UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103094
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 44	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 756	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2017

Approximate Date of Proposed Public Offering
Due to file size constraints, this Filing is being made in two related submissions.
This submission is the second of two related submissions.
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2017 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America All American Gold AnnuitySM (Key)
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2017.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2017), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 100. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The following underlying mutual funds are available under this contract.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
1

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Guggenheim Variable Fund - Multi-Hedge Strategies
Ivy Variable Insurance Portfolios - Mid Cap Growth
Janus Aspen Series - Global Technology Portfolio: Service Shares
Janus Aspen Series - Overseas Portfolio: Service Shares
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
MFS® Variable Insurance Trust - MFS Value Series: Service Class
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
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Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
For a complete list of funds, including funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
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Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
5

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one option)
Four Year CDSC Option ("L Schedule Option")	0.50% [5]
Total Variable Account Charges (including this option only)	1.65%
No CDSC Option ("C Schedule Option")	0.55% [6]
Total Variable Account Charges (including this option only)	1.70%
Death Benefit Options (an applicant may elect one option)
One-Year Enhanced Death Benefit II Option	0.20% [7]
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
One-Month Enhanced Death Benefit Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
5% Extra Value Option	0.70% [11]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

3% Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

10

Recurring Contract Expenses
Capital Preservation Plus Lifetime Income Option	1.00% [13]
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options. [14]

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[14]
Nationwide Lifetime Income Riders (an applicant may purchase one option):
5% Nationwide Lifetime Income Rider (no longer available)	1.00% [15]
7% Nationwide Lifetime Income Rider	1.00%
10% Nationwide Lifetime Income Rider	1.20%
Joint Options for the Nationwide Lifetime Income Riders (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (no longer available)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider	0.30% [16]
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in New York)	0.30% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Nationwide Lifetime Income Rider	1.20% [18]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [18]
Maximum Possible Total Variable Account Charges	4.60% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
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[8]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[9]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option seven years from the date the contract was issued.
[12]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option seven years from the date the contract was issued.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[15]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[16]	For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that elected the Joint Option for the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[17]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2016, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.41%	2.45%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
12

Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.45%)	$1,472	$2,753	$3,955	$6,839	*	$2,253	$3,655	$6,839	$772	$2,253	$3,655	$6,839
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,258	$2,163	$3,056	$5,433	*	$1,663	$2,756	$5,433	$558	$1,663	$2,756	$5,433
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
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Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
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Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
The Contract Owner may elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets.
The Contract Owner may elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
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•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
Extra Value Options
The Extra Value Options are no longer available for election. Prior to May 1, 2005, an applicant could have elected an Extra Value Option at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.70% of the Daily Net Assets. Allocations to the Fixed Account and Guaranteed Term Options will also be assessed a charge of 0.70% for the first seven Contract Years. This option is not available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
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•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for
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the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
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Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 5% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
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Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
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Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
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Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a
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market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a GTO charge equal to 0.70% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
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The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a Fixed Account charge equal to 0.70% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
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Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a Purchase Payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
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Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
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Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or sub-advisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or sub-adviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or sub-advisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
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To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
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Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
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Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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CDSC Options
L Schedule Option
The Contract Owner may elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
The Contract Owner may elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates any available Nationwide Lifetime Income Riders as optional benefits, eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit, eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
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In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
5% Extra Value Option
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option must be elected at the time of application, and the option is irrevocable. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.70% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.70%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
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Vesting and Recapture Schedule for the 5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5%	(or all of the credit)
2	0.25%	4.75%	(or 95% of the credit)
3	1%	4%	(or 80% of the credit)
4	1%	4%	(or 80% of the credit)
5	1%	4%	(or 80% of the credit)
6	1%	4%	(or 80% of the credit)
7	1%	4%	(or 80% of the credit)
8 and thereafter	5%	0%	(fully vested)
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option. The percentage of the credit Nationwide will recapture is the same percentage (ratio) that the amount surrendered that is more than 10% of the Purchase Payments (the amount that is CDSC free) is to the sum of all Purchase Payments.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $200,000 initial deposit to his contract and receives a 3% credit of $6,000. In Contract Year two, Mr. X takes a $30,000 withdrawal. The CDSC free amount of $20,000 (10% of $200,000) is subtracted from the withdrawal amount of $30,000 to get $10,000. $10,000 is used in a ratio with the sum of all purchase payments to result in $10,000/$200,000 or 5%. The $6,000 credit is then multiplied by 5% to get $300. Thus, the amount of the original credit recaptured as a result of the $30,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
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(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
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How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
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For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
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The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of
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investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
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If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
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Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
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Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
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Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
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10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
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Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
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Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued on or after May 1, 2009 but before May 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
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Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
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Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
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For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
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Availability
For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
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Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later) that also elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
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For contracts that elected this option on or after November 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts that elected this option on or after May 1, 2009 but before November 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elected this option before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous tables.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
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In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
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The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
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Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
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The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
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When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
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Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
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If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
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Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
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Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
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Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
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Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's
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allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 4.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
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(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
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Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
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A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the
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transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
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Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
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(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
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Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
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Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
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No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These proceedings include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s condensed consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s condensed consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor ("DOL"), the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company ("NMIC") insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
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Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103094
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
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Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital growth.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
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Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy (formerly, Ivy Funds Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
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Ivy Variable Insurance Portfolios - High Income (formerly, Ivy Funds Variable Insurance Portfolios - High Income)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth (formerly, Ivy Funds Variable Insurance Portfolios - Mid Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (formerly, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
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Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (formerly, The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
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Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
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Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
110

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
111

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	The fund seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	The fund seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
112

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Investment Advisor:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
113

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2016 (the maximum Variable Account charge of 4.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2016; therefore, no Condensed Financial Information is available:
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.302851	11.549310	2.18%	6,855
2015	11.584949	11.302851	-2.44%	5,536
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	25.451675	27.945034	9.80%	5,519
2015	25.385604	25.451675	0.26%	7,060
2014	23.497898	25.385604	8.03%	7,068
2013	17.661595	23.497898	33.05%	7,576
2012	15.239557	17.661595	15.89%	7,725
2011	14.534214	15.239557	4.85%	9,296
2010	13.034889	14.534214	11.50%	9,566
2009	10.956904	13.034889	18.97%	7,506
2008	18.690560	10.956904	-41.38%	9,752
2007	18.032753	18.690560	3.65%	11,403
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	33.745167	41.628464	23.36%	77,849
2015	36.198936	33.745167	-6.78%	90,350
2014	33.613007	36.198936	7.69%	96,177
2013	24.705828	33.613007	36.05%	102,762
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
2009	13.235829	18.664793	41.02%	34,530
2008	20.839679	13.235829	-36.49%	7,098
2007	20.766243	20.839679	0.35%	2,537
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	13.702519	14.139658	3.19%	644,890
2015	14.212713	13.702519	-3.59%	709,938
2014	13.918761	14.212713	2.11%	746,915
2013	15.385268	13.918761	-9.53%	786,321
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
2009	11.590410	12.627445	8.95%	373,101
2008	11.914534	11.590410	-2.72%	249,327
2007	11.008718	11.914534	8.23%	191,798
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	23.710326	26.532103	11.90%	5,553
2015	25.503376	23.710326	-7.03%	5,228
2014	22.967802	25.503376	11.04%	6,695
2013	17.149681	22.967802	33.93%	6,847
2012	15.158178	17.149681	13.14%	9,392
2011	14.908262	15.158178	1.68%	9,501
2010	13.245674	14.908262	12.55%	11,605
2009	11.377543	13.245674	16.42%	15,626
2008	17.634281	11.377543	-35.48%	15,769
2007	17.918223	17.634281	-1.58%	16,987
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	23.410849	28.399743	21.31%	164,075
2015	24.063288	23.410849	-2.71%	202,001
2014	20.942467	24.063288	14.90%	221,293
2013	16.309491	20.942467	28.41%	237,365
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
2009	9.597456	12.314461	28.31%	107,501
2008	12.861436	9.597456	-25.38%	77,291
2007	13.335329	12.861436	-3.55%	78,857
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	15.139654	15.535481	2.61%	126,639
2015	15.470652	15.139654	-2.14%	164,113
2014	15.353952	15.470652	0.76%	230,467
2013	13.575527	15.353952	13.10%	237,382
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
2009*	10.000000	12.084265	20.84%	38,056
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.822522	15.319916	29.58%	13,805
2015	12.786348	11.822522	-7.54%	17,044
2014	12.246999	12.786348	4.40%	14,183
2013*	10.000000	12.246999	22.47%	6,975
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	34.501040	42.879658	24.29%	77,614
2015	35.734867	34.501040	-3.45%	94,626
2014	34.389346	35.734867	3.91%	114,105
2013	24.723264	34.389346	39.10%	106,330
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
2009	14.141452	17.477229	23.59%	54,779
2008	20.707767	14.141452	-31.71%	44,517
2007	21.088094	20.707767	-1.80%	46,223
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	25.816234	28.439917	10.16%	164,325
2015	25.891724	25.816234	-0.29%	198,439
2014	23.158254	25.891724	11.80%	216,720
2013	17.787890	23.158254	30.19%	264,359
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
2009	10.997151	13.701928	24.60%	218,562
2008	17.749446	10.997151	-38.04%	226,260
2007	17.103366	17.749446	3.78%	245,729
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	22.473903	23.912056	6.40%	211,330
2015	23.369551	22.473903	-3.83%	240,924
2014	21.925375	23.369551	6.59%	235,952
2013	18.357321	21.925375	19.44%	251,206
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
2009	11.416659	13.793989	20.82%	58,068
2008	16.434209	11.416659	-30.53%	38,359
2007	15.560255	16.434209	5.62%	34,549
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	20.054628	23.153002	15.45%	391
2015	20.812911	20.054628	-3.64%	1,427
2014	20.780409	20.812911	0.16%	1,416
2013	14.183132	20.780409	46.51%	2,421
2012	11.933275	14.183132	18.85%	3,434
2011	14.046592	11.933275	-15.05%	3,472
2010	10.862462	14.046592	29.31%	3,059
2009	8.737661	10.862462	24.32%	3,075
2008	14.204831	8.737661	-38.49%	2,785
2007	16.198118	14.204831	-12.31%	2,774
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	15.693541	14.818463	-5.58%	2,723
2015	16.967883	15.693541	-7.51%	2,655
2014	17.396767	16.967883	-2.47%	4,567
2013	15.156791	17.396767	14.78%	5,276
2012	13.936178	15.156791	8.76%	4,260
2011	14.919895	13.936178	-6.59%	4,599
2010	13.356052	14.919895	11.71%	6,859
2009	11.928954	13.356052	11.96%	7,572
2008	17.158258	11.928954	-30.48%	9,509
2007	15.832465	17.158258	8.37%	17,128
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	14.216606	14.549891	2.34%	70,741
2015	14.445469	14.216606	-1.58%	81,391
2014	14.117600	14.445469	2.32%	105,518
2013	14.175452	14.117600	-0.41%	120,283
2012	13.103008	14.175452	8.18%	153,834
2011	12.996350	13.103008	0.82%	155,623
2010	12.141918	12.996350	7.04%	168,724
2009	10.222693	12.141918	18.77%	154,198
2008	11.186532	10.222693	-8.62%	164,140
2007	10.764091	11.186532	3.92%	208,363
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	15.431036	16.051874	4.02%	681,716
2015	15.693791	15.431036	-1.67%	797,986
2014	15.234807	15.693791	3.01%	826,793
2013	13.615311	15.234807	11.89%	899,990
2012	12.344227	13.615311	10.30%	880,570
2011	12.541130	12.344227	-1.57%	747,686
2010	11.272730	12.541130	11.25%	485,392
2009	9.200014	11.272730	22.53%	286,319
2008	12.437405	9.200014	-26.03%	201,868
2007	11.605434	12.437405	7.17%	74,525
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	16.011015	16.745796	4.59%	2,815,169
2015	16.271976	16.011015	-1.60%	2,990,623
2014	15.738060	16.271976	3.39%	3,162,144
2013	13.768453	15.738060	14.31%	3,276,079
2012	12.318852	13.768453	11.77%	3,373,709
2011	12.618539	12.318852	-2.37%	3,073,212
2010	11.165396	12.618539	13.01%	1,651,824
2009	8.786820	11.165396	27.07%	735,817
2008	13.227994	8.786820	-33.57%	299,412
2007	12.169729	13.227994	8.70%	143,421
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	16.696269	17.556772	5.15%	70,089
2015	16.980427	16.696269	-1.67%	71,133
2014	16.400060	16.980427	3.54%	81,163
2013	13.665277	16.400060	20.01%	77,851
2012	12.002448	13.665277	13.85%	74,513
2011	12.495314	12.002448	-3.94%	76,290
2010	10.907377	12.495314	14.56%	51,353
2009	8.411623	10.907377	29.67%	39,193
2008	13.763321	8.411623	-38.88%	25,496
2007	12.535369	13.763321	9.80%	25,457
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	13.861733	18.294076	31.98%	77,514
2015	17.694870	13.861733	-21.66%	85,590
2014	20.520501	17.694870	-13.77%	91,212
2013	16.721636	20.520501	22.72%	99,753
2012	16.151935	16.721636	3.53%	96,431
2011	17.235639	16.151935	-6.29%	89,625
2010	14.632820	17.235639	17.79%	79,662
2009	10.030983	14.632820	45.88%	85,295
2008	22.256534	10.030983	-54.93%	82,415
2007	15.460332	22.256534	43.96%	71,005
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	22.795194	26.524303	16.36%	419,351
2015	24.081035	22.795194	-5.34%	492,782
2014	22.456933	24.081035	7.23%	503,077
2013	17.772487	22.456933	26.36%	560,242
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
2009	10.584588	13.589574	28.39%	497,697
2008	18.724223	10.584588	-43.47%	455,007
2007	18.705230	18.724223	0.10%	436,907
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	27.376076	27.210940	-0.60%	201,870
2015	25.905931	27.376076	5.67%	255,239
2014	23.607433	25.905931	9.74%	261,070
2013	17.560229	23.607433	34.44%	273,302
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
2009	10.146051	12.834093	26.49%	147,518
2008	19.479922	10.146051	-47.92%	100,391
2007	15.559606	19.479922	25.20%	112,728
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	14.386323	14.858137	3.28%	1,694,324
2015	14.678405	14.386323	-1.99%	1,966,533
2014	14.059340	14.678405	4.40%	2,200,795
2013	14.523213	14.059340	-3.19%	2,167,302
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
2009	10.836274	12.368667	14.14%	2,523,159
2008	11.355411	10.836274	-4.57%	2,379,044
2007	11.037441	11.355411	2.88%	2,294,105
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	37.495992	41.485406	10.64%	388,723
2015	38.560249	37.495992	-2.76%	455,052
2014	36.789783	38.560249	4.81%	508,320
2013	27.392178	36.789783	34.31%	547,119
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
2009	15.633776	21.597277	38.14%	471,558
2008	26.188192	15.633776	-40.30%	414,031
2007	22.971128	26.188192	14.00%	355,875
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	23.467075	21.975804	-6.35%	179,118
2015	22.982464	23.467075	2.11%	190,955
2014	25.353374	22.982464	-9.35%	2,286
2013	19.704173	25.353374	28.67%	2,415
2012	16.559384	19.704173	18.99%	15,410
2011	20.265788	16.559384	-18.29%	15,735
2010	18.170300	20.265788	11.53%	17,077
2009	14.563164	18.170300	24.77%	6,116
2008	26.289867	14.563164	-44.61%	6,353
2007	22.722492	26.289867	15.70%	9,831
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	31.093245	33.586558	8.02%	7,205
2015	32.491592	31.093245	-4.30%	8,141
2014	30.859675	32.491592	5.29%	8,660
2013	23.980303	30.859675	28.69%	9,862
2012	19.092565	23.980303	25.60%	16,551
2011	21.233217	19.092565	-10.08%	18,743
2010	17.002078	21.233217	24.89%	19,427
2009	10.944702	17.002078	55.35%	21,698
2008	22.729091	10.944702	-51.85%	27,252
2007	21.808314	22.729091	4.22%	34,299
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.858820	13.267937	11.88%	49,268
2015	12.791557	11.858820	-7.29%	108,243
2014	12.582030	12.791557	1.67%	148,398
2013	10.283833	12.582030	22.35%	152,077
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
2009	6.604890	8.504046	28.75%	80,046
2008*	10.000000	6.604890	-33.95%	28,608
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	14.291261	16.108477	12.72%	444,152
2015	15.554820	14.291261	-8.12%	546,970
2014	15.041481	15.554820	3.41%	656,062
2013	13.354649	15.041481	12.63%	744,220
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
2009	7.937530	10.639189	34.04%	718,515
2008	11.415294	7.937530	-30.47%	631,850
2007	11.130667	11.415294	2.56%	590,457
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	25.049885	28.735102	14.71%	104,409
2015	26.300762	25.049885	-4.76%	133,935
2014	24.472041	26.300762	7.47%	121,174
2013	19.089239	24.472041	28.20%	131,595
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
2009	11.899829	13.803199	15.99%	258,618
2008	16.513537	11.899829	-27.94%	285,803
2007	17.168132	16.513537	-3.81%	394,501
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	30.998703	39.893682	28.69%	198,333
2015	33.860639	30.998703	-8.45%	251,416
2014	34.060063	33.860639	-0.59%	289,343
2013	25.291090	34.060063	34.67%	288,682
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
2009	14.038386	17.922968	27.67%	506,236
2008	21.202291	14.038386	-33.79%	152,690
2007	21.973252	21.202291	-3.51%	172,733
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.435653	8.632409	16.09%	27,585
2015	9.356320	7.435653	-20.53%	32,336
2014*	10.000000	9.356320	-6.44%	38,602
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	21.042314	22.293498	5.95%	137,457
2015	22.765198	21.042314	-7.57%	170,279
2014	25.914836	22.765198	-12.15%	172,973
2013	21.319111	25.914836	21.56%	5,525
2012	18.241701	21.319111	16.87%	5,543
2011	20.649570	18.241701	-11.66%	7,095
2010	19.269721	20.649570	7.16%	5,884
2009	14.224700	19.269721	35.47%	6,723
2008	24.136152	14.224700	-41.06%	8,225
2007	21.149341	24.136152	14.12%	15,490
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.297078	9.460508	1.76%	203,358
2015	9.828317	9.297078	-5.41%	231,793
2014	9.763677	9.828317	0.66%	283,528
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.330904	10.163024	-1.63%	568
2015	10.261380	10.330904	0.68%	1,255
2014	9.918609	10.261380	3.46%	2,166
2013*	10.000000	9.918609	-0.81%	1,186
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.772922	14.898027	0.85%	14,194
2015	14.267087	14.772922	3.55%	15,906
2014	13.343116	14.267087	6.92%	17,747
2013	9.655742	13.343116	38.19%	17,578
2012*	10.000000	9.655742	-3.44%	27,727
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.333799	13.797174	11.86%	1,632
2015	13.035277	12.333799	-5.38%	1,753
2014	12.659081	13.035277	2.97%	2,229
2013	9.968791	12.659081	26.99%	1,986
2012*	10.000000	9.968791	-0.31%	4,309
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.999135	13.917796	-0.58%	42,437
2015	14.015979	13.999135	-0.12%	42,222
2014	13.166297	14.015979	6.45%	46,865
2013	9.750436	13.166297	35.03%	56,595
2012*	10.000000	9.750436	-2.50%	77,263
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	14.464707	13.931596	-3.69%	102,953
2015	15.965561	14.464707	-9.40%	159,636
2014	17.048949	15.965561	-6.35%	195,064
2013	13.783255	17.048949	23.69%	208,088
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
2009*	10.000000	11.873555	18.74%	43,909
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	11.008964	12.644255	14.85%	24,365
2015	11.911916	11.008964	-7.58%	46,953
2014	11.825257	11.911916	0.73%	51,069
2013	10.826150	11.825257	9.23%	47,683
2012*	10.000000	10.826150	8.26%	12,199
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.855627	13.485385	4.90%	18,985
2015	13.803004	12.855627	-6.86%	27,657
2014	12.944900	13.803004	6.63%	34,743
2013	10.078253	12.944900	28.44%	31,757
2012*	10.000000	10.078253	0.78%	19,328
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	24.374565	25.136786	3.13%	5,747
2015	24.557325	24.374565	-0.74%	6,200
2014	22.952139	24.557325	6.99%	7,513
2013	19.381125	22.952139	18.43%	8,447
2012	17.294055	19.381125	12.07%	9,911
2011	17.260958	17.294055	0.19%	10,842
2010	16.150346	17.260958	6.88%	12,700
2009	13.009955	16.150346	24.14%	15,306
2008	15.679494	13.009955	-17.03%	11,815
2007	14.383232	15.679494	9.01%	20,356
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	34.170332	34.434579	0.77%	179,348
2015	30.881449	34.170332	10.65%	206,570
2014	28.801846	30.881449	7.22%	242,692
2013	22.261226	28.801846	29.38%	251,749
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
2009	13.010568	18.778978	44.34%	89,232
2008	23.634716	13.010568	-44.95%	58,748
2007	17.499988	23.634716	35.06%	24,691
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.919967	16.791786	12.55%	17,493
2015	14.423477	14.919967	3.44%	36,391
2014	13.343943	14.423477	8.09%	35,810
2013	9.970499	13.343943	33.83%	38,016
2012*	10.000000	9.970499	-0.30%	18,615
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	27.726728	25.570288	-7.78%	27,504
2015	30.757342	27.726728	-9.85%	30,703
2014	35.398964	30.757342	-13.11%	33,859
2013	31.335568	35.398964	12.97%	42,408
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
2009	19.143301	33.886132	77.01%	1,592
2008	40.540238	19.143301	-52.78%	1,593
2007	32.037740	40.540238	26.54%	3,697
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.641599	13.596154	7.55%	11,409
2015	13.069092	12.641599	-3.27%	15,553
2014	14.292266	13.069092	-8.56%	17,901
2013	10.238380	14.292266	39.59%	16,886
2012*	10.000000	10.238380	2.38%	2,796
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	28.381463	31.920916	12.47%	617,538
2015	28.982349	28.381463	-2.07%	754,378
2014	26.605168	28.982349	8.94%	874,805
2013	19.849130	26.605168	34.04%	910,499
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
2009	13.234707	16.019700	21.04%	1,045,304
2008	19.906881	13.234707	-33.52%	160,684
2007	18.718319	19.906881	6.35%	118,579
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.871014	16.291646	2.65%	304,136
2015	15.101235	15.871014	5.10%	370,882
2014	15.105813	15.101235	-0.03%	391,149
2013	11.972877	15.105813	26.17%	362,854
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.750484	10.201733	4.63%	45,036
2015*	10.000000	9.750484	-2.50%	48,034
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	13.285604	13.902832	4.65%	27,534
2015	13.552959	13.285604	-1.97%	34,303
2014	12.746327	13.552959	6.33%	40,879
2013	12.969860	12.746327	-1.72%	43,439
2012	12.016435	12.969860	7.93%	44,850
2011	11.532700	12.016435	4.19%	49,763
2010	10.918054	11.532700	5.63%	71,735
2009	10.097843	10.918054	8.12%	68,338
2008	11.408108	10.097843	-11.49%	1,180,775
2007	10.969146	11.408108	4.00%	1,291,473
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	22.699779	24.813672	9.31%	365
2015	23.236956	22.699779	-2.31%	365
2014	22.846929	23.236956	1.71%	365
2013	25.330782	22.846929	-9.81%	378
2012	21.739937	25.330782	16.52%	378
2011	20.575707	21.739937	5.66%	553
2010	18.967320	20.575707	8.48%	1,367
2009	14.747139	18.967320	28.62%	1,535
2008	17.547321	14.747139	-15.96%	1,556
2007	16.685601	17.547321	5.16%	1,563
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.531504	17.042865	9.73%	45,200
2015	16.925236	15.531504	-8.23%	48,128
2014	17.482977	16.925236	-3.19%	51,438
2013	13.406784	17.482977	30.40%	49,683
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	21.488963	25.536111	18.83%	382,161
2015	22.749450	21.488963	-5.54%	490,308
2014	20.375888	22.749450	11.65%	523,493
2013	15.654684	20.375888	30.16%	593,461
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
2009*	10.000000	12.455035	24.55%	24,889
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.849732	16.000522	7.75%	26,386,849
2015	14.876089	14.849732	-0.18%	28,158,210
2014	14.333814	14.876089	3.78%	29,472,567
2013	11.761815	14.333814	21.87%	30,398,117
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
2009	7.629628	9.307778	22.00%	12,698,235
2008	10.991163	7.629628	-30.58%	5,615,955
2007	10.476339	10.991163	4.91%	3,393,826
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.773591	11.947024	1.47%	9,850,011
2015	11.938142	11.773591	-1.38%	10,603,557
2014	11.504300	11.938142	3.77%	10,806,227
2013	11.945598	11.504300	-3.69%	10,878,758
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
2009	9.484428	10.514432	10.86%	3,441,979
2008	10.645730	9.484428	-10.91%	1,276,507
2007	10.458382	10.645730	1.79%	476,976
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	16.570921	16.411534	-0.96%	445,554
2015	15.734209	16.570921	5.32%	498,087
2014	15.630348	15.734209	0.66%	561,259
2013	12.291636	15.630348	27.16%	584,724
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
2009	7.377345	10.326441	39.98%	419,828
2008	12.162544	7.377345	-39.34%	321,643
2007	10.759272	12.162544	13.04%	197,387
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	15.829159	17.065869	7.81%	801,464
2015	15.046269	15.829159	5.20%	950,293
2014	14.085094	15.046269	6.82%	1,077,342
2013	10.993629	14.085094	28.12%	1,144,837
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
2009	6.273149	8.605881	37.19%	947,533
2008	11.375941	6.273149	-44.86%	828,110
2007	10.285224	11.375941	10.60%	495,029
125

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	13.629860	14.967386	9.81%	8,565,009
2015	13.640203	13.629860	-0.08%	9,422,763
2014	12.518558	13.640203	8.96%	10,126,977
2013	9.524179	12.518558	31.44%	11,011,611
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
2009	6.009658	7.763734	29.19%	4,467,865
2008	9.816107	6.009658	-38.78%	1,389,468
2007*	10.000000	9.816107	-1.84%	334,511
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	24.047691	27.949469	16.23%	320,240
2015	26.022987	24.047691	-7.59%	384,826
2014	24.168378	26.022987	7.67%	406,472
2013	18.070541	24.168378	33.74%	437,173
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
2009	11.098645	14.072345	26.79%	355,745
2008	17.884339	11.098645	-37.94%	397,639
2007	18.577828	17.884339	-3.73%	949,816
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	20.265831	22.869387	12.85%	55,174
2015	21.050455	20.265831	-3.73%	76,772
2014	20.765745	21.050455	1.37%	83,690
2013	19.619773	20.765745	5.84%	11,936
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
2009	10.458553	15.093811	44.32%	15,229
2008	14.692698	10.458553	-28.82%	19,491
2007	14.412770	14.692698	1.94%	33,077
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.985771	14.575396	12.24%	113,678
2015	13.295423	12.985771	-2.33%	123,337
2014	12.622173	13.295423	5.33%	133,814
2013	8.896205	12.622173	41.88%	141,785
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
2009	5.114540	7.733391	51.20%	30,982
2008*	10.000000	5.114540	-48.85%	2,461
126

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	15.061419	16.393765	8.85%	668,319
2015	15.300656	15.061419	-1.56%	810,065
2014	14.006605	15.300656	9.24%	967,081
2013	10.226827	14.006605	36.96%	974,583
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
2009	6.128884	7.952881	29.76%	2,015,768
2008*	10.000000	6.128884	-38.71%	2,408,312
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.599046	13.496191	7.12%	89,656
2015	12.973144	12.599046	-2.88%	88,488
2014	12.559301	12.973144	3.30%	90,738
2013	9.812976	12.559301	27.99%	89,809
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
2009	6.363626	8.127013	27.71%	7,772
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.538101	13.151370	4.89%	7,913,293
2015	12.819763	12.538101	-2.20%	9,148,820
2014	12.434537	12.819763	3.10%	9,739,962
2013	10.971118	12.434537	13.34%	10,311,255
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
2009	7.927537	9.389621	18.44%	3,148,808
2008*	10.000000	7.927537	-20.72%	448,773
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.742843	13.518988	6.09%	18,174,799
2015	13.064675	12.742843	-2.46%	20,442,657
2014	12.623676	13.064675	3.49%	20,674,321
2013	10.532766	12.623676	19.85%	21,534,814
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
2009	7.204634	8.842676	22.74%	7,515,199
2008*	10.000000	7.204634	-27.95%	1,138,664
127

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.859292	12.264060	3.41%	3,613,940
2015	12.085949	11.859292	-1.88%	3,723,331
2014	11.831794	12.085949	2.15%	3,918,954
2013	11.406770	11.831794	3.73%	4,127,867
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
2009	9.078992	10.143105	11.72%	1,900,192
2008*	10.000000	9.078992	-9.21%	474,456
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.363390	10.813782	4.35%	15,472
2015	10.954322	10.363390	-5.39%	16,104
2014	10.836834	10.954322	1.08%	13,430
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.304924	10.819573	4.99%	15,741
2015	10.959248	10.304924	-5.97%	12,123
2014	10.975511	10.959248	-0.15%	10,384
2013*	10.000000	10.975511	9.76%	2,906
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.670096	13.368844	5.51%	14,409,163
2015	12.955579	12.670096	-2.20%	16,008,325
2014	12.533509	12.955579	3.37%	17,013,899
2013	10.762993	12.533509	16.45%	17,956,622
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
2009	7.562819	9.116587	20.54%	6,698,757
2008*	10.000000	7.562819	-24.37%	1,374,242
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.650899	13.455170	6.36%	1,548,005
2015	12.993982	12.650899	-2.64%	2,045,353
2014	12.571666	12.993982	3.36%	2,224,277
2013	10.233532	12.571666	22.85%	2,439,771
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
2009	6.841204	8.559890	25.12%	1,581,447
2008*	10.000000	6.841204	-31.59%	768,311
128

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.358450	12.949443	4.78%	4,547,728
2015	12.636825	12.358450	-2.20%	5,030,824
2014	12.282434	12.636825	2.89%	5,340,318
2013	11.169980	12.282434	9.96%	5,676,423
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
2009	8.307908	9.664334	16.33%	1,930,284
2008*	10.000000	8.307908	-16.92%	283,603
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	12.209832	12.673918	3.80%	565,765
2015	12.461605	12.209832	-2.02%	648,505
2014	12.043098	12.461605	3.48%	778,293
2013	12.448172	12.043098	-3.25%	725,842
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
2009	9.846940	10.569931	7.34%	1,064,883
2008*	10.000000	9.846940	-1.53%	1,798
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	26.261721	27.901948	6.25%	30,202
2015	31.715737	26.261721	-17.20%	33,192
2014	34.035014	31.715737	-6.81%	36,443
2013	34.283888	34.035014	-0.73%	300
2012	29.646544	34.283888	15.64%	300
2011	38.746446	29.646544	-23.49%	454
2010	33.815985	38.746446	14.58%	483
2009	20.975923	33.815985	61.21%	483
2008	50.440300	20.975923	-58.41%	483
2007	35.146754	50.440300	43.51%	767
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	13.324658	13.269527	-0.41%	1,078,692
2015	13.494346	13.324658	-1.26%	1,212,680
2014	13.054852	13.494346	3.37%	1,399,106
2013	13.764967	13.054852	-5.16%	1,463,255
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
2009	12.121741	12.304475	1.51%	2,022,923
2008	11.383970	12.121741	6.48%	2,374,849
2007	10.747750	11.383970	5.92%	1,924,880
129

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	10.023926	9.909723	-1.14%	3,094,334
2015	10.140543	10.023926	-1.15%	3,480,548
2014	10.258510	10.140543	-1.15%	3,644,159
2013	10.377853	10.258510	-1.15%	4,072,487
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
2009	10.864686	10.744251	-1.11%	1,966,150
2008	10.769904	10.864686	0.88%	1,510,999
2007	10.397563	10.769904	3.58%	1,253,507
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.637247	8.592293	-0.52%	152,119
2015	9.028520	8.637247	-4.33%	170,089
2014	9.199775	9.028520	-1.86%	163,000
2013	7.916447	9.199775	16.21%	150,517
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
2009	5.465521	6.993821	27.96%	59,432
2008*	10.000000	5.465521	-45.34%	9,687
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.721257	9.660025	-0.63%	78,307
2015	9.972865	9.721257	-2.52%	83,826
2014	10.754329	9.972865	-7.27%	77,017
2013	8.990410	10.754329	19.62%	68,543
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
2009	6.617105	8.412370	27.13%	12,193
2008	11.762888	6.617105	-43.75%	9,749
2007	10.879072	11.762888	8.12%	4,938
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	24.791306	26.827228	8.21%	358,958
2015	25.332564	24.791306	-2.14%	428,700
2014	24.410332	25.332564	3.78%	425,468
2013	19.406489	24.410332	25.78%	449,801
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
2009	12.518763	15.741444	25.74%	575,318
2008	20.052686	12.518763	-37.57%	559,049
2007	19.146442	20.052686	4.73%	501,208
130

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	15.464566	16.250688	5.08%	3,161,769
2015	15.671697	15.464566	-1.32%	3,389,956
2014	15.158944	15.671697	3.38%	3,467,480
2013	13.520328	15.158944	12.12%	3,563,834
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
2009*	10.000000	11.550746	15.51%	976,583
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	17.602214	18.746995	6.50%	6,989,245
2015	17.902199	17.602214	-1.68%	7,334,968
2014	17.213315	17.902199	4.00%	7,636,976
2013	14.572666	17.213315	18.12%	7,623,981
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
2009*	10.000000	12.110672	21.11%	1,520,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	14.564788	15.011613	3.07%	2,705,088
2015	14.695321	14.564788	-0.89%	2,910,221
2014	14.309590	14.695321	2.70%	3,168,528
2013	13.808862	14.309590	3.63%	3,599,578
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
2009	11.565462	12.471040	7.83%	2,130,762
2008	12.449849	11.565462	-7.10%	1,471,803
2007	11.952305	12.449849	4.16%	843,905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.337192	10.801883	4.50%	91,427
2015	10.807752	10.337192	-4.35%	93,897
2014	10.671417	10.807752	1.28%	89,302
2013*	10.000000	10.671417	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.273175	10.861216	5.72%	1,345
2015	10.820654	10.273175	-5.06%	1,364
2014	10.759988	10.820654	0.56%	569
2013*	10.000000	10.759988	7.60%	0
131

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	19.924520	21.102865	5.91%	11,765,558
2015	20.224004	19.924520	-1.48%	13,499,194
2014	19.451473	20.224004	3.97%	14,898,496
2013	16.872314	19.451473	15.29%	15,805,772
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
2009	12.073397	14.218297	17.77%	12,723,507
2008	15.902704	12.073397	-24.08%	9,825,685
2007	15.226962	15.902704	4.44%	9,169,860
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	22.761033	24.408297	7.24%	4,603,410
2015	23.195107	22.761033	-1.87%	5,337,089
2014	22.356717	23.195107	3.75%	5,915,047
2013	18.481146	22.356717	20.97%	6,520,226
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
2009	12.385996	15.230066	22.96%	7,304,794
2008	18.263302	12.385996	-32.18%	7,158,893
2007	17.406379	18.263302	4.92%	6,636,184
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	17.330765	18.109008	4.49%	3,621,572
2015	17.537747	17.330765	-1.18%	3,979,392
2014	16.938973	17.537747	3.53%	4,291,979
2013	15.508419	16.938973	9.22%	4,729,773
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
2009	11.848856	13.418114	13.24%	3,587,493
2008	14.109371	11.848856	-16.02%	2,688,580
2007	13.484310	14.109371	4.64%	2,426,440
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	23.456331	23.958145	2.14%	388,747
2015	22.637536	23.456331	3.62%	438,382
2014	21.094704	22.637536	7.31%	509,101
2013	15.658311	21.094704	34.72%	587,953
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
2009*	10.000000	12.937743	29.38%	14,425
132

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	34.171304	40.632983	18.91%	78,416
2015	35.467680	34.171304	-3.66%	95,959
2014	32.791237	35.467680	8.16%	106,405
2013	24.932794	32.791237	31.52%	110,161
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
2009	13.216175	17.866024	35.18%	78,182
2008	21.043186	13.216175	-37.19%	83,825
2007	19.793057	21.043186	6.32%	87,102
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	15.309363	16.442359	7.40%	568,389
2015	15.948421	15.309363	-4.01%	625,706
2014	15.530801	15.948421	2.69%	651,484
2013	15.890146	15.530801	-2.26%	645,794
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
2009	10.212412	12.556122	22.95%	252,542
2008	12.491118	10.212412	-18.24%	192,261
2007	12.078610	12.491118	3.42%	149,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.754701	10.368566	-3.59%	918,394
2015	10.951496	10.754701	-1.80%	1,070,024
2014	11.230744	10.951496	-2.49%	1,229,740
2013	9.383592	11.230744	19.68%	1,171,002
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
2009	6.077196	8.176393	34.54%	1,873,432
2008*	10.000000	6.077196	-39.23%	1,942,365
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	15.047914	15.616337	3.78%	350,116
2015	16.082691	15.047914	-6.43%	372,389
2014	18.012939	16.082691	-10.72%	359,528
2013	15.053686	18.012939	19.66%	386
2012	13.011087	15.053686	15.70%	386
2011	15.746802	13.011087	-17.37%	386
2010	15.043154	15.746802	4.68%	386
2009	11.750680	15.043154	28.02%	386
2008	22.211152	11.750680	-47.10%	386
2007	21.878393	22.211152	1.52%	386
133

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.904528	15.026794	0.82%	380,057
2015	14.620369	14.904528	1.94%	460,900
2014	13.427775	14.620369	8.88%	537,423
2013	10.106069	13.427775	32.87%	563,298
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
2009	6.311593	8.070301	27.86%	1,099,010
2008*	10.000000	6.311593	-36.88%	1,337
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	13.247487	15.196797	14.71%	157,297
2015	13.878543	13.247487	-4.55%	178,646
2014	12.735469	13.878543	8.98%	195,282
2013	9.541471	12.735469	33.47%	220,235
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
2009	6.299706	7.934264	25.95%	167,831
2008*	10.000000	6.299706	-37.00%	6,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	14.429845	15.128127	4.84%	538,917
2015	14.648357	14.429845	-1.49%	619,187
2014	14.287313	14.648357	2.53%	719,466
2013	10.427761	14.287313	37.01%	691,725
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
2009	6.221846	7.792888	25.25%	1,233,119
2008*	10.000000	6.221846	-37.78%	769,715
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.914135	19.661842	16.25%	391,704
2015	17.619336	16.914135	-4.00%	475,585
2014	15.231863	17.619336	15.67%	564,456
2013	11.357084	15.231863	34.12%	579,132
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
2009	6.705806	8.648417	28.97%	1,002,459
2008*	10.000000	6.705806	-32.94%	1,438,590
134

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	23.375200	24.969114	6.82%	32,992
2015	23.522555	23.375200	-0.63%	36,343
2014	23.207171	23.522555	1.36%	38,573
2013	16.309138	23.207171	42.30%	41,284
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
2009	9.574786	12.037789	25.72%	29,826
2008	18.117657	9.574786	-47.15%	24,581
2007	16.739290	18.117657	8.23%	46,486
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	32.773322	40.695741	24.17%	19,071
2015	35.379738	32.773322	-7.37%	23,963
2014	33.523407	35.379738	5.54%	29,803
2013	24.219631	33.523407	38.41%	32,751
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
2009	14.009965	17.430204	24.41%	39,410
2008	20.935362	14.009965	-33.08%	39,469
2007	22.830704	20.935362	-8.30%	43,628
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	30.240076	36.632273	21.14%	52,116
2015	31.182839	30.240076	-3.02%	63,923
2014	31.371196	31.182839	-0.60%	72,165
2013	22.579731	31.371196	38.94%	77,069
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
2009	12.968402	17.232892	32.88%	101,136
2008	21.282196	12.968402	-39.06%	224,549
2007	21.130800	21.282196	0.72%	200,067
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	22.981833	25.253129	9.88%	413,936
2015	23.096328	22.981833	-0.50%	497,702
2014	20.895881	23.096328	10.53%	598,408
2013	16.162472	20.895881	29.29%	601,445
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
2009	10.419872	12.932384	24.11%	1,192,736
2008	18.053627	10.419872	-42.28%	1,499,813
2007	16.928560	18.053627	6.65%	1,174,551
135

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	13.351815	14.145939	5.95%	96,469
2015	14.317576	13.351815	-6.75%	117,515
2014	11.262367	14.317576	27.13%	142,751
2013	11.093835	11.262367	1.52%	174,650
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
2009	5.589945	7.211786	29.01%	178,182
2008*	10.000000	5.589945	-44.10%	5,866
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	13.061331	14.382933	10.12%	91,096
2015	13.089868	13.061331	-0.22%	90,611
2014	11.710717	13.089868	11.78%	103,960
2013*	10.000000	11.710717	17.11%	15,481
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.495092	10.633224	1.32%	421,646
2015	10.653524	10.495092	-1.49%	515,109
2014	10.724502	10.653524	-0.66%	535,152
2013	10.837845	10.724502	-1.05%	500,943
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
2009	9.866941	10.446897	5.88%	403,948
2008*	10.000000	9.866941	-1.33%	59,768
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.226748	14.609064	19.48%	16,262
2015	13.003827	12.226748	-5.98%	13,876
2014	12.582420	13.003827	3.35%	9,027
2013*	10.000000	12.582420	25.82%	6,646
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	14.243671	14.237352	-0.04%	1,044,396
2015	14.994609	14.243671	-5.01%	1,127,206
2014	16.514477	14.994609	-9.20%	1,207,317
2013	13.911205	16.514477	18.71%	1,148,859
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
2009*	10.000000	12.934195	29.34%	1,411,608
136

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	13.983757	13.572382	-2.94%	0
2015	13.933544	13.983757	0.36%	0
2014	14.572781	13.933544	-4.39%	0
2013	12.511070	14.572781	16.48%	0
2012	10.682829	12.511070	17.11%	0
2011	12.327064	10.682829	-13.34%	0
2010	10.220352	12.327064	20.61%	0
2009	7.686533	10.220352	32.96%	0
2008	14.517764	7.686533	-47.05%	14,051
2007	14.230346	14.517764	2.02%	1,059,807
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	31.122324	32.045735	2.97%	1,178
2015	31.174254	31.122324	-0.17%	1,729
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	10.776974	10.783265	0.06%	755,620
2015	10.882343	10.776974	-0.97%	810,343
2014	10.942194	10.882343	-0.55%	919,112
2013	11.001623	10.942194	-0.54%	948,214
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
2009	9.205394	10.312225	12.02%	1,253,496
2008	10.757043	9.205394	-14.42%	2,007,434
2007	10.387234	10.757043	3.56%	1,791,832
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	25.170871	27.336078	8.60%	32,466
2015	25.582310	25.170871	-1.61%	44,558
2014	23.445821	25.582310	9.11%	45,173
2013	17.236872	23.445821	36.02%	68,945
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
2009	10.394877	13.504527	29.92%	73,700
2008	17.365394	10.394877	-40.14%	79,308
2007	16.325586	17.365394	6.37%	1,473,999
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	31.911521	31.495987	-1.30%	66,120
2015	31.139232	31.911521	2.48%	82,003
2014	30.866879	31.139232	0.88%	97,133
2013	24.589040	30.866879	25.53%	7,343
2012	20.566853	24.589040	19.56%	7,376
2011	22.745144	20.566853	-9.58%	7,780
2010	19.886761	22.745144	14.37%	10,253
2009	14.436640	19.886761	37.75%	10,324
2008	24.476392	14.436640	-41.02%	10,882
2007	23.343167	24.476392	4.85%	13,476
137

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.766136	10.258954	5.05%	14,348
2015	10.132234	9.766136	-3.61%	61,405
2014	10.000942	10.132234	1.31%	46,176
2013	10.154557	10.000942	-1.51%	65,361
2012*	10.000000	10.154557	1.55%	59,523
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	24.992254	27.496938	10.02%	526,567
2015	24.521168	24.992254	1.92%	627,127
2014	22.469491	24.521168	9.13%	740,308
2013	17.293862	22.469491	29.93%	780,116
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
2009	10.510501	13.298130	26.52%	1,245,937
2008	17.324795	10.510501	-39.33%	1,408,510
2007	16.828784	17.324795	2.95%	1,166,720
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	34.501906	40.133466	16.32%	82,149
2015	37.168245	34.501906	-7.17%	96,022
2014	33.675868	37.168245	10.37%	106,208
2013	24.226087	33.675868	39.01%	111,482
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
2009	13.113862	17.744186	35.31%	101,069
2008	21.399140	13.113862	-38.72%	444,737
2007	21.955079	21.399140	-2.53%	300,587
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.381376	10.470564	11.61%	17,988
2015	10.450730	9.381376	-10.23%	23,519
2014	10.524441	10.450730	-0.70%	51,864
2013	10.635249	10.524441	-1.04%	63,504
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	11.020101	11.210014	1.72%	25,603
2015	12.010066	11.020101	-8.24%	26,008
2014	12.113330	12.010066	-0.85%	28,913
2013	13.115558	12.113330	-7.64%	29,975
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
2009*	10.000000	10.881912	8.82%	15,301
138

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.573261	11.589833	0.14%	1,380,152
2015	11.683511	11.573261	-0.94%	1,478,292
2014	11.731651	11.683511	-0.41%	1,606,690
2013	11.895761	11.731651	-1.38%	1,549,247
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
2009*	10.000000	10.961461	9.61%	718,570
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.717682	10.868481	1.41%	490,044
2015	10.806099	10.717682	-0.82%	534,841
2014	10.494450	10.806099	2.97%	588,845
2013	10.839073	10.494450	-3.18%	572,913
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	19.632507	22.321816	13.70%	5,420
2015	21.477656	19.632507	-8.59%	7,941
2014	19.621556	21.477656	9.46%	8,790
2013	14.630110	19.621556	34.12%	11,016
2012	12.423243	14.630110	17.76%	15,311
2011	13.179160	12.423243	-5.74%	21,204
2010	11.656463	13.179160	13.06%	19,618
2009	9.083964	11.656463	28.32%	22,663
2008	14.990773	9.083964	-39.40%	26,777
2007	16.140864	14.990773	-7.13%	30,248
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.348726	3.49%	5,980
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	18.561598	17.898565	-3.57%	0
2015	18.751265	18.561598	-1.01%	0
2014	20.348585	18.751265	-7.85%	0
2013	16.073335	20.348585	26.60%	0
2012	13.337649	16.073335	20.51%	0
2011	16.243221	13.337649	-17.89%	0
2010	14.934733	16.243221	8.76%	1,316
2009	12.122313	14.934733	23.20%	1,430
2008	21.880176	12.122313	-44.60%	1,430
2007	20.426997	21.880176	7.11%	1,942
139

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	32.000556	28.243797	-11.74%	37,813
2015	28.783452	32.000556	11.18%	57,267
2014	22.189717	28.783452	29.72%	62,253
2013	14.914208	22.189717	48.78%	55,998
2012	11.517684	14.914208	29.49%	38,874
2011	10.555188	11.517684	9.12%	16,267
2010*	10.000000	10.555188	5.55%	3,888
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.601898	7.958170	42.06%	14,940
2015	8.515254	5.601898	-34.21%	18,096
2014	10.648674	8.515254	-20.03%	20,568
2013	9.745932	10.648674	9.26%	29,409
2012*	10.000000	9.745932	-2.54%	39,062
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.503148	7.801719	41.77%	15,192
2015	8.387716	5.503148	-34.39%	9,012
2014	10.520797	8.387716	-20.27%	8,312
2013	9.649712	10.520797	9.03%	18,737
2012*	10.000000	9.649712	-3.50%	13,140
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	20.349836	20.900086	2.70%	169
2015	21.248215	20.349836	-4.23%	402
2014	19.505909	21.248215	8.93%	1,286
2013	14.733816	19.505909	32.39%	1,788
2012	12.818844	14.733816	14.94%	2,773
2011	13.917887	12.818844	-7.90%	2,360
2010	12.532630	13.917887	11.05%	2,361
2009	9.978181	12.532630	25.60%	2,166
2008	16.246396	9.978181	-38.58%	6,704
2007	14.948726	16.246396	8.68%	8,990
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	23.277094	24.792668	6.51%	54,126
2015	24.246816	23.277094	-4.00%	66,920
2014	24.998295	24.246816	-3.01%	69,846
2013	16.833485	24.998295	48.50%	60,473
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
2009	8.853008	13.358197	50.89%	13,808
2008	15.289624	8.853008	-42.10%	0
2007	13.591399	15.289624	12.49%	0
140

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.114497	10.027490	-0.86%	0
2015	10.685912	10.114497	-5.35%	0
2014	10.692939	10.685912	-0.07%	0
2013	9.961292	10.692939	7.34%	0
2012*	10.000000	9.961292	-0.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	12.019859	12.804675	6.53%	0
2015	12.357446	12.019859	-2.73%	0
2014	11.790377	12.357446	4.81%	0
2013	9.134292	11.790377	29.08%	0
2012	8.124647	9.134292	12.43%	0
2011	7.986435	8.124647	1.73%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	14.152872	16.939718	19.69%	0
2015	15.649212	14.152872	-9.56%	0
2014	14.978356	15.649212	4.48%	0
2013	11.347589	14.978356	32.00%	0
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	9.017992	9.028709	0.12%	0
2015	9.641619	9.017992	-6.47%	0
2014	9.732690	9.641619	-0.94%	0
2013	11.089221	9.732690	-12.23%	0
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	11.376306	12.351527	8.57%	0
2015	12.613114	11.376306	-9.81%	0
2014	11.708447	12.613114	7.73%	0
2013	9.011167	11.708447	29.93%	0
2012	8.210288	9.011167	9.75%	0
2011	8.322762	8.210288	-1.35%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	16.946395	19.946149	17.70%	0
2015	17.954633	16.946395	-5.62%	0
2014	16.106579	17.954633	11.47%	0
2013	12.928986	16.106579	24.58%	0
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
141

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	12.370469	12.316128	-0.44%	0
2015	13.029910	12.370469	-5.06%	0
2014	13.329493	13.029910	-2.25%	0
2013	12.147998	13.329493	9.73%	0
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	10.904343	13.709777	25.73%	0
2015	12.156287	10.904343	-10.30%	0
2014	12.001765	12.156287	1.29%	0
2013*	10.000000	12.001765	20.02%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	14.179228	17.098496	20.59%	0
2015	15.138203	14.179228	-6.33%	0
2014	15.016379	15.138203	0.81%	0
2013	11.127340	15.016379	34.95%	0
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	12.875559	13.762068	6.89%	0
2015	13.310458	12.875559	-3.27%	0
2014	12.271380	13.310458	8.47%	0
2013	9.715388	12.271380	26.31%	0
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	12.081010	12.471604	3.23%	0
2015	12.948985	12.081010	-6.70%	0
2014	12.522487	12.948985	3.41%	0
2013	10.806976	12.522487	15.87%	0
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	9.726194	10.894763	12.01%	0
2015	10.404522	9.726194	-6.52%	0
2014	10.707972	10.404522	-2.83%	0
2013	7.532969	10.707972	42.15%	0
2012	6.533452	7.532969	15.30%	0
2011	7.926868	6.533452	-17.58%	0
142

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	8.218114	7.528870	-8.39%	0
2015	9.158893	8.218114	-10.27%	0
2014	9.679333	9.158893	-5.38%	0
2013	8.692336	9.679333	11.35%	0
2012	8.238785	8.692336	5.51%	0
2011	9.091139	8.238785	-9.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	9.735534	9.667235	-0.70%	0
2015	10.196591	9.735534	-4.52%	0
2014	10.271683	10.196591	-0.73%	0
2013	10.631079	10.271683	-3.38%	0
2012	10.129826	10.631079	4.95%	0
2011	10.355588	10.129826	-2.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	11.170090	11.273707	0.93%	0
2015	11.709818	11.170090	-4.61%	0
2014	11.717031	11.709818	-0.06%	0
2013	10.793496	11.717031	8.56%	0
2012	10.087585	10.793496	7.00%	0
2011	10.563038	10.087585	-4.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	11.589778	11.760924	1.48%	0
2015	12.141093	11.589778	-4.54%	0
2014	12.103975	12.141093	0.31%	0
2013	10.914762	12.103975	10.90%	0
2012	10.066692	10.914762	8.42%	0
2011	10.628109	10.066692	-5.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	12.085540	12.330200	2.02%	0
2015	12.669441	12.085540	-4.61%	0
2014	12.612878	12.669441	0.45%	0
2013	10.832727	12.612878	16.43%	0
2012	9.807902	10.832727	10.45%	0
2011	10.524159	9.807902	-6.81%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	10.031930	12.845419	28.05%	0
2015	13.200824	10.031930	-24.01%	0
2014	15.780586	13.200824	-16.35%	0
2013	13.254605	15.780586	19.06%	0
2012	13.197880	13.254605	0.43%	0
2011	14.515965	13.197880	-9.08%	0
143

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	10.883423	12.287070	12.90%	0
2015	11.851132	10.883423	-8.17%	0
2014	11.391837	11.851132	4.03%	0
2013	9.292663	11.391837	22.59%	0
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	14.211093	13.704930	-3.56%	0
2015	13.861599	14.211093	2.52%	0
2014	13.020293	13.861599	6.46%	0
2013	9.982734	13.020293	30.43%	0
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	9.704962	9.724950	0.21%	0
2015	10.206664	9.704962	-4.92%	0
2014	10.076901	10.206664	1.29%	0
2013	10.729652	10.076901	-6.08%	0
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	14.911177	16.006674	7.35%	0
2015	15.806265	14.911177	-5.66%	0
2014	15.544538	15.806265	1.68%	0
2013	11.929551	15.544538	30.30%	0
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	10.177704	9.247213	-9.14%	0
2015	10.274275	10.177704	-0.94%	0
2014	11.683055	10.274275	-12.06%	0
2013	9.358880	11.683055	24.83%	0
2012	8.107636	9.358880	15.43%	0
2011	10.227457	8.107636	-20.73%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	12.397493	12.993002	4.80%	0
2015	13.353713	12.397493	-7.16%	0
2014	13.073209	13.353713	2.15%	0
2013	10.471159	13.073209	24.85%	0
2012	8.593905	10.471159	21.84%	0
2011	9.851112	8.593905	-12.76%	0
144

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	9.400494	10.204549	8.55%	0
2015	10.451970	9.400494	-10.06%	0
2014	10.597072	10.451970	-1.37%	0
2013	8.927686	10.597072	18.70%	0
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	10.662461	11.660724	9.36%	0
2015	11.962348	10.662461	-10.87%	0
2014	11.923431	11.962348	0.33%	0
2013	10.911805	11.923431	9.27%	0
2012	10.101352	10.911805	8.02%	0
2011	10.286944	10.101352	-1.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	12.503056	13.915703	11.30%	0
2015	13.531289	12.503056	-7.60%	0
2014	12.977736	13.531289	4.27%	0
2013	10.434372	12.977736	24.37%	0
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	12.463553	15.562857	24.87%	0
2015	14.033253	12.463553	-11.19%	0
2014	14.550365	14.033253	-3.55%	0
2013	11.136396	14.550365	30.66%	0
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.068071	7.961648	12.64%	0
2015	9.167879	7.068071	-22.90%	0
2014*	10.000000	9.167879	-8.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	9.244280	9.502453	2.79%	0
2015	10.309117	9.244280	-10.33%	0
2014	12.096765	10.309117	-14.78%	0
2013	10.257407	12.096765	17.93%	0
2012	9.047344	10.257407	13.37%	0
2011	10.556350	9.047344	-14.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.999175	8.884868	-1.27%	0
2015	9.806207	8.999175	-8.23%	0
2014*	10.000000	9.806207	-1.94%	0
145

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.833972	9.841041	0.07%	0
2015	10.887932	9.833972	-9.68%	0
2014	10.922474	10.887932	-0.32%	0
2013	10.028721	10.922474	8.91%	0
2012*	10.000000	10.028721	0.29%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.528524	9.094700	-4.55%	0
2015	9.755546	9.528524	-2.33%	0
2014	9.719712	9.755546	0.37%	0
2013*	10.000000	9.719712	-2.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.215457	12.930734	-2.15%	0
2015	13.155620	13.215457	0.45%	0
2014	12.682127	13.155620	3.73%	0
2013	9.459508	12.682127	34.07%	0
2012*	10.000000	9.459508	-5.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.036969	11.979055	8.54%	0
2015	12.023654	11.036969	-8.21%	0
2014	12.035959	12.023654	-0.10%	0
2013	9.769450	12.035959	23.20%	0
2012*	10.000000	9.769450	-2.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	12.523046	12.079645	-3.54%	0
2015	12.923900	12.523046	-3.10%	0
2014	12.514040	12.923900	3.28%	0
2013	9.552248	12.514040	31.01%	0
2012*	10.000000	9.552248	-4.48%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	11.818742	11.044301	-6.55%	0
2015	13.446628	11.818742	-12.11%	0
2014	14.801132	13.446628	-9.15%	0
2013	12.333858	14.801132	20.00%	0
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	9.851619	10.978424	11.44%	0
2015	10.987656	9.851619	-10.34%	0
2014	11.243220	10.987656	-2.27%	0
2013	10.609780	11.243220	5.97%	0
2012*	10.000000	10.609780	6.10%	0
146

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	11.504023	11.708362	1.78%	0
2015	12.731952	11.504023	-9.64%	0
2014	12.307771	12.731952	3.45%	0
2013	9.876747	12.307771	24.61%	0
2012*	10.000000	9.876747	-1.23%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	14.299568	14.307854	0.06%	0
2015	14.850000	14.299568	-3.71%	0
2014	14.306239	14.850000	3.80%	0
2013	12.451831	14.306239	14.89%	0
2012	11.453527	12.451831	8.72%	0
2011	11.782433	11.453527	-2.79%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	17.364057	16.977514	-2.23%	0
2015	16.175427	17.364057	7.35%	0
2014	15.550195	16.175427	4.02%	0
2013	12.388378	15.550195	25.52%	0
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	13.347332	14.575005	9.20%	0
2015	13.300098	13.347332	0.36%	0
2014	12.683068	13.300098	4.86%	0
2013	9.767927	12.683068	29.84%	0
2012*	10.000000	9.767927	-2.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	11.506629	10.295715	-10.52%	0
2015	13.157507	11.506629	-12.55%	0
2014	15.609504	13.157507	-15.71%	0
2013	14.242588	15.609504	9.60%	0
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.312390	11.804506	4.35%	0
2015	12.054839	11.312390	-6.16%	0
2014	13.588943	12.054839	-11.29%	0
2013	10.033671	13.588943	35.43%	0
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	13.552539	14.789120	9.12%	0
2015	14.265219	13.552539	-5.00%	0
2014	13.497946	14.265219	5.68%	0
2013	10.379802	13.497946	30.04%	0
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
147

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	13.369233	13.315241	-0.40%	0
2015	13.112024	13.369233	1.96%	0
2014	13.519477	13.112024	-3.01%	0
2013	11.044805	13.519477	22.41%	0
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.527221	9.671478	1.51%	0
2015*	10.000000	9.527221	-4.73%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	9.124770	9.264548	1.53%	0
2015	9.594776	9.124770	-4.90%	0
2014	9.301251	9.594776	3.16%	0
2013	9.755546	9.301251	-4.66%	0
2012	9.317124	9.755546	4.71%	0
2011	9.216310	9.317124	1.09%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	11.692409	12.400962	6.06%	0
2015	12.337447	11.692409	-5.23%	0
2014	12.503566	12.337447	-1.33%	0
2013	14.289618	12.503566	-12.50%	0
2012	12.642013	14.289618	13.03%	0
2011	12.332044	12.642013	2.51%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	13.281759	14.140501	6.47%	0
2015	14.919107	13.281759	-10.97%	0
2014	15.885045	14.919107	-6.08%	0
2013	12.555900	15.885045	26.51%	0
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	17.559192	20.245408	15.30%	0
2015	19.161211	17.559192	-8.36%	0
2014	17.689859	19.161211	8.32%	0
2013	14.008758	17.689859	26.28%	0
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	11.078807	11.582149	4.54%	0
2015	11.439909	11.078807	-3.16%	0
2014	11.362013	11.439909	0.69%	0
2013	9.609912	11.362013	18.23%	0
2012	8.660536	9.609912	10.96%	0
2011	8.946850	8.660536	-3.20%	0
148

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	8.784254	8.648367	-1.55%	0
2015	9.181052	8.784254	-4.32%	0
2014	9.119521	9.181052	0.67%	0
2013	9.760671	9.119521	-6.57%	0
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	12.362806	11.879527	-3.91%	0
2015	12.099706	12.362806	2.17%	0
2014	12.389636	12.099706	-2.34%	0
2013	10.042681	12.389636	23.37%	0
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	11.808987	12.352798	4.61%	0
2015	11.570249	11.808987	2.06%	0
2014	11.164332	11.570249	3.64%	0
2013	8.981814	11.164332	24.30%	0
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	10.481181	11.167264	6.55%	0
2015	10.811871	10.481181	-3.06%	0
2014	10.228022	10.811871	5.71%	0
2013	8.020719	10.228022	27.52%	0
2012	7.145223	8.020719	12.25%	0
2011	7.620458	7.145223	-6.24%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	11.035280	12.444088	12.77%	0
2015	12.309270	11.035280	-10.35%	0
2014	11.783711	12.309270	4.46%	0
2013	9.081412	11.783711	29.76%	0
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	11.104066	12.157802	9.49%	0
2015	11.888922	11.104066	-6.60%	0
2014	12.088915	11.888922	-1.65%	0
2013	11.773079	12.088915	2.68%	0
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
149

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	10.293195	11.209456	8.90%	0
2015	10.862897	10.293195	-5.24%	0
2014	10.630105	10.862897	2.19%	0
2013	7.722407	10.630105	37.65%	0
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	11.938850	12.608255	5.61%	0
2015	12.501606	11.938850	-4.50%	0
2014	11.796294	12.501606	5.98%	0
2013	8.877700	11.796294	32.88%	0
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	9.986924	10.379721	3.93%	0
2015	10.599910	9.986924	-5.78%	0
2014	10.577484	10.599910	0.21%	0
2013	8.518558	10.577484	24.17%	0
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	9.939102	10.115006	1.77%	0
2015	10.475063	9.939102	-5.12%	0
2014	10.472854	10.475063	0.02%	0
2013	9.524457	10.472854	9.96%	0
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	10.101252	10.397593	2.93%	0
2015	10.675039	10.101252	-5.38%	0
2014	10.632027	10.675039	0.40%	0
2013	9.143751	10.632027	16.28%	0
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	9.401207	9.432758	0.34%	0
2015	9.875655	9.401207	-4.80%	0
2014	9.965371	9.875655	-0.90%	0
2013	9.902913	9.965371	0.63%	0
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
150

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.558434	9.677052	1.24%	0
2015	10.414402	9.558434	-8.22%	0
2014	10.619665	10.414402	-1.93%	0
2013*	10.000000	10.619665	6.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.504488	9.682203	1.87%	0
2015	10.419078	9.504488	-8.78%	0
2014	10.755575	10.419078	-3.13%	0
2013*	10.000000	10.755575	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	10.043683	10.282221	2.38%	0
2015	10.585992	10.043683	-5.12%	0
2014	10.556171	10.585992	0.28%	0
2013	9.343715	10.556171	12.98%	0
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	10.028247	10.348367	3.19%	0
2015	10.617161	10.028247	-5.55%	0
2014	10.588111	10.617161	0.27%	0
2013	8.883859	10.588111	19.18%	0
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	9.796775	9.959784	1.66%	0
2015	10.325676	9.796775	-5.12%	0
2014	10.344849	10.325676	-0.19%	0
2013	9.697221	10.344849	6.68%	0
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.679314	9.748227	0.71%	0
2015	10.182828	9.679314	-4.94%	0
2014	10.143541	10.182828	0.39%	0
2013	10.807327	10.143541	-6.14%	0
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	9.077849	9.357902	3.09%	0
2015	11.300836	9.077849	-19.67%	0
2014	12.500558	11.300836	-9.60%	0
2013	12.979429	12.500558	-3.69%	0
2012	11.569886	12.979429	12.18%	0
2011	15.586080	11.569886	-25.77%	0
151

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	9.276716	8.963377	-3.38%	0
2015	9.683898	9.276716	-4.20%	0
2014	9.656681	9.683898	0.28%	0
2013	10.495254	9.656681	-7.99%	0
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	7.259961	6.963631	-4.08%	0
2015	7.570343	7.259961	-4.10%	0
2014	7.893995	7.570343	-4.10%	0
2013	8.231486	7.893995	-4.10%	0
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	6.846322	6.607987	-3.48%	0
2015	7.376743	6.846322	-7.19%	0
2014	7.747953	7.376743	-4.79%	0
2013	6.872128	7.747953	12.74%	0
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	7.251843	6.991694	-3.59%	0
2015	7.668518	7.251843	-5.43%	0
2014	8.523923	7.668518	-10.04%	0
2013	7.344911	8.523923	16.05%	0
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	11.530656	12.106315	4.99%	0
2015	12.144930	11.530656	-5.06%	0
2014	12.062809	12.144930	0.68%	0
2013	9.884871	12.062809	22.03%	0
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	12.636158	12.883369	1.96%	0
2015	13.199355	12.636158	-4.27%	0
2014	13.160239	13.199355	0.30%	0
2013	12.098628	13.160239	8.77%	0
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
152

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	14.383008	14.862610	3.33%	0
2015	15.078197	14.383008	-4.61%	0
2014	14.943981	15.078197	0.90%	0
2013	13.040451	14.943981	14.60%	0
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	9.393353	9.393419	0.00%	0
2015	9.769107	9.393353	-3.85%	0
2014	9.805299	9.769107	-0.37%	0
2013	9.753248	9.805299	0.53%	0
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.534300	9.666431	1.39%	0
2015	10.275038	9.534300	-7.21%	0
2014	10.457541	10.275038	-1.75%	0
2013*	10.000000	10.457541	4.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.475238	9.719540	2.58%	0
2015	10.287289	9.475238	-7.89%	0
2014	10.544348	10.287289	-2.44%	0
2013*	10.000000	10.544348	5.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.827828	11.126945	2.76%	0
2015	11.328719	10.827828	-4.42%	0
2014	11.231160	11.328719	0.87%	0
2013	10.041522	11.231160	11.85%	0
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	11.302410	11.759745	4.05%	0
2015	11.872336	11.302410	-4.80%	0
2014	11.795240	11.872336	0.65%	0
2013	10.050284	11.795240	17.36%	0
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.243727	10.385220	1.38%	0
2015	10.684974	10.243727	-4.13%	0
2014	10.637628	10.684974	0.45%	0
2013	10.038783	10.637628	5.97%	0
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
153

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	19.167124	18.994585	-0.90%	0
2015	19.067063	19.167124	0.52%	0
2014	18.314135	19.067063	4.11%	0
2013	14.012243	18.314135	30.70%	0
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	15.002323	17.308566	15.37%	0
2015	16.050561	15.002323	-6.53%	0
2014	15.295882	16.050561	4.93%	0
2013	11.987698	15.295882	27.60%	0
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.532898	9.933746	4.20%	0
2015	10.236398	9.532898	-6.87%	0
2014	10.274987	10.236398	-0.38%	0
2013	10.836176	10.274987	-5.18%	0
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	8.524915	7.974205	-6.46%	0
2015	8.948081	8.524915	-4.73%	0
2014	9.458625	8.948081	-5.40%	0
2013	8.145900	9.458625	16.12%	0
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	6.525086	6.570000	0.69%	0
2015	7.188495	6.525086	-9.23%	0
2014	8.299124	7.188495	-13.38%	0
2013	7.148949	8.299124	16.09%	0
2012	6.369418	7.148949	12.24%	0
2011	7.945732	6.369418	-19.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	11.814883	11.557316	-2.18%	0
2015	11.946158	11.814883	-1.10%	0
2014	11.309170	11.946158	5.63%	0
2013	8.773161	11.309170	28.91%	0
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
154

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	10.500750	11.687451	11.30%	0
2015	11.339509	10.500750	-7.40%	0
2014	10.725662	11.339509	5.72%	0
2013	8.282693	10.725662	29.49%	0
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	11.438205	11.634857	1.72%	0
2015	11.968717	11.438205	-4.43%	0
2014	12.032943	11.968717	-0.53%	0
2013	9.052291	12.032943	32.93%	0
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	13.407788	15.122214	12.79%	0
2015	14.396575	13.407788	-6.87%	0
2014	12.828519	14.396575	12.22%	0
2013	9.859111	12.828519	30.12%	0
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	11.434051	11.850246	3.64%	0
2015	11.860174	11.434051	-3.59%	0
2014	12.061169	11.860174	-1.67%	0
2013	8.736566	12.061169	38.05%	0
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	12.493635	15.052283	20.48%	0
2015	13.902320	12.493635	-10.13%	0
2014	13.578101	13.902320	2.39%	0
2013	10.111185	13.578101	34.29%	0
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	12.635347	14.850904	17.53%	0
2015	13.430195	12.635347	-5.92%	0
2014	13.927070	13.430195	-3.57%	0
2013	10.332175	13.927070	34.79%	0
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
155

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	11.582659	12.348697	6.61%	0
2015	11.998495	11.582659	-3.47%	0
2014	11.189291	11.998495	7.23%	0
2013	8.920697	11.189291	25.43%	0
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	10.582705	10.878741	2.80%	0
2015	11.697362	10.582705	-9.53%	0
2014	9.484011	11.697362	23.34%	0
2013	9.629520	9.484011	-1.51%	0
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.047172	12.871453	6.84%	0
2015	12.444914	12.047172	-3.20%	0
2014	11.476120	12.444914	8.44%	0
2013*	10.000000	11.476120	14.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	8.319721	8.178355	-1.70%	0
2015	8.705137	8.319721	-4.43%	0
2014	9.032704	8.705137	-3.63%	0
2013	9.408981	9.032704	-4.00%	0
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.277292	13.073768	15.93%	0
2015	12.363131	11.277292	-8.78%	0
2014	12.330530	12.363131	0.26%	0
2013*	10.000000	12.330530	23.31%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	11.637959	11.286460	-3.02%	0
2015	12.628693	11.637959	-7.85%	0
2014	14.336903	12.628693	-11.91%	0
2013	12.448220	14.336903	15.17%	0
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	10.122004	9.531789	-5.83%	0
2015	10.395954	10.122004	-2.64%	0
2014	11.207429	10.395954	-7.24%	0
2013	9.917600	11.207429	13.01%	0
2012	8.729335	9.917600	13.61%	0
2011	10.382445	8.729335	-15.92%	0
156

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	15.573607	15.558405	-0.10%	0
2015	16.079589	15.573607	-3.15%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	7.728930	7.503271	-2.92%	0
2015	8.044598	7.728930	-3.92%	0
2014	8.337678	8.044598	-3.52%	0
2013	8.640862	8.337678	-3.51%	0
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	13.324185	14.039728	5.37%	0
2015	13.958577	13.324185	-4.54%	0
2014	13.186323	13.958577	5.86%	0
2013	9.992252	13.186323	31.97%	0
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	13.178118	12.619359	-4.24%	0
2015	13.254831	13.178118	-0.58%	0
2014	13.543136	13.254831	-2.13%	0
2013	11.120308	13.543136	21.79%	0
2012	9.588004	11.120308	15.98%	0
2011	10.929306	9.588004	-12.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	8.868927	9.039223	1.92%	0
2015	9.484525	8.868927	-6.49%	0
2014	9.649596	9.484525	-1.71%	0
2013	10.099245	9.649596	-4.45%	0
2012*	10.000000	10.099245	0.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	12.776205	13.638384	6.75%	0
2015	12.921010	12.776205	-1.12%	0
2014	12.204099	12.921010	5.87%	0
2013	9.681704	12.204099	26.05%	0
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	14.141315	15.960179	12.86%	0
2015	15.702988	14.141315	-9.95%	0
2014	14.665152	15.702988	7.08%	0
2013	10.874129	14.665152	34.86%	0
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
157

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.394764	9.090667	8.29%	0
2015	9.639564	8.394764	-12.91%	0
2014	10.006228	9.639564	-3.66%	0
2013	10.422665	10.006228	-4.00%	0
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.004115	8.886672	-1.30%	0
2015	10.114841	9.004115	-10.98%	0
2014	10.515635	10.114841	-3.81%	0
2013	11.735908	10.515635	-10.40%	0
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	9.456090	9.187782	-2.84%	0
2015	9.839829	9.456090	-3.90%	0
2014	10.184301	9.839829	-3.38%	0
2013	10.644426	10.184301	-4.32%	0
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.304833	9.154921	-1.61%	0
2015	9.670180	9.304833	-3.78%	0
2014	9.680185	9.670180	-0.10%	0
2013	10.305615	9.680185	-6.07%	0
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	10.425648	11.501022	10.31%	0
2015	11.756565	10.425648	-11.32%	0
2014	11.070967	11.756565	6.19%	0
2013	8.508375	11.070967	30.12%	0
2012	7.447681	8.508375	14.24%	0
2011	8.143510	7.447681	-8.54%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.205912	2.06%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	9.081860	8.496737	-6.44%	0
2015	9.456966	9.081860	-3.97%	0
2014	10.578424	9.456966	-10.60%	0
2013	8.612717	10.578424	22.82%	0
2012	7.367145	8.612717	16.91%	0
2011	9.247982	7.367145	-20.34%	0
158

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	26.957677	23.084474	-14.37%	0
2015	24.993402	26.957677	7.86%	0
2014	19.860022	24.993402	25.85%	0
2013	13.758420	19.860022	44.35%	0
2012	10.952514	13.758420	25.62%	0
2011	10.345276	10.952514	5.87%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.011627	6.907802	37.84%	0
2015	7.853042	5.011627	-36.18%	0
2014	10.123336	7.853042	-22.43%	0
2013	9.550161	10.123336	6.00%	0
2012*	10.000000	9.550161	-4.50%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	4.923659	6.772512	37.55%	0
2015	7.736035	4.923659	-36.35%	0
2014	10.002568	7.736035	-22.66%	0
2013	9.456639	10.002568	5.77%	0
2012*	10.000000	9.456639	-5.43%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	11.804501	11.762851	-0.35%	0
2015	12.704938	11.804501	-7.09%	0
2014	12.021911	12.704938	5.68%	0
2013	9.359900	12.021911	28.44%	0
2012	8.394429	9.359900	11.50%	0
2011	9.394044	8.394429	-10.64%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	16.526965	17.079159	3.34%	0
2015	17.745292	16.526965	-6.87%	0
2014	18.858407	17.745292	-5.90%	0
2013	13.089101	18.858407	44.08%	0
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions and are therefore not subject to the one rollover per year limitation. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
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An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
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Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
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(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2017, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
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(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
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Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
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(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar
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year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Variable Annuity Portfolio II (M& T All American Gold)
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2017.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2017), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 100. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The following underlying mutual funds are available under this contract.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
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Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Guggenheim Variable Fund - Multi-Hedge Strategies
Ivy Variable Insurance Portfolios - Mid Cap Growth
Janus Aspen Series - Global Technology Portfolio: Service Shares
Janus Aspen Series - Overseas Portfolio: Service Shares
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
MFS® Variable Insurance Trust - MFS Value Series: Service Class
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
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Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
For a complete list of funds, including funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
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Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
5

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one option)
Four Year CDSC Option ("L Schedule Option")	0.50% [5]
Total Variable Account Charges (including this option only)	1.65%
No CDSC Option ("C Schedule Option")	0.55% [6]
Total Variable Account Charges (including this option only)	1.70%
Death Benefit Options (an applicant may elect one option)
One-Year Enhanced Death Benefit II Option	0.20% [7]
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
One-Month Enhanced Death Benefit Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
5% Extra Value Option	0.70% [11]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

3% Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

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Recurring Contract Expenses
Capital Preservation Plus Lifetime Income Option	1.00% [13]
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options. [14]

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[14]
Nationwide Lifetime Income Riders (an applicant may purchase one option):
5% Nationwide Lifetime Income Rider (no longer available)	1.00% [15]
7% Nationwide Lifetime Income Rider	1.00%
10% Nationwide Lifetime Income Rider	1.20%
Joint Options for the Nationwide Lifetime Income Riders (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (no longer available)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider	0.30% [16]
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in New York)	0.30% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Nationwide Lifetime Income Rider	1.20% [18]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [18]
Maximum Possible Total Variable Account Charges	4.60% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
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[8]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[9]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option seven years from the date the contract was issued.
[12]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option seven years from the date the contract was issued.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[15]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[16]	For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that elected the Joint Option for the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[17]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2016, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.41%	2.45%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
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Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.45%)	$1,472	$2,753	$3,955	$6,839	*	$2,253	$3,655	$6,839	$772	$2,253	$3,655	$6,839
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,258	$2,163	$3,056	$5,433	*	$1,663	$2,756	$5,433	$558	$1,663	$2,756	$5,433
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
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Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
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Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
The Contract Owner may elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets.
The Contract Owner may elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
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•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
Extra Value Options
The Extra Value Options are no longer available for election. Prior to May 1, 2005, an applicant could have elected an Extra Value Option at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.70% of the Daily Net Assets. Allocations to the Fixed Account and Guaranteed Term Options will also be assessed a charge of 0.70% for the first seven Contract Years. This option is not available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
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•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for
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the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
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Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 5% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
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Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
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Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
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Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a
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market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a GTO charge equal to 0.70% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
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The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a Fixed Account charge equal to 0.70% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
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Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a Purchase Payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
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Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
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Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or sub-advisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or sub-adviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or sub-advisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
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To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
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Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
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Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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CDSC Options
L Schedule Option
The Contract Owner may elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
The Contract Owner may elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates any available Nationwide Lifetime Income Riders as optional benefits, eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit, eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
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In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
5% Extra Value Option
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option must be elected at the time of application, and the option is irrevocable. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.70% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.70%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
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Vesting and Recapture Schedule for the 5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5%	(or all of the credit)
2	0.25%	4.75%	(or 95% of the credit)
3	1%	4%	(or 80% of the credit)
4	1%	4%	(or 80% of the credit)
5	1%	4%	(or 80% of the credit)
6	1%	4%	(or 80% of the credit)
7	1%	4%	(or 80% of the credit)
8 and thereafter	5%	0%	(fully vested)
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option. The percentage of the credit Nationwide will recapture is the same percentage (ratio) that the amount surrendered that is more than 10% of the Purchase Payments (the amount that is CDSC free) is to the sum of all Purchase Payments.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $200,000 initial deposit to his contract and receives a 3% credit of $6,000. In Contract Year two, Mr. X takes a $30,000 withdrawal. The CDSC free amount of $20,000 (10% of $200,000) is subtracted from the withdrawal amount of $30,000 to get $10,000. $10,000 is used in a ratio with the sum of all purchase payments to result in $10,000/$200,000 or 5%. The $6,000 credit is then multiplied by 5% to get $300. Thus, the amount of the original credit recaptured as a result of the $30,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
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(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
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How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
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For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
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The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of
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investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
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If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
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Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
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Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
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Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
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10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
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Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
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Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued on or after May 1, 2009 but before May 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
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Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
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Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
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For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
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Availability
For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
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Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later) that also elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
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For contracts that elected this option on or after November 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts that elected this option on or after May 1, 2009 but before November 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elected this option before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous tables.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
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In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
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The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
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Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
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The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
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When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
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Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
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If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
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Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
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Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
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Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
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Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's
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allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 4.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
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(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
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Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
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A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the
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transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
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Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
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(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
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Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
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Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
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No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These proceedings include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s condensed consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s condensed consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor ("DOL"), the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company ("NMIC") insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
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Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103094
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
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Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
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Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy (formerly, Ivy Funds Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income (formerly, Ivy Funds Variable Insurance Portfolios - High Income)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth (formerly, Ivy Funds Variable Insurance Portfolios - Mid Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
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MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (formerly, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
105

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
106

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
107

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
108

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
109

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
110

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	The fund seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	The fund seeks capital appreciation.
111

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
112

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2016 (the maximum Variable Account charge of 4.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2016; therefore, no Condensed Financial Information is available:
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.302851	11.549310	2.18%	6,855
2015	11.584949	11.302851	-2.44%	5,536
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	33.745167	41.628464	23.36%	77,849
2015	36.198936	33.745167	-6.78%	90,350
2014	33.613007	36.198936	7.69%	96,177
2013	24.705828	33.613007	36.05%	102,762
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
2009	13.235829	18.664793	41.02%	34,530
2008	20.839679	13.235829	-36.49%	7,098
2007	20.766243	20.839679	0.35%	2,537
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	13.702519	14.139658	3.19%	644,890
2015	14.212713	13.702519	-3.59%	709,938
2014	13.918761	14.212713	2.11%	746,915
2013	15.385268	13.918761	-9.53%	786,321
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
2009	11.590410	12.627445	8.95%	373,101
2008	11.914534	11.590410	-2.72%	249,327
2007	11.008718	11.914534	8.23%	191,798
113

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	23.410849	28.399743	21.31%	164,075
2015	24.063288	23.410849	-2.71%	202,001
2014	20.942467	24.063288	14.90%	221,293
2013	16.309491	20.942467	28.41%	237,365
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
2009	9.597456	12.314461	28.31%	107,501
2008	12.861436	9.597456	-25.38%	77,291
2007	13.335329	12.861436	-3.55%	78,857
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	15.139654	15.535481	2.61%	126,639
2015	15.470652	15.139654	-2.14%	164,113
2014	15.353952	15.470652	0.76%	230,467
2013	13.575527	15.353952	13.10%	237,382
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
2009*	10.000000	12.084265	20.84%	38,056
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.822522	15.319916	29.58%	13,805
2015	12.786348	11.822522	-7.54%	17,044
2014	12.246999	12.786348	4.40%	14,183
2013*	10.000000	12.246999	22.47%	6,975
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	34.501040	42.879658	24.29%	77,614
2015	35.734867	34.501040	-3.45%	94,626
2014	34.389346	35.734867	3.91%	114,105
2013	24.723264	34.389346	39.10%	106,330
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
2009	14.141452	17.477229	23.59%	54,779
2008	20.707767	14.141452	-31.71%	44,517
2007	21.088094	20.707767	-1.80%	46,223
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	25.816234	28.439917	10.16%	164,325
2015	25.891724	25.816234	-0.29%	198,439
2014	23.158254	25.891724	11.80%	216,720
2013	17.787890	23.158254	30.19%	264,359
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
2009	10.997151	13.701928	24.60%	218,562
2008	17.749446	10.997151	-38.04%	226,260
2007	17.103366	17.749446	3.78%	245,729
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	22.473903	23.912056	6.40%	211,330
2015	23.369551	22.473903	-3.83%	240,924
2014	21.925375	23.369551	6.59%	235,952
2013	18.357321	21.925375	19.44%	251,206
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
2009	11.416659	13.793989	20.82%	58,068
2008	16.434209	11.416659	-30.53%	38,359
2007	15.560255	16.434209	5.62%	34,549
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	14.216606	14.549891	2.34%	70,741
2015	14.445469	14.216606	-1.58%	81,391
2014	14.117600	14.445469	2.32%	105,518
2013	14.175452	14.117600	-0.41%	120,283
2012	13.103008	14.175452	8.18%	153,834
2011	12.996350	13.103008	0.82%	155,623
2010	12.141918	12.996350	7.04%	168,724
2009	10.222693	12.141918	18.77%	154,198
2008	11.186532	10.222693	-8.62%	164,140
2007	10.764091	11.186532	3.92%	208,363
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	15.431036	16.051874	4.02%	681,716
2015	15.693791	15.431036	-1.67%	797,986
2014	15.234807	15.693791	3.01%	826,793
2013	13.615311	15.234807	11.89%	899,990
2012	12.344227	13.615311	10.30%	880,570
2011	12.541130	12.344227	-1.57%	747,686
2010	11.272730	12.541130	11.25%	485,392
2009	9.200014	11.272730	22.53%	286,319
2008	12.437405	9.200014	-26.03%	201,868
2007	11.605434	12.437405	7.17%	74,525
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	16.011015	16.745796	4.59%	2,815,169
2015	16.271976	16.011015	-1.60%	2,990,623
2014	15.738060	16.271976	3.39%	3,162,144
2013	13.768453	15.738060	14.31%	3,276,079
2012	12.318852	13.768453	11.77%	3,373,709
2011	12.618539	12.318852	-2.37%	3,073,212
2010	11.165396	12.618539	13.01%	1,651,824
2009	8.786820	11.165396	27.07%	735,817
2008	13.227994	8.786820	-33.57%	299,412
2007	12.169729	13.227994	8.70%	143,421
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	16.696269	17.556772	5.15%	70,089
2015	16.980427	16.696269	-1.67%	71,133
2014	16.400060	16.980427	3.54%	81,163
2013	13.665277	16.400060	20.01%	77,851
2012	12.002448	13.665277	13.85%	74,513
2011	12.495314	12.002448	-3.94%	76,290
2010	10.907377	12.495314	14.56%	51,353
2009	8.411623	10.907377	29.67%	39,193
2008	13.763321	8.411623	-38.88%	25,496
2007	12.535369	13.763321	9.80%	25,457
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	13.861733	18.294076	31.98%	77,514
2015	17.694870	13.861733	-21.66%	85,590
2014	20.520501	17.694870	-13.77%	91,212
2013	16.721636	20.520501	22.72%	99,753
2012	16.151935	16.721636	3.53%	96,431
2011	17.235639	16.151935	-6.29%	89,625
2010	14.632820	17.235639	17.79%	79,662
2009	10.030983	14.632820	45.88%	85,295
2008	22.256534	10.030983	-54.93%	82,415
2007	15.460332	22.256534	43.96%	71,005
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	22.795194	26.524303	16.36%	419,351
2015	24.081035	22.795194	-5.34%	492,782
2014	22.456933	24.081035	7.23%	503,077
2013	17.772487	22.456933	26.36%	560,242
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
2009	10.584588	13.589574	28.39%	497,697
2008	18.724223	10.584588	-43.47%	455,007
2007	18.705230	18.724223	0.10%	436,907
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	27.376076	27.210940	-0.60%	201,870
2015	25.905931	27.376076	5.67%	255,239
2014	23.607433	25.905931	9.74%	261,070
2013	17.560229	23.607433	34.44%	273,302
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
2009	10.146051	12.834093	26.49%	147,518
2008	19.479922	10.146051	-47.92%	100,391
2007	15.559606	19.479922	25.20%	112,728
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	14.386323	14.858137	3.28%	1,694,324
2015	14.678405	14.386323	-1.99%	1,966,533
2014	14.059340	14.678405	4.40%	2,200,795
2013	14.523213	14.059340	-3.19%	2,167,302
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
2009	10.836274	12.368667	14.14%	2,523,159
2008	11.355411	10.836274	-4.57%	2,379,044
2007	11.037441	11.355411	2.88%	2,294,105
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	37.495992	41.485406	10.64%	388,723
2015	38.560249	37.495992	-2.76%	455,052
2014	36.789783	38.560249	4.81%	508,320
2013	27.392178	36.789783	34.31%	547,119
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
2009	15.633776	21.597277	38.14%	471,558
2008	26.188192	15.633776	-40.30%	414,031
2007	22.971128	26.188192	14.00%	355,875
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	23.467075	21.975804	-6.35%	179,118
2015	22.982464	23.467075	2.11%	190,955
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	31.093245	33.586558	8.02%	7,205
2015	32.491592	31.093245	-4.30%	8,141
2014	30.859675	32.491592	5.29%	8,660
2013	23.980303	30.859675	28.69%	9,862
2012	19.092565	23.980303	25.60%	16,551
2011	21.233217	19.092565	-10.08%	18,743
2010	17.002078	21.233217	24.89%	19,427
2009	10.944702	17.002078	55.35%	21,698
2008	22.729091	10.944702	-51.85%	27,252
2007	21.808314	22.729091	4.22%	34,299
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.858820	13.267937	11.88%	49,268
2015	12.791557	11.858820	-7.29%	108,243
2014	12.582030	12.791557	1.67%	148,398
2013	10.283833	12.582030	22.35%	152,077
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
2009	6.604890	8.504046	28.75%	80,046
2008*	10.000000	6.604890	-33.95%	28,608
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	14.291261	16.108477	12.72%	444,152
2015	15.554820	14.291261	-8.12%	546,970
2014	15.041481	15.554820	3.41%	656,062
2013	13.354649	15.041481	12.63%	744,220
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
2009	7.937530	10.639189	34.04%	718,515
2008	11.415294	7.937530	-30.47%	631,850
2007	11.130667	11.415294	2.56%	590,457
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	25.049885	28.735102	14.71%	104,409
2015	26.300762	25.049885	-4.76%	133,935
2014	24.472041	26.300762	7.47%	121,174
2013	19.089239	24.472041	28.20%	131,595
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
2009	11.899829	13.803199	15.99%	258,618
2008	16.513537	11.899829	-27.94%	285,803
2007	17.168132	16.513537	-3.81%	394,501
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	30.998703	39.893682	28.69%	198,333
2015	33.860639	30.998703	-8.45%	251,416
2014	34.060063	33.860639	-0.59%	289,343
2013	25.291090	34.060063	34.67%	288,682
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
2009	14.038386	17.922968	27.67%	506,236
2008	21.202291	14.038386	-33.79%	152,690
2007	21.973252	21.202291	-3.51%	172,733
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.435653	8.632409	16.09%	27,585
2015	9.356320	7.435653	-20.53%	32,336
2014*	10.000000	9.356320	-6.44%	38,602
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	21.042314	22.293498	5.95%	137,457
2015	22.765198	21.042314	-7.57%	170,279
2014	25.914836	22.765198	-12.15%	172,973
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.297078	9.460508	1.76%	203,358
2015	9.828317	9.297078	-5.41%	231,793
2014	9.763677	9.828317	0.66%	283,528
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.330904	10.163024	-1.63%	568
2015	10.261380	10.330904	0.68%	1,255
2014	9.918609	10.261380	3.46%	2,166
2013*	10.000000	9.918609	-0.81%	1,186
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.772922	14.898027	0.85%	14,194
2015	14.267087	14.772922	3.55%	15,906
2014	13.343116	14.267087	6.92%	17,747
2013	9.655742	13.343116	38.19%	17,578
2012*	10.000000	9.655742	-3.44%	27,727
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.333799	13.797174	11.86%	1,632
2015	13.035277	12.333799	-5.38%	1,753
2014	12.659081	13.035277	2.97%	2,229
2013	9.968791	12.659081	26.99%	1,986
2012*	10.000000	9.968791	-0.31%	4,309
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.999135	13.917796	-0.58%	42,437
2015	14.015979	13.999135	-0.12%	42,222
2014	13.166297	14.015979	6.45%	46,865
2013	9.750436	13.166297	35.03%	56,595
2012*	10.000000	9.750436	-2.50%	77,263
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	14.464707	13.931596	-3.69%	102,953
2015	15.965561	14.464707	-9.40%	159,636
2014	17.048949	15.965561	-6.35%	195,064
2013	13.783255	17.048949	23.69%	208,088
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
2009*	10.000000	11.873555	18.74%	43,909
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	11.008964	12.644255	14.85%	24,365
2015	11.911916	11.008964	-7.58%	46,953
2014	11.825257	11.911916	0.73%	51,069
2013	10.826150	11.825257	9.23%	47,683
2012*	10.000000	10.826150	8.26%	12,199
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.855627	13.485385	4.90%	18,985
2015	13.803004	12.855627	-6.86%	27,657
2014	12.944900	13.803004	6.63%	34,743
2013	10.078253	12.944900	28.44%	31,757
2012*	10.000000	10.078253	0.78%	19,328
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	34.170332	34.434579	0.77%	179,348
2015	30.881449	34.170332	10.65%	206,570
2014	28.801846	30.881449	7.22%	242,692
2013	22.261226	28.801846	29.38%	251,749
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
2009	13.010568	18.778978	44.34%	89,232
2008	23.634716	13.010568	-44.95%	58,748
2007	17.499988	23.634716	35.06%	24,691
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.919967	16.791786	12.55%	17,493
2015	14.423477	14.919967	3.44%	36,391
2014	13.343943	14.423477	8.09%	35,810
2013	9.970499	13.343943	33.83%	38,016
2012*	10.000000	9.970499	-0.30%	18,615
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	27.726728	25.570288	-7.78%	27,504
2015	30.757342	27.726728	-9.85%	30,703
2014	35.398964	30.757342	-13.11%	33,859
2013	31.335568	35.398964	12.97%	42,408
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
2009	19.143301	33.886132	77.01%	1,592
2008	40.540238	19.143301	-52.78%	1,593
2007	32.037740	40.540238	26.54%	3,697
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.641599	13.596154	7.55%	11,409
2015	13.069092	12.641599	-3.27%	15,553
2014	14.292266	13.069092	-8.56%	17,901
2013	10.238380	14.292266	39.59%	16,886
2012*	10.000000	10.238380	2.38%	2,796
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	28.381463	31.920916	12.47%	617,538
2015	28.982349	28.381463	-2.07%	754,378
2014	26.605168	28.982349	8.94%	874,805
2013	19.849130	26.605168	34.04%	910,499
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
2009	13.234707	16.019700	21.04%	1,045,304
2008	19.906881	13.234707	-33.52%	160,684
2007	18.718319	19.906881	6.35%	118,579
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.871014	16.291646	2.65%	304,136
2015	15.101235	15.871014	5.10%	370,882
2014	15.105813	15.101235	-0.03%	391,149
2013	11.972877	15.105813	26.17%	362,854
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.750484	10.201733	4.63%	45,036
2015*	10.000000	9.750484	-2.50%	48,034
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	13.285604	13.902832	4.65%	27,534
2015	13.552959	13.285604	-1.97%	34,303
2014	12.746327	13.552959	6.33%	40,879
2013	12.969860	12.746327	-1.72%	43,439
2012	12.016435	12.969860	7.93%	44,850
2011	11.532700	12.016435	4.19%	49,763
2010	10.918054	11.532700	5.63%	71,735
2009	10.097843	10.918054	8.12%	68,338
2008	11.408108	10.097843	-11.49%	1,180,775
2007	10.969146	11.408108	4.00%	1,291,473
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.531504	17.042865	9.73%	45,200
2015	16.925236	15.531504	-8.23%	48,128
2014	17.482977	16.925236	-3.19%	51,438
2013	13.406784	17.482977	30.40%	49,683
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	21.488963	25.536111	18.83%	382,161
2015	22.749450	21.488963	-5.54%	490,308
2014	20.375888	22.749450	11.65%	523,493
2013	15.654684	20.375888	30.16%	593,461
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
2009*	10.000000	12.455035	24.55%	24,889
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.849732	16.000522	7.75%	26,386,849
2015	14.876089	14.849732	-0.18%	28,158,210
2014	14.333814	14.876089	3.78%	29,472,567
2013	11.761815	14.333814	21.87%	30,398,117
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
2009	7.629628	9.307778	22.00%	12,698,235
2008	10.991163	7.629628	-30.58%	5,615,955
2007	10.476339	10.991163	4.91%	3,393,826
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.773591	11.947024	1.47%	9,850,011
2015	11.938142	11.773591	-1.38%	10,603,557
2014	11.504300	11.938142	3.77%	10,806,227
2013	11.945598	11.504300	-3.69%	10,878,758
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
2009	9.484428	10.514432	10.86%	3,441,979
2008	10.645730	9.484428	-10.91%	1,276,507
2007	10.458382	10.645730	1.79%	476,976
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	16.570921	16.411534	-0.96%	445,554
2015	15.734209	16.570921	5.32%	498,087
2014	15.630348	15.734209	0.66%	561,259
2013	12.291636	15.630348	27.16%	584,724
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
2009	7.377345	10.326441	39.98%	419,828
2008	12.162544	7.377345	-39.34%	321,643
2007	10.759272	12.162544	13.04%	197,387
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	15.829159	17.065869	7.81%	801,464
2015	15.046269	15.829159	5.20%	950,293
2014	14.085094	15.046269	6.82%	1,077,342
2013	10.993629	14.085094	28.12%	1,144,837
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
2009	6.273149	8.605881	37.19%	947,533
2008	11.375941	6.273149	-44.86%	828,110
2007	10.285224	11.375941	10.60%	495,029
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	13.629860	14.967386	9.81%	8,565,009
2015	13.640203	13.629860	-0.08%	9,422,763
2014	12.518558	13.640203	8.96%	10,126,977
2013	9.524179	12.518558	31.44%	11,011,611
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
2009	6.009658	7.763734	29.19%	4,467,865
2008	9.816107	6.009658	-38.78%	1,389,468
2007*	10.000000	9.816107	-1.84%	334,511
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	24.047691	27.949469	16.23%	320,240
2015	26.022987	24.047691	-7.59%	384,826
2014	24.168378	26.022987	7.67%	406,472
2013	18.070541	24.168378	33.74%	437,173
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
2009	11.098645	14.072345	26.79%	355,745
2008	17.884339	11.098645	-37.94%	397,639
2007	18.577828	17.884339	-3.73%	949,816
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	20.265831	22.869387	12.85%	55,174
2015	21.050455	20.265831	-3.73%	76,772
2014	20.765745	21.050455	1.37%	83,690
2013	19.619773	20.765745	5.84%	11,936
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
2009	10.458553	15.093811	44.32%	15,229
2008	14.692698	10.458553	-28.82%	19,491
2007	14.412770	14.692698	1.94%	33,077
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.985771	14.575396	12.24%	113,678
2015	13.295423	12.985771	-2.33%	123,337
2014	12.622173	13.295423	5.33%	133,814
2013	8.896205	12.622173	41.88%	141,785
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
2009	5.114540	7.733391	51.20%	30,982
2008*	10.000000	5.114540	-48.85%	2,461
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	15.061419	16.393765	8.85%	668,319
2015	15.300656	15.061419	-1.56%	810,065
2014	14.006605	15.300656	9.24%	967,081
2013	10.226827	14.006605	36.96%	974,583
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
2009	6.128884	7.952881	29.76%	2,015,768
2008*	10.000000	6.128884	-38.71%	2,408,312
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.599046	13.496191	7.12%	89,656
2015	12.973144	12.599046	-2.88%	88,488
2014	12.559301	12.973144	3.30%	90,738
2013	9.812976	12.559301	27.99%	89,809
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
2009	6.363626	8.127013	27.71%	7,772
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.538101	13.151370	4.89%	7,913,293
2015	12.819763	12.538101	-2.20%	9,148,820
2014	12.434537	12.819763	3.10%	9,739,962
2013	10.971118	12.434537	13.34%	10,311,255
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
2009	7.927537	9.389621	18.44%	3,148,808
2008*	10.000000	7.927537	-20.72%	448,773
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.742843	13.518988	6.09%	18,174,799
2015	13.064675	12.742843	-2.46%	20,442,657
2014	12.623676	13.064675	3.49%	20,674,321
2013	10.532766	12.623676	19.85%	21,534,814
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
2009	7.204634	8.842676	22.74%	7,515,199
2008*	10.000000	7.204634	-27.95%	1,138,664
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.859292	12.264060	3.41%	3,613,940
2015	12.085949	11.859292	-1.88%	3,723,331
2014	11.831794	12.085949	2.15%	3,918,954
2013	11.406770	11.831794	3.73%	4,127,867
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
2009	9.078992	10.143105	11.72%	1,900,192
2008*	10.000000	9.078992	-9.21%	474,456
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.363390	10.813782	4.35%	15,472
2015	10.954322	10.363390	-5.39%	16,104
2014	10.836834	10.954322	1.08%	13,430
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.304924	10.819573	4.99%	15,741
2015	10.959248	10.304924	-5.97%	12,123
2014	10.975511	10.959248	-0.15%	10,384
2013*	10.000000	10.975511	9.76%	2,906
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.670096	13.368844	5.51%	14,409,163
2015	12.955579	12.670096	-2.20%	16,008,325
2014	12.533509	12.955579	3.37%	17,013,899
2013	10.762993	12.533509	16.45%	17,956,622
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
2009	7.562819	9.116587	20.54%	6,698,757
2008*	10.000000	7.562819	-24.37%	1,374,242
125

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.650899	13.455170	6.36%	1,548,005
2015	12.993982	12.650899	-2.64%	2,045,353
2014	12.571666	12.993982	3.36%	2,224,277
2013	10.233532	12.571666	22.85%	2,439,771
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
2009	6.841204	8.559890	25.12%	1,581,447
2008*	10.000000	6.841204	-31.59%	768,311
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.358450	12.949443	4.78%	4,547,728
2015	12.636825	12.358450	-2.20%	5,030,824
2014	12.282434	12.636825	2.89%	5,340,318
2013	11.169980	12.282434	9.96%	5,676,423
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
2009	8.307908	9.664334	16.33%	1,930,284
2008*	10.000000	8.307908	-16.92%	283,603
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	12.209832	12.673918	3.80%	565,765
2015	12.461605	12.209832	-2.02%	648,505
2014	12.043098	12.461605	3.48%	778,293
2013	12.448172	12.043098	-3.25%	725,842
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
2009	9.846940	10.569931	7.34%	1,064,883
2008*	10.000000	9.846940	-1.53%	1,798
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	13.279654	13.565257	2.15%	187,076
2015	13.503984	13.279654	-1.66%	225,825
2014	13.025248	13.503984	3.68%	233,270
2013	13.452380	13.025248	-3.18%	228,619
2012	12.704929	13.452380	5.88%	194,052
2011	12.119428	12.704929	4.83%	164,154
2010	11.340265	12.119428	6.87%	125,920
2009	9.852755	11.340265	15.10%	42,831
2008*	10.000000	9.852755	-1.47%	14,176
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	26.261721	27.901948	6.25%	30,202
2015	31.715737	26.261721	-17.20%	33,192
2014	34.035014	31.715737	-6.81%	36,443
126

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	13.324658	13.269527	-0.41%	1,078,692
2015	13.494346	13.324658	-1.26%	1,212,680
2014	13.054852	13.494346	3.37%	1,399,106
2013	13.764967	13.054852	-5.16%	1,463,255
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
2009	12.121741	12.304475	1.51%	2,022,923
2008	11.383970	12.121741	6.48%	2,374,849
2007	10.747750	11.383970	5.92%	1,924,880
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	10.023926	9.909723	-1.14%	3,094,334
2015	10.140543	10.023926	-1.15%	3,480,548
2014	10.258510	10.140543	-1.15%	3,644,159
2013	10.377853	10.258510	-1.15%	4,072,487
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
2009	10.864686	10.744251	-1.11%	1,966,150
2008	10.769904	10.864686	0.88%	1,510,999
2007	10.397563	10.769904	3.58%	1,253,507
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.637247	8.592293	-0.52%	152,119
2015	9.028520	8.637247	-4.33%	170,089
2014	9.199775	9.028520	-1.86%	163,000
2013	7.916447	9.199775	16.21%	150,517
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
2009	5.465521	6.993821	27.96%	59,432
2008*	10.000000	5.465521	-45.34%	9,687
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.721257	9.660025	-0.63%	78,307
2015	9.972865	9.721257	-2.52%	83,826
2014	10.754329	9.972865	-7.27%	77,017
2013	8.990410	10.754329	19.62%	68,543
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
2009	6.617105	8.412370	27.13%	12,193
2008	11.762888	6.617105	-43.75%	9,749
2007	10.879072	11.762888	8.12%	4,938
127

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	24.791306	26.827228	8.21%	358,958
2015	25.332564	24.791306	-2.14%	428,700
2014	24.410332	25.332564	3.78%	425,468
2013	19.406489	24.410332	25.78%	449,801
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
2009	12.518763	15.741444	25.74%	575,318
2008	20.052686	12.518763	-37.57%	559,049
2007	19.146442	20.052686	4.73%	501,208
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	15.464566	16.250688	5.08%	3,161,769
2015	15.671697	15.464566	-1.32%	3,389,956
2014	15.158944	15.671697	3.38%	3,467,480
2013	13.520328	15.158944	12.12%	3,563,834
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
2009*	10.000000	11.550746	15.51%	976,583
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	17.602214	18.746995	6.50%	6,989,245
2015	17.902199	17.602214	-1.68%	7,334,968
2014	17.213315	17.902199	4.00%	7,636,976
2013	14.572666	17.213315	18.12%	7,623,981
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
2009*	10.000000	12.110672	21.11%	1,520,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	14.564788	15.011613	3.07%	2,705,088
2015	14.695321	14.564788	-0.89%	2,910,221
2014	14.309590	14.695321	2.70%	3,168,528
2013	13.808862	14.309590	3.63%	3,599,578
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
2009	11.565462	12.471040	7.83%	2,130,762
2008	12.449849	11.565462	-7.10%	1,471,803
2007	11.952305	12.449849	4.16%	843,905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.337192	10.801883	4.50%	91,427
2015	10.807752	10.337192	-4.35%	93,897
2014	10.671417	10.807752	1.28%	89,302
2013*	10.000000	10.671417	6.71%	0
128

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.273175	10.861216	5.72%	1,345
2015	10.820654	10.273175	-5.06%	1,364
2014	10.759988	10.820654	0.56%	569
2013*	10.000000	10.759988	7.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	19.924520	21.102865	5.91%	11,765,558
2015	20.224004	19.924520	-1.48%	13,499,194
2014	19.451473	20.224004	3.97%	14,898,496
2013	16.872314	19.451473	15.29%	15,805,772
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
2009	12.073397	14.218297	17.77%	12,723,507
2008	15.902704	12.073397	-24.08%	9,825,685
2007	15.226962	15.902704	4.44%	9,169,860
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	22.761033	24.408297	7.24%	4,603,410
2015	23.195107	22.761033	-1.87%	5,337,089
2014	22.356717	23.195107	3.75%	5,915,047
2013	18.481146	22.356717	20.97%	6,520,226
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
2009	12.385996	15.230066	22.96%	7,304,794
2008	18.263302	12.385996	-32.18%	7,158,893
2007	17.406379	18.263302	4.92%	6,636,184
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	17.330765	18.109008	4.49%	3,621,572
2015	17.537747	17.330765	-1.18%	3,979,392
2014	16.938973	17.537747	3.53%	4,291,979
2013	15.508419	16.938973	9.22%	4,729,773
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
2009	11.848856	13.418114	13.24%	3,587,493
2008	14.109371	11.848856	-16.02%	2,688,580
2007	13.484310	14.109371	4.64%	2,426,440
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	23.456331	23.958145	2.14%	388,747
2015	22.637536	23.456331	3.62%	438,382
2014	21.094704	22.637536	7.31%	509,101
2013	15.658311	21.094704	34.72%	587,953
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
2009*	10.000000	12.937743	29.38%	14,425
129

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	34.171304	40.632983	18.91%	78,416
2015	35.467680	34.171304	-3.66%	95,959
2014	32.791237	35.467680	8.16%	106,405
2013	24.932794	32.791237	31.52%	110,161
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
2009	13.216175	17.866024	35.18%	78,182
2008	21.043186	13.216175	-37.19%	83,825
2007	19.793057	21.043186	6.32%	87,102
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	15.309363	16.442359	7.40%	568,389
2015	15.948421	15.309363	-4.01%	625,706
2014	15.530801	15.948421	2.69%	651,484
2013	15.890146	15.530801	-2.26%	645,794
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
2009	10.212412	12.556122	22.95%	252,542
2008	12.491118	10.212412	-18.24%	192,261
2007	12.078610	12.491118	3.42%	149,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.754701	10.368566	-3.59%	918,394
2015	10.951496	10.754701	-1.80%	1,070,024
2014	11.230744	10.951496	-2.49%	1,229,740
2013	9.383592	11.230744	19.68%	1,171,002
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
2009	6.077196	8.176393	34.54%	1,873,432
2008*	10.000000	6.077196	-39.23%	1,942,365
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	15.047914	15.616337	3.78%	350,116
2015	16.082691	15.047914	-6.43%	372,389
2014	18.012939	16.082691	-10.72%	359,528
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.904528	15.026794	0.82%	380,057
2015	14.620369	14.904528	1.94%	460,900
2014	13.427775	14.620369	8.88%	537,423
2013	10.106069	13.427775	32.87%	563,298
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
2009	6.311593	8.070301	27.86%	1,099,010
2008*	10.000000	6.311593	-36.88%	1,337
130

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	13.247487	15.196797	14.71%	157,297
2015	13.878543	13.247487	-4.55%	178,646
2014	12.735469	13.878543	8.98%	195,282
2013	9.541471	12.735469	33.47%	220,235
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
2009	6.299706	7.934264	25.95%	167,831
2008*	10.000000	6.299706	-37.00%	6,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	14.429845	15.128127	4.84%	538,917
2015	14.648357	14.429845	-1.49%	619,187
2014	14.287313	14.648357	2.53%	719,466
2013	10.427761	14.287313	37.01%	691,725
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
2009	6.221846	7.792888	25.25%	1,233,119
2008*	10.000000	6.221846	-37.78%	769,715
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.914135	19.661842	16.25%	391,704
2015	17.619336	16.914135	-4.00%	475,585
2014	15.231863	17.619336	15.67%	564,456
2013	11.357084	15.231863	34.12%	579,132
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
2009	6.705806	8.648417	28.97%	1,002,459
2008*	10.000000	6.705806	-32.94%	1,438,590
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	23.375200	24.969114	6.82%	32,992
2015	23.522555	23.375200	-0.63%	36,343
2014	23.207171	23.522555	1.36%	38,573
2013	16.309138	23.207171	42.30%	41,284
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
2009	9.574786	12.037789	25.72%	29,826
2008	18.117657	9.574786	-47.15%	24,581
2007	16.739290	18.117657	8.23%	46,486
131

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	32.773322	40.695741	24.17%	19,071
2015	35.379738	32.773322	-7.37%	23,963
2014	33.523407	35.379738	5.54%	29,803
2013	24.219631	33.523407	38.41%	32,751
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
2009	14.009965	17.430204	24.41%	39,410
2008	20.935362	14.009965	-33.08%	39,469
2007	22.830704	20.935362	-8.30%	43,628
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	30.240076	36.632273	21.14%	52,116
2015	31.182839	30.240076	-3.02%	63,923
2014	31.371196	31.182839	-0.60%	72,165
2013	22.579731	31.371196	38.94%	77,069
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
2009	12.968402	17.232892	32.88%	101,136
2008	21.282196	12.968402	-39.06%	224,549
2007	21.130800	21.282196	0.72%	200,067
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	22.981833	25.253129	9.88%	413,936
2015	23.096328	22.981833	-0.50%	497,702
2014	20.895881	23.096328	10.53%	598,408
2013	16.162472	20.895881	29.29%	601,445
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
2009	10.419872	12.932384	24.11%	1,192,736
2008	18.053627	10.419872	-42.28%	1,499,813
2007	16.928560	18.053627	6.65%	1,174,551
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	13.351815	14.145939	5.95%	96,469
2015	14.317576	13.351815	-6.75%	117,515
2014	11.262367	14.317576	27.13%	142,751
2013	11.093835	11.262367	1.52%	174,650
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
2009	5.589945	7.211786	29.01%	178,182
2008*	10.000000	5.589945	-44.10%	5,866
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	13.061331	14.382933	10.12%	91,096
2015	13.089868	13.061331	-0.22%	90,611
2014	11.710717	13.089868	11.78%	103,960
2013*	10.000000	11.710717	17.11%	15,481
132

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.495092	10.633224	1.32%	421,646
2015	10.653524	10.495092	-1.49%	515,109
2014	10.724502	10.653524	-0.66%	535,152
2013	10.837845	10.724502	-1.05%	500,943
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
2009	9.866941	10.446897	5.88%	403,948
2008*	10.000000	9.866941	-1.33%	59,768
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.226748	14.609064	19.48%	16,262
2015	13.003827	12.226748	-5.98%	13,876
2014	12.582420	13.003827	3.35%	9,027
2013*	10.000000	12.582420	25.82%	6,646
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	14.243671	14.237352	-0.04%	1,044,396
2015	14.994609	14.243671	-5.01%	1,127,206
2014	16.514477	14.994609	-9.20%	1,207,317
2013	13.911205	16.514477	18.71%	1,148,859
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
2009*	10.000000	12.934195	29.34%	1,411,608
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	31.122324	32.045735	2.97%	1,178
2015	31.174254	31.122324	-0.17%	1,729
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	10.776974	10.783265	0.06%	755,620
2015	10.882343	10.776974	-0.97%	810,343
2014	10.942194	10.882343	-0.55%	919,112
2013	11.001623	10.942194	-0.54%	948,214
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
2009	9.205394	10.312225	12.02%	1,253,496
2008	10.757043	9.205394	-14.42%	2,007,434
2007	10.387234	10.757043	3.56%	1,791,832
133

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	25.170871	27.336078	8.60%	32,466
2015	25.582310	25.170871	-1.61%	44,558
2014	23.445821	25.582310	9.11%	45,173
2013	17.236872	23.445821	36.02%	68,945
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
2009	10.394877	13.504527	29.92%	73,700
2008	17.365394	10.394877	-40.14%	79,308
2007	16.325586	17.365394	6.37%	1,473,999
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	31.911521	31.495987	-1.30%	66,120
2015	31.139232	31.911521	2.48%	82,003
2014	30.866879	31.139232	0.88%	97,133
2013	24.589040	30.866879	25.53%	7,343
2012	20.566853	24.589040	19.56%	7,376
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.766136	10.258954	5.05%	14,348
2015	10.132234	9.766136	-3.61%	61,405
2014	10.000942	10.132234	1.31%	46,176
2013	10.154557	10.000942	-1.51%	65,361
2012*	10.000000	10.154557	1.55%	59,523
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	24.992254	27.496938	10.02%	526,567
2015	24.521168	24.992254	1.92%	627,127
2014	22.469491	24.521168	9.13%	740,308
2013	17.293862	22.469491	29.93%	780,116
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
2009	10.510501	13.298130	26.52%	1,245,937
2008	17.324795	10.510501	-39.33%	1,408,510
2007	16.828784	17.324795	2.95%	1,166,720
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	34.501906	40.133466	16.32%	82,149
2015	37.168245	34.501906	-7.17%	96,022
2014	33.675868	37.168245	10.37%	106,208
2013	24.226087	33.675868	39.01%	111,482
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
2009	13.113862	17.744186	35.31%	101,069
2008	21.399140	13.113862	-38.72%	444,737
2007	21.955079	21.399140	-2.53%	300,587
134

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.381376	10.470564	11.61%	17,988
2015	10.450730	9.381376	-10.23%	23,519
2014	10.524441	10.450730	-0.70%	51,864
2013	10.635249	10.524441	-1.04%	63,504
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	11.020101	11.210014	1.72%	25,603
2015	12.010066	11.020101	-8.24%	26,008
2014	12.113330	12.010066	-0.85%	28,913
2013	13.115558	12.113330	-7.64%	29,975
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
2009*	10.000000	10.881912	8.82%	15,301
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.573261	11.589833	0.14%	1,380,152
2015	11.683511	11.573261	-0.94%	1,478,292
2014	11.731651	11.683511	-0.41%	1,606,690
2013	11.895761	11.731651	-1.38%	1,549,247
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
2009*	10.000000	10.961461	9.61%	718,570
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.717682	10.868481	1.41%	490,044
2015	10.806099	10.717682	-0.82%	534,841
2014	10.494450	10.806099	2.97%	588,845
2013	10.839073	10.494450	-3.18%	572,913
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	19.632507	22.321816	13.70%	5,420
2015	21.477656	19.632507	-8.59%	7,941
2014	19.621556	21.477656	9.46%	8,790
2013	14.630110	19.621556	34.12%	11,016
2012	12.423243	14.630110	17.76%	15,311
2011	13.179160	12.423243	-5.74%	21,204
2010	11.656463	13.179160	13.06%	19,618
2009	9.083964	11.656463	28.32%	22,663
2008	14.990773	9.083964	-39.40%	26,777
2007	16.140864	14.990773	-7.13%	30,248
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.348726	3.49%	5,980
135

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	32.000556	28.243797	-11.74%	37,813
2015	28.783452	32.000556	11.18%	57,267
2014	22.189717	28.783452	29.72%	62,253
2013	14.914208	22.189717	48.78%	55,998
2012	11.517684	14.914208	29.49%	38,874
2011	10.555188	11.517684	9.12%	16,267
2010*	10.000000	10.555188	5.55%	3,888
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.601898	7.958170	42.06%	14,940
2015	8.515254	5.601898	-34.21%	18,096
2014	10.648674	8.515254	-20.03%	20,568
2013	9.745932	10.648674	9.26%	29,409
2012*	10.000000	9.745932	-2.54%	39,062
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.503148	7.801719	41.77%	15,192
2015	8.387716	5.503148	-34.39%	9,012
2014	10.520797	8.387716	-20.27%	8,312
2013	9.649712	10.520797	9.03%	18,737
2012*	10.000000	9.649712	-3.50%	13,140
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	23.277094	24.792668	6.51%	54,126
2015	24.246816	23.277094	-4.00%	66,920
2014	24.998295	24.246816	-3.01%	69,846
2013	16.833485	24.998295	48.50%	60,473
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
2009	8.853008	13.358197	50.89%	13,808
2008	15.289624	8.853008	-42.10%	0
2007	13.591399	15.289624	12.49%	0
136

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.114497	10.027490	-0.86%	0
2015	10.685912	10.114497	-5.35%	0
2014	10.692939	10.685912	-0.07%	0
2013	9.961292	10.692939	7.34%	0
2012*	10.000000	9.961292	-0.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	14.152872	16.939718	19.69%	0
2015	15.649212	14.152872	-9.56%	0
2014	14.978356	15.649212	4.48%	0
2013	11.347589	14.978356	32.00%	0
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	9.017992	9.028709	0.12%	0
2015	9.641619	9.017992	-6.47%	0
2014	9.732690	9.641619	-0.94%	0
2013	11.089221	9.732690	-12.23%	0
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	16.946395	19.946149	17.70%	0
2015	17.954633	16.946395	-5.62%	0
2014	16.106579	17.954633	11.47%	0
2013	12.928986	16.106579	24.58%	0
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	12.370469	12.316128	-0.44%	0
2015	13.029910	12.370469	-5.06%	0
2014	13.329493	13.029910	-2.25%	0
2013	12.147998	13.329493	9.73%	0
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	10.904343	13.709777	25.73%	0
2015	12.156287	10.904343	-10.30%	0
2014	12.001765	12.156287	1.29%	0
2013*	10.000000	12.001765	20.02%	0
137

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	14.179228	17.098496	20.59%	0
2015	15.138203	14.179228	-6.33%	0
2014	15.016379	15.138203	0.81%	0
2013	11.127340	15.016379	34.95%	0
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	12.875559	13.762068	6.89%	0
2015	13.310458	12.875559	-3.27%	0
2014	12.271380	13.310458	8.47%	0
2013	9.715388	12.271380	26.31%	0
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	12.081010	12.471604	3.23%	0
2015	12.948985	12.081010	-6.70%	0
2014	12.522487	12.948985	3.41%	0
2013	10.806976	12.522487	15.87%	0
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	9.735534	9.667235	-0.70%	0
2015	10.196591	9.735534	-4.52%	0
2014	10.271683	10.196591	-0.73%	0
2013	10.631079	10.271683	-3.38%	0
2012	10.129826	10.631079	4.95%	0
2011	10.355588	10.129826	-2.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	11.170090	11.273707	0.93%	0
2015	11.709818	11.170090	-4.61%	0
2014	11.717031	11.709818	-0.06%	0
2013	10.793496	11.717031	8.56%	0
2012	10.087585	10.793496	7.00%	0
2011	10.563038	10.087585	-4.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	11.589778	11.760924	1.48%	0
2015	12.141093	11.589778	-4.54%	0
2014	12.103975	12.141093	0.31%	0
2013	10.914762	12.103975	10.90%	0
2012	10.066692	10.914762	8.42%	0
2011	10.628109	10.066692	-5.28%	0
138

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	12.085540	12.330200	2.02%	0
2015	12.669441	12.085540	-4.61%	0
2014	12.612878	12.669441	0.45%	0
2013	10.832727	12.612878	16.43%	0
2012	9.807902	10.832727	10.45%	0
2011	10.524159	9.807902	-6.81%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	10.031930	12.845419	28.05%	0
2015	13.200824	10.031930	-24.01%	0
2014	15.780586	13.200824	-16.35%	0
2013	13.254605	15.780586	19.06%	0
2012	13.197880	13.254605	0.43%	0
2011	14.515965	13.197880	-9.08%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	10.883423	12.287070	12.90%	0
2015	11.851132	10.883423	-8.17%	0
2014	11.391837	11.851132	4.03%	0
2013	9.292663	11.391837	22.59%	0
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	14.211093	13.704930	-3.56%	0
2015	13.861599	14.211093	2.52%	0
2014	13.020293	13.861599	6.46%	0
2013	9.982734	13.020293	30.43%	0
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	9.704962	9.724950	0.21%	0
2015	10.206664	9.704962	-4.92%	0
2014	10.076901	10.206664	1.29%	0
2013	10.729652	10.076901	-6.08%	0
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	14.911177	16.006674	7.35%	0
2015	15.806265	14.911177	-5.66%	0
2014	15.544538	15.806265	1.68%	0
2013	11.929551	15.544538	30.30%	0
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	10.177704	9.247213	-9.14%	0
2015	10.274275	10.177704	-0.94%	0
139

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	12.397493	12.993002	4.80%	0
2015	13.353713	12.397493	-7.16%	0
2014	13.073209	13.353713	2.15%	0
2013	10.471159	13.073209	24.85%	0
2012	8.593905	10.471159	21.84%	0
2011	9.851112	8.593905	-12.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	9.400494	10.204549	8.55%	0
2015	10.451970	9.400494	-10.06%	0
2014	10.597072	10.451970	-1.37%	0
2013	8.927686	10.597072	18.70%	0
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	10.662461	11.660724	9.36%	0
2015	11.962348	10.662461	-10.87%	0
2014	11.923431	11.962348	0.33%	0
2013	10.911805	11.923431	9.27%	0
2012	10.101352	10.911805	8.02%	0
2011	10.286944	10.101352	-1.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	12.503056	13.915703	11.30%	0
2015	13.531289	12.503056	-7.60%	0
2014	12.977736	13.531289	4.27%	0
2013	10.434372	12.977736	24.37%	0
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	12.463553	15.562857	24.87%	0
2015	14.033253	12.463553	-11.19%	0
2014	14.550365	14.033253	-3.55%	0
2013	11.136396	14.550365	30.66%	0
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.068071	7.961648	12.64%	0
2015	9.167879	7.068071	-22.90%	0
2014*	10.000000	9.167879	-8.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	9.244280	9.502453	2.79%	0
2015	10.309117	9.244280	-10.33%	0
2014	12.096765	10.309117	-14.78%	0
140

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.999175	8.884868	-1.27%	0
2015	9.806207	8.999175	-8.23%	0
2014*	10.000000	9.806207	-1.94%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.833972	9.841041	0.07%	0
2015	10.887932	9.833972	-9.68%	0
2014	10.922474	10.887932	-0.32%	0
2013	10.028721	10.922474	8.91%	0
2012*	10.000000	10.028721	0.29%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.528524	9.094700	-4.55%	0
2015	9.755546	9.528524	-2.33%	0
2014	9.719712	9.755546	0.37%	0
2013*	10.000000	9.719712	-2.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.215457	12.930734	-2.15%	0
2015	13.155620	13.215457	0.45%	0
2014	12.682127	13.155620	3.73%	0
2013	9.459508	12.682127	34.07%	0
2012*	10.000000	9.459508	-5.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.036969	11.979055	8.54%	0
2015	12.023654	11.036969	-8.21%	0
2014	12.035959	12.023654	-0.10%	0
2013	9.769450	12.035959	23.20%	0
2012*	10.000000	9.769450	-2.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	12.523046	12.079645	-3.54%	0
2015	12.923900	12.523046	-3.10%	0
2014	12.514040	12.923900	3.28%	0
2013	9.552248	12.514040	31.01%	0
2012*	10.000000	9.552248	-4.48%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	11.818742	11.044301	-6.55%	0
2015	13.446628	11.818742	-12.11%	0
2014	14.801132	13.446628	-9.15%	0
2013	12.333858	14.801132	20.00%	0
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
141

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	9.851619	10.978424	11.44%	0
2015	10.987656	9.851619	-10.34%	0
2014	11.243220	10.987656	-2.27%	0
2013	10.609780	11.243220	5.97%	0
2012*	10.000000	10.609780	6.10%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	11.504023	11.708362	1.78%	0
2015	12.731952	11.504023	-9.64%	0
2014	12.307771	12.731952	3.45%	0
2013	9.876747	12.307771	24.61%	0
2012*	10.000000	9.876747	-1.23%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	17.364057	16.977514	-2.23%	0
2015	16.175427	17.364057	7.35%	0
2014	15.550195	16.175427	4.02%	0
2013	12.388378	15.550195	25.52%	0
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	13.347332	14.575005	9.20%	0
2015	13.300098	13.347332	0.36%	0
2014	12.683068	13.300098	4.86%	0
2013	9.767927	12.683068	29.84%	0
2012*	10.000000	9.767927	-2.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	11.506629	10.295715	-10.52%	0
2015	13.157507	11.506629	-12.55%	0
2014	15.609504	13.157507	-15.71%	0
2013	14.242588	15.609504	9.60%	0
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.312390	11.804506	4.35%	0
2015	12.054839	11.312390	-6.16%	0
2014	13.588943	12.054839	-11.29%	0
2013	10.033671	13.588943	35.43%	0
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	13.552539	14.789120	9.12%	0
2015	14.265219	13.552539	-5.00%	0
2014	13.497946	14.265219	5.68%	0
2013	10.379802	13.497946	30.04%	0
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
142

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	13.369233	13.315241	-0.40%	0
2015	13.112024	13.369233	1.96%	0
2014	13.519477	13.112024	-3.01%	0
2013	11.044805	13.519477	22.41%	0
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.527221	9.671478	1.51%	0
2015*	10.000000	9.527221	-4.73%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	9.124770	9.264548	1.53%	0
2015	9.594776	9.124770	-4.90%	0
2014	9.301251	9.594776	3.16%	0
2013	9.755546	9.301251	-4.66%	0
2012	9.317124	9.755546	4.71%	0
2011	9.216310	9.317124	1.09%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	13.281759	14.140501	6.47%	0
2015	14.919107	13.281759	-10.97%	0
2014	15.885045	14.919107	-6.08%	0
2013	12.555900	15.885045	26.51%	0
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	17.559192	20.245408	15.30%	0
2015	19.161211	17.559192	-8.36%	0
2014	17.689859	19.161211	8.32%	0
2013	14.008758	17.689859	26.28%	0
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	11.078807	11.582149	4.54%	0
2015	11.439909	11.078807	-3.16%	0
2014	11.362013	11.439909	0.69%	0
2013	9.609912	11.362013	18.23%	0
2012	8.660536	9.609912	10.96%	0
2011	8.946850	8.660536	-3.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	8.784254	8.648367	-1.55%	0
2015	9.181052	8.784254	-4.32%	0
2014	9.119521	9.181052	0.67%	0
2013	9.760671	9.119521	-6.57%	0
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
143

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	12.362806	11.879527	-3.91%	0
2015	12.099706	12.362806	2.17%	0
2014	12.389636	12.099706	-2.34%	0
2013	10.042681	12.389636	23.37%	0
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	11.808987	12.352798	4.61%	0
2015	11.570249	11.808987	2.06%	0
2014	11.164332	11.570249	3.64%	0
2013	8.981814	11.164332	24.30%	0
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	10.481181	11.167264	6.55%	0
2015	10.811871	10.481181	-3.06%	0
2014	10.228022	10.811871	5.71%	0
2013	8.020719	10.228022	27.52%	0
2012	7.145223	8.020719	12.25%	0
2011	7.620458	7.145223	-6.24%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	11.035280	12.444088	12.77%	0
2015	12.309270	11.035280	-10.35%	0
2014	11.783711	12.309270	4.46%	0
2013	9.081412	11.783711	29.76%	0
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	11.104066	12.157802	9.49%	0
2015	11.888922	11.104066	-6.60%	0
2014	12.088915	11.888922	-1.65%	0
2013	11.773079	12.088915	2.68%	0
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	10.293195	11.209456	8.90%	0
2015	10.862897	10.293195	-5.24%	0
2014	10.630105	10.862897	2.19%	0
2013	7.722407	10.630105	37.65%	0
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
144

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	11.938850	12.608255	5.61%	0
2015	12.501606	11.938850	-4.50%	0
2014	11.796294	12.501606	5.98%	0
2013	8.877700	11.796294	32.88%	0
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	9.986924	10.379721	3.93%	0
2015	10.599910	9.986924	-5.78%	0
2014	10.577484	10.599910	0.21%	0
2013	8.518558	10.577484	24.17%	0
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	9.939102	10.115006	1.77%	0
2015	10.475063	9.939102	-5.12%	0
2014	10.472854	10.475063	0.02%	0
2013	9.524457	10.472854	9.96%	0
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	10.101252	10.397593	2.93%	0
2015	10.675039	10.101252	-5.38%	0
2014	10.632027	10.675039	0.40%	0
2013	9.143751	10.632027	16.28%	0
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	9.401207	9.432758	0.34%	0
2015	9.875655	9.401207	-4.80%	0
2014	9.965371	9.875655	-0.90%	0
2013	9.902913	9.965371	0.63%	0
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.558434	9.677052	1.24%	0
2015	10.414402	9.558434	-8.22%	0
2014	10.619665	10.414402	-1.93%	0
2013*	10.000000	10.619665	6.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.504488	9.682203	1.87%	0
2015	10.419078	9.504488	-8.78%	0
2014	10.755575	10.419078	-3.13%	0
2013*	10.000000	10.755575	7.56%	0
145

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	10.043683	10.282221	2.38%	0
2015	10.585992	10.043683	-5.12%	0
2014	10.556171	10.585992	0.28%	0
2013	9.343715	10.556171	12.98%	0
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	10.028247	10.348367	3.19%	0
2015	10.617161	10.028247	-5.55%	0
2014	10.588111	10.617161	0.27%	0
2013	8.883859	10.588111	19.18%	0
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	9.796775	9.959784	1.66%	0
2015	10.325676	9.796775	-5.12%	0
2014	10.344849	10.325676	-0.19%	0
2013	9.697221	10.344849	6.68%	0
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.679314	9.748227	0.71%	0
2015	10.182828	9.679314	-4.94%	0
2014	10.143541	10.182828	0.39%	0
2013	10.807327	10.143541	-6.14%	0
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.527503	10.433872	-0.89%	0
2015	11.034706	10.527503	-4.60%	0
2014	10.970884	11.034706	0.58%	0
2013	11.679281	10.970884	-6.07%	0
2012	11.370511	11.679281	2.72%	0
2011	11.179166	11.370511	1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	9.077849	9.357902	3.09%	0
2015	11.300836	9.077849	-19.67%	0
2014	12.500558	11.300836	-9.60%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	9.276716	8.963377	-3.38%	0
2015	9.683898	9.276716	-4.20%	0
2014	9.656681	9.683898	0.28%	0
2013	10.495254	9.656681	-7.99%	0
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
146

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	7.259961	6.963631	-4.08%	0
2015	7.570343	7.259961	-4.10%	0
2014	7.893995	7.570343	-4.10%	0
2013	8.231486	7.893995	-4.10%	0
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	6.846322	6.607987	-3.48%	0
2015	7.376743	6.846322	-7.19%	0
2014	7.747953	7.376743	-4.79%	0
2013	6.872128	7.747953	12.74%	0
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	7.251843	6.991694	-3.59%	0
2015	7.668518	7.251843	-5.43%	0
2014	8.523923	7.668518	-10.04%	0
2013	7.344911	8.523923	16.05%	0
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	11.530656	12.106315	4.99%	0
2015	12.144930	11.530656	-5.06%	0
2014	12.062809	12.144930	0.68%	0
2013	9.884871	12.062809	22.03%	0
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	12.636158	12.883369	1.96%	0
2015	13.199355	12.636158	-4.27%	0
2014	13.160239	13.199355	0.30%	0
2013	12.098628	13.160239	8.77%	0
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	14.383008	14.862610	3.33%	0
2015	15.078197	14.383008	-4.61%	0
2014	14.943981	15.078197	0.90%	0
2013	13.040451	14.943981	14.60%	0
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
147

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	9.393353	9.393419	0.00%	0
2015	9.769107	9.393353	-3.85%	0
2014	9.805299	9.769107	-0.37%	0
2013	9.753248	9.805299	0.53%	0
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.534300	9.666431	1.39%	0
2015	10.275038	9.534300	-7.21%	0
2014	10.457541	10.275038	-1.75%	0
2013*	10.000000	10.457541	4.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.475238	9.719540	2.58%	0
2015	10.287289	9.475238	-7.89%	0
2014	10.544348	10.287289	-2.44%	0
2013*	10.000000	10.544348	5.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.827828	11.126945	2.76%	0
2015	11.328719	10.827828	-4.42%	0
2014	11.231160	11.328719	0.87%	0
2013	10.041522	11.231160	11.85%	0
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	11.302410	11.759745	4.05%	0
2015	11.872336	11.302410	-4.80%	0
2014	11.795240	11.872336	0.65%	0
2013	10.050284	11.795240	17.36%	0
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.243727	10.385220	1.38%	0
2015	10.684974	10.243727	-4.13%	0
2014	10.637628	10.684974	0.45%	0
2013	10.038783	10.637628	5.97%	0
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	19.167124	18.994585	-0.90%	0
2015	19.067063	19.167124	0.52%	0
2014	18.314135	19.067063	4.11%	0
2013	14.012243	18.314135	30.70%	0
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
148

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	15.002323	17.308566	15.37%	0
2015	16.050561	15.002323	-6.53%	0
2014	15.295882	16.050561	4.93%	0
2013	11.987698	15.295882	27.60%	0
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.532898	9.933746	4.20%	0
2015	10.236398	9.532898	-6.87%	0
2014	10.274987	10.236398	-0.38%	0
2013	10.836176	10.274987	-5.18%	0
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	8.524915	7.974205	-6.46%	0
2015	8.948081	8.524915	-4.73%	0
2014	9.458625	8.948081	-5.40%	0
2013	8.145900	9.458625	16.12%	0
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	6.525086	6.570000	0.69%	0
2015	7.188495	6.525086	-9.23%	0
2014	8.299124	7.188495	-13.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	11.814883	11.557316	-2.18%	0
2015	11.946158	11.814883	-1.10%	0
2014	11.309170	11.946158	5.63%	0
2013	8.773161	11.309170	28.91%	0
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	10.500750	11.687451	11.30%	0
2015	11.339509	10.500750	-7.40%	0
2014	10.725662	11.339509	5.72%	0
2013	8.282693	10.725662	29.49%	0
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	11.438205	11.634857	1.72%	0
2015	11.968717	11.438205	-4.43%	0
2014	12.032943	11.968717	-0.53%	0
2013	9.052291	12.032943	32.93%	0
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
149

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	13.407788	15.122214	12.79%	0
2015	14.396575	13.407788	-6.87%	0
2014	12.828519	14.396575	12.22%	0
2013	9.859111	12.828519	30.12%	0
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	11.434051	11.850246	3.64%	0
2015	11.860174	11.434051	-3.59%	0
2014	12.061169	11.860174	-1.67%	0
2013	8.736566	12.061169	38.05%	0
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	12.493635	15.052283	20.48%	0
2015	13.902320	12.493635	-10.13%	0
2014	13.578101	13.902320	2.39%	0
2013	10.111185	13.578101	34.29%	0
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	12.635347	14.850904	17.53%	0
2015	13.430195	12.635347	-5.92%	0
2014	13.927070	13.430195	-3.57%	0
2013	10.332175	13.927070	34.79%	0
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	11.582659	12.348697	6.61%	0
2015	11.998495	11.582659	-3.47%	0
2014	11.189291	11.998495	7.23%	0
2013	8.920697	11.189291	25.43%	0
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	10.582705	10.878741	2.80%	0
2015	11.697362	10.582705	-9.53%	0
2014	9.484011	11.697362	23.34%	0
2013	9.629520	9.484011	-1.51%	0
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
150

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.047172	12.871453	6.84%	0
2015	12.444914	12.047172	-3.20%	0
2014	11.476120	12.444914	8.44%	0
2013*	10.000000	11.476120	14.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	8.319721	8.178355	-1.70%	0
2015	8.705137	8.319721	-4.43%	0
2014	9.032704	8.705137	-3.63%	0
2013	9.408981	9.032704	-4.00%	0
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.277292	13.073768	15.93%	0
2015	12.363131	11.277292	-8.78%	0
2014	12.330530	12.363131	0.26%	0
2013*	10.000000	12.330530	23.31%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	11.637959	11.286460	-3.02%	0
2015	12.628693	11.637959	-7.85%	0
2014	14.336903	12.628693	-11.91%	0
2013	12.448220	14.336903	15.17%	0
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	15.573607	15.558405	-0.10%	0
2015	16.079589	15.573607	-3.15%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	7.728930	7.503271	-2.92%	0
2015	8.044598	7.728930	-3.92%	0
2014	8.337678	8.044598	-3.52%	0
2013	8.640862	8.337678	-3.51%	0
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	13.324185	14.039728	5.37%	0
2015	13.958577	13.324185	-4.54%	0
2014	13.186323	13.958577	5.86%	0
2013	9.992252	13.186323	31.97%	0
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
151

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	13.178118	12.619359	-4.24%	0
2015	13.254831	13.178118	-0.58%	0
2014	13.543136	13.254831	-2.13%	0
2013	11.120308	13.543136	21.79%	0
2012	9.588004	11.120308	15.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	8.868927	9.039223	1.92%	0
2015	9.484525	8.868927	-6.49%	0
2014	9.649596	9.484525	-1.71%	0
2013	10.099245	9.649596	-4.45%	0
2012*	10.000000	10.099245	0.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	12.776205	13.638384	6.75%	0
2015	12.921010	12.776205	-1.12%	0
2014	12.204099	12.921010	5.87%	0
2013	9.681704	12.204099	26.05%	0
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	14.141315	15.960179	12.86%	0
2015	15.702988	14.141315	-9.95%	0
2014	14.665152	15.702988	7.08%	0
2013	10.874129	14.665152	34.86%	0
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.394764	9.090667	8.29%	0
2015	9.639564	8.394764	-12.91%	0
2014	10.006228	9.639564	-3.66%	0
2013	10.422665	10.006228	-4.00%	0
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.004115	8.886672	-1.30%	0
2015	10.114841	9.004115	-10.98%	0
2014	10.515635	10.114841	-3.81%	0
2013	11.735908	10.515635	-10.40%	0
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	9.456090	9.187782	-2.84%	0
2015	9.839829	9.456090	-3.90%	0
2014	10.184301	9.839829	-3.38%	0
2013	10.644426	10.184301	-4.32%	0
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
152

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.304833	9.154921	-1.61%	0
2015	9.670180	9.304833	-3.78%	0
2014	9.680185	9.670180	-0.10%	0
2013	10.305615	9.680185	-6.07%	0
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	10.425648	11.501022	10.31%	0
2015	11.756565	10.425648	-11.32%	0
2014	11.070967	11.756565	6.19%	0
2013	8.508375	11.070967	30.12%	0
2012	7.447681	8.508375	14.24%	0
2011	8.143510	7.447681	-8.54%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.205912	2.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	26.957677	23.084474	-14.37%	0
2015	24.993402	26.957677	7.86%	0
2014	19.860022	24.993402	25.85%	0
2013	13.758420	19.860022	44.35%	0
2012	10.952514	13.758420	25.62%	0
2011	10.345276	10.952514	5.87%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.011627	6.907802	37.84%	0
2015	7.853042	5.011627	-36.18%	0
2014	10.123336	7.853042	-22.43%	0
2013	9.550161	10.123336	6.00%	0
2012*	10.000000	9.550161	-4.50%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	4.923659	6.772512	37.55%	0
2015	7.736035	4.923659	-36.35%	0
2014	10.002568	7.736035	-22.66%	0
2013	9.456639	10.002568	5.77%	0
2012*	10.000000	9.456639	-5.43%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	16.526965	17.079159	3.34%	0
2015	17.745292	16.526965	-6.87%	0
2014	18.858407	17.745292	-5.90%	0
2013	13.089101	18.858407	44.08%	0
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
153

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions and are therefore not subject to the one rollover per year limitation. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
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An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
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Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
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(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2017, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
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(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
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Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
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(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar
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year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
166

Wells Fargo GoldSM Variable Annuity
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2017.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2017), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 100. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The following underlying mutual funds are available under this contract.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Guggenheim Variable Fund - Multi-Hedge Strategies
Ivy Variable Insurance Portfolios - Mid Cap Growth
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
MFS® Variable Insurance Trust - MFS Value Series: Service Class
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
2

VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
For a complete list of funds, including funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
4

Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
5

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one option)
Four Year CDSC Option ("L Schedule Option")	0.50% [5]
Total Variable Account Charges (including this option only)	1.65%
No CDSC Option ("C Schedule Option")	0.55% [6]
Total Variable Account Charges (including this option only)	1.70%
Death Benefit Options (an applicant may elect one option)
One-Year Enhanced Death Benefit II Option	0.20% [7]
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
One-Month Enhanced Death Benefit Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
5% Extra Value Option	0.70% [11]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

3% Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

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Recurring Contract Expenses
Capital Preservation Plus Lifetime Income Option	1.00% [13]
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options. [14]

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[14]
Nationwide Lifetime Income Riders (an applicant may purchase one option):
5% Nationwide Lifetime Income Rider (no longer available)	1.00% [15]
7% Nationwide Lifetime Income Rider	1.00%
10% Nationwide Lifetime Income Rider	1.20%
Joint Options for the Nationwide Lifetime Income Riders (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (no longer available)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider	0.30% [16]
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in New York)	0.30% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Nationwide Lifetime Income Rider	1.20% [18]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [18]
Maximum Possible Total Variable Account Charges	4.60% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
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[8]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[9]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option seven years from the date the contract was issued.
[12]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option seven years from the date the contract was issued.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[15]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[16]	For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that elected the Joint Option for the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[17]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2016, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.41%	2.45%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
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Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.45%)	$1,472	$2,753	$3,955	$6,839	*	$2,253	$3,655	$6,839	$772	$2,253	$3,655	$6,839
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,258	$2,163	$3,056	$5,433	*	$1,663	$2,756	$5,433	$558	$1,663	$2,756	$5,433
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
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Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
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Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
The Contract Owner may elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets.
The Contract Owner may elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
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•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
Extra Value Options
The Extra Value Options are no longer available for election. Prior to May 1, 2005, an applicant could have elected an Extra Value Option at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.70% of the Daily Net Assets. Allocations to the Fixed Account and Guaranteed Term Options will also be assessed a charge of 0.70% for the first seven Contract Years. This option is not available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
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•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for
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the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
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Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 5% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
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Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
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Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
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Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a
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market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a GTO charge equal to 0.70% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
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The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a Fixed Account charge equal to 0.70% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
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Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a Purchase Payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
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Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
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Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or sub-advisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or sub-adviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or sub-advisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
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To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
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Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
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Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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CDSC Options
L Schedule Option
The Contract Owner may elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
The Contract Owner may elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates any available Nationwide Lifetime Income Riders as optional benefits, eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit, eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
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In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
5% Extra Value Option
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option must be elected at the time of application, and the option is irrevocable. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.70% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.70%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
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Vesting and Recapture Schedule for the 5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5%	(or all of the credit)
2	0.25%	4.75%	(or 95% of the credit)
3	1%	4%	(or 80% of the credit)
4	1%	4%	(or 80% of the credit)
5	1%	4%	(or 80% of the credit)
6	1%	4%	(or 80% of the credit)
7	1%	4%	(or 80% of the credit)
8 and thereafter	5%	0%	(fully vested)
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option. The percentage of the credit Nationwide will recapture is the same percentage (ratio) that the amount surrendered that is more than 10% of the Purchase Payments (the amount that is CDSC free) is to the sum of all Purchase Payments.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $200,000 initial deposit to his contract and receives a 3% credit of $6,000. In Contract Year two, Mr. X takes a $30,000 withdrawal. The CDSC free amount of $20,000 (10% of $200,000) is subtracted from the withdrawal amount of $30,000 to get $10,000. $10,000 is used in a ratio with the sum of all purchase payments to result in $10,000/$200,000 or 5%. The $6,000 credit is then multiplied by 5% to get $300. Thus, the amount of the original credit recaptured as a result of the $30,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
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(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
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How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
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For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
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The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of
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investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
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If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
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Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
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Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
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Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
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10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
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Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
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Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued on or after May 1, 2009 but before May 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
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Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
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Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
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For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
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Availability
For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
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Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later) that also elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
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For contracts that elected this option on or after November 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts that elected this option on or after May 1, 2009 but before November 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elected this option before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous tables.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
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In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
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The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
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Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
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The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
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When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
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Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
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If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
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Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
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Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
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Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
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Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's
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allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 4.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
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(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
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Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
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A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the
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transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
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Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
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(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
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Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
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Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
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No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These proceedings include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s condensed consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s condensed consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor ("DOL"), the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company ("NMIC") insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
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Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103094
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
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Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy (formerly, Ivy Funds Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income (formerly, Ivy Funds Variable Insurance Portfolios - High Income)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth (formerly, Ivy Funds Variable Insurance Portfolios - Mid Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
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MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
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Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
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Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks long-term growth of capital.
108

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
109

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term total return, consisting of capital appreciation and current income.
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
110

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2016 (the maximum Variable Account charge of 4.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2016; therefore, no Condensed Financial Information is available:
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.302851	11.549310	2.18%	6,855
2015	11.584949	11.302851	-2.44%	5,536
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	33.745167	41.628464	23.36%	77,849
2015	36.198936	33.745167	-6.78%	90,350
2014	33.613007	36.198936	7.69%	96,177
2013	24.705828	33.613007	36.05%	102,762
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
2009	13.235829	18.664793	41.02%	34,530
2008	20.839679	13.235829	-36.49%	7,098
2007	20.766243	20.839679	0.35%	2,537
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	13.702519	14.139658	3.19%	644,890
2015	14.212713	13.702519	-3.59%	709,938
2014	13.918761	14.212713	2.11%	746,915
2013	15.385268	13.918761	-9.53%	786,321
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
2009	11.590410	12.627445	8.95%	373,101
2008	11.914534	11.590410	-2.72%	249,327
2007	11.008718	11.914534	8.23%	191,798
111

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	23.410849	28.399743	21.31%	164,075
2015	24.063288	23.410849	-2.71%	202,001
2014	20.942467	24.063288	14.90%	221,293
2013	16.309491	20.942467	28.41%	237,365
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
2009	9.597456	12.314461	28.31%	107,501
2008	12.861436	9.597456	-25.38%	77,291
2007	13.335329	12.861436	-3.55%	78,857
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	15.139654	15.535481	2.61%	126,639
2015	15.470652	15.139654	-2.14%	164,113
2014	15.353952	15.470652	0.76%	230,467
2013	13.575527	15.353952	13.10%	237,382
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
2009*	10.000000	12.084265	20.84%	38,056
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.822522	15.319916	29.58%	13,805
2015	12.786348	11.822522	-7.54%	17,044
2014	12.246999	12.786348	4.40%	14,183
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	34.501040	42.879658	24.29%	77,614
2015	35.734867	34.501040	-3.45%	94,626
2014	34.389346	35.734867	3.91%	114,105
2013	24.723264	34.389346	39.10%	106,330
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
2009	14.141452	17.477229	23.59%	54,779
2008	20.707767	14.141452	-31.71%	44,517
2007	21.088094	20.707767	-1.80%	46,223
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	25.816234	28.439917	10.16%	164,325
2015	25.891724	25.816234	-0.29%	198,439
2014	23.158254	25.891724	11.80%	216,720
2013	17.787890	23.158254	30.19%	264,359
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
2009	10.997151	13.701928	24.60%	218,562
2008	17.749446	10.997151	-38.04%	226,260
2007	17.103366	17.749446	3.78%	245,729
112

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	22.473903	23.912056	6.40%	211,330
2015	23.369551	22.473903	-3.83%	240,924
2014	21.925375	23.369551	6.59%	235,952
2013	18.357321	21.925375	19.44%	251,206
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
2009	11.416659	13.793989	20.82%	58,068
2008	16.434209	11.416659	-30.53%	38,359
2007	15.560255	16.434209	5.62%	34,549
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	22.795194	26.524303	16.36%	419,351
2015	24.081035	22.795194	-5.34%	492,782
2014	22.456933	24.081035	7.23%	503,077
2013	17.772487	22.456933	26.36%	560,242
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
2009	10.584588	13.589574	28.39%	497,697
2008	18.724223	10.584588	-43.47%	455,007
2007	18.705230	18.724223	0.10%	436,907
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	27.376076	27.210940	-0.60%	201,870
2015	25.905931	27.376076	5.67%	255,239
2014	23.607433	25.905931	9.74%	261,070
2013	17.560229	23.607433	34.44%	273,302
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
2009	10.146051	12.834093	26.49%	147,518
2008	19.479922	10.146051	-47.92%	100,391
2007	15.559606	19.479922	25.20%	112,728
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	14.386323	14.858137	3.28%	1,694,324
2015	14.678405	14.386323	-1.99%	1,966,533
2014	14.059340	14.678405	4.40%	2,200,795
2013	14.523213	14.059340	-3.19%	2,167,302
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
2009	10.836274	12.368667	14.14%	2,523,159
2008	11.355411	10.836274	-4.57%	2,379,044
2007	11.037441	11.355411	2.88%	2,294,105
113

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	37.495992	41.485406	10.64%	388,723
2015	38.560249	37.495992	-2.76%	455,052
2014	36.789783	38.560249	4.81%	508,320
2013	27.392178	36.789783	34.31%	547,119
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
2009	15.633776	21.597277	38.14%	471,558
2008	26.188192	15.633776	-40.30%	414,031
2007	22.971128	26.188192	14.00%	355,875
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	23.467075	21.975804	-6.35%	179,118
2015	22.982464	23.467075	2.11%	190,955
2014	25.353374	22.982464	-9.35%	2,286
2013	19.704173	25.353374	28.67%	2,415
2012	16.559384	19.704173	18.99%	15,410
2011	20.265788	16.559384	-18.29%	15,735
2010	18.170300	20.265788	11.53%	17,077
2009	14.563164	18.170300	24.77%	6,116
2008	26.289867	14.563164	-44.61%	6,353
2007	22.722492	26.289867	15.70%	9,831
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.858820	13.267937	11.88%	49,268
2015	12.791557	11.858820	-7.29%	108,243
2014	12.582030	12.791557	1.67%	148,398
2013	10.283833	12.582030	22.35%	152,077
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
2009	6.604890	8.504046	28.75%	80,046
2008*	10.000000	6.604890	-33.95%	28,608
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	14.291261	16.108477	12.72%	444,152
2015	15.554820	14.291261	-8.12%	546,970
2014	15.041481	15.554820	3.41%	656,062
2013	13.354649	15.041481	12.63%	744,220
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
2009	7.937530	10.639189	34.04%	718,515
2008	11.415294	7.937530	-30.47%	631,850
2007	11.130667	11.415294	2.56%	590,457
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	25.049885	28.735102	14.71%	104,409
2015	26.300762	25.049885	-4.76%	133,935
2014	24.472041	26.300762	7.47%	121,174
2013	19.089239	24.472041	28.20%	131,595
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
2009	11.899829	13.803199	15.99%	258,618
2008	16.513537	11.899829	-27.94%	285,803
2007	17.168132	16.513537	-3.81%	394,501
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	30.998703	39.893682	28.69%	198,333
2015	33.860639	30.998703	-8.45%	251,416
2014	34.060063	33.860639	-0.59%	289,343
2013	25.291090	34.060063	34.67%	288,682
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
2009	14.038386	17.922968	27.67%	506,236
2008	21.202291	14.038386	-33.79%	152,690
2007	21.973252	21.202291	-3.51%	172,733
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.330904	10.163024	-1.63%	568
2015	10.261380	10.330904	0.68%	1,255
2014	9.918609	10.261380	3.46%	2,166
2013*	10.000000	9.918609	-0.81%	1,186
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.333799	13.797174	11.86%	1,632
2015	13.035277	12.333799	-5.38%	1,753
2014	12.659081	13.035277	2.97%	2,229
2013	9.968791	12.659081	26.99%	1,986
2012*	10.000000	9.968791	-0.31%	4,309
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.999135	13.917796	-0.58%	42,437
2015	14.015979	13.999135	-0.12%	42,222
2014	13.166297	14.015979	6.45%	46,865
2013	9.750436	13.166297	35.03%	56,595
2012*	10.000000	9.750436	-2.50%	77,263
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	14.464707	13.931596	-3.69%	102,953
2015	15.965561	14.464707	-9.40%	159,636
2014	17.048949	15.965561	-6.35%	195,064
2013	13.783255	17.048949	23.69%	208,088
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
2009*	10.000000	11.873555	18.74%	43,909
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	11.008964	12.644255	14.85%	24,365
2015	11.911916	11.008964	-7.58%	46,953
2014	11.825257	11.911916	0.73%	51,069
2013	10.826150	11.825257	9.23%	47,683
2012*	10.000000	10.826150	8.26%	12,199
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.855627	13.485385	4.90%	18,985
2015	13.803004	12.855627	-6.86%	27,657
2014	12.944900	13.803004	6.63%	34,743
2013	10.078253	12.944900	28.44%	31,757
2012*	10.000000	10.078253	0.78%	19,328
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	34.170332	34.434579	0.77%	179,348
2015	30.881449	34.170332	10.65%	206,570
2014	28.801846	30.881449	7.22%	242,692
2013	22.261226	28.801846	29.38%	251,749
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
2009	13.010568	18.778978	44.34%	89,232
2008	23.634716	13.010568	-44.95%	58,748
2007	17.499988	23.634716	35.06%	24,691
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	27.726728	25.570288	-7.78%	27,504
2015	30.757342	27.726728	-9.85%	30,703
2014	35.398964	30.757342	-13.11%	33,859
2013	31.335568	35.398964	12.97%	42,408
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
2009	19.143301	33.886132	77.01%	1,592
2008	40.540238	19.143301	-52.78%	1,593
2007	32.037740	40.540238	26.54%	3,697
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.641599	13.596154	7.55%	11,409
2015	13.069092	12.641599	-3.27%	15,553
2014	14.292266	13.069092	-8.56%	17,901
2013	10.238380	14.292266	39.59%	16,886
2012*	10.000000	10.238380	2.38%	2,796
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	28.381463	31.920916	12.47%	617,538
2015	28.982349	28.381463	-2.07%	754,378
2014	26.605168	28.982349	8.94%	874,805
2013	19.849130	26.605168	34.04%	910,499
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
2009	13.234707	16.019700	21.04%	1,045,304
2008	19.906881	13.234707	-33.52%	160,684
2007	18.718319	19.906881	6.35%	118,579
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.871014	16.291646	2.65%	304,136
2015	15.101235	15.871014	5.10%	370,882
2014	15.105813	15.101235	-0.03%	391,149
2013	11.972877	15.105813	26.17%	362,854
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.531504	17.042865	9.73%	45,200
2015	16.925236	15.531504	-8.23%	48,128
2014	17.482977	16.925236	-3.19%	51,438
2013	13.406784	17.482977	30.40%	49,683
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	21.488963	25.536111	18.83%	382,161
2015	22.749450	21.488963	-5.54%	490,308
2014	20.375888	22.749450	11.65%	523,493
2013	15.654684	20.375888	30.16%	593,461
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
2009*	10.000000	12.455035	24.55%	24,889
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.849732	16.000522	7.75%	26,386,849
2015	14.876089	14.849732	-0.18%	28,158,210
2014	14.333814	14.876089	3.78%	29,472,567
2013	11.761815	14.333814	21.87%	30,398,117
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
2009	7.629628	9.307778	22.00%	12,698,235
2008	10.991163	7.629628	-30.58%	5,615,955
2007	10.476339	10.991163	4.91%	3,393,826
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.773591	11.947024	1.47%	9,850,011
2015	11.938142	11.773591	-1.38%	10,603,557
2014	11.504300	11.938142	3.77%	10,806,227
2013	11.945598	11.504300	-3.69%	10,878,758
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
2009	9.484428	10.514432	10.86%	3,441,979
2008	10.645730	9.484428	-10.91%	1,276,507
2007	10.458382	10.645730	1.79%	476,976
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	16.570921	16.411534	-0.96%	445,554
2015	15.734209	16.570921	5.32%	498,087
2014	15.630348	15.734209	0.66%	561,259
2013	12.291636	15.630348	27.16%	584,724
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
2009	7.377345	10.326441	39.98%	419,828
2008	12.162544	7.377345	-39.34%	321,643
2007	10.759272	12.162544	13.04%	197,387
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	15.829159	17.065869	7.81%	801,464
2015	15.046269	15.829159	5.20%	950,293
2014	14.085094	15.046269	6.82%	1,077,342
2013	10.993629	14.085094	28.12%	1,144,837
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
2009	6.273149	8.605881	37.19%	947,533
2008	11.375941	6.273149	-44.86%	828,110
2007	10.285224	11.375941	10.60%	495,029
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	13.629860	14.967386	9.81%	8,565,009
2015	13.640203	13.629860	-0.08%	9,422,763
2014	12.518558	13.640203	8.96%	10,126,977
2013	9.524179	12.518558	31.44%	11,011,611
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
2009	6.009658	7.763734	29.19%	4,467,865
2008	9.816107	6.009658	-38.78%	1,389,468
2007*	10.000000	9.816107	-1.84%	334,511
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	24.047691	27.949469	16.23%	320,240
2015	26.022987	24.047691	-7.59%	384,826
2014	24.168378	26.022987	7.67%	406,472
2013	18.070541	24.168378	33.74%	437,173
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
2009	11.098645	14.072345	26.79%	355,745
2008	17.884339	11.098645	-37.94%	397,639
2007	18.577828	17.884339	-3.73%	949,816
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	20.265831	22.869387	12.85%	55,174
2015	21.050455	20.265831	-3.73%	76,772
2014	20.765745	21.050455	1.37%	83,690
2013	19.619773	20.765745	5.84%	11,936
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
2009	10.458553	15.093811	44.32%	15,229
2008	14.692698	10.458553	-28.82%	19,491
2007	14.412770	14.692698	1.94%	33,077
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.985771	14.575396	12.24%	113,678
2015	13.295423	12.985771	-2.33%	123,337
2014	12.622173	13.295423	5.33%	133,814
2013	8.896205	12.622173	41.88%	141,785
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
2009	5.114540	7.733391	51.20%	30,982
2008*	10.000000	5.114540	-48.85%	2,461
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	15.061419	16.393765	8.85%	668,319
2015	15.300656	15.061419	-1.56%	810,065
2014	14.006605	15.300656	9.24%	967,081
2013	10.226827	14.006605	36.96%	974,583
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
2009	6.128884	7.952881	29.76%	2,015,768
2008*	10.000000	6.128884	-38.71%	2,408,312
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.599046	13.496191	7.12%	89,656
2015	12.973144	12.599046	-2.88%	88,488
2014	12.559301	12.973144	3.30%	90,738
2013	9.812976	12.559301	27.99%	89,809
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
2009	6.363626	8.127013	27.71%	7,772
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.538101	13.151370	4.89%	7,913,293
2015	12.819763	12.538101	-2.20%	9,148,820
2014	12.434537	12.819763	3.10%	9,739,962
2013	10.971118	12.434537	13.34%	10,311,255
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
2009	7.927537	9.389621	18.44%	3,148,808
2008*	10.000000	7.927537	-20.72%	448,773
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.742843	13.518988	6.09%	18,174,799
2015	13.064675	12.742843	-2.46%	20,442,657
2014	12.623676	13.064675	3.49%	20,674,321
2013	10.532766	12.623676	19.85%	21,534,814
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
2009	7.204634	8.842676	22.74%	7,515,199
2008*	10.000000	7.204634	-27.95%	1,138,664
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.859292	12.264060	3.41%	3,613,940
2015	12.085949	11.859292	-1.88%	3,723,331
2014	11.831794	12.085949	2.15%	3,918,954
2013	11.406770	11.831794	3.73%	4,127,867
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
2009	9.078992	10.143105	11.72%	1,900,192
2008*	10.000000	9.078992	-9.21%	474,456
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.363390	10.813782	4.35%	15,472
2015	10.954322	10.363390	-5.39%	16,104
2014	10.836834	10.954322	1.08%	13,430
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.304924	10.819573	4.99%	15,741
2015	10.959248	10.304924	-5.97%	12,123
2014	10.975511	10.959248	-0.15%	10,384
2013*	10.000000	10.975511	9.76%	2,906
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.670096	13.368844	5.51%	14,409,163
2015	12.955579	12.670096	-2.20%	16,008,325
2014	12.533509	12.955579	3.37%	17,013,899
2013	10.762993	12.533509	16.45%	17,956,622
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
2009	7.562819	9.116587	20.54%	6,698,757
2008*	10.000000	7.562819	-24.37%	1,374,242
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.650899	13.455170	6.36%	1,548,005
2015	12.993982	12.650899	-2.64%	2,045,353
2014	12.571666	12.993982	3.36%	2,224,277
2013	10.233532	12.571666	22.85%	2,439,771
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
2009	6.841204	8.559890	25.12%	1,581,447
2008*	10.000000	6.841204	-31.59%	768,311
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.358450	12.949443	4.78%	4,547,728
2015	12.636825	12.358450	-2.20%	5,030,824
2014	12.282434	12.636825	2.89%	5,340,318
2013	11.169980	12.282434	9.96%	5,676,423
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
2009	8.307908	9.664334	16.33%	1,930,284
2008*	10.000000	8.307908	-16.92%	283,603
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	12.209832	12.673918	3.80%	565,765
2015	12.461605	12.209832	-2.02%	648,505
2014	12.043098	12.461605	3.48%	778,293
2013	12.448172	12.043098	-3.25%	725,842
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
2009	9.846940	10.569931	7.34%	1,064,883
2008*	10.000000	9.846940	-1.53%	1,798
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	13.279654	13.565257	2.15%	187,076
2015	13.503984	13.279654	-1.66%	225,825
2014	13.025248	13.503984	3.68%	233,270
2013	13.452380	13.025248	-3.18%	228,619
2012	12.704929	13.452380	5.88%	194,052
2011	12.119428	12.704929	4.83%	164,154
2010	11.340265	12.119428	6.87%	125,920
2009	9.852755	11.340265	15.10%	42,831
2008*	10.000000	9.852755	-1.47%	14,176
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	26.261721	27.901948	6.25%	30,202
2015	31.715737	26.261721	-17.20%	33,192
2014	34.035014	31.715737	-6.81%	36,443
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	13.324658	13.269527	-0.41%	1,078,692
2015	13.494346	13.324658	-1.26%	1,212,680
2014	13.054852	13.494346	3.37%	1,399,106
2013	13.764967	13.054852	-5.16%	1,463,255
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
2009	12.121741	12.304475	1.51%	2,022,923
2008	11.383970	12.121741	6.48%	2,374,849
2007	10.747750	11.383970	5.92%	1,924,880
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	10.023926	9.909723	-1.14%	3,094,334
2015	10.140543	10.023926	-1.15%	3,480,548
2014	10.258510	10.140543	-1.15%	3,644,159
2013	10.377853	10.258510	-1.15%	4,072,487
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
2009	10.864686	10.744251	-1.11%	1,966,150
2008	10.769904	10.864686	0.88%	1,510,999
2007	10.397563	10.769904	3.58%	1,253,507
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.637247	8.592293	-0.52%	152,119
2015	9.028520	8.637247	-4.33%	170,089
2014	9.199775	9.028520	-1.86%	163,000
2013	7.916447	9.199775	16.21%	150,517
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
2009	5.465521	6.993821	27.96%	59,432
2008*	10.000000	5.465521	-45.34%	9,687
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.721257	9.660025	-0.63%	78,307
2015	9.972865	9.721257	-2.52%	83,826
2014	10.754329	9.972865	-7.27%	77,017
2013	8.990410	10.754329	19.62%	68,543
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
2009	6.617105	8.412370	27.13%	12,193
2008	11.762888	6.617105	-43.75%	9,749
2007	10.879072	11.762888	8.12%	4,938
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	24.791306	26.827228	8.21%	358,958
2015	25.332564	24.791306	-2.14%	428,700
2014	24.410332	25.332564	3.78%	425,468
2013	19.406489	24.410332	25.78%	449,801
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
2009	12.518763	15.741444	25.74%	575,318
2008	20.052686	12.518763	-37.57%	559,049
2007	19.146442	20.052686	4.73%	501,208
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	15.464566	16.250688	5.08%	3,161,769
2015	15.671697	15.464566	-1.32%	3,389,956
2014	15.158944	15.671697	3.38%	3,467,480
2013	13.520328	15.158944	12.12%	3,563,834
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
2009*	10.000000	11.550746	15.51%	976,583
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	17.602214	18.746995	6.50%	6,989,245
2015	17.902199	17.602214	-1.68%	7,334,968
2014	17.213315	17.902199	4.00%	7,636,976
2013	14.572666	17.213315	18.12%	7,623,981
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
2009*	10.000000	12.110672	21.11%	1,520,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	14.564788	15.011613	3.07%	2,705,088
2015	14.695321	14.564788	-0.89%	2,910,221
2014	14.309590	14.695321	2.70%	3,168,528
2013	13.808862	14.309590	3.63%	3,599,578
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
2009	11.565462	12.471040	7.83%	2,130,762
2008	12.449849	11.565462	-7.10%	1,471,803
2007	11.952305	12.449849	4.16%	843,905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.337192	10.801883	4.50%	91,427
2015	10.807752	10.337192	-4.35%	93,897
2014	10.671417	10.807752	1.28%	89,302
2013*	10.000000	10.671417	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.273175	10.861216	5.72%	1,345
2015	10.820654	10.273175	-5.06%	1,364
2014	10.759988	10.820654	0.56%	569
2013*	10.000000	10.759988	7.60%	0
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	19.924520	21.102865	5.91%	11,765,558
2015	20.224004	19.924520	-1.48%	13,499,194
2014	19.451473	20.224004	3.97%	14,898,496
2013	16.872314	19.451473	15.29%	15,805,772
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
2009	12.073397	14.218297	17.77%	12,723,507
2008	15.902704	12.073397	-24.08%	9,825,685
2007	15.226962	15.902704	4.44%	9,169,860
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	22.761033	24.408297	7.24%	4,603,410
2015	23.195107	22.761033	-1.87%	5,337,089
2014	22.356717	23.195107	3.75%	5,915,047
2013	18.481146	22.356717	20.97%	6,520,226
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
2009	12.385996	15.230066	22.96%	7,304,794
2008	18.263302	12.385996	-32.18%	7,158,893
2007	17.406379	18.263302	4.92%	6,636,184
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	17.330765	18.109008	4.49%	3,621,572
2015	17.537747	17.330765	-1.18%	3,979,392
2014	16.938973	17.537747	3.53%	4,291,979
2013	15.508419	16.938973	9.22%	4,729,773
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
2009	11.848856	13.418114	13.24%	3,587,493
2008	14.109371	11.848856	-16.02%	2,688,580
2007	13.484310	14.109371	4.64%	2,426,440
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	23.456331	23.958145	2.14%	388,747
2015	22.637536	23.456331	3.62%	438,382
2014	21.094704	22.637536	7.31%	509,101
2013	15.658311	21.094704	34.72%	587,953
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
2009*	10.000000	12.937743	29.38%	14,425
125

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	34.171304	40.632983	18.91%	78,416
2015	35.467680	34.171304	-3.66%	95,959
2014	32.791237	35.467680	8.16%	106,405
2013	24.932794	32.791237	31.52%	110,161
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
2009	13.216175	17.866024	35.18%	78,182
2008	21.043186	13.216175	-37.19%	83,825
2007	19.793057	21.043186	6.32%	87,102
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	15.309363	16.442359	7.40%	568,389
2015	15.948421	15.309363	-4.01%	625,706
2014	15.530801	15.948421	2.69%	651,484
2013	15.890146	15.530801	-2.26%	645,794
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
2009	10.212412	12.556122	22.95%	252,542
2008	12.491118	10.212412	-18.24%	192,261
2007	12.078610	12.491118	3.42%	149,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.754701	10.368566	-3.59%	918,394
2015	10.951496	10.754701	-1.80%	1,070,024
2014	11.230744	10.951496	-2.49%	1,229,740
2013	9.383592	11.230744	19.68%	1,171,002
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
2009	6.077196	8.176393	34.54%	1,873,432
2008*	10.000000	6.077196	-39.23%	1,942,365
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	15.047914	15.616337	3.78%	350,116
2015	16.082691	15.047914	-6.43%	372,389
2014	18.012939	16.082691	-10.72%	359,528
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.904528	15.026794	0.82%	380,057
2015	14.620369	14.904528	1.94%	460,900
2014	13.427775	14.620369	8.88%	537,423
2013	10.106069	13.427775	32.87%	563,298
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
2009	6.311593	8.070301	27.86%	1,099,010
2008*	10.000000	6.311593	-36.88%	1,337
126

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	13.247487	15.196797	14.71%	157,297
2015	13.878543	13.247487	-4.55%	178,646
2014	12.735469	13.878543	8.98%	195,282
2013	9.541471	12.735469	33.47%	220,235
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
2009	6.299706	7.934264	25.95%	167,831
2008*	10.000000	6.299706	-37.00%	6,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	14.429845	15.128127	4.84%	538,917
2015	14.648357	14.429845	-1.49%	619,187
2014	14.287313	14.648357	2.53%	719,466
2013	10.427761	14.287313	37.01%	691,725
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
2009	6.221846	7.792888	25.25%	1,233,119
2008*	10.000000	6.221846	-37.78%	769,715
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.914135	19.661842	16.25%	391,704
2015	17.619336	16.914135	-4.00%	475,585
2014	15.231863	17.619336	15.67%	564,456
2013	11.357084	15.231863	34.12%	579,132
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
2009	6.705806	8.648417	28.97%	1,002,459
2008*	10.000000	6.705806	-32.94%	1,438,590
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	23.375200	24.969114	6.82%	32,992
2015	23.522555	23.375200	-0.63%	36,343
2014	23.207171	23.522555	1.36%	38,573
2013	16.309138	23.207171	42.30%	41,284
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
2009	9.574786	12.037789	25.72%	29,826
2008	18.117657	9.574786	-47.15%	24,581
2007	16.739290	18.117657	8.23%	46,486
127

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	32.773322	40.695741	24.17%	19,071
2015	35.379738	32.773322	-7.37%	23,963
2014	33.523407	35.379738	5.54%	29,803
2013	24.219631	33.523407	38.41%	32,751
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
2009	14.009965	17.430204	24.41%	39,410
2008	20.935362	14.009965	-33.08%	39,469
2007	22.830704	20.935362	-8.30%	43,628
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	30.240076	36.632273	21.14%	52,116
2015	31.182839	30.240076	-3.02%	63,923
2014	31.371196	31.182839	-0.60%	72,165
2013	22.579731	31.371196	38.94%	77,069
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
2009	12.968402	17.232892	32.88%	101,136
2008	21.282196	12.968402	-39.06%	224,549
2007	21.130800	21.282196	0.72%	200,067
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	22.981833	25.253129	9.88%	413,936
2015	23.096328	22.981833	-0.50%	497,702
2014	20.895881	23.096328	10.53%	598,408
2013	16.162472	20.895881	29.29%	601,445
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
2009	10.419872	12.932384	24.11%	1,192,736
2008	18.053627	10.419872	-42.28%	1,499,813
2007	16.928560	18.053627	6.65%	1,174,551
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	13.351815	14.145939	5.95%	96,469
2015	14.317576	13.351815	-6.75%	117,515
2014	11.262367	14.317576	27.13%	142,751
2013	11.093835	11.262367	1.52%	174,650
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
2009	5.589945	7.211786	29.01%	178,182
2008*	10.000000	5.589945	-44.10%	5,866
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	13.061331	14.382933	10.12%	91,096
2015	13.089868	13.061331	-0.22%	90,611
2014	11.710717	13.089868	11.78%	103,960
2013*	10.000000	11.710717	17.11%	15,481
128

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.495092	10.633224	1.32%	421,646
2015	10.653524	10.495092	-1.49%	515,109
2014	10.724502	10.653524	-0.66%	535,152
2013	10.837845	10.724502	-1.05%	500,943
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
2009	9.866941	10.446897	5.88%	403,948
2008*	10.000000	9.866941	-1.33%	59,768
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.226748	14.609064	19.48%	16,262
2015	13.003827	12.226748	-5.98%	13,876
2014	12.582420	13.003827	3.35%	9,027
2013*	10.000000	12.582420	25.82%	6,646
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	14.243671	14.237352	-0.04%	1,044,396
2015	14.994609	14.243671	-5.01%	1,127,206
2014	16.514477	14.994609	-9.20%	1,207,317
2013	13.911205	16.514477	18.71%	1,148,859
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
2009*	10.000000	12.934195	29.34%	1,411,608
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	10.776974	10.783265	0.06%	755,620
2015	10.882343	10.776974	-0.97%	810,343
2014	10.942194	10.882343	-0.55%	919,112
2013	11.001623	10.942194	-0.54%	948,214
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
2009	9.205394	10.312225	12.02%	1,253,496
2008	10.757043	9.205394	-14.42%	2,007,434
2007	10.387234	10.757043	3.56%	1,791,832
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	25.170871	27.336078	8.60%	32,466
2015	25.582310	25.170871	-1.61%	44,558
2014	23.445821	25.582310	9.11%	45,173
2013	17.236872	23.445821	36.02%	68,945
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
2009	10.394877	13.504527	29.92%	73,700
2008	17.365394	10.394877	-40.14%	79,308
2007	16.325586	17.365394	6.37%	1,473,999
129

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	31.911521	31.495987	-1.30%	66,120
2015	31.139232	31.911521	2.48%	82,003
2014	30.866879	31.139232	0.88%	97,133
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	24.992254	27.496938	10.02%	526,567
2015	24.521168	24.992254	1.92%	627,127
2014	22.469491	24.521168	9.13%	740,308
2013	17.293862	22.469491	29.93%	780,116
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
2009	10.510501	13.298130	26.52%	1,245,937
2008	17.324795	10.510501	-39.33%	1,408,510
2007	16.828784	17.324795	2.95%	1,166,720
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	34.501906	40.133466	16.32%	82,149
2015	37.168245	34.501906	-7.17%	96,022
2014	33.675868	37.168245	10.37%	106,208
2013	24.226087	33.675868	39.01%	111,482
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
2009	13.113862	17.744186	35.31%	101,069
2008	21.399140	13.113862	-38.72%	444,737
2007	21.955079	21.399140	-2.53%	300,587
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.381376	10.470564	11.61%	17,988
2015	10.450730	9.381376	-10.23%	23,519
2014	10.524441	10.450730	-0.70%	51,864
2013	10.635249	10.524441	-1.04%	63,504
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	11.020101	11.210014	1.72%	25,603
2015	12.010066	11.020101	-8.24%	26,008
2014	12.113330	12.010066	-0.85%	28,913
2013	13.115558	12.113330	-7.64%	29,975
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
2009*	10.000000	10.881912	8.82%	15,301
130

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.573261	11.589833	0.14%	1,380,152
2015	11.683511	11.573261	-0.94%	1,478,292
2014	11.731651	11.683511	-0.41%	1,606,690
2013	11.895761	11.731651	-1.38%	1,549,247
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
2009*	10.000000	10.961461	9.61%	718,570
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.717682	10.868481	1.41%	490,044
2015	10.806099	10.717682	-0.82%	534,841
2014	10.494450	10.806099	2.97%	588,845
2013	10.839073	10.494450	-3.18%	572,913
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.601898	7.958170	42.06%	14,940
2015	8.515254	5.601898	-34.21%	18,096
2014	10.648674	8.515254	-20.03%	20,568
2013	9.745932	10.648674	9.26%	29,409
2012*	10.000000	9.745932	-2.54%	39,062
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.503148	7.801719	41.77%	15,192
2015	8.387716	5.503148	-34.39%	9,012
2014	10.520797	8.387716	-20.27%	8,312
2013	9.649712	10.520797	9.03%	18,737
2012*	10.000000	9.649712	-3.50%	13,140
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	18.178280	19.348201	6.44%	0
2015	18.162923	18.178280	0.08%	0
2014	15.563707	18.162923	16.70%	0
2013	13.161115	15.563707	18.26%	0
2012	11.779232	13.161115	11.73%	0
2011	11.190263	11.779232	5.26%	0
2010	9.992417	11.190263	11.99%	0
2009	8.755499	9.992417	14.13%	0
2008	12.495383	8.755499	-29.93%	0
2007	11.749097	12.495383	6.35%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.948056	19.821498	-0.63%	0
2015	19.912491	19.948056	0.18%	323
2014	19.394642	19.912491	2.67%	323
2013	14.026309	19.394642	38.27%	323
2012	11.786535	14.026309	19.00%	323
2011	12.622825	11.786535	-6.63%	0
2010*	10.000000	12.622825	26.23%	0
131

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	23.277094	24.792668	6.51%	54,126
2015	24.246816	23.277094	-4.00%	66,920
2014	24.998295	24.246816	-3.01%	69,846
2013	16.833485	24.998295	48.50%	60,473
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
2009	8.853008	13.358197	50.89%	13,808
2008	15.289624	8.853008	-42.10%	0
2007	13.591399	15.289624	12.49%	0
132

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.114497	10.027490	-0.86%	0
2015	10.685912	10.114497	-5.35%	0
2014	10.692939	10.685912	-0.07%	0
2013	9.961292	10.692939	7.34%	0
2012*	10.000000	9.961292	-0.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	14.152872	16.939718	19.69%	0
2015	15.649212	14.152872	-9.56%	0
2014	14.978356	15.649212	4.48%	0
2013	11.347589	14.978356	32.00%	0
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	9.017992	9.028709	0.12%	0
2015	9.641619	9.017992	-6.47%	0
2014	9.732690	9.641619	-0.94%	0
2013	11.089221	9.732690	-12.23%	0
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	16.946395	19.946149	17.70%	0
2015	17.954633	16.946395	-5.62%	0
2014	16.106579	17.954633	11.47%	0
2013	12.928986	16.106579	24.58%	0
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	12.370469	12.316128	-0.44%	0
2015	13.029910	12.370469	-5.06%	0
2014	13.329493	13.029910	-2.25%	0
2013	12.147998	13.329493	9.73%	0
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	10.904343	13.709777	25.73%	0
2015	12.156287	10.904343	-10.30%	0
2014	12.001765	12.156287	1.29%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	14.179228	17.098496	20.59%	0
2015	15.138203	14.179228	-6.33%	0
2014	15.016379	15.138203	0.81%	0
2013	11.127340	15.016379	34.95%	0
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
133

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	12.875559	13.762068	6.89%	0
2015	13.310458	12.875559	-3.27%	0
2014	12.271380	13.310458	8.47%	0
2013	9.715388	12.271380	26.31%	0
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	12.081010	12.471604	3.23%	0
2015	12.948985	12.081010	-6.70%	0
2014	12.522487	12.948985	3.41%	0
2013	10.806976	12.522487	15.87%	0
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	10.883423	12.287070	12.90%	0
2015	11.851132	10.883423	-8.17%	0
2014	11.391837	11.851132	4.03%	0
2013	9.292663	11.391837	22.59%	0
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	14.211093	13.704930	-3.56%	0
2015	13.861599	14.211093	2.52%	0
2014	13.020293	13.861599	6.46%	0
2013	9.982734	13.020293	30.43%	0
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	9.704962	9.724950	0.21%	0
2015	10.206664	9.704962	-4.92%	0
2014	10.076901	10.206664	1.29%	0
2013	10.729652	10.076901	-6.08%	0
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	14.911177	16.006674	7.35%	0
2015	15.806265	14.911177	-5.66%	0
2014	15.544538	15.806265	1.68%	0
2013	11.929551	15.544538	30.30%	0
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
134

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	10.177704	9.247213	-9.14%	0
2015	10.274275	10.177704	-0.94%	0
2014	11.683055	10.274275	-12.06%	0
2013	9.358880	11.683055	24.83%	0
2012	8.107636	9.358880	15.43%	0
2011	10.227457	8.107636	-20.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	9.400494	10.204549	8.55%	0
2015	10.451970	9.400494	-10.06%	0
2014	10.597072	10.451970	-1.37%	0
2013	8.927686	10.597072	18.70%	0
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	10.662461	11.660724	9.36%	0
2015	11.962348	10.662461	-10.87%	0
2014	11.923431	11.962348	0.33%	0
2013	10.911805	11.923431	9.27%	0
2012	10.101352	10.911805	8.02%	0
2011	10.286944	10.101352	-1.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	12.503056	13.915703	11.30%	0
2015	13.531289	12.503056	-7.60%	0
2014	12.977736	13.531289	4.27%	0
2013	10.434372	12.977736	24.37%	0
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	12.463553	15.562857	24.87%	0
2015	14.033253	12.463553	-11.19%	0
2014	14.550365	14.033253	-3.55%	0
2013	11.136396	14.550365	30.66%	0
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.833972	9.841041	0.07%	0
2015	10.887932	9.833972	-9.68%	0
2014	10.922474	10.887932	-0.32%	0
2013	10.028721	10.922474	8.91%	0
2012*	10.000000	10.028721	0.29%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.528524	9.094700	-4.55%	0
2015	9.755546	9.528524	-2.33%	0
2014	9.719712	9.755546	0.37%	0
2013*	10.000000	9.719712	-2.80%	0
135

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.036969	11.979055	8.54%	0
2015	12.023654	11.036969	-8.21%	0
2014	12.035959	12.023654	-0.10%	0
2013	9.769450	12.035959	23.20%	0
2012*	10.000000	9.769450	-2.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	12.523046	12.079645	-3.54%	0
2015	12.923900	12.523046	-3.10%	0
2014	12.514040	12.923900	3.28%	0
2013	9.552248	12.514040	31.01%	0
2012*	10.000000	9.552248	-4.48%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	11.818742	11.044301	-6.55%	0
2015	13.446628	11.818742	-12.11%	0
2014	14.801132	13.446628	-9.15%	0
2013	12.333858	14.801132	20.00%	0
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	9.851619	10.978424	11.44%	0
2015	10.987656	9.851619	-10.34%	0
2014	11.243220	10.987656	-2.27%	0
2013	10.609780	11.243220	5.97%	0
2012*	10.000000	10.609780	6.10%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	11.504023	11.708362	1.78%	0
2015	12.731952	11.504023	-9.64%	0
2014	12.307771	12.731952	3.45%	0
2013	9.876747	12.307771	24.61%	0
2012*	10.000000	9.876747	-1.23%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	17.364057	16.977514	-2.23%	0
2015	16.175427	17.364057	7.35%	0
2014	15.550195	16.175427	4.02%	0
2013	12.388378	15.550195	25.52%	0
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	11.506629	10.295715	-10.52%	0
2015	13.157507	11.506629	-12.55%	0
2014	15.609504	13.157507	-15.71%	0
2013	14.242588	15.609504	9.60%	0
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
136

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.312390	11.804506	4.35%	0
2015	12.054839	11.312390	-6.16%	0
2014	13.588943	12.054839	-11.29%	0
2013	10.033671	13.588943	35.43%	0
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	13.552539	14.789120	9.12%	0
2015	14.265219	13.552539	-5.00%	0
2014	13.497946	14.265219	5.68%	0
2013	10.379802	13.497946	30.04%	0
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	13.369233	13.315241	-0.40%	0
2015	13.112024	13.369233	1.96%	0
2014	13.519477	13.112024	-3.01%	0
2013	11.044805	13.519477	22.41%	0
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	13.281759	14.140501	6.47%	0
2015	14.919107	13.281759	-10.97%	0
2014	15.885045	14.919107	-6.08%	0
2013	12.555900	15.885045	26.51%	0
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	17.559192	20.245408	15.30%	0
2015	19.161211	17.559192	-8.36%	0
2014	17.689859	19.161211	8.32%	0
2013	14.008758	17.689859	26.28%	0
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	11.078807	11.582149	4.54%	0
2015	11.439909	11.078807	-3.16%	0
2014	11.362013	11.439909	0.69%	0
2013	9.609912	11.362013	18.23%	0
2012	8.660536	9.609912	10.96%	0
2011	8.946850	8.660536	-3.20%	0
137

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	8.784254	8.648367	-1.55%	0
2015	9.181052	8.784254	-4.32%	0
2014	9.119521	9.181052	0.67%	0
2013	9.760671	9.119521	-6.57%	0
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	12.362806	11.879527	-3.91%	0
2015	12.099706	12.362806	2.17%	0
2014	12.389636	12.099706	-2.34%	0
2013	10.042681	12.389636	23.37%	0
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	11.808987	12.352798	4.61%	0
2015	11.570249	11.808987	2.06%	0
2014	11.164332	11.570249	3.64%	0
2013	8.981814	11.164332	24.30%	0
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	10.481181	11.167264	6.55%	0
2015	10.811871	10.481181	-3.06%	0
2014	10.228022	10.811871	5.71%	0
2013	8.020719	10.228022	27.52%	0
2012	7.145223	8.020719	12.25%	0
2011	7.620458	7.145223	-6.24%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	11.035280	12.444088	12.77%	0
2015	12.309270	11.035280	-10.35%	0
2014	11.783711	12.309270	4.46%	0
2013	9.081412	11.783711	29.76%	0
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	11.104066	12.157802	9.49%	0
2015	11.888922	11.104066	-6.60%	0
2014	12.088915	11.888922	-1.65%	0
2013	11.773079	12.088915	2.68%	0
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
138

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	10.293195	11.209456	8.90%	0
2015	10.862897	10.293195	-5.24%	0
2014	10.630105	10.862897	2.19%	0
2013	7.722407	10.630105	37.65%	0
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	11.938850	12.608255	5.61%	0
2015	12.501606	11.938850	-4.50%	0
2014	11.796294	12.501606	5.98%	0
2013	8.877700	11.796294	32.88%	0
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	9.986924	10.379721	3.93%	0
2015	10.599910	9.986924	-5.78%	0
2014	10.577484	10.599910	0.21%	0
2013	8.518558	10.577484	24.17%	0
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	9.939102	10.115006	1.77%	0
2015	10.475063	9.939102	-5.12%	0
2014	10.472854	10.475063	0.02%	0
2013	9.524457	10.472854	9.96%	0
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	10.101252	10.397593	2.93%	0
2015	10.675039	10.101252	-5.38%	0
2014	10.632027	10.675039	0.40%	0
2013	9.143751	10.632027	16.28%	0
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	9.401207	9.432758	0.34%	0
2015	9.875655	9.401207	-4.80%	0
2014	9.965371	9.875655	-0.90%	0
2013	9.902913	9.965371	0.63%	0
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
139

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.558434	9.677052	1.24%	0
2015	10.414402	9.558434	-8.22%	0
2014	10.619665	10.414402	-1.93%	0
2013*	10.000000	10.619665	6.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.504488	9.682203	1.87%	0
2015	10.419078	9.504488	-8.78%	0
2014	10.755575	10.419078	-3.13%	0
2013*	10.000000	10.755575	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	10.043683	10.282221	2.38%	0
2015	10.585992	10.043683	-5.12%	0
2014	10.556171	10.585992	0.28%	0
2013	9.343715	10.556171	12.98%	0
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	10.028247	10.348367	3.19%	0
2015	10.617161	10.028247	-5.55%	0
2014	10.588111	10.617161	0.27%	0
2013	8.883859	10.588111	19.18%	0
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	9.796775	9.959784	1.66%	0
2015	10.325676	9.796775	-5.12%	0
2014	10.344849	10.325676	-0.19%	0
2013	9.697221	10.344849	6.68%	0
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.679314	9.748227	0.71%	0
2015	10.182828	9.679314	-4.94%	0
2014	10.143541	10.182828	0.39%	0
2013	10.807327	10.143541	-6.14%	0
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.527503	10.433872	-0.89%	0
2015	11.034706	10.527503	-4.60%	0
2014	10.970884	11.034706	0.58%	0
2013	11.679281	10.970884	-6.07%	0
2012	11.370511	11.679281	2.72%	0
2011	11.179166	11.370511	1.71%	0
140

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	9.077849	9.357902	3.09%	0
2015	11.300836	9.077849	-19.67%	0
2014	12.500558	11.300836	-9.60%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	9.276716	8.963377	-3.38%	0
2015	9.683898	9.276716	-4.20%	0
2014	9.656681	9.683898	0.28%	0
2013	10.495254	9.656681	-7.99%	0
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	7.259961	6.963631	-4.08%	0
2015	7.570343	7.259961	-4.10%	0
2014	7.893995	7.570343	-4.10%	0
2013	8.231486	7.893995	-4.10%	0
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	6.846322	6.607987	-3.48%	0
2015	7.376743	6.846322	-7.19%	0
2014	7.747953	7.376743	-4.79%	0
2013	6.872128	7.747953	12.74%	0
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	7.251843	6.991694	-3.59%	0
2015	7.668518	7.251843	-5.43%	0
2014	8.523923	7.668518	-10.04%	0
2013	7.344911	8.523923	16.05%	0
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	11.530656	12.106315	4.99%	0
2015	12.144930	11.530656	-5.06%	0
2014	12.062809	12.144930	0.68%	0
2013	9.884871	12.062809	22.03%	0
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	12.636158	12.883369	1.96%	0
2015	13.199355	12.636158	-4.27%	0
2014	13.160239	13.199355	0.30%	0
2013	12.098628	13.160239	8.77%	0
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
141

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	14.383008	14.862610	3.33%	0
2015	15.078197	14.383008	-4.61%	0
2014	14.943981	15.078197	0.90%	0
2013	13.040451	14.943981	14.60%	0
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	9.393353	9.393419	0.00%	0
2015	9.769107	9.393353	-3.85%	0
2014	9.805299	9.769107	-0.37%	0
2013	9.753248	9.805299	0.53%	0
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.534300	9.666431	1.39%	0
2015	10.275038	9.534300	-7.21%	0
2014	10.457541	10.275038	-1.75%	0
2013*	10.000000	10.457541	4.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.475238	9.719540	2.58%	0
2015	10.287289	9.475238	-7.89%	0
2014	10.544348	10.287289	-2.44%	0
2013*	10.000000	10.544348	5.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.827828	11.126945	2.76%	0
2015	11.328719	10.827828	-4.42%	0
2014	11.231160	11.328719	0.87%	0
2013	10.041522	11.231160	11.85%	0
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	11.302410	11.759745	4.05%	0
2015	11.872336	11.302410	-4.80%	0
2014	11.795240	11.872336	0.65%	0
2013	10.050284	11.795240	17.36%	0
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.243727	10.385220	1.38%	0
2015	10.684974	10.243727	-4.13%	0
2014	10.637628	10.684974	0.45%	0
2013	10.038783	10.637628	5.97%	0
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
142

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	19.167124	18.994585	-0.90%	0
2015	19.067063	19.167124	0.52%	0
2014	18.314135	19.067063	4.11%	0
2013	14.012243	18.314135	30.70%	0
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	15.002323	17.308566	15.37%	0
2015	16.050561	15.002323	-6.53%	0
2014	15.295882	16.050561	4.93%	0
2013	11.987698	15.295882	27.60%	0
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.532898	9.933746	4.20%	0
2015	10.236398	9.532898	-6.87%	0
2014	10.274987	10.236398	-0.38%	0
2013	10.836176	10.274987	-5.18%	0
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	8.524915	7.974205	-6.46%	0
2015	8.948081	8.524915	-4.73%	0
2014	9.458625	8.948081	-5.40%	0
2013	8.145900	9.458625	16.12%	0
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	6.525086	6.570000	0.69%	0
2015	7.188495	6.525086	-9.23%	0
2014	8.299124	7.188495	-13.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	11.814883	11.557316	-2.18%	0
2015	11.946158	11.814883	-1.10%	0
2014	11.309170	11.946158	5.63%	0
2013	8.773161	11.309170	28.91%	0
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	10.500750	11.687451	11.30%	0
2015	11.339509	10.500750	-7.40%	0
2014	10.725662	11.339509	5.72%	0
2013	8.282693	10.725662	29.49%	0
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
143

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	11.438205	11.634857	1.72%	0
2015	11.968717	11.438205	-4.43%	0
2014	12.032943	11.968717	-0.53%	0
2013	9.052291	12.032943	32.93%	0
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	13.407788	15.122214	12.79%	0
2015	14.396575	13.407788	-6.87%	0
2014	12.828519	14.396575	12.22%	0
2013	9.859111	12.828519	30.12%	0
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	11.434051	11.850246	3.64%	0
2015	11.860174	11.434051	-3.59%	0
2014	12.061169	11.860174	-1.67%	0
2013	8.736566	12.061169	38.05%	0
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	12.493635	15.052283	20.48%	0
2015	13.902320	12.493635	-10.13%	0
2014	13.578101	13.902320	2.39%	0
2013	10.111185	13.578101	34.29%	0
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	12.635347	14.850904	17.53%	0
2015	13.430195	12.635347	-5.92%	0
2014	13.927070	13.430195	-3.57%	0
2013	10.332175	13.927070	34.79%	0
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	11.582659	12.348697	6.61%	0
2015	11.998495	11.582659	-3.47%	0
2014	11.189291	11.998495	7.23%	0
2013	8.920697	11.189291	25.43%	0
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
144

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	10.582705	10.878741	2.80%	0
2015	11.697362	10.582705	-9.53%	0
2014	9.484011	11.697362	23.34%	0
2013	9.629520	9.484011	-1.51%	0
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.047172	12.871453	6.84%	0
2015	12.444914	12.047172	-3.20%	0
2014	11.476120	12.444914	8.44%	0
2013*	10.000000	11.476120	14.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	8.319721	8.178355	-1.70%	0
2015	8.705137	8.319721	-4.43%	0
2014	9.032704	8.705137	-3.63%	0
2013	9.408981	9.032704	-4.00%	0
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.277292	13.073768	15.93%	0
2015	12.363131	11.277292	-8.78%	0
2014	12.330530	12.363131	0.26%	0
2013*	10.000000	12.330530	23.31%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	11.637959	11.286460	-3.02%	0
2015	12.628693	11.637959	-7.85%	0
2014	14.336903	12.628693	-11.91%	0
2013	12.448220	14.336903	15.17%	0
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	7.728930	7.503271	-2.92%	0
2015	8.044598	7.728930	-3.92%	0
2014	8.337678	8.044598	-3.52%	0
2013	8.640862	8.337678	-3.51%	0
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	13.324185	14.039728	5.37%	0
2015	13.958577	13.324185	-4.54%	0
2014	13.186323	13.958577	5.86%	0
2013	9.992252	13.186323	31.97%	0
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
145

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	13.178118	12.619359	-4.24%	0
2015	13.254831	13.178118	-0.58%	0
2014	13.543136	13.254831	-2.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	12.776205	13.638384	6.75%	0
2015	12.921010	12.776205	-1.12%	0
2014	12.204099	12.921010	5.87%	0
2013	9.681704	12.204099	26.05%	0
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	14.141315	15.960179	12.86%	0
2015	15.702988	14.141315	-9.95%	0
2014	14.665152	15.702988	7.08%	0
2013	10.874129	14.665152	34.86%	0
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.394764	9.090667	8.29%	0
2015	9.639564	8.394764	-12.91%	0
2014	10.006228	9.639564	-3.66%	0
2013	10.422665	10.006228	-4.00%	0
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.004115	8.886672	-1.30%	0
2015	10.114841	9.004115	-10.98%	0
2014	10.515635	10.114841	-3.81%	0
2013	11.735908	10.515635	-10.40%	0
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	9.456090	9.187782	-2.84%	0
2015	9.839829	9.456090	-3.90%	0
2014	10.184301	9.839829	-3.38%	0
2013	10.644426	10.184301	-4.32%	0
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.304833	9.154921	-1.61%	0
2015	9.670180	9.304833	-3.78%	0
2014	9.680185	9.670180	-0.10%	0
2013	10.305615	9.680185	-6.07%	0
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
146

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.011627	6.907802	37.84%	0
2015	7.853042	5.011627	-36.18%	0
2014	10.123336	7.853042	-22.43%	0
2013	9.550161	10.123336	6.00%	0
2012*	10.000000	9.550161	-4.50%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	4.923659	6.772512	37.55%	0
2015	7.736035	4.923659	-36.35%	0
2014	10.002568	7.736035	-22.66%	0
2013	9.456639	10.002568	5.77%	0
2012*	10.000000	9.456639	-5.43%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	12.817321	13.236273	3.27%	0
2015	13.200441	12.817321	-2.90%	0
2014	11.659218	13.200441	13.22%	0
2013	10.162524	11.659218	14.73%	0
2012	9.375882	10.162524	8.39%	0
2011	9.180375	9.375882	2.13%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	16.526965	17.079159	3.34%	0
2015	17.745292	16.526965	-6.87%	0
2014	18.858407	17.745292	-5.90%	0
2013	13.089101	18.858407	44.08%	0
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
147

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions and are therefore not subject to the one rollover per year limitation. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
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An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
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Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
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(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2017, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
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(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
157

Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
158

(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar
159

year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
160

Nationwide DestinationSM All American Gold
The Best of America All American Gold AnnuitySM (Compass)
The Best of America All American Gold AnnuitySM (Key)
Variable Annuity Portfolio II (M&T All American Gold)
Wells Fargo GoldSM Variable Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2017
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2017. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $209 billion as of December 31, 2016.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2016. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2016; therefore, no Condensed Financial Information is available:
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.302851	11.549310	2.18%	6,855
2015	11.584949	11.302851	-2.44%	5,536
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	25.451675	27.945034	9.80%	5,519
2015	25.385604	25.451675	0.26%	7,060
2014	23.497898	25.385604	8.03%	7,068
2013	17.661595	23.497898	33.05%	7,576
2012	15.239557	17.661595	15.89%	7,725
2011	14.534214	15.239557	4.85%	9,296
2010	13.034889	14.534214	11.50%	9,566
2009	10.956904	13.034889	18.97%	7,506
2008	18.690560	10.956904	-41.38%	9,752
2007	18.032753	18.690560	3.65%	11,403
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	33.745167	41.628464	23.36%	77,849
2015	36.198936	33.745167	-6.78%	90,350
2014	33.613007	36.198936	7.69%	96,177
2013	24.705828	33.613007	36.05%	102,762
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
2009	13.235829	18.664793	41.02%	34,530
2008	20.839679	13.235829	-36.49%	7,098
2007	20.766243	20.839679	0.35%	2,537

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	13.702519	14.139658	3.19%	644,890
2015	14.212713	13.702519	-3.59%	709,938
2014	13.918761	14.212713	2.11%	746,915
2013	15.385268	13.918761	-9.53%	786,321
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
2009	11.590410	12.627445	8.95%	373,101
2008	11.914534	11.590410	-2.72%	249,327
2007	11.008718	11.914534	8.23%	191,798
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	23.710326	26.532103	11.90%	5,553
2015	25.503376	23.710326	-7.03%	5,228
2014	22.967802	25.503376	11.04%	6,695
2013	17.149681	22.967802	33.93%	6,847
2012	15.158178	17.149681	13.14%	9,392
2011	14.908262	15.158178	1.68%	9,501
2010	13.245674	14.908262	12.55%	11,605
2009	11.377543	13.245674	16.42%	15,626
2008	17.634281	11.377543	-35.48%	15,769
2007	17.918223	17.634281	-1.58%	16,987
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	23.410849	28.399743	21.31%	164,075
2015	24.063288	23.410849	-2.71%	202,001
2014	20.942467	24.063288	14.90%	221,293
2013	16.309491	20.942467	28.41%	237,365
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
2009	9.597456	12.314461	28.31%	107,501
2008	12.861436	9.597456	-25.38%	77,291
2007	13.335329	12.861436	-3.55%	78,857
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.777334	11.217354	14.73%	8,900
2015*	10.000000	9.777334	-2.23%	4,362
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	15.139654	15.535481	2.61%	126,639
2015	15.470652	15.139654	-2.14%	164,113
2014	15.353952	15.470652	0.76%	230,467
2013	13.575527	15.353952	13.10%	237,382
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
2009*	10.000000	12.084265	20.84%	38,056

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.229679	10.293399	11.52%	2,326
2015*	10.000000	9.229679	-7.70%	710
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.805385	9.931291	1.28%	30,295
2015*	10.000000	9.805385	-1.95%	12,839
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.822522	15.319916	29.58%	13,805
2015	12.786348	11.822522	-7.54%	17,044
2014	12.246999	12.786348	4.40%	14,183
2013*	10.000000	12.246999	22.47%	6,975
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.504113	11.962136	13.88%	11,585
2015	10.900598	10.504113	-3.64%	15,912
2014*	10.000000	10.900598	9.01%	10,404
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	34.501040	42.879658	24.29%	77,614
2015	35.734867	34.501040	-3.45%	94,626
2014	34.389346	35.734867	3.91%	114,105
2013	24.723264	34.389346	39.10%	106,330
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
2009	14.141452	17.477229	23.59%	54,779
2008	20.707767	14.141452	-31.71%	44,517
2007	21.088094	20.707767	-1.80%	46,223
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	25.816234	28.439917	10.16%	164,325
2015	25.891724	25.816234	-0.29%	198,439
2014	23.158254	25.891724	11.80%	216,720
2013	17.787890	23.158254	30.19%	264,359
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
2009	10.997151	13.701928	24.60%	218,562
2008	17.749446	10.997151	-38.04%	226,260
2007	17.103366	17.749446	3.78%	245,729

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	22.473903	23.912056	6.40%	211,330
2015	23.369551	22.473903	-3.83%	240,924
2014	21.925375	23.369551	6.59%	235,952
2013	18.357321	21.925375	19.44%	251,206
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
2009	11.416659	13.793989	20.82%	58,068
2008	16.434209	11.416659	-30.53%	38,359
2007	15.560255	16.434209	5.62%	34,549
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	20.054628	23.153002	15.45%	391
2015	20.812911	20.054628	-3.64%	1,427
2014	20.780409	20.812911	0.16%	1,416
2013	14.183132	20.780409	46.51%	2,421
2012	11.933275	14.183132	18.85%	3,434
2011	14.046592	11.933275	-15.05%	3,472
2010	10.862462	14.046592	29.31%	3,059
2009	8.737661	10.862462	24.32%	3,075
2008	14.204831	8.737661	-38.49%	2,785
2007	16.198118	14.204831	-12.31%	2,774
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.809744	10.564739	7.70%	3,316
2015	10.023323	9.809744	-2.13%	2,772
2014	10.082244	10.023323	-0.58%	2,318
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	15.693541	14.818463	-5.58%	2,723
2015	16.967883	15.693541	-7.51%	2,655
2014	17.396767	16.967883	-2.47%	4,567
2013	15.156791	17.396767	14.78%	5,276
2012	13.936178	15.156791	8.76%	4,260
2011	14.919895	13.936178	-6.59%	4,599
2010	13.356052	14.919895	11.71%	6,859
2009	11.928954	13.356052	11.96%	7,572
2008	17.158258	11.928954	-30.48%	9,509
2007	15.832465	17.158258	8.37%	17,128
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	14.216606	14.549891	2.34%	70,741
2015	14.445469	14.216606	-1.58%	81,391
2014	14.117600	14.445469	2.32%	105,518
2013	14.175452	14.117600	-0.41%	120,283
2012	13.103008	14.175452	8.18%	153,834
2011	12.996350	13.103008	0.82%	155,623
2010	12.141918	12.996350	7.04%	168,724
2009	10.222693	12.141918	18.77%	154,198
2008	11.186532	10.222693	-8.62%	164,140
2007	10.764091	11.186532	3.92%	208,363

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	15.431036	16.051874	4.02%	681,716
2015	15.693791	15.431036	-1.67%	797,986
2014	15.234807	15.693791	3.01%	826,793
2013	13.615311	15.234807	11.89%	899,990
2012	12.344227	13.615311	10.30%	880,570
2011	12.541130	12.344227	-1.57%	747,686
2010	11.272730	12.541130	11.25%	485,392
2009	9.200014	11.272730	22.53%	286,319
2008	12.437405	9.200014	-26.03%	201,868
2007	11.605434	12.437405	7.17%	74,525
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	16.011015	16.745796	4.59%	2,815,169
2015	16.271976	16.011015	-1.60%	2,990,623
2014	15.738060	16.271976	3.39%	3,162,144
2013	13.768453	15.738060	14.31%	3,276,079
2012	12.318852	13.768453	11.77%	3,373,709
2011	12.618539	12.318852	-2.37%	3,073,212
2010	11.165396	12.618539	13.01%	1,651,824
2009	8.786820	11.165396	27.07%	735,817
2008	13.227994	8.786820	-33.57%	299,412
2007	12.169729	13.227994	8.70%	143,421
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	16.696269	17.556772	5.15%	70,089
2015	16.980427	16.696269	-1.67%	71,133
2014	16.400060	16.980427	3.54%	81,163
2013	13.665277	16.400060	20.01%	77,851
2012	12.002448	13.665277	13.85%	74,513
2011	12.495314	12.002448	-3.94%	76,290
2010	10.907377	12.495314	14.56%	51,353
2009	8.411623	10.907377	29.67%	39,193
2008	13.763321	8.411623	-38.88%	25,496
2007	12.535369	13.763321	9.80%	25,457
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.445752	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	13.861733	18.294076	31.98%	77,514
2015	17.694870	13.861733	-21.66%	85,590
2014	20.520501	17.694870	-13.77%	91,212
2013	16.721636	20.520501	22.72%	99,753
2012	16.151935	16.721636	3.53%	96,431
2011	17.235639	16.151935	-6.29%	89,625
2010	14.632820	17.235639	17.79%	79,662
2009	10.030983	14.632820	45.88%	85,295
2008	22.256534	10.030983	-54.93%	82,415
2007	15.460332	22.256534	43.96%	71,005

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	22.795194	26.524303	16.36%	419,351
2015	24.081035	22.795194	-5.34%	492,782
2014	22.456933	24.081035	7.23%	503,077
2013	17.772487	22.456933	26.36%	560,242
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
2009	10.584588	13.589574	28.39%	497,697
2008	18.724223	10.584588	-43.47%	455,007
2007	18.705230	18.724223	0.10%	436,907
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.273485	12.73%	2,483
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	27.376076	27.210940	-0.60%	201,870
2015	25.905931	27.376076	5.67%	255,239
2014	23.607433	25.905931	9.74%	261,070
2013	17.560229	23.607433	34.44%	273,302
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
2009	10.146051	12.834093	26.49%	147,518
2008	19.479922	10.146051	-47.92%	100,391
2007	15.559606	19.479922	25.20%	112,728
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	14.386323	14.858137	3.28%	1,694,324
2015	14.678405	14.386323	-1.99%	1,966,533
2014	14.059340	14.678405	4.40%	2,200,795
2013	14.523213	14.059340	-3.19%	2,167,302
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
2009	10.836274	12.368667	14.14%	2,523,159
2008	11.355411	10.836274	-4.57%	2,379,044
2007	11.037441	11.355411	2.88%	2,294,105
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	37.495992	41.485406	10.64%	388,723
2015	38.560249	37.495992	-2.76%	455,052
2014	36.789783	38.560249	4.81%	508,320
2013	27.392178	36.789783	34.31%	547,119
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
2009	15.633776	21.597277	38.14%	471,558
2008	26.188192	15.633776	-40.30%	414,031
2007	22.971128	26.188192	14.00%	355,875

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	23.467075	21.975804	-6.35%	179,118
2015	22.982464	23.467075	2.11%	190,955
2014	25.353374	22.982464	-9.35%	2,286
2013	19.704173	25.353374	28.67%	2,415
2012	16.559384	19.704173	18.99%	15,410
2011	20.265788	16.559384	-18.29%	15,735
2010	18.170300	20.265788	11.53%	17,077
2009	14.563164	18.170300	24.77%	6,116
2008	26.289867	14.563164	-44.61%	6,353
2007	22.722492	26.289867	15.70%	9,831
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	31.093245	33.586558	8.02%	7,205
2015	32.491592	31.093245	-4.30%	8,141
2014	30.859675	32.491592	5.29%	8,660
2013	23.980303	30.859675	28.69%	9,862
2012	19.092565	23.980303	25.60%	16,551
2011	21.233217	19.092565	-10.08%	18,743
2010	17.002078	21.233217	24.89%	19,427
2009	10.944702	17.002078	55.35%	21,698
2008	22.729091	10.944702	-51.85%	27,252
2007	21.808314	22.729091	4.22%	34,299
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.858820	13.267937	11.88%	49,268
2015	12.791557	11.858820	-7.29%	108,243
2014	12.582030	12.791557	1.67%	148,398
2013	10.283833	12.582030	22.35%	152,077
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
2009	6.604890	8.504046	28.75%	80,046
2008*	10.000000	6.604890	-33.95%	28,608
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	14.291261	16.108477	12.72%	444,152
2015	15.554820	14.291261	-8.12%	546,970
2014	15.041481	15.554820	3.41%	656,062
2013	13.354649	15.041481	12.63%	744,220
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
2009	7.937530	10.639189	34.04%	718,515
2008	11.415294	7.937530	-30.47%	631,850
2007	11.130667	11.415294	2.56%	590,457

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	25.049885	28.735102	14.71%	104,409
2015	26.300762	25.049885	-4.76%	133,935
2014	24.472041	26.300762	7.47%	121,174
2013	19.089239	24.472041	28.20%	131,595
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
2009	11.899829	13.803199	15.99%	258,618
2008	16.513537	11.899829	-27.94%	285,803
2007	17.168132	16.513537	-3.81%	394,501
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	30.998703	39.893682	28.69%	198,333
2015	33.860639	30.998703	-8.45%	251,416
2014	34.060063	33.860639	-0.59%	289,343
2013	25.291090	34.060063	34.67%	288,682
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
2009	14.038386	17.922968	27.67%	506,236
2008	21.202291	14.038386	-33.79%	152,690
2007	21.973252	21.202291	-3.51%	172,733
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.435653	8.632409	16.09%	27,585
2015	9.356320	7.435653	-20.53%	32,336
2014*	10.000000	9.356320	-6.44%	38,602
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	21.042314	22.293498	5.95%	137,457
2015	22.765198	21.042314	-7.57%	170,279
2014	25.914836	22.765198	-12.15%	172,973
2013	21.319111	25.914836	21.56%	5,525
2012	18.241701	21.319111	16.87%	5,543
2011	20.649570	18.241701	-11.66%	7,095
2010	19.269721	20.649570	7.16%	5,884
2009	14.224700	19.269721	35.47%	6,723
2008	24.136152	14.224700	-41.06%	8,225
2007	21.149341	24.136152	14.12%	15,490
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.297078	9.460508	1.76%	203,358
2015	9.828317	9.297078	-5.41%	231,793
2014	9.763677	9.828317	0.66%	283,528
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.330904	10.163024	-1.63%	568
2015	10.261380	10.330904	0.68%	1,255
2014	9.918609	10.261380	3.46%	2,166
2013*	10.000000	9.918609	-0.81%	1,186
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.772922	14.898027	0.85%	14,194
2015	14.267087	14.772922	3.55%	15,906
2014	13.343116	14.267087	6.92%	17,747
2013	9.655742	13.343116	38.19%	17,578
2012*	10.000000	9.655742	-3.44%	27,727
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.333799	13.797174	11.86%	1,632
2015	13.035277	12.333799	-5.38%	1,753
2014	12.659081	13.035277	2.97%	2,229
2013	9.968791	12.659081	26.99%	1,986
2012*	10.000000	9.968791	-0.31%	4,309
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.999135	13.917796	-0.58%	42,437
2015	14.015979	13.999135	-0.12%	42,222
2014	13.166297	14.015979	6.45%	46,865
2013	9.750436	13.166297	35.03%	56,595
2012*	10.000000	9.750436	-2.50%	77,263
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	14.464707	13.931596	-3.69%	102,953
2015	15.965561	14.464707	-9.40%	159,636
2014	17.048949	15.965561	-6.35%	195,064
2013	13.783255	17.048949	23.69%	208,088
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
2009*	10.000000	11.873555	18.74%	43,909
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	11.008964	12.644255	14.85%	24,365
2015	11.911916	11.008964	-7.58%	46,953
2014	11.825257	11.911916	0.73%	51,069
2013	10.826150	11.825257	9.23%	47,683
2012*	10.000000	10.826150	8.26%	12,199
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.855627	13.485385	4.90%	18,985
2015	13.803004	12.855627	-6.86%	27,657
2014	12.944900	13.803004	6.63%	34,743
2013	10.078253	12.944900	28.44%	31,757
2012*	10.000000	10.078253	0.78%	19,328

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	24.374565	25.136786	3.13%	5,747
2015	24.557325	24.374565	-0.74%	6,200
2014	22.952139	24.557325	6.99%	7,513
2013	19.381125	22.952139	18.43%	8,447
2012	17.294055	19.381125	12.07%	9,911
2011	17.260958	17.294055	0.19%	10,842
2010	16.150346	17.260958	6.88%	12,700
2009	13.009955	16.150346	24.14%	15,306
2008	15.679494	13.009955	-17.03%	11,815
2007	14.383232	15.679494	9.01%	20,356
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.796037	9.898828	1.05%	55,448
2015*	10.000000	9.796037	-2.04%	28,643
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	34.170332	34.434579	0.77%	179,348
2015	30.881449	34.170332	10.65%	206,570
2014	28.801846	30.881449	7.22%	242,692
2013	22.261226	28.801846	29.38%	251,749
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
2009	13.010568	18.778978	44.34%	89,232
2008	23.634716	13.010568	-44.95%	58,748
2007	17.499988	23.634716	35.06%	24,691
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.919967	16.791786	12.55%	17,493
2015	14.423477	14.919967	3.44%	36,391
2014	13.343943	14.423477	8.09%	35,810
2013	9.970499	13.343943	33.83%	38,016
2012*	10.000000	9.970499	-0.30%	18,615
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	27.726728	25.570288	-7.78%	27,504
2015	30.757342	27.726728	-9.85%	30,703
2014	35.398964	30.757342	-13.11%	33,859
2013	31.335568	35.398964	12.97%	42,408
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
2009	19.143301	33.886132	77.01%	1,592
2008	40.540238	19.143301	-52.78%	1,593
2007	32.037740	40.540238	26.54%	3,697
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.339677	8.763183	19.39%	1,918
2015	9.287866	7.339677	-20.98%	4,417
2014	9.852806	9.287866	-5.73%	4,234

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.984326	-0.16%	43,801
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.641599	13.596154	7.55%	11,409
2015	13.069092	12.641599	-3.27%	15,553
2014	14.292266	13.069092	-8.56%	17,901
2013	10.238380	14.292266	39.59%	16,886
2012*	10.000000	10.238380	2.38%	2,796
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	28.381463	31.920916	12.47%	617,538
2015	28.982349	28.381463	-2.07%	754,378
2014	26.605168	28.982349	8.94%	874,805
2013	19.849130	26.605168	34.04%	910,499
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
2009	13.234707	16.019700	21.04%	1,045,304
2008	19.906881	13.234707	-33.52%	160,684
2007	18.718319	19.906881	6.35%	118,579
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.871014	16.291646	2.65%	304,136
2015	15.101235	15.871014	5.10%	370,882
2014	15.105813	15.101235	-0.03%	391,149
2013	11.972877	15.105813	26.17%	362,854
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.750484	10.201733	4.63%	45,036
2015*	10.000000	9.750484	-2.50%	48,034
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	13.285604	13.902832	4.65%	27,534
2015	13.552959	13.285604	-1.97%	34,303
2014	12.746327	13.552959	6.33%	40,879
2013	12.969860	12.746327	-1.72%	43,439
2012	12.016435	12.969860	7.93%	44,850
2011	11.532700	12.016435	4.19%	49,763
2010	10.918054	11.532700	5.63%	71,735
2009	10.097843	10.918054	8.12%	68,338
2008	11.408108	10.097843	-11.49%	1,180,775
2007	10.969146	11.408108	4.00%	1,291,473

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	22.699779	24.813672	9.31%	365
2015	23.236956	22.699779	-2.31%	365
2014	22.846929	23.236956	1.71%	365
2013	25.330782	22.846929	-9.81%	378
2012	21.739937	25.330782	16.52%	378
2011	20.575707	21.739937	5.66%	553
2010	18.967320	20.575707	8.48%	1,367
2009	14.747139	18.967320	28.62%	1,535
2008	17.547321	14.747139	-15.96%	1,556
2007	16.685601	17.547321	5.16%	1,563
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.234226	9.358081	13.65%	3,126
2015*	10.000000	8.234226	-17.66%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.531504	17.042865	9.73%	45,200
2015	16.925236	15.531504	-8.23%	48,128
2014	17.482977	16.925236	-3.19%	51,438
2013	13.406784	17.482977	30.40%	49,683
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	21.488963	25.536111	18.83%	382,161
2015	22.749450	21.488963	-5.54%	490,308
2014	20.375888	22.749450	11.65%	523,493
2013	15.654684	20.375888	30.16%	593,461
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
2009*	10.000000	12.455035	24.55%	24,889
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.849732	16.000522	7.75%	26,386,849
2015	14.876089	14.849732	-0.18%	28,158,210
2014	14.333814	14.876089	3.78%	29,472,567
2013	11.761815	14.333814	21.87%	30,398,117
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
2009	7.629628	9.307778	22.00%	12,698,235
2008	10.991163	7.629628	-30.58%	5,615,955
2007	10.476339	10.991163	4.91%	3,393,826

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.773591	11.947024	1.47%	9,850,011
2015	11.938142	11.773591	-1.38%	10,603,557
2014	11.504300	11.938142	3.77%	10,806,227
2013	11.945598	11.504300	-3.69%	10,878,758
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
2009	9.484428	10.514432	10.86%	3,441,979
2008	10.645730	9.484428	-10.91%	1,276,507
2007	10.458382	10.645730	1.79%	476,976
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	16.570921	16.411534	-0.96%	445,554
2015	15.734209	16.570921	5.32%	498,087
2014	15.630348	15.734209	0.66%	561,259
2013	12.291636	15.630348	27.16%	584,724
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
2009	7.377345	10.326441	39.98%	419,828
2008	12.162544	7.377345	-39.34%	321,643
2007	10.759272	12.162544	13.04%	197,387
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	15.829159	17.065869	7.81%	801,464
2015	15.046269	15.829159	5.20%	950,293
2014	14.085094	15.046269	6.82%	1,077,342
2013	10.993629	14.085094	28.12%	1,144,837
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
2009	6.273149	8.605881	37.19%	947,533
2008	11.375941	6.273149	-44.86%	828,110
2007	10.285224	11.375941	10.60%	495,029
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	13.629860	14.967386	9.81%	8,565,009
2015	13.640203	13.629860	-0.08%	9,422,763
2014	12.518558	13.640203	8.96%	10,126,977
2013	9.524179	12.518558	31.44%	11,011,611
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
2009	6.009658	7.763734	29.19%	4,467,865
2008	9.816107	6.009658	-38.78%	1,389,468
2007*	10.000000	9.816107	-1.84%	334,511

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	24.047691	27.949469	16.23%	320,240
2015	26.022987	24.047691	-7.59%	384,826
2014	24.168378	26.022987	7.67%	406,472
2013	18.070541	24.168378	33.74%	437,173
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
2009	11.098645	14.072345	26.79%	355,745
2008	17.884339	11.098645	-37.94%	397,639
2007	18.577828	17.884339	-3.73%	949,816
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.285482	9.452026	1.79%	593
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.077617	12.197549	10.11%	696
2015	11.572045	11.077617	-4.27%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.911022	11.731708	7.52%	0
2015	11.235873	10.911022	-2.89%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	20.265831	22.869387	12.85%	55,174
2015	21.050455	20.265831	-3.73%	76,772
2014	20.765745	21.050455	1.37%	83,690
2013	19.619773	20.765745	5.84%	11,936
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
2009	10.458553	15.093811	44.32%	15,229
2008	14.692698	10.458553	-28.82%	19,491
2007	14.412770	14.692698	1.94%	33,077
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.985771	14.575396	12.24%	113,678
2015	13.295423	12.985771	-2.33%	123,337
2014	12.622173	13.295423	5.33%	133,814
2013	8.896205	12.622173	41.88%	141,785
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
2009	5.114540	7.733391	51.20%	30,982
2008*	10.000000	5.114540	-48.85%	2,461

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	15.061419	16.393765	8.85%	668,319
2015	15.300656	15.061419	-1.56%	810,065
2014	14.006605	15.300656	9.24%	967,081
2013	10.226827	14.006605	36.96%	974,583
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
2009	6.128884	7.952881	29.76%	2,015,768
2008*	10.000000	6.128884	-38.71%	2,408,312
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.599046	13.496191	7.12%	89,656
2015	12.973144	12.599046	-2.88%	88,488
2014	12.559301	12.973144	3.30%	90,738
2013	9.812976	12.559301	27.99%	89,809
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
2009	6.363626	8.127013	27.71%	7,772
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.538101	13.151370	4.89%	7,913,293
2015	12.819763	12.538101	-2.20%	9,148,820
2014	12.434537	12.819763	3.10%	9,739,962
2013	10.971118	12.434537	13.34%	10,311,255
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
2009	7.927537	9.389621	18.44%	3,148,808
2008*	10.000000	7.927537	-20.72%	448,773
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.742843	13.518988	6.09%	18,174,799
2015	13.064675	12.742843	-2.46%	20,442,657
2014	12.623676	13.064675	3.49%	20,674,321
2013	10.532766	12.623676	19.85%	21,534,814
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
2009	7.204634	8.842676	22.74%	7,515,199
2008*	10.000000	7.204634	-27.95%	1,138,664

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.859292	12.264060	3.41%	3,613,940
2015	12.085949	11.859292	-1.88%	3,723,331
2014	11.831794	12.085949	2.15%	3,918,954
2013	11.406770	11.831794	3.73%	4,127,867
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
2009	9.078992	10.143105	11.72%	1,900,192
2008*	10.000000	9.078992	-9.21%	474,456
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.363390	10.813782	4.35%	15,472
2015	10.954322	10.363390	-5.39%	16,104
2014	10.836834	10.954322	1.08%	13,430
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.304924	10.819573	4.99%	15,741
2015	10.959248	10.304924	-5.97%	12,123
2014	10.975511	10.959248	-0.15%	10,384
2013*	10.000000	10.975511	9.76%	2,906
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.670096	13.368844	5.51%	14,409,163
2015	12.955579	12.670096	-2.20%	16,008,325
2014	12.533509	12.955579	3.37%	17,013,899
2013	10.762993	12.533509	16.45%	17,956,622
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
2009	7.562819	9.116587	20.54%	6,698,757
2008*	10.000000	7.562819	-24.37%	1,374,242
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.650899	13.455170	6.36%	1,548,005
2015	12.993982	12.650899	-2.64%	2,045,353
2014	12.571666	12.993982	3.36%	2,224,277
2013	10.233532	12.571666	22.85%	2,439,771
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
2009	6.841204	8.559890	25.12%	1,581,447
2008*	10.000000	6.841204	-31.59%	768,311

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.358450	12.949443	4.78%	4,547,728
2015	12.636825	12.358450	-2.20%	5,030,824
2014	12.282434	12.636825	2.89%	5,340,318
2013	11.169980	12.282434	9.96%	5,676,423
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
2009	8.307908	9.664334	16.33%	1,930,284
2008*	10.000000	8.307908	-16.92%	283,603
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	12.209832	12.673918	3.80%	565,765
2015	12.461605	12.209832	-2.02%	648,505
2014	12.043098	12.461605	3.48%	778,293
2013	12.448172	12.043098	-3.25%	725,842
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
2009	9.846940	10.569931	7.34%	1,064,883
2008*	10.000000	9.846940	-1.53%	1,798
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	13.279654	13.565257	2.15%	187,076
2015	13.503984	13.279654	-1.66%	225,825
2014	13.025248	13.503984	3.68%	233,270
2013	13.452380	13.025248	-3.18%	228,619
2012	12.704929	13.452380	5.88%	194,052
2011	12.119428	12.704929	4.83%	164,154
2010	11.340265	12.119428	6.87%	125,920
2009	9.852755	11.340265	15.10%	42,831
2008*	10.000000	9.852755	-1.47%	14,176
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	26.261721	27.901948	6.25%	30,202
2015	31.715737	26.261721	-17.20%	33,192
2014	34.035014	31.715737	-6.81%	36,443
2013	34.283888	34.035014	-0.73%	300
2012	29.646544	34.283888	15.64%	300
2011	38.746446	29.646544	-23.49%	454
2010	33.815985	38.746446	14.58%	483
2009	20.975923	33.815985	61.21%	483
2008	50.440300	20.975923	-58.41%	483
2007	35.146754	50.440300	43.51%	767

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	13.324658	13.269527	-0.41%	1,078,692
2015	13.494346	13.324658	-1.26%	1,212,680
2014	13.054852	13.494346	3.37%	1,399,106
2013	13.764967	13.054852	-5.16%	1,463,255
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
2009	12.121741	12.304475	1.51%	2,022,923
2008	11.383970	12.121741	6.48%	2,374,849
2007	10.747750	11.383970	5.92%	1,924,880
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	10.023926	9.909723	-1.14%	3,094,334
2015	10.140543	10.023926	-1.15%	3,480,548
2014	10.258510	10.140543	-1.15%	3,644,159
2013	10.377853	10.258510	-1.15%	4,072,487
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
2009	10.864686	10.744251	-1.11%	1,966,150
2008	10.769904	10.864686	0.88%	1,510,999
2007	10.397563	10.769904	3.58%	1,253,507
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.637247	8.592293	-0.52%	152,119
2015	9.028520	8.637247	-4.33%	170,089
2014	9.199775	9.028520	-1.86%	163,000
2013	7.916447	9.199775	16.21%	150,517
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
2009	5.465521	6.993821	27.96%	59,432
2008*	10.000000	5.465521	-45.34%	9,687
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.721257	9.660025	-0.63%	78,307
2015	9.972865	9.721257	-2.52%	83,826
2014	10.754329	9.972865	-7.27%	77,017
2013	8.990410	10.754329	19.62%	68,543
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
2009	6.617105	8.412370	27.13%	12,193
2008	11.762888	6.617105	-43.75%	9,749
2007	10.879072	11.762888	8.12%	4,938

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	24.791306	26.827228	8.21%	358,958
2015	25.332564	24.791306	-2.14%	428,700
2014	24.410332	25.332564	3.78%	425,468
2013	19.406489	24.410332	25.78%	449,801
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
2009	12.518763	15.741444	25.74%	575,318
2008	20.052686	12.518763	-37.57%	559,049
2007	19.146442	20.052686	4.73%	501,208
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	15.464566	16.250688	5.08%	3,161,769
2015	15.671697	15.464566	-1.32%	3,389,956
2014	15.158944	15.671697	3.38%	3,467,480
2013	13.520328	15.158944	12.12%	3,563,834
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
2009*	10.000000	11.550746	15.51%	976,583
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	17.602214	18.746995	6.50%	6,989,245
2015	17.902199	17.602214	-1.68%	7,334,968
2014	17.213315	17.902199	4.00%	7,636,976
2013	14.572666	17.213315	18.12%	7,623,981
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
2009*	10.000000	12.110672	21.11%	1,520,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	14.564788	15.011613	3.07%	2,705,088
2015	14.695321	14.564788	-0.89%	2,910,221
2014	14.309590	14.695321	2.70%	3,168,528
2013	13.808862	14.309590	3.63%	3,599,578
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
2009	11.565462	12.471040	7.83%	2,130,762
2008	12.449849	11.565462	-7.10%	1,471,803
2007	11.952305	12.449849	4.16%	843,905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.337192	10.801883	4.50%	91,427
2015	10.807752	10.337192	-4.35%	93,897
2014	10.671417	10.807752	1.28%	89,302
2013*	10.000000	10.671417	6.71%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.273175	10.861216	5.72%	1,345
2015	10.820654	10.273175	-5.06%	1,364
2014	10.759988	10.820654	0.56%	569
2013*	10.000000	10.759988	7.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	19.924520	21.102865	5.91%	11,765,558
2015	20.224004	19.924520	-1.48%	13,499,194
2014	19.451473	20.224004	3.97%	14,898,496
2013	16.872314	19.451473	15.29%	15,805,772
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
2009	12.073397	14.218297	17.77%	12,723,507
2008	15.902704	12.073397	-24.08%	9,825,685
2007	15.226962	15.902704	4.44%	9,169,860
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	22.761033	24.408297	7.24%	4,603,410
2015	23.195107	22.761033	-1.87%	5,337,089
2014	22.356717	23.195107	3.75%	5,915,047
2013	18.481146	22.356717	20.97%	6,520,226
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
2009	12.385996	15.230066	22.96%	7,304,794
2008	18.263302	12.385996	-32.18%	7,158,893
2007	17.406379	18.263302	4.92%	6,636,184
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	17.330765	18.109008	4.49%	3,621,572
2015	17.537747	17.330765	-1.18%	3,979,392
2014	16.938973	17.537747	3.53%	4,291,979
2013	15.508419	16.938973	9.22%	4,729,773
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
2009	11.848856	13.418114	13.24%	3,587,493
2008	14.109371	11.848856	-16.02%	2,688,580
2007	13.484310	14.109371	4.64%	2,426,440
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	23.456331	23.958145	2.14%	388,747
2015	22.637536	23.456331	3.62%	438,382
2014	21.094704	22.637536	7.31%	509,101
2013	15.658311	21.094704	34.72%	587,953
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
2009*	10.000000	12.937743	29.38%	14,425

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.616317	10.318553	7.30%	12,844
2015	9.951825	9.616317	-3.37%	2,304
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	10.045670	10.927974	8.78%	716
2015	10.148174	10.045670	-1.01%	727
2014*	10.000000	10.148174	1.48%	309
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	34.171304	40.632983	18.91%	78,416
2015	35.467680	34.171304	-3.66%	95,959
2014	32.791237	35.467680	8.16%	106,405
2013	24.932794	32.791237	31.52%	110,161
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
2009	13.216175	17.866024	35.18%	78,182
2008	21.043186	13.216175	-37.19%	83,825
2007	19.793057	21.043186	6.32%	87,102
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	15.309363	16.442359	7.40%	568,389
2015	15.948421	15.309363	-4.01%	625,706
2014	15.530801	15.948421	2.69%	651,484
2013	15.890146	15.530801	-2.26%	645,794
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
2009	10.212412	12.556122	22.95%	252,542
2008	12.491118	10.212412	-18.24%	192,261
2007	12.078610	12.491118	3.42%	149,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.754701	10.368566	-3.59%	918,394
2015	10.951496	10.754701	-1.80%	1,070,024
2014	11.230744	10.951496	-2.49%	1,229,740
2013	9.383592	11.230744	19.68%	1,171,002
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
2009	6.077196	8.176393	34.54%	1,873,432
2008*	10.000000	6.077196	-39.23%	1,942,365

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	15.047914	15.616337	3.78%	350,116
2015	16.082691	15.047914	-6.43%	372,389
2014	18.012939	16.082691	-10.72%	359,528
2013	15.053686	18.012939	19.66%	386
2012	13.011087	15.053686	15.70%	386
2011	15.746802	13.011087	-17.37%	386
2010	15.043154	15.746802	4.68%	386
2009	11.750680	15.043154	28.02%	386
2008	22.211152	11.750680	-47.10%	386
2007	21.878393	22.211152	1.52%	386
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.904528	15.026794	0.82%	380,057
2015	14.620369	14.904528	1.94%	460,900
2014	13.427775	14.620369	8.88%	537,423
2013	10.106069	13.427775	32.87%	563,298
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
2009	6.311593	8.070301	27.86%	1,099,010
2008*	10.000000	6.311593	-36.88%	1,337
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	13.247487	15.196797	14.71%	157,297
2015	13.878543	13.247487	-4.55%	178,646
2014	12.735469	13.878543	8.98%	195,282
2013	9.541471	12.735469	33.47%	220,235
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
2009	6.299706	7.934264	25.95%	167,831
2008*	10.000000	6.299706	-37.00%	6,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	14.429845	15.128127	4.84%	538,917
2015	14.648357	14.429845	-1.49%	619,187
2014	14.287313	14.648357	2.53%	719,466
2013	10.427761	14.287313	37.01%	691,725
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
2009	6.221846	7.792888	25.25%	1,233,119
2008*	10.000000	6.221846	-37.78%	769,715

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.914135	19.661842	16.25%	391,704
2015	17.619336	16.914135	-4.00%	475,585
2014	15.231863	17.619336	15.67%	564,456
2013	11.357084	15.231863	34.12%	579,132
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
2009	6.705806	8.648417	28.97%	1,002,459
2008*	10.000000	6.705806	-32.94%	1,438,590
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	23.375200	24.969114	6.82%	32,992
2015	23.522555	23.375200	-0.63%	36,343
2014	23.207171	23.522555	1.36%	38,573
2013	16.309138	23.207171	42.30%	41,284
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
2009	9.574786	12.037789	25.72%	29,826
2008	18.117657	9.574786	-47.15%	24,581
2007	16.739290	18.117657	8.23%	46,486
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	32.773322	40.695741	24.17%	19,071
2015	35.379738	32.773322	-7.37%	23,963
2014	33.523407	35.379738	5.54%	29,803
2013	24.219631	33.523407	38.41%	32,751
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
2009	14.009965	17.430204	24.41%	39,410
2008	20.935362	14.009965	-33.08%	39,469
2007	22.830704	20.935362	-8.30%	43,628
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	30.240076	36.632273	21.14%	52,116
2015	31.182839	30.240076	-3.02%	63,923
2014	31.371196	31.182839	-0.60%	72,165
2013	22.579731	31.371196	38.94%	77,069
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
2009	12.968402	17.232892	32.88%	101,136
2008	21.282196	12.968402	-39.06%	224,549
2007	21.130800	21.282196	0.72%	200,067

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	22.981833	25.253129	9.88%	413,936
2015	23.096328	22.981833	-0.50%	497,702
2014	20.895881	23.096328	10.53%	598,408
2013	16.162472	20.895881	29.29%	601,445
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
2009	10.419872	12.932384	24.11%	1,192,736
2008	18.053627	10.419872	-42.28%	1,499,813
2007	16.928560	18.053627	6.65%	1,174,551
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	13.351815	14.145939	5.95%	96,469
2015	14.317576	13.351815	-6.75%	117,515
2014	11.262367	14.317576	27.13%	142,751
2013	11.093835	11.262367	1.52%	174,650
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
2009	5.589945	7.211786	29.01%	178,182
2008*	10.000000	5.589945	-44.10%	5,866
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	13.061331	14.382933	10.12%	91,096
2015	13.089868	13.061331	-0.22%	90,611
2014	11.710717	13.089868	11.78%	103,960
2013*	10.000000	11.710717	17.11%	15,481
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.495092	10.633224	1.32%	421,646
2015	10.653524	10.495092	-1.49%	515,109
2014	10.724502	10.653524	-0.66%	535,152
2013	10.837845	10.724502	-1.05%	500,943
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
2009	9.866941	10.446897	5.88%	403,948
2008*	10.000000	9.866941	-1.33%	59,768
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.226748	14.609064	19.48%	16,262
2015	13.003827	12.226748	-5.98%	13,876
2014	12.582420	13.003827	3.35%	9,027
2013*	10.000000	12.582420	25.82%	6,646

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	14.243671	14.237352	-0.04%	1,044,396
2015	14.994609	14.243671	-5.01%	1,127,206
2014	16.514477	14.994609	-9.20%	1,207,317
2013	13.911205	16.514477	18.71%	1,148,859
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
2009*	10.000000	12.934195	29.34%	1,411,608
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	13.983757	13.572382	-2.94%	0
2015	13.933544	13.983757	0.36%	0
2014	14.572781	13.933544	-4.39%	0
2013	12.511070	14.572781	16.48%	0
2012	10.682829	12.511070	17.11%	0
2011	12.327064	10.682829	-13.34%	0
2010	10.220352	12.327064	20.61%	0
2009	7.686533	10.220352	32.96%	0
2008	14.517764	7.686533	-47.05%	14,051
2007	14.230346	14.517764	2.02%	1,059,807
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	31.122324	32.045735	2.97%	1,178
2015	31.174254	31.122324	-0.17%	1,729
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	10.776974	10.783265	0.06%	755,620
2015	10.882343	10.776974	-0.97%	810,343
2014	10.942194	10.882343	-0.55%	919,112
2013	11.001623	10.942194	-0.54%	948,214
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
2009	9.205394	10.312225	12.02%	1,253,496
2008	10.757043	9.205394	-14.42%	2,007,434
2007	10.387234	10.757043	3.56%	1,791,832
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	25.170871	27.336078	8.60%	32,466
2015	25.582310	25.170871	-1.61%	44,558
2014	23.445821	25.582310	9.11%	45,173
2013	17.236872	23.445821	36.02%	68,945
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
2009	10.394877	13.504527	29.92%	73,700
2008	17.365394	10.394877	-40.14%	79,308
2007	16.325586	17.365394	6.37%	1,473,999

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	31.911521	31.495987	-1.30%	66,120
2015	31.139232	31.911521	2.48%	82,003
2014	30.866879	31.139232	0.88%	97,133
2013	24.589040	30.866879	25.53%	7,343
2012	20.566853	24.589040	19.56%	7,376
2011	22.745144	20.566853	-9.58%	7,780
2010	19.886761	22.745144	14.37%	10,253
2009	14.436640	19.886761	37.75%	10,324
2008	24.476392	14.436640	-41.02%	10,882
2007	23.343167	24.476392	4.85%	13,476
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.766136	10.258954	5.05%	14,348
2015	10.132234	9.766136	-3.61%	61,405
2014	10.000942	10.132234	1.31%	46,176
2013	10.154557	10.000942	-1.51%	65,361
2012*	10.000000	10.154557	1.55%	59,523
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.216847	8.863738	-3.83%	11,223
2015	9.043192	9.216847	1.92%	13,247
2014*	10.000000	9.043192	-9.57%	2,783
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	24.992254	27.496938	10.02%	526,567
2015	24.521168	24.992254	1.92%	627,127
2014	22.469491	24.521168	9.13%	740,308
2013	17.293862	22.469491	29.93%	780,116
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
2009	10.510501	13.298130	26.52%	1,245,937
2008	17.324795	10.510501	-39.33%	1,408,510
2007	16.828784	17.324795	2.95%	1,166,720
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	34.501906	40.133466	16.32%	82,149
2015	37.168245	34.501906	-7.17%	96,022
2014	33.675868	37.168245	10.37%	106,208
2013	24.226087	33.675868	39.01%	111,482
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
2009	13.113862	17.744186	35.31%	101,069
2008	21.399140	13.113862	-38.72%	444,737
2007	21.955079	21.399140	-2.53%	300,587

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.381376	10.470564	11.61%	17,988
2015	10.450730	9.381376	-10.23%	23,519
2014	10.524441	10.450730	-0.70%	51,864
2013	10.635249	10.524441	-1.04%	63,504
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.866028	9.922384	11.91%	3,650
2015	9.186450	8.866028	-3.49%	4,020
2014	9.164602	9.186450	0.24%	1,518
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	11.020101	11.210014	1.72%	25,603
2015	12.010066	11.020101	-8.24%	26,008
2014	12.113330	12.010066	-0.85%	28,913
2013	13.115558	12.113330	-7.64%	29,975
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
2009*	10.000000	10.881912	8.82%	15,301
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.573261	11.589833	0.14%	1,380,152
2015	11.683511	11.573261	-0.94%	1,478,292
2014	11.731651	11.683511	-0.41%	1,606,690
2013	11.895761	11.731651	-1.38%	1,549,247
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
2009*	10.000000	10.961461	9.61%	718,570
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.125090	1.25%	12,851
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.717682	10.868481	1.41%	490,044
2015	10.806099	10.717682	-0.82%	534,841
2014	10.494450	10.806099	2.97%	588,845
2013	10.839073	10.494450	-3.18%	572,913
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	19.632507	22.321816	13.70%	5,420
2015	21.477656	19.632507	-8.59%	7,941
2014	19.621556	21.477656	9.46%	8,790
2013	14.630110	19.621556	34.12%	11,016
2012	12.423243	14.630110	17.76%	15,311
2011	13.179160	12.423243	-5.74%	21,204
2010	11.656463	13.179160	13.06%	19,618
2009	9.083964	11.656463	28.32%	22,663
2008	14.990773	9.083964	-39.40%	26,777
2007	16.140864	14.990773	-7.13%	30,248
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.348726	3.49%	5,980
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	18.561598	17.898565	-3.57%	0
2015	18.751265	18.561598	-1.01%	0
2014	20.348585	18.751265	-7.85%	0
2013	16.073335	20.348585	26.60%	0
2012	13.337649	16.073335	20.51%	0
2011	16.243221	13.337649	-17.89%	0
2010	14.934733	16.243221	8.76%	1,316
2009	12.122313	14.934733	23.20%	1,430
2008	21.880176	12.122313	-44.60%	1,430
2007	20.426997	21.880176	7.11%	1,942
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	32.000556	28.243797	-11.74%	37,813
2015	28.783452	32.000556	11.18%	57,267
2014	22.189717	28.783452	29.72%	62,253
2013	14.914208	22.189717	48.78%	55,998
2012	11.517684	14.914208	29.49%	38,874
2011	10.555188	11.517684	9.12%	16,267
2010*	10.000000	10.555188	5.55%	3,888
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.601898	7.958170	42.06%	14,940
2015	8.515254	5.601898	-34.21%	18,096
2014	10.648674	8.515254	-20.03%	20,568
2013	9.745932	10.648674	9.26%	29,409
2012*	10.000000	9.745932	-2.54%	39,062
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.503148	7.801719	41.77%	15,192
2015	8.387716	5.503148	-34.39%	9,012
2014	10.520797	8.387716	-20.27%	8,312
2013	9.649712	10.520797	9.03%	18,737
2012*	10.000000	9.649712	-3.50%	13,140

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	20.349836	20.900086	2.70%	169
2015	21.248215	20.349836	-4.23%	402
2014	19.505909	21.248215	8.93%	1,286
2013	14.733816	19.505909	32.39%	1,788
2012	12.818844	14.733816	14.94%	2,773
2011	13.917887	12.818844	-7.90%	2,360
2010	12.532630	13.917887	11.05%	2,361
2009	9.978181	12.532630	25.60%	2,166
2008	16.246396	9.978181	-38.58%	6,704
2007	14.948726	16.246396	8.68%	8,990
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	18.178280	19.348201	6.44%	0
2015	18.162923	18.178280	0.08%	0
2014	15.563707	18.162923	16.70%	0
2013	13.161115	15.563707	18.26%	0
2012	11.779232	13.161115	11.73%	0
2011	11.190263	11.779232	5.26%	0
2010	9.992417	11.190263	11.99%	0
2009	8.755499	9.992417	14.13%	0
2008	12.495383	8.755499	-29.93%	0
2007	11.749097	12.495383	6.35%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.948056	19.821498	-0.63%	0
2015	19.912491	19.948056	0.18%	323
2014	19.394642	19.912491	2.67%	323
2013	14.026309	19.394642	38.27%	323
2012	11.786535	14.026309	19.00%	323
2011	12.622825	11.786535	-6.63%	0
2010*	10.000000	12.622825	26.23%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	23.277094	24.792668	6.51%	54,126
2015	24.246816	23.277094	-4.00%	66,920
2014	24.998295	24.246816	-3.01%	69,846
2013	16.833485	24.998295	48.50%	60,473
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
2009	8.853008	13.358197	50.89%	13,808
2008	15.289624	8.853008	-42.10%	0
2007	13.591399	15.289624	12.49%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.260991	11.494936	2.08%	0
2015	11.553736	11.260991	-2.53%	0
2014	11.227652	11.553736	2.90%	0
2013	10.157647	11.227652	10.53%	0
2012*	10.000000	10.157647	1.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	25.122134	27.555396	9.69%	532
2015	25.082294	25.122134	0.16%	932
2014	23.240655	25.082294	7.92%	2,092
2013	17.485923	23.240655	32.91%	9,584
2012	15.103292	17.485923	15.78%	11,945
2011	14.418806	15.103292	4.75%	14,144
2010	12.944476	14.418806	11.39%	19,226
2009	10.891935	12.944476	18.84%	17,563
2008	18.598600	10.891935	-41.44%	20,605
2007	17.962295	18.598600	3.54%	23,852
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	33.308284	41.048074	23.24%	707
2015	35.766468	33.308284	-6.87%	709
2014	33.245066	35.766468	7.58%	707
2013	24.460116	33.245066	35.92%	1,324
2012	20.908765	24.460116	16.98%	2,066
2011	23.170702	20.908765	-9.76%	3,272
2010	18.535352	23.170702	25.01%	3,833
2009	13.157344	18.535352	40.87%	5,158
2008	20.737143	13.157344	-36.55%	5,257
2007	20.685110	20.737143	0.25%	6,353
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	13.523393	13.940749	3.09%	6,480
2015	14.041125	13.523393	-3.69%	13,833
2014	13.764658	14.041125	2.01%	14,771
2013	15.230343	13.764658	-9.62%	27,293
2012	14.362785	15.230343	6.04%	37,528
2011	13.015420	14.362785	10.35%	43,307
2010	12.538291	13.015420	3.81%	49,728
2009	11.520233	12.538291	8.84%	45,173
2008	11.854386	11.520233	-2.82%	56,231
2007	10.964296	11.854386	8.12%	44,699

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	23.403377	26.162210	11.79%	386
2015	25.198702	23.403377	-7.12%	500
2014	22.716397	25.198702	10.93%	1,011
2013	16.979121	22.716397	33.79%	1,390
2012	15.022661	16.979121	13.02%	3,036
2011	14.789900	15.022661	1.57%	3,905
2010	13.153806	14.789900	12.44%	3,458
2009	11.310065	13.153806	16.30%	2,702
2008	17.547486	11.310065	-35.55%	4,117
2007	17.848184	17.547486	-1.68%	4,216
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	23.159487	28.066474	21.19%	655
2015	23.829038	23.159487	-2.81%	542
2014	20.759602	23.829038	14.79%	845
2013	16.183432	20.759602	28.28%	1,679
2012	14.100594	16.183432	14.77%	7,722
2011	14.400100	14.100594	-2.08%	8,230
2010	12.256429	14.400100	17.49%	2,653
2009	9.561908	12.256429	28.18%	3,466
2008	12.826795	9.561908	-25.45%	2,136
2007	13.312954	12.826795	-3.65%	3,247
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.770712	11.198454	14.61%	0
2015*	10.000000	9.770712	-2.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	15.037839	15.415441	2.51%	11,624
2015	15.382175	15.037839	-2.24%	11,320
2014	15.281611	15.382175	0.66%	11,404
2013	13.525237	15.281611	12.99%	11,528
2012	12.455436	13.525237	8.59%	11,168
2011	13.089237	12.455436	-4.84%	5,622
2010	12.076097	13.089237	8.39%	2,921
2009*	10.000000	12.076097	20.76%	935
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.223440	10.276071	11.41%	0
2015*	10.000000	9.223440	-7.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.798751	9.914560	1.18%	0
2015*	10.000000	9.798751	-2.01%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.790622	15.263164	29.45%	0
2015	12.764772	11.790622	-7.63%	0
2014	12.238726	12.764772	4.30%	0
2013*	10.000000	12.238726	22.39%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.486380	11.929891	13.77%	0
2015	10.893224	10.486380	-3.73%	0
2014*	10.000000	10.893224	8.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	34.054340	42.281793	24.16%	2,637
2015	35.307931	34.054340	-3.55%	3,385
2014	34.012894	35.307931	3.81%	3,834
2013	24.477365	34.012894	38.96%	4,828
2012	21.416575	24.477365	14.29%	5,477
2011	21.565748	21.416575	-0.69%	6,652
2010	17.355993	21.565748	24.26%	7,281
2009	14.057572	17.355993	23.46%	7,331
2008	20.605838	14.057572	-31.78%	7,421
2007	21.005675	20.605838	-1.90%	8,840
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	25.482019	28.043409	10.05%	6,619
2015	25.582412	25.482019	-0.39%	7,746
2014	22.904767	25.582412	11.69%	8,630
2013	17.610985	22.904767	30.06%	19,349
2012	15.444494	17.610985	14.03%	24,359
2011	15.390203	15.444494	0.35%	59,625
2010	13.606896	15.390203	13.11%	85,603
2009	10.931931	13.606896	24.47%	92,281
2008	17.662101	10.931931	-38.11%	101,882
2007	17.036532	17.662101	3.67%	125,457
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	22.182977	23.578709	6.29%	590
2015	23.090394	22.182977	-3.93%	4,918
2014	21.685406	23.090394	6.48%	5,221
2013	18.174778	21.685406	19.32%	6,515
2012	16.711245	18.174778	8.76%	8,359
2011	15.562304	16.711245	7.38%	5,125
2010	13.698331	15.562304	13.61%	4,553
2009	11.348974	13.698331	20.70%	4,673
2008	16.353341	11.348974	-30.60%	4,978
2007	15.499446	16.353341	5.51%	5,464
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	19.794944	22.830147	15.33%	66
2015	20.564225	19.794944	-3.74%	68
2014	20.552912	20.564225	0.06%	71
2013	14.042042	20.552912	46.37%	942
2012	11.826568	14.042042	18.73%	1,161
2011	13.935060	11.826568	-15.13%	1,282
2010	10.787110	13.935060	29.18%	1,338
2009	8.685842	10.787110	24.19%	1,271
2008	14.134927	8.685842	-38.55%	1,478
2007	16.134823	14.134927	-12.39%	1,865

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.783279	10.525603	7.59%	0
2015	10.006401	9.783279	-2.23%	0
2014	10.075405	10.006401	-0.68%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	15.490345	14.611849	-5.67%	960
2015	16.765155	15.490345	-7.60%	1,061
2014	17.206327	16.765155	-2.56%	1,510
2013	15.006040	17.206327	14.66%	2,203
2012	13.811570	15.006040	8.65%	2,477
2011	14.801435	13.811570	-6.69%	4,115
2010	13.263410	14.801435	11.60%	2,890
2009	11.858215	13.263410	11.85%	1,245
2008	17.073810	11.858215	-30.55%	4,550
2007	15.770575	17.073810	8.26%	4,551
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	14.032546	14.347036	2.24%	16,938
2015	14.272883	14.032546	-1.68%	30,130
2014	13.963052	14.272883	2.22%	32,584
2013	14.034475	13.963052	-0.51%	36,456
2012	12.985867	14.034475	8.07%	44,737
2011	12.893172	12.985867	0.72%	49,952
2010	12.057726	12.893172	6.93%	64,621
2009	10.162081	12.057726	18.65%	62,047
2008	11.131463	10.162081	-8.71%	61,637
2007	10.722007	11.131463	3.82%	72,250
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	15.265319	15.863468	3.92%	1,405
2015	15.540984	15.265319	-1.77%	1,466
2014	15.101749	15.540984	2.91%	1,425
2013	13.510072	15.101749	11.78%	1,468
2012	12.261246	13.510072	10.19%	1,530
2011	12.469404	12.261246	-1.67%	1,589
2010	11.219591	12.469404	11.14%	1,015
2009	9.165923	11.219591	22.41%	0
2008	12.403881	9.165923	-26.10%	0
2007	11.585934	12.403881	7.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	15.839107	16.549300	4.48%	18,856
2015	16.113566	15.839107	-1.70%	19,135
2014	15.600631	16.113566	3.29%	19,383
2013	13.662026	15.600631	14.19%	20,573
2012	12.236028	13.662026	11.65%	42,208
2011	12.546367	12.236028	-2.47%	25,191
2010	11.112765	12.546367	12.90%	27,134
2009	8.754255	11.112765	26.94%	27,417
2008	13.192339	8.754255	-33.64%	27,662
2007	12.149289	13.192339	8.59%	29,640

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	16.516978	17.350730	5.05%	0
2015	16.815103	16.516978	-1.77%	0
2014	16.256842	16.815103	3.43%	0
2013	13.559656	16.256842	19.89%	0
2012	11.921764	13.559656	13.74%	0
2011	12.423867	11.921764	-4.04%	0
2010	10.855980	12.423867	14.44%	0
2009	8.380464	10.855980	29.54%	0
2008	13.726255	8.380464	-38.95%	0
2007	12.514327	13.726255	9.68%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.438774	4.39%	25,431
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	13.712768	18.079209	31.84%	263
2015	17.522479	13.712768	-21.74%	22
2014	20.341203	17.522479	-13.86%	254
2013	16.592312	20.341203	22.59%	503
2012	16.043285	16.592312	3.42%	580
2011	17.137015	16.043285	-6.38%	662
2010	14.563801	17.137015	17.67%	3,338
2009	9.993789	14.563801	45.73%	1,904
2008	22.196567	9.993789	-54.98%	4,659
2007	15.434380	22.196567	43.81%	3,027
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	22.500058	26.154476	16.24%	13,518
2015	23.793328	22.500058	-5.44%	17,982
2014	22.211107	23.793328	7.12%	25,166
2013	17.595735	22.211107	26.23%	34,803
2012	15.222716	17.595735	15.59%	50,210
2011	15.314711	15.222716	-0.60%	59,853
2010	13.495315	15.314711	13.48%	53,539
2009	10.521820	13.495315	28.26%	60,349
2008	18.632087	10.521820	-43.53%	62,869
2007	18.632135	18.632087	0.00%	74,265
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.265944	12.66%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	27.021519	26.831423	-0.70%	3,751
2015	25.596307	27.021519	5.57%	4,952
2014	23.348896	25.596307	9.63%	5,512
2013	17.385486	23.348896	34.30%	8,636
2012	15.389554	17.385486	12.97%	17,131
2011	15.589028	15.389554	-1.28%	27,798
2010	12.745017	15.589028	22.31%	28,124
2009	10.085837	12.745017	26.37%	31,747
2008	19.384006	10.085837	-47.97%	32,764
2007	15.498745	19.384006	25.07%	40,732
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	14.200047	14.650967	3.18%	17,441
2015	14.503030	14.200047	-2.09%	16,542
2014	13.905427	14.503030	4.30%	21,596
2013	14.378770	13.905427	-3.29%	30,087
2012	13.788543	14.378770	4.28%	37,542
2011	13.044873	13.788543	5.70%	46,667
2010	12.282886	13.044873	6.20%	64,251
2009	10.772017	12.282886	14.03%	76,924
2008	11.299506	10.772017	-4.67%	82,869
2007	10.994286	11.299506	2.78%	86,745
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	37.010573	40.907037	10.53%	7,625
2015	38.099610	37.010573	-2.86%	15,924
2014	36.387126	38.099610	4.71%	18,181
2013	27.119786	36.387126	34.17%	24,346
2012	23.972806	27.119786	13.13%	37,129
2011	27.230997	23.972806	-11.97%	41,066
2010	21.447538	27.230997	26.97%	44,734
2009	15.541095	21.447538	38.01%	46,414
2008	26.059359	15.541095	-40.36%	48,100
2007	22.881386	26.059359	13.89%	55,382
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	23.163190	21.669334	-6.45%	1,840
2015	22.707834	23.163190	2.01%	2,158
2014	25.075786	22.707834	-9.44%	233
2013	19.508159	25.075786	28.54%	1,923
2012	16.411292	19.508159	18.87%	7,447
2011	20.104876	16.411292	-18.37%	7,447
2010	18.044268	20.104876	11.42%	7,447
2009	14.476801	18.044268	24.64%	7,447
2008	26.160493	14.476801	-44.66%	7,448
2007	22.633693	26.160493	15.58%	7,448

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	30.690586	33.118161	7.91%	355
2015	32.103316	30.690586	-4.40%	964
2014	30.521783	32.103316	5.18%	1,081
2013	23.741729	30.521783	28.56%	2,301
2012	18.921791	23.741729	25.47%	3,348
2011	21.064586	18.921791	-10.17%	4,323
2010	16.884114	21.064586	24.76%	5,159
2009	10.879775	16.884114	55.19%	3,440
2008	22.617260	10.879775	-51.90%	3,627
2007	21.723116	22.617260	4.12%	5,928
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.767143	13.152081	11.77%	644
2015	12.705533	11.767143	-7.39%	9,885
2014	12.510067	12.705533	1.56%	12,713
2013	10.235367	12.510067	22.22%	11,122
2012	8.987230	10.235367	13.89%	9,150
2011	9.243283	8.987230	-2.77%	9,150
2010	8.489692	9.243283	8.88%	9,150
2009	6.600419	8.489692	28.62%	0
2008*	10.000000	6.600419	-34.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	14.152107	15.935547	12.60%	38,673
2015	15.418968	14.152107	-8.22%	48,709
2014	14.925220	15.418968	3.31%	53,310
2013	13.264831	14.925220	12.52%	56,457
2012	11.924398	13.264831	11.24%	53,989
2011	11.793823	11.924398	1.11%	49,398
2010	10.599753	11.793823	11.27%	63,992
2009	7.916115	10.599753	33.90%	63,510
2008	11.396036	7.916115	-30.54%	59,110
2007	11.123200	11.396036	2.45%	49,381
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	24.725588	28.334488	14.60%	14,602
2015	25.986566	24.725588	-4.85%	21,506
2014	24.204179	25.986566	7.36%	27,889
2013	18.899405	24.204179	28.07%	47,529
2012	17.094405	18.899405	10.56%	66,893
2011	16.330667	17.094405	4.68%	74,524
2010	13.707460	16.330667	19.14%	71,436
2009	11.829259	13.707460	15.88%	75,013
2008	16.432270	11.829259	-28.01%	86,236
2007	17.101050	16.432270	-3.91%	104,700

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	30.597302	39.337392	28.56%	3,616
2015	33.456035	30.597302	-8.54%	5,131
2014	33.687183	33.456035	-0.69%	6,450
2013	25.039521	33.687183	34.54%	8,803
2012	21.418750	25.039521	16.90%	20,590
2011	22.536774	21.418750	-4.96%	24,394
2010	17.798651	22.536774	26.62%	29,688
2009	13.955148	17.798651	27.54%	29,884
2008	21.097978	13.955148	-33.86%	32,501
2007	21.887430	21.097978	-3.61%	36,011
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.423056	8.609093	15.98%	717
2015	9.349959	7.423056	-20.61%	34
2014*	10.000000	9.349959	-6.50%	118
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	20.769854	21.982639	5.84%	1,255
2015	22.493195	20.769854	-7.66%	7,112
2014	25.631156	22.493195	-12.24%	8,224
2013	21.107060	25.631156	21.43%	3,719
2012	18.078589	21.107060	16.75%	4,087
2011	20.485633	18.078589	-11.75%	5,395
2010	19.136075	20.485633	7.05%	5,444
2009	14.140350	19.136075	35.33%	5,630
2008	24.017376	14.140350	-41.12%	6,689
2007	21.066692	24.017376	14.01%	10,172
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.272000	9.425465	1.66%	9,292
2015	9.811751	9.272000	-5.50%	14,263
2014	9.757084	9.811751	0.56%	14,624
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.948662	11.281155	3.04%	0
2015	11.772060	10.948662	-6.99%	0
2014	11.468600	11.772060	2.65%	0
2013	10.226390	11.468600	12.15%	0
2012*	10.000000	10.226390	2.26%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.303072	10.125418	-1.72%	0
2015	10.244085	10.303072	0.58%	1,042
2014	9.911900	10.244085	3.35%	917
2013*	10.000000	9.911900	-0.88%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.718047	14.827716	0.75%	2,417
2015	14.228486	14.718047	3.44%	5,458
2014	13.320486	14.228486	6.82%	5,677
2013	9.649123	13.320486	38.05%	6,479
2012*	10.000000	9.649123	-3.51%	6,880
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.288110	13.732205	11.75%	0
2015	13.000159	12.288110	-5.48%	0
2014	12.637758	13.000159	2.87%	0
2013	9.962068	12.637758	26.86%	0
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.947092	13.852060	-0.68%	2,006
2015	13.978025	13.947092	-0.22%	2,973
2014	13.143955	13.978025	6.35%	4,211
2013	9.743742	13.143955	34.90%	4,236
2012*	10.000000	9.743742	-2.56%	4,587
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	14.367423	13.823924	-3.78%	678
2015	15.874255	14.367423	-9.49%	2,724
2014	16.968621	15.874255	-6.45%	3,584
2013	13.732203	16.968621	23.57%	2,917
2012	11.668809	13.732203	17.68%	5,899
2011	12.733819	11.668809	-8.36%	6,264
2010	11.865539	12.733819	7.32%	4,278
2009*	10.000000	11.865539	18.66%	3,535
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.968192	12.584724	14.74%	401
2015	11.879812	10.968192	-7.67%	390
2014	11.805339	11.879812	0.63%	367
2013	10.818851	11.805339	9.12%	285
2012*	10.000000	10.818851	8.19%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.807997	13.421857	4.79%	599
2015	13.765795	12.807997	-6.96%	599
2014	12.923073	13.765795	6.52%	599
2013	10.071446	12.923073	28.31%	997
2012*	10.000000	10.071446	0.71%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	24.059044	24.786369	3.02%	1,677
2015	24.263981	24.059044	-0.84%	1,711
2014	22.700930	24.263981	6.89%	2,177
2013	19.188393	22.700930	18.31%	1,610
2012	17.139459	19.188393	11.95%	8,280
2011	17.123931	17.139459	0.09%	8,665
2010	16.038356	17.123931	6.77%	12,581
2009	12.932819	16.038356	24.01%	11,937
2008	15.602324	12.932819	-17.11%	11,118
2007	14.326993	15.602324	8.90%	15,950
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.789400	9.882141	0.95%	0
2015*	10.000000	9.789400	-2.11%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	33.728041	33.954569	0.67%	1,329
2015	30.512588	33.728041	10.54%	1,477
2014	28.486644	30.512588	7.11%	1,501
2013	22.039872	28.486644	29.25%	1,427
2012	18.020150	22.039872	22.31%	1,377
2011	19.609001	18.020150	-8.10%	1,260
2010	18.648783	19.609001	5.15%	2,126
2009	12.933433	18.648783	44.19%	4,838
2008	23.518443	12.933433	-45.01%	3,258
2007	17.431602	23.518443	34.92%	13,866
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.864566	16.712558	12.43%	435
2015	14.384466	14.864566	3.34%	435
2014	13.321327	14.384466	7.98%	435
2013	9.963663	13.321327	33.70%	0
2012*	10.000000	9.963663	-0.36%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	27.367708	25.213710	-7.87%	1,121
2015	30.389858	27.367708	-9.94%	1,197
2014	35.011491	30.389858	-13.20%	1,504
2013	31.023934	35.011491	12.85%	2,406
2012	27.758746	31.023934	11.76%	5,869
2011	41.544406	27.758746	-33.18%	3,002
2010	33.651172	41.544406	23.46%	3,905
2009	19.029804	33.651172	76.83%	2,941
2008	40.340861	19.029804	-52.83%	2,946
2007	31.912614	40.340861	26.41%	2,946
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.319854	8.730717	19.27%	0
2015	9.272185	7.319854	-21.06%	0
2014	9.846146	9.272185	-5.83%	377

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.977646	-0.22%	612
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.594771	13.532126	7.44%	0
2015	13.033871	12.594771	-3.37%	0
2014	14.268194	13.033871	-8.65%	0
2013	10.231480	14.268194	39.45%	0
2012*	10.000000	10.231480	2.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	28.013947	31.475791	12.36%	3,268
2015	28.636024	28.013947	-2.17%	3,716
2014	26.313869	28.636024	8.82%	4,317
2013	19.651665	26.313869	33.90%	4,856
2012	17.173439	19.651665	14.43%	7,390
2011	17.471867	17.173439	-1.71%	10,995
2010	15.908543	17.471867	9.83%	21,591
2009	13.156184	15.908543	20.92%	19,750
2008	19.808873	13.156184	-33.58%	15,611
2007	18.645132	19.808873	6.24%	21,997
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.780344	16.182242	2.55%	3,833
2015	15.030159	15.780344	4.99%	1,592
2014	15.049946	15.030159	-0.13%	1,106
2013	11.940664	15.049946	26.04%	943
2012	10.430445	11.940664	14.48%	1,079
2011	10.753310	10.430445	-3.00%	1,775
2010*	10.000000	10.753310	7.53%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.742943	10.183545	4.52%	4,859
2015*	10.000000	9.742943	-2.57%	5,809
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	13.116357	13.711874	4.54%	2,988
2015	13.393855	13.116357	-2.07%	4,048
2014	12.609439	13.393855	6.22%	4,717
2013	12.843574	12.609439	-1.82%	7,714
2012	11.911516	12.843574	7.82%	7,325
2011	11.443545	11.911516	4.09%	8,156
2010	10.844613	11.443545	5.52%	4,774
2009	10.040076	10.844613	8.01%	5,121
2008	11.354331	10.040076	-11.57%	20,145
2007	10.928553	11.354331	3.90%	21,505

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	22.403144	24.464709	9.20%	7
2015	22.956538	22.403144	-2.41%	7
2014	22.594067	22.956538	1.60%	7
2013	25.075807	22.594067	-9.90%	7
2012	21.542942	25.075807	16.40%	40
2011	20.409846	21.542942	5.55%	58
2010	18.833473	20.409846	8.37%	58
2009	14.657881	18.833473	28.49%	434
2008	17.458787	14.657881	-16.04%	667
2007	16.618318	17.458787	5.06%	667
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.228643	9.342310	13.53%	454
2015*	10.000000	8.228643	-17.71%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.450514	16.936896	9.62%	0
2015	16.854032	15.450514	-8.33%	0
2014	17.427067	16.854032	-3.29%	0
2013	13.377434	17.427067	30.27%	1,377
2012	11.047488	13.377434	21.09%	0
2011	11.289892	11.047488	-2.15%	0
2010*	10.000000	11.289892	12.90%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	21.344458	25.338815	18.71%	3,709
2015	22.619351	21.344458	-5.64%	8,006
2014	20.279873	22.619351	11.54%	10,797
2013	15.596682	20.279873	30.03%	20,309
2012	13.800923	15.596682	13.01%	29,041
2011	13.907599	13.800923	-0.77%	39,889
2010	12.446627	13.907599	11.74%	40,722
2009*	10.000000	12.446627	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.705080	15.828675	7.64%	22,216
2015	14.746106	14.705080	-0.28%	21,164
2014	14.222958	14.746106	3.68%	23,785
2013	11.682668	14.222958	21.74%	20,229
2012	10.224031	11.682668	14.27%	24,649
2011	10.257868	10.224031	-0.33%	24,431
2010	9.273251	10.257868	10.62%	25,545
2009	7.609027	9.273251	21.87%	24,250
2008	10.972607	7.609027	-30.65%	27,264
2007	10.469308	10.972607	4.81%	23,903

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.658989	11.818807	1.37%	5,518
2015	11.833908	11.658989	-1.48%	4,165
2014	11.415393	11.833908	3.67%	5,784
2013	11.865284	11.415393	-3.79%	4,982
2012	11.447284	11.865284	3.65%	5,374
2011	10.964216	11.447284	4.41%	7,432
2010	10.475482	10.964216	4.67%	10,969
2009	9.458857	10.475482	10.75%	11,406
2008	10.627782	9.458857	-11.00%	19,554
2007	10.451366	10.627782	1.69%	29,579
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	16.409556	16.235323	-1.06%	8,194
2015	15.596771	16.409556	5.21%	8,924
2014	15.509504	15.596771	0.56%	8,975
2013	12.208952	15.509504	27.03%	10,150
2012	10.127105	12.208952	20.56%	12,750
2011	11.307734	10.127105	-10.44%	14,037
2010	10.288170	11.307734	9.91%	9,642
2009	7.357433	10.288170	39.83%	7,611
2008	12.142021	7.357433	-39.41%	4,197
2007	10.752059	12.142021	12.93%	8,767
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	15.674978	16.882600	7.70%	3,911
2015	14.914799	15.674978	5.10%	3,930
2014	13.976162	14.914799	6.72%	4,175
2013	10.919651	13.976162	27.99%	5,188
2012	9.419098	10.919651	15.93%	7,122
2011	10.007247	9.419098	-5.88%	7,158
2010	8.573945	10.007247	16.72%	15,081
2009	6.256195	8.573945	37.05%	9,614
2008	11.356722	6.256195	-44.91%	6,056
2007	10.278312	11.356722	10.49%	21,720
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	13.510758	14.821641	9.70%	12,763
2015	13.534704	13.510758	-0.18%	12,149
2014	12.434315	13.534704	8.85%	13,847
2013	9.469669	12.434315	31.31%	12,795
2012	8.192020	9.469669	15.60%	13,388
2011	8.485198	8.192020	-3.46%	13,747
2010	7.742763	8.485198	9.59%	13,814
2009	5.999507	7.742763	29.06%	9,650
2008	9.809470	5.999507	-38.84%	0
2007*	10.000000	9.809470	-1.91%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	23.736306	27.559728	16.11%	5,606
2015	25.712053	23.736306	-7.68%	6,490
2014	23.903781	25.712053	7.56%	7,355
2013	17.890788	23.903781	33.61%	8,114
2012	15.331834	17.890788	16.69%	8,507
2011	15.931666	15.331834	-3.77%	11,467
2010	13.974721	15.931666	14.00%	15,489
2009	11.032808	13.974721	26.67%	13,774
2008	17.796309	11.032808	-38.01%	14,964
2007	18.505212	17.796309	-3.83%	17,661
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.281080	9.438015	1.69%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.047748	12.152386	10.00%	0
2015	11.552534	11.047748	-4.37%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.881589	11.688258	7.41%	0
2015	11.216911	10.881589	-2.99%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	20.003431	22.550524	12.73%	13,962
2015	20.798934	20.003431	-3.82%	14,612
2014	20.538400	20.798934	1.27%	17,139
2013	19.424622	20.538400	5.73%	3,875
2012	17.171483	19.424622	13.12%	7,245
2011	16.748919	17.171483	2.52%	8,333
2010	14.989136	16.748919	11.74%	12,447
2009	10.396527	14.989136	44.17%	14,673
2008	14.620363	10.396527	-28.89%	15,844
2007	14.356419	14.620363	1.84%	26,020
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.885351	14.448105	12.13%	0
2015	13.205974	12.885351	-2.43%	0
2014	12.549956	13.205974	5.23%	0
2013	8.854256	12.549956	41.74%	0
2012	7.674564	8.854256	15.37%	0
2011	8.796863	7.674564	-12.76%	0
2010	7.720327	8.796863	13.94%	245
2009	5.111068	7.720327	51.05%	0
2008*	10.000000	5.111068	-48.89%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.944974	16.250602	8.74%	1,177
2015	15.197742	14.944974	-1.66%	1,221
2014	13.926484	15.197742	9.13%	1,267
2013	10.178608	13.926484	36.82%	1,312
2012	9.254299	10.178608	9.99%	7,817
2011	9.687562	9.254299	-4.47%	7,865
2010	7.939453	9.687562	22.02%	3,338
2009	6.124732	7.939453	29.63%	5,149
2008*	10.000000	6.124732	-38.75%	5,950
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.501630	13.378341	7.01%	0
2015	12.885875	12.501630	-2.98%	0
2014	12.487438	12.885875	3.19%	0
2013	9.766700	12.487438	27.86%	0
2012	8.515135	9.766700	14.70%	0
2011	9.210181	8.515135	-7.55%	497
2010	8.113295	9.210181	13.52%	0
2009	6.359322	8.113295	27.58%	0
2008*	10.000000	6.359322	-36.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.441203	13.036575	4.79%	0
2015	12.733574	12.441203	-2.30%	0
2014	12.363447	12.733574	2.99%	0
2013	10.919428	12.363447	13.22%	0
2012	9.956667	10.919428	9.67%	0
2011	10.219895	9.956667	-2.58%	0
2010	9.373787	10.219895	9.03%	3,538
2009	7.922177	9.373787	18.32%	244
2008*	10.000000	7.922177	-20.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.644349	13.400962	5.98%	32,734
2015	12.976824	12.644349	-2.56%	33,174
2014	12.551484	12.976824	3.39%	33,614
2013	10.483128	12.551484	19.73%	34,013
2012	9.341674	10.483128	12.22%	44,258
2011	9.797479	9.341674	-4.65%	44,376
2010	8.827775	9.797479	10.98%	43,978
2009	7.199765	8.827775	22.61%	0
2008*	10.000000	7.199765	-28.00%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.767640	12.157004	3.31%	0
2015	12.004692	11.767640	-1.97%	0
2014	11.764140	12.004692	2.04%	0
2013	11.353027	11.764140	3.62%	0
2012	10.695079	11.353027	6.15%	4,848
2011	10.679483	10.695079	0.15%	5,476
2010	10.126015	10.679483	5.47%	7,245
2009	9.072864	10.126015	11.61%	8,297
2008*	10.000000	9.072864	-9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.335449	10.773745	4.24%	0
2015	10.935856	10.335449	-5.49%	0
2014	10.829518	10.935856	0.98%	0
2013*	10.000000	10.829518	8.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.277121	10.779491	4.89%	0
2015	10.940757	10.277121	-6.07%	0
2014	10.968090	10.940757	-0.25%	0
2013*	10.000000	10.968090	9.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.572145	13.252104	5.41%	9,384
2015	12.868444	12.572145	-2.30%	10,018
2014	12.461811	12.868444	3.26%	11,942
2013	10.712256	12.461811	16.33%	12,964
2012	9.653974	10.712256	10.96%	14,604
2011	10.009410	9.653974	-3.55%	12,029
2010	9.101202	10.009410	9.98%	2,749
2009	7.557700	9.101202	20.42%	3,969
2008*	10.000000	7.557700	-24.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.553092	13.337667	6.25%	0
2015	12.906591	12.553092	-2.74%	0
2014	12.499753	12.906591	3.25%	0
2013	10.185291	12.499753	22.72%	0
2012	9.001558	10.185291	13.15%	0
2011	9.561977	9.001558	-5.86%	0
2010	8.545465	9.561977	11.90%	0
2009	6.836576	8.545465	25.00%	0
2008*	10.000000	6.836576	-31.63%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.262919	12.836374	4.68%	3,078
2015	12.551838	12.262919	-2.30%	3,202
2014	12.212196	12.551838	2.78%	6,126
2013	11.117335	12.212196	9.85%	7,196
2012	10.230827	11.117335	8.67%	5,761
2011	10.388154	10.230827	-1.51%	26,106
2010	9.648048	10.388154	7.67%	21,067
2009	8.302301	9.648048	16.21%	21,940
2008*	10.000000	8.302301	-16.98%	22,790
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	12.115475	12.563289	3.70%	628
2015	12.377812	12.115475	-2.12%	1,180
2014	11.974236	12.377812	3.37%	1,201
2013	12.389526	11.974236	-3.35%	1,222
2012	11.673239	12.389526	6.14%	1,240
2011	11.126508	11.673239	4.91%	1,260
2010	10.552114	11.126508	5.44%	2,694
2009	9.840292	10.552114	7.23%	2,960
2008*	10.000000	9.840292	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	13.177005	13.446822	2.05%	4,152
2015	13.413184	13.177005	-1.76%	4,875
2014	12.950768	13.413184	3.57%	5,107
2013	13.389013	12.950768	-3.27%	5,014
2012	12.657925	13.389013	5.78%	12,398
2011	12.086780	12.657925	4.73%	16,695
2010	11.321157	12.086780	6.76%	12,862
2009	9.846106	11.321157	14.98%	10,678
2008*	10.000000	9.846106	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	25.921664	27.512883	6.14%	177
2015	31.336813	25.921664	-17.28%	233
2014	33.662458	31.336813	-6.91%	260
2013	33.942966	33.662458	-0.83%	50
2012	29.381523	33.942966	15.52%	50
2011	38.438953	29.381523	-23.56%	50
2010	33.581526	38.438953	14.46%	0
2009	20.851578	33.581526	61.05%	0
2008	50.192300	20.851578	-58.46%	0
2007	35.009514	50.192300	43.37%	29

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	13.152117	13.084498	-0.51%	24,971
2015	13.333096	13.152117	-1.36%	27,021
2014	12.911913	13.333096	3.26%	30,067
2013	13.628048	12.911913	-5.25%	46,200
2012	13.391619	13.628048	1.77%	55,023
2011	12.643385	13.391619	5.92%	92,862
2010	12.219122	12.643385	3.47%	95,700
2009	12.049841	12.219122	1.40%	101,088
2008	11.327897	12.049841	6.37%	125,817
2007	10.705704	11.327897	5.81%	76,531
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.893746	9.771151	-1.24%	239,630
2015	10.018981	9.893746	-1.25%	163,790
2014	10.145801	10.018981	-1.25%	201,655
2013	10.274228	10.145801	-1.25%	257,153
2012	10.404631	10.274228	-1.25%	310,876
2011	10.535967	10.404631	-1.25%	310,671
2010	10.669317	10.535967	-1.25%	192,895
2009	10.799837	10.669317	-1.21%	86,146
2008	10.716462	10.799837	0.78%	125,446
2007	10.356504	10.716462	3.48%	55,577
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.570486	8.517284	-0.62%	0
2015	8.967806	8.570486	-4.43%	166
2014	9.147158	8.967806	-1.96%	166
2013	7.879131	9.147158	16.09%	892
2012	6.924704	7.879131	13.78%	892
2011	7.791317	6.924704	-11.12%	892
2010	6.982004	7.791317	11.59%	892
2009	5.461818	6.982004	27.83%	892
2008*	10.000000	5.461818	-45.38%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.626545	9.556250	-0.73%	0
2015	9.885699	9.626545	-2.62%	0
2014	10.671140	9.885699	-7.36%	0
2013	8.929890	10.671140	19.50%	0
2012	7.649968	8.929890	16.73%	0
2011	8.888768	7.649968	-13.94%	621
2010	8.381156	8.888768	6.06%	621
2009	6.599237	8.381156	27.00%	621
2008	11.743033	6.599237	-43.80%	650
2007	10.871766	11.743033	8.01%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	24.470336	26.453199	8.10%	86,213
2015	25.029917	24.470336	-2.24%	94,119
2014	24.143127	25.029917	3.67%	93,079
2013	19.213484	24.143127	25.66%	78,617
2012	16.787494	19.213484	14.45%	80,517
2011	17.695222	16.787494	-5.13%	73,743
2010	15.632265	17.695222	13.20%	78,145
2009	12.444523	15.632265	25.62%	69,820
2008	19.954000	12.444523	-37.63%	70,593
2007	19.071621	19.954000	4.63%	76,770
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	15.360583	16.125138	4.98%	4,122
2015	15.582083	15.360583	-1.42%	3,412
2014	15.087523	15.582083	3.28%	1,782
2013	13.470237	15.087523	12.01%	0
2012	12.470644	13.470237	8.02%	0
2011	12.517421	12.470644	-0.37%	0
2010	11.542944	12.517421	8.44%	0
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	17.483834	18.602127	6.40%	7,223
2015	17.799825	17.483834	-1.78%	8,682
2014	17.132214	17.799825	3.90%	9,300
2013	14.518698	17.132214	18.00%	11,021
2012	13.098350	14.518698	10.84%	8,366
2011	13.389091	13.098350	-2.17%	4,638
2010	12.102502	13.389091	10.63%	5,881
2009*	10.000000	12.102502	21.03%	3,779
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	14.376238	14.802339	2.96%	22,064
2015	14.519769	14.376238	-0.99%	33,823
2014	14.152969	14.519769	2.59%	44,449
2013	13.671540	14.152969	3.52%	58,821
2012	13.163716	13.671540	3.86%	75,121
2011	12.950424	13.163716	1.65%	129,067
2010	12.384560	12.950424	4.57%	121,581
2009	11.496884	12.384560	7.72%	118,085
2008	12.388569	11.496884	-7.20%	108,373
2007	11.905582	12.388569	4.06%	119,591
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.309298	10.761871	4.39%	0
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.245467	10.821004	5.62%	0
2015	10.802397	10.245467	-5.16%	0
2014	10.752716	10.802397	0.46%	0
2013*	10.000000	10.752716	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	19.666534	20.808624	5.81%	193,878
2015	19.982371	19.666534	-1.58%	249,446
2014	19.238538	19.982371	3.87%	293,318
2013	16.704500	19.238538	15.17%	362,363
2012	15.265890	16.704500	9.42%	407,627
2011	15.464981	15.265890	-1.29%	471,533
2010	14.119693	15.464981	9.53%	541,328
2009	12.001822	14.119693	17.65%	564,098
2008	15.824448	12.001822	-24.16%	686,160
2007	15.167450	15.824448	4.33%	861,081
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	22.466353	24.067993	7.13%	208,306
2015	22.917995	22.466353	-1.97%	235,279
2014	22.112000	22.917995	3.65%	278,758
2013	18.297341	22.112000	20.85%	290,165
2012	16.288200	18.297341	12.33%	318,662
2011	16.852338	16.288200	-3.35%	364,822
2010	15.124442	16.852338	11.42%	368,542
2009	12.312557	15.124442	22.84%	386,538
2008	18.173421	12.312557	-32.25%	417,652
2007	17.338348	18.173421	4.82%	471,436
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	17.106388	17.856538	4.39%	51,673
2015	17.328224	17.106388	-1.28%	55,880
2014	16.753549	17.328224	3.43%	63,660
2013	15.354187	16.753549	9.11%	73,238
2012	14.391909	15.354187	6.69%	95,599
2011	14.279185	14.391909	0.79%	134,648
2010	13.325050	14.279185	7.16%	228,198
2009	11.778592	13.325050	13.13%	247,931
2008	14.039919	11.778592	-16.11%	301,698
2007	13.431593	14.039919	4.53%	323,964
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	23.298629	23.773059	2.04%	15,835
2015	22.508109	23.298629	3.51%	33,804
2014	20.995336	22.508109	7.21%	54,665
2013	15.600326	20.995336	34.58%	77,290
2012	13.340653	15.600326	16.94%	98,900
2011	13.854859	13.340653	-3.71%	116,221
2010	12.929015	13.854859	7.16%	130,131
2009*	10.000000	12.929015	29.29%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.602068	10.292866	7.19%	0
2015	9.947130	9.602068	-3.47%	0
2014*	10.000000	9.947130	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	10.030770	10.900752	8.67%	0
2015	10.143385	10.030770	-1.11%	0
2014*	10.000000	10.143385	1.43%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	33.728810	40.066370	18.79%	1,170
2015	35.043855	33.728810	-3.75%	1,313
2014	32.432207	35.043855	8.05%	2,111
2013	24.684762	32.432207	31.39%	2,963
2012	21.279732	24.684762	16.00%	3,481
2011	22.111126	21.279732	-3.76%	3,911
2010	17.742082	22.111126	24.63%	4,432
2009	13.137796	17.742082	35.05%	5,186
2008	20.939637	13.137796	-37.26%	5,822
2007	19.715712	20.939637	6.21%	5,534
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	15.111128	16.213090	7.29%	2,308
2015	15.757859	15.111128	-4.10%	2,818
2014	15.360758	15.757859	2.59%	8,045
2013	15.732100	15.360758	-2.36%	13,539
2012	14.193088	15.732100	10.84%	18,804
2011	13.616863	14.193088	4.23%	21,292
2010	12.469036	13.616863	9.21%	38,812
2009	10.151842	12.469036	22.83%	28,839
2008	12.429626	10.151842	-18.33%	31,007
2007	12.031384	12.429626	3.31%	40,309
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.671574	10.278060	-3.69%	3,922
2015	10.877853	10.671574	-1.90%	8,797
2014	11.166522	10.877853	-2.59%	8,882
2013	9.339368	11.166522	19.56%	9,157
2012	8.187182	9.339368	14.07%	12,206
2011	9.173427	8.187182	-10.75%	10,883
2010	8.162604	9.173427	12.38%	20,603
2009	6.073083	8.162604	34.41%	25,849
2008*	10.000000	6.073083	-39.27%	4,757

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	14.856115	15.401736	3.67%	488
2015	15.893797	14.856115	-6.53%	672
2014	17.819420	15.893797	-10.81%	648
2013	14.907038	17.819420	19.54%	49
2012	12.897406	14.907038	15.58%	49
2011	15.625032	12.897406	-17.46%	49
2010	14.941929	15.625032	4.57%	209
2009	11.683433	14.941929	27.89%	536
2008	22.106488	11.683433	-47.15%	741
2007	21.797487	22.106488	1.42%	1,194
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.789317	14.895592	0.72%	7,946
2015	14.522041	14.789317	1.84%	10,193
2014	13.350956	14.522041	8.77%	11,588
2013	10.058416	13.350956	32.73%	13,499
2012	8.770463	10.058416	14.69%	33,595
2011	9.177926	8.770463	-4.44%	36,900
2010	8.056674	9.177926	13.92%	45,531
2009	6.307318	8.056674	27.74%	7,081
2008*	10.000000	6.307318	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	13.145070	15.064109	14.60%	2,856
2015	13.785193	13.145070	-4.64%	6,345
2014	12.662622	13.785193	8.87%	7,086
2013	9.496486	12.662622	33.34%	11,390
2012	8.178285	9.496486	16.12%	33,616
2011	8.818891	8.178285	-7.26%	39,149
2010	7.920878	8.818891	11.34%	31,542
2009	6.295437	7.920878	25.82%	28,462
2008*	10.000000	6.295437	-37.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	14.318279	14.996019	4.73%	4,324
2015	14.549818	14.318279	-1.59%	5,002
2014	14.205582	14.549818	2.42%	6,170
2013	10.378591	14.205582	36.87%	8,458
2012	9.167701	10.378591	13.21%	25,499
2011	9.715983	9.167701	-5.64%	32,418
2010	7.779729	9.715983	24.89%	38,463
2009	6.217635	7.779729	25.12%	38,344
2008*	10.000000	6.217635	-37.82%	1,973

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.783344	19.490129	16.13%	863
2015	17.500807	16.783344	-4.10%	896
2014	15.144711	17.500807	15.56%	930
2013	11.303532	15.144711	33.98%	963
2012	9.838731	11.303532	14.89%	996
2011	10.199792	9.838731	-3.54%	1,032
2010	8.633805	10.199792	18.14%	3,680
2009	6.701262	8.633805	28.84%	4,010
2008*	10.000000	6.701262	-32.99%	3,507
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	23.072494	24.620909	6.71%	1,335
2015	23.241452	23.072494	-0.73%	1,641
2014	22.953053	23.241452	1.26%	1,485
2013	16.146878	22.953053	42.15%	1,566
2012	14.458683	16.146878	11.68%	1,933
2011	14.768511	14.458683	-2.10%	3,662
2010	11.954272	14.768511	23.54%	5,111
2009	9.517988	11.954272	25.60%	6,997
2008	18.028478	9.517988	-47.21%	7,343
2007	16.673865	18.028478	8.12%	7,443
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	32.348928	40.128265	24.05%	967
2015	34.956986	32.348928	-7.46%	1,054
2014	33.156375	34.956986	5.43%	1,145
2013	23.978687	33.156375	38.27%	2,109
2012	20.184476	23.978687	18.80%	3,519
2011	21.618365	20.184476	-6.63%	5,162
2010	17.309278	21.618365	24.89%	6,791
2009	13.926862	17.309278	24.29%	8,358
2008	20.832316	13.926862	-33.15%	9,219
2007	22.741481	20.832316	-8.40%	12,726
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	29.848592	36.121578	21.02%	773
2015	30.810322	29.848592	-3.12%	3,422
2014	31.027828	30.810322	-0.70%	3,749
2013	22.355183	31.027828	38.79%	4,619
2012	19.647183	22.355183	13.78%	5,076
2011	21.121050	19.647183	-6.98%	7,467
2010	17.113382	21.121050	23.42%	9,889
2009	12.891503	17.113382	32.75%	8,772
2008	21.177486	12.891503	-39.13%	10,979
2007	21.048246	21.177486	0.61%	12,964

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	22.684279	24.901026	9.77%	869
2015	22.820376	22.684279	-0.60%	901
2014	20.667120	22.820376	10.42%	934
2013	16.001710	20.667120	29.16%	1,271
2012	14.233747	16.001710	12.42%	1,337
2011	14.359252	14.233747	-0.87%	2,361
2010	12.842677	14.359252	11.81%	3,522
2009	10.358075	12.842677	23.99%	4,334
2008	17.964782	10.358075	-42.34%	4,866
2007	16.862404	17.964782	6.54%	2,778
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	13.248540	14.022365	5.84%	1,874
2015	14.221218	13.248540	-6.84%	8,854
2014	11.197893	14.221218	27.00%	14,625
2013	11.041496	11.197893	1.42%	23,781
2012	9.674180	11.041496	14.13%	41,660
2011	9.229811	9.674180	4.81%	47,929
2010	7.199571	9.229811	28.20%	50,973
2009	5.586139	7.199571	28.88%	54,139
2008*	10.000000	5.586139	-44.14%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	13.026127	14.329700	10.01%	4,607
2015	13.067803	13.026127	-0.32%	6,049
2014	11.702809	13.067803	11.66%	5,141
2013*	10.000000	11.702809	17.03%	442
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.414002	10.540432	1.21%	1,360
2015	10.581916	10.414002	-1.59%	1,360
2014	10.663192	10.581916	-0.76%	1,360
2013	10.786788	10.663192	-1.15%	2,612
2012	10.551870	10.786788	2.23%	2,635
2011	10.548150	10.551870	0.04%	2,943
2010	10.429293	10.548150	1.14%	3,912
2009	9.860285	10.429293	5.77%	4,288
2008*	10.000000	9.860285	-1.40%	810
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.193783	14.554989	19.36%	387
2015	12.981900	12.193783	-6.07%	870
2014	12.573928	12.981900	3.24%	599
2013*	10.000000	12.573928	25.74%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	14.147870	14.127324	-0.15%	959
2015	14.908856	14.147870	-5.10%	996
2014	16.436669	14.908856	-9.30%	1,033
2013	13.859670	16.436669	18.59%	1,070
2012	11.738872	13.859670	18.07%	1,106
2011	13.574005	11.738872	-13.52%	1,147
2010	12.925473	13.574005	5.02%	2,257
2009*	10.000000	12.925473	29.25%	3,197
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	13.833556	13.413052	-3.04%	0
2015	13.797853	13.833556	0.26%	0
2014	14.445495	13.797853	-4.48%	0
2013	12.414348	14.445495	16.36%	0
2012	10.610999	12.414348	17.00%	0
2011	12.256564	10.610999	-13.43%	0
2010	10.172173	12.256564	20.49%	0
2009	7.658052	10.172173	32.83%	0
2008	14.478661	7.658052	-47.11%	610
2007	14.206466	14.478661	1.92%	1,718
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	30.715557	31.594997	2.86%	0
2015	30.797972	30.715557	-0.27%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	10.637399	10.632876	-0.04%	1,072
2015	10.752299	10.637399	-1.07%	4,651
2014	10.822389	10.752299	-0.65%	5,920
2013	10.892194	10.822389	-0.64%	9,946
2012	10.544799	10.892194	3.29%	10,585
2011	10.647160	10.544799	-0.96%	12,605
2010	10.240700	10.647160	3.97%	11,164
2009	9.150793	10.240700	11.91%	12,280
2008	10.704077	9.150793	-14.51%	15,429
2007	10.346619	10.704077	3.45%	15,567
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	24.850205	26.960611	8.49%	0
2015	25.281979	24.850205	-1.71%	0
2014	23.194033	25.281979	9.00%	138
2013	17.069010	23.194033	35.88%	138
2012	15.575458	17.069010	9.59%	138
2011	16.273510	15.575458	-4.29%	501
2010	13.413659	16.273510	21.32%	886
2009	10.335393	13.413659	29.78%	1,014
2008	17.283561	10.335393	-40.20%	1,089
2007	16.265200	17.283561	6.26%	2,461

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	31.498354	31.056829	-1.40%	4,565
2015	30.767193	31.498354	2.38%	7,449
2014	30.528975	30.767193	0.78%	7,998
2013	24.344469	30.528975	25.40%	1,417
2012	20.382955	24.344469	19.44%	11,242
2011	22.564578	20.382955	-9.67%	13,135
2010	19.748832	22.564578	14.26%	12,398
2009	14.351042	19.748832	37.61%	11,837
2008	24.355978	14.351042	-41.08%	12,679
2007	23.251982	24.355978	4.75%	13,675
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.734758	10.215686	4.94%	1,490
2015	10.109905	9.734758	-3.71%	2,447
2014	9.989009	10.109905	1.21%	2,646
2013	10.152703	9.989009	-1.61%	4,919
2012*	10.000000	10.152703	1.53%	10,216
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.201285	8.839848	-3.93%	0
2015	9.037071	9.201285	1.82%	0
2014*	10.000000	9.037071	-9.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	24.668666	27.113550	9.91%	3,833
2015	24.228201	24.668666	1.82%	4,200
2014	22.223516	24.228201	9.02%	4,839
2013	17.121860	22.223516	29.80%	5,715
2012	14.869396	17.121860	15.15%	12,829
2011	15.104731	14.869396	-1.56%	15,120
2010	13.205884	15.104731	14.38%	22,330
2009	10.448177	13.205884	26.39%	25,641
2008	17.239555	10.448177	-39.39%	32,174
2007	16.763040	17.239555	2.84%	40,825
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	34.055250	39.573950	16.21%	1,571
2015	36.724236	34.055250	-7.27%	2,913
2014	33.307274	36.724236	10.26%	2,954
2013	23.985164	33.307274	38.87%	3,930
2012	20.642006	23.985164	16.20%	6,229
2011	21.413044	20.642006	-3.60%	8,240
2010	17.621145	21.413044	21.52%	9,571
2009	13.036119	17.621145	35.17%	10,896
2008	21.293886	13.036119	-38.78%	14,292
2007	21.869330	21.293886	-2.63%	17,011

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.346630	10.421269	11.50%	394
2015	10.422561	9.346630	-10.32%	1,421
2014	10.506702	10.422561	-0.80%	1,375
2013	10.628082	10.506702	-1.14%	394
2012*	10.000000	10.628082	6.28%	394
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.842097	9.885634	11.80%	0
2015	9.170931	8.842097	-3.59%	0
2014	9.158382	9.170931	0.14%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.945971	11.123363	1.62%	685
2015	11.941366	10.945971	-8.34%	203
2014	12.056240	11.941366	-0.95%	237
2013	13.066955	12.056240	-7.73%	257
2012	12.574831	13.066955	3.91%	291
2011	11.745076	12.574831	7.06%	1,029
2010	10.874552	11.745076	8.01%	991
2009*	10.000000	10.874552	8.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.495418	11.500269	0.04%	3,223
2015	11.616677	11.495418	-1.04%	6,665
2014	11.676359	11.616677	-0.51%	6,918
2013	11.851685	11.676359	-1.48%	7,080
2012	11.349481	11.851685	4.42%	14,994
2011	11.378072	11.349481	-0.25%	12,688
2010	10.954048	11.378072	3.87%	39,877
2009*	10.000000	10.954048	9.54%	46,111
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.118237	1.18%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.667199	10.806383	1.30%	1,162
2015	10.766092	10.667199	-0.92%	1,274
2014	10.466187	10.766092	2.87%	1,331
2013	10.820820	10.466187	-3.28%	1,428
2012	10.007389	10.820820	8.13%	2,491
2011*	10.000000	10.007389	0.07%	2,684

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	19.382354	22.015163	13.58%	720
2015	21.225479	19.382354	-8.68%	1,180
2014	19.410812	21.225479	9.35%	1,164
2013	14.487633	19.410812	33.98%	1,367
2012	12.314739	14.487633	17.64%	3,469
2011	13.077277	12.314739	-5.83%	7,285
2010	11.578051	13.077277	12.95%	6,617
2009	9.031982	11.578051	28.19%	3,772
2008	14.920123	9.031982	-39.46%	3,729
2007	16.081163	14.920123	-7.22%	4,173
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.343924	3.44%	119
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	18.325093	17.652674	-3.67%	0
2015	18.531085	18.325093	-1.11%	0
2014	20.130021	18.531085	-7.94%	0
2013	15.916783	20.130021	26.47%	620
2012	13.221140	15.916783	20.39%	620
2011	16.117634	13.221140	-17.97%	620
2010	14.834253	16.117634	8.65%	1,536
2009	12.052948	14.834253	23.08%	3,412
2008	21.777079	12.052948	-44.65%	3,412
2007	20.351449	21.777079	7.01%	3,412
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	31.817793	28.054150	-11.83%	372
2015	28.648034	31.817793	11.06%	686
2014	22.107656	28.648034	29.58%	537
2013	14.874074	22.107656	48.63%	458
2012	11.498337	14.874074	29.36%	355
2011	10.548103	11.498337	9.01%	0
2010*	10.000000	10.548103	5.48%	245
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.581115	7.920647	41.92%	0
2015	8.492269	5.581115	-34.28%	0
2014	10.630705	8.492269	-20.12%	0
2013	9.739333	10.630705	9.15%	355
2012*	10.000000	9.739333	-2.61%	355
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.482729	7.764929	41.63%	0
2015	8.365087	5.482729	-34.46%	0
2014	10.503060	8.365087	-20.36%	0
2013	9.643196	10.503060	8.92%	387
2012*	10.000000	9.643196	-3.57%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	20.096430	20.619011	2.60%	5,694
2015	21.004884	20.096430	-4.32%	15,882
2014	19.302060	21.004884	8.82%	15,957
2013	14.594594	19.302060	32.25%	16,727
2012	12.710606	14.594594	14.82%	17,231
2011	13.814328	12.710606	-7.99%	17,295
2010	12.451967	13.814328	10.94%	23,213
2009	9.924005	12.451967	25.47%	24,030
2008	16.174584	9.924005	-38.64%	23,984
2007	14.897796	16.174584	8.57%	28,272
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	17.974740	19.112260	6.33%	0
2015	17.977741	17.974740	-0.02%	0
2014	15.420623	17.977741	16.58%	0
2013	13.053315	15.420623	18.14%	0
2012	11.694596	13.053315	11.62%	0
2011	11.121085	11.694596	5.16%	0
2010	9.940685	11.121085	11.87%	0
2009	8.719001	9.940685	14.01%	0
2008	12.455929	8.719001	-30.00%	0
2007	11.723930	12.455929	6.24%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.838114	19.692360	-0.73%	0
2015	19.822792	19.838114	0.08%	0
2014	19.326832	19.822792	2.57%	0
2013	13.991421	19.326832	38.13%	0
2012	11.769153	13.991421	18.88%	0
2011	12.616952	11.769153	-6.72%	0
2010*	10.000000	12.616952	26.17%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	23.016386	24.490257	6.40%	239
2015	23.999540	23.016386	-4.10%	239
2014	24.768425	23.999540	-3.10%	239
2013	16.695556	24.768425	48.35%	239
2012	15.673689	16.695556	6.52%	239
2011	16.636421	15.673689	-5.79%	239
2010	13.289036	16.636421	25.19%	377
2009	8.816097	13.289036	50.74%	0
2008	15.241347	8.816097	-42.16%	0
2007	13.562271	15.241347	12.38%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.219242	11.440758	1.97%	0
2015	11.522572	11.219242	-2.63%	0
2014	11.208713	11.522572	2.80%	0
2013	10.150789	11.208713	10.42%	0
2012*	10.000000	10.150789	1.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	24.796566	27.170828	9.57%	0
2015	24.782342	24.796566	0.06%	0
2014	22.986004	24.782342	7.81%	0
2013	17.311831	22.986004	32.78%	0
2012	14.968109	17.311831	15.66%	0
2011	14.304207	14.968109	4.64%	0
2010	12.854596	14.304207	11.28%	0
2009	10.827274	12.854596	18.72%	0
2008	18.506988	10.827274	-41.50%	0
2007	17.892030	18.506988	3.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	32.876571	40.475152	23.11%	22,269
2015	35.338702	32.876571	-6.97%	24,133
2014	32.880765	35.338702	7.48%	29,244
2013	24.216588	32.880765	35.78%	29,343
2012	20.721634	24.216588	16.87%	34,625
2011	22.986580	20.721634	-9.85%	36,095
2010	18.406669	22.986580	24.88%	20,734
2009	13.079240	18.406669	40.73%	4,343
2008	20.635008	13.079240	-36.62%	5,115
2007	20.604211	20.635008	0.15%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	13.346432	13.744427	2.98%	129,808
2015	13.871458	13.346432	-3.78%	143,110
2014	13.612111	13.871458	1.91%	191,471
2013	15.076827	13.612111	-9.72%	208,657
2012	14.232459	15.076827	5.93%	166,498
2011	12.910361	14.232459	10.24%	155,226
2010	12.449686	12.910361	3.70%	109,111
2009	11.450417	12.449686	8.73%	85,067
2008	11.794488	11.450417	-2.92%	64,785
2007	10.920015	11.794488	8.01%	48,319

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	23.100038	25.797056	11.68%	0
2015	24.897323	23.100038	-7.22%	0
2014	22.467450	24.897323	10.82%	0
2013	16.810054	22.467450	33.65%	0
2012	14.888184	16.810054	12.91%	0
2011	14.672334	14.888184	1.47%	0
2010	13.062460	14.672334	12.32%	0
2009	11.242922	13.062460	16.18%	0
2008	17.461039	11.242922	-35.61%	0
2007	17.778371	17.461039	-1.78%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	22.910569	27.736802	21.07%	42,033
2015	23.596828	22.910569	-2.91%	46,218
2014	20.578136	23.596828	14.67%	45,061
2013	16.058213	20.578136	28.15%	56,422
2012	14.005712	16.058213	14.65%	62,508
2011	14.317670	14.005712	-2.18%	65,392
2010	12.198606	14.317670	17.37%	43,246
2009	9.526439	12.198606	28.05%	32,614
2008	12.792189	9.526439	-25.53%	26,671
2007	13.290580	12.792189	-3.75%	29,323
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.764095	11.179574	14.50%	2,459
2015*	10.000000	9.764095	-2.36%	775
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.936588	15.296183	2.41%	230,483
2015	15.294106	14.936588	-2.34%	233,565
2014	15.209523	15.294106	0.56%	253,770
2013	13.475079	15.209523	12.87%	280,335
2012	12.421855	13.475079	8.48%	301,758
2011	13.067152	12.421855	-4.94%	277,985
2010	12.067934	13.067152	8.28%	127,553
2009*	10.000000	12.067934	20.68%	23,129
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.217194	10.258728	11.30%	902
2015*	10.000000	9.217194	-7.83%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.792122	9.897857	1.08%	14,587
2015*	10.000000	9.792122	-2.08%	9,364
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.758795	15.206604	29.32%	4,309
2015	12.743222	11.758795	-7.73%	5,823
2014	12.230454	12.743222	4.19%	8,013
2013*	10.000000	12.230454	22.30%	1,999

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.468677	11.897741	13.65%	12,069
2015	10.885861	10.468677	-3.83%	12,614
2014*	10.000000	10.885861	8.86%	1,550
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	33.613089	41.691817	24.03%	14,818
2015	34.885764	33.613089	-3.65%	16,256
2014	33.640283	34.885764	3.70%	20,734
2013	24.233727	33.640283	38.82%	23,994
2012	21.224949	24.233727	14.18%	31,813
2011	21.394413	21.224949	-0.79%	33,855
2010	17.235524	21.394413	24.13%	26,016
2009	13.974154	17.235524	23.34%	14,333
2008	20.504377	13.974154	-31.85%	12,668
2007	20.923558	20.504377	-2.00%	11,623
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	25.151804	27.652060	9.94%	34,450
2015	25.276489	25.151804	-0.49%	38,074
2014	22.653800	25.276489	11.58%	41,383
2013	17.435668	22.653800	29.93%	51,515
2012	15.306274	17.435668	13.91%	62,755
2011	15.267909	15.306274	0.25%	56,376
2010	13.512440	15.267909	12.99%	54,148
2009	10.867044	13.512440	24.34%	56,241
2008	17.575096	10.867044	-38.17%	60,522
2007	16.969878	17.575096	3.57%	69,096
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	21.895515	23.249659	6.18%	31,529
2015	22.814278	21.895515	-4.03%	39,362
2014	21.447816	22.814278	6.37%	41,623
2013	17.993863	21.447816	19.20%	64,678
2012	16.561713	17.993863	8.65%	69,243
2011	15.438650	16.561713	7.27%	53,666
2010	13.603246	15.438650	13.49%	12,171
2009	11.281615	13.603246	20.58%	5,028
2008	16.272778	11.281615	-30.67%	4,156
2007	15.438813	16.272778	5.40%	4,184
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	19.538332	22.511444	15.22%	0
2015	20.318212	19.538332	-3.84%	0
2014	20.327619	20.318212	-0.05%	0
2013	13.902178	20.327619	46.22%	0
2012	11.720663	13.902178	18.61%	0
2011	13.824260	11.720663	-15.22%	0
2010	10.712167	13.824260	29.05%	0
2009	8.634253	10.712167	24.07%	0
2008	14.065272	8.634253	-38.61%	0
2007	16.071699	14.065272	-12.48%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.756833	10.486546	7.48%	3,934
2015	9.989462	9.756833	-2.33%	2,943
2014	10.068545	9.989462	-0.79%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	15.289625	14.407940	-5.77%	0
2015	16.564696	15.289625	-7.70%	0
2014	17.017826	16.564696	-2.66%	0
2013	14.856675	17.017826	14.55%	0
2012	13.687983	14.856675	8.54%	0
2011	14.683822	13.687983	-6.78%	0
2010	13.171340	14.683822	11.48%	0
2009	11.787834	13.171340	11.74%	0
2008	16.989717	11.787834	-30.62%	0
2007	15.708894	16.989717	8.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	13.850713	14.146825	2.14%	19,362
2015	14.102217	13.850713	-1.78%	21,572
2014	13.810082	14.102217	2.12%	26,369
2013	13.894789	13.810082	-0.61%	30,084
2012	12.869675	13.894789	7.97%	44,618
2011	12.790728	12.869675	0.62%	48,949
2010	11.974030	12.790728	6.82%	55,210
2009	10.101766	11.974030	18.53%	65,857
2008	11.076617	10.101766	-8.80%	63,306
2007	10.680041	11.076617	3.71%	79,597
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	15.101297	15.677180	3.81%	85,496
2015	15.389577	15.101297	-1.87%	107,023
2014	14.969777	15.389577	2.80%	104,326
2013	13.405569	14.969777	11.67%	127,420
2012	12.178768	13.405569	10.07%	154,354
2011	12.398062	12.178768	-1.77%	118,368
2010	11.166697	12.398062	11.03%	76,517
2009	9.131944	11.166697	22.28%	32,530
2008	12.370445	9.131944	-26.18%	39,240
2007	11.566476	12.370445	6.95%	17,981
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	15.668873	16.354900	4.38%	466,131
2015	15.956541	15.668873	-1.80%	491,240
2014	15.464277	15.956541	3.18%	513,911
2013	13.556345	15.464277	14.07%	523,796
2012	12.153713	13.556345	11.54%	540,054
2011	12.474560	12.153713	-2.57%	504,803
2010	11.060351	12.474560	12.79%	210,700
2009	8.721797	11.060351	26.81%	50,919
2008	13.156786	8.721797	-33.71%	25,367
2007	12.128889	13.156786	8.47%	19,490

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	16.339438	17.146887	4.94%	76,187
2015	16.651222	16.339438	-1.87%	76,619
2014	16.114724	16.651222	3.33%	80,591
2013	13.454729	16.114724	19.77%	81,914
2012	11.841534	13.454729	13.62%	80,683
2011	12.352735	11.841534	-4.14%	77,091
2010	10.804752	12.352735	14.33%	20,001
2009	8.349378	10.804752	29.41%	21,329
2008	13.689247	8.349378	-39.01%	14,046
2007	12.493309	13.689247	9.57%	7,439
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.431782	4.32%	658
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	13.565323	17.866762	31.71%	27,609
2015	17.351683	13.565323	-21.82%	35,958
2014	20.163384	17.351683	-13.94%	28,831
2013	16.463930	20.163384	22.47%	33,335
2012	15.935324	16.463930	3.32%	35,968
2011	17.038919	15.935324	-6.48%	42,810
2010	14.495096	17.038919	17.55%	32,324
2009	9.956721	14.495096	45.58%	32,664
2008	22.136758	9.956721	-55.02%	22,991
2007	15.408470	22.136758	43.67%	18,120
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	22.208360	25.789342	16.12%	93,097
2015	23.508684	22.208360	-5.53%	107,419
2014	21.967638	23.508684	7.02%	116,415
2013	17.420485	21.967638	26.10%	146,708
2012	15.086420	17.420485	15.47%	158,895
2011	15.192949	15.086420	-0.70%	165,900
2010	13.401575	15.192949	13.37%	146,941
2009	10.459329	13.401575	28.13%	94,465
2008	18.540287	10.459329	-43.59%	86,349
2007	18.559236	18.540287	-0.10%	113,087
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.258405	12.58%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	26.671433	26.457042	-0.80%	51,833
2015	25.290301	26.671433	5.46%	53,945
2014	23.093139	25.290301	9.51%	51,128
2013	17.212475	23.093139	34.17%	61,699
2012	15.251883	17.212475	12.85%	69,338
2011	15.465188	15.251883	-1.38%	65,133
2010	12.656565	15.465188	22.19%	43,820
2009	10.025990	12.656565	26.24%	27,100
2008	19.288579	10.025990	-48.02%	22,834
2007	15.438157	19.288579	24.94%	17,435
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	14.016010	14.446478	3.07%	298,197
2015	14.329567	14.016010	-2.19%	328,122
2014	13.753043	14.329567	4.19%	390,949
2013	14.235606	13.753043	-3.39%	414,241
2012	13.665135	14.235606	4.17%	406,170
2011	12.941194	13.665135	5.59%	401,575
2010	12.197618	12.941194	6.10%	430,420
2009	10.708075	12.197618	13.91%	514,389
2008	11.243823	10.708075	-4.76%	495,672
2007	10.951260	11.243823	2.67%	508,173
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	36.530867	40.336059	10.42%	77,513
2015	37.643926	36.530867	-2.96%	92,825
2014	35.988361	37.643926	4.60%	91,718
2013	26.849753	35.988361	34.04%	106,141
2012	23.758224	26.849753	13.01%	137,034
2011	27.014572	23.758224	-12.05%	150,566
2010	21.298626	27.014572	26.84%	121,692
2009	15.448824	21.298626	37.87%	104,125
2008	25.930971	15.448824	-40.42%	97,691
2007	22.791856	25.930971	13.77%	100,103
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	22.862986	21.366883	-6.54%	30,683
2015	22.436258	22.862986	1.90%	32,894
2014	24.801023	22.436258	-9.53%	0
2013	19.313935	24.801023	28.41%	0
2012	16.264403	19.313935	18.75%	0
2011	19.945109	16.264403	-18.45%	0
2010	17.918989	19.945109	11.31%	0
2009	14.390862	17.918989	24.52%	0
2008	26.031640	14.390862	-44.72%	0
2007	22.545159	26.031640	15.46%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	30.292773	32.655866	7.80%	749
2015	31.719324	30.292773	-4.50%	2,401
2014	30.187295	31.719324	5.08%	4,085
2013	23.505337	30.187295	28.43%	4,371
2012	18.752426	23.505337	25.35%	8,115
2011	20.897175	18.752426	-10.26%	7,175
2010	16.766879	20.897175	24.63%	5,518
2009	10.815184	16.766879	55.03%	6,760
2008	22.505859	10.815184	-51.95%	8,100
2007	21.638152	22.505859	4.01%	8,929
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.676101	13.037157	11.66%	72,572
2015	12.620008	11.676101	-7.48%	72,419
2014	12.438455	12.620008	1.46%	73,417
2013	10.187087	12.438455	22.10%	73,326
2012	8.953922	10.187087	13.77%	72,912
2011	9.218340	8.953922	-2.87%	70,788
2010	8.475367	9.218340	8.77%	53,586
2009	6.595954	8.475367	28.49%	42,938
2008*	10.000000	6.595954	-34.04%	37,634
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	14.014111	15.764238	12.49%	144,012
2015	15.284102	14.014111	-8.31%	164,282
2014	14.809675	15.284102	3.20%	218,755
2013	13.175492	14.809675	12.40%	258,760
2012	11.856123	13.175492	11.13%	258,693
2011	11.738165	11.856123	1.00%	306,839
2010	10.560423	11.738165	11.15%	305,847
2009	7.894728	10.560423	33.77%	268,207
2008	11.376790	7.894728	-30.61%	273,423
2007	11.115728	11.376790	2.35%	279,796
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	24.405153	27.939036	14.48%	25,110
2015	25.675789	24.405153	-4.95%	26,909
2014	23.938947	25.675789	7.26%	38,958
2013	18.711238	23.938947	27.94%	47,972
2012	16.941401	18.711238	10.45%	89,355
2011	16.200863	16.941401	4.57%	109,453
2010	13.612280	16.200863	19.02%	115,800
2009	11.759021	13.612280	15.76%	111,514
2008	16.351297	11.759021	-28.09%	121,785
2007	17.034126	16.351297	-4.01%	164,283

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	30.200764	38.788406	28.44%	42,072
2015	33.055931	30.200764	-8.64%	50,893
2014	33.318067	33.055931	-0.79%	59,585
2013	24.790246	33.318067	34.40%	64,253
2012	21.227051	24.790246	16.79%	84,256
2011	22.357673	21.227051	-5.06%	98,934
2010	17.675073	22.357673	26.49%	94,605
2009	13.872311	17.675073	27.41%	114,958
2008	20.994058	13.872311	-33.92%	42,130
2007	21.801820	20.994058	-3.71%	49,948
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.410485	8.585843	15.86%	7,264
2015	9.343599	7.410485	-20.69%	9,802
2014*	10.000000	9.343599	-6.56%	11,077
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	20.500642	21.675791	5.73%	28,279
2015	22.224172	20.500642	-7.76%	31,676
2014	25.350296	22.224172	-12.33%	35,025
2013	20.896927	25.350296	21.31%	0
2012	17.916784	20.896927	16.63%	0
2011	20.322853	17.916784	-11.84%	0
2010	19.003244	20.322853	6.94%	0
2009	14.056429	19.003244	35.19%	0
2008	23.899086	14.056429	-41.18%	0
2007	20.984278	23.899086	13.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.246939	9.390508	1.55%	66,036
2015	9.795156	9.246939	-5.60%	84,224
2014	9.750470	9.795156	0.46%	118,493
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.908081	11.227984	2.93%	696
2015	11.740326	10.908081	-7.09%	0
2014	11.449263	11.740326	2.54%	0
2013	10.219489	11.449263	12.03%	0
2012*	10.000000	10.219489	2.19%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.275245	10.087884	-1.82%	3,927
2015	10.226781	10.275245	0.47%	4,138
2014	9.905190	10.226781	3.25%	1,281
2013*	10.000000	9.905190	-0.95%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.663314	14.757665	0.64%	729
2015	14.189934	14.663314	3.34%	7,509
2014	13.297860	14.189934	6.71%	7,171
2013	9.642499	13.297860	37.91%	9,107
2012*	10.000000	9.642499	-3.58%	14,753
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.242528	13.667447	11.64%	2,909
2015	12.965066	12.242528	-5.57%	3,040
2014	12.616435	12.965066	2.76%	2,955
2013	9.955345	12.616435	26.73%	2,435
2012*	10.000000	9.955345	-0.45%	2,849
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.895240	13.786616	-0.78%	16,604
2015	13.940168	13.895240	-0.32%	19,112
2014	13.121647	13.940168	6.24%	23,408
2013	9.737053	13.121647	34.76%	25,208
2012*	10.000000	9.737053	-2.63%	35,471
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	14.270672	13.716969	-3.88%	56,270
2015	15.783355	14.270672	-9.58%	74,235
2014	16.888577	15.783355	-6.54%	111,535
2013	13.681267	16.888577	23.44%	156,977
2012	11.637337	13.681267	17.56%	152,680
2011	12.712334	11.637337	-8.46%	180,496
2010	11.857519	12.712334	7.21%	105,753
2009*	10.000000	11.857519	18.58%	38,669
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.927537	12.525419	14.62%	18,475
2015	11.847779	10.927537	-7.77%	18,983
2014	11.785431	11.847779	0.53%	20,607
2013	10.811552	11.785431	9.01%	31,360
2012*	10.000000	10.811552	8.12%	11,330
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.760516	13.358601	4.69%	7,718
2015	13.728671	12.760516	-7.05%	10,147
2014	12.901284	13.728671	6.41%	12,592
2013	10.064650	12.901284	28.18%	8,167
2012*	10.000000	10.064650	0.65%	5,668

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	23.747255	24.440460	2.92%	0
2015	23.973812	23.747255	-0.95%	0
2014	22.452186	23.973812	6.78%	0
2013	18.997371	22.452186	18.19%	0
2012	16.986066	18.997371	11.84%	0
2011	16.987838	16.986066	-0.01%	0
2010	15.927003	16.987838	6.66%	0
2009	12.856037	15.927003	23.89%	0
2008	15.525436	12.856037	-17.19%	0
2007	14.270926	15.525436	8.79%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.782774	9.865484	0.85%	21,901
2015*	10.000000	9.782774	-2.17%	10,486
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	33.290884	33.480626	0.57%	31,395
2015	30.147632	33.290884	10.43%	35,427
2014	28.174446	30.147632	7.00%	41,957
2013	21.820421	28.174446	29.12%	47,781
2012	17.858839	21.820421	22.18%	53,619
2011	19.453130	17.858839	-8.20%	51,426
2010	18.519285	19.453130	5.04%	43,417
2009	12.856640	18.519285	44.04%	27,754
2008	23.402581	12.856640	-45.06%	13,447
2007	17.363405	23.402581	34.78%	6,635
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.809295	16.633616	12.32%	15,960
2015	14.345516	14.809295	3.23%	15,874
2014	13.298723	14.345516	7.87%	13,711
2013	9.956837	13.298723	33.56%	10,230
2012*	10.000000	9.956837	-0.43%	11,550
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	27.012883	24.861677	-7.96%	10,679
2015	30.026296	27.012883	-10.04%	11,921
2014	34.627751	30.026296	-13.29%	15,461
2013	30.714992	34.627751	12.74%	17,228
2012	27.510257	30.714992	11.65%	26,899
2011	41.214264	27.510257	-33.25%	0
2010	33.417544	41.214264	23.33%	0
2009	18.916833	33.417544	76.66%	0
2008	40.142189	18.916833	-52.88%	0
2007	31.787788	40.142189	26.28%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.300082	8.698337	19.15%	1,193
2015	9.256522	7.300082	-21.14%	1,822
2014	9.839484	9.256522	-5.92%	5,434

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.970969	-0.29%	672
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.548081	13.468357	7.33%	8,345
2015	12.998711	12.548081	-3.47%	8,945
2014	14.244140	12.998711	-8.74%	9,604
2013	10.224572	14.244140	39.31%	9,675
2012*	10.000000	10.224572	2.25%	5,146
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	27.650885	31.036495	12.24%	111,844
2015	28.293551	27.650885	-2.27%	131,527
2014	26.025521	28.293551	8.71%	149,236
2013	19.456003	26.025521	33.77%	163,763
2012	17.019718	19.456003	14.31%	183,359
2011	17.332997	17.019718	-1.81%	199,624
2010	15.798089	17.332997	9.72%	171,714
2009	13.078095	15.798089	20.80%	195,282
2008	19.711303	13.078095	-33.65%	36,561
2007	18.572196	19.711303	6.13%	35,094
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.690071	16.073429	2.44%	82,660
2015	14.959329	15.690071	4.88%	89,657
2014	14.994200	14.959329	-0.23%	84,263
2013	11.908476	14.994200	25.91%	84,230
2012	10.412896	11.908476	14.36%	89,792
2011	10.746091	10.412896	-3.10%	72,447
2010*	10.000000	10.746091	7.46%	25,821
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.735409	10.165409	4.42%	461
2015*	10.000000	9.735409	-2.65%	535
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	12.949079	13.523340	4.43%	11,665
2015	13.236449	12.949079	-2.17%	12,060
2014	12.473881	13.236449	6.11%	17,148
2013	12.718376	12.473881	-1.92%	18,365
2012	11.807386	12.718376	7.72%	23,311
2011	11.354982	11.807386	3.98%	23,945
2010	10.771586	11.354982	5.42%	28,135
2009	9.982568	10.771586	7.90%	30,064
2008	11.300746	9.982568	-11.66%	224,061
2007	10.888066	11.300746	3.79%	255,426

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	22.110081	24.120298	9.09%	0
2015	22.679209	22.110081	-2.51%	0
2014	22.343756	22.679209	1.50%	0
2013	24.823152	22.343756	-9.99%	0
2012	21.347541	24.823152	16.28%	0
2011	20.245173	21.347541	5.45%	0
2010	18.700436	20.245173	8.26%	0
2009	14.569082	18.700436	28.36%	0
2008	17.370623	14.569082	-16.13%	0
2007	16.551235	17.370623	4.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.223058	9.326549	13.42%	456
2015*	10.000000	8.223058	-17.77%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.369889	16.831508	9.51%	15,899
2015	16.783094	15.369889	-8.42%	15,919
2014	17.371316	16.783094	-3.39%	17,683
2013	13.348145	17.371316	30.14%	18,312
2012	11.034498	13.348145	20.97%	17,561
2011	11.288018	11.034498	-2.25%	16,124
2010*	10.000000	11.288018	12.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	21.200786	25.142854	18.59%	93,308
2015	22.489885	21.200786	-5.73%	111,446
2014	20.184237	22.489885	11.42%	118,778
2013	15.538866	20.184237	29.90%	139,913
2012	13.763734	15.538866	12.90%	166,996
2011	13.884154	13.763734	-0.87%	185,503
2010	12.438227	13.884154	11.62%	182,678
2009*	10.000000	12.438227	24.38%	1,008
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.561756	15.658572	7.53%	4,539,260
2015	14.617188	14.561756	-0.38%	4,803,781
2014	14.112912	14.617188	3.57%	5,050,016
2013	11.604010	14.112912	21.62%	5,234,684
2012	10.165503	11.604010	14.15%	5,346,322
2011	10.209472	10.165503	-0.43%	5,133,243
2010	9.238844	10.209472	10.51%	3,712,065
2009	7.588470	9.238844	21.75%	1,974,450
2008	10.954073	7.588470	-30.72%	791,726
2007	10.462278	10.954073	4.70%	585,179

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.545328	11.691765	1.27%	1,761,649
2015	11.730420	11.545328	-1.58%	1,919,597
2014	11.327043	11.730420	3.56%	1,891,898
2013	11.785385	11.327043	-3.89%	1,936,847
2012	11.381759	11.785385	3.55%	1,769,210
2011	10.912484	11.381759	4.30%	1,518,171
2010	10.436622	10.912484	4.56%	1,044,464
2009	9.433308	10.436622	10.64%	456,231
2008	10.609831	9.433308	-11.09%	212,942
2007	10.444352	10.609831	1.58%	154,167
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	16.249589	16.060828	-1.16%	120,020
2015	15.460382	16.249589	5.10%	138,558
2014	15.389466	15.460382	0.46%	138,010
2013	12.126730	15.389466	26.91%	140,356
2012	10.069132	12.126730	20.43%	160,587
2011	11.254382	10.069132	-10.53%	157,715
2010	10.249994	11.254382	9.80%	134,232
2009	7.337562	10.249994	39.69%	91,685
2008	12.121527	7.337562	-39.47%	81,138
2007	10.744833	12.121527	12.81%	41,283
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	15.522153	16.701120	7.60%	190,112
2015	14.784351	15.522153	4.99%	235,818
2014	13.867974	14.784351	6.61%	260,348
2013	10.846099	13.867974	27.86%	297,220
2012	9.365156	10.846099	15.81%	389,003
2011	9.960000	9.365156	-5.97%	409,413
2010	8.542120	9.960000	16.60%	338,799
2009	6.239296	8.542120	36.91%	272,661
2008	11.337557	6.239296	-44.97%	281,612
2007	10.271422	11.337557	10.38%	185,875
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	13.392624	14.677198	9.59%	1,578,876
2015	13.429965	13.392624	-0.28%	1,764,612
2014	12.350590	13.429965	8.74%	1,815,501
2013	9.415433	12.350590	31.17%	1,996,421
2012	8.153379	9.415433	15.48%	2,286,762
2011	8.453715	8.153379	-3.55%	2,109,990
2010	7.721847	8.453715	9.48%	1,387,404
2009	5.989361	7.721847	28.93%	536,675
2008	9.802828	5.989361	-38.90%	168,304
2007*	10.000000	9.802828	-1.97%	49,572

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	23.428587	27.174980	15.99%	60,291
2015	25.404465	23.428587	-7.78%	69,427
2014	23.641763	25.404465	7.46%	75,681
2013	17.712598	23.641763	33.47%	80,198
2012	15.194556	17.712598	16.57%	91,578
2011	15.805002	15.194556	-3.86%	103,089
2010	13.877669	15.805002	13.89%	82,099
2009	10.967290	13.877669	26.54%	52,693
2008	17.708621	10.967290	-38.07%	63,977
2007	18.432802	17.708621	-3.93%	161,165
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.276671	9.424010	1.59%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.017925	12.107350	9.89%	0
2015	11.533027	11.017925	-4.47%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.852225	11.644940	7.30%	0
2015	11.197987	10.852225	-3.09%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	19.744284	22.235908	12.62%	18,807
2015	20.550311	19.744284	-3.92%	22,398
2014	20.313467	20.550311	1.17%	28,279
2013	19.231348	20.313467	5.63%	1,993
2012	17.017897	19.231348	13.01%	2,130
2011	16.615888	17.017897	2.42%	2,974
2010	14.885141	16.615888	11.63%	3,197
2009	10.334841	14.885141	44.03%	6,852
2008	14.548361	10.334841	-28.96%	8,442
2007	14.300269	14.548361	1.73%	14,773
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.785655	14.321839	12.01%	26,418
2015	13.117078	12.785655	-2.53%	29,756
2014	12.478109	13.117078	5.12%	33,178
2013	8.812490	12.478109	41.60%	35,756
2012	7.646121	8.812490	15.25%	44,120
2011	8.773136	7.646121	-12.85%	39,823
2010	7.707297	8.773136	13.83%	23,536
2009	5.107601	7.707297	50.90%	9,768
2008*	10.000000	5.107601	-48.92%	392

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.829315	16.108569	8.63%	91,875
2015	15.095404	14.829315	-1.76%	112,617
2014	13.846726	15.095404	9.02%	134,363
2013	10.130566	13.846726	36.68%	150,667
2012	9.219979	10.130566	9.88%	177,226
2011	9.661405	9.219979	-4.57%	191,016
2010	7.926029	9.661405	21.89%	180,008
2009	6.120582	7.926029	29.50%	351,229
2008*	10.000000	6.120582	-38.79%	416,126
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.404890	13.261408	6.90%	25,155
2015	12.799134	12.404890	-3.08%	25,157
2014	12.415957	12.799134	3.09%	23,300
2013	9.720625	12.415957	27.73%	23,353
2012	8.483576	9.720625	14.58%	24,961
2011	9.185337	8.483576	-7.64%	28,217
2010	8.099592	9.185337	13.40%	8,951
2009	6.355008	8.099592	27.45%	1,261
2008*	10.000000	6.355008	-36.45%	1,541
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.344881	12.922577	4.68%	1,342,474
2015	12.647807	12.344881	-2.40%	1,535,026
2014	12.292622	12.647807	2.89%	1,633,880
2013	10.867888	12.292622	13.11%	1,702,896
2012	9.919751	10.867888	9.56%	1,761,402
2011	10.192308	9.919751	-2.67%	1,652,574
2010	9.357952	10.192308	8.92%	1,281,625
2009	7.916818	9.357952	18.20%	555,434
2008*	10.000000	7.916818	-20.83%	189,543
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.546506	13.283830	5.88%	3,889,784
2015	12.889463	12.546506	-2.66%	4,416,225
2014	12.479625	12.889463	3.28%	4,588,446
2013	10.433676	12.479625	19.61%	4,557,647
2012	9.307046	10.433676	12.11%	4,590,081
2011	9.771043	9.307046	-4.75%	4,373,640
2010	8.812871	9.771043	10.87%	3,424,302
2009	7.194892	8.812871	22.49%	1,772,856
2008*	10.000000	7.194892	-28.05%	401,397

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.676574	12.050746	3.20%	507,040
2015	11.923875	11.676574	-2.07%	465,449
2014	11.696785	11.923875	1.94%	447,855
2013	11.299466	11.696785	3.52%	490,581
2012	10.655439	11.299466	6.04%	581,937
2011	10.650655	10.655439	0.04%	390,630
2010	10.108923	10.650655	5.36%	201,830
2009	9.066730	10.108923	11.49%	65,762
2008*	10.000000	9.066730	-9.33%	18,514
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.307537	10.733802	4.14%	0
2015	10.917382	10.307537	-5.59%	0
2014	10.822186	10.917382	0.88%	0
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.249384	10.739545	4.78%	0
2015	10.922285	10.249384	-6.16%	0
2014	10.960668	10.922285	-0.35%	0
2013*	10.000000	10.960668	9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.474867	13.136291	5.30%	3,616,962
2015	12.781824	12.474867	-2.40%	3,887,195
2014	12.390488	12.781824	3.16%	4,399,586
2013	10.661747	12.390488	16.21%	4,591,908
2012	9.618214	10.661747	10.85%	4,617,769
2011	9.982416	9.618214	-3.65%	4,120,174
2010	9.085842	9.982416	9.87%	2,847,250
2009	7.552592	9.085842	20.30%	1,186,579
2008*	10.000000	7.552592	-24.47%	98,966
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.455975	13.221117	6.14%	258,271
2015	12.819720	12.455975	-2.84%	285,160
2014	12.428198	12.819720	3.15%	391,730
2013	10.137244	12.428198	22.60%	439,433
2012	8.968194	10.137244	13.04%	415,573
2011	9.536164	8.968194	-5.96%	411,966
2010	8.531026	9.536164	11.78%	406,146
2009	6.831944	8.531026	24.87%	213,212
2008*	10.000000	6.831944	-31.68%	94,689

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.168029	12.724189	4.57%	853,793
2015	12.467336	12.168029	-2.40%	933,120
2014	12.142261	12.467336	2.68%	996,773
2013	11.064882	12.142261	9.74%	1,089,420
2012	10.192902	11.064882	8.55%	1,121,795
2011	10.360114	10.192902	-1.61%	889,513
2010	9.631751	10.360114	7.56%	610,794
2009	8.296674	9.631751	16.09%	222,707
2008*	10.000000	8.296674	-17.03%	51,433
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	12.021743	12.453505	3.59%	132,699
2015	12.294516	12.021743	-2.22%	141,907
2014	11.905707	12.294516	3.27%	159,864
2013	12.331110	11.905707	-3.45%	154,952
2012	11.630010	12.331110	6.03%	138,080
2011	11.096503	11.630010	4.81%	115,858
2010	10.534320	11.096503	5.34%	114,461
2009	9.833651	10.534320	7.13%	184,462
2008*	10.000000	9.833651	-1.66%	5,159
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	13.075110	13.329376	1.94%	41,830
2015	13.322944	13.075110	-1.86%	49,423
2014	12.876674	13.322944	3.47%	55,615
2013	13.325910	12.876674	-3.37%	55,311
2012	12.611065	13.325910	5.67%	48,413
2011	12.054199	12.611065	4.62%	42,238
2010	11.302080	12.054199	6.65%	9,710
2009	9.839470	11.302080	14.86%	4,029
2008*	10.000000	9.839470	-1.61%	3,243
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	25.585677	27.128868	6.03%	9,787
2015	30.962029	25.585677	-17.36%	10,695
2014	33.293585	30.962029	-7.00%	11,603
2013	33.605050	33.293585	-0.93%	0
2012	29.118581	33.605050	15.41%	0
2011	38.133539	29.118581	-23.64%	0
2010	33.348434	38.133539	14.35%	0
2009	20.727818	33.348434	60.89%	0
2008	49.945207	20.727818	-58.50%	0
2007	34.872641	49.945207	43.22%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.981661	12.901864	-0.61%	197,657
2015	13.173644	12.981661	-1.46%	218,007
2014	12.770434	13.173644	3.16%	252,782
2013	13.492384	12.770434	-5.35%	288,576
2012	13.271782	13.492384	1.66%	304,043
2011	12.542901	13.271782	5.81%	307,794
2010	12.134304	12.542901	3.37%	383,801
2009	11.978319	12.134304	1.30%	429,573
2008	11.272066	11.978319	6.27%	516,779
2007	10.663790	11.272066	5.70%	416,386
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.765119	9.634382	-1.34%	736,363
2015	9.898750	9.765119	-1.35%	759,177
2014	10.034210	9.898750	-1.35%	616,996
2013	10.171524	10.034210	-1.35%	687,063
2012	10.311101	10.171524	-1.35%	788,653
2011	10.451806	10.311101	-1.35%	702,979
2010	10.594821	10.451806	-1.35%	412,241
2009	10.735302	10.594821	-1.31%	317,375
2008	10.663223	10.735302	0.68%	467,859
2007	10.315557	10.663223	3.37%	197,813
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.504104	8.442771	-0.72%	41,048
2015	8.907378	8.504104	-4.53%	42,951
2014	9.094737	8.907378	-2.06%	48,172
2013	7.841921	9.094737	15.98%	46,465
2012	6.899010	7.841921	13.67%	54,926
2011	7.770266	6.899010	-11.21%	54,620
2010	6.970197	7.770266	11.48%	38,931
2009	5.458108	6.970197	27.70%	17,260
2008*	10.000000	5.458108	-45.42%	3,795
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.532700	9.453544	-0.83%	10,523
2015	9.799263	9.532700	-2.72%	10,106
2014	10.588556	9.799263	-7.45%	7,192
2013	8.869766	10.588556	19.38%	6,664
2012	7.606187	8.869766	16.61%	7,340
2011	8.846856	7.606187	-14.02%	7,578
2010	8.350063	8.846856	5.95%	7,718
2009	6.581420	8.350063	26.87%	9,232
2008	11.723228	6.581420	-43.86%	8,658
2007	10.864484	11.723228	7.90%	10,088

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	24.153161	26.083960	7.99%	92,605
2015	24.730536	24.153161	-2.33%	95,439
2014	23.878538	24.730536	3.57%	124,594
2013	19.022168	23.878538	25.53%	145,291
2012	16.637218	19.022168	14.34%	158,899
2011	17.554574	16.637218	-5.23%	151,614
2010	15.523723	17.554574	13.08%	148,499
2009	12.370643	15.523723	25.49%	137,790
2008	19.855704	12.370643	-37.70%	147,316
2007	18.997011	19.855704	4.52%	187,500
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	15.257174	16.000404	4.87%	483,881
2015	15.492881	15.257174	-1.52%	509,829
2014	15.016353	15.492881	3.17%	534,626
2013	13.420290	15.016353	11.89%	566,586
2012	12.437013	13.420290	7.91%	548,615
2011	12.496296	12.437013	-0.47%	451,633
2010	11.535143	12.496296	8.33%	328,876
2009*	10.000000	11.535143	15.35%	136,062
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	17.366154	18.458269	6.29%	1,267,128
2015	17.697939	17.366154	-1.87%	1,322,484
2014	17.051415	17.697939	3.79%	1,347,838
2013	14.464860	17.051415	17.88%	1,364,426
2012	13.063036	14.464860	10.73%	1,333,646
2011	13.366494	13.063036	-2.27%	1,111,827
2010	12.094311	13.366494	10.52%	474,738
2009*	10.000000	12.094311	20.94%	208,868
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	14.189924	14.595738	2.86%	229,061
2015	14.346119	14.189924	-1.09%	263,544
2014	13.997881	14.346119	2.49%	378,749
2013	13.535441	13.997881	3.42%	432,027
2012	13.045914	13.535441	3.75%	522,349
2011	12.847503	13.045914	1.54%	395,110
2010	12.298583	12.847503	4.46%	325,933
2009	11.428645	12.298583	7.61%	254,549
2008	12.327518	11.428645	-7.29%	168,319
2007	11.858987	12.327518	3.95%	56,440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.281473	10.721986	4.28%	0
2015	10.771292	10.281473	-4.55%	0
2014	10.656981	10.771292	1.07%	0
2013*	10.000000	10.656981	6.57%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.217799	10.780881	5.51%	0
2015	10.784148	10.217799	-5.25%	0
2014	10.745433	10.784148	0.36%	0
2013*	10.000000	10.745433	7.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	19.411652	20.518201	5.70%	1,596,943
2015	19.743378	19.411652	-1.68%	1,829,590
2014	19.027708	19.743378	3.76%	2,074,831
2013	16.538178	19.027708	15.05%	2,384,378
2012	15.129256	16.538178	9.31%	2,702,508
2011	15.342067	15.129256	-1.39%	2,930,808
2010	14.021652	15.342067	9.42%	2,733,141
2009	11.930560	14.021652	17.53%	2,695,956
2008	15.746448	11.930560	-24.23%	2,517,756
2007	15.108073	15.746448	4.23%	2,458,867
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	22.175142	23.732035	7.02%	794,363
2015	22.643867	22.175142	-2.07%	926,187
2014	21.869660	22.643867	3.54%	1,114,618
2013	18.115146	21.869660	20.73%	1,136,392
2012	16.142395	18.115146	12.22%	1,307,279
2011	16.718384	16.142395	-3.45%	1,307,392
2010	15.019417	16.718384	11.31%	1,353,244
2009	12.239448	15.019417	22.71%	1,425,451
2008	18.083882	12.239448	-32.32%	1,389,017
2007	17.270506	18.083882	4.71%	1,390,185
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	16.884676	17.607317	4.28%	592,809
2015	17.120976	16.884676	-1.38%	644,798
2014	16.569944	17.120976	3.33%	767,243
2013	15.201313	16.569944	9.00%	850,712
2012	14.263081	15.201313	6.58%	954,678
2011	14.165686	14.263081	0.69%	988,770
2010	13.232525	14.165686	7.05%	1,036,718
2009	11.708659	13.232525	13.01%	1,021,443
2008	13.970722	11.708659	-16.19%	951,360
2007	13.379019	13.970722	4.42%	896,594
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	23.141831	23.589221	1.93%	125,631
2015	22.379286	23.141831	3.41%	136,979
2014	20.896330	22.379286	7.10%	164,383
2013	15.542499	20.896330	34.45%	219,308
2012	13.304699	15.542499	16.82%	295,612
2011	13.831503	13.304699	-3.81%	360,787
2010	12.920287	13.831503	7.05%	397,776
2009*	10.000000	12.920287	29.20%	475

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.587816	10.267212	7.09%	0
2015	9.942437	9.587816	-3.57%	0
2014*	10.000000	9.942437	-0.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	10.015883	10.873586	8.56%	0
2015	10.138604	10.015883	-1.21%	0
2014*	10.000000	10.138604	1.39%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	33.291755	39.507271	18.67%	18,937
2015	34.624827	33.291755	-3.85%	19,700
2014	32.076894	34.624827	7.94%	21,053
2013	24.439049	32.076894	31.25%	22,941
2012	21.089310	24.439049	15.88%	28,454
2011	21.935436	21.089310	-3.86%	26,010
2010	17.618923	21.935436	24.50%	15,044
2009	13.059815	17.618923	34.91%	13,265
2008	20.836514	13.059815	-37.32%	13,578
2007	19.638607	20.836514	6.10%	18,378
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	14.915362	15.986884	7.18%	138,443
2015	15.569485	14.915362	-4.20%	148,139
2014	15.192521	15.569485	2.48%	151,128
2013	15.575561	15.192521	-2.46%	153,119
2012	14.066138	15.575561	10.73%	154,646
2011	13.508710	14.066138	4.13%	144,103
2010	12.382528	13.508710	9.09%	91,068
2009	10.091608	12.382528	22.70%	51,582
2008	12.368402	10.091608	-18.41%	36,282
2007	11.984317	12.368402	3.20%	46,835
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.588991	10.188218	-3.78%	132,234
2015	10.804612	10.588991	-2.00%	152,613
2014	11.102585	10.804612	-2.68%	176,378
2013	9.295303	11.102585	19.44%	182,758
2012	8.156839	9.295303	13.96%	199,995
2011	9.148676	8.156839	-10.84%	210,137
2010	8.148819	9.148676	12.27%	194,524
2009	6.068969	8.148819	34.27%	330,106
2008*	10.000000	6.068969	-39.31%	339,511

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	14.666621	15.189926	3.57%	49,664
2015	15.706984	14.666621	-6.62%	50,542
2014	17.627839	15.706984	-10.90%	51,284
2013	14.761709	17.627839	19.42%	0
2012	12.784645	14.761709	15.46%	0
2011	15.504115	12.784645	-17.54%	0
2010	14.841309	15.504115	4.47%	0
2009	11.616530	14.841309	27.76%	0
2008	22.002251	11.616530	-47.20%	0
2007	21.716813	22.002251	1.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.674907	14.765440	0.62%	76,724
2015	14.424305	14.674907	1.74%	88,240
2014	13.274541	14.424305	8.66%	103,621
2013	10.010976	13.274541	32.60%	120,319
2012	8.737966	10.010976	14.57%	143,414
2011	9.153164	8.737966	-4.54%	154,664
2010	8.043060	9.153164	13.80%	146,412
2009	6.303040	8.043060	27.61%	208,132
2008*	10.000000	6.303040	-36.97%	3,677
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	13.043322	14.932410	14.48%	34,476
2015	13.692361	13.043322	-4.74%	38,134
2014	12.590098	13.692361	8.75%	39,630
2013	9.451663	12.590098	33.21%	50,072
2012	8.147953	9.451663	16.00%	51,821
2011	8.795065	8.147953	-7.36%	48,390
2010	7.907475	8.795065	11.22%	35,597
2009	6.291166	7.907475	25.69%	19,403
2008*	10.000000	6.291166	-37.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	14.207446	14.864916	4.63%	106,207
2015	14.451836	14.207446	-1.69%	121,330
2014	14.124232	14.451836	2.32%	150,740
2013	10.329616	14.124232	36.74%	155,240
2012	9.133713	10.329616	13.09%	183,727
2011	9.689752	9.133713	-5.74%	206,407
2010	7.766574	9.689752	24.76%	194,481
2009	6.213418	7.766574	25.00%	254,574
2008*	10.000000	6.213418	-37.87%	140,221

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.653512	19.319834	16.01%	69,507
2015	17.383024	16.653512	-4.20%	83,558
2014	15.058030	17.383024	15.44%	103,217
2013	11.250215	15.058030	33.85%	113,230
2012	9.802270	11.250215	14.77%	132,290
2011	10.172277	9.802270	-3.64%	144,552
2010	8.619231	10.172277	18.02%	131,806
2009	6.696728	8.619231	28.71%	200,097
2008*	10.000000	6.696728	-33.03%	252,659
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	22.773486	24.277287	6.60%	8,132
2015	22.963527	22.773486	-0.83%	7,512
2014	22.701579	22.963527	1.15%	10,764
2013	15.986134	22.701579	42.01%	10,245
2012	14.329288	15.986134	11.56%	12,410
2011	14.651154	14.329288	-2.20%	12,114
2010	11.871272	14.651154	23.42%	6,867
2009	9.461478	11.871272	25.47%	5,223
2008	17.939682	9.461478	-47.26%	5,668
2007	16.608641	17.939682	8.01%	4,138
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	31.929678	39.568210	23.92%	2,851
2015	34.538928	31.929678	-7.55%	3,961
2014	32.793069	34.538928	5.32%	5,476
2013	23.739961	32.793069	38.13%	5,587
2012	20.003825	23.739961	18.68%	4,981
2011	21.446564	20.003825	-6.73%	7,914
2010	17.189098	21.446564	24.77%	6,955
2009	13.844194	17.189098	24.16%	6,667
2008	20.729703	13.844194	-33.22%	7,109
2007	22.652544	20.729703	-8.49%	8,210
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	29.461724	35.617417	20.89%	15,813
2015	30.441829	29.461724	-3.22%	18,311
2014	30.687821	30.441829	-0.80%	22,501
2013	22.132590	30.687821	38.65%	31,550
2012	19.471320	22.132590	13.67%	45,582
2011	20.953182	19.471320	-7.07%	57,504
2010	16.994550	20.953182	23.29%	54,318
2009	12.814972	16.994550	32.61%	58,698
2008	21.073152	12.814972	-39.19%	91,430
2007	20.965911	21.073152	0.51%	93,088

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	22.390293	24.553508	9.66%	66,455
2015	22.547467	22.390293	-0.70%	78,955
2014	20.440667	22.547467	10.31%	91,762
2013	15.842417	20.440667	29.02%	100,160
2012	14.106368	15.842417	12.31%	114,360
2011	14.245139	14.106368	-0.97%	122,861
2010	12.753523	14.245139	11.70%	123,496
2009	10.296592	12.753523	23.86%	222,495
2008	17.876306	10.296592	-42.40%	273,637
2007	16.796453	17.876306	6.43%	212,855
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	13.145928	13.899722	5.73%	42,259
2015	14.125389	13.145928	-6.93%	46,235
2014	11.133697	14.125389	26.87%	52,247
2013	10.989318	11.133697	1.31%	59,218
2012	9.638248	10.989318	14.02%	79,929
2011	9.204832	9.638248	4.71%	93,071
2010	7.187353	9.204832	28.07%	98,651
2009	5.582333	7.187353	28.75%	115,861
2008*	10.000000	5.582333	-44.18%	17,756
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.990960	14.276585	9.90%	32,156
2015	13.045731	12.990960	-0.42%	24,860
2014	11.694886	13.045731	11.55%	13,532
2013*	10.000000	11.694886	16.95%	1,237
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.333404	10.448295	1.11%	82,656
2015	10.510667	10.333404	-1.69%	88,248
2014	10.602135	10.510667	-0.86%	96,162
2013	10.735896	10.602135	-1.25%	89,291
2012	10.512764	10.735896	2.12%	74,218
2011	10.519687	10.512764	-0.07%	62,570
2010	10.411702	10.519687	1.04%	60,044
2009	9.853625	10.411702	5.66%	57,504
2008*	10.000000	9.853625	-1.46%	3,093
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.160852	14.501024	19.24%	1,615
2015	12.959975	12.160852	-6.17%	3,039
2014	12.565419	12.959975	3.14%	9,680
2013*	10.000000	12.565419	25.65%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	14.052606	14.018018	-0.25%	180,399
2015	14.823482	14.052606	-5.20%	193,484
2014	16.359131	14.823482	-9.39%	198,993
2013	13.808265	16.359131	18.47%	199,225
2012	11.707206	13.808265	17.95%	219,625
2011	13.551092	11.707206	-13.61%	215,500
2010	12.916734	13.551092	4.91%	177,126
2009*	10.000000	12.916734	29.17%	256,804
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	13.684899	13.255513	-3.14%	0
2015	13.663409	13.684899	0.16%	0
2014	14.319243	13.663409	-4.58%	0
2013	12.318299	14.319243	16.24%	0
2012	10.539596	12.318299	16.88%	0
2011	12.186424	10.539596	-13.51%	0
2010	10.124193	12.186424	20.37%	0
2009	7.629652	10.124193	32.70%	0
2008	14.439624	7.629652	-47.16%	7,190
2007	14.182606	14.439624	1.81%	186,266
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	30.313646	31.150093	2.76%	328
2015	30.425806	30.313646	-0.37%	217
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	10.499512	10.484442	-0.14%	124,714
2015	10.623678	10.499512	-1.17%	140,456
2014	10.703784	10.623678	-0.75%	153,698
2013	10.783742	10.703784	-0.74%	152,787
2012	10.450412	10.783742	3.19%	158,638
2011	10.562516	10.450412	-1.06%	155,944
2010	10.169582	10.562516	3.86%	134,937
2009	9.096457	10.169582	11.80%	179,950
2008	10.651306	9.096457	-14.60%	335,759
2007	10.306104	10.651306	3.35%	287,858
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	24.533294	26.589912	8.38%	1,203
2015	24.984866	24.533294	-1.81%	1,270
2014	22.944678	24.984866	8.89%	1,641
2013	16.902608	22.944678	35.75%	2,087
2012	15.439281	16.902608	9.48%	4,736
2011	16.147547	15.439281	-4.39%	9,038
2010	13.323313	16.147547	21.20%	9,657
2009	10.276191	13.323313	29.65%	12,716
2008	17.202042	10.276191	-40.26%	13,739
2007	16.204973	17.202042	6.15%	263,673

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	31.090162	30.623407	-1.50%	20,661
2015	30.399259	31.090162	2.27%	23,137
2014	30.194472	30.399259	0.68%	31,433
2013	24.102117	30.194472	25.28%	0
2012	20.200529	24.102117	19.31%	0
2011	22.385268	20.200529	-9.76%	0
2010	19.611735	22.385268	14.14%	0
2009	14.265857	19.611735	37.47%	0
2008	24.235994	14.265857	-41.14%	0
2007	23.161016	24.235994	4.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.703425	10.172515	4.83%	10,747
2015	10.087587	9.703425	-3.81%	12,011
2014	9.977057	10.087587	1.11%	12,915
2013	10.150851	9.977057	-1.71%	16,001
2012*	10.000000	10.150851	1.51%	16,614
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.185747	8.816007	-4.03%	10,703
2015	9.030960	9.185747	1.71%	8,254
2014*	10.000000	9.030960	-9.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	24.348919	26.735093	9.80%	92,224
2015	23.938400	24.348919	1.71%	106,863
2014	21.979951	23.938400	8.91%	125,088
2013	16.951357	21.979951	29.66%	137,738
2012	14.736275	16.951357	15.03%	157,575
2011	14.984651	14.736275	-1.66%	173,161
2010	13.114176	14.984651	14.26%	168,184
2009	10.386137	13.114176	26.27%	242,768
2008	17.154604	10.386137	-39.46%	266,544
2007	16.697442	17.154604	2.74%	227,794
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	33.613892	39.021643	16.09%	14,999
2015	36.285046	33.613892	-7.36%	17,205
2014	32.942301	36.285046	10.15%	17,175
2013	23.746363	32.942301	38.73%	19,683
2012	20.457250	23.746363	16.08%	28,234
2011	21.242850	20.457250	-3.70%	29,305
2010	17.498787	21.242850	21.40%	25,957
2009	12.958732	17.498787	35.03%	20,493
2008	21.188998	12.958732	-38.84%	85,870
2007	21.783803	21.188998	-2.73%	62,990

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.311956	10.372123	11.39%	388
2015	10.394438	9.311956	-10.41%	2,908
2014	10.488976	10.394438	-0.90%	4,793
2013	10.620910	10.488976	-1.24%	6,452
2012*	10.000000	10.620910	6.21%	33,478
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.818189	9.848932	11.69%	0
2015	9.155408	8.818189	-3.68%	0
2014	9.152154	9.155408	0.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.872244	11.037287	1.52%	16,996
2015	11.872960	10.872244	-8.43%	17,206
2014	11.999326	11.872960	-1.05%	21,029
2013	13.018453	11.999326	-7.83%	21,753
2012	12.540903	13.018453	3.81%	25,954
2011	11.725233	12.540903	6.96%	25,772
2010	10.867188	11.725233	7.90%	12,303
2009*	10.000000	10.867188	8.67%	117
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.418016	11.411284	-0.06%	282,969
2015	11.550147	11.418016	-1.14%	290,462
2014	11.621253	11.550147	-0.61%	363,121
2013	11.807707	11.621253	-1.58%	368,628
2012	11.318862	11.807707	4.32%	309,281
2011	11.358857	11.318862	-0.35%	281,116
2010	10.946630	11.358857	3.77%	176,817
2009*	10.000000	10.946630	9.47%	125,722
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.111376	1.11%	5,963
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.616869	10.744528	1.20%	159,524
2015	10.726161	10.616869	-1.02%	182,149
2014	10.437944	10.726161	2.76%	229,680
2013	10.802571	10.437944	-3.38%	268,256
2012	10.000665	10.802571	8.02%	178,193
2011*	10.000000	10.000665	0.01%	156,072

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	19.135173	21.712467	13.47%	273
2015	20.976048	19.135173	-8.78%	281
2014	19.202148	20.976048	9.24%	291
2013	14.346395	19.202148	33.85%	690
2012	12.207076	14.346395	17.53%	699
2011	12.976061	12.207076	-5.93%	1,070
2010	11.500066	12.976061	12.83%	1,133
2009	8.980258	11.500066	28.06%	1,119
2008	14.849750	8.980258	-39.53%	1,346
2007	16.021634	14.849750	-7.31%	2,203
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.339118	3.39%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	18.091348	17.409902	-3.77%	0
2015	18.313271	18.091348	-1.21%	0
2014	19.913587	18.313271	-8.04%	0
2013	15.761587	19.913587	26.34%	0
2012	13.105530	15.761587	20.27%	0
2011	15.992894	13.105530	-18.05%	0
2010	14.734348	15.992894	8.54%	0
2009	11.983921	14.734348	22.95%	0
2008	21.674378	11.983921	-44.71%	0
2007	20.276123	21.674378	6.90%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	31.635835	27.865529	-11.92%	21,294
2015	28.513076	31.635835	10.95%	22,952
2014	22.025783	28.513076	29.45%	21,583
2013	14.833985	22.025783	48.48%	24,503
2012	11.478993	14.833985	29.23%	15,194
2011	10.541009	11.478993	8.90%	9,255
2010*	10.000000	10.541009	5.41%	3,356
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.560380	7.883262	41.78%	13,622
2015	8.469315	5.560380	-34.35%	14,224
2014	10.612744	8.469315	-20.20%	18,785
2013	9.732728	10.612744	9.04%	19,464
2012*	10.000000	9.732728	-2.67%	21,768
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.462367	7.728290	41.48%	16,094
2015	8.342503	5.462367	-34.52%	16,410
2014	10.485340	8.342503	-20.44%	14,993
2013	9.636684	10.485340	8.81%	20,070
2012*	10.000000	9.636684	-3.63%	18,511

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	19.846024	20.341533	2.50%	2,562
2015	20.764199	19.846024	-4.42%	2,596
2014	19.100218	20.764199	8.71%	6,264
2013	14.456610	19.100218	32.12%	6,489
2012	12.603220	14.456610	14.71%	6,528
2011	13.711462	12.603220	-8.08%	6,968
2010	12.371761	13.711462	10.83%	6,434
2009	9.870074	12.371761	25.35%	6,656
2008	16.103049	9.870074	-38.71%	7,237
2007	14.847020	16.103049	8.46%	8,547
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	17.773243	18.878926	6.22%	0
2015	17.794224	17.773243	-0.12%	0
2014	15.278676	17.794224	16.46%	0
2013	12.946262	15.278676	18.02%	0
2012	11.610488	12.946262	11.50%	0
2011	11.052262	11.610488	5.05%	0
2010	9.889189	11.052262	11.76%	0
2009	8.682625	9.889189	13.90%	0
2008	12.416555	8.682625	-30.07%	0
2007	11.698785	12.416555	6.14%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.728694	19.563976	-0.83%	0
2015	19.733444	19.728694	-0.02%	0
2014	19.259225	19.733444	2.46%	0
2013	13.956597	19.259225	37.99%	0
2012	11.751783	13.956597	18.76%	0
2011	12.611077	11.751783	-6.81%	0
2010*	10.000000	12.611077	26.11%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	22.758334	24.191220	6.30%	23,530
2015	23.754529	22.758334	-4.19%	27,045
2014	24.540435	23.754529	-3.20%	28,135
2013	16.558629	24.540435	48.20%	26,050
2012	15.560948	16.558629	6.41%	29,266
2011	16.533472	15.560948	-5.88%	27,025
2010	13.220174	16.533472	25.06%	19,304
2009	8.779302	13.220174	50.58%	895
2008	15.193159	8.779302	-42.22%	0
2007	13.533175	15.193159	12.27%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.198394	11.413726	1.92%	0
2015	11.507001	11.198394	-2.68%	0
2014	11.199261	11.507001	2.75%	0
2013	10.147362	11.199261	10.37%	0
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	24.635151	26.980316	9.52%	92
2015	24.633499	24.635151	0.01%	385
2014	22.859541	24.633499	7.76%	428
2013	17.225318	22.859541	32.71%	469
2012	14.900874	17.225318	15.60%	236
2011	14.247159	14.900874	4.59%	1,794
2010	12.809821	14.247159	11.22%	1,663
2009	10.795030	12.809821	18.66%	1,846
2008	18.461268	10.795030	-41.53%	9,208
2007	17.856937	18.461268	3.38%	20,899
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	32.662638	40.191453	23.05%	950
2015	35.126554	32.662638	-7.01%	1,074
2014	32.699958	35.126554	7.42%	1,390
2013	24.095626	32.699958	35.71%	1,379
2012	20.628604	24.095626	16.81%	1,639
2011	22.894965	20.628604	-9.90%	2,641
2010	18.342594	22.894965	24.82%	748
2009	13.040332	18.342594	40.66%	0
2008	20.584087	13.040332	-36.65%	0
2007	20.563843	20.584087	0.10%	1,549
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	13.258770	13.647256	2.93%	14,115
2015	13.787333	13.258770	-3.83%	17,852
2014	13.536422	13.787333	1.85%	19,915
2013	15.000600	13.536422	-9.76%	21,563
2012	14.167698	15.000600	5.88%	17,229
2011	12.858112	14.167698	10.18%	35,093
2010	12.405588	12.858112	3.65%	42,853
2009	11.415645	12.405588	8.67%	57,154
2008	11.764634	11.415645	-2.97%	49,558
2007	10.897925	11.764634	7.95%	71,338

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	22.949789	25.616326	11.62%	1,138
2015	24.747936	22.949789	-7.27%	1,167
2014	22.343956	24.747936	10.76%	1,167
2013	16.726120	22.343956	33.59%	1,167
2012	14.821372	16.726120	12.85%	1,310
2011	14.613877	14.821372	1.42%	1,689
2010	13.017014	14.613877	12.27%	1,918
2009	11.209491	13.017014	16.12%	1,918
2008	17.417966	11.209491	-35.64%	3,127
2007	17.743553	17.417966	-1.83%	1,030
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	22.787022	27.573290	21.00%	4,731
2015	23.481479	22.787022	-2.96%	4,032
2014	20.487919	23.481479	14.61%	6,782
2013	15.995919	20.487919	28.08%	7,544
2012	13.958477	15.995919	14.60%	8,285
2011	14.276613	13.958477	-2.23%	8,823
2010	12.169785	14.276613	17.31%	11,490
2009	9.508752	12.169785	27.99%	12,713
2008	12.774928	9.508752	-25.57%	16,986
2007	13.279416	12.774928	-3.80%	40,026
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.760789	11.170131	14.44%	0
2015*	10.000000	9.760789	-2.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.886200	15.236876	2.36%	3,369
2015	15.250235	14.886200	-2.39%	3,382
2014	15.173580	15.250235	0.51%	3,479
2013	13.450045	15.173580	12.81%	3,028
2012	12.405078	13.450045	8.42%	58,173
2011	13.056117	12.405078	-4.99%	60,882
2010	12.063857	13.056117	8.23%	17,121
2009*	10.000000	12.063857	20.64%	8,628
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.214075	10.250078	11.24%	0
2015*	10.000000	9.214075	-7.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.788805	9.889492	1.03%	0
2015*	10.000000	9.788805	-2.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.742909	15.178377	29.26%	203
2015	12.732461	11.742909	-7.77%	215
2014	12.226317	12.732461	4.14%	228
2013*	10.000000	12.226317	22.26%	585

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.459835	11.881684	13.59%	0
2015	10.882169	10.459835	-3.88%	0
2014*	10.000000	10.882169	8.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	23.679016	29.355301	23.97%	7,755
2015	24.588023	23.679016	-3.70%	8,232
2014	23.722219	24.588023	3.65%	9,616
2013	17.097628	23.722219	38.75%	11,579
2012	14.982459	17.097628	14.12%	13,106
2011	15.109725	14.982459	-0.84%	15,086
2010	12.178690	15.109725	24.07%	24,923
2009	9.879210	12.178690	23.28%	27,871
2008	14.503198	9.879210	-31.88%	28,669
2007	14.807242	14.503198	-2.05%	15,576
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	24.988192	27.458302	9.89%	14,594
2015	25.124808	24.988192	-0.54%	14,863
2014	22.529274	25.124808	11.52%	17,209
2013	17.348611	22.529274	29.86%	18,745
2012	15.237582	17.348611	13.85%	25,712
2011	15.207074	15.237582	0.20%	34,394
2010	13.465411	15.207074	12.93%	64,023
2009	10.834719	13.465411	24.28%	73,205
2008	17.531735	10.834719	-38.20%	147,607
2007	16.936638	17.531735	3.51%	42,551
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	21.753084	23.086747	6.13%	4,437
2015	22.677370	21.753084	-4.08%	4,356
2014	21.329906	22.677370	6.32%	4,423
2013	17.904014	21.329906	19.13%	4,642
2012	16.487382	17.904014	8.59%	4,713
2011	15.377130	16.487382	7.22%	8,458
2010	13.555906	15.377130	13.43%	5,039
2009	11.248056	13.555906	20.52%	3,371
2008	16.232610	11.248056	-30.71%	3,133
2007	15.408556	16.232610	5.35%	3,221
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	19.411208	22.353677	15.16%	444
2015	20.196248	19.411208	-3.89%	459
2014	20.215855	20.196248	-0.10%	474
2013	13.832750	20.215855	46.14%	488
2012	11.668047	13.832750	18.55%	504
2011	13.769189	11.668047	-15.26%	521
2010	10.674896	13.769189	28.99%	421
2009	8.608565	10.674896	24.00%	0
2008	14.030554	8.608565	-38.64%	1,513
2007	16.040210	14.030554	-12.53%	5,732

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.743631	10.467062	7.42%	4,169
2015	9.981009	9.743631	-2.38%	4,199
2014	10.065127	9.981009	-0.84%	4,230
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	15.190045	14.306867	-5.81%	0
2015	16.465170	15.190045	-7.74%	182
2014	16.924167	16.465170	-2.71%	182
2013	14.782407	16.924167	14.49%	182
2012	13.626497	14.782407	8.48%	0
2011	14.625268	13.626497	-6.83%	1,621
2010	13.125467	14.625268	11.43%	1,621
2009	11.752741	13.125467	11.68%	1,622
2008	16.947745	11.752741	-30.65%	1,622
2007	15.678084	16.947745	8.10%	2,083
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	13.760581	14.047662	2.09%	724
2015	14.017558	13.760581	-1.83%	1,126
2014	13.734133	14.017558	2.06%	1,219
2013	13.825382	13.734133	-0.66%	3,637
2012	12.811898	13.825382	7.91%	3,390
2011	12.739747	12.811898	0.57%	9,248
2010	11.932364	12.739747	6.77%	8,868
2009	10.071721	11.932364	18.47%	11,714
2008	11.049264	10.071721	-8.85%	11,137
2007	10.659108	11.049264	3.66%	21,986
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	15.019876	15.584759	3.76%	40,962
2015	15.314365	15.019876	-1.92%	41,623
2014	14.904171	15.314365	2.75%	45,272
2013	13.353585	14.904171	11.61%	47,472
2012	12.137701	13.353585	10.02%	47,146
2011	12.362512	12.137701	-1.82%	47,220
2010	11.140329	12.362512	10.97%	11,393
2009	9.115000	11.140329	22.22%	11,434
2008	12.353759	9.115000	-26.22%	11,645
2007	11.556756	12.353759	6.90%	11,752
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	15.584357	16.258460	4.33%	9,447
2015	15.878515	15.584357	-1.85%	10,630
2014	15.396454	15.878515	3.13%	11,031
2013	13.503728	15.396454	14.02%	12,384
2012	12.112700	13.503728	11.48%	14,800
2011	12.438770	12.112700	-2.62%	9,947
2010	11.034212	12.438770	12.73%	9,538
2009	8.705603	11.034212	26.75%	6,589
2008	13.139021	8.705603	-33.74%	6,599
2007	12.118680	13.139021	8.42%	3,477

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	16.251325	17.045801	4.89%	254
2015	16.569826	16.251325	-1.92%	255
2014	16.044076	16.569826	3.28%	614
2013	13.402528	16.044076	19.71%	615
2012	11.801584	13.402528	13.57%	842
2011	12.317292	11.801584	-4.19%	0
2010	10.779212	12.317292	14.27%	956
2009	8.333860	10.779212	29.34%	278
2008	13.670760	8.333860	-39.04%	0
2007	12.482803	13.670760	9.52%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.428287	4.28%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	13.492114	17.761336	31.64%	6,690
2015	17.266811	13.492114	-21.86%	2,958
2014	20.074950	17.266811	-13.99%	1,977
2013	16.400030	20.074950	22.41%	4,667
2012	15.881541	16.400030	3.26%	3,938
2011	16.990007	15.881541	-6.52%	5,491
2010	14.460817	16.990007	17.49%	5,558
2009	9.938215	14.460817	45.51%	11,939
2008	22.106855	9.938215	-55.04%	11,057
2007	15.395506	22.106855	43.59%	13,153
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	22.063882	25.608609	16.07%	5,327
2015	23.367594	22.063882	-5.58%	5,882
2014	21.846866	23.367594	6.96%	7,869
2013	17.333480	21.846866	26.04%	10,103
2012	15.018702	17.333480	15.41%	9,392
2011	15.132410	15.018702	-0.75%	15,754
2010	13.354933	15.132410	13.31%	13,628
2009	10.428218	13.354933	28.07%	12,951
2008	18.494533	10.428218	-43.61%	12,782
2007	18.522872	18.494533	-0.15%	24,541
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.254640	12.55%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	26.497911	26.271633	-0.85%	382
2015	25.138497	26.497911	5.41%	838
2014	22.966164	25.138497	9.46%	1,833
2013	17.126502	22.966164	34.10%	2,787
2012	15.183404	17.126502	12.80%	3,343
2011	15.403556	15.183404	-1.43%	8,604
2010	12.612505	15.403556	22.13%	5,463
2009	9.996152	12.612505	26.17%	5,746
2008	19.240959	9.996152	-48.05%	2,397
2007	15.407887	19.240959	24.88%	4,793
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	13.924842	14.345257	3.02%	136,560
2015	14.243590	13.924842	-2.24%	146,404
2014	13.677465	14.243590	4.14%	177,001
2013	14.164557	13.677465	-3.44%	205,917
2012	13.603837	14.164557	4.12%	228,164
2011	12.889647	13.603837	5.54%	252,213
2010	12.155176	12.889647	6.04%	225,504
2009	10.676221	12.155176	13.85%	244,551
2008	11.216062	10.676221	-4.81%	264,628
2007	10.929789	11.216062	2.62%	335,761
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	36.293322	40.053520	10.36%	7,936
2015	37.418106	36.293322	-3.01%	9,956
2014	35.790612	37.418106	4.55%	15,549
2013	26.715741	35.790612	33.97%	16,969
2012	23.651653	26.715741	12.96%	19,096
2011	26.907004	23.651653	-12.10%	28,849
2010	21.224553	26.907004	26.77%	42,176
2009	15.402902	21.224553	37.80%	40,490
2008	25.867043	15.402902	-40.45%	42,425
2007	22.747258	25.867043	13.71%	75,122
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	22.714161	21.217072	-6.59%	309
2015	22.301526	22.714161	1.85%	1,043
2014	24.664606	22.301526	-9.58%	152
2013	19.217434	24.664606	28.34%	152
2012	16.191358	19.217434	18.69%	152
2011	19.865603	16.191358	-18.50%	152
2010	17.856604	19.865603	11.25%	0
2009	14.348047	17.856604	24.45%	47
2008	25.967400	14.348047	-44.75%	91
2007	22.500984	25.967400	15.41%	91

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	30.095641	32.426951	7.75%	1,147
2015	31.528900	30.095641	-4.55%	1,439
2014	30.021284	31.528900	5.02%	1,789
2013	23.387917	30.021284	28.36%	1,956
2012	18.668231	23.387917	25.28%	1,805
2011	20.813890	18.668231	-10.31%	2,397
2010	16.708512	20.813890	24.57%	2,394
2009	10.783003	16.708512	54.95%	2,687
2008	22.450321	10.783003	-51.97%	1,782
2007	21.595759	22.450321	3.96%	1,792
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.630788	12.979987	11.60%	0
2015	12.577409	11.630788	-7.53%	0
2014	12.402760	12.577409	1.41%	0
2013	10.162991	12.402760	22.04%	0
2012	8.937286	10.162991	13.71%	0
2011	9.205881	8.937286	-2.92%	0
2010	8.468198	9.205881	8.71%	0
2009	6.593718	8.468198	28.43%	3,106
2008*	10.000000	6.593718	-34.06%	3,106
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.945670	15.679311	12.43%	21,092
2015	15.217169	13.945670	-8.36%	22,385
2014	14.752286	15.217169	3.15%	25,292
2013	13.131082	14.752286	12.35%	24,123
2012	11.822160	13.131082	11.07%	76,055
2011	11.710454	11.822160	0.95%	89,110
2010	10.540823	11.710454	11.10%	88,690
2009	7.884068	10.540823	33.70%	94,781
2008	11.367190	7.884068	-30.64%	137,440
2007	11.112000	11.367190	2.30%	123,405
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	24.246295	27.743155	14.42%	6,820
2015	25.521602	24.246295	-5.00%	17,086
2014	23.807265	25.521602	7.20%	18,634
2013	18.617738	23.807265	27.87%	20,598
2012	16.865312	18.617738	10.39%	19,565
2011	16.136270	16.865312	4.52%	22,203
2010	13.564864	16.136270	18.96%	14,295
2009	11.724024	13.564864	15.70%	19,408
2008	16.310914	11.724024	-28.12%	17,413
2007	17.000729	16.310914	-4.06%	32,677

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	30.004228	38.516534	28.37%	18,881
2015	32.857486	30.004228	-8.68%	22,190
2014	33.134856	32.857486	-0.84%	25,552
2013	24.666418	33.134856	34.33%	30,745
2012	21.131763	24.666418	16.73%	35,886
2011	22.268576	21.131763	-5.11%	44,134
2010	17.613557	22.268576	26.43%	28,351
2009	13.831043	17.613557	27.35%	43,766
2008	20.942246	13.831043	-33.96%	8,677
2007	21.759128	20.942246	-3.75%	17,062
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.404213	8.574241	15.80%	12,538
2015	9.340420	7.404213	-20.73%	12,218
2014*	10.000000	9.340420	-6.60%	11,806
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	20.367227	21.523849	5.68%	2,853
2015	22.090754	20.367227	-7.80%	2,817
2014	25.210902	22.090754	-12.38%	3,288
2013	20.792547	25.210902	21.25%	187
2012	17.836353	20.792547	16.57%	188
2011	20.241864	17.836353	-11.88%	303
2010	18.937097	20.241864	6.89%	115
2009	14.014601	18.937097	35.12%	115
2008	23.840090	14.014601	-41.21%	572
2007	20.943158	23.840090	13.83%	3,452
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.234439	9.373067	1.50%	31,960
2015	9.786881	9.234439	-5.64%	32,259
2014	9.747174	9.786881	0.41%	33,569
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.887821	11.201482	2.88%	0
2015	11.724461	10.887821	-7.14%	0
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	0
2012*	10.000000	10.216034	2.16%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.261346	10.069135	-1.87%	0
2015	10.218121	10.261346	0.42%	0
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.636028	14.722748	0.59%	1,761
2015	14.170716	14.636028	3.28%	1,817
2014	13.286584	14.170716	6.65%	1,865
2013	9.639190	13.286584	37.84%	1,882
2012*	10.000000	9.639190	-3.61%	1,897
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.219799	13.635181	11.58%	0
2015	12.947557	12.219799	-5.62%	0
2014	12.605778	12.947557	2.71%	0
2013	9.951975	12.605778	26.67%	0
2012*	10.000000	9.951975	-0.48%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.869350	13.753977	-0.83%	926
2015	13.921263	13.869350	-0.37%	1,108
2014	13.110494	13.921263	6.18%	1,904
2013	9.733711	13.110494	34.69%	2,112
2012*	10.000000	9.733711	-2.66%	2,440
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	14.222515	13.663774	-3.93%	1,372
2015	15.738069	14.222515	-9.63%	1,419
2014	16.848661	15.738069	-6.59%	1,945
2013	13.655847	16.848661	23.38%	2,414
2012	11.621612	13.655847	17.50%	6,714
2011	12.701575	11.621612	-8.50%	9,721
2010	11.853499	12.701575	7.15%	11,797
2009*	10.000000	11.853499	18.53%	2,534
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.907239	12.495843	14.56%	397
2015	11.831775	10.907239	-7.81%	1,482
2014	11.775487	11.831775	0.48%	1,508
2013	10.807899	11.775487	8.95%	1,201
2012*	10.000000	10.807899	8.08%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.736838	13.327068	4.63%	319
2015	13.710154	12.736838	-7.10%	331
2014	12.890411	13.710154	6.36%	715
2013	10.061249	12.890411	28.12%	554
2012*	10.000000	10.061249	0.61%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	23.592719	24.269132	2.87%	2,156
2015	23.829884	23.592719	-1.00%	2,156
2014	22.328703	23.829884	6.72%	2,167
2013	18.902474	22.328703	18.13%	2,167
2012	16.909810	18.902474	11.78%	2,167
2011	16.920141	16.909810	-0.06%	156
2010	15.871579	16.920141	6.61%	156
2009	12.817794	15.871579	23.82%	209
2008	15.487109	12.817794	-17.24%	464
2007	14.242953	15.487109	8.74%	144
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.779457	9.857161	0.79%	0
2015*	10.000000	9.779457	-2.21%	681
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	15.780035	15.861951	0.52%	10,045
2015	14.297359	15.780035	10.37%	17,540
2014	13.368358	14.297359	6.95%	12,450
2013	10.358718	13.368358	29.05%	12,225
2012	8.482366	10.358718	22.12%	15,889
2011	9.244280	8.482366	-8.24%	18,758
2010	8.804961	9.244280	4.99%	18,404
2009	6.115769	8.804961	43.97%	15,623
2008	11.138031	6.115769	-45.09%	9,762
2007	8.268002	11.138031	34.71%	4,094
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	8.000281	8.981275	12.26%	4,521
2015	7.753674	8.000281	3.18%	16,551
2014	7.191528	7.753674	7.82%	3,745
2013	5.387065	7.191528	33.50%	2,686
2012	4.585625	5.387065	17.48%	1,582
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	10.753120	9.891780	-8.01%	3,770
2015	11.958752	10.753120	-10.08%	9,749
2014	13.798396	11.958752	-13.33%	9,846
2013	12.245458	13.798396	12.68%	10,011
2012	10.973363	12.245458	11.59%	13,379
2011	16.447983	10.973363	-33.28%	0
2010	13.343189	16.447983	23.27%	0
2009	7.557080	13.343189	76.57%	0
2008	16.044555	7.557080	-52.90%	0
2007	12.711828	16.044555	26.22%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.290203	8.682196	19.09%	0
2015	9.248700	7.290203	-21.18%	0
2014	9.836154	9.248700	-5.97%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.967627	-0.32%	2,234
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.524759	13.436526	7.28%	199
2015	12.981137	12.524759	-3.52%	224
2014	14.232107	12.981137	-8.79%	252
2013	10.221111	14.232107	39.24%	306
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	27.471006	30.819012	12.19%	73,831
2015	28.123748	27.471006	-2.32%	81,337
2014	25.882444	28.123748	8.66%	95,182
2013	19.358837	25.882444	33.70%	113,422
2012	16.943327	19.358837	14.26%	127,279
2011	17.263936	16.943327	-1.86%	146,160
2010	15.743119	17.263936	9.66%	87,955
2009	13.039191	15.743119	20.74%	99,111
2008	19.662660	13.039191	-33.69%	14,291
2007	18.535799	19.662660	6.08%	38,886
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.645110	16.019269	2.39%	20,250
2015	14.924020	15.645110	4.83%	21,774
2014	14.966396	14.924020	-0.28%	21,483
2013	11.892421	14.966396	25.85%	21,862
2012	10.404132	11.892421	14.30%	19,997
2011	10.742489	10.404132	-3.15%	17,431
2010*	10.000000	10.742489	7.42%	1,881
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.731620	10.156324	4.36%	358
2015*	10.000000	9.731620	-2.68%	519
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	12.866244	13.430044	4.38%	3,568
2015	13.158440	12.866244	-2.22%	3,724
2014	12.406655	13.158440	6.06%	4,141
2013	12.656237	12.406655	-1.97%	4,878
2012	11.755672	12.656237	7.66%	4,852
2011	11.310953	11.755672	3.93%	6,080
2010	10.735258	11.310953	5.36%	7,113
2009	9.953942	10.735258	7.85%	7,909
2008	11.274040	9.953942	-11.71%	143,952
2007	10.867872	11.274040	3.74%	191,738

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	21.964862	23.949774	9.04%	0
2015	22.541685	21.964862	-2.56%	0
2014	22.219526	22.541685	1.45%	0
2013	24.697659	22.219526	-10.03%	0
2012	21.250416	24.697659	16.22%	0
2011	20.163250	21.250416	5.39%	0
2010	18.634210	20.163250	8.21%	0
2009	14.524848	18.634210	28.29%	0
2008	17.326672	14.524848	-16.17%	0
2007	16.517771	17.326672	4.90%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.220270	9.318677	13.36%	0
2015*	10.000000	8.220270	-17.80%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.329703	16.779008	9.45%	0
2015	16.747703	15.329703	-8.47%	0
2014	17.343482	16.747703	-3.44%	0
2013	13.333512	17.343482	30.07%	0
2012	11.028004	13.333512	20.91%	0
2011	11.287082	11.028004	-2.30%	0
2010*	10.000000	11.287082	12.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	21.129292	25.045400	18.53%	6,407
2015	22.425420	21.129292	-5.78%	9,222
2014	20.136570	22.425420	11.37%	19,451
2013	15.510016	20.136570	29.83%	19,240
2012	13.745157	15.510016	12.84%	19,177
2011	13.872436	13.745157	-0.92%	33,363
2010	12.434021	13.872436	11.57%	111,334
2009*	10.000000	12.434021	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.490563	15.574154	7.48%	580,145
2015	14.553097	14.490563	-0.43%	635,540
2014	14.058163	14.553097	3.52%	713,718
2013	11.564862	14.058163	21.56%	744,625
2012	10.136363	11.564862	14.09%	781,939
2011	10.185355	10.136363	-0.48%	805,607
2010	9.221689	10.185355	10.45%	809,346
2009	7.578222	9.221689	21.69%	809,523
2008	10.944829	7.578222	-30.76%	811,906
2007	10.458763	10.944829	4.65%	459,464

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.488878	11.628721	1.22%	101,633
2015	11.678990	11.488878	-1.63%	105,470
2014	11.283092	11.678990	3.51%	121,561
2013	11.745615	11.283092	-3.94%	125,433
2012	11.349117	11.745615	3.49%	116,902
2011	10.886683	11.349117	4.25%	71,329
2010	10.417221	10.886683	4.51%	91,362
2009	9.420556	10.417221	10.58%	85,559
2008	10.600857	9.420556	-11.13%	107,943
2007	10.440837	10.600857	1.53%	72,089
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	16.170109	15.974195	-1.21%	5,278
2015	15.392570	16.170109	5.05%	5,628
2014	15.329730	15.392570	0.41%	30,158
2013	12.085782	15.329730	26.84%	31,051
2012	10.040218	12.085782	20.37%	31,237
2011	11.227749	10.040218	-10.58%	33,362
2010	10.230924	11.227749	9.74%	48,538
2009	7.327629	10.230924	39.62%	46,788
2008	12.111276	7.327629	-39.50%	50,162
2007	10.741225	12.111276	12.76%	47,120
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	15.446288	16.611103	7.54%	2,830
2015	14.719560	15.446288	4.94%	3,061
2014	13.814202	14.719560	6.55%	28,261
2013	10.809513	13.814202	27.80%	29,139
2012	9.338308	10.809513	15.75%	30,100
2011	9.936478	9.338308	-6.02%	35,831
2010	8.526248	9.936478	16.54%	85,649
2009	6.230855	8.526248	36.84%	85,803
2008	11.327974	6.230855	-45.00%	94,773
2007	10.267965	11.327974	10.32%	103,375
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	13.333890	14.605454	9.54%	95,795
2015	13.377837	13.333890	-0.33%	97,540
2014	12.308889	13.377837	8.68%	95,430
2013	9.388388	12.308889	31.11%	108,735
2012	8.134094	9.388388	15.42%	115,100
2011	8.437999	8.134094	-3.60%	55,437
2010	7.711392	8.437999	9.42%	67,408
2009	5.984290	7.711392	28.86%	56,253
2008	9.799507	5.984290	-38.93%	56,482
2007*	10.000000	9.799507	-2.00%	7,418

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	23.276193	26.984573	15.93%	14,636
2015	25.252027	23.276193	-7.82%	16,484
2014	23.511832	25.252027	7.40%	18,292
2013	17.624183	23.511832	33.41%	26,845
2012	15.126390	17.624183	16.51%	30,207
2011	15.742066	15.126390	-3.91%	39,170
2010	13.829387	15.742066	13.83%	30,878
2009	10.934663	13.829387	26.47%	15,898
2008	17.664922	10.934663	-38.10%	39,410
2007	18.396690	17.664922	-3.98%	105,932
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.274464	9.417005	1.54%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	11.003026	12.084869	9.83%	0
2015	11.523280	11.003026	-4.51%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.837535	11.623315	7.25%	0
2015	11.188505	10.837535	-3.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	19.615821	22.080067	12.56%	16,591
2015	20.426952	19.615821	-3.97%	16,944
2014	20.201762	20.426952	1.11%	16,139
2013	19.135299	20.201762	5.57%	0
2012	16.941511	19.135299	12.95%	0
2011	16.549674	16.941511	2.37%	0
2010	14.833325	16.549674	11.57%	0
2009	10.304084	14.833325	43.96%	0
2008	14.512438	10.304084	-29.00%	0
2007	14.272235	14.512438	1.68%	2,730
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.735992	14.259000	11.96%	127
2015	13.072769	12.735992	-2.58%	127
2014	12.442258	13.072769	5.07%	127
2013	8.791616	12.442258	41.52%	840
2012	7.631891	8.791616	15.20%	1,196
2011	8.761246	7.631891	-12.89%	0
2010	7.700756	8.761246	13.77%	2,584
2009	5.105865	7.700756	50.82%	0
2008*	10.000000	5.105865	-48.94%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.771788	16.037967	8.57%	77,862
2015	15.044481	14.771788	-1.81%	88,839
2014	13.807006	15.044481	8.96%	107,268
2013	10.106623	13.807006	36.61%	135,951
2012	9.202863	10.106623	9.82%	161,333
2011	9.648356	9.202863	-4.62%	183,087
2010	7.919325	9.648356	21.83%	115,277
2009	6.118502	7.919325	29.43%	192,705
2008*	10.000000	6.118502	-38.81%	239,046
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.356765	13.203291	6.85%	0
2015	12.755942	12.356765	-3.13%	0
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.297011	12.865962	4.63%	35,985
2015	12.605143	12.297011	-2.44%	40,696
2014	12.257368	12.605143	2.84%	48,035
2013	10.842213	12.257368	13.05%	57,517
2012	9.901343	10.842213	9.50%	85,141
2011	10.178550	9.901343	-2.72%	63,974
2010	9.350064	10.178550	8.86%	39,771
2009	7.914141	9.350064	18.14%	0
2008*	10.000000	7.914141	-20.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.497841	13.225621	5.82%	36,105
2015	12.845981	12.497841	-2.71%	38,862
2014	12.443839	12.845981	3.23%	34,188
2013	10.409028	12.443839	19.55%	36,121
2012	9.289782	10.409028	12.05%	41,086
2011	9.757848	9.289782	-4.80%	48,540
2010	8.805424	9.757848	10.82%	33,754
2009	7.192456	8.805424	22.43%	6,921
2008*	10.000000	7.192456	-28.08%	13,974

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.631259	11.997916	3.15%	86,373
2015	11.883626	11.631259	-2.12%	77,981
2014	11.663208	11.883626	1.89%	159,440
2013	11.272747	11.663208	3.46%	178,989
2012	10.635656	11.272747	5.99%	177,445
2011	10.636271	10.635656	-0.01%	52,696
2010	10.100382	10.636271	5.31%	48,600
2009	9.063670	10.100382	11.44%	7,824
2008*	10.000000	9.063670	-9.36%	7,691
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.293601	10.713871	4.08%	0
2015	10.908143	10.293601	-5.63%	0
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.235508	10.719582	4.73%	0
2015	10.913038	10.235508	-6.21%	0
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.426494	13.078748	5.25%	196,895
2015	12.738720	12.426494	-2.45%	227,244
2014	12.354957	12.738720	3.11%	309,794
2013	10.636554	12.354957	16.16%	326,062
2012	9.600365	10.636554	10.79%	362,594
2011	9.968937	9.600365	-3.70%	412,746
2010	9.078170	9.968937	9.81%	188,339
2009	7.550034	9.078170	20.24%	14,766
2008*	10.000000	7.550034	-24.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.407658	13.163173	6.09%	41,478
2015	12.776465	12.407658	-2.89%	43,062
2014	12.392557	12.776465	3.10%	47,944
2013	10.113294	12.392557	22.54%	78,709
2012	8.951550	10.113294	12.98%	66,849
2011	9.523283	8.951550	-6.00%	68,095
2010	8.523825	9.523283	11.73%	68,838
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.120834	12.668439	4.52%	83,905
2015	12.425283	12.120834	-2.45%	104,524
2014	12.107456	12.425283	2.63%	45,045
2013	11.038758	12.107456	9.68%	42,543
2012	10.174002	11.038758	8.50%	79,496
2011	10.346130	10.174002	-1.66%	82,434
2010	9.623621	10.346130	7.51%	76,834
2009	8.293877	9.623621	16.03%	20,887
2008*	10.000000	8.293877	-17.06%	19,364
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.975121	12.398936	3.54%	68,480
2015	12.253038	11.975121	-2.27%	76,190
2014	11.871557	12.253038	3.21%	95,257
2013	12.301968	11.871557	-3.50%	116,106
2012	11.608425	12.301968	5.97%	131,341
2011	11.081510	11.608425	4.75%	130,984
2010	10.525422	11.081510	5.28%	75,409
2009	9.830331	10.525422	7.07%	150,085
2008*	10.000000	9.830331	-1.70%	34,408
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	13.024363	13.270936	1.89%	60
2015	13.277968	13.024363	-1.91%	60
2014	12.839722	13.277968	3.41%	60
2013	13.294413	12.839722	-3.42%	0
2012	12.587652	13.294413	5.61%	0
2011	12.037904	12.587652	4.57%	3,309
2010	11.292531	12.037904	6.60%	3,723
2009	9.836146	11.292531	14.81%	0
2008*	10.000000	9.836146	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	25.419147	26.938673	5.98%	1,607
2015	30.776114	25.419147	-17.41%	1,600
2014	33.110475	30.776114	-7.05%	1,622
2013	33.437184	33.110475	-0.98%	0
2012	28.987850	33.437184	15.35%	0
2011	37.981565	28.987850	-23.68%	0
2010	33.232350	37.981565	14.29%	0
2009	20.666141	33.232350	60.81%	0
2008	49.821966	20.666141	-58.52%	0
2007	34.804302	49.821966	43.15%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	21.115294	20.974897	-0.66%	53,003
2015	21.438423	21.115294	-1.51%	58,360
2014	20.792772	21.438423	3.11%	90,159
2013	21.979394	20.792772	-5.40%	109,068
2012	21.631021	21.979394	1.61%	118,367
2011	20.453394	21.631021	5.76%	118,075
2010	19.797125	20.453394	3.31%	84,999
2009	19.552553	19.797125	1.25%	125,389
2008	18.409051	19.552553	6.21%	148,799
2007	17.424520	18.409051	5.65%	351,209
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	12.743459	12.566497	-1.39%	406,276
2015	12.924399	12.743459	-1.40%	413,842
2014	13.107907	12.924399	-1.40%	480,091
2013	13.294018	13.107907	-1.40%	619,623
2012	13.483293	13.294018	-1.40%	732,842
2011	13.674202	13.483293	-1.40%	954,541
2010	13.868334	13.674202	-1.40%	708,766
2009	14.059346	13.868334	-1.36%	477,006
2008	13.972032	14.059346	0.62%	308,811
2007	13.523375	13.972032	3.32%	142,670
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.471120	8.405777	-0.77%	5,382
2015	8.877323	8.471120	-4.58%	5,509
2014	9.068653	8.877323	-2.11%	5,684
2013	7.823390	9.068653	15.92%	5,873
2012	6.886208	7.823390	13.61%	5,360
2011	7.759774	6.886208	-11.26%	5,418
2010	6.964308	7.759774	11.42%	6,575
2009	5.456262	6.964308	27.64%	9,599
2008*	10.000000	5.456262	-45.44%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.486013	9.402483	-0.88%	16,438
2015	9.756230	9.486013	-2.77%	16,350
2014	10.547416	9.756230	-7.50%	19,768
2013	8.839774	10.547416	19.32%	19,768
2012	7.584319	8.839774	16.55%	24,299
2011	8.825898	7.584319	-14.07%	23,520
2010	8.334511	8.825898	5.90%	33,637
2009	6.572504	8.334511	26.81%	44,901
2008	11.713296	6.572504	-43.89%	51,036
2007	10.860812	11.713296	7.85%	1,121

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	18.657959	20.139296	7.94%	137,922
2015	19.113658	18.657959	-2.38%	153,759
2014	18.464529	19.113658	3.52%	144,529
2013	14.716704	18.464529	25.47%	153,565
2012	12.878109	14.716704	14.28%	173,387
2011	13.595059	12.878109	-5.27%	174,996
2010	12.028363	13.595059	13.03%	185,907
2009	9.590102	12.028363	25.42%	169,747
2008	15.400568	9.590102	-37.73%	66,719
2007	14.742058	15.400568	4.47%	54,437
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	15.205699	15.938376	4.82%	68,721
2015	15.448431	15.205699	-1.57%	106,097
2014	14.980860	15.448431	3.12%	38,963
2013	13.395360	14.980860	11.84%	20,934
2012	12.420224	13.395360	7.85%	38,031
2011	12.485749	12.420224	-0.52%	6,730
2010	11.531239	12.485749	8.28%	9,229
2009*	10.000000	11.531239	15.31%	6,973
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	17.307540	18.386678	6.24%	28,476
2015	17.647147	17.307540	-1.92%	29,947
2014	17.011103	17.647147	3.74%	25,907
2013	14.437980	17.011103	17.82%	25,275
2012	13.045391	14.437980	10.67%	18,030
2011	13.355194	13.045391	-2.32%	13,128
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.831726	14.220117	2.81%	115,547
2015	13.991080	13.831726	-1.14%	105,971
2014	13.658383	13.991080	2.44%	101,195
2013	13.213856	13.658383	3.36%	115,906
2012	12.742431	13.213856	3.70%	165,231
2011	12.554982	12.742431	1.49%	162,692
2010	12.024651	12.554982	4.41%	121,245
2009	11.179749	12.024651	7.56%	160,894
2008	12.065159	11.179749	-7.34%	154,737
2007	11.612509	12.065159	3.90%	190,891
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.267575	10.702074	4.23%	0
2015	10.762189	10.267575	-4.60%	0
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.203997	10.760883	5.46%	880
2015	10.775041	10.203997	-5.30%	883
2014	10.741803	10.775041	0.31%	885
2013*	10.000000	10.741803	7.42%	888
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	16.823029	17.773029	5.65%	1,255,784
2015	17.119195	16.823029	-1.73%	1,453,152
2014	16.507013	17.119195	3.71%	1,695,377
2013	14.354555	16.507013	14.99%	2,058,938
2012	13.138332	14.354555	9.26%	2,608,929
2011	13.329878	13.138332	-1.44%	3,136,940
2010	12.188811	13.329878	9.36%	1,355,588
2009	10.376310	12.188811	17.47%	1,257,770
2008	13.702051	10.376310	-24.27%	1,395,763
2007	13.153254	13.702051	4.17%	1,595,331
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	18.035104	19.291583	6.97%	370,351
2015	18.425665	18.035104	-2.12%	416,780
2014	17.804702	18.425665	3.49%	479,579
2013	14.755526	17.804702	20.66%	525,993
2012	13.155324	14.755526	12.16%	546,602
2011	13.631623	13.155324	-3.49%	724,596
2010	12.252537	13.631623	11.26%	856,837
2009	9.989754	12.252537	22.65%	807,970
2008	14.767442	9.989754	-32.35%	754,518
2007	14.110426	14.767442	4.66%	878,305
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.598163	16.257507	4.23%	342,602
2015	15.824478	15.598163	-1.43%	383,212
2014	15.322942	15.824478	3.27%	414,081
2013	14.064436	15.322942	8.95%	459,360
2012	13.203082	14.064436	6.52%	513,597
2011	13.119542	13.203082	0.64%	413,350
2010	12.261505	13.119542	7.00%	369,645
2009	10.854964	12.261505	12.96%	394,682
2008	12.958668	10.854964	-16.23%	390,390
2007	12.416152	12.958668	4.37%	414,900
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	23.063749	23.497754	1.88%	48,721
2015	22.315087	23.063749	3.35%	16,174
2014	20.846950	22.315087	7.04%	26,863
2013	15.513617	20.846950	34.38%	29,949
2012	13.286735	15.513617	16.76%	33,820
2011	13.819814	13.286735	-3.86%	42,643
2010	12.915914	13.819814	7.00%	105,919
2009*	10.000000	12.915914	29.16%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.580687	10.254405	7.03%	0
2015	9.940095	9.580687	-3.62%	0
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	10.008431	10.860009	8.51%	0
2015	10.136201	10.008431	-1.26%	0
2014*	10.000000	10.136201	1.36%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	25.925583	30.750314	18.61%	5,956
2015	26.977373	25.925583	-3.90%	6,085
2014	25.004859	26.977373	7.89%	6,703
2013	19.060601	25.004859	31.19%	10,579
2012	16.456423	19.060601	15.82%	9,606
2011	17.125332	16.456423	-3.91%	9,752
2010	13.762331	17.125332	24.44%	11,589
2009	10.206339	13.762331	34.84%	30,411
2008	16.292154	10.206339	-37.35%	34,374
2007	15.363340	16.292154	6.05%	22,900
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	16.913513	18.119421	7.13%	9,918
2015	17.664212	16.913513	-4.25%	11,622
2014	17.245278	17.664212	2.43%	12,571
2013	17.689046	17.245278	-2.51%	15,256
2012	15.982935	17.689046	10.67%	15,384
2011	15.357303	15.982935	4.07%	17,402
2010	14.084147	15.357303	9.04%	12,044
2009	11.484237	14.084147	22.64%	14,807
2008	14.082354	11.484237	-18.45%	15,771
2007	13.652006	14.082354	3.15%	22,690
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.547844	10.143497	-3.83%	86,098
2015	10.768101	10.547844	-2.05%	96,358
2014	11.070676	10.768101	-2.73%	111,588
2013	9.273285	11.070676	19.38%	135,948
2012	8.141657	9.273285	13.90%	155,928
2011	9.136293	8.141657	-10.89%	172,607
2010	8.141910	9.136293	12.21%	111,486
2009	6.066908	8.141910	34.20%	173,369
2008*	10.000000	6.066908	-39.33%	179,840

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	14.572694	15.085019	3.52%	4,404
2015	15.614326	14.572694	-6.67%	4,579
2014	17.532749	15.614326	-10.94%	4,696
2013	14.689523	17.532749	19.36%	0
2012	12.728587	14.689523	15.41%	0
2011	15.443969	12.728587	-17.58%	0
2010	14.791221	15.443969	4.41%	0
2009	11.583201	14.791221	27.70%	0
2008	21.950272	11.583201	-47.23%	0
2007	21.676563	21.950272	1.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.617971	14.700723	0.57%	33,707
2015	14.375625	14.617971	1.69%	37,838
2014	13.236456	14.375625	8.61%	46,350
2013	9.987316	13.236456	32.53%	59,798
2012	8.721738	9.987316	14.51%	71,523
2011	9.140787	8.721738	-4.58%	80,511
2010	8.036260	9.140787	13.74%	60,897
2009	6.300902	8.036260	27.54%	108,553
2008*	10.000000	6.300902	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.992704	14.866940	14.43%	3,489
2015	13.646136	12.992704	-4.79%	3,614
2014	12.553952	13.646136	8.70%	3,719
2013	9.429299	12.553952	33.14%	6,202
2012	8.132803	9.429299	15.94%	5,186
2011	8.783164	8.132803	-7.40%	5,208
2010	7.900785	8.783164	11.17%	8,283
2009	6.289031	7.900785	25.63%	9,212
2008*	10.000000	6.289031	-37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	14.152330	14.799759	4.57%	41,298
2015	14.403078	14.152330	-1.74%	46,070
2014	14.083712	14.403078	2.27%	56,332
2013	10.305201	14.083712	36.67%	73,038
2012	9.116761	10.305201	13.04%	85,672
2011	9.676660	9.116761	-5.79%	99,504
2010	7.760008	9.676660	24.70%	66,249
2009	6.211307	7.760008	24.93%	92,172
2008*	10.000000	6.211307	-37.89%	75,635

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.588905	19.235158	15.95%	36,700
2015	17.324375	16.588905	-4.25%	42,647
2014	15.014820	17.324375	15.38%	52,486
2013	11.223612	15.014820	33.78%	65,701
2012	9.784057	11.223612	14.71%	79,137
2011	10.158513	9.784057	-3.69%	85,127
2010	8.611937	10.158513	17.96%	62,665
2009	6.694455	8.611937	28.64%	84,795
2008*	10.000000	6.694455	-33.06%	132,990
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	22.625347	24.107176	6.55%	466
2015	22.825719	22.625347	-0.88%	422
2014	22.576780	22.825719	1.10%	428
2013	15.906312	22.576780	41.94%	1,011
2012	14.264979	15.906312	11.51%	460
2011	14.592786	14.264979	-2.25%	529
2010	11.829968	14.592786	23.35%	337
2009	9.433341	11.829968	25.41%	361
2008	17.895428	9.433341	-47.29%	369
2007	16.576105	17.895428	7.96%	299
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	31.721935	39.290920	23.86%	476
2015	34.331618	31.721935	-7.60%	542
2014	32.612756	34.331618	5.27%	602
2013	23.621388	32.612756	38.06%	850
2012	19.914023	23.621388	18.62%	637
2011	21.361099	19.914023	-6.77%	2,186
2010	17.129290	21.361099	24.71%	2,153
2009	13.803013	17.129290	24.10%	1,983
2008	20.678538	13.803013	-33.25%	3,892
2007	22.608166	20.678538	-8.54%	2,865
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	29.270033	35.367792	20.83%	63
2015	30.259104	29.270033	-3.27%	63
2014	30.519092	30.259104	-0.85%	63
2013	22.022059	30.519092	38.58%	116
2012	19.383929	22.022059	13.61%	439
2011	20.869698	19.383929	-7.12%	618
2010	16.935406	20.869698	23.23%	642
2009	12.776843	16.935406	32.55%	1,107
2008	21.021142	12.776843	-39.22%	16,292
2007	20.924832	21.021142	0.46%	17,104

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	22.244607	24.381421	9.61%	49,636
2015	22.412117	22.244607	-0.75%	56,701
2014	20.328259	22.412117	10.25%	67,795
2013	15.763273	20.328259	28.96%	87,422
2012	14.043035	15.763273	12.25%	102,253
2011	14.188360	14.043035	-1.02%	121,201
2010	12.709119	14.188360	11.64%	75,881
2009	10.265948	12.709119	23.80%	115,597
2008	17.832190	10.265948	-42.43%	145,823
2007	16.763539	17.832190	6.37%	149,245
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	13.094951	13.838839	5.68%	5,561
2015	14.077732	13.094951	-6.98%	5,814
2014	11.101753	14.077732	26.81%	3,565
2013	10.963365	11.101753	1.26%	4,150
2012	9.620367	10.963365	13.96%	4,651
2011	9.192402	9.620367	4.66%	2,763
2010	7.181278	9.192402	28.01%	5,515
2009	5.580432	7.181278	28.69%	10,459
2008*	10.000000	5.580432	-44.20%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.973398	14.250089	9.84%	8,669
2015	13.034700	12.973398	-0.47%	15,967
2014	11.690929	13.034700	11.49%	7,132
2013*	10.000000	11.690929	16.91%	7,132
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.293303	10.402485	1.06%	7,906
2015	10.475188	10.293303	-1.74%	8,159
2014	10.571704	10.475188	-0.91%	8,861
2013	10.710524	10.571704	-1.30%	13,469
2012	10.493248	10.710524	2.07%	7,785
2011	10.505471	10.493248	-0.12%	10,705
2010	10.402907	10.505471	0.99%	10,371
2009	9.850295	10.402907	5.61%	9,800
2008*	10.000000	9.850295	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.144406	14.474102	19.18%	0
2015	12.949016	12.144406	-6.21%	0
2014	12.561167	12.949016	3.09%	2,068
2013*	10.000000	12.561167	25.61%	2,068

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	14.005178	13.963642	-0.30%	73,366
2015	14.780942	14.005178	-5.25%	79,176
2014	16.320458	14.780942	-9.43%	88,869
2013	13.782602	16.320458	18.41%	102,598
2012	11.691392	13.782602	17.89%	118,093
2011	13.539657	11.691392	-13.65%	133,226
2010	12.912369	13.539657	4.86%	76,736
2009*	10.000000	12.912369	29.12%	122,405
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	13.611090	13.177345	-3.19%	0
2015	13.596612	13.611090	0.11%	0
2014	14.256473	13.596612	-4.63%	0
2013	12.270523	14.256473	16.18%	0
2012	10.504052	12.270523	16.82%	0
2011	12.151477	10.504052	-13.56%	0
2010	10.100269	12.151477	20.31%	0
2009	7.615482	10.100269	32.63%	0
2008	14.420139	7.615482	-47.19%	7,836
2007	14.170679	14.420139	1.76%	140,251
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	30.114585	30.929896	2.71%	0
2015	30.241328	30.114585	-0.42%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	14.750697	14.722079	-0.19%	51,589
2015	14.932699	14.750697	-1.22%	56,558
2014	15.052909	14.932699	-0.80%	74,671
2013	15.173059	15.052909	-0.79%	90,896
2012	14.711539	15.173059	3.14%	101,491
2011	14.876889	14.711539	-1.11%	104,008
2010	14.330726	14.876889	3.81%	70,373
2009	12.824997	14.330726	11.74%	102,533
2008	15.024784	12.824997	-14.64%	165,601
2007	14.545241	15.024784	3.30%	198,567
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	24.376241	26.406337	8.33%	1,045
2015	24.837508	24.376241	-1.86%	1,172
2014	22.820925	24.837508	8.84%	2,105
2013	16.819961	22.820925	35.68%	2,283
2012	15.371607	16.819961	9.42%	2,951
2011	16.084912	15.371607	-4.43%	7,677
2010	13.278354	16.084912	21.14%	17,986
2009	10.246719	13.278354	29.59%	18,541
2008	17.161420	10.246719	-40.29%	18,138
2007	16.174949	17.161420	6.10%	220,643

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	30.887877	30.408768	-1.55%	3,458
2015	30.216792	30.887877	2.22%	3,432
2014	30.028447	30.216792	0.63%	4,885
2013	23.981738	30.028447	25.21%	0
2012	20.109841	23.981738	19.25%	0
2011	22.296056	20.109841	-9.81%	0
2010	19.543483	22.296056	14.08%	0
2009	14.223416	19.543483	37.40%	0
2008	24.176192	14.223416	-41.17%	1,769
2007	23.115649	24.176192	4.59%	6,657
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.687798	10.151006	4.78%	6,839
2015	10.076443	9.687798	-3.86%	6,870
2014	9.971091	10.076443	1.06%	10,385
2013	10.149924	9.971091	-1.76%	6,923
2012*	10.000000	10.149924	1.50%	5,663
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.177984	8.804103	-4.07%	164
2015	9.027900	9.177984	1.66%	174
2014*	10.000000	9.027900	-9.72%	185
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	24.190536	26.547775	9.74%	49,827
2015	23.794748	24.190536	1.66%	56,997
2014	21.859131	23.794748	8.85%	68,701
2013	16.866724	21.859131	29.60%	87,970
2012	14.670146	16.866724	14.97%	102,391
2011	14.924956	14.670146	-1.71%	123,832
2010	13.068554	14.924956	14.21%	78,105
2009	10.355253	13.068554	26.20%	114,723
2008	17.112284	10.355253	-39.49%	131,045
2007	16.664740	17.112284	2.69%	144,574
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	33.395213	38.748198	16.03%	3,907
2015	36.067282	33.395213	-7.41%	3,718
2014	32.761196	36.067282	10.09%	4,013
2013	23.627774	32.761196	38.66%	4,629
2012	20.365428	23.627774	16.02%	4,629
2011	21.158203	20.365428	-3.75%	4,279
2010	17.437891	21.158203	21.33%	5,678
2009	12.920176	17.437891	34.97%	7,485
2008	21.136700	12.920176	-38.87%	40,850
2007	21.741129	21.136700	-2.78%	46,727

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.294660	10.347636	11.33%	0
2015	10.380393	9.294660	-10.46%	0
2014	10.480118	10.380393	-0.95%	0
2013	10.617321	10.480118	-1.29%	1,376
2012*	10.000000	10.617321	6.17%	5,138
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.806269	9.830652	11.63%	0
2015	9.147664	8.806269	-3.73%	0
2014	9.149047	9.147664	-0.02%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.835564	10.994491	1.47%	355
2015	11.838901	10.835564	-8.47%	355
2014	11.970971	11.838901	-1.10%	355
2013	12.994281	11.970971	-7.88%	355
2012	12.523974	12.994281	3.76%	2,622
2011	11.715321	12.523974	6.90%	356
2010	10.863506	11.715321	7.84%	2,288
2009*	10.000000	10.863506	8.64%	1,451
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.379469	11.367019	-0.11%	44,506
2015	11.516995	11.379469	-1.19%	47,661
2014	11.593767	11.516995	-0.66%	56,007
2013	11.785758	11.593767	-1.63%	67,636
2012	11.303572	11.785758	4.27%	79,619
2011	11.349250	11.303572	-0.40%	90,653
2010	10.942921	11.349250	3.71%	65,661
2009*	10.000000	10.942921	9.43%	56,364
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.107944	1.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.591772	10.713713	1.15%	26,101
2015	10.706236	10.591772	-1.07%	26,344
2014	10.423839	10.706236	2.71%	27,444
2013	10.793451	10.423839	-3.42%	36,363
2012	9.997303	10.793451	7.96%	44,307
2011*	10.000000	9.997303	-0.03%	41,284

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	19.012635	21.562521	13.41%	161
2015	20.852306	19.012635	-8.82%	161
2014	19.098554	20.852306	9.18%	161
2013	14.276235	19.098554	33.78%	162
2012	12.153552	14.276235	17.47%	162
2011	12.925709	12.153552	-5.97%	162
2010	11.461248	12.925709	12.78%	166
2009	8.954469	11.461248	27.99%	364
2008	14.814649	8.954469	-39.56%	275
2007	15.991919	14.814649	-7.36%	253
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.336711	3.37%	3,198
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	17.975499	17.289681	-3.82%	0
2015	18.205230	17.975499	-1.26%	0
2014	19.806155	18.205230	-8.08%	0
2013	15.684505	19.806155	26.28%	0
2012	13.048071	15.684505	20.21%	0
2011	15.930842	13.048071	-18.10%	0
2010	14.684607	15.930842	8.49%	0
2009	11.949514	14.684607	22.89%	0
2008	21.623130	11.949514	-44.74%	0
2007	20.238481	21.623130	6.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	31.545211	27.771653	-11.96%	2,893
2015	28.445811	31.545211	10.90%	12,985
2014	21.984956	28.445811	29.39%	20,406
2013	14.813993	21.984956	48.41%	15,992
2012	11.469343	14.813993	29.16%	8,656
2011	10.537474	11.469343	8.84%	4,623
2010*	10.000000	10.537474	5.37%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	22.598576	32.023052	41.70%	252
2015	34.438612	22.598576	-34.38%	252
2014	43.176326	34.438612	-20.24%	252
2013	39.616226	43.176326	8.99%	252
2012	38.864131	39.616226	1.94%	252
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.452194	7.709997	41.41%	0
2015	8.331203	5.452194	-34.56%	0
2014	10.476472	8.331203	-20.48%	0
2013	9.633425	10.476472	8.75%	0
2012*	10.000000	9.633425	-3.67%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	19.721860	20.204045	2.44%	0
2015	20.644749	19.721860	-4.47%	0
2014	18.999965	20.644749	8.66%	0
2013	14.388006	18.999965	32.05%	0
2012	12.549791	14.388006	14.65%	0
2011	13.660267	12.549791	-8.13%	0
2010	12.331809	13.660267	10.77%	0
2009	9.843202	12.331809	25.28%	0
2008	16.067364	9.843202	-38.74%	0
2007	14.821672	16.067364	8.40%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	17.673265	18.763250	6.17%	0
2015	17.703096	17.673265	-0.17%	0
2014	15.208136	17.703096	16.41%	0
2013	12.893028	15.208136	17.96%	0
2012	11.568617	12.893028	11.45%	0
2011	11.017979	11.568617	5.00%	0
2010	9.863497	11.017979	11.70%	0
2009	8.664461	9.863497	13.84%	0
2008	12.396883	8.664461	-30.11%	0
2007	11.686200	12.396883	6.08%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.674170	19.500045	-0.89%	737
2015	19.688890	19.674170	-0.07%	745
2014	19.225486	19.688890	2.41%	745
2013	13.939205	19.225486	37.92%	745
2012	11.743097	13.939205	18.70%	746
2011	12.608140	11.743097	-6.86%	949
2010*	10.000000	12.608140	26.08%	1,403
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	22.630296	24.042962	6.24%	1,117
2015	23.632868	22.630296	-4.24%	1,188
2014	24.427127	23.632868	-3.25%	1,151
2013	16.490517	24.427127	48.13%	1,269
2012	15.504809	16.490517	6.36%	2,120
2011	16.482161	15.504809	-5.93%	2,736
2010	13.185820	16.482161	25.00%	2,611
2009	8.760944	13.185820	50.51%	1,798
2008	15.169114	8.760944	-42.24%	0
2007	13.518641	15.169114	12.21%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.177596	11.386772	1.87%	0
2015	11.491455	11.177596	-2.73%	0
2014	11.189798	11.491455	2.70%	0
2013	10.143927	11.189798	10.31%	0
2012*	10.000000	10.143927	1.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	24.474788	26.791137	9.46%	0
2015	24.485563	24.474788	-0.04%	0
2014	22.733767	24.485563	7.71%	0
2013	17.139229	22.733767	32.64%	0
2012	14.833939	17.139229	15.54%	0
2011	14.190342	14.833939	4.54%	0
2010	12.765205	14.190342	11.16%	0
2009	10.762890	12.765205	18.60%	0
2008	18.415677	10.762890	-41.56%	0
2007	17.821918	18.415677	3.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	32.449981	39.909602	22.99%	0
2015	34.915578	32.449981	-7.06%	0
2014	32.520038	34.915578	7.37%	0
2013	23.975182	32.520038	35.64%	0
2012	20.535933	23.975182	16.75%	0
2011	22.803666	20.535933	-9.94%	0
2010	18.278701	22.803666	24.76%	0
2009	13.001497	18.278701	40.59%	0
2008	20.533228	13.001497	-36.68%	0
2007	20.523508	20.533228	0.05%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	13.171645	13.550721	2.88%	1,122
2015	13.703667	13.171645	-3.88%	1,506
2014	13.461105	13.703667	1.80%	5,678
2013	14.924704	13.461105	-9.81%	7,510
2012	14.103185	14.924704	5.83%	8,742
2011	12.806039	14.103185	10.13%	16,661
2010	12.361615	12.806039	3.60%	18,134
2009	11.380952	12.361615	8.62%	10,699
2008	11.734834	11.380952	-3.02%	10,784
2007	10.875866	11.734834	7.90%	16,696

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	22.800372	25.436684	11.56%	497
2015	24.599279	22.800372	-7.31%	497
2014	22.221011	24.599279	10.70%	497
2013	16.642524	22.221011	33.52%	497
2012	14.754796	16.642524	12.79%	497
2011	14.555600	14.754796	1.37%	497
2010	12.971677	14.555600	12.21%	511
2009	11.176117	12.971677	16.07%	511
2008	17.374932	11.176117	-35.68%	0
2007	17.708752	17.374932	-1.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	22.664053	27.410634	20.94%	2,095
2015	23.366608	22.664053	-3.01%	538
2014	20.398042	23.366608	14.55%	789
2013	15.933821	20.398042	28.02%	581
2012	13.911354	15.933821	14.54%	606
2011	14.235614	13.911354	-2.28%	633
2010	12.141003	14.235614	17.25%	407
2009	9.491079	12.141003	27.92%	3,321
2008	12.757676	9.491079	-25.60%	3,603
2007	13.268243	12.757676	-3.85%	3,347
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.757481	11.160715	14.38%	0
2015*	10.000000	9.757481	-2.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.835936	15.177751	2.30%	0
2015	15.206461	14.835936	-2.44%	2,621
2014	15.137710	15.206461	0.45%	2,621
2013	13.425066	15.137710	12.76%	1,846
2012	12.388328	13.425066	8.37%	926
2011	13.045088	12.388328	-5.03%	2,389
2010	12.059777	13.045088	8.17%	1,719
2009*	10.000000	12.059777	20.60%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.210938	10.241414	11.19%	0
2015*	10.000000	9.210938	-7.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.785479	9.881134	0.98%	0
2015*	10.000000	9.785479	-2.15%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.727012	15.150174	29.19%	0
2015	12.721688	11.727012	-7.82%	0
2014	12.222171	12.721688	4.09%	0
2013*	10.000000	12.222171	22.22%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.450984	11.865628	13.54%	0
2015	10.878488	10.450984	-3.93%	3,698
2014*	10.000000	10.878488	8.78%	3,698
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	33.176982	41.109331	23.91%	11,496
2015	34.468095	33.176982	-3.75%	18,721
2014	33.271257	34.468095	3.60%	18,597
2013	23.992186	33.271257	38.68%	19,483
2012	21.034760	23.992186	14.06%	21,164
2011	21.224177	21.034760	-0.89%	23,965
2010	17.115717	21.224177	24.00%	20,813
2009	13.891109	17.115717	23.21%	18,233
2008	20.403261	13.891109	-31.92%	16,483
2007	20.841632	20.403261	-2.10%	8,457
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	24.825527	27.265769	9.83%	25,774
2015	24.973911	24.825527	-0.59%	47,556
2014	22.405323	24.973911	11.46%	49,790
2013	17.261907	22.405323	29.80%	55,811
2012	15.169143	17.261907	13.80%	49,343
2011	15.146432	15.169143	0.15%	47,385
2010	13.418518	15.146432	12.88%	51,805
2009	10.802470	13.418518	24.22%	43,352
2008	17.488454	10.802470	-38.23%	43,624
2007	16.903452	17.488454	3.46%	27,820
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	21.611455	22.924840	6.08%	809
2015	22.541147	21.611455	-4.12%	725
2014	21.212540	22.541147	6.26%	1,528
2013	17.814524	21.212540	19.07%	1,518
2012	16.413325	17.814524	8.54%	1,493
2011	15.315811	16.413325	7.17%	634
2010	13.508689	15.315811	13.38%	687
2009	11.214559	13.508689	20.46%	3,272
2008	16.192496	11.214559	-30.74%	6,548
2007	15.378321	16.192496	5.29%	3,849
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	19.284832	22.196908	15.10%	0
2015	20.074942	19.284832	-3.94%	0
2014	20.104622	20.074942	-0.15%	0
2013	13.763610	20.104622	46.07%	0
2012	11.615634	13.763610	18.49%	0
2011	13.714281	11.615634	-15.30%	0
2010	10.637713	13.714281	28.92%	0
2009	8.582939	10.637713	23.94%	0
2008	13.995914	8.582939	-38.68%	0
2007	16.008777	13.995914	-12.57%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.730441	10.447611	7.37%	5,620
2015	9.972551	9.730441	-2.43%	0
2014	10.061698	9.972551	-0.89%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	15.091173	14.206551	-5.86%	845
2015	16.366297	15.091173	-7.79%	845
2014	16.831073	16.366297	-2.76%	845
2013	14.708549	16.831073	14.43%	845
2012	13.565303	14.708549	8.43%	845
2011	14.566967	13.565303	-6.88%	968
2010	13.079775	14.566967	11.37%	1,100
2009	11.717768	13.079775	11.62%	1,100
2008	16.905907	11.717768	-30.69%	1,017
2007	15.647362	16.905907	8.04%	1,389
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	13.670980	13.949132	2.03%	10,182
2015	13.933355	13.670980	-1.88%	10,044
2014	13.658558	13.933355	2.01%	9,863
2013	13.756272	13.658558	-0.71%	6,822
2012	12.754349	13.756272	7.86%	10,180
2011	12.688935	12.754349	0.52%	11,807
2010	11.890790	12.688935	6.71%	16,111
2009	10.041721	11.890790	18.41%	19,444
2008	11.021944	10.041721	-8.89%	14,128
2007	10.638170	11.021944	3.61%	18,041
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.938836	15.492846	3.71%	0
2015	15.239462	14.938836	-1.97%	0
2014	14.838800	15.239462	2.70%	0
2013	13.301759	14.838800	11.56%	0
2012	12.096740	13.301759	9.96%	0
2011	12.327012	12.096740	-1.87%	673
2010	11.113969	12.327012	10.91%	674
2009	9.098050	11.113969	22.16%	676
2008	12.337060	9.098050	-26.25%	678
2007	11.547024	12.337060	6.84%	2,035
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	15.500305	16.162602	4.27%	0
2015	15.800900	15.500305	-1.90%	0
2014	15.328967	15.800900	3.08%	0
2013	13.451350	15.328967	13.96%	0
2012	12.071848	13.451350	11.43%	0
2011	12.403091	12.071848	-2.67%	428
2010	11.008129	12.403091	12.67%	429
2009	8.689427	11.008129	26.68%	430
2008	13.121284	8.689427	-33.78%	432
2007	12.108491	13.121284	8.36%	433

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	16.163630	16.945256	4.84%	0
2015	16.488773	16.163630	-1.97%	0
2014	15.973697	16.488773	3.22%	0
2013	13.350497	15.973697	19.65%	0
2012	11.761742	13.350497	13.51%	0
2011	12.281934	11.761742	-4.24%	0
2010	10.753714	12.281934	14.21%	0
2009	8.318369	10.753714	29.28%	991
2008	13.652292	8.318369	-39.07%	382
2007	12.472291	13.652292	9.46%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.424788	4.25%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	13.419284	17.656522	31.58%	601
2015	17.182337	13.419284	-21.90%	604
2014	19.986891	17.182337	-14.03%	1,829
2013	16.336371	19.986891	22.35%	1,322
2012	15.827951	16.336371	3.21%	1,100
2011	16.941258	15.827951	-6.57%	1,241
2010	14.426632	16.941258	17.43%	1,426
2009	9.919758	14.426632	45.43%	1,471
2008	22.077040	9.919758	-55.07%	3,511
2007	15.382582	22.077040	43.52%	87
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	21.920257	25.429067	16.01%	2,150
2015	23.227264	21.920257	-5.63%	4,139
2014	21.726687	23.227264	6.91%	4,194
2013	17.246875	21.726687	25.97%	2,310
2012	14.951257	17.246875	15.35%	3,281
2011	15.072089	14.951257	-0.80%	6,670
2010	13.308439	15.072089	13.25%	13,668
2009	10.397189	13.308439	28.00%	13,863
2008	18.448877	10.397189	-43.64%	14,699
2007	18.486577	18.448877	-0.20%	19,914
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.250862	12.51%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	26.325326	26.087327	-0.90%	548
2015	24.987445	26.325326	5.35%	544
2014	22.839741	24.987445	9.40%	535
2013	17.040857	22.839741	34.03%	526
2012	15.115161	17.040857	12.74%	517
2011	15.342087	15.115161	-1.48%	853
2010	12.568544	15.342087	22.07%	1,555
2009	9.966373	12.568544	26.11%	1,543
2008	19.193419	9.966373	-48.07%	2,258
2007	15.377648	19.193419	24.81%	2,951
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	13.834204	14.244670	2.97%	63,798
2015	14.158058	13.834204	-2.29%	87,647
2014	13.602215	14.158058	4.09%	75,576
2013	14.093787	13.602215	-3.49%	96,036
2012	13.542748	14.093787	4.07%	74,695
2011	12.838266	13.542748	5.49%	63,705
2010	12.112865	12.838266	5.99%	66,609
2009	10.644442	12.112865	13.80%	70,109
2008	11.188349	10.644442	-4.86%	63,983
2007	10.908344	11.188349	2.57%	61,806
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	36.057025	39.772613	10.30%	4,491
2015	37.193345	36.057025	-3.06%	4,389
2014	35.593681	37.193345	4.49%	5,879
2013	26.582214	35.593681	33.90%	7,886
2012	23.545407	26.582214	12.90%	9,224
2011	26.799714	23.545407	-12.14%	9,792
2010	21.150637	26.799714	26.71%	10,008
2009	15.357036	21.150637	37.73%	11,430
2008	25.803141	15.357036	-40.48%	10,740
2007	22.702642	25.803141	13.66%	15,115
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	22.566311	21.068311	-6.64%	4,017
2015	22.167601	22.566311	1.80%	3,822
2014	24.528932	22.167601	-9.63%	0
2013	19.121406	24.528932	28.28%	0
2012	16.118642	19.121406	18.63%	0
2011	19.786424	16.118642	-18.54%	0
2010	17.794434	19.786424	11.19%	0
2009	14.305351	17.794434	24.39%	0
2008	25.903296	14.305351	-44.77%	0
2007	22.456893	25.903296	15.35%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	29.899781	32.199630	7.69%	0
2015	31.339596	29.899781	-4.59%	0
2014	29.856166	31.339596	4.97%	0
2013	23.271084	29.856166	28.30%	0
2012	18.584429	23.271084	25.22%	0
2011	20.730949	18.584429	-10.35%	0
2010	16.650354	20.730949	24.51%	300
2009	10.750910	16.650354	54.87%	300
2008	22.394909	10.750910	-51.99%	300
2007	21.553444	22.394909	3.90%	301
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.585644	12.923079	11.54%	0
2015	12.534961	11.585644	-7.57%	0
2014	12.367168	12.534961	1.36%	0
2013	10.138969	12.367168	21.98%	0
2012	8.920699	10.138969	13.66%	0
2011	9.193434	8.920699	-2.97%	0
2010	8.461035	9.193434	8.66%	0
2009	6.591481	8.461035	28.36%	0
2008*	10.000000	6.591481	-34.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.877394	15.594672	12.37%	16,027
2015	15.150356	13.877394	-8.40%	15,904
2014	14.694972	15.150356	3.10%	22,884
2013	13.086696	14.694972	12.29%	24,490
2012	11.788201	13.086696	11.02%	28,145
2011	11.682728	11.788201	0.90%	30,826
2010	10.521206	11.682728	11.04%	30,374
2009	7.873384	10.521206	33.63%	37,880
2008	11.357564	7.873384	-30.68%	56,606
2007	11.108263	11.357564	2.24%	88,858
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	24.088492	27.548662	14.36%	2,426
2015	25.368362	24.088492	-5.05%	15,311
2014	23.676325	25.368362	7.15%	16,252
2013	18.524729	23.676325	27.81%	16,298
2012	16.789596	18.524729	10.33%	16,322
2011	16.071946	16.789596	4.47%	15,512
2010	13.517652	16.071946	18.90%	10,507
2009	11.689142	13.517652	15.64%	16,161
2008	16.270657	11.689142	-28.16%	16,113
2007	16.967418	16.270657	-4.11%	23,891

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	29.808881	38.246428	28.31%	3,124
2015	32.660139	29.808881	-8.73%	1,814
2014	32.952558	32.660139	-0.89%	3,498
2013	24.543159	32.952558	34.26%	3,556
2012	21.036851	24.543159	16.67%	3,543
2011	22.179787	21.036851	-5.15%	4,214
2010	17.552218	22.179787	26.36%	6,705
2009	13.789880	17.552218	27.28%	8,052
2008	20.890543	13.789880	-33.99%	5,924
2007	21.716467	20.890543	-3.80%	7,416
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.397922	8.562626	15.74%	0
2015	9.337239	7.397922	-20.77%	230
2014*	10.000000	9.337239	-6.63%	230
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	20.234651	21.372930	5.63%	1,097
2015	21.958107	20.234651	-7.85%	1,123
2014	25.072242	21.958107	-12.42%	1,449
2013	20.688678	25.072242	21.19%	0
2012	17.756276	20.688678	16.51%	0
2011	20.161199	17.756276	-11.93%	0
2010	18.871195	20.161199	6.84%	0
2009	13.972917	18.871195	35.06%	0
2008	23.781263	13.972917	-41.24%	0
2007	20.902132	23.781263	13.77%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.221954	9.355665	1.45%	5,601
2015	9.778598	9.221954	-5.69%	11,685
2014	9.743866	9.778598	0.36%	23,125
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.867589	11.175007	2.83%	0
2015	11.708610	10.867589	-7.18%	0
2014	11.429923	11.708610	2.44%	0
2013	10.212573	11.429923	11.92%	0
2012*	10.000000	10.212573	2.13%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.247465	10.050431	-1.92%	0
2015	10.209482	10.247465	0.37%	0
2014	9.898475	10.209482	3.14%	0
2013*	10.000000	9.898475	-1.02%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.608725	14.687859	0.54%	1,306
2015	14.151458	14.608725	3.23%	1,662
2014	13.275279	14.151458	6.60%	1,711
2013	9.635882	13.275279	37.77%	1,764
2012*	10.000000	9.635882	-3.64%	2,111
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.197101	13.602971	11.53%	0
2015	12.930063	12.197101	-5.67%	0
2014	12.595138	12.930063	2.66%	0
2013	9.948615	12.595138	26.60%	0
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.843501	13.721402	-0.88%	317
2015	13.902362	13.843501	-0.42%	427
2014	13.099348	13.902362	6.13%	781
2013	9.730361	13.099348	34.62%	797
2012*	10.000000	9.730361	-2.70%	954
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	14.174492	13.610745	-3.98%	1,680
2015	15.692887	14.174492	-9.68%	1,974
2014	16.808830	15.692887	-6.64%	1,774
2013	13.630468	16.808830	23.32%	1,124
2012	11.605915	13.630468	17.44%	0
2011	12.690851	11.605915	-8.55%	0
2010	11.849485	12.690851	7.10%	0
2009*	10.000000	11.849485	18.49%	3,494
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.886973	12.466324	14.51%	0
2015	11.815787	10.886973	-7.86%	0
2014	11.765535	11.815787	0.43%	0
2013	10.804249	11.765535	8.90%	0
2012*	10.000000	10.804249	8.04%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.713159	13.295571	4.58%	0
2015	13.691618	12.713159	-7.15%	0
2014	12.879521	13.691618	6.31%	0
2013	10.057848	12.879521	28.05%	0
2012*	10.000000	10.057848	0.58%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	23.439229	24.099045	2.82%	0
2015	23.686864	23.439229	-1.05%	0
2014	22.205960	23.686864	6.67%	0
2013	18.808093	22.205960	18.07%	0
2012	16.833931	18.808093	11.73%	0
2011	16.852729	16.833931	-0.11%	0
2010	15.816356	16.852729	6.55%	0
2009	12.779676	15.816356	23.76%	0
2008	15.448892	12.779676	-17.28%	0
2007	14.215050	15.448892	8.68%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.776148	9.848837	0.74%	0
2015*	10.000000	9.776148	-2.24%	434
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	32.859012	33.012887	0.47%	0
2015	29.786732	32.859012	10.31%	687
2014	27.865416	29.786732	6.89%	0
2013	21.602964	27.865416	28.99%	0
2012	17.698831	21.602964	22.06%	0
2011	19.298361	17.698831	-8.29%	548
2010	18.390556	19.298361	4.94%	2,277
2009	12.780222	18.390556	43.90%	5,379
2008	23.287160	12.780222	-45.12%	642
2007	17.295382	23.287160	34.64%	141
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.754185	16.554974	12.21%	0
2015	14.306628	14.754185	3.13%	0
2014	13.276121	14.306628	7.76%	0
2013	9.949989	13.276121	33.43%	0
2012*	10.000000	9.949989	-0.50%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	26.662370	24.514255	-8.06%	516
2015	29.666801	26.662370	-10.13%	496
2014	34.247916	29.666801	-13.38%	849
2013	30.408888	34.247916	12.62%	824
2012	27.263803	30.408888	11.54%	801
2011	40.886480	27.263803	-33.32%	0
2010	33.185346	40.886480	23.21%	0
2009	18.804441	33.185346	76.48%	0
2008	39.944347	18.804441	-52.92%	0
2007	31.663379	39.944347	26.15%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.280319	8.666038	19.03%	0
2015	9.240854	7.280319	-21.22%	0
2014	9.832800	9.240854	-6.02%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.964287	-0.36%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.501493	13.404777	7.23%	0
2015	12.963598	12.501493	-3.56%	0
2014	14.220089	12.963598	-8.84%	0
2013	10.217655	14.220089	39.17%	0
2012*	10.000000	10.217655	2.18%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	27.292242	30.602977	12.13%	6,225
2015	27.954915	27.292242	-2.37%	6,386
2014	25.740108	27.954915	8.60%	8,420
2013	19.262147	25.740108	33.63%	8,620
2012	16.867279	19.262147	14.20%	8,868
2011	17.195137	16.867279	-1.91%	8,914
2010	15.688329	17.195137	9.60%	12,396
2009	13.000405	15.688329	20.68%	14,812
2008	19.614133	13.000405	-33.72%	6,289
2007	18.499487	19.614133	6.03%	6,038
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.600223	15.965235	2.34%	5,582
2015	14.888759	15.600223	4.78%	6,140
2014	14.938609	14.888759	-0.33%	6,225
2013	11.876359	14.938609	25.78%	8,069
2012	10.395371	11.876359	14.25%	8,212
2011	10.738866	10.395371	-3.20%	717
2010*	10.000000	10.738866	7.39%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.727858	10.147260	4.31%	0
2015*	10.000000	9.727858	-2.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	12.783798	13.337226	4.33%	1,304
2015	13.080757	12.783798	-2.27%	1,686
2014	12.339666	13.080757	6.01%	1,739
2013	12.594289	12.339666	-2.02%	1,796
2012	11.704079	12.594289	7.61%	2,202
2011	11.267019	11.704079	3.88%	2,776
2010	10.698980	11.267019	5.31%	3,009
2009	9.925335	10.698980	7.79%	2,828
2008	11.247361	9.925335	-11.75%	19,520
2007	10.847690	11.247361	3.68%	29,556

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	21.820512	23.780353	8.98%	0
2015	22.404901	21.820512	-2.61%	0
2014	22.095900	22.404901	1.40%	0
2013	24.572717	22.095900	-10.08%	0
2012	21.153665	24.572717	16.16%	0
2011	20.081616	21.153665	5.34%	0
2010	18.568174	20.081616	8.15%	0
2009	14.480709	18.568174	28.23%	0
2008	17.282785	14.480709	-16.21%	0
2007	16.484339	17.282785	4.84%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.217476	9.310799	13.30%	0
2015*	10.000000	8.217476	-17.83%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.289589	16.726642	9.40%	0
2015	16.712359	15.289589	-8.51%	0
2014	17.315677	16.712359	-3.48%	0
2013	13.318885	17.315677	30.01%	0
2012	11.021500	13.318885	20.84%	0
2011	11.286140	11.021500	-2.34%	0
2010*	10.000000	11.286140	12.86%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	21.057967	24.948238	18.47%	1,598
2015	22.361059	21.057967	-5.83%	2,091
2014	20.088980	22.361059	11.31%	2,984
2013	15.481203	20.088980	29.76%	2,787
2012	13.726600	15.481203	12.78%	2,870
2011	13.860721	13.726600	-0.97%	3,888
2010	12.429821	13.860721	11.51%	4,468
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.419688	15.490136	7.42%	10,345
2015	14.489256	14.419688	-0.48%	1,768
2014	14.003595	14.489256	3.47%	9,353
2013	11.525811	14.003595	21.50%	5,989
2012	10.107259	11.525811	14.03%	5,996
2011	10.161246	10.107259	-0.53%	9,277
2010	9.204535	10.161246	10.39%	9,771
2009	7.567959	9.204535	21.63%	10,560
2008	10.935557	7.567959	-30.79%	11,254
2007	10.455243	10.935557	4.59%	11,590

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.432700	11.566002	1.17%	449
2015	11.627776	11.432700	-1.68%	907
2014	11.239319	11.627776	3.46%	3,383
2013	11.705983	11.239319	-3.99%	3,566
2012	11.316569	11.705983	3.44%	3,948
2011	10.860962	11.316569	4.19%	6,393
2010	10.397879	10.860962	4.45%	11,871
2009	9.407821	10.397879	10.52%	15,575
2008	10.591896	9.407821	-11.18%	13,527
2007	10.437325	10.591896	1.48%	13,183
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	16.091026	15.888030	-1.26%	311
2015	15.325057	16.091026	5.00%	326
2014	15.270238	15.325057	0.36%	342
2013	12.044977	15.270238	26.78%	357
2012	10.011409	12.044977	20.31%	370
2011	11.201198	10.011409	-10.62%	985
2010	10.211900	11.201198	9.69%	4,507
2009	7.317716	10.211900	39.55%	5,423
2008	12.101040	7.317716	-39.53%	644
2007	10.737612	12.101040	12.70%	456
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	15.370732	16.521486	7.49%	419
2015	14.654992	15.370732	4.88%	5,170
2014	13.760579	14.654992	6.50%	3,663
2013	10.773015	13.760579	27.73%	6,916
2012	9.311508	10.773015	15.70%	5,535
2011	9.912974	9.311508	-6.07%	7,288
2010	8.510393	9.912974	16.48%	1,067
2009	6.222418	8.510393	36.77%	7,849
2008	11.318398	6.222418	-45.02%	3,800
2007	10.264514	11.318398	10.27%	6,420
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	13.275404	14.534040	9.48%	0
2015	13.325917	13.275404	-0.38%	0
2014	12.267337	13.325917	8.63%	0
2013	9.361446	12.267337	31.04%	0
2012	8.114867	9.361446	15.36%	0
2011	8.422309	8.114867	-3.65%	0
2010	7.700958	8.422309	9.37%	0
2009	5.979217	7.700958	28.80%	3,908
2008	9.796181	5.979217	-38.96%	2,226
2007*	10.000000	9.796181	-2.04%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	23.124661	26.795343	15.87%	4,096
2015	25.100355	23.124661	-7.87%	3,956
2014	23.382470	25.100355	7.35%	4,460
2013	17.536098	23.382470	33.34%	3,012
2012	15.058442	17.536098	16.45%	4,110
2011	15.679282	15.058442	-3.96%	5,666
2010	13.781228	15.679282	13.77%	7,900
2009	10.902119	13.781228	26.41%	7,391
2008	17.621298	10.902119	-38.13%	9,918
2007	18.360628	17.621298	-4.03%	23,343
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.272253	9.410002	1.49%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.988137	12.062404	9.78%	0
2015	11.513525	10.988137	-4.56%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.822884	11.601737	7.20%	0
2015	11.179057	10.822884	-3.19%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	19.488141	21.925258	12.51%	1,002
2015	20.304297	19.488141	-4.02%	1,928
2014	20.090638	20.304297	1.06%	5,178
2013	19.039681	20.090638	5.52%	0
2012	16.865444	19.039681	12.89%	0
2011	16.483706	16.865444	2.32%	0
2010	14.781696	16.483706	11.51%	1,097
2009	10.273423	14.781696	43.88%	1,206
2008	14.476609	10.273423	-29.03%	1,276
2007	14.244264	14.476609	1.63%	1,403
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.686570	14.196479	11.90%	0
2015	13.028631	12.686570	-2.63%	0
2014	12.406544	13.028631	5.01%	0
2013	8.770819	12.406544	41.45%	0
2012	7.617701	8.770819	15.14%	0
2011	8.749384	7.617701	-12.93%	0
2010	7.694232	8.749384	13.71%	0
2009	5.104127	7.694232	50.75%	0
2008*	10.000000	5.104127	-48.96%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.714403	15.967582	8.52%	7,622
2015	14.993639	14.714403	-1.86%	7,485
2014	13.767337	14.993639	8.91%	7,285
2013	10.082697	13.767337	36.54%	7,390
2012	9.185752	10.082697	9.76%	7,409
2011	9.635296	9.185752	-4.67%	7,281
2010	7.912626	9.635296	21.77%	12,523
2009	6.116424	7.912626	29.37%	20,724
2008*	10.000000	6.116424	-38.84%	24,401
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.308780	13.145362	6.80%	0
2015	12.712857	12.308780	-3.18%	0
2014	12.344779	12.712857	2.98%	0
2013	9.674702	12.344779	27.60%	0
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.249274	12.809527	4.57%	5,645
2015	12.562584	12.249274	-2.49%	5,306
2014	12.222184	12.562584	2.79%	4,924
2013	10.816580	12.222184	12.99%	4,560
2012	9.882961	10.816580	9.45%	0
2011	10.164795	9.882961	-2.77%	0
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	13,757
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.449340	13.167642	5.77%	0
2015	12.802625	12.449340	-2.76%	0
2014	12.408130	12.802625	3.18%	0
2013	10.384424	12.408130	19.49%	0
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.586156	11.945340	3.10%	0
2015	11.843543	11.586156	-2.17%	0
2014	11.629777	11.843543	1.84%	0
2013	11.246134	11.629777	3.41%	0
2012	10.615941	11.246134	5.94%	0
2011	10.621908	10.615941	-0.06%	0
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.279672	10.693948	4.03%	0
2015	10.898923	10.279672	-5.68%	0
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.221659	10.699675	4.68%	0
2015	10.903808	10.221659	-6.26%	0
2014	10.953241	10.903808	-0.45%	0
2013*	10.000000	10.953241	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.378242	13.021378	5.20%	964
2015	12.695698	12.378242	-2.50%	1,010
2014	12.319480	12.695698	3.05%	1,056
2013	10.611392	12.319480	16.10%	1,103
2012	9.582525	10.611392	10.74%	1,148
2011	9.955449	9.582525	-3.75%	1,192
2010	9.070489	9.955449	9.76%	1,195
2009	7.547472	9.070489	20.18%	0
2008*	10.000000	7.547472	-24.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.359474	13.105429	6.04%	0
2015	12.733307	12.359474	-2.94%	2,876
2014	12.356965	12.733307	3.05%	0
2013	10.089362	12.356965	22.48%	0
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.073793	12.612883	4.46%	26,875
2015	12.383340	12.073793	-2.50%	34,095
2014	12.072704	12.383340	2.57%	34,273
2013	11.012655	12.072704	9.63%	26,508
2012	10.155119	11.012655	8.44%	20,851
2011	10.332147	10.155119	-1.71%	20,851
2010	9.615490	10.332147	7.45%	20,851
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.928660	12.344595	3.49%	6,695
2015	12.211688	11.928660	-2.32%	6,874
2014	11.837497	12.211688	3.16%	8,111
2013	12.272909	11.837497	-3.55%	7,895
2012	11.586894	12.272909	5.92%	7,983
2011	11.066542	11.586894	4.70%	7,990
2010	10.516530	11.066542	5.23%	12,776
2009	9.827005	10.516530	7.02%	16,076
2008*	10.000000	9.827005	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.973832	13.212765	1.84%	0
2015	13.233168	12.973832	-1.96%	0
2014	12.802885	13.233168	3.36%	0
2013	13.262990	12.802885	-3.47%	0
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	25.253697	26.749797	5.92%	276
2015	30.591329	25.253697	-17.45%	232
2014	32.928373	30.591329	-7.10%	346
2013	33.270164	32.928373	-1.03%	0
2012	28.857717	33.270164	15.29%	0
2011	37.830235	28.857717	-23.72%	0
2010	33.116705	37.830235	14.23%	0
2009	20.604665	33.116705	60.72%	0
2008	49.699069	20.604665	-58.54%	0
2007	34.736132	49.699069	43.08%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.813250	12.721621	-0.72%	11,294
2015	13.015937	12.813250	-1.56%	10,421
2014	12.630351	13.015937	3.05%	14,056
2013	13.357936	12.630351	-5.45%	14,468
2012	13.152898	13.357936	1.56%	16,535
2011	12.443113	13.152898	5.70%	27,755
2010	12.049974	12.443113	3.26%	36,753
2009	11.907146	12.049974	1.20%	49,988
2008	11.216466	11.907146	6.16%	57,038
2007	10.622012	11.216466	5.60%	71,039
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.638052	9.499410	-1.44%	38,593
2015	9.779860	9.638052	-1.45%	36,105
2014	9.923756	9.779860	-1.45%	32,472
2013	10.069762	9.923756	-1.45%	61,904
2012	10.218325	10.069762	-1.45%	68,389
2011	10.368247	10.218325	-1.45%	99,829
2010	10.520782	10.368247	-1.45%	95,729
2009	10.671098	10.520782	-1.41%	250,929
2008	10.610205	10.671098	0.57%	291,987
2007	10.274739	10.610205	3.26%	233,333
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.438215	8.368901	-0.82%	353
2015	8.847344	8.438215	-4.62%	541
2014	9.042606	8.847344	-2.16%	988
2013	7.804871	9.042606	15.86%	1,169
2012	6.873392	7.804871	13.55%	1,426
2011	7.749265	6.873392	-11.30%	1,543
2010	6.958402	7.749265	11.37%	970
2009	5.454411	6.958402	27.57%	950
2008*	10.000000	5.454411	-45.46%	123
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.439600	9.351759	-0.93%	22,570
2015	9.713412	9.439600	-2.82%	49,910
2014	10.506454	9.713412	-7.55%	42,621
2013	8.809907	10.506454	19.26%	38,083
2012	7.562534	8.809907	16.49%	34,207
2011	8.805007	7.562534	-14.11%	44,675
2010	8.319006	8.805007	5.84%	34,185
2009	6.563605	8.319006	26.74%	24,888
2008	11.703384	6.563605	-43.92%	23,647
2007	10.857171	11.703384	7.79%	12,982

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	23.839815	25.719551	7.88%	4,014
2015	24.434479	23.839815	-2.43%	4,014
2014	23.616619	24.434479	3.46%	7,654
2013	18.832587	23.616619	25.40%	7,654
2012	16.488164	18.832587	14.22%	7,654
2011	17.414916	16.488164	-5.32%	25,875
2010	15.415824	17.414916	12.97%	26,588
2009	12.297130	15.415824	25.36%	29,148
2008	19.757788	12.297130	-37.76%	25,605
2007	18.922615	19.757788	4.41%	28,136
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	15.154373	15.876536	4.77%	0
2015	15.404099	15.154373	-1.62%	0
2014	14.945458	15.404099	3.07%	0
2013	13.370475	14.945458	11.78%	0
2012	12.403452	13.370475	7.80%	0
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	17.249119	18.315344	6.18%	0
2015	17.596506	17.249119	-1.97%	0
2014	16.970892	17.596506	3.69%	0
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	14.005789	14.391790	2.76%	19,110
2015	14.174331	14.005789	-1.19%	19,112
2014	13.844293	14.174331	2.38%	46,332
2013	13.400502	13.844293	3.31%	50,099
2012	12.928991	13.400502	3.65%	61,324
2011	12.745253	12.928991	1.44%	67,076
2010	12.213068	12.745253	4.36%	72,969
2009	11.360693	12.213068	7.50%	39,452
2008	12.266666	11.360693	-7.39%	50,594
2007	11.812489	12.266666	3.84%	60,235
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.253697	10.682212	4.18%	0
2015	10.753096	10.253697	-4.64%	0
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.190180	10.740875	5.40%	0
2015	10.765919	10.190180	-5.35%	0
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	19.159845	20.231573	5.59%	42,065
2015	19.507049	19.159845	-1.78%	49,260
2014	18.819024	19.507049	3.66%	59,508
2013	16.373400	18.819024	14.94%	60,887
2012	14.993743	16.373400	9.20%	91,737
2011	15.220035	14.993743	-1.49%	122,069
2010	13.924221	15.220035	9.31%	129,205
2009	11.859683	13.924221	17.41%	92,587
2008	15.668811	11.859683	-24.31%	137,485
2007	15.048914	15.668811	4.12%	198,784
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	21.887542	23.400571	6.91%	38,211
2015	22.372873	21.887542	-2.17%	40,542
2014	21.629841	22.372873	3.44%	43,234
2013	17.934666	21.629841	20.60%	43,839
2012	15.997816	17.934666	12.11%	31,834
2011	16.585416	15.997816	-3.54%	40,603
2010	14.915068	16.585416	11.20%	65,284
2009	12.166737	14.915068	22.59%	113,582
2008	17.994723	12.166737	-32.39%	106,513
2007	17.202882	17.994723	4.60%	138,802
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	16.665619	17.361316	4.17%	39,976
2015	16.916005	16.665619	-1.48%	44,141
2014	16.388193	16.916005	3.22%	65,380
2013	15.049827	16.388193	8.89%	72,075
2012	14.135314	15.049827	6.47%	79,961
2011	14.052989	14.135314	0.59%	132,428
2010	13.140565	14.052989	6.94%	150,620
2009	11.639091	13.140565	12.90%	154,419
2008	13.901805	11.639091	-16.28%	170,084
2007	13.326598	13.901805	4.32%	474,105
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.985934	23.406636	1.83%	6,433
2015	22.251073	22.985934	3.30%	8,506
2014	20.797692	22.251073	6.99%	12,306
2013	15.484811	20.797692	34.31%	12,546
2012	13.268797	15.484811	16.70%	14,801
2011	13.808144	13.268797	-3.91%	20,099
2010	12.911549	13.808144	6.94%	34,303
2009*	10.000000	12.911549	29.12%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.573573	10.241599	6.98%	0
2015	9.937740	9.573573	-3.66%	0
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	10.000999	10.846463	8.45%	0
2015	10.133809	10.000999	-1.31%	0
2014*	10.000000	10.133809	1.34%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	32.859809	38.955305	18.55%	10,397
2015	34.210267	32.859809	-3.95%	21,728
2014	31.724997	34.210267	7.83%	20,770
2013	24.195457	31.724997	31.12%	22,651
2012	20.900338	24.195457	15.77%	22,222
2011	21.760901	20.900338	-3.95%	20,372
2010	17.496440	21.760901	24.37%	21,675
2009	12.982184	17.496440	34.77%	20,805
2008	20.733734	12.982184	-37.39%	20,337
2007	19.561682	20.733734	5.99%	9,999
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	14.721833	15.763500	7.08%	1,818
2015	15.383060	14.721833	-4.30%	2,053
2014	15.025846	15.383060	2.38%	2,930
2013	15.420314	15.025846	-2.56%	1,833
2012	13.940109	15.420314	10.62%	4,248
2011	13.401220	13.940109	4.02%	4,000
2010	12.296451	13.401220	8.98%	5,577
2009	10.031614	12.296451	22.58%	4,847
2008	12.307348	10.031614	-18.49%	4,901
2007	11.937331	12.307348	3.10%	5,208
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.506912	10.099017	-3.88%	7,773
2015	10.731756	10.506912	-2.10%	7,496
2014	11.038913	10.731756	-2.78%	7,146
2013	9.251361	11.038913	19.32%	7,502
2012	8.126525	9.251361	13.84%	7,337
2011	9.123927	8.126525	-10.93%	7,002
2010	8.135019	9.123927	12.16%	10,784
2009	6.064844	8.135019	34.13%	17,078
2008*	10.000000	6.064844	-39.35%	17,107

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	14.479371	14.980830	3.46%	0
2015	15.522204	14.479371	-6.72%	0
2014	17.438155	15.522204	-10.99%	1,529
2013	14.617673	17.438155	19.30%	0
2012	12.672773	14.617673	15.35%	0
2011	15.384027	12.672773	-17.62%	0
2010	14.741276	15.384027	4.36%	0
2009	11.549944	14.741276	27.63%	0
2008	21.898391	11.549944	-47.26%	0
2007	21.636358	21.898391	1.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.561215	14.636236	0.52%	3,926
2015	14.327086	14.561215	1.63%	3,930
2014	13.198455	14.327086	8.55%	3,850
2013	9.963682	13.198455	32.47%	4,007
2012	8.705529	9.963682	14.45%	3,991
2011	9.128428	8.705529	-4.63%	4,089
2010	8.029459	9.128428	13.69%	6,328
2009	6.298763	8.029459	27.48%	9,787
2008*	10.000000	6.298763	-37.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.942254	14.801737	14.37%	1,376
2015	13.600062	12.942254	-4.84%	1,742
2014	12.517926	13.600062	8.64%	2,298
2013	9.407007	12.517926	33.07%	2,353
2012	8.117705	9.407007	15.88%	2,710
2011	8.771301	8.117705	-7.45%	5,248
2010	7.894107	8.771301	11.11%	6,180
2009	6.286901	7.894107	25.56%	8,889
2008*	10.000000	6.286901	-37.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	14.097397	14.734864	4.52%	4,095
2015	14.354444	14.097397	-1.79%	3,997
2014	14.043276	14.354444	2.22%	3,881
2013	10.280814	14.043276	36.60%	4,003
2012	9.099807	10.280814	12.98%	3,994
2011	9.663566	9.099807	-5.83%	3,910
2010	7.753436	9.663566	24.64%	10,258
2009	6.209196	7.753436	24.87%	11,958
2008*	10.000000	6.209196	-37.91%	7,886

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.524481	19.150786	15.89%	3,838
2015	17.265856	16.524481	-4.29%	3,943
2014	14.971705	17.265856	15.32%	3,882
2013	11.197061	14.971705	33.71%	4,078
2012	9.765885	11.197061	14.65%	4,235
2011	10.144778	9.765885	-3.73%	4,197
2010	8.604649	10.144778	17.90%	6,005
2009	6.692181	8.604649	28.58%	8,441
2008*	10.000000	6.692181	-33.08%	12,375
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	22.477972	23.938041	6.50%	0
2015	22.688544	22.477972	-0.93%	0
2014	22.452493	22.688544	1.05%	0
2013	15.826761	22.452493	41.86%	0
2012	14.200864	15.826761	11.45%	0
2011	14.534552	14.200864	-2.30%	0
2010	11.788734	14.534552	23.29%	0
2009	9.405240	11.788734	25.34%	0
2008	17.851211	9.405240	-47.31%	0
2007	16.543600	17.851211	7.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	31.515499	39.015494	23.80%	0
2015	34.125504	31.515499	-7.65%	0
2014	32.433413	34.125504	5.22%	0
2013	23.503387	32.433413	37.99%	0
2012	19.824615	23.503387	18.56%	0
2011	21.275952	19.824615	-6.82%	0
2010	17.069645	21.275952	24.64%	3,376
2009	13.761932	17.069645	24.04%	3,548
2008	20.627490	13.761932	-33.28%	3,547
2007	22.563861	20.627490	-8.58%	3,750
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	29.079510	35.119820	20.77%	396
2015	30.077392	29.079510	-3.32%	483
2014	30.351210	30.077392	-0.90%	2,509
2013	21.912014	30.351210	38.51%	2,520
2012	19.296863	21.912014	13.55%	2,517
2011	20.786489	19.296863	-7.17%	2,689
2010	16.876436	20.786489	23.17%	3,354
2009	12.738817	16.876436	32.48%	7,121
2008	20.969244	12.738817	-39.25%	8,910
2007	20.883817	20.969244	0.41%	12,597

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	22.099750	24.210396	9.55%	5,207
2015	22.277467	22.099750	-0.80%	5,097
2014	20.216385	22.277467	10.20%	4,945
2013	15.684468	20.216385	28.89%	5,061
2012	13.979930	15.684468	12.19%	5,049
2011	14.131754	13.979930	-1.07%	4,942
2010	12.664839	14.131754	11.58%	11,694
2009	10.235375	12.664839	23.74%	14,771
2008	17.788128	10.235375	-42.46%	15,766
2007	16.730660	17.788128	6.32%	18,245
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	13.044057	13.778080	5.63%	1,414
2015	14.030150	13.044057	-7.03%	1,482
2014	11.069837	14.030150	26.74%	1,931
2013	10.937391	11.069837	1.21%	2,029
2012	9.602457	10.937391	13.90%	3,046
2011	9.179933	9.602457	4.60%	5,846
2010	7.175168	9.179933	27.94%	6,895
2009	5.578528	7.175168	28.62%	10,543
2008*	10.000000	5.578528	-44.21%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.955854	14.223621	9.79%	0
2015	13.023678	12.955854	-0.52%	0
2014	11.686967	13.023678	11.44%	0
2013*	10.000000	11.686967	16.87%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.253358	10.356876	1.01%	1,484
2015	10.439831	10.253358	-1.79%	1,919
2014	10.541370	10.439831	-0.96%	4,607
2013	10.685207	10.541370	-1.35%	4,671
2012	10.473767	10.685207	2.02%	5,066
2011	10.491270	10.473767	-0.17%	5,740
2010	10.394113	10.491270	0.93%	6,523
2009	9.846962	10.394113	5.56%	7,764
2008*	10.000000	9.846962	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.128012	14.447247	19.12%	0
2015	12.938092	12.128012	-6.26%	0
2014	12.556928	12.938092	3.04%	0
2013*	10.000000	12.556928	25.57%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.957882	13.909440	-0.35%	5,528
2015	14.738512	13.957882	-5.30%	5,245
2014	16.281870	14.738512	-9.48%	4,975
2013	13.756990	16.281870	18.35%	5,154
2012	11.675592	13.756990	17.83%	5,054
2011	13.528212	11.675592	-13.69%	4,821
2010	12.908002	13.528212	4.80%	7,728
2009*	10.000000	12.908002	29.08%	11,523
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	13.537665	13.099633	-3.24%	0
2015	13.530128	13.537665	0.06%	0
2014	14.193946	13.530128	-4.68%	0
2013	12.222898	14.193946	16.13%	0
2012	10.468588	12.222898	16.76%	0
2011	12.116584	10.468588	-13.60%	0
2010	10.076372	12.116584	20.25%	0
2009	7.601318	10.076372	32.56%	0
2008	14.400656	7.601318	-47.22%	1,708
2007	14.158762	14.400656	1.71%	15,390
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	29.916682	30.711092	2.66%	573
2015	30.057840	29.916682	-0.47%	764
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	10.363284	10.337953	-0.24%	8,221
2015	10.496473	10.363284	-1.27%	11,054
2014	10.586325	10.496473	-0.85%	13,753
2013	10.676243	10.586325	-0.84%	18,343
2012	10.356764	10.676243	3.08%	21,856
2011	10.478459	10.356764	-1.16%	22,935
2010	10.098890	10.478459	3.76%	29,206
2009	9.042389	10.098890	11.68%	28,262
2008	10.598750	9.042389	-14.68%	38,026
2007	10.265712	10.598750	3.24%	52,668
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	24.220090	26.223915	8.27%	966
2015	24.690926	24.220090	-1.91%	1,013
2014	22.697750	24.690926	8.78%	1,264
2013	16.737659	22.697750	35.61%	1,332
2012	15.304169	16.737659	9.37%	2,384
2011	16.022458	15.304169	-4.48%	3,261
2010	13.233495	16.022458	21.08%	3,044
2009	10.217279	13.233495	29.52%	3,100
2008	17.120830	10.217279	-40.32%	3,747
2007	16.144926	17.120830	6.04%	26,864

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	30.686804	30.195549	-1.60%	1,824
2015	30.035325	30.686804	2.17%	2,449
2014	29.863265	30.035325	0.58%	2,643
2013	23.861911	29.863265	25.15%	0
2012	20.019534	23.861911	19.19%	0
2011	22.207171	20.019534	-9.85%	0
2010	19.475436	22.207171	14.03%	0
2009	14.181094	19.475436	37.33%	0
2008	24.116522	14.181094	-41.20%	0
2007	23.070354	24.116522	4.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.672174	10.129510	4.73%	0
2015	10.065294	9.672174	-3.91%	0
2014	9.965125	10.065294	1.01%	0
2013	10.148993	9.965125	-1.81%	505
2012*	10.000000	10.148993	1.49%	505
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.170213	8.792185	-4.12%	0
2015	9.024835	9.170213	1.61%	0
2014*	10.000000	9.024835	-9.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	24.033127	26.361697	9.69%	4,946
2015	23.651914	24.033127	1.61%	4,852
2014	21.738937	23.651914	8.80%	4,712
2013	16.782483	21.738937	29.53%	4,830
2012	14.604301	16.782483	14.91%	4,819
2011	14.865485	14.604301	-1.76%	6,860
2010	13.023062	14.865485	14.15%	10,766
2009	10.324439	13.023062	26.14%	13,798
2008	17.070052	10.324439	-39.52%	15,446
2007	16.632094	17.070052	2.63%	19,031
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	33.177835	38.476518	15.97%	163
2015	35.850686	33.177835	-7.46%	1,667
2014	32.580977	35.850686	10.04%	1,675
2013	23.509711	32.580977	38.59%	2,143
2012	20.273963	23.509711	15.96%	286
2011	21.073853	20.273963	-3.80%	937
2010	17.377172	21.073853	21.27%	864
2009	12.881721	17.377172	34.90%	2,423
2008	21.084518	12.881721	-38.90%	4,802
2007	21.698510	21.084518	-2.83%	4,458

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.277399	10.323191	11.27%	0
2015	10.366378	9.277399	-10.50%	0
2014	10.471267	10.366378	-1.00%	0
2013	10.613732	10.471267	-1.34%	0
2012*	10.000000	10.613732	6.14%	1,134
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.794333	9.812362	11.58%	0
2015	9.139906	8.794333	-3.78%	0
2014	9.145926	9.139906	-0.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.798964	10.951813	1.42%	0
2015	11.804902	10.798964	-8.52%	0
2014	11.942651	11.804902	-1.15%	1,368
2013	12.970120	11.942651	-7.92%	1,369
2012	12.507049	12.970120	3.70%	1,382
2011	11.705408	12.507049	6.85%	1,523
2010	10.859825	11.705408	7.79%	1,368
2009*	10.000000	10.859825	8.60%	112
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.341066	11.322921	-0.16%	2,385
2015	11.483946	11.341066	-1.24%	2,430
2014	11.566363	11.483946	-0.71%	3,761
2013	11.763864	11.566363	-1.68%	6,389
2012	11.288307	11.763864	4.21%	8,667
2011	11.339656	11.288307	-0.45%	6,893
2010	10.939212	11.339656	3.66%	10,088
2009*	10.000000	10.939212	9.39%	5,768
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.104511	1.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.566756	10.682997	1.10%	3,837
2015	10.686357	10.566756	-1.12%	3,620
2014	10.409755	10.686357	2.66%	3,386
2013	10.784326	10.409755	-3.47%	3,159
2012	9.993935	10.784326	7.91%	5,734
2011*	10.000000	9.993935	-0.06%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	18.890867	21.413585	13.35%	0
2015	20.729267	18.890867	-8.87%	0
2014	18.995495	20.729267	9.13%	0
2013	14.206399	18.995495	33.71%	0
2012	12.100246	14.206399	17.41%	0
2011	12.875530	12.100246	-6.02%	0
2010	11.422541	12.875530	12.72%	0
2009	8.928755	11.422541	27.93%	0
2008	14.779624	8.928755	-39.59%	0
2007	15.962242	14.779624	-7.41%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.334309	3.34%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	17.860375	17.170260	-3.86%	0
2015	18.097813	17.860375	-1.31%	0
2014	19.699281	18.097813	-8.13%	0
2013	15.607779	19.699281	26.21%	0
2012	12.990832	15.607779	20.14%	0
2011	15.869001	12.990832	-18.14%	0
2010	14.635021	15.869001	8.43%	415
2009	11.915221	14.635021	22.83%	415
2008	21.572042	11.915221	-44.77%	416
2007	20.200971	21.572042	6.79%	416
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	31.454740	27.677998	-12.01%	0
2015	28.378629	31.454740	10.84%	403
2014	21.944157	28.378629	29.32%	366
2013	14.793998	21.944157	48.33%	366
2012	11.459676	14.793998	29.10%	366
2011	10.533927	11.459676	8.79%	0
2010*	10.000000	10.533927	5.34%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.539691	7.845986	41.63%	0
2015	8.446390	5.539691	-34.41%	0
2014	10.594781	8.446390	-20.28%	0
2013	9.726121	10.594781	8.93%	0
2012*	10.000000	9.726121	-2.74%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.442068	7.691794	41.34%	0
2015	8.319944	5.442068	-34.59%	0
2014	10.467627	8.319944	-20.52%	0
2013	9.630168	10.467627	8.70%	0
2012*	10.000000	9.630168	-3.70%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	19.598406	20.067417	2.39%	0
2015	20.525935	19.598406	-4.52%	0
2014	18.900212	20.525935	8.60%	0
2013	14.319731	18.900212	31.99%	0
2012	12.496588	14.319731	14.59%	0
2011	13.609237	12.496588	-8.18%	0
2010	12.291982	13.609237	10.72%	0
2009	9.816378	12.291982	25.22%	0
2008	16.031725	9.816378	-38.77%	0
2007	14.796341	16.031725	8.35%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	17.573876	18.648295	6.11%	0
2015	17.612468	17.573876	-0.22%	0
2014	15.137954	17.612468	16.35%	0
2013	12.840037	15.137954	17.90%	0
2012	11.526919	12.840037	11.39%	0
2011	10.983821	11.526919	4.94%	0
2010	9.837900	10.983821	11.65%	0
2009	8.646354	9.837900	13.78%	0
2008	12.377257	8.646354	-30.14%	0
2007	11.673645	12.377257	6.03%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.619774	19.436294	-0.94%	0
2015	19.644419	19.619774	-0.13%	0
2014	19.191798	19.644419	2.36%	0
2013	13.921829	19.191798	37.85%	0
2012	11.734415	13.921829	18.64%	0
2011	12.605202	11.734415	-6.91%	0
2010*	10.000000	12.605202	26.05%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	22.503015	23.895646	6.19%	0
2015	23.511879	22.503015	-4.29%	0
2014	24.314415	23.511879	-3.30%	0
2013	16.422745	24.314415	48.05%	378
2012	15.448940	16.422745	6.30%	3,147
2011	16.431080	15.448940	-5.98%	4,176
2010	13.151610	16.431080	24.94%	0
2009	8.742630	13.151610	50.43%	0
2008	15.145098	8.742630	-42.27%	0
2007	13.504124	15.145098	12.15%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.156806	11.359833	1.82%	0
2015	11.475907	11.156806	-2.78%	0
2014	11.180324	11.475907	2.64%	0
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	24.315463	26.603259	9.41%	182
2015	24.338516	24.315463	-0.09%	182
2014	22.608715	24.338516	7.65%	182
2013	17.053591	22.608715	32.57%	183
2012	14.767331	17.053591	15.48%	183
2011	14.133776	14.767331	4.48%	1,549
2010	12.720770	14.133776	11.11%	1,549
2009	10.730871	12.720770	18.54%	1,917
2008	18.370232	10.730871	-41.59%	1,810
2007	17.787012	18.370232	3.28%	2,583
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	32.238653	39.629646	22.93%	2,375
2015	34.705808	32.238653	-7.11%	2,774
2014	32.341074	34.705808	7.31%	2,680
2013	23.855345	32.341074	35.57%	3,051
2012	20.443677	23.855345	16.69%	3,376
2011	22.712719	20.443677	-9.99%	4,266
2010	18.215035	22.712719	24.69%	2,031
2009	12.962794	18.215035	40.52%	1,962
2008	20.482521	12.962794	-36.71%	1,891
2007	20.483276	20.482521	0.00%	1,646
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	13.085020	13.454783	2.83%	20,249
2015	13.620468	13.085020	-3.93%	21,551
2014	13.386176	13.620468	1.75%	28,295
2013	14.849176	13.386176	-9.85%	28,151
2012	14.038950	14.849176	5.77%	28,087
2011	12.754152	14.038950	10.07%	25,116
2010	12.317775	12.754152	3.54%	21,210
2009	11.346347	12.317775	8.56%	9,954
2008	11.705089	11.346347	-3.06%	8,228
2007	10.853838	11.705089	7.84%	8,965

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	22.651912	25.258281	11.51%	0
2015	24.451509	22.651912	-7.36%	0
2014	22.098744	24.451509	10.65%	0
2013	16.559344	22.098744	33.45%	0
2012	14.688516	16.559344	12.74%	0
2011	14.497545	14.688516	1.32%	0
2010	12.926479	14.497545	12.15%	0
2009	11.142832	12.926479	16.01%	229
2008	17.332005	11.142832	-35.71%	231
2007	17.674024	17.332005	-1.94%	231
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	22.541708	27.248879	20.88%	17,138
2015	23.252270	22.541708	-3.06%	17,606
2014	20.308520	23.252270	14.50%	15,509
2013	15.871948	20.308520	27.95%	14,606
2012	13.864384	15.871948	14.48%	11,446
2011	14.194745	13.864384	-2.33%	7,676
2010	12.112273	14.194745	17.19%	5,770
2009	9.473428	12.112273	27.86%	1,283
2008	12.740429	9.473428	-25.64%	976
2007	13.257079	12.740429	-3.90%	1,029
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.754172	11.151274	14.32%	780
2015*	10.000000	9.754172	-2.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.785838	15.118854	2.25%	50,810
2015	15.162806	14.785838	-2.49%	54,964
2014	15.101908	15.162806	0.40%	58,531
2013	13.400106	15.101908	12.70%	58,416
2012	12.371587	13.400106	8.31%	57,905
2011	13.034055	12.371587	-5.08%	48,494
2010	12.055694	13.034055	8.12%	19,459
2009*	10.000000	12.055694	20.56%	4,955
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.207819	10.232765	11.13%	0
2015*	10.000000	9.207819	-7.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.782161	9.872784	0.93%	0
2015*	10.000000	9.782161	-2.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.711151	15.122034	29.13%	2,681
2015	12.710932	11.711151	-7.87%	2,198
2014	12.218031	12.710932	4.03%	0
2013*	10.000000	12.218031	22.18%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.442149	11.849602	13.48%	301
2015	10.874804	10.442149	-3.98%	301
2014*	10.000000	10.874804	8.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	32.960905	40.820944	23.85%	1,855
2015	34.260992	32.960905	-3.79%	2,718
2014	33.088129	34.260992	3.54%	3,095
2013	23.872229	33.088129	38.61%	3,141
2012	20.940231	23.872229	14.00%	2,879
2011	21.139501	20.940231	-0.94%	4,484
2010	17.056081	21.139501	23.94%	4,417
2009	13.849727	17.056081	23.15%	2,581
2008	20.352832	13.849727	-31.95%	2,309
2007	20.800722	20.352832	-2.15%	2,417
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	24.663825	27.074477	9.77%	4,123
2015	24.823836	24.663825	-0.64%	4,443
2014	22.281987	24.823836	11.41%	3,758
2013	17.175596	22.281987	29.73%	3,935
2012	15.100981	17.175596	13.74%	6,364
2011	15.086015	15.100981	0.10%	9,139
2010	13.371765	15.086015	12.82%	11,041
2009	10.770291	13.371765	24.15%	11,174
2008	17.445224	10.770291	-38.26%	11,809
2007	16.870274	17.445224	3.41%	17,370
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	21.470768	22.764077	6.02%	6,287
2015	22.405778	21.470768	-4.17%	6,732
2014	21.095858	22.405778	6.21%	6,797
2013	17.725526	21.095858	19.01%	7,088
2012	16.339629	17.725526	8.48%	7,054
2011	15.254750	16.339629	7.11%	6,372
2010	13.461645	15.254750	13.32%	5,012
2009	11.181181	13.461645	20.40%	3,915
2008	16.152511	11.181181	-30.78%	5,996
2007	15.348178	16.152511	5.24%	6,375
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	19.159211	22.041172	15.04%	0
2015	19.954307	19.159211	-3.98%	0
2014	19.993968	19.954307	-0.20%	0
2013	13.694790	19.993968	46.00%	0
2012	11.563432	13.694790	18.43%	0
2011	13.659578	11.563432	-15.35%	0
2010	10.600657	13.659578	28.86%	0
2009	8.557365	10.600657	23.88%	0
2008	13.961310	8.557365	-38.71%	0
2007	15.977355	13.961310	-12.62%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.717260	10.428192	7.32%	310
2015	9.964097	9.717260	-2.48%	704
2014	10.058270	9.964097	-0.94%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	14.992886	14.106886	-5.91%	0
2015	16.267957	14.992886	-7.84%	0
2014	16.738429	16.267957	-2.81%	0
2013	14.634999	16.738429	14.37%	0
2012	13.504340	14.634999	8.37%	1,116
2011	14.508845	13.504340	-6.92%	1,116
2010	13.034189	14.508845	11.31%	1,116
2009	11.682862	13.034189	11.57%	693
2008	16.864129	11.682862	-30.72%	693
2007	15.616649	16.864129	7.99%	903
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	13.581943	13.851271	1.98%	0
2015	13.849633	13.581943	-1.93%	1,953
2014	13.583375	13.849633	1.96%	1,953
2013	13.687508	13.583375	-0.76%	1,953
2012	12.697043	13.687508	7.80%	3,679
2011	12.638312	12.697043	0.46%	8,149
2010	11.849368	12.638312	6.66%	11,463
2009	10.011815	11.849368	18.35%	12,029
2008	10.994700	10.011815	-8.94%	11,773
2007	10.617292	10.994700	3.55%	13,201
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.858201	15.401425	3.66%	27,924
2015	15.164901	14.858201	-2.02%	29,168
2014	14.773700	15.164901	2.65%	35,172
2013	13.250120	14.773700	11.50%	33,122
2012	12.055916	13.250120	9.91%	33,936
2011	12.291637	12.055916	-1.92%	37,392
2010	11.087677	12.291637	10.86%	28,220
2009	9.081131	11.087677	22.10%	8,115
2008	12.320382	9.081131	-26.29%	5,523
2007	11.537307	12.320382	6.79%	1,218
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	15.416643	16.067226	4.22%	160,259
2015	15.723594	15.416643	-1.95%	148,268
2014	15.261712	15.723594	3.03%	179,779
2013	13.399134	15.261712	13.90%	185,602
2012	12.031099	13.399134	11.37%	177,106
2011	12.367484	12.031099	-2.72%	137,978
2010	10.982100	12.367484	12.61%	44,331
2009	8.673279	10.982100	26.62%	27,693
2008	13.103549	8.673279	-33.81%	599
2007	12.098298	13.103549	8.31%	600

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	16.076388	16.845263	4.78%	39,176
2015	16.408113	16.076388	-2.02%	39,509
2014	15.903619	16.408113	3.17%	39,404
2013	13.298675	15.903619	19.59%	40,333
2012	11.722046	13.298675	13.45%	33,113
2011	12.246674	11.722046	-4.28%	22,266
2010	10.728285	12.246674	14.15%	15,153
2009	8.302910	10.728285	29.21%	0
2008	13.633841	8.302910	-39.10%	0
2007	12.461790	13.633841	9.41%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.421293	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	13.346796	17.552257	31.51%	8,247
2015	17.098213	13.346796	-21.94%	8,588
2014	19.899161	17.098213	-14.08%	7,773
2013	16.272913	19.899161	22.28%	8,067
2012	15.774479	16.272913	3.16%	14,421
2011	16.892576	15.774479	-6.62%	14,600
2010	14.392471	16.892576	17.37%	11,948
2009	9.901301	14.392471	45.36%	9,698
2008	22.047199	9.901301	-55.09%	7,899
2007	15.369624	22.047199	43.45%	7,759
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	21.777475	25.250638	15.95%	26,874
2015	23.087678	21.777475	-5.67%	30,029
2014	21.607082	23.087678	6.85%	29,898
2013	17.160639	21.607082	25.91%	26,332
2012	14.884062	17.160639	15.30%	21,119
2011	15.011946	14.884062	-0.85%	27,189
2010	13.262061	15.011946	13.19%	18,248
2009	10.366212	13.262061	27.94%	18,638
2008	18.403288	10.366212	-43.67%	17,629
2007	18.450310	18.403288	-0.25%	20,399
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.247098	12.47%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	26.153997	25.904429	-0.95%	5,982
2015	24.837424	26.153997	5.30%	6,230
2014	22.714143	24.837424	9.35%	6,484
2013	16.955741	22.714143	33.96%	6,877
2012	15.047317	16.955741	12.68%	9,476
2011	15.280943	15.047317	-1.53%	11,027
2010	12.524797	15.280943	22.01%	10,662
2009	9.936715	12.524797	26.05%	4,350
2008	19.146049	9.936715	-48.10%	5,625
2007	15.347522	19.146049	24.75%	7,772
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	13.744097	14.144731	2.91%	44,941
2015	14.072984	13.744097	-2.34%	47,885
2014	13.527342	14.072984	4.03%	60,931
2013	14.023325	13.527342	-3.54%	60,446
2012	13.481898	14.023325	4.02%	53,690
2011	12.787043	13.481898	5.43%	49,753
2010	12.070664	12.787043	5.93%	52,831
2009	10.612749	12.070664	13.74%	60,881
2008	11.160695	10.612749	-4.91%	57,969
2007	10.886936	11.160695	2.51%	42,840
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	35.822143	39.493541	10.25%	10,496
2015	36.969835	35.822143	-3.10%	13,434
2014	35.397752	36.969835	4.44%	13,433
2013	26.449304	35.397752	33.83%	14,058
2012	23.439599	26.449304	12.84%	16,304
2011	26.692806	23.439599	-12.19%	19,199
2010	21.076944	26.692806	26.64%	17,836
2009	15.311304	21.076944	37.66%	7,773
2008	25.739378	15.311304	-40.51%	14,540
2007	22.658101	25.739378	13.60%	17,887
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	22.419319	20.920479	-6.69%	6,076
2015	22.034401	22.419319	1.75%	6,688
2014	24.393917	22.034401	-9.67%	0
2013	19.025804	24.393917	28.21%	0
2012	16.046218	19.025804	18.57%	0
2011	19.707514	16.046218	-18.58%	728
2010	17.732455	19.707514	11.14%	895
2009	14.262765	17.732455	24.33%	920
2008	25.839336	14.262765	-44.80%	920
2007	22.412859	25.839336	15.29%	920

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	29.704945	31.973624	7.64%	403
2015	31.151190	29.704945	-4.64%	525
2014	29.691748	31.151190	4.92%	643
2013	23.154657	29.691748	28.23%	766
2012	18.500854	23.154657	25.15%	964
2011	20.648197	18.500854	-10.40%	173
2010	16.592308	20.648197	24.44%	57
2009	10.718880	16.592308	54.80%	67
2008	22.339573	10.718880	-52.02%	68
2007	21.511165	22.339573	3.85%	602
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.540652	12.866376	11.49%	2,333
2015	12.492611	11.540652	-7.62%	2,285
2014	12.331646	12.492611	1.31%	4,914
2013	10.114985	12.331646	21.91%	4,936
2012	8.904117	10.114985	13.60%	4,949
2011	9.181002	8.904117	-3.02%	13,578
2010	8.453884	9.181002	8.60%	13,861
2009	6.589253	8.453884	28.30%	11,844
2008*	10.000000	6.589253	-34.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.809495	15.510527	12.32%	41,734
2015	15.083890	13.809495	-8.45%	50,650
2014	14.637928	15.083890	3.05%	52,704
2013	13.042512	14.637928	12.23%	52,974
2012	11.754372	13.042512	10.96%	56,201
2011	11.655097	11.754372	0.85%	56,714
2010	10.501643	11.655097	10.98%	33,750
2009	7.862729	10.501643	33.56%	19,073
2008	11.347958	7.862729	-30.71%	23,245
2007	11.104529	11.347958	2.19%	18,978
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	23.931599	27.355382	14.31%	5,975
2015	25.215932	23.931599	-5.09%	6,540
2014	23.546012	25.215932	7.09%	8,081
2013	18.432121	23.546012	27.74%	8,841
2012	16.714159	18.432121	10.28%	11,485
2011	16.007845	16.714159	4.41%	14,467
2010	13.470559	16.007845	18.84%	14,403
2009	11.654333	13.470559	15.58%	16,275
2008	16.230465	11.654333	-28.19%	25,145
2007	16.934138	16.230465	-4.16%	29,923

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	29.614719	37.978092	28.24%	5,753
2015	32.463879	29.614719	-8.78%	7,338
2014	32.771185	32.463879	-0.94%	7,483
2013	24.420447	32.771185	34.20%	7,380
2012	20.942325	24.420447	16.61%	8,284
2011	22.091312	20.942325	-5.20%	8,769
2010	17.491065	22.091312	26.30%	7,598
2009	13.748819	17.491065	27.22%	11,423
2008	20.838949	13.748819	-34.02%	689
2007	21.673902	20.838949	-3.85%	1,090
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.391644	8.551041	15.69%	1,073
2015	9.334052	7.391644	-20.81%	1,203
2014*	10.000000	9.334052	-6.66%	1,150
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	20.102833	21.222955	5.57%	796
2015	21.826142	20.102833	-7.90%	1,348
2014	24.934233	21.826142	-12.47%	842
2013	20.585234	24.934233	21.13%	0
2012	17.676481	20.585234	16.46%	0
2011	20.080770	17.676481	-11.97%	770
2010	18.805431	20.080770	6.78%	947
2009	13.931292	18.805431	34.99%	973
2008	23.722483	13.931292	-41.27%	973
2007	20.861110	23.722483	13.72%	973
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.209481	9.338287	1.40%	27,300
2015	9.770332	9.209481	-5.74%	30,859
2014	9.740559	9.770332	0.31%	34,236
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.847392	11.148591	2.78%	0
2015	11.692785	10.847392	-7.23%	0
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.233604	10.031763	-1.97%	0
2015	10.200841	10.233604	0.32%	0
2014	9.895117	10.200841	3.09%	0
2013*	10.000000	9.895117	-1.05%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.581503	14.653071	0.49%	0
2015	14.132255	14.581503	3.18%	0
2014	13.263987	14.132255	6.55%	0
2013	9.632563	13.263987	37.70%	202
2012*	10.000000	9.632563	-3.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.174429	13.570814	11.47%	0
2015	12.912582	12.174429	-5.72%	0
2014	12.584499	12.912582	2.61%	0
2013	9.945246	12.584499	26.54%	0
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.817684	13.688889	-0.93%	5,087
2015	13.883485	13.817684	-0.47%	5,495
2014	13.088199	13.883485	6.08%	7,090
2013	9.727018	13.088199	34.56%	7,225
2012*	10.000000	9.727018	-2.73%	7,349
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	14.126617	13.557910	-4.03%	15,592
2015	15.647829	14.126617	-9.72%	20,896
2014	16.769076	15.647829	-6.69%	20,309
2013	13.605136	16.769076	23.26%	20,005
2012	11.590239	13.605136	17.38%	20,645
2011	12.680130	11.590239	-8.60%	20,210
2010	11.845474	12.680130	7.05%	17,190
2009*	10.000000	11.845474	18.45%	5,646
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.866746	12.436864	14.45%	1,368
2015	11.799816	10.866746	-7.91%	1,426
2014	11.755603	11.799816	0.38%	1,235
2013	10.800595	11.755603	8.84%	1,292
2012*	10.000000	10.800595	8.01%	1,353
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.689521	13.264130	4.53%	10,011
2015	13.673097	12.689521	-7.19%	10,156
2014	12.868630	13.673097	6.25%	9,781
2013	10.054450	12.868630	27.99%	9,923
2012*	10.000000	10.054450	0.54%	3,348

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	23.286565	23.929969	2.76%	1,115
2015	23.544536	23.286565	-1.10%	1,115
2014	22.083732	23.544536	6.61%	1,115
2013	18.714051	22.083732	18.01%	1,115
2012	16.758290	18.714051	11.67%	1,306
2011	16.785495	16.758290	-0.16%	1,315
2010	15.761251	16.785495	6.50%	1,115
2009	12.741602	15.761251	23.70%	3,704
2008	15.410684	12.741602	-17.32%	3,732
2007	14.187133	15.410684	8.62%	4,393
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.772826	9.840496	0.69%	2,845
2015*	10.000000	9.772826	-2.27%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	32.645068	32.781337	0.42%	9,367
2015	29.607804	32.645068	10.26%	13,229
2014	27.712084	29.607804	6.84%	13,602
2013	21.494993	27.712084	28.92%	14,055
2012	17.619325	21.494993	22.00%	14,180
2011	19.221411	17.619325	-8.33%	14,032
2010	18.326532	19.221411	4.88%	15,803
2009	12.742191	18.326532	43.83%	1,120
2008	23.229688	12.742191	-45.15%	443
2007	17.261496	23.229688	34.58%	448
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.726675	16.515750	12.15%	3,607
2015	14.287203	14.726675	3.08%	3,607
2014	13.264828	14.287203	7.71%	2,218
2013	9.946570	13.264828	33.36%	2,218
2012*	10.000000	9.946570	-0.53%	2,218
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	26.488693	24.342252	-8.10%	5,267
2015	29.488521	26.488693	-10.17%	5,744
2014	34.059408	29.488521	-13.42%	5,892
2013	30.256865	34.059408	12.57%	5,785
2012	27.141314	30.256865	11.48%	6,043
2011	40.723440	27.141314	-33.35%	0
2010	33.069771	40.723440	23.14%	0
2009	18.748459	33.069771	76.39%	0
2008	39.845727	18.748459	-52.95%	0
2007	31.601309	39.845727	26.09%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.270472	8.649942	18.97%	334
2015	9.233048	7.270472	-21.26%	334
2014	9.829484	9.233048	-6.07%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.960942	-0.39%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.478260	13.373104	7.17%	0
2015	12.946089	12.478260	-3.61%	0
2014	14.208095	12.946089	-8.88%	0
2013	10.214213	14.208095	39.10%	0
2012*	10.000000	10.214213	2.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	27.114479	30.388282	12.07%	18,275
2015	27.786939	27.114479	-2.42%	20,658
2014	25.598429	27.786939	8.55%	22,077
2013	19.165838	25.598429	33.56%	23,618
2012	16.791481	19.165838	14.14%	24,465
2011	17.126545	16.791481	-1.96%	27,121
2010	15.633669	17.126545	9.55%	22,327
2009	12.961686	15.633669	20.61%	24,134
2008	19.565668	12.961686	-33.75%	3,252
2007	18.463204	19.565668	5.97%	4,564
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.555483	15.911391	2.29%	12,415
2015	14.853591	15.555483	4.73%	11,313
2014	14.910887	14.853591	-0.38%	5,244
2013	11.860324	14.910887	25.72%	5,345
2012	10.386610	11.860324	14.19%	5,782
2011	10.735263	10.386610	-3.25%	5,371
2010*	10.000000	10.735263	7.35%	3,678
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.724070	10.138175	4.26%	11,545
2015*	10.000000	9.724070	-2.76%	11,546
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	12.701917	13.245104	4.28%	210
2015	13.003569	12.701917	-2.32%	954
2014	12.273072	13.003569	5.95%	971
2013	12.532676	12.273072	-2.07%	955
2012	11.652746	12.532676	7.55%	921
2011	11.223266	11.652746	3.83%	917
2010	10.662845	11.223266	5.26%	908
2009	9.896836	10.662845	7.74%	942
2008	11.220751	9.896836	-11.80%	20,373
2007	10.827538	11.220751	3.63%	20,464

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	21.677004	23.612012	8.93%	0
2015	22.268862	21.677004	-2.66%	0
2014	21.972889	22.268862	1.35%	0
2013	24.448335	21.972889	-10.13%	0
2012	21.057297	24.448335	16.10%	0
2011	20.000240	21.057297	5.29%	1,658
2010	18.502313	20.000240	8.10%	1,658
2009	14.436666	18.502313	28.16%	1,658
2008	17.238977	14.436666	-16.26%	1,658
2007	16.450955	17.238977	4.79%	1,658
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.214694	9.302939	13.25%	0
2015*	10.000000	8.214694	-17.85%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.249567	16.674424	9.34%	7
2015	16.677082	15.249567	-8.56%	7
2014	17.287894	16.677082	-3.53%	7
2013	13.304255	17.287894	29.94%	7
2012	11.014999	13.304255	20.78%	8
2011	11.285203	11.014999	-2.39%	0
2010*	10.000000	11.285203	12.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.986864	24.851422	18.41%	10,252
2015	22.296873	20.986864	-5.88%	12,631
2014	20.041485	22.296873	11.25%	20,148
2013	15.452427	20.041485	29.70%	21,810
2012	13.708059	15.452427	12.73%	23,319
2011	13.849007	13.708059	-1.02%	22,091
2010	12.425615	13.849007	11.46%	20,861
2009*	10.000000	12.425615	24.26%	111
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.349082	15.406496	7.37%	661,163
2015	14.425632	14.349082	-0.53%	699,011
2014	13.949176	14.425632	3.42%	701,773
2013	11.486841	13.949176	21.44%	677,041
2012	10.078216	11.486841	13.98%	701,283
2011	10.137186	10.078216	-0.58%	682,451
2010	9.187384	10.137186	10.34%	350,060
2009	7.557697	9.187384	21.56%	150,113
2008	10.926297	7.557697	-30.83%	65,272
2007	10.451726	10.926297	4.54%	55,099

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.376737	11.503572	1.11%	270,512
2015	11.576733	11.376737	-1.73%	290,822
2014	11.195652	11.576733	3.40%	266,792
2013	11.666419	11.195652	-4.04%	266,296
2012	11.284076	11.666419	3.39%	229,732
2011	10.835256	11.284076	4.14%	209,753
2010	10.378523	10.835256	4.40%	136,591
2009	9.395078	10.378523	10.47%	55,917
2008	10.582931	9.395078	-11.22%	26,905
2007	10.433824	10.582931	1.43%	12,876
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	16.012287	15.802297	-1.31%	4,326
2015	15.257817	16.012287	4.94%	4,695
2014	15.210958	15.257817	0.31%	8,910
2013	12.004302	15.210958	26.71%	15,342
2012	9.982671	12.004302	20.25%	16,320
2011	11.174715	9.982671	-10.67%	15,643
2010	10.192912	11.174715	9.63%	14,554
2009	7.307804	10.192912	39.48%	6,524
2008	12.090799	7.307804	-39.56%	8,113
2007	10.734006	12.090799	12.64%	4,248
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	15.295493	16.432296	7.43%	37,068
2015	14.590661	15.295493	4.83%	38,814
2014	13.707124	14.590661	6.45%	47,526
2013	10.736608	13.707124	27.67%	50,645
2012	9.284769	10.736608	15.64%	52,010
2011	9.889514	9.284769	-6.12%	49,225
2010	8.494561	9.889514	16.42%	43,770
2009	6.213995	8.494561	36.70%	23,098
2008	11.308815	6.213995	-45.05%	29,865
2007	10.261053	11.308815	10.21%	16,006
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	13.217109	14.462890	9.43%	250,595
2015	13.274140	13.217109	-0.43%	270,900
2014	12.225884	13.274140	8.57%	266,680
2013	9.334537	12.225884	30.97%	288,977
2012	8.095662	9.334537	15.30%	313,295
2011	8.406630	8.095662	-3.70%	301,816
2010	7.690526	8.406630	9.31%	193,870
2009	5.974146	7.690526	28.73%	77,382
2008	9.792857	5.974146	-38.99%	26,597
2007*	10.000000	9.792857	-2.07%	10,010

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	22.974020	26.607320	15.81%	9,380
2015	24.949517	22.974020	-7.92%	10,381
2014	23.253744	24.949517	7.29%	10,146
2013	17.448408	23.253744	33.27%	10,506
2012	14.990766	17.448408	16.39%	11,859
2011	15.616731	14.990766	-4.01%	11,244
2010	13.733204	15.616731	13.72%	10,049
2009	10.869643	13.733204	26.34%	9,462
2008	17.577757	10.869643	-38.16%	15,478
2007	18.324603	17.577757	-4.08%	22,575
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.270047	9.402992	1.43%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.973279	12.040008	9.72%	0
2015	11.503799	10.973279	-4.61%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.808234	11.580162	7.14%	0
2015	11.169585	10.808234	-3.24%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	19.361187	21.771415	12.45%	1,259
2015	20.182268	19.361187	-4.07%	4,222
2014	19.980044	20.182268	1.01%	3,986
2013	18.944494	19.980044	5.47%	0
2012	16.789652	18.944494	12.83%	0
2011	16.417942	16.789652	2.26%	0
2010	14.730201	16.417942	11.46%	0
2009	10.242829	14.730201	43.81%	419
2008	14.440825	10.242829	-29.07%	419
2007	14.216296	14.440825	1.58%	419
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.637235	14.134119	11.85%	3,307
2015	12.984574	12.637235	-2.68%	3,863
2014	12.370862	12.984574	4.96%	3,424
2013	8.750033	12.370862	41.38%	3,505
2012	7.603512	8.750033	15.08%	3,756
2011	8.737524	7.603512	-12.98%	3,256
2010	7.687700	8.737524	13.66%	1,096
2009	5.102388	7.687700	50.67%	0
2008*	10.000000	5.102388	-48.98%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.657267	15.897534	8.46%	30,117
2015	14.943004	14.657267	-1.91%	36,008
2014	13.727804	14.943004	8.85%	39,594
2013	10.058850	13.727804	36.47%	41,265
2012	9.168679	10.058850	9.71%	43,338
2011	9.622260	9.168679	-4.71%	44,230
2010	7.905921	9.622260	21.71%	35,361
2009	6.114345	7.905921	29.30%	47,919
2008*	10.000000	6.114345	-38.86%	55,121
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.260961	13.087676	6.74%	8,716
2015	12.669896	12.260961	-3.23%	8,726
2014	12.309310	12.669896	2.93%	3,674
2013	9.651801	12.309310	27.53%	3,685
2012	8.436374	9.651801	14.41%	3,695
2011	9.148112	8.436374	-7.78%	4,108
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.201732	12.753355	4.52%	137,602
2015	12.520180	12.201732	-2.54%	174,961
2014	12.187106	12.520180	2.73%	180,798
2013	10.790994	12.187106	12.94%	196,828
2012	9.864594	10.790994	9.39%	204,561
2011	10.151038	9.864594	-2.82%	263,227
2010	9.334244	10.151038	8.75%	228,555
2009	7.908776	9.334244	18.02%	76,666
2008*	10.000000	7.908776	-20.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.400975	13.109852	5.72%	564,080
2015	12.759356	12.400975	-2.81%	563,380
2014	12.372459	12.759356	3.13%	566,103
2013	10.359815	12.372459	19.43%	584,021
2012	9.255266	10.359815	11.93%	609,192
2011	9.731444	9.255266	-4.89%	562,524
2010	8.790510	9.731444	10.70%	430,473
2009	7.187575	8.790510	22.30%	245,261
2008*	10.000000	7.187575	-28.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.541168	11.892951	3.05%	90,980
2015	11.803545	11.541168	-2.22%	95,657
2014	11.596375	11.803545	1.79%	165,786
2013	11.219522	11.596375	3.36%	118,730
2012	10.596201	11.219522	5.88%	125,478
2011	10.607527	10.596201	-0.11%	120,217
2010	10.083319	10.607527	5.20%	122,612
2009	9.057536	10.083319	11.33%	113,121
2008*	10.000000	9.057536	-9.42%	69,267
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.265765	10.674097	3.98%	0
2015	10.889702	10.265765	-5.73%	0
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.207837	10.679797	4.62%	0
2015	10.894591	10.207837	-6.30%	0
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.330186	12.964251	5.14%	328,244
2015	12.652825	12.330186	-2.55%	338,324
2014	12.284112	12.652825	3.00%	346,647
2013	10.586292	12.284112	16.04%	363,103
2012	9.564729	10.586292	10.68%	389,591
2011	9.941983	9.564729	-3.79%	452,231
2010	9.062813	9.941983	9.70%	409,214
2009	7.544912	9.062813	20.12%	161,815
2008*	10.000000	7.544912	-24.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.311451	13.047898	5.98%	58,118
2015	12.690284	12.311451	-2.99%	64,196
2014	12.321460	12.690284	2.99%	60,435
2013	10.065473	12.321460	22.41%	70,054
2012	8.918301	10.065473	12.86%	65,401
2011	9.497527	8.918301	-6.10%	49,424
2010	8.509389	9.497527	11.61%	43,393
2009	6.824993	8.509389	24.68%	7,132
2008*	10.000000	6.824993	-31.75%	7,190

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	12.026908	12.557554	4.41%	17,487
2015	12.341521	12.026908	-2.55%	18,747
2014	12.038041	12.341521	2.52%	18,177
2013	10.986603	12.038041	9.57%	25,548
2012	10.136240	10.986603	8.39%	23,603
2011	10.318164	10.136240	-1.76%	21,201
2010	9.607347	10.318164	7.40%	13,919
2009	8.288260	9.607347	15.92%	3,024
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.882352	12.290443	3.43%	21,584
2015	12.170461	11.882352	-2.37%	22,361
2014	11.803521	12.170461	3.11%	24,847
2013	12.243899	11.803521	-3.60%	24,484
2012	11.565384	12.243899	5.87%	21,552
2011	11.051586	11.565384	4.65%	19,194
2010	10.507651	11.051586	5.18%	18,350
2009	9.823684	10.507651	6.96%	20,131
2008*	10.000000	9.823684	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.923440	13.154782	1.79%	9,732
2015	13.188452	12.923440	-2.01%	10,151
2014	12.766100	13.188452	3.31%	8,642
2013	13.231603	12.766100	-3.52%	8,548
2012	12.540931	13.231603	5.51%	7,295
2011	12.005371	12.540931	4.46%	5,343
2010	11.273445	12.005371	6.49%	862
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	25.089180	26.562104	5.87%	3,126
2015	30.407499	25.089180	-17.49%	3,999
2014	32.747134	30.407499	-7.14%	3,875
2013	33.103845	32.747134	-1.08%	0
2012	28.728074	33.103845	15.23%	0
2011	37.679386	28.728074	-23.76%	0
2010	33.001367	37.679386	14.18%	0
2009	20.543325	33.001367	60.64%	0
2008	49.576391	20.543325	-58.56%	0
2007	34.668051	49.576391	43.00%	365

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.729829	12.632400	-0.77%	25,684
2015	12.937757	12.729829	-1.61%	25,844
2014	12.560856	12.937757	3.00%	29,634
2013	13.291183	12.560856	-5.49%	28,076
2012	13.093826	13.291183	1.51%	24,511
2011	12.393502	13.093826	5.65%	22,756
2010	12.008019	12.393502	3.21%	23,384
2009	11.871712	12.008019	1.15%	38,691
2008	11.188756	11.871712	6.10%	45,775
2007	10.601174	11.188756	5.54%	35,510
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.575089	9.432569	-1.49%	104,742
2015	9.720901	9.575089	-1.50%	109,856
2014	9.868932	9.720901	-1.50%	129,280
2013	10.019216	9.868932	-1.50%	184,674
2012	10.172213	10.019216	-1.50%	253,472
2011	10.326678	10.172213	-1.50%	198,962
2010	10.483924	10.326678	-1.50%	128,403
2009	10.639112	10.483924	-1.46%	84,883
2008	10.583772	10.639112	0.52%	60,598
2007	10.254373	10.583772	3.21%	26,054
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.405428	8.332151	-0.87%	2,083
2015	8.817441	8.405428	-4.67%	2,542
2014	9.016627	8.817441	-2.21%	2,449
2013	7.786405	9.016627	15.80%	2,004
2012	6.860618	7.786405	13.49%	2,086
2011	7.738784	6.860618	-11.35%	1,604
2010	6.952510	7.738784	11.31%	1,163
2009	5.452556	6.952510	27.51%	1,068
2008*	10.000000	5.452556	-45.47%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.393399	9.301272	-0.98%	1,390
2015	9.670779	9.393399	-2.87%	1,750
2014	10.465650	9.670779	-7.60%	767
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
2008	11.693487	6.554722	-43.95%	0
2007	10.853520	11.693487	7.74%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	23.684562	25.539133	7.83%	23,578
2015	24.287676	23.684562	-2.48%	27,443
2014	23.486640	24.287676	3.41%	27,433
2013	18.738447	23.486640	25.34%	33,701
2012	16.414092	18.738447	14.16%	53,358
2011	17.345471	16.414092	-5.37%	98,506
2010	15.362132	17.345471	12.91%	97,631
2009	12.260523	15.362132	25.30%	101,112
2008	19.708994	12.260523	-37.79%	101,736
2007	18.885516	19.708994	4.36%	88,632
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	15.103185	15.814908	4.71%	55,865
2015	15.359866	15.103185	-1.67%	56,298
2014	14.910100	15.359866	3.02%	56,756
2013	13.345609	14.910100	11.72%	55,245
2012	12.386680	13.345609	7.74%	55,764
2011	12.464635	12.386680	-0.63%	56,731
2010	11.523426	12.464635	8.17%	36,257
2009*	10.000000	11.523426	15.23%	3,615
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	17.190894	18.244283	6.13%	220,207
2015	17.546007	17.190894	-2.02%	210,832
2014	16.930775	17.546007	3.63%	218,398
2013	14.384375	16.930775	17.70%	220,206
2012	13.010184	14.384375	10.56%	212,632
2011	13.332645	13.010184	-2.42%	218,569
2010	12.082047	13.332645	10.35%	76,393
2009*	10.000000	12.082047	20.82%	3,267
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.914635	14.290880	2.70%	16,545
2015	14.089226	13.914635	-1.24%	20,703
2014	13.768156	14.089226	2.33%	26,086
2013	13.333587	13.768156	3.26%	39,922
2012	12.870975	13.333587	3.59%	38,410
2011	12.694481	12.870975	1.39%	40,864
2010	12.170590	12.694481	4.30%	44,500
2009	11.326919	12.170590	7.45%	35,213
2008	12.236402	11.326919	-7.43%	13,384
2007	11.789358	12.236402	3.79%	12,250
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.239809	10.662339	4.13%	0
2015	10.743986	10.239809	-4.69%	0
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.176380	10.720903	5.35%	0
2015	10.756801	10.176380	-5.40%	0
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	19.035115	20.089701	5.54%	158,541
2015	19.389892	19.035115	-1.83%	168,523
2014	18.715490	19.389892	3.60%	179,960
2013	16.291577	18.715490	14.88%	311,251
2012	14.926410	16.291577	9.15%	310,952
2011	15.159363	14.926410	-1.54%	287,616
2010	13.875751	15.159363	9.25%	269,656
2009	11.824394	13.875751	17.35%	258,220
2008	15.630125	11.824394	-24.35%	261,505
2007	15.019422	15.630125	4.07%	292,231
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	21.744996	23.236412	6.86%	158,412
2015	22.238462	21.744996	-2.22%	162,637
2014	21.510824	22.238462	3.38%	175,083
2013	17.845023	21.510824	20.54%	190,089
2012	15.925956	17.845023	12.05%	195,151
2011	16.519284	15.925956	-3.59%	182,274
2010	14.863119	16.519284	11.14%	154,758
2009	12.130524	14.863119	22.53%	158,167
2008	17.950280	12.130524	-32.42%	151,693
2007	17.169154	17.950280	4.55%	144,890
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	16.557122	17.239551	4.12%	41,056
2015	16.814401	16.557122	-1.53%	43,024
2014	16.298023	16.814401	3.17%	47,843
2013	14.974615	16.298023	8.84%	34,519
2012	14.071828	14.974615	6.42%	37,167
2011	13.996960	14.071828	0.53%	71,338
2010	13.094807	13.996960	6.89%	68,994
2009	11.604444	13.094807	12.84%	85,977
2008	13.867459	11.604444	-16.32%	80,242
2007	13.300458	13.867459	4.26%	222,891
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.908312	23.315796	1.78%	13,242
2015	22.187207	22.908312	3.25%	15,489
2014	20.748524	22.187207	6.93%	16,078
2013	15.456042	20.748524	34.24%	18,352
2012	13.250874	15.456042	16.64%	23,804
2011	13.796473	13.250874	-3.95%	27,804
2010	12.907173	13.796473	6.89%	28,988
2009*	10.000000	12.907173	29.07%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.566444	10.228794	6.92%	0
2015	9.935392	9.566444	-3.71%	0
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.993562	10.832909	8.40%	0
2015	10.131414	9.993562	-1.36%	0
2014*	10.000000	10.131414	1.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	32.645829	38.682052	18.49%	1,785
2015	34.004748	32.645829	-4.00%	1,152
2014	31.550414	34.004748	7.78%	914
2013	24.074509	31.550414	31.05%	1,618
2012	20.806439	24.074509	15.71%	2,193
2011	21.674104	20.806439	-4.00%	2,679
2010	17.435491	21.674104	24.31%	2,917
2009	12.943537	17.435491	34.70%	3,085
2008	20.682540	12.943537	-37.42%	1,870
2007	19.523333	20.682540	5.94%	2,996
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	14.625971	15.652937	7.02%	19,730
2015	15.290661	14.625971	-4.35%	23,448
2014	14.943173	15.290661	2.33%	21,255
2013	15.343265	14.943173	-2.61%	21,024
2012	13.877508	15.343265	10.56%	20,667
2011	13.347795	13.877508	3.97%	12,877
2010	12.253659	13.347795	8.93%	10,188
2009	10.001778	12.253659	22.51%	2,087
2008	12.276967	10.001778	-18.53%	1,677
2007	11.913924	12.276967	3.05%	1,677
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.466118	10.054717	-3.93%	34,672
2015	10.695524	10.466118	-2.14%	40,240
2014	11.007230	10.695524	-2.83%	42,079
2013	9.229482	11.007230	19.26%	40,756
2012	8.111439	9.229482	13.78%	39,665
2011	9.111599	8.111439	-10.98%	37,685
2010	8.128145	9.111599	12.10%	28,328
2009	6.062787	8.128145	34.07%	45,746
2008*	10.000000	6.062787	-39.37%	47,512

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	14.386537	14.877250	3.41%	4,872
2015	15.430519	14.386537	-6.77%	5,643
2014	17.343951	15.430519	-11.03%	11,181
2013	14.546079	17.343951	19.23%	0
2012	12.617124	14.546079	15.29%	0
2011	15.324262	12.617124	-17.67%	0
2010	14.691447	15.324262	4.31%	0
2009	11.516747	14.691447	27.57%	0
2008	21.846587	11.516747	-47.28%	0
2007	21.596200	21.846587	1.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.504696	14.572048	0.46%	23,688
2015	14.278705	14.504696	1.58%	25,820
2014	13.160554	14.278705	8.50%	27,587
2013	9.940116	13.160554	32.40%	28,860
2012	8.689350	9.940116	14.39%	30,048
2011	9.116094	8.689350	-4.68%	31,566
2010	8.022668	9.116094	13.63%	25,945
2009	6.296627	8.022668	27.41%	30,988
2008*	10.000000	6.296627	-37.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.891985	14.736777	14.31%	9,078
2015	13.554112	12.891985	-4.89%	9,265
2014	12.481965	13.554112	8.59%	7,340
2013	9.384732	12.481965	33.00%	7,672
2012	8.102602	9.384732	15.82%	8,163
2011	8.759418	8.102602	-7.50%	8,691
2010	7.887411	8.759418	11.06%	4,513
2009	6.284757	7.887411	25.50%	7,214
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	14.042679	14.670243	4.47%	18,049
2015	14.305996	14.042679	-1.84%	19,610
2014	14.002987	14.305996	2.16%	30,350
2013	10.256516	14.002987	36.53%	29,836
2012	9.082922	10.256516	12.92%	31,759
2011	9.650508	9.082922	-5.88%	34,011
2010	7.746878	9.650508	24.57%	32,794
2009	6.207089	7.746878	24.81%	42,696
2008*	10.000000	6.207089	-37.93%	18,040

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.460353	19.066812	15.83%	10,764
2015	17.207586	16.460353	-4.34%	13,399
2014	14.928741	17.207586	15.26%	15,243
2013	11.170595	14.928741	33.64%	15,756
2012	9.747754	11.170595	14.60%	16,494
2011	10.131081	9.747754	-3.78%	17,006
2010	8.597378	10.131081	17.84%	14,000
2009	6.689909	8.597378	28.51%	24,570
2008*	10.000000	6.689909	-33.10%	34,887
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	22.331628	23.770158	6.44%	2,932
2015	22.552272	22.331628	-0.98%	3,096
2014	22.328965	22.552272	1.00%	3,324
2013	15.747665	22.328965	41.79%	3,242
2012	14.137076	15.747665	11.39%	3,561
2011	14.476589	14.137076	-2.35%	3,347
2010	11.747672	14.476589	23.23%	1,816
2009	9.377241	11.747672	25.28%	1,764
2008	17.807128	9.377241	-47.34%	2,410
2007	16.511159	17.807128	7.85%	2,490
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	31.310190	38.741715	23.74%	14
2015	33.920408	31.310190	-7.70%	14
2014	32.254860	33.920408	5.16%	77
2013	23.385855	32.254860	37.92%	215
2012	19.735508	23.385855	18.50%	223
2011	21.191064	19.735508	-6.87%	500
2010	17.010167	21.191064	24.58%	514
2009	13.720947	17.010167	23.97%	564
2008	20.576528	13.720947	-33.32%	1,269
2007	22.519622	20.576528	-8.63%	1,528
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	28.890179	34.873514	20.71%	4,103
2015	29.896743	28.890179	-3.37%	5,786
2014	30.184230	29.896743	-0.95%	7,471
2013	21.802509	30.184230	38.44%	7,561
2012	19.210199	21.802509	13.49%	7,903
2011	20.703615	19.210199	-7.21%	8,411
2010	16.817669	20.703615	23.11%	8,963
2009	12.700907	16.817669	32.41%	6,398
2008	20.917473	12.700907	-39.28%	9,441
2007	20.842898	20.917473	0.36%	6,637

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	21.955863	24.040613	9.50%	15,660
2015	22.143658	21.955863	-0.85%	17,704
2014	20.105154	22.143658	10.14%	19,987
2013	15.606084	20.105154	28.83%	21,502
2012	13.917143	15.606084	12.14%	21,745
2011	14.075410	13.917143	-1.12%	23,198
2010	12.620735	14.075410	11.53%	19,702
2009	10.204910	12.620735	23.67%	30,716
2008	17.744200	10.204910	-42.49%	36,583
2007	16.697857	17.744200	6.27%	21,230
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.993423	13.717662	5.57%	7,259
2015	13.982783	12.993423	-7.08%	7,300
2014	11.038053	13.982783	26.68%	7,814
2013	10.911512	11.038053	1.16%	7,392
2012	9.584620	10.911512	13.84%	9,047
2011	9.167515	9.584620	4.55%	4,185
2010	7.169085	9.167515	27.88%	11,569
2009	5.576620	7.169085	28.56%	848
2008*	10.000000	5.576620	-44.23%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.938332	14.197199	9.73%	8,332
2015	13.012667	12.938332	-0.57%	2,908
2014	11.683009	13.012667	11.38%	1,602
2013*	10.000000	11.683009	16.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.213574	10.311469	0.96%	5,923
2015	10.404610	10.213574	-1.84%	5,297
2014	10.511125	10.404610	-1.01%	7,888
2013	10.659964	10.511125	-1.40%	6,992
2012	10.454338	10.659964	1.97%	6,511
2011	10.477107	10.454338	-0.22%	5,377
2010	10.385334	10.477107	0.88%	5,558
2009	9.843634	10.385334	5.50%	5,177
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.111608	14.420425	19.06%	2,631
2015	12.927151	12.111608	-6.31%	562
2014	12.552670	12.927151	2.98%	359
2013*	10.000000	12.552670	25.53%	7,009

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.910722	13.855431	-0.40%	41,721
2015	14.696173	13.910722	-5.34%	44,989
2014	16.243345	14.696173	-9.52%	45,552
2013	13.731408	16.243345	18.29%	43,530
2012	11.659822	13.731408	17.77%	44,112
2011	13.516785	11.659822	-13.74%	39,958
2010	12.903630	13.516785	4.75%	26,314
2009*	10.000000	12.903630	29.04%	35,271
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	13.464545	13.022282	-3.28%	0
2015	13.463878	13.464545	0.00%	0
2014	14.131621	13.463878	-4.73%	0
2013	12.175405	14.131621	16.07%	0
2012	10.433231	12.175405	16.70%	0
2011	12.081787	10.433231	-13.64%	0
2010	10.052537	12.081787	20.19%	0
2009	7.587194	10.052537	32.49%	0
2008	14.381206	7.587194	-47.24%	1,114
2007	14.146851	14.381206	1.66%	21,032
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	29.719936	30.493686	2.60%	0
2015	29.875327	29.719936	-0.52%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	10.295782	10.265409	-0.30%	23,649
2015	10.433394	10.295782	-1.32%	24,144
2014	10.528057	10.433394	-0.90%	29,483
2013	10.622869	10.528057	-0.89%	29,320
2012	10.310247	10.622869	3.03%	36,723
2011	10.436686	10.310247	-1.21%	27,927
2010	10.063733	10.436686	3.71%	22,006
2009	9.015480	10.063733	11.63%	23,068
2008	10.572577	9.015480	-14.73%	51,091
2007	10.245588	10.572577	3.19%	44,203
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	24.064892	26.042701	8.22%	0
2015	24.545161	24.064892	-1.96%	0
2014	22.575200	24.545161	8.73%	0
2013	16.655724	22.575200	35.54%	0
2012	15.237005	16.655724	9.31%	1,011
2011	15.960221	15.237005	-4.53%	0
2010	13.188779	15.960221	21.01%	0
2009	10.187919	13.188779	29.46%	0
2008	17.080312	10.187919	-40.35%	0
2007	16.114937	17.080312	5.99%	25,579

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	30.486943	29.983699	-1.65%	3,875
2015	29.854846	30.486943	2.12%	4,681
2014	29.698897	29.854846	0.53%	4,736
2013	23.742603	29.698897	25.09%	1,614
2012	19.929575	23.742603	19.13%	1,614
2011	22.118606	19.929575	-9.90%	1,614
2010	19.407591	22.118606	13.97%	1,650
2009	14.138865	19.407591	37.26%	1,722
2008	24.056933	14.138865	-41.23%	1,722
2007	23.025091	24.056933	4.48%	2,127
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.656579	10.108064	4.68%	1,150
2015	10.054176	9.656579	-3.95%	1,150
2014	9.959163	10.054176	0.95%	780
2013	10.148062	9.959163	-1.86%	817
2012*	10.000000	10.148062	1.48%	8,932
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.162447	8.780309	-4.17%	2,857
2015	9.021770	9.162447	1.56%	1,309
2014*	10.000000	9.021770	-9.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	23.876535	26.176685	9.63%	19,874
2015	23.509733	23.876535	1.56%	21,642
2014	21.619216	23.509733	8.74%	23,455
2013	16.698524	21.619216	29.47%	25,021
2012	14.538622	16.698524	14.86%	25,185
2011	14.806138	14.538622	-1.81%	23,975
2010	12.977665	14.806138	14.09%	21,472
2009	10.293674	12.977665	26.07%	32,458
2008	17.027853	10.293674	-39.55%	36,190
2007	16.599446	17.027853	2.58%	26,968
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	32.961659	38.206492	15.91%	1,319
2015	35.635188	32.961659	-7.50%	1,390
2014	32.401575	35.635188	9.98%	1,463
2013	23.392100	32.401575	38.52%	1,506
2012	20.182810	23.392100	15.90%	1,666
2011	20.989731	20.182810	-3.84%	1,201
2010	17.316587	20.989731	21.21%	731
2009	12.843339	17.316587	34.83%	0
2008	21.032409	12.843339	-38.94%	9,529
2007	21.655942	21.032409	-2.88%	4,438

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.260137	10.298780	11.22%	1,429
2015	10.352353	9.260137	-10.55%	4,227
2014	10.462421	10.352353	-1.05%	18,496
2013	10.610149	10.462421	-1.39%	18,701
2012*	10.000000	10.610149	6.10%	18,912
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.782427	9.794132	11.52%	0
2015	9.132165	8.782427	-3.83%	0
2014	9.142817	9.132165	-0.12%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.762483	10.909289	1.36%	1,293
2015	11.770993	10.762483	-8.57%	1,384
2014	11.914392	11.770993	-1.20%	2,882
2013	12.945992	11.914392	-7.97%	2,899
2012	12.490136	12.945992	3.65%	2,095
2011	11.695500	12.490136	6.79%	794
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.302749	11.278968	-0.21%	33,221
2015	11.450958	11.302749	-1.29%	37,106
2014	11.538994	11.450958	-0.76%	38,359
2013	11.741977	11.538994	-1.73%	37,759
2012	11.273050	11.741977	4.16%	34,510
2011	11.330057	11.273050	-0.50%	23,702
2010	10.935503	11.330057	3.61%	16,306
2009*	10.000000	10.935503	9.36%	14,122
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.101079	1.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.541767	10.652346	1.05%	29,859
2015	10.666500	10.541767	-1.17%	30,375
2014	10.395694	10.666500	2.60%	31,060
2013	10.775226	10.395694	-3.52%	32,529
2012	9.990587	10.775226	7.85%	32,501
2011*	10.000000	9.990587	-0.09%	10,251

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	18.769797	21.265590	13.30%	0
2015	20.606876	18.769797	-8.91%	0
2014	18.892927	20.606876	9.07%	0
2013	14.136849	18.892927	33.64%	0
2012	12.047130	14.136849	17.35%	0
2011	12.825504	12.047130	-6.07%	129
2010	11.383923	12.825504	12.66%	264
2009	8.903096	11.383923	27.86%	2,118
2008	14.744659	8.903096	-39.62%	2,236
2007	15.932624	14.744659	-7.46%	2,937
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.331908	3.32%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	17.745902	17.051578	-3.91%	225
2015	17.990942	17.745902	-1.36%	310
2014	19.592904	17.990942	-8.18%	310
2013	15.531362	19.592904	26.15%	310
2012	12.933806	15.531362	20.08%	310
2011	15.807365	12.933806	-18.18%	310
2010	14.585568	15.807365	8.38%	339
2009	11.880985	14.585568	22.76%	397
2008	21.521013	11.880985	-44.79%	842
2007	20.163472	21.521013	6.73%	843
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	31.364509	27.584634	-12.05%	14,529
2015	28.311582	31.364509	10.78%	14,854
2014	21.903420	28.311582	29.26%	14,561
2013	14.774016	21.903420	48.26%	15,056
2012	11.450026	14.774016	29.03%	14,580
2011	10.530386	11.450026	8.73%	11,794
2010*	10.000000	10.530386	5.30%	9,154
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.529372	7.827418	41.56%	11,790
2015	8.434949	5.529372	-34.45%	11,795
2014	10.585808	8.434949	-20.32%	11,800
2013	9.722815	10.585808	8.88%	11,805
2012*	10.000000	9.722815	-2.77%	11,809
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.431921	7.673558	41.27%	1,862
2015	8.308666	5.431921	-34.62%	1,996
2014	10.458766	8.308666	-20.56%	1,282
2013	9.626904	10.458766	8.64%	1,241
2012*	10.000000	9.626904	-3.73%	1,160

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	19.475713	19.931707	2.34%	0
2015	20.407794	19.475713	-4.57%	0
2014	18.800959	20.407794	8.55%	0
2013	14.251751	18.800959	31.92%	0
2012	12.443590	14.251751	14.53%	0
2011	13.558376	12.443590	-8.22%	0
2010	12.252256	13.558376	10.66%	0
2009	9.789620	12.252256	25.16%	0
2008	15.996172	9.789620	-38.80%	5,210
2007	14.771055	15.996172	8.29%	5,822
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	17.474914	18.533890	6.06%	0
2015	17.522186	17.474914	-0.27%	0
2014	15.067997	17.522186	16.29%	0
2013	12.787174	15.067997	17.84%	0
2012	11.485307	12.787174	11.34%	0
2011	10.949710	11.485307	4.89%	0
2010	9.812321	10.949710	11.59%	0
2009	8.628260	9.812321	13.72%	0
2008	12.357648	8.628260	-30.18%	0
2007	11.661103	12.357648	5.97%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.565485	19.372705	-0.99%	0
2015	19.600009	19.565485	-0.18%	0
2014	19.158129	19.600009	2.31%	0
2013	13.904457	19.158129	37.78%	0
2012	11.725735	13.904457	18.58%	0
2011	12.602258	11.725735	-6.96%	0
2010*	10.000000	12.602258	26.02%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	22.376223	23.748987	6.13%	4,106
2015	23.391272	22.376223	-4.34%	4,176
2014	24.201975	23.391272	-3.35%	4,232
2013	16.355079	24.201975	47.98%	4,409
2012	15.393121	16.355079	6.25%	4,330
2011	16.380022	15.393121	-6.03%	4,585
2010	13.117389	16.380022	24.87%	2,413
2009	8.724323	13.117389	50.35%	366
2008	15.121089	8.724323	-42.30%	0
2007	13.489596	15.121089	12.09%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.136056	11.332970	1.77%	0
2015	11.460383	11.136056	-2.83%	0
2014	11.170882	11.460383	2.59%	0
2013	10.137071	11.170882	10.20%	0
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	24.156939	26.416455	9.35%	1,148
2015	24.192123	24.156939	-0.15%	1,148
2014	22.484138	24.192123	7.60%	1,148
2013	16.968235	22.484138	32.51%	1,240
2012	14.700898	16.968235	15.42%	1,240
2011	14.077320	14.700898	4.43%	1,240
2010	12.676384	14.077320	11.05%	1,240
2009	10.698858	12.676384	18.48%	1,383
2008	18.324774	10.698858	-41.62%	6,079
2007	17.752066	18.324774	3.23%	8,995
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	32.028618	39.351536	22.86%	0
2015	34.497207	32.028618	-7.16%	0
2014	32.163015	34.497207	7.26%	0
2013	23.736041	32.163015	35.50%	64
2012	20.351798	23.736041	16.63%	0
2011	22.622118	20.351798	-10.04%	0
2010	18.151577	22.622118	24.63%	0
2009	12.924190	18.151577	40.45%	0
2008	20.431924	12.924190	-36.75%	0
2007	20.443104	20.431924	-0.05%	486
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.998943	13.359507	2.77%	2,930
2015	13.537743	12.998943	-3.98%	3,457
2014	13.311629	13.537743	1.70%	3,743
2013	14.773974	13.311629	-9.90%	4,935
2012	13.974967	14.773974	5.72%	5,615
2011	12.702456	13.974967	10.02%	6,173
2010	12.274076	12.702456	3.49%	7,881
2009	11.311836	12.274076	8.51%	9,155
2008	11.675414	11.311836	-3.11%	4,960
2007	10.831848	11.675414	7.79%	7,278

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	22.504337	25.081027	11.45%	7,150
2015	24.304548	22.504337	-7.41%	7,145
2014	21.977073	24.304548	10.59%	8,977
2013	16.476523	21.977073	33.38%	9,025
2012	14.622493	16.476523	12.68%	9,635
2011	14.439706	14.622493	1.27%	10,340
2010	12.881446	14.439706	12.10%	10,599
2009	11.109645	12.881446	15.95%	9,378
2008	17.289181	11.109645	-35.74%	9,862
2007	17.639354	17.289181	-1.99%	10,915
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	22.419980	27.088025	20.82%	1,720
2015	23.138464	22.419980	-3.11%	166
2014	20.219387	23.138464	14.44%	174
2013	15.810296	20.219387	27.89%	281
2012	13.817561	15.810296	14.42%	188
2011	14.153980	13.817561	-2.38%	197
2010	12.083621	14.153980	17.13%	105
2009	9.455818	12.083621	27.79%	106
2008	12.723210	9.455818	-25.68%	4,387
2007	13.245918	12.723210	-3.95%	5,655
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.750852	11.141837	14.27%	0
2015*	10.000000	9.750852	-2.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.735844	15.060111	2.20%	3,864
2015	15.119219	14.735844	-2.54%	5,620
2014	15.066151	15.119219	0.35%	9,114
2013	13.375164	15.066151	12.64%	5,720
2012	12.354851	13.375164	8.26%	6,068
2011	13.023023	12.354851	-5.13%	7,081
2010	12.051594	13.023023	8.06%	8,668
2009*	10.000000	12.051594	20.52%	9,769
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.204695	10.224115	11.08%	0
2015*	10.000000	9.204695	-7.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.778841	9.864440	0.88%	0
2015*	10.000000	9.778841	-2.21%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.695287	15.093906	29.06%	0
2015	12.700163	11.695287	-7.91%	0
2014	12.213897	12.700163	3.98%	0
2013*	10.000000	12.213897	22.14%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.433286	11.833554	13.42%	13,161
2015	10.871107	10.433286	-4.03%	5,461
2014*	10.000000	10.871107	8.71%	5,461
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	32.746128	40.534424	23.78%	638
2015	34.055038	32.746128	-3.84%	786
2014	32.905931	34.055038	3.49%	883
2013	23.752825	32.905931	38.53%	888
2012	20.846103	23.752825	13.94%	877
2011	21.055151	20.846103	-0.99%	2,860
2010	16.996631	21.055151	23.88%	2,945
2009	13.808480	16.996631	23.09%	684
2008	20.302551	13.808480	-31.99%	699
2007	20.759940	20.302551	-2.20%	940
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	24.503137	26.884464	9.72%	16,166
2015	24.674634	24.503137	-0.70%	16,862
2014	22.159301	24.674634	11.35%	17,593
2013	17.089697	22.159301	29.66%	19,779
2012	15.033087	17.089697	13.68%	19,715
2011	15.025800	15.033087	0.05%	20,571
2010	13.325154	15.025800	12.76%	21,283
2009	10.738206	13.325154	24.09%	21,146
2008	17.402119	10.738206	-38.29%	32,726
2007	16.837179	17.402119	3.36%	37,371
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	21.330827	22.604266	5.97%	0
2015	22.271050	21.330827	-4.22%	0
2014	20.979660	22.271050	6.16%	0
2013	17.636844	20.979660	18.95%	0
2012	16.266161	17.636844	8.43%	0
2011	15.193860	16.266161	7.06%	1,037
2010	13.414718	15.193860	13.26%	1,637
2009	11.147858	13.414718	20.33%	0
2008	16.112569	11.147858	-30.81%	0
2007	15.318047	16.112569	5.19%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	19.034306	21.886397	14.98%	0
2015	19.834285	19.034306	-4.03%	0
2014	19.883805	19.834285	-0.25%	0
2013	13.626244	19.883805	45.92%	0
2012	11.511420	13.626244	18.37%	0
2011	13.605022	11.511420	-15.39%	0
2010	10.563674	13.605022	28.79%	0
2009	8.531866	10.563674	23.81%	0
2008	13.926800	8.531866	-38.74%	0
2007	15.946000	13.926800	-12.66%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.704090	10.408777	7.26%	0
2015	9.955652	9.704090	-2.53%	0
2014	10.054852	9.955652	-0.99%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	14.895201	14.007880	-5.96%	2,363
2015	16.170180	14.895201	-7.88%	4,722
2014	16.646284	16.170180	-2.86%	6,399
2013	14.561831	16.646284	14.31%	9,838
2012	13.443664	14.561831	8.32%	12,716
2011	14.450971	13.443664	-6.97%	15,026
2010	12.988780	14.450971	11.26%	17,919
2009	11.648071	12.988780	11.51%	6,275
2008	16.822451	11.648071	-30.76%	6,608
2007	15.586008	16.822451	7.93%	7,029
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	13.493432	13.754037	1.93%	15,112
2015	13.766370	13.493432	-1.98%	15,048
2014	13.508571	13.766370	1.91%	17,581
2013	13.619051	13.508571	-0.81%	17,543
2012	12.639973	13.619051	7.75%	12,265
2011	12.587881	12.639973	0.41%	23,879
2010	11.808077	12.587881	6.60%	21,833
2009	9.981989	11.808077	18.29%	27,265
2008	10.967524	9.981989	-8.99%	5,128
2007	10.596449	10.967524	3.50%	7,635
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.777946	15.310482	3.60%	1,565
2015	15.090651	14.777946	-2.07%	1,565
2014	14.708835	15.090651	2.60%	1,565
2013	13.198648	14.708835	11.44%	842
2012	12.015199	13.198648	9.85%	0
2011	12.256335	12.015199	-1.97%	0
2010	11.061456	12.256335	10.80%	0
2009	9.064247	11.061456	22.03%	0
2008	12.303731	9.064247	-26.33%	0
2007	11.527587	12.303731	6.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	15.333394	15.972377	4.17%	3,099
2015	15.646628	15.333394	-2.00%	3,099
2014	15.194722	15.646628	2.97%	3,099
2013	13.347093	15.194722	13.84%	3,099
2012	11.990478	13.347093	11.31%	5,150
2011	12.331976	11.990478	-2.77%	7,572
2010	10.956123	12.331976	12.56%	7,572
2009	8.657156	10.956123	26.56%	7,572
2008	13.085837	8.657156	-33.84%	7,572
2007	12.088109	13.085837	8.25%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.989548	16.745783	4.73%	0
2015	16.327768	15.989548	-2.07%	0
2014	15.833792	16.327768	3.12%	0
2013	13.247006	15.833792	19.53%	0
2012	11.682452	13.247006	13.39%	0
2011	12.211508	11.682452	-4.33%	0
2010	10.702903	12.211508	14.10%	0
2009	8.287473	10.702903	29.15%	0
2008	13.615422	8.287473	-39.13%	0
2007	12.451308	13.615422	9.35%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.417793	4.18%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	13.274683	17.448583	31.44%	2,727
2015	17.014476	13.274683	-21.98%	2,550
2014	19.811770	17.014476	-14.12%	2,373
2013	16.209679	19.811770	22.22%	2,656
2012	15.721196	16.209679	3.11%	4,734
2011	16.844048	15.721196	-6.67%	4,670
2010	14.358399	16.844048	17.31%	5,128
2009	9.882871	14.358399	45.29%	10,882
2008	22.017380	9.882871	-55.11%	4,815
2007	15.356683	22.017380	43.37%	3,320
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	21.635545	25.073395	15.89%	7,495
2015	22.948871	21.635545	-5.72%	10,627
2014	21.488075	22.948871	6.80%	9,450
2013	17.074776	21.488075	25.85%	8,680
2012	14.817127	17.074776	15.24%	15,216
2011	14.952013	14.817127	-0.90%	21,539
2010	13.215817	14.952013	13.14%	23,398
2009	10.335319	13.215817	27.87%	11,220
2008	18.357799	10.335319	-43.70%	15,603
2007	18.414103	18.357799	-0.31%	34,458
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.243311	12.43%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	25.983464	25.722495	-1.00%	2,335
2015	24.688001	25.983464	5.25%	3,491
2014	22.588955	24.688001	9.29%	2,682
2013	16.870846	22.588955	33.89%	2,682
2012	14.979593	16.870846	12.63%	2,929
2011	15.219885	14.979593	-1.58%	8,229
2010	12.481090	15.219885	21.94%	7,854
2009	9.907071	12.481090	25.98%	974
2008	19.098667	9.907071	-48.13%	975
2007	15.317352	19.098667	24.69%	989
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	13.654550	14.045468	2.86%	2,855
2015	13.988397	13.654550	-2.39%	2,635
2014	13.452867	13.988397	3.98%	2,962
2013	13.953200	13.452867	-3.59%	3,080
2012	13.421311	13.953200	3.96%	5,137
2011	12.736022	13.421311	5.38%	5,369
2010	12.028607	12.736022	5.88%	6,691
2009	10.581133	12.028607	13.68%	7,432
2008	11.133097	10.581133	-4.96%	4,039
2007	10.865552	11.133097	2.46%	8,401
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	35.588743	39.216358	10.19%	12,671
2015	36.747618	35.588743	-3.15%	19,432
2014	35.202866	36.747618	4.39%	19,560
2013	26.317025	35.202866	33.76%	21,477
2012	23.334246	26.317025	12.78%	28,799
2011	26.586313	23.334246	-12.23%	37,254
2010	21.003506	26.586313	26.58%	35,945
2009	15.265689	21.003506	37.59%	29,308
2008	25.675775	15.265689	-40.54%	23,099
2007	22.613645	25.675775	13.54%	30,344
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	22.273235	20.773639	-6.73%	477
2015	21.901938	22.273235	1.70%	580
2014	24.259602	21.901938	-9.72%	241
2013	18.930646	24.259602	28.15%	522
2012	15.974082	18.930646	18.51%	1,450
2011	19.628877	15.974082	-18.62%	1,450
2010	17.670650	19.628877	11.08%	1,450
2009	14.220278	17.670650	24.26%	1,637
2008	25.775483	14.220278	-44.83%	1,637
2007	22.368891	25.775483	15.23%	1,638

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	29.511409	31.749219	7.58%	1,046
2015	30.963952	29.511409	-4.69%	1,067
2014	29.528270	30.963952	4.86%	1,067
2013	23.038865	29.528270	28.17%	1,396
2012	18.417692	23.038865	25.09%	1,655
2011	20.565803	18.417692	-10.45%	1,622
2010	16.534477	20.565803	24.38%	1,693
2009	10.686945	16.534477	54.72%	1,458
2008	22.284385	10.686945	-52.04%	1,458
2007	21.468976	22.284385	3.80%	1,458
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.495830	12.809929	11.43%	0
2015	12.450425	11.495830	-7.67%	0
2014	12.296248	12.450425	1.25%	0
2013	10.091057	12.296248	21.85%	0
2012	8.887578	10.091057	13.54%	3,582
2011	9.168592	8.887578	-3.06%	4,179
2010	8.446738	9.168592	8.55%	4,793
2009	6.587021	8.446738	28.23%	5,443
2008*	10.000000	6.587021	-34.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.741864	15.426755	12.26%	25,748
2015	15.017640	13.741864	-8.50%	28,583
2014	14.581037	15.017640	2.99%	30,522
2013	12.998413	14.581037	12.18%	29,982
2012	11.720588	12.998413	10.90%	35,223
2011	11.627489	11.720588	0.80%	48,535
2010	10.482089	11.627489	10.93%	49,902
2009	7.852078	10.482089	33.49%	47,225
2008	11.338348	7.852078	-30.75%	8,447
2007	11.100789	11.338348	2.14%	7,690
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	23.775707	27.163426	14.25%	5,295
2015	25.064386	23.775707	-5.14%	6,584
2014	23.416383	25.064386	7.04%	9,610
2013	18.339944	23.416383	27.68%	10,748
2012	16.639034	18.339944	10.22%	12,035
2011	15.943958	16.639034	4.36%	14,719
2010	13.423611	15.943958	18.78%	15,893
2009	11.619602	13.423611	15.53%	15,543
2008	16.190329	11.619602	-28.23%	20,286
2007	16.900889	16.190329	-4.20%	26,442

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	29.421740	37.711520	28.18%	8,024
2015	32.268717	29.421740	-8.82%	6,851
2014	32.590722	32.268717	-0.99%	6,984
2013	24.298298	32.590722	34.13%	6,867
2012	20.848172	24.298298	16.55%	8,030
2011	22.003150	20.848172	-5.25%	8,063
2010	17.430098	22.003150	26.24%	8,894
2009	13.707856	17.430098	27.15%	9,345
2008	20.787438	13.707856	-34.06%	9,557
2007	21.631374	20.787438	-3.90%	13,287
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.385369	8.539463	15.63%	438
2015	9.330878	7.385369	-20.85%	445
2014*	10.000000	9.330878	-6.69%	452
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	19.971817	21.073959	5.52%	10,016
2015	21.694907	19.971817	-7.94%	10,544
2014	24.796913	21.694907	-12.51%	10,618
2013	20.482248	24.796913	21.07%	7,775
2012	17.597006	20.482248	16.40%	7,775
2011	20.000636	17.597006	-12.02%	7,776
2010	18.739899	20.000636	6.73%	7,776
2009	13.889792	18.739899	34.92%	7,036
2008	23.663871	13.889792	-41.30%	7,343
2007	20.820180	23.663871	13.66%	8,299
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.196995	9.320909	1.35%	11,446
2015	9.762040	9.196995	-5.79%	26,708
2014	9.737247	9.762040	0.25%	27,140
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.827226	11.122226	2.72%	0
2015	11.676977	10.827226	-7.28%	0
2014	11.410617	11.676977	2.33%	0
2013	10.205677	11.410617	11.81%	0
2012*	10.000000	10.205677	2.06%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.219744	10.013106	-2.02%	0
2015	10.192204	10.219744	0.27%	0
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.554318	14.618348	0.44%	132
2015	14.113080	14.554318	3.13%	132
2014	13.252711	14.113080	6.49%	132
2013	9.629256	13.252711	37.63%	132
2012*	10.000000	9.629256	-3.71%	133
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.151783	13.538714	11.41%	0
2015	12.895118	12.151783	-5.76%	0
2014	12.573861	12.895118	2.55%	0
2013	9.941884	12.573861	26.47%	0
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.791924	13.656446	-0.98%	0
2015	13.864637	13.791924	-0.52%	0
2014	13.077072	13.864637	6.02%	656
2013	9.723675	13.077072	34.49%	656
2012*	10.000000	9.723675	-2.76%	656
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	14.078872	13.505250	-4.07%	2,840
2015	15.602872	14.078872	-9.77%	2,867
2014	16.729397	15.602872	-6.73%	5,952
2013	13.579823	16.729397	23.19%	8,248
2012	11.574555	13.579823	17.32%	1,472
2011	12.669400	11.574555	-8.64%	1,472
2010	11.841463	12.669400	6.99%	2,033
2009*	10.000000	11.841463	18.41%	2,033
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.846524	12.407450	14.39%	0
2015	11.783849	10.846524	-7.95%	0
2014	11.745654	11.783849	0.33%	0
2013	10.796943	11.745654	8.79%	0
2012*	10.000000	10.796943	7.97%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.665917	13.232761	4.48%	278
2015	13.654603	12.665917	-7.24%	290
2014	12.857748	13.654603	6.20%	301
2013	10.051048	12.857748	27.92%	312
2012*	10.000000	10.051048	0.51%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	23.134842	23.762031	2.71%	1,600
2015	23.403009	23.134842	-1.15%	5,642
2014	21.962131	23.403009	6.56%	1,601
2013	18.620463	21.962131	17.95%	1,601
2012	16.682956	18.620463	11.61%	22,194
2011	16.718524	16.682956	-0.21%	26,884
2010	15.706334	16.718524	6.44%	12,191
2009	12.703647	15.706334	23.64%	4,550
2008	15.372591	12.703647	-17.36%	2,629
2007	14.159291	15.372591	8.57%	3,207
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.769508	9.832188	0.64%	0
2015*	10.000000	9.769508	-2.30%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	32.432320	32.551236	0.37%	4,983
2015	29.429792	32.432320	10.20%	4,555
2014	27.559455	29.429792	6.79%	4,873
2013	21.387456	27.559455	28.86%	9,152
2012	17.540103	21.387456	21.93%	8,324
2011	19.144682	17.540103	-8.38%	10,738
2010	18.262625	19.144682	4.83%	11,545
2009	12.704206	18.262625	43.75%	19,002
2008	23.172237	12.704206	-45.17%	5,029
2007	17.227590	23.172237	34.51%	2,834
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.699211	16.476604	12.09%	0
2015	14.267806	14.699211	3.02%	0
2014	13.253541	14.267806	7.65%	0
2013	9.943153	13.253541	33.29%	0
2012*	10.000000	9.943153	-0.57%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	26.316033	24.171333	-8.15%	2,822
2015	29.311209	26.316033	-10.22%	2,941
2014	33.871823	29.311209	-13.46%	2,996
2013	30.105492	33.871823	12.51%	3,074
2012	27.019283	30.105492	11.42%	3,340
2011	40.560931	27.019283	-33.39%	51
2010	32.954500	40.560931	23.08%	328
2009	18.692597	32.954500	76.30%	328
2008	39.747268	18.692597	-52.97%	328
2007	31.539310	39.747268	26.02%	329
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.260617	8.633840	18.91%	0
2015	9.225222	7.260617	-21.30%	0
2014	9.826132	9.225222	-6.12%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.957597	-0.42%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.455044	13.341466	7.12%	0
2015	12.928562	12.455044	-3.66%	0
2014	14.196075	12.928562	-8.93%	0
2013	10.210748	14.196075	39.03%	0
2012*	10.000000	10.210748	2.11%	226
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	26.937803	30.174995	12.02%	4,408
2015	27.619897	26.937803	-2.47%	4,761
2014	25.457464	27.619897	8.49%	4,921
2013	19.069969	25.457464	33.50%	5,019
2012	16.715993	19.069969	14.08%	6,388
2011	17.058201	16.715993	-2.01%	7,964
2010	15.579184	17.058201	9.49%	9,577
2009	12.923075	15.579184	20.55%	9,259
2008	19.517313	12.923075	-33.79%	11,494
2007	18.426967	19.517313	5.92%	14,320
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.510831	15.857691	2.24%	241
2015	14.818475	15.510831	4.67%	397
2014	14.883196	14.818475	-0.43%	397
2013	11.844304	14.883196	25.66%	397
2012	10.377863	11.844304	14.13%	465
2011	10.731658	10.377863	-3.30%	465
2010*	10.000000	10.731658	7.32%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.720309	10.129121	4.21%	6,350
2015*	10.000000	9.720309	-2.80%	8,302
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	12.620477	13.153525	4.22%	2,511
2015	12.926754	12.620477	-2.37%	2,511
2014	12.206768	12.926754	5.90%	2,511
2013	12.471297	12.206768	-2.12%	2,511
2012	11.601585	12.471297	7.50%	3,107
2011	11.179657	11.601585	3.77%	3,734
2010	10.626812	11.179657	5.20%	3,714
2009	9.868405	10.626812	7.69%	2,838
2008	11.194198	9.868405	-11.84%	2,838
2007	10.807431	11.194198	3.58%	2,838

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	21.534410	23.444812	8.87%	196
2015	22.133608	21.534410	-2.71%	196
2014	21.850525	22.133608	1.30%	196
2013	24.324544	21.850525	-10.17%	603
2012	20.961342	24.324544	16.04%	701
2011	19.919197	20.961342	5.23%	701
2010	18.436694	19.919197	8.04%	701
2009	14.392771	18.436694	28.10%	766
2008	17.195289	14.392771	-16.30%	766
2007	16.417647	17.195289	4.74%	766
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.211898	9.295057	13.19%	0
2015*	10.000000	8.211898	-17.88%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.209627	16.622334	9.29%	0
2015	16.641862	15.209627	-8.61%	0
2014	17.260147	16.641862	-3.58%	0
2013	13.289650	17.260147	29.88%	0
2012	11.008509	13.289650	20.72%	0
2011	11.284264	11.008509	-2.44%	0
2010*	10.000000	11.284264	12.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.915913	24.754875	18.35%	1,734
2015	22.232778	20.915913	-5.92%	2,817
2014	19.994028	22.232778	11.20%	3,378
2013	15.423673	19.994028	29.63%	3,716
2012	13.689520	15.423673	12.67%	4,761
2011	13.837289	13.689520	-1.07%	5,087
2010	12.421404	13.837289	11.40%	4,584
2009*	10.000000	12.421404	24.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.278856	15.323337	7.31%	15,280
2015	14.362314	14.278856	-0.58%	7,613
2014	13.895004	14.362314	3.36%	7,053
2013	11.448043	13.895004	21.37%	7,048
2012	10.049284	11.448043	13.92%	7,151
2011	10.113208	10.049284	-0.63%	24,161
2010	9.170310	10.113208	10.28%	40,450
2009	7.547477	9.170310	21.50%	38,521
2008	10.917058	7.547477	-30.87%	0
2007	10.448212	10.917058	4.49%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.321018	11.441434	1.06%	2,543
2015	11.525887	11.321018	-1.78%	2,719
2014	11.152136	11.525887	3.35%	2,967
2013	11.626980	11.152136	-4.08%	3,296
2012	11.251651	11.626980	3.34%	3,115
2011	10.809588	11.251651	4.09%	3,228
2010	10.359202	10.809588	4.35%	6,584
2009	9.382348	10.359202	10.41%	5,308
2008	10.573953	9.382348	-11.27%	2,788
2007	10.430304	10.573953	1.38%	4,231
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.933851	15.716928	-1.36%	2,713
2015	15.190783	15.933851	4.89%	6,966
2014	15.151816	15.190783	0.26%	7,215
2013	11.963698	15.151816	26.65%	4,826
2012	9.953969	11.963698	20.19%	4,386
2011	11.148227	9.953969	-10.71%	13,875
2010	10.173918	11.148227	9.58%	11,797
2009	7.297903	10.173918	39.41%	12,013
2008	12.080556	7.297903	-39.59%	929
2007	10.730389	12.080556	12.58%	6,903
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	15.220537	16.343498	7.38%	2,597
2015	14.526530	15.220537	4.78%	8,883
2014	13.653806	14.526530	6.39%	9,213
2013	10.700274	13.653806	27.60%	14,839
2012	9.258052	10.700274	15.58%	23,025
2011	9.866054	9.258052	-6.16%	9,098
2010	8.478706	9.866054	16.36%	4,444
2009	6.205551	8.478706	36.63%	5,684
2008	11.299224	6.205551	-45.08%	3,965
2007	10.257600	11.299224	10.15%	2,678
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	13.159084	14.392127	9.37%	5,834
2015	13.222582	13.159084	-0.48%	5,828
2014	12.184579	13.222582	8.52%	5,904
2013	9.307720	12.184579	30.91%	3,066
2012	8.076510	9.307720	15.24%	3,731
2011	8.390989	8.076510	-3.75%	3,826
2010	7.680104	8.390989	9.26%	2,423
2009	5.969082	7.680104	28.66%	0
2008	9.789543	5.969082	-39.03%	49
2007*	10.000000	9.789543	-2.10%	14,108

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	22.824317	26.420555	15.76%	2,083
2015	24.799531	22.824317	-7.96%	6,631
2014	23.125702	24.799531	7.24%	6,819
2013	17.361137	23.125702	33.20%	5,157
2012	14.923373	17.361137	16.34%	5,561
2011	15.554410	14.923373	-4.06%	6,396
2010	13.685339	15.554410	13.66%	6,962
2009	10.837264	13.685339	26.28%	6,850
2008	17.534316	10.837264	-38.19%	6,766
2007	18.288651	17.534316	-4.12%	8,983
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.267843	9.396005	1.38%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.958414	12.017600	9.67%	0
2015	11.494043	10.958414	-4.66%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.793613	11.558638	7.09%	6,894
2015	11.160144	10.793613	-3.28%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	19.235057	21.618635	12.39%	3,252
2015	20.060978	19.235057	-4.12%	4,928
2014	19.870052	20.060978	0.96%	5,292
2013	18.849769	19.870052	5.41%	1,205
2012	16.714207	18.849769	12.78%	1,205
2011	16.352449	16.714207	2.21%	1,528
2010	14.678887	16.352449	11.40%	5,176
2009	10.212317	14.678887	43.74%	1,723
2008	14.405124	10.212317	-29.11%	1,724
2007	14.188404	14.405124	1.53%	3,293
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.588143	14.072091	11.79%	0
2015	12.940693	12.588143	-2.72%	0
2014	12.335328	12.940693	4.91%	0
2013	8.729324	12.335328	41.31%	0
2012	7.589381	8.729324	15.02%	0
2011	8.725708	7.589381	-13.02%	0
2010	7.681195	8.725708	13.60%	0
2009	5.100655	7.681195	50.59%	0
2008*	10.000000	5.100655	-48.99%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.600286	15.827718	8.41%	0
2015	14.892474	14.600286	-1.96%	0
2014	13.688335	14.892474	8.80%	0
2013	10.035019	13.688335	36.41%	0
2012	9.151616	10.035019	9.65%	0
2011	9.609219	9.151616	-4.76%	0
2010	7.899216	9.609219	21.65%	0
2009	6.112260	7.899216	29.24%	0
2008*	10.000000	6.112260	-38.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.213314	13.030207	6.69%	0
2015	12.627076	12.213314	-3.28%	0
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	0
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.154322	12.697376	4.47%	0
2015	12.477873	12.154322	-2.59%	0
2014	12.152091	12.477873	2.68%	0
2013	10.765460	12.152091	12.88%	0
2012	9.846262	10.765460	9.34%	0
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
2008*	10.000000	7.906100	-20.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.352767	13.052276	5.66%	0
2015	12.716222	12.352767	-2.86%	0
2014	12.336905	12.716222	3.07%	0
2013	10.335296	12.336905	19.37%	0
2012	9.238068	10.335296	11.88%	0
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0
2008*	10.000000	7.185138	-28.15%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.496321	11.840737	3.00%	0
2015	11.763659	11.496321	-2.27%	0
2014	11.563059	11.763659	1.73%	0
2013	11.192977	11.563059	3.31%	0
2012	10.576522	11.192977	5.83%	0
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.251862	10.654234	3.92%	0
2015	10.880481	10.251862	-5.78%	0
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.194006	10.659935	4.57%	0
2015	10.885359	10.194006	-6.35%	0
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.282256	12.907325	5.09%	0
2015	12.610045	12.282256	-2.60%	0
2014	12.248794	12.610045	2.95%	0
2013	10.561220	12.248794	15.98%	0
2012	9.546924	10.561220	10.62%	0
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
2008*	10.000000	7.542347	-24.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.263639	12.990654	5.93%	0
2015	12.647421	12.263639	-3.03%	0
2014	12.286076	12.647421	2.94%	0
2013	10.041662	12.286076	22.35%	0
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0
2008*	10.000000	6.822678	-31.77%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.980164	12.502409	4.36%	0
2015	12.299802	11.980164	-2.60%	0
2014	12.003451	12.299802	2.47%	0
2013	10.960603	12.003451	9.51%	0
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	13,423
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.836204	12.236518	3.38%	0
2015	12.129348	11.836204	-2.42%	0
2014	11.769615	12.129348	3.06%	0
2013	12.214926	11.769615	-3.65%	0
2012	11.543894	12.214926	5.81%	0
2011	11.036643	11.543894	4.60%	0
2010	10.498770	11.036643	5.12%	0
2009	9.820358	10.498770	6.91%	0
2008*	10.000000	9.820358	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.873267	13.097079	1.74%	0
2015	13.143931	12.873267	-2.06%	0
2014	12.729470	13.143931	3.26%	0
2013	13.200346	12.729470	-3.57%	0
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	17,471
2009	9.826168	11.263937	14.63%	0
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	24.925672	26.375640	5.82%	0
2015	30.224686	24.925672	-17.53%	57
2014	32.566798	30.224686	-7.19%	71
2013	32.938255	32.566798	-1.13%	47
2012	28.598918	32.938255	15.17%	47
2011	37.529025	28.598918	-23.80%	47
2010	32.886343	37.529025	14.12%	48
2009	20.482111	32.886343	60.56%	48
2008	49.453885	20.482111	-58.58%	48
2007	34.600030	49.453885	42.93%	48

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.646832	12.543680	-0.82%	586
2015	12.859938	12.646832	-1.66%	746
2014	12.491657	12.859938	2.95%	1,507
2013	13.224664	12.491657	-5.54%	1,846
2012	13.034945	13.224664	1.46%	2,557
2011	12.344017	13.034945	5.60%	2,673
2010	11.966145	12.344017	3.16%	4,785
2009	11.836328	11.966145	1.10%	3,736
2008	11.161070	11.836328	6.05%	3,499
2007	10.580339	11.161070	5.49%	5,219
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.512513	9.366180	-1.54%	15,640
2015	9.662273	9.512513	-1.55%	15,704
2014	9.814396	9.662273	-1.55%	23,756
2013	9.968910	9.814396	-1.55%	29,861
2012	10.126292	9.968910	-1.55%	45,322
2011	10.285273	10.126292	-1.55%	71,366
2010	10.447183	10.285273	-1.55%	83,394
2009	10.607212	10.447183	-1.51%	43,452
2008	10.557396	10.607212	0.47%	54,587
2007	10.234040	10.557396	3.16%	34,863
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.372784	8.295598	-0.92%	0
2015	8.787660	8.372784	-4.72%	0
2014	8.990730	8.787660	-2.26%	0
2013	7.767974	8.990730	15.74%	0
2012	6.847862	7.767974	13.44%	0
2011	7.728306	6.847862	-11.39%	0
2010	6.946617	7.728306	11.25%	0
2009	5.450702	6.946617	27.44%	0
2008*	10.000000	5.450702	-45.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.347340	9.250980	-1.03%	689
2015	9.628254	9.347340	-2.92%	1,045
2014	10.424930	9.628254	-7.64%	1,246
2013	8.750429	10.424930	19.14%	1,212
2012	7.519128	8.750429	16.38%	1,386
2011	8.763360	7.519128	-14.20%	1,530
2010	8.288047	8.763360	5.73%	1,607
2009	6.545828	8.288047	26.62%	2,492
2008	11.683575	6.545828	-43.97%	3,042
2007	10.849859	11.683575	7.68%	1,308

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	23.530220	25.359857	7.78%	977
2015	24.141659	23.530220	-2.53%	1,068
2014	23.357307	24.141659	3.36%	1,157
2013	18.644716	23.357307	25.28%	1,247
2012	16.340296	18.644716	14.10%	1,285
2011	17.276245	16.340296	-5.42%	2,369
2010	15.308593	17.276245	12.85%	4,326
2009	12.223996	15.308593	25.23%	4,857
2008	19.660277	12.223996	-37.82%	4,149
2007	18.848451	19.660277	4.31%	6,085
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	15.052157	15.753493	4.66%	5,371
2015	15.315747	15.052157	-1.72%	5,736
2014	14.874829	15.315747	2.96%	6,097
2013	13.320802	14.874829	11.67%	6,479
2012	12.369957	13.320802	7.69%	6,710
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	17.132782	18.173412	6.07%	0
2015	17.495582	17.132782	-2.07%	0
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.823930	14.190534	2.65%	14,313
2015	14.004489	13.823930	-1.29%	15,030
2014	13.692305	14.004489	2.28%	16,028
2013	13.266851	13.692305	3.21%	16,672
2012	12.813081	13.266851	3.54%	46,673
2011	12.643772	12.813081	1.34%	47,192
2010	12.128135	12.643772	4.25%	61,627
2009	11.293147	12.128135	7.39%	12,894
2008	12.206118	11.293147	-7.48%	19,047
2007	11.766188	12.206118	3.74%	18,847
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.225951	10.642523	4.07%	0
2015	10.734898	10.225951	-4.74%	0
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.162604	10.700974	5.30%	0
2015	10.747688	10.162604	-5.44%	0
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	18.911052	19.948658	5.49%	56,586
2015	19.273306	18.911052	-1.88%	59,220
2014	18.612407	19.273306	3.55%	71,763
2013	16.210068	18.612407	14.82%	109,765
2012	14.859284	16.210068	9.09%	110,011
2011	15.098842	14.859284	-1.59%	135,650
2010	13.827378	15.098842	9.20%	120,701
2009	11.789156	13.827378	17.29%	123,171
2008	15.591477	11.789156	-24.39%	271,272
2007	14.989934	15.591477	4.01%	239,539
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	21.603285	23.073310	6.80%	14,561
2015	22.104745	21.603285	-2.27%	16,482
2014	21.392336	22.104745	3.33%	18,745
2013	17.755746	21.392336	20.48%	22,080
2012	15.854346	17.755746	11.99%	22,514
2011	16.453346	15.854346	-3.64%	40,206
2010	14.811308	16.453346	11.09%	51,309
2009	12.094384	14.811308	22.46%	44,386
2008	17.905925	12.094384	-32.46%	47,860
2007	17.135465	17.905925	4.50%	52,315
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	16.449212	17.118537	4.07%	7,805
2015	16.713304	16.449212	-1.58%	10,603
2014	16.208260	16.713304	3.12%	11,300
2013	14.899704	16.208260	8.78%	17,563
2012	14.008562	14.899704	6.36%	18,635
2011	13.941083	14.008562	0.48%	26,409
2010	13.049164	13.941083	6.84%	40,242
2009	11.569866	13.049164	12.79%	39,856
2008	13.833173	11.569866	-16.36%	61,589
2007	13.274345	13.833173	4.21%	50,227
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.830927	23.225276	1.73%	8,945
2015	22.123474	22.830927	3.20%	8,596
2014	20.699441	22.123474	6.88%	9,982
2013	15.427304	20.699441	34.17%	10,320
2012	13.232976	15.427304	16.58%	14,965
2011	13.784817	13.232976	-4.00%	24,911
2010	12.902816	13.784817	6.84%	50,507
2009*	10.000000	12.902816	29.03%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.559328	10.216020	6.87%	0
2015	9.933045	9.559328	-3.76%	0
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.986137	10.819380	8.34%	0
2015	10.129021	9.986137	-1.41%	0
2014*	10.000000	10.129021	1.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	32.433073	38.410523	18.43%	973
2015	33.800295	32.433073	-4.05%	1,708
2014	31.376655	33.800295	7.72%	1,964
2013	23.954075	31.376655	30.99%	3,528
2012	20.712894	23.954075	15.65%	3,707
2011	21.587606	20.712894	-4.05%	3,771
2010	17.374715	21.587606	24.25%	4,388
2009	12.904966	17.374715	34.64%	5,150
2008	20.631395	12.904966	-37.45%	5,370
2007	19.485008	20.631395	5.88%	6,552
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	14.530681	15.543086	6.97%	2,634
2015	15.198754	14.530681	-4.40%	2,554
2014	14.860889	15.198754	2.27%	4,647
2013	15.266530	14.860889	-2.66%	4,943
2012	13.815131	15.266530	10.51%	5,552
2011	13.294533	13.815131	3.92%	5,897
2010	12.210949	13.294533	8.87%	6,761
2009	9.971975	12.210949	22.45%	7,095
2008	12.246596	9.971975	-18.57%	7,832
2007	11.890527	12.246596	2.99%	19,595
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.425446	10.010572	-3.98%	576
2015	10.659366	10.425446	-2.19%	1,109
2014	10.975582	10.659366	-2.88%	1,109
2013	9.207623	10.975582	19.20%	2,025
2012	8.096336	9.207623	13.73%	2,025
2011	9.099245	8.096336	-11.02%	1,942
2010	8.121240	9.099245	12.04%	1,943
2009	6.060724	8.121240	34.00%	1,943
2008*	10.000000	6.060724	-39.39%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	14.294276	14.774361	3.36%	104
2015	15.339351	14.294276	-6.81%	104
2014	17.250240	15.339351	-11.08%	104
2013	14.474833	17.250240	19.17%	0
2012	12.561702	14.474833	15.23%	0
2011	15.264684	12.561702	-17.71%	0
2010	14.641768	15.264684	4.25%	0
2009	11.483641	14.641768	27.50%	0
2008	21.794871	11.483641	-47.31%	0
2007	21.556091	21.794871	1.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.448317	14.508064	0.41%	503
2015	14.230439	14.448317	1.53%	1,137
2014	13.122740	14.230439	8.44%	1,148
2013	9.916584	13.122740	32.33%	1,864
2012	8.673194	9.916584	14.34%	1,239
2011	9.103739	8.673194	-4.73%	5,647
2010	8.015864	9.103739	13.57%	5,931
2009	6.294480	8.015864	27.35%	1,496
2008*	10.000000	6.294480	-37.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.841877	14.672069	14.25%	1,587
2015	13.508297	12.841877	-4.93%	2,518
2014	12.446089	13.508297	8.53%	2,519
2013	9.362511	12.446089	32.94%	2,520
2012	8.087528	9.362511	15.76%	2,616
2011	8.747553	8.087528	-7.55%	4,213
2010	7.880723	8.747553	11.00%	4,311
2009	6.282625	7.880723	25.44%	4,464
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.988065	14.605797	4.42%	2,531
2015	14.257593	13.988065	-1.89%	2,714
2014	13.962704	14.257593	2.11%	3,823
2013	10.232209	13.962704	36.46%	3,868
2012	9.066008	10.232209	12.86%	4,068
2011	9.637421	9.066008	-5.93%	4,415
2010	7.740305	9.637421	24.51%	3,173
2009	6.204977	7.740305	24.74%	2,843
2008*	10.000000	6.204977	-37.95%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.396345	18.983052	15.78%	184
2015	17.149372	16.396345	-4.39%	184
2014	14.885793	17.149372	15.21%	184
2013	11.144104	14.885793	33.58%	184
2012	9.729590	11.144104	14.54%	184
2011	10.117338	9.729590	-3.83%	185
2010	8.590080	10.117338	17.78%	185
2009	6.687632	8.590080	28.45%	185
2008*	10.000000	6.687632	-33.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	22.186131	23.603336	6.39%	236
2015	22.416732	22.186131	-1.03%	720
2014	22.206047	22.416732	0.95%	827
2013	15.668920	22.206047	41.72%	844
2012	14.073543	15.668920	11.34%	949
2011	14.418846	14.073543	-2.39%	1,007
2010	11.706741	14.418846	23.17%	812
2009	9.349301	11.706741	25.22%	921
2008	17.763114	9.349301	-47.37%	1,083
2007	16.478755	17.763114	7.79%	1,458
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	31.106130	38.469752	23.67%	267
2015	33.716462	31.106130	-7.74%	563
2014	32.077198	33.716462	5.11%	675
2013	23.268839	32.077198	37.85%	669
2012	19.646755	23.268839	18.44%	1,311
2011	21.106459	19.646755	-6.92%	1,339
2010	16.950847	21.106459	24.52%	1,196
2009	13.680046	16.950847	23.91%	1,135
2008	20.525640	13.680046	-33.35%	1,135
2007	22.475409	20.525640	-8.68%	1,933
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	28.701828	34.628638	20.65%	776
2015	29.716916	28.701828	-3.42%	776
2014	30.017921	29.716916	-1.00%	802
2013	21.693382	30.017921	38.37%	914
2012	19.123780	21.693382	13.44%	1,587
2011	20.620935	19.123780	-7.26%	1,737
2010	16.759011	20.620935	23.04%	2,653
2009	12.663030	16.759011	32.35%	2,940
2008	20.865728	12.663030	-39.31%	5,305
2007	20.801965	20.865728	0.31%	4,887

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	21.812760	23.871833	9.44%	0
2015	22.010504	21.812760	-0.90%	563
2014	19.994403	22.010504	10.08%	563
2013	15.528004	19.994403	28.76%	563
2012	13.854561	15.528004	12.08%	563
2011	14.019214	13.854561	-1.17%	564
2010	12.576728	14.019214	11.47%	564
2009	10.174487	12.576728	23.61%	564
2008	17.700324	10.174487	-42.52%	0
2007	16.665074	17.700324	6.21%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.942850	13.657356	5.52%	1,590
2015	13.935441	12.942850	-7.12%	1,891
2014	11.006272	13.935441	26.61%	1,980
2013	10.885630	11.006272	1.11%	3,456
2012	9.566744	10.885630	13.79%	8,564
2011	9.155055	9.566744	4.50%	8,535
2010	7.162981	9.155055	27.81%	8,701
2009	5.574716	7.162981	28.49%	5,607
2008*	10.000000	5.574716	-44.25%	23
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.920813	14.170806	9.67%	1,029
2015	13.001653	12.920813	-0.62%	1,071
2014	11.679044	13.001653	11.32%	1,112
2013*	10.000000	11.679044	16.79%	1,154
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.173900	10.266224	0.91%	0
2015	10.369443	10.173900	-1.89%	0
2014	10.480927	10.369443	-1.06%	0
2013	10.634719	10.480927	-1.45%	0
2012	10.434896	10.634719	1.91%	0
2011	10.462925	10.434896	-0.27%	0
2010	10.376547	10.462925	0.83%	417
2009	9.840303	10.376547	5.45%	0
2008*	10.000000	9.840303	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.095210	14.393608	19.00%	0
2015	12.916211	12.095210	-6.36%	0
2014	12.548417	12.916211	2.93%	0
2013*	10.000000	12.548417	25.48%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.863729	13.801637	-0.45%	0
2015	14.653973	13.863729	-5.39%	0
2014	16.204933	14.653973	-9.57%	0
2013	13.705877	16.204933	18.23%	0
2012	11.644056	13.705877	17.71%	0
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	13.391815	12.945388	-3.33%	0
2015	13.397951	13.391815	-0.05%	0
2014	14.069567	13.397951	-4.77%	0
2013	12.128096	14.069567	16.01%	0
2012	10.397972	12.128096	16.64%	0
2011	12.047070	10.397972	-13.69%	0
2010	10.028731	12.047070	20.13%	0
2009	7.573069	10.028731	32.43%	0
2008	14.361748	7.573069	-47.27%	0
2007	14.134937	14.361748	1.60%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	29.524392	30.277713	2.55%	0
2015	29.693842	29.524392	-0.57%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	10.228737	10.193410	-0.35%	6,010
2015	10.370720	10.228737	-1.37%	5,714
2014	10.470129	10.370720	-0.95%	6,051
2013	10.569776	10.470129	-0.94%	7,282
2012	10.263924	10.569776	2.98%	10,622
2011	10.395049	10.263924	-1.26%	6,877
2010	10.028678	10.395049	3.65%	12,287
2009	8.988635	10.028678	11.57%	4,762
2008	10.546431	8.988635	-14.77%	5,590
2007	10.225466	10.546431	3.14%	6,392
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	23.910654	25.862685	8.16%	0
2015	24.400235	23.910654	-2.01%	0
2014	22.453312	24.400235	8.67%	0
2013	16.574207	22.453312	35.47%	112
2012	15.170157	16.574207	9.26%	112
2011	15.898247	15.170157	-4.58%	112
2010	13.144222	15.898247	20.95%	454
2009	10.158653	13.144222	29.39%	113
2008	17.039924	10.158653	-40.38%	113
2007	16.085034	17.039924	5.94%	114

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	30.288258	29.773211	-1.70%	1,095
2015	29.675357	30.288258	2.07%	1,160
2014	29.535338	29.675357	0.47%	1,224
2013	23.623841	29.535338	25.02%	174
2012	19.839975	23.623841	19.07%	183
2011	22.030330	19.839975	-9.94%	373
2010	19.339947	22.030330	13.91%	384
2009	14.096740	19.339947	37.19%	397
2008	23.997472	14.096740	-41.26%	788
2007	22.979914	23.997472	4.43%	899
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.640989	10.086630	4.62%	3,472
2015	10.043051	9.640989	-4.00%	4,520
2014	9.953183	10.043051	0.90%	4,696
2013	10.147135	9.953183	-1.91%	5,992
2012*	10.000000	10.147135	1.47%	4,598
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.154683	8.768423	-4.22%	1,685
2015	9.018701	9.154683	1.51%	1,685
2014*	10.000000	9.018701	-9.81%	6,601
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	23.721000	25.993004	9.58%	1,412
2015	23.368437	23.721000	1.51%	3,068
2014	21.500193	23.368437	8.69%	3,223
2013	16.615011	21.500193	29.40%	6,558
2012	14.473280	16.615011	14.80%	7,337
2011	14.747056	14.473280	-1.86%	8,009
2010	12.932424	14.747056	14.03%	10,271
2009	10.263008	12.932424	26.01%	6,863
2008	16.985768	10.263008	-39.58%	7,956
2007	16.566871	16.985768	2.53%	10,583
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	32.746920	37.938378	15.85%	10,429
2015	35.421019	32.746920	-7.55%	10,682
2014	32.223189	35.421019	9.92%	10,743
2013	23.275125	32.223189	38.44%	13,303
2012	20.092105	23.275125	15.84%	10,260
2011	20.905984	20.092105	-3.89%	10,349
2010	17.256239	20.905984	21.15%	7,683
2009	12.805087	17.256239	34.76%	7,668
2008	20.980438	12.805087	-38.97%	7,695
2007	21.613466	20.980438	-2.93%	8,146

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.242912	10.274414	11.16%	0
2015	10.338337	9.242912	-10.60%	0
2014	10.453566	10.338337	-1.10%	0
2013	10.606557	10.453566	-1.44%	0
2012*	10.000000	10.606557	6.07%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.770513	9.775882	11.46%	0
2015	9.124414	8.770513	-3.88%	0
2014	9.139699	9.124414	-0.17%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.726126	10.866940	1.31%	272
2015	11.737190	10.726126	-8.61%	283
2014	11.886205	11.737190	-1.25%	294
2013	12.921925	11.886205	-8.02%	305
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.264522	11.235123	-0.26%	0
2015	11.418032	11.264522	-1.34%	0
2014	11.511662	11.418032	-0.81%	0
2013	11.720122	11.511662	-1.78%	0
2012	11.257793	11.720122	4.11%	0
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.097648	0.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.516847	10.621784	1.00%	1,789
2015	10.646686	10.516847	-1.22%	1,816
2014	10.381645	10.646686	2.55%	1,841
2013	10.766121	10.381645	-3.57%	1,867
2012	9.987223	10.766121	7.80%	1,519
2011*	10.000000	9.987223	-0.13%	343

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	18.649451	21.118539	13.24%	0
2015	20.485161	18.649451	-8.96%	0
2014	18.790864	20.485161	9.02%	0
2013	14.067617	18.790864	33.58%	0
2012	11.994236	14.067617	17.29%	0
2011	12.775674	11.994236	-6.12%	0
2010	11.345457	12.775674	12.61%	0
2009	8.877511	11.345457	27.80%	159
2008	14.709772	8.877511	-39.65%	159
2007	15.903032	14.709772	-7.50%	159
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.329495	3.29%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	17.632115	16.933662	-3.96%	0
2015	17.884671	17.632115	-1.41%	0
2014	19.487062	17.884671	-8.22%	0
2013	15.455309	19.487062	26.09%	0
2012	12.877022	15.455309	20.02%	0
2011	15.745956	12.877022	-18.22%	0
2010	14.536275	15.745956	8.32%	0
2009	11.846845	14.536275	22.70%	153
2008	21.470094	11.846845	-44.82%	153
2007	20.126048	21.470094	6.68%	153
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	31.274517	27.491555	-12.10%	412
2015	28.244689	31.274517	10.73%	606
2014	21.862749	28.244689	29.19%	606
2013	14.754064	21.862749	48.18%	699
2012	11.440381	14.754064	28.96%	325
2011	10.526842	11.440381	8.68%	325
2010*	10.000000	10.526842	5.27%	130
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.519062	7.808870	41.49%	0
2015	8.423515	5.519062	-34.48%	0
2014	10.576837	8.423515	-20.36%	0
2013	9.719512	10.576837	8.82%	0
2012*	10.000000	9.719512	-2.80%	3,299
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.421806	7.655398	41.20%	0
2015	8.297416	5.421806	-34.66%	0
2014	10.449910	8.297416	-20.60%	0
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	19.353665	19.796766	2.29%	0
2015	20.290202	19.353665	-4.62%	0
2014	18.702126	20.290202	8.49%	248
2013	14.184035	18.702126	31.85%	249
2012	12.390773	14.184035	14.47%	249
2011	13.507693	12.390773	-8.27%	250
2010	12.212644	13.507693	10.60%	250
2009	9.762927	12.212644	25.09%	250
2008	15.960684	9.762927	-38.83%	251
2007	14.745808	15.960684	8.24%	251
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	17.376530	18.420232	6.01%	0
2015	17.432384	17.376530	-0.32%	0
2014	14.998384	17.432384	16.23%	0
2013	12.734563	14.998384	17.78%	0
2012	11.443880	12.734563	11.28%	0
2011	10.915737	11.443880	4.84%	0
2010	9.786845	10.915737	11.53%	0
2009	8.610221	9.786845	13.67%	0
2008	12.338076	8.610221	-30.21%	0
2007	11.648573	12.338076	5.92%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.511326	19.309303	-1.04%	0
2015	19.555687	19.511326	-0.23%	0
2014	19.124512	19.555687	2.25%	0
2013	13.887103	19.124512	37.71%	0
2012	11.717066	13.887103	18.52%	0
2011	12.599329	11.717066	-7.00%	0
2010*	10.000000	12.599329	25.99%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	22.250117	23.603195	6.08%	1,202
2015	23.271260	22.250117	-4.39%	1,815
2014	24.090041	23.271260	-3.40%	1,815
2013	16.287702	24.090041	47.90%	5,362
2012	15.337524	16.287702	6.20%	12,976
2011	16.329136	15.337524	-6.07%	16,446
2010	13.083275	16.329136	24.81%	0
2009	8.706050	13.083275	50.28%	0
2008	15.097100	8.706050	-42.33%	0
2007	13.475079	15.097100	12.04%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.115346	11.306161	1.72%	0
2015	11.444881	11.115346	-2.88%	0
2014	11.161427	11.444881	2.54%	0
2013	10.133644	11.161427	10.14%	0
2012*	10.000000	10.133644	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	23.999508	26.231006	9.30%	505
2015	24.046675	23.999508	-0.20%	506
2014	22.360320	24.046675	7.54%	506
2013	16.883353	22.360320	32.44%	507
2012	14.634801	16.883353	15.36%	797
2011	14.021132	14.634801	4.38%	798
2010	12.632195	14.021132	11.00%	799
2009	10.666981	12.632195	18.42%	800
2008	18.279472	10.666981	-41.65%	928
2007	17.717215	18.279472	3.17%	1,045
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	31.819727	39.075084	22.80%	139
2015	34.289647	31.819727	-7.20%	183
2014	31.985756	34.289647	7.20%	224
2013	23.617220	31.985756	35.43%	0
2012	20.260226	23.617220	16.57%	0
2011	22.531759	20.260226	-10.08%	0
2010	18.088254	22.531759	24.57%	0
2009	12.885652	18.088254	40.38%	0
2008	20.381388	12.885652	-36.78%	0
2007	20.402960	20.381388	-0.11%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.913377	13.264844	2.72%	3,949
2015	13.455468	12.913377	-4.03%	4,807
2014	13.237451	13.455468	1.65%	4,972
2013	14.699118	13.237451	-9.94%	12,396
2012	13.911245	14.699118	5.66%	22,346
2011	12.650935	13.911245	9.96%	13,137
2010	12.230506	12.650935	3.44%	12,568
2009	11.277410	12.230506	8.45%	13,520
2008	11.645795	11.277410	-3.16%	15,640
2007	10.809888	11.645795	7.73%	14,664

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	22.357583	24.904858	11.39%	0
2015	24.158328	22.357583	-7.45%	0
2014	21.855950	24.158328	10.53%	0
2013	16.394036	21.855950	33.32%	0
2012	14.556701	16.394036	12.62%	0
2011	14.382022	14.556701	1.21%	0
2010	12.836504	14.382022	12.04%	0
2009	11.076518	12.836504	15.89%	0
2008	17.246416	11.076518	-35.77%	0
2007	17.604714	17.246416	-2.04%	239
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	22.298890	26.928079	20.76%	187
2015	23.025180	22.298890	-3.15%	194
2014	20.130619	23.025180	14.38%	210
2013	15.748872	20.130619	27.82%	210
2012	13.770885	15.748872	14.36%	595
2011	14.113318	13.770885	-2.43%	595
2010	12.055015	14.113318	17.07%	211
2009	9.438220	12.055015	27.73%	211
2008	12.705990	9.438220	-25.72%	211
2007	13.234752	12.705990	-4.00%	314
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.747542	11.132423	14.21%	0
2015*	10.000000	9.747542	-2.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.686033	15.001598	2.15%	4,127
2015	15.075762	14.686033	-2.59%	4,470
2014	15.030474	15.075762	0.30%	4,680
2013	13.350274	15.030474	12.59%	4,850
2012	12.338136	13.350274	8.20%	4,916
2011	13.012002	12.338136	-5.18%	507
2010	12.047512	13.012002	8.01%	541
2009*	10.000000	12.047512	20.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.201575	10.215472	11.02%	0
2015*	10.000000	9.201575	-7.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.775523	9.856092	0.82%	0
2015*	10.000000	9.775523	-2.24%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.679458	15.065852	28.99%	1,928
2015	12.689419	11.679458	-7.96%	1,622
2014	12.209756	12.689419	3.93%	253
2013*	10.000000	12.209756	22.10%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.424458	11.817555	13.36%	0
2015	10.867426	10.424458	-4.08%	0
2014*	10.000000	10.867426	8.67%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	32.532659	40.249806	23.72%	496
2015	33.850236	32.532659	-3.89%	538
2014	32.724659	33.850236	3.44%	570
2013	23.633971	32.724659	38.46%	572
2012	20.752350	23.633971	13.89%	455
2011	20.971090	20.752350	-1.04%	944
2010	16.937364	20.971090	23.82%	1,065
2009	13.767326	16.937364	23.03%	754
2008	20.252351	13.767326	-32.02%	754
2007	20.719191	20.252351	-2.25%	754
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	24.343383	26.695664	9.66%	18,356
2015	24.526219	24.343383	-0.75%	25,955
2014	22.037215	24.526219	11.29%	27,370
2013	17.004166	22.037215	29.60%	28,105
2012	14.965480	17.004166	13.62%	18,864
2011	14.965816	14.965480	0.00%	18,482
2010	13.278689	14.965816	12.71%	14,721
2009	10.706193	13.278689	24.03%	6,808
2008	17.359068	10.706193	-38.33%	12,224
2007	16.804113	17.359068	3.30%	16,037
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	21.191790	22.445563	5.92%	1,541
2015	22.137140	21.191790	-4.27%	1,668
2014	20.864105	22.137140	6.10%	1,803
2013	17.548607	20.864105	18.89%	2,537
2012	16.193027	17.548607	8.37%	4,523
2011	15.133209	16.193027	7.00%	4,472
2010	13.367954	15.133209	13.21%	137
2009	11.114634	13.367954	20.27%	0
2008	16.072727	11.114634	-30.85%	0
2007	15.287971	16.072727	5.13%	134
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	18.910150	21.732626	14.93%	0
2015	19.714926	18.910150	-4.08%	0
2014	19.774186	19.714926	-0.30%	0
2013	13.558002	19.774186	45.85%	0
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
2010	10.526805	13.550665	28.73%	0
2009	8.506413	10.526805	23.75%	0
2008	13.892332	8.506413	-38.77%	0
2007	15.914678	13.892332	-12.71%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.690925	10.389390	7.21%	548
2015	9.947197	9.690925	-2.58%	442
2014	10.051420	9.947197	-1.04%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	14.798086	13.909493	-6.00%	0
2015	16.072912	14.798086	-7.93%	0
2014	16.554554	16.072912	-2.91%	0
2013	14.488942	16.554554	14.26%	0
2012	13.383188	14.488942	8.26%	0
2011	14.393262	13.383188	-7.02%	0
2010	12.943469	14.393262	11.20%	0
2009	11.613339	12.943469	11.45%	0
2008	16.780832	11.613339	-30.79%	0
2007	15.555400	16.780832	7.88%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	13.405476	13.657464	1.88%	332
2015	13.683583	13.405476	-2.03%	364
2014	13.434163	13.683583	1.86%	1,610
2013	13.550919	13.434163	-0.86%	4,631
2012	12.583144	13.550919	7.69%	5,125
2011	12.537641	12.583144	0.36%	5,351
2010	11.766909	12.537641	6.55%	5,594
2009	9.952237	11.766909	18.23%	4,609
2008	10.940382	9.952237	-9.03%	5,165
2007	10.575637	10.940382	3.45%	15,067
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.698109	15.220049	3.55%	0
2015	15.016756	14.698109	-2.12%	0
2014	14.644250	15.016756	2.54%	0
2013	13.147371	14.644250	11.39%	0
2012	11.974613	13.147371	9.79%	0
2011	12.221123	11.974613	-2.02%	0
2010	11.035277	12.221123	10.75%	0
2009	9.047398	11.035277	21.97%	0
2008	12.287101	9.047398	-26.37%	0
2007	11.517879	12.287101	6.68%	2,388
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	15.250512	15.877997	4.11%	4,374
2015	15.569968	15.250512	-2.05%	4,396
2014	15.127960	15.569968	2.92%	4,419
2013	13.295195	15.127960	13.79%	6,406
2012	11.949934	13.295195	11.26%	5,381
2011	12.296505	11.949934	-2.82%	5,532
2010	10.930159	12.296505	12.50%	5,695
2009	8.641028	10.930159	26.49%	7,394
2008	13.068125	8.641028	-33.88%	7,626
2007	12.077926	13.068125	8.20%	4,583

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.903114	16.646835	4.68%	0
2015	16.247758	15.903114	-2.12%	0
2014	15.764209	16.247758	3.07%	198
2013	13.195500	15.764209	19.47%	198
2012	11.642957	13.195500	13.33%	198
2011	12.176394	11.642957	-4.38%	199
2010	10.677541	12.176394	14.04%	0
2009	8.272037	10.677541	29.08%	0
2008	13.596993	8.272037	-39.16%	0
2007	12.440804	13.596993	9.29%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.414297	4.14%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	13.202890	17.345422	31.38%	0
2015	16.931087	13.202890	-22.02%	0
2014	19.724711	16.931087	-14.16%	0
2013	16.146646	19.724711	22.16%	0
2012	15.668033	16.146646	3.05%	0
2011	16.795613	15.668033	-6.71%	6,438
2010	14.324389	16.795613	17.25%	4,301
2009	9.864477	14.324389	45.21%	4,301
2008	21.987615	9.864477	-55.14%	3,755
2007	15.343753	21.987615	43.30%	2,676
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	21.494481	24.897295	15.83%	1,051
2015	22.810831	21.494481	-5.77%	967
2014	21.369676	22.810831	6.74%	1,184
2013	16.989318	21.369676	25.78%	2,443
2012	14.750481	16.989318	15.18%	3,399
2011	14.892313	14.750481	-0.95%	3,138
2010	13.169727	14.892313	13.08%	4,249
2009	10.304503	13.169727	27.81%	4,232
2008	18.312401	10.304503	-43.73%	9,217
2007	18.377949	18.312401	-0.36%	16,965
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.239547	12.40%	318

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	25.814111	25.541897	-1.05%	3,037
2015	24.539551	25.814111	5.19%	3,136
2014	22.464534	24.539551	9.24%	3,485
2013	16.786436	22.464534	33.83%	3,543
2012	14.912234	16.786436	12.57%	2,765
2011	15.159132	14.912234	-1.63%	2,810
2010	12.437567	15.159132	21.88%	17,131
2009	9.877541	12.437567	25.92%	16,940
2008	19.051446	9.877541	-48.15%	576
2007	15.287281	19.051446	24.62%	88
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	13.565521	13.946824	2.81%	13,667
2015	13.904259	13.565521	-2.44%	15,842
2014	13.378745	13.904259	3.93%	17,951
2013	13.883368	13.378745	-3.63%	21,027
2012	13.360935	13.883368	3.91%	38,755
2011	12.685157	13.360935	5.33%	33,948
2010	11.986646	12.685157	5.83%	12,713
2009	10.549582	11.986646	13.62%	18,945
2008	11.105543	10.549582	-5.01%	20,154
2007	10.844196	11.105543	2.41%	36,110
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	35.356804	38.941045	10.14%	3,953
2015	36.526674	35.356804	-3.20%	4,265
2014	35.008988	36.526674	4.34%	5,797
2013	26.185373	35.008988	33.70%	6,535
2012	23.229340	26.185373	12.73%	7,049
2011	26.480213	23.229340	-12.28%	7,816
2010	20.930292	26.480213	26.52%	10,580
2009	15.220205	20.930292	37.52%	12,248
2008	25.612307	15.220205	-40.57%	13,237
2007	22.569273	25.612307	13.48%	14,447
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	22.128001	20.627731	-6.78%	5,745
2015	21.770183	22.128001	1.64%	5,843
2014	24.125915	21.770183	-9.76%	375
2013	18.835879	24.125915	28.08%	397
2012	15.902216	18.835879	18.45%	419
2011	19.550492	15.902216	-18.66%	440
2010	17.609024	19.550492	11.03%	0
2009	14.177893	17.609024	24.20%	0
2008	25.711757	14.177893	-44.86%	0
2007	22.324984	25.711757	15.17%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	29.318976	31.526215	7.53%	785
2015	30.777689	29.318976	-4.74%	785
2014	29.365563	30.777689	4.81%	785
2013	22.923545	29.365563	28.10%	785
2012	18.334851	22.923545	25.03%	1,001
2011	20.483684	18.334851	-10.49%	1,093
2010	16.476816	20.483684	24.32%	3,341
2009	10.655087	16.476816	54.64%	3,361
2008	22.229288	10.655087	-52.07%	3,597
2007	21.426839	22.229288	3.75%	3,544
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.451128	12.753651	11.37%	180
2015	12.408313	11.451128	-7.71%	0
2014	12.260892	12.408313	1.20%	0
2013	10.067148	12.260892	21.79%	0
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.674555	15.343425	12.20%	2,738
2015	14.951683	13.674555	-8.54%	2,601
2014	14.524375	14.951683	2.94%	2,820
2013	12.954481	14.524375	12.12%	4,840
2012	11.686925	12.954481	10.85%	8,832
2011	11.599971	11.686925	0.75%	17,307
2010	10.462580	11.599971	10.87%	14,198
2009	7.841436	10.462580	33.43%	18,252
2008	11.328748	7.841436	-30.78%	18,165
2007	11.097057	11.328748	2.09%	30,381
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	23.620681	26.972662	14.19%	1,193
2015	24.913618	23.620681	-5.19%	2,417
2014	23.287348	24.913618	6.98%	4,558
2013	18.248147	23.287348	27.61%	8,421
2012	16.564188	18.248147	10.17%	9,154
2011	15.880295	16.564188	4.31%	9,321
2010	13.376801	15.880295	18.72%	9,953
2009	11.584978	13.376801	15.47%	6,617
2008	16.150306	11.584978	-28.27%	5,446
2007	16.867731	16.150306	-4.25%	9,744

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	29.229900	37.446660	28.11%	2,416
2015	32.074607	29.229900	-8.87%	3,279
2014	32.411142	32.074607	-1.04%	3,796
2013	24.176676	32.411142	34.06%	3,746
2012	20.754378	24.176676	16.49%	4,372
2011	21.915273	20.754378	-5.30%	5,971
2010	17.369292	21.915273	26.17%	7,248
2009	13.666982	17.369292	27.09%	5,188
2008	20.736007	13.666982	-34.09%	2,909
2007	21.588889	20.736007	-3.95%	7,978
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.379098	8.527895	15.57%	174
2015	9.327694	7.379098	-20.89%	181
2014*	10.000000	9.327694	-6.72%	196
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	19.841566	20.925913	5.47%	6,192
2015	21.564395	19.841566	-7.99%	6,569
2014	24.660268	21.564395	-12.55%	6,369
2013	20.379728	24.660268	21.00%	0
2012	17.517842	20.379728	16.34%	0
2011	19.920770	17.517842	-12.06%	0
2010	18.674542	19.920770	6.67%	0
2009	13.848383	18.674542	34.85%	0
2008	23.605325	13.848383	-41.33%	0
2007	20.779294	23.605325	13.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.184531	9.303556	1.30%	576
2015	9.753773	9.184531	-5.84%	462
2014	9.733945	9.753773	0.20%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.807077	11.095906	2.67%	0
2015	11.661174	10.807077	-7.32%	0
2014	11.400965	11.661174	2.28%	0
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.205891	9.994467	-2.07%	0
2015	10.183564	10.205891	0.22%	0
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.527137	14.583656	0.39%	0
2015	14.093885	14.527137	3.07%	0
2014	13.241411	14.093885	6.44%	0
2013	9.625937	13.241411	37.56%	0
2012*	10.000000	9.625937	-3.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.129177	13.506692	11.36%	0
2015	12.877667	12.129177	-5.81%	0
2014	12.563216	12.877667	2.50%	0
2013	9.938515	12.563216	26.41%	0
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.766181	13.624054	-1.03%	0
2015	13.845782	13.766181	-0.57%	0
2014	13.065937	13.845782	5.97%	0
2013	9.720326	13.065937	34.42%	0
2012*	10.000000	9.720326	-2.80%	365
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	14.031260	13.452753	-4.12%	0
2015	15.558006	14.031260	-9.81%	0
2014	16.689770	15.558006	-6.78%	0
2013	13.554536	16.689770	23.13%	0
2012	11.558890	13.554536	17.27%	0
2011	12.658677	11.558890	-8.69%	0
2010	11.837444	12.658677	6.94%	0
2009*	10.000000	11.837444	18.37%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.826354	12.378099	14.33%	4,424
2015	11.767901	10.826354	-8.00%	4,786
2014	11.735716	11.767901	0.27%	4,997
2013	10.793279	11.735716	8.73%	5,123
2012*	10.000000	10.793279	7.93%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.642371	13.201472	4.42%	5,255
2015	13.636142	12.642371	-7.29%	9,152
2014	12.846881	13.636142	6.14%	8,205
2013	10.047642	12.846881	27.86%	8,412
2012*	10.000000	10.047642	0.48%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	22.984024	23.595162	2.66%	2,131
2015	23.262259	22.984024	-1.20%	2,209
2014	21.841141	23.262259	6.51%	1,254
2013	18.527280	21.841141	17.89%	1,330
2012	16.607932	18.527280	11.56%	1,401
2011	16.651767	16.607932	-0.26%	1,474
2010	15.651559	16.651767	6.39%	0
2009	12.665775	15.651559	23.57%	142
2008	15.334560	12.665775	-17.40%	0
2007	14.131476	15.334560	8.51%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.766197	9.823881	0.59%	0
2015*	10.000000	9.766197	-2.34%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	32.220910	32.322657	0.32%	0
2015	29.252806	32.220910	10.15%	0
2014	27.407642	29.252806	6.73%	0
2013	21.280441	27.407642	28.79%	0
2012	17.461218	21.280441	21.87%	0
2011	19.068241	17.461218	-8.43%	0
2010	18.198945	19.068241	4.78%	922
2009	12.666338	18.198945	43.68%	1,549
2008	23.114947	12.666338	-45.20%	3,043
2007	17.193769	23.114947	34.44%	2,579
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.671792	16.437551	12.04%	0
2015	14.248429	14.671792	2.97%	0
2014	13.242263	14.248429	7.60%	0
2013	9.939732	13.242263	33.23%	0
2012*	10.000000	9.939732	-0.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	26.144451	24.001567	-8.20%	209
2015	29.134916	26.144451	-10.26%	217
2014	33.685224	29.134916	-13.51%	872
2013	29.954850	33.685224	12.45%	1,344
2012	26.897782	29.954850	11.37%	1,327
2011	40.399054	26.897782	-33.42%	0
2010	32.839634	40.399054	23.02%	0
2009	18.636894	32.839634	76.21%	0
2008	39.649038	18.636894	-53.00%	0
2007	31.477434	39.649038	25.96%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.250773	8.617781	18.85%	0
2015	9.217400	7.250773	-21.34%	0
2014	9.822798	9.217400	-6.16%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.954253	-0.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.431862	13.309889	7.06%	0
2015	12.911061	12.431862	-3.71%	0
2014	14.184069	12.911061	-8.97%	0
2013	10.207292	14.184069	38.96%	0
2012*	10.000000	10.207292	2.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	26.762192	29.963096	11.96%	8,664
2015	27.453783	26.762192	-2.52%	9,912
2014	25.317220	27.453783	8.44%	11,943
2013	18.974532	25.317220	33.43%	13,837
2012	16.640806	18.974532	14.02%	17,228
2011	16.990082	16.640806	-2.06%	17,889
2010	15.524850	16.990082	9.44%	10,515
2009	12.884544	15.524850	20.49%	10,699
2008	19.469028	12.884544	-33.82%	463
2007	18.390788	19.469028	5.86%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.466300	15.804161	2.18%	0
2015	14.783438	15.466300	4.62%	0
2014	14.855551	14.783438	-0.49%	0
2013	11.828295	14.855551	25.59%	0
2012	10.369104	11.828295	14.07%	0
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.716533	10.120059	4.15%	415
2015*	10.000000	9.716533	-2.83%	449
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	12.539528	13.062532	4.17%	1,200
2015	12.850372	12.539528	-2.42%	1,200
2014	12.140796	12.850372	5.84%	1,200
2013	12.410211	12.140796	-2.17%	1,200
2012	11.550641	12.410211	7.44%	974
2011	11.136196	11.550641	3.72%	984
2010	10.590879	11.136196	5.15%	1,043
2009	9.840028	10.590879	7.63%	919
2008	11.167683	9.840028	-11.89%	13,474
2007	10.787340	11.167683	3.53%	23,255

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	21.392712	23.278754	8.82%	0
2015	21.999148	21.392712	-2.76%	0
2014	21.728819	21.999148	1.24%	0
2013	24.201356	21.728819	-10.22%	0
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
2010	18.371286	19.838457	7.99%	0
2009	14.348989	18.371286	28.03%	0
2008	17.151690	14.348989	-16.34%	0
2007	16.384383	17.151690	4.68%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.209095	9.287187	13.13%	0
2015*	10.000000	8.209095	-17.91%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.169788	16.570403	9.23%	0
2015	16.606704	15.169788	-8.65%	0
2014	17.232436	16.606704	-3.63%	0
2013	13.275050	17.232436	29.81%	0
2012	11.002007	13.275050	20.66%	0
2011	11.283324	11.002007	-2.49%	0
2010*	10.000000	11.283324	12.83%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.845233	24.658730	18.29%	2,121
2015	22.168908	20.845233	-5.97%	2,203
2014	19.946708	22.168908	11.14%	2,329
2013	15.394976	19.946708	29.57%	2,458
2012	13.671001	15.394976	12.61%	2,590
2011	13.825581	13.671001	-1.12%	2,432
2010	12.417195	13.825581	11.34%	2,482
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.208866	15.240492	7.26%	43,800
2015	14.299178	14.208866	-0.63%	45,724
2014	13.840957	14.299178	3.31%	45,097
2013	11.409307	13.840957	21.31%	66,238
2012	10.020388	11.409307	13.86%	79,558
2011	10.089236	10.020388	-0.68%	71,944
2010	9.153218	10.089236	10.23%	76,297
2009	7.537242	9.153218	21.44%	78,045
2008	10.907812	7.537242	-30.90%	72,056
2007	10.444700	10.907812	4.43%	34,186

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.265560	11.379622	1.01%	8,269
2015	11.475254	11.265560	-1.83%	8,674
2014	11.108794	11.475254	3.30%	8,839
2013	11.587676	11.108794	-4.13%	12,737
2012	11.219328	11.587676	3.28%	15,456
2011	10.783999	11.219328	4.04%	9,985
2010	10.339936	10.783999	4.29%	11,967
2009	9.369657	10.339936	10.36%	14,450
2008	10.565011	9.369657	-11.31%	14,817
2007	10.426790	10.565011	1.33%	18,872
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.855794	15.632004	-1.41%	2,059
2015	15.124041	15.855794	4.84%	2,261
2014	15.092915	15.124041	0.21%	2,467
2013	11.923253	15.092915	26.58%	2,770
2012	9.925368	11.923253	20.13%	6,184
2011	11.121844	9.925368	-10.76%	5,939
2010	10.154988	11.121844	9.52%	3,692
2009	7.288016	10.154988	39.34%	4,076
2008	12.070327	7.288016	-39.62%	3,824
2007	10.726774	12.070327	12.53%	6,841
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	15.145964	16.255186	7.32%	8,962
2015	14.462710	15.145964	4.72%	2,760
2014	13.600737	14.462710	6.34%	2,407
2013	10.664096	13.600737	27.54%	1,325
2012	9.231445	10.664096	15.52%	1,391
2011	9.842687	9.231445	-6.21%	0
2010	8.462921	9.842687	16.30%	0
2009	6.197142	8.462921	36.56%	0
2008	11.289658	6.197142	-45.11%	11,010
2007	10.254148	11.289658	10.10%	11,994
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	13.101235	14.321589	9.31%	6,855
2015	13.171150	13.101235	-0.53%	6,921
2014	12.143349	13.171150	8.46%	6,964
2013	9.280938	12.143349	30.84%	12,971
2012	8.057376	9.280938	15.19%	17,338
2011	8.375360	8.057376	-3.80%	4,279
2010	7.669690	8.375360	9.20%	4,810
2009	5.964017	7.669690	28.60%	14,526
2008	9.786217	5.964017	-39.06%	14,473
2007*	10.000000	9.786217	-2.14%	1,343

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	22.675525	26.235044	15.70%	3,573
2015	24.650395	22.675525	-8.01%	4,073
2014	22.998312	24.650395	7.18%	6,370
2013	17.274269	22.998312	33.14%	6,658
2012	14.856263	17.274269	16.28%	7,444
2011	15.492312	14.856263	-4.11%	7,584
2010	13.637622	15.492312	13.60%	5,852
2009	10.804956	13.637622	26.22%	3,473
2008	17.490950	10.804956	-38.23%	4,356
2007	18.252744	17.490950	-4.17%	18,034
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.265636	9.389012	1.33%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.943577	11.995258	9.61%	0
2015	11.484322	10.943577	-4.71%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.778967	11.537110	7.03%	0
2015	11.150671	10.778967	-3.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	19.109692	21.466863	12.33%	1,541
2015	19.940363	19.109692	-4.17%	1,434
2014	19.760630	19.940363	0.91%	995
2013	18.755489	19.760630	5.36%	0
2012	16.639082	18.755489	12.72%	81
2011	16.287204	16.639082	2.16%	81
2010	14.627741	16.287204	11.34%	81
2009	10.181901	14.627741	43.66%	81
2008	14.369521	10.181901	-29.14%	98
2007	14.160558	14.369521	1.48%	156
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.539184	14.010264	11.73%	0
2015	12.896912	12.539184	-2.77%	0
2014	12.299836	12.896912	4.85%	0
2013	8.708625	12.299836	41.24%	0
2012	7.575239	8.708625	14.96%	0
2011	8.713869	7.575239	-13.07%	0
2010	7.674674	8.713869	13.54%	1,869
2009	5.098914	7.674674	50.52%	1,242
2008*	10.000000	5.098914	-49.01%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.543528	15.758195	8.35%	8,824
2015	14.842112	14.543528	-2.01%	10,311
2014	13.648971	14.842112	8.74%	12,305
2013	10.011241	13.648971	36.34%	14,142
2012	9.134578	10.011241	9.60%	18,765
2011	9.596199	9.134578	-4.81%	19,295
2010	7.892510	9.596199	21.59%	9,011
2009	6.110181	7.892510	29.17%	17,880
2008*	10.000000	6.110181	-38.90%	23,998
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.165795	12.972949	6.63%	0
2015	12.584344	12.165795	-3.33%	2,143
2014	12.238624	12.584344	2.82%	2,249
2013	9.606118	12.238624	27.40%	2,351
2012	8.404994	9.606118	14.29%	2,441
2011	9.123333	8.404994	-7.87%	2,537
2010	8.065347	9.123333	13.12%	40,446
2009	6.344226	8.065347	27.13%	49,020
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.107042	12.641582	4.42%	13,132
2015	12.435649	12.107042	-2.64%	25,881
2014	12.117125	12.435649	2.63%	26,915
2013	10.739944	12.117125	12.82%	27,705
2012	9.827937	10.739944	9.28%	42,061
2011	10.123577	9.827937	-2.92%	14,839
2010	9.318454	10.123577	8.64%	3,161
2009	7.903416	9.318454	17.90%	3,561
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.304774	12.994971	5.61%	0
2015	12.673240	12.304774	-2.91%	9,449
2014	12.301449	12.673240	3.02%	24,442
2013	10.310816	12.301449	19.31%	6,101
2012	9.220877	10.310816	11.82%	6,101
2011	9.705119	9.220877	-4.99%	6,101
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.451654	11.788755	2.94%	8,404
2015	11.723899	11.451654	-2.32%	9,004
2014	11.529829	11.723899	1.68%	4,628
2013	11.166474	11.529829	3.25%	5,230
2012	10.556847	11.166474	5.77%	22,096
2011	10.578841	10.556847	-0.21%	24,820
2010	10.066259	10.578841	5.09%	18,597
2009	9.051407	10.066259	11.21%	16,659
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.237978	10.634430	3.87%	0
2015	10.871267	10.237978	-5.83%	0
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.180195	10.640101	4.52%	0
2015	10.876137	10.180195	-6.40%	0
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.234537	12.850669	5.04%	9,617
2015	12.567429	12.234537	-2.65%	25,657
2014	12.213602	12.567429	2.90%	26,548
2013	10.536222	12.213602	15.92%	27,464
2012	9.529175	10.536222	10.57%	28,473
2011	9.915082	9.529175	-3.89%	41,271
2010	9.047478	9.915082	9.59%	18,263
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.215941	12.933574	5.87%	0
2015	12.604625	12.215941	-3.08%	0
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	0
2012	8.885150	10.017858	12.75%	0
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.933614	12.447526	4.31%	960
2015	12.258239	11.933614	-2.65%	1,161
2014	11.968960	12.258239	2.42%	1,360
2013	10.934659	11.968960	9.46%	1,561
2012	10.098600	10.934659	8.28%	1,771
2011	10.290272	10.098600	-1.86%	1,994
2010	9.591116	10.290272	7.29%	2,223
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.790163	12.182745	3.33%	19,989
2015	12.088315	11.790163	-2.47%	16,044
2014	11.735766	12.088315	3.00%	18,075
2013	12.185985	11.735766	-3.69%	20,906
2012	11.522414	12.185985	5.76%	26,801
2011	11.021687	11.522414	4.54%	19,007
2010	10.489872	11.021687	5.07%	8,119
2009	9.817027	10.489872	6.85%	11,994
2008*	10.000000	9.817027	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.823240	13.039576	1.69%	0
2015	13.099503	12.823240	-2.11%	0
2014	12.692890	13.099503	3.20%	0
2013	13.169096	12.692890	-3.62%	0
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	1,614
2010	11.254404	11.972943	6.38%	0
2009	9.822838	11.254404	14.57%	0
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	24.763164	26.190423	5.76%	44
2015	30.042910	24.763164	-17.57%	45
2014	32.387391	30.042910	-7.24%	49
2013	32.773461	32.387391	-1.18%	0
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
2010	32.771708	37.379243	14.06%	0
2009	20.421084	32.771708	60.48%	0
2008	49.331720	20.421084	-58.60%	0
2007	34.532168	49.331720	42.86%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.564431	12.455646	-0.87%	8,638
2015	12.782639	12.564431	-1.71%	10,088
2014	12.422870	12.782639	2.90%	13,166
2013	13.158533	12.422870	-5.59%	17,369
2012	12.976355	13.158533	1.40%	28,489
2011	12.294754	12.976355	5.54%	19,936
2010	11.924444	12.294754	3.11%	19,219
2009	11.801052	11.924444	1.05%	35,169
2008	11.133461	11.801052	6.00%	51,796
2007	10.559563	11.133461	5.43%	31,271
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.450299	9.300210	-1.59%	96,022
2015	9.603961	9.450299	-1.60%	107,633
2014	9.760122	9.603961	-1.60%	143,312
2013	9.918820	9.760122	-1.60%	156,736
2012	10.080544	9.918820	-1.60%	186,072
2011	10.243993	10.080544	-1.60%	225,911
2010	10.410549	10.243993	-1.60%	203,881
2009	10.575386	10.410549	-1.56%	91,735
2008	10.531068	10.575386	0.42%	36,478
2007	10.213733	10.531068	3.11%	15,462
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.340239	8.259168	-0.97%	0
2015	8.757950	8.340239	-4.77%	0
2014	8.964887	8.757950	-2.31%	0
2013	7.749583	8.964887	15.68%	0
2012	6.835126	7.749583	13.38%	0
2011	7.717855	6.835126	-11.44%	10,658
2010	6.940738	7.717855	11.20%	10,658
2009	5.448853	6.940738	27.38%	10,658
2008*	10.000000	5.448853	-45.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.301580	9.201033	-1.08%	0
2015	9.585993	9.301580	-2.97%	0
2014	10.384440	9.585993	-7.69%	0
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	0
2007	10.846210	11.673690	7.63%	4,631

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	23.376838	25.181788	7.72%	15,760
2015	23.996480	23.376838	-2.58%	24,437
2014	23.228642	23.996480	3.31%	16,258
2013	18.551422	23.228642	25.21%	13,395
2012	16.266809	18.551422	14.04%	20,401
2011	17.207273	16.266809	-5.47%	17,486
2010	15.255212	17.207273	12.80%	19,428
2009	12.187565	15.255212	25.17%	19,426
2008	19.611669	12.187565	-37.86%	6,237
2007	18.811454	19.611669	4.25%	18,025
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	15.001263	15.692285	4.61%	35,106
2015	15.271717	15.001263	-1.77%	35,515
2014	14.839596	15.271717	2.91%	33,074
2013	13.296005	14.839596	11.61%	33,484
2012	12.353220	13.296005	7.63%	12,394
2011	12.443560	12.353220	-0.73%	17,147
2010	11.515622	12.443560	8.06%	6,052
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	17.074860	18.102804	6.02%	6,368
2015	17.445293	17.074860	-2.12%	6,445
2014	16.850710	17.445293	3.53%	6,523
2013	14.330900	16.850710	17.58%	6,598
2012	12.975019	14.330900	10.45%	6,672
2011	13.310100	12.975019	-2.52%	6,751
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.733797	14.090882	2.60%	10,883
2015	13.920261	13.733797	-1.34%	10,976
2014	13.616857	13.920261	2.23%	11,844
2013	13.200453	13.616857	3.15%	11,925
2012	12.755443	13.200453	3.49%	11,990
2011	12.593285	12.755443	1.29%	12,061
2010	12.085834	12.593285	4.20%	2,036
2009	11.259468	12.085834	7.34%	2,045
2008	12.175906	11.259468	-7.53%	30,408
2007	11.743052	12.175906	3.69%	30,008
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.212099	10.622731	4.02%	0
2015	10.725804	10.212099	-4.79%	0
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.148841	10.681078	5.24%	0
2015	10.738592	10.148841	-5.49%	0
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	18.787779	19.808585	5.43%	249,197
2015	19.157395	18.787779	-1.93%	288,264
2014	18.509872	19.157395	3.50%	320,169
2013	16.128952	18.509872	14.76%	339,895
2012	14.792455	16.128952	9.03%	400,485
2011	15.038547	14.792455	-1.64%	488,647
2010	13.779143	15.038547	9.14%	285,787
2009	11.754010	13.779143	17.23%	265,221
2008	15.552908	11.754010	-24.43%	257,961
2007	14.960495	15.552908	3.96%	288,416
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	21.462451	22.911274	6.75%	29,824
2015	21.971809	21.462451	-2.32%	44,474
2014	21.274489	21.971809	3.28%	52,215
2013	17.666886	21.274489	20.42%	62,456
2012	15.783031	17.666886	11.94%	74,579
2011	16.387640	15.783031	-3.69%	77,578
2010	14.759653	16.387640	11.03%	128,688
2009	12.058324	14.759653	22.40%	90,787
2008	17.861621	12.058324	-32.49%	102,902
2007	17.101815	17.861621	4.44%	133,064
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	16.341968	16.998314	4.02%	37,913
2015	16.612778	16.341968	-1.63%	40,203
2014	16.118956	16.612778	3.06%	43,306
2013	14.825135	16.118956	8.73%	50,554
2012	13.945554	14.825135	6.31%	59,645
2011	13.885416	13.945554	0.43%	57,827
2010	13.003655	13.885416	6.78%	49,096
2009	11.535373	13.003655	12.73%	61,178
2008	13.798951	11.535373	-16.40%	94,571
2007	13.248273	13.798951	4.16%	62,367
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.753747	23.135026	1.68%	6,972
2015	22.059889	22.753747	3.15%	7,051
2014	20.650430	22.059889	6.83%	10,854
2013	15.398590	20.650430	34.11%	12,856
2012	13.215069	15.398590	16.52%	14,163
2011	13.773149	13.215069	-4.05%	20,176
2010	12.898447	13.773149	6.78%	29,145
2009*	10.000000	12.898447	28.98%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.552209	10.203256	6.82%	0
2015	9.930687	9.552209	-3.81%	0
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.978700	10.805847	8.29%	1,068
2015	10.126626	9.978700	-1.46%	856
2014*	10.000000	10.126626	1.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	32.221668	38.140840	18.37%	516
2015	33.597035	32.221668	-4.09%	517
2014	31.203815	33.597035	7.67%	517
2013	23.834214	31.203815	30.92%	517
2012	20.619756	23.834214	15.59%	3,580
2011	21.501436	20.619756	-4.10%	3,687
2010	17.314144	21.501436	24.18%	1,075
2009	12.866511	17.314144	34.57%	1,075
2008	20.580401	12.866511	-37.48%	1,076
2007	19.446772	20.580401	5.83%	3,566
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	14.435943	15.433929	6.91%	1,363
2015	15.107336	14.435943	-4.44%	1,575
2014	14.779017	15.107336	2.22%	1,769
2013	15.190129	14.779017	-2.71%	813
2012	13.753001	15.190129	10.45%	847
2011	13.241444	13.753001	3.86%	884
2010	12.168368	13.241444	8.82%	926
2009	9.942246	12.168368	22.39%	963
2008	12.216298	9.942246	-18.61%	1,561
2007	11.867168	12.216298	2.94%	1,905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.384934	9.966622	-4.03%	8,909
2015	10.623347	10.384934	-2.24%	10,340
2014	10.944064	10.623347	-2.93%	12,053
2013	9.185849	10.944064	19.14%	13,593
2012	8.081307	9.185849	13.67%	15,955
2011	9.086965	8.081307	-11.07%	18,472
2010	8.114390	9.086965	11.99%	10,121
2009	6.058679	8.114390	33.93%	16,749
2008*	10.000000	6.058679	-39.41%	18,089

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	14.202581	14.672159	3.31%	6,233
2015	15.248707	14.202581	-6.86%	5,880
2014	17.157025	15.248707	-11.12%	5,642
2013	14.403929	17.157025	19.11%	0
2012	12.506538	14.403929	15.17%	0
2011	15.205367	12.506538	-17.75%	0
2010	14.592263	15.205367	4.20%	0
2009	11.450634	14.592263	27.44%	0
2008	21.743316	11.450634	-47.34%	0
2007	21.516083	21.743316	1.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.392141	14.444342	0.36%	5,598
2015	14.182311	14.392141	1.48%	6,294
2014	13.085001	14.182311	8.39%	7,227
2013	9.893093	13.085001	32.26%	7,793
2012	8.657050	9.893093	14.28%	9,254
2011	9.091405	8.657050	-4.78%	9,386
2010	8.009068	9.091405	13.51%	5,489
2009	6.292346	8.009068	27.28%	10,825
2008*	10.000000	6.292346	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.791946	14.607626	14.19%	0
2015	13.462609	12.791946	-4.98%	1,441
2014	12.410294	13.462609	8.48%	1,718
2013	9.340331	12.410294	32.87%	1,718
2012	8.072481	9.340331	15.71%	1,871
2011	8.735710	8.072481	-7.59%	1,871
2010	7.874053	8.735710	10.94%	1,872
2009	6.280491	7.874053	25.37%	1,872
2008*	10.000000	6.280491	-37.20%	151
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.933674	14.541635	4.36%	4,974
2015	14.209370	13.933674	-1.94%	5,730
2014	13.922552	14.209370	2.06%	6,896
2013	10.207959	13.922552	36.39%	7,653
2012	9.049132	10.207959	12.81%	10,197
2011	9.624361	9.049132	-5.98%	10,635
2010	7.733736	9.624361	24.45%	6,687
2009	6.202867	7.733736	24.68%	11,106
2008*	10.000000	6.202867	-37.97%	7,610

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.332646	18.899743	15.72%	4,219
2015	17.091435	16.332646	-4.44%	5,077
2014	14.843036	17.091435	15.15%	5,965
2013	11.117741	14.843036	33.51%	7,021
2012	9.711509	11.117741	14.48%	9,440
2011	10.103648	9.711509	-3.88%	9,246
2010	8.582814	10.103648	17.72%	5,983
2009	6.685366	8.582814	28.38%	8,316
2008*	10.000000	6.685366	-33.15%	13,302
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	22.041440	23.437524	6.33%	0
2015	22.281846	22.041440	-1.08%	0
2014	22.083646	22.281846	0.90%	0
2013	15.590460	22.083646	41.65%	0
2012	14.010209	15.590460	11.28%	60
2011	14.361230	14.010209	-2.44%	60
2010	11.665889	14.361230	23.10%	60
2009	9.321418	11.665889	25.15%	60
2008	17.719173	9.321418	-47.39%	60
2007	16.446395	17.719173	7.74%	95
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	30.903389	38.199668	23.61%	0
2015	33.513737	30.903389	-7.79%	0
2014	31.900538	33.513737	5.06%	0
2013	23.152434	31.900538	37.78%	0
2012	19.558424	23.152434	18.38%	0
2011	21.022225	19.558424	-6.96%	1,397
2010	16.891763	21.022225	24.45%	0
2009	13.639292	16.891763	23.85%	0
2008	20.474906	13.639292	-33.39%	0
2007	22.431312	20.474906	-8.72%	74
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	28.514738	34.385474	20.59%	0
2015	29.538217	28.514738	-3.46%	0
2014	29.852578	29.538217	-1.05%	0
2013	21.584842	29.852578	38.30%	0
2012	19.037780	21.584842	13.38%	0
2011	20.538617	19.037780	-7.31%	0
2010	16.700576	20.538617	22.98%	2,739
2009	12.625283	16.700576	32.28%	109
2008	20.814123	12.625283	-39.34%	3,116
2007	20.761119	20.814123	0.26%	4,797

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	21.670555	23.704189	9.38%	5,699
2015	21.878120	21.670555	-0.95%	6,611
2014	19.884247	21.878120	10.03%	7,950
2013	15.450290	19.884247	28.70%	9,105
2012	13.792245	15.450290	12.02%	11,673
2011	13.963239	13.792245	-1.22%	12,698
2010	12.532874	13.963239	11.41%	5,696
2009	10.144166	12.532874	23.55%	10,083
2008	17.656561	10.144166	-42.55%	13,908
2007	16.632365	17.656561	6.16%	19,445
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.892526	13.597376	5.47%	11,397
2015	13.888310	12.892526	-7.17%	12,334
2014	10.974612	13.888310	26.55%	12,883
2013	10.859827	10.974612	1.06%	13,231
2012	9.548921	10.859827	13.73%	4,942
2011	9.142631	9.548921	4.44%	7,967
2010	7.156887	9.142631	27.75%	16,381
2009	5.572806	7.156887	28.43%	5,970
2008*	10.000000	5.572806	-44.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.903330	14.144470	9.62%	926
2015	12.990655	12.903330	-0.67%	1,213
2014	11.675089	12.990655	11.27%	1,557
2013*	10.000000	11.675089	16.75%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.134303	10.221076	0.86%	951
2015	10.334346	10.134303	-1.94%	1,304
2014	10.450771	10.334346	-1.11%	1,519
2013	10.609527	10.450771	-1.50%	1,142
2012	10.415485	10.609527	1.86%	1,257
2011	10.448755	10.415485	-0.32%	4,984
2010	10.367761	10.448755	0.78%	4,984
2009	9.836967	10.367761	5.40%	91
2008*	10.000000	9.836967	-1.63%	17,749
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.078820	14.366826	18.94%	160
2015	12.905266	12.078820	-6.40%	210
2014	12.544163	12.905266	2.88%	261
2013*	10.000000	12.544163	25.44%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.816837	13.747984	-0.50%	8,242
2015	14.611837	13.816837	-5.44%	9,072
2014	16.166548	14.611837	-9.62%	9,760
2013	13.680366	16.166548	18.17%	9,953
2012	11.628298	13.680366	17.65%	12,136
2011	13.493927	11.628298	-13.83%	14,015
2010	12.894893	13.493927	4.65%	6,967
2009*	10.000000	12.894893	28.95%	11,693
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	13.319473	12.868935	-3.38%	0
2015	13.332342	13.319473	-0.10%	0
2014	14.007784	13.332342	-4.82%	0
2013	12.080963	14.007784	15.95%	0
2012	10.362834	12.080963	16.58%	0
2011	12.012443	10.362834	-13.73%	0
2010	10.004976	12.012443	20.06%	0
2009	7.558969	10.004976	32.36%	0
2008	14.342309	7.558969	-47.30%	0
2007	14.123012	14.342309	1.55%	17,603
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	29.330103	30.063241	2.50%	0
2015	29.513430	29.330103	-0.62%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	10.162021	10.121807	-0.40%	21,962
2015	10.308321	10.162021	-1.42%	16,625
2014	10.412426	10.308321	-1.00%	18,632
2013	10.516856	10.412426	-0.99%	22,554
2012	10.217747	10.516856	2.93%	29,423
2011	10.353523	10.217747	-1.31%	17,685
2010	9.993690	10.353523	3.60%	9,362
2009	8.961825	9.993690	11.51%	12,909
2008	10.520337	8.961825	-14.81%	20,307
2007	10.205378	10.520337	3.09%	36,033
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	23.757299	25.683801	8.11%	0
2015	24.256053	23.757299	-2.06%	0
2014	22.331964	24.256053	8.62%	0
2013	16.492999	22.331964	35.40%	0
2012	15.103511	16.492999	9.20%	0
2011	15.836435	15.103511	-4.63%	0
2010	13.099765	15.836435	20.89%	0
2009	10.129439	13.099765	29.32%	0
2008	16.999583	10.129439	-40.41%	0
2007	16.055160	16.999583	5.88%	27,248

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	30.090800	29.564137	-1.75%	1,449
2015	29.496880	30.090800	2.01%	2,310
2014	29.372625	29.496880	0.42%	1,910
2013	23.505623	29.372625	24.96%	0
2012	19.750746	23.505623	19.01%	0
2011	21.942382	19.750746	-9.99%	0
2010	19.272506	21.942382	13.85%	0
2009	14.054712	19.272506	37.12%	0
2008	23.938117	14.054712	-41.29%	0
2007	22.934794	23.938117	4.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.625427	10.065245	4.57%	0
2015	10.031931	9.625427	-4.05%	309
2014	9.947216	10.031931	0.85%	368
2013	10.146203	9.947216	-1.96%	368
2012*	10.000000	10.146203	1.46%	368
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.146919	8.756554	-4.27%	450
2015	9.015644	9.146919	1.46%	561
2014*	10.000000	9.015644	-9.84%	672
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	23.566334	25.810440	9.52%	8,349
2015	23.227876	23.566334	1.46%	10,407
2014	21.381734	23.227876	8.63%	12,134
2013	16.531856	21.381734	29.34%	14,928
2012	14.408177	16.531856	14.74%	17,412
2011	14.688167	14.408177	-1.91%	18,928
2010	12.887321	14.688167	13.97%	12,510
2009	10.232409	12.887321	25.95%	16,584
2008	16.943761	10.232409	-39.61%	20,448
2007	16.534344	16.943761	2.48%	25,885
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	32.533439	37.671968	15.79%	551
2015	35.207989	32.533439	-7.60%	568
2014	32.045669	35.207989	9.87%	625
2013	23.158650	32.045669	38.37%	728
2012	20.001744	23.158650	15.78%	809
2011	20.822521	20.001744	-3.94%	869
2010	17.196075	20.822521	21.09%	958
2009	12.766925	17.196075	34.69%	1,284
2008	20.928584	12.766925	-39.00%	4,148
2007	21.571062	20.928584	-2.98%	5,192

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.225722	10.250117	11.10%	219
2015	10.324354	9.225722	-10.64%	0
2014	10.444724	10.324354	-1.15%	0
2013	10.602967	10.444724	-1.49%	0
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.758631	9.757685	11.41%	0
2015	9.116675	8.758631	-3.93%	0
2014	9.136582	9.116675	-0.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.689839	10.824681	1.26%	0
2015	11.703429	10.689839	-8.66%	0
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	0
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	4,731
2009*	10.000000	10.848770	8.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.226438	11.191469	-0.31%	6,762
2015	11.385207	11.226438	-1.39%	7,317
2014	11.484399	11.385207	-0.86%	9,547
2013	11.698304	11.484399	-1.83%	16,377
2012	11.242559	11.698304	4.05%	26,556
2011	11.310867	11.242559	-0.60%	16,431
2010	10.928078	11.310867	3.50%	11,739
2009*	10.000000	10.928078	9.28%	5,156
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.094215	0.94%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.491897	10.591226	0.95%	1,635
2015	10.626842	10.491897	-1.27%	1,637
2014	10.367567	10.626842	2.50%	1,640
2013	10.756996	10.367567	-3.62%	4,254
2012	9.983857	10.756996	7.74%	31,181
2011*	10.000000	9.983857	-0.16%	23,147

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	18.529794	20.972417	13.18%	0
2015	20.364072	18.529794	-9.01%	0
2014	18.689277	20.364072	8.96%	0
2013	13.998668	18.689277	33.51%	0
2012	11.941532	13.998668	17.23%	0
2011	12.725984	11.941532	-6.16%	0
2010	11.307063	12.725984	12.55%	0
2009	8.851975	11.307063	27.73%	0
2008	14.674939	8.851975	-39.68%	0
2007	15.873489	14.674939	-7.55%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.327097	3.27%	290
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	17.518996	16.816501	-4.01%	134
2015	17.778957	17.518996	-1.46%	134
2014	19.381728	17.778957	-8.27%	135
2013	15.379563	19.381728	26.02%	135
2012	12.820437	15.379563	19.96%	135
2011	15.684717	12.820437	-18.26%	135
2010	14.487090	15.684717	8.27%	135
2009	11.812774	14.487090	22.64%	135
2008	21.419267	11.812774	-44.85%	136
2007	20.088657	21.419267	6.62%	136
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	31.184755	27.398763	-12.14%	0
2015	28.177929	31.184755	10.67%	0
2014	21.822141	28.177929	29.13%	0
2013	14.734130	21.822141	48.11%	988
2012	11.430744	14.734130	28.90%	988
2011	10.523301	11.430744	8.62%	988
2010*	10.000000	10.523301	5.23%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.508765	7.790347	41.42%	0
2015	8.412079	5.508765	-34.51%	0
2014	10.567866	8.412079	-20.40%	0
2013	9.716203	10.567866	8.77%	0
2012*	10.000000	9.716203	-2.84%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.411695	7.637256	41.13%	0
2015	8.286172	5.411695	-34.69%	0
2014	10.441073	8.286172	-20.64%	0
2013	9.620384	10.441073	8.53%	0
2012*	10.000000	9.620384	-3.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	19.232380	19.662731	2.24%	0
2015	20.173304	19.232380	-4.66%	0
2014	18.603822	20.173304	8.44%	0
2013	14.116633	18.603822	31.79%	0
2012	12.338166	14.116633	14.41%	0
2011	13.457148	12.338166	-8.32%	0
2010	12.173121	13.457148	10.55%	2,445
2009	9.736275	12.173121	25.03%	2,445
2008	15.925219	9.736275	-38.86%	2,445
2007	14.720560	15.925219	8.18%	2,445
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	17.278545	18.307079	5.95%	0
2015	17.342899	17.278545	-0.37%	0
2014	14.928974	17.342899	16.17%	0
2013	12.682077	14.928974	17.72%	0
2012	11.402508	12.682077	11.22%	0
2011	10.881786	11.402508	4.79%	0
2010	9.761367	10.881786	11.48%	0
2009	8.592173	9.761367	13.61%	0
2008	12.318477	8.592173	-30.25%	0
2007	11.636014	12.318477	5.87%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.457309	19.246095	-1.09%	0
2015	19.511458	19.457309	-0.28%	499
2014	19.090964	19.511458	2.20%	1,053
2013	13.869773	19.090964	37.64%	1,602
2012	11.708391	13.869773	18.46%	2,311
2011	12.596383	11.708391	-7.05%	2,435
2010*	10.000000	12.596383	25.96%	2,545
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	22.124780	23.458347	6.03%	0
2015	23.151933	22.124780	-4.44%	0
2014	23.978696	23.151933	-3.45%	0
2013	16.220645	23.978696	47.83%	0
2012	15.282160	16.220645	6.14%	0
2011	16.278442	15.282160	-6.12%	0
2010	13.049273	16.278442	24.75%	4,947
2009	8.687827	13.049273	50.20%	0
2008	15.073171	8.687827	-42.36%	0
2007	13.460593	15.073171	11.98%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	23.842941	26.046688	9.24%	0
2015	23.901939	23.842941	-0.25%	0
2014	22.237027	23.901939	7.49%	0
2013	16.798786	22.237027	32.37%	0
2012	14.568916	16.798786	15.31%	926
2011	13.965093	14.568916	4.32%	926
2010	12.588102	13.965093	10.94%	1,311
2009	10.635157	12.588102	18.36%	3,060
2008	18.234239	10.635157	-41.67%	7,049
2007	17.682415	18.234239	3.12%	7,681
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	31.612211	38.800587	22.74%	2,242
2015	34.083346	31.612211	-7.25%	2,313
2014	31.809470	34.083346	7.15%	2,326
2013	23.498981	31.809470	35.37%	2,480
2012	20.169062	23.498981	16.51%	2,110
2011	22.441763	20.169062	-10.13%	2,545
2010	18.025144	22.441763	24.50%	2,895
2009	12.847226	18.025144	40.30%	2,743
2008	20.330966	12.847226	-36.81%	1,453
2007	20.362893	20.330966	-0.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.828321	13.170800	2.67%	18,681
2015	13.373647	12.828321	-4.08%	21,361
2014	13.163643	13.373647	1.60%	23,158
2013	14.624601	13.163643	-9.99%	27,432
2012	13.847781	14.624601	5.61%	25,334
2011	12.599605	13.847781	9.91%	24,708
2010	12.187068	12.599605	3.39%	24,227
2009	11.243069	12.187068	8.40%	33,053
2008	11.616236	11.243069	-3.21%	35,468
2007	10.787966	11.616236	7.68%	22,568

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	22.211786	24.729917	11.34%	0
2015	24.012996	22.211786	-7.50%	0
2014	21.735513	24.012996	10.48%	0
2013	16.311980	21.735513	33.25%	0
2012	14.491214	16.311980	12.56%	0
2011	14.324589	14.491214	1.16%	0
2010	12.791734	14.324589	11.98%	0
2009	11.043504	12.791734	15.83%	0
2008	17.203758	11.043504	-35.81%	739
2007	17.570143	17.203758	-2.09%	739
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	22.178321	26.768908	20.70%	4,253
2015	22.912332	22.178321	-3.20%	4,268
2014	20.042136	22.912332	14.32%	6,120
2013	15.687623	20.042136	27.76%	6,272
2012	13.724321	15.687623	14.31%	5,461
2011	14.072724	13.724321	-2.48%	5,187
2010	12.026450	14.072724	17.01%	3,922
2009	9.420649	12.026450	27.66%	4,867
2008	12.688800	9.420649	-25.76%	9,972
2007	13.223600	12.688800	-4.04%	16,277
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.636371	14.943288	2.10%	7,803
2015	15.032422	14.636371	-2.63%	9,536
2014	14.994880	15.032422	0.25%	7,514
2013	13.325434	14.994880	12.53%	1,063
2012	12.321456	13.325434	8.15%	2,384
2011	13.000998	12.321456	-5.23%	2,384
2010	12.043434	13.000998	7.95%	0
2009*	10.000000	12.043434	20.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.663635	15.037823	28.93%	241
2015	12.678662	11.663635	-8.01%	242
2014	12.205609	12.678662	3.88%	242
2013*	10.000000	12.205609	22.06%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.415622	11.801561	13.31%	7,232
2015	10.863731	10.415622	-4.12%	8,343
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	32.320437	39.966989	23.66%	2,997
2015	33.646506	32.320437	-3.94%	2,936
2014	32.544252	33.646506	3.39%	3,713
2013	23.515604	32.544252	38.39%	4,290
2012	20.658938	23.515604	13.83%	4,518
2011	20.887287	20.658938	-1.09%	5,162
2010	16.878256	20.887287	23.75%	6,238
2009	13.726260	16.878256	22.96%	1,033
2008	20.202242	13.726260	-32.06%	724
2007	20.678506	20.202242	-2.30%	322
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	24.184602	26.508097	9.61%	1,838
2015	24.378637	24.184602	-0.80%	2,365
2014	21.915734	24.378637	11.24%	1,946
2013	16.919025	21.915734	29.53%	2,157
2012	14.898131	16.919025	13.56%	4,502
2011	14.906019	14.898131	-0.05%	10,290
2010	13.232351	14.906019	12.65%	21,804
2009	10.674260	13.232351	23.97%	24,809
2008	17.316115	10.674260	-38.36%	39,183
2007	16.771098	17.316115	3.25%	41,149
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	21.053590	22.287885	5.86%	3,151
2015	22.003955	21.053590	-4.32%	3,320
2014	20.749127	22.003955	6.05%	19,116
2013	17.460762	20.749127	18.83%	30,058
2012	16.120166	17.460762	8.32%	29,847
2011	15.072767	16.120166	6.95%	29,946
2010	13.321316	15.072767	13.15%	28,398
2009	11.081494	13.321316	20.21%	29,076
2008	16.032965	11.081494	-30.88%	29,650
2007	15.257937	16.032965	5.08%	30,189
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	18.786771	21.579891	14.87%	0
2015	19.596260	18.786771	-4.13%	0
2014	19.665158	19.596260	-0.35%	0
2013	13.490092	19.665158	45.77%	0
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0
2010	10.490067	13.496524	28.66%	0
2009	8.481035	10.490067	23.69%	0
2008	13.857955	8.481035	-38.80%	0
2007	15.883417	13.857955	-12.75%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.677776	10.370040	7.15%	865
2015	9.938750	9.677776	-2.63%	887
2014	10.047989	9.938750	-1.09%	1,328
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	14.701530	13.811740	-6.05%	0
2015	15.976164	14.701530	-7.98%	0
2014	16.463274	15.976164	-2.96%	0
2013	14.416376	16.463274	14.20%	0
2012	13.322947	14.416376	8.21%	0
2011	14.335746	13.322947	-7.06%	0
2010	12.898309	14.335746	11.14%	1,161
2009	11.578706	12.898309	11.40%	2,890
2008	16.739323	11.578706	-30.83%	11,626
2007	15.524848	16.739323	7.82%	12,920
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	13.318006	13.561470	1.83%	12,595
2015	13.601205	13.318006	-2.08%	13,362
2014	13.360071	13.601205	1.80%	16,041
2013	13.483014	13.360071	-0.91%	17,958
2012	12.526479	13.483014	7.64%	17,869
2011	12.487507	12.526479	0.31%	12,304
2010	11.725828	12.487507	6.50%	24,643
2009	9.922522	11.725828	18.17%	24,463
2008	10.913274	9.922522	-9.08%	21,818
2007	10.554827	10.913274	3.40%	19,494
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.618643	15.130089	3.50%	15,663
2015	14.943153	14.618643	-2.17%	17,184
2014	14.579871	14.943153	2.49%	15,983
2013	13.096219	14.579871	11.33%	17,143
2012	11.934095	13.096219	9.74%	29,677
2011	12.185958	11.934095	-2.07%	30,738
2010	11.009109	12.185958	10.69%	28,705
2009	9.030532	11.009109	21.91%	28,013
2008	12.270447	9.030532	-26.40%	15,510
2007	11.508159	12.270447	6.62%	12,567
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	15.168034	15.784115	4.06%	23,721
2015	15.493642	15.168034	-2.10%	25,536
2014	15.061455	15.493642	2.87%	20,798
2013	13.243470	15.061455	13.73%	26,281
2012	11.909512	13.243470	11.20%	28,242
2011	12.261133	11.909512	-2.87%	33,929
2010	10.904247	12.261133	12.44%	35,537
2009	8.624928	10.904247	26.43%	31,719
2008	13.050422	8.624928	-33.91%	27,499
2007	12.067730	13.050422	8.14%	14,277

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.817139	16.548446	4.62%	0
2015	16.168132	15.817139	-2.17%	0
2014	15.694928	16.168132	3.02%	0
2013	13.144174	15.694928	19.41%	357
2012	11.603570	13.144174	13.28%	454
2011	12.141367	11.603570	-4.43%	134
2010	10.652237	12.141367	13.98%	485
2009	8.256627	10.652237	29.01%	2,248
2008	13.578595	8.256627	-39.19%	3,742
2007	12.430320	13.578595	9.24%	1,769
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.410800	4.11%	15,628
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	13.131447	17.242820	31.31%	141
2015	16.848051	13.131447	-22.06%	304
2014	19.637967	16.848051	-14.21%	3,184
2013	16.083805	19.637967	22.10%	3,984
2012	15.615016	16.083805	3.00%	4,367
2011	16.747282	15.615016	-6.76%	10,649
2010	14.290426	16.747282	17.19%	11,802
2009	9.846095	14.290426	45.14%	11,982
2008	21.957844	9.846095	-55.16%	7,939
2007	15.330811	21.957844	43.23%	3,536
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	21.354259	24.722339	15.77%	7,454
2015	22.673548	21.354259	-5.82%	8,046
2014	21.251873	22.673548	6.69%	11,359
2013	16.904240	21.251873	25.72%	12,485
2012	14.684086	16.904240	15.12%	13,874
2011	14.832803	14.684086	-1.00%	24,946
2010	13.123762	14.832803	13.02%	44,735
2009	10.273769	13.123762	27.74%	58,462
2008	18.267085	10.273769	-43.76%	98,915
2007	18.341851	18.267085	-0.41%	113,484
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.235772	12.36%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	25.645772	25.362483	-1.10%	2,812
2015	24.391915	25.645772	5.14%	2,877
2014	22.340738	24.391915	9.18%	3,534
2013	16.702413	22.340738	33.76%	4,581
2012	14.845147	16.702413	12.51%	6,281
2011	15.098585	14.845147	-1.68%	10,651
2010	12.394179	15.098585	21.82%	27,401
2009	9.848087	12.394179	25.85%	32,395
2008	19.004321	9.848087	-48.18%	48,817
2007	15.257253	19.004321	24.56%	54,690
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	13.477057	13.848848	2.76%	132,102
2015	13.820605	13.477057	-2.49%	148,208
2014	13.305010	13.820605	3.88%	176,627
2013	13.813877	13.305010	-3.68%	203,349
2012	13.300838	13.813877	3.86%	204,517
2011	12.634498	13.300838	5.27%	126,647
2010	11.944844	12.634498	5.77%	163,384
2009	10.518145	11.944844	13.56%	223,042
2008	11.078071	10.518145	-5.05%	223,960
2007	10.822894	11.078071	2.36%	191,061
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	35.126163	38.667425	10.08%	22,746
2015	36.306858	35.126163	-3.25%	15,927
2014	34.815999	36.306858	4.28%	24,045
2013	26.054250	34.815999	33.63%	35,413
2012	23.124802	26.054250	12.67%	37,180
2011	26.374436	23.124802	-12.32%	44,461
2010	20.857274	26.374436	26.45%	81,784
2009	15.174819	20.857274	37.45%	65,690
2008	25.548950	15.174819	-40.60%	74,623
2007	22.524947	25.548950	13.43%	73,928
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	21.983658	20.482786	-6.83%	3,617
2015	21.639179	21.983658	1.59%	3,497
2014	23.992937	21.639179	-9.81%	0
2013	18.741566	23.992937	28.02%	0
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
2010	17.547585	19.472396	10.97%	0
2009	14.135600	17.547585	24.14%	0
2008	25.648120	14.135600	-44.89%	0
2007	22.281112	25.648120	15.11%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	29.127714	31.304688	7.47%	0
2015	30.592458	29.127714	-4.79%	0
2014	29.203666	30.592458	4.76%	198
2013	22.808749	29.203666	28.04%	731
2012	18.252309	22.808749	24.96%	955
2011	20.401827	18.252309	-10.54%	4,395
2010	16.419302	20.401827	24.26%	13,885
2009	10.623298	16.419302	54.56%	15,031
2008	22.174284	10.623298	-52.09%	15,975
2007	21.384742	22.174284	3.69%	16,859
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.406598	12.697613	11.32%	2,241
2015	12.366353	11.406598	-7.76%	2,799
2014	12.225632	12.366353	1.15%	4,378
2013	10.043302	12.225632	21.73%	5,524
2012	8.854528	10.043302	13.43%	4,391
2011	9.143771	8.854528	-3.16%	9,897
2010	8.432430	9.143771	8.44%	2,123
2009	6.582545	8.432430	28.10%	1,960
2008*	10.000000	6.582545	-34.17%	589
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.607542	15.260483	12.15%	80,530
2015	14.885982	13.607542	-8.59%	67,904
2014	14.467906	14.885982	2.89%	76,095
2013	12.910664	14.467906	12.06%	93,608
2012	11.653327	12.910664	10.79%	114,135
2011	11.572490	11.653327	0.70%	117,352
2010	10.443102	11.572490	10.81%	83,285
2009	7.830809	10.443102	33.36%	71,909
2008	11.319149	7.830809	-30.82%	38,978
2007	11.093323	11.319149	2.04%	25,242
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	23.466621	26.783162	14.13%	93
2015	24.763715	23.466621	-5.24%	99
2014	23.158997	24.763715	6.93%	33,808
2013	18.156779	23.158997	27.55%	46,143
2012	16.489655	18.156779	10.11%	48,002
2011	15.816861	16.489655	4.25%	65,365
2010	13.330123	15.816861	18.66%	94,956
2009	11.550423	13.330123	15.41%	109,530
2008	16.110330	11.550423	-28.30%	136,260
2007	16.834586	16.110330	-4.30%	146,558

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	29.039191	37.183505	28.05%	18,511
2015	31.881551	29.039191	-8.92%	20,828
2014	32.232450	31.881551	-1.09%	21,381
2013	24.055596	32.232450	33.99%	24,617
2012	20.660964	24.055596	16.43%	29,435
2011	21.827702	20.660964	-5.35%	22,886
2010	17.308677	21.827702	26.11%	23,507
2009	13.626214	17.308677	27.02%	38,715
2008	20.684706	13.626214	-34.12%	4,187
2007	21.546487	20.684706	-4.00%	4,796
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.372831	8.516336	15.51%	943
2015	9.324509	7.372831	-20.93%	1,049
2014*	10.000000	9.324509	-6.75%	883
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	19.712147	20.778890	5.41%	13,128
2015	21.434639	19.712147	-8.04%	14,075
2014	24.524357	21.434639	-12.60%	14,774
2013	20.277701	24.524357	20.94%	0
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	0
2010	18.609404	19.841210	6.62%	0
2009	13.807096	18.609404	34.78%	0
2008	23.546943	13.807096	-41.36%	0
2007	20.738490	23.546943	13.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.172095	9.286254	1.24%	6,142
2015	9.745520	9.172095	-5.88%	6,660
2014	9.730649	9.745520	0.15%	32,555
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.500023	14.549060	0.34%	0
2015	14.074725	14.500023	3.02%	0
2014	13.230134	14.074725	6.38%	134
2013	9.622621	13.230134	37.49%	135
2012*	10.000000	9.622621	-3.77%	135
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.106593	13.474707	11.30%	464
2015	12.860223	12.106593	-5.86%	477
2014	12.552587	12.860223	2.45%	462
2013	9.935147	12.552587	26.35%	472
2012*	10.000000	9.935147	-0.65%	521
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.740486	13.591719	-1.08%	1,159
2015	13.826971	13.740486	-0.63%	1,229
2014	13.054812	13.826971	5.91%	1,324
2013	9.716985	13.054812	34.35%	2,152
2012*	10.000000	9.716985	-2.83%	2,564
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.983784	13.400445	-4.17%	306
2015	15.513267	13.983784	-9.86%	352
2014	16.650245	15.513267	-6.83%	971
2013	13.529317	16.650245	23.07%	726
2012	11.543254	13.529317	17.21%	3,751
2011	12.647958	11.543254	-8.73%	3,786
2010	11.833436	12.647958	6.88%	12,228
2009*	10.000000	11.833436	18.33%	555
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.806205	12.348801	14.28%	9,582
2015	11.751983	10.806205	-8.05%	9,821
2014	11.725794	11.751983	0.22%	10,054
2013	10.789629	11.725794	8.68%	6,817
2012*	10.000000	10.789629	7.90%	4,794
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.618843	13.170218	4.37%	3,075
2015	13.617682	12.618843	-7.33%	3,088
2014	12.836009	13.617682	6.09%	6,035
2013	10.044239	12.836009	27.79%	4,586
2012*	10.000000	10.044239	0.44%	1,292

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	22.834107	23.429382	2.61%	0
2015	23.122276	22.834107	-1.25%	0
2014	21.720749	23.122276	6.45%	0
2013	18.434528	21.720749	17.83%	0
2012	16.533207	18.434528	11.50%	799
2011	16.585253	16.533207	-0.31%	799
2010	15.596971	16.585253	6.34%	3,865
2009	12.628010	15.596971	23.51%	3,423
2008	15.296614	12.628010	-17.45%	3,423
2007	14.103710	15.296614	8.46%	3,423
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.762875	9.815559	0.54%	0
2015*	10.000000	9.762875	-2.37%	333
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	32.010671	32.095490	0.26%	16,973
2015	29.076710	32.010671	10.09%	8,034
2014	27.256491	29.076710	6.68%	9,642
2013	21.173835	27.256491	28.73%	9,646
2012	17.382589	21.173835	21.81%	9,613
2011	18.992013	17.382589	-8.47%	12,421
2010	18.135409	18.992013	4.72%	15,099
2009	12.628535	18.135409	43.61%	16,684
2008	23.057716	12.628535	-45.23%	15,822
2007	17.159960	23.057716	34.37%	8,394
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.644397	16.398546	11.98%	0
2015	14.229062	14.644397	2.92%	0
2014	13.230980	14.229062	7.54%	0
2013	9.936310	13.230980	33.16%	0
2012*	10.000000	9.936310	-0.64%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	25.973819	23.832821	-8.24%	4,291
2015	28.959507	25.973819	-10.31%	3,723
2014	33.499463	28.959507	-13.55%	3,882
2013	29.804798	33.499463	12.40%	2,941
2012	26.776690	29.804798	11.31%	3,044
2011	40.237638	26.776690	-33.45%	0
2010	32.725021	40.237638	22.96%	0
2009	18.581296	32.725021	76.12%	0
2008	39.550946	18.581296	-53.02%	0
2007	31.415594	39.550946	25.90%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.240929	8.601727	18.79%	0
2015	9.209577	7.240929	-21.38%	0
2014	9.819462	9.209577	-6.21%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.408729	13.278389	7.01%	859
2015	12.893589	12.408729	-3.76%	872
2014	14.172082	12.893589	-9.02%	881
2013	10.203835	14.172082	38.89%	825
2012*	10.000000	10.203835	2.04%	493
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	26.587673	29.752621	11.90%	47,051
2015	27.288613	26.587673	-2.57%	54,293
2014	25.177682	27.288613	8.38%	68,277
2013	18.879545	25.177682	33.36%	86,392
2012	16.565938	18.879545	13.97%	95,131
2011	16.922218	16.565938	-2.11%	72,715
2010	15.470701	16.922218	9.38%	89,434
2009	12.846129	15.470701	20.43%	102,005
2008	19.420875	12.846129	-33.85%	23,005
2007	18.354658	19.420875	5.81%	16,152
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.421840	15.750743	2.13%	7,331
2015	14.748434	15.421840	4.57%	7,544
2014	14.827911	14.748434	-0.54%	3,107
2013	11.812291	14.827911	25.53%	2,728
2012	10.360352	11.812291	14.01%	2,649
2011	10.724430	10.360352	-3.39%	3,532
2010*	10.000000	10.724430	7.24%	704
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.712753	10.110997	4.10%	187
2015*	10.000000	9.712753	-2.87%	191
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	12.459017	12.972092	4.12%	3,499
2015	12.774356	12.459017	-2.47%	4,117
2014	12.075131	12.774356	5.79%	5,028
2013	12.349362	12.075131	-2.22%	5,163
2012	11.499870	12.349362	7.39%	4,986
2011	11.092882	11.499870	3.67%	4,801
2010	10.555041	11.092882	5.10%	12,195
2009	9.811712	10.555041	7.58%	12,531
2008	11.141221	9.811712	-11.93%	140,994
2007	10.767281	11.141221	3.47%	128,835

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	21.251855	23.113758	8.76%	0
2015	21.865411	21.251855	-2.81%	0
2014	21.607716	21.865411	1.19%	0
2013	24.078704	21.607716	-10.26%	0
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	0
2010	18.306051	19.757979	7.93%	0
2009	14.305301	18.306051	27.97%	0
2008	17.108171	14.305301	-16.38%	0
2007	16.351154	17.108171	4.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.130026	16.518590	9.18%	1,923
2015	16.571602	15.130026	-8.70%	1,923
2014	17.204761	16.571602	-3.68%	1,923
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0
2011	11.282380	10.995515	-2.54%	0
2010*	10.000000	11.282380	12.82%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.774734	24.562893	18.23%	27,702
2015	22.105173	20.774734	-6.02%	34,836
2014	19.899468	22.105173	11.08%	36,425
2013	15.366307	19.899468	29.50%	51,256
2012	13.652497	15.366307	12.55%	47,912
2011	13.813869	13.652497	-1.17%	45,252
2010	12.412989	13.813869	11.29%	55,919
2009*	10.000000	12.412989	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.139190	15.158080	7.21%	873,303
2015	14.236307	14.139190	-0.68%	939,194
2014	13.787099	14.236307	3.26%	1,131,207
2013	11.370678	13.787099	21.25%	1,326,294
2012	9.991547	11.370678	13.80%	1,068,662
2011	10.065308	9.991547	-0.73%	999,548
2010	9.136156	10.065308	10.17%	1,075,428
2009	7.527012	9.136156	21.38%	1,138,124
2008	10.898553	7.527012	-30.94%	850,782
2007	10.441173	10.898553	4.38%	413,416

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.210365	11.318136	0.96%	539,531
2015	11.424829	11.210365	-1.88%	601,620
2014	11.065597	11.424829	3.25%	735,104
2013	11.548489	11.065597	-4.18%	916,857
2012	11.187080	11.548489	3.23%	516,529
2011	10.758440	11.187080	3.98%	325,337
2010	10.320671	10.758440	4.24%	354,489
2009	9.356954	10.320671	10.30%	373,914
2008	10.556053	9.356954	-11.36%	335,774
2007	10.423276	10.556053	1.27%	155,690
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.778035	15.547460	-1.46%	19,310
2015	15.057525	15.778035	4.79%	25,588
2014	15.034179	15.057525	0.16%	21,938
2013	11.882881	15.034179	26.52%	22,537
2012	9.896797	11.882881	20.07%	24,069
2011	11.095465	9.896797	-10.80%	51,627
2010	10.136054	11.095465	9.47%	53,371
2009	7.278126	10.136054	39.27%	39,631
2008	12.060105	7.278126	-39.65%	33,511
2007	10.723164	12.060105	12.47%	21,050
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	15.071677	16.167261	7.27%	51,472
2015	14.399082	15.071677	4.67%	36,154
2014	13.547789	14.399082	6.28%	50,747
2013	10.627978	13.547789	27.47%	58,449
2012	9.204869	10.627978	15.46%	75,079
2011	9.819331	9.204869	-6.26%	74,159
2010	8.447133	9.819331	16.24%	66,839
2009	6.188730	8.447133	36.49%	77,151
2008	11.280075	6.188730	-45.14%	85,462
2007	10.250695	11.280075	10.04%	36,780
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	13.043631	14.251395	9.26%	559,458
2015	13.119893	13.043631	-0.58%	615,604
2014	12.102238	13.119893	8.41%	781,132
2013	9.254218	12.102238	30.78%	982,124
2012	8.038264	9.254218	15.13%	627,862
2011	8.359747	8.038264	-3.85%	430,241
2010	7.659289	8.359747	9.15%	462,429
2009	5.958951	7.659289	28.53%	488,962
2008	9.782890	5.958951	-39.09%	417,515
2007*	10.000000	9.782890	-2.17%	117,009

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	22.527552	26.050628	15.64%	16,340
2015	24.501990	22.527552	-8.06%	18,563
2014	22.871470	24.501990	7.13%	15,363
2013	17.187714	22.871470	33.07%	18,254
2012	14.789355	17.187714	16.22%	20,646
2011	15.430371	14.789355	-4.15%	23,556
2010	13.589996	15.430371	13.54%	29,777
2009	10.772704	13.589996	26.15%	27,955
2008	17.447646	10.772704	-38.26%	43,297
2007	18.216874	17.447646	-4.22%	87,321
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.263430	9.382024	1.28%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.928744	11.972935	9.55%	0
2015	11.474591	10.928744	-4.76%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.764360	11.515639	6.98%	0
2015	11.141224	10.764360	-3.38%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	18.985039	21.316028	12.28%	14,862
2015	19.820365	18.985039	-4.21%	15,683
2014	19.651702	19.820365	0.86%	15,683
2013	18.661589	19.651702	5.31%	0
2012	16.564200	18.661589	12.66%	0
2011	16.222119	16.564200	2.11%	1,544
2010	14.576686	16.222119	11.29%	0
2009	10.151515	14.576686	43.59%	0
2008	14.333947	10.151515	-29.18%	0
2007	14.132721	14.333947	1.42%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.490403	13.948686	11.68%	0
2015	12.853274	12.490403	-2.82%	0
2014	12.264459	12.853274	4.80%	0
2013	8.687989	12.264459	41.17%	0
2012	7.561134	8.687989	14.90%	0
2011	8.702060	7.561134	-13.11%	0
2010	7.668162	8.702060	13.48%	1,495
2009	5.097178	7.668162	50.44%	1,517
2008*	10.000000	5.097178	-49.03%	1,296

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.486934	15.688931	8.30%	71,586
2015	14.791884	14.486934	-2.06%	82,400
2014	13.609689	14.791884	8.69%	101,487
2013	9.987496	13.609689	36.27%	124,612
2012	9.117565	9.987496	9.54%	146,169
2011	9.583187	9.117565	-4.86%	101,595
2010	7.885821	9.583187	21.52%	115,905
2009	6.108107	7.885821	29.10%	191,135
2008*	10.000000	6.108107	-38.92%	223,430
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	5,399
2010	8.058507	9.110982	13.06%	15,874
2009	6.342067	8.058507	27.06%	10,478
2008*	10.000000	6.342067	-36.58%	5,729
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.059987	12.586067	4.36%	348,303
2015	12.393614	12.059987	-2.69%	402,368
2014	12.082298	12.393614	2.58%	513,380
2013	10.714519	12.082298	12.77%	552,781
2012	9.809665	10.714519	9.22%	299,906
2011	10.109875	9.809665	-2.97%	219,596
2010	9.310557	10.109875	8.59%	242,154
2009	7.900737	9.310557	17.84%	212,928
2008*	10.000000	7.900737	-20.99%	38,416
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.256900	12.937855	5.56%	198,212
2015	12.630362	12.256900	-2.96%	237,958
2014	12.266075	12.630362	2.97%	300,748
2013	10.286396	12.266075	19.25%	343,924
2012	9.203721	10.286396	11.76%	365,105
2011	9.691973	9.203721	-5.04%	415,859
2010	8.768188	9.691973	10.54%	425,945
2009	7.180256	8.768188	22.12%	329,349
2008*	10.000000	7.180256	-28.20%	156,774

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.407105	11.736944	2.89%	265,859
2015	11.684228	11.407105	-2.37%	336,646
2014	11.496666	11.684228	1.63%	366,945
2013	11.140023	11.496666	3.20%	375,434
2012	10.537207	11.140023	5.72%	294,267
2011	10.564529	10.537207	-0.26%	265,372
2010	10.057746	10.564529	5.04%	277,185
2009	9.048338	10.057746	11.16%	194,088
2008*	10.000000	9.048338	-9.52%	28,888
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.186954	12.794196	4.98%	282,026
2015	12.524925	12.186954	-2.70%	269,885
2014	12.178483	12.524925	2.84%	273,495
2013	10.511275	12.178483	15.86%	308,031
2012	9.511460	10.511275	10.51%	320,395
2011	9.901666	9.511460	-3.94%	357,073
2010	9.039810	9.901666	9.53%	419,407
2009	7.537235	9.039810	19.94%	309,834
2008*	10.000000	7.537235	-24.63%	127,669
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.168475	12.876795	5.82%	213,302
2015	12.562036	12.168475	-3.13%	225,477
2014	12.215547	12.562036	2.84%	245,041
2013	9.994167	12.215547	22.23%	264,028
2012	8.868653	9.994167	12.69%	271,655
2011	9.459031	8.868653	-6.24%	308,703
2010	8.487804	9.459031	11.44%	222,725
2009	6.818051	8.487804	24.49%	248,294
2008*	10.000000	6.818051	-31.82%	177,453

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.887203	12.392838	4.25%	91,725
2015	12.216771	11.887203	-2.70%	113,823
2014	11.934538	12.216771	2.36%	132,195
2013	10.908749	11.934538	9.40%	133,297
2012	10.079800	10.908749	8.22%	91,325
2011	10.276328	10.079800	-1.91%	99,938
2010	9.582985	10.276328	7.24%	122,114
2009	8.279837	9.582985	15.74%	84,159
2008*	10.000000	8.279837	-17.20%	30,452
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.744339	12.129254	3.28%	79,160
2015	12.047456	11.744339	-2.52%	90,693
2014	11.702042	12.047456	2.95%	110,150
2013	12.157146	11.702042	-3.74%	127,916
2012	11.500995	12.157146	5.71%	132,027
2011	11.006772	11.500995	4.49%	64,867
2010	10.481000	11.006772	5.02%	83,465
2009	9.813706	10.481000	6.80%	117,970
2008*	10.000000	9.813706	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.773369	12.982269	1.64%	5,541
2015	13.055192	12.773369	-2.16%	5,620
2014	12.656385	13.055192	3.15%	5,793
2013	13.137892	12.656385	-3.67%	2,786
2012	12.471155	13.137892	5.35%	2,480
2011	11.956729	12.471155	4.30%	3,835
2010	11.244874	11.956729	6.33%	1,916
2009	9.819515	11.244874	14.52%	567
2008*	10.000000	9.819515	-1.80%	565
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	24.601602	26.006358	5.71%	148
2015	29.862097	24.601602	-17.62%	170
2014	32.208857	29.862097	-7.29%	1,172
2013	32.609369	32.208857	-1.23%	0
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	0
2010	32.657388	37.229942	14.00%	0
2009	20.360188	32.657388	60.40%	0
2008	49.209721	20.360188	-58.63%	0
2007	34.464366	49.209721	42.78%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.482446	12.368097	-0.92%	107,046
2015	12.705689	12.482446	-1.76%	117,196
2014	12.354370	12.705689	2.84%	140,557
2013	13.092624	12.354370	-5.64%	163,610
2012	12.917941	13.092624	1.35%	166,122
2011	12.245623	12.917941	5.49%	104,448
2010	11.882832	12.245623	3.05%	217,837
2009	11.765862	11.882832	0.99%	291,807
2008	11.105910	11.765862	5.94%	258,946
2007	10.538811	11.105910	5.38%	186,399
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.388472	9.234687	-1.64%	138,916
2015	9.545978	9.388472	-1.65%	202,174
2014	9.706126	9.545978	-1.65%	237,106
2013	9.868965	9.706126	-1.65%	258,864
2012	10.034988	9.868965	-1.65%	373,561
2011	10.202869	10.034988	-1.65%	79,580
2010	10.374022	10.202869	-1.65%	109,598
2009	10.543640	10.374022	-1.61%	266,977
2008	10.504794	10.543640	0.37%	260,947
2007	10.193460	10.504794	3.05%	198,778
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.307785	8.222863	-1.02%	2,368
2015	8.728301	8.307785	-4.82%	2,523
2014	8.939087	8.728301	-2.36%	2,550
2013	7.731207	8.939087	15.62%	2,839
2012	6.822389	7.731207	13.32%	2,580
2011	7.707380	6.822389	-11.48%	5,920
2010	6.934844	7.707380	11.14%	4,533
2009	5.446997	6.934844	27.31%	1,355
2008*	10.000000	5.446997	-45.53%	1,179
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.255949	9.151249	-1.13%	1,309
2015	9.543806	9.255949	-3.02%	1,343
2014	10.344002	9.543806	-7.74%	1,550
2013	8.691317	10.344002	19.02%	548
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
2009	6.528074	8.257188	26.49%	0
2008	11.663775	6.528074	-44.03%	18
2007	10.842547	11.663775	7.57%	1,820

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	23.224311	25.004822	7.67%	1,856
2015	23.852035	23.224311	-2.63%	1,893
2014	23.100556	23.852035	3.25%	62,852
2013	18.458503	23.100556	25.15%	164,923
2012	16.193584	18.458503	13.99%	204,690
2011	17.138514	16.193584	-5.51%	499,975
2010	15.201973	17.138514	12.74%	915,986
2009	12.151200	15.201973	25.11%	1,201,203
2008	19.563127	12.151200	-37.89%	1,389,957
2007	18.774488	19.563127	4.20%	1,516,443
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.950504	15.631263	4.55%	15,547
2015	15.227773	14.950504	-1.82%	23,292
2014	14.804424	15.227773	2.86%	23,713
2013	13.271239	14.804424	11.55%	24,058
2012	12.336491	13.271239	7.58%	27,655
2011	12.433015	12.336491	-0.78%	3,828
2010	11.511714	12.433015	8.00%	16,174
2009*	10.000000	11.511714	15.12%	2,254
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	17.017118	18.032452	5.97%	9,424
2015	17.395140	17.017118	-2.17%	9,873
2014	16.810804	17.395140	3.48%	14,603
2013	14.304216	16.810804	17.52%	16,115
2012	12.957463	14.304216	10.39%	17,693
2011	13.298836	12.957463	-2.57%	19,042
2010	12.069770	13.298836	10.18%	5,568
2009*	10.000000	12.069770	20.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.644204	13.991871	2.55%	108,120
2015	13.836473	13.644204	-1.39%	111,029
2014	13.541776	13.836473	2.18%	112,862
2013	13.134348	13.541776	3.10%	165,606
2012	12.698037	13.134348	3.44%	162,308
2011	12.542960	12.698037	1.24%	268,177
2010	12.043663	12.542960	4.15%	414,943
2009	11.225891	12.043663	7.28%	307,819
2008	12.145775	11.225891	-7.57%	278,407
2007	11.719973	12.145775	3.63%	227,879
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	18.665241	19.669423	5.38%	335,616
2015	19.042127	18.665241	-1.98%	389,361
2014	18.407859	19.042127	3.45%	556,698
2013	16.048214	18.407859	14.70%	881,347
2012	14.725918	16.048214	8.98%	1,361,625
2011	14.978498	14.725918	-1.69%	1,921,238
2010	13.731095	14.978498	9.08%	3,234,882
2009	11.718969	13.731095	17.17%	3,754,747
2008	15.514431	11.718969	-24.46%	4,481,187
2007	14.931111	15.514431	3.91%	4,549,902
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	21.322478	22.750329	6.70%	66,027
2015	21.839610	21.322478	-2.37%	72,450
2014	21.157248	21.839610	3.23%	137,917
2013	17.578460	21.157248	20.36%	344,737
2012	15.712035	17.578460	11.88%	497,941
2011	16.322204	15.712035	-3.74%	1,276,136
2010	14.708180	16.322204	10.97%	2,425,349
2009	12.022368	14.708180	22.34%	2,825,576
2008	17.817437	12.022368	-32.52%	3,393,693
2007	17.068231	17.817437	4.39%	3,710,835
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	16.235366	16.878866	3.96%	234,747
2015	16.512796	16.235366	-1.68%	267,966
2014	16.030088	16.512796	3.01%	346,123
2013	14.750895	16.030088	8.67%	538,605
2012	13.882794	14.750895	6.25%	466,918
2011	13.829933	13.882794	0.38%	397,359
2010	12.958277	13.829933	6.73%	625,997
2009	11.500971	12.958277	12.67%	676,489
2008	13.764795	11.500971	-16.45%	781,183
2007	13.222235	13.764795	4.10%	735,491
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.676774	23.045089	1.62%	13,726
2015	21.996440	22.676774	3.09%	17,926
2014	20.601502	21.996440	6.77%	23,066
2013	15.369911	20.601502	34.04%	39,943
2012	13.197181	15.369911	16.46%	39,743
2011	13.761488	13.197181	-4.10%	91,765
2010	12.894070	13.761488	6.73%	149,328
2009*	10.000000	12.894070	28.94%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	32.011469	37.872839	18.31%	1,465
2015	33.394841	32.011469	-4.14%	1,317
2014	31.031799	33.394841	7.61%	1,449
2013	23.714870	31.031799	30.85%	2,036
2012	20.526948	23.714870	15.53%	2,541
2011	21.415526	20.526948	-4.15%	4,111
2010	17.253715	21.415526	24.12%	8,211
2009	12.828119	17.253715	34.50%	10,944
2008	20.529456	12.828119	-37.51%	19,092
2007	19.408542	20.529456	5.78%	17,932
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	14.341779	15.325481	6.86%	10,759
2015	15.016419	14.341779	-4.49%	12,518
2014	14.697545	15.016419	2.17%	15,026
2013	15.114071	14.697545	-2.76%	20,103
2012	13.691103	15.114071	10.39%	14,459
2011	13.188528	13.691103	3.81%	5,547
2010	12.125890	13.188528	8.76%	6,340
2009	9.912580	12.125890	22.33%	15,997
2008	12.186044	9.912580	-18.66%	3,547
2007	11.843820	12.186044	2.89%	3,925
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.344520	9.922807	-4.08%	73,764
2015	10.587382	10.344520	-2.29%	83,286
2014	10.912556	10.587382	-2.98%	99,541
2013	9.164052	10.912556	19.08%	118,534
2012	8.066245	9.164052	13.61%	133,933
2011	9.074632	8.066245	-11.11%	97,659
2010	8.107496	9.074632	11.93%	112,084
2009	6.056612	8.107496	33.86%	168,053
2008*	10.000000	6.056612	-39.43%	174,158

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	14.111383	14.570542	3.25%	8,093
2015	15.158501	14.111383	-6.91%	7,859
2014	17.064210	15.158501	-11.17%	8,438
2013	14.333291	17.064210	19.05%	0
2012	12.451555	14.333291	15.11%	0
2011	15.146220	12.451555	-17.79%	0
2010	14.542878	15.146220	4.15%	0
2009	11.417680	14.542878	27.37%	0
2008	21.691786	11.417680	-47.36%	0
2007	21.476067	21.691786	1.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.336160	14.380861	0.31%	31,423
2015	14.134326	14.336160	1.43%	35,576
2014	13.047356	14.134326	8.33%	44,360
2013	9.869637	13.047356	32.20%	65,613
2012	8.640935	9.869637	14.22%	72,999
2011	9.079086	8.640935	-4.83%	58,813
2010	8.002281	9.079086	13.46%	73,643
2009	6.290201	8.002281	27.22%	107,424
2008*	10.000000	6.290201	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.742183	14.543434	14.14%	3,827
2015	13.417060	12.742183	-5.03%	2,287
2014	12.374602	13.417060	8.42%	3,180
2013	9.318191	12.374602	32.80%	3,541
2012	8.057449	9.318191	15.65%	5,866
2011	8.723860	8.057449	-7.64%	9,437
2010	7.867363	8.723860	10.89%	22,918
2009	6.278351	7.867363	25.31%	27,363
2008*	10.000000	6.278351	-37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.879452	14.477710	4.31%	40,571
2015	14.161282	13.879452	-1.99%	45,564
2014	13.882497	14.161282	2.01%	80,628
2013	10.183767	13.882497	36.32%	90,807
2012	9.032284	10.183767	12.75%	100,764
2011	9.611325	9.032284	-6.02%	93,082
2010	7.727184	9.611325	24.38%	113,423
2009	6.200757	7.727184	24.62%	134,936
2008*	10.000000	6.200757	-37.99%	74,679

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.269097	18.816657	15.66%	38,489
2015	17.033591	16.269097	-4.49%	44,096
2014	14.800321	17.033591	15.09%	56,299
2013	11.091371	14.800321	33.44%	70,049
2012	9.693418	11.091371	14.42%	79,962
2011	10.089948	9.693418	-3.93%	56,881
2010	8.575528	10.089948	17.66%	68,010
2009	6.683090	8.575528	28.32%	90,689
2008*	10.000000	6.683090	-33.17%	129,958
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	21.897684	23.272870	6.28%	511
2015	22.147784	21.897684	-1.13%	693
2014	21.961929	22.147784	0.85%	990
2013	15.512400	21.961929	41.58%	1,135
2012	13.947162	15.512400	11.22%	1,593
2011	14.303860	13.947162	-2.49%	39,442
2010	11.625185	14.303860	23.04%	1,751
2009	9.293609	11.625185	25.09%	1,940
2008	17.675330	9.293609	-47.42%	187
2007	16.414091	17.675330	7.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	30.701789	37.931250	23.55%	525
2015	33.312036	30.701789	-7.84%	474
2014	31.724661	33.312036	5.00%	598
2013	23.036487	31.724661	37.71%	1,109
2012	19.470383	23.036487	18.32%	932
2011	20.938218	19.470383	-7.01%	1,006
2010	16.832803	20.938218	24.39%	1,042
2009	13.598602	16.832803	23.78%	1,153
2008	20.424240	13.598602	-33.42%	648
2007	22.387257	20.424240	-8.77%	614
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	28.328748	34.143917	20.53%	1,093
2015	29.360475	28.328748	-3.51%	1,221
2014	29.688039	29.360475	-1.10%	1,499
2013	21.476771	29.688039	38.23%	2,322
2012	18.952108	21.476771	13.32%	4,035
2011	20.456564	18.952108	-7.35%	3,903
2010	16.642299	20.456564	22.92%	7,422
2009	12.587633	16.642299	32.21%	7,917
2008	20.762641	12.587633	-39.37%	19,809
2007	20.720355	20.762641	0.20%	18,965

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	21.529231	23.537668	9.33%	43,925
2015	21.746498	21.529231	-1.00%	50,708
2014	19.774667	21.746498	9.97%	61,988
2013	15.372947	19.774667	28.63%	76,484
2012	13.730201	15.372947	11.96%	86,978
2011	13.907484	13.730201	-1.27%	65,034
2010	12.489164	13.907484	11.36%	77,334
2009	10.113918	12.489164	23.48%	114,475
2008	17.612883	10.113918	-42.58%	143,361
2007	16.599700	17.612883	6.10%	104,694
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.842357	13.537596	5.41%	2,092
2015	13.841305	12.842357	-7.22%	2,173
2014	10.943023	13.841305	26.49%	2,338
2013	10.834078	10.943023	1.01%	2,226
2012	9.531130	10.834078	13.67%	2,340
2011	9.130237	9.531130	4.39%	3,369
2010	7.150814	9.130237	27.68%	2,904
2009	5.570904	7.150814	28.36%	3,266
2008*	10.000000	5.570904	-44.29%	6
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.885837	14.118129	9.56%	1,331
2015	12.979641	12.885837	-0.72%	1,332
2014	11.671121	12.979641	11.21%	1,332
2013*	10.000000	11.671121	16.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.094967	10.176246	0.81%	26,254
2015	10.299452	10.094967	-1.99%	29,491
2014	10.420778	10.299452	-1.16%	34,322
2013	10.584447	10.420778	-1.55%	40,519
2012	10.396146	10.584447	1.81%	51,156
2011	10.434627	10.396146	-0.37%	27,320
2010	10.358995	10.434627	0.73%	47,809
2009	9.833644	10.358995	5.34%	42,633
2008*	10.000000	9.833644	-1.66%	14,771
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.770088	13.694518	-0.55%	60,272
2015	14.569816	13.770088	-5.49%	65,479
2014	16.128251	14.569816	-9.66%	73,444
2013	13.654891	16.128251	18.11%	89,285
2012	11.612565	13.654891	17.59%	101,018
2011	13.482517	11.612565	-13.87%	75,032
2010	12.890526	13.482517	4.59%	73,878
2009*	10.000000	12.890526	28.91%	117,743
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	13.247474	12.792884	-3.43%	0
2015	13.267021	13.247474	-0.15%	0
2014	13.946234	13.267021	-4.87%	0
2013	12.033993	13.946234	15.89%	0
2012	10.327800	12.033993	16.52%	0
2011	11.977919	10.327800	-13.78%	0
2010	9.981284	11.977919	20.00%	0
2009	7.544898	9.981284	32.29%	0
2008	14.322914	7.544898	-47.32%	0
2007	14.111119	14.322914	1.50%	76,998
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	29.136915	29.850086	2.45%	78
2015	29.333944	29.136915	-0.67%	78
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	10.095733	10.050684	-0.45%	106,183
2015	10.246272	10.095733	-1.47%	124,747
2014	10.355016	10.246272	-1.05%	133,040
2013	10.464186	10.355016	-1.04%	149,757
2012	10.171757	10.464186	2.87%	153,993
2011	10.312153	10.171757	-1.36%	101,612
2010	9.958833	10.312153	3.55%	131,844
2009	8.935105	9.958833	11.46%	169,106
2008	10.494300	8.935105	-14.86%	259,595
2007	10.185319	10.494300	3.03%	199,144
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	23.604808	25.506016	8.05%	0
2015	24.112615	23.604808	-2.11%	0
2014	22.211196	24.112615	8.56%	2,868
2013	16.412134	22.211196	35.33%	2,868
2012	15.037116	16.412134	9.14%	2,896
2011	15.774822	15.037116	-4.68%	8,849
2010	13.055428	15.774822	20.83%	19,372
2009	10.100282	13.055428	29.26%	21,897
2008	16.959302	10.100282	-40.44%	22,295
2007	16.025299	16.959302	5.83%	136,623

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	29.894560	29.356440	-1.80%	399
2015	29.319400	29.894560	1.96%	635
2014	29.210737	29.319400	0.37%	643
2013	23.387946	29.210737	24.90%	0
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	0
2010	19.205285	21.854740	13.80%	0
2009	14.012825	19.205285	37.06%	0
2008	23.878925	14.012825	-41.32%	0
2007	22.889771	23.878925	4.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.609889	10.043911	4.52%	4,930
2015	10.020823	9.609889	-4.10%	5,769
2014	9.941266	10.020823	0.80%	5,474
2013	10.145277	9.941266	-2.01%	2,989
2012*	10.000000	10.145277	1.45%	975
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	261
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	23.412674	25.629171	9.47%	41,653
2015	23.088145	23.412674	1.41%	49,158
2014	21.263917	23.088145	8.58%	60,135
2013	16.449118	21.263917	29.27%	74,385
2012	14.343366	16.449118	14.68%	82,197
2011	14.629515	14.343366	-1.96%	66,871
2010	12.842381	14.629515	13.92%	86,301
2009	10.201909	12.842381	25.88%	117,986
2008	16.901851	10.201909	-39.64%	140,389
2007	16.501877	16.901851	2.42%	106,718
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	32.321260	37.407343	15.74%	3,778
2015	34.996153	32.321260	-7.64%	6,130
2014	31.869053	34.996153	9.81%	7,007
2013	23.042708	31.869053	38.30%	6,762
2012	19.911734	23.042708	15.72%	6,437
2011	20.739342	19.911734	-3.99%	4,586
2010	17.136073	20.739342	21.03%	3,709
2009	12.728842	17.136073	34.62%	2,319
2008	20.876791	12.728842	-39.03%	34,652
2007	21.528680	20.876791	-3.03%	17,554

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.746732	9.739502	11.35%	0
2015	9.108919	8.746732	-3.98%	0
2014	9.133459	9.108919	-0.27%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.653665	10.782586	1.21%	1,164
2015	11.669747	10.653665	-8.71%	1,339
2014	11.829924	11.669747	-1.35%	1,585
2013	12.873813	11.829924	-8.11%	1,585
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	3,953
2010	10.845085	11.665801	7.57%	0
2009*	10.000000	10.845085	8.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.188458	11.147944	-0.36%	43,787
2015	11.352455	11.188458	-1.44%	47,062
2014	11.457181	11.352455	-0.91%	52,772
2013	11.676512	11.457181	-1.88%	61,134
2012	11.227334	11.676512	4.00%	60,659
2011	11.301282	11.227334	-0.65%	39,128
2010	10.924366	11.301282	3.45%	48,182
2009*	10.000000	10.924366	9.24%	55,353
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.090776	0.91%	3,537
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.467077	10.560804	0.90%	11,319
2015	10.607078	10.467077	-1.32%	9,191
2014	10.353544	10.607078	2.45%	9,344
2013	10.747901	10.353544	-3.67%	9,719
2012	9.980493	10.747901	7.69%	4,011
2011*	10.000000	9.980493	-0.20%	4,648

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	18.410933	20.827334	13.12%	0
2015	20.243736	18.410933	-9.05%	0
2014	18.588300	20.243736	8.91%	0
2013	13.930095	18.588300	33.44%	0
2012	11.889085	13.930095	17.17%	0
2011	12.676525	11.889085	-6.21%	2,684
2010	11.268837	12.676525	12.49%	4,701
2009	8.826521	11.268837	27.67%	5,398
2008	14.640181	8.826521	-39.71%	6,238
2007	15.843988	14.640181	-7.60%	7,751
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.324687	3.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	17.406524	16.700067	-4.06%	0
2015	17.673804	17.406524	-1.51%	0
2014	19.276899	17.673804	-8.32%	0
2013	15.304156	19.276899	25.96%	0
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
2010	14.438062	15.623695	8.21%	0
2009	11.778776	14.438062	22.58%	0
2008	21.368514	11.778776	-44.88%	0
2007	20.051297	21.368514	6.57%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	31.095173	27.306204	-12.19%	36,210
2015	28.111261	31.095173	10.61%	33,079
2014	21.781571	28.111261	29.06%	29,901
2013	14.714212	21.781571	48.03%	32,568
2012	11.421095	14.714212	28.83%	1,982
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.498482	7.771868	41.35%	0
2015	8.400659	5.498482	-34.55%	0
2014	10.558892	8.400659	-20.44%	0
2013	9.712890	10.558892	8.71%	0
2012*	10.000000	9.712890	-2.87%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	19.111724	19.529477	2.19%	0
2015	20.056933	19.111724	-4.71%	0
2014	18.505917	20.056933	8.38%	0
2013	14.049487	18.505917	31.72%	0
2012	12.285740	14.049487	14.36%	0
2011	13.406772	12.285740	-8.36%	570
2010	12.133716	13.406772	10.49%	1,353
2009	9.709703	12.133716	24.96%	1,389
2008	15.889862	9.709703	-38.89%	1,427
2007	14.695379	15.889862	8.13%	1,466
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	17.181143	18.194665	5.90%	0
2015	17.253898	17.181143	-0.42%	0
2014	14.859905	17.253898	16.11%	0
2013	12.629814	14.859905	17.66%	0
2012	11.361306	12.629814	11.17%	0
2011	10.847960	11.361306	4.73%	0
2010	9.735954	10.847960	11.42%	0
2009	8.574167	9.735954	13.55%	0
2008	12.298939	8.574167	-30.29%	0
2007	11.623498	12.298939	5.81%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.403397	19.183042	-1.14%	0
2015	19.467277	19.403397	-0.33%	0
2014	19.057420	19.467277	2.15%	0
2013	13.852432	19.057420	37.57%	0
2012	11.699717	13.852432	18.40%	0
2011	12.593441	11.699717	-7.10%	0
2010*	10.000000	12.593441	25.93%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	21.999965	23.314175	5.97%	2,739
2015	23.033032	21.999965	-4.49%	4,696
2014	23.867690	23.033032	-3.50%	9,970
2013	16.153750	23.867690	47.75%	9,766
2012	15.226889	16.153750	6.09%	9,546
2011	16.227809	15.226889	-6.17%	14,081
2010	13.015289	16.227809	24.68%	53
2009	8.669611	13.015289	50.13%	0
2008	15.049258	8.669611	-42.39%	0
2007	13.446106	15.049258	11.92%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.073991	11.252691	1.61%	0
2015	11.413894	11.073991	-2.98%	0
2014	11.142530	11.413894	2.44%	0
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	23.687349	25.863595	9.19%	0
2015	23.758047	23.687349	-0.30%	0
2014	22.114402	23.758047	7.43%	0
2013	16.714641	22.114402	32.31%	0
2012	14.503335	16.714641	15.25%	0
2011	13.909280	14.503335	4.27%	0
2010	12.544166	13.909280	10.88%	0
2009	10.603437	12.544166	18.30%	0
2008	18.189134	10.603437	-41.70%	0
2007	17.647693	18.189134	3.07%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	31.405882	38.527808	22.68%	42
2015	33.878111	31.405882	-7.30%	49
2014	31.634014	33.878111	7.09%	53
2013	23.381241	31.634014	35.30%	57
2012	20.078239	23.381241	16.45%	74
2011	22.352056	20.078239	-10.17%	884
2010	17.962213	22.352056	24.44%	855
2009	12.808888	17.962213	40.23%	931
2008	20.280642	12.808888	-36.84%	913
2007	20.322877	20.280642	-0.21%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.743819	13.077405	2.62%	221
2015	13.292302	12.743819	-4.13%	233
2014	13.090229	13.292302	1.54%	245
2013	14.550439	13.090229	-10.04%	253
2012	13.784575	14.550439	5.56%	632
2011	12.548450	13.784575	9.85%	1,135
2010	12.143769	12.548450	3.33%	777
2009	11.208821	12.143769	8.34%	773
2008	11.586742	11.208821	-3.26%	943
2007	10.766075	11.586742	7.62%	515

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	22.066840	24.556081	11.28%	0
2015	23.868424	22.066840	-7.55%	0
2014	21.615646	23.868424	10.42%	0
2013	16.230266	21.615646	33.18%	0
2012	14.425971	16.230266	12.51%	0
2011	14.267325	14.425971	1.11%	0
2010	12.747063	14.267325	11.93%	0
2009	11.010527	12.747063	15.77%	0
2008	17.161150	11.010527	-35.84%	0
2007	17.535595	17.161150	-2.14%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	22.058362	26.610625	20.64%	0
2015	22.800004	22.058362	-3.25%	0
2014	19.954013	22.800004	14.26%	0
2013	15.626579	19.954013	27.69%	8
2012	13.677888	15.626579	14.25%	11
2011	14.032244	13.677888	-2.53%	21
2010	11.997954	14.032244	16.96%	21
2009	9.403101	11.997954	27.60%	155
2008	12.671625	9.403101	-25.79%	155
2007	13.212452	12.671625	-4.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.740920	11.113593	14.09%	0
2015*	10.000000	9.740920	-2.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.586794	14.885126	2.05%	0
2015	14.989140	14.586794	-2.68%	0
2014	14.959326	14.989140	0.20%	0
2013	13.300593	14.959326	12.47%	0
2012	12.304760	13.300593	8.09%	2,033
2011	12.989971	12.304760	-5.27%	2,035
2010	12.039340	12.989971	7.90%	2,038
2009*	10.000000	12.039340	20.39%	308
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.195319	10.198172	10.91%	0
2015*	10.000000	9.195319	-8.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.768885	9.839424	0.72%	0
2015*	10.000000	9.768885	-2.31%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.647817	15.009816	28.86%	0
2015	12.667923	11.647817	-8.05%	0
2014	12.201470	12.667923	3.82%	0
2013*	10.000000	12.201470	22.01%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.406780	11.785568	13.25%	0
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	32.109531	39.686069	23.60%	68
2015	33.443961	32.109531	-3.99%	81
2014	32.364793	33.443961	3.33%	93
2013	23.397810	32.364793	38.32%	117
2012	20.565940	23.397810	13.77%	139
2011	20.803816	20.565940	-1.14%	154
2010	16.819340	20.803816	23.69%	853
2009	13.685299	16.819340	22.90%	0
2008	20.152227	13.685299	-32.09%	64
2007	20.637860	20.152227	-2.35%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	24.026787	26.321787	9.55%	0
2015	24.231874	24.026787	-0.85%	0
2014	21.794874	24.231874	11.18%	0
2013	16.834269	21.794874	29.47%	12
2012	14.831041	16.834269	13.51%	327
2011	14.846420	14.831041	-0.10%	185
2010	13.186156	14.846420	12.59%	185
2009	10.642399	13.186156	23.90%	156
2008	17.273254	10.642399	-38.39%	156
2007	16.738134	17.273254	3.20%	156
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	20.916202	22.131220	5.81%	248
2015	21.871487	20.916202	-4.37%	273
2014	20.634694	21.871487	5.99%	264
2013	17.373295	20.634694	18.77%	279
2012	16.047584	17.373295	8.26%	602
2011	15.012509	16.047584	6.89%	272
2010	13.274808	15.012509	13.09%	298
2009	11.048421	13.274808	20.15%	305
2008	15.993261	11.048421	-30.92%	289
2007	15.227945	15.993261	5.03%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	18.664150	21.428192	14.81%	0
2015	19.478260	18.664150	-4.18%	0
2014	19.556695	19.478260	-0.40%	0
2013	13.422506	19.556695	45.70%	0
2012	11.356642	13.422506	18.19%	0
2011	13.442566	11.356642	-15.52%	0
2010	10.453440	13.442566	28.59%	0
2009	8.455719	10.453440	23.63%	0
2008	13.823627	8.455719	-38.83%	0
2007	15.852187	13.823627	-12.80%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.664637	10.350713	7.10%	0
2015	9.930313	9.664637	-2.68%	0
2014	10.044558	9.930313	-1.14%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	14.605582	13.714636	-6.10%	0
2015	15.879969	14.605582	-8.03%	0
2014	16.372479	15.879969	-3.01%	0
2013	14.344159	16.372479	14.14%	0
2012	13.262958	14.344159	8.15%	0
2011	14.278441	13.262958	-7.11%	0
2010	12.853273	14.278441	11.09%	0
2009	11.544152	12.853273	11.34%	0
2008	16.697871	11.544152	-30.86%	0
2007	15.494317	16.697871	7.77%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	13.231153	13.466205	1.78%	0
2015	13.519372	13.231153	-2.13%	3,415
2014	13.286443	13.519372	1.75%	3,415
2013	13.415534	13.286443	-0.96%	3,415
2012	12.470133	13.415534	7.58%	4,455
2011	12.437648	12.470133	0.26%	3,415
2010	11.684949	12.437648	6.44%	0
2009	9.892964	11.684949	18.11%	0
2008	10.886287	9.892964	-9.12%	0
2007	10.534096	10.886287	3.34%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.539586	15.040646	3.45%	0
2015	14.869899	14.539586	-2.22%	0
2014	14.515785	14.869899	2.44%	0
2013	13.045289	14.515785	11.27%	0
2012	11.893752	13.045289	9.68%	0
2011	12.150921	11.893752	-2.12%	0
2010	10.983046	12.150921	10.63%	0
2009	9.013726	10.983046	21.85%	0
2008	12.253843	9.013726	-26.44%	187
2007	11.498450	12.253843	6.57%	187
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	15.085987	15.690780	4.01%	18,268
2015	15.417666	15.085987	-2.15%	17,773
2014	14.995220	15.417666	2.82%	19,192
2013	13.191944	14.995220	13.67%	18,840
2012	11.869228	13.191944	11.14%	11,859
2011	12.225863	11.869228	-2.92%	16,394
2010	10.878412	12.225863	12.39%	15,184
2009	8.608870	10.878412	26.36%	13,604
2008	13.032776	8.608870	-33.94%	1,444
2007	12.057567	13.032776	8.09%	175

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.731556	16.450571	4.57%	0
2015	16.088843	15.731556	-2.22%	0
2014	15.625909	16.088843	2.96%	0
2013	13.093033	15.625909	19.35%	0
2012	11.564320	13.093033	13.22%	0
2011	12.106430	11.564320	-4.48%	0
2010	10.626980	12.106430	13.92%	0
2009	8.241245	10.626980	28.95%	0
2008	13.560199	8.241245	-39.22%	167
2007	12.419828	13.560199	9.18%	1,242
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.407301	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	13.060417	17.140852	31.24%	0
2015	16.765455	13.060417	-22.10%	0
2014	19.551647	16.765455	-14.25%	0
2013	16.021249	19.551647	22.04%	98
2012	15.562209	16.021249	2.95%	403
2011	16.699118	15.562209	-6.81%	1,600
2010	14.256559	16.699118	17.13%	1,638
2009	9.827752	14.256559	45.06%	22,077
2008	21.928129	9.827752	-55.18%	2,396
2007	15.317890	21.928129	43.15%	765
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	21.214902	24.548567	15.71%	686
2015	22.537037	21.214902	-5.87%	781
2014	21.134660	22.537037	6.64%	784
2013	16.819552	21.134660	25.66%	861
2012	14.617971	16.819552	15.06%	1,961
2011	14.773512	14.617971	-1.05%	1,034
2010	13.077943	14.773512	12.97%	1,524
2009	10.243100	13.077943	27.68%	1,045
2008	18.221859	10.243100	-43.79%	825
2007	18.305796	18.221859	-0.46%	5
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.231990	12.32%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	25.478329	25.184106	-1.15%	0
2015	24.244994	25.478329	5.09%	0
2014	22.217472	24.244994	9.13%	4,425
2013	16.618698	22.217472	33.69%	4,433
2012	14.778272	16.618698	12.45%	6,263
2011	15.038201	14.778272	-1.73%	4,682
2010	12.350891	15.038201	21.76%	4,446
2009	9.818689	12.350891	25.79%	4,425
2008	18.957269	9.818689	-48.21%	4,425
2007	15.227262	18.957269	24.50%	4,425
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	13.389064	13.751456	2.71%	6,491
2015	13.737352	13.389064	-2.54%	7,114
2014	13.231597	13.737352	3.82%	7,970
2013	13.744646	13.231597	-3.73%	8,395
2012	13.240928	13.744646	3.80%	9,345
2011	12.583969	13.240928	5.22%	9,173
2010	11.903128	12.583969	5.72%	10,321
2009	10.486729	11.903128	13.51%	12,712
2008	11.050614	10.486729	-5.10%	12,444
2007	10.801590	11.050614	2.31%	10,058
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	34.896935	38.395609	10.03%	759
2015	36.088279	34.896935	-3.30%	1,455
2014	34.624003	36.088279	4.23%	6,046
2013	25.923735	34.624003	33.56%	6,211
2012	23.020684	25.923735	12.61%	6,684
2011	26.269023	23.020684	-12.37%	6,473
2010	20.784455	26.269023	26.39%	5,638
2009	15.129524	20.784455	37.38%	5,992
2008	25.485691	15.129524	-40.64%	5,650
2007	22.480669	25.485691	13.37%	4,713
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	21.840173	20.338771	-6.87%	0
2015	21.508872	21.840173	1.54%	0
2014	23.860593	21.508872	-9.86%	0
2013	18.647660	23.860593	27.95%	0
2012	15.759350	18.647660	18.33%	0
2011	19.394554	15.759350	-18.74%	0
2010	17.486318	19.394554	10.91%	0
2009	14.093416	17.486318	24.07%	0
2008	25.584618	14.093416	-44.91%	0
2007	22.237317	25.584618	15.05%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	28.937636	31.084630	7.42%	0
2015	30.408287	28.937636	-4.84%	0
2014	29.042627	30.408287	4.70%	0
2013	22.694495	29.042627	27.97%	0
2012	18.170137	22.694495	24.90%	0
2011	20.320293	18.170137	-10.58%	0
2010	16.361985	20.320293	24.19%	0
2009	10.591596	16.361985	54.48%	0
2008	22.119403	10.591596	-52.12%	0
2007	21.342734	22.119403	3.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.362201	12.641791	11.26%	0
2015	12.324485	11.362201	-7.81%	0
2014	12.190439	12.324485	1.10%	0
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	5,455
2010	8.425280	9.131381	8.38%	5,663
2009	6.580310	8.425280	28.04%	5,415
2008*	10.000000	6.580310	-34.20%	5,274
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.540774	15.177920	12.09%	2,344
2015	14.820474	13.540774	-8.63%	2,612
2014	14.411563	14.820474	2.84%	3,230
2013	12.866930	14.411563	12.00%	3,290
2012	11.619776	12.866930	10.73%	3,467
2011	11.545028	11.619776	0.65%	4,484
2010	10.423613	11.545028	10.76%	6,464
2009	7.820175	10.423613	33.29%	6,610
2008	11.309545	7.820175	-30.85%	6,790
2007	11.089575	11.309545	1.98%	14,788
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	23.313445	26.594856	14.08%	0
2015	24.614590	23.313445	-5.29%	0
2014	23.031247	24.614590	6.87%	0
2013	18.065813	23.031247	27.49%	118
2012	16.415406	18.065813	10.05%	669
2011	15.753624	16.415406	4.20%	1,892
2010	13.283583	15.753624	18.59%	1,654
2009	11.515964	13.283583	15.35%	1,444
2008	16.070457	11.515964	-28.34%	1,582
2007	16.801516	16.070457	-4.35%	1,473

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	28.849677	36.922130	27.98%	321
2015	31.689616	28.849677	-8.96%	375
2014	32.054706	31.689616	-1.14%	487
2013	23.935102	32.054706	33.92%	537
2012	20.567941	23.935102	16.37%	596
2011	21.740456	20.567941	-5.39%	820
2010	17.248238	21.740456	26.04%	1,225
2009	13.585543	17.248238	26.96%	2,504
2008	20.633488	13.585543	-34.16%	169
2007	21.504134	20.633488	-4.05%	2,157
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.366552	8.504772	15.45%	0
2015	9.321326	7.366552	-20.97%	0
2014*	10.000000	9.321326	-6.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	19.583493	20.632812	5.36%	1,181
2015	21.305576	19.583493	-8.08%	1,180
2014	24.389109	21.305576	-12.64%	1,214
2013	20.176122	24.389109	20.88%	0
2012	17.360511	20.176122	16.22%	0
2011	19.761922	17.360511	-12.15%	0
2010	18.544458	19.761922	6.57%	0
2009	13.765906	18.544458	34.71%	0
2008	23.488672	13.765906	-41.39%	0
2007	20.697739	23.488672	13.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.159651	9.268956	1.19%	1,011
2015	9.737254	9.159651	-5.93%	2,414
2014	9.727337	9.737254	0.10%	2,451
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.766868	11.043432	2.57%	0
2015	11.629613	10.766868	-7.42%	0
2014	11.381674	11.629613	2.18%	0
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.178231	9.957281	-2.17%	0
2015	10.166300	10.178231	0.12%	0
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.472936	14.514525	0.29%	0
2015	14.055574	14.472936	2.97%	0
2014	13.218862	14.055574	6.33%	0
2013	9.619313	13.218862	37.42%	0
2012*	10.000000	9.619313	-3.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.084045	13.442790	11.24%	0
2015	12.842801	12.084045	-5.91%	0
2014	12.541964	12.842801	2.40%	0
2013	9.931779	12.541964	26.28%	0
2012*	10.000000	9.931779	-0.68%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.714804	13.559441	-1.13%	0
2015	13.808159	13.714804	-0.68%	0
2014	13.043688	13.808159	5.86%	0
2013	9.713629	13.043688	34.28%	0
2012*	10.000000	9.713629	-2.86%	431
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.936460	13.348319	-4.22%	0
2015	15.468629	13.936460	-9.91%	0
2014	16.610787	15.468629	-6.88%	0
2013	13.504107	16.610787	23.01%	0
2012	11.527620	13.504107	17.15%	0
2011	12.637243	11.527620	-8.78%	97
2010	11.829411	12.637243	6.83%	97
2009*	10.000000	11.829411	18.29%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.786071	12.319552	14.22%	0
2015	11.736061	10.786071	-8.09%	0
2014	11.715861	11.736061	0.17%	0
2013	10.785977	11.715861	8.62%	0
2012*	10.000000	10.785977	7.86%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.595307	13.138995	4.32%	0
2015	13.599214	12.595307	-7.38%	0
2014	12.825132	13.599214	6.04%	0
2013	10.040834	12.825132	27.73%	0
2012*	10.000000	10.040834	0.41%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	22.685076	23.264663	2.55%	0
2015	22.983055	22.685076	-1.30%	0
2014	21.600944	22.983055	6.40%	0
2013	18.342165	21.600944	17.77%	0
2012	16.458761	18.342165	11.44%	0
2011	16.518952	16.458761	-0.36%	0
2010	15.542513	16.518952	6.28%	0
2009	12.590316	15.542513	23.45%	0
2008	15.258723	12.590316	-17.49%	0
2007	14.075967	15.258723	8.40%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.759554	9.807244	0.49%	0
2015*	10.000000	9.759554	-2.40%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	31.801846	31.869939	0.21%	83
2015	28.901709	31.801846	10.03%	91
2014	27.106237	28.901709	6.62%	104
2013	21.067810	27.106237	28.66%	279
2012	17.304362	21.067810	21.75%	281
2011	18.916137	17.304362	-8.52%	294
2010	18.072129	18.916137	4.67%	117
2009	12.590862	18.072129	43.53%	243
2008	23.000687	12.590862	-45.26%	248
2007	17.126273	23.000687	34.30%	55
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.617036	16.359616	11.92%	0
2015	14.209698	14.617036	2.87%	0
2014	13.219712	14.209698	7.49%	0
2013	9.932885	13.219712	33.09%	0
2012*	10.000000	9.932885	-0.67%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	25.804300	23.665264	-8.29%	165
2015	28.785152	25.804300	-10.36%	156
2014	33.314737	28.785152	-13.60%	119
2013	29.655511	33.314737	12.34%	116
2012	26.656151	29.655511	11.25%	586
2011	40.076870	26.656151	-33.49%	0
2010	32.610823	40.076870	22.89%	0
2009	18.525861	32.610823	76.03%	0
2008	39.453098	18.525861	-53.04%	0
2007	31.353876	39.453098	25.83%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.231097	8.585690	18.73%	0
2015	9.201764	7.231097	-21.42%	0
2014	9.816126	9.201764	-6.26%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.947561	-0.52%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.385608	13.246935	6.95%	0
2015	12.876115	12.385608	-3.81%	0
2014	14.160071	12.876115	-9.07%	0
2013	10.200379	14.160071	38.82%	0
2012*	10.000000	10.200379	2.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	26.414110	29.543420	11.85%	1,580
2015	27.124269	26.414110	-2.62%	3,659
2014	25.038792	27.124269	8.33%	3,974
2013	18.784931	25.038792	33.29%	4,226
2012	16.491322	18.784931	13.91%	6,378
2011	16.854563	16.491322	-2.16%	4,909
2010	15.416671	16.854563	9.33%	4,238
2009	12.807783	15.416671	20.37%	5,267
2008	19.372778	12.807783	-33.89%	1,462
2007	18.318570	19.372778	5.75%	7
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.377499	15.697494	2.08%	0
2015	14.713506	15.377499	4.51%	1,376
2014	14.800315	14.713506	-0.59%	1,376
2013	11.796298	14.800315	25.47%	1,376
2012	10.351608	11.796298	13.96%	1,376
2011	10.720815	10.351608	-3.44%	1,376
2010*	10.000000	10.720815	7.21%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.708973	10.101943	4.05%	0
2015*	10.000000	9.708973	-2.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	12.379052	12.882287	4.07%	804
2015	12.698828	12.379052	-2.52%	804
2014	12.009836	12.698828	5.74%	1,317
2013	12.288834	12.009836	-2.27%	1,363
2012	11.449331	12.288834	7.33%	1,363
2011	11.049723	11.449331	3.62%	1,723
2010	10.519334	11.049723	5.04%	2,143
2009	9.783489	10.519334	7.52%	2,336
2008	11.114815	9.783489	-11.98%	7,415
2007	10.747251	11.114815	3.42%	6,293

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	21.111857	22.949852	8.71%	0
2015	21.732430	21.111857	-2.86%	0
2014	21.487226	21.732430	1.14%	0
2013	23.956634	21.487226	-10.31%	0
2012	20.675874	23.956634	15.87%	0
2011	19.677809	20.675874	5.07%	0
2010	18.241042	19.677809	7.88%	0
2009	14.261747	18.241042	27.90%	0
2008	17.064754	14.261747	-16.43%	0
2007	16.318002	17.064754	4.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.203512	9.271474	13.02%	0
2015*	10.000000	8.203512	-17.96%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.090350	16.466930	9.12%	0
2015	16.536568	15.090350	-8.75%	0
2014	17.177120	16.536568	-3.73%	0
2013	13.245886	17.177120	29.68%	0
2012	10.989027	13.245886	20.54%	0
2011	11.281443	10.989027	-2.59%	0
2010*	10.000000	11.281443	12.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.704429	24.467351	18.17%	361
2015	22.041574	20.704429	-6.07%	542
2014	19.852310	22.041574	11.03%	518
2013	15.337695	19.852310	29.43%	452
2012	13.634017	15.337695	12.50%	5,035
2011	13.802178	13.634017	-1.22%	3,810
2010	12.408774	13.802178	11.23%	4,193
2009*	10.000000	12.408774	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.069845	15.076100	7.15%	44,144
2015	14.173682	14.069845	-0.73%	37,935
2014	13.733446	14.173682	3.21%	39,467
2013	11.332197	13.733446	21.19%	41,104
2012	9.962813	11.332197	13.74%	34,948
2011	10.041443	9.962813	-0.78%	46,964
2010	9.119112	10.041443	10.11%	33,733
2009	7.516796	9.119112	21.32%	33,183
2008	10.889310	7.516796	-30.97%	52,615
2007	10.437649	10.889310	4.33%	35,408

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.155397	11.256925	0.91%	4,499
2015	11.374590	11.155397	-1.93%	4,683
2014	11.022540	11.374590	3.19%	4,788
2013	11.509405	11.022540	-4.23%	5,259
2012	11.154904	11.509405	3.18%	7,235
2011	10.732937	11.154904	3.93%	8,232
2010	10.301441	10.732937	4.19%	9,496
2009	9.344260	10.301441	10.24%	9,111
2008	10.547109	9.344260	-11.40%	34,141
2007	10.419772	10.547109	1.22%	32,978
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.700635	15.463347	-1.51%	1,335
2015	14.991293	15.700635	4.73%	3,303
2014	14.975661	14.991293	0.10%	3,426
2013	11.842648	14.975661	26.46%	3,472
2012	9.868315	11.842648	20.01%	3,602
2011	11.069150	9.868315	-10.85%	3,712
2010	10.117159	11.069150	9.41%	1,733
2009	7.268248	10.117159	39.20%	1,670
2008	12.049870	7.268248	-39.68%	2,017
2007	10.719544	12.049870	12.41%	387
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.997800	16.079854	7.21%	871
2015	14.335786	14.997800	4.62%	3,445
2014	13.495092	14.335786	6.23%	3,485
2013	10.592016	13.495092	27.41%	3,291
2012	9.178394	10.592016	15.40%	3,792
2011	9.796069	9.178394	-6.31%	3,926
2010	8.431393	9.796069	16.19%	3,215
2009	6.180334	8.431393	36.42%	3,773
2008	11.270518	6.180334	-45.16%	3,830
2007	10.247234	11.270518	9.99%	2,397
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.986218	14.181475	9.20%	1,439
2015	13.068798	12.986218	-0.63%	1,571
2014	12.061248	13.068798	8.35%	1,654
2013	9.227568	12.061248	30.71%	2,629
2012	8.019205	9.227568	15.07%	2,605
2011	8.344149	8.019205	-3.89%	3,671
2010	7.648876	8.344149	9.09%	3,467
2009	5.953882	7.648876	28.47%	3,533
2008	9.779553	5.953882	-39.12%	46,151
2007*	10.000000	9.779553	-2.20%	36,028

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	22.380565	25.867531	15.58%	379
2015	24.354500	22.380565	-8.11%	439
2014	22.745360	24.354500	7.07%	523
2013	17.101632	22.745360	33.00%	603
2012	14.722794	17.101632	16.16%	2,393
2011	15.368721	14.722794	-4.20%	795
2010	13.542579	15.368721	13.48%	1,467
2009	10.740570	13.542579	26.09%	1,128
2008	17.404482	10.740570	-38.29%	1,617
2007	18.181092	17.404482	-4.27%	2,555
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.261216	9.375025	1.23%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.913914	11.950640	9.50%	0
2015	11.464849	10.913914	-4.81%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.749782	11.494214	6.93%	0
2015	11.131785	10.749782	-3.43%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	18.861213	21.166272	12.22%	773
2015	19.701110	18.861213	-4.26%	777
2014	19.543386	19.701110	0.81%	780
2013	18.568163	19.543386	5.25%	0
2012	16.489682	18.568163	12.60%	0
2011	16.157331	16.489682	2.06%	0
2010	14.525859	16.157331	11.23%	0
2009	10.121237	14.525859	43.52%	0
2008	14.298459	10.121237	-29.21%	0
2007	14.104945	14.298459	1.37%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.441796	13.887367	11.62%	0
2015	12.809764	12.441796	-2.87%	0
2014	12.229160	12.809764	4.75%	0
2013	8.667391	12.229160	41.09%	0
2012	7.547054	8.667391	14.84%	0
2011	8.690267	7.547054	-13.16%	0
2010	7.661662	8.690267	13.43%	0
2009	5.095443	7.661662	50.36%	0
2008*	10.000000	5.095443	-49.05%	273

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.430604	15.620009	8.24%	1,456
2015	14.741852	14.430604	-2.11%	1,684
2014	13.570562	14.741852	8.63%	2,186
2013	9.963831	13.570562	36.20%	2,520
2012	9.100603	9.963831	9.49%	2,764
2011	9.570204	9.100603	-4.91%	3,112
2010	7.879127	9.570204	21.46%	4,260
2009	6.106026	7.879127	29.04%	8,981
2008*	10.000000	6.106026	-38.94%	10,586
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.071335	12.859177	6.53%	0
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	12.013058	12.530727	4.31%	10,493
2015	12.351672	12.013058	-2.74%	10,493
2014	12.047546	12.351672	2.52%	10,493
2013	10.689127	12.047546	12.71%	10,473
2012	9.791400	10.689127	9.17%	10,473
2011	10.096181	9.791400	-3.02%	738
2010	9.302682	10.096181	8.53%	0
2009	7.898055	9.302682	17.78%	0
2008*	10.000000	7.898055	-21.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.209243	12.881021	5.50%	0
2015	12.587649	12.209243	-3.01%	5,012
2014	12.230803	12.587649	2.92%	5,074
2013	10.262027	12.230803	19.19%	5,484
2012	9.186597	10.262027	11.71%	5,539
2011	9.678850	9.186597	-5.09%	5,509
2010	8.760766	9.678850	10.48%	199
2009	7.177820	8.760766	22.05%	108
2008*	10.000000	7.177820	-28.22%	25

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.362705	11.685343	2.84%	2,129
2015	11.644681	11.362705	-2.42%	2,247
2014	11.463574	11.644681	1.58%	2,374
2013	11.113606	11.463574	3.15%	2,496
2012	10.517582	11.113606	5.67%	7,366
2011	10.550197	10.517582	-0.31%	7,548
2010	10.049218	10.550197	4.99%	7,734
2009	9.045270	10.049218	11.10%	3,000
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.210239	10.594873	3.77%	0
2015	10.852845	10.210239	-5.92%	0
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.152619	10.600518	4.41%	0
2015	10.857704	10.152619	-6.49%	0
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.139533	12.737951	4.93%	22,159
2015	12.482534	12.139533	-2.75%	27,165
2014	12.143433	12.482534	2.79%	27,619
2013	10.486339	12.143433	15.80%	31,627
2012	9.493730	10.486339	10.46%	27,441
2011	9.888232	9.493730	-3.99%	18,484
2010	9.032136	9.888232	9.48%	3,818
2009	7.534670	9.032136	19.87%	3,848
2008*	10.000000	7.534670	-24.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.121100	12.820152	5.77%	20,100
2015	12.519506	12.121100	-3.18%	20,100
2014	12.180379	12.519506	2.78%	20,100
2013	9.970461	12.180379	22.16%	20,100
2012	8.852121	9.970461	12.63%	20,100
2011	9.446193	8.852121	-6.29%	20,100
2010	8.480594	9.446193	11.39%	20,100
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	31

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.840961	12.338365	4.20%	0
2015	12.175434	11.840961	-2.75%	0
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	3,857
2012	10.061041	10.882906	8.17%	3,808
2011	10.262408	10.061041	-1.96%	3,858
2010	9.574869	10.262408	7.18%	0
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.698630	12.075913	3.23%	1,064
2015	12.006669	11.698630	-2.57%	1,254
2014	11.668360	12.006669	2.90%	1,709
2013	12.128324	11.668360	-3.79%	1,879
2012	11.479579	12.128324	5.65%	1,921
2011	10.991856	11.479579	4.44%	2,094
2010	10.472120	10.991856	4.96%	1,696
2009	9.810381	10.472120	6.75%	4,494
2008*	10.000000	9.810381	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.723700	12.925239	1.58%	0
2015	13.011044	12.723700	-2.21%	0
2014	12.619991	13.011044	3.10%	0
2013	13.106782	12.619991	-3.71%	0
2012	12.447959	13.106782	5.29%	426
2011	11.940533	12.447959	4.25%	426
2010	11.235352	11.940533	6.28%	0
2009	9.816183	11.235352	14.46%	0
2008*	10.000000	9.816183	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	24.441041	25.823540	5.66%	710
2015	29.682317	24.441041	-17.66%	719
2014	32.031239	29.682317	-7.33%	642
2013	32.446047	32.031239	-1.28%	0
2012	28.214644	32.446047	15.00%	0
2011	37.081218	28.214644	-23.91%	0
2010	32.543435	37.081218	13.94%	0
2009	20.299459	32.543435	60.32%	0
2008	49.088004	20.299459	-58.65%	0
2007	34.396680	49.088004	42.71%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.401033	12.281207	-0.97%	1,682
2015	12.629231	12.401033	-1.81%	1,864
2014	12.286278	12.629231	2.79%	2,299
2013	13.027084	12.286278	-5.69%	2,522
2012	12.859823	13.027084	1.30%	11,049
2011	12.196707	12.859823	5.44%	3,266
2010	11.841388	12.196707	3.00%	3,624
2009	11.730769	11.841388	0.94%	7,020
2008	11.078405	11.730769	5.89%	8,291
2007	10.518089	11.078405	5.33%	7,014
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.327011	9.169577	-1.69%	465
2015	9.488306	9.327011	-1.70%	449
2014	9.652396	9.488306	-1.70%	4,367
2013	9.819323	9.652396	-1.70%	490
2012	9.989602	9.819323	-1.70%	8,301
2011	10.161875	9.989602	-1.70%	6,458
2010	10.337602	10.161875	-1.70%	9,693
2009	10.511969	10.337602	-1.66%	12,852
2008	10.478564	10.511969	0.32%	25,808
2007	10.173209	10.478564	3.00%	14,329
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.275452	8.186707	-1.07%	0
2015	8.698760	8.275452	-4.87%	0
2014	8.913363	8.698760	-2.41%	0
2013	7.712871	8.913363	15.56%	9
2012	6.809681	7.712871	13.26%	11
2011	7.696934	6.809681	-11.53%	20
2010	6.928966	7.696934	11.08%	19
2009	5.445149	6.928966	27.25%	0
2008*	10.000000	5.445149	-45.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.210492	9.101700	-1.18%	326
2015	9.501783	9.210492	-3.07%	345
2014	10.303705	9.501783	-7.78%	364
2013	8.661863	10.303705	18.95%	382
2012	7.454397	8.661863	16.20%	429
2011	8.701155	7.454397	-14.33%	897
2010	8.241771	8.701155	5.57%	938
2009	6.519215	8.241771	26.42%	979
2008	11.653883	6.519215	-44.06%	1,026
2007	10.838892	11.653883	7.52%	1,472

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	23.072770	24.829067	7.61%	3,230
2015	23.708454	23.072770	-2.68%	3,235
2014	22.973178	23.708454	3.20%	2,052
2013	18.366053	22.973178	25.09%	2,054
2012	16.120682	18.366053	13.93%	2,057
2011	17.070018	16.120682	-5.56%	2,061
2010	15.148905	17.070018	12.68%	14,400
2009	12.114945	15.148905	25.04%	14,404
2008	19.514699	12.114945	-37.92%	14,409
2007	18.737590	19.514699	4.15%	13,610
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.899909	15.570464	4.50%	16
2015	15.183966	14.899909	-1.87%	16
2014	14.769342	15.183966	2.81%	16
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	588
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.959497	17.962277	5.91%	11,619
2015	17.345066	16.959497	-2.22%	12,535
2014	16.770944	17.345066	3.42%	13,444
2013	14.277565	16.770944	17.46%	13,990
2012	12.939906	14.277565	10.34%	8,764
2011	13.287558	12.939906	-2.62%	559
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.555228	13.893574	2.50%	2,985
2015	13.753235	13.555228	-1.44%	2,987
2014	13.467169	13.753235	2.12%	2,989
2013	13.068618	13.467169	3.05%	2,991
2012	12.640931	13.068618	3.38%	2,994
2011	12.492878	12.640931	1.19%	10,079
2010	12.001664	12.492878	4.09%	10,079
2009	11.192423	12.001664	7.23%	10,079
2008	12.115711	11.192423	-7.62%	12,564
2007	11.696954	12.115711	3.58%	10,079
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.184425	10.583218	3.92%	0
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.121357	10.641350	5.14%	0
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	18.543411	19.531135	5.33%	37,320
2015	18.927460	18.543411	-2.03%	37,740
2014	18.306317	18.927460	3.39%	38,167
2013	15.967796	18.306317	14.65%	38,548
2012	14.659593	15.967796	8.92%	40,439
2011	14.918601	14.659593	-1.74%	84,832
2010	13.683133	14.918601	9.03%	88,972
2009	11.683976	13.683133	17.11%	99,631
2008	15.475992	11.683976	-24.50%	98,366
2007	14.901735	15.475992	3.85%	82,027
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	21.183275	22.590346	6.64%	20,763
2015	21.708065	21.183275	-2.42%	23,338
2014	21.040498	21.708065	3.17%	23,585
2013	17.490352	21.040498	20.30%	23,660
2012	15.641258	17.490352	11.82%	22,654
2011	16.256941	15.641258	-3.79%	16,458
2010	14.656816	16.256941	10.92%	17,277
2009	11.986491	14.656816	22.28%	13,613
2008	17.773319	11.986491	-32.56%	14,471
2007	17.034678	17.773319	4.34%	11,359
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	16.129457	16.760259	3.91%	4,806
2015	16.413425	16.129457	-1.73%	4,809
2014	15.941727	16.413425	2.96%	4,813
2013	14.677045	15.941727	8.62%	4,817
2012	13.820321	14.677045	6.20%	4,037
2011	13.774685	13.820321	0.33%	3,129
2010	12.913074	13.774685	6.67%	3,081
2009	11.466673	12.913074	12.61%	3,024
2008	13.730727	11.466673	-16.49%	2,953
2007	13.196251	13.730727	4.05%	8,642
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.600034	22.955457	1.57%	2,079
2015	21.933146	22.600034	3.04%	2,180
2014	20.552673	21.933146	6.72%	6,886
2013	15.341284	20.552673	33.97%	7,047
2012	13.179314	15.341284	16.40%	7,500
2011	13.749831	13.179314	-4.15%	7,908
2010	12.889699	13.749831	6.67%	8,228
2009*	10.000000	12.889699	28.90%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.537981	10.177714	6.71%	0
2015	9.925991	9.537981	-3.91%	0
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.963836	10.778820	8.18%	0
2015	10.121830	9.963836	-1.56%	0
2014*	10.000000	10.121830	1.22%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	31.802564	37.606620	18.25%	141
2015	33.193791	31.802564	-4.19%	150
2014	30.860662	33.193791	7.56%	158
2013	23.596073	30.860662	30.79%	166
2012	20.434535	23.596073	15.47%	602
2011	21.329936	20.434535	-4.20%	351
2010	17.193492	21.329936	24.06%	192
2009	12.789853	17.193492	34.43%	201
2008	20.478657	12.789853	-37.55%	525
2007	19.370427	20.478657	5.72%	311
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	14.248230	15.217804	6.80%	0
2015	14.926060	14.248230	-4.54%	0
2014	14.616534	14.926060	2.12%	0
2013	15.038426	14.616534	-2.81%	0
2012	13.629522	15.038426	10.34%	0
2011	13.135866	13.629522	3.76%	2,756
2010	12.083619	13.135866	8.71%	2,731
2009	9.883035	12.083619	22.27%	2,650
2008	12.155901	9.883035	-18.70%	4,334
2007	11.820574	12.155901	2.84%	3,169
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.304247	9.879164	-4.13%	1,326
2015	10.551539	10.304247	-2.34%	1,573
2014	10.881151	10.551539	-3.03%	2,045
2013	9.142317	10.881151	19.02%	2,361
2012	8.051216	9.142317	13.55%	2,590
2011	9.062326	8.051216	-11.16%	6,892
2010	8.100611	9.062326	11.87%	9,750
2009	6.054548	8.100611	33.79%	12,186
2008*	10.000000	6.054548	-39.45%	12,582

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	14.020743	14.469616	3.20%	292
2015	15.068802	14.020743	-6.96%	297
2014	16.971863	15.068802	-11.21%	265
2013	14.262964	16.971863	18.99%	0
2012	12.396772	14.262964	15.05%	0
2011	15.087246	12.396772	-17.83%	0
2010	14.493621	15.087246	4.10%	0
2009	11.384808	14.493621	27.31%	0
2008	21.640374	11.384808	-47.39%	0
2007	21.436127	21.640374	0.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.280374	14.317645	0.26%	579
2015	14.086480	14.280374	1.38%	666
2014	13.009812	14.086480	8.28%	863
2013	9.846233	13.009812	32.13%	1,236
2012	8.624835	9.846233	14.16%	1,731
2011	9.066774	8.624835	-4.87%	1,469
2010	7.995483	9.066774	13.40%	2,535
2009	6.288065	7.995483	27.15%	5,086
2008*	10.000000	6.288065	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.692602	14.479495	14.08%	0
2015	13.371647	12.692602	-5.08%	0
2014	12.338983	13.371647	8.37%	0
2013	9.296096	12.338983	32.73%	0
2012	8.042434	9.296096	15.59%	384
2011	8.712042	8.042434	-7.69%	0
2010	7.860693	8.712042	10.83%	0
2009	6.276217	7.860693	25.25%	0
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.825497	14.414117	4.26%	1,210
2015	14.113403	13.825497	-2.04%	1,810
2014	13.842586	14.113403	1.96%	2,121
2013	10.159648	13.842586	36.25%	1,935
2012	9.015486	10.159648	12.69%	2,112
2011	9.598319	9.015486	-6.07%	2,345
2010	7.720646	9.598319	24.32%	3,299
2009	6.198650	7.720646	24.55%	4,433
2008*	10.000000	6.198650	-38.01%	3,324

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.205808	18.733961	15.60%	732
2015	16.975956	16.205808	-4.54%	845
2014	14.757742	16.975956	15.03%	1,054
2013	11.065093	14.757742	33.37%	1,275
2012	9.675375	11.065093	14.36%	1,430
2011	10.076273	9.675375	-3.98%	1,604
2010	8.568256	10.076273	17.60%	2,823
2009	6.680815	8.568256	28.25%	4,172
2008*	10.000000	6.680815	-33.19%	6,252
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	21.754764	23.109250	6.23%	0
2015	22.014429	21.754764	-1.18%	0
2014	21.840806	22.014429	0.79%	0
2013	15.434684	21.840806	41.50%	0
2012	13.884361	15.434684	11.17%	0
2011	14.246687	13.884361	-2.54%	1,375
2010	11.584600	14.246687	22.98%	1,375
2009	9.265881	11.584600	25.02%	1,375
2008	17.631567	9.265881	-47.45%	1,375
2007	16.381818	17.631567	7.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	30.501408	37.664583	23.48%	249
2015	33.111468	30.501408	-7.88%	284
2014	31.549689	33.111468	4.95%	311
2013	22.921069	31.549689	37.64%	365
2012	19.382715	22.921069	18.26%	388
2011	20.854531	19.382715	-7.06%	419
2010	16.774034	20.854531	24.33%	430
2009	13.558015	16.774034	23.72%	472
2008	20.373659	13.558015	-33.45%	489
2007	22.343246	20.373659	-8.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	28.143842	33.903853	20.47%	351
2015	29.183666	28.143842	-3.56%	907
2014	29.524266	29.183666	-1.15%	927
2013	21.369151	29.524266	38.16%	904
2012	18.866762	21.369151	13.26%	960
2011	20.374791	18.866762	-7.40%	5,186
2010	16.584203	20.374791	22.86%	4,827
2009	12.550074	16.584203	32.14%	5,332
2008	20.711245	12.550074	-39.40%	6,105
2007	20.679636	20.711245	0.15%	4,875

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	21.388690	23.372181	9.27%	1,018
2015	21.615524	21.388690	-1.05%	1,182
2014	19.665564	21.615524	9.92%	1,530
2013	15.295902	19.665564	28.57%	1,760
2012	13.668346	15.295902	11.91%	1,923
2011	13.851856	13.668346	-1.32%	2,180
2010	12.445536	13.851856	11.30%	3,291
2009	10.083723	12.445536	23.42%	5,859
2008	17.569268	10.083723	-42.61%	7,158
2007	16.567058	17.569268	6.05%	3,618
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.792348	13.478067	5.36%	988
2015	13.794413	12.792348	-7.26%	990
2014	10.911489	13.794413	26.42%	993
2013	10.808349	10.911489	0.95%	995
2012	9.513349	10.808349	13.61%	997
2011	9.117820	9.513349	4.34%	1,948
2010	7.144713	9.117820	27.62%	2,168
2009	5.569001	7.144713	28.29%	2,348
2008*	10.000000	5.569001	-44.31%	2,162
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.868379	14.091863	9.51%	0
2015	12.968643	12.868379	-0.77%	0
2014	11.667162	12.968643	11.16%	0
2013*	10.000000	11.667162	16.67%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.055677	10.131505	0.75%	803
2015	10.264591	10.055677	-2.04%	1,054
2014	10.390782	10.264591	-1.21%	1,831
2013	10.559348	10.390782	-1.60%	2,014
2012	10.376793	10.559348	1.76%	2,019
2011	10.420487	10.376793	-0.42%	2,175
2010	10.350221	10.420487	0.68%	2,895
2009	9.830311	10.350221	5.29%	2,595
2008*	10.000000	9.830311	-1.70%	1,204
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.046089	14.313391	18.82%	0
2015	12.883401	12.046089	-6.50%	0
2014	12.535651	12.883401	2.77%	0
2013*	10.000000	12.535651	25.36%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.723442	13.641211	-0.60%	1,061
2015	14.527845	13.723442	-5.54%	1,249
2014	16.089992	14.527845	-9.71%	1,603
2013	13.629435	16.089992	18.05%	1,796
2012	11.596824	13.629435	17.53%	1,981
2011	13.471087	11.596824	-13.91%	2,223
2010	12.886142	13.471087	4.54%	3,914
2009*	10.000000	12.886142	28.86%	6,442
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	13.175803	12.717219	-3.48%	0
2015	13.201963	13.175803	-0.20%	0
2014	13.884918	13.201963	-4.92%	0
2013	11.987167	13.884918	15.83%	0
2012	10.292858	11.987167	16.46%	0
2011	11.943459	10.292858	-13.82%	0
2010	9.957615	11.943459	19.94%	0
2009	7.530839	9.957615	32.22%	0
2008	14.303521	7.530839	-47.35%	464
2007	14.099226	14.303521	1.45%	2,543
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	28.944934	29.638376	2.40%	0
2015	29.155483	28.944934	-0.72%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	10.029857	9.980033	-0.50%	1,488
2015	10.184595	10.029857	-1.52%	1,622
2014	10.297917	10.184595	-1.10%	2,043
2013	10.411789	10.297917	-1.09%	2,114
2012	10.125982	10.411789	2.82%	1,962
2011	10.270957	10.125982	-1.41%	1,978
2010	9.924075	10.270957	3.50%	1,536
2009	8.908440	9.924075	11.40%	4,239
2008	10.468312	8.908440	-14.90%	7,360
2007	10.165281	10.468312	2.98%	9,133
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	23.453225	25.329374	8.00%	0
2015	23.969959	23.453225	-2.16%	0
2014	22.091013	23.969959	8.51%	0
2013	16.331631	22.091013	35.27%	0
2012	14.970977	16.331631	9.09%	231
2011	15.713411	14.970977	-4.72%	231
2010	13.011216	15.713411	20.77%	0
2009	10.071209	13.011216	29.19%	247
2008	16.919113	10.071209	-40.47%	506
2007	15.995506	16.919113	5.77%	4,494

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	29.699454	29.150051	-1.85%	129
2015	29.142872	29.699454	1.91%	137
2014	29.049621	29.142872	0.32%	145
2013	23.270767	29.049621	24.83%	0
2012	19.573342	23.270767	18.89%	0
2011	21.767378	19.573342	-10.08%	0
2010	19.138232	21.767378	13.74%	0
2009	13.971006	19.138232	36.99%	0
2008	23.819814	13.971006	-41.35%	0
2007	22.844786	23.819814	4.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.594353	10.022591	4.46%	0
2015	10.009711	9.594353	-4.15%	0
2014	9.935290	10.009711	0.75%	0
2013	10.144346	9.935290	-2.06%	0
2012*	10.000000	10.144346	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.131402	8.732838	-4.36%	0
2015	9.009507	9.131402	1.35%	0
2014*	10.000000	9.009507	-9.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	23.259863	25.448987	9.41%	968
2015	22.949132	23.259863	1.35%	1,123
2014	21.146639	22.949132	8.52%	1,452
2013	16.366709	21.146639	29.21%	1,742
2012	14.278780	16.366709	14.62%	2,142
2011	14.571030	14.278780	-2.01%	2,080
2010	12.797538	14.571030	13.86%	3,137
2009	10.171462	12.797538	25.82%	26,103
2008	16.860008	10.171462	-39.67%	6,019
2007	16.469437	16.860008	2.37%	3,280
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	32.110324	37.144367	15.68%	70
2015	34.785456	32.110324	-7.69%	74
2014	31.693294	34.785456	9.76%	78
2013	22.927266	31.693294	38.23%	82
2012	19.822086	22.927266	15.67%	96
2011	20.656451	19.822086	-4.04%	265
2010	17.076263	20.656451	20.97%	276
2009	12.690879	17.076263	34.56%	288
2008	20.825139	12.690879	-39.06%	2,468
2007	21.486399	20.825139	-3.08%	868

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.191387	10.201628	10.99%	0
2015	10.296406	9.191387	-10.73%	0
2014	10.427049	10.296406	-1.25%	0
2013	10.595789	10.427049	-1.59%	0
2012*	10.000000	10.595789	5.96%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.734867	9.721362	11.29%	0
2015	9.101190	8.734867	-4.03%	0
2014	9.130346	9.101190	-0.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.617598	10.740639	1.16%	0
2015	11.636159	10.617598	-8.75%	0
2014	11.801877	11.636159	-1.40%	0
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	97
2010	10.841398	11.655907	7.51%	98
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.150585	11.104592	-0.41%	591
2015	11.319791	11.150585	-1.49%	6,942
2014	11.430031	11.319791	-0.96%	7,147
2013	11.654767	11.430031	-1.93%	7,284
2012	11.212140	11.654767	3.95%	8,812
2011	11.291696	11.212140	-0.70%	8,912
2010	10.920652	11.291696	3.40%	5,427
2009*	10.000000	10.920652	9.21%	1,886
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.087343	0.87%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.442267	10.530441	0.84%	0
2015	10.587320	10.442267	-1.37%	0
2014	10.339516	10.587320	2.40%	0
2013	10.738805	10.339516	-3.72%	0
2012	9.977132	10.738805	7.63%	0
2011*	10.000000	9.977132	-0.23%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	18.292650	20.683032	13.07%	0
2015	20.123908	18.292650	-9.10%	0
2014	18.487671	20.123908	8.85%	0
2013	13.861733	18.487671	33.37%	0
2012	11.836773	13.861733	17.11%	0
2011	12.627166	11.836773	-6.26%	0
2010	11.230666	12.627166	12.43%	0
2009	8.801105	11.230666	27.61%	0
2008	14.605472	8.801105	-39.74%	0
2007	15.814500	14.605472	-7.65%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.322272	3.22%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	17.294739	16.584400	-4.11%	0
2015	17.569240	17.294739	-1.56%	0
2014	19.172587	17.569240	-8.36%	0
2013	15.229073	19.172587	25.89%	0
2012	12.707935	15.229073	19.84%	0
2011	15.562903	12.707935	-18.34%	0
2010	14.389186	15.562903	8.16%	0
2009	11.744881	14.389186	22.51%	0
2008	21.317895	11.744881	-44.91%	0
2007	20.014021	21.317895	6.51%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	31.005791	27.213906	-12.23%	0
2015	28.044718	31.005791	10.56%	0
2014	21.741054	28.044718	28.99%	0
2013	14.694301	21.741054	47.96%	142
2012	11.411460	14.694301	28.77%	82
2011	10.516214	11.411460	8.51%	82
2010*	10.000000	10.516214	5.16%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.488215	7.753425	41.27%	0
2015	8.389247	5.488215	-34.58%	0
2014	10.549928	8.389247	-20.48%	0
2013	9.709583	10.549928	8.65%	0
2012*	10.000000	9.709583	-2.90%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.391522	7.601069	40.98%	0
2015	8.263698	5.391522	-34.76%	0
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	18.991795	19.397100	2.13%	0
2015	19.941225	18.991795	-4.76%	0
2014	18.408504	19.941225	8.33%	0
2013	13.982633	18.408504	31.65%	0
2012	12.233505	13.982633	14.30%	0
2011	13.356549	12.233505	-8.41%	0
2010	12.094407	13.356549	10.44%	0
2009	9.683170	12.094407	24.90%	0
2008	15.854512	9.683170	-38.92%	0
2007	14.670192	15.854512	8.07%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	17.084243	18.082872	5.85%	0
2015	17.165300	17.084243	-0.47%	0
2014	14.791120	17.165300	16.05%	0
2013	12.577739	14.791120	17.60%	0
2012	11.320232	12.577739	11.11%	0
2011	10.814236	11.320232	4.68%	0
2010	9.710622	10.814236	11.37%	0
2009	8.556198	9.710622	13.49%	0
2008	12.279411	8.556198	-30.32%	0
2007	11.610972	12.279411	5.76%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.349585	19.120142	-1.19%	0
2015	19.423171	19.349585	-0.38%	0
2014	19.023922	19.423171	2.10%	0
2013	13.835116	19.023922	37.50%	0
2012	11.691049	13.835116	18.34%	0
2011	12.590498	11.691049	-7.14%	0
2010*	10.000000	12.590498	25.90%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	21.875813	23.170864	5.92%	0
2015	22.914709	21.875813	-4.53%	0
2014	23.757157	22.914709	-3.55%	0
2013	16.087110	23.757157	47.68%	0
2012	15.171806	16.087110	6.03%	219
2011	16.177314	15.171806	-6.22%	219
2010	12.981380	16.177314	24.62%	0
2009	8.651424	12.981380	50.05%	0
2008	15.025354	8.651424	-42.42%	0
2007	13.431621	15.025354	11.87%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.053331	11.225990	1.56%	0
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	23.532724	25.681728	9.13%	0
2015	23.614969	23.532724	-0.35%	0
2014	21.992417	23.614969	7.38%	0
2013	16.630891	21.992417	32.24%	0
2012	14.438026	16.630891	15.19%	276
2011	13.853680	14.438026	4.22%	895
2010	12.500366	13.853680	10.83%	5,277
2009	10.571782	12.500366	18.24%	6,184
2008	18.144090	10.571782	-41.73%	6,866
2007	17.612985	18.144090	3.02%	8,708
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	31.200744	38.256744	22.61%	56
2015	33.673966	31.200744	-7.34%	64
2014	31.459395	33.673966	7.04%	4,122
2013	23.263995	31.459395	35.23%	7,289
2012	19.987746	23.263995	16.39%	9,189
2011	22.262631	19.987746	-10.22%	10,668
2010	17.899440	22.262631	24.38%	9,647
2009	12.770620	17.899440	40.16%	8,105
2008	20.230378	12.770620	-36.87%	7,611
2007	20.282891	20.230378	-0.26%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.659799	12.984597	2.57%	685
2015	13.211386	12.659799	-4.18%	720
2014	13.017171	13.211386	1.49%	26,380
2013	14.476590	13.017171	-10.08%	65,672
2012	13.721610	14.476590	5.50%	73,568
2011	12.497477	13.721610	9.80%	88,419
2010	12.100594	12.497477	3.28%	91,113
2009	11.174654	12.100594	8.29%	83,672
2008	11.557301	11.174654	-3.31%	91,488
2007	10.744215	11.557301	7.57%	34,516

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	21.922692	24.383315	11.22%	0
2015	23.724581	21.922692	-7.60%	0
2014	21.496310	23.724581	10.37%	0
2013	16.148867	21.496310	33.11%	0
2012	14.360944	16.148867	12.45%	0
2011	14.210230	14.360944	1.06%	138
2010	12.702518	14.210230	11.87%	927
2009	10.977647	12.702518	15.71%	1,416
2008	17.118633	10.977647	-35.87%	1,484
2007	17.501112	17.118633	-2.19%	3,771
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	21.939001	26.453221	20.58%	1,336
2015	22.688162	21.939001	-3.30%	1,197
2014	19.866235	22.688162	14.20%	5,717
2013	15.565748	19.866235	27.63%	30,856
2012	13.631589	15.565748	14.19%	57,359
2011	13.991845	13.631589	-2.57%	60,759
2010	11.969492	13.991845	16.90%	59,211
2009	9.385566	11.969492	27.53%	70,302
2008	12.654442	9.385566	-25.83%	48,775
2007	13.201290	12.654442	-4.14%	38,858
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.737612	11.104182	14.03%	0
2015*	10.000000	9.737612	-2.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.537422	14.827213	1.99%	0
2015	14.945997	14.537422	-2.73%	0
2014	14.923860	14.945997	0.15%	0
2013	13.275810	14.923860	12.41%	0
2012	12.288096	13.275810	8.04%	0
2011	12.978965	12.288096	-5.32%	0
2010	12.035254	12.978965	7.84%	0
2009*	10.000000	12.035254	20.35%	4,513
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.192196	10.189546	10.85%	0
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.765557	9.831075	0.67%	0
2015*	10.000000	9.765557	-2.34%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.632000	14.981834	28.80%	575
2015	12.657171	11.632000	-8.10%	598
2014	12.197325	12.657171	3.77%	574
2013*	10.000000	12.197325	21.97%	570

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.397956	11.769594	13.19%	2,153
2015	10.856344	10.397956	-4.22%	2,341
2014*	10.000000	10.856344	8.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	31.899888	39.406965	23.53%	950
2015	33.242517	31.899888	-4.04%	2,522
2014	32.186213	33.242517	3.28%	15,031
2013	23.280544	32.186213	38.25%	55,063
2012	20.473298	23.280544	13.71%	88,263
2011	20.720623	20.473298	-1.19%	109,716
2010	16.760592	20.720623	23.63%	115,826
2009	13.644443	16.760592	22.84%	8,561
2008	20.102320	13.644443	-32.13%	7,522
2007	20.597299	20.102320	-2.40%	3,362
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	23.869921	26.136670	9.50%	0
2015	24.085928	23.869921	-0.90%	0
2014	21.674639	24.085928	11.12%	6,077
2013	16.749922	21.674639	29.40%	11,761
2012	14.764267	16.749922	13.45%	19,566
2011	14.787085	14.764267	-0.15%	41,976
2010	13.140125	14.787085	12.53%	50,722
2009	10.610643	13.140125	23.84%	55,199
2008	17.230487	10.610643	-38.42%	59,265
2007	16.705238	17.230487	3.14%	55,139
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	20.779660	21.975600	5.76%	0
2015	21.739768	20.779660	-4.42%	0
2014	20.520863	21.739768	5.94%	1,904
2013	17.286242	20.520863	18.71%	7,878
2012	15.975323	17.286242	8.21%	30,820
2011	14.952491	15.975323	6.84%	33,046
2010	13.228460	14.952491	13.03%	10,694
2009	11.015450	13.228460	20.09%	8,471
2008	15.953656	11.015450	-30.95%	7,575
2007	15.198002	15.953656	4.97%	3,381
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	18.542259	21.277433	14.75%	0
2015	19.360898	18.542259	-4.23%	0
2014	19.448752	19.360898	-0.45%	0
2013	13.355199	19.448752	45.63%	0
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	0
2009	8.430458	10.416903	23.56%	0
2008	13.789376	8.430458	-38.86%	0
2007	15.821007	13.789376	-12.84%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.651508	10.331401	7.04%	0
2015	9.921864	9.651508	-2.72%	0
2014	10.041128	9.921864	-1.19%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	14.510195	13.618165	-6.15%	0
2015	15.784293	14.510195	-8.07%	0
2014	16.282113	15.784293	-3.06%	0
2013	14.272246	16.282113	14.08%	0
2012	13.203206	14.272246	8.10%	190
2011	14.221336	13.203206	-7.16%	190
2010	12.808384	14.221336	11.03%	190
2009	11.509681	12.808384	11.28%	0
2008	16.656504	11.509681	-30.90%	0
2007	15.463850	16.656504	7.71%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	13.144729	13.371465	1.72%	0
2015	13.437907	13.144729	-2.18%	0
2014	13.213100	13.437907	1.70%	8,744
2013	13.348274	13.213100	-1.01%	32,000
2012	12.413950	13.348274	7.53%	31,879
2011	12.387889	12.413950	0.21%	36,413
2010	11.644119	12.387889	6.39%	40,677
2009	9.863406	11.644119	18.05%	46,595
2008	10.859284	9.863406	-9.17%	50,634
2007	10.513347	10.859284	3.29%	50,647
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.460919	14.951678	3.39%	0
2015	14.796984	14.460919	-2.27%	0
2014	14.451944	14.796984	2.39%	28,103
2013	12.994518	14.451944	11.22%	60,231
2012	11.853500	12.994518	9.63%	70,736
2011	12.115952	11.853500	-2.17%	80,609
2010	10.956998	12.115952	10.58%	114,755
2009	8.996925	10.956998	21.79%	130,153
2008	12.237236	8.996925	-26.48%	151,050
2007	11.488747	12.237236	6.51%	116,290
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	15.004361	15.597977	3.96%	6,405
2015	15.342047	15.004361	-2.20%	8,056
2014	14.929274	15.342047	2.76%	52,688
2013	13.140604	14.929274	13.61%	107,479
2012	11.829064	13.140604	11.09%	343,595
2011	12.190669	11.829064	-2.97%	419,426
2010	10.852605	12.190669	12.33%	472,376
2009	8.592820	10.852605	26.30%	493,722
2008	13.015105	8.592820	-33.98%	521,128
2007	12.047375	13.015105	8.03%	525,871

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.646468	16.353289	4.52%	10,110
2015	16.009966	15.646468	-2.27%	12,551
2014	15.557219	16.009966	2.91%	18,809
2013	13.042099	15.557219	19.28%	28,458
2012	11.525200	13.042099	13.16%	51,907
2011	12.071604	11.525200	-4.53%	92,346
2010	10.601792	12.071604	13.86%	111,251
2009	8.225886	10.601792	28.88%	114,090
2008	13.541827	8.225886	-39.26%	118,785
2007	12.409354	13.541827	9.13%	110,989
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.989684	17.039350	31.18%	0
2015	16.683154	12.989684	-22.14%	0
2014	19.465593	16.683154	-14.29%	0
2013	15.958849	19.465593	21.97%	0
2012	15.509505	15.958849	2.90%	0
2011	16.651031	15.509505	-6.86%	0
2010	14.222735	16.651031	17.07%	0
2009	9.809426	14.222735	44.99%	0
2008	21.898425	9.809426	-55.20%	0
2007	15.304969	21.898425	43.08%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	21.076366	24.375886	15.66%	713
2015	22.401267	21.076366	-5.91%	1,692
2014	21.018038	22.401267	6.58%	27,114
2013	16.735236	21.018038	25.59%	60,148
2012	14.552109	16.735236	15.00%	73,937
2011	14.714425	14.552109	-1.10%	96,981
2010	13.032263	14.714425	12.91%	122,787
2009	10.212523	13.032263	27.61%	134,444
2008	18.176748	10.212523	-43.82%	132,070
2007	18.269816	18.176748	-0.51%	58,195
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.228216	12.28%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	25.312028	25.007038	-1.20%	3,299
2015	24.098990	25.312028	5.03%	3,545
2014	22.094915	24.098990	9.07%	5,564
2013	16.535427	22.094915	33.62%	19,746
2012	14.711717	16.535427	12.40%	14,874
2011	14.978073	14.711717	-1.78%	25,194
2010	12.307758	14.978073	21.70%	31,833
2009	9.789375	12.307758	25.73%	35,293
2008	18.910316	9.789375	-48.23%	30,743
2007	15.197310	18.910316	24.43%	26,476
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	13.301694	13.654784	2.65%	21,557
2015	13.654647	13.301694	-2.58%	37,227
2014	13.158621	13.654647	3.77%	325,349
2013	13.675795	13.158621	-3.78%	1,076,852
2012	13.181320	13.675795	3.75%	1,282,046
2011	12.533669	13.181320	5.17%	1,285,709
2010	11.861582	12.533669	5.67%	1,604,292
2009	10.455436	11.861582	13.45%	2,159,427
2008	11.023236	10.455436	-5.15%	2,050,852
2007	10.780356	11.023236	2.25%	2,071,413
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	34.669062	38.125550	9.97%	1,276
2015	35.870883	34.669062	-3.35%	2,170
2014	34.432944	35.870883	4.18%	20,618
2013	25.793803	34.432944	33.49%	60,971
2012	22.916990	25.793803	12.55%	81,637
2011	26.163996	22.916990	-12.41%	111,876
2010	20.711886	26.163996	26.32%	137,640
2009	15.084376	20.711886	37.31%	174,395
2008	25.422593	15.084376	-40.67%	177,727
2007	22.436487	25.422593	13.31%	112,888
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	21.697549	20.195707	-6.92%	517
2015	21.379298	21.697549	1.49%	613
2014	23.728933	21.379298	-9.90%	0
2013	18.554195	23.728933	27.89%	0
2012	15.688360	18.554195	18.27%	0
2011	19.317013	15.688360	-18.78%	0
2010	17.425249	19.317013	10.86%	0
2009	14.051348	17.425249	24.01%	0
2008	25.521269	14.051348	-44.94%	0
2007	22.193606	25.521269	14.99%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	28.748640	30.865947	7.36%	0
2015	30.225071	28.748640	-4.88%	0
2014	28.882321	30.225071	4.65%	0
2013	22.580709	28.882321	27.91%	0
2012	18.088260	22.580709	24.84%	245
2011	20.239014	18.088260	-10.63%	4,193
2010	16.304818	20.239014	24.13%	4,991
2009	10.559959	16.304818	54.40%	5,567
2008	22.064612	10.559959	-52.14%	7,037
2007	21.300753	22.064612	3.59%	8,448
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.317969	12.586187	11.21%	0
2015	12.282750	11.317969	-7.85%	0
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	0
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	0
2008*	10.000000	6.578070	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.474340	15.095803	12.03%	0
2015	14.755268	13.474340	-8.68%	0
2014	14.355460	14.755268	2.79%	7,857
2013	12.823360	14.355460	11.95%	80,388
2012	11.586341	12.823360	10.68%	100,457
2011	11.517649	11.586341	0.60%	119,392
2010	10.404178	11.517649	10.70%	127,768
2009	7.809563	10.404178	33.22%	136,720
2008	11.299943	7.809563	-30.89%	131,211
2007	11.085844	11.299943	1.93%	115,472
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	23.161204	26.407776	14.02%	0
2015	24.466302	23.161204	-5.33%	374
2014	22.904150	24.466302	6.82%	1,746
2013	17.975242	22.904150	27.42%	4,779
2012	16.341438	17.975242	10.00%	20,316
2011	15.690609	16.341438	4.15%	51,757
2010	13.237176	15.690609	18.53%	65,253
2009	11.481566	13.237176	15.29%	86,072
2008	16.030637	11.481566	-28.38%	92,890
2007	16.768456	16.030637	-4.40%	109,809

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	28.661334	36.662493	27.92%	3,140
2015	31.498756	28.661334	-9.01%	6,248
2014	31.877872	31.498756	-1.19%	37,337
2013	23.815169	31.877872	33.86%	126,563
2012	20.475326	23.815169	16.31%	220,210
2011	21.653562	20.475326	-5.44%	282,751
2010	17.188036	21.653562	25.98%	295,330
2009	13.545032	17.188036	26.90%	485,389
2008	20.582439	13.545032	-34.19%	12,480
2007	21.461905	20.582439	-4.10%	5,851
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.360283	8.493234	15.39%	0
2015	9.318140	7.360283	-21.01%	0
2014*	10.000000	9.318140	-6.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	19.455662	20.487734	5.30%	1,249
2015	21.177287	19.455662	-8.13%	1,188
2014	24.254593	21.177287	-12.69%	29,244
2013	20.075043	24.254593	20.82%	0
2012	17.282333	20.075043	16.16%	0
2011	19.682940	17.282333	-12.20%	0
2010	18.479732	19.682940	6.51%	0
2009	13.724837	18.479732	34.64%	0
2008	23.430527	13.724837	-41.42%	0
2007	20.657060	23.430527	13.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.147207	9.251671	1.14%	0
2015	9.728973	9.147207	-5.98%	0
2014	9.724029	9.728973	0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.746793	11.017255	2.52%	0
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.445873	14.480036	0.24%	0
2015	14.036442	14.445873	2.92%	0
2014	13.207581	14.036442	6.28%	0
2013	9.615981	13.207581	37.35%	0
2012*	10.000000	9.615981	-3.84%	3,831
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.061506	13.410910	11.19%	0
2015	12.825380	12.061506	-5.96%	0
2014	12.531340	12.825380	2.35%	0
2013	9.928417	12.531340	26.22%	139
2012*	10.000000	9.928417	-0.72%	190
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.689158	13.527218	-1.18%	243
2015	13.789343	13.689158	-0.73%	249
2014	13.032547	13.789343	5.81%	6,663
2013	9.710282	13.032547	34.21%	11,455
2012*	10.000000	9.710282	-2.90%	14,434
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.889249	13.296360	-4.27%	0
2015	15.424075	13.889249	-9.95%	0
2014	16.571392	15.424075	-6.92%	0
2013	13.478931	16.571392	22.94%	0
2012	11.512000	13.478931	17.09%	0
2011	12.626540	11.512000	-8.83%	631
2010	11.825400	12.626540	6.77%	0
2009*	10.000000	11.825400	18.25%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.765970	12.290364	14.16%	0
2015	11.720147	10.765970	-8.14%	0
2014	11.705933	11.720147	0.12%	0
2013	10.782323	11.705933	8.57%	0
2012*	10.000000	10.782323	7.82%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.571862	13.107873	4.26%	1,085
2015	13.580801	12.571862	-7.43%	1,074
2014	12.814288	13.580801	5.98%	3,465
2013	10.037435	12.814288	27.66%	5,410
2012*	10.000000	10.037435	0.37%	492

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	22.537022	23.101107	2.50%	0
2015	22.844673	22.537022	-1.35%	0
2014	21.481798	22.844673	6.34%	0
2013	18.250267	21.481798	17.71%	469
2012	16.384652	18.250267	11.39%	469
2011	16.452918	16.384652	-0.41%	469
2010	15.488254	16.452918	6.23%	470
2009	12.552746	15.488254	23.39%	583
2008	15.220939	12.552746	-17.53%	1,565
2007	14.048292	15.220939	8.35%	2,898
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.756238	9.798941	0.44%	6,058
2015*	10.000000	9.756238	-2.44%	4,355
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	31.594142	31.645736	0.16%	0
2015	28.727558	31.594142	9.98%	0
2014	26.956617	28.727558	6.57%	3,848
2013	20.962185	26.956617	28.60%	29,742
2012	17.226388	20.962185	21.69%	40,491
2011	18.840477	17.226388	-8.57%	44,713
2010	18.009002	18.840477	4.62%	44,463
2009	12.553269	18.009002	43.46%	42,827
2008	22.943703	12.553269	-45.29%	19,170
2007	17.092574	22.943703	34.23%	5,425
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.589746	16.320797	11.86%	0
2015	14.190371	14.589746	2.81%	0
2014	13.208445	14.190371	7.43%	0
2013	9.929462	13.208445	33.02%	0
2012*	10.000000	9.929462	-0.71%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	25.635747	23.498756	-8.34%	96
2015	28.611695	25.635747	-10.40%	96
2014	33.130857	28.611695	-13.64%	97
2013	29.506835	33.130857	12.28%	97
2012	26.536056	29.506835	11.20%	97
2011	39.916616	26.536056	-33.52%	0
2010	32.496924	39.916616	22.83%	0
2009	18.470555	32.496924	75.94%	0
2008	39.355413	18.470555	-53.07%	0
2007	31.292247	39.355413	25.77%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.221288	8.569707	18.67%	0
2015	9.193954	7.221288	-21.46%	0
2014	9.812785	9.193954	-6.31%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.944211	-0.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.362520	13.215531	6.90%	833
2015	12.858653	12.362520	-3.86%	843
2014	14.148077	12.858653	-9.11%	564
2013	10.196918	14.148077	38.75%	506
2012*	10.000000	10.196918	1.97%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	26.241671	29.335665	11.79%	11,298
2015	26.960908	26.241671	-2.67%	19,611
2014	24.900646	26.960908	8.27%	112,584
2013	18.690785	24.900646	33.22%	446,094
2012	16.417040	18.690785	13.85%	692,271
2011	16.787166	16.417040	-2.20%	858,620
2010	15.362835	16.787166	9.27%	953,189
2009	12.769555	15.362835	20.31%	1,090,234
2008	19.324816	12.769555	-33.92%	76,965
2007	18.282573	19.324816	5.70%	39,495
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.333259	15.644395	2.03%	3,522
2015	14.678641	15.333259	4.46%	3,493
2014	14.772760	14.678641	-0.64%	5,973
2013	11.780323	14.772760	25.40%	19,608
2012	10.342861	11.780323	13.90%	18,459
2011	10.717202	10.342861	-3.49%	16,483
2010*	10.000000	10.717202	7.17%	8,235
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.705202	10.092905	3.99%	0
2015*	10.000000	9.705202	-2.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	12.299519	12.793045	4.01%	0
2015	12.623666	12.299519	-2.57%	363
2014	11.944821	12.623666	5.68%	10,684
2013	12.228538	11.944821	-2.32%	17,550
2012	11.398966	12.228538	7.28%	23,712
2011	11.006698	11.398966	3.56%	27,974
2010	10.483703	11.006698	4.99%	32,371
2009	9.755312	10.483703	7.47%	42,126
2008	11.088437	9.755312	-12.02%	1,375,751
2007	10.727232	11.088437	3.37%	1,486,009

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	20.972725	22.787047	8.65%	0
2015	21.600197	20.972725	-2.90%	0
2014	21.367349	21.600197	1.09%	0
2013	23.835104	21.367349	-10.35%	0
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0
2007	16.284877	17.021413	4.52%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.200726	9.263630	12.96%	0
2015*	10.000000	8.200726	-17.99%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.050741	16.415371	9.07%	0
2015	16.501542	15.050741	-8.79%	0
2014	17.149472	16.501542	-3.78%	0
2013	13.231297	17.149472	29.61%	179
2012	10.982532	13.231297	20.48%	198
2011	11.280501	10.982532	-2.64%	220
2010*	10.000000	11.280501	12.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.634332	24.372160	18.11%	1,312
2015	21.978136	20.634332	-6.11%	2,023
2014	19.805247	21.978136	10.97%	65,768
2013	15.309114	19.805247	29.37%	169,014
2012	13.615559	15.309114	12.44%	207,657
2011	13.790494	13.615559	-1.27%	264,000
2010	12.404567	13.790494	11.17%	284,540
2009*	10.000000	12.404567	24.05%	2,332
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	14.000824	14.994535	7.10%	237,560
2015	14.111333	14.000824	-0.78%	279,408
2014	13.679983	14.111333	3.15%	726,130
2013	11.293817	13.679983	21.13%	961,158
2012	9.934130	11.293817	13.69%	1,144,942
2011	10.017612	9.934130	-0.83%	1,332,899
2010	9.102112	10.017612	10.06%	1,445,885
2009	7.506594	9.102112	21.25%	1,490,156
2008	10.880072	7.506594	-31.01%	1,558,333
2007	10.434128	10.880072	4.27%	663,811

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.100673	11.196015	0.86%	261,431
2015	11.324564	11.100673	-1.98%	292,821
2014	10.979648	11.324564	3.14%	826,493
2013	11.470453	10.979648	-4.28%	981,801
2012	11.122824	11.470453	3.13%	939,990
2011	10.707494	11.122824	3.88%	1,019,043
2010	10.282254	10.707494	4.14%	1,083,700
2009	9.331593	10.282254	10.19%	1,106,289
2008	10.538162	9.331593	-11.45%	1,207,818
2007	10.416259	10.538162	1.17%	408,237
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.623617	15.379692	-1.56%	4,048
2015	14.925333	15.623617	4.68%	4,061
2014	14.917365	14.925333	0.05%	38,248
2013	11.802543	14.917365	26.39%	89,412
2012	9.839907	11.802543	19.95%	103,950
2011	11.042898	9.839907	-10.89%	121,385
2010	10.098290	11.042898	9.35%	118,345
2009	7.258389	10.098290	39.13%	116,073
2008	12.039659	7.258389	-39.71%	126,047
2007	10.715931	12.039659	12.35%	64,076
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.924156	15.992791	7.16%	5,001
2015	14.272660	14.924156	4.56%	5,212
2014	13.442503	14.272660	6.18%	70,210
2013	10.556109	13.442503	27.34%	153,965
2012	9.151941	10.556109	15.34%	199,017
2011	9.772798	9.151941	-6.35%	237,187
2010	8.415640	9.772798	16.13%	252,130
2009	6.171929	8.415640	36.35%	252,330
2008	11.260943	6.171929	-45.19%	368,635
2007	10.243775	11.260943	9.93%	233,867
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.929086	14.111928	9.15%	228,147
2015	13.017917	12.929086	-0.68%	262,838
2014	12.020395	13.017917	8.30%	751,064
2013	9.200983	12.020395	30.64%	921,576
2012	8.000182	9.200983	15.01%	1,113,574
2011	8.328583	8.000182	-3.94%	1,334,525
2010	7.638486	8.328583	9.03%	1,418,427
2009	5.948820	7.638486	28.40%	1,435,286
2008	9.776234	5.948820	-39.15%	1,420,290
2007*	10.000000	9.776234	-2.24%	356,965

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	22.234394	25.685564	15.52%	4,615
2015	24.207767	22.234394	-8.15%	9,009
2014	22.619836	24.207767	7.02%	47,649
2013	17.015902	22.619836	32.93%	169,017
2012	14.656457	17.015902	16.10%	274,915
2011	15.307241	14.656457	-4.25%	333,643
2010	13.495264	15.307241	13.43%	366,353
2009	10.708491	13.495264	26.02%	172,035
2008	17.361358	10.708491	-38.32%	265,626
2007	18.145324	17.361358	-4.32%	954,687
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.259011	9.368039	1.18%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.899102	11.928364	9.44%	0
2015	11.455121	10.899102	-4.85%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.735192	11.472795	6.87%	0
2015	11.122340	10.735192	-3.48%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	18.738048	21.017384	12.16%	1,280
2015	19.582429	18.738048	-4.31%	1,556
2014	19.435544	19.582429	0.76%	1,620
2013	18.475098	19.435544	5.20%	1,475
2012	16.415411	18.475098	12.55%	1,539
2011	16.092715	16.415411	2.01%	1,602
2010	14.475127	16.092715	11.17%	1,666
2009	10.091024	14.475127	43.45%	1,728
2008	14.263038	10.091024	-29.25%	1,728
2007	14.077197	14.263038	1.32%	1,728
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.393340	13.826270	11.56%	0
2015	12.766378	12.393340	-2.92%	0
2014	12.193947	12.766378	4.69%	2,190
2013	8.646821	12.193947	41.02%	8,257
2012	7.532982	8.646821	14.79%	11,190
2011	8.678463	7.532982	-13.20%	11,983
2010	7.655149	8.678463	13.37%	11,909
2009	5.093703	7.655149	50.29%	18,378
2008*	10.000000	5.093703	-49.06%	18,466

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.374388	15.551262	8.19%	14,825
2015	14.691900	14.374388	-2.16%	29,960
2014	13.531460	14.691900	8.58%	176,853
2013	9.940186	13.531460	36.13%	698,957
2012	9.083641	9.940186	9.43%	1,141,192
2011	9.557223	9.083641	-4.96%	1,334,097
2010	7.872447	9.557223	21.40%	1,490,031
2009	6.103951	7.872447	28.97%	2,243,470
2008*	10.000000	6.103951	-38.96%	2,590,906
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	12.024315	12.802587	6.47%	0
2015	12.456988	12.024315	-3.47%	0
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.966272	12.475606	4.26%	172,218
2015	12.309826	11.966272	-2.79%	198,355
2014	12.012839	12.309826	2.47%	380,687
2013	10.663756	12.012839	12.65%	469,870
2012	9.773150	10.663756	9.11%	551,719
2011	10.082476	9.773150	-3.07%	704,465
2010	9.294787	10.082476	8.47%	691,438
2009	7.895368	9.294787	17.72%	436,555
2008*	10.000000	7.895368	-21.05%	442,716
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.161653	12.824306	5.45%	0
2015	12.544967	12.161653	-3.06%	1,718
2014	12.195542	12.544967	2.87%	1,282,657
2013	10.237652	12.195542	19.12%	2,345,517
2012	9.169449	10.237652	11.65%	2,484,279
2011	9.665696	9.169449	-5.13%	2,390,070
2010	8.753321	9.665696	10.42%	2,476,844
2009	7.175372	8.753321	21.99%	1,035,882
2008*	10.000000	7.175372	-28.25%	1,104,024

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.318457	11.633920	2.79%	45,950
2015	11.605240	11.318457	-2.47%	54,999
2014	11.430565	11.605240	1.53%	75,968
2013	11.087244	11.430565	3.10%	62,521
2012	10.497989	11.087244	5.61%	66,325
2011	10.535889	10.497989	-0.36%	23,494
2010	10.040691	10.535889	4.93%	21,046
2009	9.042194	10.040691	11.04%	13,599
2008*	10.000000	9.042194	-9.58%	13,602
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.196370	10.575105	3.71%	0
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.138838	10.580763	4.36%	0
2015	10.848497	10.138838	-6.54%	0
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.092268	12.681924	4.88%	359,653
2015	12.440261	12.092268	-2.80%	443,487
2014	12.108469	12.440261	2.74%	847,927
2013	10.461468	12.108469	15.74%	1,225,490
2012	9.476046	10.461468	10.40%	1,446,889
2011	9.874824	9.476046	-4.04%	1,431,191
2010	9.024479	9.874824	9.42%	1,754,881
2009	7.532112	9.024479	19.81%	514,385
2008*	10.000000	7.532112	-24.68%	497,048
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.073870	12.763725	5.71%	32,725
2015	12.477060	12.073870	-3.23%	35,263
2014	12.145260	12.477060	2.73%	47,905
2013	9.946771	12.145260	22.10%	100,149
2012	8.835604	9.946771	12.58%	860,551
2011	9.433360	8.835604	-6.34%	898,696
2010	8.473381	9.433360	11.33%	968,642
2009	6.813408	8.473381	24.36%	100,107
2008*	10.000000	6.813408	-31.87%	87,199

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.794839	12.284078	4.15%	105,842
2015	12.134187	11.794839	-2.80%	116,966
2014	11.865930	12.134187	2.26%	133,894
2013	10.857085	11.865930	9.29%	162,136
2012	10.042298	10.857085	8.11%	200,396
2011	10.248492	10.042298	-2.01%	190,965
2010	9.566746	10.248492	7.13%	181,574
2009	8.274211	9.566746	15.62%	39,678
2008*	10.000000	8.274211	-17.26%	39,695
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.653100	12.022809	3.17%	8,646
2015	11.966029	11.653100	-2.62%	10,761
2014	11.634780	11.966029	2.85%	159,608
2013	12.099576	11.634780	-3.84%	592,682
2012	11.458211	12.099576	5.60%	657,190
2011	10.976951	11.458211	4.38%	680,694
2010	10.463248	10.976951	4.91%	846,307
2009	9.807050	10.463248	6.69%	1,168,721
2008*	10.000000	9.807050	-1.93%	3,204
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.674139	12.868367	1.53%	890
2015	12.966964	12.674139	-2.26%	879
2014	12.583641	12.966964	3.05%	5,911
2013	13.075685	12.583641	-3.76%	5,208
2012	12.424769	13.075685	5.24%	5,633
2011	11.924351	12.424769	4.20%	6,436
2010	11.225826	11.924351	6.22%	8,703
2009	9.812853	11.225826	14.40%	8,648
2008*	10.000000	9.812853	-1.87%	10,033
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	24.281437	25.641899	5.60%	0
2015	29.503519	24.281437	-17.70%	0
2014	31.854512	29.503519	-7.38%	0
2013	32.283453	31.854512	-1.33%	0
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	0
2010	32.429811	36.932972	13.89%	0
2009	20.238876	32.429811	60.24%	0
2008	48.966528	20.238876	-58.67%	0
2007	34.329087	48.966528	42.64%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.320032	12.194796	-1.02%	15,750
2015	12.553135	12.320032	-1.86%	31,643
2014	12.218455	12.553135	2.74%	210,276
2013	12.961773	12.218455	-5.73%	726,277
2012	12.801881	12.961773	1.25%	892,322
2011	12.147918	12.801881	5.38%	905,170
2010	11.800022	12.147918	2.95%	1,123,737
2009	11.695753	11.800022	0.89%	1,728,852
2008	11.050957	11.695753	5.83%	2,057,641
2007	10.497385	11.050957	5.27%	1,834,326
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.265915	9.104895	-1.74%	3,708
2015	9.430955	9.265915	-1.75%	4,462
2014	9.598934	9.430955	-1.75%	79,306
2013	9.769905	9.598934	-1.75%	170,730
2012	9.944406	9.769905	-1.75%	228,015
2011	10.121033	9.944406	-1.75%	237,130
2010	10.301295	10.121033	-1.75%	288,328
2009	10.480380	10.301295	-1.71%	301,379
2008	10.452394	10.480380	0.27%	263,071
2007	10.152993	10.452394	2.95%	381,566
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.243219	8.150689	-1.12%	223
2015	8.669291	8.243219	-4.91%	224
2014	8.887692	8.669291	-2.46%	7,191
2013	7.694573	8.887692	15.51%	16,250
2012	6.796997	7.694573	13.21%	16,864
2011	7.686505	6.796997	-11.57%	17,679
2010	6.923092	7.686505	11.03%	21,540
2009	5.443293	6.923092	27.19%	19,985
2008*	10.000000	5.443293	-45.57%	13,200
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.165287	9.052425	-1.23%	983
2015	9.459956	9.165287	-3.11%	1,015
2014	10.263564	9.459956	-7.83%	7,764
2013	8.632502	10.263564	18.89%	10,449
2012	7.432925	8.632502	16.14%	13,714
2011	8.680525	7.432925	-14.37%	13,407
2010	8.226406	8.680525	5.52%	11,890
2009	6.510364	8.226406	26.36%	11,546
2008	11.644002	6.510364	-44.09%	11,454
2007	10.835236	11.644002	7.46%	2,080

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	22.922125	24.654450	7.56%	64,308
2015	23.565644	22.922125	-2.73%	208,944
2014	22.846408	23.565644	3.15%	366,524
2013	18.273978	22.846408	25.02%	549,789
2012	16.048045	18.273978	13.87%	784,474
2011	17.001736	16.048045	-5.61%	1,114,877
2010	15.095973	17.001736	12.62%	1,280,858
2009	12.078766	15.095973	24.98%	1,494,795
2008	19.466359	12.078766	-37.95%	1,585,871
2007	18.700744	19.466359	4.09%	1,606,306
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.849467	15.509887	4.45%	301,665
2015	15.140265	14.849467	-1.92%	343,916
2014	14.734335	15.140265	2.75%	385,515
2013	13.221841	14.734335	11.44%	388,275
2012	12.303112	13.221841	7.47%	337,740
2011	12.411964	12.303112	-0.88%	266,393
2010	11.503903	12.411964	7.89%	174,978
2009*	10.000000	11.503903	15.04%	4,320
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.902122	17.892430	5.86%	0
2015	17.295177	16.902122	-2.27%	0
2014	16.731206	17.295177	3.37%	91,887
2013	14.250979	16.731206	17.40%	275,121
2012	12.922393	14.250979	10.28%	291,193
2011	13.276309	12.922393	-2.67%	304,130
2010	12.061576	13.276309	10.07%	300,749
2009*	10.000000	12.061576	20.62%	19,284
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.466712	13.795851	2.44%	71,475
2015	13.670380	13.466712	-1.49%	88,448
2014	13.392845	13.670380	2.07%	133,242
2013	13.003124	13.392845	3.00%	144,779
2012	12.584001	13.003124	3.33%	152,962
2011	12.442939	12.584001	1.13%	171,124
2010	11.959774	12.442939	4.04%	191,422
2009	11.159036	11.959774	7.18%	177,326
2008	12.085719	11.159036	-7.67%	180,011
2007	11.673956	12.085719	3.53%	175,818
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.107611	10.621510	5.08%	0
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	18.422356	19.393791	5.27%	991,122
2015	18.813468	18.422356	-2.08%	1,127,286
2014	18.205323	18.813468	3.34%	2,294,979
2013	15.887798	18.205323	14.59%	5,225,446
2012	14.593590	15.887798	8.87%	7,523,035
2011	14.858981	14.593590	-1.79%	9,439,672
2010	13.635381	14.858981	8.97%	12,090,030
2009	11.649125	13.635381	17.05%	12,939,741
2008	15.437685	11.649125	-24.54%	13,728,342
2007	14.872451	15.437685	3.80%	13,339,522
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	21.044992	22.431504	6.59%	49,678
2015	21.577330	21.044992	-2.47%	228,413
2014	20.924427	21.577330	3.12%	1,142,927
2013	17.402708	20.924427	20.24%	3,061,902
2012	15.570810	17.402708	11.76%	7,298,565
2011	16.191935	15.570810	-3.84%	9,968,979
2010	14.605638	16.191935	10.86%	10,916,994
2009	11.950716	14.605638	22.22%	11,552,814
2008	17.729297	11.950716	-32.59%	12,069,261
2007	17.001173	17.729297	4.28%	12,026,035
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	16.024114	16.642354	3.86%	243,080
2015	16.314521	16.024114	-1.78%	248,027
2014	15.853731	16.314521	2.91%	426,007
2013	14.603455	15.853731	8.56%	674,724
2012	13.758057	14.603455	6.14%	925,335
2011	13.719595	13.758057	0.28%	1,521,712
2010	12.867974	13.719595	6.62%	1,706,876
2009	11.432441	12.867974	12.56%	1,864,315
2008	13.696706	11.432441	-16.53%	2,029,252
2007	13.170301	13.696706	4.00%	1,800,368
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.523552	22.866170	1.52%	568
2015	21.870050	22.523552	2.99%	5,862
2014	20.503983	21.870050	6.66%	30,706
2013	15.312714	20.503983	33.90%	78,950
2012	13.161472	15.312714	16.34%	151,074
2011	13.738189	13.161472	-4.20%	225,919
2010	12.885329	13.738189	6.62%	305,636
2009*	10.000000	12.885329	28.85%	1,046

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.530877	10.164984	6.65%	0
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	31.594927	37.342141	18.19%	92
2015	32.993849	31.594927	-4.24%	105
2014	30.690390	32.993849	7.51%	3,141
2013	23.477812	30.690390	30.72%	8,417
2012	20.342486	23.477812	15.41%	13,323
2011	21.244633	20.342486	-4.25%	17,756
2010	17.133429	21.244633	24.00%	18,563
2009	12.751660	17.133429	34.36%	21,273
2008	20.427933	12.751660	-37.58%	21,500
2007	19.332334	20.427933	5.67%	13,646
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	14.155154	15.110733	6.75%	4,625
2015	14.836111	14.155154	-4.59%	4,747
2014	14.535835	14.836111	2.07%	19,803
2013	14.962997	14.535835	-2.85%	44,574
2012	13.568081	14.962997	10.28%	40,692
2011	13.083288	13.568081	3.71%	44,414
2010	12.041376	13.083288	8.65%	51,946
2009	9.853499	12.041376	22.20%	46,476
2008	12.125745	9.853499	-18.74%	49,401
2007	11.797281	12.125745	2.78%	25,071
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.264111	9.835683	-4.17%	21,659
2015	10.515782	10.264111	-2.39%	48,451
2014	10.849797	10.515782	-3.08%	243,427
2013	9.120622	10.849797	18.96%	890,319
2012	8.036198	9.120622	13.49%	1,355,120
2011	9.050027	8.036198	-11.20%	1,521,577
2010	8.093736	9.050027	11.82%	1,557,876
2009	6.052492	8.093736	33.73%	2,023,854
2008*	10.000000	6.052492	-39.48%	2,109,047

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.930623	14.369324	3.15%	1,145
2015	14.979570	13.930623	-7.00%	1,081
2014	16.879954	14.979570	-11.26%	37,011
2013	14.192942	16.879954	18.93%	0
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
2007	21.396244	21.589059	0.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.224750	14.254637	0.21%	6,376
2015	14.038767	14.224750	1.32%	15,568
2014	12.972341	14.038767	8.22%	79,447
2013	9.822877	12.972341	32.06%	296,306
2012	8.608756	9.822877	14.10%	466,100
2011	9.054459	8.608756	-4.92%	574,894
2010	7.988688	9.054459	13.34%	656,583
2009	6.285917	7.988688	27.09%	1,214,960
2008*	10.000000	6.285917	-37.14%	4,090
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.643162	14.415780	14.02%	253
2015	13.326338	12.643162	-5.13%	253
2014	12.303435	13.326338	8.31%	4,381
2013	9.274032	12.303435	32.67%	41,854
2012	8.027444	9.274032	15.53%	15,197
2011	8.700219	8.027444	-7.73%	26,627
2010	7.854021	8.700219	10.77%	33,745
2009	6.274075	7.854021	25.18%	56,148
2008*	10.000000	6.274075	-37.26%	2,268
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.771644	14.350697	4.20%	9,422
2015	14.065582	13.771644	-2.09%	18,443
2014	13.802708	14.065582	1.90%	143,499
2013	10.135533	13.802708	36.18%	429,690
2012	8.998670	10.135533	12.63%	686,652
2011	9.585284	8.998670	-6.12%	838,835
2010	7.714076	9.585284	24.26%	935,990
2009	6.196535	7.714076	24.49%	1,192,074
2008*	10.000000	6.196535	-38.03%	844,620

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.142678	18.651519	15.54%	8,107
2015	16.918435	16.142678	-4.59%	19,175
2014	14.715228	16.918435	14.97%	105,522
2013	11.038815	14.715228	33.30%	426,182
2012	9.657332	11.038815	14.31%	717,140
2011	10.062592	9.657332	-4.03%	852,480
2010	8.560970	10.062592	17.54%	921,143
2009	6.678536	8.560970	28.19%	1,149,626
2008*	10.000000	6.678536	-33.21%	1,589,145
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	21.612703	22.946693	6.17%	105
2015	21.881801	21.612703	-1.23%	107
2014	21.720263	21.881801	0.74%	2,080
2013	15.357297	21.720263	41.43%	4,095
2012	13.821797	15.357297	11.11%	4,728
2011	14.189699	13.821797	-2.59%	5,471
2010	11.544128	14.189699	22.92%	4,816
2009	9.238210	11.544128	24.96%	5,383
2008	17.587905	9.238210	-47.47%	4,866
2007	16.349615	17.587905	7.57%	1,933
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	30.302270	37.399716	23.42%	89
2015	32.912037	30.302270	-7.93%	18
2014	31.375631	32.912037	4.90%	804
2013	22.806201	31.375631	37.57%	12,112
2012	19.295405	22.806201	18.19%	4,408
2011	20.771140	19.295405	-7.10%	6,098
2010	16.715464	20.771140	24.26%	5,923
2009	13.517550	16.715464	23.66%	6,304
2008	20.323216	13.517550	-33.49%	5,805
2007	22.299337	20.323216	-8.86%	4,401
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	27.960178	33.665525	20.41%	180
2015	29.007985	27.960178	-3.61%	185
2014	29.361478	29.007985	-1.20%	11,523
2013	21.262124	29.361478	38.09%	19,152
2012	18.781832	21.262124	13.21%	24,106
2011	20.293371	18.781832	-7.45%	29,469
2010	16.526315	20.293371	22.79%	29,195
2009	12.512624	16.526315	32.08%	33,330
2008	20.659969	12.512624	-39.44%	222,835
2007	20.638995	20.659969	0.10%	159,633

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	21.249049	23.207811	9.22%	9,910
2015	21.485335	21.249049	-1.10%	20,119
2014	19.557070	21.485335	9.86%	133,657
2013	15.219252	19.557070	28.50%	526,695
2012	13.606781	15.219252	11.85%	796,621
2011	13.796466	13.606781	-1.37%	957,525
2010	12.402068	13.796466	11.24%	1,062,992
2009	10.053611	12.402068	23.36%	1,530,489
2008	17.525749	10.053611	-42.64%	1,829,980
2007	16.534481	17.525749	6.00%	1,386,899
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.742525	13.418766	5.31%	261
2015	13.747681	12.742525	-7.31%	366
2014	10.880056	13.747681	26.36%	367
2013	10.782698	10.880056	0.90%	367
2012	9.495610	10.782698	13.55%	367
2011	9.105436	9.495610	4.29%	368
2010	7.138633	9.105436	27.55%	368
2009	5.567096	7.138633	28.23%	369
2008*	10.000000	5.567096	-44.33%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.850917	14.065600	9.45%	2,591
2015	12.957639	12.850917	-0.82%	2,880
2014	11.663193	12.957639	11.10%	3,717
2013*	10.000000	11.663193	16.63%	5,500
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	10.016511	10.086926	0.70%	3,258
2015	10.229826	10.016511	-2.09%	3,211
2014	10.360863	10.229826	-1.26%	61,143
2013	10.534295	10.360863	-1.65%	122,715
2012	10.357453	10.534295	1.71%	123,279
2011	10.406354	10.357453	-0.47%	123,447
2010	10.341446	10.406354	0.63%	146,807
2009	9.826970	10.341446	5.24%	152,900
2008*	10.000000	9.826970	-1.73%	32,961
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.029765	14.286741	18.76%	135
2015	12.872484	12.029765	-6.55%	154
2014	12.531398	12.872484	2.72%	168
2013*	10.000000	12.531398	25.31%	170

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.676995	13.588149	-0.65%	18,468
2015	14.486038	13.676995	-5.58%	36,909
2014	16.051858	14.486038	-9.75%	172,697
2013	13.604035	16.051858	17.99%	642,121
2012	11.581113	13.604035	17.47%	1,000,879
2011	13.459684	11.581113	-13.96%	1,114,126
2010	12.881784	13.459684	4.49%	1,074,017
2009*	10.000000	12.881784	28.82%	1,575,243
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	13.104478	12.641958	-3.53%	0
2015	13.137172	13.104478	-0.25%	0
2014	13.823802	13.137172	-4.97%	0
2013	11.940477	13.823802	15.77%	0
2012	10.258005	11.940477	16.40%	0
2011	11.909068	10.258005	-13.86%	0
2010	9.933994	11.909068	19.88%	0
2009	7.516797	9.933994	32.16%	0
2008	14.284135	7.516797	-47.38%	4,186
2007	14.087322	14.284135	1.40%	1,146,189
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	28.754174	29.428104	2.34%	0
2015	28.978087	28.754174	-0.77%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.964312	9.909771	-0.55%	6,613
2015	10.123198	9.964312	-1.57%	8,123
2014	10.241052	10.123198	-1.15%	121,737
2013	10.359573	10.241052	-1.14%	310,966
2012	10.080351	10.359573	2.77%	416,222
2011	10.229857	10.080351	-1.46%	452,675
2010	9.889402	10.229857	3.44%	582,206
2009	8.881836	9.889402	11.34%	957,146
2008	10.442362	8.881836	-14.94%	1,849,401
2007	10.145287	10.442362	2.93%	1,759,086
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	23.302573	25.153906	7.94%	5,860
2015	23.828110	23.302573	-2.21%	7,556
2014	21.971464	23.828110	8.45%	8,744
2013	16.251507	21.971464	35.20%	16,873
2012	14.905135	16.251507	9.03%	40,098
2011	15.652245	14.905135	-4.77%	48,233
2010	12.967155	15.652245	20.71%	48,321
2009	10.042218	12.967155	29.13%	49,293
2008	16.879012	10.042218	-40.50%	48,669
2007	15.965747	16.879012	5.72%	1,699,294

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	29.505521	28.945022	-1.90%	0
2015	28.967317	29.505521	1.86%	0
2014	28.889338	28.967317	0.27%	0
2013	23.154137	28.889338	24.77%	0
2012	19.485172	23.154137	18.83%	0
2011	21.680358	19.485172	-10.13%	0
2010	19.071417	21.680358	13.68%	0
2009	13.929309	19.071417	36.92%	0
2008	23.760837	13.929309	-41.38%	0
2007	22.799883	23.760837	4.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.578845	10.001326	4.41%	0
2015	9.998625	9.578845	-4.20%	0
2014	9.929325	9.998625	0.70%	0
2013	10.143415	9.929325	-2.11%	0
2012*	10.000000	10.143415	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.123662	8.721003	-4.41%	3,001
2015	9.006445	9.123662	1.30%	2,660
2014*	10.000000	9.006445	-9.94%	253
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	23.108011	25.270018	9.36%	10,159
2015	22.810911	23.108011	1.30%	20,655
2014	21.029962	22.810911	8.47%	123,040
2013	16.284679	21.029962	29.14%	500,001
2012	14.214463	16.284679	14.56%	751,892
2011	14.512770	14.214463	-2.06%	939,709
2010	12.752848	14.512770	13.80%	1,074,305
2009	10.141101	12.752848	25.75%	1,470,281
2008	16.818258	10.141101	-39.70%	1,552,727
2007	16.437065	16.818258	2.32%	1,314,409
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	31.900693	36.883159	15.62%	529
2015	34.575949	31.900693	-7.74%	705
2014	31.518440	34.575949	9.70%	5,136
2013	22.812364	31.518440	38.16%	10,833
2012	19.732795	22.812364	15.61%	14,964
2011	20.573839	19.732795	-4.09%	18,267
2010	17.016614	20.573839	20.90%	19,938
2009	12.652987	17.016614	34.49%	21,960
2008	20.773571	12.652987	-39.09%	469,138
2007	21.444172	20.773571	-3.13%	256,185

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.174242	10.177430	10.93%	0
2015	10.282437	9.174242	-10.78%	0
2014	10.418202	10.282437	-1.30%	0
2013	10.592193	10.418202	-1.64%	0
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.722997	9.703224	11.24%	0
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.581627	10.698826	1.11%	0
2015	11.602645	10.581627	-8.80%	0
2014	11.773874	11.602645	-1.45%	0
2013	12.825863	11.773874	-8.20%	0
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	0
2010	10.837712	11.646011	7.46%	0
2009*	10.000000	10.837712	8.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.112815	11.061363	-0.46%	17,669
2015	11.287188	11.112815	-1.54%	25,423
2014	11.402909	11.287188	-1.01%	109,984
2013	11.633026	11.402909	-1.98%	421,360
2012	11.196933	11.633026	3.89%	492,188
2011	11.282116	11.196933	-0.76%	481,530
2010	10.916941	11.282116	3.35%	549,273
2009*	10.000000	10.916941	9.17%	647,301
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.083914	0.84%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.417511	10.500133	0.79%	8,916
2015	10.567590	10.417511	-1.42%	9,061
2014	10.325496	10.567590	2.34%	9,614
2013	10.729699	10.325496	-3.77%	36,545
2012	9.973762	10.729699	7.58%	10,621
2011*	10.000000	9.973762	-0.26%	8,608

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	18.175171	20.539776	13.01%	0
2015	20.004851	18.175171	-9.15%	0
2014	18.387640	20.004851	8.80%	0
2013	13.793737	18.387640	33.30%	0
2012	11.784717	13.793737	17.05%	0
2011	12.578016	11.784717	-6.31%	150
2010	11.192638	12.578016	12.38%	2,295
2009	8.775762	11.192638	27.54%	2,415
2008	14.570845	8.775762	-39.77%	2,584
2007	15.785091	14.570845	-7.69%	3,431
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.319866	3.20%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	17.183618	16.469492	-4.16%	0
2015	17.465233	17.183618	-1.61%	0
2014	19.068804	17.465233	-8.41%	0
2013	15.154349	19.068804	25.83%	0
2012	12.652021	15.154349	19.78%	0
2011	15.502307	12.652021	-18.39%	0
2010	14.340444	15.502307	8.10%	0
2009	11.711052	14.340444	22.45%	0
2008	21.267332	11.711052	-44.93%	0
2007	19.976776	21.267332	6.46%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.916649	27.121882	-12.27%	0
2015	27.978326	30.916649	10.50%	0
2014	21.700606	27.978326	28.93%	0
2013	14.674413	21.700606	47.88%	0
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
2010*	10.000000	10.512665	5.13%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.477963	7.735013	41.20%	0
2015	8.377851	5.477963	-34.61%	0
2014	10.540980	8.377851	-20.52%	0
2013	9.706281	10.540980	8.60%	0
2012*	10.000000	9.706281	-2.94%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.381461	7.583041	40.91%	0
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	18.872570	19.265548	2.08%	0
2015	19.826121	18.872570	-4.81%	0
2014	18.311560	19.826121	8.27%	0
2013	13.916071	18.311560	31.59%	0
2012	12.181485	13.916071	14.24%	0
2011	13.306523	12.181485	-8.45%	0
2010	12.055238	13.306523	10.38%	0
2009	9.656713	12.055238	24.84%	205
2008	15.819267	9.656713	-38.96%	205
2007	14.645062	15.819267	8.02%	205
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	16.987816	17.971687	5.79%	0
2015	17.077113	16.987816	-0.52%	0
2014	14.722611	17.077113	15.99%	0
2013	12.525851	14.722611	17.54%	0
2012	11.279282	12.525851	11.05%	0
2011	10.780581	11.279282	4.63%	0
2010	9.685328	10.780581	11.31%	0
2009	8.538257	9.685328	13.43%	0
2008	12.259903	8.538257	-30.36%	0
2007	11.598463	12.259903	5.70%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.295935	19.057462	-1.24%	113
2015	19.379173	19.295935	-0.43%	113
2014	18.990479	19.379173	2.05%	113
2013	13.817813	18.990479	37.43%	113
2012	11.682380	13.817813	18.28%	113
2011	12.587558	11.682380	-7.19%	441
2010*	10.000000	12.587558	25.88%	441
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	21.752313	23.028372	5.87%	183
2015	22.796945	21.752313	-4.58%	182
2014	23.647102	22.796945	-3.60%	787
2013	16.020725	23.647102	47.60%	2,919
2012	15.116906	16.020725	5.98%	9,355
2011	16.126972	15.116906	-6.26%	7,398
2010	12.947558	16.126972	24.56%	9,302
2009	8.633268	12.947558	49.97%	7,408
2008	15.001465	8.633268	-42.45%	0
2007	13.417123	15.001465	11.81%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.032759	11.199418	1.51%	0
2015	11.382979	11.032759	-3.08%	0
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	23.378948	25.500966	9.08%	0
2015	23.472602	23.378948	-0.40%	0
2014	21.870950	23.472602	7.32%	0
2013	16.547447	21.870950	32.17%	0
2012	14.372911	16.547447	15.13%	0
2011	13.798212	14.372911	4.17%	0
2010	12.456663	13.798212	10.77%	0
2009	10.540193	12.456663	18.18%	0
2008	18.099119	10.540193	-41.76%	0
2007	17.578329	18.099119	2.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	30.997012	37.987649	22.55%	0
2015	33.471122	30.997012	-7.39%	0
2014	31.285815	33.471122	6.98%	0
2013	23.147413	31.285815	35.16%	0
2012	19.897727	23.147413	16.33%	0
2011	22.173624	19.897727	-10.26%	0
2010	17.836941	22.173624	24.31%	0
2009	12.732506	17.836941	40.09%	0
2008	20.180294	12.732506	-36.91%	0
2007	20.243032	20.180294	-0.31%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.576307	12.892415	2.51%	0
2015	13.130947	12.576307	-4.22%	0
2014	12.944497	13.130947	1.44%	0
2013	14.403095	12.944497	-10.13%	0
2012	13.658916	14.403095	5.45%	0
2011	12.446690	13.658916	9.74%	0
2010	12.057551	12.446690	3.23%	0
2009	11.140577	12.057551	8.23%	0
2008	11.527924	11.140577	-3.36%	0
2007	10.722391	11.527924	7.51%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	21.779523	24.211787	11.17%	0
2015	23.581645	21.779523	-7.64%	0
2014	21.377678	23.581645	10.31%	0
2013	16.067909	21.377678	33.05%	0
2012	14.296237	16.067909	12.39%	0
2011	14.153395	14.296237	1.01%	0
2010	12.658137	14.153395	11.81%	0
2009	10.944856	12.658137	15.65%	0
2008	17.076207	10.944856	-35.91%	0
2007	17.466671	17.076207	-2.24%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	21.820239	26.296668	20.52%	0
2015	22.576840	21.820239	-3.35%	0
2014	19.778824	22.576840	14.15%	0
2013	15.505152	19.778824	27.56%	0
2012	13.585449	15.505152	14.13%	0
2011	13.951568	13.585449	-2.62%	0
2010	11.941104	13.951568	16.84%	0
2009	9.368076	11.941104	27.47%	0
2008	12.637300	9.368076	-25.87%	0
2007	13.190159	12.637300	-4.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.734290	11.094759	13.98%	0
2015*	10.000000	9.734290	-2.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.488185	14.769500	1.94%	0
2015	14.902965	14.488185	-2.78%	0
2014	14.888462	14.902965	0.10%	0
2013	13.251063	14.888462	12.36%	0
2012	12.271448	13.251063	7.98%	0
2011	12.967969	12.271448	-5.37%	0
2010	12.031177	12.967969	7.79%	0
2009*	10.000000	12.031177	20.31%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.189070	10.180914	10.79%	0
2015*	10.000000	9.189070	-8.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.762234	9.822747	0.62%	0
2015*	10.000000	9.762234	-2.38%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.616227	14.953937	28.73%	0
2015	12.646434	11.616227	-8.15%	0
2014	12.193183	12.646434	3.72%	0
2013*	10.000000	12.193183	21.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.389150	11.753669	13.13%	0
2015	10.852666	10.389150	-4.27%	0
2014*	10.000000	10.852666	8.53%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	31.691551	39.129750	23.47%	0
2015	33.042230	31.691551	-4.09%	0
2014	32.008588	33.042230	3.23%	5
2013	23.163840	32.008588	38.18%	173
2012	20.381049	23.163840	13.65%	291
2011	20.637735	20.381049	-1.24%	294
2010	16.702030	20.637735	23.56%	366
2009	13.603687	16.702030	22.78%	294
2008	20.052499	13.603687	-32.16%	328
2007	20.556777	20.052499	-2.45%	342
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	23.713994	25.952768	9.44%	0
2015	23.940772	23.713994	-0.95%	0
2014	21.554977	23.940772	11.07%	193
2013	16.665914	21.554977	29.34%	193
2012	14.697711	16.665914	13.39%	194
2011	14.727905	14.697711	-0.21%	194
2010	13.094192	14.727905	12.48%	194
2009	10.578942	13.094192	23.78%	195
2008	17.187782	10.578942	-38.45%	196
2007	16.672368	17.187782	3.09%	196
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	20.643949	21.820989	5.70%	13
2015	21.608776	20.643949	-4.46%	14
2014	20.407592	21.608776	5.89%	15
2013	17.199580	20.407592	18.65%	15
2012	15.903347	17.199580	8.15%	16
2011	14.892684	15.903347	6.79%	17
2010	13.182244	14.892684	12.98%	17
2009	10.982547	13.182244	20.03%	0
2008	15.914110	10.982547	-30.99%	0
2007	15.168104	15.914110	4.92%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	18.421089	21.127681	14.69%	0
2015	19.244175	18.421089	-4.28%	0
2014	19.341347	19.244175	-0.50%	0
2013	13.288198	19.341347	45.55%	0
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	0
2010	10.380505	13.335204	28.46%	95
2009	8.405272	10.380505	23.50%	277
2008	13.755208	8.405272	-38.89%	420
2007	15.789885	13.755208	-12.89%	550

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.638400	10.312140	6.99%	0
2015	9.913430	9.638400	-2.77%	0
2014	10.037700	9.913430	-1.24%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	14.415444	13.522368	-6.20%	39
2015	15.689214	14.415444	-8.12%	41
2014	16.192275	15.689214	-3.11%	43
2013	14.200711	16.192275	14.02%	45
2012	13.143735	14.200711	8.04%	46
2011	14.164473	13.143735	-7.21%	48
2010	12.763647	14.164473	10.98%	50
2009	11.475328	12.763647	11.23%	0
2008	16.615252	11.475328	-30.93%	0
2007	15.433434	16.615252	7.66%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	13.058897	13.277414	1.67%	50
2015	13.356958	13.058897	-2.23%	52
2014	13.140188	13.356958	1.65%	55
2013	13.281380	13.140188	-1.06%	57
2012	12.358032	13.281380	7.47%	60
2011	12.338353	12.358032	0.16%	62
2010	11.603463	12.338353	6.33%	65
2009	9.833968	11.603463	17.99%	0
2008	10.832380	9.833968	-9.22%	0
2007	10.492661	10.832380	3.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.382567	14.863124	3.34%	0
2015	14.724310	14.382567	-2.32%	0
2014	14.388304	14.724310	2.34%	0
2013	12.943876	14.388304	11.16%	0
2012	11.813333	12.943876	9.57%	0
2011	12.081026	11.813333	-2.22%	0
2010	10.930971	12.081026	10.52%	0
2009	8.980132	10.930971	21.72%	0
2008	12.220629	8.980132	-26.52%	0
2007	11.479030	12.220629	6.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.923107	15.505630	3.90%	0
2015	15.266742	14.923107	-2.25%	0
2014	14.863553	15.266742	2.71%	0
2013	13.089425	14.863553	13.55%	0
2012	11.789001	13.089425	11.03%	0
2011	12.155562	11.789001	-3.02%	0
2010	10.826860	12.155562	12.27%	0
2009	8.576795	10.826860	26.23%	0
2008	12.997456	8.576795	-34.01%	0
2007	12.037198	12.997456	7.98%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.561701	16.256438	4.46%	0
2015	15.931340	15.561701	-2.32%	0
2014	15.488689	15.931340	2.86%	0
2013	12.991258	15.488689	19.22%	0
2012	11.486132	12.991258	13.10%	0
2011	12.036799	11.486132	-4.57%	0
2010	10.576612	12.036799	13.81%	0
2009	8.210542	10.576612	28.82%	0
2008	13.523463	8.210542	-39.29%	0
2007	12.398869	13.523463	9.07%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.400299	4.00%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.919284	16.938404	31.11%	0
2015	16.601215	12.919284	-22.18%	0
2014	19.379865	16.601215	-14.34%	0
2013	15.896657	19.379865	21.91%	0
2012	15.456951	15.896657	2.84%	0
2011	16.603040	15.456951	-6.90%	0
2010	14.188948	16.603040	17.01%	28
2009	9.791116	14.188948	44.92%	20
2008	21.868739	9.791116	-55.23%	9
2007	15.292040	21.868739	43.01%	2
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	20.938655	24.204327	15.60%	94
2015	22.266230	20.938655	-5.96%	99
2014	20.901971	22.266230	6.53%	104
2013	16.651302	20.901971	25.53%	108
2012	14.486509	16.651302	14.94%	113
2011	14.655542	14.486509	-1.15%	118
2010	12.986716	14.655542	12.85%	123
2009	10.182016	12.986716	27.55%	0
2008	18.131699	10.182016	-43.84%	1,798
2007	18.233864	18.131699	-0.56%	2,524
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.224444	12.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	25.146696	24.831087	-1.26%	0
2015	23.953774	25.146696	4.98%	0
2014	21.972957	23.953774	9.01%	0
2013	16.452529	21.972957	33.55%	0
2012	14.645431	16.452529	12.34%	0
2011	14.918169	14.645431	-1.83%	0
2010	12.264761	14.918169	21.63%	0
2009	9.760134	12.264761	25.66%	0
2008	18.863469	9.760134	-48.26%	0
2007	15.167421	18.863469	24.37%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	13.214778	13.558685	2.60%	38
2015	13.572335	13.214778	-2.63%	40
2014	13.085958	13.572335	3.72%	42
2013	13.607204	13.085958	-3.83%	44
2012	13.121907	13.607204	3.70%	46
2011	12.483522	13.121907	5.11%	48
2010	11.820142	12.483522	5.61%	50
2009	10.424222	11.820142	13.39%	0
2008	10.995925	10.424222	-5.20%	270
2007	10.759148	10.995925	2.20%	289
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	34.442617	37.857297	9.91%	0
2015	35.654732	34.442617	-3.40%	0
2014	34.242892	35.654732	4.12%	0
2013	25.664469	34.242892	33.43%	0
2012	22.813717	25.664469	12.50%	0
2011	26.059334	22.813717	-12.45%	0
2010	20.639521	26.059334	26.26%	0
2009	15.039323	20.639521	37.24%	0
2008	25.359600	15.039323	-40.70%	0
2007	22.392345	25.359600	13.25%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	21.555789	20.053574	-6.97%	0
2015	21.250433	21.555789	1.44%	0
2014	23.597922	21.250433	-9.95%	0
2013	18.461137	23.597922	27.82%	0
2012	15.617635	18.461137	18.21%	0
2011	19.239726	15.617635	-18.83%	0
2010	17.364361	19.239726	10.80%	0
2009	14.009388	17.364361	23.95%	0
2008	25.458055	14.009388	-44.97%	0
2007	22.149968	25.458055	14.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	28.560823	30.648734	7.31%	0
2015	30.042894	28.560823	-4.93%	0
2014	28.722863	30.042894	4.60%	0
2013	22.467472	28.722863	27.84%	0
2012	18.006731	22.467472	24.77%	0
2011	20.158035	18.006731	-10.67%	0
2010	16.247843	20.158035	24.07%	0
2009	10.528423	16.247843	54.32%	0
2008	22.009961	10.528423	-52.17%	0
2007	21.258879	22.009961	3.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.273867	12.530780	11.15%	0
2015	12.241120	11.273867	-7.90%	0
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	0
2009	6.575833	8.410983	27.91%	0
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.408196	15.014079	11.98%	0
2015	14.690328	13.408196	-8.73%	0
2014	14.299561	14.690328	2.73%	0
2013	12.779929	14.299561	11.89%	0
2012	11.552993	12.779929	10.62%	0
2011	11.490332	11.552993	0.55%	0
2010	10.384783	11.490332	10.65%	0
2009	7.798968	10.384783	33.16%	0
2008	11.290361	7.798968	-30.92%	0
2007	11.082100	11.290361	1.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	23.009894	26.221961	13.96%	0
2015	24.318832	23.009894	-5.38%	0
2014	22.777682	24.318832	6.77%	0
2013	17.885091	22.777682	27.36%	0
2012	16.267776	17.885091	9.94%	0
2011	15.627815	16.267776	4.10%	0
2010	13.190899	15.627815	18.47%	207
2009	11.447265	13.190899	15.23%	601
2008	15.990900	11.447265	-28.41%	1,131
2007	16.735450	15.990900	-4.45%	2,709

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	28.474052	36.404455	27.85%	0
2015	31.308873	28.474052	-9.05%	0
2014	31.701841	31.308873	-1.24%	0
2013	23.695704	31.701841	33.79%	0
2012	20.383005	23.695704	16.25%	0
2011	21.566888	20.383005	-5.49%	0
2010	17.127950	21.566888	25.92%	24
2009	13.504549	17.127950	26.83%	17
2008	20.531409	13.504549	-34.22%	9
2007	21.419668	20.531409	-4.15%	2
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.354013	8.481692	15.33%	0
2015	9.314957	7.354013	-21.05%	0
2014*	10.000000	9.314957	-6.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	19.328509	20.343501	5.25%	0
2015	21.049607	19.328509	-8.18%	0
2014	24.120649	21.049607	-12.73%	0
2013	19.974342	24.120649	20.76%	0
2012	17.204426	19.974342	16.10%	0
2011	19.604179	17.204426	-12.24%	0
2010	18.415144	19.604179	6.46%	0
2009	13.683828	18.415144	34.58%	0
2008	23.372454	13.683828	-41.45%	0
2007	20.616415	23.372454	13.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.134796	9.234428	1.09%	0
2015	9.720722	9.134796	-6.03%	0
2014	9.720720	9.720722	0.00%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.726771	10.991139	2.46%	0
2015	11.598103	10.726771	-7.51%	0
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.150643	9.920214	-2.27%	0
2015	10.149062	10.150643	0.02%	0
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.418844	14.445609	0.19%	0
2015	14.017316	14.418844	2.86%	0
2014	13.196296	14.017316	6.22%	0
2013	9.612666	13.196296	37.28%	0
2012*	10.000000	9.612666	-3.87%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.039022	13.379123	11.13%	0
2015	12.807989	12.039022	-6.00%	0
2014	12.520708	12.807989	2.29%	0
2013	9.925045	12.520708	26.15%	0
2012*	10.000000	9.925045	-0.75%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.663554	13.495065	-1.23%	0
2015	13.770565	13.663554	-0.78%	0
2014	13.021428	13.770565	5.75%	0
2013	9.706928	13.021428	34.15%	0
2012*	10.000000	9.706928	-2.93%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.842199	13.244589	-4.32%	0
2015	15.379658	13.842199	-10.00%	0
2014	16.532075	15.379658	-6.97%	0
2013	13.453793	16.532075	22.88%	0
2012	11.496395	13.453793	17.03%	0
2011	12.615839	11.496395	-8.87%	0
2010	11.821378	12.615839	6.72%	0
2009*	10.000000	11.821378	18.21%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.745898	12.261216	14.10%	0
2015	11.704252	10.745898	-8.19%	0
2014	11.696013	11.704252	0.07%	0
2013	10.778669	11.696013	8.51%	0
2012*	10.000000	10.778669	7.79%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.548403	13.076772	4.21%	0
2015	13.562370	12.548403	-7.48%	0
2014	12.803416	13.562370	5.93%	0
2013	10.034030	12.803416	27.60%	0
2012*	10.000000	10.034030	0.34%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	22.389760	22.938506	2.45%	0
2015	22.706961	22.389760	-1.40%	0
2014	21.363178	22.706961	6.29%	0
2013	18.158731	21.363178	17.65%	0
2012	16.310797	18.158731	11.33%	0
2011	16.387081	16.310797	-0.47%	0
2010	15.434123	16.387081	6.17%	0
2009	12.515239	15.434123	23.32%	0
2008	15.183189	12.515239	-17.57%	0
2007	14.020622	15.183189	8.29%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.752917	9.790637	0.39%	0
2015*	10.000000	9.752917	-2.47%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	31.387885	31.423185	0.11%	0
2015	28.554535	31.387885	9.92%	0
2014	26.807892	28.554535	6.52%	12
2013	20.857130	26.807892	28.53%	384
2012	17.148792	20.857130	21.62%	647
2011	18.765144	17.148792	-8.61%	653
2010	17.946115	18.765144	4.56%	812
2009	12.515803	17.946115	43.39%	653
2008	22.886905	12.515803	-45.31%	728
2007	17.058984	22.886905	34.16%	758
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.562470	16.282025	11.81%	0
2015	14.171067	14.562470	2.76%	0
2014	13.197181	14.171067	7.38%	0
2013	9.926040	13.197181	32.96%	0
2012*	10.000000	9.926040	-0.74%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	25.468241	23.333363	-8.38%	0
2015	28.439244	25.468241	-10.45%	0
2014	32.947947	28.439244	-13.68%	7
2013	29.358871	32.947947	12.22%	214
2012	26.416467	29.358871	11.14%	360
2011	39.756955	26.416467	-33.56%	0
2010	32.383395	39.756955	22.77%	0
2009	18.415391	32.383395	75.85%	0
2008	39.257929	18.415391	-53.09%	0
2007	31.230706	39.257929	25.70%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.211469	8.553702	18.61%	0
2015	9.186139	7.211469	-21.50%	0
2014	9.809448	9.186139	-6.35%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.940871	-0.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.339473	13.184204	6.85%	0
2015	12.841227	12.339473	-3.91%	0
2014	14.136092	12.841227	-9.16%	0
2013	10.193457	14.136092	38.68%	0
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	26.070291	29.129303	11.73%	0
2015	26.798471	26.070291	-2.72%	0
2014	24.763227	26.798471	8.22%	0
2013	18.597094	24.763227	33.16%	0
2012	16.343084	18.597094	13.79%	0
2011	16.720022	16.343084	-2.25%	0
2010	15.309174	16.720022	9.22%	0
2009	12.731433	15.309174	20.25%	0
2008	19.276952	12.731433	-33.96%	0
2007	18.246613	19.276952	5.65%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.289156	15.591488	1.98%	0
2015	14.643868	15.289156	4.41%	0
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	0
2011	10.713597	10.334130	-3.54%	0
2010*	10.000000	10.713597	7.14%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.701430	10.083851	3.94%	0
2015*	10.000000	9.701430	-2.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	12.220458	12.704353	3.96%	39
2015	12.548898	12.220458	-2.62%	40
2014	11.880123	12.548898	5.63%	42
2013	12.168491	11.880123	-2.37%	44
2012	11.348781	12.168491	7.22%	46
2011	10.963809	11.348781	3.51%	48
2010	10.448159	10.963809	4.94%	50
2009	9.727192	10.448159	7.41%	0
2008	11.062118	9.727192	-12.07%	0
2007	10.707238	11.062118	3.31%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	20.834390	22.625269	8.60%	0
2015	21.468648	20.834390	-2.95%	0
2014	21.248033	21.468648	1.04%	0
2013	23.714077	21.248033	-10.40%	0
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	0
2010	18.111557	19.518249	7.77%	0
2009	14.174913	18.111557	27.77%	0
2008	16.978141	14.174913	-16.51%	0
2007	16.251803	16.978141	4.47%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.197927	9.255767	12.90%	0
2015*	10.000000	8.197927	-18.02%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	15.011228	16.363969	9.01%	0
2015	16.466602	15.011228	-8.84%	0
2014	17.121874	16.466602	-3.83%	0
2013	13.216730	17.121874	29.55%	0
2012	10.976031	13.216730	20.41%	0
2011	11.279557	10.976031	-2.69%	0
2010*	10.000000	11.279557	12.80%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.564449	24.277290	18.05%	0
2015	21.914860	20.564449	-6.16%	0
2014	19.758272	21.914860	10.91%	0
2013	15.280576	19.758272	29.30%	0
2012	13.597116	15.280576	12.38%	0
2011	13.778810	13.597116	-1.32%	0
2010	12.400366	13.778810	11.12%	0
2009*	10.000000	12.400366	24.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.932083	14.913334	7.04%	0
2015	14.049200	13.932083	-0.83%	0
2014	13.626690	14.049200	3.10%	0
2013	11.255546	13.626690	21.07%	0
2012	9.905519	11.255546	13.63%	0
2011	9.993847	9.905519	-0.88%	0
2010	9.085128	9.993847	10.00%	0
2009	7.496405	9.085128	21.19%	0
2008	10.870847	7.496405	-31.04%	0
2007	10.430613	10.870847	4.22%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	11.046140	11.135357	0.81%	0
2015	11.274673	11.046140	-2.03%	0
2014	10.936849	11.274673	3.09%	0
2013	11.431553	10.936849	-4.33%	0
2012	11.090766	11.431553	3.07%	0
2011	10.682066	11.090766	3.83%	0
2010	10.263054	10.682066	4.08%	0
2009	9.318922	10.263054	10.13%	0
2008	10.529215	9.318922	-11.49%	0
2007	10.412741	10.529215	1.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.546905	15.296414	-1.61%	0
2015	14.859628	15.546905	4.63%	0
2014	14.859259	14.859628	0.00%	0
2013	11.762560	14.859259	26.33%	0
2012	9.811580	11.762560	19.88%	0
2011	11.016702	9.811580	-10.94%	0
2010	10.079451	11.016702	9.30%	0
2009	7.248531	10.079451	39.06%	0
2008	12.029430	7.248531	-39.74%	0
2007	10.712318	12.029430	12.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.850890	15.906207	7.11%	0
2015	14.209820	14.850890	4.51%	0
2014	13.390128	14.209820	6.12%	0
2013	10.520324	13.390128	27.28%	0
2012	9.125578	10.520324	15.28%	0
2011	9.749596	9.125578	-6.40%	0
2010	8.399928	9.749596	16.07%	0
2009	6.163543	8.399928	36.28%	0
2008	11.251384	6.163543	-45.22%	0
2007	10.240314	11.251384	9.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.872147	14.042646	9.09%	0
2015	12.967199	12.872147	-0.73%	0
2014	11.979667	12.967199	8.24%	0
2013	9.174469	11.979667	30.58%	0
2012	7.981188	9.174469	14.95%	0
2011	8.313029	7.981188	-3.99%	0
2010	7.628096	8.313029	8.98%	0
2009	5.943759	7.628096	28.34%	0
2008	9.772893	5.943759	-39.18%	0
2007*	10.000000	9.772893	-2.27%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	22.089138	25.504808	15.46%	0
2015	24.061860	22.089138	-8.20%	0
2014	22.494948	24.061860	6.97%	0
2013	16.930563	22.494948	32.87%	0
2012	14.590393	16.930563	16.04%	0
2011	15.245979	14.590393	-4.30%	0
2010	13.448093	15.245979	13.37%	0
2009	10.676501	13.448093	25.96%	0
2008	17.318324	10.676501	-38.35%	0
2007	18.109621	17.318324	-4.37%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.256799	9.361049	1.13%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.884312	11.906122	9.39%	0
2015	11.445404	10.884312	-4.90%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.720619	11.451402	6.82%	0
2015	11.112897	10.720619	-3.53%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	18.615655	20.869521	12.11%	0
2015	19.464422	18.615655	-4.36%	0
2014	19.328266	19.464422	0.70%	0
2013	18.382475	19.328266	5.15%	0
2012	16.341444	18.382475	12.49%	0
2011	16.028346	16.341444	1.95%	0
2010	14.424560	16.028346	11.12%	227
2009	10.060891	14.424560	43.37%	657
2008	14.227700	10.060891	-29.29%	997
2007	14.049499	14.227700	1.27%	1,306
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.345047	13.765398	11.51%	0
2015	12.723102	12.345047	-2.97%	0
2014	12.158791	12.723102	4.64%	0
2013	8.626280	12.158791	40.95%	0
2012	7.518932	8.626280	14.73%	0
2011	8.666687	7.518932	-13.24%	0
2010	7.648644	8.666687	13.31%	0
2009	5.091966	7.648644	50.21%	0
2008*	10.000000	5.091966	-49.08%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.318384	15.482809	8.13%	0
2015	14.642117	14.318384	-2.21%	0
2014	13.492474	14.642117	8.52%	0
2013	9.916587	13.492474	36.06%	0
2012	9.066692	9.916587	9.37%	0
2011	9.544246	9.066692	-5.00%	0
2010	7.865745	9.544246	21.34%	0
2009	6.101864	7.865745	28.91%	0
2008*	10.000000	6.101864	-38.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.977516	12.746293	6.42%	0
2015	12.414823	11.977516	-3.52%	0
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.919670	12.420720	4.20%	0
2015	12.268131	11.919670	-2.84%	0
2014	11.978252	12.268131	2.42%	0
2013	10.638464	11.978252	12.59%	0
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
2009	7.892680	9.286886	17.66%	0
2008*	10.000000	7.892680	-21.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.114297	12.767894	5.40%	0
2015	12.502492	12.114297	-3.10%	0
2014	12.160437	12.502492	2.81%	0
2013	10.213369	12.160437	19.06%	0
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	0
2010	8.745895	9.652592	10.37%	0
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.274425	11.582781	2.74%	0
2015	11.565966	11.274425	-2.52%	0
2014	11.397682	11.565966	1.48%	0
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	0
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.182550	10.555420	3.66%	0
2015	10.834446	10.182550	-6.02%	0
2014	10.789190	10.834446	0.42%	0
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.125079	10.561046	4.31%	0
2015	10.839288	10.125079	-6.59%	0
2014	10.927239	10.839288	-0.80%	0
2013*	10.000000	10.927239	9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	12.045159	12.626111	4.82%	0
2015	12.398112	12.045159	-2.85%	0
2014	12.073604	12.398112	2.69%	0
2013	10.436655	12.073604	15.68%	0
2012	9.458397	10.436655	10.34%	0
2011	9.861439	9.458397	-4.09%	0
2010	9.016832	9.861439	9.37%	0
2009	7.529554	9.016832	19.75%	0
2008*	10.000000	7.529554	-24.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	12.026843	12.707562	5.66%	0
2015	12.434795	12.026843	-3.28%	0
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.748907	12.230031	4.10%	0
2015	12.093095	11.748907	-2.85%	0
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	0
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.607737	11.969939	3.12%	0
2015	11.925518	11.607737	-2.66%	0
2014	11.601293	11.925518	2.79%	0
2013	12.070883	11.601293	-3.89%	0
2012	11.436873	12.070883	5.54%	0
2011	10.962081	11.436873	4.33%	0
2010	10.454385	10.962081	4.86%	0
2009	9.803732	10.454385	6.64%	0
2008*	10.000000	9.803732	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.624814	12.811782	1.48%	0
2015	12.923071	12.624814	-2.31%	0
2014	12.547427	12.923071	2.99%	0
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	24.122786	25.461436	5.55%	0
2015	29.325680	24.122786	-17.74%	0
2014	31.678628	29.325680	-7.43%	0
2013	32.121554	31.678628	-1.38%	0
2012	27.960981	32.121554	14.88%	0
2011	36.785246	27.960981	-23.99%	0
2010	32.316511	36.785246	13.83%	0
2009	20.178429	32.316511	60.15%	0
2008	48.845262	20.178429	-58.69%	0
2007	34.261585	48.845262	42.57%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.239542	12.108969	-1.07%	39
2015	12.477473	12.239542	-1.91%	40
2014	12.150998	12.477473	2.69%	42
2013	12.896769	12.150998	-5.78%	44
2012	12.744186	12.896769	1.20%	46
2011	12.099304	12.744186	5.33%	48
2010	11.758780	12.099304	2.90%	50
2009	11.660809	11.758780	0.84%	0
2008	11.023542	11.660809	5.78%	6,149
2007	10.476712	11.023542	5.22%	2,666
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.205216	9.040660	-1.79%	3,344
2015	9.373944	9.205216	-1.80%	11,476
2014	9.545767	9.373944	-1.80%	11,847
2013	9.720735	9.545767	-1.80%	14,123
2012	9.899405	9.720735	-1.80%	14,931
2011	10.080348	9.899405	-1.80%	15,977
2010	10.265103	10.080348	-1.80%	15,855
2009	10.448876	10.265103	-1.76%	24,875
2008	10.426279	10.448876	0.22%	20,580
2007	10.132810	10.426279	2.90%	6,119
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.211100	8.114806	-1.17%	0
2015	8.639911	8.211100	-4.96%	0
2014	8.862087	8.639911	-2.51%	0
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	0
2011	7.676060	6.784317	-11.62%	0
2010	6.917197	7.676060	10.97%	118
2009	5.441437	6.917197	27.12%	82
2008*	10.000000	5.441437	-45.59%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.120290	9.003411	-1.28%	0
2015	9.418303	9.120290	-3.16%	0
2014	10.223577	9.418303	-7.88%	0
2013	8.603248	10.223577	18.83%	0
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
2008	11.634112	6.501522	-44.12%	0
2007	10.831580	11.634112	7.41%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	22.772343	24.480921	7.50%	332
2015	23.423588	22.772343	-2.78%	6,053
2014	22.720264	23.423588	3.10%	6,078
2013	18.182340	22.720264	24.96%	6,816
2012	15.975717	18.182340	13.81%	7,338
2011	16.933712	15.975717	-5.66%	7,614
2010	15.043224	16.933712	12.57%	7,329
2009	12.042687	15.043224	24.92%	7,014
2008	19.418103	12.042687	-37.98%	7,164
2007	18.663939	19.418103	4.04%	1,503
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.799176	15.449516	4.39%	0
2015	15.096673	14.799176	-1.97%	0
2014	14.699388	15.096673	2.70%	0
2013	13.197182	14.699388	11.38%	0
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.844848	17.822756	5.81%	0
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.378693	13.698722	2.39%	0
2015	13.587950	13.378693	-1.54%	0
2014	13.318874	13.587950	2.02%	271
2013	12.937881	13.318874	2.94%	272
2012	12.527245	12.937881	3.28%	272
2011	12.393105	12.527245	1.08%	273
2010	11.917943	12.393105	3.99%	273
2009	11.125672	11.917943	7.12%	274
2008	12.055724	11.125672	-7.71%	275
2007	11.650951	12.055724	3.47%	276
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.156788	10.543781	3.81%	0
2015	10.689448	10.156788	-4.98%	0
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.093899	10.601725	5.03%	0
2015	10.702217	10.093899	-5.68%	0
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	18.302010	19.257328	5.22%	4,430
2015	18.700084	18.302010	-2.13%	4,480
2014	18.104816	18.700084	3.29%	4,709
2013	15.808117	18.104816	14.53%	4,711
2012	14.527801	15.808117	8.81%	4,714
2011	14.799515	14.527801	-1.84%	5,007
2010	13.587725	14.799515	8.92%	5,577
2009	11.614317	13.587725	16.99%	6,417
2008	15.399414	11.614317	-24.58%	7,521
2007	14.843178	15.399414	3.75%	12,862
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	20.907507	22.273646	6.53%	2,651
2015	21.447290	20.907507	-2.52%	3,012
2014	20.808912	21.447290	3.07%	3,859
2013	17.315454	20.808912	20.18%	14,038
2012	15.500648	17.315454	11.71%	2,924
2011	16.127159	15.500648	-3.88%	11,115
2010	14.554604	16.127159	10.80%	10,186
2009	11.915016	14.554604	22.15%	9,721
2008	17.685357	11.915016	-32.63%	1,635
2007	16.967720	17.685357	4.23%	1,514
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.919441	16.525257	3.81%	12,531
2015	16.216208	15.919441	-1.83%	12,531
2014	15.766218	16.216208	2.85%	12,531
2013	14.530234	15.766218	8.51%	0
2012	13.696059	14.530234	6.09%	0
2011	13.664709	13.696059	0.23%	0
2010	12.823011	13.664709	6.56%	0
2009	11.398289	12.823011	12.50%	0
2008	13.662752	11.398289	-16.57%	0
2007	13.144366	13.662752	3.94%	8,389
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.447233	22.777133	1.47%	0
2015	21.807049	22.447233	2.94%	0
2014	20.455327	21.807049	6.61%	455
2013	15.284154	20.455327	33.83%	926
2012	13.143632	15.284154	16.29%	1,260
2011	13.726542	13.143632	-4.25%	1,269
2010	12.880958	13.726542	6.56%	1,539
2009*	10.000000	12.880958	28.81%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.523759	10.152240	6.60%	0
2015	9.921279	9.523759	-4.01%	0
2014*	10.000000	9.921279	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.948971	10.751822	8.07%	0
2015	10.117028	9.948971	-1.66%	0
2014*	10.000000	10.117028	1.17%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	31.388512	37.079358	18.13%	0
2015	32.794989	31.388512	-4.29%	0
2014	30.520937	32.794989	7.45%	0
2013	23.360061	30.520937	30.65%	0
2012	20.250791	23.360061	15.35%	0
2011	21.159631	20.250791	-4.30%	0
2010	17.073555	21.159631	23.93%	189
2009	12.713568	17.073555	34.29%	444
2008	20.377307	12.713568	-37.61%	638
2007	19.294289	20.377307	5.61%	816
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	14.062748	15.004468	6.70%	0
2015	14.746764	14.062748	-4.64%	0
2014	14.455656	14.746764	2.01%	0
2013	14.888032	14.455656	-2.90%	0
2012	13.506993	14.888032	10.22%	0
2011	13.031001	13.506993	3.65%	0
2010	11.999350	13.031001	8.60%	125
2009	9.824098	11.999350	22.14%	362
2008	12.095722	9.824098	-18.78%	549
2007	11.774087	12.095722	2.73%	719
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.224146	9.792425	-4.22%	0
2015	10.480173	10.224146	-2.44%	0
2014	10.818565	10.480173	-3.13%	0
2013	9.098988	10.818565	18.90%	0
2012	8.021231	9.098988	13.44%	0
2011	9.037755	8.021231	-11.25%	0
2010	8.086870	9.037755	11.76%	0
2009	6.050429	8.086870	33.66%	0
2008*	10.000000	6.050429	-39.50%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.841080	14.269710	3.10%	0
2015	14.890866	13.841080	-7.05%	0
2014	16.788548	14.890866	-11.30%	0
2013	14.123274	16.788548	18.87%	0
2012	12.287879	14.123274	14.94%	0
2011	14.969960	12.287879	-17.92%	0
2010	14.395582	14.969960	3.99%	0
2009	11.319314	14.395582	27.18%	0
2008	21.537850	11.319314	-47.44%	0
2007	21.356427	21.537850	0.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.169339	14.191906	0.16%	0
2015	13.991194	14.169339	1.27%	0
2014	12.934965	13.991194	8.17%	0
2013	9.799546	12.934965	32.00%	0
2012	8.592706	9.799546	14.04%	0
2011	9.042175	8.592706	-4.97%	0
2010	7.981912	9.042175	13.28%	0
2009	6.283783	7.981912	27.02%	0
2008*	10.000000	6.283783	-37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.593902	14.352321	13.96%	0
2015	13.281183	12.593902	-5.17%	0
2014	12.267987	13.281183	8.26%	0
2013	9.252011	12.267987	32.60%	0
2012	8.012466	9.252011	15.47%	0
2011	8.688406	8.012466	-7.78%	0
2010	7.847341	8.688406	10.72%	0
2009	6.271938	7.847341	25.12%	0
2008*	10.000000	6.271938	-37.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.718002	14.287537	4.15%	0
2015	14.017936	13.718002	-2.14%	0
2014	13.762966	14.017936	1.85%	31
2013	10.111494	13.762966	36.11%	991
2012	8.981908	10.111494	12.58%	1,670
2011	9.572291	8.981908	-6.17%	1,685
2010	7.707532	9.572291	24.19%	2,145
2009	6.194427	7.707532	24.43%	1,720
2008*	10.000000	6.194427	-38.06%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.079785	18.569436	15.48%	0
2015	16.861109	16.079785	-4.63%	0
2014	14.672824	16.861109	14.91%	0
2013	11.012612	14.672824	33.24%	0
2012	9.639322	11.012612	14.25%	0
2011	10.048939	9.639322	-4.08%	0
2010	8.553700	10.048939	17.48%	0
2009	6.676263	8.553700	28.12%	0
2008*	10.000000	6.676263	-33.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	21.471510	22.785227	6.12%	0
2015	21.749917	21.471510	-1.28%	0
2014	21.600360	21.749917	0.69%	0
2013	15.280298	21.600360	41.36%	0
2012	13.759512	15.280298	11.05%	0
2011	14.132927	13.759512	-2.64%	0
2010	11.503780	14.132927	22.85%	0
2009	9.210609	11.503780	24.90%	0
2008	17.544321	9.210609	-47.50%	241
2007	16.317444	17.544321	7.52%	178
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	30.104323	37.136550	23.36%	0
2015	32.713688	30.104323	-7.98%	0
2014	31.202424	32.713688	4.84%	0
2013	22.691833	31.202424	37.51%	0
2012	19.208436	22.691833	18.13%	0
2011	20.688034	19.208436	-7.15%	0
2010	16.657048	20.688034	24.20%	0
2009	13.477173	16.657048	23.59%	0
2008	20.272848	13.477173	-33.52%	0
2007	22.255469	20.272848	-8.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	27.777485	33.428583	20.34%	0
2015	28.833128	27.777485	-3.66%	0
2014	29.199343	28.833128	-1.25%	0
2013	21.155476	29.199343	38.02%	0
2012	18.697175	21.155476	13.15%	0
2011	20.212173	18.697175	-7.50%	0
2010	16.468562	20.212173	22.73%	0
2009	12.475251	16.468562	32.01%	0
2008	20.608770	12.475251	-39.47%	0
2007	20.598389	20.608770	0.05%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	21.110203	23.044474	9.16%	0
2015	21.355817	21.110203	-1.15%	0
2014	19.449084	21.355817	9.80%	0
2013	15.142923	19.449084	28.44%	0
2012	13.545453	15.142923	11.79%	0
2011	13.741266	13.545453	-1.42%	0
2010	12.358728	13.741266	11.19%	0
2009	10.023574	12.358728	23.30%	0
2008	17.482313	10.023574	-42.66%	0
2007	16.501933	17.482313	5.94%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.692848	13.359676	5.25%	0
2015	13.701058	12.692848	-7.36%	0
2014	10.848682	13.701058	26.29%	0
2013	10.757084	10.848682	0.85%	0
2012	9.477882	10.757084	13.50%	0
2011	9.093061	9.477882	4.23%	0
2010	7.132550	9.093061	27.49%	0
2009	5.565185	7.132550	28.16%	0
2008*	10.000000	5.565185	-44.35%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.833474	14.039385	9.40%	0
2015	12.946640	12.833474	-0.87%	0
2014	11.659226	12.946640	11.04%	0
2013*	10.000000	11.659226	16.59%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.977485	10.042521	0.65%	0
2015	10.195152	9.977485	-2.14%	0
2014	10.331000	10.195152	-1.31%	0
2013	10.509297	10.331000	-1.70%	0
2012	10.338148	10.509297	1.66%	0
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	0.58%	0
2009	9.823638	10.332676	5.18%	0
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	12.013426	14.260108	18.70%	0
2015	12.861546	12.013426	-6.59%	0
2014	12.527139	12.861546	2.67%	0
2013*	10.000000	12.527139	25.27%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.630656	13.535236	-0.70%	0
2015	14.444317	13.630656	-5.63%	0
2014	16.013771	14.444317	-9.80%	0
2013	13.578670	16.013771	17.93%	0
2012	11.565412	13.578670	17.41%	0
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	13.033499	12.567100	-3.58%	0
2015	13.072673	13.033499	-0.30%	0
2014	13.762943	13.072673	-5.02%	0
2013	11.893963	13.762943	15.71%	0
2012	10.223255	11.893963	16.34%	0
2011	11.874758	10.223255	-13.91%	0
2010	9.910417	11.874758	19.82%	0
2009	7.502775	9.910417	32.09%	0
2008	14.264773	7.502775	-47.40%	28
2007	14.075423	14.264773	1.35%	5
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	28.564487	29.219140	2.29%	0
2015	28.801587	28.564487	-0.82%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.899264	9.840098	-0.60%	38
2015	10.062229	9.899264	-1.62%	40
2014	10.184536	10.062229	-1.20%	42
2013	10.307634	10.184536	-1.19%	44
2012	10.034926	10.307634	2.72%	46
2011	10.188937	10.034926	-1.51%	11,379
2010	9.854848	10.188937	3.39%	11,381
2009	8.855318	9.854848	11.29%	0
2008	10.416482	8.855318	-14.99%	289
2007	10.125323	10.416482	2.88%	304
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	23.152711	24.979462	7.89%	0
2015	23.686915	23.152711	-2.26%	0
2014	21.852392	23.686915	8.40%	0
2013	16.171660	21.852392	35.13%	0
2012	14.839478	16.171660	8.98%	0
2011	15.591222	14.839478	-4.82%	0
2010	12.923170	15.591222	20.65%	0
2009	10.013252	12.923170	29.06%	0
2008	16.838934	10.013252	-40.54%	0
2007	15.936002	16.838934	5.67%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	29.312792	28.741356	-1.95%	0
2015	28.792754	29.312792	1.81%	0
2014	28.729856	28.792754	0.22%	0
2013	23.038040	28.729856	24.71%	0
2012	19.397365	23.038040	18.77%	0
2011	21.593622	19.397365	-10.17%	0
2010	19.004772	21.593622	13.62%	0
2009	13.887705	19.004772	36.85%	0
2008	23.701973	13.887705	-41.41%	0
2007	22.755050	23.701973	4.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.563364	9.980083	4.36%	0
2015	9.987547	9.563364	-4.25%	0
2014	9.923377	9.987547	0.65%	0
2013	10.142487	9.923377	-2.16%	0
2012*	10.000000	10.142487	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.115919	8.709183	-4.46%	0
2015	9.003381	9.115919	1.25%	0
2014*	10.000000	9.003381	-9.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	22.957060	25.092208	9.30%	0
2015	22.673431	22.957060	1.25%	0
2014	20.913854	22.673431	8.41%	0
2013	16.203001	20.913854	29.07%	0
2012	14.150389	16.203001	14.51%	0
2011	14.454684	14.150389	-2.11%	0
2010	12.708267	14.454684	13.74%	0
2009	10.110795	12.708267	25.69%	0
2008	16.776556	10.110795	-39.73%	0
2007	16.404704	16.776556	2.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	31.692282	36.623622	15.56%	0
2015	34.367562	31.692282	-7.78%	0
2014	31.344434	34.367562	9.64%	0
2013	22.697960	31.344434	38.09%	0
2012	19.643856	22.697960	15.55%	0
2011	20.491527	19.643856	-4.14%	0
2010	16.957145	20.491527	20.84%	49
2009	12.615191	16.957145	34.42%	36
2008	20.722098	12.615191	-39.12%	18
2007	21.401986	20.722098	-3.18%	4

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.157129	10.153309	10.88%	0
2015	10.268491	9.157129	-10.82%	0
2014	10.409361	10.268491	-1.35%	0
2013	10.588592	10.409361	-1.69%	0
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.711155	9.685138	11.18%	0
2015	9.085729	8.711155	-4.12%	0
2014	9.124117	9.085729	-0.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.545781	10.657165	1.06%	0
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.075154	11.018280	-0.51%	0
2015	11.254659	11.075154	-1.59%	0
2014	11.375834	11.254659	-1.07%	0
2013	11.611314	11.375834	-2.03%	0
2012	11.181746	11.611314	3.84%	0
2011	11.272539	11.181746	-0.81%	0
2010	10.913226	11.272539	3.29%	0
2009*	10.000000	10.913226	9.13%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.080478	0.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.392814	10.469937	0.74%	0
2015	10.547913	10.392814	-1.47%	0
2014	10.311521	10.547913	2.29%	0
2013	10.720627	10.311521	-3.82%	0
2012	9.970403	10.720627	7.52%	0
2011*	10.000000	9.970403	-0.30%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	18.058267	20.397307	12.95%	0
2015	19.886310	18.058267	-9.19%	0
2014	18.287992	19.886310	8.74%	0
2013	13.725967	18.287992	33.24%	0
2012	11.732797	13.725967	16.99%	0
2011	12.528965	11.732797	-6.35%	0
2010	11.154656	12.528965	12.32%	0
2009	8.750441	11.154656	27.48%	0
2008	14.536245	8.750441	-39.80%	0
2007	15.755685	14.536245	-7.74%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.317463	3.17%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	17.073155	16.355298	-4.20%	0
2015	17.361809	17.073155	-1.66%	0
2014	18.965542	17.361809	-8.46%	0
2013	15.079944	18.965542	25.77%	0
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
2010	14.291841	15.441920	8.05%	0
2009	11.677311	14.291841	22.39%	0
2008	21.216886	11.677311	-44.96%	0
2007	19.939586	21.216886	6.41%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.827671	27.030101	-12.32%	0
2015	27.912004	30.827671	10.45%	0
2014	21.660182	27.912004	28.86%	0
2013	14.654528	21.660182	47.81%	0
2012	11.392176	14.654528	28.64%	0
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.467732	7.716662	41.13%	0
2015	8.366467	5.467732	-34.65%	0
2014	10.532019	8.366467	-20.56%	0
2013	9.702966	10.532019	8.54%	0
2012*	10.000000	9.702966	-2.97%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.371409	7.565042	40.84%	0
2015	8.241290	5.371409	-34.82%	0
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	18.754060	19.134856	2.03%	0
2015	19.711666	18.754060	-4.86%	0
2014	18.215116	19.711666	8.22%	0
2013	13.849820	18.215116	31.52%	0
2012	12.129673	13.849820	14.18%	0
2011	13.256655	12.129673	-8.50%	0
2010	12.016171	13.256655	10.32%	0
2009	9.630322	12.016171	24.77%	0
2008	15.784090	9.630322	-38.99%	2,906
2007	14.619971	15.784090	7.96%	3,012
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	16.891872	17.861121	5.74%	0
2015	16.989312	16.891872	-0.57%	0
2014	14.654375	16.989312	15.93%	0
2013	12.474152	14.654375	17.48%	0
2012	11.238452	12.474152	11.00%	0
2011	10.747011	11.238452	4.57%	0
2010	9.660082	10.747011	11.25%	0
2009	8.520347	9.660082	13.38%	0
2008	12.240424	8.520347	-30.39%	0
2007	11.585958	12.240424	5.65%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.242363	18.994908	-1.29%	0
2015	19.335217	19.242363	-0.48%	0
2014	18.957058	19.335217	1.99%	0
2013	13.800521	18.957058	37.36%	0
2012	11.673706	13.800521	18.22%	0
2011	12.584611	11.673706	-7.24%	0
2010*	10.000000	12.584611	25.85%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	21.629384	22.886613	5.81%	0
2015	22.679656	21.629384	-4.63%	0
2014	23.537434	22.679656	-3.64%	0
2013	15.954536	23.537434	47.53%	0
2012	15.062138	15.954536	5.92%	0
2011	16.076701	15.062138	-6.31%	0
2010	12.913770	16.076701	24.49%	0
2009	8.615146	12.913770	49.90%	0
2008	14.977636	8.615146	-42.48%	0
2007	13.402661	14.977636	11.75%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	23.226144	25.321436	9.02%	0
2015	23.331079	23.226144	-0.45%	0
2014	21.750161	23.331079	7.27%	0
2013	16.464439	21.750161	32.10%	0
2012	14.308110	16.464439	15.07%	0
2011	13.742989	14.308110	4.11%	0
2010	12.413111	13.742989	10.71%	0
2009	10.508689	12.413111	18.12%	0
2008	18.054232	10.508689	-41.79%	0
2007	17.543710	18.054232	2.91%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	30.794342	37.720118	22.49%	0
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	1
2012	19.807956	23.031215	16.27%	217
2011	22.084830	19.807956	-10.31%	217
2010	17.774548	22.084830	24.25%	798
2009	12.694437	17.774548	40.02%	203
2008	20.130240	12.694437	-36.94%	117
2007	20.203167	20.130240	-0.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.493311	12.800830	2.46%	261
2015	13.050939	12.493311	-4.27%	285
2014	12.872186	13.050939	1.39%	854
2013	14.329952	12.872186	-10.17%	873
2012	13.596485	14.329952	5.39%	847
2011	12.396085	13.596485	9.68%	20,904
2010	12.014646	12.396085	3.17%	20,517
2009	11.106590	12.014646	8.18%	21,724
2008	11.498609	11.106590	-3.41%	24,620
2007	10.700603	11.498609	7.46%	20,857

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	21.637181	24.041349	11.11%	0
2015	23.439460	21.637181	-7.69%	0
2014	21.259600	23.439460	10.25%	0
2013	15.987293	21.259600	32.98%	0
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
2010	12.613872	14.096731	11.76%	0
2009	10.912153	12.613872	15.59%	0
2008	17.033878	10.912153	-35.94%	0
2007	17.432300	17.033878	-2.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	21.702037	26.140946	20.45%	1,443
2015	22.465985	21.702037	-3.40%	1,706
2014	19.691725	22.465985	14.09%	2,222
2013	15.444726	19.691725	27.50%	2,539
2012	13.539412	15.444726	14.07%	2,934
2011	13.911364	13.539412	-2.67%	3,508
2010	11.912745	13.911364	16.78%	3,100
2009	9.350585	11.912745	27.40%	5,210
2008	12.620144	9.350585	-25.91%	5,485
2007	13.179014	12.620144	-4.24%	1,932
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.439042	14.711924	1.89%	22
2015	14.859989	14.439042	-2.83%	22
2014	14.853093	14.859989	0.05%	23
2013	13.226327	14.853093	12.30%	1,122
2012	12.254789	13.226327	7.93%	1,035
2011	12.956952	12.254789	-5.42%	4,322
2010	12.027073	12.956952	7.73%	1,509
2009*	10.000000	12.027073	20.27%	1,134
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.758916	9.814423	0.57%	1,220
2015*	10.000000	9.758916	-2.41%	1,251
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
2013*	10.000000	12.189031	21.89%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.380307	11.737699	13.08%	474
2015	10.848962	10.380307	-4.32%	469
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	31.484344	38.854190	23.41%	462
2015	32.842926	31.484344	-4.14%	499
2014	31.831718	32.842926	3.18%	576
2013	23.047568	31.831718	38.11%	549
2012	20.289105	23.047568	13.60%	597
2011	20.555092	20.289105	-1.29%	1,636
2010	16.643625	20.555092	23.50%	2,688
2009	13.563037	16.643625	22.71%	1,844
2008	20.002786	13.563037	-32.19%	3,120
2007	20.516323	20.002786	-2.50%	5,616
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	23.559022	25.770073	9.39%	0
2015	23.796436	23.559022	-1.00%	0
2014	21.435938	23.796436	11.01%	0
2013	16.582303	21.435938	29.27%	1,625
2012	14.631439	16.582303	13.33%	1,626
2011	14.668947	14.631439	-0.26%	17,230
2010	13.048410	14.668947	12.42%	26,348
2009	10.547325	13.048410	23.71%	27,139
2008	17.145170	10.547325	-38.48%	28,788
2007	16.639547	17.145170	3.04%	39,870
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	20.508999	21.667347	5.65%	145
2015	21.478467	20.508999	-4.51%	165
2014	20.294866	21.478467	5.83%	644
2013	17.113277	20.294866	18.59%	702
2012	15.831612	17.113277	8.10%	693
2011	14.833045	15.831612	6.73%	1,242
2010	13.136134	14.833045	12.92%	4,719
2009	10.949713	13.136134	19.97%	4,719
2008	15.874644	10.949713	-31.02%	7,313
2007	15.138224	15.874644	4.86%	7,579
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	18.300704	20.978955	14.63%	0
2015	19.128157	18.300704	-4.33%	0
2014	19.234554	19.128157	-0.55%	0
2013	13.221548	19.234554	45.48%	0
2012	11.203746	13.221548	18.01%	0
2011	13.281829	11.203746	-15.65%	0
2010	10.344205	13.281829	28.40%	0
2009	8.380150	10.344205	23.44%	0
2008	13.721095	8.380150	-38.93%	0
2007	15.758805	13.721095	-12.93%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.625280	10.292872	6.94%	0
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	14.321178	13.427122	-6.24%	0
2015	15.594560	14.321178	-8.17%	657
2014	16.102793	15.594560	-3.16%	627
2013	14.129435	16.102793	13.97%	587
2012	13.084441	14.129435	7.99%	562
2011	14.107750	13.084441	-7.25%	543
2010	12.719010	14.107750	10.92%	537
2009	11.441022	12.719010	11.17%	0
2008	16.574035	11.441022	-30.97%	0
2007	15.403040	16.574035	7.60%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	12.973504	13.183886	1.62%	0
2015	13.276380	12.973504	-2.28%	0
2014	13.067579	13.276380	1.60%	0
2013	13.214717	13.067579	-1.11%	0
2012	12.302288	13.214717	7.42%	539
2011	12.288936	12.302288	0.11%	3,541
2010	11.562875	12.288936	6.28%	13,482
2009	9.804553	11.562875	17.93%	18,047
2008	10.805484	9.804553	-9.26%	17,742
2007	10.471975	10.805484	3.18%	19,984
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
2011	12.046245	11.773339	-2.27%	0
2010	10.905056	12.046245	10.46%	0
2009	8.963395	10.905056	21.66%	0
2008	12.204072	8.963395	-26.55%	0
2007	11.469338	12.204072	6.41%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.842293	15.413830	3.85%	0
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0
2013	13.038437	14.798126	13.50%	0
2012	11.749070	13.038437	10.97%	0
2011	12.120556	11.749070	-3.06%	3,279
2010	10.801171	12.120556	12.22%	3,430
2009	8.560800	10.801171	26.17%	6,245
2008	12.979840	8.560800	-34.05%	6,407
2007	12.027039	12.979840	7.92%	7,264

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	922
2010	10.551525	12.002147	13.75%	965
2009	8.195231	10.551525	28.75%	842
2008	13.505146	8.195231	-39.32%	1,079
2007	12.388402	13.505146	9.01%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.849277	16.838069	31.04%	3,905
2015	16.519684	12.849277	-22.22%	4,058
2014	19.294532	16.519684	-14.38%	4,253
2013	15.834717	19.294532	21.85%	4,570
2012	15.404595	15.834717	2.79%	5,026
2011	16.555210	15.404595	-6.95%	4,992
2010	14.155272	16.555210	16.95%	4,257
2009	9.772843	14.155272	44.84%	2,813
2008	21.839085	9.772843	-55.25%	2,791
2007	15.279127	21.839085	42.93%	893
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	20.801784	24.033906	15.54%	699
2015	22.131963	20.801784	-6.01%	776
2014	20.786507	22.131963	6.47%	976
2013	16.567748	20.786507	25.46%	3,574
2012	14.421183	16.567748	14.88%	2,881
2011	14.596869	14.421183	-1.20%	18,658
2010	12.941302	14.596869	12.79%	67,069
2009	10.151580	12.941302	27.48%	73,460
2008	18.086735	10.151580	-43.87%	84,314
2007	18.197972	18.086735	-0.61%	95,851
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.220658	12.21%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	24.982242	24.656166	-1.31%	394
2015	23.809250	24.982242	4.93%	1,236
2014	21.851505	23.809250	8.96%	1,364
2013	16.369918	21.851505	33.49%	1,504
2012	14.579335	16.369918	12.28%	1,609
2011	14.858393	14.579335	-1.88%	7,305
2010	12.221840	14.858393	21.57%	11,389
2009	9.730934	12.221840	25.60%	10,454
2008	18.816653	9.730934	-48.29%	12,772
2007	15.137527	18.816653	24.30%	13,925
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	13.128412	13.463234	2.55%	15,400
2015	13.490516	13.128412	-2.68%	17,777
2014	13.013706	13.490516	3.66%	19,275
2013	13.538964	13.013706	-3.88%	24,819
2012	13.062768	13.538964	3.65%	26,494
2011	12.433559	13.062768	5.06%	14,816
2010	11.778830	12.433559	5.56%	19,675
2009	10.393080	11.778830	13.33%	37,753
2008	10.968658	10.393080	-5.25%	41,449
2007	10.737961	10.968658	2.15%	31,886
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	34.217541	37.590820	9.86%	2,513
2015	35.439781	34.217541	-3.45%	2,849
2014	34.053791	35.439781	4.07%	3,233
2013	25.535746	34.053791	33.36%	4,559
2012	22.710878	25.535746	12.44%	5,456
2011	25.955059	22.710878	-12.50%	17,870
2010	20.567387	25.955059	26.20%	37,984
2009	14.994381	20.567387	37.17%	42,963
2008	25.296736	14.994381	-40.73%	46,113
2007	22.348276	25.296736	13.19%	56,179
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	21.414890	19.912388	-7.02%	1,000
2015	21.122287	21.414890	1.39%	1,003
2014	23.467574	21.122287	-9.99%	0
2013	18.368513	23.467574	27.76%	0
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
2010	17.303661	19.162728	10.74%	0
2009	13.967521	17.303661	23.88%	0
2008	25.394936	13.967521	-45.00%	0
2007	22.106362	25.394936	14.88%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	28.374140	30.432943	7.26%	61
2015	29.861731	28.374140	-4.98%	85
2014	28.564214	29.861731	4.54%	85
2013	22.354752	28.564214	27.78%	113
2012	17.925535	22.354752	24.71%	177
2011	20.077343	17.925535	-10.72%	6,948
2010	16.191033	20.077343	24.00%	11,996
2009	10.496953	16.191033	54.25%	12,124
2008	21.955389	10.496953	-52.19%	13,820
2007	21.217030	21.955389	3.48%	15,645
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.342350	14.932768	11.92%	2,624
2015	14.625625	13.342350	-8.77%	4,486
2014	14.243831	14.625625	2.68%	4,400
2013	12.736606	14.243831	11.83%	4,450
2012	11.519704	12.736606	10.56%	4,493
2011	11.463051	11.519704	0.49%	13,480
2010	10.365402	11.463051	10.59%	16,572
2009	7.788371	10.365402	33.09%	9,885
2008	11.280782	7.788371	-30.96%	22,037
2007	11.078363	11.280782	1.83%	4,247
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	22.859555	26.037409	13.90%	0
2015	24.172251	22.859555	-5.43%	0
2014	22.651933	24.172251	6.71%	142
2013	17.795419	22.651933	27.29%	958
2012	16.194475	17.795419	9.89%	959
2011	15.565291	16.194475	4.04%	19,331
2010	13.144812	15.565291	18.41%	51,767
2009	11.413078	13.144812	15.17%	59,350
2008	15.951280	11.413078	-28.45%	66,209
2007	16.702536	15.951280	-4.50%	75,219

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	28.287927	36.148135	27.79%	2,146
2015	31.120067	28.287927	-9.10%	2,432
2014	31.526727	31.120067	-1.29%	2,855
2013	23.576811	31.526727	33.72%	4,200
2012	20.291086	23.576811	16.19%	5,047
2011	21.480554	20.291086	-5.54%	6,922
2010	17.068056	21.480554	25.85%	8,774
2009	13.464186	17.068056	26.77%	12,676
2008	20.480506	13.464186	-34.26%	10,087
2007	21.377512	20.480506	-4.20%	7,848
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.347752	8.470166	15.28%	20
2015	9.311771	7.347752	-21.09%	21
2014*	10.000000	9.311771	-6.88%	22
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	19.202150	20.200245	5.20%	1,822
2015	20.922657	19.202150	-8.22%	1,913
2014	23.987403	20.922657	-12.78%	1,927
2013	19.874113	23.987403	20.70%	0
2012	17.126834	19.874113	16.04%	0
2011	19.525697	17.126834	-12.29%	0
2010	18.350761	19.525697	6.40%	0
2009	13.642936	18.350761	34.51%	0
2008	23.314502	13.642936	-41.48%	0
2007	20.575821	23.314502	13.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.122386	9.217198	1.04%	1,214
2015	9.712457	9.122386	-6.08%	2,841
2014	9.717412	9.712457	-0.05%	2,810
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.391896	14.411286	0.13%	0
2015	13.998245	14.391896	2.81%	0
2014	13.185054	13.998245	6.17%	0
2013	9.609358	13.185054	37.21%	0
2012*	10.000000	9.609358	-3.91%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.638004	13.462987	-1.28%	1
2015	13.751814	13.638004	-0.83%	1
2014	13.010319	13.751814	5.70%	1
2013	9.703580	13.010319	34.08%	1
2012*	10.000000	9.703580	-2.96%	2
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.795294	13.193008	-4.37%	0
2015	15.335356	13.795294	-10.04%	1,358
2014	16.492857	15.335356	-7.02%	1,306
2013	13.428712	16.492857	22.82%	4,324
2012	11.480811	13.428712	16.97%	4,749
2011	12.605139	11.480811	-8.92%	1,803
2010	11.817371	12.605139	6.67%	2,115
2009*	10.000000	11.817371	18.17%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.725849	12.232137	14.04%	953
2015	11.688376	10.725849	-8.23%	953
2014	11.686094	11.688376	0.02%	953
2013	10.775009	11.686094	8.46%	953
2012*	10.000000	10.775009	7.75%	265
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.525006	13.045758	4.16%	504
2015	13.543971	12.525006	-7.52%	504
2014	12.792552	13.543971	5.87%	504
2013	10.030618	12.792552	27.54%	504
2012*	10.000000	10.030618	0.31%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	22.243452	22.777047	2.40%	471
2015	22.570075	22.243452	-1.45%	513
2014	21.245212	22.570075	6.24%	556
2013	18.067655	21.245212	17.59%	598
2012	16.237268	18.067655	11.27%	637
2011	16.321490	16.237268	-0.52%	680
2010	15.380173	16.321490	6.12%	727
2009	12.477840	15.380173	23.26%	771
2008	15.145534	12.477840	-17.61%	812
2007	13.993012	15.145534	8.24%	885
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	31.182661	31.201879	0.06%	917
2015	28.382291	31.182661	9.87%	924
2014	26.659761	28.382291	6.46%	1,450
2013	20.752441	26.659761	28.47%	1,397
2012	17.071424	20.752441	21.56%	1,780
2011	18.689987	17.071424	-8.66%	3,158
2010	17.883341	18.689987	4.51%	3,276
2009	12.478366	17.883341	43.31%	4,223
2008	22.830114	12.478366	-45.34%	4,878
2007	17.025367	22.830114	34.09%	3,132
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.535235	16.243323	11.75%	2,761
2015	14.151760	14.535235	2.71%	2,761
2014	13.185918	14.151760	7.32%	2,761
2013	9.922620	13.185918	32.89%	2,761
2012*	10.000000	9.922620	-0.77%	3,109
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	25.301766	23.169063	-8.43%	554
2015	28.267752	25.301766	-10.49%	558
2014	32.765980	28.267752	-13.73%	562
2013	29.211587	32.765980	12.17%	1,014
2012	26.297382	29.211587	11.08%	1,280
2011	39.597895	26.297382	-33.59%	0
2010	32.270233	39.597895	22.71%	0
2009	18.360385	32.270233	75.76%	0
2008	39.160687	18.360385	-53.12%	0
2007	31.169284	39.160687	25.64%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.201666	8.537743	18.55%	0
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.316446	13.152922	6.79%	961
2015	12.823797	12.316446	-3.96%	961
2014	14.124104	12.823797	-9.21%	961
2013	10.189999	14.124104	38.61%	961
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	25.899872	28.924180	11.68%	9,162
2015	26.636851	25.899872	-2.77%	9,551
2014	24.626427	26.636851	8.16%	10,004
2013	18.503779	24.626427	33.09%	13,387
2012	16.269377	18.503779	13.73%	15,433
2011	16.653081	16.269377	-2.30%	20,241
2010	15.255643	16.653081	9.16%	49,498
2009	12.693375	15.255643	20.19%	55,733
2008	19.229140	12.693375	-33.99%	49,008
2007	18.210675	19.229140	5.59%	44,496
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.245104	15.538673	1.93%	1,529
2015	14.609121	15.245104	4.35%	1,581
2014	14.717782	14.609121	-0.74%	1,517
2013	11.748430	14.717782	25.27%	1,509
2012	10.325388	11.748430	13.78%	728
2011	10.709979	10.325388	-3.59%	726
2010*	10.000000	10.709979	7.10%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.697648	10.074808	3.89%	0
2015*	10.000000	9.697648	-3.02%	1,036
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	12.141894	12.616279	3.91%	5,739
2015	12.474581	12.141894	-2.67%	5,740
2014	11.815778	12.474581	5.58%	5,740
2013	12.108751	11.815778	-2.42%	5,740
2012	11.298831	12.108751	7.17%	5,740
2011	10.921086	11.298831	3.46%	6,087
2010	10.412737	10.921086	4.88%	8,553
2009	9.699151	10.412737	7.36%	27,156
2008	11.035849	9.699151	-12.11%	41,391
2007	10.687295	11.035849	3.26%	39,194

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	20.696904	22.464555	8.54%	0
2015	21.337848	20.696904	-3.00%	0
2014	21.129343	21.337848	0.99%	0
2013	23.593642	21.129343	-10.44%	0
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
2010	18.047123	19.438922	7.71%	0
2009	14.131677	18.047123	27.71%	0
2008	16.934984	14.131677	-16.55%	0
2007	16.218791	16.934984	4.42%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.494743	24.182718	17.99%	2,933
2015	21.851711	20.494743	-6.21%	3,387
2014	19.711374	21.851711	10.86%	3,664
2013	15.252060	19.711374	29.24%	5,012
2012	13.578667	15.252060	12.32%	4,233
2011	13.767110	13.578667	-1.37%	6,944
2010	12.396141	13.767110	11.06%	19,696
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.863636	14.832538	6.99%	311,192
2015	13.987301	13.863636	-0.88%	304,305
2014	13.573557	13.987301	3.05%	327,804
2013	11.217368	13.573557	21.00%	351,754
2012	9.876964	11.217368	13.57%	351,654
2011	9.970101	9.876964	-0.93%	360,886
2010	9.068158	9.970101	9.95%	336,406
2009	7.486222	9.068158	21.13%	214,330
2008	10.861614	7.486222	-31.08%	122,676
2007	10.427094	10.861614	4.17%	50,041

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.991903	11.075063	0.76%	86,252
2015	11.225029	10.991903	-2.08%	104,382
2014	10.894232	11.225029	3.04%	109,963
2013	11.392820	10.894232	-4.38%	118,593
2012	11.058827	11.392820	3.02%	67,667
2011	10.656705	11.058827	3.77%	66,243
2010	10.243901	10.656705	4.03%	69,383
2009	9.306266	10.243901	10.08%	83,287
2008	10.520262	9.306266	-11.54%	77,859
2007	10.409221	10.520262	1.07%	33,914
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.470543	15.213557	-1.66%	1,895
2015	14.794166	15.470543	4.57%	2,080
2014	14.801329	14.794166	-0.05%	2,948
2013	11.722659	14.801329	26.26%	3,658
2012	9.783291	11.722659	19.82%	3,550
2011	10.990536	9.783291	-10.98%	4,934
2010	10.060622	10.990536	9.24%	4,375
2009	7.238672	10.060622	38.98%	8,171
2008	12.019214	7.238672	-39.77%	10,181
2007	10.708700	12.019214	12.24%	2,176
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.777877	15.819977	7.05%	5,918
2015	14.147165	14.777877	4.46%	6,417
2014	13.337885	14.147165	6.07%	9,040
2013	10.484616	13.337885	27.21%	13,586
2012	9.099247	10.484616	15.23%	13,090
2011	9.726409	9.099247	-6.45%	22,771
2010	8.384221	9.726409	16.01%	24,789
2009	6.155155	8.384221	36.21%	29,323
2008	11.241811	6.155155	-45.25%	36,108
2007	10.236847	11.241811	9.82%	8,726
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.815446	13.973703	9.04%	78,886
2015	12.916650	12.815446	-0.78%	106,468
2014	11.939049	12.916650	8.19%	106,054
2013	9.148015	11.939049	30.51%	114,903
2012	7.962252	9.148015	14.89%	75,205
2011	8.297526	7.962252	-4.04%	77,023
2010	7.617747	8.297526	8.92%	78,653
2009	5.938710	7.617747	28.27%	72,872
2008	9.769577	5.938710	-39.21%	58,169
2007*	10.000000	9.769577	-2.30%	28,947

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	21.944724	25.325198	15.40%	2,224
2015	23.916739	21.944724	-8.25%	2,391
2014	22.370662	23.916739	6.91%	2,794
2013	16.845598	22.370662	32.80%	2,984
2012	14.524582	16.845598	15.98%	3,311
2011	15.184938	14.524582	-4.35%	10,901
2010	13.401074	15.184938	13.31%	12,739
2009	10.644586	13.401074	25.90%	13,177
2008	17.275388	10.644586	-38.38%	13,439
2007	18.073967	17.275388	-4.42%	22,926
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.254592	9.354063	1.07%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.869528	11.883925	9.33%	0
2015	11.435675	10.869528	-4.95%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.706057	11.430048	6.76%	0
2015	11.103458	10.706057	-3.58%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
2013	18.290277	19.221536	5.09%	0
2012	16.267785	18.290277	12.43%	0
2011	15.964206	16.267785	1.90%	2,534
2010	14.374149	15.964206	11.06%	20,046
2009	10.030824	14.374149	43.30%	21,638
2008	14.192415	10.030824	-29.32%	24,328
2007	14.021832	14.192415	1.22%	26,331
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.296924	13.704770	11.45%	1
2015	12.679965	12.296924	-3.02%	1
2014	12.123743	12.679965	4.59%	2
2013	8.605792	12.123743	40.88%	2
2012	7.504897	8.605792	14.67%	2
2011	8.654916	7.504897	-13.29%	3
2010	7.642153	8.654916	13.25%	3
2009	5.090232	7.642153	50.13%	336
2008*	10.000000	5.090232	-49.10%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.262614	15.414680	8.08%	9,503
2015	14.592506	14.262614	-2.26%	9,979
2014	13.453603	14.592506	8.47%	11,050
2013	9.893050	13.453603	35.99%	15,815
2012	9.049793	9.893050	9.32%	19,257
2011	9.531298	9.049793	-5.05%	9,764
2010	7.859069	9.531298	21.28%	10,918
2009	6.099785	7.859069	28.84%	26,170
2008*	10.000000	6.099785	-39.00%	29,374
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.873210	12.366016	4.15%	17,659
2015	12.226538	11.873210	-2.89%	14,316
2014	11.943715	12.226538	2.37%	34,774
2013	10.613196	11.943715	12.54%	46,722
2012	9.736744	10.613196	9.00%	46,397
2011	10.055121	9.736744	-3.17%	41,614
2010	9.278998	10.055121	8.36%	35,954
2009	7.889996	9.278998	17.60%	27,490
2008*	10.000000	7.889996	-21.10%	7,064
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.067114	12.711701	5.34%	25,426
2015	12.460139	12.067114	-3.15%	33,293
2014	12.125412	12.460139	2.76%	94,883
2013	10.189136	12.125412	19.00%	95,956
2012	9.135318	10.189136	11.54%	97,063
2011	9.639496	9.135318	-5.23%	100,313
2010	8.738475	9.639496	10.31%	100,584
2009	7.170498	8.738475	21.87%	36,098
2008*	10.000000	7.170498	-28.30%	6,488

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.230442	11.531730	2.68%	19,380
2015	11.526726	11.230442	-2.57%	20,037
2014	11.364802	11.526726	1.42%	24,586
2013	11.034695	11.364802	2.99%	26,994
2012	10.458904	11.034695	5.51%	29,425
2011	10.507326	10.458904	-0.46%	32,668
2010	10.023671	10.507326	4.83%	54,997
2009	9.036060	10.023671	10.93%	55,189
2008*	10.000000	9.036060	-9.64%	18,271
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.998225	12.570532	4.77%	22,730
2015	12.356083	11.998225	-2.90%	23,848
2014	12.038799	12.356083	2.64%	29,786
2013	10.411868	12.038799	15.63%	30,613
2012	9.440750	10.411868	10.29%	40,856
2011	9.848044	9.440750	-4.14%	45,539
2010	9.009172	9.848044	9.31%	38,846
2009	7.526994	9.009172	19.69%	31,149
2008*	10.000000	7.526994	-24.73%	7,020
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.979975	12.651615	5.61%	43,124
2015	12.392648	11.979975	-3.33%	47,210
2014	12.075388	12.392648	2.63%	47,752
2013	9.899609	12.075388	21.98%	48,285
2012	8.802675	9.899609	12.46%	48,847
2011	9.407764	8.802675	-6.43%	49,493
2010	8.458991	9.407764	11.22%	44,978
2009	6.808767	8.458991	24.24%	40,445
2008*	10.000000	6.808767	-31.91%	28,457

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.703158	12.176222	4.04%	1,573
2015	12.052135	11.703158	-2.90%	1,630
2014	11.797690	12.052135	2.16%	1,686
2013	10.805629	11.797690	9.18%	755
2012	10.004897	10.805629	8.00%	5,914
2011	10.220701	10.004897	-2.11%	20,212
2010	9.550512	10.220701	7.02%	41,987
2009	8.268590	9.550512	15.50%	0
2008*	10.000000	8.268590	-17.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.562484	11.917211	3.07%	9,480
2015	11.885069	11.562484	-2.71%	9,787
2014	11.567839	11.885069	2.74%	10,316
2013	12.042223	11.567839	-3.94%	15,305
2012	11.415554	12.042223	5.49%	18,069
2011	10.947201	11.415554	4.28%	6,435
2010	10.445512	10.947201	4.80%	9,283
2009	9.800405	10.445512	6.58%	14,933
2008*	10.000000	9.800405	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	23.965108	25.282169	5.50%	164
2015	29.148854	23.965108	-17.78%	165
2014	31.503670	29.148854	-7.47%	1,007
2013	31.960427	31.503670	-1.43%	0
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0
2010	32.203559	36.638038	13.77%	0
2009	20.118140	32.203559	60.07%	0
2008	48.724248	20.118140	-58.71%	0
2007	34.194184	48.724248	42.49%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.159574	12.023751	-1.12%	10,600
2015	12.402262	12.159574	-1.96%	10,930
2014	12.083894	12.402262	2.63%	13,799
2013	12.832090	12.083894	-5.83%	20,679
2012	12.686748	12.832090	1.15%	21,346
2011	12.050888	12.686748	5.28%	11,062
2010	11.717690	12.050888	2.84%	14,821
2009	11.625974	11.717690	0.79%	29,736
2008	10.996208	11.625974	5.73%	34,527
2007	10.456077	10.996208	5.17%	27,100
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.144867	8.976833	-1.84%	16,487
2015	9.317231	9.144867	-1.85%	17,502
2014	9.492846	9.317231	-1.85%	28,321
2013	9.671770	9.492846	-1.85%	43,458
2012	9.854573	9.671770	-1.86%	35,801
2011	10.039796	9.854573	-1.84%	65,266
2010	10.229014	10.039796	-1.85%	127,047
2009	10.417445	10.229014	-1.81%	232,435
2008	10.400214	10.417445	0.17%	210,232
2007	10.112656	10.400214	2.84%	116,638
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.179105	8.079073	-1.22%	1,348
2015	8.610632	8.179105	-5.01%	1,333
2014	8.836548	8.610632	-2.56%	731
2013	7.658091	8.836548	15.39%	691
2012	6.771668	7.658091	13.09%	8
2011	7.665647	6.771668	-11.66%	8
2010	6.911330	7.665647	10.91%	9
2009	5.439586	6.911330	27.06%	9
2008*	10.000000	5.439586	-45.60%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.075491	8.954640	-1.33%	0
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
2009	6.492680	8.195706	26.23%	0
2008	11.624236	6.492680	-44.15%	0
2007	10.827926	11.624236	7.35%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	22.623532	24.308599	7.45%	981
2015	23.282376	22.623532	-2.83%	994
2014	22.594794	23.282376	3.04%	14,418
2013	18.091136	22.594794	24.89%	36,988
2012	15.903701	18.091136	13.75%	41,499
2011	16.865953	15.903701	-5.71%	100,508
2010	14.990655	16.865953	12.51%	192,748
2009	12.006727	14.990655	24.85%	261,602
2008	19.370012	12.006727	-38.01%	297,260
2007	18.627254	19.370012	3.99%	376,403
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.748986	15.389296	4.34%	7,578
2015	15.053137	14.748986	-2.02%	8,064
2014	14.664468	15.053137	2.65%	8,258
2013	13.172548	14.664468	11.33%	8,452
2012	12.269767	13.172548	7.36%	8,658
2011	12.390907	12.269767	-0.98%	8,589
2010	11.496080	12.390907	7.78%	2,371
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.787761	17.753329	5.75%	17,049
2015	17.195659	16.787761	-2.37%	17,243
2014	16.651882	17.195659	3.27%	17,139
2013	14.197850	16.651882	17.28%	17,313
2012	12.887370	14.197850	10.17%	17,489
2011	13.253792	12.887370	-2.76%	24,014
2010	12.053380	13.253792	9.96%	21,192
2009*	10.000000	12.053380	20.53%	14,875
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.291272	13.602302	2.34%	11,587
2015	13.506036	13.291272	-1.59%	16,192
2014	13.245320	13.506036	1.97%	27,475
2013	12.872988	13.245320	2.89%	27,779
2012	12.470780	12.872988	3.23%	28,080
2011	12.343508	12.470780	1.03%	42,992
2010	11.876288	12.343508	3.93%	50,927
2009	11.092429	11.876288	7.07%	64,181
2008	12.025824	11.092429	-7.76%	75,213
2007	11.628004	12.025824	3.42%	51,226
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	18.182380	19.121734	5.17%	45,088
2015	18.587309	18.182380	-2.18%	60,288
2014	18.004799	18.587309	3.24%	84,488
2013	15.728790	18.004799	14.47%	100,910
2012	14.462282	15.728790	8.76%	130,543
2011	14.740247	14.462282	-1.89%	197,414
2010	13.540200	14.740247	8.86%	361,432
2009	11.579600	13.540200	16.93%	408,612
2008	15.361218	11.579600	-24.62%	469,468
2007	14.813939	15.361218	3.69%	569,093
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	20.770829	22.116808	6.48%	21,238
2015	21.317933	20.770829	-2.57%	27,927
2014	20.693940	21.317933	3.02%	77,697
2013	17.228554	20.693940	20.11%	144,303
2012	15.430735	17.228554	11.65%	200,082
2011	16.062594	15.430735	-3.93%	401,260
2010	14.503712	16.062594	10.75%	600,810
2009	11.879401	14.503712	22.09%	780,764
2008	17.641492	11.879401	-32.66%	882,871
2007	16.934317	17.641492	4.18%	887,939
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.815463	16.408994	3.75%	36,494
2015	16.118498	15.815463	-1.88%	48,894
2014	15.679197	16.118498	2.80%	57,152
2013	14.457393	15.679197	8.45%	66,337
2012	13.634356	14.457393	6.04%	78,516
2011	13.610050	13.634356	0.18%	82,456
2010	12.778219	13.610050	6.51%	137,289
2009	11.364256	12.778219	12.44%	102,552
2008	13.628897	11.364256	-16.62%	104,308
2007	13.118511	13.628897	3.89%	132,362
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.371167	22.688415	1.42%	4,006
2015	21.744225	22.371167	2.88%	3,433
2014	20.406789	21.744225	6.55%	3,788
2013	15.255643	20.406789	33.77%	6,877
2012	13.125810	15.255643	16.23%	6,289
2011	13.714900	13.125810	-4.30%	36,592
2010	12.876575	13.714900	6.51%	98,449
2009*	10.000000	12.876575	28.77%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	31.183360	36.818318	18.07%	13
2015	32.597239	31.183360	-4.34%	14
2014	30.352358	32.597239	7.40%	14
2013	23.242853	30.352358	30.59%	332
2012	20.159477	23.242853	15.29%	4
2011	21.074937	20.159477	-4.34%	49
2010	17.013868	21.074937	23.87%	1,109
2009	12.675571	17.013868	34.23%	1,109
2008	20.326795	12.675571	-37.64%	2,790
2007	19.256325	20.326795	5.56%	3,895
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.970826	14.898826	6.64%	2,283
2015	14.657831	13.970826	-4.69%	2,490
2014	14.375806	14.657831	1.96%	3,051
2013	14.813348	14.375806	-2.95%	3,270
2012	13.446101	14.813348	10.17%	2,843
2011	12.978836	13.446101	3.60%	2,991
2010	11.957409	12.978836	8.54%	5,189
2009	9.794737	11.957409	22.08%	5,712
2008	12.065711	9.794737	-18.82%	9,270
2007	11.750886	12.065711	2.68%	5,347
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.184302	9.749303	-4.27%	10,409
2015	10.444650	10.184302	-2.49%	11,161
2014	10.787388	10.444650	-3.18%	12,397
2013	9.077393	10.787388	18.84%	15,732
2012	8.006280	9.077393	13.38%	18,360
2011	9.025504	8.006280	-11.29%	12,003
2010	8.080005	9.025504	11.70%	30,776
2009	6.048367	8.080005	33.59%	43,519
2008*	10.000000	6.048367	-39.52%	23,095

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.752027	14.170697	3.04%	1,797
2015	14.802596	13.752027	-7.10%	1,825
2014	16.697538	14.802596	-11.35%	1,752
2013	14.053860	16.697538	18.81%	0
2012	12.233737	14.053860	14.88%	0
2011	14.911587	12.233737	-17.96%	0
2010	14.346757	14.911587	3.94%	0
2009	11.286674	14.346757	27.11%	0
2008	21.486728	11.286674	-47.47%	0
2007	21.316653	21.486728	0.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.114139	14.129450	0.11%	4,072
2015	13.943797	14.114139	1.22%	4,252
2014	12.897708	13.943797	8.11%	4,817
2013	9.776303	12.897708	31.93%	6,924
2012	8.576687	9.776303	13.99%	8,264
2011	9.029911	8.576687	-5.02%	11,271
2010	7.975139	9.029911	13.23%	14,375
2009	6.281640	7.975139	26.96%	21,157
2008*	10.000000	6.281640	-37.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.544799	14.289109	13.90%	0
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	562
2011	8.676601	7.997515	-7.83%	16,286
2010	7.840677	8.676601	10.66%	38,197
2009	6.269802	7.840677	25.05%	43,079
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.664533	14.224628	4.10%	8,660
2015	13.970409	13.664533	-2.19%	8,911
2014	13.723288	13.970409	1.80%	10,047
2013	10.087466	13.723288	36.04%	11,799
2012	8.965139	10.087466	12.52%	13,389
2011	9.559284	8.965139	-6.22%	15,220
2010	7.700979	9.559284	24.13%	25,995
2009	6.192315	7.700979	24.36%	33,311
2008*	10.000000	6.192315	-38.08%	9,498

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.017130	18.487687	15.42%	4,883
2015	16.803960	16.017130	-4.68%	5,200
2014	14.630542	16.803960	14.86%	5,603
2013	10.986464	14.630542	33.17%	8,173
2012	9.621339	10.986464	14.19%	10,064
2011	10.035290	9.621339	-4.12%	5,670
2010	8.546437	10.035290	17.42%	6,686
2009	6.673995	8.546437	28.06%	12,947
2008*	10.000000	6.673995	-33.26%	17,575
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	21.331179	22.624813	6.06%	0
2015	21.618773	21.331179	-1.33%	0
2014	21.481055	21.618773	0.64%	0
2013	15.203622	21.481055	41.29%	0
2012	13.697455	15.203622	11.00%	0
2011	14.076350	13.697455	-2.69%	608
2010	11.463564	14.076350	22.79%	2,099
2009	9.183081	11.463564	24.83%	1,967
2008	17.500830	9.183081	-47.53%	2,064
2007	16.285328	17.500830	7.46%	1,885
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	29.907563	36.875115	23.30%	1,168
2015	32.516441	29.907563	-8.02%	1,249
2014	31.030082	32.516441	4.79%	1,315
2013	22.577981	31.030082	37.44%	1,638
2012	19.121810	22.577981	18.07%	1,422
2011	20.605213	19.121810	-7.20%	2,981
2010	16.598802	20.605213	24.14%	8,571
2009	13.436896	16.598802	23.53%	9,308
2008	20.222599	13.436896	-33.56%	10,052
2007	22.211681	20.222599	-8.96%	10,166
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	27.595923	33.193224	20.28%	835
2015	28.659256	27.595923	-3.71%	936
2014	29.038058	28.659256	-1.30%	1,048
2013	21.049325	29.038058	37.95%	1,585
2012	18.612848	21.049325	13.09%	1,736
2011	20.131252	18.612848	-7.54%	1,963
2010	16.410976	20.131252	22.67%	3,029
2009	12.437959	16.410976	31.94%	5,125
2008	20.557672	12.437959	-39.50%	8,443
2007	20.557852	20.557672	0.00%	7,716

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	20.972211	22.882210	9.11%	6,120
2015	21.227030	20.972211	-1.20%	6,436
2014	19.341629	21.227030	9.75%	7,079
2013	15.066929	19.341629	28.37%	9,777
2012	13.484355	15.066929	11.74%	11,653
2011	13.686234	13.484355	-1.48%	9,377
2010	12.315506	13.686234	11.13%	11,141
2009	9.993615	12.315506	23.23%	20,814
2008	17.438964	9.993615	-42.69%	24,393
2007	16.469458	17.438964	5.89%	19,286
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.643357	13.300828	5.20%	4,823
2015	13.654599	12.643357	-7.41%	4,824
2014	10.817384	13.654599	26.23%	4,825
2013	10.731513	10.817384	0.80%	4,825
2012	9.460182	10.731513	13.44%	5,568
2011	9.080691	9.460182	4.18%	14,483
2010	7.126472	9.080691	27.42%	20,225
2009	5.563279	7.126472	28.10%	17,592
2008*	10.000000	5.563279	-44.37%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.816048	14.013207	9.34%	752
2015	12.935645	12.816048	-0.92%	752
2014	11.655259	12.935645	10.99%	753
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.938624	9.998329	0.60%	452
2015	10.160615	9.938624	-2.18%	457
2014	10.301244	10.160615	-1.37%	495
2013	10.484347	10.301244	-1.75%	2,430
2012	10.318874	10.484347	1.60%	457
2011	10.378124	10.318874	-0.57%	10,231
2010	10.323906	10.378124	0.53%	13,314
2009	9.820295	10.323906	5.13%	21,202
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.584419	13.482476	-0.75%	7,357
2015	14.402673	13.584419	-5.68%	7,509
2014	15.975750	14.402673	-9.85%	8,208
2013	13.553328	15.975750	17.87%	11,141
2012	11.549727	13.553328	17.35%	12,479
2011	13.436871	11.549727	-14.04%	6,999
2010	12.873037	13.436871	4.38%	7,057
2009*	10.000000	12.873037	28.73%	17,226
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.962886	12.492674	-3.63%	0
2015	13.008477	12.962886	-0.35%	0
2014	13.702341	13.008477	-5.06%	0
2013	11.847611	13.702341	15.65%	0
2012	10.188605	11.847611	16.28%	0
2011	11.840538	10.188605	-13.95%	0
2010	9.886870	11.840538	19.76%	0
2009	7.488773	9.886870	32.02%	0
2008	14.245429	7.488773	-47.43%	6
2007	14.063542	14.245429	1.29%	11,654
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	28.376008	29.011594	2.24%	0
2015	28.626114	28.376008	-0.87%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.834501	9.770746	-0.65%	11,896
2015	10.001498	9.834501	-1.67%	11,999
2014	10.128225	10.001498	-1.25%	13,150
2013	10.255879	10.128225	-1.24%	17,879
2012	9.989651	10.255879	2.67%	20,050
2011	10.148128	9.989651	-1.56%	9,214
2010	9.820384	10.148128	3.34%	13,110
2009	8.828835	9.820384	11.23%	22,003
2008	10.390631	8.828835	-15.03%	33,347
2007	10.105358	10.390631	2.82%	25,033
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	23.003902	24.806317	7.84%	0
2015	23.546677	23.003902	-2.31%	0
2014	21.734071	23.546677	8.34%	0
2013	16.092279	21.734071	35.06%	0
2012	14.774175	16.092279	8.92%	0
2011	15.530501	14.774175	-4.87%	715
2010	12.879389	15.530501	20.58%	715
2009	9.984406	12.879389	29.00%	782
2008	16.798984	9.984406	-40.57%	783
2007	15.906329	16.798984	5.61%	18,217

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	29.121185	28.538983	-2.00%	693
2015	28.619119	29.121185	1.75%	1,265
2014	28.571159	28.619119	0.17%	494
2013	22.922434	28.571159	24.64%	0
2012	19.309873	22.922434	18.71%	0
2011	21.507168	19.309873	-10.22%	0
2010	18.938318	21.507168	13.56%	0
2009	13.846190	18.938318	36.78%	0
2008	23.643183	13.846190	-41.44%	0
2007	22.710241	23.643183	4.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.547855	9.958849	4.30%	0
2015	9.976437	9.547855	-4.30%	461
2014	9.917390	9.976437	0.60%	460
2013	10.141553	9.917390	-2.21%	441
2012*	10.000000	10.141553	1.42%	368
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.108170	8.697364	-4.51%	554
2015	9.000321	9.108170	1.20%	551
2014*	10.000000	9.000321	-10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	22.807016	24.915556	9.25%	15,533
2015	22.536709	22.807016	1.20%	15,983
2014	20.798334	22.536709	8.36%	16,994
2013	16.121711	20.798334	29.01%	19,717
2012	14.086578	16.121711	14.45%	21,964
2011	14.396821	14.086578	-2.15%	18,293
2010	12.663841	14.396821	13.68%	15,494
2009	10.080586	12.663841	25.63%	23,960
2008	16.734981	10.080586	-39.76%	27,015
2007	16.372426	16.734981	2.21%	22,612
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	31.485132	36.365766	15.50%	168
2015	34.160326	31.485132	-7.83%	168
2014	31.171298	34.160326	9.59%	14
2013	22.584078	31.171298	38.02%	4
2012	19.555273	22.584078	15.49%	4
2011	20.409488	19.555273	-4.19%	3,200
2010	16.897853	20.409488	20.78%	3,458
2009	12.577491	16.897853	34.35%	3,776
2008	20.670727	12.577491	-39.15%	9,405
2007	21.359870	20.670727	-3.23%	5,638

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.510045	10.615663	1.00%	25
2015	11.535888	10.510045	-8.89%	26
2014	11.718051	11.535888	-1.55%	26
2013	12.778050	11.718051	-8.30%	26
2012	12.372183	12.778050	3.28%	26
2011	11.626247	12.372183	6.42%	27
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.037614	10.975355	-0.56%	4,860
2015	11.222225	11.037614	-1.65%	4,922
2014	11.348829	11.222225	-1.12%	5,496
2013	11.589647	11.348829	-2.08%	6,827
2012	11.166580	11.589647	3.79%	7,496
2011	11.262962	11.166580	-0.86%	12,382
2010	10.909511	11.262962	3.24%	23,842
2009*	10.000000	10.909511	9.10%	8,790
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.368114	10.439746	0.69%	1,309
2015	10.528196	10.368114	-1.52%	1,349
2014	10.297503	10.528196	2.24%	196
2013	10.711515	10.297503	-3.87%	208
2012	9.967028	10.711515	7.47%	201
2011*	10.000000	9.967028	-0.33%	220

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	17.942123	20.255831	12.90%	0
2015	19.768482	17.942123	-9.24%	0
2014	18.188898	19.768482	8.68%	0
2013	13.658539	18.188898	33.17%	0
2012	11.681125	13.658539	16.93%	847
2011	12.480136	11.681125	-6.40%	847
2010	11.116845	12.480136	12.26%	847
2009	8.725219	11.116845	27.41%	1,703
2008	14.501740	8.725219	-39.83%	2,993
2007	15.726340	14.501740	-7.79%	3,155
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.315049	3.15%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.963350	16.241863	-4.25%	0
2015	17.258926	16.963350	-1.71%	0
2014	18.862768	17.258926	-8.50%	0
2013	15.005863	18.862768	25.70%	0
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
2010	14.243374	15.381731	7.99%	0
2009	11.643640	14.243374	22.33%	0
2008	21.166526	11.643640	-44.99%	0
2007	19.902453	21.166526	6.35%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.738929	26.938602	-12.36%	1,856
2015	27.845830	30.738929	10.39%	1,945
2014	21.619829	27.845830	28.80%	1,158
2013	14.634667	21.619829	47.73%	1,159
2012	11.382550	14.634667	28.57%	1,581
2011	10.505563	11.382550	8.35%	1,139
2010*	10.000000	10.505563	5.06%	382
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.457503	7.698317	41.06%	371
2015	8.355084	5.457503	-34.68%	372
2014	10.523064	8.355084	-20.60%	372
2013	9.699657	10.523064	8.49%	722
2012*	10.000000	9.699657	-3.00%	2,989
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.361384	7.547087	40.77%	566
2015	8.230100	5.361384	-34.86%	566
2014	10.396890	8.230100	-20.84%	566
2013	9.604073	10.396890	8.26%	732
2012*	10.000000	9.604073	-3.96%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	18.636178	19.004932	1.98%	0
2015	19.597741	18.636178	-4.91%	0
2014	18.119071	19.597741	8.16%	0
2013	13.783807	18.119071	31.45%	0
2012	12.078024	13.783807	14.12%	0
2011	13.206918	12.078024	-8.55%	0
2010	11.977176	13.206918	10.27%	0
2009	9.603959	11.977176	24.71%	403
2008	15.748921	9.603959	-39.02%	1,403
2007	14.594874	15.748921	7.91%	1,404
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	16.796465	17.751220	5.68%	0
2015	16.901960	16.796465	-0.62%	0
2014	14.586444	16.901960	15.87%	0
2013	12.422645	14.586444	17.42%	0
2012	11.197766	12.422645	10.94%	0
2011	10.713550	11.197766	4.52%	0
2010	9.634894	10.713550	11.20%	0
2009	8.502453	9.634894	13.32%	0
2008	12.220958	8.502453	-30.43%	0
2007	11.573456	12.220958	5.59%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.188942	18.932554	-1.34%	0
2015	19.291361	19.188942	-0.53%	0
2014	18.923692	19.291361	1.94%	0
2013	13.783246	18.923692	37.29%	0
2012	11.665045	13.783246	18.16%	0
2011	12.581669	11.665045	-7.29%	0
2010*	10.000000	12.581669	25.82%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	21.507226	22.745793	5.76%	2,003
2015	22.563055	21.507226	-4.68%	2,004
2014	23.428352	22.563055	-3.69%	2,004
2013	15.888672	23.428352	47.45%	2,005
2012	15.007617	15.888672	5.87%	2,256
2011	16.026653	15.007617	-6.36%	1,567
2010	12.880121	16.026653	24.43%	759
2009	8.597067	12.880121	49.82%	114
2008	14.953827	8.597067	-42.51%	0
2007	13.388215	14.953827	11.69%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.991594	11.146298	1.41%	0
2015	11.352078	10.991594	-3.18%	0
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	23.074219	25.143022	8.97%	0
2015	23.190268	23.074219	-0.50%	0
2014	21.629909	23.190268	7.21%	0
2013	16.381751	21.629909	32.04%	0
2012	14.243532	16.381751	15.01%	0
2011	13.687916	14.243532	4.06%	237
2010	12.369671	13.687916	10.66%	529
2009	10.477260	12.369671	18.06%	887
2008	18.009437	10.477260	-41.82%	2,431
2007	17.509150	18.009437	2.86%	7,186
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	30.592931	37.454386	22.43%	46
2015	33.068485	30.592931	-7.49%	296
2014	30.940985	33.068485	6.88%	1,690
2013	22.915589	30.940985	35.02%	1,694
2012	19.718578	22.915589	16.21%	2,332
2011	21.996364	19.718578	-10.36%	2,646
2010	17.712365	21.996364	24.19%	2,376
2009	12.656476	17.712365	39.95%	2,938
2008	20.080310	12.656476	-36.97%	2,300
2007	20.163377	20.080310	-0.41%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.410827	12.709855	2.41%	2,714
2015	12.971390	12.410827	-4.32%	7,831
2014	12.800244	12.971390	1.34%	11,320
2013	14.257120	12.800244	-10.22%	12,737
2012	13.534298	14.257120	5.34%	9,605
2011	12.345662	13.534298	9.63%	10,295
2010	11.971868	12.345662	3.12%	15,257
2009	11.072684	11.971868	8.12%	18,125
2008	11.469347	11.072684	-3.46%	17,885
2007	10.678841	11.469347	7.40%	3,821

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	21.495712	23.872027	11.05%	0
2015	23.298090	21.495712	-7.74%	0
2014	21.142143	23.298090	10.20%	0
2013	15.907058	21.142143	32.91%	0
2012	14.167580	15.907058	12.28%	0
2011	14.040284	14.167580	0.91%	0
2010	12.569760	14.040284	11.70%	0
2009	10.879530	12.569760	15.54%	0
2008	16.991635	10.879530	-35.97%	0
2007	17.397983	16.991635	-2.34%	510
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	21.584409	25.986060	20.39%	75
2015	22.355604	21.584409	-3.45%	1,545
2014	19.604954	22.355604	14.03%	5,154
2013	15.384498	19.604954	27.43%	5,490
2012	13.493507	15.384498	14.01%	6,064
2011	13.871247	13.493507	-2.72%	6,621
2010	11.884456	13.871247	16.72%	8,437
2009	9.333144	11.884456	27.34%	13,484
2008	12.603032	9.333144	-25.95%	10,414
2007	13.167878	12.603032	-4.29%	97
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.727660	11.075951	13.86%	0
2015*	10.000000	9.727660	-2.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.390085	14.654597	1.84%	0
2015	14.817145	14.390085	-2.88%	0
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	0
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.182806	10.163634	10.68%	0
2015*	10.000000	9.182806	-8.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.755586	9.806090	0.52%	0
2015*	10.000000	9.755586	-2.44%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.584682	14.898186	28.60%	279
2015	12.624959	11.584682	-8.24%	626
2014	12.184891	12.624959	3.61%	614
2013*	10.000000	12.184891	21.85%	579

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.371492	11.721781	13.02%	0
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	31.278509	38.580562	23.35%	193
2015	32.644837	31.278509	-4.19%	193
2014	31.655858	32.644837	3.12%	1,220
2013	22.931911	31.655858	38.04%	1,173
2012	20.197605	22.931911	13.54%	1,837
2011	20.472792	20.197605	-1.34%	2,339
2010	16.585419	20.472792	23.44%	3,481
2009	13.522499	16.585419	22.65%	3,448
2008	19.953186	13.522499	-32.23%	4,094
2007	20.475926	19.953186	-2.55%	192
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	23.404958	25.588551	9.33%	0
2015	23.652867	23.404958	-1.05%	0
2014	21.317470	23.652867	10.96%	178
2013	16.499065	21.317470	29.20%	193
2012	14.565437	16.499065	13.28%	201
2011	14.610202	14.565437	-0.31%	468
2010	13.002769	14.610202	12.36%	803
2009	10.515790	13.002769	23.65%	1,712
2008	17.102642	10.515790	-38.51%	5,030
2007	16.606789	17.102642	2.99%	6,897
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	20.374894	21.514732	5.59%	0
2015	21.348894	20.374894	-4.56%	545
2014	20.182714	21.348894	5.78%	3,739
2013	17.027376	20.182714	18.53%	3,925
2012	15.760197	17.027376	8.04%	3,706
2011	14.773644	15.760197	6.68%	3,994
2010	13.090190	14.773644	12.86%	4,239
2009	10.916979	13.090190	19.91%	4,330
2008	15.835261	10.916979	-31.06%	1,747
2007	15.108418	15.835261	4.81%	247
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	18.180970	20.831108	14.58%	0
2015	19.012688	18.180970	-4.37%	0
2014	19.128184	19.012688	-0.60%	0
2013	13.155127	19.128184	45.40%	0
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
2010	10.307991	13.228606	28.33%	0
2009	8.355079	10.307991	23.37%	0
2008	13.687049	8.355079	-38.96%	0
2007	15.727766	13.687049	-12.98%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.612204	10.273664	6.88%	0
2015	9.896565	9.612204	-2.87%	0
2014	10.030839	9.896565	-1.34%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	14.227522	13.332521	-6.29%	0
2015	15.500480	14.227522	-8.21%	0
2014	16.013809	15.500480	-3.21%	0
2013	14.058509	16.013809	13.91%	0
2012	13.025410	14.058509	7.93%	0
2011	14.051238	13.025410	-7.30%	0
2010	12.674512	14.051238	10.86%	0
2009	11.406802	12.674512	11.11%	0
2008	16.532909	11.406802	-31.01%	152
2007	15.372699	16.532909	7.55%	234
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	12.888689	13.091041	1.57%	1,996
2015	13.196311	12.888689	-2.33%	1,996
2014	12.995383	13.196311	1.55%	1,996
2013	13.148399	12.995383	-1.16%	2,061
2012	12.246801	13.148399	7.36%	2,061
2011	12.239736	12.246801	0.06%	2,061
2010	11.522442	12.239736	6.23%	2,165
2009	9.775256	11.522442	17.87%	2,180
2008	10.778693	9.775256	-9.31%	2,610
2007	10.451360	10.778693	3.13%	4,327
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.227120	14.687553	3.24%	6,163
2015	14.580006	14.227120	-2.42%	6,165
2014	14.261806	14.580006	2.23%	11,652
2013	12.843160	14.261806	11.05%	15,681
2012	11.733397	12.843160	9.46%	17,448
2011	12.011480	11.733397	-2.32%	9,812
2010	10.879123	12.011480	10.41%	5,484
2009	8.946637	10.879123	21.60%	5,484
2008	12.187475	8.946637	-26.59%	5,484
2007	11.459629	12.187475	6.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.761838	15.322481	3.80%	31,274
2015	15.117152	14.761838	-2.35%	35,514
2014	14.732914	15.117152	2.61%	49,627
2013	12.987588	14.732914	13.44%	39,085
2012	11.709234	12.987588	10.92%	32,432
2011	12.085604	11.709234	-3.11%	12,953
2010	10.775514	12.085604	12.16%	18,926
2009	8.544816	10.775514	26.11%	23,027
2008	12.962220	8.544816	-34.08%	23,027
2007	12.016865	12.962220	7.87%	28,958

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.393505	16.064403	4.36%	6,904
2015	15.775219	15.393505	-2.42%	7,160
2014	15.352551	15.775219	2.75%	4,163
2013	12.890194	15.352551	19.10%	30,572
2012	11.408427	12.890194	12.99%	15,752
2011	11.967527	11.408427	-4.67%	3,575
2010	10.526448	11.967527	13.69%	3,580
2009	8.179923	10.526448	28.69%	3,585
2008	13.486807	8.179923	-39.35%	3,591
2007	12.377930	13.486807	8.96%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.393302	3.93%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.779578	16.738214	30.98%	0
2015	16.438451	12.779578	-22.26%	0
2014	19.209454	16.438451	-14.43%	0
2013	15.772926	19.209454	21.79%	0
2012	15.352320	15.772926	2.74%	0
2011	16.507445	15.352320	-7.00%	0
2010	14.121616	16.507445	16.89%	0
2009	9.754586	14.121616	44.77%	1,670
2008	21.809443	9.754586	-55.27%	0
2007	15.266216	21.809443	42.86%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	20.665711	23.864568	15.48%	656
2015	21.998395	20.665711	-6.06%	3,268
2014	20.671592	21.998395	6.42%	13,244
2013	16.484547	20.671592	25.40%	14,962
2012	14.356092	16.484547	14.83%	17,000
2011	14.538381	14.356092	-1.25%	21,436
2010	12.896015	14.538381	12.74%	22,495
2009	10.121211	12.896015	27.42%	23,647
2008	18.041852	10.121211	-43.90%	19,505
2007	18.162116	18.041852	-0.66%	4,318
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.216892	12.17%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	24.818944	24.482559	-1.36%	853
2015	23.665675	24.818944	4.87%	2,247
2014	21.730808	23.665675	8.90%	2,616
2013	16.287778	21.730808	33.42%	1,896
2012	14.513585	16.287778	12.22%	2,107
2011	14.798905	14.513585	-1.93%	2,987
2010	12.179100	14.798905	21.51%	3,348
2009	9.701850	12.179100	25.53%	4,071
2008	18.770011	9.701850	-48.31%	9,394
2007	15.107734	18.770011	24.24%	8,270
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	13.042564	13.368398	2.50%	6,934
2015	13.409124	13.042564	-2.73%	19,153
2014	12.941766	13.409124	3.61%	65,649
2013	13.470981	12.941766	-3.93%	60,198
2012	13.003819	13.470981	3.59%	52,761
2011	12.383743	13.003819	5.01%	45,218
2010	11.737617	12.383743	5.50%	50,297
2009	10.361987	11.737617	13.28%	55,706
2008	10.941424	10.361987	-5.30%	45,105
2007	10.716787	10.941424	2.10%	14,935
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	33.993717	37.325955	9.80%	1,197
2015	35.225926	33.993717	-3.50%	3,287
2014	33.865563	35.225926	4.02%	8,030
2013	25.407524	33.865563	33.29%	9,228
2012	22.608391	25.407524	12.38%	10,320
2011	25.851085	22.608391	-12.54%	14,335
2010	20.495432	25.851085	26.13%	16,597
2009	14.949542	20.495432	37.10%	19,957
2008	25.233984	14.949542	-40.76%	23,355
2007	22.304255	25.233984	13.14%	20,215
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	21.274865	19.772119	-7.06%	64
2015	20.994885	21.274865	1.33%	904
2014	23.337912	20.994885	-10.04%	0
2013	18.276317	23.337912	27.69%	0
2012	15.477071	18.276317	18.09%	0
2011	19.085994	15.477071	-18.91%	0
2010	17.243147	19.085994	10.69%	0
2009	13.925774	17.243147	23.82%	0
2008	25.331974	13.925774	-45.03%	0
2007	22.062847	25.331974	14.82%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	28.188509	30.218473	7.20%	2
2015	29.681507	28.188509	-5.03%	2
2014	28.406281	29.681507	4.49%	2
2013	22.242473	28.406281	27.71%	0
2012	17.844621	22.242473	24.65%	392
2011	19.996905	17.844621	-10.76%	459
2010	16.134375	19.996905	23.94%	482
2009	10.465552	16.134375	54.17%	879
2008	21.900932	10.465552	-52.21%	2,603
2007	21.175246	21.900932	3.43%	3,316
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.186147	12.420657	11.04%	0
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.276762	14.851804	11.86%	0
2015	14.561159	13.276762	-8.82%	0
2014	14.188263	14.561159	2.63%	0
2013	12.693380	14.188263	11.78%	1,069
2012	11.486473	12.693380	10.51%	1,070
2011	11.435797	11.486473	0.44%	1,071
2010	10.346021	11.435797	10.53%	1,072
2009	7.777777	10.346021	33.02%	0
2008	11.271182	7.777777	-30.99%	1,626
2007	11.074620	11.271182	1.77%	1,628
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	22.710098	25.854036	13.84%	738
2015	24.026457	22.710098	-5.48%	738
2014	22.526778	24.026457	6.66%	738
2013	17.706096	22.526778	27.23%	2,919
2012	16.121426	17.706096	9.83%	4,094
2011	15.502967	16.121426	3.99%	4,632
2010	13.098837	15.502967	18.35%	6,281
2009	11.378953	13.098837	15.11%	8,280
2008	15.911706	11.378953	-28.49%	24,640
2007	16.669638	15.911706	-4.55%	28,076

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	28.102931	35.893511	27.72%	670
2015	30.932311	28.102931	-9.15%	1,237
2014	31.352499	30.932311	-1.34%	3,890
2013	23.458456	31.352499	33.65%	3,866
2012	20.199535	23.458456	16.13%	3,998
2011	21.394517	20.199535	-5.59%	4,332
2010	17.008342	21.394517	25.79%	4,078
2009	13.423922	17.008342	26.70%	5,008
2008	20.429698	13.423922	-34.29%	3,470
2007	21.335411	20.429698	-4.25%	356
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.341478	8.458643	15.22%	0
2015	9.308583	7.341478	-21.13%	0
2014*	10.000000	9.308583	-6.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	19.076595	20.057972	5.14%	681
2015	20.796462	19.076595	-8.27%	2,790
2014	23.854884	20.796462	-12.82%	11,929
2013	19.774372	23.854884	20.64%	0
2012	17.049577	19.774372	15.98%	0
2011	19.447513	17.049577	-12.33%	0
2010	18.286583	19.447513	6.35%	0
2009	13.602152	18.286583	34.44%	0
2008	23.256678	13.602152	-41.51%	0
2007	20.535305	23.256678	13.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.109970	9.199987	0.99%	0
2015	9.704198	9.109970	-6.12%	0
2014	9.714098	9.704198	-0.10%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.686758	10.939027	2.36%	0
2015	11.566621	10.686758	-7.61%	0
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.123053	9.883199	-2.37%	0
2015	10.131810	10.123053	-0.09%	0
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.364959	14.377007	0.08%	0
2015	13.979164	14.364959	2.76%	0
2014	13.173798	13.979164	6.11%	0
2013	9.606038	13.173798	37.14%	0
2012*	10.000000	9.606038	-3.94%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.994129	13.315702	11.02%	0
2015	12.773242	11.994129	-6.10%	0
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.612472	13.430958	-1.33%	0
2015	13.733063	13.612472	-0.88%	0
2014	12.999201	13.733063	5.65%	147
2013	9.700224	12.999201	34.01%	455
2012*	10.000000	9.700224	-3.00%	748
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.748483	13.141554	-4.41%	0
2015	15.291121	13.748483	-10.09%	0
2014	16.453681	15.291121	-7.07%	0
2013	13.403631	16.453681	22.76%	0
2012	11.465232	13.403631	16.91%	0
2011	12.594443	11.465232	-8.97%	0
2010	11.813349	12.594443	6.61%	0
2009*	10.000000	11.813349	18.13%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.705843	12.203125	13.99%	240
2015	11.672514	10.705843	-8.28%	240
2014	11.676176	11.672514	-0.03%	241
2013	10.771349	11.676176	8.40%	0
2012*	10.000000	10.771349	7.71%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.501626	13.014800	4.10%	507
2015	13.525582	12.501626	-7.57%	1,173
2014	12.781700	13.525582	5.82%	1,162
2013	10.027212	12.781700	27.47%	1,082
2012*	10.000000	10.027212	0.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	22.098037	22.616647	2.35%	0
2015	22.433942	22.098037	-1.50%	0
2014	21.127832	22.433942	6.18%	0
2013	17.976978	21.127832	17.53%	0
2012	16.164033	17.976978	11.22%	0
2011	16.256146	16.164033	-0.57%	0
2010	15.326396	16.256146	6.07%	0
2009	12.440541	15.326396	23.20%	0
2008	15.107969	12.440541	-17.66%	0
2007	13.965464	15.107969	8.18%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.746276	9.774035	0.28%	8,190
2015*	10.000000	9.746276	-2.54%	8,053
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	30.978767	30.982116	0.01%	0
2015	28.211085	30.978767	9.81%	393
2014	26.512448	28.211085	6.41%	1,064
2013	20.648287	26.512448	28.40%	1,115
2012	16.994419	20.648287	21.50%	1,184
2011	18.615134	16.994419	-8.71%	1,757
2010	17.820786	18.615134	4.46%	1,800
2009	12.441048	17.820786	43.24%	2,014
2008	22.773483	12.441048	-45.37%	2,238
2007	16.991824	22.773483	34.03%	1,358
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.508019	16.204677	11.69%	0
2015	14.132468	14.508019	2.66%	0
2014	13.174652	14.132468	7.27%	0
2013	9.919190	13.174652	32.82%	0
2012*	10.000000	9.919190	-0.81%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	25.136274	23.005829	-8.48%	0
2015	28.097194	25.136274	-10.54%	0
2014	32.584898	28.097194	-13.77%	0
2013	29.064944	32.584898	12.11%	0
2012	26.178725	29.064944	11.03%	0
2011	39.439313	26.178725	-33.62%	0
2010	32.157355	39.439313	22.64%	0
2009	18.305483	32.157355	75.67%	0
2008	39.063570	18.305483	-53.14%	0
2007	31.107912	39.063570	25.57%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.191881	8.521819	18.49%	0
2015	9.170548	7.191881	-21.58%	0
2014	9.802776	9.170548	-6.45%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.934180	-0.66%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.293467	13.121704	6.74%	1,290
2015	12.806389	12.293467	-4.01%	1,642
2014	14.112127	12.806389	-9.25%	1,643
2013	10.186539	14.112127	38.54%	527
2012*	10.000000	10.186539	1.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	25.730581	28.720527	11.62%	5,763
2015	26.476228	25.730581	-2.82%	8,054
2014	24.490391	26.476228	8.11%	9,165
2013	18.410922	24.490391	33.02%	8,856
2012	16.196003	18.410922	13.68%	7,035
2011	16.586416	16.196003	-2.35%	5,563
2010	15.202306	16.586416	9.10%	8,968
2009	12.655437	15.202306	20.12%	11,567
2008	19.181453	12.655437	-34.02%	12,448
2007	18.174822	19.181453	5.54%	6,919
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.201190	15.486049	1.87%	4,453
2015	14.574457	15.201190	4.30%	5,090
2014	14.690343	14.574457	-0.79%	2,577
2013	11.732494	14.690343	25.21%	1,537
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.693871	10.065767	3.84%	0
2015*	10.000000	9.693871	-3.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	12.063731	12.528687	3.85%	0
2015	12.400597	12.063731	-2.72%	0
2014	11.751693	12.400597	5.52%	0
2013	12.049215	11.751693	-2.47%	0
2012	11.249025	12.049215	7.11%	0
2011	10.878470	11.249025	3.41%	0
2010	10.377399	10.878470	4.83%	209
2009	9.671154	10.377399	7.30%	239
2008	11.009612	9.671154	-12.16%	2,550
2007	10.667339	11.009612	3.21%	13,700

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	20.560284	22.304932	8.49%	0
2015	21.207803	20.560284	-3.05%	0
2014	21.011267	21.207803	0.94%	0
2013	23.473753	21.011267	-10.49%	0
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
2010	17.982861	19.359840	7.66%	0
2009	14.088532	17.982861	27.64%	0
2008	16.891896	14.088532	-16.60%	0
2007	16.185813	16.891896	4.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.192336	9.240069	12.79%	0
2015*	10.000000	8.192336	-18.08%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.932455	16.261580	8.90%	44
2015	16.396913	14.932455	-8.93%	42
2014	17.066799	16.396913	-3.93%	42
2013	13.187623	17.066799	29.42%	40
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.425257	24.088490	17.93%	1,859
2015	21.788715	20.425257	-6.26%	8,778
2014	19.664564	21.788715	10.80%	37,740
2013	15.223591	19.664564	29.17%	41,644
2012	13.560253	15.223591	12.27%	46,141
2011	13.755440	13.560253	-1.42%	54,769
2010	12.391945	13.755440	11.00%	56,367
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.795482	14.752119	6.93%	227,913
2015	13.925629	13.795482	-0.93%	282,692
2014	13.520609	13.925629	3.00%	401,785
2013	11.179298	13.520609	20.94%	543,482
2012	9.848461	11.179298	13.51%	462,663
2011	9.946387	9.848461	-0.98%	480,651
2010	9.051196	9.946387	9.89%	474,581
2009	7.476026	9.051196	21.07%	435,629
2008	10.852373	7.476026	-31.11%	259,201
2007	10.423562	10.852373	4.11%	1,380

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.937894	11.015051	0.71%	186,811
2015	11.175554	10.937894	-2.13%	252,974
2014	10.851746	11.175554	2.98%	406,180
2013	11.354174	10.851746	-4.43%	467,921
2012	11.026950	11.354174	2.97%	459,636
2011	10.631394	11.026950	3.72%	450,222
2010	10.224777	10.631394	3.98%	449,827
2009	9.293622	10.224777	10.02%	405,788
2008	10.511339	9.293622	-11.58%	232,895
2007	10.405716	10.511339	1.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.394514	15.131097	-1.71%	5,303
2015	14.728967	15.394514	4.52%	9,051
2014	14.743616	14.728967	-0.10%	23,052
2013	11.682902	14.743616	26.20%	22,795
2012	9.755085	11.682902	19.76%	24,848
2011	10.964407	9.755085	-11.03%	28,315
2010	10.041819	10.964407	9.19%	29,213
2009	7.228832	10.041819	38.91%	33,060
2008	12.009005	7.228832	-39.80%	27,381
2007	10.705080	12.009005	12.18%	500
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.705263	15.734248	7.00%	5,269
2015	14.084823	14.705263	4.41%	10,826
2014	13.285877	14.084823	6.01%	39,035
2013	10.449057	13.285877	27.15%	40,281
2012	9.073017	10.449057	15.17%	41,364
2011	9.703303	9.073017	-6.50%	48,776
2010	8.368558	9.703303	15.95%	55,179
2009	6.146783	8.368558	36.15%	58,713
2008	11.232271	6.146783	-45.28%	45,230
2007	10.233395	11.232271	9.76%	1,163
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.758933	13.905015	8.98%	167,252
2015	12.866251	12.758933	-0.83%	230,317
2014	11.898520	12.866251	8.13%	379,838
2013	9.121605	11.898520	30.44%	473,355
2012	7.943317	9.121605	14.83%	590,224
2011	8.282008	7.943317	-4.09%	630,445
2010	7.607377	8.282008	8.87%	622,643
2009	5.933653	7.607377	28.21%	562,226
2008	9.766249	5.933653	-39.24%	343,298
2007*	10.000000	9.766249	-2.34%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	21.801223	25.146806	15.35%	1,668
2015	23.772465	21.801223	-8.29%	2,108
2014	22.247052	23.772465	6.86%	4,099
2013	16.761045	22.247052	32.73%	2,990
2012	14.459057	16.761045	15.92%	3,663
2011	15.124134	14.459057	-4.40%	4,013
2010	13.354195	15.124134	13.25%	5,652
2009	10.612760	13.354195	25.83%	9,631
2008	17.232540	10.612760	-38.41%	9,454
2007	18.038387	17.232540	-4.47%	12,798
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.252384	9.347074	1.02%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.854776	11.861765	9.28%	0
2015	11.425971	10.854776	-5.00%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.691514	11.408723	6.71%	0
2015	11.094024	10.691514	-3.63%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	18.373002	20.576570	11.99%	147
2015	19.230296	18.373002	-4.46%	147
2014	19.115246	19.230296	0.60%	147
2013	18.198416	19.115246	5.04%	0
2012	16.194358	18.198416	12.38%	0
2011	15.900227	16.194358	1.85%	0
2010	14.323849	15.900227	11.01%	0
2009	10.000827	14.323849	43.23%	0
2008	14.157191	10.000827	-29.36%	0
2007	13.994206	14.157191	1.16%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.248987	13.644423	11.39%	242
2015	12.636969	12.248987	-3.07%	751
2014	12.088791	12.636969	4.53%	2,421
2013	8.585350	12.088791	40.81%	2,326
2012	7.490901	8.585350	14.61%	3,264
2011	8.643168	7.490901	-13.33%	3,544
2010	7.635656	8.643168	13.19%	3,197
2009	5.088492	7.635656	50.06%	3,235
2008*	10.000000	5.088492	-49.12%	2,537

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.206968	15.346745	8.02%	3,164
2015	14.542980	14.206968	-2.31%	3,852
2014	13.414785	14.542980	8.41%	6,103
2013	9.869532	13.414785	35.92%	3,895
2012	9.032885	9.869532	9.26%	3,099
2011	9.518329	9.032885	-5.10%	0
2010	7.852367	9.518329	21.22%	215
2009	6.097700	7.852367	28.78%	2,292
2008*	10.000000	6.097700	-39.02%	3,581
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.884254	12.634202	6.31%	8,980
2015	12.330719	11.884254	-3.62%	9,276
2014	12.028638	12.330719	2.51%	9,559
2013	9.470156	12.028638	27.02%	269
2012	8.311425	9.470156	13.94%	270
2011	9.049322	8.311425	-8.15%	270
2010	8.024348	9.049322	12.77%	270
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.826930	12.311562	4.10%	172,922
2015	12.185093	11.826930	-2.94%	278,372
2014	11.909296	12.185093	2.32%	372,287
2013	10.588009	11.909296	12.48%	440,472
2012	9.718595	10.588009	8.95%	526,434
2011	10.041489	9.718595	-3.22%	527,952
2010	9.271131	10.041489	8.31%	540,242
2009	7.887319	9.271131	17.54%	408,457
2008*	10.000000	7.887319	-21.13%	166,314
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.020022	12.655665	5.29%	239,996
2015	12.417839	12.020022	-3.20%	437,084
2014	12.090408	12.417839	2.71%	1,061,592
2013	10.164913	12.090408	18.94%	1,075,567
2012	9.118259	10.164913	11.48%	1,152,074
2011	9.626400	9.118259	-5.28%	1,256,417
2010	8.731043	9.626400	10.25%	1,292,817
2009	7.168050	8.731043	21.80%	1,336,316
2008*	10.000000	7.168050	-28.32%	672,589

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.186659	11.480947	2.63%	80,903
2015	11.487643	11.186659	-2.62%	94,786
2014	11.332036	11.487643	1.37%	108,129
2013	11.008483	11.332036	2.94%	79,626
2012	10.439400	11.008483	5.45%	83,619
2011	10.493066	10.439400	-0.51%	68,300
2010	10.015163	10.493066	4.77%	67,790
2009	9.032985	10.015163	10.87%	28,750
2008*	10.000000	9.032985	-9.67%	27,379
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.154893	10.516055	3.56%	0
2015	10.816035	10.154893	-6.11%	0
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.097601	10.521687	4.20%	0
2015	10.820891	10.097601	-6.68%	0
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.951451	12.515159	4.72%	311,812
2015	12.314199	11.951451	-2.95%	335,859
2014	12.004106	12.314199	2.58%	492,320
2013	10.387149	12.004106	15.57%	433,482
2012	9.423149	10.387149	10.23%	405,728
2011	9.834684	9.423149	-4.18%	400,297
2010	9.001521	9.834684	9.26%	386,865
2009	7.524429	9.001521	19.63%	395,299
2008*	10.000000	7.524429	-24.76%	250,508
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.933239	12.595852	5.55%	192,429
2015	12.350599	11.933239	-3.38%	111,148
2014	12.040549	12.350599	2.58%	88,996
2013	9.876079	12.040549	21.92%	141,845
2012	8.786246	9.876079	12.40%	127,833
2011	9.394982	8.786246	-6.48%	126,186
2010	8.451804	9.394982	11.16%	43,952
2009	6.806444	8.451804	24.17%	43,955
2008*	10.000000	6.806444	-31.94%	7,170

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.657495	12.122550	3.99%	75,968
2015	12.011233	11.657495	-2.95%	97,434
2014	11.763647	12.011233	2.10%	208,551
2013	10.779948	11.763647	9.13%	216,569
2012	9.986227	10.779948	7.95%	238,197
2011	10.206821	9.986227	-2.16%	231,970
2010	9.542396	10.206821	6.96%	231,555
2009	8.265770	9.542396	15.44%	201,231
2008*	10.000000	8.265770	-17.34%	56,517
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.517423	11.864739	3.02%	1,782
2015	11.844788	11.517423	-2.76%	3,438
2014	11.534508	11.844788	2.69%	14,857
2013	12.013637	11.534508	-3.99%	14,636
2012	11.394264	12.013637	5.44%	11,213
2011	10.932331	11.394264	4.23%	6,988
2010	10.436645	10.932331	4.75%	7,446
2009	9.797071	10.436645	6.53%	8,919
2008*	10.000000	9.797071	-2.03%	2,097
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.526613	12.699207	1.38%	304
2015	12.835626	12.526613	-2.41%	661
2014	12.475226	12.835626	2.89%	676
2013	12.982845	12.475226	-3.91%	699
2012	12.355457	12.982845	5.08%	101
2011	11.875895	12.355457	4.04%	176
2010	11.197302	11.875895	6.06%	554
2009	9.802870	11.197302	14.22%	798
2008*	10.000000	9.802870	-1.97%	743
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	23.808370	25.104058	5.44%	492
2015	28.972987	23.808370	-17.83%	492
2014	31.329556	28.972987	-7.52%	492
2013	31.799987	31.329556	-1.48%	0
2012	27.709347	31.799987	14.76%	0
2011	36.491335	27.709347	-24.07%	0
2010	32.090935	36.491335	13.71%	0
2009	20.058004	32.090935	59.99%	0
2008	48.603481	20.058004	-58.73%	0
2007	34.126891	48.603481	42.42%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.080056	11.939051	-1.17%	1,662
2015	12.327439	12.080056	-2.01%	2,479
2014	12.017128	12.327439	2.58%	25,032
2013	12.767690	12.017128	-5.88%	24,985
2012	12.629525	12.767690	1.09%	20,291
2011	12.002636	12.629525	5.22%	15,676
2010	11.676717	12.002636	2.79%	17,460
2009	11.591228	11.676717	0.74%	18,806
2008	10.968931	11.591228	5.67%	11,557
2007	10.435493	10.968931	5.11%	5,043
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.084874	8.913409	-1.89%	3,495
2015	9.260828	9.084874	-1.90%	17,137
2014	9.440188	9.260828	-1.90%	48,189
2013	9.623025	9.440188	-1.90%	49,355
2012	9.809916	9.623025	-1.91%	43,726
2011	9.999381	9.809916	-1.89%	50,100
2010	10.193034	9.999381	-1.90%	41,960
2009	10.386092	10.193034	-1.86%	55,002
2008	10.374196	10.386092	0.11%	25,316
2007	10.092529	10.374196	2.79%	4,652
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.147167	8.043435	-1.27%	999
2015	8.581378	8.147167	-5.06%	3,904
2014	8.811027	8.581378	-2.61%	3,706
2013	7.639862	8.811027	15.33%	3,799
2012	6.759003	7.639862	13.03%	1,493
2011	7.655210	6.759003	-11.71%	1,882
2010	6.905438	7.655210	10.86%	1,735
2009	5.437726	6.905438	26.99%	1,772
2008*	10.000000	5.437726	-45.62%	2,052
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.030856	8.906071	-1.38%	0
2015	9.335469	9.030856	-3.26%	0
2014	10.143988	9.335469	-7.97%	1,220
2013	8.544964	10.143988	18.71%	1,152
2012	7.368824	8.544964	15.96%	2,339
2011	8.618807	7.368824	-14.50%	2,254
2010	8.180392	8.618807	5.36%	2,064
2009	6.483852	8.180392	26.17%	1,964
2008	11.614361	6.483852	-44.17%	1,237
2007	10.824272	11.614361	7.30%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	22.475608	24.137386	7.39%	49,992
2015	23.141938	22.475608	-2.88%	77,290
2014	22.469946	23.141938	2.99%	102,011
2013	18.000330	22.469946	24.83%	88,333
2012	15.831952	18.000330	13.70%	87,439
2011	16.798410	15.831952	-5.75%	103,372
2010	14.938226	16.798410	12.45%	218,627
2009	11.970822	14.938226	24.79%	389,481
2008	19.321952	11.970822	-38.05%	795,061
2007	18.590551	19.321952	3.93%	1,029,252
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.698957	15.329311	4.29%	114,030
2015	15.009727	14.698957	-2.07%	187,805
2014	14.629618	15.009727	2.60%	197,276
2013	13.147941	14.629618	11.27%	208,854
2012	12.253111	13.147941	7.30%	218,023
2011	12.380379	12.253111	-1.03%	189,205
2010	11.492168	12.380379	7.73%	175,427
2009*	10.000000	11.492168	14.92%	68,585
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.730799	17.684112	5.70%	102,234
2015	17.146051	16.730799	-2.42%	103,221
2014	16.612312	17.146051	3.21%	91,016
2013	14.171338	16.612312	17.22%	38,415
2012	12.869880	14.171338	10.11%	35,372
2011	13.242541	12.869880	-2.81%	26,072
2010	12.049283	13.242541	9.90%	21,898
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.204348	13.506476	2.29%	25,036
2015	13.424552	13.204348	-1.64%	26,973
2014	13.172122	13.424552	1.92%	43,478
2013	12.808368	13.172122	2.84%	55,737
2012	12.414523	12.808368	3.17%	71,445
2011	12.294075	12.414523	0.98%	46,632
2010	11.834748	12.294075	3.88%	49,360
2009	11.059266	11.834748	7.01%	51,567
2008	11.995994	11.059266	-7.81%	18,111
2007	11.605099	11.995994	3.37%	25,982
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.129212	10.504480	3.70%	0
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.066490	10.562194	4.92%	0
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	18.063479	18.987049	5.11%	382,076
2015	18.475185	18.063479	-2.23%	529,660
2014	17.905306	18.475185	3.18%	771,247
2013	15.649848	17.905306	14.41%	784,273
2012	14.397048	15.649848	8.70%	788,413
2011	14.681233	14.397048	-1.94%	779,237
2010	13.492861	14.681233	8.81%	695,470
2009	11.544996	13.492861	16.87%	868,213
2008	15.323115	11.544996	-24.66%	1,201,535
2007	14.784773	15.323115	3.64%	1,093,241
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	20.635071	21.961087	6.43%	230,243
2015	21.189410	20.635071	-2.62%	279,550
2014	20.579667	21.189410	2.96%	477,792
2013	17.142124	20.579667	20.05%	480,029
2012	15.361157	17.142124	11.59%	508,405
2011	15.998294	15.361157	-3.98%	507,056
2010	14.453011	15.998294	10.69%	476,918
2009	11.843910	14.453011	22.03%	715,117
2008	17.597773	11.843910	-32.70%	962,805
2007	16.900988	17.597773	4.12%	1,103,801
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.711987	16.293346	3.70%	127,099
2015	16.021199	15.711987	-1.93%	164,160
2014	15.592498	16.021199	2.75%	274,700
2013	14.384780	15.592498	8.40%	261,134
2012	13.572810	14.384780	5.98%	339,537
2011	13.555512	13.572810	0.13%	290,450
2010	12.733498	13.555512	6.46%	511,535
2009	11.330274	12.733498	12.38%	504,630
2008	13.595082	11.330274	-16.66%	463,702
2007	13.092663	13.595082	3.84%	407,404
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.295339	22.600034	1.37%	2,504
2015	21.681561	22.295339	2.83%	3,810
2014	20.358343	21.681561	6.50%	6,685
2013	15.227174	20.358343	33.70%	6,333
2012	13.108013	15.227174	16.17%	8,387
2011	13.703267	13.108013	-4.34%	9,194
2010	12.872203	13.703267	6.46%	11,532
2009*	10.000000	12.872203	28.72%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.509545	10.126795	6.49%	21,509
2015	9.916571	9.509545	-4.10%	21,509
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.934124	10.724883	7.96%	0
2015	10.112227	9.934124	-1.76%	0
2014*	10.000000	10.112227	1.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	30.979399	36.558932	18.01%	1,243
2015	32.400545	30.979399	-4.39%	1,647
2014	30.184581	32.400545	7.34%	2,056
2013	23.126160	30.184581	30.52%	2,050
2012	20.068510	23.126160	15.24%	2,362
2011	20.990505	20.068510	-4.39%	2,962
2010	16.954335	20.990505	23.81%	2,915
2009	12.637660	16.954335	34.16%	3,174
2008	20.276352	12.637660	-37.67%	3,996
2007	19.218377	20.276352	5.51%	1,144
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.879473	14.793887	6.59%	2,121
2015	14.569421	13.879473	-4.74%	3,518
2014	14.296383	14.569421	1.91%	7,078
2013	14.739016	14.296383	-3.00%	7,029
2012	13.385466	14.739016	10.11%	5,822
2011	12.926876	13.385466	3.55%	5,976
2010	11.915595	12.926876	8.49%	6,343
2009	9.765464	11.915595	22.02%	5,592
2008	12.035787	9.765464	-18.86%	2,874
2007	11.727753	12.035787	2.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.144567	9.706335	-4.32%	5,508
2015	10.409209	10.144567	-2.54%	7,167
2014	10.756269	10.409209	-3.23%	9,297
2013	9.055819	10.756269	18.78%	4,903
2012	7.991327	9.055819	13.32%	3,611
2011	9.013234	7.991327	-11.34%	1,171
2010	8.073129	9.013234	11.64%	1,370
2009	6.046307	8.073129	33.52%	2,983
2008*	10.000000	6.046307	-39.54%	3,642

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.663522	14.072357	2.99%	836
2015	14.714840	13.663522	-7.14%	4,927
2014	16.607022	14.714840	-11.39%	21,779
2013	13.984797	16.607022	18.75%	0
2012	12.179833	13.984797	14.82%	0
2011	14.853443	12.179833	-18.00%	0
2010	14.298082	14.853443	3.88%	0
2009	11.254121	14.298082	27.05%	0
2008	21.435702	11.254121	-47.50%	0
2007	21.276929	21.435702	0.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.059117	14.067204	0.06%	2,177
2015	13.896514	14.059117	1.17%	2,299
2014	12.860528	13.896514	8.06%	4,849
2013	9.753079	12.860528	31.86%	5,633
2012	8.560684	9.753079	13.93%	3,437
2011	9.017642	8.560684	-5.07%	2,699
2010	7.968351	9.017642	13.17%	3,509
2009	6.279499	7.968351	26.89%	5,229
2008*	10.000000	6.279499	-37.21%	1,993
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.495891	14.226184	13.85%	84
2015	13.191264	12.495891	-5.27%	87
2014	12.197348	13.191264	8.15%	2,285
2013	9.208115	12.197348	32.46%	2,565
2012	7.982597	9.208115	15.35%	3,016
2011	8.664819	7.982597	-7.87%	3,300
2010	7.834012	8.664819	10.61%	4,295
2009	6.267659	7.834012	24.99%	4,262
2008*	10.000000	6.267659	-37.32%	3,097
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.611219	14.161930	4.05%	3,058
2015	13.923002	13.611219	-2.24%	6,026
2014	13.683694	13.923002	1.75%	27,052
2013	10.063484	13.683694	35.97%	24,484
2012	8.948400	10.063484	12.46%	28,401
2011	9.546287	8.948400	-6.26%	31,741
2010	7.694421	9.546287	24.07%	31,236
2009	6.190195	7.694421	24.30%	34,844
2008*	10.000000	6.190195	-38.10%	18,752

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.954663	18.406237	15.37%	2,829
2015	16.746957	15.954663	-4.73%	3,318
2014	14.588339	16.746957	14.80%	7,036
2013	10.960352	14.588339	33.10%	5,502
2012	9.603374	10.960352	14.13%	5,633
2011	10.021648	9.603374	-4.17%	4,848
2010	8.539166	10.021648	17.36%	4,903
2009	6.671710	8.539166	27.99%	5,881
2008*	10.000000	6.671710	-33.28%	5,018
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	21.191693	22.465452	6.01%	0
2015	21.488363	21.191693	-1.38%	741
2014	21.362359	21.488363	0.59%	746
2013	15.127310	21.362359	41.22%	698
2012	13.635678	15.127310	10.94%	786
2011	14.019988	13.635678	-2.74%	884
2010	11.423473	14.019988	22.73%	883
2009	9.155626	11.423473	24.77%	945
2008	17.457427	9.155626	-47.55%	951
2007	16.253267	17.457427	7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	29.711954	36.615337	23.23%	325
2015	32.320245	29.711954	-8.07%	407
2014	30.858565	32.320245	4.74%	953
2013	22.464619	30.858565	37.37%	803
2012	19.035527	22.464619	18.01%	648
2011	20.522673	19.035527	-7.25%	709
2010	16.540743	20.522673	24.07%	659
2009	13.396714	16.540743	23.47%	697
2008	20.172428	13.396714	-33.59%	2,152
2007	22.167952	20.172428	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	27.415441	32.959403	20.22%	129
2015	28.486340	27.415441	-3.76%	878
2014	28.877573	28.486340	-1.35%	4,760
2013	20.943650	28.877573	37.88%	4,495
2012	18.528870	20.943650	13.03%	5,215
2011	20.050607	18.528870	-7.59%	6,133
2010	16.353562	20.050607	22.61%	5,906
2009	12.400766	16.353562	31.88%	6,176
2008	20.506677	12.400766	-39.53%	5,004
2007	20.517363	20.506677	-0.05%	421

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	20.835101	22.721067	9.05%	2,315
2015	21.099002	20.835101	-1.25%	2,773
2014	19.234771	21.099002	9.69%	4,093
2013	14.991310	19.234771	28.31%	2,467
2012	13.423528	14.991310	11.68%	1,771
2011	13.631425	13.423528	-1.53%	0
2010	12.272429	13.631425	11.07%	146
2009	9.963734	12.272429	23.17%	1,278
2008	17.395702	9.963734	-42.72%	2,273
2007	16.437022	17.395702	5.83%	2,043
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.594056	13.242241	5.15%	4,026
2015	13.608279	12.594056	-7.45%	4,571
2014	10.786184	13.608279	26.16%	5,109
2013	10.706016	10.786184	0.75%	5,638
2012	9.442513	10.706016	13.38%	5,638
2011	9.068332	9.442513	4.13%	84
2010	7.120392	9.068332	27.36%	84
2009	5.561369	7.120392	28.03%	85
2008*	10.000000	5.561369	-44.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.798644	13.987068	9.29%	888
2015	12.924670	12.798644	-0.98%	1,713
2014	11.651302	12.924670	10.93%	980
2013*	10.000000	11.651302	16.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.899874	9.954284	0.55%	5,088
2015	10.126166	9.899874	-2.23%	13,547
2014	10.271556	10.126166	-1.42%	40,665
2013	10.459462	10.271556	-1.80%	38,064
2012	10.299643	10.459462	1.55%	34,894
2011	10.364036	10.299643	-0.62%	32,464
2010	10.315146	10.364036	0.47%	36,913
2009	9.816966	10.315146	5.07%	34,802
2008*	10.000000	9.816966	-1.83%	22,538
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.980814	14.206955	18.58%	1,529
2015	12.839721	11.980814	-6.69%	2,257
2014	12.518621	12.839721	2.56%	284
2013*	10.000000	12.518621	25.19%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.538346	13.429915	-0.80%	5,795
2015	14.361135	13.538346	-5.73%	8,764
2014	15.937803	14.361135	-9.89%	7,878
2013	13.528022	15.937803	17.81%	4,027
2012	11.534051	13.528022	17.29%	1,739
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	193
2009*	10.000000	12.868657	28.69%	1,254
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.892623	12.418653	-3.68%	0
2015	12.944558	12.892623	-0.40%	0
2014	13.641957	12.944558	-5.11%	0
2013	11.801401	13.641957	15.60%	0
2012	10.154051	11.801401	16.22%	0
2011	11.806389	10.154051	-14.00%	0
2010	9.863381	11.806389	19.70%	0
2009	7.474788	9.863381	31.96%	0
2008	14.226086	7.474788	-47.46%	0
2007	14.051646	14.226086	1.24%	1,563
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	28.188671	28.805422	2.19%	0
2015	28.451632	28.188671	-0.92%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.770253	9.701982	-0.70%	271
2015	9.941211	9.770253	-1.72%	2,153
2014	10.072317	9.941211	-1.30%	27,018
2013	10.204455	10.072317	-1.29%	26,772
2012	9.944622	10.204455	2.61%	24,315
2011	10.107513	9.944622	-1.61%	21,007
2010	9.786068	10.107513	3.28%	21,722
2009	8.802463	9.786068	11.17%	23,605
2008	10.364868	8.802463	-15.07%	14,448
2007	10.085460	10.364868	2.77%	10,580
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	22.855833	24.634116	7.78%	0
2015	23.407040	22.855833	-2.35%	0
2014	21.616202	23.407040	8.28%	0
2013	16.013163	21.616202	34.99%	0
2012	14.709043	16.013163	8.87%	0
2011	15.469905	14.709043	-4.92%	0
2010	12.835666	15.469905	20.52%	0
2009	9.955586	12.835666	28.93%	6,614
2008	16.759067	9.955586	-40.60%	6,614
2007	15.876667	16.759067	5.56%	6,237

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	28.930786	28.337987	-2.05%	596
2015	28.446498	28.930786	1.70%	596
2014	28.413304	28.446498	0.12%	596
2013	22.807401	28.413304	24.58%	0
2012	19.222786	22.807401	18.65%	0
2011	21.421068	19.222786	-10.26%	0
2010	18.872103	21.421068	13.51%	0
2009	13.804815	18.872103	36.71%	0
2008	23.584582	13.804815	-41.47%	0
2007	22.665556	23.584582	4.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.532405	9.937672	4.25%	64
2015	9.965364	9.532405	-4.34%	64
2014	9.911429	9.965364	0.54%	64
2013	10.140617	9.911429	-2.26%	64
2012*	10.000000	10.140617	1.41%	64
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.100433	8.685556	-4.56%	0
2015	8.997256	9.100433	1.15%	0
2014*	10.000000	8.997256	-10.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	22.657854	24.740036	9.19%	2,325
2015	22.400745	22.657854	1.15%	2,987
2014	20.683395	22.400745	8.30%	5,919
2013	16.040777	20.683395	28.94%	4,815
2012	14.023013	16.040777	14.39%	6,005
2011	14.339142	14.023013	-2.20%	5,784
2010	12.619523	14.339142	13.63%	6,447
2009	10.050430	12.619523	25.56%	8,569
2008	16.693442	10.050430	-39.79%	9,489
2007	16.340170	16.693442	2.16%	6,395
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	31.279259	36.109640	15.44%	636
2015	33.954264	31.279259	-7.88%	766
2014	30.999060	33.954264	9.53%	2,072
2013	22.470720	30.999060	37.95%	1,739
2012	19.467057	22.470720	15.43%	2,237
2011	20.327750	19.467057	-4.23%	2,885
2010	16.838740	20.327750	20.72%	2,793
2009	12.539886	16.838740	34.28%	3,071
2008	20.619456	12.539886	-39.18%	2,724
2007	21.317808	20.619456	-3.28%	358

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.122979	10.105162	10.77%	0
2015	10.240626	9.122979	-10.91%	0
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.687483	9.649008	11.07%	0
2015	9.070274	8.687483	-4.22%	0
2014	9.117876	9.070274	-0.52%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.474378	10.574253	0.95%	0
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	2,142
2010	10.826649	11.616366	7.29%	2,142
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.000168	10.932566	-0.61%	10,623
2015	11.189853	11.000168	-1.70%	11,143
2014	11.321857	11.189853	-1.17%	8,530
2013	11.568009	11.321857	-2.13%	4,975
2012	11.151424	11.568009	3.74%	1,418
2011	11.253389	11.151424	-0.91%	0
2010	10.905794	11.253389	3.19%	82
2009*	10.000000	10.905794	9.06%	620
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.073603	0.74%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.343507	10.409667	0.64%	8,211
2015	10.508572	10.343507	-1.57%	8,445
2014	10.283535	10.508572	2.19%	3,461
2013	10.702435	10.283535	-3.91%	2,229
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	17.826685	20.115277	12.84%	0
2015	19.651316	17.826685	-9.29%	0
2014	18.090304	19.651316	8.63%	0
2013	13.591425	18.090304	33.10%	0
2012	11.629666	13.591425	16.87%	0
2011	12.431474	11.629666	-6.45%	0
2010	11.079140	12.431474	12.21%	0
2009	8.700061	11.079140	27.35%	814
2008	14.467322	8.700061	-39.86%	1,105
2007	15.697055	14.467322	-7.83%	1,554
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.312640	3.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.854158	16.129121	-4.30%	0
2015	17.156578	16.854158	-1.76%	0
2014	18.760469	17.156578	-8.55%	0
2013	14.932087	18.760469	25.64%	0
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
2010	14.195055	15.321738	7.94%	0
2009	11.610063	14.195055	22.27%	0
2008	21.116266	11.610063	-45.02%	0
2007	19.865381	21.116266	6.30%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.650445	26.847414	-12.41%	0
2015	27.779829	30.650445	10.33%	0
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	0
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.447290	7.680009	40.99%	0
2015	8.343721	5.447290	-34.71%	0
2014	10.514115	8.343721	-20.64%	0
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.351344	7.529123	40.70%	0
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	18.519005	18.875843	1.93%	0
2015	19.484456	18.519005	-4.95%	0
2014	18.023515	19.484456	8.11%	0
2013	13.718087	18.023515	31.39%	0
2012	12.026573	13.718087	14.06%	0
2011	13.157354	12.026573	-8.59%	0
2010	11.938308	13.157354	10.21%	0
2009	9.577674	11.938308	24.65%	0
2008	15.713855	9.577674	-39.05%	0
2007	14.569834	15.713855	7.85%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	16.701527	17.641930	5.63%	0
2015	16.815000	16.701527	-0.67%	0
2014	14.518799	16.815000	15.82%	0
2013	12.371330	14.518799	17.36%	0
2012	11.157199	12.371330	10.88%	0
2011	10.680163	11.157199	4.47%	0
2010	9.609757	10.680163	11.14%	0
2009	8.484590	9.609757	13.26%	0
2008	12.201515	8.484590	-30.46%	0
2007	11.560969	12.201515	5.54%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.135633	18.870369	-1.39%	0
2015	19.247577	19.135633	-0.58%	0
2014	18.890370	19.247577	1.89%	0
2013	13.765979	18.890370	37.23%	0
2012	11.656381	13.765979	18.10%	0
2011	12.578726	11.656381	-7.33%	0
2010*	10.000000	12.578726	25.79%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	21.385589	22.605659	5.71%	219
2015	22.446886	21.385589	-4.73%	223
2014	23.319615	22.446886	-3.74%	220
2013	15.822984	23.319615	47.38%	19
2012	14.953223	15.822984	5.82%	0
2011	15.976693	14.953223	-6.41%	0
2010	12.846504	15.976693	24.37%	0
2009	8.578995	12.846504	49.74%	0
2008	14.930018	8.578995	-42.54%	0
2007	13.373755	14.930018	11.64%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.971058	11.119816	1.36%	0
2015	11.336651	10.971058	-3.22%	0
2014	11.095351	11.336651	2.17%	0
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	22.923300	24.965878	8.91%	0
2015	23.050336	22.923300	-0.55%	0
2014	21.510360	23.050336	7.16%	0
2013	16.299498	21.510360	31.97%	0
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
2010	12.326389	13.633077	10.60%	0
2009	10.445924	12.326389	18.00%	0
2008	17.964756	10.445924	-41.85%	0
2007	17.474675	17.964756	2.80%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	30.392797	37.190455	22.37%	0
2015	32.868914	30.392797	-7.53%	0
2014	30.769933	32.868914	6.82%	0
2013	22.800524	30.769933	34.95%	1,049
2012	19.629588	22.800524	16.15%	1,478
2011	21.908237	19.629588	-10.40%	1,625
2010	17.650383	21.908237	24.12%	1,442
2009	12.618626	17.650383	39.88%	1,661
2008	20.030494	12.618626	-37.00%	353
2007	20.123674	20.030494	-0.46%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.328865	12.619505	2.36%	9,420
2015	12.892289	12.328865	-4.37%	9,919
2014	12.728673	12.892289	1.29%	13,456
2013	14.184631	12.728673	-10.26%	10,431
2012	13.472357	14.184631	5.29%	13,502
2011	12.295411	13.472357	9.57%	15,831
2010	11.929218	12.295411	3.07%	11,107
2009	11.038864	11.929218	8.07%	12,190
2008	11.440148	11.038864	-3.51%	29,880
2007	10.657116	11.440148	7.35%	3,577

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	21.355042	23.703763	11.00%	0
2015	23.157428	21.355042	-7.78%	0
2014	21.025210	23.157428	10.14%	0
2013	15.827132	21.025210	32.84%	0
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
2008	16.949441	10.846969	-36.00%	527
2007	17.363685	16.949441	-2.39%	527
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	21.467330	25.831977	20.33%	0
2015	22.245681	21.467330	-3.50%	0
2014	19.518511	22.245681	13.97%	1,403
2013	15.324475	19.518511	27.37%	2,313
2012	13.447730	15.324475	13.96%	5,980
2011	13.831236	13.447730	-2.77%	6,455
2010	11.856213	13.831236	16.66%	6,997
2009	9.315701	11.856213	27.27%	7,638
2008	12.585912	9.315701	-25.98%	7,464
2007	13.156741	12.585912	-4.34%	2,690
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.724339	11.066538	13.80%	0
2015*	10.000000	9.724339	-2.76%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.341252	14.597450	1.79%	0
2015	14.774408	14.341252	-2.93%	0
2014	14.782617	14.774408	-0.06%	0
2013	13.176970	14.782617	12.19%	0
2012	12.221543	13.176970	7.82%	0
2011	12.934953	12.221543	-5.52%	0
2010	12.018891	12.934953	7.62%	0
2009*	10.000000	12.018891	20.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.179683	10.155021	10.62%	0
2015*	10.000000	9.179683	-8.20%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.752264	9.797762	0.47%	0
2015*	10.000000	9.752264	-2.48%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.568929	14.870368	28.54%	0
2015	12.614223	11.568929	-8.29%	0
2014	12.180737	12.614223	3.56%	0
2013*	10.000000	12.180737	21.81%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.362670	11.705856	12.96%	0
2015	10.841571	10.362670	-4.42%	0
2014*	10.000000	10.841571	8.42%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	31.073846	38.308649	23.28%	7
2015	32.447778	31.073846	-4.23%	157
2014	31.480821	32.447778	3.07%	1,400
2013	22.816722	31.480821	37.97%	4,927
2012	20.106417	22.816722	13.48%	8,110
2011	20.390739	20.106417	-1.39%	11,353
2010	16.527358	20.390739	23.38%	12,208
2009	13.482033	16.527358	22.59%	1,890
2008	19.903666	13.482033	-32.26%	1,649
2007	20.435589	19.903666	-2.60%	1,822
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	23.251773	25.408165	9.27%	0
2015	23.510032	23.251773	-1.10%	0
2014	21.199542	23.510032	10.90%	1,304
2013	16.416157	21.199542	29.14%	2,051
2012	14.499648	16.416157	13.22%	6,224
2011	14.551624	14.499648	-0.36%	10,249
2010	12.957235	14.551624	12.31%	19,343
2009	10.484318	12.957235	23.59%	26,485
2008	17.060175	10.484318	-38.55%	30,371
2007	16.574042	17.060175	2.93%	40,123
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	20.241634	21.363167	5.54%	0
2015	21.220085	20.241634	-4.61%	0
2014	20.071167	21.220085	5.72%	0
2013	16.941897	20.071167	18.47%	755
2012	15.689093	16.941897	7.99%	748
2011	14.714455	15.689093	6.62%	2,512
2010	13.044385	14.714455	12.80%	1,895
2009	10.884321	13.044385	19.85%	1,898
2008	15.795961	10.884321	-31.09%	2,585
2007	15.078643	15.795961	4.76%	1,962
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	18.062029	20.684320	14.52%	0
2015	18.897938	18.062029	-4.42%	0
2014	19.022439	18.897938	-0.65%	0
2013	13.089064	19.022439	45.33%	0
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
2010	10.271918	13.175601	28.27%	0
2009	8.330082	10.271918	23.31%	0
2008	13.653059	8.330082	-38.99%	0
2007	15.696762	13.653059	-13.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.599118	10.254460	6.83%	0
2015	9.888134	9.599118	-2.92%	0
2014	10.027409	9.888134	-1.39%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	14.134437	13.238564	-6.34%	0
2015	15.406923	14.134437	-8.26%	0
2014	15.925263	15.406923	-3.25%	0
2013	13.987908	15.925263	13.85%	0
2012	12.966617	13.987908	7.88%	0
2011	13.994934	12.966617	-7.35%	0
2010	12.630154	13.994934	10.81%	0
2009	11.372684	12.630154	11.06%	0
2008	16.491882	11.372684	-31.04%	277
2007	15.342410	16.491882	7.49%	277
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	12.804334	12.998747	1.52%	0
2015	13.116623	12.804334	-2.38%	0
2014	12.923495	13.116623	1.49%	1,348
2013	13.082341	12.923495	-1.21%	4,443
2012	12.191501	13.082341	7.31%	8,047
2011	12.190654	12.191501	0.01%	8,135
2010	11.482091	12.190654	6.17%	15,636
2009	9.745985	11.482091	17.81%	16,321
2008	10.751903	9.745985	-9.36%	15,422
2007	10.430737	10.751903	3.08%	18,101
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.150012	14.600530	3.18%	0
2015	14.508393	14.150012	-2.47%	0
2014	14.198993	14.508393	2.18%	13,495
2013	12.793112	14.198993	10.99%	13,495
2012	11.693642	12.793112	9.40%	15,543
2011	11.976883	11.693642	-2.36%	21,642
2010	10.853307	11.976883	10.35%	21,908
2009	8.929952	10.853307	21.54%	27,558
2008	12.170952	8.929952	-26.63%	27,608
2007	11.449951	12.170952	6.30%	13,270
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.681779	15.231641	3.75%	0
2015	15.042833	14.681779	-2.40%	0
2014	14.667963	15.042833	2.56%	16,262
2013	12.936935	14.667963	13.38%	26,885
2012	11.669522	12.936935	10.86%	64,818
2011	12.050735	11.669522	-3.16%	97,196
2010	10.749898	12.050735	12.10%	97,277
2009	8.528856	10.749898	26.04%	101,332
2008	12.944625	8.528856	-34.11%	87,499
2007	12.006703	12.944625	7.81%	87,964

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.310086	15.969231	4.31%	0
2015	15.697732	15.310086	-2.47%	0
2014	15.284923	15.697732	2.70%	368
2013	12.839946	15.284923	19.04%	368
2012	11.369757	12.839946	12.93%	369
2011	11.933033	11.369757	-4.72%	859
2010	10.501446	11.933033	13.63%	857
2009	8.164651	10.501446	28.62%	6,554
2008	13.468509	8.164651	-39.38%	6,880
2007	12.367469	13.468509	8.90%	6,246
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.389799	3.90%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.710239	16.638930	30.91%	0
2015	16.357623	12.710239	-22.30%	0
2014	19.124767	16.357623	-14.47%	0
2013	15.711387	19.124767	21.73%	0
2012	15.300242	15.711387	2.69%	0
2011	16.459815	15.300242	-7.04%	0
2010	14.088047	16.459815	16.84%	0
2009	9.736367	14.088047	44.70%	0
2008	21.779859	9.736367	-55.30%	0
2007	15.253319	21.779859	42.79%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	20.530551	23.696439	15.42%	1,246
2015	21.865659	20.530551	-6.11%	0
2014	20.557336	21.865659	6.36%	2,676
2013	16.401790	20.557336	25.34%	3,784
2012	14.291310	16.401790	14.77%	6,864
2011	14.480127	14.291310	-1.30%	12,601
2010	12.850889	14.480127	12.68%	10,824
2009	10.090937	12.850889	27.35%	12,754
2008	17.997091	10.090937	-43.93%	13,456
2007	18.126350	17.997091	-0.71%	13,966
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.213108	12.13%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	24.656563	24.310026	-1.41%	0
2015	23.522829	24.656563	4.82%	0
2014	21.610653	23.522829	8.85%	2,551
2013	16.205978	21.610653	33.35%	3,379
2012	14.448071	16.205978	12.17%	8,575
2011	14.739601	14.448071	-1.98%	10,932
2010	12.136474	14.739601	21.45%	8,836
2009	9.672824	12.136474	25.47%	7,132
2008	18.723429	9.672824	-48.34%	8,332
2007	15.077970	18.723429	24.18%	8,638
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.957186	13.274138	2.45%	1,399
2015	13.328146	12.957186	-2.78%	2,947
2014	12.870188	13.328146	3.56%	24,253
2013	13.403317	12.870188	-3.98%	96,771
2012	12.945119	13.403317	3.54%	116,573
2011	12.334105	12.945119	4.95%	135,088
2010	11.696525	12.334105	5.45%	173,808
2009	10.330978	11.696525	13.22%	282,705
2008	10.914247	10.330978	-5.34%	262,375
2007	10.695648	10.914247	2.04%	289,457
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	33.771382	37.062979	9.75%	1,925
2015	35.013378	33.771382	-3.55%	2,101
2014	33.678383	35.013378	3.96%	5,805
2013	25.279972	33.678383	33.22%	12,844
2012	22.506390	25.279972	12.32%	19,675
2011	25.747562	22.506390	-12.59%	28,904
2010	20.423747	25.747562	26.07%	30,017
2009	14.904845	20.423747	37.03%	28,727
2008	25.171396	14.904845	-40.79%	28,736
2007	22.260345	25.171396	13.08%	26,782
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	21.135613	19.632729	-7.11%	1,051
2015	20.868102	21.135613	1.28%	351
2014	23.208819	20.868102	-10.09%	0
2013	18.184482	23.208819	27.63%	0
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
2010	17.182770	19.009475	10.63%	0
2009	13.884102	17.182770	23.76%	0
2008	25.269098	13.884102	-45.06%	0
2007	22.019372	25.269098	14.76%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	28.004041	30.005470	7.15%	0
2015	29.502307	28.004041	-5.08%	0
2014	28.249184	29.502307	4.44%	0
2013	22.130733	28.249184	27.65%	7
2012	17.764050	22.130733	24.58%	11
2011	19.916759	17.764050	-10.81%	2,862
2010	16.077894	19.916759	23.88%	2,879
2009	10.434236	16.077894	54.09%	2,977
2008	21.846573	10.434236	-52.24%	3,043
2007	21.133526	21.846573	3.37%	2,945
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.142483	12.365894	10.98%	0
2015	12.116992	11.142483	-8.04%	0
2014	12.015766	12.116992	0.84%	0
2013	9.901081	12.015766	21.36%	0
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0
2010	8.389555	9.069547	8.11%	0
2009	6.569115	8.389555	27.71%	0
2008*	10.000000	6.569115	-34.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.211539	14.771344	11.81%	0
2015	14.497013	13.211539	-8.87%	0
2014	14.132974	14.497013	2.58%	381
2013	12.650361	14.132974	11.72%	4,414
2012	11.453388	12.650361	10.45%	5,596
2011	11.408652	11.453388	0.39%	12,550
2010	10.326718	11.408652	10.48%	13,990
2009	7.767215	10.326718	32.95%	14,980
2008	11.261623	7.767215	-31.03%	9,327
2007	11.070887	11.261623	1.72%	14,074
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	22.561489	25.671815	13.79%	0
2015	23.881409	22.561489	-5.53%	0
2014	22.402200	23.881409	6.60%	0
2013	17.617147	22.402200	27.16%	0
2012	16.048634	17.617147	9.77%	3,046
2011	15.440812	16.048634	3.94%	24,642
2010	13.052968	15.440812	18.29%	27,178
2009	11.344899	13.052968	15.06%	22,193
2008	15.872203	11.344899	-28.52%	24,244
2007	16.636787	15.872203	-4.60%	31,821

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	27.919019	35.640501	27.66%	11
2015	30.745576	27.919019	-9.19%	273
2014	31.179122	30.745576	-1.39%	3,552
2013	23.340627	31.179122	33.58%	15,077
2012	20.108351	23.340627	16.07%	23,943
2011	21.308778	20.108351	-5.63%	32,853
2010	16.948821	21.308778	25.72%	36,446
2009	13.383779	16.948821	26.64%	72,305
2008	20.379018	13.383779	-34.33%	4,060
2007	21.293406	20.379018	-4.29%	3,001
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.335223	8.447148	15.16%	0
2015	9.305402	7.335223	-21.17%	0
2014*	10.000000	9.305402	-6.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	18.951764	19.916586	5.09%	0
2015	20.670913	18.951764	-8.32%	0
2014	23.722979	20.670913	-12.87%	2,389
2013	19.675059	23.722979	20.57%	0
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
2010	18.222589	19.369591	6.29%	0
2009	13.561455	18.222589	34.37%	0
2008	23.198948	13.561455	-41.54%	0
2007	20.494837	23.198948	13.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.097594	9.182821	0.94%	0
2015	9.695951	9.097594	-6.17%	0
2014	9.710786	9.695951	-0.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.666799	10.913055	2.31%	0
2015	11.550900	10.666799	-7.65%	0
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.109309	9.864769	-2.42%	0
2015	10.123204	10.109309	-0.14%	0
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.338045	14.342774	0.03%	0
2015	13.960088	14.338045	2.71%	0
2014	13.162533	13.960088	6.06%	0
2013	9.602726	13.162533	37.07%	0
2012*	10.000000	9.602726	-3.97%	139
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.971722	13.284075	10.96%	0
2015	12.755880	11.971722	-6.15%	0
2014	12.488852	12.755880	2.14%	0
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.586966	13.398980	-1.38%	0
2015	13.714333	13.586966	-0.93%	0
2014	12.988097	13.714333	5.59%	327
2013	9.696880	12.988097	33.94%	3,713
2012*	10.000000	9.696880	-3.03%	6,240
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.701831	13.090311	-4.46%	0
2015	15.247004	13.701831	-10.13%	0
2014	16.414568	15.247004	-7.11%	1,598
2013	13.378593	16.414568	22.69%	0
2012	11.449652	13.378593	16.85%	0
2011	12.583734	11.449652	-9.01%	1,614
2010	11.809328	12.583734	6.56%	1,614
2009*	10.000000	11.809328	18.09%	1,518
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.685851	12.174147	13.93%	0
2015	11.656668	10.685851	-8.33%	0
2014	11.666264	11.656668	-0.08%	0
2013	10.767691	11.666264	8.35%	0
2012*	10.000000	10.767691	7.68%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.478277	12.983884	4.05%	0
2015	13.507213	12.478277	-7.62%	0
2014	12.770848	13.507213	5.77%	0
2013	10.023807	12.770848	27.41%	0
2012*	10.000000	10.023807	0.24%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	21.953479	22.457282	2.29%	0
2015	22.298554	21.953479	-1.55%	0
2014	21.011031	22.298554	6.13%	0
2013	17.886708	21.011031	17.47%	0
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
2010	15.272769	16.191014	6.01%	0
2009	12.403331	15.272769	23.13%	0
2008	15.070472	12.403331	-17.70%	0
2007	13.937940	15.070472	8.13%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.742955	9.765727	0.23%	7,191
2015*	10.000000	9.742955	-2.57%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	30.776024	30.763694	-0.04%	0
2015	28.040748	30.776024	9.75%	0
2014	26.365808	28.040748	6.35%	594
2013	20.544547	26.365808	28.33%	2,547
2012	16.917674	20.544547	21.44%	5,090
2011	18.540512	16.917674	-8.75%	7,022
2010	17.758387	18.540512	4.40%	7,211
2009	12.403817	17.758387	43.17%	14,200
2008	22.716955	12.403817	-45.40%	12,064
2007	16.958344	22.716955	33.96%	4,530
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.480865	16.166132	11.64%	0
2015	14.113205	14.480865	2.61%	0
2014	13.163399	14.113205	7.22%	0
2013	9.915766	13.163399	32.75%	0
2012*	10.000000	9.915766	-0.84%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	24.971763	22.843636	-8.52%	0
2015	27.927566	24.971763	-10.58%	0
2014	32.404704	27.927566	-13.82%	0
2013	28.918947	32.404704	12.05%	0
2012	26.060546	28.918947	10.97%	0
2011	39.281295	26.060546	-33.66%	0
2010	32.044817	39.281295	22.58%	0
2009	18.250720	32.044817	75.58%	0
2008	38.966658	18.250720	-53.16%	0
2007	31.046642	38.966658	25.51%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.182082	8.505889	18.43%	0
2015	9.162735	7.182082	-21.62%	0
2014	9.799432	9.162735	-6.50%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.930835	-0.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.270492	13.090537	6.68%	0
2015	12.788982	12.270492	-4.05%	0
2014	14.100140	12.788982	-9.30%	0
2013	10.183068	14.100140	38.47%	0
2012*	10.000000	10.183068	1.83%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	25.562297	28.518202	11.56%	6,004
2015	26.316484	25.562297	-2.87%	7,589
2014	24.355034	26.316484	8.05%	16,347
2013	18.318495	24.355034	32.95%	56,403
2012	16.122926	18.318495	13.62%	84,706
2011	16.519974	16.122926	-2.40%	112,892
2010	15.149121	16.519974	9.05%	128,997
2009	12.617582	15.149121	20.06%	170,916
2008	19.133862	12.617582	-34.06%	21,971
2007	18.139026	19.133862	5.48%	21,188
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.157397	15.433584	1.82%	1,036
2015	14.539877	15.157397	4.25%	0
2014	14.662964	14.539877	-0.84%	2,124
2013	11.716593	14.662964	25.15%	2,853
2012	10.307925	11.716593	13.67%	3,055
2011	10.702750	10.307925	-3.69%	943
2010*	10.000000	10.702750	7.03%	547
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.690096	10.056733	3.78%	0
2015*	10.000000	9.690096	-3.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.986098	12.441749	3.80%	0
2015	12.327078	11.986098	-2.77%	0
2014	11.687977	12.327078	5.47%	656
2013	11.990000	11.687977	-2.52%	688
2012	11.199459	11.990000	7.06%	647
2011	10.836056	11.199459	3.35%	1,566
2010	10.342210	10.836056	4.78%	1,792
2009	9.643273	10.342210	7.25%	1,937
2008	10.983472	9.643273	-12.20%	176,362
2007	10.647467	10.983472	3.16%	215,309

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	20.424505	22.146379	8.43%	0
2015	21.078495	20.424505	-3.10%	0
2014	20.893804	21.078495	0.88%	0
2013	23.354443	20.893804	-10.54%	0
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
2010	17.918838	19.281092	7.60%	0
2009	14.045524	17.918838	27.58%	0
2008	16.848924	14.045524	-16.64%	0
2007	16.152914	16.848924	4.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.189545	9.232228	12.73%	0
2015*	10.000000	8.189545	-18.10%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.893173	16.210537	8.85%	0
2015	16.362123	14.893173	-8.98%	0
2014	17.039279	16.362123	-3.97%	170
2013	13.173078	17.039279	29.35%	159
2012	10.956550	13.173078	20.23%	174
2011	11.276729	10.956550	-2.84%	0
2010*	10.000000	11.276729	12.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.355923	23.994518	17.87%	1,232
2015	21.725846	20.355923	-6.31%	1,469
2014	19.617821	21.725846	10.75%	7,028
2013	15.195144	19.617821	29.11%	16,866
2012	13.541825	15.195144	12.21%	20,251
2011	13.743741	13.541825	-1.47%	31,378
2010	12.387724	13.743741	10.95%	35,535
2009*	10.000000	12.387724	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.727661	14.672143	6.88%	31,996
2015	13.864243	13.727661	-0.99%	40,588
2014	13.467867	13.864243	2.94%	97,112
2013	11.141370	13.467867	20.88%	141,128
2012	9.820076	11.141370	13.46%	138,125
2011	9.922759	9.820076	-1.03%	177,878
2010	9.034298	9.922759	9.83%	193,813
2009	7.465869	9.034298	21.01%	193,429
2008	10.843154	7.465869	-31.15%	199,224
2007	10.420045	10.843154	4.06%	130,656

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.884112	10.955312	0.65%	35,530
2015	11.126283	10.884112	-2.18%	43,936
2014	10.809399	11.126283	2.93%	112,632
2013	11.315634	10.809399	-4.47%	145,588
2012	10.995134	11.315634	2.91%	108,632
2011	10.606108	10.995134	3.67%	133,837
2010	10.205658	10.606108	3.92%	144,569
2009	9.280979	10.205658	9.96%	143,729
2008	10.502388	9.280979	-11.63%	154,056
2007	10.402195	10.502388	0.96%	98,442
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.318758	15.048988	-1.76%	4,543
2015	14.663961	15.318758	4.47%	4,989
2014	14.686033	14.663961	-0.15%	8,686
2013	11.643199	14.686033	26.13%	15,028
2012	9.726901	11.643199	19.70%	16,166
2011	10.938302	9.726901	-11.07%	16,938
2010	10.023020	10.938302	9.13%	15,311
2009	7.218983	10.023020	38.84%	17,487
2008	11.998783	7.218983	-39.84%	19,015
2007	10.701461	11.998783	12.12%	15,122
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.632935	15.648893	6.94%	0
2015	14.022697	14.632935	4.35%	0
2014	13.234019	14.022697	5.96%	3,925
2013	10.413584	13.234019	27.08%	17,682
2012	9.046835	10.413584	15.11%	21,264
2011	9.680230	9.046835	-6.54%	29,982
2010	8.352911	9.680230	15.89%	29,811
2009	6.138425	8.352911	36.08%	23,268
2008	11.222723	6.138425	-45.30%	41,783
2007	10.229939	11.222723	9.70%	40,611
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.702711	13.836706	8.93%	38,236
2015	12.816088	12.702711	-0.88%	47,729
2014	11.858170	12.816088	8.08%	116,471
2013	9.095307	11.858170	30.38%	132,118
2012	7.924459	9.095307	14.78%	124,073
2011	8.266547	7.924459	-4.14%	173,906
2010	7.597040	8.266547	8.81%	189,953
2009	5.928601	7.597040	28.14%	185,695
2008	9.762924	5.928601	-39.27%	175,327
2007*	10.000000	9.762924	-2.37%	73,898

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	21.658570	24.969561	15.29%	21
2015	23.628957	21.658570	-8.34%	460
2014	22.124037	23.628957	6.80%	4,208
2013	16.676857	22.124037	32.66%	17,068
2012	14.393787	16.676857	15.86%	26,468
2011	15.063527	14.393787	-4.45%	36,485
2010	13.307463	15.063527	13.20%	41,142
2009	10.581010	13.307463	25.77%	24,611
2008	17.189769	10.581010	-38.45%	36,995
2007	18.002842	17.189769	-4.52%	140,991
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.250168	9.340096	0.97%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.840003	11.839602	9.22%	0
2015	11.416257	10.840003	-5.05%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.676966	11.387414	6.65%	0
2015	11.084585	10.676966	-3.68%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	18.252878	20.431656	11.94%	0
2015	19.114320	18.252878	-4.51%	0
2014	19.009644	19.114320	0.55%	0
2013	18.107101	19.009644	4.98%	0
2012	16.121321	18.107101	12.32%	0
2011	15.836568	16.121321	1.80%	0
2010	14.273771	15.836568	10.95%	0
2009	9.970928	14.273771	43.15%	0
2008	14.122069	9.970928	-29.39%	0
2007	13.966646	14.122069	1.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.201172	13.584255	11.34%	0
2015	12.594061	12.201172	-3.12%	0
2014	12.053878	12.594061	4.48%	0
2013	8.564913	12.053878	40.74%	2,757
2012	7.476887	8.564913	14.55%	3,119
2011	8.631396	7.476887	-13.38%	3,276
2010	7.629139	8.631396	13.14%	3,026
2009	5.086752	7.629139	49.98%	3,045
2008*	10.000000	5.086752	-49.13%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.151526	15.279085	7.97%	73
2015	14.493622	14.151526	-2.36%	1,461
2014	13.376068	14.493622	8.35%	15,196
2013	9.846058	13.376068	35.85%	65,451
2012	9.016009	9.846058	9.21%	108,894
2011	9.505383	9.016009	-5.15%	136,788
2010	7.845689	9.505383	21.15%	163,631
2009	6.095623	7.845689	28.71%	318,974
2008*	10.000000	6.095623	-39.04%	357,496
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.837882	12.578517	6.26%	0
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	2,904
2011	9.037008	8.295902	-8.20%	3,225
2010	8.017520	9.037008	12.72%	3,225
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.780796	12.257304	4.04%	22,568
2015	12.143745	11.780796	-2.99%	23,505
2014	11.874946	12.143745	2.26%	28,363
2013	10.562844	11.874946	12.42%	72,617
2012	9.700454	10.562844	8.89%	68,535
2011	10.027838	9.700454	-3.26%	86,006
2010	9.263244	10.027838	8.25%	90,281
2009	7.884632	9.263244	17.48%	26,139
2008*	10.000000	7.884632	-21.15%	27,237
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.973166	12.599919	5.23%	0
2015	12.375742	11.973166	-3.25%	0
2014	12.055552	12.375742	2.66%	188,487
2013	10.140761	12.055552	18.88%	567,594
2012	9.101244	10.140761	11.42%	588,030
2011	9.613325	9.101244	-5.33%	603,637
2010	8.723627	9.613325	10.20%	708,760
2009	7.165610	8.723627	21.74%	268,363
2008*	10.000000	7.165610	-28.34%	274,123

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.143052	11.430372	2.58%	7,775
2015	11.448690	11.143052	-2.67%	8,414
2014	11.299369	11.448690	1.32%	16,452
2013	10.982338	11.299369	2.89%	8,697
2012	10.419919	10.982338	5.40%	6,661
2011	10.478811	10.419919	-0.56%	0
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	0
2008*	10.000000	9.029915	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.141082	10.496412	3.50%	0
2015	10.806831	10.141082	-6.16%	0
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.083850	10.502021	4.15%	0
2015	10.811680	10.083850	-6.73%	0
2014	10.916085	10.811680	-0.96%	0
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.904805	12.459980	4.66%	87,916
2015	12.272399	11.904805	-3.00%	107,343
2014	11.969453	12.272399	2.53%	160,867
2013	10.362445	11.969453	15.51%	145,657
2012	9.405547	10.362445	10.17%	135,569
2011	9.821305	9.405547	-4.23%	151,944
2010	8.993867	9.821305	9.20%	344,793
2009	7.521865	8.993867	19.57%	20,234
2008*	10.000000	7.521865	-24.78%	20,242
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.886699	12.540346	5.50%	58,973
2015	12.308708	11.886699	-3.43%	59,044
2014	12.005828	12.308708	2.52%	62,105
2013	9.852628	12.005828	21.85%	81,311
2012	8.769858	9.852628	12.35%	301,259
2011	9.382225	8.769858	-6.53%	317,957
2010	8.444619	9.382225	11.10%	302,380
2009	6.804125	8.444619	24.11%	28,011
2008*	10.000000	6.804125	-31.96%	23,307

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.612009	12.069112	3.94%	0
2015	11.970472	11.612009	-2.99%	0
2014	11.729710	11.970472	2.05%	7,063
2013	10.754332	11.729710	9.07%	8,744
2012	9.967594	10.754332	7.89%	11,370
2011	10.192952	9.967594	-2.21%	5,601
2010	9.534297	10.192952	6.91%	6,096
2009	8.262967	9.534297	15.39%	6,497
2008*	10.000000	8.262967	-17.37%	7,069
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.472487	11.812447	2.96%	52
2015	11.804603	11.472487	-2.81%	114
2014	11.501237	11.804603	2.64%	13,951
2013	11.985097	11.501237	-4.04%	57,954
2012	11.373008	11.985097	5.38%	63,632
2011	10.917498	11.373008	4.17%	63,083
2010	10.427791	10.917498	4.70%	85,719
2009	9.793750	10.427791	6.47%	159,075
2008*	10.000000	9.793750	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.477752	12.643252	1.33%	0
2015	12.792070	12.477752	-2.46%	0
2014	12.439242	12.792070	2.84%	2,775
2013	12.952001	12.439242	-3.96%	6,321
2012	12.332403	12.952001	5.02%	6,115
2011	11.859763	12.332403	3.99%	8,259
2010	11.187800	11.859763	6.01%	8,992
2009	9.799538	11.187800	14.17%	3,338
2008*	10.000000	9.799538	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	23.652550	24.927100	5.39%	0
2015	28.798079	23.652550	-17.87%	0
2014	31.156320	28.798079	-7.57%	0
2013	31.640286	31.156320	-1.53%	0
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
2010	31.978626	36.345122	13.65%	0
2009	19.997995	31.978626	59.91%	0
2008	48.482892	19.997995	-58.75%	0
2007	34.059656	48.482892	42.35%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.001029	11.854920	-1.22%	173
2015	12.253042	12.001029	-2.06%	1,700
2014	11.950681	12.253042	2.53%	18,201
2013	12.703573	11.950681	-5.93%	68,505
2012	12.572529	12.703573	1.04%	91,965
2011	11.954538	12.572529	5.17%	103,449
2010	11.635860	11.954538	2.74%	132,144
2009	11.556553	11.635860	0.69%	244,564
2008	10.941692	11.556553	5.62%	282,523
2007	10.414910	10.941692	5.06%	255,911
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.025259	8.850415	-1.94%	1,644
2015	9.204747	9.025259	-1.95%	1,661
2014	9.387808	9.204747	-1.95%	8,616
2013	9.574509	9.387808	-1.95%	23,854
2012	9.765449	9.574509	-1.96%	27,048
2011	9.959114	9.765449	-1.94%	32,886
2010	10.157162	9.959114	-1.95%	35,584
2009	10.354819	10.157162	-1.91%	37,863
2008	10.348233	10.354819	0.06%	33,388
2007	10.072432	10.348233	2.74%	55,135
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.115402	8.008003	-1.32%	0
2015	8.552281	8.115402	-5.11%	0
2014	8.785622	8.552281	-2.66%	851
2013	7.621717	8.785622	15.27%	914
2012	6.746396	7.621717	12.97%	979
2011	7.644830	6.746396	-11.75%	1,036
2010	6.899575	7.644830	10.80%	1,006
2009	5.435866	6.899575	26.93%	1,071
2008*	10.000000	5.435866	-45.64%	394
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.986409	8.857738	-1.43%	0
2015	9.294249	8.986409	-3.31%	0
2014	10.104360	9.294249	-8.02%	167
2013	8.515928	10.104360	18.65%	166
2012	7.347534	8.515928	15.90%	193
2011	8.598280	7.347534	-14.55%	197
2010	8.165074	8.598280	5.31%	173
2009	6.475014	8.165074	26.10%	167
2008	11.604467	6.475014	-44.20%	163
2007	10.820602	11.604467	7.24%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	22.328548	23.967273	7.34%	66,056
2015	23.002243	22.328548	-2.93%	86,616
2014	22.345704	23.002243	2.94%	126,602
2013	17.909927	22.345704	24.77%	176,602
2012	15.760488	17.909927	13.64%	244,034
2011	16.731092	15.760488	-5.80%	345,168
2010	14.885937	16.731092	12.40%	380,969
2009	11.935003	14.885937	24.73%	424,559
2008	19.273993	11.935003	-38.08%	469,103
2007	18.553909	19.273993	3.88%	507,233
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.649101	15.269557	4.24%	18,613
2015	14.966448	14.649101	-2.12%	19,842
2014	14.594888	14.966448	2.55%	25,475
2013	13.123412	14.594888	11.21%	24,682
2012	12.236480	13.123412	7.25%	18,507
2011	12.369869	12.236480	-1.08%	10,791
2010	11.488255	12.369869	7.67%	10,476
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.674050	17.615153	5.64%	0
2015	17.096610	16.674050	-2.47%	0
2014	16.572851	17.096610	3.16%	4,310
2013	14.144874	16.572851	17.17%	58,149
2012	12.852412	14.144874	10.06%	61,131
2011	13.231289	12.852412	-2.86%	64,371
2010	12.045182	13.231289	9.85%	64,377
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.117976	13.411307	2.24%	13,387
2015	13.343536	13.117976	-1.69%	14,073
2014	13.099296	13.343536	1.86%	14,765
2013	12.744055	13.099296	2.79%	12,756
2012	12.358508	12.744055	3.12%	7,767
2011	12.244822	12.358508	0.93%	3,296
2010	11.793354	12.244822	3.83%	25,388
2009	11.026204	11.793354	6.96%	26,210
2008	11.966235	11.026204	-7.86%	27,478
2007	11.582248	11.966235	3.32%	20,570
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.115449	10.484880	3.65%	0
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.052806	10.542483	4.87%	0
2015	10.674947	10.052806	-5.83%	0
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	17.945268	18.853199	5.06%	118,115
2015	18.363639	17.945268	-2.28%	123,116
2014	17.806277	18.363639	3.13%	260,986
2013	15.571226	17.806277	14.35%	652,501
2012	14.332048	15.571226	8.65%	868,995
2011	14.622383	14.332048	-1.99%	1,261,210
2010	13.445621	14.622383	8.75%	1,713,825
2009	11.510438	13.445621	16.81%	1,867,261
2008	15.285064	11.510438	-24.69%	1,974,380
2007	14.755622	15.285064	3.59%	1,996,961
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	20.500037	21.806289	6.37%	11,486
2015	21.061472	20.500037	-2.67%	24,483
2014	20.465842	21.061472	2.91%	100,864
2013	17.056007	20.465842	19.99%	395,363
2012	15.291798	17.056007	11.54%	974,089
2011	15.934161	15.291798	-4.03%	1,354,561
2010	14.402396	15.934161	10.64%	1,455,786
2009	11.808455	14.402396	21.97%	1,571,605
2008	17.554065	11.808455	-32.73%	1,644,804
2007	16.867668	17.554065	4.07%	1,665,131
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.609193	16.178521	3.65%	26,255
2015	15.924497	15.609193	-1.98%	27,963
2014	15.506288	15.924497	2.70%	27,742
2013	14.312546	15.506288	8.34%	53,351
2012	13.511552	14.312546	5.93%	139,983
2011	13.501187	13.511552	0.08%	245,147
2010	12.688935	13.501187	6.40%	278,996
2009	11.296366	12.688935	12.33%	297,002
2008	13.561316	11.296366	-16.70%	324,133
2007	13.066840	13.561316	3.78%	318,626
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.219702	22.511913	1.32%	1,901
2015	21.619027	22.219702	2.78%	930
2014	20.309979	21.619027	6.45%	4,374
2013	15.198751	20.309979	33.63%	20,488
2012	13.090219	15.198751	16.11%	36,146
2011	13.691636	13.090219	-4.39%	55,844
2010	12.867835	13.691636	6.40%	66,429
2009*	10.000000	12.867835	28.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.502433	10.114077	6.44%	0
2015	9.914214	9.502433	-4.15%	0
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.926706	10.711433	7.91%	0
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	30.776705	36.301282	17.95%	506
2015	32.204971	30.776705	-4.43%	0
2014	30.017686	32.204971	7.29%	0
2013	23.010003	30.017686	30.45%	452
2012	19.977903	23.010003	15.18%	520
2011	20.906373	19.977903	-4.44%	3,172
2010	16.894982	20.906373	23.74%	2,843
2009	12.599854	16.894982	34.09%	7,125
2008	20.226044	12.599854	-37.70%	7,900
2007	19.180528	20.226044	5.45%	4,575
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.788618	14.689575	6.53%	8,139
2015	14.481429	13.788618	-4.78%	8,880
2014	14.217275	14.481429	1.86%	17,130
2013	14.664939	14.217275	-3.05%	23,521
2012	13.325004	14.664939	10.06%	21,188
2011	12.875031	13.325004	3.49%	19,377
2010	11.873865	12.875031	8.43%	20,676
2009	9.736227	11.873865	21.96%	20,340
2008	12.005886	9.736227	-18.90%	20,977
2007	11.704613	12.005886	2.57%	22,941
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.104996	9.663559	-4.37%	147
2015	10.373896	10.104996	-2.59%	2,747
2014	10.725252	10.373896	-3.28%	22,591
2013	9.034304	10.725252	18.72%	80,658
2012	7.976413	9.034304	13.26%	129,681
2011	9.000995	7.976413	-11.38%	163,255
2010	8.066282	9.000995	11.59%	177,243
2009	6.044248	8.066282	33.45%	290,766
2008*	10.000000	6.044248	-39.56%	294,747

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.575542	13.974626	2.94%	771
2015	14.627548	13.575542	-7.19%	801
2014	16.516926	14.627548	-11.44%	3,227
2013	13.916018	16.516926	18.69%	0
2012	12.126122	13.916018	14.76%	0
2011	14.795477	12.126122	-18.04%	0
2010	14.249548	14.795477	3.83%	0
2009	11.221641	14.249548	26.98%	0
2008	21.384785	11.221641	-47.53%	0
2007	21.237273	21.384785	0.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.004290	14.005235	0.01%	43
2015	13.849379	14.004290	1.12%	737
2014	12.823434	13.849379	8.00%	6,753
2013	9.729903	12.823434	31.79%	27,378
2012	8.544698	9.729903	13.87%	47,175
2011	9.005380	8.544698	-5.12%	63,092
2010	7.961577	9.005380	13.11%	75,937
2009	6.277357	7.961577	26.83%	178,801
2008*	10.000000	6.277357	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.447110	14.163439	13.79%	0
2015	13.146474	12.447110	-5.32%	0
2014	12.162131	13.146474	8.09%	212
2013	9.186203	12.162131	32.40%	238
2012	7.967675	9.186203	15.29%	1,673
2011	8.653032	7.967675	-7.92%	1,904
2010	7.827338	8.653032	10.55%	3,036
2009	6.265525	7.827338	24.93%	4,437
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.558135	14.099530	3.99%	47
2015	13.875771	13.558135	-2.29%	898
2014	13.644232	13.875771	1.70%	11,299
2013	10.039569	13.644232	35.90%	43,400
2012	8.931698	10.039569	12.40%	69,535
2011	9.533309	8.931698	-6.31%	91,641
2010	7.687878	9.533309	24.00%	106,065
2009	6.188086	7.687878	24.24%	169,852
2008*	10.000000	6.188086	-38.12%	115,274

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.892422	18.325112	15.31%	2,979
2015	16.690140	15.892422	-4.78%	4,407
2014	14.546263	16.690140	14.74%	13,224
2013	10.934308	14.546263	33.03%	37,878
2012	9.585454	10.934308	14.07%	67,358
2011	10.008039	9.585454	-4.22%	89,233
2010	8.531911	10.008039	17.30%	101,286
2009	6.669444	8.531911	27.93%	163,535
2008*	10.000000	6.669444	-33.31%	220,823
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	21.052971	22.307047	5.96%	0
2015	21.358593	21.052971	-1.43%	0
2014	21.244174	21.358593	0.54%	458
2013	15.051287	21.244174	41.15%	433
2012	13.574086	15.051287	10.88%	2,565
2011	13.963762	13.574086	-2.79%	2,860
2010	11.383451	13.963762	22.67%	4,742
2009	9.128209	11.383451	24.71%	5,131
2008	17.414054	9.128209	-47.58%	4,732
2007	16.221203	17.414054	7.35%	1,438
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	29.517622	36.357369	23.17%	0
2015	32.125237	29.517622	-8.12%	0
2014	30.688022	32.125237	4.68%	409
2013	22.351848	30.688022	37.30%	388
2012	18.949634	22.351848	17.95%	438
2011	20.440477	18.949634	-7.29%	0
2010	16.482865	20.440477	24.01%	1,264
2009	13.356635	16.482865	23.41%	1,351
2008	20.122351	13.356635	-33.62%	1,331
2007	22.124258	20.122351	-9.05%	1,232
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	27.236083	32.727135	20.16%	174
2015	28.314416	27.236083	-3.81%	199
2014	28.717928	28.314416	-1.41%	591
2013	20.838481	28.717928	37.81%	2,206
2012	18.445249	20.838481	12.97%	2,610
2011	19.970280	18.445249	-7.64%	3,348
2010	16.296331	19.970280	22.54%	3,345
2009	12.363666	16.296331	31.81%	3,605
2008	20.455785	12.363666	-39.56%	27,719
2007	20.476947	20.455785	-0.10%	23,144

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	20.698736	22.560885	9.00%	50
2015	20.971602	20.698736	-1.30%	998
2014	19.128379	20.971602	9.64%	11,450
2013	14.915989	19.128379	28.24%	48,973
2012	13.362918	14.915989	11.62%	79,714
2011	13.576782	13.362918	-1.58%	101,662
2010	12.229463	13.576782	11.02%	120,578
2009	9.933923	12.229463	23.11%	220,089
2008	17.352525	9.933923	-42.75%	252,350
2007	16.404635	17.352525	5.78%	202,631
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.544898	13.183858	5.09%	0
2015	13.562081	12.544898	-7.50%	0
2014	10.755035	13.562081	26.10%	0
2013	10.680542	10.755035	0.70%	0
2012	9.424859	10.680542	13.32%	0
2011	9.055986	9.424859	4.07%	0
2010	7.114320	9.055986	27.29%	0
2009	5.559464	7.114320	27.97%	0
2008*	10.000000	5.559464	-44.41%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.781249	13.960961	9.23%	0
2015	12.913677	12.781249	-1.03%	0
2014	11.647335	12.913677	10.87%	0
2013*	10.000000	11.647335	16.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.861228	9.910394	0.50%	5,490
2015	10.091776	9.861228	-2.28%	2,142
2014	10.241887	10.091776	-1.47%	7,716
2013	10.434583	10.241887	-1.85%	14,289
2012	10.280398	10.434583	1.50%	14,668
2011	10.349954	10.280398	-0.67%	16,008
2010	10.306389	10.349954	0.42%	16,696
2009	9.813634	10.306389	5.02%	23,585
2008*	10.000000	9.813634	-1.86%	2,340
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.964520	14.180420	18.52%	4,402
2015	12.828800	11.964520	-6.74%	4,453
2014	12.514368	12.828800	2.51%	4,918
2013*	10.000000	12.514368	25.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.492419	13.377552	-0.85%	6,989
2015	14.319716	13.492419	-5.78%	8,938
2014	15.899946	14.319716	-9.94%	22,277
2013	13.502774	15.899946	17.75%	56,086
2012	11.518399	13.502774	17.23%	93,467
2011	13.414082	11.518399	-14.13%	116,762
2010	12.864296	13.414082	4.27%	119,756
2009*	10.000000	12.864296	28.64%	221,950
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.822706	12.345018	-3.73%	0
2015	12.880927	12.822706	-0.45%	0
2014	13.581808	12.880927	-5.16%	0
2013	11.755366	13.581808	15.54%	0
2012	10.119605	11.755366	16.16%	0
2011	11.772345	10.119605	-14.04%	0
2010	9.839945	11.772345	19.64%	0
2009	7.460825	9.839945	31.89%	0
2008	14.206771	7.460825	-47.48%	708
2007	14.039762	14.206771	1.19%	169,505
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	28.002457	28.600591	2.14%	0
2015	28.278097	28.002457	-0.97%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.706292	9.633568	-0.75%	129
2015	9.881184	9.706292	-1.77%	193
2014	10.016598	9.881184	-1.35%	10,708
2013	10.153185	10.016598	-1.35%	48,885
2012	9.899724	10.153185	2.56%	58,066
2011	10.066997	9.899724	-1.66%	56,171
2010	9.751814	10.066997	3.23%	71,983
2009	8.776128	9.751814	11.12%	136,259
2008	10.339136	8.776128	-15.12%	255,918
2007	10.065578	10.339136	2.72%	258,063
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	22.708715	24.463118	7.73%	0
2015	23.268227	22.708715	-2.40%	0
2014	21.498966	23.268227	8.23%	0
2013	15.934428	21.498966	34.92%	994
2012	14.644211	15.934428	8.81%	1,346
2011	15.409556	14.644211	-4.97%	5,763
2010	12.792100	15.409556	20.46%	5,761
2009	9.926852	12.792100	28.86%	1,500
2008	16.719252	9.926852	-40.63%	1,526
2007	15.847072	16.719252	5.50%	243,885

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	28.741527	28.138290	-2.10%	0
2015	28.274821	28.741527	1.65%	0
2014	28.256219	28.274821	0.07%	0
2013	22.692867	28.256219	24.52%	0
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
2010	18.806055	21.335250	13.45%	0
2009	13.763518	18.806055	36.64%	0
2008	23.526051	13.763518	-41.50%	0
2007	22.620904	23.526051	4.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.516953	9.916521	4.20%	0
2015	9.954297	9.516953	-4.39%	0
2014	9.905471	9.954297	0.49%	0
2013	10.139690	9.905471	-2.31%	0
2012*	10.000000	10.139690	1.40%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.092687	8.673756	-4.61%	0
2015	8.994189	9.092687	1.10%	0
2014*	10.000000	8.994189	-10.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	22.509595	24.565657	9.13%	51
2015	22.265508	22.509595	1.10%	1,034
2014	20.569009	22.265508	8.25%	11,971
2013	15.960199	20.569009	28.88%	46,969
2012	13.959700	15.960199	14.33%	72,834
2011	14.281674	13.959700	-2.25%	97,828
2010	12.575351	14.281674	13.57%	120,101
2009	10.020365	12.575351	25.50%	204,004
2008	16.652019	10.020365	-39.82%	213,153
2007	16.307973	16.652019	2.11%	187,488
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	31.074615	35.855165	15.38%	0
2015	33.749328	31.074615	-7.93%	0
2014	30.827666	33.749328	9.48%	54
2013	22.357865	30.827666	37.88%	185
2012	19.379189	22.357865	15.37%	226
2011	20.246317	19.379189	-4.28%	262
2010	16.779833	20.246317	20.66%	260
2009	12.502392	16.779833	34.21%	270
2008	20.568311	12.502392	-39.22%	62,413
2007	21.275840	20.568311	-3.33%	38,672

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.105932	10.081144	10.71%	0
2015	10.226711	9.105932	-10.96%	0
2014	10.382876	10.226711	-1.50%	0
2013	10.577812	10.382876	-1.84%	0
2012*	10.000000	10.577812	5.78%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.675662	9.630977	11.01%	0
2015	9.062546	8.675662	-4.27%	0
2014	9.114752	9.062546	-0.57%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.438810	10.532998	0.90%	0
2015	11.469395	10.438810	-8.99%	0
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.962826	10.889914	-0.67%	14,960
2015	11.157555	10.962826	-1.75%	15,888
2014	11.294935	11.157555	-1.22%	26,249
2013	11.546390	11.294935	-2.18%	38,168
2012	11.136275	11.546390	3.68%	47,969
2011	11.243820	11.136275	-0.96%	53,008
2010	10.902078	11.243820	3.13%	64,300
2009*	10.000000	10.902078	9.02%	93,178
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.070171	0.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.318944	10.379677	0.59%	0
2015	10.488961	10.318944	-1.62%	0
2014	10.269571	10.488961	2.14%	496
2013	10.693354	10.269571	-3.96%	485
2012	9.960299	10.693354	7.36%	410
2011*	10.000000	9.960299	-0.40%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	17.711932	19.975643	12.78%	0
2015	19.534772	17.711932	-9.33%	0
2014	17.992194	19.534772	8.57%	0
2013	13.524605	17.992194	33.03%	0
2012	11.578406	13.524605	16.81%	0
2011	12.382977	11.578406	-6.50%	0
2010	11.041531	12.382977	12.15%	0
2009	8.674948	11.041531	27.28%	0
2008	14.432931	8.674948	-39.89%	0
2007	15.667777	14.432931	-7.88%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.310233	3.10%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.745650	16.017126	-4.35%	0
2015	17.054831	16.745650	-1.81%	0
2014	18.658719	17.054831	-8.60%	0
2013	14.858667	18.658719	25.57%	0
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
2008	21.066102	11.576553	-45.05%	0
2007	19.828334	21.066102	6.24%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.562098	26.756409	-12.45%	0
2015	27.713887	30.562098	10.28%	0
2014	21.539315	27.713887	28.67%	0
2013	14.595017	21.539315	47.58%	0
2012	11.363302	14.595017	28.44%	0
2011	10.498469	11.363302	8.24%	0
2010*	10.000000	10.498469	4.98%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.437103	7.661741	40.92%	0
2015	8.332372	5.437103	-34.75%	0
2014	10.505179	8.332372	-20.68%	0
2013	9.693042	10.505179	8.38%	0
2012*	10.000000	9.693042	-3.07%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.341347	7.511242	40.62%	0
2015	8.207733	5.341347	-34.92%	0
2014	10.379231	8.207733	-20.92%	0
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	18.402530	18.747588	1.88%	0
2015	19.371774	18.402530	-5.00%	0
2014	17.928420	19.371774	8.05%	0
2013	13.652672	17.928420	31.32%	0
2012	11.975345	13.652672	14.01%	0
2011	13.107980	11.975345	-8.64%	0
2010	11.899561	13.107980	10.16%	1,891
2009	9.551461	11.899561	24.58%	1,891
2008	15.678857	9.551461	-39.08%	1,891
2007	14.544835	15.678857	7.80%	1,891
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	16.607020	17.533179	5.58%	0
2015	16.728372	16.607020	-0.73%	0
2014	14.451359	16.728372	15.76%	0
2013	12.320144	14.451359	17.30%	0
2012	11.116725	12.320144	10.83%	0
2011	10.646831	11.116725	4.41%	0
2010	9.584665	10.646831	11.08%	0
2009	8.466755	9.584665	13.20%	0
2008	12.182089	8.466755	-30.50%	0
2007	11.548475	12.182089	5.49%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.082443	18.808354	-1.44%	0
2015	19.203870	19.082443	-0.63%	0
2014	18.857092	19.203870	1.84%	0
2013	13.748729	18.857092	37.16%	0
2012	11.647721	13.748729	18.04%	0
2011	12.575774	11.647721	-7.38%	0
2010*	10.000000	12.575774	25.76%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	21.264601	22.466353	5.65%	0
2015	22.331284	21.264601	-4.78%	0
2014	23.211348	22.331284	-3.79%	326
2013	15.757536	23.211348	47.30%	725
2012	14.898983	15.757536	5.76%	1,507
2011	15.926844	14.898983	-6.45%	1,311
2010	12.812951	15.926844	24.30%	1,173
2009	8.560950	12.812951	49.67%	518
2008	14.906247	8.560950	-42.57%	0
2007	13.359308	14.906247	11.58%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.950581	11.093419	1.30%	0
2015	11.321262	10.950581	-3.27%	0
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	22.773229	24.789826	8.86%	0
2015	22.911130	22.773229	-0.60%	0
2014	21.391357	22.911130	7.10%	0
2013	16.217588	21.391357	31.90%	0
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
2010	12.283222	13.578408	10.54%	0
2009	10.414647	12.283222	17.94%	0
2008	17.920145	10.414647	-41.88%	343
2007	17.440215	17.920145	2.75%	346
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	30.193849	36.928221	22.30%	0
2015	32.670414	30.193849	-7.58%	5
2014	30.599720	32.670414	6.77%	5
2013	22.685955	30.599720	34.88%	5
2012	19.540947	22.685955	16.09%	7
2011	21.820428	19.540947	-10.45%	3,276
2010	17.588597	21.820428	24.06%	3,834
2009	12.580856	17.588597	39.80%	925
2008	19.980747	12.580856	-37.04%	158
2007	20.083994	19.980747	-0.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.247367	12.529707	2.31%	2,367
2015	12.813619	12.247367	-4.42%	2,454
2014	12.657454	12.813619	1.23%	2,502
2013	14.112464	12.657454	-10.31%	4,832
2012	13.410674	14.112464	5.23%	4,321
2011	12.245336	13.410674	9.52%	21,269
2010	11.886696	12.245336	3.02%	28,465
2009	11.005130	11.886696	8.01%	7,256
2008	11.411009	11.005130	-3.56%	6,465
2007	10.635425	11.411009	7.29%	4,595

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	21.215282	23.536664	10.94%	0
2015	23.017611	21.215282	-7.83%	0
2014	20.908928	23.017611	10.09%	0
2013	15.747635	20.908928	32.78%	0
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
2010	12.481902	13.927941	11.59%	0
2009	10.814518	12.481902	15.42%	0
2008	16.907376	10.814518	-36.04%	0
2007	17.329481	16.907376	-2.44%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	21.350886	25.678797	20.27%	820
2015	22.136312	21.350886	-3.55%	959
2014	19.432451	22.136312	13.91%	1,031
2013	15.264684	19.432451	27.30%	1,382
2012	13.402114	15.264684	13.90%	1,641
2011	13.791333	13.402114	-2.82%	2,534
2010	11.828022	13.791333	16.60%	1,504
2009	9.298292	11.828022	27.21%	2,480
2008	12.568812	9.298292	-26.02%	2,302
2007	13.145612	12.568812	-4.39%	2,287
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.721023	11.057149	13.74%	0
2015*	10.000000	9.721023	-2.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.292562	14.540489	1.73%	0
2015	14.731757	14.292562	-2.98%	0
2014	14.747464	14.731757	-0.11%	0
2013	13.152347	14.747464	12.13%	0
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	0
2010	12.014804	12.923966	7.57%	0
2009*	10.000000	12.014804	20.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.748940	9.789438	0.42%	0
2015*	10.000000	9.748940	-2.51%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.553198	14.842606	28.47%	0
2015	12.603502	11.553198	-8.33%	0
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.353854	11.689956	12.90%	0
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	30.870456	38.038576	23.22%	787
2015	32.251852	30.870456	-4.28%	929
2014	31.306695	32.251852	3.02%	1,051
2013	22.702082	31.306695	37.90%	1,390
2012	20.015618	22.702082	13.42%	2,757
2011	20.308990	20.015618	-1.44%	4,447
2010	16.469490	20.308990	23.31%	5,578
2009	13.441686	16.469490	22.53%	1,358
2008	19.854246	13.441686	-32.30%	483
2007	20.395311	19.854246	-2.65%	84
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	23.099606	25.229041	9.22%	1,127
2015	23.368092	23.099606	-1.15%	1,263
2014	21.082293	23.368092	10.84%	1,347
2013	16.333683	21.082293	29.07%	1,558
2012	14.434186	16.333683	13.16%	2,056
2011	14.493289	14.434186	-0.41%	5,093
2010	12.911867	14.493289	12.25%	1,945
2009	10.452937	12.911867	23.52%	4,764
2008	17.017813	10.452937	-38.58%	5,439
2007	16.541374	17.017813	2.88%	5,734
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	20.109095	21.212475	5.49%	0
2015	21.091894	20.109095	-4.66%	0
2014	19.960095	21.091894	5.67%	0
2013	16.856739	19.960095	18.41%	235
2012	15.618215	16.856739	7.93%	254
2011	14.655453	15.618215	6.57%	1,359
2010	12.998709	14.655453	12.75%	2,838
2009	10.851741	12.998709	19.78%	1,057
2008	15.756723	10.851741	-31.13%	1,057
2007	15.048908	15.756723	4.70%	1,057
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	17.943753	20.538424	14.46%	0
2015	18.783773	17.943753	-4.47%	0
2014	18.917165	18.783773	-0.71%	0
2013	13.023261	18.917165	45.26%	0
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	0
2010	10.235941	13.122763	28.20%	0
2009	8.305143	10.235941	23.25%	0
2008	13.619162	8.305143	-39.02%	0
2007	15.665831	13.619162	-13.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.586053	10.235288	6.77%	0
2015	9.879704	9.586053	-2.97%	0
2014	10.023973	9.879704	-1.44%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	14.041878	13.145182	-6.39%	0
2015	15.313850	14.041878	-8.31%	0
2014	15.837147	15.313850	-3.30%	0
2013	13.917604	15.837147	13.79%	0
2012	12.908055	13.917604	7.82%	0
2011	13.938823	12.908055	-7.39%	0
2010	12.585925	13.938823	10.75%	0
2009	11.338646	12.585925	11.00%	0
2008	16.450925	11.338646	-31.08%	0
2007	15.312158	16.450925	7.44%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	12.720535	12.907117	1.47%	0
2015	13.037433	12.720535	-2.43%	0
2014	12.852027	13.037433	1.44%	0
2013	13.016625	12.852027	-1.26%	0
2012	12.136459	13.016625	7.25%	0
2011	12.141791	12.136459	-0.04%	407
2010	11.441913	12.141791	6.12%	430
2009	9.716829	11.441913	17.75%	2,514
2008	10.725195	9.716829	-9.40%	2,572
2007	10.410154	10.725195	3.03%	2,691
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.073210	14.513895	3.13%	0
2015	14.437002	14.073210	-2.52%	0
2014	14.136329	14.437002	2.13%	0
2013	12.743149	14.136329	10.93%	0
2012	11.653935	12.743149	9.35%	0
2011	11.942285	11.653935	-2.41%	0
2010	10.827476	11.942285	10.30%	94,629
2009	8.913255	10.827476	21.48%	100,938
2008	12.154417	8.913255	-26.67%	116,261
2007	11.440257	12.154417	6.24%	154,220
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.602141	15.141326	3.69%	1,479
2015	14.968878	14.602141	-2.45%	1,481
2014	14.603300	14.968878	2.50%	1,483
2013	12.886464	14.603300	13.32%	1,485
2012	11.629948	12.886464	10.80%	13,924
2011	12.015974	11.629948	-3.21%	74,725
2010	10.724355	12.015974	12.04%	89,894
2009	8.512922	10.724355	25.98%	86,385
2008	12.927048	8.512922	-34.15%	87,803
2007	11.996552	12.927048	7.76%	89,568

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.226975	15.874465	4.25%	4,349
2015	15.620484	15.226975	-2.52%	5,120
2014	15.217470	15.620484	2.65%	6,242
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
2011	11.898578	11.331155	-4.77%	1,615
2010	10.476459	11.898578	13.57%	1,622
2009	8.149378	10.476459	28.56%	6,285
2008	13.450189	8.149378	-39.41%	6,299
2007	12.356992	13.450189	8.85%	6,309
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.386296	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.641213	16.540153	30.84%	0
2015	16.277112	12.641213	-22.34%	0
2014	19.040356	16.277112	-14.51%	0
2013	15.650026	19.040356	21.66%	0
2012	15.248274	15.650026	2.63%	0
2011	16.412262	15.248274	-7.09%	0
2010	14.054514	16.412262	16.78%	0
2009	9.718154	14.054514	44.62%	0
2008	21.750264	9.718154	-55.32%	0
2007	15.240404	21.750264	42.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	20.396102	23.529291	15.36%	1,803
2015	21.733564	20.396102	-6.15%	2,021
2014	20.443580	21.733564	6.31%	2,009
2013	16.319340	20.443580	25.27%	2,253
2012	14.226743	16.319340	14.71%	2,752
2011	14.422051	14.226743	-1.35%	14,764
2010	12.805864	14.422051	12.62%	20,546
2009	10.060711	12.805864	27.29%	10,040
2008	17.952378	10.060711	-43.96%	10,418
2007	18.090595	17.952378	-0.76%	7,167
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.209326	12.09%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	24.495145	24.138587	-1.46%	166
2015	23.380750	24.495145	4.77%	168
2014	21.491087	23.380750	8.79%	176
2013	16.124534	21.491087	33.28%	333
2012	14.382815	16.124534	12.11%	375
2011	14.680492	14.382815	-2.03%	6,561
2010	12.093964	14.680492	21.39%	7,818
2009	9.643854	12.093964	25.41%	3,537
2008	18.676923	9.643854	-48.36%	6,898
2007	15.048226	18.676923	24.11%	7,796
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.872430	13.180598	2.39%	14,266
2015	13.247709	12.872430	-2.83%	15,895
2014	12.799039	13.247709	3.51%	17,891
2013	13.336017	12.799039	-4.03%	23,633
2012	12.886699	13.336017	3.49%	29,546
2011	12.284691	12.886699	4.90%	268,830
2010	11.655600	12.284691	5.40%	704,041
2009	10.300077	11.655600	13.16%	1,036,660
2008	10.887139	10.300077	-5.39%	1,013,099
2007	10.674560	10.887139	1.99%	1,271,563
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	33.550316	36.801640	9.69%	653
2015	34.801933	33.550316	-3.60%	706
2014	33.492090	34.801933	3.91%	762
2013	25.152950	33.492090	33.15%	820
2012	22.404753	25.152950	12.27%	840
2011	25.644353	22.404753	-12.63%	6,110
2010	20.352237	25.644353	26.00%	8,994
2009	14.860226	20.352237	36.96%	10,922
2008	25.108879	14.860226	-40.82%	12,129
2007	22.216447	25.108879	13.02%	11,433
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	20.997299	19.494328	-7.16%	462
2015	20.742119	20.997299	1.23%	474
2014	23.080486	20.742119	-10.13%	0
2013	18.093151	23.080486	27.56%	0
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	0
2010	17.122640	18.933315	10.57%	0
2009	13.842568	17.122640	23.70%	0
2008	25.206389	13.842568	-45.08%	0
2007	21.975993	25.206389	14.70%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	27.820724	29.793888	7.09%	0
2015	29.324137	27.820724	-5.13%	0
2014	28.092908	29.324137	4.38%	0
2013	22.019527	28.092908	27.58%	0
2012	17.683812	22.019527	24.52%	0
2011	19.836895	17.683812	-10.85%	34
2010	16.021586	19.836895	23.81%	34
2009	10.403005	16.021586	54.01%	34
2008	21.792351	10.403005	-52.26%	34
2007	21.091888	21.792351	3.32%	34
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.099003	12.311382	10.92%	0
2015	12.075865	11.099003	-8.09%	0
2014	11.981099	12.075865	0.79%	0
2013	9.877544	11.981099	21.30%	0
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
2008*	10.000000	6.566886	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.146530	14.691182	11.75%	0
2015	14.433032	13.146530	-8.91%	0
2014	14.077774	14.433032	2.52%	0
2013	12.607377	14.077774	11.66%	0
2012	11.420312	12.607377	10.39%	0
2011	11.381495	11.420312	0.34%	248
2010	10.307392	11.381495	10.42%	1,792
2009	7.756633	10.307392	32.88%	2,150
2008	11.252036	7.756633	-31.06%	2,152
2007	11.067139	11.252036	1.67%	2,255
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	22.413766	25.490748	13.73%	0
2015	23.737143	22.413766	-5.58%	0
2014	22.278240	23.737143	6.55%	0
2013	17.528600	22.278240	27.10%	45
2012	15.976137	17.528600	9.72%	619
2011	15.378887	15.976137	3.88%	5,157
2010	13.007255	15.378887	18.23%	10,482
2009	11.310939	13.007255	15.00%	17,162
2008	15.832786	11.310939	-28.56%	20,647
2007	16.603985	15.832786	-4.64%	20,874

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	27.736252	35.389190	27.59%	1,843
2015	30.559886	27.736252	-9.24%	2,226
2014	31.006643	30.559886	-1.44%	2,458
2013	23.223340	31.006643	33.52%	3,230
2012	20.017536	23.223340	16.01%	5,719
2011	21.223345	20.017536	-5.68%	54,604
2010	16.889459	21.223345	25.66%	132,784
2009	13.343704	16.889459	26.57%	201,523
2008	20.328398	13.343704	-34.36%	1,849
2007	21.251414	20.328398	-4.34%	1,320
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.328975	8.435665	15.10%	0
2015	9.302213	7.328975	-21.21%	0
2014*	10.000000	9.302213	-6.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	18.827701	19.776154	5.04%	0
2015	20.546087	18.827701	-8.36%	0
2014	23.591756	20.546087	-12.91%	0
2013	19.576195	23.591756	20.51%	0
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	0
2010	18.158811	19.291957	6.24%	0
2009	13.520894	18.158811	34.30%	0
2008	23.141396	13.520894	-41.57%	0
2007	20.454471	23.141396	13.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.085217	9.165653	0.89%	0
2015	9.687708	9.085217	-6.22%	0
2014	9.707479	9.687708	-0.20%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.095561	9.846341	-2.47%	0
2015	10.114593	10.095561	-0.19%	0
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.311170	14.308613	-0.02%	0
2015	13.941028	14.311170	2.66%	0
2014	13.151264	13.941028	6.01%	0
2013	9.599394	13.151264	37.00%	0
2012*	10.000000	9.599394	-4.01%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	0
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.561506	13.367066	-1.43%	299
2015	13.695620	13.561506	-0.98%	294
2014	12.976990	13.695620	5.54%	313
2013	9.693522	12.976990	33.87%	316
2012*	10.000000	9.693522	-3.06%	343
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.655295	13.039207	-4.51%	0
2015	15.202990	13.655295	-10.18%	0
2014	16.375548	15.202990	-7.16%	0
2013	13.353591	16.375548	22.63%	0
2012	11.434104	13.353591	16.79%	0
2011	12.573051	11.434104	-9.06%	0
2010	11.805310	12.573051	6.50%	0
2009*	10.000000	11.805310	18.05%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.665878	12.145221	13.87%	0
2015	11.640813	10.665878	-8.38%	0
2014	11.656352	11.640813	-0.13%	0
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.454962	12.953034	4.00%	0
2015	13.488862	12.454962	-7.66%	0
2014	12.760017	13.488862	5.71%	0
2013	10.020404	12.760017	27.34%	0
2012*	10.000000	10.020404	0.20%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	21.809784	22.298951	2.24%	0
2015	22.163913	21.809784	-1.60%	0
2014	20.894818	22.163913	6.07%	0
2013	17.796857	20.894818	17.41%	0
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	0
2010	15.219304	16.126109	5.96%	219
2009	12.366211	15.219304	23.07%	291
2008	15.033046	12.366211	-17.74%	304
2007	13.910453	15.033046	8.07%	559
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	30.574576	30.546790	-0.09%	142
2015	27.871410	30.574576	9.70%	152
2014	26.219945	27.871410	6.30%	182
2013	20.441302	26.219945	28.27%	198
2012	16.841270	20.441302	21.38%	0
2011	18.466169	16.841270	-8.80%	353
2010	17.696209	18.466169	4.35%	1,283
2009	12.366694	17.696209	43.10%	2,755
2008	22.660553	12.366694	-45.43%	2,917
2007	16.924911	22.660553	33.89%	3,057
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.453724	16.127631	11.58%	0
2015	14.093946	14.453724	2.55%	0
2014	13.152135	14.093946	7.16%	0
2013	9.912337	13.152135	32.68%	0
2012*	10.000000	9.912337	-0.88%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	24.808265	22.682524	-8.57%	0
2015	27.758883	24.808265	-10.63%	0
2014	32.225426	27.758883	-13.86%	0
2013	28.773624	32.225426	12.00%	0
2012	25.942858	28.773624	10.91%	0
2011	39.123862	25.942858	-33.69%	0
2010	31.932648	39.123862	22.52%	0
2009	18.196107	31.932648	75.49%	0
2008	38.869952	18.196107	-53.19%	0
2007	30.985466	38.869952	25.45%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.172301	8.489993	18.37%	0
2015	9.154931	7.172301	-21.66%	0
2014	9.796088	9.154931	-6.55%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.927480	-0.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.247576	13.059430	6.63%	0
2015	12.771610	12.247576	-4.10%	0
2014	14.088176	12.771610	-9.35%	0
2013	10.179611	14.088176	38.40%	0
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	25.394899	28.317038	11.51%	5,693
2015	26.157500	25.394899	-2.92%	6,554
2014	24.220258	26.157500	8.00%	7,263
2013	18.226412	24.220258	32.89%	10,179
2012	16.050085	18.226412	13.56%	17,715
2011	16.453716	16.050085	-2.45%	174,730
2010	15.096050	16.453716	8.99%	404,729
2009	12.579805	15.096050	20.00%	458,928
2008	19.086329	12.579805	-34.09%	5,428
2007	18.103254	19.086329	5.43%	5,813
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.113680	15.381252	1.77%	0
2015	14.505331	15.113680	4.19%	0
2014	14.635577	14.505331	-0.89%	0
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	1,022
2010*	10.000000	10.699132	6.99%	2,857
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.686323	10.047705	3.73%	0
2015*	10.000000	9.686323	-3.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.908896	12.355315	3.75%	0
2015	12.253926	11.908896	-2.82%	0
2014	11.624547	12.253926	5.41%	0
2013	11.931003	11.624547	-2.57%	0
2012	11.150052	11.931003	7.00%	0
2011	10.793736	11.150052	3.30%	327
2010	10.307072	10.793736	4.72%	886
2009	9.615416	10.307072	7.19%	1,555
2008	10.957326	9.615416	-12.25%	781,203
2007	10.627583	10.957326	3.10%	910,642

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	20.289521	21.988829	8.38%	0
2015	20.949877	20.289521	-3.15%	0
2014	20.776917	20.949877	0.83%	0
2013	23.235634	20.776917	-10.58%	0
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
2010	17.854970	19.202574	7.55%	0
2009	14.002597	17.854970	27.51%	0
2008	16.805998	14.002597	-16.68%	0
2007	16.120023	16.805998	4.26%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.186750	9.224384	12.67%	0
2015*	10.000000	8.186750	-18.13%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.853992	16.159674	8.79%	238
2015	16.327400	14.853992	-9.02%	229
2014	17.011796	16.327400	-4.02%	230
2013	13.158540	17.011796	29.28%	214
2012	10.950060	13.158540	20.17%	230
2011	11.275788	10.950060	-2.89%	251
2010*	10.000000	11.275788	12.76%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.286872	23.900966	17.81%	137
2015	21.663188	20.286872	-6.35%	157
2014	19.571224	21.663188	10.69%	158
2013	15.166777	19.571224	29.04%	230
2012	13.523452	15.166777	12.15%	315
2011	13.732077	13.523452	-1.52%	9,634
2010	12.383510	13.732077	10.89%	19,308
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.660106	14.592513	6.83%	51,553
2015	13.803048	13.660106	-1.04%	55,749
2014	13.415262	13.803048	2.89%	55,708
2013	11.103511	13.415262	20.82%	65,139
2012	9.791710	11.103511	13.40%	83,872
2011	9.899139	9.791710	-1.09%	184,865
2010	9.017389	9.899139	9.78%	242,300
2009	7.455703	9.017389	20.95%	254,983
2008	10.833923	7.455703	-31.18%	244,376
2007	10.416519	10.833923	4.01%	212,204

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.830583	10.895891	0.60%	66,729
2015	11.077207	10.830583	-2.23%	70,206
2014	10.767219	11.077207	2.88%	67,610
2013	11.277224	10.767219	-4.52%	77,389
2012	10.963430	11.277224	2.86%	79,130
2011	10.580908	10.963430	3.62%	166,298
2010	10.186610	10.580908	3.87%	136,345
2009	9.268369	10.186610	9.91%	118,252
2008	10.493465	9.268369	-11.67%	121,684
2007	10.398680	10.493465	0.91%	101,338
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.243379	14.967326	-1.81%	88
2015	14.599258	15.243379	4.41%	102
2014	14.628691	14.599258	-0.20%	106
2013	11.603661	14.628691	26.07%	110
2012	9.698831	11.603661	19.64%	133
2011	10.912299	9.698831	-11.12%	1,698
2010	10.004291	10.912299	9.08%	6,037
2009	7.209163	10.004291	38.77%	3,731
2008	11.988593	7.209163	-39.87%	4,207
2007	10.697846	11.988593	12.07%	1,794
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.560960	15.564017	6.89%	2,146
2015	13.960842	14.560960	4.30%	2,407
2014	13.182359	13.960842	5.91%	2,639
2013	10.378207	13.182359	27.02%	2,870
2012	9.020713	10.378207	15.05%	3,284
2011	9.657187	9.020713	-6.59%	13,405
2010	8.337279	9.657187	15.83%	21,791
2009	6.130054	8.337279	36.01%	10,095
2008	11.213159	6.130054	-45.33%	21,411
2007	10.226475	11.213159	9.65%	14,923
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.646627	13.768617	8.87%	57,409
2015	12.766017	12.646627	-0.94%	62,045
2014	11.817868	12.766017	8.02%	63,384
2013	9.069012	11.817868	30.31%	78,503
2012	7.905590	9.069012	14.72%	100,568
2011	8.251065	7.905590	-4.19%	222,655
2010	7.586684	8.251065	8.76%	174,053
2009	5.923551	7.586684	28.08%	143,622
2008	9.759595	5.923551	-39.31%	130,083
2007*	10.000000	9.759595	-2.40%	86,860

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	21.516811	24.793514	15.23%	923
2015	23.486289	21.516811	-8.39%	1,071
2014	22.001672	23.486289	6.75%	1,169
2013	16.593071	22.001672	32.60%	2,296
2012	14.328796	16.593071	15.80%	6,831
2011	15.003144	14.328796	-4.49%	32,363
2010	13.260872	15.003144	13.14%	89,661
2009	10.549343	13.260872	25.70%	25,550
2008	17.147089	10.549343	-38.48%	120,469
2007	17.967360	17.147089	-4.57%	452,747
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.247958	9.333117	0.92%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.825267	11.817489	9.17%	0
2015	11.406551	10.825267	-5.10%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.662448	11.366144	6.60%	0
2015	11.075169	10.662448	-3.73%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	18.133402	20.287606	11.88%	0
2015	18.998896	18.133402	-4.56%	0
2014	18.904494	18.998896	0.50%	0
2013	18.016127	18.904494	4.93%	0
2012	16.048532	18.016127	12.26%	0
2011	15.773083	16.048532	1.75%	0
2010	14.223803	15.773083	10.89%	0
2009	9.941084	14.223803	43.08%	0
2008	14.086994	9.941084	-29.43%	0
2007	13.939108	14.086994	1.06%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	0
2009	5.085011	7.622653	49.90%	0
2008*	10.000000	5.085011	-49.15%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.096301	15.211716	7.91%	8,754
2015	14.444423	14.096301	-2.41%	9,985
2014	13.337464	14.444423	8.30%	11,103
2013	9.822647	13.337464	35.78%	16,090
2012	8.999172	9.822647	9.15%	30,326
2011	9.492455	8.999172	-5.20%	254,823
2010	7.839014	9.492455	21.09%	624,308
2009	6.093540	7.839014	28.64%	1,023,809
2008*	10.000000	6.093540	-39.06%	1,194,345
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.791701	12.523060	6.20%	0
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.734820	12.203261	3.99%	21,318
2015	12.102530	11.734820	-3.04%	34,809
2014	11.840679	12.102530	2.21%	43,351
2013	10.537733	11.840679	12.36%	100,064
2012	9.682343	10.537733	8.83%	97,373
2011	10.014215	9.682343	-3.31%	268,791
2010	9.255380	10.014215	8.20%	259,201
2009	7.881950	9.255380	17.43%	23,476
2008*	10.000000	7.881950	-21.18%	3,492
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	0
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0
2009	7.163165	8.716193	21.68%	0
2008*	10.000000	7.163165	-28.37%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.099563	11.379985	2.53%	40,057
2015	11.409824	11.099563	-2.72%	47,246
2014	11.266760	11.409824	1.27%	49,617
2013	10.956237	11.266760	2.83%	60,674
2012	10.400470	10.956237	5.34%	105,355
2011	10.464567	10.400470	-0.61%	63,951
2010	9.998153	10.464567	4.67%	33,815
2009	9.026837	9.998153	10.76%	9,573
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.127293	10.476817	3.45%	0
2015	10.797643	10.127293	-6.21%	0
2014	10.774489	10.797643	0.21%	0
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.070135	10.482403	4.09%	0
2015	10.802486	10.070135	-6.78%	0
2014	10.912370	10.802486	-1.01%	0
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.858311	12.405009	4.61%	119,047
2015	12.230698	11.858311	-3.04%	156,283
2014	11.934880	12.230698	2.48%	166,993
2013	10.337789	11.934880	15.45%	157,243
2012	9.387965	10.337789	10.12%	205,912
2011	9.807936	9.387965	-4.28%	331,343
2010	8.986208	9.807936	9.14%	1,360,169
2009	7.519299	8.986208	19.51%	27,763
2008*	10.000000	7.519299	-24.81%	10,529
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.840327	12.485081	5.45%	14,831
2015	12.266942	11.840327	-3.48%	15,167
2014	11.971203	12.266942	2.47%	15,486
2013	9.829209	11.971203	21.79%	15,819
2012	8.753487	9.829209	12.29%	63,321
2011	9.369473	8.753487	-6.57%	65,422
2010	8.437446	9.369473	11.05%	75,924
2009	6.801819	8.437446	24.05%	0
2008*	10.000000	6.801819	-31.98%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.566698	12.015919	3.88%	8,993
2015	11.929841	11.566698	-3.04%	9,726
2014	11.695859	11.929841	2.00%	10,447
2013	10.728763	11.695859	9.01%	21,328
2012	9.948976	10.728763	7.84%	29,321
2011	10.179093	9.948976	-2.26%	40,276
2010	9.526187	10.179093	6.85%	42,174
2009	8.260152	9.526187	15.33%	0
2008*	10.000000	8.260152	-17.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.427752	11.760398	2.91%	10,419
2015	11.764565	11.427752	-2.86%	11,396
2014	11.468059	11.764565	2.59%	12,556
2013	11.956622	11.468059	-4.09%	15,633
2012	11.351786	11.956622	5.33%	15,859
2011	10.902664	11.351786	4.12%	209,614
2010	10.418934	10.902664	4.64%	528,717
2009	9.790412	10.418934	6.42%	767,742
2008*	10.000000	9.790412	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	252
2010	11.178289	11.843644	5.95%	265
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	23.497688	24.751302	5.34%	0
2015	28.624140	23.497688	-17.91%	0
2014	30.983954	28.624140	-7.62%	0
2013	31.481297	30.983954	-1.58%	0
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
2010	31.866684	36.199448	13.60%	0
2009	19.938150	31.866684	59.83%	0
2008	48.362585	19.938150	-58.77%	0
2007	33.992546	48.362585	42.27%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.922468	11.771327	-1.27%	12,264
2015	12.179045	11.922468	-2.11%	13,434
2014	11.884578	12.179045	2.48%	15,123
2013	12.639749	11.884578	-5.97%	19,561
2012	12.515767	12.639749	0.99%	25,870
2011	11.906618	12.515767	5.12%	221,348
2010	11.595134	11.906618	2.69%	540,486
2009	11.521982	11.595134	0.63%	909,375
2008	10.914519	11.521982	5.57%	1,093,111
2007	10.394371	10.914519	5.00%	1,220,294
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.965995	8.787830	-1.99%	9,367
2015	9.148971	8.965995	-2.00%	9,726
2014	9.335684	9.148971	-2.00%	10,189
2013	9.526205	9.335684	-2.00%	13,815
2012	9.721147	9.526205	-2.01%	12,249
2011	9.918980	9.721147	-1.99%	103,626
2010	10.121394	9.918980	-2.00%	129,956
2009	10.323619	10.121394	-1.96%	146,286
2008	10.322317	10.323619	0.01%	116,749
2007	10.052363	10.322317	2.69%	377,679
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.083699	7.972666	-1.37%	500
2015	8.523224	8.083699	-5.16%	485
2014	8.760237	8.523224	-2.71%	461
2013	7.603572	8.760237	15.21%	456
2012	6.733779	7.603572	12.92%	446
2011	7.634417	6.733779	-11.80%	960
2010	6.893687	7.634417	10.75%	485
2009	5.434017	6.893687	26.86%	545
2008*	10.000000	5.434017	-45.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.942214	8.809699	-1.48%	1,311
2015	9.253278	8.942214	-3.36%	1,354
2014	10.064952	9.253278	-8.06%	1,330
2013	8.487033	10.064952	18.59%	1,342
2012	7.326348	8.487033	15.84%	1,552
2011	8.577857	7.326348	-14.59%	1,642
2010	8.149818	8.577857	5.25%	2,217
2009	6.466209	8.149818	26.04%	2,128
2008	11.594614	6.466209	-44.23%	556
2007	10.816951	11.594614	7.19%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	22.182352	23.798245	7.28%	12,501
2015	22.863296	22.182352	-2.98%	20,525
2014	22.222051	22.863296	2.89%	46,046
2013	17.819897	22.222051	24.70%	54,356
2012	15.689283	17.819897	13.58%	71,664
2011	16.663996	15.689283	-5.85%	144,132
2010	14.833793	16.663996	12.34%	183,111
2009	11.899267	14.833793	24.66%	476,320
2008	19.226118	11.899267	-38.11%	544,835
2007	18.517327	19.226118	3.83%	601,177
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.599376	15.209990	4.18%	75,509
2015	14.923255	14.599376	-2.17%	82,738
2014	14.560189	14.923255	2.49%	116,903
2013	13.098884	14.560189	11.16%	126,165
2012	12.219870	13.098884	7.19%	140,524
2011	12.359361	12.219870	-1.13%	202,738
2010	11.484351	12.359361	7.62%	161,270
2009*	10.000000	11.484351	14.84%	13,965
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.617463	17.546474	5.59%	0
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.032072	13.316716	2.18%	16,439
2015	13.262927	13.032072	-1.74%	25,825
2014	13.026816	13.262927	1.81%	27,604
2013	12.679994	13.026816	2.74%	46,385
2012	12.302669	12.679994	3.07%	52,439
2011	12.195709	12.302669	0.88%	47,451
2010	11.752039	12.195709	3.78%	85,770
2009	10.993182	11.752039	6.90%	179,259
2008	11.936474	10.993182	-7.90%	180,929
2007	11.559372	11.936474	3.26%	183,927
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.101704	10.465318	3.60%	0
2015	10.653171	10.101704	-5.18%	0
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.039139	10.522793	4.82%	0
2015	10.665877	10.039139	-5.88%	0
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	17.827801	18.720277	5.01%	248,936
2015	18.252744	17.827801	-2.33%	284,363
2014	17.707774	18.252744	3.08%	310,944
2013	15.492993	17.707774	14.30%	361,727
2012	14.267335	15.492993	8.59%	467,080
2011	14.563770	14.267335	-2.04%	1,793,727
2010	13.398560	14.563770	8.70%	8,524,467
2009	11.476005	13.398560	16.75%	10,677,953
2008	15.247123	11.476005	-24.73%	11,347,703
2007	14.726538	15.247123	3.54%	11,983,160
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	20.365820	21.652521	6.32%	23,719
2015	20.934264	20.365820	-2.72%	24,713
2014	20.352612	20.934264	2.86%	34,583
2013	16.970293	20.352612	19.93%	144,300
2012	15.222735	16.970293	11.48%	241,000
2011	15.870272	15.222735	-4.08%	341,959
2010	14.351968	15.870272	10.58%	585,294
2009	11.773104	14.351968	21.90%	947,868
2008	17.510466	11.773104	-32.77%	1,154,458
2007	16.834397	17.510466	4.02%	1,287,128
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.506993	16.064433	3.59%	56,112
2015	15.828312	15.506993	-2.03%	66,221
2014	15.420492	15.828312	2.64%	83,558
2013	14.240613	15.420492	8.29%	72,397
2012	13.450525	14.240613	5.87%	139,483
2011	13.447050	13.450525	0.03%	968,717
2010	12.644506	13.447050	6.35%	1,342,873
2009	11.262556	12.644506	12.27%	1,588,408
2008	13.527627	11.262556	-16.74%	1,657,961
2007	13.041070	13.527627	3.73%	1,645,888
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.144288	22.424098	1.26%	1,119
2015	21.556640	22.144288	2.73%	0
2014	20.261702	21.556640	6.39%	437
2013	15.170352	20.261702	33.56%	498
2012	13.072444	15.170352	16.05%	3,253
2011	13.680001	13.072444	-4.44%	20,890
2010	12.863456	13.680001	6.35%	32,622
2009*	10.000000	12.863456	28.63%	467

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.495334	10.101386	6.38%	0
2015	9.911861	9.495334	-4.20%	0
2014*	10.000000	9.911861	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.919284	10.697973	7.85%	0
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	30.575273	36.045369	17.89%	0
2015	32.010520	30.575273	-4.48%	0
2014	29.851666	32.010520	7.23%	320
2013	22.894411	29.851666	30.39%	320
2012	19.887711	22.894411	15.12%	320
2011	20.822591	19.887711	-4.49%	1,805
2010	16.835846	20.822591	23.68%	3,144
2009	12.562143	16.835846	34.02%	4,926
2008	20.175812	12.562143	-37.74%	4,629
2007	19.142699	20.175812	5.40%	4,022
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.698399	14.586039	6.48%	466
2015	14.394015	13.698399	-4.83%	489
2014	14.138664	14.394015	1.81%	496
2013	14.591290	14.138664	-3.10%	506
2012	13.264856	14.591290	10.00%	143
2011	12.823431	13.264856	3.44%	10,504
2010	11.832311	12.823431	8.38%	10,666
2009	9.707104	11.832311	21.89%	6,419
2008	11.976073	9.707104	-18.95%	7,722
2007	11.681535	11.976073	2.52%	9,024
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.065558	9.620947	-4.42%	8,842
2015	10.338679	10.065558	-2.64%	9,886
2014	10.694285	10.338679	-3.33%	10,760
2013	9.012807	10.694285	18.66%	16,421
2012	7.961507	9.012807	13.20%	35,300
2011	8.988754	7.961507	-11.43%	217,687
2010	8.059411	8.988754	11.53%	485,716
2009	6.042180	8.059411	33.39%	844,881
2008*	10.000000	6.042180	-39.58%	787,089

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.488072	13.877522	2.89%	1,380
2015	14.540720	13.488072	-7.24%	1,360
2014	16.427257	14.540720	-11.48%	1,261
2013	13.847529	16.427257	18.63%	0
2012	12.072613	13.847529	14.70%	0
2011	14.737712	12.072613	-18.08%	0
2010	14.201140	14.737712	3.78%	0
2009	11.189232	14.201140	26.92%	0
2008	21.333940	11.189232	-47.55%	0
2007	21.197648	21.333940	0.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.949614	13.943453	-0.04%	4,909
2015	13.802351	13.949614	1.07%	5,718
2014	12.786410	13.802351	7.95%	6,627
2013	9.706761	12.786410	31.73%	9,513
2012	8.528738	9.706761	13.81%	13,202
2011	8.993135	8.528738	-5.16%	111,460
2010	7.954801	8.993135	13.05%	261,396
2009	6.275218	7.954801	26.77%	481,036
2008*	10.000000	6.275218	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.398508	14.100960	13.73%	104
2015	13.101821	12.398508	-5.37%	114
2014	12.127009	13.101821	8.04%	110
2013	9.164345	12.127009	32.33%	123
2012	7.952786	9.164345	15.23%	579
2011	8.641256	7.952786	-7.97%	748
2010	7.820676	8.641256	10.49%	1,515
2009	6.263383	7.820676	24.86%	1,612
2008*	10.000000	6.263383	-37.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.505177	14.037310	3.94%	4,400
2015	13.828628	13.505177	-2.34%	4,874
2014	13.604811	13.828628	1.65%	5,735
2013	10.015678	13.604811	35.84%	7,995
2012	8.915007	10.015678	12.35%	16,649
2011	9.520352	8.915007	-6.36%	125,018
2010	7.681338	9.520352	23.94%	317,124
2009	6.185976	7.681338	24.17%	411,710
2008*	10.000000	6.185976	-38.14%	377,394

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.830408	18.244330	15.25%	4,492
2015	16.633495	15.830408	-4.83%	5,235
2014	14.504287	16.633495	14.68%	5,867
2013	10.908304	14.504287	32.97%	8,950
2012	9.567551	10.908304	14.01%	18,997
2011	9.994435	9.567551	-4.27%	135,800
2010	8.524647	9.994435	17.24%	279,742
2009	6.667167	8.524647	27.86%	376,847
2008*	10.000000	6.667167	-33.33%	605,783
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	20.915136	22.149742	5.90%	0
2015	21.229578	20.915136	-1.48%	0
2014	21.126635	21.229578	0.49%	0
2013	14.975638	21.126635	41.07%	0
2012	13.512761	14.975638	10.83%	0
2011	13.907761	13.512761	-2.84%	0
2010	11.343579	13.907761	22.60%	0
2009	9.100871	11.343579	24.64%	0
2008	17.370806	9.100871	-47.61%	0
2007	16.189221	17.370806	7.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	29.324303	36.100895	23.11%	0
2015	31.931117	29.324303	-8.16%	0
2014	30.518150	31.931117	4.63%	0
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	0
2010	16.425105	20.358457	23.95%	0
2009	13.316646	16.425105	23.34%	0
2008	20.072381	13.316646	-33.66%	0
2007	22.080654	20.072381	-9.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	27.057762	32.496337	20.10%	0
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
2011	19.890197	18.361916	-7.68%	40
2010	16.239254	19.890197	22.48%	687
2009	12.326649	16.239254	31.74%	716
2008	20.404982	12.326649	-39.59%	85,007
2007	20.436580	20.404982	-0.15%	82,151

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	20.563230	22.401798	8.94%	5,434
2015	20.844943	20.563230	-1.35%	6,242
2014	19.022554	20.844943	9.58%	6,977
2013	14.841038	19.022554	28.18%	10,737
2012	13.302572	14.841038	11.57%	19,646
2011	13.522357	13.302572	-1.63%	159,424
2010	12.186641	13.522357	10.96%	409,599
2009	9.904190	12.186641	23.05%	601,393
2008	17.309446	9.904190	-42.78%	734,525
2007	16.372298	17.309446	5.72%	678,459
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.495876	13.125661	5.04%	0
2015	13.515974	12.495876	-7.55%	0
2014	10.723935	13.515974	26.04%	0
2013	10.655105	10.723935	0.65%	0
2012	9.407227	10.655105	13.27%	0
2011	9.043639	9.407227	4.02%	0
2010	7.108237	9.043639	27.23%	0
2009	5.557552	7.108237	27.90%	0
2008*	10.000000	5.557552	-44.42%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.763859	13.934874	9.17%	0
2015	12.902687	12.763859	-1.08%	0
2014	11.643359	12.902687	10.82%	0
2013*	10.000000	11.643359	16.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.822736	9.866683	0.45%	689
2015	10.057519	9.822736	-2.33%	680
2014	10.212335	10.057519	-1.52%	683
2013	10.409778	10.212335	-1.90%	675
2012	10.261206	10.409778	1.45%	656
2011	10.335882	10.261206	-0.72%	1,232
2010	10.297627	10.335882	0.37%	5,758
2009	9.810294	10.297627	4.97%	6,130
2008*	10.000000	9.810294	-1.90%	1,330
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.948255	14.153951	18.46%	0
2015	12.817895	11.948255	-6.78%	0
2014	12.510103	12.817895	2.46%	0
2013*	10.000000	12.510103	25.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.446598	13.325336	-0.90%	9,090
2015	14.278380	13.446598	-5.83%	9,696
2014	15.862133	14.278380	-9.98%	10,161
2013	13.477526	15.862133	17.69%	14,173
2012	11.502750	13.477526	17.17%	27,184
2011	13.402685	11.502750	-14.18%	168,726
2010	12.859919	13.402685	4.22%	357,165
2009*	10.000000	12.859919	28.60%	568,137
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.753144	12.271810	-3.77%	0
2015	12.817581	12.753144	-0.50%	0
2014	13.521925	12.817581	-5.21%	0
2013	11.709509	13.521925	15.48%	0
2012	10.085278	11.709509	16.10%	0
2011	11.738379	10.085278	-14.08%	0
2010	9.816558	11.738379	19.58%	0
2009	7.446883	9.816558	31.82%	0
2008	14.187486	7.446883	-47.51%	353
2007	14.027901	14.187486	1.14%	510,210
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	27.817429	28.397173	2.08%	0
2015	28.105584	27.817429	-1.03%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.642762	9.565649	-0.80%	11,092
2015	9.821506	9.642762	-1.82%	11,667
2014	9.961196	9.821506	-1.40%	12,822
2013	10.102178	9.961196	-1.40%	14,093
2012	9.855025	10.102178	2.51%	14,704
2011	10.026637	9.855025	-1.71%	205,152
2010	9.717674	10.026637	3.18%	520,898
2009	8.749863	9.717674	11.06%	758,456
2008	10.313447	8.749863	-15.16%	1,243,578
2007	10.045719	10.313447	2.67%	1,379,539
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	22.562414	24.293156	7.67%	0
2015	23.130116	22.562414	-2.45%	2,630
2014	21.382253	23.130116	8.17%	2,630
2013	15.856000	21.382253	34.85%	2,630
2012	14.579585	15.856000	8.75%	2,630
2011	15.349366	14.579585	-5.02%	4,318
2010	12.748631	15.349366	20.40%	4,318
2009	9.898182	12.748631	28.80%	4,318
2008	16.679488	9.898182	-40.66%	4,318
2007	15.817494	16.679488	5.45%	831,336

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	28.553403	27.939897	-2.15%	0
2015	28.104084	28.553403	1.60%	0
2014	28.099930	28.104084	0.01%	0
2013	22.578856	28.099930	24.45%	0
2012	19.049612	22.578856	18.53%	0
2011	21.249728	19.049612	-10.35%	0
2010	18.740224	21.249728	13.39%	0
2009	13.722341	18.740224	36.57%	0
2008	23.467650	13.722341	-41.53%	0
2007	22.576320	23.467650	3.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.501524	9.895412	4.15%	0
2015	9.943225	9.501524	-4.44%	0
2014	9.899508	9.943225	0.44%	0
2013	10.138757	9.899508	-2.36%	0
2012*	10.000000	10.138757	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.084958	8.661969	-4.66%	0
2015	8.991116	9.084958	1.04%	0
2014*	10.000000	8.991116	-10.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	22.362245	24.392445	9.08%	5,907
2015	22.131050	22.362245	1.04%	6,788
2014	20.455224	22.131050	8.19%	7,619
2013	15.879991	20.455224	28.81%	11,478
2012	13.896643	15.879991	14.27%	20,611
2011	14.224403	13.896643	-2.30%	157,417
2010	12.531309	14.224403	13.51%	395,560
2009	9.990364	12.531309	25.43%	571,177
2008	16.610661	9.990364	-39.86%	648,274
2007	16.275822	16.610661	2.06%	652,365
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	30.871193	35.602346	15.33%	52
2015	33.545511	30.871193	-7.97%	56
2014	30.657127	33.545511	9.42%	61
2013	22.245507	30.657127	37.81%	63
2012	19.291662	22.245507	15.31%	0
2011	20.165129	19.291662	-4.33%	727
2010	16.721060	20.165129	20.60%	928
2009	12.464953	16.721060	34.14%	1,489
2008	20.517229	12.464953	-39.25%	158,972
2007	21.233889	20.517229	-3.38%	115,183

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.088907	10.057190	10.65%	0
2015	10.212802	9.088907	-11.00%	0
2014	10.374051	10.212802	-1.55%	0
2013	10.574216	10.374051	-1.89%	0
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.663848	9.612973	10.96%	0
2015	9.054820	8.663848	-4.32%	0
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
2011	11.596615	12.321835	6.25%	0
2010	10.819270	11.596615	7.18%	0
2009*	10.000000	10.819270	8.19%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.925600	10.847411	-0.72%	9,372
2015	11.125344	10.925600	-1.80%	9,901
2014	11.268074	11.125344	-1.27%	10,961
2013	11.524803	11.268074	-2.23%	15,050
2012	11.121145	11.524803	3.63%	16,970
2011	11.234258	11.121145	-1.01%	94,967
2010	10.898362	11.234258	3.08%	207,625
2009*	10.000000	10.898362	8.98%	275,344
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.066728	0.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.294407	10.349729	0.54%	8,640
2015	10.469358	10.294407	-1.67%	8,920
2014	10.255615	10.469358	2.08%	9,521
2013	10.684266	10.255615	-4.01%	9,727
2012	9.956927	10.684266	7.30%	9,072
2011*	10.000000	9.956927	-0.43%	8,055

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	17.597838	19.836879	12.72%	0
2015	19.418842	17.597838	-9.38%	0
2014	17.894538	19.418842	8.52%	0
2013	13.458053	17.894538	32.97%	0
2012	11.527315	13.458053	16.75%	0
2011	12.334614	11.527315	-6.54%	0
2010	11.004024	12.334614	12.09%	0
2009	8.649897	11.004024	27.22%	0
2008	14.398624	8.649897	-39.93%	0
2007	15.638555	14.398624	-7.93%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.307815	3.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.637774	15.905851	-4.40%	0
2015	16.953604	16.637774	-1.86%	0
2014	18.557446	16.953604	-8.64%	0
2013	14.785545	18.557446	25.51%	0
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
2010	14.098806	15.202365	7.83%	0
2009	11.543111	14.098806	22.14%	0
2008	21.015991	11.543111	-45.07%	0
2007	19.791330	21.015991	6.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.474032	26.665728	-12.50%	0
2015	27.648118	30.474032	10.22%	0
2014	21.499141	27.648118	28.60%	0
2013	14.575218	21.499141	47.50%	0
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
2010*	10.000000	10.494926	4.95%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.426921	7.643509	40.84%	0
2015	8.321022	5.426921	-34.78%	0
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.331350	7.493374	40.55%	0
2015	8.196559	5.331350	-34.96%	0
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	18.286709	18.620111	1.82%	0
2015	19.259688	18.286709	-5.05%	0
2014	17.833774	19.259688	8.00%	0
2013	13.587515	17.833774	31.25%	0
2012	11.924284	13.587515	13.95%	0
2011	13.058734	11.924284	-8.69%	0
2010	11.860901	13.058734	10.10%	0
2009	9.525286	11.860901	24.52%	0
2008	15.643885	9.525286	-39.11%	0
2007	14.519838	15.643885	7.74%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	16.513079	17.425137	5.52%	0
2015	16.642222	16.513079	-0.78%	0
2014	14.384272	16.642222	15.70%	0
2013	12.269210	14.384272	17.24%	0
2012	11.076423	12.269210	10.77%	0
2011	10.613629	11.076423	4.36%	0
2010	9.559643	10.613629	11.03%	0
2009	8.448960	9.559643	13.15%	0
2008	12.162690	8.448960	-30.53%	0
2007	11.536003	12.162690	5.43%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	19.029383	18.746517	-1.49%	0
2015	19.160229	19.029383	-0.68%	0
2014	18.823838	19.160229	1.79%	0
2013	13.731482	18.823838	37.09%	0
2012	11.639067	13.731482	17.98%	0
2011	12.572828	11.639067	-7.43%	0
2010*	10.000000	12.572828	25.73%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	21.144273	22.327871	5.60%	0
2015	22.216260	21.144273	-4.83%	0
2014	23.103587	22.216260	-3.84%	0
2013	15.692372	23.103587	47.23%	0
2012	14.844951	15.692372	5.71%	0
2011	15.877167	14.844951	-6.50%	4,030
2010	12.779480	15.877167	24.24%	3,964
2009	8.542947	12.779480	49.59%	0
2008	14.882508	8.542947	-42.60%	0
2007	13.344867	14.882508	11.52%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.930099	11.067045	1.25%	0
2015	11.305855	10.930099	-3.32%	0
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	22.624076	24.614936	8.80%	0
2015	22.772677	22.624076	-0.65%	0
2014	21.272938	22.772677	7.05%	0
2013	16.136046	21.272938	31.83%	0
2012	14.051433	16.136046	14.84%	0
2011	13.523943	14.051433	3.90%	0
2010	12.240195	13.523943	10.49%	0
2009	10.383470	12.240195	17.88%	0
2008	17.875638	10.383470	-41.91%	0
2007	17.405833	17.875638	2.70%	1,831
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	29.996103	36.667721	22.24%	0
2015	32.473030	29.996103	-7.63%	0
2014	30.430364	32.473030	6.71%	0
2013	22.571903	30.430364	34.82%	0
2012	19.452648	22.571903	16.04%	0
2011	21.732897	19.452648	-10.49%	0
2010	17.526978	21.732897	24.00%	0
2009	12.543189	17.526978	39.73%	0
2008	19.931126	12.543189	-37.07%	0
2007	20.044400	19.931126	-0.57%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.166396	12.440540	2.25%	0
2015	12.735401	12.166396	-4.47%	0
2014	12.586613	12.735401	1.18%	0
2013	14.040648	12.586613	-10.36%	0
2012	13.349261	14.040648	5.18%	277
2011	12.195460	13.349261	9.46%	1,901
2010	11.844314	12.195460	2.96%	6,553
2009	10.971485	11.844314	7.96%	2,009
2008	11.381929	10.971485	-3.61%	1,249
2007	10.613767	11.381929	7.24%	1,642

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	21.076313	23.370597	10.89%	0
2015	22.878508	21.076313	-7.88%	0
2014	20.793178	22.878508	10.03%	0
2013	15.668438	20.793178	32.71%	0
2012	13.976473	15.668438	12.11%	0
2011	13.872054	13.976473	0.75%	0
2010	12.438155	13.872054	11.53%	459
2009	10.782118	12.438155	15.36%	482
2008	16.865337	10.782118	-36.07%	508
2007	17.295269	16.865337	-2.49%	532
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	21.234991	25.526433	20.21%	0
2015	22.027389	21.234991	-3.60%	0
2014	19.346705	22.027389	13.86%	0
2013	15.205078	19.346705	27.24%	0
2012	13.356612	15.205078	13.84%	0
2011	13.751509	13.356612	-2.87%	0
2010	11.799886	13.751509	16.54%	2,051
2009	9.280914	11.799886	27.14%	2,161
2008	12.551742	9.280914	-26.06%	2,265
2007	13.134493	12.551742	-4.44%	2,932
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.717709	11.047738	13.69%	0
2015*	10.000000	9.717709	-2.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.244007	14.483722	1.68%	0
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	6,562
2009*	10.000000	12.010714	20.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.173420	10.137764	10.51%	0
2015*	10.000000	9.173420	-8.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.745609	9.781121	0.36%	0
2015*	10.000000	9.745609	-2.54%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.537475	14.814873	28.41%	0
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	30.668313	37.770273	23.16%	386
2015	32.057013	30.668313	-4.33%	386
2014	31.133452	32.057013	2.97%	964
2013	22.587974	31.133452	37.83%	964
2012	19.925196	22.587974	13.36%	964
2011	20.227547	19.925196	-1.49%	1,061
2010	16.411804	20.227547	23.25%	1,223
2009	13.401442	16.411804	22.46%	333
2008	19.804932	13.401442	-32.33%	316
2007	20.355099	19.804932	-2.70%	308
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	22.948312	25.051055	9.16%	0
2015	23.226905	22.948312	-1.20%	0
2014	20.965619	23.226905	10.79%	0
2013	16.251584	20.965619	29.01%	0
2012	14.368974	16.251584	13.10%	0
2011	14.435165	14.368974	-0.46%	8,932
2010	12.866647	14.435165	12.19%	11,773
2009	10.421639	12.866647	23.46%	11,778
2008	16.975537	10.421639	-38.61%	11,755
2007	16.508747	16.975537	2.83%	12,707
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	19.977456	21.062906	5.43%	0
2015	20.964517	19.977456	-4.71%	0
2014	19.849688	20.964517	5.62%	0
2013	16.772047	19.849688	18.35%	0
2012	15.547700	16.772047	7.87%	0
2011	14.596711	15.547700	6.52%	0
2010	12.953195	14.596711	12.69%	0
2009	10.819266	12.953195	19.72%	0
2008	15.717602	10.819266	-31.16%	0
2007	15.019248	15.717602	4.65%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	17.826206	20.393497	14.40%	0
2015	18.670247	17.826206	-4.52%	0
2014	18.812448	18.670247	-0.76%	0
2013	12.957771	18.812448	45.18%	0
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	0
2008	13.585320	8.280264	-39.05%	0
2007	15.634927	13.585320	-13.11%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.572984	10.216131	6.72%	0
2015	9.871289	9.572984	-3.02%	0
2014	10.020537	9.871289	-1.49%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	13.949918	13.052455	-6.43%	0
2015	15.221319	13.949918	-8.35%	0
2014	15.749482	15.221319	-3.35%	0
2013	13.847624	15.749482	13.73%	0
2012	12.849719	13.847624	7.77%	0
2011	13.882899	12.849719	-7.44%	0
2010	12.541829	13.882899	10.69%	0
2009	11.304681	12.541829	10.94%	0
2008	16.410037	11.304681	-31.11%	0
2007	15.281941	16.410037	7.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	12.637213	12.816042	1.42%	0
2015	12.958643	12.637213	-2.48%	0
2014	12.780869	12.958643	1.39%	0
2013	12.951170	12.780869	-1.31%	0
2012	12.081621	12.951170	7.20%	0
2011	12.093088	12.081621	-0.09%	0
2010	11.401817	12.093088	6.06%	310
2009	9.687723	11.401817	17.69%	268
2008	10.698526	9.687723	-9.45%	363
2007	10.389604	10.698526	2.97%	386
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.996849	14.427801	3.08%	0
2015	14.365999	13.996849	-2.57%	0
2014	14.073984	14.365999	2.07%	0
2013	12.693424	14.073984	10.88%	0
2012	11.614386	12.693424	9.29%	0
2011	11.907821	11.614386	-2.46%	0
2010	10.801733	11.907821	10.24%	0
2009	8.896602	10.801733	21.41%	0
2008	12.137905	8.896602	-26.70%	0
2007	11.430576	12.137905	6.19%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.522838	15.051433	3.64%	0
2015	14.895181	14.522838	-2.50%	0
2014	14.538820	14.895181	2.45%	0
2013	12.836107	14.538820	13.27%	0
2012	11.590432	12.836107	10.75%	0
2011	11.981254	11.590432	-3.26%	0
2010	10.698813	11.981254	11.99%	0
2009	8.496988	10.698813	25.91%	0
2008	12.909459	8.496988	-34.18%	0
2007	11.986381	12.909459	7.70%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.144318	15.780255	4.20%	0
2015	15.543617	15.144318	-2.57%	0
2014	15.150319	15.543617	2.60%	0
2013	12.739850	15.150319	18.92%	0
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	0
2010	10.451533	11.864210	13.52%	0
2009	8.134146	10.451533	28.49%	0
2008	13.431918	8.134146	-39.44%	0
2007	12.346527	13.431918	8.79%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.382791	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.572555	16.441947	30.78%	0
2015	16.196986	12.572555	-22.38%	0
2014	18.956324	16.196986	-14.56%	0
2013	15.588906	18.956324	21.60%	0
2012	15.196504	15.588906	2.58%	0
2011	16.364877	15.196504	-7.14%	1,172
2010	14.021066	16.364877	16.72%	2,877
2009	9.699975	14.021066	44.55%	2,717
2008	21.720703	9.699975	-55.34%	2,124
2007	15.227511	21.720703	42.64%	1,011
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	20.262544	23.363333	15.30%	0
2015	21.602273	20.262544	-6.20%	0
2014	20.330445	21.602273	6.26%	0
2013	16.237313	20.330445	25.21%	0
2012	14.162482	16.237313	14.65%	0
2011	14.364228	14.162482	-1.40%	203
2010	12.761021	14.364228	12.56%	1,469
2009	10.030605	12.761021	27.22%	9,868
2008	17.907811	10.030605	-43.99%	10,202
2007	18.054937	17.907811	-0.81%	13,886
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.205548	12.06%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	24.334775	23.968339	-1.51%	0
2015	23.239538	24.334775	4.71%	0
2014	21.372184	23.239538	8.74%	0
2013	16.043496	21.372184	33.21%	0
2012	14.317850	16.043496	12.05%	0
2011	14.621627	14.317850	-2.08%	0
2010	12.051597	14.621627	21.33%	0
2009	9.614980	12.051597	25.34%	2,810
2008	18.630533	9.614980	-48.39%	2,903
2007	15.018540	18.630533	24.05%	3,606
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.788094	13.087584	2.34%	2,777
2015	13.167636	12.788094	-2.88%	2,777
2014	12.728167	13.167636	3.45%	6,933
2013	13.268945	12.728167	-4.08%	6,933
2012	12.828449	13.268945	3.43%	6,933
2011	12.235391	12.828449	4.85%	32,663
2010	11.614755	12.235391	5.34%	41,278
2009	10.269217	11.614755	13.10%	40,853
2008	10.860076	10.269217	-5.44%	14,986
2007	10.653482	10.860076	1.94%	17,383
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	33.330604	36.542034	9.64%	0
2015	34.591680	33.330604	-3.65%	0
2014	33.306743	34.591680	3.86%	0
2013	25.026513	33.306743	33.09%	0
2012	22.303535	25.026513	12.21%	273
2011	25.541510	22.303535	-12.68%	752
2010	20.280943	25.541510	25.94%	5,402
2009	14.815738	20.280943	36.89%	9,763
2008	25.046511	14.815738	-40.85%	10,326
2007	22.172632	25.046511	12.96%	9,858
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	20.859713	19.356724	-7.21%	0
2015	20.616729	20.859713	1.18%	0
2014	22.952684	20.616729	-10.18%	0
2013	18.002140	22.952684	27.50%	0
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	0
2008	25.143740	13.801097	-45.11%	0
2007	21.932626	25.143740	14.64%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	27.638477	29.583658	7.04%	0
2015	29.146923	27.638477	-5.18%	0
2014	27.937400	29.146923	4.33%	0
2013	21.908811	27.937400	27.52%	0
2012	17.603902	21.908811	24.45%	0
2011	19.757329	17.603902	-10.90%	0
2010	15.965456	19.757329	23.75%	2,909
2009	10.371849	15.965456	53.93%	3,025
2008	21.738230	10.371849	-52.29%	3,304
2007	21.050300	21.738230	3.27%	2,988
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.055662	12.257055	10.87%	0
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.081817	14.611436	11.69%	0
2015	14.369332	13.081817	-8.96%	0
2014	14.022809	14.369332	2.47%	0
2013	12.564571	14.022809	11.61%	0
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	3,184
2009	7.746080	10.288120	32.82%	3,184
2008	11.242463	7.746080	-31.10%	3,184
2007	11.063397	11.242463	1.62%	3,184
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	22.267008	25.310964	13.67%	0
2015	23.593773	22.267008	-5.62%	0
2014	22.154981	23.593773	6.49%	0
2013	17.440515	22.154981	27.03%	0
2012	15.903977	17.440515	9.66%	449
2011	15.317214	15.903977	3.83%	638
2010	12.961698	15.317214	18.17%	2,011
2009	11.277073	12.961698	14.94%	5,442
2008	15.793448	11.277073	-28.60%	5,469
2007	16.571233	15.793448	-4.69%	6,844

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	27.554585	35.139535	27.53%	561
2015	30.375229	27.554585	-9.29%	561
2014	30.835021	30.375229	-1.49%	1,401
2013	23.106579	30.835021	33.45%	1,401
2012	19.927081	23.106579	15.96%	1,401
2011	21.138214	19.927081	-5.73%	2,335
2010	16.830295	21.138214	25.60%	2,783
2009	13.303765	16.830295	26.51%	9,638
2008	20.277923	13.303765	-34.39%	7,896
2007	21.209528	20.277923	-4.39%	6,923
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.322716	8.424175	15.04%	0
2015	9.299025	7.322716	-21.25%	0
2014*	10.000000	9.299025	-7.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	18.704336	19.636579	4.98%	0
2015	20.421896	18.704336	-8.41%	0
2014	23.461147	20.421896	-12.95%	0
2013	19.477749	23.461147	20.45%	0
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	0
2008	23.083871	13.480387	-41.60%	0
2007	20.414100	23.083871	13.08%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.072841	9.148509	0.83%	0
2015	9.679459	9.072841	-6.27%	0
2014	9.704165	9.679459	-0.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.626963	10.861244	2.20%	0
2015	11.519530	10.626963	-7.75%	0
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.081820	9.827939	-2.52%	0
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.284339	14.274518	-0.07%	0
2015	13.921999	14.284339	2.60%	0
2014	13.140017	13.921999	5.95%	0
2013	9.596074	13.140017	36.93%	0
2012*	10.000000	9.596074	-4.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.927027	13.221007	10.85%	0
2015	12.721241	11.927027	-6.24%	0
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.536068	13.335205	-1.48%	0
2015	13.676915	13.536068	-1.03%	0
2014	12.965892	13.676915	5.48%	0
2013	9.690174	12.965892	33.80%	0
2012*	10.000000	9.690174	-3.10%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.608931	12.988322	-4.56%	0
2015	15.159096	13.608931	-10.23%	0
2014	16.336613	15.159096	-7.21%	0
2013	13.328635	16.336613	22.57%	0
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0
2010	11.801289	12.562358	6.45%	0
2009*	10.000000	11.801289	18.01%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.645941	12.116352	13.81%	0
2015	11.624989	10.645941	-8.42%	0
2014	11.646447	11.624989	-0.18%	0
2013	10.760372	11.646447	8.23%	0
2012*	10.000000	10.760372	7.60%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.431672	12.922235	3.95%	0
2015	13.470510	12.431672	-7.71%	0
2014	12.749157	13.470510	5.66%	0
2013	10.016988	12.749157	27.28%	0
2012*	10.000000	10.016988	0.17%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	21.666925	22.141613	2.19%	0
2015	22.029966	21.666925	-1.65%	0
2014	20.779140	22.029966	6.02%	0
2013	17.707353	20.779140	17.35%	0
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
2008	14.995676	12.329177	-17.78%	0
2007	13.883000	14.995676	8.01%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.736301	9.749147	0.13%	0
2015*	10.000000	9.736301	-2.64%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	30.374348	30.331295	-0.14%	0
2015	27.703016	30.374348	9.64%	0
2014	26.074827	27.703016	6.24%	0
2013	20.338543	26.074827	28.20%	0
2012	16.765168	20.338543	21.31%	0
2011	18.392106	16.765168	-8.85%	0
2010	17.634224	18.392106	4.30%	0
2009	12.329659	17.634224	43.02%	0
2008	22.604261	12.329659	-45.45%	0
2007	16.891524	22.604261	33.82%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.426641	16.089229	11.52%	0
2015	14.074718	14.426641	2.50%	0
2014	13.140911	14.074718	7.11%	0
2013	9.908916	13.140911	32.62%	0
2012*	10.000000	9.908916	-0.91%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	24.645731	22.522457	-8.62%	0
2015	27.591124	24.645731	-10.68%	0
2014	32.047066	27.591124	-13.90%	0
2013	28.628967	32.047066	11.94%	0
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
2008	38.773429	18.141624	-53.21%	0
2007	30.924379	38.773429	25.38%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.162546	8.474127	18.31%	0
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.924131	-0.76%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.224668	13.028378	6.57%	0
2015	12.754237	12.224668	-4.15%	0
2014	14.076204	12.754237	-9.39%	0
2013	10.176152	14.076204	38.33%	0
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	25.228559	28.117243	11.45%	1,804
2015	25.999421	25.228559	-2.96%	1,804
2014	24.086185	25.999421	7.94%	4,504
2013	18.134765	24.086185	32.82%	4,504
2012	15.977548	18.134765	13.50%	4,504
2011	16.387708	15.977548	-2.50%	4,705
2010	15.043167	16.387708	8.94%	4,938
2009	12.542134	15.043167	19.94%	11,040
2008	19.038918	12.542134	-34.12%	6,256
2007	18.067550	19.038918	5.38%	6,438
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.070105	15.329102	1.72%	0
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.682538	10.038660	3.68%	0
2015*	10.000000	9.682538	-3.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.832176	12.269480	3.70%	0
2015	12.181192	11.832176	-2.87%	0
2014	11.561443	12.181192	5.36%	0
2013	11.872305	11.561443	-2.62%	0
2012	11.100878	11.872305	6.95%	0
2011	10.751599	11.100878	3.25%	0
2010	10.272077	10.751599	4.67%	346
2009	9.587654	10.272077	7.14%	274
2008	10.931263	9.587654	-12.29%	6,193
2007	10.607728	10.931263	3.05%	8,355

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	20.155364	21.832320	8.32%	0
2015	20.821991	20.155364	-3.20%	0
2014	20.660629	20.821991	0.78%	0
2013	23.117388	20.660629	-10.63%	0
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
2008	16.763181	13.959791	-16.72%	0
2007	16.087202	16.763181	4.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.183952	9.216549	12.62%	0
2015*	10.000000	8.183952	-18.16%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.814894	16.108945	8.73%	0
2015	16.292738	14.814894	-9.07%	0
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.218003	23.807710	17.76%	0
2015	21.600674	20.218003	-6.40%	0
2014	19.524697	21.600674	10.63%	0
2013	15.138435	19.524697	28.97%	0
2012	13.505087	15.138435	12.09%	0
2011	13.720413	13.505087	-1.57%	0
2010	12.379296	13.720413	10.83%	6,049
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.592853	14.513291	6.77%	0
2015	13.742108	13.592853	-1.09%	0
2014	13.362852	13.742108	2.84%	0
2013	11.065785	13.362852	20.76%	0
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	8,737
2010	9.000512	9.875579	9.72%	13,899
2009	7.445547	9.000512	20.88%	12,050
2008	10.824700	7.445547	-31.22%	7,116
2007	10.412999	10.824700	3.95%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.777266	10.836736	0.55%	0
2015	11.028314	10.777266	-2.28%	0
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0
2008	10.484532	9.255754	-11.72%	0
2007	10.395160	10.484532	0.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.168365	14.886099	-1.86%	0
2015	14.534816	15.168365	4.36%	0
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	1,873
2009	7.199342	9.985564	38.70%	1,873
2008	11.978384	7.199342	-39.90%	1,873
2007	10.694225	11.978384	12.01%	1,873
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.489284	15.479507	6.83%	0
2015	13.899208	14.489284	4.25%	0
2014	13.130864	13.899208	5.85%	0
2013	10.342945	13.130864	26.95%	0
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	5,139
2009	6.121705	8.321680	35.94%	5,415
2008	11.203628	6.121705	-45.36%	6,254
2007	10.223017	11.203628	9.59%	627
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.590793	13.700851	8.82%	0
2015	12.716135	12.590793	-0.99%	0
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
2007*	10.000000	9.756266	-2.44%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	21.375828	24.618549	15.17%	754
2015	23.344310	21.375828	-8.43%	754
2014	21.879839	23.344310	6.69%	1,883
2013	16.509610	21.879839	32.53%	1,883
2012	14.264017	16.509610	15.74%	1,883
2011	14.942924	14.264017	-4.54%	1,883
2010	13.214377	14.942924	13.08%	1,883
2009	10.517723	13.214377	25.64%	553
2008	17.104463	10.517723	-38.51%	515
2007	17.931895	17.104463	-4.61%	5,249
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.245744	9.326132	0.87%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.810523	11.795397	9.11%	0
2015	11.396837	10.810523	-5.14%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.647934	11.344902	6.55%	0
2015	11.065737	10.647934	-3.78%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	18.014610	20.144447	11.82%	0
2015	18.884071	18.014610	-4.60%	0
2014	18.799828	18.884071	0.45%	0
2013	17.925524	18.799828	4.88%	0
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	104
2010	14.173966	15.709798	10.84%	162
2009	9.911311	14.173966	43.01%	228
2008	14.051996	9.911311	-29.47%	228
2007	13.911607	14.051996	1.01%	228
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.106069	13.464665	11.22%	0
2015	12.508653	12.106069	-3.22%	0
2014	11.984366	12.508653	4.37%	0
2013	8.524210	11.984366	40.59%	0
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0
2010	7.616165	8.607930	13.02%	0
2009	5.083276	7.616165	49.83%	0
2008*	10.000000	5.083276	-49.17%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.041263	15.144614	7.86%	3,234
2015	14.395374	14.041263	-2.46%	3,234
2014	13.298953	14.395374	8.24%	8,074
2013	9.799276	13.298953	35.71%	8,074
2012	8.982352	9.799276	9.09%	8,074
2011	9.479541	8.982352	-5.24%	8,074
2010	7.832337	9.479541	21.03%	8,074
2009	6.091458	7.832337	28.58%	10,988
2008*	10.000000	6.091458	-39.09%	11,586
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.745645	12.467802	6.15%	0
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.688970	12.149391	3.94%	0
2015	12.061403	11.688970	-3.09%	0
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.879831	12.488991	5.13%	0
2015	12.291814	11.879831	-3.35%	0
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.056236	11.329798	2.47%	0
2015	11.371089	11.056236	-2.77%	0
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.113516	10.457235	3.40%	0
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.056438	10.462807	4.04%	0
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.812058	12.350333	4.56%	0
2015	12.189216	11.812058	-3.09%	0
2014	11.900459	12.189216	2.43%	0
2013	10.313226	11.900459	15.39%	0
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.794064	12.429967	5.39%	0
2015	12.225250	11.794064	-3.53%	0
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	29,044
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.521522	11.962895	3.83%	0
2015	11.889315	11.521522	-3.09%	0
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	9,117
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.383100	11.708490	2.86%	1,864
2015	11.724577	11.383100	-2.91%	1,864
2014	11.434934	11.724577	2.53%	4,654
2013	11.928175	11.434934	-4.14%	4,654
2012	11.330575	11.928175	5.27%	4,654
2011	10.887822	11.330575	4.07%	4,654
2010	10.410060	10.887822	4.59%	4,654
2009	9.787083	10.410060	6.37%	4,581
2008*	10.000000	9.787083	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.380527	12.531982	1.22%	0
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	23.343809	24.576697	5.28%	0
2015	28.451231	23.343809	-17.95%	0
2014	30.812509	28.451231	-7.66%	0
2013	31.323080	30.812509	-1.63%	0
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	0
2008	48.242573	19.878478	-58.79%	0
2007	33.925580	48.242573	42.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.844376	11.688279	-1.32%	1,981
2015	12.105446	11.844376	-2.16%	1,981
2014	11.818782	12.105446	2.43%	4,944
2013	12.576205	11.818782	-6.02%	4,944
2012	12.459214	12.576205	0.94%	4,944
2011	11.858848	12.459214	5.06%	4,944
2010	11.554510	11.858848	2.63%	10,258
2009	11.487475	11.554510	0.58%	7,124
2008	10.887396	11.487475	5.51%	13,991
2007	10.373859	10.887396	4.95%	19,998
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.907098	8.725671	-2.04%	0
2015	9.093515	8.907098	-2.05%	0
2014	9.283829	9.093515	-2.05%	0
2013	9.478132	9.283829	-2.05%	0
2012	9.677044	9.478132	-2.06%	0
2011	9.879005	9.677044	-2.04%	7,378
2010	10.085748	9.879005	-2.05%	24,074
2009	10.292513	10.085748	-2.01%	24,153
2008	10.296468	10.292513	-0.04%	24,154
2007	10.032335	10.296468	2.63%	24,155
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.052141	7.937505	-1.42%	0
2015	8.494287	8.052141	-5.21%	0
2014	8.734954	8.494287	-2.76%	0
2013	7.585493	8.734954	15.15%	0
2012	6.721206	7.585493	12.86%	0
2011	7.624047	6.721206	-11.84%	0
2010	6.887836	7.624047	10.69%	3,733
2009	5.432161	6.887836	26.80%	3,934
2008*	10.000000	5.432161	-45.68%	4,123
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.898158	8.761836	-1.53%	0
2015	9.212385	8.898158	-3.41%	0
2014	10.025591	9.212385	-8.11%	0
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
2008	11.584740	6.457403	-44.26%	0
2007	10.813290	11.584740	7.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	22.037069	23.630355	7.23%	11,053
2015	22.725148	22.037069	-3.03%	11,053
2014	22.099056	22.725148	2.83%	11,053
2013	17.730313	22.099056	24.64%	10,644
2012	15.618402	17.730313	13.52%	10,644
2011	16.597157	15.618402	-5.90%	18,567
2010	14.781833	16.597157	12.28%	25,718
2009	11.863639	14.781833	24.60%	29,559
2008	19.178354	11.863639	-38.14%	38,375
2007	18.480800	19.178354	3.77%	40,264
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.549762	15.150577	4.13%	0
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.946736	13.222778	2.13%	0
2015	13.182805	12.946736	-1.79%	0
2014	12.954716	13.182805	1.76%	0
2013	12.616255	12.954716	2.68%	0
2012	12.247086	12.616255	3.01%	0
2011	12.146789	12.247086	0.83%	3,013
2010	11.710874	12.146789	3.72%	3,015
2009	10.960275	11.710874	6.85%	4,294
2008	11.906822	10.960275	-7.95%	6,014
2007	11.536569	11.906822	3.21%	6,019
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.087934	10.445733	3.55%	0
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.025458	10.503103	4.76%	0
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	17.711094	18.588258	4.95%	0
2015	18.142508	17.711094	-2.38%	0
2014	17.609812	18.142508	3.02%	0
2013	15.415135	17.609812	14.24%	700
2012	14.202895	15.415135	8.54%	18,917
2011	14.505369	14.202895	-2.09%	22,746
2010	13.351629	14.505369	8.64%	81,626
2009	11.441639	13.351629	16.69%	129,317
2008	15.209225	11.441639	-24.77%	142,110
2007	14.697465	15.209225	3.48%	149,035
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	20.232410	21.499737	6.26%	5,742
2015	20.807751	20.232410	-2.77%	5,742
2014	20.239948	20.807751	2.81%	5,742
2013	16.884961	20.239948	19.87%	7,308
2012	15.153935	16.884961	11.42%	10,763
2011	15.806595	15.153935	-4.13%	31,430
2010	14.301683	15.806595	10.52%	71,251
2009	11.737844	14.301683	21.84%	100,353
2008	17.466945	11.737844	-32.80%	111,980
2007	16.801179	17.466945	3.96%	122,657
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.405440	15.951111	3.54%	0
2015	15.732684	15.405440	-2.08%	0
2014	15.335156	15.732684	2.59%	0
2013	14.169038	15.335156	8.23%	0
2012	13.389767	14.169038	5.82%	0
2011	13.393125	13.389767	-0.03%	48,075
2010	12.600211	13.393125	6.29%	80,225
2009	11.228823	12.600211	12.21%	87,549
2008	13.494008	11.228823	-16.79%	90,821
2007	13.015336	13.494008	3.68%	97,439
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.069127	22.336623	1.21%	0
2015	21.494441	22.069127	2.67%	0
2014	20.213544	21.494441	6.34%	0
2013	15.142011	20.213544	33.49%	0
2012	13.054694	15.142011	15.99%	0
2011	13.668384	13.054694	-4.49%	1,719
2010	12.859078	13.668384	6.29%	16,184
2009*	10.000000	12.859078	28.59%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.488222	10.088684	6.33%	0
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.911859	10.684523	7.80%	0
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	30.375072	35.791133	17.83%	0
2015	31.817149	30.375072	-4.53%	0
2014	29.686482	31.817149	7.18%	0
2013	22.779330	29.686482	30.32%	0
2012	19.797870	22.779330	15.06%	0
2011	20.739090	19.797870	-4.54%	0
2010	16.776873	20.739090	23.62%	211
2009	12.524529	16.776873	33.95%	240
2008	20.125702	12.524529	-37.77%	204
2007	19.104962	20.125702	5.34%	198
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.608688	14.483153	6.43%	0
2015	14.307050	13.608688	-4.88%	0
2014	14.060417	14.307050	1.75%	0
2013	14.517954	14.060417	-3.15%	0
2012	13.204942	14.517954	9.94%	0
2011	12.772013	13.204942	3.39%	0
2010	11.790877	12.772013	8.32%	9,670
2009	9.678036	11.790877	21.83%	10,166
2008	11.946313	9.678036	-18.99%	6,963
2007	11.658490	11.946313	2.47%	10,012
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.026232	9.578487	-4.47%	3,654
2015	10.303543	10.026232	-2.69%	3,654
2014	10.663383	10.303543	-3.37%	9,121
2013	8.991347	10.663383	18.60%	9,121
2012	7.946615	8.991347	13.15%	9,121
2011	8.976518	7.946615	-11.47%	9,121
2010	8.052542	8.976518	11.47%	9,121
2009	6.040119	8.052542	33.32%	9,991
2008*	10.000000	6.040119	-39.60%	10,453

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.401131	13.781050	2.83%	0
2015	14.454383	13.401131	-7.29%	0
2014	16.338060	14.454383	-11.53%	0
2013	13.779354	16.338060	18.57%	0
2012	12.019327	13.779354	14.64%	0
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
2008	21.283193	11.156906	-47.58%	0
2007	21.158085	21.283193	0.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.895137	13.881945	-0.09%	1,272
2015	13.755464	13.895137	1.02%	1,272
2014	12.749489	13.755464	7.89%	3,176
2013	9.683662	12.749489	31.66%	3,176
2012	8.512790	9.683662	13.75%	3,836
2011	8.980902	8.512790	-5.21%	7,834
2010	7.948024	8.980902	13.00%	10,011
2009	6.273070	7.948024	26.70%	7,225
2008*	10.000000	6.273070	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.350084	14.038742	13.67%	0
2015	13.057321	12.350084	-5.42%	0
2014	12.091986	13.057321	7.98%	0
2013	9.142537	12.091986	32.26%	0
2012	7.937921	9.142537	15.18%	748
2011	8.629506	7.937921	-8.01%	748
2010	7.814020	8.629506	10.44%	4,965
2009	6.261242	7.814020	24.80%	4,965
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.452434	13.975373	3.89%	1,647
2015	13.781662	13.452434	-2.39%	1,647
2014	13.565524	13.781662	1.59%	4,111
2013	9.991851	13.565524	35.77%	4,111
2012	8.898342	9.991851	12.29%	4,111
2011	9.507383	8.898342	-6.41%	4,111
2010	7.674790	9.507383	23.88%	4,111
2009	6.183862	7.674790	24.11%	4,830
2008*	10.000000	6.183862	-38.16%	3,828

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.768607	18.163865	15.19%	2,275
2015	16.577025	15.768607	-4.88%	2,275
2014	14.462419	16.577025	14.62%	5,678
2013	10.882378	14.462419	32.90%	5,678
2012	9.549696	10.882378	13.96%	5,678
2011	9.980860	9.549696	-4.32%	5,678
2010	8.517404	9.980860	17.18%	5,678
2009	6.664890	8.517404	27.80%	6,601
2008*	10.000000	6.664890	-33.35%	7,855
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	20.778197	21.993513	5.85%	0
2015	21.101359	20.778197	-1.53%	0
2014	21.009754	21.101359	0.44%	0
2013	14.900378	21.009754	41.00%	0
2012	13.451732	14.900378	10.77%	0
2011	13.852001	13.451732	-2.89%	0
2010	11.303862	13.852001	22.54%	0
2009	9.073640	11.303862	24.58%	0
2008	17.327684	9.073640	-47.64%	0
2007	16.157321	17.327684	7.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	29.132272	35.846259	23.05%	0
2015	31.738219	29.132272	-8.21%	0
2014	30.349267	31.738219	4.58%	0
2013	22.127653	30.349267	37.16%	0
2012	18.778768	22.127653	17.83%	0
2011	20.276810	18.778768	-7.39%	0
2010	16.367565	20.276810	23.88%	849
2009	13.276762	16.367565	23.28%	849
2008	20.022505	13.276762	-33.69%	849
2007	22.037087	20.022505	-9.14%	2,233
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	26.880557	32.267099	20.04%	0
2015	27.973344	26.880557	-3.91%	0
2014	28.400971	27.973344	-1.51%	0
2013	20.629507	28.400971	37.67%	0
2012	18.278961	20.629507	12.86%	0
2011	19.810426	18.278961	-7.73%	0
2010	16.182369	19.810426	22.42%	2,282
2009	12.289743	16.182369	31.67%	2,355
2008	20.354304	12.289743	-39.62%	3,411
2007	20.396289	20.354304	-0.21%	3,815

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	20.428485	22.243686	8.89%	2,493
2015	20.718925	20.428485	-1.40%	2,493
2014	18.917203	20.718925	9.52%	6,223
2013	14.766366	18.917203	28.11%	6,223
2012	13.242415	14.766366	11.51%	6,223
2011	13.468070	13.242415	-1.68%	6,223
2010	12.143921	13.468070	10.90%	6,223
2009	9.874518	12.143921	22.98%	8,376
2008	17.266434	9.874518	-42.81%	9,259
2007	16.339996	17.266434	5.67%	7,901
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.447076	13.067760	4.99%	0
2015	13.470072	12.447076	-7.59%	0
2014	10.692960	13.470072	25.97%	0
2013	10.629742	10.692960	0.59%	0
2012	9.389638	10.629742	13.21%	0
2011	9.031330	9.389638	3.97%	273
2010	7.102175	9.031330	27.16%	2,329
2009	5.555654	7.102175	27.84%	8,564
2008*	10.000000	5.555654	-44.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.746506	13.908851	9.12%	0
2015	12.891727	12.746506	-1.13%	0
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.784401	9.823183	0.40%	0
2015	10.023374	9.784401	-2.38%	0
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	0
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.932008	14.127509	18.40%	0
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.400887	13.273279	-0.95%	2,368
2015	14.237119	13.400887	-5.87%	2,368
2014	15.824380	14.237119	-10.03%	5,910
2013	13.452307	15.824380	17.63%	5,910
2012	11.487094	13.452307	17.11%	5,910
2011	13.391270	11.487094	-14.22%	5,910
2010	12.855533	13.391270	4.17%	5,910
2009*	10.000000	12.855533	28.56%	8,444
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.683911	12.198975	-3.82%	0
2015	12.754511	12.683911	-0.55%	0
2014	13.462250	12.754511	-5.26%	0
2013	11.663772	13.462250	15.42%	0
2012	10.051029	11.663772	16.05%	0
2011	11.704485	10.051029	-14.13%	0
2010	9.793202	11.704485	19.52%	0
2009	7.432955	9.793202	31.75%	0
2008	14.168204	7.432955	-47.54%	0
2007	14.016019	14.168204	1.09%	6,423
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	27.633512	28.195058	2.03%	0
2015	27.934017	27.633512	-1.08%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.579637	9.498196	-0.85%	0
2015	9.762187	9.579637	-1.87%	0
2014	9.906069	9.762187	-1.45%	0
2013	10.051396	9.906069	-1.45%	0
2012	9.810513	10.051396	2.46%	0
2011	9.986428	9.810513	-1.76%	0
2010	9.683630	9.986428	3.13%	3,216
2009	8.723651	9.683630	11.00%	5,069
2008	10.287811	8.723651	-15.20%	9,083
2007	10.025895	10.287811	2.61%	10,749
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	22.417042	24.124355	7.62%	0
2015	22.992821	22.417042	-2.50%	0
2014	21.266187	22.992821	8.12%	0
2013	15.777974	21.266187	34.78%	0
2012	14.515258	15.777974	8.70%	0
2011	15.289429	14.515258	-5.06%	0
2010	12.705323	15.289429	20.34%	0
2009	9.869584	12.705323	28.73%	0
2008	16.639823	9.869584	-40.69%	6,559
2007	15.787973	16.639823	5.40%	15,850

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	28.366295	27.742686	-2.20%	0
2015	27.934174	28.366295	1.55%	0
2014	27.944310	27.934174	-0.04%	0
2013	22.465264	27.944310	24.39%	0
2012	18.963486	22.465264	18.47%	0
2011	21.164432	18.963486	-10.40%	0
2010	18.674532	21.164432	13.33%	0
2009	13.681218	18.674532	36.50%	0
2008	23.409317	13.681218	-41.56%	0
2007	22.531760	23.409317	3.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.486116	9.874342	4.09%	0
2015	9.932170	9.486116	-4.49%	0
2014	9.893546	9.932170	0.39%	0
2013	10.137827	9.893546	-2.41%	0
2012*	10.000000	10.137827	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.077206	8.650185	-4.70%	0
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	22.215804	24.220371	9.02%	2,371
2015	21.997339	22.215804	0.99%	2,371
2014	20.342014	21.997339	8.14%	5,918
2013	15.800170	20.342014	28.75%	5,918
2012	13.833864	15.800170	14.21%	5,918
2011	14.167352	13.833864	-2.35%	5,918
2010	12.487411	14.167352	13.45%	9,963
2009	9.960457	12.487411	25.37%	11,569
2008	16.569401	9.960457	-39.89%	11,360
2007	16.243720	16.569401	2.00%	11,074
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	30.668976	35.351144	15.27%	0
2015	33.342792	30.668976	-8.02%	0
2014	30.487417	33.342792	9.37%	0
2013	22.133651	30.487417	37.74%	0
2012	19.204473	22.133651	15.25%	0
2011	20.084220	19.204473	-4.38%	222
2010	16.662466	20.084220	20.54%	275
2009	12.427622	16.662466	34.08%	281
2008	20.466250	12.427622	-39.28%	2,722
2007	21.192011	20.466250	-3.42%	1,746

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.071907	10.033269	10.60%	0
2015	10.198911	9.071907	-11.05%	0
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.652039	9.594984	10.90%	0
2015	9.047108	8.652039	-4.37%	0
2014	9.108516	9.047108	-0.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.368032	10.450942	0.80%	0
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.888496	10.805073	-0.77%	1,225
2015	11.093216	10.888496	-1.85%	1,225
2014	11.241278	11.093216	-1.32%	3,057
2013	11.503255	11.241278	-2.28%	3,057
2012	11.106030	11.503255	3.58%	3,057
2011	11.224697	11.106030	-1.06%	3,057
2010	10.894646	11.224697	3.03%	3,057
2009*	10.000000	10.894646	8.95%	3,093
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.063287	0.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.269921	10.319874	0.49%	0
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	17.484420	19.698992	12.67%	0
2015	19.303532	17.484420	-9.42%	0
2014	17.797368	19.303532	8.46%	0
2013	13.391797	17.797368	32.90%	0
2012	11.476435	13.391797	16.69%	0
2011	12.286433	11.476435	-6.59%	0
2010	10.966630	12.286433	12.03%	0
2009	8.624901	10.966630	27.15%	0
2008	14.364366	8.624901	-39.96%	0
2007	15.609361	14.364366	-7.98%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.305404	3.05%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.530564	15.795322	-4.45%	0
2015	16.852958	16.530564	-1.91%	0
2014	18.456705	16.852958	-8.69%	0
2013	14.712779	18.456705	25.45%	0
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
2010	14.050935	15.143020	7.77%	0
2009	11.509787	14.050935	22.08%	0
2008	20.966032	11.509787	-45.10%	0
2007	19.754407	20.966032	6.13%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.386149	26.575298	-12.54%	0
2015	27.582450	30.386149	10.16%	0
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	0
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.416751	7.625306	40.77%	0
2015	8.309679	5.416751	-34.81%	0
2014	10.487293	8.309679	-20.76%	0
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.321370	7.475540	40.48%	0
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	18.171559	18.493453	1.77%	0
2015	19.148187	18.171559	-5.10%	0
2014	17.739581	19.148187	7.94%	0
2013	13.522643	17.739581	31.18%	0
2012	11.873421	13.522643	13.89%	0
2011	13.009656	11.873421	-8.73%	0
2010	11.822353	13.009656	10.04%	0
2009	9.499169	11.822353	24.46%	0
2008	15.608988	9.499169	-39.14%	0
2007	14.494886	15.608988	7.69%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	16.419633	17.317711	5.47%	0
2015	16.556501	16.419633	-0.83%	0
2014	14.317490	16.556501	15.64%	0
2013	12.218469	14.317490	17.18%	0
2012	11.036253	12.218469	10.71%	0
2011	10.580520	11.036253	4.31%	0
2010	9.534664	10.580520	10.97%	0
2009	8.431188	9.534664	13.09%	0
2008	12.143308	8.431188	-30.57%	0
2007	11.523525	12.143308	5.38%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.976444	18.684845	-1.54%	0
2015	19.116681	18.976444	-0.73%	0
2014	18.790645	19.116681	1.74%	0
2013	13.714254	18.790645	37.02%	0
2012	11.630404	13.714254	17.92%	0
2011	12.569882	11.630404	-7.47%	0
2010*	10.000000	12.569882	25.70%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	21.024512	22.190095	5.54%	0
2015	22.101703	21.024512	-4.87%	0
2014	22.996187	22.101703	-3.89%	0
2013	15.627386	22.996187	47.15%	0
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0
2009	8.524956	12.746062	49.51%	0
2008	14.858775	8.524956	-42.63%	0
2007	13.330431	14.858775	11.47%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.909664	11.040732	1.20%	0
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	22.475855	24.441234	8.74%	0
2015	22.635044	22.475855	-0.70%	0
2014	21.155170	22.635044	7.00%	0
2013	16.054899	21.155170	31.77%	0
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
2010	12.197285	13.469671	10.43%	0
2009	10.352356	12.197285	17.82%	0
2008	17.831215	10.352356	-41.94%	0
2007	17.371482	17.831215	2.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	29.799540	36.408893	22.18%	0
2015	32.276721	29.799540	-7.67%	192
2014	30.261854	32.276721	6.66%	194
2013	22.458355	30.261854	34.75%	196
2012	19.364694	22.458355	15.98%	0
2011	21.645669	19.364694	-10.54%	0
2010	17.465534	21.645669	23.93%	0
2009	12.505596	17.465534	39.66%	0
2008	19.881577	12.505596	-37.10%	0
2007	20.004835	19.881577	-0.62%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.085906	12.351936	2.20%	1,292
2015	12.657600	12.085906	-4.52%	1,337
2014	12.516108	12.657600	1.13%	1,315
2013	13.969137	12.516108	-10.40%	360
2012	13.288066	13.969137	5.13%	2,123
2011	12.145743	13.288066	9.41%	2,166
2010	11.802059	12.145743	2.91%	9,423
2009	10.937930	11.802059	7.90%	10,935
2008	11.352913	10.937930	-3.66%	2,264
2007	10.592145	11.352913	7.18%	361

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	20.938234	23.205659	10.83%	0
2015	22.740239	20.938234	-7.92%	0
2014	20.678064	22.740239	9.97%	0
2013	15.589639	20.678064	32.64%	0
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
2010	12.394558	13.816394	11.47%	0
2009	10.749808	12.394558	15.30%	0
2008	16.823427	10.749808	-36.10%	0
2007	17.261152	16.823427	-2.54%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	21.119632	25.374833	20.15%	0
2015	21.918914	21.119632	-3.65%	0
2014	19.261251	21.918914	13.80%	90
2013	15.145649	19.261251	27.17%	97
2012	13.311218	15.145649	13.78%	104
2011	13.711769	13.311218	-2.92%	2,027
2010	11.771784	13.711769	16.48%	2,662
2009	9.263543	11.771784	27.08%	3,187
2008	12.534662	9.263543	-26.10%	3,905
2007	13.123367	12.534662	-4.49%	4,596
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.714392	11.038366	13.63%	0
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.195594	14.427148	1.63%	0
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.742291	9.772808	0.31%	380
2015*	10.000000	9.742291	-2.58%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.336229	11.658186	12.79%	651
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	30.467372	37.503708	23.09%	0
2015	31.863244	30.467372	-4.38%	0
2014	30.961078	31.863244	2.91%	51
2013	22.474371	30.961078	37.76%	1,420
2012	19.835131	22.474371	13.31%	2,253
2011	20.146375	19.835131	-1.54%	3,241
2010	16.354284	20.146375	23.19%	3,433
2009	13.361291	16.354284	22.40%	1,093
2008	19.755702	13.361291	-32.37%	930
2007	20.314945	19.755702	-2.75%	1,009
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	22.797927	24.874226	9.11%	0
2015	23.086481	22.797927	-1.25%	0
2014	20.849501	23.086481	10.73%	869
2013	16.169811	20.849501	28.94%	869
2012	14.303996	16.169811	13.04%	1,898
2011	14.377214	14.303996	-0.51%	7,425
2010	12.821532	14.377214	12.13%	7,425
2009	10.390411	12.821532	23.40%	5,822
2008	16.933338	10.390411	-38.64%	8,052
2007	16.476163	16.933338	2.77%	9,915
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	19.846568	20.914245	5.38%	0
2015	20.837798	19.846568	-4.76%	0
2014	19.739772	20.837798	5.56%	117
2013	16.687695	19.739772	18.29%	122
2012	15.477413	16.687695	7.82%	0
2011	14.538119	15.477413	6.46%	1,438
2010	12.907789	14.538119	12.63%	0
2009	10.786840	12.907789	19.66%	264
2008	15.678515	10.786840	-31.20%	267
2007	14.989587	15.678515	4.60%	268
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	17.709367	20.249525	14.34%	0
2015	18.557356	17.709367	-4.57%	0
2014	18.708238	18.557356	-0.81%	0
2013	12.892566	18.708238	45.11%	0
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
2010	10.164292	13.017637	28.07%	0
2009	8.255436	10.164292	23.12%	0
2008	13.551525	8.255436	-39.08%	0
2007	15.604053	13.551525	-13.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.559951	10.197053	6.66%	0
2015	9.862874	9.559951	-3.07%	0
2014	10.017111	9.862874	-1.54%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	13.858492	12.960304	-6.48%	0
2015	15.129296	13.858492	-8.40%	0
2014	15.662269	15.129296	-3.40%	0
2013	13.777967	15.662269	13.68%	0
2012	12.791632	13.777967	7.71%	0
2011	13.827181	12.791632	-7.49%	0
2010	12.497861	13.827181	10.64%	0
2009	11.270806	12.497861	10.89%	0
2008	16.369247	11.270806	-31.15%	0
2007	15.251778	16.369247	7.33%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	12.554452	12.725631	1.36%	0
2015	12.880357	12.554452	-2.53%	0
2014	12.710153	12.880357	1.34%	0
2013	12.886085	12.710153	-1.37%	0
2012	12.027057	12.886085	7.14%	0
2011	12.044597	12.027057	-0.15%	0
2010	11.361897	12.044597	6.01%	0
2009	9.658725	11.361897	17.63%	0
2008	10.671951	9.658725	-9.49%	6,103
2007	10.369103	10.671951	2.92%	6,506
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.920827	14.342129	3.03%	0
2015	14.295277	13.920827	-2.62%	0
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	2,851
2011	11.873459	11.574966	-2.51%	2,856
2010	10.776056	11.873459	10.18%	731
2009	8.879971	10.776056	21.35%	734
2008	12.121398	8.879971	-26.74%	737
2007	11.420894	12.121398	6.13%	740
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.443940	14.962036	3.59%	0
2015	14.821828	14.443940	-2.55%	5,089
2014	14.474615	14.821828	2.40%	5,089
2013	12.785948	14.474615	13.21%	0
2012	11.551050	12.785948	10.69%	0
2011	11.946635	11.551050	-3.31%	1,918
2010	10.673348	11.946635	11.93%	1,921
2009	8.481095	10.673348	25.85%	0
2008	12.891909	8.481095	-34.21%	0
2007	11.976237	12.891909	7.65%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.062039	15.686541	4.15%	0
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	398
2013	12.690069	15.083411	18.86%	418
2012	11.254305	12.690069	12.76%	430
2011	11.829935	11.254305	-4.87%	4,386
2010	10.426657	11.829935	13.46%	4,455
2009	8.118923	10.426657	28.42%	8,484
2008	13.413650	8.118923	-39.47%	9,326
2007	12.336072	13.413650	8.74%	9,952
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.504226	16.344257	30.71%	0
2015	16.117204	12.504226	-22.42%	0
2014	18.872608	16.117204	-14.60%	0
2013	15.527989	18.872608	21.54%	0
2012	15.144867	15.527989	2.53%	0
2011	16.317591	15.144867	-7.19%	0
2010	13.987693	16.317591	16.66%	0
2009	9.681824	13.987693	44.47%	0
2008	21.691185	9.681824	-55.37%	0
2007	15.214616	21.691185	42.57%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	20.129717	23.198359	15.24%	462
2015	21.471624	20.129717	-6.25%	919
2014	20.217816	21.471624	6.20%	1,525
2013	16.155606	20.217816	25.14%	1,219
2012	14.098424	16.155606	14.59%	2,354
2011	14.306539	14.098424	-1.45%	4,525
2010	12.716264	14.306539	12.51%	5,188
2009	10.000530	12.716264	27.16%	5,465
2008	17.863277	10.000530	-44.02%	5,989
2007	18.019294	17.863277	-0.87%	6,982
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.201769	12.02%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	24.175276	23.799118	-1.56%	395
2015	23.099004	24.175276	4.66%	334
2014	21.253794	23.099004	8.68%	496
2013	15.962768	21.253794	33.15%	540
2012	14.253099	15.962768	12.00%	190
2011	14.562929	14.253099	-2.13%	211
2010	12.009351	14.562929	21.26%	233
2009	9.586162	12.009351	25.28%	5,611
2008	18.584218	9.586162	-48.42%	7,581
2007	14.988895	18.584218	23.99%	9,494
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.704293	12.995201	2.29%	0
2015	13.088037	12.704293	-2.93%	2,535
2014	12.657694	13.088037	3.40%	4,467
2013	13.202218	12.657694	-4.12%	14,744
2012	12.770479	13.202218	3.38%	21,156
2011	12.186292	12.770479	4.79%	23,725
2010	11.574050	12.186292	5.29%	28,463
2009	10.238451	11.574050	13.04%	42,160
2008	10.833067	10.238451	-5.49%	39,204
2007	10.632447	10.833067	1.89%	41,906
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	33.112218	36.284131	9.58%	0
2015	34.382591	33.112218	-3.69%	174
2014	33.122328	34.382591	3.80%	619
2013	24.900640	33.122328	33.02%	2,192
2012	22.202713	24.900640	12.15%	3,143
2011	25.439024	22.202713	-12.72%	7,062
2010	20.209885	25.439024	25.87%	6,569
2009	14.771355	20.209885	36.82%	14,090
2008	24.984269	14.771355	-40.88%	15,899
2007	22.128891	24.984269	12.90%	15,673
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	20.723042	19.220118	-7.25%	0
2015	20.492118	20.723042	1.13%	0
2014	22.825612	20.492118	-10.22%	0
2013	17.911606	22.825612	27.43%	0
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
2010	17.002840	18.781694	10.46%	0
2009	13.759764	17.002840	23.57%	0
2008	25.081274	13.759764	-45.14%	0
2007	21.889365	25.081274	14.58%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	27.457345	29.374803	6.98%	0
2015	28.970697	27.457345	-5.22%	0
2014	27.782662	28.970697	4.28%	0
2013	21.798579	27.782662	27.45%	0
2012	17.524295	21.798579	24.39%	0
2011	19.678013	17.524295	-10.94%	2,679
2010	15.909472	19.678013	23.69%	2,637
2009	10.340763	15.909472	53.85%	5,083
2008	21.684189	10.340763	-52.31%	5,331
2007	21.008749	21.684189	3.22%	4,980
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.017354	14.532036	11.64%	0
2015	14.305828	13.017354	-9.01%	0
2014	13.967963	14.305828	2.42%	0
2013	12.521814	13.967963	11.55%	0
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	0
2010	10.268844	11.327373	10.31%	595
2009	7.735514	10.268844	32.75%	595
2008	11.232890	7.735514	-31.14%	596
2007	11.059653	11.232890	1.57%	597
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	22.121066	25.132268	13.61%	0
2015	23.451094	22.121066	-5.67%	0
2014	22.032252	23.451094	6.44%	1,010
2013	17.352749	22.032252	26.97%	1,010
2012	15.832050	17.352749	9.61%	1,641
2011	15.255724	15.832050	3.78%	14,419
2010	12.916245	15.255724	18.11%	15,598
2009	11.243269	12.916245	14.88%	18,582
2008	15.754182	11.243269	-28.63%	22,320
2007	16.538532	15.754182	-4.74%	30,159

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	27.374044	34.891526	27.46%	0
2015	30.191621	27.374044	-9.33%	408
2014	30.664291	30.191621	-1.54%	708
2013	22.990371	30.664291	33.38%	2,066
2012	19.837005	22.990371	15.90%	3,829
2011	21.053389	19.837005	-5.78%	5,755
2010	16.771307	21.053389	25.53%	5,852
2009	13.263898	16.771307	26.44%	10,835
2008	20.227505	13.263898	-34.43%	218
2007	21.167670	20.227505	-4.44%	188
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.316455	8.412682	14.98%	0
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	18.581789	19.497990	4.93%	0
2015	20.298468	18.581789	-8.46%	0
2014	23.331260	20.298468	-13.00%	0
2013	19.379803	23.331260	20.39%	0
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
2010	18.031787	19.137481	6.13%	0
2009	13.440017	18.031787	34.16%	0
2008	23.026509	13.440017	-41.63%	0
2007	20.373817	23.026509	13.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.060502	9.131417	0.78%	0
2015	9.671224	9.060502	-6.31%	0
2014	9.700854	9.671224	-0.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.068100	9.809567	-2.57%	0
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.257541	14.240486	-0.12%	0
2015	13.902985	14.257541	2.55%	0
2014	13.128774	13.902985	5.90%	513
2013	9.592755	13.128774	36.86%	573
2012*	10.000000	9.592755	-4.07%	1,747
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.904712	13.189561	10.79%	0
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.510672	13.303405	-1.53%	0
2015	13.658221	13.510672	-1.08%	0
2014	12.954788	13.658221	5.43%	0
2013	9.686824	12.954788	33.74%	0
2012*	10.000000	9.686824	-3.13%	1,539
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.562685	12.937600	-4.61%	0
2015	15.115308	13.562685	-10.27%	0
2014	16.297741	15.115308	-7.26%	0
2013	13.303702	16.297741	22.51%	0
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0
2010	11.797263	12.551668	6.39%	0
2009*	10.000000	11.797263	17.97%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.626022	12.087526	13.75%	0
2015	11.609166	10.626022	-8.47%	0
2014	11.636539	11.609166	-0.24%	0
2013	10.756707	11.636539	8.18%	0
2012*	10.000000	10.756707	7.57%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.408419	12.891506	3.89%	0
2015	13.452185	12.408419	-7.76%	0
2014	12.738315	13.452185	5.60%	0
2013	10.013576	12.738315	27.21%	0
2012*	10.000000	10.013576	0.14%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	21.525001	21.985379	2.14%	0
2015	21.896850	21.525001	-1.70%	0
2014	20.664140	21.896850	5.97%	0
2013	17.618348	20.664140	17.29%	0
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
2010	15.112862	15.996999	5.85%	0
2009	12.292260	15.112862	22.95%	0
2008	14.958403	12.292260	-17.82%	0
2007	13.855599	14.958403	7.96%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.732986	9.740863	0.08%	381
2015*	10.000000	9.732986	-2.67%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	30.175337	30.117230	-0.19%	0
2015	27.535550	30.175337	9.59%	0
2014	25.930457	27.535550	6.19%	106
2013	20.236256	25.930457	28.14%	390
2012	16.689381	20.236256	21.25%	402
2011	18.318292	16.689381	-8.89%	470
2010	17.572410	18.318292	4.24%	842
2009	12.292714	17.572410	42.95%	830
2008	22.548081	12.292714	-45.48%	857
2007	16.858184	22.548081	33.75%	755
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.399596	16.050898	11.47%	0
2015	14.055504	14.399596	2.45%	0
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	24.484192	22.363430	-8.66%	0
2015	27.424288	24.484192	-10.72%	0
2014	31.869561	27.424288	-13.95%	0
2013	28.484938	31.869561	11.88%	0
2012	25.708882	28.484938	10.80%	0
2011	38.810611	25.708882	-33.76%	0
2010	31.709265	38.810611	22.40%	0
2009	18.087269	31.709265	75.31%	0
2008	38.677089	18.087269	-53.24%	0
2007	30.863370	38.677089	25.32%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.152777	8.458267	18.25%	0
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.201816	12.997400	6.52%	0
2015	12.736892	12.201816	-4.20%	314
2014	14.064242	12.736892	-9.44%	319
2013	10.172689	14.064242	38.25%	279
2012*	10.000000	10.172689	1.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	25.063313	27.918863	11.39%	899
2015	25.842325	25.063313	-3.01%	1,510
2014	23.952869	25.842325	7.89%	2,379
2013	18.043582	23.952869	32.75%	6,647
2012	15.905352	18.043582	13.44%	11,371
2011	16.321966	15.905352	-2.55%	18,620
2010	14.990464	16.321966	8.88%	19,875
2009	12.504566	14.990464	19.88%	24,081
2008	18.991604	12.504566	-34.16%	5,806
2007	18.031896	18.991604	5.32%	7,497
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.026600	15.277072	1.67%	0
2015	14.436485	15.026600	4.09%	197
2014	14.580986	14.436485	-0.99%	461
2013	11.668920	14.580986	24.96%	450
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0
2010*	10.000000	10.691901	6.92%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.678761	10.029642	3.63%	0
2015*	10.000000	9.678761	-3.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.755876	12.184167	3.64%	0
2015	12.108830	11.755876	-2.91%	0
2014	11.498629	12.108830	5.31%	0
2013	11.813836	11.498629	-2.67%	0
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
2010	10.237153	10.709575	4.61%	238
2009	9.559941	10.237153	7.08%	269
2008	10.905234	9.559941	-12.34%	24,303
2007	10.587907	10.905234	3.00%	31,972

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	20.022059	21.676894	8.27%	0
2015	20.694843	20.022059	-3.25%	0
2014	20.544962	20.694843	0.73%	0
2013	22.999716	20.544962	-10.67%	0
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
2009	13.917120	17.727894	27.38%	0
2008	16.720479	13.917120	-16.77%	0
2007	16.054452	16.720479	4.15%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.775883	16.058345	8.68%	0
2015	16.258144	14.775883	-9.12%	0
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	1,551
2010*	10.000000	11.273901	12.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.149278	23.714716	17.70%	0
2015	21.538248	20.149278	-6.45%	0
2014	19.478221	21.538248	10.58%	374
2013	15.110100	19.478221	28.91%	3,689
2012	13.486709	15.110100	12.04%	3,965
2011	13.708726	13.486709	-1.62%	11,391
2010	12.375076	13.708726	10.78%	12,358
2009*	10.000000	12.375076	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.525972	14.434525	6.72%	46,105
2015	13.681474	13.525972	-1.14%	46,295
2014	13.310690	13.681474	2.79%	66,383
2013	11.028213	13.310690	20.70%	107,155
2012	9.735254	11.028213	13.28%	153,933
2011	9.852092	9.735254	-1.19%	134,256
2010	8.983685	9.852092	9.67%	122,984
2009	7.435416	8.983685	20.82%	87,106
2008	10.815492	7.435416	-31.25%	78,291
2007	10.409468	10.815492	3.90%	53,107

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.724241	10.777935	0.50%	13,313
2015	10.979650	10.724241	-2.33%	12,731
2014	10.683291	10.979650	2.77%	37,512
2013	11.200755	10.683291	-4.62%	52,596
2012	10.900226	11.200755	2.76%	59,946
2011	10.530616	10.900226	3.51%	63,451
2010	10.148537	10.530616	3.76%	75,884
2009	9.243153	10.148537	9.80%	43,932
2008	10.475613	9.243153	-11.77%	36,970
2007	10.391646	10.475613	0.81%	18,162
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.093694	14.805268	-1.91%	1,146
2015	14.470660	15.093694	4.31%	1,131
2014	14.514649	14.470660	-0.30%	1,395
2013	11.524943	14.514649	25.94%	3,533
2012	9.642894	11.524943	19.52%	3,270
2011	10.860433	9.642894	-11.21%	4,135
2010	9.966894	10.860433	8.97%	3,753
2009	7.189544	9.966894	38.63%	3,716
2008	11.968200	7.189544	-39.93%	3,903
2007	10.690610	11.968200	11.95%	3,527
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.417891	15.395409	6.78%	498
2015	13.837801	14.417891	4.19%	1,075
2014	13.079528	13.837801	5.80%	1,248
2013	10.307778	13.079528	26.89%	3,822
2012	8.968657	10.307778	14.93%	3,363
2011	9.611252	8.968657	-6.69%	7,212
2010	8.306090	9.611252	15.71%	5,370
2009	6.113361	8.306090	35.87%	5,496
2008	11.194081	6.113361	-45.39%	8,894
2007	10.219554	11.194081	9.54%	8,073
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.535173	13.633401	8.76%	12,479
2015	12.666441	12.535173	-1.04%	12,293
2014	11.737675	12.666441	7.91%	35,955
2013	9.016676	11.737675	30.18%	47,385
2012	7.868002	9.016676	14.60%	71,492
2011	8.220211	7.868002	-4.28%	80,557
2010	7.566033	8.220211	8.65%	99,675
2009	5.913455	7.566033	27.95%	54,367
2008	9.752934	5.913455	-39.37%	43,956
2007*	10.000000	9.752934	-2.47%	11,162

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	21.235775	24.444797	15.11%	0
2015	23.203218	21.235775	-8.48%	266
2014	21.758697	23.203218	6.64%	473
2013	16.426574	21.758697	32.46%	2,259
2012	14.199541	16.426574	15.68%	4,873
2011	14.882969	14.199541	-4.59%	9,888
2010	13.168073	14.882969	13.02%	9,220
2009	10.486221	13.168073	25.58%	9,326
2008	17.061953	10.486221	-38.54%	11,958
2007	17.896513	17.061953	-4.66%	28,300
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.243528	9.319140	0.82%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.795794	11.773326	9.05%	0
2015	11.387130	10.795794	-5.19%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.633438	11.323695	6.49%	0
2015	11.056316	10.633438	-3.82%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	17.896590	20.002296	11.77%	0
2015	18.769942	17.896590	-4.65%	0
2014	18.695763	18.769942	0.40%	0
2013	17.835400	18.695763	4.82%	0
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0
2010	14.124313	15.646779	10.78%	0
2009	9.881625	14.124313	42.94%	0
2008	14.017052	9.881625	-29.50%	0
2007	13.884132	14.017052	0.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.058722	13.405191	11.17%	0
2015	12.466092	12.058722	-3.27%	0
2014	11.949694	12.466092	4.32%	0
2013	8.503886	11.949694	40.52%	0
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0
2010	7.609657	8.596188	12.96%	0
2009	5.081534	7.609657	49.75%	0
2008*	10.000000	5.081534	-49.18%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.986333	15.077691	7.80%	0
2015	14.346379	13.986333	-2.51%	1,635
2014	13.260465	14.346379	8.19%	2,939
2013	9.775903	13.260465	35.64%	11,764
2012	8.965523	9.775903	9.04%	20,886
2011	9.466608	8.965523	-5.29%	27,926
2010	7.825648	9.466608	20.97%	29,488
2009	6.089368	7.825648	28.51%	48,277
2008*	10.000000	6.089368	-39.11%	54,979
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.643302	12.095767	3.89%	399
2015	12.020417	11.643302	-3.14%	399
2014	11.772357	12.020417	2.11%	37,985
2013	10.487632	11.772357	12.25%	50,777
2012	9.646172	10.487632	8.72%	49,564
2011	9.986977	9.646172	-3.41%	41,409
2010	9.239626	9.986977	8.09%	38,717
2009	7.876573	9.239626	17.31%	27,939
2008*	10.000000	7.876573	-21.23%	25,812
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.833410	12.433854	5.07%	9,467
2015	12.250041	11.833410	-3.40%	153,696
2014	11.951410	12.250041	2.50%	215,048
2013	10.068560	11.951410	18.70%	328,779
2012	9.050311	10.068560	11.25%	333,116
2011	9.574150	9.050311	-5.47%	311,570
2010	8.701376	9.574150	10.03%	309,796
2009	7.158286	8.701376	21.56%	224,733
2008*	10.000000	7.158286	-28.42%	76,541

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.013008	11.279754	2.42%	1,434
2015	11.332415	11.013008	-2.82%	7,979
2014	11.201751	11.332415	1.17%	37,883
2013	10.904150	11.201751	2.73%	47,303
2012	10.361633	10.904150	5.24%	48,676
2011	10.436119	10.361633	-0.71%	23,745
2010	9.981148	10.436119	4.56%	15,073
2009	9.020692	9.981148	10.65%	1,629
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.042727	10.443238	3.99%	7,282
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.765889	12.295793	4.50%	27,381
2015	12.147767	11.765889	-3.14%	51,765
2014	11.866058	12.147767	2.37%	54,310
2013	10.288671	11.866058	15.33%	54,893
2012	9.352918	10.288671	10.00%	41,346
2011	9.781278	9.352918	-4.38%	35,217
2010	8.970926	9.781278	9.03%	44,504
2009	7.514175	8.970926	19.39%	37,770
2008*	10.000000	7.514175	-24.86%	22,232
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.747991	12.375109	5.34%	2,609
2015	12.183719	11.747991	-3.58%	3,030
2014	11.902125	12.183719	2.37%	4,838
2013	9.782469	11.902125	21.67%	7,060
2012	8.720778	9.782469	12.17%	50,221
2011	9.343985	8.720778	-6.67%	63,486
2010	8.423079	9.343985	10.93%	51,316
2009	6.797165	8.423079	23.92%	2,217
2008*	10.000000	6.797165	-32.03%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.476508	11.910091	3.78%	3,019
2015	11.848909	11.476508	-3.14%	56,223
2014	11.628374	11.848909	1.90%	53,201
2013	10.677747	11.628374	8.90%	53,201
2012	9.911812	10.677747	7.73%	74,900
2011	10.151402	9.911812	-2.36%	71,181
2010	9.509979	10.151402	6.74%	71,181
2009	8.254524	9.509979	15.21%	65,338
2008*	10.000000	8.254524	-17.45%	12,136
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.338656	11.656840	2.81%	0
2015	11.684768	11.338656	-2.96%	1,885
2014	11.401917	11.684768	2.48%	3,261
2013	11.899810	11.401917	-4.18%	10,156
2012	11.309423	11.899810	5.22%	10,231
2011	10.873028	11.309423	4.01%	10,487
2010	10.401215	10.873028	4.54%	12,933
2009	9.783754	10.401215	6.31%	20,143
2008*	10.000000	9.783754	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	23.190795	24.403185	5.23%	0
2015	28.279190	23.190795	-17.99%	0
2014	30.641852	28.279190	-7.71%	0
2013	31.165522	30.641852	-1.68%	0
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0
2010	31.643808	35.909657	13.48%	0
2009	19.818913	31.643808	59.66%	0
2008	48.122722	19.818913	-58.82%	0
2007	33.858651	48.122722	42.13%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.766749	11.605754	-1.37%	0
2015	12.032256	11.766749	-2.21%	1,817
2014	11.753335	12.032256	2.37%	3,449
2013	12.512938	11.753335	-6.07%	10,818
2012	12.402888	12.512938	0.89%	15,075
2011	11.811251	12.402888	5.01%	17,894
2010	11.514011	11.811251	2.58%	21,267
2009	11.453056	11.514011	0.53%	34,770
2008	10.860299	11.453056	5.46%	40,722
2007	10.353356	10.860299	4.90%	39,012
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.848554	8.663894	-2.09%	0
2015	9.038357	8.848554	-2.10%	0
2014	9.232234	9.038357	-2.10%	76
2013	9.430266	9.232234	-2.10%	1,064
2012	9.633102	9.430266	-2.11%	3,681
2011	9.839155	9.633102	-2.09%	45,069
2010	10.050193	9.839155	-2.10%	92,745
2009	10.261467	10.050193	-2.06%	154,297
2008	10.270653	10.261467	-0.09%	3,988
2007	10.012324	10.270653	2.58%	63,907
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.020666	7.902450	-1.47%	0
2015	8.465404	8.020666	-5.25%	719
2014	8.709707	8.465404	-2.80%	670
2013	7.567435	8.709707	15.09%	661
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
2010	6.881959	7.613657	10.63%	0
2009	5.430308	6.881959	26.73%	0
2008*	10.000000	5.430308	-45.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.854338	8.714238	-1.58%	360
2015	9.171695	8.854338	-3.46%	327
2014	9.986411	9.171695	-8.16%	304
2013	8.429405	9.986411	18.47%	289
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
2008	11.574863	6.448593	-44.29%	0
2007	10.809622	11.574863	7.08%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	21.892629	23.463521	7.18%	3,947
2015	22.587732	21.892629	-3.08%	5,915
2014	21.976637	22.587732	2.78%	7,080
2013	17.641099	21.976637	24.58%	12,650
2012	15.547767	17.641099	13.46%	18,712
2011	16.530524	15.547767	-5.95%	76,512
2010	14.730000	16.530524	12.22%	122,645
2009	11.828083	14.730000	24.53%	171,041
2008	19.130669	11.828083	-38.17%	130,519
2007	18.444319	19.130669	3.72%	142,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.500350	15.091454	4.08%	20,845
2015	14.837165	14.500350	-2.27%	21,439
2014	14.490979	14.837165	2.39%	25,465
2013	13.049928	14.490979	11.04%	29,403
2012	12.186662	13.049928	7.08%	47,295
2011	12.338344	12.186662	-1.23%	47,298
2010	11.476527	12.338344	7.51%	48,139
2009*	10.000000	11.476527	14.77%	15,785
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.504731	17.409706	5.48%	30,741
2015	16.948937	16.504731	-2.62%	30,741
2014	16.454880	16.948937	3.00%	26,113
2013	14.065705	16.454880	16.99%	90,172
2012	12.800099	14.065705	9.89%	69,912
2011	13.197581	12.800099	-3.01%	64,060
2010	12.032881	13.197581	9.68%	64,060
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.861902	13.129456	2.08%	5,571
2015	13.103123	12.861902	-1.84%	6,669
2014	12.882997	13.103123	1.71%	6,767
2013	12.552822	12.882997	2.63%	11,432
2012	12.191753	12.552822	2.96%	10,891
2011	12.098070	12.191753	0.77%	1,380
2010	11.669859	12.098070	3.67%	1,445
2009	10.927449	11.669859	6.79%	10,574
2008	11.877231	10.927449	-8.00%	19,791
2007	11.513806	11.877231	3.16%	19,791
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	17.594988	18.457007	4.90%	77,547
2015	18.032786	17.594988	-2.43%	101,635
2014	17.512259	18.032786	2.97%	151,776
2013	15.337575	17.512259	14.18%	136,459
2012	14.138667	15.337575	8.48%	254,359
2011	14.447136	14.138667	-2.14%	278,172
2010	13.304813	14.447136	8.59%	316,457
2009	11.407345	13.304813	16.63%	432,255
2008	15.171392	11.407345	-24.81%	430,079
2007	14.668446	15.171392	3.43%	431,551
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	20.099911	21.348068	6.21%	22,806
2015	20.682040	20.099911	-2.81%	47,605
2014	20.127929	20.682040	2.75%	76,039
2013	16.800084	20.127929	19.81%	100,447
2012	15.085484	16.800084	11.37%	154,494
2011	15.743222	15.085484	-4.18%	244,749
2010	14.251599	15.743222	10.47%	336,208
2009	11.702718	14.251599	21.78%	417,066
2008	17.423574	11.702718	-32.83%	420,083
2007	16.768061	17.423574	3.91%	400,651
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.304545	15.838568	3.49%	6,084
2015	15.637618	15.304545	-2.13%	6,588
2014	15.250271	15.637618	2.54%	18,624
2013	14.097796	15.250271	8.17%	25,479
2012	13.329259	14.097796	5.77%	32,350
2011	13.339394	13.329259	-0.08%	38,732
2010	12.556065	13.339394	6.24%	42,133
2009	11.195205	12.556065	12.16%	35,431
2008	13.460476	11.195205	-16.83%	42,596
2007	12.989664	13.460476	3.62%	42,074
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.994125	22.249393	1.16%	0
2015	21.432335	21.994125	2.62%	0
2014	20.165435	21.432335	6.28%	3,998
2013	15.113690	20.165435	33.42%	5,807
2012	13.036939	15.113690	15.93%	15,228
2011	13.656746	13.036939	-4.54%	30,629
2010	12.854703	13.656746	6.24%	31,858
2009*	10.000000	12.854703	28.55%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	30.175994	35.538473	17.77%	419
2015	31.624771	30.175994	-4.58%	434
2014	29.522061	31.624771	7.12%	694
2013	22.664722	29.522061	30.26%	1,254
2012	19.708343	22.664722	15.00%	1,758
2011	20.655840	19.708343	-4.59%	2,373
2010	16.718064	20.655840	23.55%	2,583
2009	12.487012	16.718064	33.88%	2,713
2008	20.075698	12.487012	-37.80%	2,635
2007	19.067285	20.075698	5.29%	3,317
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.519510	14.380930	6.37%	1,116
2015	14.220555	13.519510	-4.93%	853
2014	13.982557	14.220555	1.70%	1,233
2013	14.444925	13.982557	-3.20%	841
2012	13.145245	14.444925	9.89%	2,819
2011	12.720750	13.145245	3.34%	5,795
2010	11.749549	12.720750	8.27%	6,722
2009	9.649035	11.749549	21.77%	6,831
2008	11.916606	9.649035	-19.03%	11,510
2007	11.635476	11.916606	2.42%	9,498
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.987045	9.536194	-4.51%	0
2015	10.268527	9.987045	-2.74%	1,703
2014	10.632574	10.268527	-3.42%	3,222
2013	8.969949	10.632574	18.54%	13,426
2012	7.931754	8.969949	13.09%	24,329
2011	8.964302	7.931754	-11.52%	32,883
2010	8.045694	8.964302	11.42%	32,935
2009	6.038060	8.045694	33.25%	45,371
2008*	10.000000	6.038060	-39.62%	47,958

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.314687	13.685193	2.78%	1,054
2015	14.368478	13.314687	-7.33%	981
2014	16.249274	14.368478	-11.57%	1,030
2013	13.711469	16.249274	18.51%	0
2012	11.966235	13.711469	14.58%	0
2011	14.622772	11.966235	-18.17%	0
2010	14.104761	14.622772	3.67%	0
2009	11.124651	14.104761	26.79%	0
2008	21.232533	11.124651	-47.61%	0
2007	21.118567	21.232533	0.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.840824	13.820636	-0.15%	0
2015	13.708690	13.840824	0.96%	620
2014	12.712618	13.708690	7.84%	1,147
2013	9.660589	12.712618	31.59%	4,453
2012	8.496867	9.660589	13.70%	8,200
2011	8.968663	8.496867	-5.26%	13,590
2010	7.941252	8.968663	12.94%	14,743
2009	6.270928	7.941252	26.64%	28,426
2008*	10.000000	6.270928	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.301852	13.976794	13.62%	0
2015	13.012971	12.301852	-5.46%	0
2014	12.057068	13.012971	7.93%	504
2013	9.120782	12.057068	32.19%	2,950
2012	7.923076	9.120782	15.12%	3,172
2011	8.617750	7.923076	-8.06%	3,740
2010	7.807353	8.617750	10.38%	3,636
2009	6.259102	7.807353	24.74%	10,272
2008*	10.000000	6.259102	-37.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.399857	13.913676	3.83%	0
2015	13.734813	13.399857	-2.44%	811
2014	13.526317	13.734813	1.54%	1,651
2013	9.968046	13.526317	35.70%	5,488
2012	8.881687	9.968046	12.23%	11,118
2011	9.494444	8.881687	-6.45%	18,444
2010	7.668251	9.494444	23.81%	18,820
2009	6.181744	7.668251	24.05%	25,155
2008*	10.000000	6.181744	-38.18%	17,575

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.706927	18.083617	15.13%	0
2015	16.520612	15.706927	-4.93%	530
2014	14.420566	16.520612	14.56%	1,130
2013	10.856424	14.420566	32.83%	6,188
2012	9.531795	10.856424	13.90%	12,462
2011	9.967239	9.531795	-4.37%	18,134
2010	8.510135	9.967239	17.12%	18,944
2009	6.662616	8.510135	27.73%	26,561
2008*	10.000000	6.662616	-33.37%	35,657
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	20.642024	21.838250	5.80%	0
2015	20.973774	20.642024	-1.58%	0
2014	20.893389	20.973774	0.38%	24
2013	14.825411	20.893389	40.93%	22
2012	13.390907	14.825411	10.71%	25
2011	13.796402	13.390907	-2.94%	985
2010	11.264231	13.796402	22.48%	445
2009	9.046446	11.264231	24.52%	479
2008	17.284612	9.046446	-47.66%	443
2007	16.125427	17.284612	7.19%	954
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	28.941373	35.593238	22.98%	240
2015	31.546364	28.941373	-8.26%	248
2014	30.181215	31.546364	4.52%	255
2013	22.016351	30.181215	37.09%	0
2012	18.693871	22.016351	17.77%	0
2011	20.195437	18.693871	-7.44%	0
2010	16.310202	20.195437	23.82%	0
2009	13.236995	16.310202	23.22%	0
2008	19.972748	13.236995	-33.72%	0
2007	21.993626	19.972748	-9.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	26.704411	32.039348	19.98%	0
2015	27.804245	26.704411	-3.96%	0
2014	28.243703	27.804245	-1.56%	0
2013	20.525741	28.243703	37.60%	182
2012	18.196320	20.525741	12.80%	217
2011	19.730922	18.196320	-7.78%	250
2010	16.125661	19.730922	22.36%	251
2009	12.252934	16.125661	31.61%	270
2008	20.303718	12.252934	-39.65%	3,995
2007	20.356045	20.303718	-0.26%	3,139

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	20.294666	22.086735	8.83%	0
2015	20.593711	20.294666	-1.45%	1,127
2014	18.812481	20.593711	9.47%	2,049
2013	14.692112	18.812481	28.04%	8,489
2012	13.182567	14.692112	11.45%	14,081
2011	13.414038	13.182567	-1.73%	19,346
2010	12.101367	13.414038	10.85%	20,892
2009	9.844944	12.101367	22.92%	33,601
2008	17.223534	9.844944	-42.84%	40,233
2007	16.307763	17.223534	5.62%	31,439
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.398394	13.010033	4.93%	0
2015	13.424239	12.398394	-7.64%	0
2014	10.662014	13.424239	25.91%	0
2013	10.604401	10.662014	0.54%	0
2012	9.372044	10.604401	13.15%	0
2011	9.019006	9.372044	3.91%	530
2010	7.096102	9.019006	27.10%	530
2009	5.553739	7.096102	27.77%	530
2008*	10.000000	5.553739	-44.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.729155	13.882846	9.06%	0
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.746170	9.779813	0.35%	0
2015	9.989310	9.746170	-2.43%	0
2014	10.153430	9.989310	-1.62%	159
2013	10.360309	10.153430	-2.00%	2,864
2012	10.222898	10.360309	1.34%	6,065
2011	10.307783	10.222898	-0.82%	5,342
2010	10.280127	10.307783	0.27%	6,488
2009	9.803617	10.280127	4.86%	6,046
2008*	10.000000	9.803617	-1.96%	2,564
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.915751	14.101088	18.34%	0
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.355354	13.221437	-1.00%	291
2015	14.195994	13.355354	-5.92%	1,933
2014	15.786737	14.195994	-10.08%	2,903
2013	13.427157	15.786737	17.57%	10,003
2012	11.471486	13.427157	17.05%	17,606
2011	13.379897	11.471486	-14.26%	24,858
2010	12.851162	13.379897	4.11%	21,675
2009*	10.000000	12.851162	28.51%	35,563
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.615025	12.126542	-3.87%	0
2015	12.691716	12.615025	-0.60%	0
2014	13.402824	12.691716	-5.31%	0
2013	11.618211	13.402824	15.36%	0
2012	10.016894	11.618211	15.99%	0
2011	11.670683	10.016894	-14.17%	0
2010	9.769891	11.670683	19.46%	0
2009	7.419065	9.769891	31.69%	0
2008	14.148959	7.419065	-47.56%	0
2007	14.004164	14.148959	1.03%	27,032
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	27.450645	27.994221	1.98%	0
2015	27.763332	27.450645	-1.13%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.516823	9.431108	-0.90%	0
2015	9.703145	9.516823	-1.92%	1,979
2014	9.851201	9.703145	-1.50%	3,038
2013	10.000830	9.851201	-1.50%	4,642
2012	9.766160	10.000830	2.40%	5,574
2011	9.946344	9.766160	-1.81%	9,286
2010	9.649687	9.946344	3.07%	9,493
2009	8.697519	9.649687	10.95%	15,214
2008	10.262231	8.697519	-15.25%	32,646
2007	10.006105	10.262231	2.56%	35,461
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	22.272537	23.956645	7.56%	0
2015	22.856270	22.272537	-2.55%	0
2014	21.150686	22.856270	8.06%	0
2013	15.700284	21.150686	34.72%	0
2012	14.451181	15.700284	8.64%	0
2011	15.229701	14.451181	-5.11%	3,107
2010	12.662147	15.229701	20.28%	3,169
2009	9.841068	12.662147	28.67%	3,282
2008	16.600245	9.841068	-40.72%	3,716
2007	15.758503	16.600245	5.34%	41,331

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	28.180468	27.546915	-2.25%	0
2015	27.765351	28.180468	1.50%	0
2014	27.789621	27.765351	-0.09%	0
2013	22.352306	27.789621	24.33%	0
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
2010	18.609110	21.079535	13.28%	0
2009	13.640261	18.609110	36.43%	0
2008	23.351169	13.640261	-41.59%	0
2007	22.487327	23.351169	3.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.470735	9.853320	4.04%	0
2015	9.921126	9.470735	-4.54%	0
2014	9.887589	9.921126	0.34%	0
2013	10.136893	9.887589	-2.46%	0
2012*	10.000000	10.136893	1.37%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	22.070227	24.049417	8.97%	0
2015	21.864353	22.070227	0.94%	1,493
2014	20.229362	21.864353	8.08%	2,688
2013	15.720688	20.229362	28.68%	10,043
2012	13.771324	15.720688	14.16%	16,971
2011	14.110498	13.771324	-2.40%	23,693
2010	12.443640	14.110498	13.40%	25,484
2009	9.930610	12.443640	25.31%	35,988
2008	16.528218	9.930610	-39.92%	37,621
2007	16.211670	16.528218	1.95%	32,264
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	30.467967	35.101577	15.21%	100
2015	33.141181	30.467967	-8.07%	127
2014	30.318552	33.141181	9.31%	201
2013	22.022269	30.318552	37.67%	194
2012	19.117619	22.022269	15.19%	482
2011	20.003588	19.117619	-4.43%	558
2010	16.604042	20.003588	20.47%	522
2009	12.390383	16.604042	34.01%	549
2008	20.415374	12.390383	-39.31%	10,982
2007	21.150187	20.415374	-3.47%	5,929

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.054938	10.009415	10.54%	0
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.332793	10.410114	0.75%	0
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.851466	10.762842	-0.82%	1,517
2015	11.061140	10.851466	-1.90%	2,248
2014	11.214499	11.061140	-1.37%	3,226
2013	11.481716	11.214499	-2.33%	6,905
2012	11.090916	11.481716	3.52%	8,481
2011	11.215134	11.090916	-1.11%	10,995
2010	10.890926	11.215134	2.98%	10,319
2009*	10.000000	10.890926	8.91%	14,029
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.245476	10.290055	0.44%	0
2015	10.430246	10.245476	-1.77%	912
2014	10.227743	10.430246	1.98%	929
2013	10.666107	10.227743	-4.11%	2,630
2012	9.950190	10.666107	7.20%	1,563
2011*	10.000000	9.950190	-0.50%	5,263

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	17.371676	19.562010	12.61%	0
2015	19.188872	17.371676	-9.47%	0
2014	17.700676	19.188872	8.41%	0
2013	13.325831	17.700676	32.83%	0
2012	11.425755	13.325831	16.63%	0
2011	12.238418	11.425755	-6.64%	0
2010	10.929344	12.238418	11.98%	0
2009	8.599969	10.929344	27.09%	0
2008	14.330172	8.599969	-39.99%	0
2007	15.580207	14.330172	-8.02%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.302995	3.03%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.423940	15.685448	-4.50%	0
2015	16.752808	16.423940	-1.96%	0
2014	18.356394	16.752808	-8.74%	0
2013	14.640290	18.356394	25.38%	0
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
2010	14.003146	15.083820	7.72%	0
2009	11.476504	14.003146	22.02%	0
2008	20.916125	11.476504	-45.13%	0
2007	19.717499	20.916125	6.08%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.298435	26.485092	-12.59%	0
2015	27.516881	30.298435	10.11%	0
2014	21.418935	27.516881	28.47%	0
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.406589	7.607117	40.70%	0
2015	8.298338	5.406589	-34.85%	0
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	0
2012*	10.000000	9.683111	-3.17%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.311412	7.457756	40.41%	0
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	18.057053	18.367564	1.72%	0
2015	19.037241	18.057053	-5.15%	0
2014	17.645802	19.037241	7.89%	0
2013	13.458028	17.645802	31.12%	0
2012	11.822743	13.458028	13.83%	0
2011	12.960734	11.822743	-8.78%	0
2010	11.783906	12.960734	9.99%	0
2009	9.473117	11.783906	24.39%	3,182
2008	15.574157	9.473117	-39.17%	3,182
2007	14.469960	15.574157	7.63%	3,182
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	16.326594	17.210821	5.42%	0
2015	16.471087	16.326594	-0.88%	0
2014	14.250897	16.471087	15.58%	0
2013	12.167851	14.250897	17.12%	0
2012	10.996175	12.167851	10.66%	0
2011	10.547471	10.996175	4.25%	0
2010	9.509741	10.547471	10.91%	0
2009	8.413434	9.509741	13.03%	0
2008	12.123945	8.413434	-30.60%	0
2007	11.511066	12.123945	5.32%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.923602	18.623336	-1.59%	0
2015	19.073189	18.923602	-0.78%	0
2014	18.757475	19.073189	1.68%	0
2013	13.697032	18.757475	36.95%	0
2012	11.621747	13.697032	17.86%	0
2011	12.566927	11.621747	-7.52%	0
2010*	10.000000	12.566927	25.67%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	20.905410	22.053161	5.49%	0
2015	21.987735	20.905410	-4.92%	0
2014	22.889291	21.987735	-3.94%	0
2013	15.562679	22.889291	47.08%	0
2012	14.737338	15.562679	5.60%	0
2011	15.778157	14.737338	-6.60%	0
2010	12.712743	15.778157	24.11%	0
2009	8.507010	12.712743	49.44%	0
2008	14.835096	8.507010	-42.66%	0
2007	13.316020	14.835096	11.41%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.889237	11.014438	1.15%	0
2015	11.275111	10.889237	-3.42%	0
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	22.328487	24.268608	8.69%	0
2015	22.498122	22.328487	-0.75%	0
2014	21.037952	22.498122	6.94%	0
2013	15.974091	21.037952	31.70%	0
2012	13.924644	15.974091	14.72%	0
2011	13.415576	13.924644	3.79%	0
2010	12.154509	13.415576	10.38%	0
2009	10.321322	12.154509	17.76%	0
2008	17.786875	10.321322	-41.97%	0
2007	17.337183	17.786875	2.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	29.604189	36.151786	22.12%	0
2015	32.081516	29.604189	-7.72%	0
2014	30.094214	32.081516	6.60%	0
2013	22.345359	30.094214	34.68%	0
2012	19.277145	22.345359	15.92%	0
2011	21.558803	19.277145	-10.58%	0
2010	17.404316	21.558803	23.87%	0
2009	12.468133	17.404316	39.59%	0
2008	19.832168	12.468133	-37.13%	0
2007	19.965371	19.832168	-0.67%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.005898	12.263923	2.15%	0
2015	12.580243	12.005898	-4.57%	0
2014	12.445969	12.580243	1.08%	0
2013	13.897954	12.445969	-10.45%	0
2012	13.227132	13.897954	5.07%	0
2011	12.096200	13.227132	9.35%	0
2010	11.759923	12.096200	2.86%	0
2009	10.904447	11.759923	7.85%	0
2008	11.323944	10.904447	-3.70%	0
2007	10.570546	11.323944	7.13%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	20.800969	23.041810	10.77%	0
2015	22.602698	20.800969	-7.97%	0
2014	20.563495	22.602698	9.92%	0
2013	15.511181	20.563495	32.57%	0
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
2009	10.717595	12.351094	15.24%	0
2008	16.781597	10.717595	-36.13%	0
2007	17.227078	16.781597	-2.59%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	21.004914	25.224152	20.09%	0
2015	21.811005	21.004914	-3.70%	0
2014	19.176220	21.811005	13.74%	0
2013	15.086477	19.176220	27.11%	0
2012	13.265997	15.086477	13.72%	0
2011	13.672148	13.265997	-2.97%	0
2010	11.743771	13.672148	16.42%	0
2009	9.246206	11.743771	27.01%	0
2008	12.517607	9.246206	-26.13%	0
2007	13.112239	12.517607	-4.53%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.711073	11.028971	13.57%	0
2015*	10.000000	9.711073	-2.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.147346	14.370787	1.58%	0
2015	14.604440	14.147346	-3.13%	0
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
2010	12.002530	12.891017	7.40%	0
2009*	10.000000	12.002530	20.03%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.167159	10.120520	10.40%	0
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.738966	9.764507	0.26%	0
2015*	10.000000	9.738966	-2.61%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.506070	14.759511	28.28%	0
2015	12.571343	11.506070	-8.47%	0
2014	12.164147	12.571343	3.35%	0
2013*	10.000000	12.164147	21.64%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.327421	11.642314	12.73%	0
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	30.267585	37.238827	23.03%	0
2015	31.670493	30.267585	-4.43%	0
2014	30.789499	31.670493	2.86%	0
2013	22.361237	30.789499	37.69%	0
2012	19.745389	22.361237	13.25%	0
2011	20.065456	19.745389	-1.60%	0
2010	16.296904	20.065456	23.12%	0
2009	13.321224	16.296904	22.34%	0
2008	19.706561	13.321224	-32.40%	0
2007	20.274828	19.706561	-2.80%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	22.648487	24.698588	9.05%	0
2015	22.946860	22.648487	-1.30%	0
2014	20.733991	22.946860	10.67%	0
2013	16.088443	20.733991	28.88%	0
2012	14.239301	16.088443	12.99%	0
2011	14.319483	14.239301	-0.56%	0
2010	12.776566	14.319483	12.08%	0
2009	10.359253	12.776566	23.33%	0
2008	16.891228	10.359253	-38.67%	0
2007	16.443643	16.891228	2.72%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	19.716437	20.766536	5.33%	0
2015	20.711751	19.716437	-4.81%	0
2014	19.630402	20.711751	5.51%	0
2013	16.603702	19.630402	18.23%	0
2012	15.407401	16.603702	7.76%	0
2011	14.479739	15.407401	6.41%	1,004
2010	12.862524	14.479739	12.57%	925
2009	10.754509	12.862524	19.60%	771
2008	15.639524	10.754509	-31.24%	577
2007	14.959996	15.639524	4.54%	576
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	17.593220	20.106470	14.29%	0
2015	18.445080	17.593220	-4.62%	0
2014	18.604560	18.445080	-0.86%	0
2013	12.827662	18.604560	45.03%	0
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
2009	8.230704	10.128659	23.06%	0
2008	13.517843	8.230704	-39.11%	0
2007	15.573272	13.517843	-13.20%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.546908	10.177945	6.61%	0
2015	9.854448	9.546908	-3.12%	0
2014	10.013671	9.854448	-1.59%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	13.767643	12.868785	-6.53%	0
2015	15.037798	13.767643	-8.45%	0
2014	15.575496	15.037798	-3.45%	0
2013	13.708638	15.575496	13.62%	0
2012	12.733773	13.708638	7.66%	0
2011	13.771667	12.733773	-7.54%	0
2010	12.454039	13.771667	10.58%	0
2009	11.237033	12.454039	10.83%	0
2008	16.328535	11.237033	-31.18%	0
2007	15.221663	16.328535	7.27%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	12.472101	12.635724	1.31%	0
2015	12.802410	12.472101	-2.58%	0
2014	12.639696	12.802410	1.29%	0
2013	12.821216	12.639696	-1.42%	0
2012	11.972641	12.821216	7.09%	0
2011	11.996204	11.972641	-0.20%	0
2010	11.322034	11.996204	5.95%	0
2009	9.629755	11.322034	17.57%	0
2008	10.645376	9.629755	-9.54%	0
2007	10.348611	10.645376	2.87%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.845145	14.256890	2.97%	0
2015	14.224830	13.845145	-2.67%	0
2014	13.949939	14.224830	1.97%	0
2013	12.594405	13.949939	10.76%	0
2012	11.535594	12.594405	9.18%	0
2011	11.839105	11.535594	-2.56%	0
2010	10.750376	11.839105	10.13%	0
2009	8.863343	10.750376	21.29%	0
2008	12.104909	8.863343	-26.78%	0
2007	11.411221	12.104909	6.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.365494	14.873202	3.53%	2,333
2015	14.748866	14.365494	-2.60%	2,335
2014	14.410713	14.748866	2.35%	2,337
2013	12.735999	14.410713	13.15%	2,339
2012	11.511808	12.735999	10.63%	2,342
2011	11.912123	11.511808	-3.36%	4,572
2010	10.647943	11.912123	11.87%	0
2009	8.465223	10.647943	25.78%	0
2008	12.874364	8.465223	-34.25%	0
2007	11.966082	12.874364	7.59%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.980220	15.593387	4.09%	0
2015	15.390919	14.980220	-2.67%	0
2014	15.016813	15.390919	2.49%	0
2013	12.640493	15.016813	18.80%	0
2012	11.216070	12.640493	12.70%	0
2011	11.795751	11.216070	-4.91%	0
2010	10.401840	11.795751	13.40%	0
2009	8.103739	10.401840	28.36%	0
2008	13.395425	8.103739	-39.50%	0
2007	12.325627	13.395425	8.68%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.375787	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.436234	16.247100	30.64%	0
2015	16.037774	12.436234	-22.46%	0
2014	18.789202	16.037774	-14.64%	0
2013	15.467253	18.789202	21.48%	0
2012	15.093369	15.467253	2.48%	0
2011	16.270402	15.093369	-7.23%	0
2010	13.954374	16.270402	16.60%	0
2009	9.663708	13.954374	44.40%	0
2008	21.661696	9.663708	-55.39%	0
2007	15.201743	21.661696	42.49%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	19.997803	23.034602	15.19%	0
2015	21.341819	19.997803	-6.30%	0
2014	20.105852	21.341819	6.15%	0
2013	16.074337	20.105852	25.08%	0
2012	14.034687	16.074337	14.53%	0
2011	14.249134	14.034687	-1.50%	0
2010	12.671706	14.249134	12.45%	0
2009	9.970573	12.671706	27.09%	0
2008	17.818898	9.970573	-44.04%	0
2007	17.983758	17.818898	-0.92%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.197988	11.98%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	24.016745	23.631016	-1.61%	131
2015	22.959261	24.016745	4.61%	135
2014	21.136011	22.959261	8.63%	138
2013	15.882414	21.136011	33.08%	151
2012	14.188613	15.882414	11.94%	166
2011	14.504432	14.188613	-2.18%	0
2010	11.967217	14.504432	21.20%	0
2009	9.557413	11.967217	25.21%	0
2008	18.537976	9.557413	-48.44%	0
2007	14.959285	18.537976	23.92%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.621001	12.903428	2.24%	3,306
2015	13.008876	12.621001	-2.98%	3,494
2014	12.587552	13.008876	3.35%	3,772
2013	13.135777	12.587552	-4.17%	3,922
2012	12.712726	13.135777	3.33%	4,430
2011	12.137372	12.712726	4.74%	4,463
2010	11.533473	12.137372	5.24%	431
2009	10.207763	11.533473	12.99%	0
2008	10.806111	10.207763	-5.54%	0
2007	10.611436	10.806111	1.83%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	32.895161	36.027917	9.52%	0
2015	34.174658	32.895161	-3.74%	0
2014	32.938845	34.174658	3.75%	0
2013	24.775344	32.938845	32.95%	0
2012	22.102308	24.775344	12.09%	0
2011	25.336905	22.102308	-12.77%	682
2010	20.139013	25.336905	25.81%	634
2009	14.727075	20.139013	36.75%	542
2008	24.922137	14.727075	-40.91%	413
2007	22.085204	24.922137	12.85%	418
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	20.587144	19.084347	-7.30%	0
2015	20.368144	20.587144	1.08%	0
2014	22.699114	20.368144	-10.27%	0
2013	17.821438	22.699114	27.37%	0
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
2009	13.718520	16.943204	23.51%	0
2008	25.018905	13.718520	-45.17%	0
2007	21.846147	25.018905	14.52%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	27.277298	29.167317	6.93%	0
2015	28.795441	27.277298	-5.27%	0
2014	27.628709	28.795441	4.22%	0
2013	21.688856	27.628709	27.39%	0
2012	17.445015	21.688856	24.33%	0
2011	19.599000	17.445015	-10.99%	0
2010	15.853676	19.599000	23.62%	0
2009	10.309761	15.853676	53.77%	0
2008	21.630269	10.309761	-52.34%	0
2007	20.967279	21.630269	3.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.969412	12.149059	10.75%	0
2015	11.953176	10.969412	-8.23%	0
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.953262	14.453121	11.58%	0
2015	14.242671	12.953262	-9.05%	0
2014	13.913401	14.242671	2.37%	0
2013	12.479263	13.913401	11.49%	0
2012	11.321632	12.479263	10.22%	0
2011	11.300407	11.321632	0.19%	0
2010	10.249637	11.300407	10.25%	0
2009	7.724985	10.249637	32.68%	0
2008	11.223320	7.724985	-31.17%	0
2007	11.055909	11.223320	1.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	21.976001	24.954741	13.55%	0
2015	23.309221	21.976001	-5.72%	0
2014	21.910146	23.309221	6.39%	0
2013	17.265403	21.910146	26.90%	0
2012	15.760427	17.265403	9.55%	0
2011	15.194446	15.760427	3.72%	956
2010	12.870931	15.194446	18.05%	880
2009	11.209544	12.870931	14.82%	732
2008	15.714970	11.209544	-28.67%	540
2007	16.505853	15.714970	-4.79%	534

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	27.194497	34.645022	27.40%	446
2015	30.008931	27.194497	-9.38%	541
2014	30.494332	30.008931	-1.59%	564
2013	22.874618	30.494332	33.31%	565
2012	19.747243	22.874618	15.84%	890
2011	20.968819	19.747243	-5.83%	1,148
2010	16.712457	20.968819	25.47%	83
2009	13.224120	16.712457	26.38%	0
2008	20.177183	13.224120	-34.46%	0
2007	21.125864	20.177183	-4.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.310217	8.401248	14.92%	0
2015	9.292655	7.310217	-21.33%	0
2014*	10.000000	9.292655	-7.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	18.459966	19.360291	4.88%	0
2015	20.175705	18.459966	-8.50%	0
2014	23.202028	20.175705	-13.04%	0
2013	19.282292	23.202028	20.33%	0
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
2010	17.968563	19.060655	6.08%	0
2009	13.399730	17.968563	34.10%	0
2008	22.969250	13.399730	-41.66%	0
2007	20.333594	22.969250	12.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.048141	9.114324	0.73%	0
2015	9.662976	9.048141	-6.36%	0
2014	9.697542	9.662976	-0.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.587253	10.809643	2.10%	0
2015	11.488218	10.587253	-7.84%	0
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.054385	9.791217	-2.62%	0
2015	10.088773	10.054385	-0.34%	0
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.230801	14.206544	-0.17%	0
2015	13.883995	14.230801	2.50%	0
2014	13.117540	13.883995	5.84%	0
2013	9.589447	13.117540	36.79%	0
2012*	10.000000	9.589447	-4.11%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.882435	13.158174	10.74%	0
2015	12.686635	11.882435	-6.34%	0
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.485313	13.271673	-1.58%	0
2015	13.639549	13.485313	-1.13%	0
2014	12.943693	13.639549	5.38%	0
2013	9.683468	12.943693	33.67%	0
2012*	10.000000	9.683468	-3.17%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.516544	12.887018	-4.66%	0
2015	15.071585	13.516544	-10.32%	0
2014	16.258919	15.071585	-7.30%	0
2013	13.278794	16.258919	22.44%	0
2012	11.387526	13.278794	16.61%	0
2011	12.540990	11.387526	-9.20%	0
2010	11.793245	12.540990	6.34%	0
2009*	10.000000	11.793245	17.93%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.606145	12.058784	13.70%	0
2015	11.593376	10.606145	-8.52%	0
2014	11.626646	11.593376	-0.29%	0
2013	10.753052	11.626646	8.12%	0
2012*	10.000000	10.753052	7.53%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.385199	12.860821	3.84%	0
2015	13.433879	12.385199	-7.81%	0
2014	12.727484	13.433879	5.55%	0
2013	10.010170	12.727484	27.15%	0
2012*	10.000000	10.010170	0.10%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	21.383830	21.830064	2.09%	0
2015	21.764357	21.383830	-1.75%	0
2014	20.549593	21.764357	5.91%	0
2013	17.529631	20.549593	17.23%	0
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
2010	15.059825	15.932725	5.80%	0
2009	12.255381	15.059825	22.88%	0
2008	14.921164	12.255381	-17.87%	0
2007	13.828220	14.921164	7.90%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.729662	9.732570	0.03%	0
2015*	10.000000	9.729662	-2.70%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	29.977540	29.904584	-0.24%	0
2015	27.369044	29.977540	9.53%	0
2014	25.786819	27.369044	6.14%	0
2013	20.134433	25.786819	28.07%	0
2012	16.613905	20.134433	21.19%	0
2011	18.244750	16.613905	-8.94%	0
2010	17.510807	18.244750	4.19%	0
2009	12.255874	17.510807	42.88%	0
2008	22.492026	12.255874	-45.51%	0
2007	16.824912	22.492026	33.68%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.372584	16.012636	11.41%	0
2015	14.036304	14.372584	2.40%	0
2014	13.118419	14.036304	7.00%	0
2013	9.902057	13.118419	32.48%	0
2012*	10.000000	9.902057	-0.98%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	24.323641	22.205458	-8.71%	0
2015	27.258392	24.323641	-10.77%	0
2014	31.692977	27.258392	-13.99%	0
2013	28.341566	31.692977	11.83%	0
2012	25.592595	28.341566	10.74%	0
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	0
2009	18.033045	31.598080	75.22%	0
2008	38.580923	18.033045	-53.26%	0
2007	30.802441	38.580923	25.25%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.143017	8.442430	18.19%	0
2015	9.131560	7.143017	-21.78%	0
2014	9.786067	9.131560	-6.69%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.917428	-0.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.178962	12.966452	6.47%	0
2015	12.719544	12.178962	-4.25%	0
2014	14.052265	12.719544	-9.48%	0
2013	10.169223	14.052265	38.18%	0
2012*	10.000000	10.169223	1.69%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	24.898953	27.721655	11.34%	1,191
2015	25.685975	24.898953	-3.06%	1,356
2014	23.820115	25.685975	7.83%	1,467
2013	17.952750	23.820115	32.68%	1,652
2012	15.833392	17.952750	13.39%	2,366
2011	16.256404	15.833392	-2.60%	2,987
2010	14.937872	16.256404	8.83%	241
2009	12.467076	14.937872	19.82%	0
2008	18.944360	12.467076	-34.19%	0
2007	17.996291	18.944360	5.27%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.983190	15.225177	1.62%	0
2015	14.402140	14.983190	4.03%	0
2014	14.553727	14.402140	-1.04%	0
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.674986	10.020623	3.57%	0
2015*	10.000000	9.674986	-3.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.680061	12.099402	3.59%	0
2015	12.036895	11.680061	-2.96%	0
2014	11.436161	12.036895	5.25%	0
2013	11.755656	11.436161	-2.72%	0
2012	11.003070	11.755656	6.84%	0
2011	10.667727	11.003070	3.14%	0
2010	10.202356	10.667727	4.56%	0
2009	9.532302	10.202356	7.03%	0
2008	10.879266	9.532302	-12.38%	0
2007	10.568123	10.879266	2.94%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	19.889548	21.522470	8.21%	0
2015	20.568384	19.889548	-3.30%	0
2014	20.429852	20.568384	0.68%	0
2013	22.882556	20.429852	-10.72%	0
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
2009	13.874525	17.664608	27.32%	0
2008	16.677832	13.874525	-16.81%	0
2007	16.021737	16.677832	4.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.178353	9.200867	12.50%	0
2015*	10.000000	8.178353	-18.22%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.736950	16.007880	8.62%	0
2015	16.223591	14.736950	-9.16%	0
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	0
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
2010*	10.000000	11.272959	12.73%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.080778	23.622064	17.64%	0
2015	21.475997	20.080778	-6.50%	0
2014	19.431838	21.475997	10.52%	0
2013	15.081830	19.431838	28.84%	0
2012	13.468372	15.081830	11.98%	0
2011	13.697071	13.468372	-1.67%	0
2010	12.370863	13.697071	10.72%	0
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.459339	14.356105	6.66%	111,683
2015	13.621024	13.459339	-1.19%	124,833
2014	13.258642	13.621024	2.73%	136,323
2013	10.990690	13.258642	20.64%	137,758
2012	9.707105	10.990690	13.22%	177,171
2011	9.828613	9.707105	-1.24%	95,806
2010	8.966848	9.828613	9.61%	75,753
2009	7.425270	8.966848	20.76%	62,841
2008	10.806270	7.425270	-31.29%	25,337
2007	10.405944	10.806270	3.85%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.671398	10.719359	0.45%	20,467
2015	10.931131	10.671398	-2.38%	29,686
2014	10.641514	10.931131	2.72%	41,088
2013	11.162660	10.641514	-4.67%	37,985
2012	10.868716	11.162660	2.70%	77,012
2011	10.505524	10.868716	3.46%	75,979
2010	10.129525	10.505524	3.71%	64,033
2009	9.230548	10.129525	9.74%	52,614
2008	10.466687	9.230548	-11.81%	19,914
2007	10.388122	10.466687	0.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.019315	14.724805	-1.96%	0
2015	14.406712	15.019315	4.25%	0
2014	14.457887	14.406712	-0.35%	0
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	0
2011	10.834550	9.615008	-11.26%	0
2010	9.948218	10.834550	8.91%	0
2009	7.179740	9.948218	38.56%	0
2008	11.957998	7.179740	-39.96%	0
2007	10.686985	11.957998	11.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.346869	15.311760	6.73%	0
2015	13.776670	14.346869	4.14%	0
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	0
2011	9.588362	8.942733	-6.73%	0
2010	8.290539	9.588362	15.65%	0
2009	6.105029	8.290539	35.80%	0
2008	11.184549	6.105029	-45.42%	0
2007	10.216091	11.184549	9.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.479772	13.566221	8.71%	18,196
2015	12.616898	12.479772	-1.09%	26,892
2014	11.697730	12.616898	7.86%	39,219
2013	8.990572	11.697730	30.11%	38,775
2012	7.849255	8.990572	14.54%	100,845
2011	8.204802	7.849255	-4.33%	108,326
2010	7.555705	8.204802	8.59%	92,628
2009	5.908398	7.555705	27.88%	75,613
2008	9.749596	5.908398	-39.40%	30,235
2007*	10.000000	9.749596	-2.50%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	21.096566	24.272186	15.05%	319
2015	23.062893	21.096566	-8.53%	353
2014	21.638154	23.062893	6.58%	350
2013	16.343914	21.638154	32.39%	404
2012	14.135318	16.343914	15.62%	590
2011	14.823207	14.135318	-4.64%	746
2010	13.121885	14.823207	12.97%	59
2009	10.454779	13.121885	25.51%	0
2008	17.019524	10.454779	-38.57%	0
2007	17.861184	17.019524	-4.71%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.241315	9.312181	0.77%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.781102	11.751322	9.00%	0
2015	11.377433	10.781102	-5.24%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.618948	11.302503	6.44%	0
2015	11.046898	10.618948	-3.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	17.779282	19.861050	11.71%	0
2015	18.656443	17.779282	-4.70%	0
2014	18.592204	18.656443	0.35%	0
2013	17.745673	18.592204	4.77%	0
2012	15.831907	17.745673	12.09%	0
2011	15.583969	15.831907	1.59%	0
2010	14.074796	15.583969	10.72%	0
2009	9.851999	14.074796	42.86%	0
2008	13.982184	9.851999	-29.54%	0
2007	13.856713	13.982184	0.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.011599	13.345990	11.11%	0
2015	12.423731	12.011599	-3.32%	0
2014	11.915168	12.423731	4.27%	0
2013	8.483640	11.915168	40.45%	0
2012	7.421099	8.483640	14.32%	0
2011	8.584485	7.421099	-13.55%	0
2010	7.603174	8.584485	12.91%	0
2009	5.079792	7.603174	49.67%	0
2008*	10.000000	5.079792	-49.20%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.931710	15.011151	7.75%	2,255
2015	14.297649	13.931710	-2.56%	2,498
2014	13.222171	14.297649	8.13%	2,664
2013	9.752647	13.222171	35.58%	2,975
2012	8.948768	9.752647	8.98%	4,329
2011	9.453736	8.948768	-5.34%	4,682
2010	7.818986	9.453736	20.91%	369
2009	6.087288	7.818986	28.45%	0
2008*	10.000000	6.087288	-39.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.653981	12.357908	6.04%	0
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.597835	12.042402	3.83%	76,882
2015	11.979598	11.597835	-3.19%	93,427
2014	11.738363	11.979598	2.06%	101,376
2013	10.462682	11.738363	12.19%	137,000
2012	9.628146	10.462682	8.67%	306,558
2011	9.973398	9.628146	-3.46%	277,647
2010	9.231775	9.973398	8.03%	220,411
2009	7.873896	9.231775	17.25%	183,355
2008*	10.000000	7.873896	-21.26%	1,222
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.787153	12.378948	5.02%	0
2015	12.208387	11.787153	-3.45%	0
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	5,436
2012	9.033388	10.044574	11.19%	5,436
2011	9.561116	9.033388	-5.52%	22,271
2010	8.693971	9.561116	9.97%	22,271
2009	7.155840	8.693971	21.49%	0
2008*	10.000000	7.155840	-28.44%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.969941	11.229913	2.37%	12,047
2015	11.293880	10.969941	-2.87%	12,388
2014	11.169368	11.293880	1.11%	26,042
2013	10.878184	11.169368	2.68%	27,414
2012	10.342256	10.878184	5.18%	39,213
2011	10.421908	10.342256	-0.76%	37,252
2010	9.972650	10.421908	4.50%	14,643
2009	9.017623	9.972650	10.59%	462
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.085979	10.418161	3.29%	0
2015	10.770090	10.085979	-6.35%	0
2014	10.763473	10.770090	0.06%	0
2013*	10.000000	10.763473	7.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.029050	10.423700	3.94%	0
2015	10.774906	10.029050	-6.92%	0
2014	10.901196	10.774906	-1.16%	0
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.719853	12.241457	4.45%	98,673
2015	12.106433	11.719853	-3.19%	90,366
2014	11.831720	12.106433	2.32%	106,010
2013	10.264140	11.831720	15.27%	128,654
2012	9.335399	10.264140	9.95%	134,993
2011	9.767952	9.335399	-4.43%	171,398
2010	8.963277	9.767952	8.98%	30,886
2009	7.511606	8.963277	19.33%	0
2008*	10.000000	7.511606	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.702050	12.320440	5.28%	38,385
2015	12.142278	11.702050	-3.63%	38,385
2014	11.867707	12.142278	2.31%	60,828
2013	9.759166	11.867707	21.61%	60,828
2012	8.704464	9.759166	12.12%	11,688
2011	9.331274	8.704464	-6.72%	11,691
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.431632	11.857478	3.73%	24,321
2015	11.808623	11.431632	-3.19%	24,888
2014	11.594761	11.808623	1.84%	94,394
2013	10.652325	11.594761	8.85%	117,606
2012	9.893273	10.652325	7.67%	124,544
2011	10.137580	9.893273	-2.41%	133,774
2010	9.501879	10.137580	6.69%	103,728
2009	8.251709	9.501879	15.15%	5,712
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.294355	11.605378	2.75%	2,501
2015	11.645063	11.294355	-3.01%	2,639
2014	11.368969	11.645063	2.43%	2,829
2013	11.871478	11.368969	-4.23%	2,954
2012	11.288265	11.871478	5.17%	3,337
2011	10.858224	11.288265	3.96%	3,344
2010	10.392365	10.858224	4.48%	321
2009	9.780422	10.392365	6.26%	0
2008*	10.000000	9.780422	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.283974	12.421582	1.12%	134
2015	12.619173	12.283974	-2.66%	133
2014	12.296182	12.619173	2.63%	134
2013	12.829222	12.296182	-4.15%	132
2012	12.240525	12.829222	4.81%	116
2011	11.795397	12.240525	3.77%	0
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
2008*	10.000000	9.786216	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	23.038728	24.230819	5.17%	0
2015	28.108133	23.038728	-18.04%	0
2014	30.472073	28.108133	-7.76%	0
2013	31.008677	30.472073	-1.73%	0
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	0
2009	19.759512	31.532852	59.58%	0
2008	48.003108	19.759512	-58.84%	0
2007	33.791817	48.003108	42.06%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.689619	11.523812	-1.42%	2,485
2015	11.959489	11.689619	-2.26%	2,550
2014	11.688212	11.959489	2.32%	2,781
2013	12.449973	11.688212	-6.12%	2,844
2012	12.346802	12.449973	0.84%	3,143
2011	11.763830	12.346802	4.96%	3,048
2010	11.473635	11.763830	2.53%	296
2009	11.418724	11.473635	0.48%	0
2008	10.833282	11.418724	5.40%	0
2007	10.332904	10.833282	4.84%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.790365	8.602538	-2.14%	5,444
2015	8.983507	8.790365	-2.15%	5,427
2014	9.180892	8.983507	-2.15%	5,427
2013	9.382613	9.180892	-2.15%	5,414
2012	9.589344	9.382613	-2.16%	5,388
2011	9.799448	9.589344	-2.14%	5,178
2010	10.014756	9.799448	-2.15%	0
2009	10.230509	10.014756	-2.11%	0
2008	10.244899	10.230509	-0.14%	0
2007	9.992347	10.244899	2.53%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.989281	7.867512	-1.52%	0
2015	8.436587	7.989281	-5.30%	0
2014	8.684487	8.436587	-2.85%	0
2013	7.549373	8.684487	15.04%	0
2012	6.696046	7.549373	12.74%	0
2011	7.603263	6.696046	-11.93%	0
2010	6.876080	7.603263	10.58%	0
2009	5.428443	6.876080	26.67%	0
2008*	10.000000	5.428443	-45.72%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.810672	8.666856	-1.63%	0
2015	9.131144	8.810672	-3.51%	0
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	0
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0
2010	8.104100	8.516680	5.09%	0
2009	6.439806	8.104100	25.84%	0
2008	11.565008	6.439806	-44.32%	0
2007	10.805966	11.565008	7.02%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	21.749160	23.297886	7.12%	9,652
2015	22.451176	21.749160	-3.13%	9,653
2014	21.854938	22.451176	2.73%	9,654
2013	17.552359	21.854938	24.51%	9,656
2012	15.477474	17.552359	13.41%	7,171
2011	16.464175	15.477474	-5.99%	296
2010	14.678362	16.464175	12.17%	0
2009	11.792638	14.678362	24.47%	0
2008	19.083119	11.792638	-38.20%	0
2007	18.407926	19.083119	3.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.451064	15.032484	4.02%	113,616
2015	14.794290	14.451064	-2.32%	119,895
2014	14.456487	14.794290	2.34%	202,967
2013	13.025523	14.456487	10.99%	276,758
2012	12.170096	13.025523	7.03%	338,216
2011	12.327843	12.170096	-1.28%	294,469
2010	11.472614	12.327843	7.45%	234,118
2009*	10.000000	11.472614	14.73%	41,983
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.448610	17.341670	5.43%	7,559
2015	16.899940	16.448610	-2.67%	47,960
2014	16.415705	16.899940	2.95%	48,526
2013	14.039375	16.415705	16.93%	49,104
2012	12.782689	14.039375	9.83%	49,738
2011	13.186361	12.782689	-3.06%	50,449
2010	12.028785	13.186361	9.62%	51,178
2009*	10.000000	12.028785	20.29%	16,395
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.777624	13.036782	2.03%	5,003
2015	13.023907	12.777624	-1.89%	5,254
2014	12.811652	13.023907	1.66%	16,320
2013	12.489681	12.811652	2.58%	22,462
2012	12.136632	12.489681	2.91%	39,843
2011	12.049500	12.136632	0.72%	42,791
2010	11.628939	12.049500	3.62%	21,241
2009	10.894700	11.628939	6.74%	0
2008	11.847685	10.894700	-8.04%	0
2007	11.491072	11.847685	3.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.060490	10.406707	3.44%	0
2015	10.625969	10.060490	-5.32%	0
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.998183	10.463874	4.66%	0
2015	10.638651	9.998183	-6.02%	0
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	17.479615	18.326645	4.85%	134,212
2015	17.923691	17.479615	-2.48%	169,410
2014	17.415214	17.923691	2.92%	239,560
2013	15.260369	17.415214	14.12%	245,644
2012	14.074710	15.260369	8.42%	296,595
2011	14.389123	14.074710	-2.19%	288,639
2010	13.258157	14.389123	8.53%	92,243
2009	11.373158	13.258157	16.57%	84,587
2008	15.133667	11.373158	-24.85%	77,995
2007	14.639493	15.133667	3.38%	26,523
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	19.968070	21.197228	6.16%	29,526
2015	20.556890	19.968070	-2.86%	29,533
2014	20.016368	20.556890	2.70%	28,940
2013	16.715505	20.016368	19.75%	17,202
2012	15.017217	16.715505	11.31%	17,882
2011	15.679972	15.017217	-4.23%	10,419
2010	14.201595	15.679972	10.41%	2,124
2009	11.667610	14.201595	21.72%	2,936
2008	17.380205	11.667610	-32.87%	3,367
2007	16.734925	17.380205	3.86%	22,787
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.204169	15.726681	3.44%	8,348
2015	15.543013	15.204169	-2.18%	8,665
2014	15.165754	15.543013	2.49%	31,423
2013	14.026830	15.165754	8.12%	49,729
2012	13.268954	14.026830	5.71%	98,371
2011	13.285812	13.268954	-0.13%	120,333
2010	12.512027	13.285812	6.18%	113,123
2009	11.161635	12.512027	12.10%	93,695
2008	13.426978	11.161635	-16.87%	56,946
2007	12.963992	13.426978	3.57%	2,180
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.919384	22.162481	1.11%	0
2015	21.370417	21.919384	2.57%	0
2014	20.117464	21.370417	6.23%	0
2013	15.085423	20.117464	33.36%	0
2012	13.019223	15.085423	15.87%	0
2011	13.645142	13.019223	-4.59%	1,102
2010	12.850326	13.645142	6.19%	1,015
2009*	10.000000	12.850326	28.50%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.474028	10.063345	6.22%	0
2015	9.904787	9.474028	-4.35%	0
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.897031	10.657696	7.69%	0
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	29.978156	35.287508	17.71%	0
2015	31.433486	29.978156	-4.63%	0
2014	29.358496	31.433486	7.07%	0
2013	22.550669	29.358496	30.19%	0
2012	19.619205	22.550669	14.94%	0
2011	20.572894	19.619205	-4.64%	0
2010	16.659428	20.572894	23.49%	0
2009	12.449566	16.659428	33.82%	0
2008	20.025742	12.449566	-37.83%	0
2007	19.029607	20.025742	5.23%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.430901	14.279389	6.32%	118
2015	14.134577	13.430901	-4.98%	122
2014	13.905116	14.134577	1.65%	118
2013	14.372269	13.905116	-3.25%	117
2012	13.085829	14.372269	9.83%	105
2011	12.669703	13.085829	3.28%	0
2010	11.708373	12.669703	8.21%	0
2009	9.620128	11.708373	21.71%	0
2008	11.886963	9.620128	-19.07%	0
2007	11.612491	11.886963	2.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.948025	9.494091	-4.56%	2,223
2015	10.233633	9.948025	-2.79%	2,370
2014	10.601854	10.233633	-3.47%	2,406
2013	8.948602	10.601854	18.47%	2,486
2012	7.916925	8.948602	13.03%	3,381
2011	8.952102	7.916925	-11.56%	3,831
2010	8.038841	8.952102	11.36%	292
2009	6.035998	8.038841	33.18%	0
2008*	10.000000	6.035998	-39.64%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.228809	13.589991	2.73%	132
2015	14.283110	13.228809	-7.38%	127
2014	16.160982	14.283110	-11.62%	112
2013	13.643935	16.160982	18.45%	0
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	0
2009	11.092494	14.056808	26.72%	0
2008	21.181995	11.092494	-47.63%	0
2007	21.079128	21.181995	0.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.786714	13.759602	-0.20%	760
2015	13.662073	13.786714	0.91%	820
2014	12.675861	13.662073	7.78%	910
2013	9.637576	12.675861	31.53%	1,039
2012	8.480971	9.637576	13.64%	1,444
2011	8.956444	8.480971	-5.31%	1,811
2010	7.934473	8.956444	12.88%	146
2009	6.268781	7.934473	26.57%	0
2008*	10.000000	6.268781	-37.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.253720	13.915025	13.56%	0
2015	12.968676	12.253720	-5.51%	0
2014	12.022173	12.968676	7.87%	0
2013	9.099031	12.022173	32.13%	0
2012	7.908241	9.099031	15.06%	0
2011	8.606015	7.908241	-8.11%	0
2010	7.800703	8.606015	10.32%	0
2009	6.256962	7.800703	24.67%	0
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.347436	13.852181	3.78%	1,237
2015	13.688071	13.347436	-2.49%	1,280
2014	13.487189	13.688071	1.49%	1,460
2013	9.944282	13.487189	35.63%	1,474
2012	8.865053	9.944282	12.17%	2,143
2011	9.481495	8.865053	-6.50%	2,384
2010	7.661708	9.481495	23.75%	184
2009	6.179627	7.661708	23.98%	0
2008*	10.000000	6.179627	-38.20%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.645570	18.003799	15.07%	616
2015	16.464495	15.645570	-4.97%	702
2014	14.378908	16.464495	14.50%	780
2013	10.830592	14.378908	32.76%	891
2012	9.513974	10.830592	13.84%	1,354
2011	9.953671	9.513974	-4.42%	1,669
2010	8.502885	9.953671	17.06%	131
2009	6.660337	8.502885	27.66%	0
2008*	10.000000	6.660337	-33.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	20.506683	21.684027	5.74%	0
2015	20.846898	20.506683	-1.63%	0
2014	20.777610	20.846898	0.33%	0
2013	14.750783	20.777610	40.86%	0
2012	13.330323	14.750783	10.66%	0
2011	13.740977	13.330323	-2.99%	0
2010	11.224708	13.740977	22.42%	0
2009	9.019312	11.224708	24.45%	0
2008	17.241595	9.019312	-47.69%	0
2007	16.093557	17.241595	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	28.751638	35.341883	22.92%	28
2015	31.355557	28.751638	-8.30%	29
2014	30.013992	31.355557	4.47%	30
2013	21.905542	30.013992	37.02%	29
2012	18.609309	21.905542	17.71%	35
2011	20.114343	18.609309	-7.48%	0
2010	16.253001	20.114343	23.76%	0
2009	13.197321	16.253001	23.15%	0
2008	19.923089	13.197321	-33.76%	0
2007	21.950219	19.923089	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	26.529328	31.813092	19.92%	0
2015	27.636056	26.529328	-4.00%	0
2014	28.087212	27.636056	-1.61%	0
2013	20.422430	28.087212	37.53%	0
2012	18.114007	20.422430	12.74%	0
2011	19.651678	18.114007	-7.82%	530
2010	16.069084	19.651678	22.29%	489
2009	12.216178	16.069084	31.54%	409
2008	20.253200	12.216178	-39.68%	299
2007	20.315831	20.253200	-0.31%	293

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	20.161635	21.930781	8.77%	1,332
2015	20.469179	20.161635	-1.50%	1,495
2014	18.708276	20.469179	9.41%	1,600
2013	14.618193	18.708276	27.98%	1,844
2012	13.122958	14.618193	11.39%	2,610
2011	13.360187	13.122958	-1.78%	3,224
2010	12.058938	13.360187	10.79%	261
2009	9.815428	12.058938	22.86%	0
2008	17.180693	9.815428	-42.87%	0
2007	16.275551	17.180693	5.56%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.349912	12.952559	4.88%	0
2015	13.378579	12.349912	-7.69%	0
2014	10.631183	13.378579	25.84%	0
2013	10.579126	10.631183	0.49%	0
2012	9.354492	10.579126	13.09%	0
2011	9.006700	9.354492	3.86%	0
2010	7.090025	9.006700	27.03%	0
2009	5.551826	7.090025	27.71%	0
2008*	10.000000	5.551826	-44.48%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.711821	13.856881	9.01%	0
2015	12.869785	12.711821	-1.23%	0
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.708053	9.736599	0.29%	0
2015	9.955337	9.708053	-2.48%	0
2014	10.124076	9.955337	-1.67%	0
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	0
2010	10.271377	10.293761	0.22%	0
2009	9.800278	10.271377	4.81%	0
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.899530	14.074715	18.28%	0
2015	12.785198	11.899530	-6.93%	0
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.309931	13.169760	-1.05%	1,877
2015	14.154944	13.309931	-5.97%	1,899
2014	15.749135	14.154944	-10.12%	1,860
2013	13.402022	15.749135	17.51%	1,862
2012	11.455869	13.402022	16.99%	2,640
2011	13.368509	11.455869	-14.31%	3,084
2010	12.846780	13.368509	4.06%	228
2009*	10.000000	12.846780	28.47%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.546484	12.054515	-3.92%	0
2015	12.629208	12.546484	-0.66%	0
2014	13.343628	12.629208	-5.35%	0
2013	11.572805	13.343628	15.30%	0
2012	9.982841	11.572805	15.93%	0
2011	11.636945	9.982841	-14.21%	0
2010	9.746627	11.636945	19.39%	0
2009	7.405161	9.746627	31.62%	0
2008	14.129674	7.405161	-47.59%	0
2007	13.992279	14.129674	0.98%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	27.268926	27.794736	1.93%	0
2015	27.593644	27.268926	-1.18%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.454441	9.364522	-0.95%	2,613
2015	9.644460	9.454441	-1.97%	2,626
2014	9.796615	9.644460	-1.55%	2,837
2013	9.950491	9.796615	-1.55%	2,849
2012	9.721973	9.950491	2.35%	3,329
2011	9.906396	9.721973	-1.86%	3,392
2010	9.615846	9.906396	3.02%	308
2009	8.671443	9.615846	10.89%	0
2008	10.236686	8.671443	-15.29%	0
2007	9.986333	10.236686	2.51%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	22.128896	23.790012	7.51%	0
2015	22.720463	22.128896	-2.60%	0
2014	21.035752	22.720463	8.01%	0
2013	15.622947	21.035752	34.65%	0
2012	14.387365	15.622947	8.59%	0
2011	15.170175	14.387365	-5.16%	0
2010	12.619090	15.170175	20.22%	0
2009	9.812617	12.619090	28.60%	0
2008	16.560730	9.812617	-40.75%	0
2007	15.729072	16.560730	5.29%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	27.995705	27.352371	-2.30%	0
2015	27.597404	27.995705	1.44%	0
2014	27.635635	27.597404	-0.14%	0
2013	22.239798	27.635635	24.26%	0
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
2009	13.599359	18.543844	36.36%	0
2008	23.293079	13.599359	-41.62%	0
2007	22.442928	23.293079	3.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.455343	9.832291	3.99%	0
2015	9.910067	9.455343	-4.59%	0
2014	9.881618	9.910067	0.29%	0
2013	10.135959	9.881618	-2.51%	0
2012*	10.000000	10.135959	1.36%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.061745	8.626656	-4.80%	0
2015	8.981906	9.061745	0.89%	0
2014*	10.000000	8.981906	-10.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	21.925576	23.879637	8.91%	1,228
2015	21.732156	21.925576	0.89%	1,383
2014	20.117327	21.732156	8.03%	1,503
2013	15.641602	20.117327	28.61%	1,733
2012	13.709058	15.641602	14.10%	2,393
2011	14.053857	13.709058	-2.45%	3,062
2010	12.400019	14.053857	13.34%	248
2009	9.900851	12.400019	25.24%	0
2008	16.487121	9.900851	-39.95%	0
2007	16.179663	16.487121	1.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	30.268263	34.853759	15.15%	0
2015	32.940791	30.268263	-8.11%	0
2014	30.150620	32.940791	9.25%	0
2013	21.911475	30.150620	37.60%	0
2012	19.031177	21.911475	15.13%	0
2011	19.923293	19.031177	-4.48%	0
2010	16.545827	19.923293	20.41%	0
2009	12.353254	16.545827	33.94%	0
2008	20.364636	12.353254	-39.34%	0
2007	21.108468	20.364636	-3.52%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.037994	9.985593	10.48%	0
2015	10.171179	9.037994	-11.14%	0
2014	10.347613	10.171179	-1.71%	0
2013	10.563432	10.347613	-2.04%	0
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.628477	9.559115	10.79%	0
2015	9.031681	8.628477	-4.46%	0
2014	9.102276	9.031681	-0.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.297659	10.369428	0.70%	0
2015	11.337415	10.297659	-9.17%	0
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
2009*	10.000000	10.808196	8.08%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.814584	10.720804	-0.87%	1,299
2015	11.029176	10.814584	-1.95%	1,292
2014	11.187797	11.029176	-1.42%	1,364
2013	11.460232	11.187797	-2.38%	1,365
2012	11.075823	11.460232	3.47%	1,499
2011	11.205585	11.075823	-1.16%	1,282
2010	10.887208	11.205585	2.92%	117
2009*	10.000000	10.887208	8.87%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.056409	0.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.221099	10.260350	0.38%	0
2015	10.410747	10.221099	-1.82%	0
2014	10.213832	10.410747	1.93%	0
2013	10.657042	10.213832	-4.16%	0
2012	9.946827	10.657042	7.14%	0
2011*	10.000000	9.946827	-0.53%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	17.259641	19.425959	12.55%	0
2015	19.074857	17.259641	-9.52%	0
2014	17.604506	19.074857	8.35%	0
2013	13.260201	17.604506	32.76%	0
2012	11.375297	13.260201	16.57%	0
2011	12.190586	11.375297	-6.69%	0
2010	10.892182	12.190586	11.92%	0
2009	8.575104	10.892182	27.02%	0
2008	14.296059	8.575104	-40.02%	0
2007	15.551102	14.296059	-8.07%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.300576	3.01%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.317992	15.576318	-4.55%	0
2015	16.653242	16.317992	-2.01%	0
2014	18.256628	16.653242	-8.78%	0
2013	14.568153	18.256628	25.32%	0
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
2009	11.443318	13.955510	21.95%	0
2008	20.866336	11.443318	-45.16%	0
2007	19.680679	20.866336	6.02%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.210973	26.395179	-12.63%	0
2015	27.451477	30.210973	10.05%	0
2014	21.378928	27.451477	28.40%	0
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
2010*	10.000000	10.484270	4.84%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.396459	7.589006	40.63%	0
2015	8.287036	5.396459	-34.88%	0
2014	10.469426	8.287036	-20.85%	0
2013	9.679796	10.469426	8.16%	0
2012*	10.000000	9.679796	-3.20%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.301448	7.439970	40.34%	0
2015	8.163120	5.301448	-35.06%	0
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	17.943186	18.242452	1.67%	0
2015	18.926863	17.943186	-5.20%	0
2014	17.552461	18.926863	7.83%	0
2013	13.393671	17.552461	31.05%	0
2012	11.772233	13.393671	13.77%	0
2011	12.911957	11.772233	-8.83%	0
2010	11.745553	12.911957	9.93%	0
2009	9.447121	11.745553	24.33%	0
2008	15.539366	9.447121	-39.21%	0
2007	14.445050	15.539366	7.58%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	16.234036	17.104542	5.36%	0
2015	16.386082	16.234036	-0.93%	0
2014	14.184583	16.386082	15.52%	0
2013	12.117417	14.184583	17.06%	0
2012	10.956191	12.117417	10.60%	0
2011	10.514481	10.956191	4.20%	0
2010	9.484834	10.514481	10.86%	0
2009	8.395704	9.484834	12.97%	0
2008	12.104599	8.395704	-30.64%	0
2007	11.498600	12.104599	5.27%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.870902	18.562023	-1.64%	0
2015	19.029803	18.870902	-0.84%	0
2014	18.724371	19.029803	1.63%	0
2013	13.679840	18.724371	36.88%	0
2012	11.613102	13.679840	17.80%	0
2011	12.563982	11.613102	-7.57%	0
2010*	10.000000	12.563982	25.64%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	20.786855	21.916936	5.44%	0
2015	21.874220	20.786855	-4.97%	0
2014	22.782777	21.874220	-3.99%	0
2013	15.498174	22.782777	47.00%	0
2012	14.683773	15.498174	5.55%	0
2011	15.728823	14.683773	-6.64%	0
2010	12.679469	15.728823	24.05%	0
2009	8.489079	12.679469	49.36%	0
2008	14.811419	8.489079	-42.69%	0
2007	13.301600	14.811419	11.35%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.868857	10.988218	1.10%	0
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	22.181987	24.097098	8.63%	0
2015	22.361933	22.181987	-0.80%	0
2014	20.921291	22.361933	6.89%	0
2013	15.893630	20.921291	31.63%	0
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
2010	12.111837	13.361659	10.32%	0
2009	10.290345	12.111837	17.70%	0
2008	17.742577	10.290345	-42.00%	0
2007	17.302913	17.742577	2.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	29.409928	35.896278	22.05%	0
2015	31.887307	29.409928	-7.77%	0
2014	29.927338	31.887307	6.55%	0
2013	22.232804	29.927338	34.61%	0
2012	19.189871	22.232804	15.86%	0
2011	21.472153	19.189871	-10.63%	987
2010	17.343216	21.472153	23.81%	1,555
2009	12.430721	17.343216	39.52%	1,817
2008	19.782804	12.430721	-37.16%	0
2007	19.925923	19.782804	-0.72%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.926397	12.176507	2.10%	0
2015	12.503325	11.926397	-4.61%	0
2014	12.376204	12.503325	1.03%	0
2013	13.827122	12.376204	-10.49%	0
2012	13.166455	13.827122	5.02%	0
2011	12.046846	13.166455	9.29%	0
2010	11.717924	12.046846	2.81%	0
2009	10.871059	11.717924	7.79%	35
2008	11.295044	10.871059	-3.75%	37
2007	10.548990	11.295044	7.07%	39

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	20.664518	22.879007	10.72%	0
2015	22.465915	20.664518	-8.02%	0
2014	20.449498	22.465915	9.86%	0
2013	15.433078	20.449498	32.50%	0
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
2010	12.307762	13.705626	11.36%	0
2009	10.685450	12.307762	15.18%	0
2008	16.739842	10.685450	-36.17%	0
2007	17.193049	16.739842	-2.64%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	20.890693	25.074214	20.03%	0
2015	21.703488	20.890693	-3.74%	0
2014	19.091446	21.703488	13.68%	0
2013	15.027459	19.091446	27.04%	0
2012	13.220882	15.027459	13.66%	0
2011	13.632612	13.220882	-3.02%	0
2010	11.715784	13.632612	16.36%	401
2009	9.228892	11.715784	26.95%	3,809
2008	12.500560	9.228892	-26.17%	401
2007	13.101121	12.500560	-4.58%	401
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.707758	11.019587	13.51%	0
2015*	10.000000	9.707758	-2.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.099198	14.314572	1.53%	0
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	844
2009*	10.000000	11.998434	19.98%	1,810
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.164027	10.111918	10.34%	0
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.735632	9.756182	0.21%	0
2015*	10.000000	9.735632	-2.64%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.490393	14.731890	28.21%	0
2015	12.560631	11.490393	-8.52%	0
2014	12.159997	12.560631	3.29%	0
2013*	10.000000	12.159997	21.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.318625	11.626476	12.67%	0
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	30.069101	36.975780	22.97%	5
2015	31.478881	30.069101	-4.48%	5
2014	30.618868	31.478881	2.81%	5
2013	22.248661	30.618868	37.62%	250
2012	19.656053	22.248661	13.19%	1,326
2011	19.984863	19.656053	-1.65%	3,090
2010	16.239741	19.984863	23.06%	2,620
2009	13.281286	16.239741	22.28%	21
2008	19.657546	13.281286	-32.44%	21
2007	20.234801	19.657546	-2.85%	48
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	22.499952	24.524121	9.00%	0
2015	22.808024	22.499952	-1.35%	0
2014	20.619086	22.808024	10.62%	0
2013	16.007451	20.619086	28.81%	0
2012	14.174868	16.007451	12.93%	0
2011	14.261960	14.174868	-0.61%	0
2010	12.731742	14.261960	12.02%	1
2009	10.328190	12.731742	23.27%	1
2008	16.849197	10.328190	-38.70%	266
2007	16.411152	16.849197	2.67%	9,401
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	19.587114	20.619824	5.27%	0
2015	20.586423	19.587114	-4.85%	0
2014	19.521593	20.586423	5.45%	0
2013	16.520104	19.521593	18.17%	0
2012	15.337686	16.520104	7.71%	0
2011	14.421564	15.337686	6.35%	0
2010	12.817388	14.421564	12.52%	0
2009	10.722248	12.817388	19.54%	0
2008	15.600591	10.722248	-31.27%	0
2007	14.930425	15.600591	4.49%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	17.477796	19.964397	14.23%	0
2015	18.333417	17.477796	-4.67%	0
2014	18.501391	18.333417	-0.91%	0
2013	12.763037	18.501391	44.96%	0
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
2009	8.205994	10.093087	23.00%	0
2008	13.484183	8.205994	-39.14%	0
2007	15.542493	13.484183	-13.24%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.533872	10.158862	6.56%	0
2015	9.846030	9.533872	-3.17%	0
2014	10.010236	9.846030	-1.64%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	13.677333	12.777847	-6.58%	0
2015	14.946789	13.677333	-8.49%	0
2014	15.489160	14.946789	-3.50%	0
2013	13.639611	15.489160	13.56%	0
2012	12.676157	13.639611	7.60%	0
2011	13.716347	12.676157	-7.58%	0
2010	12.410350	13.716347	10.52%	0
2009	11.203339	12.410350	10.77%	0
2008	16.287932	11.203339	-31.22%	0
2007	15.191610	16.287932	7.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	12.390267	12.546424	1.26%	0
2015	12.724909	12.390267	-2.63%	0
2014	12.569598	12.724909	1.24%	0
2013	12.756627	12.569598	-1.47%	0
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	342
2010	11.282294	11.947988	5.90%	362
2009	9.600863	11.282294	17.51%	353
2008	10.618872	9.600863	-9.59%	402
2007	10.328144	10.618872	2.81%	480
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.769924	14.172206	2.92%	0
2015	14.154772	13.769924	-2.72%	0
2014	13.888325	14.154772	1.92%	0
2013	12.545176	13.888325	10.71%	0
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
2010	10.724769	11.804893	10.07%	12,912
2009	8.846750	10.724769	21.23%	12,912
2008	12.088438	8.846750	-26.82%	12,912
2007	11.401552	12.088438	6.02%	12,912
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.287368	14.784772	3.48%	0
2015	14.676154	14.287368	-2.65%	0
2014	14.347007	14.676154	2.29%	0
2013	12.686185	14.347007	13.09%	0
2012	11.472664	12.686185	10.58%	8,738
2011	11.877674	11.472664	-3.41%	8,738
2010	10.622572	11.877674	11.82%	8,738
2009	8.449381	10.622572	25.72%	8,984
2008	12.856848	8.449381	-34.28%	9,083
2007	11.955939	12.856848	7.54%	9,556

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.898763	15.500691	4.04%	0
2015	15.315059	14.898763	-2.72%	0
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	0
2010	10.377045	11.761641	13.34%	0
2009	8.088554	10.377045	28.29%	0
2008	13.377180	8.088554	-39.53%	0
2007	12.315172	13.377180	8.62%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.372275	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.368603	16.150505	30.58%	0
2015	15.958734	12.368603	-22.50%	0
2014	18.706175	15.958734	-14.69%	0
2013	15.406781	18.706175	21.42%	0
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	1,677
2010	13.921125	16.223362	16.54%	481
2009	9.645606	13.921125	44.33%	1,123
2008	21.632225	9.645606	-55.41%	3,537
2007	15.188855	21.632225	42.42%	6,117
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	19.866582	22.871799	15.13%	0
2015	21.212633	19.866582	-6.35%	0
2014	19.994366	21.212633	6.09%	0
2013	15.993367	19.994366	25.02%	0
2012	13.971141	15.993367	14.47%	0
2011	14.191850	13.971141	-1.56%	0
2010	12.627209	14.191850	12.39%	0
2009	9.940652	12.627209	27.03%	440
2008	17.774541	9.940652	-44.07%	0
2007	17.948222	17.774541	-0.97%	403
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.194204	11.94%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	23.859236	23.464077	-1.66%	0
2015	22.820347	23.859236	4.55%	0
2014	21.018865	22.820347	8.57%	0
2013	15.802459	21.018865	33.01%	0
2012	14.124403	15.802459	11.88%	0
2011	14.446158	14.124403	-2.23%	0
2010	11.925214	14.446158	21.14%	0
2009	9.528748	11.925214	25.15%	0
2008	18.491861	9.528748	-48.47%	0
2007	14.929730	18.491861	23.86%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.538269	12.812315	2.19%	44
2015	12.930203	12.538269	-3.03%	44
2014	12.517818	12.930203	3.29%	44
2013	13.069669	12.517818	-4.22%	2,249
2012	12.655223	13.069669	3.27%	8,890
2011	12.088622	12.655223	4.69%	43,618
2010	11.493027	12.088622	5.18%	123,799
2009	10.177160	11.493027	12.93%	187,133
2008	10.779227	10.177160	-5.59%	179,583
2007	10.590479	10.779227	1.78%	208,255
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	32.679385	35.773363	9.47%	0
2015	33.967851	32.679385	-3.79%	0
2014	32.756258	33.967851	3.70%	0
2013	24.650595	32.756258	32.88%	1,007
2012	22.002291	24.650595	12.04%	1,227
2011	25.235136	22.002291	-12.81%	3,156
2010	20.068370	25.235136	25.75%	4,110
2009	14.682911	20.068370	36.68%	7,609
2008	24.860134	14.682911	-40.94%	7,734
2007	22.041575	24.860134	12.79%	8,736
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	20.452099	18.949496	-7.35%	0
2015	20.244873	20.452099	1.02%	0
2014	22.573278	20.244873	-10.31%	0
2013	17.731695	22.573278	27.30%	0
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
2010	16.883760	18.631126	10.35%	0
2009	13.677383	16.883760	23.44%	0
2008	24.956671	13.677383	-45.20%	0
2007	21.803009	24.956671	14.46%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	27.098385	28.961241	6.87%	0
2015	28.621197	27.098385	-5.32%	0
2014	27.475559	28.621197	4.17%	0
2013	21.579649	27.475559	27.32%	0
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	0
2010	15.798048	19.520264	23.56%	0
2009	10.278836	15.798048	53.69%	0
2008	21.576474	10.278836	-52.36%	0
2007	20.925880	21.576474	3.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.926500	12.095368	10.70%	0
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.889373	14.374513	11.52%	0
2015	14.179668	12.889373	-9.10%	0
2014	13.858930	14.179668	2.31%	0
2013	12.436769	13.858930	11.44%	0
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	1,503
2010	10.230415	11.273453	10.20%	3,273
2009	7.714445	10.230415	32.61%	420
2008	11.213757	7.714445	-31.21%	420
2007	11.052167	11.213757	1.46%	420
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	21.831856	24.778435	13.50%	0
2015	23.168165	21.831856	-5.77%	0
2014	21.788698	23.168165	6.33%	0
2013	17.178468	21.788698	26.84%	1,081
2012	15.689108	17.178468	9.49%	1,081
2011	15.133402	15.689108	3.67%	2,284
2010	12.825770	15.133402	17.99%	12,593
2009	11.175941	12.825770	14.76%	15,108
2008	15.675886	11.175941	-28.71%	15,592
2007	16.473253	15.675886	-4.84%	16,253

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	27.016132	34.400270	27.33%	8
2015	29.827358	27.016132	-9.42%	8
2014	30.325331	29.827358	-1.64%	8
2013	22.759468	30.325331	33.24%	377
2012	19.657896	22.759468	15.78%	2,062
2011	20.884584	19.657896	-5.87%	8,571
2010	16.653826	20.884584	25.40%	22,576
2009	13.184473	16.653826	26.31%	33,970
2008	20.127009	13.184473	-34.49%	3,405
2007	21.084166	20.127009	-4.54%	207
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.303960	8.389769	14.87%	0
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	18.338863	19.223479	4.82%	0
2015	20.053603	18.338863	-8.55%	0
2014	23.073410	20.053603	-13.09%	0
2013	19.185201	23.073410	20.27%	0
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
2009	13.359553	17.905527	34.03%	0
2008	22.912118	13.359553	-41.69%	0
2007	20.293444	22.912118	12.90%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.035805	9.097251	0.68%	0
2015	9.654738	9.035805	-6.41%	0
2014	9.694231	9.654738	-0.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.040685	9.772884	-2.67%	0
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.204079	14.172638	-0.22%	0
2015	13.865012	14.204079	2.45%	0
2014	13.106301	13.865012	5.79%	0
2013	9.586119	13.106301	36.72%	0
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.860196	13.126850	10.68%	0
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.459984	13.239998	-1.63%	0
2015	13.620897	13.459984	-1.18%	0
2014	12.932599	13.620897	5.32%	0
2013	9.680111	12.932599	33.60%	0
2012*	10.000000	9.680111	-3.20%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.470536	12.836602	-4.71%	0
2015	15.027973	13.470536	-10.36%	0
2014	16.220172	15.027973	-7.35%	0
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	334
2010	11.789219	12.530308	6.29%	881
2009*	10.000000	11.789219	17.89%	1,852
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.586296	12.030071	13.64%	0
2015	11.577594	10.586296	-8.56%	0
2014	11.616749	11.577594	-0.34%	0
2013	10.749390	11.616749	8.07%	0
2012*	10.000000	10.749390	7.49%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.362025	12.830212	3.79%	0
2015	13.415603	12.362025	-7.85%	0
2014	12.716657	13.415603	5.50%	0
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	21.243645	21.675899	2.03%	0
2015	21.632737	21.243645	-1.80%	0
2014	20.435769	21.632737	5.86%	0
2013	17.441431	20.435769	17.17%	0
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
2010	15.007039	15.868770	5.74%	0
2009	12.218661	15.007039	22.82%	0
2008	14.884072	12.218661	-17.91%	0
2007	13.800918	14.884072	7.85%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.726339	9.724293	-0.02%	0
2015*	10.000000	9.726339	-2.74%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	29.780955	29.693328	-0.29%	0
2015	27.203452	29.780955	9.47%	0
2014	25.643905	27.203452	6.08%	0
2013	20.033088	25.643905	28.01%	0
2012	16.538740	20.033088	21.13%	0
2011	18.171475	16.538740	-8.99%	568
2010	17.449390	18.171475	4.14%	613
2009	12.219126	17.449390	42.80%	614
2008	22.436096	12.219126	-45.54%	614
2007	16.791689	22.436096	33.61%	107
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.345600	15.974426	11.35%	0
2015	14.017124	14.345600	2.34%	0
2014	13.107199	14.017124	6.94%	0
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	24.164065	22.048542	-8.75%	0
2015	27.093428	24.164065	-10.81%	0
2014	31.517293	27.093428	-14.04%	0
2013	28.198864	31.517293	11.77%	0
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
2009	17.978972	31.487235	75.13%	0
2008	38.484986	17.978972	-53.28%	0
2007	30.741631	38.484986	25.19%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.133274	8.426621	18.13%	0
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.914080	-0.86%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.156168	12.935593	6.41%	0
2015	12.702220	12.156168	-4.30%	0
2014	14.040316	12.702220	-9.53%	0
2013	10.165760	14.040316	38.11%	0
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	24.735666	27.525826	11.28%	26
2015	25.530576	24.735666	-3.11%	26
2014	23.688108	25.530576	7.78%	26
2013	17.862377	23.688108	32.61%	1,307
2012	15.761758	17.862377	13.33%	6,755
2011	16.191113	15.761758	-2.65%	27,813
2010	14.885481	16.191113	8.77%	70,038
2009	12.429695	14.885481	19.76%	81,573
2008	18.897248	12.429695	-34.22%	3,502
2007	17.960754	18.897248	5.21%	3,615
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.939858	15.173415	1.56%	0
2015	14.367827	14.939858	3.98%	0
2014	14.526499	14.367827	-1.09%	0
2013	11.637191	14.526499	24.83%	0
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.671201	10.011601	3.52%	0
2015*	10.000000	9.671201	-3.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.604664	12.015186	3.54%	0
2015	11.965305	11.604664	-3.01%	0
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	0
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	10,208
2009	9.504716	10.167618	6.97%	10,208
2008	10.853331	9.504716	-12.43%	143,876
2007	10.548345	10.853331	2.89%	157,617

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	19.757797	21.369007	8.15%	0
2015	20.442589	19.757797	-3.35%	0
2014	20.315286	20.442589	0.63%	0
2013	22.765873	20.315286	-10.76%	0
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
2009	13.832041	17.601525	27.25%	0
2008	16.635261	13.832041	-16.85%	0
2007	15.989055	16.635261	4.04%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.175556	9.193038	12.45%	0
2015*	10.000000	8.175556	-18.24%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.698087	15.957528	8.57%	0
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.012495	23.529748	17.58%	0
2015	21.413917	20.012495	-6.54%	0
2014	19.385574	21.413917	10.46%	0
2013	15.053604	19.385574	28.78%	0
2012	13.450060	15.053604	11.92%	237
2011	13.685425	13.450060	-1.72%	2,187
2010	12.366653	13.685425	10.66%	1,296
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.392959	14.278020	6.61%	20,713
2015	13.560787	13.392959	-1.24%	15,939
2014	13.206766	13.560787	2.68%	10,120
2013	10.953289	13.206766	20.57%	5,526
2012	9.679028	10.953289	13.17%	10,165
2011	9.805182	9.679028	-1.29%	30,092
2010	8.950048	9.805182	9.55%	26,066
2009	7.415149	8.950048	20.70%	19,232
2008	10.797061	7.415149	-31.32%	18,264
2007	10.402421	10.797061	3.79%	14,626

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.618800	10.661096	0.40%	26,384
2015	10.882810	10.618800	-2.43%	19,759
2014	10.599899	10.882810	2.67%	12,080
2013	11.124682	10.599899	-4.72%	6,471
2012	10.837297	11.124682	2.65%	27,255
2011	10.480500	10.837297	3.40%	44,076
2010	10.110557	10.480500	3.66%	38,697
2009	9.217980	10.110557	9.68%	32,517
2008	10.457773	9.217980	-11.86%	19,262
2007	10.384612	10.457773	0.70%	15,828
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.945249	14.644726	-2.01%	0
2015	14.342990	14.945249	4.20%	0
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	490
2010	9.929560	10.808710	8.85%	470
2009	7.169940	9.929560	38.49%	491
2008	11.947796	7.169940	-39.99%	505
2007	10.683364	11.947796	11.84%	1,140
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.276144	15.228524	6.67%	0
2015	13.715751	14.276144	4.09%	0
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	21,705
2011	9.565490	8.916863	-6.78%	22,971
2010	8.274989	9.565490	15.60%	24,110
2009	6.096694	8.274989	35.73%	24,840
2008	11.175007	6.096694	-45.44%	5,295
2007	10.212629	11.175007	9.42%	6,512
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.424579	13.499339	8.65%	23,019
2015	12.567526	12.424579	-1.14%	17,699
2014	11.657913	12.567526	7.80%	11,488
2013	8.964552	11.657913	30.04%	6,644
2012	7.830551	8.964552	14.48%	36,702
2011	8.189432	7.830551	-4.38%	58,936
2010	7.545396	8.189432	8.54%	53,795
2009	5.903354	7.545396	27.82%	44,875
2008	9.746269	5.903354	-39.43%	19,326
2007*	10.000000	9.746269	-2.54%	15,772

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	20.958174	24.100666	14.99%	11
2015	22.923327	20.958174	-8.57%	11
2014	21.518216	22.923327	6.53%	11
2013	16.261624	21.518216	32.33%	715
2012	14.071359	16.261624	15.57%	3,642
2011	14.763659	14.071359	-4.69%	9,024
2010	13.075858	14.763659	12.91%	19,968
2009	10.423428	13.075858	25.45%	14,562
2008	16.977195	10.423428	-38.60%	27,694
2007	17.825916	16.977195	-4.76%	77,759
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.239107	9.305215	0.72%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.766406	11.729324	8.94%	0
2015	11.367732	10.766406	-5.29%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.604477	11.281344	6.38%	0
2015	11.037483	10.604477	-3.92%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	17.662678	19.720750	11.65%	0
2015	18.543558	17.662678	-4.75%	0
2014	18.489154	18.543558	0.29%	0
2013	17.656336	18.489154	4.72%	0
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
2009	9.822458	14.025416	42.79%	0
2008	13.947395	9.822458	-29.57%	0
2007	13.829343	13.947395	0.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.964625	13.287037	11.05%	0
2015	12.381471	11.964625	-3.37%	0
2014	11.880708	12.381471	4.21%	0
2013	8.463422	11.880708	40.38%	0
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0
2008*	10.000000	5.078051	-49.22%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.877142	14.944742	7.69%	47
2015	14.248936	13.877142	-2.61%	47
2014	13.183866	14.248936	8.08%	48
2013	9.729364	13.183866	35.51%	2,325
2012	8.931994	9.729364	8.93%	12,073
2011	9.440831	8.931994	-5.39%	40,704
2010	7.812308	9.440831	20.85%	105,451
2009	6.085201	7.812308	28.38%	172,800
2008*	10.000000	6.085201	-39.15%	196,350
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.608388	12.303293	5.99%	0
2015	12.081451	11.608388	-3.92%	0
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.552426	11.989137	3.78%	45,023
2015	11.938789	11.552426	-3.24%	60,687
2014	11.704365	11.938789	2.00%	64,587
2013	10.437720	11.704365	12.14%	69,478
2012	9.610103	10.437720	8.61%	124,793
2011	9.959791	9.610103	-3.51%	246,861
2010	9.223900	9.959791	7.98%	246,349
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.741049	12.324247	4.97%	0
2015	12.166858	11.741049	-3.50%	0
2014	11.882387	12.166858	2.39%	23,182
2013	10.020638	11.882387	18.58%	26,664
2012	9.016475	10.020638	11.14%	26,667
2011	9.548087	9.016475	-5.57%	26,670
2010	8.686563	9.548087	9.92%	26,673
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.927071	11.180337	2.32%	7,278
2015	11.255488	10.927071	-2.92%	7,987
2014	11.137086	11.255488	1.06%	8,685
2013	10.852280	11.137086	2.62%	19,041
2012	10.322914	10.852280	5.13%	19,764
2011	10.407724	10.322914	-0.81%	43,425
2010	9.964165	10.407724	4.45%	32,570
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.072220	10.398637	3.24%	0
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.015387	10.404204	3.88%	0
2015	10.765736	10.015387	-6.97%	0
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.674066	12.187416	4.40%	36,607
2015	12.065292	11.674066	-3.24%	38,656
2014	11.797543	12.065292	2.27%	40,679
2013	10.239715	11.797543	15.21%	59,792
2012	9.317957	10.239715	9.89%	72,337
2011	9.754667	9.317957	-4.48%	72,461
2010	8.955653	9.754667	8.92%	207,978
2009	7.509050	8.955653	19.26%	10,892
2008*	10.000000	7.509050	-24.91%	10,892
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.656278	12.265995	5.23%	0
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	1,698
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.386952	11.805115	3.67%	0
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.250161	11.554078	2.70%	30
2015	11.605431	11.250161	-3.06%	30
2014	11.336079	11.605431	2.38%	30
2013	11.843194	11.336079	-4.28%	30
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	27,217
2010	10.383519	10.843428	4.43%	84,375
2009	9.777090	10.383519	6.20%	130,973
2008*	10.000000	9.777090	-2.23%	4,121
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.235946	12.366717	1.07%	0
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	2,040
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	22.887585	24.059605	5.12%	0
2015	27.938018	22.887585	-18.08%	0
2014	30.303154	27.938018	-7.80%	0
2013	30.852565	30.303154	-1.78%	0
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
2010	31.422233	35.621849	13.37%	0
2009	19.700259	31.422233	59.50%	0
2008	47.883735	19.700259	-58.86%	0
2007	33.725100	47.883735	41.98%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.612923	11.442373	-1.47%	33
2015	11.887106	11.612923	-2.31%	34
2014	11.623414	11.887106	2.27%	34
2013	12.387283	11.623414	-6.17%	5,258
2012	12.290923	12.387283	0.78%	12,207
2011	11.716553	12.290923	4.90%	40,882
2010	11.433372	11.716553	2.48%	96,200
2009	11.384473	11.433372	0.43%	165,114
2008	10.806310	11.384473	5.35%	192,910
2007	10.312477	10.806310	4.79%	199,606
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.732526	8.541581	-2.19%	1,059
2015	8.928965	8.732526	-2.20%	1,061
2014	9.129818	8.928965	-2.20%	1,062
2013	9.335189	9.129818	-2.20%	1,064
2012	9.545762	9.335189	-2.21%	0
2011	9.759894	9.545762	-2.19%	27,945
2010	9.979424	9.759894	-2.20%	52,409
2009	10.199628	9.979424	-2.16%	44,981
2008	10.219198	10.199628	-0.19%	32,997
2007	9.972402	10.219198	2.47%	71,965
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.958021	7.832740	-1.57%	0
2015	8.407890	7.958021	-5.35%	0
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	0
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	635
2010	6.870228	7.592916	10.52%	591
2009	5.426594	6.870228	26.60%	597
2008*	10.000000	5.426594	-45.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.767220	8.619715	-1.68%	0
2015	9.090759	8.767220	-3.56%	0
2014	9.908397	9.090759	-8.25%	0
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	0
2007	10.802306	11.555148	6.97%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	21.606498	23.133284	7.07%	0
2015	22.315306	21.606498	-3.18%	0
2014	21.733789	22.315306	2.68%	10,107
2013	17.463989	21.733789	24.45%	10,284
2012	15.407437	17.463989	13.35%	10,340
2011	16.398041	15.407437	-6.04%	12,709
2010	14.626875	16.398041	12.11%	22,551
2009	11.757277	14.626875	24.41%	51,689
2008	19.035645	11.757277	-38.24%	55,528
2007	18.371568	19.035645	3.61%	57,656
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.401864	14.973679	3.97%	3,152
2015	14.751467	14.401864	-2.37%	3,348
2014	14.422004	14.751467	2.28%	3,536
2013	13.001097	14.422004	10.93%	23,448
2012	12.153512	13.001097	6.97%	25,257
2011	12.317334	12.153512	-1.33%	34,744
2010	11.468700	12.317334	7.40%	5,266
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.392681	17.273901	5.38%	0
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.693762	12.944610	1.98%	10,583
2015	12.945045	12.693762	-1.94%	11,609
2014	12.740586	12.945045	1.60%	12,633
2013	12.426751	12.740586	2.53%	21,912
2012	12.081680	12.426751	2.86%	22,966
2011	12.001071	12.081680	0.67%	3,689
2010	11.588123	12.001071	3.56%	8,424
2009	10.862009	11.588123	6.68%	6,700
2008	11.818178	10.862009	-8.09%	6,700
2007	11.468347	11.818178	3.05%	6,700
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.046766	10.387209	3.39%	0
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.984545	10.444286	4.60%	0
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	17.365008	18.197202	4.79%	37,281
2015	17.815286	17.365008	-2.53%	39,275
2014	17.318724	17.815286	2.87%	41,370
2013	15.183567	17.318724	14.06%	48,363
2012	14.011054	15.183567	8.37%	53,401
2011	14.331351	14.011054	-2.23%	143,796
2010	13.211670	14.331351	8.47%	966,020
2009	11.339064	13.211670	16.51%	1,258,122
2008	15.096021	11.339064	-24.89%	1,324,109
2007	14.610575	15.096021	3.32%	1,412,612
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	19.837104	21.047488	6.10%	0
2015	20.432495	19.837104	-2.91%	0
2014	19.905411	20.432495	2.65%	0
2013	16.631340	19.905411	19.69%	11,307
2012	14.949262	16.631340	11.25%	37,092
2011	15.616983	14.949262	-4.28%	60,736
2010	14.151761	15.616983	10.35%	118,826
2009	11.632622	14.151761	21.66%	160,262
2008	17.336966	11.632622	-32.90%	169,682
2007	16.701878	17.336966	3.80%	180,150
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.104456	15.615578	3.38%	3,942
2015	15.448958	15.104456	-2.23%	4,222
2014	15.081694	15.448958	2.44%	4,553
2013	13.956215	15.081694	8.06%	4,837
2012	13.208920	13.956215	5.66%	5,069
2011	13.232452	13.208920	-0.18%	63,260
2010	12.468141	13.232452	6.13%	123,580
2009	11.128173	12.468141	12.04%	139,194
2008	13.393572	11.128173	-16.91%	152,750
2007	12.938375	13.393572	3.52%	174,027
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.844833	22.075842	1.06%	0
2015	21.308616	21.844833	2.52%	0
2014	20.069524	21.308616	6.17%	0
2013	15.057173	20.069524	33.29%	0
2012	13.001498	15.057173	15.81%	188
2011	13.633525	13.001498	-4.64%	4,851
2010	12.845949	13.633525	6.13%	17,673
2009*	10.000000	12.845949	28.46%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.466939	10.050684	6.17%	0
2015	9.902433	9.466939	-4.40%	0
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.889606	10.644267	7.63%	0
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	29.781555	35.038227	17.65%	0
2015	31.243306	29.781555	-4.68%	0
2014	29.195791	31.243306	7.01%	0
2013	22.437147	29.195791	30.12%	0
2012	19.530446	22.437147	14.88%	0
2011	20.490280	19.530446	-4.68%	1,467
2010	16.600993	20.490280	23.43%	1,470
2009	12.412237	16.600993	33.75%	520
2008	19.975938	12.412237	-37.86%	521
2007	18.992036	19.975938	5.18%	521
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.342799	14.178489	6.26%	0
2015	14.049031	13.342799	-5.03%	0
2014	13.828018	14.049031	1.60%	0
2013	14.299888	13.828018	-3.30%	0
2012	13.026591	14.299888	9.77%	379
2011	12.618769	13.026591	3.23%	3,414
2010	11.667273	12.618769	8.16%	3,522
2009	9.591260	11.667273	21.64%	5,027
2008	11.857361	9.591260	-19.11%	3,808
2007	11.589519	11.857361	2.31%	2,195
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.909075	9.452097	-4.61%	59
2015	10.198779	9.909075	-2.84%	59
2014	10.571160	10.198779	-3.52%	59
2013	8.927250	10.571160	18.41%	3,851
2012	7.902091	8.927250	12.97%	18,451
2011	8.939901	7.902091	-11.61%	41,827
2010	8.031975	8.939901	11.30%	88,409
2009	6.033930	8.031975	33.11%	144,482
2008*	10.000000	6.033930	-39.66%	133,007

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.143383	13.495354	2.68%	0
2015	14.198122	13.143383	-7.43%	0
2014	16.073054	14.198122	-11.67%	0
2013	13.576639	16.073054	18.39%	0
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
2009	11.060389	14.008958	26.66%	0
2008	21.131545	11.060389	-47.66%	0
2007	21.039744	21.131545	0.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.732808	13.698808	-0.25%	18
2015	13.615611	13.732808	0.86%	18
2014	12.639216	13.615611	7.73%	18
2013	9.614618	12.639216	31.46%	1,223
2012	8.465103	9.614618	13.58%	5,931
2011	8.944253	8.465103	-5.36%	18,446
2010	7.927715	8.944253	12.82%	45,304
2009	6.266640	7.927715	26.51%	81,788
2008*	10.000000	6.266640	-37.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.205760	13.853496	13.50%	0
2015	12.924536	12.205760	-5.56%	0
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	0
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	585
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.295271	13.791009	3.73%	23
2015	13.641543	13.295271	-2.54%	23
2014	13.448209	13.641543	1.44%	23
2013	9.920609	13.448209	35.56%	1,393
2012	8.848477	9.920609	12.12%	7,299
2011	9.468588	8.848477	-6.55%	21,323
2010	7.655179	9.468588	23.69%	54,592
2009	6.177518	7.655179	23.92%	70,479
2008*	10.000000	6.177518	-38.22%	63,258

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.584364	17.924226	15.01%	32
2015	16.408460	15.584364	-5.02%	32
2014	14.337307	16.408460	14.45%	32
2013	10.804765	14.337307	32.69%	1,841
2012	9.496154	10.804765	13.78%	9,732
2011	9.940108	9.496154	-4.47%	24,965
2010	8.495635	9.940108	17.00%	49,063
2009	6.658061	8.495635	27.60%	65,586
2008*	10.000000	6.658061	-33.42%	103,469
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	20.372175	21.530813	5.69%	0
2015	20.720754	20.372175	-1.68%	0
2014	20.662449	20.720754	0.28%	0
2013	14.676513	20.662449	40.79%	0
2012	13.269999	14.676513	10.60%	0
2011	13.685788	13.269999	-3.04%	0
2010	11.185330	13.685788	22.35%	0
2009	8.992275	11.185330	24.39%	0
2008	17.198738	8.992275	-47.72%	0
2007	16.061803	17.198738	7.08%	3,133
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	28.563064	35.092208	22.86%	0
2015	31.165846	28.563064	-8.35%	0
2014	29.847658	31.165846	4.42%	0
2013	21.795270	29.847658	36.95%	0
2012	18.525111	21.795270	17.65%	0
2011	20.033551	18.525111	-7.53%	0
2010	16.195979	20.033551	23.69%	0
2009	13.157737	16.195979	23.09%	0
2008	19.873522	13.157737	-33.79%	0
2007	21.906881	19.873522	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	26.355306	31.588308	19.86%	0
2015	27.468815	26.355306	-4.05%	0
2014	27.931512	27.468815	-1.66%	0
2013	20.319595	27.931512	37.46%	0
2012	18.032036	20.319595	12.69%	0
2011	19.572741	18.032036	-7.87%	0
2010	16.012704	19.572741	22.23%	0
2009	12.179554	16.012704	31.47%	0
2008	20.202825	12.179554	-39.71%	11,669
2007	20.275718	20.202825	-0.36%	10,899

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	20.029362	21.775801	8.72%	36
2015	20.345283	20.029362	-1.55%	36
2014	18.604547	20.345283	9.36%	36
2013	14.544570	18.604547	27.91%	1,644
2012	13.063558	14.544570	11.34%	8,061
2011	13.306493	13.063558	-1.83%	26,079
2010	12.016606	13.306493	10.73%	70,287
2009	9.785982	12.016606	22.79%	100,964
2008	17.137937	9.785982	-42.90%	124,135
2007	16.243400	17.137937	5.51%	106,599
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.301583	12.895310	4.83%	0
2015	13.333044	12.301583	-7.74%	0
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	3,382
2010	7.083961	8.994404	26.97%	3,680
2009	5.549924	7.083961	27.64%	3,402
2008*	10.000000	5.549924	-44.50%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.694507	13.830972	8.95%	0
2015	12.858823	12.694507	-1.28%	0
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.670095	9.693589	0.24%	0
2015	9.921478	9.670095	-2.53%	0
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	2,216
2010	10.262637	10.279747	0.17%	2,381
2009	9.796941	10.262637	4.75%	2,616
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.883315	14.048382	18.22%	0
2015	12.774308	11.883315	-6.97%	0
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.264625	13.118240	-1.10%	39
2015	14.113984	13.264625	-6.02%	39
2014	15.711594	14.113984	-10.17%	39
2013	13.376906	15.711594	17.45%	2,582
2012	11.440266	13.376906	16.93%	12,772
2011	13.357126	11.440266	-14.35%	28,534
2010	12.842401	13.357126	4.01%	61,350
2009*	10.000000	12.842401	28.42%	95,765
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.478246	11.982828	-3.97%	0
2015	12.566942	12.478246	-0.71%	0
2014	13.284632	12.566942	-5.40%	0
2013	11.527522	13.284632	15.24%	0
2012	9.948883	11.527522	15.87%	0
2011	11.603282	9.948883	-14.26%	0
2010	9.723385	11.603282	19.33%	0
2009	7.391291	9.723385	31.55%	0
2008	14.110450	7.391291	-47.62%	393
2007	13.980419	14.110450	0.93%	81,834
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	27.088378	27.596634	1.88%	0
2015	27.424968	27.088378	-1.23%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.392379	9.298302	-1.00%	0
2015	9.586051	9.392379	-2.02%	0
2014	9.742269	9.586051	-1.60%	0
2013	9.900358	9.742269	-1.60%	0
2012	9.677955	9.900358	2.30%	180
2011	9.866572	9.677955	-1.91%	27,851
2010	9.582086	9.866572	2.97%	88,835
2009	8.645410	9.582086	10.83%	134,225
2008	10.211189	8.645410	-15.33%	216,816
2007	9.966578	10.211189	2.45%	227,120
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	21.986013	23.624367	7.45%	0
2015	22.585310	21.986013	-2.65%	0
2014	20.921308	22.585310	7.95%	0
2013	15.545891	20.921308	34.58%	0
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	677
2010	12.576121	15.110806	20.15%	666
2009	9.784205	12.576121	28.53%	971
2008	16.521247	9.784205	-40.78%	915
2007	15.699644	16.521247	5.23%	131,649

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	27.812084	27.159120	-2.35%	0
2015	27.430424	27.812084	1.39%	0
2014	27.482467	27.430424	-0.19%	0
2013	22.127834	27.482467	24.20%	0
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
2009	13.558584	18.478792	36.29%	0
2008	23.235151	13.558584	-41.65%	0
2007	22.398614	23.235151	3.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.439986	9.811315	3.93%	0
2015	9.899039	9.439986	-4.64%	0
2014	9.875667	9.899039	0.24%	0
2013	10.135027	9.875667	-2.56%	0
2012*	10.000000	10.135027	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.054037	8.614919	-4.85%	0
2015	8.978848	9.054037	0.84%	0
2014*	10.000000	8.978848	-10.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	21.781778	23.710936	8.86%	33
2015	21.600670	21.781778	0.84%	33
2014	20.005831	21.600670	7.97%	33
2013	15.562853	20.005831	28.55%	1,734
2012	13.647025	15.562853	14.04%	8,316
2011	13.997406	13.647025	-2.50%	26,725
2010	12.356512	13.997406	13.28%	76,816
2009	9.871159	12.356512	25.18%	102,660
2008	16.446107	9.871159	-39.98%	117,059
2007	16.147721	16.446107	1.85%	109,958
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	30.069747	34.607526	15.09%	0
2015	32.741484	30.069747	-8.16%	0
2014	29.983512	32.741484	9.20%	0
2013	21.801155	29.983512	37.53%	0
2012	18.945064	21.801155	15.08%	84
2011	19.843257	18.945064	-4.53%	222
2010	16.487767	19.843257	20.35%	215
2009	12.316200	16.487767	33.87%	221
2008	20.313975	12.316200	-39.37%	26,561
2007	21.066785	20.313975	-3.57%	18,869

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.021064	9.961806	10.43%	0
2015	10.157318	9.021064	-11.19%	0
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.616697	9.541197	10.73%	0
2015	9.023964	8.616697	-4.51%	0
2014	9.099154	9.023964	-0.83%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.262603	10.328862	0.65%	0
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.777766	10.678860	-0.92%	21
2015	10.997248	10.777766	-2.00%	21
2014	11.161119	10.997248	-1.47%	21
2013	11.438755	11.161119	-2.43%	1,264
2012	11.060744	11.438755	3.42%	5,088
2011	11.196028	11.060744	-1.21%	13,006
2010	10.883488	11.196028	2.87%	33,831
2009*	10.000000	10.883488	8.83%	47,728
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.052970	0.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.196770	10.230704	0.33%	0
2015	10.391266	10.196770	-1.87%	0
2014	10.199928	10.391266	1.88%	0
2013	10.647977	10.199928	-4.21%	0
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	17.148251	19.290747	12.49%	0
2015	18.961451	17.148251	-9.56%	0
2014	17.508788	18.961451	8.30%	0
2013	13.194837	17.508788	32.69%	0
2012	11.325023	13.194837	16.51%	0
2011	12.142900	11.325023	-6.74%	0
2010	10.855113	12.142900	11.86%	0
2009	8.550290	10.855113	26.96%	0
2008	14.261993	8.550290	-40.05%	0
2007	15.522027	14.261993	-8.12%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.298166	2.98%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.212670	15.467894	-4.59%	0
2015	16.554223	16.212670	-2.06%	0
2014	18.157353	16.554223	-8.83%	0
2013	14.496334	18.157353	25.25%	0
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
2009	11.410208	13.908037	21.89%	0
2008	20.816623	11.410208	-45.19%	0
2007	19.643879	20.816623	5.97%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.123660	26.305472	-12.68%	0
2015	27.386120	30.123660	10.00%	0
2014	21.338927	27.386120	28.34%	0
2013	14.496145	21.338927	47.20%	0
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	359
2010*	10.000000	10.480715	4.81%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.386327	7.570903	40.56%	0
2015	8.275725	5.386327	-34.91%	0
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.291504	7.422236	40.27%	0
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	17.830083	18.118225	1.62%	0
2015	18.817171	17.830083	-5.25%	0
2014	17.459646	18.817171	7.78%	0
2013	13.329654	17.459646	30.98%	0
2012	11.721961	13.329654	13.72%	0
2011	12.863376	11.721961	-8.87%	0
2010	11.707333	12.863376	9.87%	0
2009	9.421185	11.707333	24.27%	0
2008	15.504665	9.421185	-39.24%	0
2007	14.420201	15.504665	7.52%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	16.142052	16.998964	5.31%	0
2015	16.301567	16.142052	-0.98%	0
2014	14.118634	16.301567	15.46%	0
2013	12.067243	14.118634	17.00%	0
2012	10.916416	12.067243	10.54%	0
2011	10.481640	10.916416	4.15%	0
2010	9.460035	10.481640	10.80%	0
2009	8.378023	9.460035	12.91%	0
2008	12.085284	8.378023	-30.68%	0
2007	11.486151	12.085284	5.22%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.818336	18.500879	-1.69%	0
2015	18.986480	18.818336	-0.89%	0
2014	18.691302	18.986480	1.58%	0
2013	13.662654	18.691302	36.81%	0
2012	11.604451	13.662654	17.74%	0
2011	12.561035	11.604451	-7.62%	536
2010*	10.000000	12.561035	25.61%	536
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	20.668980	21.781555	5.38%	0
2015	21.761296	20.668980	-5.02%	0
2014	22.676759	21.761296	-4.04%	0
2013	15.433916	22.676759	46.93%	0
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0
2010	12.646269	15.679640	23.99%	0
2009	8.471187	12.646269	49.29%	0
2008	14.787782	8.471187	-42.71%	0
2007	13.287197	14.787782	11.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.848509	10.962067	1.05%	0
2015	11.244424	10.848509	-3.52%	0
2014	11.038857	11.244424	1.86%	0
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	22.036432	23.926772	8.58%	0
2015	22.226564	22.036432	-0.86%	0
2014	20.805279	22.226564	6.83%	0
2013	15.813563	20.805279	31.57%	0
2012	13.798846	15.813563	14.60%	0
2011	13.307951	13.798846	3.69%	0
2010	12.069326	13.307951	10.26%	0
2009	10.259472	12.069326	17.64%	0
2008	17.698426	10.259472	-42.03%	0
2007	17.268719	17.698426	2.49%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	29.216938	35.642546	21.99%	0
2015	31.694266	29.216938	-7.82%	0
2014	29.761369	31.694266	6.49%	1,037
2013	22.120795	29.761369	34.54%	1,615
2012	19.102982	22.120795	15.80%	3,180
2011	21.385861	19.102982	-10.67%	10,186
2010	17.282343	21.385861	23.74%	9,351
2009	12.393425	17.282343	39.45%	3,897
2008	19.733575	12.393425	-37.20%	3,277
2007	19.886557	19.733575	-0.77%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.847379	12.089660	2.05%	1,744
2015	12.426837	11.847379	-4.66%	1,848
2014	12.306787	12.426837	0.98%	3,101
2013	13.756602	12.306787	-10.54%	4,738
2012	13.106022	13.756602	4.96%	16,723
2011	11.997664	13.106022	9.24%	68,298
2010	11.676054	11.997664	2.75%	78,528
2009	10.837755	11.676054	7.73%	43,465
2008	11.266200	10.837755	-3.80%	45,076
2007	10.527461	11.266200	7.02%	6,049

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	20.528868	22.717225	10.66%	0
2015	22.329856	20.528868	-8.07%	0
2014	20.336041	22.329856	9.80%	0
2013	15.355287	20.336041	32.44%	0
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
2009	10.653374	12.264529	15.12%	0
2008	16.698145	10.653374	-36.20%	0
2007	17.159051	16.698145	-2.69%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	20.777100	24.925166	19.96%	130
2015	21.596512	20.777100	-3.79%	139
2014	19.007056	21.596512	13.62%	625
2013	14.968686	19.007056	26.98%	1,259
2012	13.175924	14.968686	13.61%	2,060
2011	13.593186	13.175924	-3.07%	5,963
2010	11.687865	13.593186	16.30%	6,146
2009	9.211612	11.687865	26.88%	7,093
2008	12.483546	9.211612	-26.21%	4,902
2007	13.090018	12.483546	-4.63%	2,710
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.704438	11.010215	13.46%	0
2015*	10.000000	9.704438	-2.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.051223	14.258604	1.48%	0
2015	14.520049	14.051223	-3.23%	0
2014	14.572708	14.520049	-0.36%	0
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.160897	10.103300	10.29%	0
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.732303	9.747871	0.16%	0
2015*	10.000000	9.732303	-2.68%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.474725	14.704302	28.15%	176
2015	12.549926	11.474725	-8.57%	0
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.309826	11.610654	12.62%	0
2015	10.819404	10.309826	-4.71%	0
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	29.871721	36.714343	22.91%	141
2015	31.288254	29.871721	-4.53%	160
2014	30.449022	31.288254	2.76%	949
2013	22.136555	30.449022	37.55%	2,106
2012	19.567037	22.136555	13.13%	3,780
2011	19.904520	19.567037	-1.70%	7,014
2010	16.182730	19.904520	23.00%	7,101
2009	13.241435	16.182730	22.21%	2,830
2008	19.608616	13.241435	-32.47%	1,993
2007	20.194818	19.608616	-2.90%	965
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	22.352272	24.350731	8.94%	0
2015	22.669915	22.352272	-1.40%	0
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	1,366
2012	14.110692	15.926800	12.87%	2,175
2011	14.204638	14.110692	-0.66%	5,461
2010	12.687047	14.204638	11.96%	4,978
2009	10.297195	12.687047	23.21%	4,303
2008	16.807245	10.297195	-38.73%	2,637
2007	16.378714	16.807245	2.62%	392
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	19.458598	20.474093	5.22%	119
2015	20.461823	19.458598	-4.90%	127
2014	19.413353	20.461823	5.40%	425
2013	16.436907	19.413353	18.11%	445
2012	15.268266	16.436907	7.65%	1,836
2011	14.363631	15.268266	6.30%	8,814
2010	12.772412	14.363631	12.46%	7,353
2009	10.690091	12.772412	19.48%	6,714
2008	15.561767	10.690091	-31.31%	6,124
2007	14.900926	15.561767	4.43%	5,547
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	17.363077	19.823238	14.17%	0
2015	18.222401	17.363077	-4.72%	0
2014	18.398773	18.222401	-0.96%	0
2013	12.698723	18.398773	44.89%	0
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
2009	8.181366	10.057645	22.93%	0
2008	13.450610	8.181366	-39.17%	0
2007	15.511765	13.450610	-13.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.520869	10.139849	6.50%	0
2015	9.837634	9.520869	-3.22%	0
2014	10.006804	9.837634	-1.69%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	13.587536	12.687485	-6.62%	0
2015	14.856271	13.587536	-8.54%	0
2014	15.403230	14.856271	-3.55%	0
2013	13.570884	15.403230	13.50%	0
2012	12.618748	13.570884	7.55%	0
2011	13.661197	12.618748	-7.63%	0
2010	12.366767	13.661197	10.47%	0
2009	11.169701	12.366767	10.72%	0
2008	16.247344	11.169701	-31.25%	0
2007	15.161558	16.247344	7.16%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	12.309011	12.457780	1.21%	2,237
2015	12.647922	12.309011	-2.68%	2,341
2014	12.499943	12.647922	1.18%	2,513
2013	12.692419	12.499943	-1.52%	4,727
2012	11.864524	12.692419	6.98%	7,700
2011	11.900010	11.864524	-0.30%	10,176
2010	11.242732	11.900010	5.85%	11,558
2009	9.572078	11.242732	17.45%	11,670
2008	10.592451	9.572078	-9.63%	13,407
2007	10.307744	10.592451	2.76%	8,379
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.695016	14.087919	2.87%	0
2015	14.084973	13.695016	-2.77%	0
2014	13.826916	14.084973	1.87%	2,439
2013	12.496093	13.826916	10.65%	2,441
2012	11.457282	12.496093	9.07%	2,444
2011	11.770734	11.457282	-2.66%	5,441
2010	10.699212	11.770734	10.01%	5,444
2009	8.830182	10.699212	21.17%	6,690
2008	12.071974	8.830182	-26.85%	12,400
2007	11.391876	12.071974	5.97%	10,418
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.209675	14.696885	3.43%	0
2015	14.603822	14.209675	-2.70%	0
2014	14.283608	14.603822	2.24%	0
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	0
2011	11.843328	11.433657	-3.46%	1,809
2010	10.597275	11.843328	11.76%	1,817
2009	8.433561	10.597275	25.66%	4,780
2008	12.839348	8.433561	-34.31%	4,790
2007	11.945798	12.839348	7.48%	5,340

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.817686	15.408471	3.99%	0
2015	15.239512	14.817686	-2.77%	0
2014	14.884300	15.239512	2.39%	0
2013	12.541764	14.884300	18.68%	0
2012	11.139882	12.541764	12.58%	0
2011	11.727594	11.139882	-5.01%	0
2010	10.352302	11.727594	13.28%	0
2009	8.073400	10.352302	28.23%	545
2008	13.358960	8.073400	-39.57%	0
2007	12.304728	13.358960	8.57%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.301249	16.054360	30.51%	0
2015	15.879962	12.301249	-22.54%	0
2014	18.623387	15.879962	-14.73%	0
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	19.736154	22.710052	15.07%	922
2015	21.084141	19.736154	-6.39%	1,030
2014	19.883423	21.084141	6.04%	1,067
2013	15.912756	19.883423	24.95%	1,179
2012	13.907849	15.912756	14.42%	3,377
2011	14.134775	13.907849	-1.61%	26,926
2010	12.582852	14.134775	12.33%	28,783
2009	9.910802	12.582852	26.96%	17,926
2008	17.730262	9.910802	-44.10%	16,030
2007	17.912718	17.730262	-1.02%	8,217
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.190418	11.90%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	23.702647	23.298188	-1.71%	121
2015	22.682172	23.702647	4.50%	129
2014	20.902287	22.682172	8.52%	0
2013	15.722839	20.902287	32.94%	768
2012	14.060446	15.722839	11.82%	2,061
2011	14.388086	14.060446	-2.28%	15,211
2010	11.883344	14.388086	21.08%	15,583
2009	9.500149	11.883344	25.09%	6,630
2008	18.445836	9.500149	-48.50%	4,946
2007	14.900231	18.445836	23.80%	2,583
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.455947	12.721701	2.13%	8,394
2015	12.851874	12.455947	-3.08%	7,958
2014	12.448350	12.851874	3.24%	31,829
2013	13.003797	12.448350	-4.27%	45,929
2012	12.597898	13.003797	3.22%	134,790
2011	12.039999	12.597898	4.63%	465,258
2010	11.452646	12.039999	5.13%	533,668
2009	10.146594	11.452646	12.87%	719,553
2008	10.752353	10.146594	-5.63%	697,939
2007	10.569510	10.752353	1.73%	556,858
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	32.464898	35.520446	9.41%	955
2015	33.762181	32.464898	-3.84%	882
2014	32.574588	33.762181	3.65%	1,978
2013	24.526407	32.574588	32.81%	4,364
2012	21.902676	24.526407	11.98%	11,355
2011	25.133719	21.902676	-12.86%	38,601
2010	19.997935	25.133719	25.68%	36,091
2009	14.638868	19.997935	36.61%	35,119
2008	24.798281	14.638868	-40.97%	34,460
2007	21.998042	24.798281	12.73%	18,778
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	20.317893	18.815558	-7.39%	391
2015	20.122326	20.317893	0.97%	398
2014	22.448131	20.122326	-10.36%	0
2013	17.642393	22.448131	27.24%	0
2012	14.993853	17.642393	17.66%	0
2011	18.556274	14.993853	-19.20%	0
2010	16.824522	18.556274	10.29%	0
2009	13.636359	16.824522	23.38%	0
2008	24.894580	13.636359	-45.22%	0
2007	21.759941	24.894580	14.41%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	26.920523	28.756491	6.82%	0
2015	28.447895	26.920523	-5.37%	0
2014	27.323170	28.447895	4.12%	0
2013	21.470929	27.323170	27.26%	0
2012	17.287432	21.470929	24.20%	0
2011	19.441794	17.287432	-11.08%	0
2010	15.742579	19.441794	23.50%	0
2009	10.247984	15.742579	53.62%	0
2008	21.522738	10.247984	-52.39%	1,676
2007	20.884511	21.522738	3.06%	1,885
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.883761	12.041912	10.64%	0
2015	11.871983	10.883761	-8.32%	0
2014	11.808948	11.871983	0.53%	0
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.825833	14.296369	11.47%	0
2015	14.116993	12.825833	-9.15%	0
2014	13.804741	14.116993	2.26%	0
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	4,516
2011	11.246606	11.256241	0.09%	10,308
2010	10.211260	11.246606	10.14%	10,812
2009	7.703927	10.211260	32.55%	11,130
2008	11.204194	7.703927	-31.24%	11,054
2007	11.048415	11.204194	1.41%	1,910
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	21.688609	24.603308	13.44%	0
2015	23.027922	21.688609	-5.82%	0
2014	21.667871	23.027922	6.28%	0
2013	17.091933	21.667871	26.77%	0
2012	15.618081	17.091933	9.44%	0
2011	15.072574	15.618081	3.62%	0
2010	12.780751	15.072574	17.93%	0
2009	11.142412	12.780751	14.70%	0
2008	15.636875	11.142412	-28.74%	0
2007	16.440717	15.636875	-4.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	26.838841	34.157112	27.27%	830
2015	29.646787	26.838841	-9.47%	988
2014	30.157166	29.646787	-1.69%	4,365
2013	22.644824	30.157166	33.17%	6,517
2012	19.568913	22.644824	15.72%	20,354
2011	20.800674	19.568913	-5.92%	81,296
2010	16.595382	20.800674	25.34%	78,812
2009	13.144924	16.595382	26.25%	109,976
2008	20.076917	13.144924	-34.53%	7,426
2007	21.042514	20.076917	-4.59%	4,646
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.297715	8.378328	14.81%	0
2015	9.286274	7.297715	-21.41%	0
2014*	10.000000	9.286274	-7.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	18.218494	19.087560	4.77%	1,137
2015	19.932174	18.218494	-8.60%	1,176
2014	22.945436	19.932174	-13.13%	1,785
2013	19.088550	22.945436	20.21%	0
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
2009	13.319472	17.842693	33.96%	0
2008	22.855091	13.319472	-41.72%	0
2007	20.253335	22.855091	12.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.023484	9.080213	0.63%	0
2015	9.646505	9.023484	-6.46%	0
2014	9.690920	9.646505	-0.46%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.547624	10.758200	2.00%	0
2015	11.456943	10.547624	-7.94%	0
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.026981	9.754570	-2.72%	0
2015	10.071568	10.026981	-0.44%	0
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.177390	14.138799	-0.27%	0
2015	13.846039	14.177390	2.39%	0
2014	13.095060	13.846039	5.73%	0
2013	9.582796	13.095060	36.65%	0
2012*	10.000000	9.582796	-4.17%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.837985	13.095592	10.62%	0
2015	12.652106	11.837985	-6.43%	0
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.434699	13.208381	-1.68%	0
2015	13.602270	13.434699	-1.23%	0
2014	12.921521	13.602270	5.27%	0
2013	9.676761	12.921521	33.53%	0
2012*	10.000000	9.676761	-3.23%	794
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.424690	12.786396	-4.75%	0
2015	14.984494	13.424690	-10.41%	0
2014	16.181516	14.984494	-7.40%	0
2013	13.229084	16.181516	22.32%	0
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0
2010	11.785197	12.519639	6.23%	0
2009*	10.000000	11.785197	17.85%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.566473	12.001432	13.58%	0
2015	11.561823	10.566473	-8.61%	0
2014	11.606867	11.561823	-0.39%	0
2013	10.745732	11.606867	8.01%	0
2012*	10.000000	10.745732	7.46%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.338849	12.799632	3.73%	0
2015	13.397299	12.338849	-7.90%	0
2014	12.705810	13.397299	5.44%	0
2013	10.003346	12.705810	27.02%	0
2012*	10.000000	10.003346	0.03%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	21.104174	21.522611	1.98%	0
2015	21.501705	21.104174	-1.85%	0
2014	20.322371	21.501705	5.80%	0
2013	17.353532	20.322371	17.11%	0
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	0
2009	12.181978	14.954337	22.76%	0
2008	14.846990	12.181978	-17.95%	0
2007	13.773618	14.846990	7.79%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.723014	9.716010	-0.07%	0
2015*	10.000000	9.723014	-2.77%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	29.585397	29.483311	-0.35%	96
2015	27.038648	29.585397	9.42%	107
2014	25.501584	27.038648	6.03%	942
2013	19.932075	25.501584	27.94%	1,574
2012	16.463786	19.932075	21.07%	3,032
2011	18.098364	16.463786	-9.03%	16,028
2010	17.388066	18.098364	4.08%	14,296
2009	12.182412	17.388066	42.73%	12,865
2008	22.380155	12.182412	-45.57%	12,298
2007	16.758438	22.380155	33.55%	4,463
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.318638	15.936271	11.30%	0
2015	13.997930	14.318638	2.29%	0
2014	13.095940	13.997930	6.89%	0
2013	9.895201	13.095940	32.35%	0
2012*	10.000000	9.895201	-1.05%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	24.005455	21.892649	-8.80%	0
2015	26.929375	24.005455	-10.86%	0
2014	31.342505	26.929375	-14.08%	0
2013	28.056820	31.342505	11.71%	0
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
2009	17.925046	31.376752	75.04%	0
2008	38.389251	17.925046	-53.31%	0
2007	30.680913	38.389251	25.12%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.123546	8.410840	18.07%	0
2015	9.115994	7.123546	-21.86%	0
2014	9.779381	9.115994	-6.78%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.910741	-0.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.133394	12.904776	6.36%	0
2015	12.684918	12.133394	-4.35%	0
2014	14.028356	12.684918	-9.58%	0
2013	10.162292	14.028356	38.04%	0
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	24.573342	27.331246	11.22%	3,178
2015	25.376008	24.573342	-3.16%	3,598
2014	23.556736	25.376008	7.72%	11,209
2013	17.772394	23.556736	32.55%	20,584
2012	15.690399	17.772394	13.27%	69,103
2011	16.126041	15.690399	-2.70%	264,789
2010	14.833232	16.126041	8.72%	271,033
2009	12.392403	14.833232	19.70%	288,014
2008	18.850203	12.392403	-34.26%	11,156
2007	17.925254	18.850203	5.16%	5,022
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.896670	15.121849	1.51%	253
2015	14.333619	14.896670	3.93%	0
2014	14.499320	14.333619	-1.14%	0
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	1,476
2011	10.681045	10.255587	-3.98%	2,601
2010*	10.000000	10.681045	6.81%	1,093
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.667418	10.002579	3.47%	0
2015*	10.000000	9.667418	-3.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.529748	11.931536	3.48%	0
2015	11.894141	11.529748	-3.06%	0
2014	11.312088	11.894141	5.15%	0
2013	11.640009	11.312088	-2.82%	0
2012	10.906004	11.640009	6.73%	1,965
2011	10.584401	10.906004	3.04%	3,405
2010	10.133021	10.584401	4.45%	3,620
2009	9.477206	10.133021	6.92%	3,563
2008	10.827458	9.477206	-12.47%	548,927
2007	10.528615	10.827458	2.84%	402,721

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	19.626943	21.216661	8.10%	0
2015	20.317588	19.626943	-3.40%	0
2014	20.201391	20.317588	0.58%	0
2013	22.649827	20.201391	-10.81%	0
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
2009	13.789680	17.538657	27.19%	0
2008	16.592799	13.789680	-16.89%	0
2007	15.956447	16.592799	3.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.172749	9.185199	12.39%	0
2015*	10.000000	8.172749	-18.27%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.659322	15.907334	8.51%	0
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.944374	23.437700	17.52%	856
2015	21.351945	19.944374	-6.59%	980
2014	19.339361	21.351945	10.41%	4,736
2013	15.025393	19.339361	28.71%	7,104
2012	13.431733	15.025393	11.86%	21,609
2011	13.673759	13.431733	-1.77%	67,715
2010	12.362426	13.673759	10.61%	67,928
2009*	10.000000	12.362426	23.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.326893	14.200352	6.55%	88,616
2015	13.500802	13.326893	-1.29%	105,055
2014	13.155061	13.500802	2.63%	124,879
2013	10.915987	13.155061	20.51%	137,872
2012	9.651009	10.915987	13.11%	1,208,145
2011	9.781789	9.651009	-1.34%	2,270,199
2010	8.933259	9.781789	9.50%	2,443,761
2009	7.405025	8.933259	20.64%	2,489,832
2008	10.787854	7.405025	-31.36%	2,505,391
2007	10.398894	10.787854	3.74%	605,903

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.566422	10.603096	0.35%	107,182
2015	10.834683	10.566422	-2.48%	124,776
2014	10.558416	10.834683	2.62%	146,293
2013	11.086812	10.558416	-4.77%	163,688
2012	10.805947	11.086812	2.60%	1,170,340
2011	10.455502	10.805947	3.35%	2,071,644
2010	10.091602	10.455502	3.61%	2,166,434
2009	9.205400	10.091602	9.63%	2,196,345
2008	10.448842	9.205400	-11.90%	2,374,278
2007	10.381087	10.448842	0.65%	701,012
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.871536	14.565075	-2.06%	300
2015	14.279546	14.871536	4.15%	317
2014	14.344932	14.279546	-0.46%	1,877
2013	11.407665	14.344932	25.75%	4,177
2012	9.559441	11.407665	19.33%	7,488
2011	10.782936	9.559441	-11.35%	26,836
2010	9.910942	10.782936	8.80%	24,931
2009	7.160160	9.910942	38.42%	25,561
2008	11.937617	7.160160	-40.02%	25,551
2007	10.679747	11.937617	11.78%	13,598
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.205683	15.145633	6.62%	1,220
2015	13.655045	14.205683	4.03%	917
2014	12.926599	13.655045	5.64%	5,074
2013	10.202870	12.926599	26.70%	7,990
2012	8.891032	10.202870	14.75%	19,168
2011	9.542654	8.891032	-6.83%	83,797
2010	8.259444	9.542654	15.54%	82,523
2009	6.088358	8.259444	35.66%	75,193
2008	11.165468	6.088358	-45.47%	70,930
2007	10.209164	11.165468	9.37%	35,594
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.369650	13.432823	8.60%	92,308
2015	12.518367	12.369650	-1.19%	110,475
2014	11.618251	12.518367	7.75%	135,434
2013	8.938617	11.618251	29.98%	159,815
2012	7.811893	8.938617	14.42%	1,511,502
2011	8.174079	7.811893	-4.43%	2,856,101
2010	7.535100	8.174079	8.48%	3,026,124
2009	5.898318	7.535100	27.75%	3,045,686
2008	9.742939	5.898318	-39.46%	3,006,980
2007*	10.000000	9.742939	-2.57%	678,737

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	20.820558	23.930210	14.94%	946
2015	22.784456	20.820558	-8.62%	655
2014	21.398796	22.784456	6.48%	4,371
2013	16.179644	21.398796	32.26%	9,046
2012	14.007587	16.179644	15.51%	13,093
2011	14.704272	14.007587	-4.74%	32,177
2010	13.029918	14.704272	12.85%	32,296
2009	10.392120	13.029918	25.38%	11,080
2008	16.934889	10.392120	-38.63%	12,903
2007	17.790645	16.934889	-4.81%	116,967
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.236887	9.298223	0.66%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.751716	11.707345	8.89%	0
2015	11.358040	10.751716	-5.34%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.590019	11.260220	6.33%	0
2015	11.028073	10.590019	-3.97%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	17.546790	19.581368	11.60%	0
2015	18.431324	17.546790	-4.80%	0
2014	18.386657	18.431324	0.24%	0
2013	17.567430	18.386657	4.66%	0
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
2009	9.792993	13.976215	42.72%	0
2008	13.912672	9.792993	-29.61%	0
2007	13.802009	13.912672	0.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.917764	13.228247	11.00%	0
2015	12.339291	11.917764	-3.42%	0
2014	11.846296	12.339291	4.16%	512
2013	8.443224	11.846296	40.31%	535
2012	7.393317	8.443224	14.20%	2,088
2011	8.561080	7.393317	-13.64%	2,257
2010	7.590196	8.561080	12.79%	2,000
2009	5.076314	7.590196	49.52%	2,014
2008*	10.000000	5.076314	-49.24%	2,038

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.822869	14.878691	7.64%	3,759
2015	14.200465	13.822869	-2.66%	4,154
2014	13.145734	14.200465	8.02%	16,890
2013	9.706187	13.145734	35.44%	27,220
2012	8.915278	9.706187	8.87%	97,352
2011	9.427969	8.915278	-5.44%	356,513
2010	7.805641	9.427969	20.78%	369,959
2009	6.083121	7.805641	28.32%	613,034
2008*	10.000000	6.083121	-39.17%	646,536
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.562949	12.248890	5.93%	0
2015	12.040306	11.562949	-3.96%	0
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.507225	11.936142	3.73%	78,476
2015	11.898168	11.507225	-3.29%	92,630
2014	11.670508	11.898168	1.95%	99,298
2013	10.412844	11.670508	12.08%	113,082
2012	9.592119	10.412844	8.56%	719,155
2011	9.946216	9.592119	-3.56%	1,530,689
2010	9.216039	9.946216	7.92%	1,557,860
2009	7.868519	9.216039	17.13%	929,277
2008*	10.000000	7.868519	-21.31%	939,880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.695095	12.269743	4.91%	0
2015	12.125438	11.695095	-3.55%	0
2014	11.847990	12.125438	2.34%	55,065
2013	9.996743	11.847990	18.52%	63,658
2012	8.999579	9.996743	11.08%	107,016
2011	9.535070	8.999579	-5.62%	155,951
2010	8.679150	9.535070	9.86%	170,358
2009	7.150952	8.679150	21.37%	126,527
2008*	10.000000	7.150952	-28.49%	126,546

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.884327	11.130920	2.27%	6,495
2015	11.217196	10.884327	-2.97%	6,957
2014	11.104872	11.217196	1.01%	7,413
2013	10.826431	11.104872	2.57%	40,821
2012	10.303603	10.826431	5.07%	114,274
2011	10.393550	10.303603	-0.87%	102,557
2010	9.955686	10.393550	4.40%	103,128
2009	9.011472	9.955686	10.48%	103,514
2008*	10.000000	9.011472	-9.89%	104,571
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.058488	10.379157	3.19%	0
2015	10.751733	10.058488	-6.45%	0
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.001729	10.384718	3.83%	0
2015	10.756555	10.001729	-7.02%	0
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.628348	12.133499	4.34%	86,966
2015	12.024199	11.628348	-3.29%	93,335
2014	11.763379	12.024199	2.22%	118,184
2013	10.215280	11.763379	15.15%	130,982
2012	9.300488	10.215280	9.84%	38,642
2011	9.741351	9.300488	-4.53%	35,371
2010	8.948011	9.741351	8.87%	35,913
2009	7.506482	8.948011	19.20%	3,682
2008*	10.000000	7.506482	-24.94%	3,686
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.610676	12.211782	5.18%	4,556
2015	12.059799	11.610676	-3.72%	4,556
2014	11.799144	12.059799	2.21%	4,556
2013	9.712704	11.799144	21.48%	6,208
2012	8.671897	9.712704	12.00%	4,248
2011	9.305852	8.671897	-6.81%	7,486
2010	8.401560	9.305852	10.76%	10,773
2009	6.790204	8.401560	23.73%	0
2008*	10.000000	6.790204	-32.10%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.342399	11.752928	3.62%	57,721
2015	11.728425	11.342399	-3.29%	61,583
2014	11.527800	11.728425	1.74%	65,414
2013	10.601632	11.527800	8.74%	69,292
2012	9.856291	10.601632	7.56%	112,241
2011	10.109999	9.856291	-2.51%	155,885
2010	9.485717	10.109999	6.58%	173,874
2009	8.246084	9.485717	15.03%	112,670
2008*	10.000000	8.246084	-17.54%	98,147
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.206184	11.503048	2.65%	5,667
2015	11.565974	11.206184	-3.11%	6,001
2014	11.303315	11.565974	2.32%	18,971
2013	11.815009	11.303315	-4.33%	24,577
2012	11.246092	11.815009	5.06%	95,464
2011	10.828681	11.246092	3.85%	335,863
2010	10.374687	10.828681	4.38%	383,404
2009	9.773762	10.374687	6.15%	530,223
2008*	10.000000	9.773762	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.188056	12.312031	1.02%	226
2015	12.533433	12.188056	-2.76%	230
2014	12.225141	12.533433	2.52%	637
2013	12.768152	12.225141	-4.25%	839
2012	12.194752	12.768152	4.70%	2,748
2011	11.763273	12.194752	3.67%	4,650
2010	11.130830	11.763273	5.68%	3,360
2009	9.779546	11.130830	13.82%	3,391
2008*	10.000000	9.779546	-2.20%	3,573
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	22.737375	23.889527	5.07%	0
2015	27.768878	22.737375	-18.12%	0
2014	30.135104	27.768878	-7.85%	0
2013	30.697155	30.135104	-1.83%	0
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
2009	19.641159	31.311970	59.42%	0
2008	47.764617	19.641159	-58.88%	0
2007	33.658481	47.764617	41.91%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.536740	11.361510	-1.52%	7,757
2015	11.815163	11.536740	-2.36%	7,944
2014	11.558971	11.815163	2.22%	21,561
2013	12.324915	11.558971	-6.21%	31,194
2012	12.235311	12.324915	0.73%	111,608
2011	11.669486	12.235311	4.85%	361,062
2010	11.393262	11.669486	2.42%	414,295
2009	11.350338	11.393262	0.38%	616,713
2008	10.779417	11.350338	5.30%	707,509
2007	10.292093	10.779417	4.73%	546,612
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.675043	8.481031	-2.24%	6,168
2015	8.874721	8.675043	-2.25%	6,156
2014	9.079000	8.874721	-2.25%	10,480
2013	9.287976	9.079000	-2.25%	13,749
2012	9.502353	9.287976	-2.26%	72,168
2011	9.720467	9.502353	-2.24%	255,805
2010	9.944195	9.720467	-2.25%	276,704
2009	10.168821	9.944195	-2.21%	300,001
2008	10.193541	10.168821	-0.24%	241,512
2007	9.952481	10.193541	2.42%	278,437
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.926863	7.798095	-1.62%	0
2015	8.379256	7.926863	-5.40%	0
2014	8.634305	8.379256	-2.95%	0
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	1,201
2011	7.582552	6.670992	-12.02%	4,580
2010	6.864350	7.582552	10.46%	3,070
2009	5.424728	6.864350	26.54%	3,172
2008*	10.000000	5.424728	-45.75%	2,609
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.723962	8.572817	-1.73%	0
2015	9.050537	8.723962	-3.61%	0
2014	9.869618	9.050537	-8.30%	386
2013	8.343599	9.869618	18.29%	1,163
2012	7.220989	8.343599	15.55%	1,716
2011	8.476116	7.220989	-14.81%	1,887
2010	8.073743	8.476116	4.98%	1,518
2009	6.422245	8.073743	25.72%	1,102
2008	11.545296	6.422245	-44.37%	1,080
2007	10.798640	11.545296	6.91%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	21.464678	22.969727	7.01%	14,895
2015	22.180180	21.464678	-3.23%	15,078
2014	21.613229	22.180180	2.62%	15,262
2013	17.375986	21.613229	24.39%	15,265
2012	15.337663	17.375986	13.29%	20,107
2011	16.332125	15.337663	-6.09%	38,732
2010	14.575520	16.332125	12.05%	29,901
2009	11.721990	14.575520	24.34%	33,483
2008	18.988244	11.721990	-38.27%	34,556
2007	18.335248	18.988244	3.56%	35,054
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.352845	14.915109	3.92%	86,608
2015	14.708781	14.352845	-2.42%	98,485
2014	14.387629	14.708781	2.23%	123,141
2013	12.976755	14.387629	10.87%	108,575
2012	12.136974	12.976755	6.92%	72,331
2011	12.306842	12.136974	-1.38%	175,550
2010	11.464785	12.306842	7.34%	191,887
2009*	10.000000	11.464785	14.65%	2,918
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.336863	17.206300	5.32%	0
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	6,396
2013	13.986825	16.337548	16.81%	6,396
2012	12.747900	13.986825	9.72%	6,396
2011	13.163898	12.747900	-3.16%	6,396
2010	12.020578	13.163898	9.51%	6,396
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.610458	12.853114	1.92%	28,054
2015	12.866665	12.610458	-1.99%	29,250
2014	12.669920	12.866665	1.55%	30,446
2013	12.364144	12.669920	2.47%	31,654
2012	12.026976	12.364144	2.80%	54,613
2011	11.952821	12.026976	0.62%	24,609
2010	11.547439	11.952821	3.51%	24,763
2009	10.829416	11.547439	6.63%	24,914
2008	11.788746	10.829416	-8.14%	25,062
2007	11.445670	11.788746	3.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.033070	10.367763	3.34%	0
2015	10.607868	10.033070	-5.42%	0
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.970922	10.424710	4.55%	0
2015	10.620513	9.970922	-6.12%	0
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	17.251061	18.068578	4.74%	100,730
2015	17.707429	17.251061	-2.58%	110,459
2014	17.222683	17.707429	2.81%	166,591
2013	15.107089	17.222683	14.00%	193,608
2012	13.947620	15.107089	8.31%	463,175
2011	14.273746	13.947620	-2.28%	1,315,060
2010	13.165290	14.273746	8.42%	1,442,431
2009	11.305038	13.165290	16.46%	1,478,974
2008	15.058439	11.305038	-24.93%	1,554,487
2007	14.581696	15.058439	3.27%	879,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	19.706933	20.898710	6.05%	2,967
2015	20.308799	19.706933	-2.96%	3,720
2014	19.795011	20.308799	2.60%	34,888
2013	16.547545	19.795011	19.63%	51,732
2012	14.881569	16.547545	11.19%	56,767
2011	15.554198	14.881569	-4.32%	66,041
2010	14.102070	15.554198	10.30%	81,440
2009	11.597705	14.102070	21.59%	90,919
2008	17.293799	11.597705	-32.94%	134,977
2007	16.668854	17.293799	3.75%	101,574
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.005333	15.505198	3.33%	114,656
2015	15.355431	15.005333	-2.28%	121,533
2014	14.998051	15.355431	2.38%	137,216
2013	13.885904	14.998051	8.01%	147,685
2012	13.149120	13.885904	5.60%	513,386
2011	13.179258	13.149120	-0.23%	1,448,692
2010	12.424366	13.179258	6.08%	1,570,164
2009	11.094772	12.424366	11.98%	1,601,430
2008	13.360214	11.094772	-16.96%	1,709,339
2007	12.912800	13.360214	3.46%	962,903
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.770456	21.989468	1.01%	1,176
2015	21.246933	21.770456	2.46%	1,246
2014	20.021675	21.246933	6.12%	1,630
2013	15.028955	20.021675	33.22%	5,468
2012	12.983783	15.028955	15.75%	12,359
2011	13.621899	12.983783	-4.68%	21,286
2010	12.841565	13.621899	6.08%	23,726
2009*	10.000000	12.841565	28.42%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.459833	10.038022	6.11%	0
2015	9.900068	9.459833	-4.45%	0
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.882202	10.630883	7.58%	0
2015	10.095406	9.882202	-2.11%	0
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	29.586066	34.790500	17.59%	0
2015	31.054107	29.586066	-4.73%	0
2014	29.033833	31.054107	6.96%	0
2013	22.324082	29.033833	30.06%	574
2012	19.441996	22.324082	14.82%	1,278
2011	20.407894	19.441996	-4.73%	4,153
2010	16.542694	20.407894	23.36%	3,496
2009	12.374975	16.542694	33.68%	3,885
2008	19.926196	12.374975	-37.90%	3,678
2007	18.954496	19.926196	5.13%	2,191
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.255289	14.078328	6.21%	2,195
2015	13.964035	13.255289	-5.08%	2,373
2014	13.751397	13.964035	1.55%	3,528
2013	14.227924	13.751397	-3.35%	7,821
2012	12.967670	14.227924	9.72%	18,662
2011	12.568101	12.967670	3.18%	56,074
2010	11.626353	12.568101	8.10%	59,750
2009	9.562503	11.626353	21.58%	43,965
2008	11.827858	9.562503	-19.15%	46,960
2007	11.566627	11.827858	2.26%	31,467
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.870326	9.410337	-4.66%	4,757
2015	10.164095	9.870326	-2.89%	5,002
2014	10.540604	10.164095	-3.57%	20,502
2013	8.905994	10.540604	18.35%	33,056
2012	7.887311	8.905994	12.92%	88,381
2011	8.927730	7.887311	-11.65%	299,664
2010	8.025138	8.927730	11.25%	288,067
2009	6.031868	8.025138	33.05%	463,079
2008*	10.000000	6.031868	-39.68%	403,344

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.058492	13.401356	2.63%	369
2015	14.113650	13.058492	-7.48%	368
2014	15.985602	14.113650	-11.71%	2,118
2013	13.509675	15.985602	18.33%	0
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
2009	11.028378	13.961266	26.59%	0
2008	21.081183	11.028378	-47.69%	0
2007	21.000395	21.081183	0.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.679114	13.638299	-0.30%	1,722
2015	13.569319	13.679114	0.81%	1,836
2014	12.602678	13.569319	7.67%	6,952
2013	9.591730	12.602678	31.39%	11,573
2012	8.449269	9.591730	13.52%	38,986
2011	8.932070	8.449269	-5.41%	154,361
2010	7.920966	8.932070	12.76%	163,156
2009	6.264498	7.920966	26.44%	235,455
2008*	10.000000	6.264498	-37.36%	272
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.157999	13.792257	13.44%	0
2015	12.880538	12.157999	-5.61%	0
2014	11.952685	12.880538	7.76%	0
2013	9.055687	11.952685	31.99%	0
2012	7.878627	9.055687	14.94%	0
2011	8.582541	7.878627	-8.20%	4,185
2010	7.787385	8.582541	10.21%	4,538
2009	6.252676	7.787385	24.54%	3,767
2008*	10.000000	6.252676	-37.47%	2,093
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.243266	13.730064	3.68%	2,252
2015	13.595138	13.243266	-2.59%	2,325
2014	13.409324	13.595138	1.39%	9,096
2013	9.896977	13.409324	35.49%	15,030
2012	8.831921	9.896977	12.06%	46,656
2011	9.455697	8.831921	-6.60%	179,267
2010	7.648661	9.455697	23.63%	184,153
2009	6.175408	7.648661	23.86%	258,402
2008*	10.000000	6.175408	-38.25%	218,568

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.523349	17.844950	14.96%	2,402
2015	16.352589	15.523349	-5.07%	2,697
2014	14.295792	16.352589	14.39%	9,007
2013	10.778981	14.295792	32.63%	16,109
2012	9.478359	10.778981	13.72%	53,912
2011	9.926538	9.478359	-4.51%	202,278
2010	8.488366	9.926538	16.94%	206,559
2009	6.655774	8.488366	27.53%	226,548
2008*	10.000000	6.655774	-33.44%	348,831
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	20.238451	21.378573	5.63%	0
2015	20.595279	20.238451	-1.73%	0
2014	20.547837	20.595279	0.23%	5
2013	14.602568	20.547837	40.71%	4
2012	13.209915	14.602568	10.54%	23
2011	13.630768	13.209915	-3.09%	3,805
2010	11.146051	13.630768	22.29%	3,725
2009	8.965269	11.146051	24.32%	4,029
2008	17.155884	8.965269	-47.74%	3,438
2007	16.030021	17.155884	7.02%	2,783
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	28.375589	34.844122	22.80%	0
2015	30.977135	28.375589	-8.40%	0
2014	29.682098	30.977135	4.36%	0
2013	21.685452	29.682098	36.88%	0
2012	18.441219	21.685452	17.59%	25
2011	19.953008	18.441219	-7.58%	497
2010	16.139114	19.953008	23.63%	507
2009	13.118248	16.139114	23.03%	482
2008	19.824037	13.118248	-33.83%	421
2007	21.863580	19.824037	-9.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	26.182364	31.365028	19.79%	0
2015	27.302534	26.182364	-4.10%	0
2014	27.776626	27.302534	-1.71%	497
2013	20.217240	27.776626	37.39%	463
2012	17.950396	20.217240	12.63%	1,288
2011	19.494072	17.950396	-7.92%	2,786
2010	15.956493	19.494072	22.17%	2,601
2009	12.142994	15.956493	31.40%	3,139
2008	20.152532	12.142994	-39.74%	10,319
2007	20.235659	20.152532	-0.41%	3,270

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	19.897887	21.621844	8.66%	2,389
2015	20.222074	19.897887	-1.60%	2,648
2014	18.501334	20.222074	9.30%	11,795
2013	14.471277	18.501334	27.85%	20,275
2012	13.004390	14.471277	11.28%	60,196
2011	13.252999	13.004390	-1.88%	224,539
2010	11.974411	13.252999	10.68%	232,240
2009	9.756608	11.974411	22.73%	318,507
2008	17.095259	9.756608	-42.93%	409,538
2007	16.211278	17.095259	5.45%	219,286
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.253391	12.838251	4.77%	0
2015	13.287597	12.253391	-7.78%	0
2014	10.569670	13.287597	25.71%	0
2013	10.528690	10.569670	0.39%	0
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
2010	7.077893	8.982112	26.90%	0
2009	5.548014	7.077893	27.58%	0
2008*	10.000000	5.548014	-44.52%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.677191	13.805057	8.90%	0
2015	12.847860	12.677191	-1.33%	0
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.632271	9.650749	0.19%	3,007
2015	9.887717	9.632271	-2.58%	3,082
2014	10.065596	9.887717	-1.77%	6,566
2013	10.286445	10.065596	-2.15%	10,503
2012	10.165640	10.286445	1.19%	24,757
2011	10.265736	10.165640	-0.98%	94,711
2010	10.253900	10.265736	0.12%	97,377
2009	9.793605	10.253900	4.70%	95,175
2008*	10.000000	9.793605	-2.06%	15,315
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.867103	14.022065	18.16%	0
2015	12.763416	11.867103	-7.02%	0
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.219475	13.066921	-1.15%	3,732
2015	14.073141	13.219475	-6.07%	3,706
2014	15.674150	14.073141	-10.21%	15,603
2013	13.351853	15.674150	17.39%	24,223
2012	11.424689	13.351853	16.87%	63,628
2011	13.345750	11.424689	-14.39%	213,198
2010	12.838018	13.345750	3.95%	192,231
2009*	10.000000	12.838018	28.38%	283,863
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.410376	11.911597	-4.02%	0
2015	12.504988	12.410376	-0.76%	0
2014	13.225888	12.504988	-5.45%	0
2013	11.482416	13.225888	15.18%	0
2012	9.915028	11.482416	15.81%	0
2011	11.569705	9.915028	-14.30%	0
2010	9.700203	11.569705	19.27%	0
2009	7.377444	9.700203	31.48%	0
2008	14.091251	7.377444	-47.65%	144
2007	13.968579	14.091251	0.88%	164,470
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	26.908863	27.399776	1.82%	0
2015	27.257151	26.908863	-1.28%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.330792	9.232637	-1.05%	7,199
2015	9.528055	9.330792	-2.07%	7,219
2014	9.688281	9.528055	-1.65%	16,401
2013	9.850521	9.688281	-1.65%	20,514
2012	9.634178	9.850521	2.25%	99,785
2011	9.826937	9.634178	-1.96%	333,398
2010	9.548473	9.826937	2.92%	368,316
2009	8.619490	9.548473	10.78%	504,518
2008	10.185777	8.619490	-15.38%	815,244
2007	9.946883	10.185777	2.40%	579,245
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	21.844014	23.459822	7.40%	0
2015	22.450916	21.844014	-2.70%	0
2014	20.807460	22.450916	7.90%	0
2013	15.469188	20.807460	34.51%	0
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	0
2010	12.533280	15.051635	20.09%	0
2009	9.755869	12.533280	28.47%	0
2008	16.481860	9.755869	-40.81%	0
2007	15.670271	16.481860	5.18%	288,365

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	27.629582	26.967132	-2.40%	0
2015	27.264351	27.629582	1.34%	0
2014	27.330066	27.264351	-0.24%	0
2013	22.016377	27.330066	24.14%	0
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
2009	13.517915	18.413930	36.22%	0
2008	23.177337	13.517915	-41.68%	0
2007	22.354371	23.177337	3.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.424640	9.790378	3.88%	0
2015	9.887998	9.424640	-4.69%	0
2014	9.869699	9.887998	0.19%	0
2013	10.134090	9.869699	-2.61%	0
2012*	10.000000	10.134090	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.046302	8.603181	-4.90%	865
2015	8.975773	9.046302	0.79%	546
2014*	10.000000	8.975773	-10.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	21.638756	23.543244	8.80%	2,325
2015	21.469810	21.638756	0.79%	2,583
2014	19.894805	21.469810	7.92%	11,532
2013	15.484398	19.894805	28.48%	20,942
2012	13.585193	15.484398	13.98%	57,105
2011	13.941099	13.585193	-2.55%	215,637
2010	12.313104	13.941099	13.22%	223,523
2009	9.841516	12.313104	25.11%	267,720
2008	16.405148	9.841516	-40.01%	386,032
2007	16.115779	16.405148	1.80%	227,538
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	29.872396	34.362882	15.03%	205
2015	32.543236	29.872396	-8.21%	224
2014	29.817212	32.543236	9.14%	161
2013	21.691322	29.817212	37.46%	254
2012	18.859282	21.691322	15.02%	968
2011	19.763504	18.859282	-4.58%	2,599
2010	16.429893	19.763504	20.29%	2,530
2009	12.279250	16.429893	33.80%	2,946
2008	20.263408	12.279250	-39.40%	76,096
2007	21.025158	20.263408	-3.62%	44,344

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.004171	9.938088	10.37%	0
2015	10.143479	9.004171	-11.23%	0
2014	10.329991	10.143479	-1.81%	0
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.604917	9.523291	10.67%	0
2015	9.016243	8.604917	-4.56%	0
2014	9.096025	9.016243	-0.88%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.227667	10.288451	0.59%	0
2015	11.271891	10.227667	-9.26%	0
2014	11.496748	11.271891	-1.96%	0
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.741077	10.637089	-0.97%	3,074
2015	10.965417	10.741077	-2.05%	2,384
2014	11.134504	10.965417	-1.52%	9,752
2013	11.417306	11.134504	-2.48%	14,947
2012	11.045679	11.417306	3.36%	39,480
2011	11.186479	11.045679	-1.26%	133,861
2010	10.879769	11.186479	2.82%	145,083
2009*	10.000000	10.879769	8.80%	161,945
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.049529	0.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.172434	10.201088	0.28%	0
2015	10.371774	10.172434	-1.92%	0
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	1,053
2012	9.940075	10.638895	7.03%	930
2011*	10.000000	9.940075	-0.60%	3,989

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	17.037431	19.156311	12.44%	0
2015	18.848558	17.037431	-9.61%	0
2014	17.413449	18.848558	8.24%	0
2013	13.129697	17.413449	32.63%	0
2012	11.274896	13.129697	16.45%	0
2011	12.095334	11.274896	-6.78%	0
2010	10.818124	12.095334	11.81%	0
2009	8.525513	10.818124	26.89%	0
2008	14.227984	8.525513	-40.08%	1,116
2007	15.492983	14.227984	-8.16%	1,178
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.295751	2.96%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.107932	15.360129	-4.64%	0
2015	16.455696	16.107932	-2.11%	0
2014	18.058533	16.455696	-8.88%	0
2013	14.424812	18.058533	25.19%	0
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
2009	11.377179	13.860665	21.83%	0
2008	20.767014	11.377179	-45.22%	0
2007	19.607144	20.767014	5.92%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.036583	26.216062	-12.72%	0
2015	27.320924	30.036583	9.94%	0
2014	21.299002	27.320924	28.27%	0
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.376216	7.552837	40.49%	0
2015	8.264425	5.376216	-34.95%	0
2014	10.451564	8.264425	-20.93%	0
2013	9.673178	10.451564	8.05%	0
2012*	10.000000	9.673178	-3.27%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.281569	7.404529	40.20%	0
2015	8.140860	5.281569	-35.12%	0
2014	10.326333	8.140860	-21.16%	0
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	17.717556	17.994692	1.56%	0
2015	18.707989	17.717556	-5.29%	0
2014	17.367222	18.707989	7.72%	0
2013	13.265873	17.367222	30.92%	0
2012	11.671854	13.265873	13.66%	0
2011	12.814928	11.671854	-8.92%	0
2010	11.669198	12.814928	9.82%	0
2009	9.395302	11.669198	24.20%	0
2008	15.469978	9.395302	-39.27%	0
2007	14.395339	15.469978	7.47%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	16.050422	16.893845	5.25%	0
2015	16.217325	16.050422	-1.03%	0
2014	14.052862	16.217325	15.40%	0
2013	12.017174	14.052862	16.94%	0
2012	10.876692	12.017174	10.49%	0
2011	10.448841	10.876692	4.09%	0
2010	9.435260	10.448841	10.74%	0
2009	8.360354	9.435260	12.86%	0
2008	12.065984	8.360354	-30.71%	0
2007	11.473704	12.065984	5.16%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.765878	18.439899	-1.74%	0
2015	18.943259	18.765878	-0.94%	0
2014	18.658281	18.943259	1.53%	0
2013	13.645489	18.658281	36.74%	0
2012	11.595807	13.645489	17.68%	0
2011	12.558076	11.595807	-7.66%	0
2010*	10.000000	12.558076	25.58%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	20.551718	21.646937	5.33%	0
2015	21.648910	20.551718	-5.07%	0
2014	22.571192	21.648910	-4.09%	0
2013	15.369918	22.571192	46.85%	0
2012	14.577196	15.369918	5.44%	494
2011	15.630601	14.577196	-6.74%	5,060
2010	12.613155	15.630601	23.92%	4,677
2009	8.453326	12.613155	49.21%	0
2008	14.764178	8.453326	-42.74%	0
2007	13.272812	14.764178	11.24%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	21.891732	23.757537	8.52%	0
2015	22.091922	21.891732	-0.91%	0
2014	20.689829	22.091922	6.78%	0
2013	15.733852	20.689829	31.50%	0
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
2010	12.026920	13.254416	10.21%	0
2009	10.228659	12.026920	17.58%	0
2008	17.654334	10.228659	-42.06%	0
2007	17.234567	17.654334	2.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	29.025074	35.390435	21.93%	0
2015	31.502257	29.025074	-7.86%	0
2014	29.596212	31.502257	6.44%	0
2013	22.009292	29.596212	34.47%	0
2012	19.016442	22.009292	15.74%	0
2011	21.299863	19.016442	-10.72%	0
2010	17.221653	21.299863	23.68%	0
2009	12.356226	17.221653	39.38%	0
2008	19.684436	12.356226	-37.23%	0
2007	19.847239	19.684436	-0.82%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.768846	12.003394	1.99%	0
2015	12.350787	11.768846	-4.71%	0
2014	12.237727	12.350787	0.92%	0
2013	13.686406	12.237727	-10.58%	0
2012	13.045835	13.686406	4.91%	0
2011	11.948668	13.045835	9.18%	0
2010	11.634318	11.948668	2.70%	0
2009	10.804542	11.634318	7.68%	0
2008	11.237420	10.804542	-3.85%	0
2007	10.505971	11.237420	6.96%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	20.394142	22.556630	10.60%	0
2015	22.194674	20.394142	-8.11%	0
2014	20.223279	22.194674	9.75%	0
2013	15.277950	20.223279	32.37%	0
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
2009	10.621401	12.221479	15.06%	0
2008	16.656567	10.621401	-36.23%	0
2007	17.125135	16.656567	-2.74%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	20.663964	24.776810	19.90%	0
2015	21.489920	20.663964	-3.84%	0
2014	18.922925	21.489920	13.57%	0
2013	14.910049	18.922925	26.91%	0
2012	13.131046	14.910049	13.55%	0
2011	13.553811	13.131046	-3.12%	0
2010	11.659979	13.553811	16.24%	0
2009	9.194334	11.659979	26.82%	0
2008	12.466537	9.194334	-26.25%	0
2007	13.078908	12.466537	-4.68%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.701121	11.000828	13.40%	0
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.003358	14.202778	1.42%	0
2015	14.477997	14.003358	-3.28%	0
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
2009*	10.000000	11.990240	19.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.459064	14.676754	28.08%	0
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.301026	11.594823	12.56%	0
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	29.675580	36.454694	22.84%	0
2015	31.098730	29.675580	-4.58%	0
2014	30.280069	31.098730	2.70%	0
2013	22.024979	30.280069	37.48%	0
2012	19.478398	22.024979	13.07%	0
2011	19.824469	19.478398	-1.75%	187
2010	16.125877	19.824469	22.94%	188
2009	13.201674	16.125877	22.15%	0
2008	19.559767	13.201674	-32.51%	0
2007	20.154878	19.559767	-2.95%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	22.205564	24.178570	8.89%	0
2015	22.532641	22.205564	-1.45%	0
2014	20.390977	22.532641	10.50%	0
2013	15.846549	20.390977	28.68%	0
2012	14.046796	15.846549	12.81%	0
2011	14.147538	14.046796	-0.71%	332
2010	12.642499	14.147538	11.90%	332
2009	10.266291	12.642499	23.15%	332
2008	16.765403	10.266291	-38.77%	332
2007	16.346335	16.765403	2.56%	332
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	19.330858	20.329303	5.17%	0
2015	20.337892	19.330858	-4.95%	0
2014	19.305656	20.337892	5.35%	0
2013	16.354082	19.305656	18.05%	0
2012	15.199128	16.354082	7.60%	0
2011	14.305876	15.199128	6.24%	367
2010	12.727560	14.305876	12.40%	367
2009	10.657988	12.727560	19.42%	367
2008	15.522995	10.657988	-31.34%	367
2007	14.871448	15.522995	4.38%	367
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	17.249005	19.682961	14.11%	0
2015	18.111960	17.249005	-4.76%	0
2014	18.296625	18.111960	-1.01%	0
2013	12.634688	18.296625	44.81%	0
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
2009	8.156780	10.022295	22.87%	0
2008	13.417089	8.156780	-39.21%	0
2007	15.481086	13.417089	-13.33%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.507860	10.120825	6.45%	0
2015	9.829217	9.507860	-3.27%	0
2014	10.003364	9.829217	-1.74%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	13.498333	12.597762	-6.67%	0
2015	14.766285	13.498333	-8.59%	0
2014	15.317770	14.766285	-3.60%	0
2013	13.502489	15.317770	13.44%	0
2012	12.561595	13.502489	7.49%	0
2011	13.606268	12.561595	-7.68%	0
2010	12.323344	13.606268	10.41%	0
2009	11.136185	12.323344	10.66%	0
2008	16.206899	11.136185	-31.29%	0
2007	15.131593	16.206899	7.11%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	12.228180	12.369656	1.16%	0
2015	12.571299	12.228180	-2.73%	0
2014	12.430568	12.571299	1.13%	0
2013	12.628441	12.430568	-1.57%	0
2012	11.810778	12.628441	6.92%	0
2011	11.852145	11.810778	-0.35%	0
2010	11.203228	11.852145	5.79%	0
2009	9.543325	11.203228	17.39%	0
2008	10.566036	9.543325	-9.68%	0
2007	10.287329	10.566036	2.71%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.620487	14.004116	2.82%	0
2015	14.015498	13.620487	-2.82%	0
2014	13.765746	14.015498	1.81%	0
2013	12.447178	13.765746	10.59%	0
2012	11.418286	12.447178	9.01%	0
2011	11.736660	11.418286	-2.71%	0
2010	10.673684	11.736660	9.96%	0
2009	8.813630	10.673684	21.10%	0
2008	12.055503	8.813630	-26.89%	0
2007	11.382194	12.055503	5.92%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.132356	14.609450	3.38%	0
2015	14.531780	14.132356	-2.75%	0
2014	14.220412	14.531780	2.19%	0
2013	12.587099	14.220412	12.98%	0
2012	11.394733	12.587099	10.46%	0
2011	11.809038	11.394733	-3.51%	0
2010	10.571990	11.809038	11.70%	0
2009	8.417740	10.571990	25.59%	0
2008	12.821849	8.417740	-34.35%	0
2007	11.935664	12.821849	7.42%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.737109	15.316875	3.93%	0
2015	15.164390	14.737109	-2.82%	0
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
2010	10.327628	11.693674	13.23%	0
2009	8.058275	10.327628	28.16%	0
2008	13.340761	8.058275	-39.60%	0
2007	12.294282	13.340761	8.51%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.234276	15.958809	30.44%	0
2015	15.801620	12.234276	-22.58%	0
2014	18.541012	15.801620	-14.77%	0
2013	15.286370	18.541012	21.29%	0
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
2010	13.854785	16.129558	16.42%	0
2009	9.609469	13.854785	44.18%	0
2008	21.573326	9.609469	-55.46%	0
2007	15.163091	21.573326	42.28%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	19.606588	22.549468	15.01%	0
2015	20.956449	19.606588	-6.44%	0
2014	19.773112	20.956449	5.98%	0
2013	15.832562	19.773112	24.89%	0
2012	13.844855	15.832562	14.36%	0
2011	14.077935	13.844855	-1.66%	317
2010	12.538662	14.077935	12.28%	317
2009	9.881046	12.538662	26.90%	678
2008	17.686113	9.881046	-44.13%	2,031
2007	17.877300	17.686113	-1.07%	1,336
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.186642	11.87%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	23.547038	23.133424	-1.76%	0
2015	22.544793	23.547038	4.45%	0
2014	20.786323	22.544793	8.46%	0
2013	15.643611	20.786323	32.87%	0
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
2010	11.841618	14.330246	21.02%	0
2009	9.471628	11.841618	25.02%	342
2008	18.399897	9.471628	-48.52%	435
2007	14.870760	18.399897	23.73%	474
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.374165	12.631728	2.08%	0
2015	12.774041	12.374165	-3.13%	0
2014	12.379300	12.774041	3.19%	0
2013	12.938291	12.379300	-4.32%	0
2012	12.540861	12.938291	3.17%	0
2011	11.991605	12.540861	4.58%	1,445
2010	11.412454	11.991605	5.07%	1,592
2009	10.116151	11.412454	12.81%	1,773
2008	10.725576	10.116151	-5.68%	1,642
2007	10.548602	10.725576	1.68%	2,088
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	32.251778	35.269269	9.36%	0
2015	33.557717	32.251778	-3.89%	0
2014	32.393887	33.557717	3.59%	0
2013	24.402823	32.393887	32.75%	0
2012	21.803479	24.402823	11.92%	0
2011	25.032679	21.803479	-12.90%	243
2010	19.927699	25.032679	25.62%	243
2009	14.594916	19.927699	36.54%	243
2008	24.736512	14.594916	-41.00%	844
2007	21.954539	24.736512	12.67%	1,716
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	20.184447	18.682431	-7.44%	0
2015	20.000392	20.184447	0.92%	0
2014	22.323518	20.000392	-10.41%	0
2013	17.553431	22.323518	27.17%	0
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	0
2009	13.595396	16.765403	23.32%	0
2008	24.832533	13.595396	-45.25%	0
2007	21.716874	24.832533	14.35%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	26.743751	28.553082	6.77%	0
2015	28.275559	26.743751	-5.42%	0
2014	27.171551	28.275559	4.06%	0
2013	21.362702	27.171551	27.19%	0
2012	17.209115	21.362702	24.14%	0
2011	19.363613	17.209115	-11.13%	0
2010	15.687288	19.363613	23.44%	0
2009	10.217220	15.687288	53.54%	0
2008	21.469174	10.217220	-52.41%	0
2007	20.843249	21.469174	3.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.841127	11.988615	10.58%	0
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0
2009	6.553439	8.339673	27.26%	0
2008*	10.000000	6.553439	-34.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.762552	14.218570	11.41%	0
2015	14.054530	12.762552	-9.19%	0
2014	13.750694	14.054530	2.21%	0
2013	12.352259	13.750694	11.32%	0
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
2009	7.693418	10.192119	32.48%	0
2008	11.194646	7.693418	-31.28%	0
2007	11.044680	11.194646	1.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	21.546225	24.429321	13.38%	0
2015	22.888464	21.546225	-5.86%	0
2014	21.547662	22.888464	6.22%	0
2013	17.005805	21.547662	26.71%	0
2012	15.547346	17.005805	9.38%	0
2011	15.011971	15.547346	3.57%	338
2010	12.735864	15.011971	17.87%	338
2009	11.108969	12.735864	14.64%	338
2008	15.597923	11.108969	-28.78%	353
2007	16.408204	15.597923	-4.94%	476

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	26.662597	33.915516	27.20%	0
2015	29.467188	26.662597	-9.52%	0
2014	29.989828	29.467188	-1.74%	0
2013	22.530691	29.989828	33.11%	0
2012	19.480253	22.530691	15.66%	0
2011	20.717010	19.480253	-5.97%	285
2010	16.537081	20.717010	25.28%	273
2009	13.105461	16.537081	26.18%	410
2008	20.026926	13.105461	-34.56%	0
2007	21.000927	20.026926	-4.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.291461	8.366879	14.75%	0
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	18.098832	18.952523	4.72%	0
2015	19.811405	18.098832	-8.64%	0
2014	22.818099	19.811405	-13.18%	0
2013	18.992319	22.818099	20.14%	0
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
2009	13.279480	17.780013	33.89%	0
2008	22.798165	13.279480	-41.75%	0
2007	20.213295	22.798165	12.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.011170	9.063204	0.58%	0
2015	9.638269	9.011170	-6.51%	0
2014	9.687601	9.638269	-0.51%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.150744	14.105024	-0.32%	0
2015	13.827096	14.150744	2.34%	0
2014	13.083835	13.827096	5.68%	0
2013	9.579480	13.083835	36.58%	0
2012*	10.000000	9.579480	-4.21%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.815782	13.064374	10.57%	0
2015	12.634847	11.815782	-6.48%	0
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.409445	13.176827	-1.73%	0
2015	13.583654	13.409445	-1.28%	0
2014	12.910444	13.583654	5.21%	0
2013	9.673405	12.910444	33.46%	0
2012*	10.000000	9.673405	-3.27%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.378976	12.736342	-4.80%	0
2015	14.941114	13.378976	-10.46%	0
2014	16.142931	14.941114	-7.44%	0
2013	13.204300	16.142931	22.26%	0
2012	11.341055	13.204300	16.43%	0
2011	12.508963	11.341055	-9.34%	0
2010	11.781172	12.508963	6.18%	0
2009*	10.000000	11.781172	17.81%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.546649	11.972810	13.52%	0
2015	11.546047	10.546649	-8.66%	0
2014	11.596963	11.546047	-0.44%	0
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.315745	12.769150	3.68%	0
2015	13.379067	12.315745	-7.95%	0
2014	12.695006	13.379067	5.39%	0
2013	9.999936	12.695006	26.95%	0
2012*	10.000000	9.999936	0.00%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	20.965678	21.370469	1.93%	0
2015	21.371531	20.965678	-1.90%	0
2014	20.209679	21.371531	5.75%	0
2013	17.266124	20.209679	17.05%	0
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
2010	14.901852	15.741438	5.63%	0
2009	12.145432	14.901852	22.70%	0
2008	14.810019	12.145432	-17.99%	0
2007	13.746388	14.810019	7.74%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.719682	9.707725	-0.12%	0
2015*	10.000000	9.719682	-2.80%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	29.391194	29.274839	-0.40%	0
2015	26.874908	29.391194	9.36%	0
2014	25.360125	26.874908	5.97%	0
2013	19.831652	25.360125	27.88%	0
2012	16.389240	19.831652	21.00%	0
2011	18.025613	16.389240	-9.08%	0
2010	17.327037	18.025613	4.03%	0
2009	12.145867	17.327037	42.66%	0
2008	22.324473	12.145867	-45.59%	0
2007	16.725332	22.324473	33.48%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.291751	15.898251	11.24%	0
2015	13.978786	14.291751	2.24%	0
2014	13.084716	13.978786	6.83%	0
2013	9.891772	13.084716	32.28%	0
2012*	10.000000	9.891772	-1.08%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	23.847742	21.737713	-8.85%	0
2015	26.766165	23.847742	-10.90%	0
2014	31.168507	26.766165	-14.12%	0
2013	27.915345	31.168507	11.65%	0
2012	25.246530	27.915345	10.57%	0
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
2009	17.871206	31.266522	74.95%	0
2008	38.293639	17.871206	-53.33%	0
2007	30.620244	38.293639	25.06%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.113817	8.395071	18.01%	0
2015	9.108217	7.113817	-21.90%	0
2014	9.776041	9.108217	-6.83%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.907375	-0.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.110638	12.874009	6.30%	0
2015	12.667618	12.110638	-4.40%	0
2014	14.016405	12.667618	-9.62%	0
2013	10.158827	14.016405	37.97%	0
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	24.412055	27.138015	11.17%	0
2015	25.222353	24.412055	-3.21%	0
2014	23.426074	25.222353	7.67%	0
2013	17.682848	23.426074	32.48%	0
2012	15.619350	17.682848	13.21%	0
2011	16.061210	15.619350	-2.75%	1,185
2010	14.781145	16.061210	8.66%	1,195
2009	12.355204	14.781145	19.63%	1,151
2008	18.803264	12.355204	-34.29%	318
2007	17.889816	18.803264	5.11%	318
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.853587	15.070421	1.46%	0
2015	14.299475	14.853587	3.88%	0
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	0
2010*	10.000000	10.677419	6.77%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.663644	9.993581	3.41%	0
2015*	10.000000	9.663644	-3.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.455241	11.848387	3.43%	0
2015	11.823328	11.455241	-3.11%	0
2014	11.250491	11.823328	5.09%	0
2013	11.582562	11.250491	-2.87%	0
2012	10.857736	11.582562	6.68%	0
2011	10.542938	10.857736	2.99%	0
2010	10.098488	10.542938	4.40%	0
2009	9.449749	10.098488	6.87%	0
2008	10.801613	9.449749	-12.52%	628
2007	10.508882	10.801613	2.79%	1,169

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	19.496861	21.065297	8.04%	0
2015	20.193268	19.496861	-3.45%	0
2014	20.088065	20.193268	0.52%	0
2013	22.534290	20.088065	-10.86%	0
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
2009	13.747430	17.475981	27.12%	0
2008	16.550435	13.747430	-16.94%	0
2007	15.923891	16.550435	3.93%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.620665	15.857293	8.46%	0
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.876500	23.346029	17.46%	0
2015	21.290168	19.876500	-6.64%	0
2014	19.293268	21.290168	10.35%	0
2013	14.997245	19.293268	28.65%	0
2012	13.413445	14.997245	11.81%	0
2011	13.662112	13.413445	-1.82%	301
2010	12.358219	13.662112	10.55%	301
2009*	10.000000	12.358219	23.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.261105	14.123039	6.50%	0
2015	13.441022	13.261105	-1.34%	0
2014	13.103534	13.441022	2.58%	0
2013	10.878792	13.103534	20.45%	689
2012	9.623060	10.878792	13.05%	722
2011	9.758453	9.623060	-1.39%	742
2010	8.916511	9.758453	9.44%	753
2009	7.394927	8.916511	20.58%	757
2008	10.778659	7.394927	-31.39%	0
2007	10.395373	10.778659	3.69%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.514297	10.545408	0.30%	0
2015	10.786745	10.514297	-2.53%	0
2014	10.517076	10.786745	2.56%	0
2013	11.049063	10.517076	-4.81%	807
2012	10.774671	11.049063	2.55%	696
2011	10.430566	10.774671	3.30%	659
2010	10.072682	10.430566	3.55%	648
2009	9.192839	10.072682	9.57%	648
2008	10.439925	9.192839	-11.95%	0
2007	10.377569	10.439925	0.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.798155	14.485800	-2.11%	0
2015	14.216354	14.798155	4.09%	0
2014	14.288769	14.216354	-0.51%	0
2013	11.368798	14.288769	25.68%	0
2012	9.531758	11.368798	19.27%	0
2011	10.757205	9.531758	-11.39%	0
2010	9.892359	10.757205	8.74%	0
2009	7.150385	9.892359	38.35%	0
2008	11.927430	7.150385	-40.05%	0
2007	10.676121	11.927430	11.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.135551	15.063180	6.56%	0
2015	13.594589	14.135551	3.98%	0
2014	12.875954	13.594589	5.58%	0
2013	10.168096	12.875954	26.63%	0
2012	8.865280	10.168096	14.70%	0
2011	9.519878	8.865280	-6.88%	0
2010	8.243944	9.519878	15.48%	0
2009	6.080041	8.243944	35.59%	0
2008	11.155936	6.080041	-45.50%	226
2007	10.205698	11.155936	9.31%	210
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.314903	13.366541	8.54%	0
2015	12.469336	12.314903	-1.24%	0
2014	11.578662	12.469336	7.69%	0
2013	8.912717	11.578662	29.91%	827
2012	7.793253	8.912717	14.36%	910
2011	8.158742	7.793253	-4.48%	938
2010	7.524809	8.158742	8.42%	937
2009	5.893277	7.524809	27.68%	931
2008	9.739606	5.893277	-39.49%	0
2007*	10.000000	9.739606	-2.60%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	20.683891	23.761015	14.88%	0
2015	22.646487	20.683891	-8.67%	0
2014	21.280109	22.646487	6.42%	0
2013	16.098128	21.280109	32.19%	0
2012	13.944169	16.098128	15.45%	0
2011	14.645164	13.944169	-4.79%	748
2010	12.984174	14.645164	12.79%	748
2009	10.360937	12.984174	25.32%	526
2008	16.892731	10.360937	-38.67%	2,235
2007	17.755498	16.892731	-4.86%	2,916
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.234673	9.291255	0.61%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.737038	11.685412	8.83%	0
2015	11.348347	10.737038	-5.39%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.575576	11.239134	6.27%	0
2015	11.018675	10.575576	-4.02%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	17.431559	19.442862	11.54%	0
2015	18.319658	17.431559	-4.85%	0
2014	18.284617	18.319658	0.19%	0
2013	17.478877	18.284617	4.61%	0
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	0
2009	9.763592	13.927132	42.64%	0
2008	13.878013	9.763592	-29.65%	0
2007	13.774706	13.878013	0.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.871131	13.169768	10.94%	0
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	0
2013	8.423100	11.812024	40.23%	0
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0
2010	7.583732	8.549414	12.73%	0
2009	5.074574	7.583732	49.45%	0
2008*	10.000000	5.074574	-49.25%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.768757	14.812903	7.58%	0
2015	14.152121	13.768757	-2.71%	0
2014	13.107685	14.152121	7.97%	0
2013	9.683031	13.107685	35.37%	0
2012	8.898556	9.683031	8.82%	0
2011	9.415105	8.898556	-5.49%	1,516
2010	7.798987	9.415105	20.72%	1,551
2009	6.081035	7.798987	28.25%	1,822
2008*	10.000000	6.081035	-39.19%	2,070
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.517663	12.194694	5.88%	0
2015	11.999294	11.517663	-4.01%	0
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	0
2008*	10.000000	6.313982	-36.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.462165	11.883333	3.67%	0
2015	11.857644	11.462165	-3.34%	0
2014	11.636713	11.857644	1.90%	0
2013	10.388000	11.636713	12.02%	0
2012	9.574146	10.388000	8.50%	0
2011	9.932656	9.574146	-3.61%	2,969
2010	9.208171	9.932656	7.87%	3,154
2009	7.865828	9.208171	17.07%	0
2008*	10.000000	7.865828	-21.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.649313	12.215484	4.86%	0
2015	12.084148	11.649313	-3.60%	0
2014	11.813692	12.084148	2.29%	0
2013	9.972903	11.813692	18.46%	0
2012	8.982727	9.972903	11.02%	0
2011	9.522066	8.982727	-5.66%	0
2010	8.671740	9.522066	9.81%	0
2009	7.148507	8.671740	21.31%	0
2008*	10.000000	7.148507	-28.51%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.841711	11.081688	2.21%	0
2015	11.178998	10.841711	-3.02%	0
2014	11.072718	11.178998	0.96%	0
2013	10.800604	11.072718	2.52%	0
2012	10.284299	10.800604	5.02%	0
2011	10.379376	10.284299	-0.92%	0
2010	9.947199	10.379376	4.34%	0
2009	9.008401	9.947199	10.42%	0
2008*	10.000000	9.008401	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.044769	10.359730	3.14%	0
2015	10.742558	10.044769	-6.50%	0
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.988070	10.365248	3.78%	0
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.582838	12.079846	4.29%	0
2015	11.983267	11.582838	-3.34%	0
2014	11.729330	11.983267	2.16%	0
2013	10.190928	11.729330	15.10%	0
2012	9.283067	10.190928	9.78%	0
2011	9.728060	9.283067	-4.57%	0
2010	8.940378	9.728060	8.81%	0
2009	7.503919	8.940378	19.14%	0
2008*	10.000000	7.503919	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.565174	12.157718	5.12%	0
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	0
2011	9.293142	8.655633	-6.86%	0
2010	8.394383	9.293142	10.71%	0
2009	6.787876	8.394383	23.67%	0
2008*	10.000000	6.787876	-32.12%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.297981	11.700927	3.57%	0
2015	11.688490	11.297981	-3.34%	0
2014	11.494427	11.688490	1.69%	0
2013	10.576351	11.494427	8.68%	0
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0
2009	8.243260	9.477613	14.97%	0
2008*	10.000000	8.243260	-17.57%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.162271	11.452132	2.60%	0
2015	11.526562	11.162271	-3.16%	0
2014	11.270571	11.526562	2.27%	0
2013	11.786815	11.270571	-4.38%	0
2012	11.225019	11.786815	5.00%	0
2011	10.813910	11.225019	3.80%	306
2010	10.365838	10.813910	4.32%	357
2009	9.770424	10.365838	6.09%	483
2008*	10.000000	9.770424	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.140339	12.257573	0.97%	0
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
2009	9.776210	11.121340	13.76%	0
2008*	10.000000	9.776210	-2.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	22.588078	23.720560	5.01%	0
2015	27.600690	22.588078	-18.16%	0
2014	29.967920	27.600690	-7.90%	0
2013	30.542482	29.967920	-1.88%	0
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
2009	19.582226	31.202039	59.34%	0
2008	47.645783	19.582226	-58.90%	0
2007	33.591997	47.645783	41.84%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.460991	11.281150	-1.57%	0
2015	11.743590	11.460991	-2.41%	0
2014	11.494837	11.743590	2.16%	0
2013	12.262795	11.494837	-6.26%	0
2012	12.179887	12.262795	0.68%	0
2011	11.622557	12.179887	4.80%	924
2010	11.353241	11.622557	2.37%	1,045
2009	11.316250	11.353241	0.33%	1,222
2008	10.752526	11.316250	5.24%	1,449
2007	10.271709	10.752526	4.68%	1,476
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.617901	8.420868	-2.29%	0
2015	8.820785	8.617901	-2.30%	0
2014	9.028432	8.820785	-2.30%	0
2013	9.240975	9.028432	-2.30%	2,254
2012	9.459122	9.240975	-2.31%	2,257
2011	9.681179	9.459122	-2.29%	2,260
2010	9.909073	9.681179	-2.30%	3,938
2009	10.138094	9.909073	-2.26%	15,887
2008	10.167942	10.138094	-0.29%	13,222
2007	9.932596	10.167942	2.37%	13,259
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.895826	7.763604	-1.67%	0
2015	8.350721	7.895826	-5.45%	0
2014	8.609305	8.350721	-3.00%	0
2013	7.495499	8.609305	14.86%	0
2012	6.658488	7.495499	12.57%	0
2011	7.572217	6.658488	-12.07%	0
2010	6.858499	7.572217	10.41%	0
2009	5.422874	6.858499	26.47%	0
2008*	10.000000	5.422874	-45.77%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.680936	8.526172	-1.78%	0
2015	9.010508	8.680936	-3.66%	0
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
2009	6.413474	8.058595	25.65%	0
2008	11.535449	6.413474	-44.40%	0
2007	10.794987	11.535449	6.86%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	21.323753	22.807280	6.96%	2,260
2015	22.045835	21.323753	-3.28%	2,260
2014	21.493317	22.045835	2.57%	3,278
2013	17.288425	21.493317	24.32%	3,744
2012	15.268197	17.288425	13.23%	1,020
2011	16.266448	15.268197	-6.14%	6,456
2010	14.524317	16.266448	11.99%	6,458
2009	11.686794	14.524317	24.28%	9,139
2008	18.940954	11.686794	-38.30%	10,742
2007	18.299007	18.940954	3.51%	20,231
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.303997	14.856768	3.86%	0
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
2009*	10.000000	12.016478	20.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.527670	12.762213	1.87%	0
2015	12.788741	12.527670	-2.04%	0
2014	12.599630	12.788741	1.50%	0
2013	12.301846	12.599630	2.42%	0
2012	11.972516	12.301846	2.75%	0
2011	11.904769	11.972516	0.57%	0
2010	11.506906	11.904769	3.46%	0
2009	10.796914	11.506906	6.58%	0
2008	11.759376	10.796914	-8.18%	0
2007	11.423014	11.759376	2.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.019375	10.348341	3.28%	0
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.957330	10.405190	4.50%	0
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	17.137756	17.940753	4.69%	1,304
2015	17.600125	17.137756	-2.63%	1,711
2014	17.127076	17.600125	2.76%	2,044
2013	15.030908	17.127076	13.95%	4,298
2012	13.884408	15.030908	8.26%	4,872
2011	14.216316	13.884408	-2.33%	24,662
2010	13.119027	14.216316	8.36%	21,206
2009	11.271078	13.119027	16.40%	25,765
2008	15.020895	11.271078	-24.96%	37,716
2007	14.552819	15.020895	3.22%	41,816
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	19.577522	20.750885	5.99%	1,607
2015	20.185772	19.577522	-3.01%	4,448
2014	19.685183	20.185772	2.54%	4,450
2013	16.464155	19.685183	19.56%	5,008
2012	14.814165	16.464155	11.14%	44,959
2011	15.491667	14.814165	-4.37%	67,307
2010	14.052561	15.491667	10.24%	68,436
2009	11.562898	14.052561	21.53%	61,772
2008	17.250735	11.562898	-32.97%	74,766
2007	16.635903	17.250735	3.70%	87,075
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.906771	15.395496	3.28%	0
2015	15.262382	14.906771	-2.33%	6,537
2014	14.914797	15.262382	2.33%	6,537
2013	13.815906	14.914797	7.95%	6,537
2012	13.089553	13.815906	5.55%	25,606
2011	13.126252	13.089553	-0.28%	17,823
2010	12.380722	13.126252	6.02%	19,160
2009	11.061455	12.380722	11.93%	19,161
2008	13.326911	11.061455	-17.00%	0
2007	12.887234	13.326911	3.41%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.696358	21.903449	0.95%	0
2015	21.185453	21.696358	2.41%	0
2014	19.973956	21.185453	6.07%	0
2013	15.000801	19.973956	33.15%	0
2012	12.966115	15.000801	15.69%	0
2011	13.610303	12.966115	-4.73%	328
2010	12.837189	13.610303	6.02%	328
2009*	10.000000	12.837189	28.37%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.452743	10.025388	6.06%	0
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.874788	10.617481	7.52%	0
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	29.391794	34.544444	17.53%	0
2015	30.865983	29.391794	-4.78%	0
2014	28.872720	30.865983	6.90%	0
2013	22.211558	28.872720	29.99%	0
2012	19.353925	22.211558	14.77%	0
2011	20.325826	19.353925	-4.78%	275
2010	16.484590	20.325826	23.30%	275
2009	12.337819	16.484590	33.61%	275
2008	19.876563	12.337819	-37.93%	526
2007	18.917010	19.876563	5.07%	526
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.168214	13.978710	6.15%	0
2015	13.879403	13.168214	-5.12%	0
2014	13.675061	13.879403	1.49%	0
2013	14.156194	13.675061	-3.40%	0
2012	12.908919	14.156194	9.66%	0
2011	12.517550	12.908919	3.13%	0
2010	11.585507	12.517550	8.04%	0
2009	9.533781	11.585507	21.52%	0
2008	11.798369	9.533781	-19.19%	14
2007	11.543724	11.798369	2.21%	128
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.831632	9.368660	-4.71%	0
2015	10.129433	9.831632	-2.94%	0
2014	10.510044	10.129433	-3.62%	0
2013	8.884716	10.510044	18.29%	0
2012	7.872503	8.884716	12.86%	0
2011	8.915532	7.872503	-11.70%	2,098
2010	8.018277	8.915532	11.19%	1,986
2009	6.029803	8.018277	32.98%	1,794
2008*	10.000000	6.029803	-39.70%	1,982

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.974106	13.307968	2.57%	0
2015	14.029631	12.974106	-7.52%	0
2014	15.898567	14.029631	-11.76%	0
2013	13.442991	15.898567	18.27%	0
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
2009	10.996427	13.913691	26.53%	0
2008	21.030912	10.996427	-47.71%	0
2007	20.961096	21.030912	0.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.625530	13.577939	-0.35%	0
2015	13.523072	13.625530	0.76%	0
2014	12.566157	13.523072	7.62%	0
2013	9.568821	12.566157	31.32%	0
2012	8.433406	9.568821	13.46%	0
2011	8.919870	8.433406	-5.45%	1,128
2010	7.914192	8.919870	12.71%	1,157
2009	6.262350	7.914192	26.38%	2,616
2008*	10.000000	6.262350	-37.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.110392	13.731250	13.38%	0
2015	12.836678	12.110392	-5.66%	0
2014	11.918075	12.836678	7.71%	0
2013	9.034083	11.918075	31.92%	0
2012	7.863867	9.034083	14.88%	0
2011	8.570841	7.863867	-8.25%	395
2010	7.780740	8.570841	10.15%	395
2009	6.250529	7.780740	24.48%	395
2008*	10.000000	6.250529	-37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.191374	13.669296	3.62%	0
2015	13.548800	13.191374	-2.64%	0
2014	13.370464	13.548800	1.33%	0
2013	9.873347	13.370464	35.42%	0
2012	8.815361	9.873347	12.00%	0
2011	9.442793	8.815361	-6.64%	892
2010	7.642125	9.442793	23.56%	909
2009	6.173291	7.642125	23.79%	1,493
2008*	10.000000	6.173291	-38.27%	658

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.462607	17.766065	14.90%	0
2015	16.296941	15.462607	-5.12%	0
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	0
2012	9.460613	10.753292	13.66%	0
2011	9.913010	9.460613	-4.56%	1,194
2010	8.481138	9.913010	16.88%	1,200
2009	6.653502	8.481138	27.47%	1,125
2008*	10.000000	6.653502	-33.46%	1,455
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	20.105594	21.227412	5.58%	0
2015	20.470546	20.105594	-1.78%	0
2014	20.433844	20.470546	0.18%	0
2013	14.528970	20.433844	40.64%	0
2012	13.150073	14.528970	10.49%	0
2011	13.575955	13.150073	-3.14%	0
2010	11.106900	13.575955	22.23%	0
2009	8.938350	11.106900	24.26%	0
2008	17.113159	8.938350	-47.77%	0
2007	15.998343	17.113159	6.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	28.189252	34.597653	22.73%	0
2015	30.789469	28.189252	-8.45%	0
2014	29.517377	30.789469	4.31%	0
2013	21.576135	29.517377	36.81%	0
2012	18.357664	21.576135	17.53%	0
2011	19.872760	18.357664	-7.62%	0
2010	16.082411	19.872760	23.57%	0
2009	13.078860	16.082411	22.96%	0
2008	19.774663	13.078860	-33.86%	9
2007	21.820354	19.774663	-9.38%	78
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	26.010401	31.143145	19.73%	0
2015	27.137101	26.010401	-4.15%	0
2014	27.622459	27.137101	-1.76%	0
2013	20.115307	27.622459	37.32%	0
2012	17.869057	20.115307	12.57%	0
2011	19.415660	17.869057	-7.97%	0
2010	15.900436	19.415660	22.11%	0
2009	12.106536	15.900436	31.34%	0
2008	20.102337	12.106536	-39.78%	106
2007	20.195647	20.102337	-0.46%	106

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	19.767251	21.468930	8.61%	0
2015	20.099590	19.767251	-1.65%	0
2014	18.398691	20.099590	9.24%	0
2013	14.398350	18.398691	27.78%	0
2012	12.945487	14.398350	11.22%	0
2011	13.199707	12.945487	-1.93%	1,105
2010	11.932366	13.199707	10.62%	1,131
2009	9.727310	11.932366	22.67%	1,293
2008	17.052689	9.727310	-42.96%	1,550
2007	16.179237	17.052689	5.40%	1,393
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.205434	12.781484	4.72%	0
2015	13.242372	12.205434	-7.83%	0
2014	10.539067	13.242372	25.65%	0
2013	10.503576	10.539067	0.34%	0
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
2010	7.071839	8.969846	26.84%	0
2009	5.546102	7.071839	27.51%	0
2008*	10.000000	5.546102	-44.54%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.659902	13.779199	8.84%	0
2015	12.836900	12.659902	-1.38%	0
2014	11.619549	12.836900	10.48%	0
2013*	10.000000	11.619549	16.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.594573	9.608074	0.14%	0
2015	9.854059	9.594573	-2.63%	0
2014	10.036467	9.854059	-1.82%	0
2013	10.261925	10.036467	-2.20%	0
2012	10.146606	10.261925	1.14%	0
2011	10.251736	10.146606	-1.03%	0
2010	10.245163	10.251736	0.06%	0
2009	9.790268	10.245163	4.65%	0
2008*	10.000000	9.790268	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.850902	13.995779	18.10%	0
2015	12.752522	11.850902	-7.07%	0
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.174454	13.015772	-1.20%	0
2015	14.032396	13.174454	-6.11%	0
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	0
2012	11.409125	13.326827	16.81%	0
2011	13.334389	11.409125	-14.44%	1,445
2010	12.833644	13.334389	3.90%	1,284
2009*	10.000000	12.833644	28.34%	1,458
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.342775	11.840650	-4.07%	0
2015	12.443250	12.342775	-0.81%	0
2014	13.167329	12.443250	-5.50%	0
2013	11.437423	13.167329	15.12%	0
2012	9.881236	11.437423	15.75%	0
2011	11.536178	9.881236	-14.35%	0
2010	9.677042	11.536178	19.21%	0
2009	7.363603	9.677042	31.42%	0
2008	14.072032	7.363603	-47.67%	0
2007	13.956703	14.072032	0.83%	1,271
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	26.730470	27.204243	1.77%	0
2015	27.090316	26.730470	-1.33%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.269498	9.167303	-1.10%	0
2015	9.470324	9.269498	-2.12%	0
2014	9.634507	9.470324	-1.70%	0
2013	9.800872	9.634507	-1.70%	0
2012	9.590532	9.800872	2.19%	0
2011	9.787414	9.590532	-2.01%	0
2010	9.514932	9.787414	2.86%	0
2009	8.593607	9.514932	10.72%	244
2008	10.160396	8.593607	-15.42%	815
2007	9.927203	10.160396	2.35%	1,081
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	21.702914	23.296389	7.34%	0
2015	22.317311	21.702914	-2.75%	0
2014	20.694220	22.317311	7.84%	0
2013	15.392869	20.694220	34.44%	0
2012	14.197303	15.392869	8.42%	0
2011	14.992720	14.197303	-5.31%	0
2010	12.490608	14.992720	20.03%	0
2009	9.727621	12.490608	28.40%	7,951
2008	16.442567	9.727621	-40.84%	7,951
2007	15.640952	16.442567	5.13%	9,615

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	27.448158	26.776394	-2.45%	0
2015	27.099198	27.448158	1.29%	0
2014	27.178412	27.099198	-0.29%	0
2013	21.905402	27.178412	24.07%	0
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	0
2009	13.477338	18.349276	36.15%	0
2008	23.119610	13.477338	-41.71%	0
2007	22.310173	23.119610	3.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.409321	9.769477	3.83%	0
2015	9.876983	9.409321	-4.73%	0
2014	9.863748	9.876983	0.13%	0
2013	10.133155	9.863748	-2.66%	0
2012*	10.000000	10.133155	1.33%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.038578	8.591453	-4.95%	0
2015	8.972701	9.038578	0.73%	0
2014*	10.000000	8.972701	-10.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	21.496713	23.376771	8.75%	0
2015	21.339780	21.496713	0.74%	0
2014	19.784433	21.339780	7.86%	0
2013	15.406366	19.784433	28.42%	0
2012	13.523659	15.406366	13.92%	0
2011	13.885036	13.523659	-2.60%	1,460
2010	12.269861	13.885036	13.16%	1,488
2009	9.811972	12.269861	25.05%	1,544
2008	16.364280	9.811972	-40.04%	1,598
2007	16.083909	16.364280	1.74%	1,559
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	29.676310	34.119901	14.97%	0
2015	32.346173	29.676310	-8.25%	0
2014	29.651819	32.346173	9.09%	0
2013	21.582024	29.651819	37.39%	0
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	0
2010	16.372203	19.684041	20.23%	0
2009	12.242398	16.372203	33.73%	0
2008	20.212960	12.242398	-39.43%	417
2007	20.983612	20.212960	-3.67%	274

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.987299	9.914414	10.32%	0
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.593193	9.505468	10.62%	0
2015	9.008555	8.593193	-4.61%	0
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
2009*	10.000000	10.797116	7.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.704493	10.595451	-1.02%	0
2015	10.933666	10.704493	-2.10%	0
2014	11.107934	10.933666	-1.57%	0
2013	11.395900	11.107934	-2.53%	0
2012	11.030626	11.395900	3.31%	0
2011	11.176939	11.030626	-1.31%	540
2010	10.876049	11.176939	2.77%	586
2009*	10.000000	10.876049	8.76%	560
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.046079	0.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.148203	10.171590	0.23%	0
2015	10.352363	10.148203	-1.97%	0
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	16.927400	19.022884	12.38%	0
2015	18.736412	16.927400	-9.66%	0
2014	17.318696	18.736412	8.19%	0
2013	13.064932	17.318696	32.56%	0
2012	11.225036	13.064932	16.39%	0
2011	12.047990	11.225036	-6.83%	0
2010	10.781286	12.047990	11.75%	0
2009	8.500834	10.781286	26.83%	0
2008	14.194062	8.500834	-40.11%	0
2007	15.464005	14.194062	-8.21%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.293334	2.93%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.003834	15.253079	-4.69%	0
2015	16.357719	16.003834	-2.16%	0
2014	17.960197	16.357719	-8.92%	0
2013	14.353597	17.960197	25.13%	0
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
2009	11.344216	13.813432	21.77%	0
2008	20.717476	11.344216	-45.24%	0
2007	19.570440	20.717476	5.86%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.949762	26.126936	-12.76%	0
2015	27.255890	29.949762	9.88%	0
2014	21.259170	27.255890	28.21%	0
2013	14.456733	21.259170	47.05%	0
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.366103	7.534776	40.41%	0
2015	8.253123	5.366103	-34.98%	0
2014	10.442632	8.253123	-20.97%	0
2013	9.669858	10.442632	7.99%	0
2012*	10.000000	9.669858	-3.30%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.271669	7.386883	40.12%	0
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	17.605704	17.871970	1.51%	0
2015	18.599405	17.605704	-5.34%	0
2014	17.275256	18.599405	7.67%	0
2013	13.202380	17.275256	30.85%	0
2012	11.621944	13.202380	13.60%	0
2011	12.766648	11.621944	-8.97%	0
2010	11.631181	12.766648	9.76%	0
2009	9.369486	11.631181	24.14%	0
2008	15.435413	9.369486	-39.30%	0
2007	14.370562	15.435413	7.41%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	15.959352	16.789426	5.20%	0
2015	16.133562	15.959352	-1.08%	0
2014	13.987432	16.133562	15.34%	0
2013	11.967338	13.987432	16.88%	0
2012	10.837140	11.967338	10.43%	0
2011	10.416153	10.837140	4.04%	0
2010	9.410555	10.416153	10.69%	0
2009	8.342727	9.410555	12.80%	0
2008	12.046716	8.342727	-30.75%	0
2007	11.461272	12.046716	5.11%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.713515	18.379059	-1.79%	0
2015	18.900069	18.713515	-0.99%	0
2014	18.625264	18.900069	1.48%	0
2013	13.628306	18.625264	36.67%	0
2012	11.587153	13.628306	17.62%	0
2011	12.555126	11.587153	-7.71%	0
2010*	10.000000	12.555126	25.55%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	20.435059	21.513078	5.28%	0
2015	21.537047	20.435059	-5.12%	0
2014	22.466058	21.537047	-4.14%	0
2013	15.306144	22.466058	46.78%	0
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0
2010	12.580117	15.581694	23.86%	0
2009	8.435497	12.580117	49.13%	0
2008	14.740596	8.435497	-42.77%	0
2007	13.258421	14.740596	11.18%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.807856	10.909843	0.94%	0
2015	11.213764	10.807856	-3.62%	0
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	21.747899	23.589414	8.47%	0
2015	21.958004	21.747899	-0.96%	0
2014	20.574932	21.958004	6.72%	0
2013	15.654492	20.574932	31.43%	0
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
2009	10.197941	11.984654	17.52%	0
2008	17.610360	10.197941	-42.09%	0
2007	17.200484	17.610360	2.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	28.834421	35.140028	21.87%	0
2015	31.311360	28.834421	-7.91%	0
2014	29.431927	31.311360	6.39%	0
2013	21.898322	29.431927	34.40%	0
2012	18.930268	21.898322	15.68%	0
2011	21.214186	18.930268	-10.77%	143
2010	17.161136	21.214186	23.62%	635
2009	12.319109	17.161136	39.31%	0
2008	19.635378	12.319109	-37.26%	0
2007	19.807979	19.635378	-0.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.690790	11.917699	1.94%	0
2015	12.275156	11.690790	-4.76%	0
2014	12.169016	12.275156	0.87%	0
2013	13.616534	12.169016	-10.63%	0
2012	12.985892	13.616534	4.86%	0
2011	11.899828	12.985892	9.13%	947
2010	11.592697	11.899828	2.65%	2,108
2009	10.771404	11.592697	7.62%	820
2008	11.208694	10.771404	-3.90%	6,155
2007	10.484510	11.208694	6.91%	1,418

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	20.260159	22.397010	10.55%	0
2015	22.060153	20.260159	-8.16%	0
2014	20.110998	22.060153	9.69%	0
2013	15.200904	20.110998	32.30%	0
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
2009	10.589505	12.178528	15.01%	0
2008	16.615074	10.589505	-36.27%	0
2007	17.091271	16.615074	-2.79%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	20.551514	24.629401	19.84%	0
2015	21.383915	20.551514	-3.89%	0
2014	18.839219	21.383915	13.51%	0
2013	14.851686	18.839219	26.85%	0
2012	13.086343	14.851686	13.49%	0
2011	13.514572	13.086343	-3.17%	2,030
2010	11.632166	13.514572	16.18%	3,016
2009	9.177100	11.632166	26.75%	4,884
2008	12.449547	9.177100	-26.29%	4,236
2007	13.067810	12.449547	-4.73%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.697795	10.991439	13.34%	0
2015*	10.000000	9.697795	-3.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.955650	14.147169	1.37%	0
2015	14.436065	13.955650	-3.33%	0
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.154630	10.086090	10.17%	0
2015*	10.000000	9.154630	-8.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.725657	9.731279	0.06%	0
2015*	10.000000	9.725657	-2.74%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.443418	14.649232	28.01%	0
2015	12.528510	11.443418	-8.66%	0
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.292236	11.579015	12.50%	0
2015	10.812008	10.292236	-4.81%	0
2014*	10.000000	10.812008	8.12%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	29.480674	36.196786	22.78%	0
2015	30.910301	29.480674	-4.63%	0
2014	30.112007	30.910301	2.65%	0
2013	21.913938	30.112007	37.41%	0
2012	19.390134	21.913938	13.02%	0
2011	19.744723	19.390134	-1.80%	10
2010	16.069221	19.744723	22.87%	37
2009	13.162024	16.069221	22.09%	0
2008	19.511021	13.162024	-32.54%	0
2007	20.115008	19.511021	-3.00%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	22.059658	24.007451	8.83%	0
2015	22.396047	22.059658	-1.50%	0
2014	20.277739	22.396047	10.45%	0
2013	15.766615	20.277739	28.61%	0
2012	13.983105	15.766615	12.75%	0
2011	14.090582	13.983105	-0.76%	0
2010	12.598052	14.090582	11.85%	1,817
2009	10.235430	12.598052	23.08%	1,817
2008	16.723589	10.235430	-38.80%	2,449
2007	16.313974	16.723589	2.51%	2,449
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	19.203803	20.185390	5.11%	0
2015	20.214564	19.203803	-5.00%	0
2014	19.198411	20.214564	5.29%	0
2013	16.271558	19.198411	17.99%	0
2012	15.130188	16.271558	7.54%	0
2011	14.248269	15.130188	6.19%	1,320
2010	12.682796	14.248269	12.34%	1,670
2009	10.625956	12.682796	19.36%	1,670
2008	15.484277	10.625956	-31.38%	1,681
2007	14.842000	15.484277	4.33%	1,681
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	17.135713	19.543698	14.05%	0
2015	18.002210	17.135713	-4.81%	0
2014	18.195066	18.002210	-1.06%	0
2013	12.570974	18.195066	44.74%	0
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
2009	8.132281	9.987081	22.81%	0
2008	13.383655	8.132281	-39.24%	0
2007	15.450461	13.383655	-13.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.494878	10.101833	6.39%	0
2015	9.820812	9.494878	-3.32%	0
2014	9.999929	9.820812	-1.79%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	13.409638	12.508602	-6.72%	0
2015	14.676769	13.409638	-8.63%	0
2014	15.232712	14.676769	-3.65%	0
2013	13.434383	15.232712	13.39%	0
2012	12.504656	13.434383	7.44%	0
2011	13.551526	12.504656	-7.73%	0
2010	12.280037	13.551526	10.35%	0
2009	11.102725	12.280037	10.60%	0
2008	16.166502	11.102725	-31.32%	0
2007	15.101647	16.166502	7.05%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	12.147842	12.282113	1.11%	0
2015	12.495095	12.147842	-2.78%	0
2014	12.361554	12.495095	1.08%	0
2013	12.564746	12.361554	-1.62%	0
2012	11.757239	12.564746	6.87%	0
2011	11.804436	11.757239	-0.40%	0
2010	11.163853	11.804436	5.74%	3,561
2009	9.514651	11.163853	17.33%	3,561
2008	10.539678	9.514651	-9.73%	4,415
2007	10.266953	10.539678	2.66%	4,415
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.546358	13.920793	2.76%	0
2015	13.946345	13.546358	-2.87%	0
2014	13.704834	13.946345	1.76%	0
2013	12.398441	13.704834	10.54%	0
2012	11.379419	12.398441	8.95%	0
2011	11.702681	11.379419	-2.76%	0
2010	10.648227	11.702681	9.90%	0
2009	8.797094	10.648227	21.04%	0
2008	12.039071	8.797094	-26.93%	0
2007	11.372528	12.039071	5.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.055425	14.522513	3.32%	0
2015	14.460079	14.055425	-2.80%	0
2014	14.157491	14.460079	2.14%	0
2013	12.537828	14.157491	12.92%	0
2012	11.355946	12.537828	10.41%	0
2011	11.774845	11.355946	-3.56%	1,116
2010	10.546772	11.774845	11.64%	1,118
2009	8.401962	10.546772	25.53%	1,121
2008	12.804368	8.401962	-34.38%	1,125
2007	11.925522	12.804368	7.37%	7,197

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.656811	15.225639	3.88%	0
2015	15.089502	14.656811	-2.87%	0
2014	14.752886	15.089502	2.28%	0
2013	12.443752	14.752886	18.56%	0
2012	11.064163	12.443752	12.47%	0
2011	11.659781	11.064163	-5.11%	2,485
2010	10.302965	11.659781	13.17%	4,350
2009	8.043137	10.302965	28.10%	7,970
2008	13.322549	8.043137	-39.63%	7,847
2007	12.283828	13.322549	8.46%	5,785
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.361763	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.167618	15.863755	30.38%	0
2015	15.723578	12.167618	-22.62%	0
2014	18.458904	15.723578	-14.82%	0
2013	15.226465	18.458904	21.23%	0
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
2010	13.821692	16.082808	16.36%	0
2009	9.591436	13.821692	44.10%	0
2008	21.543912	9.591436	-55.48%	0
2007	15.150214	21.543912	42.20%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	19.477762	22.389871	14.95%	0
2015	20.829407	19.477762	-6.49%	0
2014	19.663313	20.829407	5.93%	0
2013	15.752712	19.663313	24.82%	0
2012	13.782098	15.752712	14.30%	0
2011	14.021290	13.782098	-1.71%	2,245
2010	12.494586	14.021290	12.22%	8,038
2009	9.851363	12.494586	26.83%	9,907
2008	17.642038	9.851363	-44.16%	10,647
2007	17.841935	17.642038	-1.12%	7,924
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.182860	11.83%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	23.392298	22.969678	-1.81%	0
2015	22.408104	23.392298	4.39%	0
2014	20.670881	22.408104	8.40%	0
2013	15.564680	20.670881	32.81%	0
2012	13.933293	15.564680	11.71%	0
2011	14.272534	13.933293	-2.38%	219
2010	11.799969	14.272534	20.95%	2,613
2009	9.443148	11.799969	24.96%	2,542
2008	18.354004	9.443148	-48.55%	4,100
2007	14.841311	18.354004	23.67%	9,637
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.292872	12.542341	2.03%	0
2015	12.696625	12.292872	-3.18%	0
2014	12.310580	12.696625	3.14%	479
2013	12.873058	12.310580	-4.37%	465
2012	12.484039	12.873058	3.12%	401
2011	11.943367	12.484039	4.53%	5,698
2010	11.372363	11.943367	5.02%	13,990
2009	10.085775	11.372363	12.76%	16,854
2008	10.698836	10.085775	-5.73%	21,312
2007	10.527722	10.698836	1.63%	14,904
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	32.039923	35.019712	9.30%	0
2015	33.354349	32.039923	-3.94%	0
2014	32.214059	33.354349	3.54%	0
2013	24.279764	32.214059	32.68%	0
2012	21.704664	24.279764	11.86%	0
2011	24.931965	21.704664	-12.94%	2,581
2010	19.857680	24.931965	25.55%	10,826
2009	14.551074	19.857680	36.47%	9,898
2008	24.674874	14.551074	-41.03%	9,843
2007	21.911113	24.674874	12.61%	23,309
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	20.051855	18.550242	-7.49%	0
2015	19.879191	20.051855	0.87%	0
2014	22.199598	19.879191	-10.45%	0
2013	17.464920	22.199598	27.11%	0
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
2009	13.554576	16.706489	23.25%	0
2008	24.770690	13.554576	-45.28%	0
2007	21.673946	24.770690	14.29%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	26.568018	28.350989	6.71%	0
2015	28.104146	26.568018	-5.47%	0
2014	27.020651	28.104146	4.01%	0
2013	21.254930	27.020651	27.13%	0
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	0
2010	15.632125	19.285662	23.37%	995
2009	10.186508	15.632125	53.46%	995
2008	21.415648	10.186508	-52.43%	995
2007	20.801986	21.415648	2.95%	7,517
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.798662	11.935572	10.53%	0
2015	11.791229	10.798662	-8.42%	0
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
2008*	10.000000	6.551202	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.699538	14.141147	11.35%	0
2015	13.992307	12.699538	-9.24%	0
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	0
2012	11.191147	12.310167	10.00%	0
2011	11.193004	11.191147	-0.02%	717
2010	10.172991	11.193004	10.03%	2,830
2009	7.682907	10.172991	32.41%	6,941
2008	11.185080	7.682907	-31.31%	8,889
2007	11.040930	11.185080	1.31%	426
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	21.404646	24.256411	13.32%	0
2015	22.749712	21.404646	-5.91%	0
2014	21.428012	22.749712	6.17%	0
2013	16.920035	21.428012	26.64%	0
2012	15.476872	16.920035	9.32%	0
2011	14.951559	15.476872	3.51%	3,084
2010	12.691092	14.951559	17.81%	9,668
2009	11.075583	12.691092	14.59%	12,312
2008	15.559038	11.075583	-28.82%	13,079
2007	16.375723	15.559038	-4.99%	15,007

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	26.487400	33.675477	27.14%	0
2015	29.288555	26.487400	-9.56%	0
2014	29.823297	29.288555	-1.79%	74
2013	22.417039	29.823297	33.04%	69
2012	19.391936	22.417039	15.60%	83
2011	20.633627	19.391936	-6.02%	421
2010	16.478949	20.633627	25.21%	1,721
2009	13.066078	16.478949	26.12%	1,977
2008	19.976991	13.066078	-34.59%	0
2007	20.959357	19.976991	-4.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.285226	8.355467	14.69%	0
2015	9.279893	7.285226	-21.49%	0
2014*	10.000000	9.279893	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	17.979933	18.818404	4.66%	0
2015	19.691348	17.979933	-8.69%	0
2014	22.691438	19.691348	-13.22%	0
2013	18.896566	22.691438	20.08%	0
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
2009	13.239602	17.717552	33.82%	0
2008	22.741356	13.239602	-41.78%	0
2007	20.173294	22.741356	12.73%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.998871	9.046217	0.53%	0
2015	9.630044	8.998871	-6.55%	0
2014	9.684288	9.630044	-0.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.508112	10.706970	1.89%	0
2015	11.425713	10.508112	-8.03%	0
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.999649	9.718060	-2.82%	0
2015	10.054403	9.999649	-0.54%	0
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.124138	14.071318	-0.37%	0
2015	13.808163	14.124138	2.29%	0
2014	13.072615	13.808163	5.63%	0
2013	9.576155	13.072615	36.51%	0
2012*	10.000000	9.576155	-4.24%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.793609	13.033194	10.51%	0
2015	12.617613	11.793609	-6.53%	0
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.384233	13.145333	-1.78%	0
2015	13.565050	13.384233	-1.33%	0
2014	12.899364	13.565050	5.16%	0
2013	9.670053	12.899364	33.39%	0
2012*	10.000000	9.670053	-3.30%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.333404	12.686495	-4.85%	0
2015	14.897847	13.333404	-10.50%	0
2014	16.104430	14.897847	-7.49%	0
2013	13.179544	16.104430	22.19%	0
2012	11.325604	13.179544	16.37%	0
2011	12.498301	11.325604	-9.38%	1,613
2010	11.777147	12.498301	6.12%	1,613
2009*	10.000000	11.777147	17.77%	1,613
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.526887	11.944283	13.46%	0
2015	11.530315	10.526887	-8.70%	0
2014	11.587077	11.530315	-0.49%	0
2013	10.738396	11.587077	7.90%	0
2012*	10.000000	10.738396	7.38%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.292652	12.738700	3.63%	0
2015	13.360814	12.292652	-7.99%	0
2014	12.684181	13.360814	5.33%	0
2013	9.996521	12.684181	26.89%	0
2012*	10.000000	9.996521	-0.03%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	20.827941	21.219236	1.88%	0
2015	21.242000	20.827941	-1.95%	0
2014	20.097463	21.242000	5.69%	0
2013	17.179045	20.097463	16.99%	0
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
2009	12.108937	14.849482	22.63%	0
2008	14.773086	12.108937	-18.03%	0
2007	13.719160	14.773086	7.68%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.716363	9.699457	-0.17%	0
2015*	10.000000	9.716363	-2.84%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	29.198141	29.067699	-0.45%	0
2015	26.712047	29.198141	9.31%	0
2014	25.219353	26.712047	5.92%	0
2013	19.731658	25.219353	27.81%	0
2012	16.314966	19.731658	20.94%	0
2011	17.953094	16.314966	-9.12%	2,623
2010	17.266141	17.953094	3.98%	3,783
2009	12.109370	17.266141	42.58%	6,036
2008	22.268831	12.109370	-45.62%	4,904
2007	16.692231	22.268831	33.41%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.264864	15.860237	11.18%	0
2015	13.959645	14.264864	2.19%	0
2014	13.073489	13.959645	6.78%	0
2013	9.888340	13.073489	32.21%	0
2012*	10.000000	9.888340	-1.12%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	23.691030	21.583837	-8.89%	0
2015	26.603914	23.691030	-10.95%	0
2014	30.995449	26.603914	-14.17%	0
2013	27.774559	30.995449	11.60%	0
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
2009	17.817522	31.156646	74.87%	0
2008	38.198229	17.817522	-53.36%	0
2007	30.559669	38.198229	25.00%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.104093	8.379328	17.95%	0
2015	9.100431	7.104093	-21.94%	0
2014	9.772696	9.100431	-6.88%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.904029	-0.96%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.087924	12.843296	6.25%	0
2015	12.650319	12.087924	-4.45%	0
2014	14.004447	12.650319	-9.67%	0
2013	10.155352	14.004447	37.90%	0
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	24.251604	26.945906	11.11%	0
2015	25.069404	24.251604	-3.26%	0
2014	23.295945	25.069404	7.61%	193
2013	17.593622	23.295945	32.41%	203
2012	15.548515	17.593622	13.15%	220
2011	15.996542	15.548515	-2.80%	3,139
2010	14.729169	15.996542	8.60%	12,057
2009	12.318074	14.729169	19.57%	14,672
2008	18.756381	12.318074	-34.33%	10,017
2007	17.854393	18.756381	5.05%	11,281
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.810600	15.019142	1.41%	0
2015	14.265399	14.810600	3.82%	0
2014	14.445084	14.265399	-1.24%	0
2013	11.589726	14.445084	24.64%	0
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
2010*	10.000000	10.673806	6.74%	802
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.659862	9.984569	3.36%	0
2015*	10.000000	9.659862	-3.40%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.381188	11.765779	3.38%	0
2015	11.752911	11.381188	-3.16%	0
2014	11.189221	11.752911	5.04%	0
2013	11.525382	11.189221	-2.92%	0
2012	10.809684	11.525382	6.62%	0
2011	10.501649	10.809684	2.93%	0
2010	10.064089	10.501649	4.35%	427
2009	9.422377	10.064089	6.81%	428
2008	10.775844	9.422377	-12.56%	8,101
2007	10.489208	10.775844	2.73%	8,905

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	19.367555	20.914915	7.99%	0
2015	20.069614	19.367555	-3.50%	0
2014	19.975263	20.069614	0.47%	0
2013	22.419229	19.975263	-10.90%	0
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
2009	13.705265	17.413468	27.06%	0
2008	16.508130	13.705265	-16.98%	0
2007	15.891369	16.508130	3.88%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.167152	9.169552	12.27%	0
2015*	10.000000	8.167152	-18.33%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.582046	15.807345	8.40%	0
2015	16.085964	14.582046	-9.35%	0
2014	16.820347	16.085964	-4.37%	0
2013	13.057053	16.820347	28.82%	0
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
2010*	10.000000	11.269173	12.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.808764	23.254589	17.40%	0
2015	21.228490	19.808764	-6.69%	0
2014	19.247223	21.228490	10.29%	0
2013	14.969107	19.247223	28.58%	0
2012	13.395155	14.969107	11.75%	0
2011	13.650464	13.395155	-1.87%	0
2010	12.353990	13.650464	10.49%	59
2009*	10.000000	12.353990	23.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.195661	14.046172	6.45%	27,257
2015	13.381539	13.195661	-1.39%	33,725
2014	13.052206	13.381539	2.52%	24,809
2013	10.841715	13.052206	20.39%	8,508
2012	9.595173	10.841715	12.99%	8,912
2011	9.735136	9.595173	-1.44%	13,251
2010	8.899746	9.735136	9.39%	13,431
2009	7.384802	8.899746	20.51%	20,798
2008	10.769435	7.384802	-31.43%	10,007
2007	10.391833	10.769435	3.63%	9,811

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.462399	10.488004	0.24%	34,719
2015	10.739006	10.462399	-2.58%	41,807
2014	10.475888	10.739006	2.51%	29,614
2013	11.011421	10.475888	-4.86%	9,964
2012	10.743477	11.011421	2.49%	8,591
2011	10.405675	10.743477	3.25%	11,368
2010	10.053791	10.405675	3.50%	14,219
2009	9.180297	10.053791	9.51%	16,889
2008	10.431022	9.180297	-11.99%	8,798
2007	10.374046	10.431022	0.55%	9,849
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.725097	14.406947	-2.16%	0
2015	14.153419	14.725097	4.04%	0
2014	14.232791	14.153419	-0.56%	0
2013	11.330067	14.232791	25.62%	0
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	0
2010	9.873794	10.731545	8.69%	997
2009	7.140620	9.873794	38.28%	0
2008	11.917257	7.140620	-40.08%	0
2007	10.672505	11.917257	11.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.065729	14.981141	6.51%	0
2015	13.534366	14.065729	3.93%	0
2014	12.825476	13.534366	5.53%	0
2013	10.133417	12.825476	26.57%	0
2012	8.839576	10.133417	14.64%	0
2011	9.497129	8.839576	-6.92%	285
2010	8.228464	9.497129	15.42%	1,854
2009	6.071730	8.228464	35.52%	0
2008	11.146413	6.071730	-45.53%	75
2007	10.202232	11.146413	9.25%	69
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.260371	13.300570	8.48%	30,244
2015	12.420477	12.260371	-1.29%	37,390
2014	11.539200	12.420477	7.64%	28,120
2013	8.886886	11.539200	29.85%	10,215
2012	7.774651	8.886886	14.31%	11,226
2011	8.143431	7.774651	-4.53%	16,175
2010	7.514524	8.143431	8.37%	17,721
2009	5.888236	7.514524	27.62%	24,256
2008	9.736275	5.888236	-39.52%	11,497
2007*	10.000000	9.736275	-2.64%	10,484

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	20.547997	23.592858	14.82%	0
2015	22.509221	20.547997	-8.71%	0
2014	21.161959	22.509221	6.37%	46
2013	16.016942	21.161959	32.12%	50
2012	13.880964	16.016942	15.39%	55
2011	14.586241	13.880964	-4.84%	382
2010	12.938547	14.586241	12.73%	2,389
2009	10.329810	12.938547	25.25%	2,068
2008	16.850630	10.329810	-38.70%	2,772
2007	17.720355	16.850630	-4.91%	5,571
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.232459	9.284282	0.56%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.722398	11.663524	8.78%	0
2015	11.338673	10.722398	-5.44%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.561144	11.218060	6.22%	0
2015	11.009263	10.561144	-4.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	17.317083	19.305322	11.48%	0
2015	18.208675	17.317083	-4.90%	0
2014	18.183144	18.208675	0.14%	0
2013	17.390779	18.183144	4.56%	0
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	1,794
2009	9.734279	13.878228	42.57%	1,794
2008	13.843431	9.734279	-29.68%	1,794
2007	13.747460	13.843431	0.70%	1,794
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.824575	13.111419	10.88%	0
2015	12.255336	11.824575	-3.51%	0
2014	11.777741	12.255336	4.06%	0
2013	8.402943	11.777741	40.16%	0
2012	7.365606	8.402943	14.08%	0
2011	8.537717	7.365606	-13.73%	0
2010	7.577228	8.537717	12.68%	0
2009	5.072828	7.577228	49.37%	0
2008*	10.000000	5.072828	-49.27%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.714795	14.747317	7.53%	0
2015	14.103877	13.714795	-2.76%	0
2014	13.069683	14.103877	7.91%	303
2013	9.659900	13.069683	35.30%	318
2012	8.881865	9.659900	8.76%	360
2011	9.402248	8.881865	-5.53%	1,938
2010	7.792321	9.402248	20.66%	6,453
2009	6.078957	7.792321	28.19%	9,914
2008*	10.000000	6.078957	-39.21%	10,855
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.472550	12.140727	5.82%	0
2015	11.958416	11.472550	-4.06%	0
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	0
2009	6.311827	7.962997	26.16%	0
2008*	10.000000	6.311827	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.417279	11.830763	3.62%	0
2015	11.817255	11.417279	-3.38%	0
2014	11.603013	11.817255	1.85%	1,927
2013	10.363223	11.603013	11.96%	13,610
2012	9.556212	10.363223	8.44%	13,613
2011	9.919113	9.556212	-3.66%	11,681
2010	9.200321	9.919113	7.81%	12,957
2009	7.863141	9.200321	17.01%	11,681
2008*	10.000000	7.863141	-21.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.603666	12.161407	4.81%	0
2015	12.042961	11.603666	-3.65%	0
2014	11.779452	12.042961	2.24%	0
2013	9.949099	11.779452	18.40%	0
2012	8.965881	9.949099	10.97%	0
2011	9.509062	8.965881	-5.71%	0
2010	8.664336	9.509062	9.75%	0
2009	7.146054	8.664336	21.25%	0
2008*	10.000000	7.146054	-28.54%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.799232	11.032635	2.16%	9,056
2015	11.140897	10.799232	-3.07%	9,056
2014	11.040635	11.140897	0.91%	14,325
2013	10.774821	11.040635	2.47%	14,325
2012	10.265025	10.774821	4.97%	15,737
2011	10.365215	10.265025	-0.97%	11,051
2010	9.938708	10.365215	4.29%	46,212
2009	9.005325	9.938708	10.36%	0
2008*	10.000000	9.005325	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.031059	10.340308	3.08%	0
2015	10.733390	10.031059	-6.54%	0
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.974461	10.345837	3.72%	0
2015	10.738209	9.974461	-7.11%	0
2014	10.886317	10.738209	-1.36%	0
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.537488	12.026417	4.24%	4,986
2015	11.942465	11.537488	-3.39%	5,466
2014	11.695385	11.942465	2.11%	5,956
2013	10.166637	11.695385	15.04%	6,433
2012	9.265691	10.166637	9.72%	7,903
2011	9.714820	9.265691	-4.62%	8,709
2010	8.932762	9.714820	8.75%	10,593
2009	7.501354	8.932762	19.08%	0
2008*	10.000000	7.501354	-24.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.519880	12.103932	5.07%	3,408
2015	11.977746	11.519880	-3.82%	3,968
2014	11.730874	11.977746	2.10%	3,971
2013	9.666390	11.730874	21.36%	3,973
2012	8.639404	9.666390	11.89%	3,976
2011	9.280464	8.639404	-6.91%	3,980
2010	8.387218	9.280464	10.65%	0
2009	6.785554	8.387218	23.60%	0
2008*	10.000000	6.785554	-32.14%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.253731	11.649162	3.51%	0
2015	11.648661	11.253731	-3.39%	0
2014	11.461134	11.648661	1.64%	0
2013	10.551115	11.461134	8.62%	0
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	0
2010	9.469522	10.082438	6.47%	0
2009	8.240441	9.469522	14.92%	0
2008*	10.000000	8.240441	-17.60%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.118568	11.401469	2.54%	0
2015	11.487301	11.118568	-3.21%	0
2014	11.237923	11.487301	2.22%	349
2013	11.758689	11.237923	-4.43%	341
2012	11.203987	11.758689	4.95%	295
2011	10.799155	11.203987	3.75%	1,777
2010	10.356999	10.799155	4.27%	5,629
2009	9.767091	10.356999	6.04%	7,736
2008*	10.000000	9.767091	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.092815	12.203368	0.91%	0
2015	12.448240	12.092815	-2.86%	0
2014	12.154467	12.448240	2.42%	0
2013	12.707335	12.154467	-4.35%	0
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
2010	11.111871	11.731232	5.57%	0
2009	9.772882	11.111871	13.70%	0
2008*	10.000000	9.772882	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	22.439639	23.552658	4.96%	0
2015	27.433370	22.439639	-18.20%	0
2014	29.801525	27.433370	-7.95%	0
2013	30.388450	29.801525	-1.93%	0
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
2009	19.523400	31.092402	59.26%	0
2008	47.527096	19.523400	-58.92%	0
2007	33.525551	47.527096	41.76%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.385682	11.201314	-1.62%	0
2015	11.672401	11.385682	-2.46%	0
2014	11.431002	11.672401	2.11%	347
2013	12.200936	11.431002	-6.31%	332
2012	12.124667	12.200936	0.63%	281
2011	11.575769	12.124667	4.74%	6,828
2010	11.313330	11.575769	2.32%	10,707
2009	11.282253	11.313330	0.28%	13,870
2008	10.725721	11.282253	5.19%	13,639
2007	10.251375	10.725721	4.63%	14,660
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.561118	8.361104	-2.34%	0
2015	8.767145	8.561118	-2.35%	0
2014	8.978134	8.767145	-2.35%	0
2013	9.194196	8.978134	-2.35%	0
2012	9.416070	9.194196	-2.36%	0
2011	9.642034	9.416070	-2.34%	9,923
2010	9.874059	9.642034	-2.35%	13,210
2009	10.107442	9.874059	-2.31%	22,620
2008	10.142390	10.107442	-0.34%	27,012
2007	9.912735	10.142390	2.32%	17,271
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.864929	7.729274	-1.72%	0
2015	8.322302	7.864929	-5.50%	0
2014	8.584397	8.322302	-3.05%	0
2013	7.477636	8.584397	14.80%	0
2012	6.646020	7.477636	12.51%	0
2011	7.561895	6.646020	-12.11%	0
2010	6.852649	7.561895	10.35%	0
2009	5.421013	6.852649	26.41%	0
2008*	10.000000	5.421013	-45.79%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.638018	8.479686	-1.83%	0
2015	8.970553	8.638018	-3.71%	0
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	0
2012	7.179187	8.286807	15.43%	0
2011	8.435671	7.179187	-14.89%	0
2010	8.043441	8.435671	4.88%	0
2009	6.404701	8.043441	25.59%	0
2008	11.525594	6.404701	-44.43%	0
2007	10.791318	11.525594	6.80%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	21.183667	22.645880	6.90%	0
2015	21.912223	21.183667	-3.32%	0
2014	21.373992	21.912223	2.52%	0
2013	17.201230	21.373992	24.26%	1,352
2012	15.198982	17.201230	13.17%	2,206
2011	16.200999	15.198982	-6.18%	72,539
2010	14.473283	16.200999	11.94%	161,604
2009	11.651691	14.473283	24.22%	175,337
2008	18.893750	11.651691	-38.33%	196,067
2007	18.262793	18.893750	3.45%	206,681
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.255240	14.798571	3.81%	1,525
2015	14.623721	14.255240	-2.52%	1,610
2014	14.319083	14.623721	2.13%	33,248
2013	12.928140	14.319083	10.76%	52,366
2012	12.103914	12.928140	6.81%	52,673
2011	12.285861	12.103914	-1.48%	18,171
2010	11.456955	12.285861	7.23%	6,303
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.225805	17.071908	5.21%	979
2015	16.705174	16.225805	-2.87%	990
2014	16.259744	16.705174	2.74%	999
2013	13.934452	16.259744	16.69%	1,009
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
2009*	10.000000	12.012377	20.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.445410	12.671945	1.82%	0
2015	12.711262	12.445410	-2.09%	0
2014	12.529712	12.711262	1.45%	0
2013	12.239845	12.529712	2.37%	0
2012	11.918288	12.239845	2.70%	0
2011	11.856895	11.918288	0.52%	19,777
2010	11.466489	11.856895	3.40%	46,622
2009	10.764505	11.466489	6.52%	48,914
2008	11.730073	10.764505	-8.23%	57,933
2007	11.400425	11.730073	2.89%	65,576
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.005694	10.328935	3.23%	0
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.943737	10.385685	4.44%	0
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	17.025222	17.813859	4.63%	25,758
2015	17.493517	17.025222	-2.68%	27,972
2014	17.032048	17.493517	2.71%	30,011
2013	14.955172	17.032048	13.89%	39,917
2012	13.821533	14.955172	8.20%	41,785
2011	14.159159	13.821533	-2.38%	211,614
2010	13.072959	14.159159	8.31%	403,917
2009	11.237250	13.072959	16.34%	467,284
2008	14.983500	11.237250	-25.00%	517,500
2007	14.524060	14.983500	3.16%	559,162
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	19.448911	20.604046	5.94%	0
2015	20.063431	19.448911	-3.06%	0
2014	19.575898	20.063431	2.49%	6,133
2013	16.381137	19.575898	19.50%	6,133
2012	14.747040	16.381137	11.08%	18,326
2011	15.429355	14.747040	-4.42%	58,450
2010	14.003189	15.429355	10.18%	258,377
2009	11.528165	14.003189	21.47%	277,761
2008	17.207732	11.528165	-33.01%	338,851
2007	16.602976	17.207732	3.64%	408,322
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.808900	15.286607	3.23%	813
2015	15.169941	14.808900	-2.38%	880
2014	14.832053	15.169941	2.28%	948
2013	13.746282	14.832053	7.90%	7,194
2012	13.030269	13.746282	5.49%	7,151
2011	13.073475	13.030269	-0.33%	51,579
2010	12.337256	13.073475	5.97%	99,740
2009	11.028259	12.337256	11.87%	105,405
2008	13.293726	11.028259	-17.04%	118,163
2007	12.861755	13.293726	3.36%	113,852
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.622445	21.817690	0.90%	0
2015	21.124089	21.622445	2.36%	0
2014	19.926302	21.124089	6.01%	0
2013	14.972672	19.926302	33.08%	0
2012	12.948434	14.972672	15.63%	0
2011	13.598696	12.948434	-4.78%	11,905
2010	12.832801	13.598696	5.97%	25,986
2009*	10.000000	12.832801	28.33%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.445656	10.012756	6.00%	0
2015	9.895356	9.445656	-4.54%	0
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.867386	10.604125	7.47%	0
2015	10.090599	9.867386	-2.21%	0
2014*	10.000000	10.090599	0.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	29.198758	34.300051	17.47%	0
2015	30.678969	29.198758	-4.82%	0
2014	28.712470	30.678969	6.85%	0
2013	22.099580	28.712470	29.92%	0
2012	19.266223	22.099580	14.71%	0
2011	20.244067	19.266223	-4.83%	1,412
2010	16.426672	20.244067	23.24%	1,412
2009	12.300771	16.426672	33.54%	1,412
2008	19.827051	12.300771	-37.96%	1,412
2007	18.879598	19.827051	5.02%	2,157
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.081721	13.879812	6.10%	0
2015	13.795289	13.081721	-5.17%	0
2014	13.599128	13.795289	1.44%	0
2013	14.084791	13.599128	-3.45%	0
2012	12.850405	14.084791	9.61%	0
2011	12.467171	12.850405	3.07%	358
2010	11.544789	12.467171	7.99%	1,227
2009	9.505138	11.544789	21.46%	0
2008	11.768953	9.505138	-19.24%	0
2007	11.520873	11.768953	2.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.793117	9.327199	-4.76%	0
2015	10.094925	9.793117	-2.99%	0
2014	10.479595	10.094925	-3.67%	299
2013	8.863522	10.479595	18.23%	289
2012	7.857747	8.863522	12.80%	300
2011	8.903358	7.857747	-11.74%	1,584
2010	8.011424	8.903358	11.13%	4,953
2009	6.027735	8.011424	32.91%	7,981
2008*	10.000000	6.027735	-39.72%	6,987

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.890204	13.215152	2.52%	0
2015	13.946035	12.890204	-7.57%	0
2014	15.811943	13.946035	-11.80%	0
2013	13.376591	15.811943	18.21%	0
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
2009	10.964559	13.866269	26.46%	0
2008	20.980728	10.964559	-47.74%	0
2007	20.921852	20.980728	0.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.572150	13.517844	-0.40%	0
2015	13.476994	13.572150	0.71%	0
2014	12.529739	13.476994	7.56%	118
2013	9.545970	12.529739	31.26%	126
2012	8.417595	9.545970	13.40%	133
2011	8.907693	8.417595	-5.50%	843
2010	7.907436	8.907693	12.65%	2,733
2009	6.260205	7.907436	26.31%	4,447
2008*	10.000000	6.260205	-37.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.062934	13.670458	13.33%	0
2015	12.792915	12.062934	-5.71%	0
2014	11.883525	12.792915	7.65%	0
2013	9.012504	11.883525	31.86%	0
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	167
2010	7.774100	8.559142	10.10%	1,835
2009	6.248393	7.774100	24.42%	1,942
2008*	10.000000	6.248393	-37.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.139704	13.608807	3.57%	0
2015	13.502645	13.139704	-2.69%	0
2014	13.331728	13.502645	1.28%	161
2013	9.849779	13.331728	35.35%	153
2012	8.798826	9.849779	11.94%	174
2011	9.429899	8.798826	-6.69%	3,434
2010	7.635585	9.429899	23.50%	5,671
2009	6.171167	7.635585	23.73%	6,410
2008*	10.000000	6.171167	-38.29%	3,469

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.402009	17.687416	14.84%	0
2015	16.241379	15.402009	-5.17%	0
2014	14.213101	16.241379	14.27%	101
2013	10.727602	14.213101	32.49%	108
2012	9.442862	10.727602	13.61%	124
2011	9.899476	9.442862	-4.61%	3,307
2010	8.473892	9.899476	16.82%	5,215
2009	6.651221	8.473892	27.40%	5,825
2008*	10.000000	6.651221	-33.49%	5,617
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	19.973474	21.077157	5.53%	0
2015	20.346447	19.973474	-1.83%	0
2014	20.320369	20.346447	0.13%	0
2013	14.455687	20.320369	40.57%	0
2012	13.090457	14.455687	10.43%	0
2011	13.521315	13.090457	-3.19%	0
2010	11.067857	13.521315	22.17%	0
2009	8.911497	11.067857	24.20%	0
2008	17.070507	8.911497	-47.80%	0
2007	15.966679	17.070507	6.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	28.004102	34.352879	22.67%	0
2015	30.602906	28.004102	-8.49%	0
2014	29.353539	30.602906	4.26%	0
2013	21.467340	29.353539	36.74%	0
2012	18.274469	21.467340	17.47%	0
2011	19.792806	18.274469	-7.67%	0
2010	16.025902	19.792806	23.51%	0
2009	13.039574	16.025902	22.90%	0
2008	19.725378	13.039574	-33.89%	0
2007	21.777194	19.725378	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	25.839547	30.922797	19.67%	0
2015	26.972648	25.839547	-4.20%	0
2014	27.469125	26.972648	-1.81%	0
2013	20.013871	27.469125	37.25%	0
2012	17.788073	20.013871	12.51%	0
2011	19.337540	17.788073	-8.01%	0
2010	15.844558	19.337540	22.05%	0
2009	12.070166	15.844558	31.27%	0
2008	20.052236	12.070166	-39.81%	603
2007	20.155684	20.052236	-0.51%	556

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	19.637371	21.316996	8.55%	0
2015	19.977756	19.637371	-1.70%	0
2014	18.296521	19.977756	9.19%	210
2013	14.325722	18.296521	27.72%	226
2012	12.886807	14.325722	11.17%	242
2011	13.146590	12.886807	-1.98%	1,199
2010	11.890424	13.146590	10.56%	4,219
2009	9.698093	11.890424	22.61%	5,691
2008	17.010187	9.698093	-42.99%	6,938
2007	16.147227	17.010187	5.34%	5,949
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.157584	12.724885	4.67%	0
2015	13.197217	12.157584	-7.88%	0
2014	10.508510	13.197217	25.59%	0
2013	10.478480	10.508510	0.29%	0
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
2010	7.065788	8.957588	26.77%	0
2009	5.544191	7.065788	27.44%	0
2008*	10.000000	5.544191	-44.56%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.642615	13.753359	8.79%	0
2015	12.825940	12.642615	-1.43%	0
2014	11.615578	12.825940	10.42%	0
2013*	10.000000	11.615578	16.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.556983	9.565548	0.09%	0
2015	9.820491	9.556983	-2.68%	0
2014	10.007395	9.820491	-1.87%	0
2013	10.237444	10.007395	-2.25%	0
2012	10.127604	10.237444	1.08%	0
2011	10.237763	10.127604	-1.08%	0
2010	10.236421	10.237763	0.01%	0
2009	9.786923	10.236421	4.59%	0
2008*	10.000000	9.786923	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.834764	13.969584	18.04%	0
2015	12.741670	11.834764	-7.12%	0
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.129569	12.964821	-1.25%	0
2015	13.991760	13.129569	-6.16%	0
2014	15.599475	13.991760	-10.31%	241
2013	13.301835	15.599475	17.27%	226
2012	11.393575	13.301835	16.75%	242
2011	13.323024	11.393575	-14.48%	1,384
2010	12.829265	13.323024	3.85%	4,337
2009*	10.000000	12.829265	28.29%	5,232
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.275567	11.770175	-4.12%	0
2015	12.381821	12.275567	-0.86%	0
2014	13.109049	12.381821	-5.55%	0
2013	11.392622	13.109049	15.07%	0
2012	9.847587	11.392622	15.69%	0
2011	11.502771	9.847587	-14.39%	0
2010	9.653953	11.502771	19.15%	0
2009	7.349792	9.653953	31.35%	0
2008	14.052853	7.349792	-47.70%	0
2007	13.944859	14.052853	0.77%	4,363
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	26.553196	27.010041	1.72%	0
2015	26.924440	26.553196	-1.38%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.208617	9.102431	-1.15%	0
2015	9.412928	9.208617	-2.17%	0
2014	9.581015	9.412928	-1.75%	373
2013	9.751447	9.581015	-1.75%	349
2012	9.547057	9.751447	2.14%	309
2011	9.748031	9.547057	-2.06%	3,995
2010	9.481500	9.748031	2.81%	7,603
2009	8.567794	9.481500	10.66%	9,528
2008	10.135052	8.567794	-15.46%	13,968
2007	9.907529	10.135052	2.30%	14,496
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	21.562613	23.133984	7.29%	0
2015	22.184396	21.562613	-2.80%	0
2014	20.581494	22.184396	7.79%	0
2013	15.316853	20.581494	34.37%	0
2012	14.134441	15.316853	8.37%	0
2011	14.933971	14.134441	-5.35%	1,556
2010	12.448019	14.933971	19.97%	1,556
2009	9.699424	12.448019	28.34%	1,556
2008	16.403325	9.699424	-40.87%	954
2007	15.611658	16.403325	5.07%	8,880

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	27.267817	26.586891	-2.50%	0
2015	26.934942	27.267817	1.24%	0
2014	27.027510	26.934942	-0.34%	0
2013	21.794935	27.027510	24.01%	0
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
2009	13.436850	18.284795	36.08%	0
2008	23.061990	13.436850	-41.74%	0
2007	22.266032	23.061990	3.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.394021	9.748619	3.77%	0
2015	9.865970	9.394021	-4.78%	0
2014	9.857799	9.865970	0.08%	0
2013	10.132222	9.857799	-2.71%	0
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.030864	8.579736	-5.00%	0
2015	8.969630	9.030864	0.68%	0
2014*	10.000000	8.969630	-10.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	21.355502	23.211359	8.69%	0
2015	21.210464	21.355502	0.68%	0
2014	19.674607	21.210464	7.81%	198
2013	15.328684	19.674607	28.35%	213
2012	13.462369	15.328684	13.86%	222
2011	13.829177	13.462369	-2.65%	2,730
2010	12.226742	13.829177	13.11%	7,689
2009	9.782496	12.226742	24.99%	8,849
2008	16.323497	9.782496	-40.07%	8,101
2007	16.052090	16.323497	1.69%	7,732
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	29.481288	33.878386	14.91%	0
2015	32.150062	29.481288	-8.30%	0
2014	29.487143	32.150062	9.03%	0
2013	21.473150	29.487143	37.32%	0
2012	18.688750	21.473150	14.90%	0
2011	19.604814	18.688750	-4.67%	0
2010	16.314643	19.604814	20.17%	219
2009	12.205611	16.314643	33.67%	0
2008	20.162577	12.205611	-39.46%	1,447
2007	20.942082	20.162577	-3.72%	1,076

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.970434	9.890760	10.26%	0
2015	10.115834	8.970434	-11.32%	0
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.581447	9.487633	10.56%	0
2015	9.000849	8.581447	-4.66%	0
2014	9.089782	9.000849	-0.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.158103	10.208051	0.49%	0
2015	11.206680	10.158103	-9.36%	0
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.667991	10.553919	-1.07%	0
2015	10.901957	10.667991	-2.15%	0
2014	11.081407	10.901957	-1.62%	138
2013	11.374504	11.081407	-2.58%	130
2012	11.015568	11.374504	3.26%	114
2011	11.167393	11.015568	-1.36%	1,088
2010	10.872327	11.167393	2.71%	4,374
2009*	10.000000	10.872327	8.72%	2,613
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.042647	0.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.123980	10.142135	0.18%	0
2015	10.332938	10.123980	-2.02%	0
2014	10.158260	10.332938	1.72%	0
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	16.817963	18.890265	12.32%	0
2015	18.624828	16.817963	-9.70%	0
2014	17.224370	18.624828	8.13%	0
2013	13.000415	17.224370	32.49%	0
2012	11.175341	13.000415	16.33%	0
2011	12.000790	11.175341	-6.88%	1,351
2010	10.744545	12.000790	11.69%	1,351
2009	8.476199	10.744545	26.76%	1,351
2008	14.160200	8.476199	-40.14%	1,351
2007	15.435062	14.160200	-8.26%	1,351
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.290913	2.91%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	15.900420	15.146787	-4.74%	0
2015	16.260342	15.900420	-2.21%	0
2014	17.862420	16.260342	-8.97%	0
2013	14.282756	17.862420	25.06%	0
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
2009	11.311362	13.766383	21.70%	0
2008	20.668072	11.311362	-45.27%	0
2007	19.533822	20.668072	5.81%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.863075	26.038013	-12.81%	0
2015	27.190916	29.863075	9.83%	0
2014	21.219341	27.190916	28.14%	0
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.356019	7.516795	40.34%	0
2015	8.241837	5.356019	-35.01%	0
2014	10.433704	8.241837	-21.01%	0
2013	9.666539	10.433704	7.94%	0
2012*	10.000000	9.666539	-3.33%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.261756	7.369222	40.05%	0
2015	8.118649	5.261756	-35.19%	0
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	17.494500	17.750022	1.46%	0
2015	18.491386	17.494500	-5.39%	0
2014	17.183728	18.491386	7.61%	0
2013	13.139141	17.183728	30.78%	0
2012	11.572213	13.139141	13.54%	0
2011	12.718513	11.572213	-9.01%	0
2010	11.593252	12.718513	9.71%	0
2009	9.343715	11.593252	24.08%	0
2008	15.400843	9.343715	-39.33%	0
2007	14.345761	15.400843	7.35%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	15.868729	16.685579	5.15%	0
2015	16.050155	15.868729	-1.13%	0
2014	13.922235	16.050155	15.28%	0
2013	11.917650	13.922235	16.82%	0
2012	10.797684	11.917650	10.37%	0
2011	10.383527	10.797684	3.99%	0
2010	9.385874	10.383527	10.63%	0
2009	8.325120	9.385874	12.74%	0
2008	12.027462	8.325120	-30.78%	0
2007	11.448847	12.027462	5.05%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.661302	18.318438	-1.84%	0
2015	18.856981	18.661302	-1.04%	0
2014	18.592327	18.856981	1.42%	0
2013	13.611169	18.592327	36.60%	0
2012	11.578511	13.611169	17.56%	0
2011	12.552175	11.578511	-7.76%	0
2010*	10.000000	12.552175	25.52%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	20.318927	21.379900	5.22%	0
2015	21.425621	20.318927	-5.17%	0
2014	22.361276	21.425621	-4.18%	0
2013	15.242553	22.361276	46.70%	0
2012	14.471247	15.242553	5.33%	0
2011	15.532874	14.471247	-6.83%	114
2010	12.547116	15.532874	23.80%	106
2009	8.417684	12.547116	49.06%	0
2008	14.717019	8.417684	-42.80%	0
2007	13.244038	14.717019	11.12%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.787586	10.883827	0.89%	0
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	21.604985	23.422429	8.41%	0
2015	21.824883	21.604985	-1.01%	0
2014	20.460672	21.824883	6.67%	0
2013	15.575517	20.460672	31.36%	0
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	0
2009	10.167288	11.942518	17.46%	0
2008	17.566454	10.167288	-42.12%	0
2007	17.166433	17.566454	2.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	28.644857	34.891204	21.81%	0
2015	31.121454	28.644857	-7.96%	0
2014	29.268412	31.121454	6.33%	0
2013	21.787804	29.268412	34.33%	43
2012	18.844391	21.787804	15.62%	1,601
2011	21.128751	18.844391	-10.81%	2,516
2010	17.100771	21.128751	23.55%	2,219
2009	12.282067	17.100771	39.23%	2,278
2008	19.586401	12.282067	-37.29%	1,593
2007	19.768756	19.586401	-0.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.613221	11.832578	1.89%	0
2015	12.199952	11.613221	-4.81%	0
2014	12.100659	12.199952	0.82%	0
2013	13.546978	12.100659	-10.68%	0
2012	12.926202	13.546978	4.80%	11,921
2011	11.851172	12.926202	9.07%	17,822
2010	11.551209	11.851172	2.60%	15,758
2009	10.738353	11.551209	7.57%	13,580
2008	11.180025	10.738353	-3.95%	14,925
2007	10.463084	11.180025	6.85%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	20.126980	22.238439	10.49%	0
2015	21.926368	20.126980	-8.21%	0
2014	19.999268	21.926368	9.64%	0
2013	15.124192	19.999268	32.23%	0
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
2010	12.135704	13.486422	11.13%	0
2009	10.557676	12.135704	14.95%	0
2008	16.573641	10.557676	-36.30%	0
2007	17.057428	16.573641	-2.84%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	20.439523	24.482681	19.78%	0
2015	21.278296	20.439523	-3.94%	0
2014	18.755762	21.278296	13.45%	0
2013	14.793471	18.755762	26.78%	271
2012	13.041751	14.793471	13.43%	700
2011	13.475405	13.041751	-3.22%	1,035
2010	11.604397	13.475405	16.12%	1,002
2009	9.159881	11.604397	26.69%	1,073
2008	12.432558	9.159881	-26.32%	472
2007	13.056693	12.432558	-4.78%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.694476	10.982082	13.28%	0
2015*	10.000000	9.694476	-3.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.908096	14.091767	1.32%	0
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.151500	10.077494	10.12%	0
2015*	10.000000	9.151500	-8.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.722319	9.722976	0.01%	0
2015*	10.000000	9.722319	-2.78%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.427792	14.621768	27.95%	0
2015	12.517817	11.427792	-8.71%	288
2014	12.143389	12.517817	3.08%	289
2013*	10.000000	12.143389	21.43%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	29.286896	35.940507	22.72%	0
2015	30.722857	29.286896	-4.67%	0
2014	29.944739	30.722857	2.60%	0
2013	21.803361	29.944739	37.34%	0
2012	19.302202	21.803361	12.96%	0
2011	19.665233	19.302202	-1.85%	326
2010	16.012711	19.665233	22.81%	309
2009	13.122465	16.012711	22.03%	330
2008	19.462376	13.122465	-32.58%	317
2007	20.075193	19.462376	-3.05%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	21.914690	23.837502	8.77%	0
2015	22.260273	21.914690	-1.55%	0
2014	20.165132	22.260273	10.39%	0
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	0
2011	14.033887	13.919723	-0.81%	884
2010	12.553785	14.033887	11.79%	869
2009	10.204691	12.553785	23.02%	0
2008	16.681925	10.204691	-38.83%	0
2007	16.281704	16.681925	2.46%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	19.077637	20.042541	5.06%	0
2015	20.092057	19.077637	-5.05%	0
2014	19.091834	20.092057	5.24%	0
2013	16.189512	19.091834	17.93%	0
2012	15.061629	16.189512	7.49%	1,037
2011	14.190947	15.061629	6.14%	1,150
2010	12.638232	14.190947	12.29%	1,203
2009	10.594037	12.638232	19.30%	1,239
2008	15.445686	10.594037	-31.41%	229
2007	14.812626	15.445686	4.27%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	17.023021	19.405268	13.99%	0
2015	17.892983	17.023021	-4.86%	0
2014	18.093936	17.892983	-1.11%	0
2013	12.507508	18.093936	44.66%	0
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	0
2009	8.107832	9.951947	22.74%	0
2008	13.350271	8.107832	-39.27%	0
2007	15.419875	13.350271	-13.42%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.481885	10.082870	6.34%	0
2015	9.812409	9.481885	-3.37%	0
2014	9.996493	9.812409	-1.84%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	13.321506	12.420039	-6.77%	0
2015	14.587788	13.321506	-8.68%	0
2014	15.148119	14.587788	-3.70%	0
2013	13.366616	15.148119	13.33%	0
2012	12.447961	13.366616	7.38%	0
2011	13.496971	12.447961	-7.77%	0
2010	12.236859	13.496971	10.30%	0
2009	11.069359	12.236859	10.55%	0
2008	16.126182	11.069359	-31.36%	0
2007	15.071744	16.126182	7.00%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	12.068001	12.195170	1.05%	0
2015	12.419338	12.068001	-2.83%	0
2014	12.292899	12.419338	1.03%	0
2013	12.501368	12.292899	-1.67%	0
2012	11.703937	12.501368	6.81%	0
2011	11.756935	11.703937	-0.45%	1,108
2010	11.124607	11.756935	5.68%	1,108
2009	9.486055	11.124607	17.27%	1,108
2008	10.513384	9.486055	-9.77%	1,108
2007	10.246616	10.513384	2.60%	1,108
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.472522	13.837849	2.71%	6,230
2015	13.877444	13.472522	-2.92%	6,234
2014	13.644122	13.877444	1.71%	6,239
2013	12.349843	13.644122	10.48%	6,243
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
2010	10.622805	11.668764	9.85%	0
2009	8.780596	10.622805	20.98%	0
2008	12.022652	8.780596	-26.97%	0
2007	11.362864	12.022652	5.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.978858	14.436027	3.27%	0
2015	14.388678	13.978858	-2.85%	0
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0
2010	10.521587	11.740719	11.59%	0
2009	8.386197	10.521587	25.46%	0
2008	12.786907	8.386197	-34.42%	0
2007	11.915395	12.786907	7.31%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.576944	15.134945	3.83%	0
2015	15.014961	14.576944	-2.92%	15,068
2014	14.687525	15.014961	2.23%	15,838
2013	12.394958	14.687525	18.50%	16,575
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
2010	10.278354	11.625970	13.11%	0
2009	8.028052	10.278354	28.03%	0
2008	13.304385	8.028052	-39.66%	0
2007	12.273396	13.304385	8.40%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.101293	15.769212	30.31%	0
2015	15.645902	12.101293	-22.66%	0
2014	18.377138	15.645902	-14.86%	0
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
2010	13.788695	16.036193	16.30%	0
2009	9.573439	13.788695	44.03%	0
2008	21.514558	9.573439	-55.50%	0
2007	15.137362	21.514558	42.13%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	19.349692	22.231306	14.89%	0
2015	20.703063	19.349692	-6.54%	0
2014	19.554060	20.703063	5.88%	0
2013	15.673200	19.554060	24.76%	0
2012	13.719578	15.673200	14.24%	492
2011	13.964827	13.719578	-1.76%	3,068
2010	12.450652	13.964827	12.16%	3,039
2009	9.821749	12.450652	26.77%	2,077
2008	17.598043	9.821749	-44.19%	2,099
2007	17.806618	17.598043	-1.17%	785
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.179076	11.79%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	23.238585	22.807092	-1.86%	0
2015	22.272269	23.238585	4.34%	0
2014	20.556093	22.272269	8.35%	0
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	792
2011	14.215098	13.870132	-2.43%	3,462
2010	11.758494	14.215098	20.89%	2,860
2009	9.414779	11.758494	24.89%	1,997
2008	18.308274	9.414779	-48.58%	1,971
2007	14.811943	18.308274	23.60%	1,696
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.212041	12.453505	1.98%	0
2015	12.619587	12.212041	-3.23%	1,261
2014	12.242154	12.619587	3.08%	3,319
2013	12.808059	12.242154	-4.42%	4,282
2012	12.427386	12.808059	3.06%	15,637
2011	11.895243	12.427386	4.47%	20,050
2010	11.332348	11.895243	4.97%	22,658
2009	10.055439	11.332348	12.70%	24,162
2008	10.672126	10.055439	-5.78%	21,911
2007	10.506855	10.672126	1.57%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	31.829343	34.771789	9.24%	0
2015	33.152108	31.829343	-3.99%	208
2014	32.035137	33.152108	3.49%	1,389
2013	24.157279	32.035137	32.61%	3,163
2012	21.606248	24.157279	11.81%	7,362
2011	24.831608	21.606248	-12.99%	9,340
2010	19.787872	24.831608	25.49%	8,964
2009	14.507346	19.787872	36.40%	10,176
2008	24.613346	14.507346	-41.06%	8,487
2007	21.867734	24.613346	12.56%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	19.920039	18.418879	-7.54%	0
2015	19.758627	19.920039	0.82%	0
2014	22.076284	19.758627	-10.50%	0
2013	17.376797	22.076284	27.04%	0
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
2009	13.513841	16.647757	23.19%	0
2008	24.708942	13.513841	-45.31%	0
2007	21.631057	24.708942	14.23%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	26.393397	28.150255	6.66%	0
2015	27.933736	26.393397	-5.51%	0
2014	26.870583	27.933736	3.96%	0
2013	21.147708	26.870583	27.06%	2
2012	17.053414	21.147708	24.01%	2
2011	19.208053	17.053414	-11.22%	2
2010	15.577185	19.208053	23.31%	0
2009	10.155901	15.577185	53.38%	0
2008	21.362284	10.155901	-52.46%	0
2007	20.760838	21.362284	2.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.756333	11.882712	10.47%	0
2015	11.751031	10.756333	-8.46%	0
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.636799	14.064110	11.29%	0
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
2008	11.175523	7.672400	-31.35%	0
2007	11.037182	11.175523	1.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	21.263957	24.084700	13.27%	0
2015	22.611773	21.263957	-5.96%	0
2014	21.309008	22.611773	6.11%	0
2013	16.834675	21.309008	26.58%	0
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
2010	12.646482	14.891375	17.75%	0
2009	11.042301	12.646482	14.53%	0
2008	15.520249	11.042301	-28.85%	0
2007	16.343309	15.520249	-5.04%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	26.313272	33.437019	27.07%	0
2015	29.110928	26.313272	-9.61%	0
2014	29.657612	29.110928	-1.84%	155
2013	22.303921	29.657612	32.97%	754
2012	19.303995	22.303921	15.54%	1,304
2011	20.550577	19.303995	-6.07%	1,632
2010	16.421012	20.550577	25.15%	1,545
2009	13.026819	16.421012	26.06%	1,480
2008	19.927201	13.026819	-34.63%	615
2007	20.917891	19.927201	-4.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.278985	8.344054	14.63%	0
2015	9.276693	7.278985	-21.53%	0
2014*	10.000000	9.276693	-7.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	17.861737	18.685154	4.61%	0
2015	19.571927	17.861737	-8.74%	0
2014	22.565389	19.571927	-13.27%	394
2013	18.801218	22.565389	20.02%	0
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
2009	13.199814	17.655265	33.75%	0
2008	22.684654	13.199814	-41.81%	0
2007	20.133364	22.684654	12.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.986574	9.029242	0.47%	0
2015	9.621816	8.986574	-6.60%	0
2014	9.680971	9.621816	-0.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.488392	10.681418	1.84%	0
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.985971	9.699808	-2.87%	0
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.097545	14.037661	-0.42%	0
2015	13.789234	14.097545	2.24%	0
2014	13.061381	13.789234	5.57%	0
2013	9.572829	13.061381	36.44%	0
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.771507	13.002134	10.45%	0
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.359038	13.113895	-1.84%	0
2015	13.546453	13.359038	-1.38%	0
2014	12.888285	13.546453	5.11%	0
2013	9.666690	12.888285	33.33%	0
2012*	10.000000	9.666690	-3.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.287928	12.636756	-4.90%	0
2015	14.854651	13.287928	-10.55%	0
2014	16.065969	14.854651	-7.54%	0
2013	13.154808	16.065969	22.13%	0
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0
2010	11.773123	12.487637	6.07%	0
2009*	10.000000	11.773123	17.73%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.507143	11.915788	13.41%	0
2015	11.514588	10.507143	-8.75%	0
2014	11.577199	11.514588	-0.54%	0
2013	10.734738	11.577199	7.85%	0
2012*	10.000000	10.734738	7.35%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.269589	12.708306	3.58%	0
2015	13.342581	12.269589	-8.04%	0
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	98
2012*	10.000000	9.993116	-0.07%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	20.691053	21.069013	1.83%	0
2015	21.113194	20.691053	-2.00%	0
2014	19.985840	21.113194	5.64%	0
2013	17.092368	19.985840	16.93%	0
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
2009	12.072551	14.797281	22.57%	0
2008	14.736249	12.072551	-18.08%	0
2007	13.692007	14.736249	7.63%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.713028	9.691175	-0.22%	0
2015*	10.000000	9.713028	-2.87%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	29.006181	28.861855	-0.50%	0
2015	26.550030	29.006181	9.25%	0
2014	25.079234	26.550030	5.86%	1,142
2013	19.632078	25.079234	27.75%	3,674
2012	16.240951	19.632078	20.88%	6,379
2011	17.880799	16.240951	-9.17%	8,255
2010	17.205426	17.880799	3.93%	7,735
2009	12.072964	17.205426	42.51%	7,271
2008	22.213295	12.072964	-45.65%	5,832
2007	16.659175	22.213295	33.34%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.238035	15.822328	11.13%	0
2015	13.940527	14.238035	2.13%	0
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	23.535308	21.431005	-8.94%	0
2015	26.442585	23.535308	-10.99%	0
2014	30.823301	26.442585	-14.21%	0
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	0
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
2009	17.763998	31.047157	74.78%	0
2008	38.103065	17.763998	-53.38%	0
2007	30.499218	38.103065	24.93%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.094380	8.363601	17.89%	0
2015	9.092653	7.094380	-21.98%	0
2014	9.769345	9.092653	-6.93%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.900668	-0.99%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.065265	12.812688	6.19%	0
2015	12.633084	12.065265	-4.49%	0
2014	13.992537	12.633084	-9.72%	0
2013	10.151893	13.992537	37.83%	45
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	24.092246	26.755169	11.05%	0
2015	24.917434	24.092246	-3.31%	0
2014	23.166576	24.917434	7.56%	1,965
2013	17.504873	23.166576	32.34%	5,547
2012	15.478018	17.504873	13.10%	8,833
2011	15.932162	15.478018	-2.85%	13,955
2010	14.677396	15.932162	8.55%	13,737
2009	12.281065	14.677396	19.51%	13,315
2008	18.709634	12.281065	-34.36%	8,974
2007	17.819068	18.709634	5.00%	1,569
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.767744	14.968032	1.36%	0
2015	14.231403	14.767744	3.77%	415
2014	14.418035	14.231403	-1.29%	457
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.656072	9.975555	3.31%	0
2015*	10.000000	9.656072	-3.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.307609	11.683751	3.33%	0
2015	11.682906	11.307609	-3.21%	0
2014	11.128259	11.682906	4.98%	0
2013	11.468456	11.128259	-2.97%	0
2012	10.761813	11.468456	6.57%	0
2011	10.460476	10.761813	2.88%	2,394
2010	10.029772	10.460476	4.29%	2,492
2009	9.395057	10.029772	6.76%	2,447
2008	10.750102	9.395057	-12.60%	2,475
2007	10.469540	10.750102	2.68%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	19.239078	20.765554	7.93%	0
2015	19.946702	19.239078	-3.55%	0
2014	19.863112	19.946702	0.42%	0
2013	22.304789	19.863112	-10.95%	0
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
2009	13.663256	17.351204	26.99%	0
2008	16.465960	13.663256	-17.02%	0
2007	15.858933	16.465960	3.83%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.164353	9.161723	12.22%	0
2015*	10.000000	8.164353	-18.36%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.543512	15.757517	8.35%	0
2015	16.051685	14.543512	-9.40%	0
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	711
2011	11.268224	10.898138	-3.28%	815
2010*	10.000000	11.268224	12.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.741283	23.163542	17.34%	0
2015	21.167017	19.741283	-6.74%	0
2014	19.201317	21.167017	10.24%	0
2013	14.941048	19.201317	28.51%	1,451
2012	13.376901	14.941048	11.69%	9,635
2011	13.638833	13.376901	-1.92%	15,650
2010	12.349779	13.638833	10.44%	15,384
2009*	10.000000	12.349779	23.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.130437	13.969615	6.39%	137,647
2015	13.322223	13.130437	-1.44%	168,551
2014	13.001021	13.322223	2.47%	174,273
2013	10.804736	13.001021	20.33%	211,201
2012	9.567364	10.804736	12.93%	667,235
2011	9.711892	9.567364	-1.49%	907,181
2010	8.883044	9.711892	9.33%	976,420
2009	7.374717	8.883044	20.45%	1,003,812
2008	10.760245	7.374717	-31.46%	665,988
2007	10.388304	10.760245	3.58%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.410734	10.430877	0.19%	138,328
2015	10.691442	10.410734	-2.63%	171,746
2014	10.434838	10.691442	2.46%	173,128
2013	10.973899	10.434838	-4.91%	223,512
2012	10.712367	10.973899	2.44%	657,387
2011	10.380839	10.712367	3.19%	820,888
2010	10.034933	10.380839	3.45%	857,901
2009	9.167766	10.034933	9.46%	879,764
2008	10.422119	9.167766	-12.04%	556,492
2007	10.370531	10.422119	0.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.652371	14.328462	-2.21%	0
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	1,970
2013	11.291437	14.177020	25.56%	2,795
2012	9.476613	11.291437	19.15%	7,668
2011	10.705912	9.476613	-11.48%	10,887
2010	9.855254	10.705912	8.63%	9,957
2009	7.130857	9.855254	38.21%	9,701
2008	11.907068	7.130857	-40.11%	7,523
2007	10.668873	11.907068	11.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.996280	14.899564	6.45%	0
2015	13.474432	13.996280	3.87%	643
2014	12.775229	13.474432	5.47%	2,149
2013	10.098875	12.775229	26.50%	2,637
2012	8.813957	10.098875	14.58%	9,128
2011	9.474450	8.813957	-6.97%	13,003
2010	8.213007	9.474450	15.36%	12,602
2009	6.063428	8.213007	35.45%	12,748
2008	11.136891	6.063428	-45.56%	9,090
2007	10.198772	11.136891	9.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.206022	13.234843	8.43%	120,439
2015	12.371757	12.206022	-1.34%	153,523
2014	11.499829	12.371757	7.58%	162,815
2013	8.861095	11.499829	29.78%	214,471
2012	7.756072	8.861095	14.25%	837,992
2011	8.128126	7.756072	-4.58%	1,143,613
2010	7.504244	8.128126	8.31%	1,211,686
2009	5.883189	7.504244	27.55%	1,234,183
2008	9.732937	5.883189	-39.55%	849,136
2007*	10.000000	9.732937	-2.67%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	20.412834	23.425701	14.76%	0
2015	22.372624	20.412834	-8.76%	529
2014	21.044310	22.372624	6.31%	1,164
2013	15.936048	21.044310	32.05%	699
2012	13.817957	15.936048	15.33%	3,002
2011	14.527469	13.817957	-4.88%	6,873
2010	12.893005	14.527469	12.68%	6,614
2009	10.298729	12.893005	25.19%	6,510
2008	16.808572	10.298729	-38.73%	4,351
2007	17.685246	16.808572	-4.96%	1,510
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.230239	9.277319	0.51%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.707746	11.641645	8.72%	0
2015	11.328982	10.707746	-5.48%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.546701	11.196998	6.17%	0
2015	10.999853	10.546701	-4.12%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	17.203223	19.168603	11.42%	0
2015	18.098219	17.203223	-4.95%	0
2014	18.082103	18.098219	0.09%	0
2013	17.303007	18.082103	4.50%	0
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
2009	9.705005	13.829411	42.50%	0
2008	13.808890	9.705005	-29.72%	0
2007	13.720218	13.808890	0.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.778201	13.053331	10.83%	0
2015	12.213538	11.778201	-3.56%	0
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	39
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0
2010	7.570741	8.526046	12.62%	0
2009	5.071088	7.570741	49.29%	0
2008*	10.000000	5.071088	-49.29%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.661042	14.682015	7.47%	0
2015	14.055792	13.661042	-2.81%	0
2014	13.031802	14.055792	7.86%	14
2013	9.636828	13.031802	35.23%	107
2012	8.865197	9.636828	8.70%	556
2011	9.389401	8.865197	-5.58%	577
2010	7.785654	9.389401	20.60%	561
2009	6.076866	7.785654	28.12%	598
2008*	10.000000	6.076866	-39.23%	579
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.427577	12.086967	5.77%	0
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.372514	11.778364	3.57%	20,448
2015	11.776942	11.372514	-3.43%	42,827
2014	11.569358	11.776942	1.79%	43,846
2013	10.338451	11.569358	11.91%	103,501
2012	9.538266	10.338451	8.39%	492,675
2011	9.905556	9.538266	-3.71%	531,079
2010	9.192454	9.905556	7.76%	550,066
2009	7.860440	9.192454	16.95%	516,087
2008*	10.000000	7.860440	-21.40%	211,256
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.558193	12.107559	4.75%	7,950
2015	12.001919	11.558193	-3.70%	7,950
2014	11.745330	12.001919	2.18%	47,912
2013	9.925352	11.745330	18.34%	62,262
2012	8.949074	9.925352	10.91%	82,167
2011	9.496094	8.949074	-5.76%	137,469
2010	8.656945	9.496094	9.69%	138,062
2009	7.143618	8.656945	21.18%	141,194
2008*	10.000000	7.143618	-28.56%	113,918

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.756927	10.983805	2.11%	7,563
2015	11.102937	10.756927	-3.12%	8,874
2014	11.008655	11.102937	0.86%	10,280
2013	10.749121	11.008655	2.41%	17,580
2012	10.245779	10.749121	4.91%	29,197
2011	10.351065	10.245779	-1.02%	19,037
2010	9.930231	10.351065	4.24%	19,264
2009	9.002246	9.930231	10.31%	19,476
2008*	10.000000	9.002246	-9.98%	4,180
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.017356	10.320912	3.03%	0
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.960826	10.326422	3.67%	0
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.492251	11.973140	4.18%	7,887
2015	11.901731	11.492251	-3.44%	13,447
2014	11.661464	11.901731	2.06%	13,450
2013	10.142337	11.661464	14.98%	19,292
2012	9.248297	10.142337	9.67%	7,252
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	2,454
2009	7.498783	8.925125	19.02%	2,458
2008*	10.000000	7.498783	-25.01%	2,461
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.474722	12.050319	5.02%	0
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	43,622
2010	8.380060	9.267801	10.59%	43,622
2009	6.783234	8.380060	23.54%	43,622
2008*	10.000000	6.783234	-32.17%	43,622

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.209616	11.597567	3.46%	10,682
2015	11.608949	11.209616	-3.44%	12,215
2014	11.427902	11.608949	1.58%	12,785
2013	10.525908	11.427902	8.57%	20,974
2012	9.800970	10.525908	7.40%	40,642
2011	10.068668	9.800970	-2.66%	104,748
2010	9.461446	10.068668	6.42%	105,457
2009	8.237629	9.461446	14.86%	107,777
2008*	10.000000	8.237629	-17.62%	76,199
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.075009	11.351001	2.49%	0
2015	11.448159	11.075009	-3.26%	0
2014	11.205370	11.448159	2.17%	60
2013	11.730627	11.205370	-4.48%	1,823
2012	11.182985	11.730627	4.90%	1,182
2011	10.784411	11.182985	3.70%	1,022
2010	10.348160	10.784411	4.22%	1,092
2009	9.763757	10.348160	5.99%	1,057
2008*	10.000000	9.763757	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.045448	12.149365	0.86%	0
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	450
2011	11.715238	12.126376	3.51%	412
2010	11.102394	11.715238	5.52%	436
2009	9.769545	11.102394	13.64%	441
2008*	10.000000	9.769545	-2.30%	170
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	22.292148	23.385917	4.91%	0
2015	27.267037	22.292148	-18.25%	0
2014	29.636012	27.267037	-7.99%	0
2013	30.235157	29.636012	-1.98%	0
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
2009	19.464746	30.983124	59.18%	0
2008	47.408702	19.464746	-58.94%	0
2007	33.459249	47.408702	41.69%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.310857	11.122015	-1.67%	0
2015	11.601634	11.310857	-2.51%	0
2014	11.367522	11.601634	2.06%	77
2013	12.139413	11.367522	-6.36%	1,983
2012	12.069717	12.139413	0.58%	13,327
2011	11.529190	12.069717	4.69%	22,814
2010	11.273580	11.529190	2.27%	23,840
2009	11.248359	11.273580	0.22%	23,511
2008	10.698976	11.248359	5.13%	20,350
2007	10.231074	10.698976	4.57%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.504666	8.301743	-2.39%	0
2015	8.713799	8.504666	-2.40%	0
2014	8.928072	8.713799	-2.40%	395
2013	9.147615	8.928072	-2.40%	4,597
2012	9.373181	9.147615	-2.41%	20,082
2011	9.603023	9.373181	-2.39%	24,425
2010	9.839148	9.603023	-2.40%	25,008
2009	10.076866	9.839148	-2.36%	22,994
2008	10.116888	10.076866	-0.40%	19,967
2007	9.892906	10.116888	2.26%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.834072	7.695009	-1.78%	0
2015	8.293899	7.834072	-5.54%	0
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	464
2012	6.633540	7.459759	12.46%	579
2011	7.551551	6.633540	-12.16%	600
2010	6.846778	7.551551	10.29%	555
2009	5.419158	6.846778	26.34%	567
2008*	10.000000	5.419158	-45.81%	634
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.595340	8.433490	-1.88%	0
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	111
2008	11.515743	6.395945	-44.46%	131
2007	10.787646	11.515743	6.75%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	21.044377	22.485486	6.85%	7,034
2015	21.779300	21.044377	-3.37%	7,108
2014	21.255225	21.779300	2.47%	7,176
2013	17.114406	21.255225	24.19%	7,248
2012	15.130036	17.114406	13.12%	0
2011	16.135766	15.130036	-6.23%	0
2010	14.422386	16.135766	11.88%	0
2009	11.616670	14.422386	24.15%	0
2008	18.846640	11.616670	-38.36%	0
2007	18.226640	18.846640	3.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.206667	14.740619	3.76%	44,966
2015	14.581351	14.206667	-2.57%	57,007
2014	14.284904	14.581351	2.08%	40,157
2013	12.903884	14.284904	10.70%	37,932
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.170499	17.005033	5.16%	12,306
2015	16.656758	16.170499	-2.92%	12,306
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.363567	12.582179	1.77%	5,523
2015	12.634148	12.363567	-2.14%	13,279
2014	12.460086	12.634148	1.40%	13,282
2013	12.178063	12.460086	2.32%	11,903
2012	11.864224	12.178063	2.65%	13,288
2011	11.809140	11.864224	0.47%	2,355
2010	11.426159	11.809140	3.35%	2,610
2009	10.732127	11.426159	6.47%	2,867
2008	11.700793	10.732127	-8.28%	1,137
2007	11.377827	11.700793	2.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.930150	10.366191	4.39%	0
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	16.913328	17.687744	4.58%	36,989
2015	17.387448	16.913328	-2.73%	44,697
2014	16.937451	17.387448	2.66%	51,308
2013	14.879719	16.937451	13.83%	81,102
2012	13.758856	14.879719	8.15%	278,349
2011	14.102159	13.758856	-2.43%	382,376
2010	13.027001	14.102159	8.25%	390,952
2009	11.203480	13.027001	16.28%	416,304
2008	14.946124	11.203480	-25.04%	269,145
2007	14.495297	14.946124	3.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	19.321113	20.458212	5.89%	9,022
2015	19.941802	19.321113	-3.11%	9,023
2014	19.467189	19.941802	2.44%	14,192
2013	16.298507	19.467189	19.44%	14,190
2012	14.680173	16.298507	11.02%	5,281
2011	15.367236	14.680173	-4.47%	7,310
2010	13.953951	15.367236	10.13%	10,641
2009	11.493521	13.953951	21.41%	11,433
2008	17.164824	11.493521	-33.04%	11,508
2007	16.570109	17.164824	3.59%	14,272
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.711574	15.178385	3.17%	21,875
2015	15.077952	14.711574	-2.43%	33,575
2014	14.749667	15.077952	2.23%	56,918
2013	13.676920	14.749667	7.84%	90,795
2012	12.971176	13.676920	5.44%	332,870
2011	13.020842	12.971176	-0.38%	428,279
2010	12.293875	13.020842	5.91%	439,074
2009	10.995112	12.293875	11.81%	461,805
2008	13.260561	10.995112	-17.08%	284,089
2007	12.836281	13.260561	3.31%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.548784	21.732271	0.85%	0
2015	21.062905	21.548784	2.31%	0
2014	19.878764	21.062905	5.96%	0
2013	14.944600	19.878764	33.02%	1
2012	12.930791	14.944600	15.57%	4,909
2011	13.587105	12.930791	-4.83%	9,179
2010	12.828419	13.587105	5.91%	9,594
2009*	10.000000	12.828419	28.28%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.438571	10.000144	5.95%	0
2015	9.892996	9.438571	-4.59%	0
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.859969	10.590733	7.41%	0
2015	10.088185	9.859969	-2.26%	0
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	29.006830	34.057198	17.41%	0
2015	30.492929	29.006830	-4.87%	0
2014	28.552970	30.492929	6.79%	0
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	417
2011	20.162568	19.178853	-4.88%	2,200
2010	16.368904	20.162568	23.18%	2,069
2009	12.263795	16.368904	33.47%	2,272
2008	19.777604	12.263795	-37.99%	1,841
2007	18.842211	19.777604	4.96%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	12.995729	13.781530	6.05%	0
2015	13.711644	12.995729	-5.22%	0
2014	13.523599	13.711644	1.39%	0
2013	14.013744	13.523599	-3.50%	1,057
2012	12.792147	14.013744	9.55%	1,361
2011	12.416988	12.792147	3.02%	2,040
2010	11.504219	12.416988	7.93%	3,420
2009	9.476576	11.504219	21.40%	3,487
2008	11.739599	9.476576	-19.28%	985
2007	11.498052	11.739599	2.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.754725	9.285885	-4.81%	0
2015	10.060512	9.754725	-3.04%	0
2014	10.449226	10.060512	-3.72%	0
2013	8.842358	10.449226	18.17%	221
2012	7.843017	8.842358	12.74%	0
2011	8.891221	7.843017	-11.79%	0
2010	8.004600	8.891221	11.08%	0
2009	6.025673	8.004600	32.84%	0
2008*	10.000000	6.025673	-39.74%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.806828	13.122965	2.47%	0
2015	13.862942	12.806828	-7.62%	0
2014	15.725783	13.862942	-11.85%	1,770
2013	13.310509	15.725783	18.15%	0
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
2009	10.932772	13.818983	26.40%	0
2008	20.930654	10.932772	-47.77%	0
2007	20.882678	20.930654	0.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.518906	13.457945	-0.45%	0
2015	13.431004	13.518906	0.65%	0
2014	12.493391	13.431004	7.50%	20
2013	9.523151	12.493391	31.19%	407
2012	8.401781	9.523151	13.35%	26
2011	8.895504	8.401781	-5.55%	0
2010	7.900660	8.895504	12.59%	0
2009	6.258057	7.900660	26.25%	0
2008*	10.000000	6.258057	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.015655	13.609918	13.27%	0
2015	12.749316	12.015655	-5.75%	0
2014	11.849092	12.749316	7.60%	0
2013	8.990984	11.849092	31.79%	696
2012	7.834394	8.990984	14.76%	795
2011	8.547450	7.834394	-8.34%	903
2010	7.767444	8.547450	10.04%	824
2009	6.246255	7.767444	24.35%	813
2008*	10.000000	6.246255	-37.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.088175	13.548516	3.52%	0
2015	13.456586	13.088175	-2.74%	0
2014	13.293073	13.456586	1.23%	10
2013	9.826246	13.293073	35.28%	185
2012	8.782318	9.826246	11.89%	4,883
2011	9.417019	8.782318	-6.74%	6,947
2010	7.629059	9.417019	23.44%	6,641
2009	6.169051	7.629059	23.67%	7,356
2008*	10.000000	6.169051	-38.31%	1,436

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.341646	17.609105	14.78%	0
2015	16.186032	15.341646	-5.22%	0
2014	14.171927	16.186032	14.21%	13
2013	10.701997	14.171927	32.42%	262
2012	9.425153	10.701997	13.55%	18
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
2008*	10.000000	6.648947	-33.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	19.842167	20.927905	5.47%	0
2015	20.223057	19.842167	-1.88%	0
2014	20.207486	20.223057	0.08%	0
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
2010	11.028944	13.466881	22.10%	0
2009	8.884717	11.028944	24.13%	0
2008	17.027965	8.884717	-47.82%	0
2007	15.935079	17.027965	6.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	27.819981	34.109607	22.61%	0
2015	30.417285	27.819981	-8.54%	0
2014	29.190460	30.417285	4.20%	0
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	185
2011	19.713111	18.191579	-7.72%	224
2010	15.969545	19.713111	23.44%	205
2009	13.000376	15.969545	22.84%	217
2008	19.676194	13.000376	-33.93%	207
2007	21.734096	19.676194	-9.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	25.669737	30.703900	19.61%	0
2015	26.809132	25.669737	-4.25%	0
2014	27.316590	26.809132	-1.86%	567
2013	19.912923	27.316590	37.18%	792
2012	17.707433	19.912923	12.46%	903
2011	19.259724	17.707433	-8.06%	1,374
2010	15.788870	19.259724	21.98%	1,296
2009	12.033906	15.788870	31.20%	1,349
2008	20.002253	12.033906	-39.84%	1,147
2007	20.115799	20.002253	-0.56%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	19.508319	21.166097	8.50%	0
2015	19.856636	19.508319	-1.75%	0
2014	18.194917	19.856636	9.13%	0
2013	14.253461	18.194917	27.65%	130
2012	12.828388	14.253461	11.11%	0
2011	13.093678	12.828388	-2.03%	0
2010	11.848623	13.093678	10.51%	0
2009	9.668944	11.848623	22.54%	0
2008	16.967780	9.668944	-43.02%	1,200
2007	16.115265	16.967780	5.29%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.109934	12.668544	4.61%	0
2015	13.152227	12.109934	-7.92%	0
2014	10.478041	13.152227	25.52%	0
2013	10.453450	10.478041	0.24%	0
2012	9.267104	10.453450	12.80%	0
2011	8.945347	9.267104	3.60%	0
2010	7.059729	8.945347	26.71%	0
2009	5.542287	7.059729	27.38%	0
2008*	10.000000	5.542287	-44.58%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.625344	13.727576	8.73%	0
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.519523	9.523193	0.04%	0
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	3,376
2012	10.108599	10.212988	1.03%	21,763
2011	10.223781	10.108599	-1.13%	24,065
2010	10.227686	10.223781	-0.04%	26,736
2009	9.783586	10.227686	4.54%	27,171
2008*	10.000000	9.783586	-2.16%	21,671
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.818574	13.943363	17.98%	0
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.084781	12.913983	-1.31%	0
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	13
2013	13.276862	15.562210	17.21%	376
2012	11.378023	13.276862	16.69%	1,178
2011	13.311660	11.378023	-14.53%	2,431
2010	12.824878	13.311660	3.80%	1,312
2009*	10.000000	12.824878	28.25%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.208725	11.700107	-4.17%	0
2015	12.320705	12.208725	-0.91%	0
2014	13.051022	12.320705	-5.60%	0
2013	11.347999	13.051022	15.01%	0
2012	9.814053	11.347999	15.63%	0
2011	11.469464	9.814053	-14.43%	0
2010	9.630915	11.469464	19.09%	0
2009	7.336000	9.630915	31.28%	0
2008	14.033685	7.336000	-47.73%	0
2007	13.933014	14.033685	0.72%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	26.377036	26.817148	1.67%	0
2015	26.759528	26.377036	-1.43%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.148095	9.037999	-1.20%	0
2015	9.355869	9.148095	-2.22%	0
2014	9.527813	9.355869	-1.80%	623
2013	9.702266	9.527813	-1.80%	3,935
2012	9.503798	9.702266	2.09%	4,482
2011	9.708807	9.503798	-2.11%	8,412
2010	9.448186	9.708807	2.76%	8,591
2009	8.542060	9.448186	10.61%	8,269
2008	10.109792	8.542060	-15.51%	5,381
2007	9.887928	10.109792	2.24%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	21.423225	22.972693	7.23%	0
2015	22.052281	21.423225	-2.85%	0
2014	20.469401	22.052281	7.73%	0
2013	15.241229	20.469401	34.30%	0
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
2010	12.405589	14.875456	19.91%	0
2009	9.671311	12.405589	28.27%	0
2008	16.364175	9.671311	-40.90%	0
2007	15.582420	16.364175	5.02%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	27.088638	26.398705	-2.55%	0
2015	26.771653	27.088638	1.18%	0
2014	26.877420	26.771653	-0.39%	0
2013	21.684985	26.877420	23.94%	0
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
2009	13.396479	18.220521	36.01%	0
2008	23.004518	13.396479	-41.77%	0
2007	22.221980	23.004518	3.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.378739	9.727787	3.72%	0
2015	9.854964	9.378739	-4.83%	0
2014	9.851836	9.854964	0.03%	0
2013	10.131287	9.851836	-2.76%	0
2012*	10.000000	10.131287	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.023153	8.568031	-5.04%	0
2015	8.966561	9.023153	0.63%	526
2014*	10.000000	8.966561	-10.33%	564
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	21.215142	23.047037	8.63%	0
2015	21.081858	21.215142	0.63%	0
2014	19.565331	21.081858	7.75%	0
2013	15.251341	19.565331	28.29%	122
2012	13.401323	15.251341	13.80%	3,837
2011	13.773502	13.401323	-2.70%	5,346
2010	12.183755	13.773502	13.05%	5,180
2009	9.753109	12.183755	24.92%	6,059
2008	16.282810	9.753109	-40.10%	6,064
2007	16.020323	16.282810	1.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	29.287533	33.638557	14.86%	0
2015	31.955149	29.287533	-8.35%	0
2014	29.323383	31.955149	8.97%	0
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	1,516
2011	19.525898	18.604010	-4.72%	2,199
2010	16.257290	19.525898	20.11%	2,041
2009	12.168939	16.257290	33.60%	2,560
2008	20.112327	12.168939	-39.50%	2,039
2007	20.900654	20.112327	-3.77%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.953609	9.867179	10.20%	0
2015	10.102046	8.953609	-11.37%	0
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.569702	9.469804	10.50%	0
2015	8.993138	8.569702	-4.71%	0
2014	9.086649	8.993138	-1.03%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.123464	10.168046	0.44%	0
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.631632	10.512586	-1.12%	0
2015	10.870369	10.631632	-2.20%	972
2014	11.054956	10.870369	-1.67%	3,351
2013	11.353169	11.054956	-2.63%	3,123
2012	11.000548	11.353169	3.21%	2,344
2011	11.157851	11.000548	-1.41%	3,161
2010	10.868605	11.157851	2.66%	1,510
2009*	10.000000	10.868605	8.69%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.039196	0.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	2,285
2013	10.611719	10.144395	-4.40%	2,886
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	16.709161	18.758468	12.26%	0
2015	18.513807	16.709161	-9.75%	0
2014	17.130470	18.513807	8.08%	0
2013	12.936165	17.130470	32.42%	0
2012	11.125813	12.936165	16.27%	0
2011	11.953711	11.125813	-6.93%	0
2010	10.707877	11.953711	11.63%	0
2009	8.451603	10.707877	26.70%	0
2008	14.126361	8.451603	-40.17%	0
2007	15.406108	14.126361	-8.31%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.288502	2.89%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	15.797536	15.041089	-4.79%	0
2015	16.163411	15.797536	-2.26%	0
2014	17.765047	16.163411	-9.02%	0
2013	14.212168	17.765047	25.00%	0
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	0
2009	11.278549	13.719414	21.64%	0
2008	20.618722	11.278549	-45.30%	0
2007	19.497223	20.618722	5.75%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.776656	25.949400	-12.85%	0
2015	27.126126	29.776656	9.77%	0
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.345954	7.498832	40.27%	0
2015	8.230573	5.345954	-35.05%	0
2014	10.424788	8.230573	-21.05%	0
2013	9.663222	10.424788	7.88%	0
2012*	10.000000	9.663222	-3.37%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.251877	7.351636	39.98%	0
2015	8.107568	5.251877	-35.22%	0
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	17.383937	17.628830	1.41%	0
2015	18.383947	17.383937	-5.44%	0
2014	17.092630	18.383947	7.55%	0
2013	13.076180	17.092630	30.72%	0
2012	11.522671	13.076180	13.48%	0
2011	12.670553	11.522671	-9.06%	0
2010	11.555452	12.670553	9.65%	0
2009	9.318017	11.555452	24.01%	0
2008	15.366383	9.318017	-39.36%	0
2007	14.321033	15.366383	7.30%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	15.778574	16.582302	5.09%	0
2015	15.967153	15.778574	-1.18%	0
2014	13.857334	15.967153	15.23%	0
2013	11.868169	13.857334	16.76%	0
2012	10.758374	11.868169	10.32%	0
2011	10.351008	10.758374	3.94%	0
2010	9.361271	10.351008	10.57%	0
2009	8.307548	9.361271	12.68%	0
2008	12.008233	8.307548	-30.82%	0
2007	11.436427	12.008233	5.00%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.609191	18.257952	-1.89%	0
2015	18.813966	18.609191	-1.09%	0
2014	18.559426	18.813966	1.37%	0
2013	13.594037	18.559426	36.53%	0
2012	11.569872	13.594037	17.50%	0
2011	12.549226	11.569872	-7.80%	0
2010*	10.000000	12.549226	25.49%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	20.203456	21.247553	5.17%	0
2015	21.314779	20.203456	-5.21%	0
2014	22.256994	21.314779	-4.23%	0
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	0
2011	15.484207	14.418534	-6.88%	544
2010	12.514207	15.484207	23.73%	506
2009	8.399904	12.514207	48.98%	0
2008	14.693478	8.399904	-42.83%	0
2007	13.229671	14.693478	11.06%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.767338	10.857849	0.84%	0
2015	11.183179	10.767338	-3.72%	0
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	21.462893	23.256500	8.36%	0
2015	21.692458	21.462893	-1.06%	0
2014	20.346950	21.692458	6.61%	0
2013	15.496892	20.346950	31.30%	0
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
2010	11.900508	13.094985	10.04%	0
2009	10.136716	11.900508	17.40%	0
2008	17.522625	10.136716	-42.15%	0
2007	17.132435	17.522625	2.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	28.456479	34.644045	21.74%	0
2015	30.932640	28.456479	-8.01%	0
2014	29.105747	30.932640	6.28%	0
2013	21.677809	29.105747	34.27%	0
2012	18.758889	21.677809	15.56%	0
2011	21.043653	18.758889	-10.86%	0
2010	17.040614	21.043653	23.49%	55
2009	12.245136	17.040614	39.16%	72
2008	19.537545	12.245136	-37.33%	78
2007	19.729605	19.537545	-0.97%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.536116	11.748010	1.84%	0
2015	12.125175	11.536116	-4.86%	0
2014	12.032657	12.125175	0.77%	0
2013	13.477754	12.032657	-10.72%	0
2012	12.866747	13.477754	4.75%	0
2011	11.802690	12.866747	9.02%	0
2010	11.509854	11.802690	2.54%	170
2009	10.705391	11.509854	7.51%	197
2008	11.151420	10.705391	-4.00%	239
2007	10.441688	11.151420	6.80%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	19.994602	22.080894	10.43%	0
2015	21.793320	19.994602	-8.25%	0
2014	19.888100	21.793320	9.58%	0
2013	15.047817	19.888100	32.17%	0
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
2010	12.092990	13.432074	11.07%	0
2009	10.525912	12.092990	14.89%	0
2008	16.532270	10.525912	-36.33%	0
2007	17.023627	16.532270	-2.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	20.328128	24.336829	19.72%	0
2015	21.173172	20.328128	-3.99%	0
2014	18.672675	21.173172	13.39%	0
2013	14.735474	18.672675	26.72%	0
2012	12.997296	14.735474	13.37%	0
2011	13.436344	12.997296	-3.27%	148
2010	11.576682	13.436344	16.06%	142
2009	9.142685	11.576682	26.62%	151
2008	12.415593	9.142685	-26.36%	142
2007	13.045604	12.415593	-4.83%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.691160	10.972715	13.22%	0
2015*	10.000000	9.691160	-3.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.860649	14.036520	1.27%	0
2015	14.352496	13.860649	-3.43%	0
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.148362	10.068888	10.06%	0
2015*	10.000000	9.148362	-8.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.718993	9.714671	-0.04%	0
2015*	10.000000	9.718993	-2.81%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.412192	14.594348	27.88%	0
2015	12.507129	11.412192	-8.75%	0
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.274656	11.547433	12.39%	0
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	29.094331	35.685973	22.66%	0
2015	30.536495	29.094331	-4.72%	0
2014	29.778348	30.536495	2.55%	77
2013	21.693312	29.778348	37.27%	207
2012	19.214633	21.693312	12.90%	239
2011	19.586030	19.214633	-1.90%	925
2010	15.956377	19.586030	22.75%	1,239
2009	13.083009	15.956377	21.96%	0
2008	19.413832	13.083009	-32.61%	0
2007	20.035455	19.413832	-3.10%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	21.770515	23.668590	8.72%	0
2015	22.125167	21.770515	-1.60%	0
2014	20.053009	22.125167	10.33%	0
2013	15.607855	20.053009	28.48%	0
2012	13.856527	15.607855	12.64%	0
2011	13.977313	13.856527	-0.86%	0
2010	12.509578	13.977313	11.73%	0
2009	10.173974	12.509578	22.96%	0
2008	16.640276	10.173974	-38.86%	0
2007	16.249423	16.640276	2.41%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	18.952177	19.900550	5.00%	0
2015	19.970149	18.952177	-5.10%	0
2014	18.985726	19.970149	5.19%	0
2013	16.107778	18.985726	17.87%	0
2012	14.993277	16.107778	7.43%	0
2011	14.133774	14.993277	6.08%	203
2010	12.593764	14.133774	12.23%	212
2009	10.562171	12.593764	19.23%	219
2008	15.407134	10.562171	-31.45%	201
2007	14.783274	15.407134	4.22%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	16.911054	19.267782	13.94%	0
2015	17.784407	16.911054	-4.91%	0
2014	17.993364	17.784407	-1.16%	0
2013	12.444353	17.993364	44.59%	0
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
2010	9.916933	12.655486	27.61%	0
2009	8.083446	9.916933	22.68%	0
2008	13.316963	8.083446	-39.30%	0
2007	15.389337	13.316963	-13.47%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.468923	10.063936	6.28%	0
2015	9.804009	9.468923	-3.42%	0
2014	9.993056	9.804009	-1.89%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	13.233853	12.332013	-6.81%	0
2015	14.499234	13.233853	-8.73%	0
2014	15.063871	14.499234	-3.75%	0
2013	13.299092	15.063871	13.27%	0
2012	12.391449	13.299092	7.32%	0
2011	13.442572	12.391449	-7.82%	0
2010	12.193781	13.442572	10.24%	0
2009	11.036050	12.193781	10.49%	0
2008	16.085922	11.036050	-31.39%	0
2007	15.041862	16.085922	6.94%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	11.988649	12.108783	1.00%	0
2015	12.343996	11.988649	-2.88%	0
2014	12.224583	12.343996	0.98%	0
2013	12.438267	12.224583	-1.72%	0
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	0
2010	11.085499	11.709583	5.63%	469
2009	9.457548	11.085499	17.21%	461
2008	10.487165	9.457548	-9.82%	525
2007	10.226332	10.487165	2.55%	576
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.399102	13.755406	2.66%	0
2015	13.808896	13.399102	-2.97%	0
2014	13.583691	13.808896	1.66%	0
2013	12.301440	13.583691	10.42%	0
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
2010	10.597437	11.634940	9.79%	0
2009	8.764105	10.597437	20.92%	0
2008	12.006244	8.764105	-27.00%	0
2007	11.353202	12.006244	5.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.902638	14.349977	3.22%	0
2015	14.317559	13.902638	-2.90%	0
2014	14.032323	14.317559	2.03%	0
2013	12.439711	14.032323	12.80%	0
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0
2010	10.496453	11.706672	11.53%	0
2009	8.370448	10.496453	25.40%	0
2008	12.769450	8.370448	-34.45%	0
2007	11.905261	12.769450	7.26%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.497527	15.044791	3.77%	0
2015	14.940810	14.497527	-2.97%	0
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	0
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	1,114
2010	10.253829	11.592302	13.05%	1,116
2009	8.012990	10.253829	27.97%	1,119
2008	13.286249	8.012990	-39.69%	1,123
2007	12.262972	13.286249	8.34%	1,125
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.354740	3.55%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.035279	15.675181	30.24%	0
2015	15.568540	12.035279	-22.69%	0
2014	18.295656	15.568540	-14.91%	0
2013	15.107258	18.295656	21.11%	0
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
2010	13.755725	15.989669	16.24%	0
2009	9.555447	13.755725	43.96%	0
2008	21.485179	9.555447	-55.53%	0
2007	15.124483	21.485179	42.06%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	19.222454	22.073835	14.83%	0
2015	20.577469	19.222454	-6.58%	0
2014	19.445395	20.577469	5.82%	0
2013	15.594079	19.445395	24.70%	0
2012	13.657334	15.594079	14.18%	848
2011	13.908591	13.657334	-1.81%	973
2010	12.406856	13.908591	12.10%	957
2009	9.792217	12.406856	26.70%	962
2008	17.554161	9.792217	-44.22%	861
2007	17.771362	17.554161	-1.22%	59
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.175280	11.75%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	23.085729	22.645499	-1.91%	0
2015	22.137101	23.085729	4.29%	0
2014	20.441809	22.137101	8.29%	0
2013	15.407973	20.441809	32.67%	0
2012	13.807175	15.407973	11.59%	0
2011	14.157816	13.807175	-2.48%	0
2010	11.717100	14.157816	20.83%	0
2009	9.386449	11.717100	24.83%	0
2008	18.262570	9.386449	-48.60%	0
2007	14.782584	18.262570	23.54%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.131737	12.365286	1.93%	0
2015	12.543040	12.131737	-3.28%	0
2014	12.174124	12.543040	3.03%	848
2013	12.743413	12.174124	-4.47%	10,013
2012	12.371017	12.743413	3.01%	18,244
2011	11.847341	12.371017	4.42%	60,005
2010	11.292485	11.847341	4.91%	69,460
2009	10.025210	11.292485	12.64%	99,750
2008	10.645498	10.025210	-5.83%	93,747
2007	10.486033	10.645498	1.52%	97,224
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	31.620008	34.525472	9.19%	0
2015	32.950955	31.620008	-4.04%	0
2014	31.857089	32.950955	3.43%	0
2013	24.035316	31.857089	32.54%	0
2012	21.508216	24.035316	11.75%	375
2011	24.731617	21.508216	-13.03%	482
2010	19.718277	24.731617	25.42%	642
2009	14.463722	19.718277	36.33%	740
2008	24.551947	14.463722	-41.09%	780
2007	21.824423	24.551947	12.50%	817
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	19.788998	18.288363	-7.58%	0
2015	19.638718	19.788998	0.77%	0
2014	21.953568	19.638718	-10.54%	0
2013	17.289053	21.953568	26.98%	0
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
2010	16.589191	18.259335	10.07%	0
2009	13.473207	16.589191	23.13%	0
2008	24.647298	13.473207	-45.34%	0
2007	21.588201	24.647298	14.17%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	26.219776	27.950799	6.60%	0
2015	27.764218	26.219776	-5.56%	0
2014	26.721201	27.764218	3.90%	0
2013	21.040925	26.721201	27.00%	0
2012	16.976032	21.040925	23.94%	0
2011	19.130689	16.976032	-11.26%	0
2010	15.522392	19.130689	23.25%	0
2009	10.125372	15.522392	53.30%	0
2008	21.309015	10.125372	-52.48%	0
2007	20.719740	21.309015	2.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.714200	11.830124	10.42%	0
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.574349	13.987465	11.24%	0
2015	13.868585	12.574349	-9.33%	0
2014	13.589628	13.868585	2.05%	0
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	7,299
2010	10.134822	11.139588	9.91%	7,299
2009	7.661922	10.134822	32.28%	7,299
2008	11.165991	7.661922	-31.38%	7,299
2007	11.033444	11.165991	1.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	21.124110	23.914064	13.21%	0
2015	22.474566	21.124110	-6.01%	0
2014	21.190555	22.474566	6.06%	0
2013	16.749669	21.190555	26.51%	0
2012	15.336784	16.749669	9.21%	0
2011	14.831381	15.336784	3.41%	0
2010	12.601987	14.831381	17.69%	0
2009	11.009094	12.601987	14.47%	0
2008	15.481515	11.009094	-28.89%	7
2007	16.310931	15.481515	-5.09%	262

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	26.140260	33.200204	27.01%	0
2015	28.934338	26.140260	-9.66%	0
2014	29.492831	28.934338	-1.89%	118
2013	22.191355	29.492831	32.90%	581
2012	19.216436	22.191355	15.48%	1,963
2011	20.467817	19.216436	-6.11%	10,615
2010	16.363254	20.467817	25.08%	10,582
2009	12.987653	16.363254	25.99%	17,254
2008	19.877499	12.987653	-34.66%	44
2007	20.876474	19.877499	-4.79%	39
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.272744	8.332645	14.57%	0
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	17.744286	18.552804	4.56%	0
2015	19.453201	17.744286	-8.78%	0
2014	22.440018	19.453201	-13.31%	0
2013	18.706324	22.440018	19.96%	0
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
2010	17.593188	18.605312	5.75%	0
2009	13.160142	17.593188	33.69%	0
2008	22.628094	13.160142	-41.84%	0
2007	20.093511	22.628094	12.61%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.974280	9.012289	0.42%	0
2015	9.613586	8.974280	-6.65%	0
2014	9.677654	9.613586	-0.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.468718	10.655938	1.79%	0
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.972317	9.681605	-2.92%	0
2015	10.037204	9.972317	-0.65%	0
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.071027	14.004091	-0.48%	0
2015	13.770342	14.071027	2.18%	0
2014	13.050172	13.770342	5.52%	0
2013	9.569510	13.050172	36.37%	0
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.749422	12.971103	10.40%	0
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.333889	13.082510	-1.89%	0
2015	13.527888	13.333889	-1.43%	0
2014	12.877222	13.527888	5.05%	0
2013	9.663340	12.877222	33.26%	0
2012*	10.000000	9.663340	-3.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.242609	12.587225	-4.95%	0
2015	14.811582	13.242609	-10.59%	0
2014	16.027608	14.811582	-7.59%	0
2013	13.130111	16.027608	22.07%	0
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.487422	11.887357	13.35%	0
2015	11.498878	10.487422	-8.80%	0
2014	11.567330	11.498878	-0.59%	0
2013	10.731073	11.567330	7.79%	0
2012*	10.000000	10.731073	7.31%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.246546	12.677966	3.52%	0
2015	13.324353	12.246546	-8.09%	0
2014	12.662547	13.324353	5.23%	0
2013	9.989704	12.662547	26.76%	0
2012*	10.000000	9.989704	-0.10%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	20.555015	20.919801	1.77%	0
2015	20.985139	20.555015	-2.05%	0
2014	19.874798	20.985139	5.59%	0
2013	17.006117	19.874798	16.87%	0
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
2010	14.745250	15.552102	5.47%	0
2009	12.036257	14.745250	22.51%	0
2008	14.699480	12.036257	-18.12%	0
2007	13.664876	14.699480	7.57%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.709707	9.682922	-0.28%	0
2015*	10.000000	9.709707	-2.90%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	28.815460	28.657432	-0.55%	0
2015	26.388977	28.815460	9.20%	0
2014	24.939869	26.388977	5.81%	0
2013	19.532986	24.939869	27.68%	0
2012	16.167280	19.532986	20.82%	19
2011	17.808797	16.167280	-9.22%	23
2010	17.144910	17.808797	3.87%	82
2009	12.036669	17.144910	42.44%	90
2008	22.157894	12.036669	-45.68%	102
2007	16.626188	22.157894	33.27%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.211236	15.784488	11.07%	0
2015	13.921416	14.211236	2.08%	0
2014	13.051049	13.921416	6.67%	0
2013	9.881473	13.051049	32.08%	0
2012*	10.000000	9.881473	-1.19%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	23.380491	21.279157	-8.99%	0
2015	26.282130	23.380491	-11.04%	0
2014	30.651982	26.282130	-14.26%	0
2013	27.494918	30.651982	11.48%	0
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
2010	30.937956	37.731406	21.96%	0
2009	17.710580	30.937956	74.69%	0
2008	38.008036	17.710580	-53.40%	0
2007	30.438823	38.008036	24.87%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.084675	8.347886	17.83%	0
2015	9.084883	7.084675	-22.02%	0
2014	9.766000	9.084883	-6.97%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.897322	-1.03%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.042618	12.782104	6.14%	0
2015	12.615834	12.042618	-4.54%	0
2014	13.980589	12.615834	-9.76%	0
2013	10.148427	13.980589	37.76%	0
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	23.933876	26.565727	11.00%	0
2015	24.766325	23.933876	-3.36%	0
2014	23.037893	24.766325	7.50%	364
2013	17.416548	23.037893	32.28%	2,049
2012	15.407826	17.416548	13.04%	6,769
2011	15.868026	15.407826	-2.90%	35,600
2010	14.625800	15.868026	8.49%	37,485
2009	12.244149	14.625800	19.45%	43,173
2008	18.662974	12.244149	-34.39%	278
2007	17.783782	18.662974	4.94%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.724939	14.917023	1.30%	0
2015	14.197421	14.724939	3.72%	0
2014	14.390984	14.197421	-1.35%	0
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.652297	9.966561	3.26%	0
2015*	10.000000	9.652297	-3.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.234433	11.602207	3.27%	0
2015	11.613262	11.234433	-3.26%	0
2014	11.067597	11.613262	4.93%	0
2013	11.411780	11.067597	-3.02%	0
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
2010	9.995553	10.419454	4.24%	0
2009	9.367803	9.995553	6.70%	0
2008	10.724417	9.367803	-12.65%	78,118
2007	10.449907	10.724417	2.63%	74,561

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	19.111279	20.617087	7.88%	0
2015	19.824361	19.111279	-3.60%	0
2014	19.751415	19.824361	0.37%	0
2013	22.190731	19.751415	-10.99%	0
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
2010	17.289027	18.508573	7.05%	0
2009	13.621265	17.289027	26.93%	0
2008	16.423787	13.621265	-17.06%	0
2007	15.826474	16.423787	3.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.161549	9.153910	12.16%	0
2015*	10.000000	8.161549	-18.38%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.673937	23.072730	17.28%	0
2015	21.105626	19.673937	-6.78%	0
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	3,851
2012	13.358640	14.912983	11.64%	5,449
2011	13.627181	13.358640	-1.97%	6,172
2010	12.345554	13.627181	10.38%	6,212
2009*	10.000000	12.345554	23.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.065573	13.893499	6.34%	6,694
2015	13.263205	13.065573	-1.49%	9,827
2014	12.950052	13.263205	2.42%	13,230
2013	10.767889	12.950052	20.27%	18,366
2012	9.539637	10.767889	12.88%	106,784
2011	9.688680	9.539637	-1.54%	128,906
2010	8.866355	9.688680	9.27%	135,003
2009	7.364637	8.866355	20.39%	138,749
2008	10.751051	7.364637	-31.50%	140,727
2007	10.384782	10.751051	3.53%	35,240

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.359274	10.374025	0.14%	3,956
2015	10.644051	10.359274	-2.68%	4,106
2014	10.393909	10.644051	2.41%	4,188
2013	10.936450	10.393909	-4.96%	6,321
2012	10.681302	10.936450	2.39%	89,244
2011	10.356028	10.681302	3.14%	116,919
2010	10.016084	10.356028	3.39%	119,405
2009	9.155239	10.016084	9.40%	121,742
2008	10.413211	9.155239	-12.08%	132,653
2007	10.367005	10.413211	0.45%	41,655
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.579956	14.250372	-2.26%	0
2015	14.028293	14.579956	3.93%	0
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	613
2011	10.680333	9.449129	-11.53%	826
2010	9.836750	10.680333	8.58%	817
2009	7.121110	9.836750	38.14%	819
2008	11.896907	7.121110	-40.14%	851
2007	10.665256	11.896907	11.55%	163
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.927124	14.818361	6.40%	0
2015	13.414728	13.927124	3.82%	0
2014	12.725135	13.414728	5.42%	0
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	1,466
2011	9.451825	8.788420	-7.02%	1,983
2010	8.197583	9.451825	15.30%	2,319
2009	6.055135	8.197583	35.38%	2,420
2008	11.127375	6.055135	-45.58%	2,983
2007	10.195307	11.127375	9.14%	1,977
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.151930	13.169468	8.37%	3,442
2015	12.323246	12.151930	-1.39%	3,668
2014	11.460607	12.323246	7.53%	3,972
2013	8.835394	11.460607	29.71%	6,474
2012	7.737544	8.835394	14.19%	113,561
2011	8.112854	7.737544	-4.63%	162,786
2010	7.493979	8.112854	8.26%	167,750
2009	5.878154	7.493979	27.49%	170,369
2008	9.729601	5.878154	-39.58%	169,561
2007*	10.000000	9.729601	-2.70%	39,764

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	20.278669	23.259848	14.70%	0
2015	22.236970	20.278669	-8.81%	0
2014	20.927423	22.236970	6.26%	147
2013	15.855651	20.927423	31.99%	506
2012	13.755304	15.855651	15.27%	591
2011	14.468988	13.755304	-4.93%	1,835
2010	12.847687	14.468988	12.62%	2,838
2009	10.267780	12.847687	25.13%	961
2008	16.766670	10.267780	-38.76%	1,062
2007	17.650248	16.766670	-5.01%	25,641
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.228025	9.270356	0.46%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.693111	11.619793	8.67%	0
2015	11.319301	10.693111	-5.53%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.532293	11.175996	6.11%	0
2015	10.990450	10.532293	-4.17%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	17.090104	19.032836	11.37%	0
2015	17.988437	17.090104	-4.99%	0
2014	17.981635	17.988437	0.04%	0
2013	17.215671	17.981635	4.45%	0
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
2010	13.780774	15.211657	10.38%	0
2009	9.675824	13.780774	42.42%	0
2008	13.774431	9.675824	-29.76%	0
2007	13.693028	13.774431	0.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.732050	12.995551	10.77%	0
2015	12.171916	11.732050	-3.61%	0
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
2009	5.069348	7.564284	49.22%	0
2008*	10.000000	5.069348	-49.31%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.607478	14.616977	7.42%	0
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	641
2013	9.613812	12.994018	35.16%	3,267
2012	8.848570	9.613812	8.65%	10,175
2011	9.376582	8.848570	-5.63%	49,504
2010	7.778999	9.376582	20.54%	52,943
2009	6.074785	7.778999	28.05%	93,252
2008*	10.000000	6.074785	-39.25%	97,246
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.382749	12.033399	5.72%	0
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	0
2008*	10.000000	6.307499	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.327949	11.726216	3.52%	3,608
2015	11.736821	11.327949	-3.48%	3,932
2014	11.535855	11.736821	1.74%	4,241
2013	10.313805	11.535855	11.85%	4,556
2012	9.520408	10.313805	8.33%	45,570
2011	9.892056	9.520408	-3.76%	156,748
2010	9.184621	9.892056	7.70%	160,053
2009	7.857757	9.184621	16.89%	44,560
2008*	10.000000	7.857757	-21.42%	44,916
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	16,075
2012	8.932272	9.901625	10.85%	125,869
2011	9.483120	8.932272	-5.81%	130,362
2010	8.649552	9.483120	9.64%	134,931
2009	7.141169	8.649552	21.12%	2,729
2008*	10.000000	7.141169	-28.59%	2,733

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	287
2013	10.723441	10.976728	2.36%	310
2012	10.226565	10.723441	4.86%	333
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.003673	10.301552	2.98%	0
2015	10.715069	10.003673	-6.64%	0
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.947206	10.307041	3.62%	0
2015	10.719865	9.947206	-7.21%	0
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.447166	11.920076	4.13%	2,153
2015	11.861117	11.447166	-3.49%	2,244
2014	11.627625	11.861117	2.01%	2,333
2013	10.118089	11.627625	14.92%	2,423
2012	9.230927	10.118089	9.61%	3,831
2011	9.688277	9.230927	-4.72%	5,656
2010	8.917492	9.688277	8.64%	5,663
2009	7.496218	8.917492	18.96%	0
2008*	10.000000	7.496218	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.429734	11.996942	4.96%	0
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
2009	6.780906	8.372890	23.48%	0
2008*	10.000000	6.780906	-32.19%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.165663	11.546192	3.41%	1,111
2015	11.569351	11.165663	-3.49%	1,213
2014	11.394765	11.569351	1.53%	1,613
2013	10.500768	11.394765	8.51%	1,739
2012	9.782581	10.500768	7.34%	3,844
2011	10.054916	9.782581	-2.71%	1,976
2010	9.453358	10.054916	6.36%	1,979
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.031618	11.300759	2.44%	0
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	554
2013	11.702639	11.172906	-4.53%	3,448
2012	11.162036	11.702639	4.84%	10,564
2011	10.769716	11.162036	3.64%	45,842
2010	10.339346	10.769716	4.16%	51,365
2009	9.760428	10.339346	5.93%	74,066
2008*	10.000000	9.760428	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.998203	12.095528	0.81%	0
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	22.145520	23.220212	4.85%	0
2015	27.101581	22.145520	-18.29%	0
2014	29.471290	27.101581	-8.04%	0
2013	30.082523	29.471290	-2.03%	0
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
2010	30.874151	34.911183	13.08%	0
2009	19.406222	30.874151	59.09%	0
2008	47.290499	19.406222	-58.96%	0
2007	33.393003	47.290499	41.62%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.236461	11.043212	-1.72%	0
2015	11.531230	11.236461	-2.56%	0
2014	11.304328	11.531230	2.01%	645
2013	12.078110	11.304328	-6.41%	3,770
2012	12.014948	12.078110	0.53%	13,225
2011	11.482739	12.014948	4.63%	48,917
2010	11.233920	11.482739	2.21%	56,993
2009	11.214537	11.233920	0.17%	87,246
2008	10.672268	11.214537	5.08%	99,165
2007	10.210801	10.672268	4.52%	96,626
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.448581	8.242777	-2.44%	0
2015	8.660763	8.448581	-2.45%	0
2014	8.878284	8.660763	-2.45%	0
2013	9.101263	8.878284	-2.45%	1,853
2012	9.330477	9.101263	-2.46%	7,208
2011	9.564155	9.330477	-2.44%	22,509
2010	9.804346	9.564155	-2.45%	24,581
2009	10.046370	9.804346	-2.41%	29,266
2008	10.091441	10.046370	-0.45%	22,320
2007	9.873106	10.091441	2.21%	37,344
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.803352	7.660928	-1.83%	0
2015	8.265612	7.803352	-5.59%	0
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	0
2010	6.840924	7.541235	10.24%	278
2009	5.417302	6.840924	26.28%	306
2008*	10.000000	5.417302	-45.83%	149
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.552831	8.387494	-1.93%	0
2015	8.891202	8.552831	-3.81%	0
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
2008	11.505905	6.387196	-44.49%	0
2007	10.783989	11.505905	6.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	20.906039	22.326274	6.79%	0
2015	21.647226	20.906039	-3.42%	0
2014	21.137153	21.647226	2.41%	0
2013	17.028058	21.137153	24.13%	0
2012	15.061426	17.028058	13.06%	0
2011	16.070800	15.061426	-6.28%	0
2010	14.371664	16.070800	11.82%	0
2009	11.581745	14.371664	24.09%	0
2008	18.799631	11.581745	-38.39%	750
2007	18.190547	18.799631	3.35%	785
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.158225	14.682845	3.71%	12,315
2015	14.539078	14.158225	-2.62%	12,502
2014	14.250793	14.539078	2.02%	12,703
2013	12.879669	14.250793	10.65%	12,906
2012	12.070926	12.879669	6.70%	4,536
2011	12.264902	12.070926	-1.58%	20,119
2010	11.449122	12.264902	7.13%	20,127
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.115373	16.938406	5.11%	0
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.282269	12.493064	1.72%	3,710
2015	12.557503	12.282269	-2.19%	4,085
2014	12.390833	12.557503	1.35%	4,701
2013	12.116591	12.390833	2.26%	5,089
2012	11.810399	12.116591	2.59%	5,484
2011	11.761574	11.810399	0.42%	0
2010	11.385965	11.761574	3.30%	0
2009	10.699867	11.385965	6.41%	0
2008	11.671609	10.699867	-8.33%	0
2007	11.355298	11.671609	2.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.978374	10.290217	3.13%	0
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.916581	10.346753	4.34%	0
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	16.802074	17.562411	4.53%	24,430
2015	17.281934	16.802074	-2.78%	25,709
2014	16.843303	17.281934	2.60%	41,152
2013	14.804597	16.843303	13.77%	49,963
2012	13.696431	14.804597	8.09%	51,371
2011	14.045357	13.696431	-2.48%	116,432
2010	12.981180	14.045357	8.20%	195,188
2009	11.169797	12.981180	16.22%	200,646
2008	14.908837	11.169797	-25.08%	217,596
2007	14.466587	14.908837	3.06%	208,776
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	19.194070	20.313302	5.83%	0
2015	19.820834	19.194070	-3.16%	0
2014	19.359015	19.820834	2.39%	4,815
2013	16.216236	19.359015	19.38%	24,220
2012	14.613576	16.216236	10.97%	28,288
2011	15.305353	14.613576	-4.52%	25,440
2010	13.904885	15.305353	10.07%	51,823
2009	11.458975	13.904885	21.34%	52,511
2008	17.122021	11.458975	-33.07%	54,507
2007	16.537302	17.122021	3.54%	47,493
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.614842	15.070888	3.12%	0
2015	14.986498	14.614842	-2.48%	0
2014	14.667717	14.986498	2.17%	226
2013	13.607902	14.667717	7.79%	244
2012	12.912340	13.607902	5.39%	25,951
2011	12.968407	12.912340	-0.43%	84,031
2010	12.250643	12.968407	5.86%	93,599
2009	10.962065	12.250643	11.75%	94,896
2008	13.227483	10.962065	-17.13%	111,922
2007	12.810853	13.227483	3.25%	106,044
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.475291	21.647082	0.80%	0
2015	21.001836	21.475291	2.25%	0
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
2012	12.913148	14.916545	15.51%	570
2011	13.575509	12.913148	-4.88%	796
2010	12.824034	13.575509	5.86%	986
2009*	10.000000	12.824034	28.24%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.431481	9.987522	5.90%	0
2015	9.890629	9.431481	-4.64%	0
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	28.816078	33.815950	17.35%	0
2015	30.307927	28.816078	-4.92%	0
2014	28.394294	30.307927	6.74%	0
2013	21.877072	28.394294	29.79%	0
2012	19.091840	21.877072	14.59%	391
2011	20.081365	19.091840	-4.93%	448
2010	16.311332	20.081365	23.11%	423
2009	12.226918	16.311332	33.41%	466
2008	19.728273	12.226918	-38.02%	429
2007	18.804895	19.728273	4.91%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	12.910228	13.683865	5.99%	0
2015	13.628416	12.910228	-5.27%	0
2014	13.448409	13.628416	1.34%	0
2013	13.942977	13.448409	-3.55%	0
2012	12.734088	13.942977	9.49%	138
2011	12.366951	12.734088	2.97%	131
2010	11.463730	12.366951	7.88%	139
2009	9.448066	11.463730	21.33%	142
2008	11.710288	9.448066	-19.32%	159
2007	11.475254	11.710288	2.05%	365
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.716444	9.244724	-4.85%	0
2015	10.026157	9.716444	-3.09%	0
2014	10.418884	10.026157	-3.77%	947
2013	8.821203	10.418884	18.11%	6,090
2012	7.828271	8.821203	12.68%	11,444
2011	8.879061	7.828271	-11.83%	43,966
2010	7.997740	8.879061	11.02%	44,994
2009	6.023605	7.997740	32.77%	74,076
2008*	10.000000	6.023605	-39.76%	65,382

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.723919	13.031356	2.42%	0
2015	13.780267	12.723919	-7.67%	0
2014	15.640019	13.780267	-11.89%	0
2013	13.244704	15.640019	18.09%	0
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
2010	13.771826	14.226616	3.30%	0
2009	10.901052	13.771826	26.33%	0
2008	20.880662	10.901052	-47.79%	0
2007	20.843538	20.880662	0.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.465922	13.398351	-0.50%	0
2015	13.385223	13.465922	0.60%	0
2014	12.457182	13.385223	7.45%	250
2013	9.500417	12.457182	31.12%	5,373
2012	8.386027	9.500417	13.29%	8,316
2011	8.883372	8.386027	-5.60%	25,932
2010	7.893914	8.883372	12.53%	28,143
2009	6.255910	7.893914	26.18%	38,501
2008*	10.000000	6.255910	-37.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.968511	13.549599	13.21%	0
2015	12.705809	11.968511	-5.80%	0
2014	11.814708	12.705809	7.54%	0
2013	8.969491	11.814708	31.72%	0
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
2009	6.244104	7.760798	24.29%	0
2008*	10.000000	6.244104	-37.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.036848	13.488491	3.46%	0
2015	13.410681	13.036848	-2.79%	0
2014	13.254513	13.410681	1.18%	340
2013	9.802758	13.254513	35.21%	4,898
2012	8.765824	9.802758	11.83%	8,567
2011	9.404150	8.765824	-6.79%	26,763
2010	7.622543	9.404150	23.37%	28,637
2009	6.166942	7.622543	23.60%	41,078
2008*	10.000000	6.166942	-38.33%	33,171

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.281478	17.531085	14.72%	0
2015	16.130810	15.281478	-5.27%	0
2014	14.130800	16.130810	14.15%	429
2013	10.676407	14.130800	32.36%	1,936
2012	9.407443	10.676407	13.49%	5,622
2011	9.872439	9.407443	-4.71%	28,042
2010	8.459404	9.872439	16.70%	30,191
2009	6.646660	8.459404	27.27%	37,620
2008*	10.000000	6.646660	-33.53%	55,322
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	19.711684	20.779661	5.42%	0
2015	20.100361	19.711684	-1.93%	0
2014	20.095190	20.100361	0.03%	0
2013	14.310125	20.095190	40.43%	0
2012	12.971963	14.310125	10.32%	0
2011	13.412632	12.971963	-3.29%	0
2010	10.990144	13.412632	22.04%	0
2009	8.857995	10.990144	24.07%	0
2008	16.985489	8.857995	-47.85%	0
2007	15.903523	16.985489	6.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	27.637028	33.867981	22.55%	0
2015	30.232737	27.637028	-8.59%	0
2014	29.028207	30.232737	4.15%	0
2013	21.251152	29.028207	36.60%	606
2012	18.109016	21.251152	17.35%	934
2011	19.633679	18.109016	-7.77%	1,099
2010	15.913342	19.633679	23.38%	1,013
2009	12.961264	15.913342	22.78%	1,069
2008	19.627066	12.961264	-33.96%	960
2007	21.691010	19.627066	-9.52%	712
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	25.500924	30.486414	19.55%	0
2015	26.646467	25.500924	-4.30%	0
2014	27.164786	26.646467	-1.91%	0
2013	19.812405	27.164786	37.11%	0
2012	17.627098	19.812405	12.40%	102
2011	19.182155	17.627098	-8.11%	182
2010	15.733331	19.182155	21.92%	170
2009	11.997722	15.733331	31.14%	176
2008	19.952370	11.997722	-39.87%	2,745
2007	20.075975	19.952370	-0.62%	2,082

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	19.379999	21.016130	8.44%	0
2015	19.736135	19.379999	-1.80%	0
2014	18.093764	19.736135	9.08%	503
2013	14.181484	18.093764	27.59%	2,407
2012	12.770164	14.181484	11.05%	6,333
2011	13.040921	12.770164	-2.08%	31,111
2010	11.806930	13.040921	10.45%	33,399
2009	9.639863	11.806930	22.48%	52,599
2008	16.925444	9.639863	-43.05%	66,827
2007	16.083340	16.925444	5.24%	46,434
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.062398	12.612378	4.56%	0
2015	13.107320	12.062398	-7.97%	0
2014	10.447617	13.107320	25.46%	0
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	0
2009	5.540370	7.053674	27.31%	0
2008*	10.000000	5.540370	-44.60%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.608107	13.701820	8.67%	0
2015	12.804043	12.608107	-1.53%	0
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.482200	9.481006	-0.01%	0
2015	9.753627	9.482200	-2.78%	0
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	2,292
2012	10.089646	10.188609	0.98%	3,993
2011	10.209834	10.089646	-1.18%	3,461
2010	10.218966	10.209834	-0.09%	3,867
2009	9.780247	10.218966	4.49%	3,609
2008*	10.000000	9.780247	-2.20%	223
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.802431	13.917205	17.92%	0
2015	12.719885	11.802431	-7.21%	0
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.040158	12.863370	-1.36%	0
2015	13.910722	13.040158	-6.26%	0
2014	15.525035	13.910722	-10.40%	656
2013	13.251925	15.525035	17.15%	2,573
2012	11.362488	13.251925	16.63%	6,282
2011	13.300288	11.362488	-14.57%	28,619
2010	12.820489	13.300288	3.74%	27,633
2009*	10.000000	12.820489	28.20%	48,094
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.142170	11.630380	-4.21%	0
2015	12.259832	12.142170	-0.96%	0
2014	12.993193	12.259832	-5.64%	0
2013	11.303497	12.993193	14.95%	0
2012	9.780581	11.303497	15.57%	0
2011	11.436199	9.780581	-14.48%	0
2010	9.607901	11.436199	19.03%	0
2009	7.322224	9.607901	31.22%	0
2008	14.014529	7.322224	-47.75%	108
2007	13.921166	14.014529	0.67%	34,772
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	26.201874	26.625459	1.62%	0
2015	26.595450	26.201874	-1.48%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.087912	8.973957	-1.25%	0
2015	9.299090	9.087912	-2.27%	0
2014	9.474844	9.299090	-1.85%	0
2013	9.653269	9.474844	-1.85%	1,839
2012	9.460660	9.653269	2.04%	9,316
2011	9.669694	9.460660	-2.16%	40,731
2010	9.414950	9.669694	2.71%	44,219
2009	8.516376	9.414950	10.55%	62,310
2008	10.084556	8.516376	-15.55%	107,110
2007	9.868330	10.084556	2.19%	98,041
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	21.284603	22.812391	7.18%	0
2015	21.920812	21.284603	-2.90%	0
2014	20.357798	21.920812	7.68%	0
2013	15.165902	20.357798	34.23%	0
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
2010	12.363271	14.817127	19.85%	0
2009	9.643260	12.363271	28.21%	0
2008	16.325115	9.643260	-40.93%	0
2007	15.553233	16.325115	4.96%	58,644

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	26.910489	26.211687	-2.60%	0
2015	26.609221	26.910489	1.13%	0
2014	26.728050	26.609221	-0.44%	0
2013	21.575524	26.728050	23.88%	0
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
2010	18.156435	20.493329	12.87%	0
2009	13.356205	18.156435	35.94%	0
2008	22.947137	13.356205	-41.80%	0
2007	22.177973	22.947137	3.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.363446	9.706966	3.67%	0
2015	9.843950	9.363446	-4.88%	0
2014	9.845876	9.843950	-0.02%	0
2013	10.130354	9.845876	-2.81%	0
2012*	10.000000	10.130354	1.30%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	21.075648	22.883793	8.58%	0
2015	20.953972	21.075648	0.58%	0
2014	19.456613	20.953972	7.70%	472
2013	15.174360	19.456613	28.22%	2,262
2012	13.340525	15.174360	13.75%	5,817
2011	13.718026	13.340525	-2.75%	29,497
2010	12.140898	13.718026	12.99%	32,185
2009	9.723776	12.140898	24.86%	44,498
2008	16.242194	9.723776	-40.13%	58,888
2007	15.988600	16.242194	1.59%	46,132
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	29.094949	33.400303	14.80%	0
2015	31.761287	29.094949	-8.39%	0
2014	29.160427	31.761287	8.92%	0
2013	21.256961	29.160427	37.18%	0
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	0
2010	16.200094	19.447255	20.04%	43
2009	12.132345	16.200094	33.53%	45
2008	20.062157	12.132345	-39.53%	13,463
2007	20.859269	20.062157	-3.82%	9,207

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.936765	9.843573	10.15%	0
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.557969	9.452012	10.45%	0
2015	8.985441	8.557969	-4.76%	0
2014	9.083527	8.985441	-1.08%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.088938	10.128199	0.39%	0
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.595351	10.471356	-1.17%	0
2015	10.838833	10.595351	-2.25%	0
2014	11.028531	10.838833	-1.72%	388
2013	11.331841	11.028531	-2.68%	1,651
2012	10.985525	11.331841	3.15%	3,779
2011	11.148319	10.985525	-1.46%	15,336
2010	10.864884	11.148319	2.61%	17,502
2009*	10.000000	10.864884	8.65%	24,431
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.035758	0.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.075704	10.083472	0.08%	0
2015	10.294216	10.075704	-2.12%	0
2014	10.130569	10.294216	1.62%	0
2013	10.602684	10.130569	-4.45%	0
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	16.601050	18.627578	12.21%	0
2015	18.403462	16.601050	-9.79%	0
2014	17.037097	18.403462	8.02%	0
2013	12.872244	17.037097	32.36%	0
2012	11.076524	12.872244	16.21%	0
2011	11.906838	11.076524	-6.97%	0
2010	10.671349	11.906838	11.58%	0
2009	8.427091	10.671349	26.63%	0
2008	14.092627	8.427091	-40.20%	0
2007	15.377247	14.092627	-8.35%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.286075	2.86%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	15.695329	14.936138	-4.84%	0
2015	16.067069	15.695329	-2.31%	0
2014	17.668213	16.067069	-9.06%	0
2013	14.141941	17.668213	24.93%	0
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
2010	13.672627	14.675213	7.33%	0
2009	11.245851	13.672627	21.58%	0
2008	20.569506	11.245851	-45.33%	0
2007	19.460698	20.569506	5.70%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.690427	25.861024	-12.90%	0
2015	27.061434	29.690427	9.71%	0
2014	21.139924	27.061434	28.01%	0
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.335903	7.480919	40.20%	0
2015	8.219320	5.335903	-35.08%	0
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.241990	7.334061	39.91%	0
2015	8.096473	5.241990	-35.26%	0
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	17.274038	17.508445	1.36%	0
2015	18.277087	17.274038	-5.49%	0
2014	17.001990	18.277087	7.50%	0
2013	13.013493	17.001990	30.65%	0
2012	11.473317	13.013493	13.42%	0
2011	12.622743	11.473317	-9.11%	0
2010	11.517749	12.622743	9.59%	0
2009	9.292375	11.517749	23.95%	0
2008	15.331964	9.292375	-39.39%	0
2007	14.296311	15.331964	7.24%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	15.688897	16.479638	5.04%	0
2015	15.884538	15.688897	-1.23%	0
2014	13.792695	15.884538	15.17%	0
2013	11.818861	13.792695	16.70%	0
2012	10.719173	11.818861	10.26%	0
2011	10.318572	10.719173	3.88%	0
2010	9.336712	10.318572	10.52%	0
2009	8.290001	9.336712	12.63%	0
2008	11.989016	8.290001	-30.85%	0
2007	11.424010	11.989016	4.95%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.557204	18.197659	-1.94%	0
2015	18.771024	18.557204	-1.14%	0
2014	18.526552	18.771024	1.32%	0
2013	13.576909	18.526552	36.46%	0
2012	11.561233	13.576909	17.43%	0
2011	12.546270	11.561233	-7.85%	0
2010*	10.000000	12.546270	25.46%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	20.088607	21.115969	5.11%	0
2015	21.204482	20.088607	-5.26%	0
2014	22.153176	21.204482	-4.28%	0
2013	15.116155	22.153176	46.55%	0
2012	14.365998	15.116155	5.22%	0
2011	15.435678	14.365998	-6.93%	0
2010	12.481372	15.435678	23.67%	0
2009	8.382156	12.481372	48.90%	0
2008	14.669980	8.382156	-42.86%	0
2007	13.215323	14.669980	11.01%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.747127	10.831928	0.79%	0
2015	11.167910	10.747127	-3.77%	0
2014	10.991850	11.167910	1.60%	0
2013	10.071761	10.991850	9.14%	0
2012*	10.000000	10.071761	0.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	21.321701	23.091698	8.30%	0
2015	21.560805	21.321701	-1.11%	0
2014	20.233838	21.560805	6.56%	0
2013	15.418638	20.233838	31.23%	0
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
2010	11.858632	13.042218	9.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	28.269251	34.398512	21.68%	0
2015	30.744896	28.269251	-8.05%	0
2014	28.943932	30.744896	6.22%	0
2013	21.568341	28.943932	34.20%	0
2012	18.673764	21.568341	15.50%	0
2011	20.958881	18.673764	-10.90%	0
2010	16.980652	20.958881	23.43%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.459483	11.664008	1.78%	0
2015	12.050803	11.459483	-4.91%	0
2014	11.964989	12.050803	0.72%	0
2013	13.408846	11.964989	-10.77%	0
2012	12.807549	13.408846	4.69%	0
2011	11.754386	12.807549	8.96%	0
2010	11.468616	11.754386	2.49%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	19.863093	21.924448	10.38%	0
2015	21.661088	19.863093	-8.30%	0
2014	19.777557	21.661088	9.52%	0
2013	14.971840	19.777557	32.10%	0
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
2010	12.050436	13.377954	11.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	20.217260	24.191736	19.66%	0
2015	21.068494	20.217260	-4.04%	0
2014	18.589880	21.068494	13.33%	0
2013	14.677656	18.589880	26.65%	0
2012	12.952956	14.677656	13.32%	0
2011	13.397363	12.952956	-3.32%	0
2010	11.549002	13.397363	16.00%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.687838	10.963348	13.17%	0
2015*	10.000000	9.687838	-3.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.813344	13.981457	1.22%	0
2015	14.310852	13.813344	-3.48%	0
2014	14.399589	14.310852	-0.62%	0
2013	12.907941	14.399589	11.56%	0
2012	12.039719	12.907941	7.21%	0
2011	12.814249	12.039719	-6.04%	0
2010	11.973852	12.814249	7.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.145218	10.060292	10.01%	0
2015*	10.000000	9.145218	-8.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.715661	9.706381	-0.10%	0
2015*	10.000000	9.715661	-2.84%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.396586	14.566951	27.82%	0
2015	12.496433	11.396586	-8.80%	0
2014	12.135084	12.496433	2.98%	0
2013*	10.000000	12.135084	21.35%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.265863	11.531665	12.33%	0
2015	10.800903	10.265863	-4.95%	0
2014*	10.000000	10.800903	8.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	28.902912	35.433065	22.59%	0
2015	30.351154	28.902912	-4.77%	0
2014	29.612795	30.351154	2.49%	0
2013	21.583752	29.612795	37.20%	0
2012	19.127417	21.583752	12.84%	0
2011	19.507113	19.127417	-1.95%	0
2010	15.900235	19.507113	22.68%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	21.627325	23.500901	8.66%	0
2015	21.990908	21.627325	-1.65%	0
2014	19.941540	21.990908	10.28%	0
2013	15.529047	19.941540	28.41%	0
2012	13.793651	15.529047	12.58%	0
2011	13.921012	13.793651	-0.91%	0
2010	12.465567	13.921012	11.68%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	18.827496	19.759527	4.95%	0
2015	19.848944	18.827496	-5.15%	0
2014	18.880167	19.848944	5.13%	0
2013	16.026437	18.880167	17.81%	0
2012	14.925244	16.026437	7.38%	0
2011	14.076841	14.925244	6.03%	0
2010	12.549459	14.076841	12.17%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	16.799817	19.131256	13.88%	0
2015	17.676486	16.799817	-4.96%	0
2014	17.893349	17.676486	-1.21%	0
2013	12.381519	17.893349	44.52%	0
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
2010	9.882031	12.604493	27.55%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.455965	10.045026	6.23%	0
2015	9.795618	9.455965	-3.47%	0
2014	9.989620	9.795618	-1.94%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	13.146788	12.244624	-6.86%	0
2015	14.411237	13.146788	-8.77%	0
2014	14.980137	14.411237	-3.80%	0
2013	13.231944	14.980137	13.21%	0
2012	12.335218	13.231944	7.27%	0
2011	13.388425	12.335218	-7.87%	0
2010	12.150897	13.388425	10.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	11.909794	12.023003	0.95%	0
2015	12.269095	11.909794	-2.93%	0
2014	12.156628	12.269095	0.93%	0
2013	12.375475	12.156628	-1.77%	0
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	0
2010	11.046507	11.662428	5.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.326036	13.673410	2.61%	0
2015	13.740644	13.326036	-3.02%	0
2014	13.523482	13.740644	1.61%	0
2013	12.253193	13.523482	10.37%	0
2012	11.263455	12.253193	8.79%	0
2011	11.601197	11.263455	-2.91%	0
2010	10.572120	11.601197	9.73%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.826793	14.264402	3.16%	0
2015	14.246754	13.826793	-2.95%	0
2014	13.970097	14.246754	1.98%	0
2013	12.390893	13.970097	12.74%	0
2012	11.240172	12.390893	10.24%	0
2011	11.672702	11.240172	-3.71%	0
2010	10.471363	11.672702	11.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.418463	14.955090	3.72%	0
2015	14.866958	14.418463	-3.02%	0
2014	14.557664	14.866958	2.12%	0
2013	12.297963	14.557664	18.37%	0
2012	10.951401	12.297963	12.30%	0
2011	11.558661	10.951401	-5.25%	0
2010	10.229315	11.558661	13.00%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.351244	3.51%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.969595	15.581654	30.18%	0
2015	15.491530	11.969595	-22.73%	0
2014	18.214517	15.491530	-14.95%	0
2013	15.047983	18.214517	21.04%	0
2012	14.737071	15.047983	2.11%	0
2011	15.943269	14.737071	-7.57%	0
2010	13.722835	15.943269	16.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	19.096009	21.917420	14.77%	0
2015	20.452594	19.096009	-6.63%	0
2014	19.337295	20.452594	5.77%	0
2013	15.515337	19.337295	24.63%	0
2012	13.595344	15.515337	14.12%	0
2011	13.852541	13.595344	-1.86%	0
2010	12.363198	13.852541	12.05%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.171500	11.72%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	22.933839	22.485003	-1.96%	0
2015	22.002728	22.933839	4.23%	0
2014	20.328141	22.002728	8.24%	0
2013	15.330140	20.328141	32.60%	0
2012	13.744491	15.330140	11.54%	0
2011	14.100764	13.744491	-2.53%	0
2010	11.675868	14.100764	20.77%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.051911	12.277646	1.87%	0
2015	12.466894	12.051911	-3.33%	0
2014	12.106430	12.466894	2.98%	0
2013	12.679058	12.106430	-4.52%	0
2012	12.314867	12.679058	2.96%	0
2011	11.799598	12.314867	4.37%	0
2010	11.252743	11.799598	4.86%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	31.412027	34.280833	9.13%	0
2015	32.751025	31.412027	-4.09%	0
2014	31.680036	32.751025	3.38%	0
2013	23.913984	31.680036	32.47%	0
2012	21.410647	23.913984	11.69%	0
2011	24.632020	21.410647	-13.08%	0
2010	19.648928	24.632020	25.36%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	19.658786	18.158741	-7.63%	0
2015	19.519505	19.658786	0.71%	0
2014	21.831494	19.519505	-10.59%	0
2013	17.201717	21.831494	26.91%	0
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
2010	16.530793	18.185744	10.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	26.047195	27.752622	6.55%	0
2015	27.595615	26.047195	-5.61%	0
2014	26.572554	27.595615	3.85%	0
2013	20.934592	26.572554	26.93%	0
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	0
2010	15.467706	19.053535	23.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.672122	11.777646	10.36%	0
2015	11.670996	10.672122	-8.56%	0
2014	11.638805	11.670996	0.28%	0
2013	9.644519	11.638805	20.68%	0
2012	8.577245	9.644519	12.44%	0
2011	8.934515	8.577245	-4.00%	0
2010	8.311226	8.934515	7.50%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.512181	13.911195	11.18%	0
2015	13.807088	12.512181	-9.38%	0
2014	13.536324	13.807088	2.00%	0
2013	12.184620	13.536324	11.09%	0
2012	11.094086	12.184620	9.83%	0
2011	11.112954	11.094086	-0.17%	0
2010	10.115771	11.112954	9.86%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	20.985158	23.744626	13.15%	0
2015	22.338182	20.985158	-6.06%	0
2014	21.072758	22.338182	6.01%	0
2013	16.665089	21.072758	26.45%	0
2012	15.267189	16.665089	9.16%	0
2011	14.771633	15.267189	3.35%	0
2010	12.557646	14.771633	17.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	25.968224	32.964863	26.94%	0
2015	28.758665	25.968224	-9.70%	0
2014	29.328807	28.758665	-1.94%	0
2013	22.079249	29.328807	32.83%	0
2012	19.129175	22.079249	15.42%	0
2011	20.385305	19.129175	-6.16%	0
2010	16.305646	20.385305	25.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.266503	8.321240	14.52%	0
2015	9.270310	7.266503	-21.62%	0
2014*	10.000000	9.270310	-7.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	17.627491	18.421273	4.50%	0
2015	19.335079	17.627491	-8.83%	0
2014	22.315196	19.335079	-13.35%	0
2013	18.611795	22.315196	19.90%	0
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
2010	17.531241	18.530298	5.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.962023	8.995368	0.37%	0
2015	9.605373	8.962023	-6.70%	0
2014	9.674338	9.605373	-0.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.449065	10.630498	1.74%	0
2015	11.378984	10.449065	-8.17%	0
2014	11.227769	11.378984	1.35%	0
2013	10.139934	11.227769	10.73%	0
2012*	10.000000	10.139934	1.40%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.958705	9.663447	-2.96%	0
2015	10.028643	9.958705	-0.70%	0
2014	9.827835	10.028643	2.04%	0
2013*	10.000000	9.827835	-1.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.044515	13.970557	-0.53%	0
2015	13.751449	14.044515	2.13%	0
2014	13.038951	13.751449	5.46%	0
2013	9.566186	13.038951	36.30%	0
2012*	10.000000	9.566186	-4.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.727343	12.940115	10.34%	0
2015	12.566009	11.727343	-6.67%	0
2014	12.372372	12.566009	1.57%	0
2013	9.877819	12.372372	25.25%	0
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.308774	13.051204	-1.94%	0
2015	13.509326	13.308774	-1.48%	0
2014	12.866148	13.509326	5.00%	0
2013	9.659978	12.866148	33.19%	0
2012*	10.000000	9.659978	-3.40%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.197400	12.537842	-5.00%	0
2015	14.768595	13.197400	-10.64%	0
2014	15.989286	14.768595	-7.63%	0
2013	13.105433	15.989286	22.01%	0
2012	11.279287	13.105433	16.19%	0
2011	12.466316	11.279287	-9.52%	0
2010	11.765065	12.466316	5.96%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.467729	11.858976	13.29%	0
2015	11.483165	10.467729	-8.84%	0
2014	11.557449	11.483165	-0.64%	0
2013	10.727408	11.557449	7.74%	0
2012*	10.000000	10.727408	7.27%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.223560	12.647689	3.47%	0
2015	13.306171	12.223560	-8.14%	0
2014	12.651736	13.306171	5.17%	0
2013	9.986286	12.651736	26.69%	0
2012*	10.000000	9.986286	-0.14%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	20.419841	20.771592	1.72%	0
2015	20.857823	20.419841	-2.10%	0
2014	19.764350	20.857823	5.53%	0
2013	16.920278	19.764350	16.81%	0
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
2010	14.693399	15.489489	5.42%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.706378	9.674657	-0.33%	0
2015*	10.000000	9.706378	-2.94%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	28.625835	28.454294	-0.60%	0
2015	26.228760	28.625835	9.14%	0
2014	24.801163	26.228760	5.76%	0
2013	19.434305	24.801163	27.62%	0
2012	16.093866	19.434305	20.76%	0
2011	17.737010	16.093866	-9.26%	0
2010	17.084557	17.737010	3.82%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.184480	15.746718	11.01%	0
2015	13.902337	14.184480	2.03%	0
2014	13.039843	13.902337	6.61%	0
2013	9.878053	13.039843	32.01%	0
2012*	10.000000	9.878053	-1.22%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	23.226623	21.128300	-9.03%	0
2015	26.122582	23.226623	-11.09%	0
2014	30.481556	26.122582	-14.30%	0
2013	27.356065	30.481556	11.43%	0
2012	24.791605	27.356065	10.34%	0
2011	37.579416	24.791605	-34.03%	0
2010	30.829112	37.579416	21.90%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.074978	8.332214	17.77%	0
2015	9.077106	7.074978	-22.06%	0
2014	9.762653	9.077106	-7.02%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.893967	-1.06%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.020009	12.751594	6.09%	0
2015	12.598607	12.020009	-4.59%	0
2014	13.968661	12.598607	-9.81%	0
2013	10.144957	13.968661	37.69%	0
2012*	10.000000	10.144957	1.45%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	23.776352	26.377383	10.94%	0
2015	24.615944	23.776352	-3.41%	0
2014	22.909743	24.615944	7.45%	0
2013	17.328545	22.909743	32.21%	0
2012	15.337860	17.328545	12.98%	0
2011	15.804055	15.337860	-2.95%	0
2010	14.574296	15.804055	8.44%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.682254	14.866175	1.25%	0
2015	14.163525	14.682254	3.66%	0
2014	14.363990	14.163525	-1.40%	0
2013	11.542372	14.363990	24.45%	0
2012	10.212065	11.542372	13.03%	0
2011	10.662943	10.212065	-4.23%	0
2010*	10.000000	10.662943	6.63%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.648510	9.957551	3.20%	0
2015*	10.000000	9.648510	-3.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.161719	11.521225	3.22%	0
2015	11.544003	11.161719	-3.31%	0
2014	11.007225	11.544003	4.88%	0
2013	11.355360	11.007225	-3.07%	0
2012	10.666644	11.355360	6.46%	0
2011	10.378571	10.666644	2.78%	0
2010	9.961433	10.378571	4.19%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	18.984406	20.469749	7.82%	0
2015	19.702861	18.984406	-3.65%	0
2014	19.640413	19.702861	0.32%	0
2013	22.077337	19.640413	-11.04%	0
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
2010	17.227155	18.432890	7.00%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.158749	9.146086	12.10%	0
2015*	10.000000	8.158749	-18.41%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.466734	15.658316	8.24%	0
2015	15.983331	14.466734	-9.49%	0
2014	16.738741	15.983331	-4.51%	0
2013	13.013691	16.738741	28.62%	0
2012	10.885169	13.013691	19.55%	0
2011	11.266329	10.885169	-3.38%	0
2010*	10.000000	11.266329	12.66%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.606813	22.982269	17.22%	0
2015	21.044406	19.606813	-6.83%	0
2014	19.109671	21.044406	10.12%	0
2013	14.884970	19.109671	28.38%	0
2012	13.340409	14.884970	11.58%	0
2011	13.615544	13.340409	-2.02%	0
2010	12.341337	13.615544	10.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.000970	13.817731	6.28%	0
2015	13.204394	13.000970	-1.54%	0
2014	12.899241	13.204394	2.37%	1,164
2013	10.731138	12.899241	20.20%	1,147
2012	9.511961	10.731138	12.82%	1,203
2011	9.665526	9.511961	-1.59%	1,234
2010	8.849704	9.665526	9.22%	1,253
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.308090	10.317483	0.09%	0
2015	10.596899	10.308090	-2.73%	0
2014	10.353172	10.596899	2.35%	1,389
2013	10.899178	10.353172	-5.01%	1,344
2012	10.650364	10.899178	2.34%	1,159
2011	10.331310	10.650364	3.09%	1,097
2010	9.997294	10.331310	3.34%	1,077
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.507823	14.172618	-2.31%	0
2015	13.966038	14.507823	3.88%	0
2014	14.065971	13.966038	-0.71%	0
2013	11.214478	14.065971	25.43%	0
2012	9.421701	11.214478	19.03%	0
2011	10.654789	9.421701	-11.57%	0
2010	9.818240	10.654789	8.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.858228	14.737531	6.34%	0
2015	13.355219	13.858228	3.77%	0
2014	12.675184	13.355219	5.37%	0
2013	10.030063	12.675184	26.37%	0
2012	8.762893	10.030063	14.46%	0
2011	9.429200	8.762893	-7.07%	0
2010	8.182153	9.429200	15.24%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.098012	13.104335	8.32%	0
2015	12.274867	12.098012	-1.44%	0
2014	11.421466	12.274867	7.47%	1,317
2013	8.809726	11.421466	29.65%	1,375
2012	7.719034	8.809726	14.13%	1,513
2011	8.097596	7.719034	-4.67%	1,558
2010	7.483718	8.097596	8.20%	1,556
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	20.145231	23.094961	14.64%	0
2015	22.101976	20.145231	-8.85%	0
2014	20.811057	22.101976	6.20%	0
2013	15.775562	20.811057	31.92%	0
2012	13.692860	15.775562	15.21%	0
2011	14.410687	13.692860	-4.98%	0
2010	12.802463	14.410687	12.56%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.225806	9.263395	0.41%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.678491	11.597965	8.61%	0
2015	11.309624	10.678491	-5.58%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.517894	11.155014	6.06%	0
2015	10.981057	10.517894	-4.22%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	16.977681	18.897962	11.31%	0
2015	17.879271	16.977681	-5.04%	0
2014	17.881671	17.879271	-0.01%	0
2013	17.128748	17.881671	4.40%	0
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0
2010	13.732298	15.150377	10.33%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.685965	12.937887	10.71%	0
2015	12.130330	11.685965	-3.66%	0
2014	11.675551	12.130330	3.90%	0
2013	8.342841	11.675551	39.95%	0
2012	7.324197	8.342841	13.91%	0
2011	8.502760	7.324197	-13.86%	0
2010	7.557804	8.502760	12.50%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.554065	14.552164	7.36%	0
2015	13.960032	13.554065	-2.91%	0
2014	12.956290	13.960032	7.75%	0
2013	9.590812	12.956290	35.09%	0
2012	8.831945	9.590812	8.59%	0
2011	9.363752	8.831945	-5.68%	0
2010	7.772340	9.363752	20.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.338062	11.980036	5.66%	0
2015	11.836426	11.338062	-4.21%	0
2014	11.617517	11.836426	1.88%	0
2013	9.202721	11.617517	26.24%	0
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
2010	7.942580	8.902370	12.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.283495	11.674224	3.46%	0
2015	11.696766	11.283495	-3.53%	0
2014	11.502378	11.696766	1.69%	0
2013	10.289133	11.502378	11.79%	0
2012	9.502523	10.289133	8.28%	0
2011	9.878523	9.502523	-3.81%	0
2010	9.176761	9.878523	7.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.467688	12.000486	4.65%	0
2015	11.920158	11.467688	-3.80%	0
2014	11.677279	11.920158	2.08%	0
2013	9.877955	11.677279	18.22%	0
2012	8.915500	9.877955	10.80%	0
2011	9.470157	8.915500	-5.86%	0
2010	8.642146	9.470157	9.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.672705	10.886668	2.00%	0
2015	11.027303	10.672705	-3.22%	0
2014	10.944875	11.027303	0.75%	0
2013	10.697805	10.944875	2.31%	0
2012	10.207364	10.697805	4.80%	0
2011	10.322807	10.207364	-1.12%	0
2010	9.913270	10.322807	4.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.989991	10.282202	2.93%	0
2015	10.705903	9.989991	-6.69%	0
2014	10.737735	10.705903	-0.30%	0
2013*	10.000000	10.737735	7.38%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.933612	10.287690	3.56%	0
2015	10.710696	9.933612	-7.26%	0
2014	10.875137	10.710696	-1.51%	0
2013*	10.000000	10.875137	8.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.402270	11.867261	4.08%	0
2015	11.820663	11.402270	-3.54%	0
2014	11.593913	11.820663	1.96%	0
2013	10.093929	11.593913	14.86%	0
2012	9.213622	10.093929	9.55%	0
2011	9.675057	9.213622	-4.77%	0
2010	8.909883	9.675057	8.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.384896	11.943788	4.91%	0
2015	11.855610	11.384896	-3.97%	0
2014	11.629124	11.855610	1.95%	0
2013	9.597286	11.629124	21.17%	0
2012	8.590871	9.597286	11.71%	0
2011	9.242498	8.590871	-7.05%	0
2010	8.365741	9.242498	10.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.121874	11.495030	3.36%	0
2015	11.529894	11.121874	-3.54%	0
2014	11.361727	11.529894	1.48%	0
2013	10.475689	11.361727	8.46%	6,613
2012	9.764236	10.475689	7.29%	6,613
2011	10.041190	9.764236	-2.76%	6,613
2010	9.445292	10.041190	6.31%	6,613
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.988310	11.250645	2.39%	0
2015	11.370197	10.988310	-3.36%	0
2014	11.140479	11.370197	2.06%	0
2013	11.674675	11.140479	-4.58%	0
2012	11.141081	11.674675	4.79%	0
2011	10.754996	11.141081	3.59%	0
2010	10.330511	10.754996	4.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.951147	12.041924	0.76%	0
2015	12.321334	11.951147	-3.00%	0
2014	12.049072	12.321334	2.26%	0
2013	12.616537	12.049072	-4.50%	0
2012	12.080918	12.616537	4.43%	0
2011	11.683262	12.080918	3.40%	0
2010	11.083449	11.683262	5.41%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	21.999811	23.055659	4.80%	0
2015	26.937085	21.999811	-18.33%	0
2014	29.307446	26.937085	-8.09%	0
2013	29.930630	29.307446	-2.08%	0
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
2010	30.765544	34.770569	13.02%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.162558	10.964983	-1.77%	0
2015	11.461267	11.162558	-2.61%	0
2014	11.241496	11.461267	1.95%	0
2013	12.017135	11.241496	-6.45%	0
2012	11.960441	12.017135	0.47%	0
2011	11.436494	11.960441	4.58%	0
2010	11.194417	11.436494	2.16%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.392825	8.184195	-2.49%	0
2015	8.608023	8.392825	-2.50%	0
2014	8.828741	8.608023	-2.50%	0
2013	9.055116	8.828741	-2.50%	0
2012	9.287938	9.055116	-2.51%	0
2011	9.525417	9.287938	-2.49%	0
2010	9.769647	9.525417	-2.50%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.772712	7.626951	-1.88%	0
2015	8.237384	7.772712	-5.64%	0
2014	8.509884	8.237384	-3.20%	0
2013	7.424130	8.509884	14.62%	0
2012	6.608646	7.424130	12.34%	0
2011	7.530917	6.608646	-12.25%	0
2010	6.835062	7.530917	10.18%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.510514	8.341729	-1.98%	0
2015	8.851734	8.510514	-3.85%	0
2014	9.677590	8.851734	-8.53%	0
2013	8.202236	9.677590	17.99%	0
2012	7.116882	8.202236	15.25%	0
2011	8.375321	7.116882	-15.03%	0
2010	7.998165	8.375321	4.72%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	20.768510	22.168070	6.74%	0
2015	21.515841	20.768510	-3.47%	0
2014	21.019637	21.515841	2.36%	0
2013	16.942064	21.019637	24.07%	0
2012	14.993060	16.942064	13.00%	0
2011	16.006045	14.993060	-6.33%	0
2010	14.321095	16.006045	11.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.109894	14.625255	3.65%	0
2015	14.496884	14.109894	-2.67%	0
2014	14.216725	14.496884	1.97%	0
2013	12.855477	14.216725	10.59%	0
2012	12.054444	12.855477	6.65%	0
2011	12.254428	12.054444	-1.63%	0
2010	11.445199	12.254428	7.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.060377	16.871973	5.05%	0
2015	16.560295	16.060377	-3.02%	0
2014	16.143528	16.560295	2.58%	0
2013	13.856133	16.143528	16.51%	0
2012	12.661231	13.856133	9.44%	0
2011	13.107855	12.661231	-3.41%	0
2010	12.000060	13.107855	9.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.201448	12.404515	1.66%	0
2015	12.481271	12.201448	-2.24%	0
2014	12.321941	12.481271	1.29%	0
2013	12.055398	12.321941	2.21%	0
2012	11.756798	12.055398	2.54%	0
2011	11.714186	11.756798	0.36%	0
2010	11.345903	11.714186	3.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.964735	10.270896	3.07%	0
2015	10.562637	9.964735	-5.66%	0
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.903024	10.327318	4.28%	0
2015	10.575241	9.903024	-6.36%	0
2014	10.661579	10.575241	-0.81%	0
2013*	10.000000	10.661579	6.62%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	16.691539	17.437962	4.47%	0
2015	17.177048	16.691539	-2.83%	0
2014	16.749660	17.177048	2.55%	0
2013	14.729835	16.749660	13.71%	0
2012	13.634269	14.729835	8.04%	0
2011	13.988764	13.634269	-2.53%	0
2010	12.935490	13.988764	8.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	19.067781	20.169345	5.78%	0
2015	19.700520	19.067781	-3.21%	0
2014	19.251370	19.700520	2.33%	0
2013	16.134332	19.251370	19.32%	0
2012	14.547240	16.134332	10.91%	0
2011	15.243674	14.547240	-4.57%	0
2010	13.855936	15.243674	10.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.518679	14.964079	3.07%	0
2015	14.895523	14.518679	-2.53%	0
2014	14.586151	14.895523	2.12%	0
2013	13.539173	14.586151	7.73%	4,797
2012	12.853743	13.539173	5.33%	4,797
2011	12.916159	12.853743	-0.48%	4,797
2010	12.207537	12.916159	5.80%	4,797
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.402034	21.562217	0.75%	0
2015	20.940925	21.402034	2.20%	0
2014	19.783916	20.940925	5.85%	0
2013	14.888534	19.783916	32.88%	0
2012	12.895523	14.888534	15.46%	0
2011	13.563910	12.895523	-4.93%	0
2010	12.819648	13.563910	5.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.424385	9.974912	5.84%	0
2015	9.888263	9.424385	-4.69%	0
2014*	10.000000	9.888263	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.845167	10.564043	7.30%	0
2015	10.083370	9.845167	-2.36%	0
2014*	10.000000	10.083370	0.83%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	28.626532	33.576370	17.29%	0
2015	30.124019	28.626532	-4.97%	0
2014	28.236471	30.124019	6.68%	0
2013	21.766621	28.236471	29.72%	0
2012	19.005213	21.766621	14.53%	0
2011	20.000475	19.005213	-4.98%	0
2010	16.253949	20.000475	23.05%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	12.825357	13.586966	5.94%	0
2015	13.545777	12.825357	-5.32%	0
2014	13.373714	13.545777	1.29%	0
2013	13.872647	13.373714	-3.60%	0
2012	12.676358	13.872647	9.44%	0
2011	12.317183	12.676358	2.92%	0
2010	11.423440	12.317183	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.678310	9.203737	-4.90%	0
2015	9.991930	9.678310	-3.14%	0
2014	10.388637	9.991930	-3.82%	0
2013	8.800096	10.388637	18.05%	0
2012	7.813553	8.800096	12.63%	0
2011	8.866906	7.813553	-11.88%	0
2010	7.990895	8.866906	10.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.641550	12.940374	2.36%	0
2015	13.698084	12.641550	-7.71%	0
2014	15.554720	13.698084	-11.94%	0
2013	13.179210	15.554720	18.02%	0
2012	11.549018	13.179210	14.12%	0
2011	14.170809	11.549018	-18.50%	0
2010	13.724830	14.170809	3.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.413092	13.338967	-0.55%	0
2015	13.339555	13.413092	0.55%	0
2014	12.421055	13.339555	7.39%	0
2013	9.477717	12.421055	31.06%	0
2012	8.370289	9.477717	13.23%	0
2011	8.871228	8.370289	-5.65%	0
2010	7.887171	8.871228	12.48%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.921537	13.489527	13.15%	0
2015	12.662431	11.921537	-5.85%	0
2014	11.780417	12.662431	7.49%	0
2013	8.948032	11.780417	31.65%	0
2012	7.804974	8.948032	14.65%	0
2011	8.524077	7.804974	-8.44%	0
2010	7.754152	8.524077	9.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.985674	13.428674	3.41%	0
2015	13.364901	12.985674	-2.84%	0
2014	13.216041	13.364901	1.13%	0
2013	9.779309	13.216041	35.14%	0
2012	8.749358	9.779309	11.77%	0
2011	9.391284	8.749358	-6.84%	0
2010	7.616007	9.391284	23.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.221537	17.453402	14.66%	0
2015	16.075781	15.221537	-5.31%	0
2014	14.089820	16.075781	14.10%	0
2013	10.650900	14.089820	32.29%	0
2012	9.389800	10.650900	13.43%	0
2011	9.858964	9.389800	-4.76%	0
2010	8.452178	9.858964	16.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	19.582007	20.632406	5.36%	0
2015	19.978369	19.582007	-1.98%	0
2014	19.983455	19.978369	-0.03%	0
2013	14.237843	19.983455	40.35%	0
2012	12.913076	14.237843	10.26%	0
2011	13.358576	12.913076	-3.33%	0
2010	10.951449	13.358576	21.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	27.455235	33.628005	22.48%	0
2015	30.049288	27.455235	-8.63%	0
2014	28.866883	30.049288	4.10%	0
2013	21.143882	28.866883	36.53%	0
2012	18.026866	21.143882	17.29%	0
2011	19.554618	18.026866	-7.81%	0
2010	15.857367	19.554618	23.32%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	25.333159	30.270369	19.49%	0
2015	26.484758	25.333159	-4.35%	0
2014	27.013767	26.484758	-1.96%	0
2013	19.712347	27.013767	37.04%	0
2012	17.547095	19.712347	12.34%	0
2011	19.104866	17.547095	-8.15%	0
2010	15.677960	19.104866	21.86%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	19.252521	20.867221	8.39%	0
2015	19.616372	19.252521	-1.85%	0
2014	17.993196	19.616372	9.02%	0
2013	14.109883	17.993196	27.52%	0
2012	12.712220	14.109883	10.99%	0
2011	12.988392	12.712220	-2.13%	0
2010	11.765387	12.988392	10.39%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.015044	12.556448	4.51%	0
2015	13.062566	12.015044	-8.02%	0
2014	10.417275	13.062566	25.39%	0
2013	10.403485	10.417275	0.13%	0
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	0
2010	7.047616	8.920861	26.58%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.590870	13.676096	8.62%	0
2015	12.793095	12.590870	-1.58%	0
2014	11.603655	12.793095	10.25%	0
2013*	10.000000	11.603655	16.04%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.445015	9.439014	-0.06%	0
2015	9.720355	9.445015	-2.83%	0
2014	9.920601	9.720355	-2.02%	0
2013	10.164262	9.920601	-2.40%	0
2012	10.070717	10.164262	0.93%	0
2011	10.195882	10.070717	-1.23%	0
2010	10.210230	10.195882	-0.14%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.786304	13.891091	17.86%	0
2015	12.709035	11.786304	-7.26%	0
2014	12.467470	12.709035	1.94%	0
2013*	10.000000	12.467470	24.67%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.995651	12.812909	-1.41%	0
2015	13.870366	12.995651	-6.31%	0
2014	15.487943	13.870366	-10.44%	0
2013	13.227042	15.487943	17.09%	0
2012	11.346978	13.227042	16.57%	0
2011	13.288936	11.346978	-14.61%	0
2010	12.816111	13.288936	3.69%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.075946	11.561033	-4.26%	0
2015	12.199223	12.075946	-1.01%	0
2014	12.935597	12.199223	-5.69%	0
2013	11.259164	12.935597	14.89%	0
2012	9.747233	11.259164	15.51%	0
2011	11.403049	9.747233	-14.52%	0
2010	9.584945	11.403049	18.97%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	26.027829	26.435064	1.56%	0
2015	26.432332	26.027829	-1.53%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	9.028122	8.910358	-1.30%	0
2015	9.242642	9.028122	-2.32%	0
2014	9.422161	9.242642	-1.91%	0
2013	9.604522	9.422161	-1.90%	0
2012	9.417722	9.604522	1.98%	0
2011	9.630730	9.417722	-2.21%	0
2010	9.381818	9.630730	2.65%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	21.146801	22.653111	7.12%	0
2015	21.790061	21.146801	-2.95%	0
2014	20.246762	21.790061	7.62%	0
2013	15.090904	20.246762	34.17%	0
2012	13.947407	15.090904	8.20%	0
2011	14.758983	13.947407	-5.50%	0
2010	12.321060	14.758983	19.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	26.733418	26.025903	-2.65%	0
2015	26.447693	26.733418	1.08%	0
2014	26.579415	26.447693	-0.50%	0
2013	21.466538	26.579415	23.82%	0
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
2010	18.092515	20.410726	12.81%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.348206	9.686205	3.62%	0
2015	9.832956	9.348206	-4.93%	0
2014	9.839916	9.832956	-0.07%	0
2013	10.129417	9.839916	-2.86%	0
2012*	10.000000	10.129417	1.29%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.007720	8.544637	-5.14%	0
2015	8.960409	9.007720	0.53%	0
2014*	10.000000	8.960409	-10.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	20.936971	22.721611	8.52%	0
2015	20.826777	20.936971	0.53%	0
2014	19.348417	20.826777	7.64%	0
2013	15.097719	19.348417	28.15%	0
2012	13.279956	15.097719	13.69%	0
2011	13.662735	13.279956	-2.80%	0
2010	12.098149	13.662735	12.93%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	28.903522	33.163600	14.74%	0
2015	31.568512	28.903522	-8.44%	0
2014	28.998298	31.568512	8.86%	0
2013	21.149611	28.998298	37.11%	0
2012	18.435543	21.149611	14.72%	0
2011	19.368899	18.435543	-4.82%	0
2010	16.143091	19.368899	19.98%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.919993	9.820090	10.09%	0
2015	10.074444	8.919993	-11.46%	0
2014	10.285999	10.074444	-2.06%	0
2013	10.538238	10.285999	-2.39%	0
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.546273	9.434274	10.39%	0
2015	8.977753	8.546273	-4.81%	0
2014	9.080409	8.977753	-1.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.054512	10.088472	0.34%	0
2015	11.109470	10.054512	-9.50%	0
2014	11.360132	11.109470	-2.21%	0
2013	12.470341	11.360132	-8.90%	0
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
2010	10.782337	11.498066	6.64%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.559205	10.430302	-1.22%	0
2015	10.807402	10.559205	-2.30%	0
2014	11.002185	10.807402	-1.77%	0
2013	11.310560	11.002185	-2.73%	0
2012	10.970530	11.310560	3.10%	0
2011	11.138787	10.970530	-1.51%	0
2010	10.861161	11.138787	2.56%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.032315	0.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.051626	10.054226	0.03%	0
2015	10.274886	10.051626	-2.17%	0
2014	10.116726	10.274886	1.56%	0
2013	10.593616	10.116726	-4.50%	0
2012	9.923217	10.593616	6.76%	0
2011*	10.000000	9.923217	-0.77%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	16.493625	18.497581	12.15%	0
2015	18.293753	16.493625	-9.84%	0
2014	16.944215	18.293753	7.96%	0
2013	12.808623	16.944215	32.29%	0
2012	11.027437	12.808623	16.15%	0
2011	11.860138	11.027437	-7.02%	0
2010	10.634936	11.860138	11.52%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.283663	2.84%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	15.593682	14.831822	-4.89%	0
2015	15.971200	15.593682	-2.36%	0
2014	17.571798	15.971200	-9.11%	0
2013	14.071978	17.571798	24.87%	0
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
2010	13.625933	14.617609	7.28%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.604387	25.772901	-12.94%	0
2015	26.996859	29.604387	9.66%	0
2014	21.100280	26.996859	27.95%	0
2013	14.378070	21.100280	46.75%	0
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
2010*	10.000000	10.459392	4.59%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.325857	7.463016	40.13%	0
2015	8.208056	5.325857	-35.11%	0
2014	10.406950	8.208056	-21.13%	0
2013	9.656588	10.406950	7.77%	0
2012*	10.000000	9.656588	-3.43%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.232139	7.316526	39.84%	0
2015	8.085411	5.232139	-35.29%	0
2014	10.282352	8.085411	-21.37%	0
2013	9.561603	10.282352	7.54%	0
2012*	10.000000	9.561603	-4.38%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	17.164715	17.388739	1.31%	0
2015	18.170733	17.164715	-5.54%	0
2014	16.911723	18.170733	7.44%	0
2013	12.951039	16.911723	30.58%	0
2012	11.424139	12.951039	13.37%	0
2011	12.575066	11.424139	-9.15%	0
2010	11.480119	12.575066	9.54%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	15.599648	16.377509	4.99%	0
2015	15.802278	15.599648	-1.28%	0
2014	13.728307	15.802278	15.11%	0
2013	11.769719	13.728307	16.64%	0
2012	10.680100	11.769719	10.20%	0
2011	10.286216	10.680100	3.83%	0
2010	9.312198	10.286216	10.46%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.505357	18.137532	-1.99%	0
2015	18.728173	18.505357	-1.19%	0
2014	18.493746	18.728173	1.27%	0
2013	13.559808	18.493746	36.39%	0
2012	11.552598	13.559808	17.37%	0
2011	12.543309	11.552598	-7.90%	0
2010*	10.000000	12.543309	25.43%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.974321	20.985112	5.06%	0
2015	21.094660	19.974321	-5.31%	0
2014	22.049753	21.094660	-4.33%	0
2013	15.053297	22.049753	46.48%	0
2012	14.313615	15.053297	5.17%	0
2011	15.387274	14.313615	-6.98%	0
2010	12.448604	15.387274	23.61%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.726908	10.806018	0.74%	0
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	21.181396	22.928019	8.25%	0
2015	21.429925	21.181396	-1.16%	0
2014	20.121320	21.429925	6.50%	0
2013	15.340752	20.121320	31.16%	0
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
2010	11.816881	12.989651	9.92%	0
2009	10.075814	11.816881	17.28%	0
2008	17.435268	10.075814	-42.21%	0
2007	17.064599	17.435268	2.17%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	28.083164	34.154602	21.62%	0
2015	30.558179	28.083164	-8.10%	0
2014	28.782917	30.558179	6.17%	0
2013	21.459344	28.782917	34.13%	0
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
2010	16.920857	20.874369	23.36%	0
2009	12.171559	16.920857	39.02%	0
2008	19.440140	12.171559	-37.39%	0
2007	19.651496	19.440140	-1.08%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.383298	11.580532	1.73%	0
2015	11.976833	11.383298	-4.96%	0
2014	11.897640	11.976833	0.67%	0
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	0
2011	11.706243	12.748550	8.90%	391
2010	11.427508	11.706243	2.44%	393
2009	10.639708	11.427508	7.40%	395
2008	11.094373	10.639708	-4.10%	397
2007	10.398993	11.094373	6.69%	398

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	19.732325	21.768976	10.32%	0
2015	21.529523	19.732325	-8.35%	0
2014	19.667520	21.529523	9.47%	0
2013	14.896182	19.667520	32.03%	0
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
2010	12.008004	13.324023	10.96%	0
2009	10.462657	12.008004	14.77%	0
2008	16.449826	10.462657	-36.40%	0
2007	16.956218	16.449826	-2.99%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	20.107002	24.047497	19.60%	0
2015	20.964339	20.107002	-4.09%	0
2014	18.507467	20.964339	13.28%	0
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	0
2011	13.358495	12.908774	-3.37%	1,354
2010	11.521407	13.358495	15.94%	1,354
2009	9.108360	11.521407	26.49%	1,354
2008	12.381706	9.108360	-26.44%	1,354
2007	13.023425	12.381706	-4.93%	1,232
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.684506	10.953979	13.11%	0
2015*	10.000000	9.684506	-3.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.766182	13.926596	1.17%	0
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
2010	11.969753	12.803302	6.96%	0
2009*	10.000000	11.969753	19.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.142095	10.051714	9.95%	0
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.712329	9.698096	-0.15%	0
2015*	10.000000	9.712329	-2.88%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.380989	14.539574	27.75%	0
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	28.712668	35.181853	22.53%	0
2015	30.166844	28.712668	-4.82%	0
2014	29.448071	30.166844	2.44%	0
2013	21.474692	29.448071	37.13%	0
2012	19.040545	21.474692	12.78%	0
2011	19.428449	19.040545	-2.00%	0
2010	15.844234	19.428449	22.62%	0
2009	13.004399	15.844234	21.84%	0
2008	19.317027	13.004399	-32.68%	0
2007	19.956117	19.317027	-3.20%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	21.484998	23.334301	8.61%	0
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	0
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	1,334
2010	12.421688	13.864896	11.62%	1,337
2009	10.112851	12.421688	22.83%	1,339
2008	16.557317	10.112851	-38.92%	1,342
2007	16.185093	16.557317	2.30%	1,344
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	18.703554	19.619419	4.90%	0
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
2010	12.505268	14.020079	12.11%	0
2009	10.498713	12.505268	19.11%	0
2008	15.330307	10.498713	-31.52%	0
2007	14.724740	15.330307	4.11%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	16.689162	18.995528	13.82%	0
2015	17.569084	16.689162	-5.01%	0
2014	17.793762	17.569084	-1.26%	0
2013	12.318910	17.793762	44.44%	0
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
2010	9.847216	12.553652	27.48%	0
2009	8.034864	9.847216	22.56%	0
2008	13.250549	8.034864	-39.36%	0
2007	15.328402	13.250549	-13.56%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.443006	10.026128	6.18%	0
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	13.060227	12.157773	-6.91%	0
2015	14.323695	13.060227	-8.82%	0
2014	14.896789	14.323695	-3.85%	0
2013	13.165069	14.896789	13.15%	0
2012	12.279185	13.165069	7.21%	0
2011	13.334420	12.279185	-7.91%	0
2010	12.108087	13.334420	10.13%	0
2009	10.969747	12.108087	10.38%	0
2008	16.005727	10.969747	-31.46%	0
2007	14.982308	16.005727	6.83%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	11.831347	11.937700	0.90%	0
2015	12.194538	11.831347	-2.98%	0
2014	12.088963	12.194538	0.87%	0
2013	12.312904	12.088963	-1.82%	0
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
2010	11.007581	11.615366	5.52%	0
2009	9.400709	11.007581	17.09%	0
2008	10.434843	9.400709	-9.91%	0
2007	10.185796	10.434843	2.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.253330	13.591851	2.55%	0
2015	13.672677	13.253330	-3.07%	0
2014	13.463495	13.672677	1.55%	0
2013	12.205107	13.463495	10.31%	0
2012	11.225020	12.205107	8.73%	0
2011	11.567530	11.225020	-2.96%	0
2010	10.546844	11.567530	9.68%	0
2009	8.731219	10.546844	20.79%	0
2008	11.973480	8.731219	-27.08%	0
2007	11.333906	11.973480	5.64%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.751411	14.179379	3.11%	0
2015	14.176352	13.751411	-3.00%	0
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	0
2011	11.638850	11.201851	-3.75%	0
2010	10.446336	11.638850	11.42%	0
2009	8.339025	10.446336	25.27%	0
2008	12.734608	8.339025	-34.52%	0
2007	11.885019	12.734608	7.15%	2,685

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.339733	14.865833	3.67%	0
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	2,561
2010	10.204831	11.525093	12.94%	2,561
2009	7.982886	10.204831	27.83%	2,561
2008	13.249973	7.982886	-39.75%	2,561
2007	12.242110	13.249973	8.23%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.347725	3.48%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.904275	15.488696	30.11%	0
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	0
2009	9.519567	13.690020	43.81%	0
2008	21.426574	9.519567	-55.57%	0
2007	15.098789	21.426574	41.91%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	18.970272	21.761985	14.72%	0
2015	20.328358	18.970272	-6.68%	0
2014	19.229704	20.328358	5.71%	0
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	0
2011	13.796680	13.533599	-1.91%	981
2010	12.319644	13.796680	11.99%	981
2009	9.733362	12.319644	26.57%	981
2008	17.466611	9.733362	-44.27%	981
2007	17.700989	17.466611	-1.32%	241
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.167713	11.68%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	22.782894	22.325583	-2.01%	0
2015	21.869122	22.782894	4.18%	0
2014	20.215082	21.869122	8.18%	0
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
2010	11.634753	14.043914	20.71%	0
2009	9.330044	11.634753	24.70%	0
2008	18.171520	9.330044	-48.66%	0
2007	14.724045	18.171520	23.41%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.972600	12.190613	1.82%	0
2015	12.391204	11.972600	-3.38%	0
2014	12.039095	12.391204	2.92%	0
2013	12.615011	12.039095	-4.57%	0
2012	12.258973	12.615011	2.90%	0
2011	11.752048	12.258973	4.31%	0
2010	11.213147	11.752048	4.81%	0
2009	9.964971	11.213147	12.53%	0
2008	10.592391	9.964971	-5.92%	0
2007	10.444489	10.592391	1.42%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	31.205243	34.037746	9.08%	0
2015	32.552123	31.205243	-4.14%	0
2014	31.503792	32.552123	3.33%	0
2013	23.793129	31.503792	32.41%	0
2012	21.313396	23.793129	11.63%	0
2011	24.532712	21.313396	-13.12%	2,805
2010	19.579731	24.532712	25.30%	3,542
2009	14.376832	19.579731	36.19%	2,136
2008	24.429564	14.376832	-41.15%	1,407
2007	21.738032	24.429564	12.38%	1,426
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	19.529322	18.029926	-7.68%	0
2015	19.400905	19.529322	0.66%	0
2014	21.709994	19.400905	-10.64%	0
2013	17.114762	21.709994	26.85%	0
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
2010	16.472568	18.112411	9.95%	0
2009	13.392232	16.472568	23.00%	0
2008	24.524388	13.392232	-45.39%	0
2007	21.502713	24.524388	14.05%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	25.875700	27.555795	6.49%	0
2015	27.427999	25.875700	-5.66%	0
2014	26.424714	27.427999	3.80%	0
2013	20.828793	26.424714	26.87%	0
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0
2010	15.413239	18.976719	23.12%	0
2009	10.064495	15.413239	53.14%	0
2008	21.202732	10.064495	-52.53%	0
2007	20.637677	21.202732	2.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.630221	11.725407	10.30%	0
2015	11.631141	10.630221	-8.61%	0
2014	11.605011	11.631141	0.23%	0
2013	9.621442	11.605011	20.62%	0
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0
2010	8.304096	8.922286	7.44%	0
2009	6.542223	8.304096	26.93%	0
2008*	10.000000	6.542223	-34.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.450280	13.835285	11.12%	0
2015	13.745833	12.450280	-9.43%	0
2014	13.483172	13.745833	1.95%	0
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	2,896
2010	10.096749	11.086382	9.80%	2,896
2009	7.640967	10.096749	32.14%	2,896
2008	11.146886	7.640967	-31.45%	2,896
2007	11.025935	11.146886	1.10%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	20.847005	23.576251	13.09%	0
2015	22.202504	20.847005	-6.11%	0
2014	20.955509	22.202504	5.95%	0
2013	16.580866	20.955509	26.38%	0
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	0
2010	12.513402	14.712054	17.57%	1,058
2009	10.942922	12.513402	14.35%	1,058
2008	15.404295	10.942922	-28.96%	0
2007	16.246329	15.404295	-5.18%	313

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	25.797235	32.731071	26.88%	0
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	0
2010	16.248200	20.303088	24.96%	0
2009	12.909587	16.248200	25.86%	0
2008	19.778357	12.909587	-34.73%	0
2007	20.793799	19.778357	-4.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.260269	8.309852	14.46%	0
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	17.511427	18.290622	4.45%	0
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
2013	18.517751	22.191048	19.84%	0
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
2010	17.469514	18.455595	5.64%	0
2009	13.081038	17.469514	33.55%	0
2008	22.515223	13.081038	-41.90%	0
2007	20.013904	22.515223	12.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.949755	8.978461	0.32%	0
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.429417	10.605088	1.68%	0
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.945067	9.645279	-3.01%	0
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	14.018049	13.937108	-0.58%	0
2015	13.732582	14.018049	2.08%	0
2014	13.027738	13.732582	5.41%	0
2013	9.562855	13.027738	36.23%	0
2012*	10.000000	9.562855	-4.37%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.705286	12.909171	10.28%	0
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.283681	13.019934	-1.99%	0
2015	13.490783	13.283681	-1.54%	0
2014	12.855079	13.490783	4.95%	0
2013	9.656623	12.855079	33.12%	0
2012*	10.000000	9.656623	-3.43%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.152349	12.488649	-5.05%	0
2015	14.725730	13.152349	-10.68%	0
2014	15.951061	14.725730	-7.68%	0
2013	13.080810	15.951061	21.94%	0
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0
2010	11.761044	12.455671	5.91%	0
2009*	10.000000	11.761044	17.61%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.448052	11.830637	13.23%	0
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	0
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.200580	12.617458	3.42%	0
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	20.285342	20.624237	1.67%	0
2015	20.731072	20.285342	-2.15%	0
2014	19.654322	20.731072	5.48%	0
2013	16.834714	19.654322	16.75%	0
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
2010	14.641613	15.426977	5.36%	0
2009	11.963925	14.641613	22.38%	0
2008	14.626158	11.963925	-18.20%	0
2007	13.610743	14.626158	7.46%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.703046	9.666392	-0.38%	0
2015*	10.000000	9.703046	-2.97%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	28.437489	28.252628	-0.65%	0
2015	26.069556	28.437489	9.08%	0
2014	24.663271	26.069556	5.70%	0
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	0
2011	17.665535	16.020816	-9.31%	1,600
2010	17.024431	17.665535	3.77%	1,600
2009	11.964347	17.024431	42.29%	1,600
2008	22.047442	11.964347	-45.73%	1,600
2007	16.560361	22.047442	33.13%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.157758	15.709029	10.96%	0
2015	13.883259	14.157758	1.98%	0
2014	13.028629	13.883259	6.56%	0
2013	9.874613	13.028629	31.94%	0
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	23.073675	20.978435	-9.08%	0
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
2010	30.720539	37.427896	21.83%	0
2009	17.604164	30.720539	74.51%	0
2008	37.818595	17.604164	-53.45%	0
2007	30.318342	37.818595	24.74%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	0
2014	9.759303	9.069337	-7.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.890609	-1.09%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.997419	12.721108	6.03%	0
2015	12.581382	11.997419	-4.64%	0
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	23.619868	26.190386	10.88%	0
2015	24.466486	23.619868	-3.46%	0
2014	22.782329	24.466486	7.39%	0
2013	17.241002	22.782329	32.14%	0
2012	15.268221	17.241002	12.92%	0
2011	15.740351	15.268221	-3.00%	1,833
2010	14.522997	15.740351	8.38%	1,833
2009	12.170575	14.522997	19.33%	1,833
2008	18.569909	12.170575	-34.46%	1,833
2007	17.713360	18.569909	4.84%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.639677	14.815493	1.20%	0
2015	14.129694	14.639677	3.61%	0
2014	14.337034	14.129694	-1.45%	0
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	0
2011	10.659314	10.203372	-4.28%	0
2010*	10.000000	10.659314	6.59%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.644725	9.948556	3.15%	0
2015*	10.000000	9.644725	-3.55%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.089431	11.440755	3.17%	0
2015	11.475136	11.089431	-3.36%	0
2014	10.947179	11.475136	4.82%	0
2013	11.299207	10.947179	-3.12%	0
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	0
2010	9.927442	10.337855	4.13%	0
2009	9.313512	9.927442	6.59%	0
2008	10.673210	9.313512	-12.74%	0
2007	10.410732	10.673210	2.52%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	18.858231	20.323315	7.77%	0
2015	19.581950	18.858231	-3.70%	0
2014	19.529907	19.581950	0.27%	0
2013	21.964405	19.529907	-11.08%	0
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
2010	17.165409	18.357409	6.94%	0
2009	13.537731	17.165409	26.80%	0
2008	16.339813	13.537731	-17.15%	0
2007	15.761797	16.339813	3.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.155946	9.138275	12.04%	0
2015*	10.000000	8.155946	-18.44%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.428448	15.608889	8.18%	0
2015	15.949212	14.428448	-9.54%	0
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0
2010*	10.000000	11.265383	12.65%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.539878	22.892101	17.16%	0
2015	20.983330	19.539878	-6.88%	0
2014	19.063981	20.983330	10.07%	0
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	0
2010	12.337108	13.603911	10.27%	0
2009*	10.000000	12.337108	23.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.936619	13.742313	6.23%	0
2015	13.145771	12.936619	-1.59%	0
2014	12.848561	13.145771	2.31%	0
2013	10.694457	12.848561	20.14%	0
2012	9.484316	10.694457	12.76%	0
2011	9.642376	9.484316	-1.64%	0
2010	8.833028	9.642376	9.16%	0
2009	7.344487	8.833028	20.27%	0
2008	10.732657	7.344487	-31.57%	0
2007	10.377716	10.732657	3.42%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.257067	10.261170	0.04%	0
2015	10.549847	10.257067	-2.78%	0
2014	10.312484	10.549847	2.30%	0
2013	10.861918	10.312484	-5.06%	0
2012	10.619417	10.861918	2.28%	0
2011	10.306571	10.619417	3.04%	0
2010	9.978477	10.306571	3.29%	0
2009	9.130214	9.978477	9.29%	0
2008	10.395406	9.130214	-12.17%	0
2007	10.359960	10.395406	0.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.436052	14.095292	-2.36%	0
2015	13.904076	14.436052	3.83%	0
2014	14.010754	13.904076	-0.76%	0
2013	11.176181	14.010754	25.36%	0
2012	9.394355	11.176181	18.97%	0
2011	10.629301	9.394355	-11.62%	0
2010	9.799774	10.629301	8.46%	0
2009	7.101625	9.799774	37.99%	0
2008	11.876563	7.101625	-40.20%	0
2007	10.658003	11.876563	11.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.789587	14.657029	6.29%	0
2015	13.295893	13.789587	3.71%	0
2014	12.625352	13.295893	5.31%	0
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	0
2011	9.406610	8.737424	-7.11%	0
2010	8.166735	9.406610	15.18%	0
2009	6.038560	8.166735	35.24%	0
2008	11.108347	6.038560	-45.64%	0
2007	10.188370	11.108347	9.03%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.044352	13.039542	8.26%	0
2015	12.226688	12.044352	-1.49%	0
2014	11.382472	12.226688	7.42%	0
2013	8.784156	11.382472	29.58%	0
2012	7.700587	8.784156	14.07%	0
2011	8.082379	7.700587	-4.72%	0
2010	7.473482	8.082379	8.15%	0
2009	5.868092	7.473482	27.36%	0
2008	9.722931	5.868092	-39.65%	0
2007*	10.000000	9.722931	-2.77%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	20.012585	22.931176	14.58%	0
2015	21.967720	20.012585	-8.90%	0
2014	20.695251	21.967720	6.15%	0
2013	15.695825	20.695251	31.85%	0
2012	13.630653	15.695825	15.15%	0
2011	14.352557	13.630653	-5.03%	0
2010	12.757362	14.352557	12.50%	1,127
2009	10.206059	12.757362	25.00%	1,127
2008	16.683031	10.206059	-38.82%	0
2007	17.580325	16.683031	-5.10%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.223586	9.256427	0.36%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.663899	11.576207	8.56%	0
2015	11.299958	10.663899	-5.63%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.503513	11.134066	6.00%	0
2015	10.971671	10.503513	-4.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	16.865947	18.763999	11.25%	0
2015	17.770721	16.865947	-5.09%	0
2014	17.782223	17.770721	-0.06%	0
2013	17.042224	17.782223	4.34%	0
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
2010	13.683945	15.089297	10.27%	0
2009	9.617685	13.683945	42.28%	0
2008	13.705729	9.617685	-29.83%	0
2007	13.638790	13.705729	0.49%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.640080	12.880503	10.66%	0
2015	12.088895	11.640080	-3.71%	0
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0
2010	7.551323	8.491116	12.45%	0
2009	5.065862	7.551323	49.06%	0
2008*	10.000000	5.065862	-49.34%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.500832	14.487598	7.31%	0
2015	13.912338	13.500832	-2.96%	0
2014	12.918651	13.912338	7.69%	0
2013	9.567855	12.918651	35.02%	0
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0
2010	7.765678	9.350943	20.41%	0
2009	6.070614	7.765678	27.92%	0
2008*	10.000000	6.070614	-39.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.293575	11.926923	5.61%	0
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
2010	7.935787	8.890218	12.03%	0
2009	6.303170	7.935787	25.90%	0
2008*	10.000000	6.303170	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.239220	11.622467	3.41%	0
2015	11.656842	11.239220	-3.58%	0
2014	11.469003	11.656842	1.64%	0
2013	10.264545	11.469003	11.73%	0
2012	9.484681	10.264545	8.22%	0
2011	9.865025	9.484681	-3.86%	0
2010	9.168916	9.865025	7.59%	0
2009	7.852379	9.168916	16.77%	0
2008*	10.000000	7.852379	-21.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.422711	11.947312	4.59%	1,194
2015	11.879499	11.422711	-3.85%	1,197
2014	11.643410	11.879499	2.03%	1,200
2013	9.854361	11.643410	18.15%	728
2012	8.898775	9.854361	10.74%	731
2011	9.457221	8.898775	-5.90%	734
2010	8.634762	9.457221	9.52%	737
2009	7.136271	8.634762	21.00%	740
2008*	10.000000	7.136271	-28.64%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.630838	10.838423	1.95%	0
2015	10.989682	10.630838	-3.27%	0
2014	10.913127	10.989682	0.70%	0
2013	10.672242	10.913127	2.26%	0
2012	10.188217	10.672242	4.75%	0
2011	10.308704	10.188217	-1.17%	0
2010	9.904798	10.308704	4.08%	0
2009	8.993013	9.904798	10.14%	0
2008*	10.000000	8.993013	-10.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.976321	10.262883	2.87%	0
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.920011	10.268357	3.51%	0
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.357533	11.814656	4.02%	0
2015	11.780332	11.357533	-3.59%	0
2014	11.560275	11.780332	1.90%	0
2013	10.069798	11.560275	14.80%	0
2012	9.196320	10.069798	9.50%	0
2011	9.661834	9.196320	-4.82%	0
2010	8.902263	9.661834	8.53%	0
2009	7.491083	8.902263	18.84%	0
2008*	10.000000	7.491083	-25.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.340207	11.890804	4.86%	0
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
2010	8.358577	9.229854	10.42%	0
2009	6.776253	8.358577	23.35%	0
2008*	10.000000	6.776253	-32.24%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.078239	11.444083	3.30%	0
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	0
2013	10.450646	11.328751	8.40%	0
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
2010	9.437218	10.027472	6.25%	0
2009	8.229175	9.437218	14.68%	0
2008*	10.000000	8.229175	-17.71%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.945211	11.200787	2.34%	0
2015	11.331400	10.945211	-3.41%	0
2014	11.108157	11.331400	2.01%	0
2013	11.646760	11.108157	-4.62%	0
2012	11.120167	11.646760	4.74%	0
2011	10.740293	11.120167	3.54%	0
2010	10.321677	10.740293	4.06%	0
2009	9.753752	10.321677	5.82%	0
2008*	10.000000	9.753752	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.904234	11.988523	0.71%	0
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
2010	11.073984	11.667296	5.36%	0
2009	9.759531	11.073984	13.47%	0
2008*	10.000000	9.759531	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	21.854914	22.892092	4.75%	0
2015	26.773426	21.854914	-18.37%	0
2014	29.144341	26.773426	-8.14%	0
2013	29.779342	29.144341	-2.13%	0
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
2010	30.657203	34.630382	12.96%	0
2009	19.289618	30.657203	58.93%	0
2008	47.054817	19.289618	-59.01%	0
2007	33.260826	47.054817	41.47%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.089083	10.887230	-1.82%	0
2015	11.391655	11.089083	-2.66%	0
2014	11.178962	11.391655	1.90%	0
2013	11.956428	11.178962	-6.50%	0
2012	11.906138	11.956428	0.42%	0
2011	11.390386	11.906138	4.53%	0
2010	11.154997	11.390386	2.11%	0
2009	11.147169	11.154997	0.07%	0
2008	10.619040	11.147169	4.97%	0
2007	10.170346	10.619040	4.41%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.337415	8.126009	-2.54%	0
2015	8.555579	8.337415	-2.55%	0
2014	8.779455	8.555579	-2.55%	0
2013	9.009187	8.779455	-2.55%	0
2012	9.245579	9.009187	-2.56%	0
2011	9.486829	9.245579	-2.54%	172
2010	9.735058	9.486829	-2.55%	172
2009	9.985606	9.735058	-2.51%	172
2008	10.040699	9.985606	-0.55%	173
2007	9.833599	10.040699	2.11%	3,467
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.742192	7.593107	-1.93%	0
2015	8.209248	7.742192	-5.69%	0
2014	8.485170	8.209248	-3.25%	0
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	0
2011	7.520638	6.596234	-12.29%	0
2010	6.829224	7.520638	10.12%	0
2009	5.413580	6.829224	26.15%	0
2008*	10.000000	5.413580	-45.86%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.468400	8.296208	-2.03%	0
2015	8.812461	8.468400	-3.90%	0
2014	9.639599	8.812461	-8.58%	0
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0
2010	7.983117	8.355280	4.66%	0
2009	6.369716	7.983117	25.33%	0
2008	11.486226	6.369716	-44.54%	0
2007	10.776649	11.486226	6.58%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	20.631727	22.010817	6.68%	0
2015	21.385114	20.631727	-3.52%	0
2014	20.902649	21.385114	2.31%	0
2013	16.856410	20.902649	24.00%	0
2012	14.924933	16.856410	12.94%	0
2011	15.941481	14.924933	-6.38%	31,911
2010	14.270643	15.941481	11.71%	68,557
2009	11.512141	14.270643	23.96%	69,445
2008	18.705868	11.512141	-38.46%	75,737
2007	18.118493	18.705868	3.24%	82,619
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.061722	14.567863	3.60%	0
2015	14.454808	14.061722	-2.72%	0
2014	14.182742	14.454808	1.92%	0
2013	12.831316	14.182742	10.53%	0
2012	12.037977	12.831316	6.59%	0
2011	12.243948	12.037977	-1.68%	0
2010	11.441283	12.243948	7.02%	0
2009*	10.000000	11.441283	14.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.005533	16.805757	5.00%	0
2015	16.512212	16.005533	-3.07%	0
2014	16.104915	16.512212	2.53%	0
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
2010	11.995956	13.096652	9.18%	0
2009*	10.000000	11.995956	19.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.121144	12.316570	1.61%	0
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	0
2010	11.305970	11.666968	3.19%	0
2009	10.635584	11.305970	6.30%	0
2008	11.613381	10.635584	-8.42%	0
2007	11.310306	11.613381	2.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.951129	10.251628	3.02%	0
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.889480	10.307918	4.23%	0
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	16.581702	17.314355	4.42%	0
2015	17.072766	16.581702	-2.88%	0
2014	16.656509	17.072766	2.50%	0
2013	14.655419	16.656509	13.65%	0
2012	13.572366	14.655419	7.98%	0
2011	13.932384	13.572366	-2.58%	12,097
2010	12.889966	13.932384	8.09%	109,919
2009	11.102684	12.889966	16.10%	140,265
2008	14.834493	11.102684	-25.16%	189,530
2007	14.409293	14.834493	2.95%	200,906
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	18.942264	20.026333	5.72%	0
2015	19.580880	18.942264	-3.26%	0
2014	19.144282	19.580880	2.28%	0
2013	16.052812	19.144282	19.26%	0
2012	14.481183	16.052812	10.85%	0
2011	15.182222	14.481183	-4.62%	13,130
2010	13.807159	15.182222	9.96%	92,453
2009	11.390121	13.807159	21.22%	108,804
2008	17.036643	11.390121	-33.14%	111,445
2007	16.471815	17.036643	3.43%	127,677
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.423121	14.857986	3.02%	0
2015	14.805082	14.423121	-2.58%	0
2014	14.505035	14.805082	2.07%	0
2013	13.470774	14.505035	7.68%	0
2012	12.795373	13.470774	5.28%	0
2011	12.864085	12.795373	-0.53%	5,626
2010	12.164556	12.864085	5.75%	5,766
2009	10.896205	12.164556	11.64%	8,641
2008	13.161523	10.896205	-17.21%	8,650
2007	12.760116	13.161523	3.15%	8,657
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.328997	21.477644	0.70%	0
2015	20.880164	21.328997	2.15%	0
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	0
2011	13.552335	12.877914	-4.98%	6,430
2010	12.815268	13.552335	5.75%	12,453
2009*	10.000000	12.815268	28.15%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.417301	9.962310	5.79%	0
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.837767	10.550698	7.25%	0
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	28.438030	33.338231	17.23%	0
2015	29.941009	28.438030	-5.02%	0
2014	28.079326	29.941009	6.63%	0
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0
2010	16.196685	19.919798	22.99%	0
2009	12.153449	16.196685	33.27%	0
2008	19.629907	12.153449	-38.09%	0
2007	18.730452	19.629907	4.80%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	12.740906	13.490590	5.88%	0
2015	13.463479	12.740906	-5.37%	0
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	0
2011	12.267503	12.618776	2.86%	0
2010	11.383200	12.267503	7.77%	0
2009	9.391312	11.383200	21.21%	0
2008	11.651891	9.391312	-19.40%	0
2007	11.429808	11.651891	1.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.640328	9.162929	-4.95%	0
2015	9.957829	9.640328	-3.19%	0
2014	10.358492	9.957829	-3.87%	0
2013	8.779059	10.358492	17.99%	0
2012	7.798884	8.779059	12.57%	0
2011	8.854791	7.798884	-11.92%	0
2010	7.984057	8.854791	10.91%	0
2009	6.019470	7.984057	32.64%	0
2008*	10.000000	6.019470	-39.81%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.559637	12.849949	2.31%	0
2015	13.616307	12.559637	-7.76%	0
2014	15.469808	13.616307	-11.98%	0
2013	13.113998	15.469808	17.96%	0
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
2010	13.677962	14.115179	3.20%	0
2009	10.837865	13.677962	26.21%	0
2008	20.780992	10.837865	-47.85%	0
2007	20.765452	20.780992	0.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.360452	13.279826	-0.60%	0
2015	13.294008	13.360452	0.50%	0
2014	12.384991	13.294008	7.34%	0
2013	9.455041	12.384991	30.99%	0
2012	8.354559	9.455041	13.17%	0
2011	8.859090	8.354559	-5.70%	0
2010	7.880412	8.859090	12.42%	0
2009	6.251616	7.880412	26.05%	0
2008*	10.000000	6.251616	-37.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.874759	13.429722	13.09%	0
2015	12.619213	11.874759	-5.90%	0
2014	11.746224	12.619213	7.43%	0
2013	8.926637	11.746224	31.59%	0
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	0
2010	7.747515	8.512429	9.87%	0
2009	6.239816	7.747515	24.16%	0
2008*	10.000000	6.239816	-37.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.934688	13.369108	3.36%	0
2015	13.319259	12.934688	-2.89%	0
2014	13.177666	13.319259	1.07%	0
2013	9.755918	13.177666	35.07%	0
2012	8.732915	9.755918	11.71%	0
2011	9.378430	8.732915	-6.88%	0
2010	7.609490	9.378430	23.25%	0
2009	6.162707	7.609490	23.48%	0
2008*	10.000000	6.162707	-38.37%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.161768	17.375973	14.60%	0
2015	16.020867	15.161768	-5.36%	0
2014	14.048896	16.020867	14.04%	0
2013	10.625415	14.048896	32.22%	0
2012	9.372148	10.625415	13.37%	0
2011	9.845472	9.372148	-4.81%	0
2010	8.444937	9.845472	16.58%	0
2009	6.642101	8.444937	27.14%	0
2008*	10.000000	6.642101	-33.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	19.453096	20.486095	5.31%	0
2015	19.857030	19.453096	-2.03%	0
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
2010	10.912901	13.304735	21.92%	0
2009	8.804755	10.912901	23.94%	0
2008	16.900776	8.804755	-47.90%	0
2007	15.840536	16.900776	6.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	27.274525	33.389597	22.42%	0
2015	29.866824	27.274525	-8.68%	0
2014	28.706308	29.866824	4.04%	0
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
2010	15.801537	19.475784	23.25%	0
2009	12.883408	15.801537	22.65%	0
2008	19.529246	12.883408	-34.03%	0
2007	21.605189	19.529246	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	25.166360	30.055699	19.43%	0
2015	26.323873	25.166360	-4.40%	0
2014	26.863444	26.323873	-2.01%	0
2013	19.612714	26.863444	36.97%	0
2012	17.467384	19.612714	12.28%	0
2011	19.027826	17.467384	-8.20%	0
2010	15.622746	19.027826	21.80%	0
2009	11.925620	15.622746	31.00%	0
2008	19.852863	11.925620	-39.93%	0
2007	19.996473	19.852863	-0.72%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	19.125757	20.719226	8.33%	0
2015	19.497213	19.125757	-1.91%	0
2014	17.893068	19.497213	8.97%	0
2013	14.038553	17.893068	27.46%	0
2012	12.654456	14.038553	10.94%	0
2011	12.935991	12.654456	-2.18%	0
2010	11.723931	12.935991	10.34%	0
2009	9.581929	11.723931	22.35%	0
2008	16.841033	9.581929	-43.10%	0
2007	16.019638	16.841033	5.13%	1,995
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.967852	12.500743	4.45%	0
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
2010	7.041577	8.908647	26.51%	0
2009	5.536549	7.041577	27.18%	0
2008*	10.000000	5.536549	-44.63%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.573658	13.650424	8.56%	0
2015	12.782159	12.573658	-1.63%	0
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.407928	9.397131	-0.11%	0
2015	9.687166	9.407928	-2.88%	0
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	0
2011	10.181934	10.051801	-1.28%	0
2010	10.201506	10.181934	-0.19%	0
2009	9.773555	10.201506	4.38%	0
2008*	10.000000	9.773555	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.770191	13.865015	17.80%	0
2015	12.698164	11.770191	-7.31%	0
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.951272	12.762624	-1.46%	0
2015	13.830092	12.951272	-6.35%	0
2014	15.450904	13.830092	-10.49%	0
2013	13.202184	15.450904	17.03%	0
2012	11.331470	13.202184	16.51%	0
2011	13.277584	11.331470	-14.66%	0
2010	12.811727	13.277584	3.64%	0
2009*	10.000000	12.811727	28.12%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	12.010023	11.492038	-4.31%	0
2015	12.138850	12.010023	-1.06%	0
2014	12.878182	12.138850	-5.74%	0
2013	11.214935	12.878182	14.83%	0
2012	9.713932	11.214935	15.45%	0
2011	11.369922	9.713932	-14.56%	0
2010	9.562009	11.369922	18.91%	0
2009	7.294731	9.562009	31.08%	0
2008	13.976285	7.294731	-47.81%	0
2007	13.897501	13.976285	0.57%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	25.854870	26.245982	1.51%	0
2015	26.270166	25.854870	-1.58%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	8.968705	8.847186	-1.35%	0
2015	9.186521	8.968705	-2.37%	0
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
2010	9.348803	9.591920	2.60%	0
2009	8.465200	9.348803	10.44%	0
2008	10.034249	8.465200	-15.64%	0
2007	9.829228	10.034249	2.09%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	21.009810	22.494860	7.07%	0
2015	21.660013	21.009810	-3.00%	0
2014	20.136245	21.660013	7.57%	0
2013	15.016226	20.136245	34.10%	0
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
2010	12.278963	14.701022	19.73%	0
2009	9.587339	12.278963	28.07%	0
2008	16.247159	9.587339	-40.99%	0
2007	15.494930	16.247159	4.85%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	26.557404	25.841324	-2.70%	0
2015	26.287048	26.557404	1.03%	0
2014	26.431530	26.287048	-0.55%	0
2013	21.358041	26.431530	23.75%	0
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
2010	18.028802	20.328432	12.76%	0
2009	13.275934	18.028802	35.80%	0
2008	22.832692	13.275934	-41.86%	0
2007	22.090135	22.832692	3.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.332961	9.665473	3.56%	0
2015	9.821966	9.332961	-4.98%	0
2014	9.833969	9.821966	-0.12%	0
2013	10.128482	9.833969	-2.91%	0
2012*	10.000000	10.128482	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.000015	8.532968	-5.19%	0
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	20.799097	22.560441	8.47%	0
2015	20.700239	20.799097	0.48%	0
2014	19.240734	20.700239	7.59%	0
2013	15.021393	19.240734	28.09%	0
2012	13.219623	15.021393	13.63%	0
2011	13.607633	13.219623	-2.85%	0
2010	12.055541	13.607633	12.87%	0
2009	9.665322	12.055541	24.73%	0
2008	16.161175	9.665322	-40.19%	0
2007	15.925256	16.161175	1.48%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	28.713249	32.928435	14.68%	0
2015	31.376782	28.713249	-8.49%	0
2014	28.836962	31.376782	8.81%	0
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
2010	16.086219	19.290778	19.92%	0
2009	12.059435	16.086219	33.39%	0
2008	19.962121	12.059435	-39.59%	0
2007	20.776676	19.962121	-3.92%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.903234	9.796623	10.03%	0
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.534561	9.416520	10.33%	0
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.020181	10.048882	0.29%	0
2015	11.077206	10.020181	-9.54%	0
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0
2010	10.778640	11.488230	6.58%	0
2009*	10.000000	10.778640	7.79%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.523153	10.389373	-1.27%	0
2015	10.776015	10.523153	-2.35%	0
2014	10.975869	10.776015	-1.82%	0
2013	11.289295	10.975869	-2.78%	0
2012	10.955543	11.289295	3.05%	0
2011	11.129257	10.955543	-1.56%	0
2010	10.857437	11.129257	2.50%	0
2009*	10.000000	10.857437	8.57%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.028880	0.29%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.027595	10.025066	-0.03%	0
2015	10.255570	10.027595	-2.22%	0
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	16.386729	18.368300	12.09%	0
2015	18.184522	16.386729	-9.89%	0
2014	16.851686	18.184522	7.91%	0
2013	12.745217	16.851686	32.22%	0
2012	10.978496	12.745217	16.09%	0
2011	11.813552	10.978496	-7.07%	0
2010	10.598587	11.813552	11.46%	0
2009	8.378222	10.598587	26.50%	0
2008	14.025334	8.378222	-40.26%	0
2007	15.319613	14.025334	-8.45%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.281247	2.81%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	15.492662	14.728201	-4.93%	0
2015	15.875882	15.492662	-2.41%	0
2014	17.475910	15.875882	-9.16%	0
2013	14.002354	17.475910	24.81%	0
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
2010	13.579407	14.560233	7.22%	0
2009	11.180653	13.579407	21.45%	0
2008	20.471301	11.180653	-45.38%	0
2007	19.387774	20.471301	5.59%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.518552	25.685022	-12.99%	0
2015	26.932388	29.518552	9.60%	0
2014	21.060683	26.932388	27.88%	0
2013	14.358445	21.060683	46.68%	0
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
2010*	10.000000	10.455834	4.56%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.315815	7.445137	40.06%	0
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.222290	7.299016	39.77%	0
2015	8.074339	5.222290	-35.32%	0
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	17.056080	17.269863	1.25%	0
2015	18.065004	17.056080	-5.58%	0
2014	16.821948	18.065004	7.39%	0
2013	12.888892	16.821948	30.52%	0
2012	11.375162	12.888892	13.31%	0
2011	12.527566	11.375162	-9.20%	0
2010	11.442622	12.527566	9.48%	0
2009	9.241239	11.442622	23.82%	0
2008	15.263298	9.241239	-39.45%	0
2007	14.246971	15.263298	7.13%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	15.510884	16.275991	4.93%	0
2015	15.720428	15.510884	-1.33%	0
2014	13.664197	15.720428	15.05%	0
2013	11.720757	13.664197	16.58%	0
2012	10.641144	11.720757	10.15%	0
2011	10.253946	10.641144	3.78%	0
2010	9.287747	10.253946	10.40%	0
2009	8.254987	9.287747	12.51%	0
2008	11.950647	8.254987	-30.92%	0
2007	11.399208	11.950647	4.84%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.453579	18.077538	-2.04%	0
2015	18.685353	18.453579	-1.24%	0
2014	18.460930	18.685353	1.22%	0
2013	13.542692	18.460930	36.32%	0
2012	11.543952	13.542692	17.31%	0
2011	12.540356	11.543952	-7.95%	0
2010*	10.000000	12.540356	25.40%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.860591	20.854950	5.01%	0
2015	20.985323	19.860591	-5.36%	0
2014	21.946731	20.985323	-4.38%	0
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0
2010	12.415878	15.338966	23.54%	0
2009	8.346733	12.415878	48.75%	0
2008	14.623025	8.346733	-42.92%	0
2007	13.186611	14.623025	10.89%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.706760	10.780205	0.69%	0
2015	11.137393	10.706760	-3.87%	0
2014	10.973077	11.137393	1.50%	0
2013	10.064877	10.973077	9.02%	0
2012*	10.000000	10.064877	0.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	21.041834	22.765294	8.19%	0
2015	21.299650	21.041834	-1.21%	0
2014	20.009278	21.299650	6.45%	0
2013	15.263152	20.009278	31.10%	0
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
2010	11.775225	12.937218	9.87%	0
2009	10.045454	11.775225	17.22%	0
2008	17.391707	10.045454	-42.24%	0
2007	17.030758	17.391707	2.12%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	27.898161	33.912253	21.56%	0
2015	30.372470	27.898161	-8.15%	65
2014	28.622684	30.372470	6.11%	70
2013	21.350842	28.622684	34.06%	72
2012	18.504473	21.350842	15.38%	87
2011	20.790175	18.504473	-10.99%	101
2010	16.861246	20.790175	23.30%	89
2009	12.134914	16.861246	38.95%	98
2008	19.391590	12.134914	-37.42%	93
2007	19.612536	19.391590	-1.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.307614	11.497657	1.68%	0
2015	11.903316	11.307614	-5.00%	0
2014	11.830678	11.903316	0.61%	0
2013	13.271943	11.830678	-10.86%	0
2012	12.689829	13.271943	4.59%	0
2011	11.658277	12.689829	8.85%	0
2010	11.386526	11.658277	2.39%	0
2009	10.606993	11.386526	7.35%	0
2008	11.065938	10.606993	-4.15%	0
2007	10.377693	11.065938	6.63%	574

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	19.602357	21.614532	10.26%	0
2015	21.398689	19.602357	-8.39%	0
2014	19.558032	21.398689	9.41%	0
2013	14.820851	19.558032	31.96%	0
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
2010	11.965688	13.270258	10.90%	0
2009	10.431155	11.965688	14.71%	0
2008	16.408735	10.431155	-36.43%	0
2007	16.922598	16.408735	-3.04%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	19.997230	23.903981	19.54%	0
2015	20.860606	19.997230	-4.14%	0
2014	18.425343	20.860606	13.22%	0
2013	14.562676	18.425343	26.52%	0
2012	12.864704	14.562676	13.20%	0
2011	13.319708	12.864704	-3.42%	0
2010	11.493844	13.319708	15.89%	0
2009	9.091242	11.493844	26.43%	0
2008	12.364782	9.091242	-26.47%	0
2007	13.012340	12.364782	-4.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.681185	10.944611	13.05%	0
2015*	10.000000	9.681185	-3.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.719189	13.871959	1.11%	0
2015	14.227890	13.719189	-3.58%	0
2014	14.330817	14.227890	-0.72%	0
2013	12.859464	14.330817	11.44%	0
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
2010	11.965655	12.792360	6.91%	0
2009*	10.000000	11.965655	19.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.138955	10.043111	9.89%	0
2015*	10.000000	9.138955	-8.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.708998	9.689801	-0.20%	0
2015*	10.000000	9.708998	-2.91%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.365422	14.512267	27.69%	0
2015	12.475068	11.365422	-8.89%	0
2014	12.126773	12.475068	2.87%	0
2013*	10.000000	12.126773	21.27%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.248298	11.500151	12.22%	0
2015	10.793489	10.248298	-5.05%	0
2014*	10.000000	10.793489	7.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	28.523542	34.932237	22.47%	0
2015	29.983536	28.523542	-4.87%	0
2014	29.284162	29.983536	2.39%	0
2013	21.366115	29.284162	37.06%	0
2012	18.954027	21.366115	12.73%	0
2011	19.350089	18.954027	-2.05%	0
2010	15.788409	19.350089	22.56%	0
2009	12.965228	15.788409	21.78%	0
2008	19.268764	12.965228	-32.71%	0
2007	19.916540	19.268764	-3.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	21.343472	23.168740	8.55%	0
2015	21.724564	21.343472	-1.75%	0
2014	19.720248	21.724564	10.16%	0
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	0
2011	13.808945	13.668613	-1.02%	7,326
2010	12.377907	13.808945	11.56%	7,326
2009	10.082386	12.377907	22.77%	9,625
2008	16.515936	10.082386	-38.95%	9,625
2007	16.152986	16.515936	2.25%	9,625
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	18.580423	19.480287	4.84%	0
2015	19.608591	18.580423	-5.24%	0
2014	18.670687	19.608591	5.02%	0
2013	15.864885	18.670687	17.69%	0
2012	14.789993	15.864885	7.27%	0
2011	13.963553	14.789993	5.92%	0
2010	12.461226	13.963553	12.06%	0
2009	10.467112	12.461226	19.05%	0
2008	15.292022	10.467112	-31.55%	0
2007	14.695545	15.292022	4.06%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	16.579198	18.860725	13.76%	0
2015	17.462272	16.579198	-5.06%	0
2014	17.694661	17.462272	-1.31%	0
2013	12.256585	17.694661	44.37%	0
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
2010	9.812493	12.502978	27.42%	0
2009	8.010644	9.812493	22.49%	0
2008	13.217414	8.010644	-39.39%	0
2007	15.297967	13.217414	-13.60%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.430071	10.007281	6.12%	0
2015	9.778829	9.430071	-3.57%	0
2014	9.982739	9.778829	-2.04%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	12.974227	12.071533	-6.96%	0
2015	14.236685	12.974227	-8.87%	0
2014	14.813894	14.236685	-3.90%	0
2013	13.098534	14.813894	13.10%	0
2012	12.223413	13.098534	7.16%	0
2011	13.280658	12.223413	-7.96%	0
2010	12.065448	13.280658	10.07%	0
2009	10.936717	12.065448	10.32%	0
2008	15.965735	10.936717	-31.50%	0
2007	14.952587	15.965735	6.78%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	11.753392	11.852969	0.85%	0
2015	12.120409	11.753392	-3.03%	0
2014	12.021639	12.120409	0.82%	0
2013	12.250619	12.021639	-1.87%	0
2012	11.492795	12.250619	6.59%	0
2011	11.568470	11.492795	-0.65%	0
2010	10.968767	11.568470	5.47%	0
2009	9.372361	10.968767	17.03%	0
2008	10.408726	9.372361	-9.96%	0
2007	10.165556	10.408726	2.39%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.180987	13.510731	2.50%	0
2015	13.605031	13.180987	-3.12%	0
2014	13.403754	13.605031	1.50%	0
2013	12.157188	13.403754	10.25%	0
2012	11.186690	12.157188	8.68%	0
2011	11.533937	11.186690	-3.01%	0
2010	10.521607	11.533937	9.62%	0
2009	8.714807	10.521607	20.73%	0
2008	11.957115	8.714807	-27.12%	0
2007	11.324246	11.957115	5.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.676281	14.094690	3.06%	0
2015	14.106147	13.676281	-3.05%	0
2014	13.846420	14.106147	1.88%	0
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	0
2011	11.605026	11.163573	-3.80%	0
2010	10.421329	11.605026	11.36%	0
2009	8.323333	10.421329	25.21%	0
2008	12.717185	8.323333	-34.55%	0
2007	11.874893	12.717185	7.09%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.261465	14.777130	3.62%	2,599
2015	14.720184	14.261465	-3.12%	2,601
2014	14.428751	14.720184	2.02%	2,603
2013	12.201574	14.428751	18.25%	2,605
2012	10.876743	12.201574	12.18%	2,607
2011	11.491638	10.876743	-5.35%	0
2010	10.180422	11.491638	12.88%	0
2009	7.967882	10.180422	27.77%	0
2008	13.231866	7.967882	-39.78%	0
2007	12.231694	13.231866	8.18%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.344215	3.44%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.839236	15.396180	30.04%	0
2015	15.338582	11.839236	-22.81%	0
2014	18.053234	15.338582	-15.04%	0
2013	14.930038	18.053234	20.92%	0
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
2010	13.657248	15.850812	16.06%	0
2009	9.501653	13.657248	43.74%	0
2008	21.397269	9.501653	-55.59%	0
2007	15.085922	21.397269	41.84%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	18.845245	21.607502	14.66%	0
2015	20.204740	18.845245	-6.73%	0
2014	19.122575	20.204740	5.66%	0
2013	15.358794	19.122575	24.51%	0
2012	13.472027	15.358794	14.01%	0
2011	13.740960	13.472027	-1.96%	0
2010	12.276191	13.740960	11.93%	0
2009	9.704024	12.276191	26.51%	0
2008	17.422948	9.704024	-44.30%	0
2007	17.665851	17.422948	-1.37%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.163925	11.64%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	22.632815	22.167176	-2.06%	0
2015	21.736225	22.632815	4.12%	0
2014	20.102552	21.736225	8.13%	0
2013	15.175568	20.102552	32.47%	0
2012	13.619905	15.175568	11.42%	0
2011	13.987258	13.619905	-2.63%	0
2010	11.593758	13.987258	20.64%	0
2009	9.301945	11.593758	24.64%	0
2008	18.126134	9.301945	-48.68%	0
2007	14.694842	18.126134	23.35%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.893772	12.104156	1.77%	0
2015	12.315943	11.893772	-3.43%	774
2014	11.972117	12.315943	2.87%	830
2013	12.551260	11.972117	-4.61%	866
2012	12.203278	12.551260	2.85%	3,845
2011	11.704638	12.203278	4.26%	8,347
2010	11.173654	11.704638	4.75%	9,121
2009	9.934979	11.173654	12.47%	9,780
2008	10.565928	9.934979	-5.97%	9,266
2007	10.423767	10.565928	1.36%	8,518
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	30.999745	33.796300	9.02%	0
2015	32.354361	30.999745	-4.19%	0
2014	31.328478	32.354361	3.27%	0
2013	23.672861	31.328478	32.34%	0
2012	21.216573	23.672861	11.58%	526
2011	24.433783	21.216573	-13.17%	561
2010	19.510775	24.433783	25.23%	510
2009	14.333549	19.510775	36.12%	577
2008	24.368547	14.333549	-41.18%	574
2007	21.694933	24.368547	12.32%	81
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	19.400715	17.902030	-7.72%	0
2015	19.283043	19.400715	0.61%	38
2014	21.589181	19.283043	-10.68%	0
2013	17.028241	21.589181	26.78%	0
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
2010	16.414558	18.039374	9.90%	0
2009	13.351915	16.414558	22.94%	0
2008	24.463153	13.351915	-45.42%	0
2007	21.460084	24.463153	13.99%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	25.705272	27.360296	6.44%	0
2015	27.261329	25.705272	-5.71%	0
2014	26.277621	27.261329	3.74%	0
2013	20.723478	26.277621	26.80%	0
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	5,754
2010	15.358918	18.900152	23.06%	5,754
2009	10.034168	15.358918	53.07%	7,592
2008	21.149754	10.034168	-52.56%	7,592
2007	20.596731	21.149754	2.69%	7,592
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.588450	11.673349	10.25%	0
2015	11.591385	10.588450	-8.65%	0
2014	11.571275	11.591385	0.17%	0
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0
2010	8.296998	8.910079	7.39%	0
2009	6.539981	8.296998	26.87%	0
2008*	10.000000	6.539981	-34.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.388644	13.759756	11.07%	0
2015	13.684822	12.388644	-9.47%	0
2014	13.430224	13.684822	1.90%	0
2013	12.101537	13.430224	10.98%	0
2012	11.029792	12.101537	9.72%	0
2011	11.059863	11.029792	-0.27%	0
2010	10.077763	11.059863	9.75%	0
2009	7.630509	10.077763	32.07%	0
2008	11.137362	7.630509	-31.49%	0
2007	11.022190	11.137362	1.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	20.709682	23.408963	13.03%	0
2015	22.067570	20.709682	-6.15%	0
2014	20.838861	22.067570	5.90%	0
2013	16.497029	20.838861	26.32%	0
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	7,464
2010	12.469314	14.652709	17.51%	7,464
2009	10.909972	12.469314	14.29%	9,750
2008	15.365816	10.909972	-29.00%	9,750
2007	16.214108	15.365816	-5.23%	9,750

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	25.627330	32.498865	26.81%	0
2015	28.410293	25.627330	-9.80%	112
2014	29.003289	28.410293	-2.04%	116
2013	21.856586	29.003289	32.70%	116
2012	18.955753	21.856586	15.30%	573
2011	20.221199	18.955753	-6.26%	1,553
2010	16.190962	20.221199	24.89%	1,426
2009	12.870717	16.190962	25.80%	1,544
2008	19.728948	12.870717	-34.76%	0
2007	20.752566	19.728948	-4.93%	57
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.254047	8.298485	14.40%	0
2015	9.263933	7.254047	-21.70%	0
2014*	10.000000	9.263933	-7.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	17.396099	18.160860	4.40%	0
2015	19.100876	17.396099	-8.93%	62
2014	22.067555	19.100876	-13.44%	57
2013	18.424145	22.067555	19.78%	0
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
2010	17.407987	18.381177	5.59%	0
2009	13.041659	17.407987	33.48%	0
2008	22.458993	13.041659	-41.93%	0
2007	19.974229	22.458993	12.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.937493	8.961580	0.27%	0
2015	9.588930	8.937493	-6.79%	0
2014	9.667697	9.588930	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.409809	10.579732	1.63%	0
2015	11.347886	10.409809	-8.27%	0
2014	11.208582	11.347886	1.24%	0
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.931461	9.627162	-3.06%	0
2015	10.011480	9.931461	-0.80%	0
2014	9.821094	10.011480	1.94%	0
2013*	10.000000	9.821094	-1.79%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.991637	13.903734	-0.63%	0
2015	13.713746	13.991637	2.03%	0
2014	13.016556	13.713746	5.36%	0
2013	9.559538	13.016556	36.16%	0
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.683304	12.878328	10.23%	0
2015	12.531685	11.683304	-6.77%	0
2014	12.351241	12.531685	1.46%	0
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.258623	12.988718	-2.04%	0
2015	13.472245	13.258623	-1.59%	0
2014	12.844014	13.472245	4.89%	0
2013	9.653258	12.844014	33.05%	0
2012*	10.000000	9.653258	-3.47%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.107421	12.439622	-5.09%	0
2015	14.682970	13.107421	-10.73%	0
2014	15.912925	14.682970	-7.73%	0
2013	13.056230	15.912925	21.88%	0
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0
2010	11.757011	12.445025	5.85%	0
2009*	10.000000	11.757011	17.57%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.428405	11.802344	13.17%	0
2015	11.451778	10.428405	-8.94%	0
2014	11.537704	11.451778	-0.74%	0
2013	10.720073	11.537704	7.63%	0
2012*	10.000000	10.720073	7.20%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.177644	12.587291	3.36%	0
2015	13.269801	12.177644	-8.23%	0
2014	12.630120	13.269801	5.06%	0
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	20.151803	20.477983	1.62%	0
2015	20.605181	20.151803	-2.20%	0
2014	19.545002	20.605181	5.42%	0
2013	16.749665	19.545002	16.69%	0
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
2010	14.590066	15.364795	5.31%	0
2009	11.927914	14.590066	22.32%	0
2008	14.589620	11.927914	-18.24%	0
2007	13.583739	14.589620	7.41%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.699728	9.658130	-0.43%	0
2015*	10.000000	9.699728	-3.00%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	28.250106	28.052087	-0.70%	0
2015	25.911061	28.250106	9.03%	0
2014	24.525915	25.911061	5.65%	0
2013	19.238347	24.525915	27.48%	0
2012	15.947973	19.238347	20.63%	0
2011	17.594225	15.947973	-9.36%	0
2010	16.964411	17.594225	3.71%	0
2009	11.928288	16.964411	42.22%	0
2008	21.992318	11.928288	-45.76%	0
2007	16.527481	21.992318	33.07%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.131063	15.671380	10.90%	0
2015	13.864196	14.131063	1.92%	0
2014	13.017422	13.864196	6.50%	0
2013	9.871180	13.017422	31.87%	0
2012*	10.000000	9.871180	-1.29%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	22.921736	20.829621	-9.13%	0
2015	25.806181	22.921736	-11.18%	0
2014	30.143304	25.806181	-14.39%	0
2013	27.080251	30.143304	11.31%	0
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
2010	30.612397	37.277050	21.77%	0
2009	17.551188	30.612397	74.42%	0
2008	37.724227	17.551188	-53.48%	0
2007	30.258284	37.724227	24.67%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.055619	8.300923	17.65%	0
2015	9.061575	7.055619	-22.14%	0
2014	9.755962	9.061575	-7.12%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.887254	-1.13%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.974880	12.690708	5.98%	0
2015	12.564190	11.974880	-4.69%	0
2014	13.944816	12.564190	-9.90%	0
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	23.464375	26.004667	10.83%	0
2015	24.317889	23.464375	-3.51%	208
2014	22.655581	24.317889	7.34%	223
2013	17.153877	22.655581	32.07%	252
2012	15.198871	17.153877	12.86%	1,831
2011	15.676882	15.198871	-3.05%	12,261
2010	14.471843	15.676882	8.33%	12,110
2009	12.133930	14.471843	19.27%	13,319
2008	18.523527	12.133930	-34.49%	9,154
2007	17.678233	18.523527	4.78%	9,154
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.597214	14.764969	1.15%	0
2015	14.095941	14.597214	3.56%	0
2014	14.310126	14.095941	-1.50%	0
2013	11.510882	14.310126	24.32%	0
2012	10.194682	11.510882	12.91%	0
2011	10.655694	10.194682	-4.33%	0
2010*	10.000000	10.655694	6.56%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.640937	9.939576	3.10%	0
2015*	10.000000	9.640937	-3.59%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	11.017543	11.360772	3.12%	0
2015	11.406593	11.017543	-3.41%	0
2014	10.887376	11.406593	4.77%	0
2013	11.243256	10.887376	-3.17%	0
2012	10.572210	11.243256	6.35%	0
2011	10.297221	10.572210	2.67%	0
2010	9.893506	10.297221	4.08%	0
2009	9.286446	9.893506	6.54%	0
2008	10.647654	9.286446	-12.78%	8,290
2007	10.391171	10.647654	2.47%	6,422

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	18.732878	20.177895	7.71%	0
2015	19.461776	18.732878	-3.75%	0
2014	19.420028	19.461776	0.21%	0
2013	21.852038	19.420028	-11.13%	0
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
2010	17.103885	18.282239	6.89%	0
2009	13.496131	17.103885	26.73%	0
2008	16.297972	13.496131	-17.19%	0
2007	15.729544	16.297972	3.61%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.153143	9.130462	11.99%	0
2015*	10.000000	8.153143	-18.47%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.390243	15.559612	8.13%	0
2015	15.915156	14.390243	-9.58%	0
2014	16.684473	15.915156	-4.61%	0
2013	12.984803	16.684473	28.49%	0
2012	10.872183	12.984803	19.43%	0
2011	11.264437	10.872183	-3.48%	0
2010*	10.000000	11.264437	12.64%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.473156	22.802262	17.10%	0
2015	20.922415	19.473156	-6.93%	0
2014	19.018392	20.922415	10.01%	0
2013	14.829072	19.018392	28.25%	0
2012	13.303976	14.829072	11.46%	1,327
2011	13.592286	13.303976	-2.12%	1,509
2010	12.332886	13.592286	10.21%	1,463
2009*	10.000000	12.332886	23.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.872642	13.667360	6.17%	7,907
2015	13.087481	12.872642	-1.64%	8,085
2014	12.798162	13.087481	2.26%	9,578
2013	10.657965	12.798162	20.08%	11,995
2012	9.456812	10.657965	12.70%	14,182
2011	9.619337	9.456812	-1.69%	60,700
2010	8.816436	9.619337	9.11%	77,704
2009	7.334447	8.816436	20.21%	78,466
2008	10.723491	7.334447	-31.60%	56,249
2007	10.374193	10.723491	3.37%	6,174

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.206281	10.205140	-0.01%	10,071
2015	10.503007	10.206281	-2.83%	10,538
2014	10.271972	10.503007	2.25%	11,997
2013	10.824807	10.271972	-5.11%	14,813
2012	10.588585	10.824807	2.23%	17,555
2011	10.281906	10.588585	2.98%	57,459
2010	9.959707	10.281906	3.24%	70,555
2009	9.117726	9.959707	9.23%	70,793
2008	10.386521	9.117726	-12.22%	53,873
2007	10.356442	10.386521	0.29%	6,684
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.364591	14.018342	-2.41%	0
2015	13.842355	14.364591	3.77%	0
2014	13.955716	13.842355	-0.81%	0
2013	11.137993	13.955716	25.30%	0
2012	9.367067	11.137993	18.91%	0
2011	10.603869	9.367067	-11.66%	0
2010	9.781346	10.603869	8.41%	0
2009	7.091912	9.781346	37.92%	0
2008	11.866415	7.091912	-40.24%	0
2007	10.654381	11.866415	11.38%	68
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.721406	14.577106	6.24%	0
2015	13.236936	13.721406	3.66%	83
2014	12.575824	13.236936	5.26%	93
2013	9.961644	12.575824	26.24%	97
2012	8.712083	9.961644	14.34%	1,477
2011	9.384127	8.712083	-7.16%	1,652
2010	8.151395	9.384127	15.12%	1,602
2009	6.030294	8.151395	35.17%	1,650
2008	11.098840	6.030294	-45.67%	1,558
2007	10.184907	11.098840	8.97%	211
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.990893	12.975019	8.21%	8,751
2015	12.178676	11.990893	-1.54%	9,351
2014	11.343599	12.178676	7.36%	11,260
2013	8.758641	11.343599	29.51%	14,766
2012	7.682165	8.758641	14.01%	18,403
2011	8.067167	7.682165	-4.77%	76,536
2010	7.463240	8.067167	8.09%	96,422
2009	5.863065	7.463240	27.29%	96,202
2008	9.719606	5.863065	-39.68%	68,746
2007*	10.000000	9.719606	-2.80%	7,115

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	19.880757	22.768466	14.53%	0
2015	21.834218	19.880757	-8.95%	93
2014	20.580040	21.834218	6.09%	93
2013	15.616456	20.580040	31.78%	102
2012	13.568708	15.616456	15.09%	116
2011	14.294655	13.568708	-5.08%	150
2010	12.712412	14.294655	12.45%	144
2009	10.175323	12.712412	24.93%	127
2008	16.641374	10.175323	-38.86%	131
2007	17.545479	16.641374	-5.15%	1,829
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.221361	9.249454	0.30%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.649291	11.554430	8.50%	0
2015	11.290277	10.649291	-5.68%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.489136	11.113132	5.95%	0
2015	10.962277	10.489136	-4.32%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	16.754926	18.630954	11.20%	0
2015	17.662807	16.754926	-5.14%	0
2014	17.683315	17.662807	-0.12%	0
2013	16.956139	17.683315	4.29%	0
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0
2010	13.635810	15.028500	10.21%	0
2009	9.588764	13.635810	42.21%	0
2008	13.671531	9.588764	-29.86%	0
2007	13.611774	13.671531	0.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.594372	12.823343	10.60%	0
2015	12.047610	11.594372	-3.76%	0
2014	11.607838	12.047610	3.79%	0
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0
2010	7.544861	8.479501	12.39%	0
2009	5.064119	7.544861	48.99%	0
2008*	10.000000	5.064119	-49.36%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.447847	14.423353	7.25%	0
2015	13.864848	13.447847	-3.01%	365
2014	12.881167	13.864848	7.64%	389
2013	9.544982	12.881167	34.95%	438
2012	8.798795	9.544982	8.48%	2,704
2011	9.338170	8.798795	-5.78%	7,085
2010	7.759049	9.338170	20.35%	6,965
2009	6.068531	7.759049	27.86%	8,970
2008*	10.000000	6.068531	-39.31%	9,382
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.249240	11.874023	5.55%	0
2015	11.755756	11.249240	-4.31%	0
2014	11.550190	11.755756	1.78%	0
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	0
2011	8.878058	8.096028	-8.81%	0
2010	7.928995	8.878058	11.97%	0
2009	6.301009	7.928995	25.84%	0
2008*	10.000000	6.301009	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.195091	11.570908	3.36%	4,101
2015	11.617030	11.195091	-3.63%	5,194
2014	11.435698	11.617030	1.59%	5,197
2013	10.239996	11.435698	11.68%	15,803
2012	9.466861	10.239996	8.17%	23,250
2011	9.851534	9.466861	-3.90%	21,345
2010	9.161073	9.851534	7.54%	21,360
2009	7.849688	9.161073	16.71%	17,621
2008*	10.000000	7.849688	-21.50%	6,684
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.377803	11.894251	4.54%	0
2015	11.838874	11.377803	-3.89%	0
2014	11.609557	11.838874	1.98%	0
2013	9.830754	11.609557	18.09%	0
2012	8.882021	9.830754	10.68%	0
2011	9.444268	8.882021	-5.95%	0
2010	8.627368	9.444268	9.47%	0
2009	7.133822	8.627368	20.94%	0
2008*	10.000000	7.133822	-28.66%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.589072	10.790316	1.90%	0
2015	10.952148	10.589072	-3.32%	0
2014	10.881439	10.952148	0.65%	0
2013	10.646718	10.881439	2.20%	0
2012	10.169066	10.646718	4.70%	0
2011	10.294614	10.169066	-1.22%	7,921
2010	9.896341	10.294614	4.02%	8,230
2009	8.989941	9.896341	10.08%	0
2008*	10.000000	8.989941	-10.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.962667	10.243596	2.82%	0
2015	10.687588	9.962667	-6.78%	0
2014	10.730373	10.687588	-0.40%	0
2013*	10.000000	10.730373	7.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.906441	10.249066	3.46%	0
2015	10.692375	9.906441	-7.35%	0
2014	10.867679	10.692375	-1.61%	0
2013*	10.000000	10.867679	8.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.312909	11.762217	3.97%	5,426
2015	11.740070	11.312909	-3.64%	6,706
2014	11.526693	11.740070	1.85%	6,709
2013	10.045704	11.526693	14.74%	6,712
2012	9.179039	10.045704	9.44%	0
2011	9.648622	9.179039	-4.87%	0
2010	8.894643	9.648622	8.48%	0
2009	7.488515	8.894643	18.78%	253
2008*	10.000000	7.488515	-25.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.295641	11.838016	4.80%	0
2015	11.774747	11.295641	-4.07%	0
2014	11.561666	11.774747	1.84%	0
2013	9.551402	11.561666	21.05%	0
2012	8.558601	9.551402	11.60%	0
2011	9.217214	8.558601	-7.15%	0
2010	8.351413	9.217214	10.37%	0
2009	6.773928	8.351413	23.29%	0
2008*	10.000000	6.773928	-32.26%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.034723	11.393295	3.25%	0
2015	11.451296	11.034723	-3.64%	0
2014	11.295860	11.451296	1.38%	946
2013	10.425646	11.295860	8.35%	1,982
2012	9.727582	10.425646	7.18%	1,984
2011	10.013747	9.727582	-2.86%	6,464
2010	9.429143	10.013747	6.20%	9,247
2009	8.226353	9.429143	14.62%	7,253
2008*	10.000000	8.226353	-17.74%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.902217	11.151082	2.28%	0
2015	11.292689	10.902217	-3.46%	0
2014	11.075888	11.292689	1.96%	0
2013	11.618896	11.075888	-4.67%	0
2012	11.099266	11.618896	4.68%	2,538
2011	10.725597	11.099266	3.48%	7,030
2010	10.312850	10.725597	4.00%	7,609
2009	9.750412	10.312850	5.77%	8,055
2008*	10.000000	9.750412	-2.50%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.857518	11.935366	0.66%	0
2015	12.237358	11.857518	-3.10%	775
2014	11.979229	12.237358	2.15%	832
2013	12.556286	11.979229	-4.60%	868
2012	12.035605	12.556286	4.33%	814
2011	11.651356	12.035605	3.30%	0
2010	11.064523	11.651356	5.30%	0
2009	9.756196	11.064523	13.41%	0
2008*	10.000000	9.756196	-2.44%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	21.710971	22.729689	4.69%	0
2015	26.610764	21.710971	-18.41%	0
2014	28.982159	26.610764	-8.18%	0
2013	29.628823	28.982159	-2.18%	0
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0
2010	30.549234	34.490757	12.90%	0
2009	19.231549	30.549234	58.85%	0
2008	46.937362	19.231549	-59.03%	0
2007	33.194913	46.937362	41.40%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.016045	10.809988	-1.87%	0
2015	11.322440	11.016045	-2.71%	832
2014	11.116730	11.322440	1.85%	902
2013	11.895963	11.116730	-6.55%	927
2012	11.852032	11.895963	0.37%	3,553
2011	11.344430	11.852032	4.47%	7,205
2010	11.115694	11.344430	2.06%	7,841
2009	11.113588	11.115694	0.02%	8,964
2008	10.592482	11.113588	4.92%	10,414
2007	10.150136	10.592482	4.36%	8,716
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.282325	8.068177	-2.59%	0
2015	8.503410	8.282325	-2.60%	1,065
2014	8.730400	8.503410	-2.60%	1,136
2013	8.963449	8.730400	-2.60%	1,126
2012	9.203380	8.963449	-2.61%	3,464
2011	9.448369	9.203380	-2.59%	4,408
2010	9.700568	9.448369	-2.60%	4,587
2009	9.955338	9.700568	-2.56%	15,920
2008	10.015402	9.955338	-0.60%	3,519
2007	9.813885	10.015402	2.05%	4,066
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.711785	7.559422	-1.98%	0
2015	8.181219	7.711785	-5.74%	0
2014	8.460533	8.181219	-3.30%	0
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	0
2011	7.510337	6.583830	-12.34%	0
2010	6.823369	7.510337	10.07%	0
2009	5.411724	6.823369	26.08%	0
2008*	10.000000	5.411724	-45.88%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.426500	8.250937	-2.08%	0
2015	8.773354	8.426500	-3.95%	0
2014	9.601742	8.773354	-8.63%	0
2013	8.146296	9.601742	17.87%	0
2012	7.075612	8.146296	15.13%	0
2011	8.335292	7.075612	-15.11%	0
2010	7.968097	8.335292	4.61%	0
2009	6.360992	7.968097	25.27%	0
2008	11.476395	6.360992	-44.57%	0
2007	10.772989	11.476395	6.53%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	20.495842	21.854654	6.63%	0
2015	21.255167	20.495842	-3.57%	0
2014	20.786300	21.255167	2.26%	0
2013	16.771181	20.786300	23.94%	0
2012	14.857114	16.771181	12.88%	0
2011	15.877168	14.857114	-6.42%	0
2010	14.220356	15.877168	11.65%	7,514
2009	11.477467	14.220356	23.90%	62,956
2008	18.659137	11.477467	-38.49%	227,672
2007	18.082559	18.659137	3.19%	235,666
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.013700	14.510684	3.55%	0
2015	14.412837	14.013700	-2.77%	0
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
2010	11.437364	12.233475	6.96%	0
2009*	10.000000	11.437364	14.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.950874	16.739788	4.95%	0
2015	16.464270	15.950874	-3.12%	0
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
2010	11.991854	13.085470	9.12%	0
2009*	10.000000	11.991854	19.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.041308	12.229188	1.56%	0
2015	12.330113	12.041308	-2.34%	0
2014	12.185198	12.330113	1.19%	0
2013	11.933852	12.185198	2.11%	0
2012	11.650234	11.933852	2.43%	0
2011	11.619881	11.650234	0.26%	0
2010	11.266121	11.619881	3.14%	0
2009	10.603544	11.266121	6.25%	1,184
2008	11.584345	10.603544	-8.47%	1,197
2007	11.287846	11.584345	2.63%	1,224
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.937494	10.232344	2.97%	0
2015	10.544575	9.937494	-5.76%	0
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.875928	10.288538	4.18%	0
2015	10.557140	9.875928	-6.45%	0
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	16.472461	17.191493	4.37%	7,034
2015	16.968999	16.472461	-2.93%	7,397
2014	16.563769	16.968999	2.45%	7,757
2013	14.581305	16.563769	13.60%	0
2012	13.510682	14.581305	7.92%	14,671
2011	13.876159	13.510682	-2.63%	2,496
2010	12.844527	13.876159	8.03%	4,587
2009	11.069232	12.844527	16.04%	7,006
2008	14.797398	11.069232	-25.19%	20,243
2007	14.380679	14.797398	2.90%	69,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	18.817455	19.884206	5.67%	0
2015	19.461870	18.817455	-3.31%	0
2014	19.037701	19.461870	2.23%	0
2013	15.971638	19.037701	19.20%	0
2012	14.415365	15.971638	10.80%	0
2011	15.120964	14.415365	-4.67%	9,985
2010	13.758500	15.120964	9.90%	9,987
2009	11.355813	13.758500	21.16%	11,187
2008	16.994057	11.355813	-33.18%	37,884
2007	16.439116	16.994057	3.38%	39,250
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.328110	14.752552	2.96%	0
2015	14.715103	14.328110	-2.63%	0
2014	14.424275	14.715103	2.02%	0
2013	13.402655	14.424275	7.62%	0
2012	12.737218	13.402655	5.22%	3,338
2011	12.812179	12.737218	-0.59%	6,386
2010	12.121687	12.812179	5.70%	6,679
2009	10.863376	12.121687	11.58%	4,821
2008	13.128611	10.863376	-17.25%	14,149
2007	12.734782	13.128611	3.09%	22,463
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.256164	21.393352	0.65%	0
2015	20.819548	21.256164	2.10%	44
2014	19.689439	20.819548	5.74%	49
2013	14.832631	19.689439	32.74%	53
2012	12.860314	14.832631	15.34%	59
2011	13.540749	12.860314	-5.03%	68
2010	12.810888	13.540749	5.70%	67
2009*	10.000000	12.810888	28.11%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.410212	9.949731	5.73%	0
2015	9.883541	9.410212	-4.79%	0
2014*	10.000000	9.883541	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.830370	10.537373	7.19%	0
2015	10.078555	9.830370	-2.46%	0
2014*	10.000000	10.078555	0.79%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	28.250724	33.101708	17.17%	0
2015	29.759071	28.250724	-5.07%	0
2014	27.923026	29.759071	6.58%	0
2013	21.547076	27.923026	29.59%	0
2012	18.832877	21.547076	14.41%	0
2011	19.839428	18.832877	-5.07%	0
2010	16.139601	19.839428	22.92%	0
2009	12.116836	16.139601	33.20%	0
2008	19.580857	12.116836	-38.12%	0
2007	18.693280	19.580857	4.75%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	12.656983	13.394873	5.83%	0
2015	13.381665	12.656983	-5.42%	0
2014	13.225246	13.381665	1.18%	0
2013	13.732727	13.225246	-3.70%	0
2012	12.561438	13.732727	9.32%	0
2011	12.218009	12.561438	2.81%	0
2010	11.343094	12.218009	7.71%	0
2009	9.363030	11.343094	21.15%	0
2008	11.622764	9.363030	-19.44%	0
2007	11.407126	11.622764	1.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.602467	9.122272	-5.00%	0
2015	9.923816	9.602467	-3.24%	405
2014	10.328421	9.923816	-3.92%	409
2013	8.758056	10.328421	17.93%	424
2012	7.784223	8.758056	12.51%	2,189
2011	8.842687	7.784223	-11.97%	5,483
2010	7.977230	8.842687	10.85%	5,000
2009	6.017406	7.977230	32.57%	6,578
2008*	10.000000	6.017406	-39.83%	5,649

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.478204	12.760093	2.26%	0
2015	13.534984	12.478204	-7.81%	0
2014	15.385310	13.534984	-12.03%	0
2013	13.049055	15.385310	17.90%	0
2012	11.446716	13.049055	14.00%	0
2011	14.059710	11.446716	-18.58%	0
2010	13.631188	14.059710	3.14%	0
2009	10.806358	13.631188	26.14%	0
2008	20.731261	10.806358	-47.87%	0
2007	20.726461	20.731261	0.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.307981	13.220890	-0.65%	0
2015	13.248598	13.307981	0.45%	442
2014	12.349020	13.248598	7.28%	485
2013	9.432408	12.349020	30.92%	556
2012	8.338849	9.432408	13.11%	1,564
2011	8.846962	8.338849	-5.74%	3,110
2010	7.873662	8.846962	12.36%	3,125
2009	6.249471	7.873662	25.99%	3,367
2008*	10.000000	6.249471	-37.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.828121	13.370133	13.04%	0
2015	12.576107	11.828121	-5.95%	0
2014	11.712114	12.576107	7.38%	0
2013	8.905282	11.712114	31.52%	0
2012	7.775680	8.905282	14.53%	0
2011	8.500779	7.775680	-8.53%	0
2010	7.740890	8.500779	9.82%	0
2009	6.237682	7.740890	24.10%	0
2008*	10.000000	6.237682	-37.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.883895	13.309795	3.31%	0
2015	13.273765	12.883895	-2.94%	362
2014	13.139397	13.273765	1.02%	413
2013	9.732578	13.139397	35.00%	421
2012	8.716502	9.732578	11.66%	1,424
2011	9.365612	8.716502	-6.93%	3,105
2010	7.602974	9.365612	23.18%	3,048
2009	6.160584	7.602974	23.41%	3,423
2008*	10.000000	6.160584	-38.39%	3,175

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.102240	17.298899	14.55%	0
2015	15.966170	15.102240	-5.41%	315
2014	14.008111	15.966170	13.98%	347
2013	10.599994	14.008111	32.15%	398
2012	9.354535	10.599994	13.31%	1,624
2011	9.832003	9.354535	-4.86%	3,836
2010	8.437709	9.832003	16.52%	3,711
2009	6.639822	8.437709	27.08%	3,092
2008*	10.000000	6.639822	-33.60%	5,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	19.324926	20.340704	5.26%	0
2015	19.736330	19.324926	-2.08%	0
2014	19.761641	19.736330	-0.13%	0
2013	14.094256	19.761641	40.21%	0
2012	12.795997	14.094256	10.15%	0
2011	13.251036	12.795997	-3.43%	0
2010	10.874426	13.251036	21.86%	0
2009	8.778226	10.874426	23.88%	0
2008	16.858525	8.778226	-47.93%	0
2007	15.809103	16.858525	6.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	27.094823	33.152643	22.36%	0
2015	29.685278	27.094823	-8.73%	0
2014	28.546468	29.685278	3.99%	0
2013	20.930630	28.546468	36.39%	0
2012	17.863400	20.930630	17.17%	0
2011	19.397167	17.863400	-7.91%	0
2010	15.745826	19.397167	23.19%	0
2009	12.844595	15.745826	22.59%	0
2008	19.480424	12.844595	-34.06%	0
2007	21.562310	19.480424	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	25.000602	29.842456	19.37%	0
2015	26.163925	25.000602	-4.45%	0
2014	26.713928	26.163925	-2.06%	0
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	191
2011	18.951066	17.388005	-8.25%	222
2010	15.567702	18.951066	21.73%	207
2009	11.889701	15.567702	30.93%	216
2008	19.803271	11.889701	-39.96%	220
2007	19.956821	19.803271	-0.77%	14

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	18.999812	20.572263	8.28%	0
2015	19.378763	18.999812	-1.96%	310
2014	17.793491	19.378763	8.91%	328
2013	13.967595	17.793491	27.39%	379
2012	12.596966	13.967595	10.88%	1,707
2011	12.883817	12.596966	-2.23%	4,302
2010	11.682638	12.883817	10.28%	4,222
2009	9.553071	11.682638	22.29%	4,445
2008	16.798966	9.553071	-43.13%	6,054
2007	15.987862	16.798966	5.07%	3,445
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.920828	12.445257	4.40%	0
2015	12.973442	11.920828	-8.11%	0
2014	10.356813	12.973442	25.26%	0
2013	10.353733	10.356813	0.03%	0
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
2010	7.035521	8.896433	26.45%	0
2009	5.534638	7.035521	27.12%	0
2008*	10.000000	5.534638	-44.65%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.556460	13.624780	8.51%	0
2015	12.771234	12.556460	-1.68%	0
2014	11.595703	12.771234	10.14%	0
2013*	10.000000	11.595703	15.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.370997	9.355460	-0.17%	0
2015	9.654103	9.370997	-2.93%	884
2014	9.863089	9.654103	-2.12%	939
2013	10.115717	9.863089	-2.50%	951
2012	10.032936	10.115717	0.83%	909
2011	10.168035	10.032936	-1.33%	0
2010	10.192799	10.168035	-0.24%	0
2009	9.770217	10.192799	4.33%	0
2008*	10.000000	9.770217	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.754085	13.838963	17.74%	0
2015	12.687297	11.754085	-7.36%	0
2014	12.458930	12.687297	1.83%	0
2013*	10.000000	12.458930	24.59%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.907011	12.712503	-1.51%	0
2015	13.789913	12.907011	-6.40%	437
2014	15.413932	13.789913	-10.54%	424
2013	13.177348	15.413932	16.97%	425
2012	11.315984	13.177348	16.45%	1,653
2011	13.266228	11.315984	-14.70%	3,776
2010	12.807341	13.266228	3.58%	3,230
2009*	10.000000	12.807341	28.07%	3,951
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	11.944459	11.423460	-4.36%	0
2015	12.078778	11.944459	-1.11%	0
2014	12.821029	12.078778	-5.79%	0
2013	11.170896	12.821029	14.77%	0
2012	9.680763	11.170896	15.39%	0
2011	11.336907	9.680763	-14.61%	0
2010	9.539129	11.336907	18.85%	0
2009	7.281010	9.539129	31.01%	0
2008	13.957176	7.281010	-47.83%	0
2007	13.885664	13.957176	0.52%	2,503
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	25.682945	26.058114	1.46%	0
2015	26.108878	25.682945	-1.63%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	8.909635	8.784428	-1.41%	0
2015	9.130686	8.909635	-2.42%	237
2014	9.317593	9.130686	-2.01%	257
2013	9.507680	9.317593	-2.00%	246
2012	9.332363	9.507680	1.88%	4,236
2011	9.553200	9.332363	-2.31%	8,278
2010	9.315852	9.553200	2.55%	8,600
2009	8.439710	9.315852	10.38%	8,897
2008	10.009175	8.439710	-15.68%	13,673
2007	9.809727	10.009175	2.03%	9,029
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	20.873649	22.337633	7.01%	0
2015	21.530690	20.873649	-3.05%	0
2014	20.026290	21.530690	7.51%	0
2013	14.941889	20.026290	34.03%	0
2012	13.823909	14.941889	8.09%	0
2011	14.643282	13.823909	-5.60%	0
2010	12.237008	14.643282	19.66%	0
2009	9.559484	12.237008	28.01%	0
2008	16.208287	9.559484	-41.02%	0
2007	15.465846	16.208287	4.80%	4,516

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	26.382545	25.658039	-2.75%	0
2015	26.127371	26.382545	0.98%	0
2014	26.284467	26.127371	-0.60%	0
2013	21.250108	26.284467	23.69%	0
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
2010	17.965326	20.246476	12.70%	0
2009	13.235979	17.965326	35.73%	0
2008	22.775693	13.235979	-41.89%	0
2007	22.046369	22.775693	3.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.317749	9.644779	3.51%	0
2015	9.810985	9.317749	-5.03%	0
2014	9.828009	9.810985	-0.17%	0
2013	10.127545	9.828009	-2.96%	0
2012*	10.000000	10.127545	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.992310	8.521284	-5.24%	0
2015	8.954265	8.992310	0.42%	0
2014*	10.000000	8.954265	-10.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	20.662199	22.400486	8.41%	0
2015	20.574549	20.662199	0.43%	55
2014	19.133719	20.574549	7.53%	60
2013	14.945495	19.133719	28.02%	65
2012	13.159590	14.945495	13.57%	1,233
2011	13.552772	13.159590	-2.90%	4,161
2010	12.013089	13.552772	12.82%	4,096
2009	9.636227	12.013089	24.67%	3,715
2008	16.120808	9.636227	-40.22%	5,629
2007	15.893678	16.120808	1.43%	3,489
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	28.524157	32.694852	14.62%	0
2015	31.186156	28.524157	-8.54%	19
2014	28.676483	31.186156	8.75%	21
2013	20.936347	28.676483	36.97%	21
2012	18.268420	20.936347	14.60%	26
2011	19.212979	18.268420	-4.92%	31
2010	16.029546	19.212979	19.86%	29
2009	12.023122	16.029546	33.32%	30
2008	19.912258	12.023122	-39.62%	1,077
2007	20.735496	19.912258	-3.97%	695

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.886487	9.773197	9.98%	0
2015	10.046919	8.886487	-11.55%	0
2014	10.268426	10.046919	-2.16%	0
2013	10.531031	10.268426	-2.49%	0
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.522889	9.398834	10.28%	0
2015	8.962371	8.522889	-4.90%	0
2014	9.074154	8.962371	-1.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.985934	10.009419	0.24%	0
2015	11.045023	9.985934	-9.59%	0
2014	11.305836	11.045023	-2.31%	0
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0
2010	10.774944	11.478392	6.53%	0
2009*	10.000000	10.774944	7.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.487216	10.348591	-1.32%	0
2015	10.744724	10.487216	-2.40%	265
2014	10.949607	10.744724	-1.87%	282
2013	11.268065	10.949607	-2.83%	286
2012	10.940559	11.268065	2.99%	1,052
2011	11.119730	10.940559	-1.61%	2,154
2010	10.853711	11.119730	2.45%	2,243
2009*	10.000000	10.853711	8.54%	2,333
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.025429	0.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.003625	9.995981	-0.08%	0
2015	10.236304	10.003625	-2.27%	0
2014	10.089088	10.236304	1.46%	0
2013	10.575532	10.089088	-4.60%	0
2012	9.916475	10.575532	6.65%	0
2011*	10.000000	9.916475	-0.84%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	16.280520	18.239916	12.04%	0
2015	18.075943	16.280520	-9.93%	0
2014	16.759664	18.075943	7.85%	0
2013	12.682113	16.759664	32.15%	0
2012	10.929761	12.682113	16.03%	0
2011	11.767147	10.929761	-7.12%	0
2010	10.562374	11.767147	11.41%	0
2009	8.353877	10.562374	26.44%	0
2008	13.991778	8.353877	-40.29%	0
2007	15.290861	13.991778	-8.50%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.278820	2.79%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	15.392259	14.625267	-4.98%	0
2015	15.781091	15.392259	-2.46%	0
2014	17.380480	15.781091	-9.20%	0
2013	13.933044	17.380480	24.74%	0
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
2010	13.533018	14.503041	7.17%	0
2009	11.148177	13.533018	21.39%	0
2008	20.422336	11.148177	-45.41%	0
2007	19.351390	20.422336	5.53%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.432923	25.597405	-13.03%	0
2015	26.868044	29.432923	9.55%	0
2014	21.021141	26.868044	27.81%	0
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
2010*	10.000000	10.452276	4.52%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.305803	7.427321	39.98%	0
2015	8.185581	5.305803	-35.18%	0
2014	10.389132	8.185581	-21.21%	0
2013	9.649953	10.389132	7.66%	0
2012*	10.000000	9.649953	-3.50%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.212456	7.281553	39.70%	0
2015	8.063292	5.212456	-35.36%	0
2014	10.264779	8.063292	-21.45%	0
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	16.948098	17.151736	1.20%	0
2015	17.959859	16.948098	-5.63%	0
2014	16.732616	17.959859	7.33%	0
2013	12.827027	16.732616	30.45%	0
2012	11.326380	12.827027	13.25%	0
2011	12.480231	11.326380	-9.25%	0
2010	11.405236	12.480231	9.43%	0
2009	9.215781	11.405236	23.76%	0
2008	15.229074	9.215781	-39.49%	0
2007	14.222359	15.229074	7.08%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	15.422570	16.175045	4.88%	0
2015	15.638938	15.422570	-1.38%	0
2014	13.600348	15.638938	14.99%	0
2013	11.671986	13.600348	16.52%	0
2012	10.602309	11.671986	10.09%	0
2011	10.221749	10.602309	3.72%	0
2010	9.263338	10.221749	10.35%	0
2009	8.237520	9.263338	12.45%	0
2008	11.931503	8.237520	-30.96%	0
2007	11.386811	11.931503	4.78%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.401957	18.017743	-2.09%	0
2015	18.642648	18.401957	-1.29%	0
2014	18.428197	18.642648	1.16%	0
2013	13.525612	18.428197	36.25%	0
2012	11.535319	13.525612	17.25%	0
2011	12.537402	11.535319	-7.99%	0
2010*	10.000000	12.537402	25.37%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.747488	20.725572	4.95%	0
2015	20.876540	19.747488	-5.41%	0
2014	21.844170	20.876540	-4.43%	0
2013	14.928234	21.844170	46.33%	0
2012	14.209306	14.928234	5.06%	0
2011	15.290795	14.209306	-7.07%	0
2010	12.383239	15.290795	23.48%	0
2009	8.329071	12.383239	48.67%	0
2008	14.599595	8.329071	-42.95%	0
2007	13.172281	14.599595	10.84%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.686622	10.754421	0.63%	0
2015	11.122155	10.686622	-3.92%	0
2014	10.963690	11.122155	1.45%	0
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	20.903140	22.603666	8.14%	0
2015	21.170128	20.903140	-1.26%	0
2014	19.897813	21.170128	6.39%	0
2013	15.185908	19.897813	31.03%	0
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
2010	11.733687	12.884981	9.81%	0
2009	10.015167	11.733687	17.16%	0
2008	17.348200	10.015167	-42.27%	0
2007	16.996931	17.348200	2.07%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	27.714333	33.671561	21.50%	0
2015	30.187843	27.714333	-8.19%	0
2014	28.463310	30.187843	6.06%	0
2013	21.242841	28.463310	33.99%	0
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
2010	16.801811	20.706273	23.24%	0
2009	12.098348	16.801811	38.88%	0
2008	19.343103	12.098348	-37.45%	0
2007	19.573608	19.343103	-1.18%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.232388	11.415307	1.63%	0
2015	11.830199	11.232388	-5.05%	0
2014	11.764048	11.830199	0.56%	0
2013	13.203983	11.764048	-10.91%	0
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0
2010	11.345677	11.610498	2.33%	0
2009	10.574369	11.345677	7.29%	0
2008	11.037569	10.574369	-4.20%	0
2007	10.356434	11.037569	6.58%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	19.473219	21.461152	10.21%	0
2015	21.268644	19.473219	-8.44%	0
2014	19.449154	21.268644	9.36%	0
2013	14.745899	19.449154	31.90%	0
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
2010	11.923509	13.216712	10.85%	0
2009	10.399715	11.923509	14.65%	0
2008	16.367713	10.399715	-36.46%	0
2007	16.889015	16.367713	-3.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	19.887942	23.761182	19.48%	0
2015	20.757259	19.887942	-4.19%	0
2014	18.343467	20.757259	13.16%	0
2013	14.505402	18.343467	26.46%	0
2012	12.820711	14.505402	13.14%	0
2011	13.280973	12.820711	-3.47%	0
2010	11.466307	13.280973	15.83%	0
2009	9.074130	11.466307	26.36%	0
2008	12.347868	9.074130	-26.51%	0
2007	13.001262	12.347868	-5.03%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.677862	10.935266	12.99%	0
2015*	10.000000	9.677862	-3.22%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.672261	13.817446	1.06%	0
2015	14.186525	13.672261	-3.63%	0
2014	14.296492	14.186525	-0.77%	0
2013	12.835256	14.296492	11.38%	0
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
2010	11.961550	12.781404	6.85%	0
2009*	10.000000	11.961550	19.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.135818	10.034530	9.84%	0
2015*	10.000000	9.135818	-8.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.705669	9.681523	-0.25%	0
2015*	10.000000	9.705669	-2.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.349851	14.484954	27.62%	0
2015	12.464374	11.349851	-8.94%	0
2014	12.122604	12.464374	2.82%	0
2013*	10.000000	12.122604	21.23%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.239524	11.484424	12.16%	0
2015	10.789789	10.239524	-5.10%	0
2014*	10.000000	10.789789	7.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	28.335572	34.684282	22.41%	0
2015	29.801246	28.335572	-4.92%	0
2014	29.121077	29.801246	2.34%	0
2013	21.258030	29.121077	36.99%	0
2012	18.867857	21.258030	12.67%	0
2011	19.271990	18.867857	-2.10%	0
2010	15.732763	19.271990	22.50%	0
2009	12.926171	15.732763	21.71%	0
2008	19.220612	12.926171	-32.75%	0
2007	19.877036	19.220612	-3.30%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	21.202814	23.004271	8.50%	0
2015	21.592490	21.202814	-1.80%	0
2014	19.610421	21.592490	10.11%	0
2013	15.294706	19.610421	28.22%	0
2012	13.606477	15.294706	12.41%	0
2011	13.753230	13.606477	-1.07%	0
2010	12.334286	13.753230	11.50%	0
2009	10.052012	12.334286	22.70%	0
2008	16.474665	10.052012	-38.99%	0
2007	16.120936	16.474665	2.19%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	18.457976	19.342005	4.79%	0
2015	19.489366	18.457976	-5.29%	0
2014	18.566708	19.489366	4.97%	0
2013	15.784628	18.566708	17.63%	0
2012	14.722741	15.784628	7.21%	0
2011	13.907186	14.722741	5.86%	0
2010	12.417294	13.907186	12.00%	0
2009	10.435558	12.417294	18.99%	0
2008	15.253779	10.435558	-31.59%	0
2007	14.666356	15.253779	4.01%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	16.469931	18.726824	13.70%	0
2015	17.356107	16.469931	-5.11%	0
2014	17.596123	17.356107	-1.36%	0
2013	12.194586	17.596123	44.29%	0
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
2010	9.777906	12.452523	27.35%	0
2009	7.986507	9.777906	22.43%	0
2008	13.184376	7.986507	-39.42%	0
2007	15.267614	13.184376	-13.64%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.417134	9.988436	6.07%	0
2015	9.770433	9.417134	-3.62%	0
2014	9.979294	9.770433	-2.09%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	12.888704	11.985819	-7.01%	0
2015	14.150110	12.888704	-8.91%	0
2014	14.731369	14.150110	-3.95%	0
2013	13.032247	14.731369	13.04%	0
2012	12.167821	13.032247	7.10%	0
2011	13.227041	12.167821	-8.01%	0
2010	12.022904	13.227041	10.02%	0
2009	10.903753	12.022904	10.26%	0
2008	15.925809	10.903753	-31.53%	0
2007	14.922905	15.925809	6.72%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	11.675981	11.768879	0.80%	0
2015	12.046763	11.675981	-3.08%	0
2014	11.954724	12.046763	0.77%	0
2013	12.188686	11.954724	-1.92%	0
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
2010	10.930147	11.521821	5.41%	0
2009	9.344153	10.930147	16.97%	0
2008	10.382725	9.344153	-10.00%	0
2007	10.145400	10.382725	2.34%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.109029	13.430108	2.45%	0
2015	13.537703	13.109029	-3.17%	0
2014	13.344278	13.537703	1.45%	0
2013	12.109442	13.344278	10.20%	0
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
2010	10.496455	11.500466	9.57%	0
2009	8.698428	10.496455	20.67%	0
2008	11.940771	8.698428	-27.15%	0
2007	11.314604	11.940771	5.53%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.601654	14.010606	3.01%	0
2015	14.036374	13.601654	-3.10%	0
2014	13.785015	14.036374	1.82%	0
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0
2010	10.396428	11.571376	11.30%	0
2009	8.307712	10.396428	25.14%	0
2008	12.699822	8.307712	-34.58%	0
2007	11.864788	12.699822	7.04%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.183580	14.688893	3.56%	0
2015	14.647303	14.183580	-3.17%	0
2014	14.364680	14.647303	1.97%	0
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
2010	10.156056	11.458247	12.82%	0
2009	7.952901	10.156056	27.70%	0
2008	13.213786	7.952901	-39.81%	0
2007	12.221279	13.213786	8.12%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.340714	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.774545	15.304214	29.98%	0
2015	15.262618	11.774545	-22.85%	0
2014	17.973063	15.262618	-15.08%	0
2013	14.871371	17.973063	20.86%	0
2012	14.586605	14.871371	1.95%	0
2011	15.804760	14.586605	-7.71%	0
2010	13.624560	15.804760	16.00%	0
2009	9.483779	13.624560	43.66%	0
2008	21.368031	9.483779	-55.62%	0
2007	15.073090	21.368031	41.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	18.721080	21.454141	14.60%	0
2015	20.081943	18.721080	-6.78%	0
2014	19.016120	20.081943	5.60%	0
2013	15.281137	19.016120	24.44%	0
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0
2010	12.232942	13.685529	11.87%	0
2009	9.674800	12.232942	26.44%	0
2008	17.379418	9.674800	-44.33%	0
2007	17.630810	17.379418	-1.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.160139	11.60%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	22.483655	22.009810	-2.11%	0
2015	21.604065	22.483655	4.07%	0
2014	19.990580	21.604065	8.07%	0
2013	15.098785	19.990580	32.40%	0
2012	13.557967	15.098785	11.36%	0
2011	13.930779	13.557967	-2.68%	0
2010	11.552863	13.930779	20.58%	0
2009	9.273896	11.552863	24.57%	0
2008	18.080797	9.273896	-48.71%	0
2007	14.665658	18.080797	23.29%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.815399	12.018250	1.72%	0
2015	12.241069	11.815399	-3.48%	0
2014	11.905446	12.241069	2.82%	0
2013	12.487780	11.905446	-4.66%	0
2012	12.147818	12.487780	2.80%	0
2011	11.657420	12.147818	4.21%	0
2010	11.134285	11.657420	4.70%	0
2009	9.905045	11.134285	12.41%	0
2008	10.539507	9.905045	-6.02%	0
2007	10.403072	10.539507	1.31%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	30.795459	33.556384	8.97%	0
2015	32.157658	30.795459	-4.24%	0
2014	31.154006	32.157658	3.22%	0
2013	23.553111	31.154006	32.27%	0
2012	21.120119	23.553111	11.52%	0
2011	24.335175	21.120119	-13.21%	0
2010	19.442007	24.335175	25.17%	0
2009	14.290365	19.442007	36.05%	0
2008	24.307630	14.290365	-41.21%	0
2007	21.651876	24.307630	12.27%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	19.272872	17.774948	-7.77%	0
2015	19.165819	19.272872	0.56%	0
2014	21.468961	19.165819	-10.73%	0
2013	16.942108	21.468961	26.72%	0
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
2010	16.356690	17.966567	9.84%	0
2009	13.311683	16.356690	22.87%	0
2008	24.401994	13.311683	-45.45%	0
2007	21.417480	24.401994	13.93%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	25.535892	27.166090	6.38%	0
2015	27.095617	25.535892	-5.76%	0
2014	26.131307	27.095617	3.69%	0
2013	20.618670	26.131307	26.74%	0
2012	16.669589	20.618670	23.69%	0
2011	18.823895	16.669589	-11.44%	0
2010	15.304798	18.823895	22.99%	0
2009	10.003946	15.304798	52.99%	0
2008	21.096918	10.003946	-52.58%	0
2007	20.555897	21.096918	2.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.546878	11.621578	10.19%	0
2015	11.551819	10.546878	-8.70%	0
2014	11.537705	11.551819	0.12%	0
2013	9.575462	11.537705	20.49%	0
2012	8.528982	9.575462	12.27%	0
2011	8.897898	8.528982	-4.15%	0
2010	8.289909	8.897898	7.33%	0
2009	6.537747	8.289909	26.80%	0
2008*	10.000000	6.537747	-34.62%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.327315	13.684635	11.01%	0
2015	13.624066	12.327315	-9.52%	0
2014	13.377466	13.624066	1.84%	0
2013	12.060183	13.377466	10.92%	0
2012	10.997756	12.060183	9.66%	0
2011	11.033388	10.997756	-0.32%	0
2010	10.058799	11.033388	9.69%	0
2009	7.620063	10.058799	32.00%	0
2008	11.127825	7.620063	-31.52%	0
2007	11.018444	11.127825	0.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	20.573224	23.242818	12.98%	0
2015	21.933443	20.573224	-6.20%	0
2014	20.722833	21.933443	5.84%	0
2013	16.413600	20.722833	26.25%	0
2012	15.060011	16.413600	8.99%	0
2011	14.593573	15.060011	3.20%	0
2010	12.425361	14.593573	17.45%	0
2009	10.877105	12.425361	14.23%	0
2008	15.327413	10.877105	-29.03%	0
2007	16.181933	15.327413	-5.28%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	25.458441	32.268181	26.75%	0
2015	28.237562	25.458441	-9.84%	0
2014	28.841769	28.237562	-2.09%	0
2013	21.746023	28.841769	32.63%	0
2012	18.869568	21.746023	15.24%	0
2011	20.139584	18.869568	-6.31%	0
2010	16.133884	20.139584	24.83%	0
2009	12.831931	16.133884	25.73%	0
2008	19.679634	12.831931	-34.80%	0
2007	20.711387	19.679634	-4.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.247817	8.287107	14.34%	0
2015	9.260736	7.247817	-21.74%	0
2014*	10.000000	9.260736	-7.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	17.281439	18.031918	4.34%	0
2015	18.984735	17.281439	-8.97%	0
2014	21.944655	18.984735	-13.49%	0
2013	18.330936	21.944655	19.71%	0
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
2010	17.346636	18.306995	5.54%	0
2009	13.002374	17.346636	33.41%	0
2008	22.402855	13.002374	-41.96%	0
2007	19.934586	22.402855	12.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.925253	8.944730	0.22%	0
2015	9.580716	8.925253	-6.84%	0
2014	9.664386	9.580716	-0.87%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.390248	10.554449	1.58%	0
2015	11.332377	10.390248	-8.31%	0
2014	11.199009	11.332377	1.19%	0
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.917855	9.609032	-3.11%	0
2015	10.002897	9.917855	-0.85%	0
2014	9.817725	10.002897	1.89%	0
2013*	10.000000	9.817725	-1.82%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.965227	13.870389	-0.68%	0
2015	13.694888	13.965227	1.97%	0
2014	13.005329	13.694888	5.30%	0
2013	9.556207	13.005329	36.09%	0
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.661319	12.847522	10.17%	0
2015	12.514527	11.661319	-6.82%	0
2014	12.340673	12.514527	1.41%	0
2013	9.867684	12.340673	25.06%	0
2012*	10.000000	9.867684	-1.32%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.233629	12.957592	-2.09%	0
2015	13.453755	13.233629	-1.64%	0
2014	12.832972	13.453755	4.84%	0
2013	9.649906	12.832972	32.99%	0
2012*	10.000000	9.649906	-3.50%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.062620	12.390759	-5.14%	0
2015	14.640303	13.062620	-10.78%	0
2014	15.874841	14.640303	-7.78%	0
2013	13.031665	15.874841	21.82%	0
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0
2010	11.752990	12.434374	5.80%	0
2009*	10.000000	11.752990	17.53%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.408794	11.774127	13.12%	0
2015	11.436112	10.408794	-8.98%	0
2014	11.527832	11.436112	-0.80%	0
2013	10.716407	11.527832	7.57%	0
2012*	10.000000	10.716407	7.16%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.154754	12.557207	3.31%	0
2015	13.251669	12.154754	-8.28%	0
2014	12.619340	13.251669	5.01%	0
2013	9.976047	12.619340	26.50%	0
2012*	10.000000	9.976047	-0.24%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	20.018993	20.332609	1.57%	0
2015	20.479902	20.018993	-2.25%	0
2014	19.436140	20.479902	5.37%	0
2013	16.664924	19.436140	16.63%	0
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
2010	14.538633	15.302770	5.26%	0
2009	11.891972	14.538633	22.26%	0
2008	14.553136	11.891972	-18.29%	0
2007	13.556774	14.553136	7.35%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.696391	9.649868	-0.48%	0
2015*	10.000000	9.696391	-3.04%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	28.064021	27.853047	-0.75%	0
2015	25.753605	28.064021	8.97%	0
2014	24.389393	25.753605	5.59%	0
2013	19.141071	24.389393	27.42%	0
2012	15.875501	19.141071	20.57%	0
2011	17.523245	15.875501	-9.40%	0
2010	16.904640	17.523245	3.66%	0
2009	11.892354	16.904640	42.15%	0
2008	21.937357	11.892354	-45.79%	0
2007	16.494692	21.937357	33.00%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.104390	15.633801	10.84%	0
2015	13.845152	14.104390	1.87%	0
2014	13.006210	13.845152	6.45%	0
2013	9.867743	13.006210	31.81%	0
2012*	10.000000	9.867743	-1.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	22.770617	20.681702	-9.17%	0
2015	25.649229	22.770617	-11.22%	0
2014	29.975372	25.649229	-14.43%	0
2013	26.943221	29.975372	11.25%	0
2012	24.455200	26.943221	10.17%	0
2011	37.126604	24.455200	-34.13%	0
2010	30.504477	37.126604	21.71%	0
2009	17.498298	30.504477	74.33%	0
2008	37.629937	17.498298	-53.50%	0
2007	30.198233	37.629937	24.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.045948	8.285303	17.59%	0
2015	9.053812	7.045948	-22.18%	0
2014	9.752610	9.053812	-7.17%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.883900	-1.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.952332	12.660334	5.92%	0
2015	12.546988	11.952332	-4.74%	0
2014	13.932885	12.546988	-9.95%	0
2013	10.134558	13.932885	37.48%	0
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	23.309682	25.819998	10.77%	0
2015	24.169982	23.309682	-3.56%	0
2014	22.529349	24.169982	7.28%	0
2013	17.067052	22.529349	32.00%	0
2012	15.129737	17.067052	12.80%	0
2011	15.613586	15.129737	-3.10%	0
2010	14.420816	15.613586	8.27%	0
2009	12.097353	14.420816	19.21%	0
2008	18.477195	12.097353	-34.53%	0
2007	17.643127	18.477195	4.73%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.554812	14.714545	1.10%	0
2015	14.062215	14.554812	3.50%	0
2014	14.283219	14.062215	-1.55%	0
2013	11.495138	14.283219	24.25%	0
2012	10.185979	11.495138	12.85%	0
2011	10.652058	10.185979	-4.38%	0
2010*	10.000000	10.652058	6.52%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.637160	9.930591	3.04%	0
2015*	10.000000	9.637160	-3.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	10.946093	11.281320	3.06%	0
2015	11.338447	10.946093	-3.46%	0
2014	10.827892	11.338447	4.72%	0
2013	11.187565	10.827892	-3.21%	0
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
2010	9.859661	10.256740	4.03%	0
2009	9.259434	9.859661	6.48%	0
2008	10.622140	9.259434	-12.83%	0
2007	10.371626	10.622140	2.42%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	18.608253	20.033400	7.66%	0
2015	19.342244	18.608253	-3.79%	0
2014	19.310659	19.342244	0.16%	0
2013	21.740143	19.310659	-11.18%	0
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
2010	17.042530	18.207313	6.83%	0
2009	13.454621	17.042530	26.67%	0
2008	16.256199	13.454621	-17.23%	0
2007	15.697327	16.256199	3.56%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.150343	9.122660	11.93%	0
2015*	10.000000	8.150343	-18.50%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.352158	15.510482	8.07%	0
2015	15.881190	14.352158	-9.63%	0
2014	16.657430	15.881190	-4.66%	0
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0
2010*	10.000000	11.263489	12.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.406608	22.712701	17.04%	0
2015	20.861624	19.406608	-6.97%	0
2014	18.972881	20.861624	9.95%	0
2013	14.801183	18.972881	28.18%	0
2012	13.285790	14.801183	11.41%	0
2011	13.580649	13.285790	-2.17%	0
2010	12.328664	13.580649	10.16%	0
2009*	10.000000	12.328664	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.808847	13.592659	6.12%	0
2015	13.029314	12.808847	-1.69%	0
2014	12.747828	13.029314	2.21%	0
2013	10.621504	12.747828	20.02%	0
2012	9.429319	10.621504	12.64%	0
2011	9.596280	9.429319	-1.74%	0
2010	8.799821	9.596280	9.05%	0
2009	7.324387	8.799821	20.14%	0
2008	10.714302	7.324387	-31.64%	0
2007	10.370661	10.714302	3.31%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.155754	10.149410	-0.06%	0
2015	10.456377	10.155754	-2.88%	0
2014	10.231614	10.456377	2.20%	0
2013	10.787813	10.231614	-5.16%	0
2012	10.557831	10.787813	2.18%	0
2011	10.257288	10.557831	2.93%	0
2010	9.940957	10.257288	3.18%	0
2009	9.105233	9.940957	9.18%	0
2008	10.377619	9.105233	-12.26%	0
2007	10.352907	10.377619	0.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.293463	13.941788	-2.46%	0
2015	13.780880	14.293463	3.72%	0
2014	13.900870	13.780880	-0.86%	0
2013	11.099915	13.900870	25.23%	0
2012	9.339846	11.099915	18.84%	0
2011	10.578467	9.339846	-11.71%	0
2010	9.762915	10.578467	8.35%	0
2009	7.082184	9.762915	37.85%	0
2008	11.856247	7.082184	-40.27%	0
2007	10.650753	11.856247	11.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.653419	14.497454	6.18%	0
2015	13.178117	13.653419	3.61%	0
2014	12.526372	13.178117	5.20%	0
2013	9.927570	12.526372	26.18%	0
2012	8.686745	9.927570	14.28%	0
2011	9.361632	8.686745	-7.21%	0
2010	8.136030	9.361632	15.06%	0
2009	6.022020	8.136030	35.10%	0
2008	11.089323	6.022020	-45.70%	0
2007	10.181429	11.089323	8.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.937609	12.910754	8.15%	0
2015	12.130780	11.937609	-1.59%	0
2014	11.304781	12.130780	7.31%	0
2013	8.733162	11.304781	29.45%	0
2012	7.663770	8.733162	13.95%	0
2011	8.051973	7.663770	-4.82%	0
2010	7.453008	8.051973	8.04%	0
2009	5.858027	7.453008	27.23%	0
2008	9.716261	5.858027	-39.71%	0
2007*	10.000000	9.716261	-2.84%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	19.749754	22.606854	14.47%	0
2015	21.701497	19.749754	-8.99%	0
2014	20.465453	21.701497	6.04%	0
2013	15.537474	20.465453	31.72%	0
2012	13.507027	15.537474	15.03%	0
2011	14.236975	13.507027	-5.13%	0
2010	12.667615	14.236975	12.39%	0
2009	10.144665	12.667615	24.87%	0
2008	16.599768	10.144665	-38.89%	0
2007	17.510656	16.599768	-5.20%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.219143	9.242496	0.25%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.634697	11.532686	8.44%	0
2015	11.280599	10.634697	-5.73%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.474764	11.092241	5.89%	0
2015	10.952887	10.474764	-4.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	16.644501	18.498681	11.14%	0
2015	17.555424	16.644501	-5.19%	0
2014	17.584840	17.555424	-0.17%	0
2013	16.870363	17.584840	4.24%	0
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0
2010	13.587739	14.967844	10.16%	0
2009	9.559860	13.587739	42.13%	0
2008	13.637331	9.559860	-29.90%	0
2007	13.584734	13.637331	0.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.548816	12.766434	10.54%	0
2015	12.006432	11.548816	-3.81%	0
2014	11.574101	12.006432	3.74%	0
2013	8.283076	11.574101	39.73%	0
2012	7.282953	8.283076	13.73%	0
2011	8.467882	7.282953	-13.99%	0
2010	7.538388	8.467882	12.33%	0
2009	5.062376	7.538388	48.91%	0
2008*	10.000000	5.062376	-49.38%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.394976	14.359295	7.20%	0
2015	13.817438	13.394976	-3.06%	0
2014	12.843706	13.817438	7.58%	0
2013	9.522109	12.843706	34.88%	0
2012	8.782218	9.522109	8.42%	0
2011	9.325359	8.782218	-5.82%	0
2010	7.752377	9.325359	20.29%	0
2009	6.066437	7.752377	27.79%	0
2008*	10.000000	6.066437	-39.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.205028	11.821316	5.50%	0
2015	11.715574	11.205028	-4.36%	0
2014	11.516624	11.715574	1.73%	0
2013	9.136844	11.516624	26.05%	0
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	0
2010	7.922212	8.865909	11.91%	0
2009	6.298845	7.922212	25.77%	0
2008*	10.000000	6.298845	-37.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.151106	11.519551	3.30%	0
2015	11.577334	11.151106	-3.68%	0
2014	11.402468	11.577334	1.53%	0
2013	10.215475	11.402468	11.62%	0
2012	9.449060	10.215475	8.11%	0
2011	9.838045	9.449060	-3.95%	0
2010	9.153230	9.838045	7.48%	0
2009	7.846999	9.153230	16.65%	0
2008*	10.000000	7.846999	-21.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.333116	11.841468	4.49%	0
2015	11.798423	11.333116	-3.94%	0
2014	11.575827	11.798423	1.92%	0
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
2010	8.619980	9.431342	9.41%	0
2009	7.131377	8.619980	20.87%	0
2008*	10.000000	7.131377	-28.69%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.547475	10.742423	1.85%	0
2015	10.914719	10.547475	-3.36%	0
2014	10.849832	10.914719	0.60%	0
2013	10.621245	10.849832	2.15%	0
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
2010	9.887876	10.280530	3.97%	0
2009	8.986864	9.887876	10.03%	0
2008*	10.000000	8.986864	-10.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.949019	10.224326	2.77%	0
2015	10.678433	9.949019	-6.83%	0
2014	10.726691	10.678433	-0.45%	0
2013*	10.000000	10.726691	7.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.892874	10.229790	3.41%	0
2015	10.683223	9.892874	-7.40%	0
2014	10.863951	10.683223	-1.66%	0
2013*	10.000000	10.863951	8.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.268462	11.710010	3.92%	0
2015	11.699950	11.268462	-3.69%	0
2014	11.493197	11.699950	1.80%	0
2013	10.021658	11.493197	14.68%	0
2012	9.161783	10.021658	9.39%	0
2011	9.635412	9.161783	-4.92%	0
2010	8.887030	9.635412	8.42%	0
2009	7.485944	8.887030	18.72%	0
2008*	10.000000	7.485944	-25.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.251269	11.785471	4.75%	0
2015	11.734515	11.251269	-4.12%	0
2014	11.528076	11.734515	1.79%	0
2013	9.528537	11.528076	20.98%	0
2012	8.542514	9.528537	11.54%	0
2011	9.204611	8.542514	-7.19%	0
2010	8.344275	9.204611	10.31%	0
2009	6.771610	8.344275	23.22%	0
2008*	10.000000	6.771610	-32.28%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	10.991362	11.342709	3.20%	0
2015	11.412153	10.991362	-3.69%	0
2014	11.263030	11.412153	1.32%	0
2013	10.400688	11.263030	8.29%	0
2012	9.709305	10.400688	7.12%	0
2011	10.000050	9.709305	-2.91%	0
2010	9.421073	10.000050	6.15%	0
2009	8.223539	9.421073	14.56%	0
2008*	10.000000	8.223539	-17.76%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.859378	11.101568	2.23%	0
2015	11.254091	10.859378	-3.51%	0
2014	11.043715	11.254091	1.90%	0
2013	11.591093	11.043715	-4.72%	0
2012	11.078408	11.591093	4.63%	0
2011	10.710927	11.078408	3.43%	0
2010	10.304036	10.710927	3.95%	0
2009	9.747079	10.304036	5.71%	0
2008*	10.000000	9.747079	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.810918	11.882371	0.60%	0
2015	12.195521	11.810918	-3.15%	0
2014	11.944410	12.195521	2.10%	0
2013	12.526221	11.944410	-4.64%	0
2012	12.012972	12.526221	4.27%	0
2011	11.635401	12.012972	3.25%	0
2010	11.055045	11.635401	5.25%	0
2009	9.752854	11.055045	13.35%	0
2008*	10.000000	9.752854	-2.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	21.567892	22.568343	4.64%	0
2015	26.448981	21.567892	-18.45%	0
2014	28.820755	26.448981	-8.23%	0
2013	29.478964	28.820755	-2.23%	0
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
2010	30.441576	34.351589	12.84%	0
2009	19.173609	30.441576	58.77%	0
2008	46.820093	19.173609	-59.05%	0
2007	33.129060	46.820093	41.33%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	10.943430	10.733235	-1.92%	0
2015	11.253591	10.943430	-2.76%	0
2014	11.054816	11.253591	1.80%	0
2013	11.835799	11.054816	-6.60%	0
2012	11.798153	11.835799	0.32%	0
2011	11.298641	11.798153	4.42%	0
2010	11.076507	11.298641	2.01%	0
2009	11.080107	11.076507	-0.03%	0
2008	10.565993	11.080107	4.87%	0
2007	10.129990	10.565993	4.30%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.227585	8.010754	-2.64%	0
2015	8.451546	8.227585	-2.65%	0
2014	8.681607	8.451546	-2.65%	0
2013	8.917938	8.681607	-2.65%	0
2012	9.161369	8.917938	-2.66%	0
2011	9.410052	9.161369	-2.64%	0
2010	9.666191	9.410052	-2.65%	0
2009	9.925151	9.666191	-2.61%	0
2008	9.990159	9.925151	-0.65%	0
2007	9.794206	9.990159	2.00%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.681479	7.525858	-2.03%	0
2015	8.153251	7.681479	-5.79%	0
2014	8.435949	8.153251	-3.35%	0
2013	7.370964	8.435949	14.45%	0
2012	6.571446	7.370964	12.17%	0
2011	7.500056	6.571446	-12.38%	0
2010	6.817530	7.500056	10.01%	0
2009	5.409864	6.817530	26.02%	0
2008*	10.000000	5.409864	-45.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.384738	8.205847	-2.13%	0
2015	8.734363	8.384738	-4.00%	0
2014	9.563986	8.734363	-8.67%	0
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0
2010	7.953071	8.315307	4.55%	0
2009	6.352273	7.953071	25.20%	0
2008	11.466568	6.352273	-44.60%	0
2007	10.769320	11.466568	6.47%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	20.360766	21.699514	6.58%	0
2015	21.125943	20.360766	-3.62%	0
2014	20.670538	21.125943	2.20%	0
2013	16.686340	20.670538	23.88%	0
2012	14.789566	16.686340	12.83%	0
2011	15.813098	14.789566	-6.47%	0
2010	14.170243	15.813098	11.59%	0
2009	11.442890	14.170243	23.83%	0
2008	18.612502	11.442890	-38.52%	0
2007	18.046687	18.612502	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	13.965799	14.453677	3.49%	0
2015	14.370949	13.965799	-2.82%	0
2014	14.114934	14.370949	1.81%	0
2013	12.783089	14.114934	10.42%	0
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
2010	11.433441	12.223009	6.91%	0
2009*	10.000000	11.433441	14.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.896388	16.674079	4.89%	0
2015	16.416468	15.896388	-3.17%	0
2014	16.027981	16.416468	2.42%	0
2013	13.778148	16.027981	16.33%	0
2012	12.609411	13.778148	9.27%	0
2011	13.074275	12.609411	-3.56%	0
2010	11.987740	13.074275	9.06%	0
2009*	10.000000	11.987740	19.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	11.961958	12.142387	1.51%	0
2015	12.255152	11.961958	-2.39%	0
2014	12.117340	12.255152	1.14%	0
2013	11.873485	12.117340	2.05%	0
2012	11.597274	11.873485	2.38%	0
2011	11.572997	11.597274	0.21%	0
2010	11.226422	11.572997	3.09%	0
2009	10.571603	11.226422	6.19%	0
2008	11.555396	10.571603	-8.51%	0
2007	11.265452	11.555396	2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.923895	10.213111	2.91%	0
2015	10.535557	9.923895	-5.81%	0
2014	10.562946	10.535557	-0.26%	0
2013*	10.000000	10.562946	5.63%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.862422	10.269207	4.12%	0
2015	10.548121	9.862422	-6.50%	0
2014	10.650620	10.548121	-0.96%	0
2013*	10.000000	10.650620	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	16.363896	17.069445	4.31%	0
2015	16.865817	16.363896	-2.98%	0
2014	16.471514	16.865817	2.39%	0
2013	14.507539	16.471514	13.54%	0
2012	13.449250	14.507539	7.87%	0
2011	13.820146	13.449250	-2.68%	0
2010	12.799254	13.820146	7.98%	0
2009	11.035880	12.799254	15.98%	0
2008	14.760406	11.035880	-25.23%	0
2007	14.352141	14.760406	2.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	18.693470	19.743082	5.61%	0
2015	19.343561	18.693470	-3.36%	0
2014	18.931687	19.343561	2.18%	0
2013	15.890853	18.931687	19.14%	0
2012	14.349835	15.890853	10.74%	0
2011	15.059948	14.349835	-4.72%	0
2010	13.710012	15.059948	9.85%	0
2009	11.321592	13.710012	21.10%	0
2008	16.951581	11.321592	-33.21%	0
2007	16.406499	16.951581	3.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.233672	14.647821	2.91%	0
2015	14.625623	14.233672	-2.68%	0
2014	14.343929	14.625623	1.96%	0
2013	13.334852	14.343929	7.57%	0
2012	12.679315	13.334852	5.17%	0
2011	12.760470	12.679315	-0.64%	0
2010	12.078968	12.760470	5.64%	0
2009	10.830646	12.078968	11.53%	0
2008	13.095792	10.830646	-17.30%	0
2007	12.709505	13.095792	3.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.183540	21.309347	0.59%	0
2015	20.759076	21.183540	2.04%	0
2014	19.642326	20.759076	5.69%	0
2013	14.804740	19.642326	32.68%	0
2012	12.842741	14.804740	15.28%	0
2011	13.529183	12.842741	-5.07%	0
2010	12.806508	13.529183	5.64%	0
2009*	10.000000	12.806508	28.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.403149	9.937163	5.68%	0
2015	9.881177	9.403149	-4.84%	0
2014*	10.000000	9.881177	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.822978	10.524060	7.14%	0
2015	10.076142	9.822978	-2.51%	0
2014*	10.000000	10.076142	0.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	28.064549	32.866733	17.11%	0
2015	29.578146	28.064549	-5.12%	0
2014	27.767526	29.578146	6.52%	0
2013	21.438081	27.767526	29.52%	0
2012	18.747259	21.438081	14.35%	0
2011	19.759372	18.747259	-5.12%	0
2010	16.082724	19.759372	22.86%	0
2009	12.080328	16.082724	33.13%	0
2008	19.531916	12.080328	-38.15%	0
2007	18.656197	19.531916	4.69%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	12.573578	13.299802	5.78%	0
2015	13.300318	12.573578	-5.46%	0
2014	13.151606	13.300318	1.13%	0
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
2010	11.303132	12.168708	7.66%	0
2009	9.334824	11.303132	21.09%	0
2008	11.593699	9.334824	-19.48%	0
2007	11.384471	11.593699	1.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.564713	9.081740	-5.05%	0
2015	9.889883	9.564713	-3.29%	0
2014	10.298393	9.889883	-3.97%	0
2013	8.737078	10.298393	17.87%	0
2012	7.769580	8.737078	12.45%	0
2011	8.830572	7.769580	-12.01%	0
2010	7.970391	8.830572	10.79%	0
2009	6.015336	7.970391	32.50%	0
2008*	10.000000	6.015336	-39.85%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.397263	12.670840	2.21%	0
2015	13.454099	12.397263	-7.86%	0
2014	15.301228	13.454099	-12.07%	0
2013	12.984403	15.301228	17.84%	0
2012	11.395875	12.984403	13.94%	0
2011	14.004450	11.395875	-18.63%	0
2010	13.584592	14.004450	3.09%	0
2009	10.774956	13.584592	26.08%	0
2008	20.681660	10.774956	-47.90%	0
2007	20.687550	20.681660	-0.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.255726	13.162247	-0.71%	0
2015	13.203353	13.255726	0.40%	0
2014	12.313165	13.203353	7.23%	0
2013	9.409853	12.313165	30.85%	0
2012	8.323184	9.409853	13.06%	0
2011	8.834864	8.323184	-5.79%	0
2010	7.866930	8.834864	12.30%	0
2009	6.247328	7.866930	25.92%	0
2008*	10.000000	6.247328	-37.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.781617	13.310747	12.98%	0
2015	12.533109	11.781617	-6.00%	0
2014	11.678059	12.533109	7.32%	0
2013	8.883950	11.678059	31.45%	0
2012	7.761048	8.883950	14.47%	0
2011	8.489146	7.761048	-8.58%	0
2010	7.734257	8.489146	9.76%	0
2009	6.235533	7.734257	24.04%	0
2008*	10.000000	6.235533	-37.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.833311	13.250755	3.25%	0
2015	13.228448	12.833311	-2.99%	0
2014	13.101259	13.228448	0.97%	0
2013	9.709307	13.101259	34.94%	0
2012	8.700139	9.709307	11.60%	0
2011	9.352823	8.700139	-6.98%	0
2010	7.596483	9.352823	23.12%	0
2009	6.158477	7.596483	23.35%	0
2008*	10.000000	6.158477	-38.42%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.042878	17.222093	14.49%	0
2015	15.911577	15.042878	-5.46%	0
2014	13.967378	15.911577	13.92%	0
2013	10.574608	13.967378	32.08%	0
2012	9.336940	10.574608	13.26%	0
2011	9.818541	9.336940	-4.91%	0
2010	8.430486	9.818541	16.46%	0
2009	6.637541	8.430486	27.01%	0
2008*	10.000000	6.637541	-33.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	19.197583	20.196333	5.20%	0
2015	19.616351	19.197583	-2.13%	0
2014	19.651593	19.616351	-0.18%	0
2013	14.022958	19.651593	40.14%	0
2012	12.737823	14.022958	10.09%	0
2011	13.197553	12.737823	-3.48%	0
2010	10.836099	13.197553	21.79%	0
2009	8.751781	10.836099	23.82%	0
2008	16.816411	8.751781	-47.96%	0
2007	15.777740	16.816411	6.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	26.916302	32.917360	22.30%	0
2015	29.504842	26.916302	-8.77%	0
2014	28.387526	29.504842	3.94%	0
2013	20.824777	28.387526	36.32%	0
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
2010	15.690344	19.318917	23.13%	0
2009	12.805895	15.690344	22.52%	0
2008	19.431739	12.805895	-34.10%	0
2007	21.519533	19.431739	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	24.835870	29.630647	19.31%	0
2015	26.004882	24.835870	-4.50%	0
2014	26.565188	26.004882	-2.11%	0
2013	19.414854	26.565188	36.83%	0
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
2010	15.512831	18.874582	21.67%	0
2009	11.853877	15.512831	30.87%	0
2008	19.753773	11.853877	-39.99%	0
2007	19.917218	19.753773	-0.82%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	18.874539	20.426167	8.22%	0
2015	19.260887	18.874539	-2.01%	0
2014	17.694338	19.260887	8.85%	0
2013	13.896886	17.694338	27.33%	0
2012	12.539652	13.896886	10.82%	0
2011	12.831777	12.539652	-2.28%	0
2010	11.641432	12.831777	10.23%	0
2009	9.524273	11.641432	22.23%	0
2008	16.756955	9.524273	-43.16%	0
2007	15.956119	16.756955	5.02%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.874002	12.390032	4.35%	0
2015	12.929116	11.874002	-8.16%	0
2014	10.326723	12.929116	25.20%	0
2013	10.328946	10.326723	-0.02%	0
2012	9.180288	10.328946	12.51%	0
2011	8.884256	9.180288	3.33%	0
2010	7.029492	8.884256	26.39%	0
2009	5.532729	7.029492	27.05%	0
2008*	10.000000	5.532729	-44.67%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.539272	13.599162	8.45%	0
2015	12.760299	12.539272	-1.73%	0
2014	11.591731	12.760299	10.08%	0
2013*	10.000000	11.591731	15.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.334158	9.313914	-0.22%	0
2015	9.621082	9.334158	-2.98%	0
2014	9.834411	9.621082	-2.17%	0
2013	10.091490	9.834411	-2.55%	0
2012	10.014066	10.091490	0.77%	0
2011	10.154102	10.014066	-1.38%	0
2010	10.184070	10.154102	-0.29%	0
2009	9.766869	10.184070	4.27%	0
2008*	10.000000	9.766869	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.737978	13.812916	17.68%	0
2015	12.676435	11.737978	-7.40%	0
2014	12.454663	12.676435	1.78%	0
2013*	10.000000	12.454663	24.55%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.862917	12.662581	-1.56%	0
2015	13.749865	12.862917	-6.45%	0
2014	15.377057	13.749865	-10.58%	0
2013	13.152570	15.377057	16.91%	0
2012	11.300509	13.152570	16.39%	0
2011	13.254889	11.300509	-14.74%	0
2010	12.802957	13.254889	3.53%	0
2009*	10.000000	12.802957	28.03%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	11.879221	11.355252	-4.41%	0
2015	12.018972	11.879221	-1.16%	0
2014	12.764102	12.018972	-5.84%	0
2013	11.127002	12.764102	14.71%	0
2012	9.647685	11.127002	15.33%	0
2011	11.303961	9.647685	-14.65%	0
2010	9.516289	11.303961	18.79%	0
2009	7.267312	9.516289	30.95%	0
2008	13.938094	7.267312	-47.86%	0
2007	13.873847	13.938094	0.46%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	25.512018	25.871440	1.41%	0
2015	25.948444	25.512018	-1.68%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	8.850889	8.722032	-1.46%	0
2015	9.075153	8.850889	-2.47%	0
2014	9.265677	9.075153	-2.06%	0
2013	9.459560	9.265677	-2.05%	0
2012	9.289914	9.459560	1.83%	0
2011	9.514627	9.289914	-2.36%	0
2010	9.282994	9.514627	2.50%	0
2009	8.414262	9.282994	10.32%	0
2008	9.984124	8.414262	-15.72%	0
2007	9.790239	9.984124	1.98%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	20.738328	22.181463	6.96%	0
2015	21.402088	20.738328	-3.10%	0
2014	19.916895	21.402088	7.46%	0
2013	14.867891	19.916895	33.96%	0
2012	13.762519	14.867891	8.03%	0
2011	14.585726	13.762519	-5.64%	0
2010	12.195172	14.585726	19.60%	0
2009	9.531696	12.195172	27.94%	0
2008	16.169498	9.531696	-41.05%	0
2007	15.436803	16.169498	4.75%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	26.208698	25.475919	-2.80%	0
2015	25.968534	26.208698	0.92%	0
2014	26.138085	25.968534	-0.65%	0
2013	21.142600	26.138085	23.63%	0
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
2010	17.901975	20.164747	12.64%	0
2009	13.196085	17.901975	35.66%	0
2008	22.718743	13.196085	-41.92%	0
2007	22.002596	22.718743	3.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.302518	9.624077	3.46%	0
2015	9.799988	9.302518	-5.08%	0
2014	9.822044	9.799988	-0.22%	0
2013	10.126603	9.822044	-3.01%	0
2012*	10.000000	10.126603	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.984601	8.509626	-5.29%	0
2015	8.951190	8.984601	0.37%	0
2014*	10.000000	8.951190	-10.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	20.526060	22.241498	8.36%	0
2015	20.449475	20.526060	0.37%	0
2014	19.027169	20.449475	7.48%	0
2013	14.869895	19.027169	27.96%	0
2012	13.099764	14.869895	13.51%	0
2011	13.498076	13.099764	-2.95%	0
2010	11.970740	13.498076	12.76%	0
2009	9.607194	11.970740	24.60%	0
2008	16.080517	9.607194	-40.26%	0
2007	15.862146	16.080517	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	28.336200	32.462792	14.56%	0
2015	30.996578	28.336200	-8.58%	0
2014	28.516799	30.996578	8.70%	0
2013	20.830440	28.516799	36.90%	0
2012	18.185375	20.830440	14.55%	0
2011	19.135435	18.185375	-4.96%	0
2010	15.973049	19.135435	19.80%	0
2009	11.986890	15.973049	33.25%	0
2008	19.862490	11.986890	-39.65%	0
2007	20.694340	19.862490	-4.02%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.869767	9.749813	9.92%	0
2015	10.033174	8.869767	-11.60%	0
2014	10.259652	10.033174	-2.21%	0
2013	10.527435	10.259652	-2.54%	0
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.511198	9.381131	10.22%	0
2015	8.954671	8.511198	-4.95%	0
2014	9.071021	8.954671	-1.28%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.951805	9.970103	0.18%	0
2015	11.012921	9.951805	-9.64%	0
2014	11.278769	11.012921	-2.36%	0
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
2010	10.771245	11.468568	6.47%	0
2009*	10.000000	10.771245	7.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.451343	10.307917	-1.37%	0
2015	10.713475	10.451343	-2.45%	0
2014	10.923373	10.713475	-1.92%	0
2013	11.246847	10.923373	-2.88%	0
2012	10.925588	11.246847	2.94%	0
2011	11.110206	10.925588	-1.66%	0
2010	10.849988	11.110206	2.40%	0
2009*	10.000000	10.849988	8.50%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.021986	0.22%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.979683	9.966945	-0.13%	0
2015	10.217049	9.979683	-2.32%	0
2014	10.075284	10.217049	1.41%	0
2013	10.566487	10.075284	-4.65%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	16.174955	18.112371	11.98%	0
2015	17.967970	16.174955	-9.98%	0
2014	16.668122	17.967970	7.80%	0
2013	12.619319	16.668122	32.08%	0
2012	10.881243	12.619319	15.97%	0
2011	11.720918	10.881243	-7.16%	0
2010	10.526270	11.720918	11.35%	0
2009	8.329599	10.526270	26.37%	0
2008	13.958308	8.329599	-40.33%	0
2007	15.262154	13.958308	-8.54%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.276400	2.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	15.292447	14.522988	-5.03%	0
2015	15.686815	15.292447	-2.51%	0
2014	17.285521	15.686815	-9.25%	0
2013	13.864034	17.285521	24.68%	0
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
2010	13.486729	14.446049	7.11%	0
2009	11.115746	13.486729	21.33%	0
2008	20.373434	11.115746	-45.44%	0
2007	19.315023	20.373434	5.48%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.347525	25.510064	-13.08%	0
2015	26.803846	29.347525	9.49%	0
2014	20.981677	26.803846	27.75%	0
2013	14.319251	20.981677	46.53%	0
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
2010*	10.000000	10.448721	4.49%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.295803	7.409518	39.91%	0
2015	8.174360	5.295803	-35.21%	0
2014	10.380232	8.174360	-21.25%	0
2013	9.646631	10.380232	7.60%	0
2012*	10.000000	9.646631	-3.53%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.202650	7.264129	39.62%	0
2015	8.052256	5.202650	-35.39%	0
2014	10.255998	8.052256	-21.49%	0
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	16.840696	17.034313	1.15%	0
2015	17.855207	16.840696	-5.68%	0
2014	16.643656	17.855207	7.28%	0
2013	12.765376	16.643656	30.38%	0
2012	11.277748	12.765376	13.19%	0
2011	12.433023	11.277748	-9.29%	0
2010	11.367919	12.433023	9.37%	0
2009	9.190338	11.367919	23.69%	0
2008	15.194863	9.190338	-39.52%	0
2007	14.197739	15.194863	7.02%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	15.334747	16.074706	4.83%	0
2015	15.557870	15.334747	-1.43%	0
2014	13.536793	15.557870	14.93%	0
2013	11.623403	13.536793	16.46%	0
2012	10.563605	11.623403	10.03%	0
2011	10.189648	10.563605	3.67%	0
2010	9.238976	10.189648	10.29%	0
2009	8.220078	9.238976	12.40%	0
2008	11.912370	8.220078	-31.00%	0
2007	11.374425	11.912370	4.73%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.350432	17.958088	-2.14%	0
2015	18.600009	18.350432	-1.34%	0
2014	18.395493	18.600009	1.11%	0
2013	13.508531	18.395493	36.18%	0
2012	11.526680	13.508531	17.19%	0
2011	12.534439	11.526680	-8.04%	0
2010*	10.000000	12.534439	25.34%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.634941	20.596901	4.90%	0
2015	20.768220	19.634941	-5.46%	0
2014	21.741997	20.768220	-4.48%	0
2013	14.866034	21.741997	46.25%	0
2012	14.157393	14.866034	5.01%	0
2011	15.242754	14.157393	-7.12%	0
2010	12.350668	15.242754	23.42%	0
2009	8.311425	12.350668	48.60%	0
2008	14.576171	8.311425	-42.98%	0
2007	13.157928	14.576171	10.78%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.666504	10.728678	0.58%	0
2015	11.106922	10.666504	-3.97%	0
2014	10.954301	11.106922	1.39%	0
2013	10.057982	10.954301	8.91%	0
2012*	10.000000	10.057982	0.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	20.765304	22.443123	8.08%	0
2015	21.041329	20.765304	-1.31%	0
2014	19.786916	21.041329	6.34%	0
2013	15.109026	19.786916	30.96%	0
2012	13.245170	15.109026	14.07%	0
2011	12.832930	13.245170	3.21%	0
2010	11.692299	12.832930	9.76%	0
2009	9.984969	11.692299	17.10%	0
2008	17.304815	9.984969	-42.30%	0
2007	16.963176	17.304815	2.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	27.531562	33.432383	21.43%	0
2015	30.004170	27.531562	-8.24%	0
2014	28.304670	30.004170	6.00%	0
2013	21.135297	28.304670	33.92%	0
2012	18.336537	21.135297	15.26%	0
2011	20.622656	18.336537	-11.09%	0
2010	16.742551	20.622656	23.18%	0
2009	12.061873	16.742551	38.81%	0
2008	19.294732	12.061873	-37.49%	0
2007	19.534747	19.294732	-1.23%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.157629	11.333529	1.58%	0
2015	11.757503	11.157629	-5.10%	0
2014	11.697770	11.757503	0.51%	0
2013	13.136334	11.697770	-10.95%	0
2012	12.573109	13.136334	4.48%	0
2011	11.562880	12.573109	8.74%	0
2010	11.304952	11.562880	2.28%	0
2009	10.541827	11.304952	7.24%	0
2008	11.009254	10.541827	-4.25%	0
2007	10.335203	11.009254	6.52%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	19.344803	21.308716	10.15%	0
2015	21.139250	19.344803	-8.49%	0
2014	19.340760	21.139250	9.30%	0
2013	14.671260	19.340760	31.83%	0
2012	13.174589	14.671260	11.36%	0
2011	13.163325	13.174589	0.09%	0
2010	11.881451	13.163325	10.79%	0
2009	10.368364	11.881451	14.59%	0
2008	16.326767	10.368364	-36.49%	0
2007	16.855464	16.326767	-3.14%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	19.779342	23.619328	19.41%	0
2015	20.654511	19.779342	-4.24%	0
2014	18.262046	20.654511	13.10%	0
2013	14.448424	18.262046	26.39%	0
2012	12.776923	14.448424	13.08%	0
2011	13.242389	12.776923	-3.51%	0
2010	11.438856	13.242389	15.77%	0
2009	9.057048	11.438856	26.30%	0
2008	12.330968	9.057048	-26.55%	0
2007	12.990174	12.330968	-5.07%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.674539	10.925909	12.93%	0
2015*	10.000000	9.674539	-3.25%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.625514	13.763140	1.01%	0
2015	14.145278	13.625514	-3.67%	0
2014	14.262251	14.145278	-0.82%	0
2013	12.811111	14.262251	11.33%	0
2012	11.974023	12.811111	6.99%	0
2011	12.770476	11.974023	-6.24%	0
2010	11.957452	12.770476	6.80%	0
2009*	10.000000	11.957452	19.57%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.132682	10.025961	9.78%	0
2015*	10.000000	9.132682	-8.67%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.702338	9.673250	-0.30%	0
2015*	10.000000	9.702338	-2.98%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.334300	14.457712	27.56%	0
2015	12.453705	11.334300	-8.99%	0
2014	12.118455	12.453705	2.77%	0
2013*	10.000000	12.118455	21.18%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.230741	11.468705	12.10%	0
2015	10.786089	10.230741	-5.15%	0
2014*	10.000000	10.786089	7.86%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	28.148748	34.437954	22.34%	0
2015	29.619967	28.148748	-4.97%	0
2014	28.958802	29.619967	2.28%	0
2013	21.150419	28.958802	36.92%	0
2012	18.782006	21.150419	12.61%	0
2011	19.194143	18.782006	-2.15%	0
2010	15.677252	19.194143	22.43%	0
2009	12.887190	15.677252	21.65%	0
2008	19.172521	12.887190	-32.78%	0
2007	19.837549	19.172521	-3.35%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	21.063046	22.840917	8.44%	0
2015	21.461173	21.063046	-1.86%	0
2014	19.501176	21.461173	10.05%	0
2013	15.217313	19.501176	28.15%	0
2012	13.544599	15.217313	12.35%	0
2011	13.697694	13.544599	-1.12%	7
2010	12.290781	13.697694	11.45%	1,999
2009	10.021701	12.290781	22.64%	2,002
2008	16.433443	10.021701	-39.02%	2,576
2007	16.088906	16.433443	2.14%	2,578
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	18.336283	19.204636	4.74%	0
2015	19.370835	18.336283	-5.34%	0
2014	18.463273	19.370835	4.92%	0
2013	15.704754	18.463273	17.56%	0
2012	14.655789	15.704754	7.16%	0
2011	13.851029	14.655789	5.81%	0
2010	12.373501	13.851029	11.94%	0
2009	10.404096	12.373501	18.93%	0
2008	15.215613	10.404096	-31.62%	0
2007	14.637231	15.215613	3.95%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	16.361367	18.593861	13.64%	0
2015	17.250562	16.361367	-5.15%	0
2014	17.498104	17.250562	-1.41%	0
2013	12.132878	17.498104	44.22%	0
2012	10.371250	12.132878	16.99%	0
2011	12.402246	10.371250	-16.38%	0
2010	9.743426	12.402246	27.29%	0
2009	7.962428	9.743426	22.37%	0
2008	13.151399	7.962428	-39.46%	0
2007	15.237302	13.151399	-13.69%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.457490	10.026094	6.01%	0
2015	9.817340	9.457490	-3.67%	0
2014*	10.000000	9.817340	-1.83%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	12.803713	11.900688	-7.05%	0
2015	14.064019	12.803713	-8.96%	0
2014	14.649261	14.064019	-4.00%	0
2013	12.966272	14.649261	12.98%	0
2012	12.112457	12.966272	7.05%	0
2011	13.173619	12.112457	-8.06%	0
2010	11.980497	13.173619	9.96%	0
2009	10.870886	11.980497	10.21%	0
2008	15.885982	10.870886	-31.57%	0
2007	14.893279	15.885982	6.67%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	11.598991	11.685298	0.74%	0
2015	11.973483	11.598991	-3.13%	0
2014	11.888114	11.973483	0.72%	0
2013	12.127014	11.888114	-1.97%	0
2012	11.388560	12.127014	6.48%	0
2011	11.475304	11.388560	-0.76%	0
2010	10.891609	11.475304	5.36%	0
2009	9.315990	10.891609	16.91%	0
2008	10.356746	9.315990	-10.05%	0
2007	10.125236	10.356746	2.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.037356	13.349831	2.40%	0
2015	13.470610	13.037356	-3.22%	0
2014	13.284968	13.470610	1.40%	0
2013	12.061826	13.284968	10.14%	0
2012	11.110388	12.061826	8.56%	0
2011	11.467007	11.110388	-3.11%	0
2010	10.471297	11.467007	9.51%	0
2009	8.682036	10.471297	20.61%	0
2008	11.924411	8.682036	-27.19%	0
2007	11.304950	11.924411	5.48%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.527256	13.926835	2.95%	0
2015	13.966787	13.527256	-3.15%	0
2014	13.723716	13.966787	1.77%	0
2013	12.197378	13.723716	12.51%	0
2012	11.087426	12.197378	10.01%	0
2011	11.537694	11.087426	-3.90%	0
2010	10.371497	11.537694	11.24%	0
2009	8.292054	10.371497	25.08%	0
2008	12.682436	8.292054	-34.62%	0
2007	11.854675	12.682436	6.98%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.106056	14.601134	3.51%	0
2015	14.574729	14.106056	-3.22%	0
2014	14.300861	14.574729	1.92%	0
2013	12.105842	14.300861	18.13%	0
2012	10.802523	12.105842	12.06%	0
2011	11.424931	10.802523	-5.45%	0
2010	10.131730	11.424931	12.76%	0
2009	7.937924	10.131730	27.64%	0
2008	13.195699	7.937924	-39.84%	0
2007	12.210862	13.195699	8.07%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.337198	3.37%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.710149	15.212713	29.91%	0
2015	15.186970	11.710149	-22.89%	0
2014	17.893189	15.186970	-15.12%	0
2013	14.812885	17.893189	20.79%	0
2012	14.536729	14.812885	1.90%	0
2011	15.758809	14.536729	-7.75%	0
2010	13.591908	15.758809	15.94%	0
2009	9.465921	13.591908	43.59%	0
2008	21.338807	9.465921	-55.64%	0
2007	15.060243	21.338807	41.69%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	18.597646	21.301778	14.54%	0
2015	19.959781	18.597646	-6.82%	0
2014	18.910154	19.959781	5.55%	0
2013	15.203784	18.910154	24.38%	0
2012	13.349789	15.203784	13.89%	0
2011	13.630241	13.349789	-2.06%	0
2010	12.189770	13.630241	11.82%	0
2009	9.645623	12.189770	26.38%	0
2008	17.335945	9.645623	-44.36%	0
2007	17.595802	17.335945	-1.48%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.156352	11.56%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	22.335379	21.853463	-2.16%	0
2015	21.472607	22.335379	4.02%	0
2014	19.879156	21.472607	8.02%	0
2013	15.022343	19.879156	32.33%	0
2012	13.496267	15.022343	11.31%	0
2011	13.874499	13.496267	-2.73%	0
2010	11.512099	13.874499	20.52%	0
2009	9.245919	11.512099	24.51%	0
2008	18.035540	9.245919	-48.74%	0
2007	14.636513	18.035540	23.22%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.737477	11.932869	1.66%	0
2015	12.166594	11.737477	-3.53%	0
2014	11.839094	12.166594	2.77%	0
2013	12.424572	11.839094	-4.71%	0
2012	12.092556	12.424572	2.75%	0
2011	11.610331	12.092556	4.15%	0
2010	11.095000	11.610331	4.64%	0
2009	9.875173	11.095000	12.35%	0
2008	10.513127	9.875173	-6.07%	0
2007	10.382389	10.513127	1.26%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	30.592439	33.318108	8.91%	0
2015	31.962083	30.592439	-4.29%	0
2014	30.980450	31.962083	3.17%	0
2013	23.433923	30.980450	32.20%	0
2012	21.024059	23.433923	11.46%	0
2011	24.236932	21.024059	-13.26%	0
2010	19.373456	24.236932	25.10%	304
2009	14.247298	19.373456	35.98%	208
2008	24.246866	14.247298	-41.24%	208
2007	21.608905	24.246866	12.21%	209
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	19.145788	17.648697	-7.82%	0
2015	19.049234	19.145788	0.51%	0
2014	21.349342	19.049234	-10.77%	0
2013	16.856354	21.349342	26.65%	0
2012	14.392197	16.856354	17.12%	0
2011	17.894027	14.392197	-19.57%	0
2010	16.299006	17.894027	9.79%	0
2009	13.271559	16.299006	22.81%	0
2008	24.340979	13.271559	-45.48%	0
2007	21.374971	24.340979	13.88%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	25.367514	26.973140	6.33%	0
2015	26.930790	25.367514	-5.80%	0
2014	25.985683	26.930790	3.64%	0
2013	20.514290	25.985683	26.67%	0
2012	16.593742	20.514290	23.63%	0
2011	18.747871	16.593742	-11.49%	0
2010	15.250807	18.747871	22.93%	0
2009	9.973778	15.250807	52.91%	0
2008	21.044170	9.973778	-52.61%	0
2007	20.515088	21.044170	2.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.505423	11.569966	10.13%	0
2015	11.512315	10.505423	-8.75%	0
2014	11.504160	11.512315	0.07%	0
2013	9.552529	11.504160	20.43%	0
2012	8.512935	9.552529	12.21%	0
2011	8.885707	8.512935	-4.20%	0
2010	8.282802	8.885707	7.28%	0
2009	6.535495	8.282802	26.74%	0
2008*	10.000000	6.535495	-34.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.266228	13.609855	10.95%	0
2015	13.563524	12.266228	-9.56%	0
2014	13.324868	13.563524	1.79%	0
2013	12.018933	13.324868	10.87%	0
2012	10.965785	12.018933	9.60%	0
2011	11.006965	10.965785	-0.37%	0
2010	10.039864	11.006965	9.63%	0
2009	7.609616	10.039864	31.94%	0
2008	11.118291	7.609616	-31.56%	0
2007	11.014694	11.118291	0.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	20.437620	23.077798	12.92%	0
2015	21.800063	20.437620	-6.25%	0
2014	20.607392	21.800063	5.79%	0
2013	16.330540	20.607392	26.19%	0
2012	14.991521	16.330540	8.93%	0
2011	14.534651	14.991521	3.14%	0
2010	12.381554	14.534651	17.39%	0
2009	10.844325	12.381554	14.18%	234
2008	15.289080	10.844325	-29.07%	236
2007	16.149816	15.289080	-5.33%	237

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	25.290614	32.039047	26.68%	0
2015	28.065850	25.290614	-9.89%	0
2014	28.681125	28.065850	-2.15%	0
2013	21.636006	28.681125	32.56%	0
2012	18.783774	21.636006	15.18%	0
2011	20.058303	18.783774	-6.35%	0
2010	16.077014	20.058303	24.76%	0
2009	12.793266	16.077014	25.67%	0
2008	19.630438	12.793266	-34.83%	0
2007	20.670291	19.630438	-5.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.241587	8.275752	14.28%	0
2015	9.257546	7.241587	-21.78%	0
2014*	10.000000	9.257546	-7.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	17.167489	17.903846	4.29%	0
2015	18.869266	17.167489	-9.02%	0
2014	21.822403	18.869266	-13.53%	0
2013	18.238176	21.822403	19.65%	0
2012	15.854649	18.238176	15.03%	0
2011	18.233093	15.854649	-13.04%	0
2010	17.285475	18.233093	5.48%	0
2009	12.963185	17.285475	33.34%	0
2008	22.346846	12.963185	-41.99%	0
2007	19.895019	22.346846	12.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.219898	9.235284	0.17%	0
2015	9.902094	9.219898	-6.89%	0
2014*	10.000000	9.902094	-0.98%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.370692	10.529194	1.53%	0
2015	11.316865	10.370692	-8.36%	0
2014	11.189420	11.316865	1.14%	0
2013	10.126064	11.189420	10.50%	0
2012*	10.000000	10.126064	1.26%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.904271	9.590966	-3.16%	0
2015	9.994336	9.904271	-0.90%	0
2014	9.814354	9.994336	1.83%	0
2013*	10.000000	9.814354	-1.86%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.938844	13.837094	-0.73%	0
2015	13.676043	13.938844	1.92%	0
2014	12.994117	13.676043	5.25%	0
2013	9.552880	12.994117	36.02%	0
2012*	10.000000	9.552880	-4.47%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.639367	12.816769	10.12%	0
2015	12.497391	11.639367	-6.87%	0
2014	12.330112	12.497391	1.36%	0
2013	9.864302	12.330112	25.00%	0
2012*	10.000000	9.864302	-1.36%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.208647	12.926505	-2.14%	0
2015	13.435259	13.208647	-1.69%	0
2014	12.821920	13.435259	4.78%	0
2013	9.646542	12.821920	32.92%	0
2012*	10.000000	9.646542	-3.53%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.017977	12.342082	-5.19%	0
2015	14.597768	13.017977	-10.82%	0
2014	15.836848	14.597768	-7.82%	0
2013	13.007144	15.836848	21.75%	0
2012	11.217740	13.007144	15.95%	0
2011	12.423738	11.217740	-9.71%	0
2010	11.748958	12.423738	5.74%	0
2009*	10.000000	11.748958	17.49%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.389219	11.745962	13.06%	0
2015	11.420474	10.389219	-9.03%	0
2014	11.517981	11.420474	-0.85%	0
2013	10.712744	11.517981	7.52%	0
2012*	10.000000	10.712744	7.13%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.131864	12.527132	3.26%	0
2015	13.233514	12.131864	-8.32%	0
2014	12.608534	13.233514	4.96%	0
2013	9.972628	12.608534	26.43%	0
2012*	10.000000	9.972628	-0.27%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	19.887029	20.188218	1.51%	0
2015	20.355350	19.887029	-2.30%	0
2014	19.327869	20.355350	5.32%	0
2013	16.580590	19.327869	16.57%	0
2012	15.031321	16.580590	10.31%	0
2011	15.240992	15.031321	-1.38%	0
2010	14.487378	15.240992	5.20%	0
2009	11.856130	14.487378	22.19%	0
2008	14.516734	11.856130	-18.33%	0
2007	13.529848	14.516734	7.29%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.693062	9.641620	-0.53%	0
2015*	10.000000	9.693062	-3.07%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	27.878996	27.655239	-0.80%	0
2015	25.596957	27.878996	8.92%	0
2014	24.253494	25.596957	5.54%	0
2013	19.044179	24.253494	27.35%	0
2012	15.803265	19.044179	20.51%	0
2011	17.452456	15.803265	-9.45%	0
2010	16.845002	17.452456	3.61%	0
2009	11.856488	16.845002	42.07%	0
2008	21.882481	11.856488	-45.82%	0
2007	16.461920	21.882481	32.93%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.077794	15.596326	10.79%	0
2015	13.826135	14.077794	1.82%	0
2014	12.995025	13.826135	6.40%	0
2013	9.864315	12.995025	31.74%	0
2012*	10.000000	9.864315	-1.36%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	22.620424	20.534752	-9.22%	0
2015	25.493158	22.620424	-11.27%	0
2014	29.808321	25.493158	-14.48%	0
2013	26.806826	29.808321	11.20%	0
2012	24.343929	26.806826	10.12%	0
2011	36.976679	24.343929	-34.16%	0
2010	30.396892	36.976679	21.65%	0
2009	17.445542	30.396892	74.24%	0
2008	37.535847	17.445542	-53.52%	0
2007	30.138285	37.535847	24.55%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.283095	8.559780	17.53%	0
2015	9.363355	7.283095	-22.22%	0
2014*	10.000000	9.363355	-6.37%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.880539	-1.19%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.929837	12.630034	5.87%	0
2015	12.529805	11.929837	-4.79%	0
2014	13.920966	12.529805	-9.99%	0
2013	10.131082	13.920966	37.41%	0
2012*	10.000000	10.131082	1.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	23.155991	25.636630	10.71%	0
2015	24.022961	23.155991	-3.61%	0
2014	22.403814	24.022961	7.23%	0
2013	16.980665	22.403814	31.94%	0
2012	15.060905	16.980665	12.75%	0
2011	15.550516	15.060905	-3.15%	0
2010	14.369940	15.550516	8.22%	972
2009	12.060874	14.369940	19.15%	972
2008	18.430972	12.060874	-34.56%	1,251
2007	17.608077	18.430972	4.67%	1,251
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.512570	14.664323	1.05%	0
2015	14.028605	14.512570	3.45%	0
2014	14.256407	14.028605	-1.60%	0
2013	11.479445	14.256407	24.19%	0
2012	10.177303	11.479445	12.79%	0
2011	10.648449	10.177303	-4.42%	0
2010*	10.000000	10.648449	6.48%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.633375	9.921608	2.99%	0
2015*	10.000000	9.633375	-3.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	10.875101	11.202413	3.01%	0
2015	11.270707	10.875101	-3.51%	0
2014	10.768726	11.270707	4.66%	0
2013	11.132156	10.768726	-3.26%	0
2012	10.478526	11.132156	6.24%	0
2011	10.216427	10.478526	2.57%	0
2010	9.825964	10.216427	3.97%	0
2009	9.232513	9.825964	6.43%	0
2008	10.596703	9.232513	-12.87%	0
2007	10.352139	10.596703	2.36%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	18.484406	19.889874	7.60%	0
2015	19.223390	18.484406	-3.84%	0
2014	19.201864	19.223390	0.11%	0
2013	21.628776	19.201864	-11.22%	0
2012	18.859058	21.628776	14.69%	0
2011	18.132661	18.859058	4.01%	0
2010	16.981373	18.132661	6.78%	0
2009	13.413226	16.981373	26.60%	0
2008	16.214509	13.413226	-17.28%	0
2007	15.665159	16.214509	3.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.147546	9.114854	11.87%	0
2015*	10.000000	8.147546	-18.52%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.314135	15.461458	8.02%	0
2015	15.847253	14.314135	-9.67%	0
2014	16.630370	15.847253	-4.71%	0
2013	12.955984	16.630370	28.36%	0
2012	10.859226	12.955984	19.31%	0
2011	11.262539	10.859226	-3.58%	0
2010*	10.000000	11.262539	12.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.340276	22.623484	16.98%	0
2015	20.801009	19.340276	-7.02%	0
2014	18.927465	20.801009	9.90%	0
2013	14.773331	18.927465	28.12%	0
2012	13.267627	14.773331	11.35%	0
2011	13.569040	13.267627	-2.22%	0
2010	12.324441	13.569040	10.10%	0
2009*	10.000000	12.324441	23.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.745362	13.518363	6.06%	0
2015	12.971394	12.745362	-1.74%	0
2014	12.697683	12.971394	2.16%	0
2013	10.585160	12.697683	19.96%	0
2012	9.401898	10.585160	12.59%	0
2011	9.573283	9.401898	-1.79%	0
2010	8.783248	9.573283	8.99%	0
2009	7.314348	8.783248	20.08%	0
2008	10.705118	7.314348	-31.67%	0
2007	10.367125	10.705118	3.26%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.105434	10.093945	-0.11%	0
2015	10.409923	10.105434	-2.92%	0
2014	10.191390	10.409923	2.14%	0
2013	10.750932	10.191390	-5.20%	0
2012	10.527159	10.750932	2.13%	0
2011	10.232732	10.527159	2.88%	0
2010	9.922251	10.232732	3.13%	0
2009	9.092757	9.922251	9.12%	0
2008	10.368731	9.092757	-12.31%	0
2007	10.349385	10.368731	0.19%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.222634	13.865598	-2.51%	0
2015	13.719648	14.222634	3.67%	0
2014	13.846214	13.719648	-0.91%	0
2013	11.061947	13.846214	25.17%	0
2012	9.312693	11.061947	18.78%	0
2011	10.553137	9.312693	-11.75%	0
2010	9.744543	10.553137	8.30%	0
2009	7.072484	9.744543	37.78%	0
2008	11.846096	7.072484	-40.30%	0
2007	10.647123	11.846096	11.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.585750	14.418213	6.13%	0
2015	13.119540	13.585750	3.55%	0
2014	12.477101	13.119540	5.15%	0
2013	9.893605	12.477101	26.11%	0
2012	8.661487	9.893605	14.23%	0
2011	9.339201	8.661487	-7.26%	0
2010	8.120695	9.339201	15.00%	0
2009	6.013767	8.120695	35.04%	0
2008	11.079829	6.013767	-45.72%	0
2007	10.177964	11.079829	8.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.884543	12.846781	8.10%	0
2015	12.083059	11.884543	-1.64%	0
2014	11.266100	12.083059	7.25%	0
2013	8.707737	11.266100	29.38%	0
2012	7.645384	8.707737	13.90%	0
2011	8.036784	7.645384	-4.87%	0
2010	7.442784	8.036784	7.98%	0
2009	5.853000	7.442784	27.16%	0
2008	9.712924	5.853000	-39.74%	0
2007*	10.000000	9.712924	-2.87%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	19.619556	22.446319	14.41%	0
2015	21.569515	19.619556	-9.04%	0
2014	20.351445	21.569515	5.99%	0
2013	15.458850	20.351445	31.65%	0
2012	13.445593	15.458850	14.97%	0
2011	14.179482	13.445593	-5.18%	0
2010	12.622935	14.179482	12.33%	0
2009	10.114078	12.622935	24.81%	0
2008	16.558249	10.114078	-38.92%	0
2007	17.475873	16.558249	-5.25%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.216925	9.235545	0.20%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	9.527581	10.326802	8.39%	0
2015	10.111443	9.527581	-5.77%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	9.515344	10.071085	5.84%	0
2015	9.954774	9.515344	-4.41%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	16.534769	18.367310	11.08%	0
2015	17.448635	16.534769	-5.24%	0
2014	17.486848	17.448635	-0.22%	0
2013	16.784981	17.486848	4.18%	0
2012	15.059670	16.784981	11.46%	0
2011	14.907408	15.059670	1.02%	0
2010	13.539836	14.907408	10.10%	0
2009	9.531050	13.539836	42.06%	0
2008	13.603229	9.531050	-29.94%	0
2007	13.557768	13.603229	0.34%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.503378	12.709705	10.49%	0
2015	11.965342	11.503378	-3.86%	0
2014	11.540420	11.965342	3.68%	0
2013	8.263210	11.540420	39.66%	0
2012	7.269230	8.263210	13.67%	0
2011	8.456278	7.269230	-14.04%	0
2010	7.531931	8.456278	12.27%	0
2009	5.060633	7.531931	48.83%	0
2008*	10.000000	5.060633	-49.39%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.342300	14.295511	7.14%	0
2015	13.770171	13.342300	-3.11%	0
2014	12.806347	13.770171	7.53%	0
2013	9.499294	12.806347	34.81%	0
2012	8.765688	9.499294	8.37%	0
2011	9.312578	8.765688	-5.87%	0
2010	7.745736	9.312578	20.23%	0
2009	6.064356	7.745736	27.73%	0
2008*	10.000000	6.064356	-39.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.160950	11.768773	5.45%	0
2015	11.675488	11.160950	-4.41%	0
2014	11.483117	11.675488	1.68%	0
2013	9.114934	11.483117	25.98%	0
2012	8.065573	9.114934	13.01%	0
2011	8.853740	8.065573	-8.90%	0
2010	7.915406	8.853740	11.85%	0
2009	6.296675	7.915406	25.71%	0
2008*	10.000000	6.296675	-37.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.107251	11.468360	3.25%	0
2015	11.537731	11.107251	-3.73%	0
2014	11.369305	11.537731	1.48%	0
2013	10.191003	11.369305	11.56%	0
2012	9.431278	10.191003	8.06%	0
2011	9.824565	9.431278	-4.00%	0
2010	9.145387	9.824565	7.43%	0
2009	7.844296	9.145387	16.59%	0
2008*	10.000000	7.844296	-21.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.288538	11.788852	4.43%	0
2015	11.758066	11.288538	-3.99%	0
2014	11.542173	11.758066	1.87%	0
2013	9.783733	11.542173	17.97%	0
2012	8.848641	9.783733	10.57%	0
2011	9.418415	8.848641	-6.05%	0
2010	8.612583	9.418415	9.36%	0
2009	7.128927	8.612583	20.81%	0
2008*	10.000000	7.128927	-28.71%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.506002	10.694708	1.80%	0
2015	10.877389	10.506002	-3.41%	0
2014	10.818279	10.877389	0.55%	0
2013	10.595806	10.818279	2.10%	0
2012	10.130873	10.595806	4.59%	0
2011	10.266463	10.130873	-1.32%	0
2010	9.879419	10.266463	3.92%	0
2009	8.983784	9.879419	9.97%	0
2008*	10.000000	8.983784	-10.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.935381	10.205078	2.71%	0
2015	10.669279	9.935381	-6.88%	0
2014	10.723003	10.669279	-0.50%	0
2013*	10.000000	10.723003	7.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.879316	10.210533	3.35%	0
2015	10.674063	9.879316	-7.45%	0
2014	10.860225	10.674063	-1.71%	0
2013*	10.000000	10.860225	8.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.224118	11.657946	3.87%	0
2015	11.659903	11.224118	-3.74%	0
2014	11.459745	11.659903	1.75%	0
2013	9.997616	11.459745	14.62%	0
2012	9.144510	9.997616	9.33%	0
2011	9.622188	9.144510	-4.96%	0
2010	8.879401	9.622188	8.37%	0
2009	7.483373	8.879401	18.66%	0
2008*	10.000000	7.483373	-25.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.207007	11.733102	4.69%	0
2015	11.694368	11.207007	-4.17%	0
2014	11.494541	11.694368	1.74%	0
2013	9.505704	11.494541	20.92%	0
2012	8.526428	9.505704	11.49%	0
2011	9.191992	8.526428	-7.24%	0
2010	8.337114	9.191992	10.25%	0
2009	6.769278	8.337114	23.16%	0
2008*	10.000000	6.769278	-32.31%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	10.948160	11.292337	3.14%	0
2015	11.373144	10.948160	-3.74%	0
2014	11.230294	11.373144	1.27%	0
2013	10.375788	11.230294	8.24%	0
2012	9.691046	10.375788	7.07%	0
2011	9.986364	9.691046	-2.96%	0
2010	9.413018	9.986364	6.09%	0
2009	8.220715	9.413018	14.50%	0
2008*	10.000000	8.220715	-17.79%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.816708	11.052294	2.18%	0
2015	11.215636	10.816708	-3.56%	0
2014	11.011623	11.215636	1.85%	0
2013	11.563365	11.011623	-4.77%	0
2012	11.057597	11.563365	4.57%	0
2011	10.696278	11.057597	3.38%	0
2010	10.295222	10.696278	3.90%	0
2009	9.743746	10.295222	5.66%	0
2008*	10.000000	9.743746	-2.56%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.764520	11.829633	0.55%	0
2015	12.153860	11.764520	-3.20%	0
2014	11.909714	12.153860	2.05%	0
2013	12.496250	11.909714	-4.69%	0
2012	11.990398	12.496250	4.22%	0
2011	11.619486	11.990398	3.19%	0
2010	11.045586	11.619486	5.20%	0
2009	9.749510	11.045586	13.29%	0
2008*	10.000000	9.749510	-2.50%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	21.425684	22.408065	4.59%	0
2015	26.288106	21.425684	-18.50%	0
2014	28.660191	26.288106	-8.28%	0
2013	29.329803	28.660191	-2.28%	0
2012	25.767536	29.329803	13.82%	0
2011	34.212924	25.767536	-24.68%	0
2010	30.334249	34.212924	12.79%	0
2009	19.115830	30.334249	58.69%	0
2008	46.703108	19.115830	-59.07%	0
2007	33.063333	46.703108	41.25%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	10.871288	10.657016	-1.97%	0
2015	11.185148	10.871288	-2.81%	0
2014	10.993234	11.185148	1.75%	0
2013	11.775911	10.993234	-6.65%	0
2012	11.744503	11.775911	0.27%	0
2011	11.253024	11.744503	4.37%	0
2010	11.037470	11.253024	1.95%	0
2009	11.046718	11.037470	-0.08%	0
2008	10.539565	11.046718	4.81%	0
2007	10.109866	10.539565	4.25%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.173175	7.953703	-2.69%	0
2015	8.399974	8.173175	-2.70%	0
2014	8.633064	8.399974	-2.70%	0
2013	8.872624	8.633064	-2.70%	0
2012	9.119514	8.872624	-2.71%	0
2011	9.371859	9.119514	-2.69%	0
2010	9.631905	9.371859	-2.70%	0
2009	9.895030	9.631905	-2.66%	784
2008	9.964960	9.895030	-0.70%	787
2007	9.774552	9.964960	1.95%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.651246	7.492393	-2.08%	0
2015	8.125337	7.651246	-5.83%	0
2014	8.411391	8.125337	-3.40%	0
2013	7.353289	8.411391	14.39%	0
2012	6.559070	7.353289	12.11%	0
2011	7.489773	6.559070	-12.43%	0
2010	6.811668	7.489773	9.96%	0
2009	5.407999	6.811668	25.96%	0
2008*	10.000000	5.407999	-45.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.343149	8.160959	-2.18%	0
2015	8.695517	8.343149	-4.05%	0
2014	9.526349	8.695517	-8.72%	0
2013	8.090632	9.526349	17.75%	0
2012	7.034503	8.090632	15.01%	0
2011	8.295388	7.034503	-15.20%	0
2010	7.938099	8.295388	4.50%	0
2009	6.343566	7.938099	25.14%	0
2008	11.456755	6.343566	-44.63%	0
2007	10.765655	11.456755	6.42%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	20.226572	21.545460	6.52%	0
2015	20.997493	20.226572	-3.67%	0
2014	20.555420	20.997493	2.15%	0
2013	16.601935	20.555420	23.81%	0
2012	14.722329	16.601935	12.77%	0
2011	15.749284	14.722329	-6.52%	13,541
2010	14.120289	15.749284	11.54%	34,186
2009	11.408404	14.120289	23.77%	42,880
2008	18.565966	11.408404	-38.55%	44,159
2007	18.010853	18.565966	3.08%	57,370
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	13.918074	14.396923	3.44%	0
2015	14.329203	13.918074	-2.87%	0
2014	14.081166	14.329203	1.76%	0
2013	12.759052	14.081166	10.36%	0
2012	11.988674	12.759052	6.43%	0
2011	12.212561	11.988674	-1.83%	0
2010	11.429530	12.212561	6.85%	2,111
2009*	10.000000	11.429530	14.30%	2,000
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.842019	16.608543	4.84%	0
2015	16.368716	15.842019	-3.22%	0
2014	15.989569	16.368716	2.37%	0
2013	13.752189	15.989569	16.27%	0
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0
2010	11.983630	13.063078	9.01%	0
2009*	10.000000	11.983630	19.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	11.883087	12.056140	1.46%	0
2015	12.180599	11.883087	-2.44%	0
2014	12.049822	12.180599	1.09%	0
2013	11.813399	12.049822	2.00%	0
2012	11.544530	11.813399	2.33%	0
2011	11.526263	11.544530	0.16%	0
2010	11.186832	11.526263	3.03%	0
2009	10.539733	11.186832	6.14%	0
2008	11.526471	10.539733	-8.56%	0
2007	11.243049	11.526471	2.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.910278	10.193877	2.86%	0
2015	10.526514	9.910278	-5.85%	0
2014	10.559309	10.526514	-0.31%	0
2013*	10.000000	10.559309	5.59%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.848894	10.249868	4.07%	0
2015	10.539070	9.848894	-6.55%	0
2014	10.646957	10.539070	-1.01%	0
2013*	10.000000	10.646957	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	16.256026	16.948250	4.26%	0
2015	16.763259	16.256026	-3.03%	0
2014	16.379761	16.763259	2.34%	0
2013	14.434131	16.379761	13.48%	0
2012	13.388089	14.434131	7.81%	0
2011	13.764356	13.388089	-2.73%	871
2010	12.754125	13.764356	7.92%	873
2009	11.002625	12.754125	15.92%	2,840
2008	14.723493	11.002625	-25.27%	3,483
2007	14.323647	14.723493	2.79%	3,662
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	18.570237	19.602881	5.56%	0
2015	19.225924	18.570237	-3.41%	0
2014	18.826217	19.225924	2.12%	0
2013	15.810441	18.826217	19.07%	0
2012	14.284568	15.810441	10.68%	0
2011	14.999139	14.284568	-4.76%	13,664
2010	13.661665	14.999139	9.79%	19,974
2009	11.287464	13.661665	21.03%	25,167
2008	16.909180	11.287464	-33.25%	35,397
2007	16.373923	16.909180	3.27%	36,298
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.139853	14.543817	2.86%	0
2015	14.536684	14.139853	-2.73%	0
2014	14.264027	14.536684	1.91%	0
2013	13.267383	14.264027	7.51%	0
2012	12.621651	13.267383	5.12%	0
2011	12.708943	12.621651	-0.69%	0
2010	12.036372	12.708943	5.59%	0
2009	10.797996	12.036372	11.47%	21,546
2008	13.063022	10.797996	-17.34%	22,178
2007	12.684250	13.063022	2.99%	22,791
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.111107	21.225602	0.54%	0
2015	20.698718	21.111107	1.99%	0
2014	19.595283	20.698718	5.63%	0
2013	14.776870	19.595283	32.61%	0
2012	12.825168	14.776870	15.22%	0
2011	13.517587	12.825168	-5.12%	0
2010	12.802117	13.517587	5.59%	1,212
2009*	10.000000	12.802117	28.02%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.396056	9.924587	5.63%	0
2015	9.878811	9.396056	-4.89%	0
2014*	10.000000	9.878811	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.815568	10.510743	7.08%	0
2015	10.073729	9.815568	-2.56%	0
2014*	10.000000	10.073729	0.74%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	27.879573	32.633392	17.05%	0
2015	29.398296	27.879573	-5.17%	0
2014	27.612865	29.398296	6.47%	0
2013	21.329616	27.612865	29.46%	0
2012	18.662018	21.329616	14.29%	0
2011	19.679610	18.662018	-5.17%	0
2010	16.026026	19.679610	22.80%	0
2009	12.043929	16.026026	33.06%	0
2008	19.483084	12.043929	-38.18%	0
2007	18.619166	19.483084	4.64%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	12.490736	13.205407	5.72%	0
2015	13.219475	12.490736	-5.51%	0
2014	13.078381	13.219475	1.08%	0
2013	13.594175	13.078381	-3.79%	0
2012	12.447502	13.594175	9.21%	0
2011	12.119595	12.447502	2.71%	0
2010	11.263285	12.119595	7.60%	0
2009	9.306691	11.263285	21.02%	0
2008	11.564704	9.306691	-19.53%	0
2007	11.361858	11.564704	1.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.527097	9.041398	-5.10%	0
2015	9.856048	9.527097	-3.34%	0
2014	10.268433	9.856048	-4.02%	0
2013	8.716146	10.268433	17.81%	0
2012	7.754958	8.716146	12.39%	0
2011	8.818482	7.754958	-12.06%	0
2010	7.963564	8.818482	10.74%	0
2009	6.013271	7.963564	32.43%	0
2008*	10.000000	6.013271	-39.87%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.316820	12.582180	2.15%	0
2015	13.373667	12.316820	-7.90%	0
2014	15.217581	13.373667	-12.12%	0
2013	12.920055	15.217581	17.78%	0
2012	11.345237	12.920055	13.88%	0
2011	13.949382	11.345237	-18.67%	0
2010	13.538118	13.949382	3.04%	0
2009	10.743615	13.538118	26.01%	0
2008	20.632130	10.743615	-47.93%	0
2007	20.648674	20.632130	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.203566	13.103744	-0.76%	0
2015	13.158162	13.203566	0.35%	0
2014	12.277325	13.158162	7.17%	0
2013	9.387283	12.277325	30.79%	0
2012	8.307505	9.387283	13.00%	0
2011	8.822750	8.307505	-5.84%	0
2010	7.860176	8.822750	12.25%	0
2009	6.245178	7.860176	25.86%	0
2008*	10.000000	6.245178	-37.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.735276	13.251613	12.92%	0
2015	12.490225	11.735276	-6.04%	0
2014	11.644084	12.490225	7.27%	0
2013	8.862650	11.644084	31.38%	0
2012	7.746430	8.862650	14.41%	0
2011	8.477504	7.746430	-8.62%	0
2010	7.727621	8.477504	9.70%	0
2009	6.233384	7.727621	23.97%	0
2008*	10.000000	6.233384	-37.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.782847	13.191887	3.20%	0
2015	13.183195	12.782847	-3.04%	0
2014	13.063157	13.183195	0.92%	0
2013	9.686039	13.063157	34.87%	0
2012	8.683756	9.686039	11.54%	0
2011	9.339993	8.683756	-7.03%	0
2010	7.589949	9.339993	23.06%	0
2009	6.156352	7.589949	23.29%	0
2008*	10.000000	6.156352	-38.44%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	14.983724	17.145588	14.43%	0
2015	15.857168	14.983724	-5.51%	0
2014	13.926777	15.857168	13.86%	0
2013	10.549272	13.926777	32.02%	0
2012	9.319371	10.549272	13.20%	0
2011	9.805085	9.319371	-4.95%	0
2010	8.423250	9.805085	16.41%	0
2009	6.635259	8.423250	26.95%	0
2008*	10.000000	6.635259	-33.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	19.071014	20.052901	5.15%	0
2015	19.497036	19.071014	-2.19%	0
2014	19.542106	19.497036	-0.23%	0
2013	13.951983	19.542106	40.07%	0
2012	12.679879	13.951983	10.03%	0
2011	13.144257	12.679879	-3.53%	0
2010	10.797872	13.144257	21.73%	0
2009	8.725387	10.797872	23.75%	0
2008	16.774341	8.725387	-47.98%	0
2007	15.746409	16.774341	6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	26.738863	32.683628	22.23%	0
2015	29.325411	26.738863	-8.82%	0
2014	28.229388	29.325411	3.88%	0
2013	20.719387	28.229388	36.25%	0
2012	17.701329	20.719387	17.05%	0
2011	19.240904	17.701329	-8.00%	0
2010	15.635003	19.240904	23.06%	0
2009	12.767297	15.635003	22.46%	0
2008	19.383155	12.767297	-34.13%	0
2007	21.476827	19.383155	-9.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	24.672128	29.420227	19.24%	0
2015	25.846709	24.672128	-4.54%	0
2014	26.417184	25.846709	-2.16%	0
2013	19.316594	26.417184	36.76%	0
2012	17.230232	19.316594	12.11%	0
2011	18.798373	17.230232	-8.34%	0
2010	15.458116	18.798373	21.61%	0
2009	11.818135	15.458116	30.80%	0
2008	19.704363	11.818135	-40.02%	0
2007	19.877673	19.704363	-0.87%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	18.750114	20.281119	8.17%	0
2015	19.143748	18.750114	-2.06%	0
2014	17.595772	19.143748	8.80%	0
2013	13.826579	17.595772	27.26%	0
2012	12.482632	13.826579	10.77%	0
2011	12.779976	12.482632	-2.33%	0
2010	11.600380	12.779976	10.17%	0
2009	9.495562	11.600380	22.17%	0
2008	16.715056	9.495562	-43.19%	0
2007	15.924444	16.715056	4.96%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.827251	12.334938	4.29%	0
2015	12.884829	11.827251	-8.21%	0
2014	10.296629	12.884829	25.14%	0
2013	10.304147	10.296629	-0.07%	0
2012	9.162957	10.304147	12.45%	0
2011	8.872024	9.162957	3.28%	0
2010	7.023424	8.872024	26.32%	0
2009	5.530810	7.023424	26.99%	0
2008*	10.000000	5.530810	-44.69%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.522101	13.573594	8.40%	0
2015	12.749373	12.522101	-1.78%	0
2014	11.587753	12.749373	10.02%	0
2013*	10.000000	11.587753	15.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.297498	9.272571	-0.27%	0
2015	9.588216	9.297498	-3.03%	0
2014	9.805849	9.588216	-2.22%	0
2013	10.067348	9.805849	-2.60%	0
2012	9.995248	10.067348	0.72%	0
2011	10.140212	9.995248	-1.43%	0
2010	10.175356	10.140212	-0.35%	0
2009	9.763520	10.175356	4.22%	0
2008*	10.000000	9.763520	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.721902	13.786942	17.62%	0
2015	12.665579	11.721902	-7.45%	0
2014	12.450387	12.665579	1.73%	0
2013*	10.000000	12.450387	24.50%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.818920	12.612803	-1.61%	0
2015	13.709885	12.818920	-6.50%	0
2014	15.340235	13.709885	-10.63%	0
2013	13.127811	15.340235	16.85%	0
2012	11.285046	13.127811	16.33%	0
2011	13.243557	11.285046	-14.79%	0
2010	12.798574	13.243557	3.48%	0
2009*	10.000000	12.798574	27.99%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	11.814294	11.287396	-4.46%	0
2015	11.959433	11.814294	-1.21%	0
2014	12.707397	11.959433	-5.89%	0
2013	11.083264	12.707397	14.65%	0
2012	9.614714	11.083264	15.27%	0
2011	11.271115	9.614714	-14.70%	0
2010	9.493501	11.271115	18.72%	0
2009	7.253629	9.493501	30.88%	0
2008	13.919027	7.253629	-47.89%	0
2007	13.862023	13.919027	0.41%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	25.342220	25.686083	1.36%	0
2015	25.788988	25.342220	-1.73%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	8.792555	8.660105	-1.51%	0
2015	9.019976	8.792555	-2.52%	0
2014	9.214074	9.019976	-2.11%	0
2013	9.411710	9.214074	-2.10%	0
2012	9.247681	9.411710	1.77%	0
2011	9.476224	9.247681	-2.41%	0
2010	9.250278	9.476224	2.44%	0
2009	8.388907	9.250278	10.27%	0
2008	9.959154	8.388907	-15.77%	0
2007	9.770794	9.959154	1.93%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	20.603844	22.026345	6.90%	0
2015	21.274226	20.603844	-3.15%	0
2014	19.808081	21.274226	7.40%	0
2013	14.794255	19.808081	33.89%	0
2012	13.701405	14.794255	7.98%	0
2011	14.528411	13.701405	-5.69%	0
2010	12.153477	14.528411	19.54%	0
2009	9.503990	12.153477	27.88%	0
2008	16.130814	9.503990	-41.08%	0
2007	15.407810	16.130814	4.69%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	26.035915	25.294999	-2.85%	0
2015	25.810599	26.035915	0.87%	0
2014	25.992489	25.810599	-0.70%	0
2013	21.035630	25.992489	23.56%	0
2012	17.875554	21.035630	17.68%	0
2011	20.083370	17.875554	-10.99%	0
2010	17.838889	20.083370	12.58%	0
2009	13.156330	17.838889	35.59%	0
2008	22.661965	13.156330	-41.95%	0
2007	21.958952	22.661965	3.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.287345	9.603464	3.40%	0
2015	9.789038	9.287345	-5.13%	0
2014	9.816109	9.789038	-0.28%	0
2013	10.125668	9.816109	-3.06%	0
2012*	10.000000	10.125668	1.26%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.976909	8.497984	-5.34%	0
2015	8.948118	8.976909	0.32%	0
2014*	10.000000	8.948118	-10.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	20.390683	22.083502	8.30%	0
2015	20.325056	20.390683	0.32%	0
2014	18.921120	20.325056	7.42%	0
2013	14.794616	18.921120	27.89%	0
2012	13.040158	14.794616	13.45%	0
2011	13.443544	13.040158	-3.00%	0
2010	11.928510	13.443544	12.70%	1,016
2009	9.578225	11.928510	24.54%	1,016
2008	16.040291	9.578225	-40.29%	1,308
2007	15.830641	16.040291	1.32%	1,308
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	28.149356	32.232229	14.50%	0
2015	30.808026	28.149356	-8.63%	0
2014	28.357897	30.808026	8.64%	0
2013	20.725009	28.357897	36.83%	0
2012	18.102640	20.725009	14.49%	0
2011	19.058165	18.102640	-5.01%	0
2010	15.916724	19.058165	19.74%	0
2009	11.950765	15.916724	33.19%	0
2008	19.812826	11.950765	-39.68%	0
2007	20.653265	19.812826	-4.07%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.853068	9.726483	9.87%	0
2015	10.019431	8.853068	-11.64%	0
2014	10.250860	10.019431	-2.26%	0
2013	10.523821	10.250860	-2.59%	0
2012*	10.000000	10.523821	5.24%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	9.127798	10.055599	10.16%	0
2015	9.608343	9.127798	-5.00%	0
2014*	10.000000	9.608343	-3.92%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.917767	9.930907	0.13%	0
2015	10.980893	9.917767	-9.68%	0
2014	11.251740	10.980893	-2.41%	0
2013	12.376753	11.251740	-9.09%	0
2012	12.088614	12.376753	2.38%	0
2011	11.458738	12.088614	5.50%	0
2010	10.767546	11.458738	6.42%	0
2009*	10.000000	10.767546	7.68%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.415595	10.267401	-1.42%	0
2015	10.682316	10.415595	-2.50%	0
2014	10.897200	10.682316	-1.97%	0
2013	11.225667	10.897200	-2.93%	0
2012	10.910639	11.225667	2.89%	0
2011	11.100688	10.910639	-1.71%	0
2010	10.846261	11.100688	2.35%	0
2009*	10.000000	10.846261	8.46%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.018532	0.19%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.955783	9.937979	-0.18%	0
2015	10.197824	9.955783	-2.37%	0
2014	10.061492	10.197824	1.35%	0
2013	10.557447	10.061492	-4.70%	0
2012	9.909718	10.557447	6.54%	0
2011*	10.000000	9.909718	-0.90%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	16.070038	17.985671	11.92%	0
2015	17.860611	16.070038	-10.03%	0
2014	16.577031	17.860611	7.74%	0
2013	12.556791	16.577031	32.02%	0
2012	10.832904	12.556791	15.91%	0
2011	11.674836	10.832904	-7.21%	0
2010	10.490281	11.674836	11.29%	0
2009	8.305380	10.490281	26.31%	0
2008	13.924881	8.305380	-40.36%	0
2007	15.233478	13.924881	-8.59%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.273990	2.74%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	15.193237	14.421364	-5.08%	0
2015	15.593058	15.193237	-2.56%	0
2014	17.191048	15.593058	-9.30%	0
2013	13.795340	17.191048	24.61%	0
2012	11.630105	13.795340	18.62%	0
2011	14.389256	11.630105	-19.18%	0
2010	13.440605	14.389256	7.06%	0
2009	11.083425	13.440605	21.27%	0
2008	20.324655	11.083425	-45.47%	0
2007	19.278732	20.324655	5.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.262269	25.422924	-13.12%	0
2015	26.739714	29.262269	9.43%	0
2014	20.942223	26.739714	27.68%	0
2013	14.299666	20.942223	46.45%	0
2012	11.219319	14.299666	27.46%	0
2011	10.445159	11.219319	7.41%	0
2010*	10.000000	10.445159	4.45%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.285817	7.391767	39.84%	0
2015	8.163148	5.285817	-35.25%	0
2014	10.371338	8.163148	-21.29%	0
2013	9.643319	10.371338	7.55%	0
2012*	10.000000	9.643319	-3.57%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.192826	7.246699	39.55%	0
2015	8.041207	5.192826	-35.42%	0
2014	10.247217	8.041207	-21.53%	0
2013	9.548516	10.247217	7.32%	0
2012*	10.000000	9.548516	-4.51%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	16.733936	16.917654	1.10%	0
2015	17.751135	16.733936	-5.73%	0
2014	16.555157	17.751135	7.22%	0
2013	12.704019	16.555157	30.31%	0
2012	11.229312	12.704019	13.13%	0
2011	12.385972	11.229312	-9.34%	0
2010	11.330722	12.385972	9.31%	0
2009	9.164987	11.330722	23.63%	0
2008	15.160746	9.164987	-39.55%	0
2007	14.173175	15.160746	6.97%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	15.247354	15.974918	4.77%	0
2015	15.477153	15.247354	-1.48%	0
2014	13.473475	15.477153	14.87%	0
2013	11.574970	13.473475	16.40%	0
2012	10.525008	11.574970	9.98%	0
2011	10.157632	10.525008	3.62%	0
2010	9.214674	10.157632	10.23%	0
2009	8.202674	9.214674	12.34%	0
2008	11.893265	8.202674	-31.03%	0
2007	11.362036	11.893265	4.68%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.299010	17.898595	-2.19%	0
2015	18.557423	18.299010	-1.39%	0
2014	18.362806	18.557423	1.06%	0
2013	13.491457	18.362806	36.11%	0
2012	11.518042	13.491457	17.13%	0
2011	12.531482	11.518042	-8.09%	0
2010*	10.000000	12.531482	25.31%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.523081	20.469077	4.85%	0
2015	20.660505	19.523081	-5.51%	0
2014	21.640361	20.660505	-4.53%	0
2013	14.804131	21.640361	46.18%	0
2012	14.105706	14.804131	4.95%	0
2011	15.194881	14.105706	-7.17%	0
2010	12.318191	15.194881	23.35%	0
2009	8.293825	12.318191	48.52%	0
2008	14.552796	8.293825	-43.01%	0
2007	13.143619	14.552796	10.72%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.646409	10.702987	0.53%	0
2015	11.091711	10.646409	-4.01%	0
2014	10.944921	11.091711	1.34%	0
2013	10.054540	10.944921	8.86%	0
2012*	10.000000	10.054540	0.55%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	18.596663	20.088954	8.02%	0
2015	18.853554	18.596663	-1.36%	0
2014	17.738682	18.853554	6.28%	0
2013	13.551987	17.738682	30.89%	0
2012	11.886331	13.551987	14.01%	0
2011	11.522277	11.886331	3.16%	0
2010	10.503524	11.522277	9.70%	0
2009	8.974399	10.503524	17.04%	0
2008	15.561424	8.974399	-42.33%	0
2007	15.262085	15.561424	1.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	25.274346	30.675653	21.37%	0
2015	27.558398	25.274346	-8.29%	0
2014	26.010792	27.558398	5.95%	0
2013	19.432416	26.010792	33.85%	0
2012	16.867841	19.432416	15.20%	0
2011	18.980584	16.867841	-11.13%	0
2010	15.417342	18.980584	23.11%	0
2009	11.112865	15.417342	38.73%	0
2008	17.785824	11.112865	-37.52%	0
2007	18.016376	17.785824	-1.28%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.083310	11.252278	1.52%	0
2015	11.685198	11.083310	-5.15%	0
2014	11.631809	11.685198	0.46%	0
2013	13.068987	11.631809	-11.00%	0
2012	12.515096	13.068987	4.43%	0
2011	11.515422	12.515096	8.68%	0
2010	11.264350	11.515422	2.23%	0
2009	10.509365	11.264350	7.18%	0
2008	10.980994	10.509365	-4.29%	0
2007	10.314001	10.980994	6.47%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	17.681366	19.466430	10.10%	0
2015	19.331441	17.681366	-8.54%	0
2014	17.695858	19.331441	9.24%	0
2013	13.430375	17.695858	31.76%	0
2012	12.066507	13.430375	11.30%	0
2011	12.062377	12.066507	0.03%	0
2010	10.893310	12.062377	10.73%	0
2009	9.510952	10.893310	14.53%	0
2008	14.984339	9.510952	-36.53%	0
2007	15.477566	14.984339	-3.19%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	19.671182	23.478135	19.35%	0
2015	20.552130	19.671182	-4.29%	0
2014	18.180859	20.552130	13.04%	0
2013	14.391585	18.180859	26.33%	0
2012	12.733225	14.391585	13.02%	0
2011	13.203884	12.733225	-3.56%	0
2010	11.411451	13.203884	15.71%	0
2009	9.039997	11.411451	26.23%	0
2008	12.314104	9.039997	-26.59%	0
2007	12.979119	12.314104	-5.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.671220	10.916558	12.88%	0
2015*	10.000000	9.671220	-3.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.578921	13.709041	0.96%	0
2015	14.104162	13.578921	-3.72%	0
2014	14.228110	14.104162	-0.87%	0
2013	12.787002	14.228110	11.27%	0
2012	11.957640	12.787002	6.94%	0
2011	12.759548	11.957640	-6.28%	0
2010	11.953359	12.759548	6.74%	0
2009*	10.000000	11.953359	19.53%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.129544	10.017373	9.72%	0
2015*	10.000000	9.129544	-8.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.699004	9.664974	-0.35%	0
2015*	10.000000	9.699004	-3.01%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.318771	14.430509	27.49%	0
2015	12.443046	11.318771	-9.04%	0
2014	12.114296	12.443046	2.71%	0
2013*	10.000000	12.114296	21.14%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.221978	11.453012	12.04%	0
2015	10.782383	10.221978	-5.20%	0
2014*	10.000000	10.782383	7.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	25.790893	31.537137	22.28%	0
2015	27.152835	25.790893	-5.02%	0
2014	26.560386	27.152835	2.23%	0
2013	19.408679	26.560386	36.85%	0
2012	17.244189	19.408679	12.55%	0
2011	17.631627	17.244189	-2.20%	0
2010	14.408428	17.631627	22.37%	0
2009	11.850255	14.408428	21.59%	0
2008	17.638936	11.850255	-32.82%	0
2007	18.260217	17.638936	-3.40%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	19.118654	20.721790	8.39%	0
2015	19.490038	19.118654	-1.91%	0
2014	17.719160	19.490038	9.99%	0
2013	13.833852	17.719160	28.09%	0
2012	12.319551	13.833852	12.29%	0
2011	12.465194	12.319551	-1.17%	0
2010	11.190619	12.465194	11.39%	0
2009	9.129349	11.190619	22.58%	0
2008	14.977913	9.129349	-39.05%	0
2007	14.671470	14.977913	2.09%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	16.846347	17.635106	4.68%	0
2015	17.805978	16.846347	-5.39%	0
2014	16.980452	17.805978	4.86%	0
2013	14.450899	16.980452	17.50%	0
2012	13.492625	14.450899	7.10%	0
2011	12.758281	13.492625	5.76%	0
2010	11.403172	12.758281	11.88%	0
2009	9.593139	11.403172	18.87%	0
2008	14.036837	9.593139	-31.66%	0
2007	13.510240	14.036837	3.90%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	15.082922	17.132190	13.59%	0
2015	15.910810	15.082922	-5.20%	0
2014	16.147420	15.910810	-1.47%	0
2013	11.202094	16.147420	44.15%	0
2012	9.580552	11.202094	16.93%	0
2011	11.462608	9.580552	-16.42%	0
2010	9.009860	11.462608	27.22%	0
2009	7.366741	9.009860	22.30%	0
2008	12.173784	7.366741	-39.49%	0
2007	14.111941	12.173784	-13.73%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.449370	10.012350	5.96%	0
2015	9.813950	9.449370	-3.71%	0
2014*	10.000000	9.813950	-1.86%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	11.745142	10.911178	-7.10%	0
2015	12.907897	11.745142	-9.01%	0
2014	13.451938	12.907897	-4.04%	0
2013	11.912626	13.451938	12.92%	0
2012	11.133924	11.912626	6.99%	0
2011	12.115568	11.133924	-8.10%	0
2010	11.023932	12.115568	9.90%	0
2009	10.008060	11.023932	10.15%	0
2008	14.632641	10.008060	-31.60%	0
2007	13.725346	14.632641	6.61%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	11.345564	11.424120	0.69%	0
2015	11.717902	11.345564	-3.18%	0
2014	11.640344	11.717902	0.67%	0
2013	11.880370	11.640344	-2.02%	0
2012	11.162679	11.880370	6.43%	0
2011	11.253471	11.162679	-0.81%	0
2010	10.686549	11.253471	5.31%	0
2009	9.145297	10.686549	16.85%	0
2008	10.172207	9.145297	-10.10%	0
2007	9.949965	10.172207	2.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	12.966075	13.270040	2.34%	0
2015	13.403853	12.966075	-3.27%	0
2014	13.225932	13.403853	1.35%	0
2013	12.014391	13.225932	10.08%	0
2012	11.072389	12.014391	8.51%	0
2011	11.433666	11.072389	-3.16%	0
2010	10.446207	11.433666	9.45%	0
2009	8.665694	10.446207	20.55%	0
2008	11.908098	8.665694	-27.23%	0
2007	11.295312	11.908098	5.43%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.453339	13.843642	2.90%	0
2015	13.897602	13.453339	-3.20%	0
2014	13.662755	13.897602	1.72%	0
2013	12.149432	13.662755	12.46%	0
2012	11.049533	12.149432	9.95%	0
2011	11.504162	11.049533	-3.95%	0
2010	10.346664	11.504162	11.19%	0
2009	8.276442	10.346664	25.01%	0
2008	12.665074	8.276442	-34.65%	0
2007	11.844572	12.665074	6.93%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.028942	14.513873	3.46%	0
2015	14.502511	14.028942	-3.27%	0
2014	14.237308	14.502511	1.86%	0
2013	12.058241	14.237308	18.07%	0
2012	10.765593	12.058241	12.01%	0
2011	11.391726	10.765593	-5.50%	0
2010	10.107473	11.391726	12.71%	0
2009	7.922990	10.107473	27.57%	0
2008	13.177656	7.922990	-39.88%	0
2007	12.200463	13.177656	8.01%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.333688	3.34%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.646103	15.121752	29.84%	0
2015	15.111690	11.646103	-22.93%	0
2014	17.813662	15.111690	-15.17%	0
2013	14.754629	17.813662	20.73%	0
2012	14.487013	14.754629	1.85%	0
2011	15.712967	14.487013	-7.80%	0
2010	13.559341	15.712967	15.88%	0
2009	9.448092	13.559341	43.51%	0
2008	21.309610	9.448092	-55.66%	0
2007	15.047416	21.309610	41.62%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	16.998755	19.460428	14.48%	0
2015	18.253167	16.998755	-6.87%	0
2014	17.302178	18.253167	5.50%	0
2013	13.918119	17.302178	24.31%	0
2012	12.227203	13.918119	13.83%	0
2011	12.490479	12.227203	-2.11%	0
2010	11.176201	12.490479	11.76%	0
2009	8.848138	11.176201	26.31%	0
2008	15.910840	8.848138	-44.39%	0
2007	16.157685	15.910840	-1.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.152562	11.53%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	19.996741	19.555256	-2.21%	0
2015	19.234198	19.996741	3.96%	0
2014	17.816003	19.234198	7.96%	0
2013	13.470168	17.816003	32.26%	0
2012	12.108013	13.470168	11.25%	0
2011	12.453729	12.108013	-2.78%	0
2010	10.338554	12.453729	20.46%	0
2009	8.307658	10.338554	24.45%	0
2008	16.213695	8.307658	-48.76%	0
2007	13.164805	16.213695	23.16%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.461951	11.646785	1.61%	0
2015	11.887102	11.461951	-3.58%	0
2014	11.573071	11.887102	2.71%	0
2013	12.151641	11.573071	-4.76%	0
2012	11.833014	12.151641	2.69%	0
2011	11.366966	11.833014	4.10%	0
2010	10.868034	11.366966	4.59%	0
2009	9.678134	10.868034	12.29%	0
2008	10.308660	9.678134	-6.12%	0
2007	10.185742	10.308660	1.21%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	29.598848	32.219463	8.85%	0
2015	30.939911	29.598848	-4.33%	0
2014	30.005095	30.939911	3.12%	0
2013	22.707816	30.005095	32.14%	0
2012	20.383126	22.707816	11.40%	0
2011	23.510119	20.383126	-13.30%	0
2010	18.802126	23.510119	25.04%	0
2009	13.834243	18.802126	35.91%	0
2008	23.556042	13.834243	-41.27%	0
2007	21.004090	23.556042	12.15%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	18.678583	17.209195	-7.87%	0
2015	18.593943	18.678583	0.46%	0
2014	20.849797	18.593943	-10.82%	0
2013	16.470401	20.849797	26.59%	0
2012	14.069906	16.470401	17.06%	0
2011	17.502303	14.069906	-19.61%	0
2010	15.950381	17.502303	9.73%	0
2009	12.994370	15.950381	22.75%	0
2008	23.844891	12.994370	-45.50%	0
2007	20.950159	23.844891	13.82%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	22.442871	23.851156	6.27%	0
2015	23.838172	22.442871	-5.85%	0
2014	23.013436	23.838172	3.58%	0
2013	18.177199	23.013436	26.61%	0
2012	14.710883	18.177199	23.56%	0
2011	16.629121	14.710883	-11.54%	0
2010	13.534218	16.629121	22.87%	0
2009	8.855708	13.534218	52.83%	0
2008	18.694738	8.855708	-52.63%	0
2007	18.234143	18.694738	2.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.464096	11.518544	10.08%	0
2015	11.472935	10.464096	-8.79%	0
2014	11.470700	11.472935	0.02%	0
2013	9.529642	11.470700	20.37%	0
2012	8.496919	9.529642	12.15%	0
2011	8.873551	8.496919	-4.24%	0
2010	8.275711	8.873551	7.22%	0
2009	6.533249	8.275711	26.67%	0
2008*	10.000000	6.533249	-34.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.205437	13.535463	10.90%	0
2015	13.503240	12.205437	-9.61%	0
2014	13.272455	13.503240	1.74%	0
2013	11.977814	13.272455	10.81%	0
2012	10.933904	11.977814	9.55%	0
2011	10.980574	10.933904	-0.43%	0
2010	10.020937	10.980574	9.58%	0
2009	7.599178	10.020937	31.87%	0
2008	11.108759	7.599178	-31.59%	0
2007	11.010936	11.108759	0.89%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	18.787734	21.203913	12.86%	0
2015	20.050496	18.787734	-6.30%	0
2014	18.963298	20.050496	5.73%	0
2013	15.035382	18.963298	26.12%	0
2012	13.809670	15.035382	8.88%	0
2011	13.395690	13.809670	3.09%	0
2010	11.417179	13.395690	17.33%	0
2009	10.004827	11.417179	14.12%	0
2008	14.112772	10.004827	-29.11%	0
2007	14.914999	14.112772	-5.38%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	23.093137	29.240222	26.62%	0
2015	25.640420	23.093137	-9.93%	0
2014	26.215997	25.640420	-2.20%	0
2013	19.786565	26.215997	32.49%	0
2012	17.186991	19.786565	15.13%	0
2011	18.362599	17.186991	-6.40%	0
2010	14.725436	18.362599	24.70%	0
2009	11.723787	14.725436	25.60%	0
2008	17.998664	11.723787	-34.86%	0
2007	18.961885	17.998664	-5.08%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.235351	8.264396	14.22%	0
2015	9.254340	7.235351	-21.82%	0
2014*	10.000000	9.254340	-7.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	16.295768	16.986032	4.24%	0
2015	17.920353	16.295768	-9.07%	0
2014	20.735639	17.920353	-13.58%	0
2013	17.338815	20.735639	19.59%	0
2012	15.080585	17.338815	14.97%	0
2011	17.351812	15.080585	-13.09%	0
2010	16.458447	17.351812	5.43%	0
2009	12.349305	16.458447	33.27%	0
2008	21.299565	12.349305	-42.02%	0
2007	18.972437	21.299565	12.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.211983	9.222622	0.12%	0
2015	9.898677	9.211983	-6.94%	0
2014*	10.000000	9.898677	-1.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.351174	10.503999	1.48%	0
2015	11.301376	10.351174	-8.41%	0
2014	11.179850	11.301376	1.09%	0
2013	10.122600	11.179850	10.44%	0
2012*	10.000000	10.122600	1.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.890700	9.572911	-3.21%	0
2015	9.985768	9.890700	-0.95%	0
2014	9.810979	9.985768	1.78%	0
2013*	10.000000	9.810979	-1.89%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.912549	13.803905	-0.78%	0
2015	13.657264	13.912549	1.87%	0
2014	12.982933	13.657264	5.19%	0
2013	9.549556	12.982933	35.95%	0
2012*	10.000000	9.549556	-4.50%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.617461	12.786089	10.06%	0
2015	12.480287	11.617461	-6.91%	0
2014	12.319569	12.480287	1.30%	0
2013	9.860932	12.319569	24.93%	0
2012*	10.000000	9.860932	-1.39%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.183709	12.895484	-2.19%	0
2015	13.416798	13.183709	-1.74%	0
2014	12.810876	13.416798	4.73%	0
2013	9.643188	12.810876	32.85%	0
2012*	10.000000	9.643188	-3.57%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	12.973398	12.293515	-5.24%	0
2015	14.555269	12.973398	-10.87%	0
2014	15.798878	14.555269	-7.87%	0
2013	12.982624	15.798878	21.69%	0
2012	11.202371	12.982624	15.89%	0
2011	12.413094	11.202371	-9.75%	0
2010	11.744920	12.413094	5.69%	0
2009*	10.000000	11.744920	17.45%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.369672	11.717857	13.00%	0
2015	11.404844	10.369672	-9.08%	0
2014	11.508132	11.404844	-0.90%	0
2013	10.709076	11.508132	7.46%	0
2012*	10.000000	10.709076	7.09%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.109034	12.497155	3.21%	0
2015	13.215411	12.109034	-8.37%	0
2014	12.597754	13.215411	4.90%	0
2013	9.969214	12.597754	26.37%	0
2012*	10.000000	9.969214	-0.31%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	18.758839	19.033192	1.46%	0
2015	19.210459	18.758839	-2.35%	0
2014	18.250146	19.210459	5.26%	0
2013	15.664117	18.250146	16.51%	0
2012	14.207795	15.664117	10.25%	0
2011	14.413361	14.207795	-1.43%	0
2010	13.707710	14.413361	5.15%	0
2009	11.223835	13.707710	22.13%	0
2008	13.749623	11.223835	-18.37%	0
2007	12.821512	13.749623	7.24%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.689733	9.633366	-0.58%	0
2015*	10.000000	9.689733	-3.10%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	25.958034	25.736500	-0.85%	0
2015	23.845490	25.958034	8.86%	0
2014	22.605568	23.845490	5.49%	0
2013	17.759331	22.605568	27.29%	0
2012	14.744669	17.759331	20.45%	0
2011	16.291761	14.744669	-9.50%	0
2010	15.732774	16.291761	3.55%	0
2009	11.079337	15.732774	42.00%	0
2008	20.458703	11.079337	-45.85%	0
2007	15.398782	20.458703	32.86%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.051217	15.558917	10.73%	0
2015	13.807122	14.051217	1.77%	0
2014	12.983825	13.807122	6.34%	0
2013	9.860882	12.983825	31.67%	0
2012*	10.000000	9.860882	-1.39%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	21.209341	19.243899	-9.27%	0
2015	23.915178	21.209341	-11.31%	0
2014	27.977619	23.915178	-14.52%	0
2013	25.173395	27.977619	11.14%	0
2012	22.872364	25.173395	10.06%	0
2011	34.759329	22.872364	-34.20%	0
2010	28.588770	34.759329	21.58%	0
2009	16.416242	28.588770	74.15%	0
2008	35.339447	16.416242	-53.55%	0
2007	28.389401	35.339447	24.48%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.276843	8.548050	17.47%	0
2015	9.360137	7.276843	-22.26%	0
2014*	10.000000	9.360137	-6.40%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.877187	-1.23%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.907375	12.599796	5.82%	0
2015	12.512650	11.907375	-4.84%	0
2014	13.909048	12.512650	-10.04%	0
2013	10.127606	13.909048	37.34%	0
2012*	10.000000	10.127606	1.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	21.500337	23.791413	10.66%	0
2015	22.316785	21.500337	-3.66%	0
2014	20.823339	22.316785	7.17%	0
2013	15.790876	20.823339	31.87%	0
2012	14.012835	15.790876	12.69%	0
2011	14.475798	14.012835	-3.20%	0
2010	13.383690	14.475798	8.16%	0
2009	11.238874	13.383690	19.08%	0
2008	17.183658	11.238874	-34.60%	0
2007	16.424933	17.183658	4.62%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.470379	14.614202	0.99%	0
2015	13.995018	14.470379	3.40%	0
2014	14.229577	13.995018	-1.65%	0
2013	11.463720	14.229577	24.13%	0
2012	10.168611	11.463720	12.74%	0
2011	10.644816	10.168611	-4.47%	0
2010*	10.000000	10.644816	6.45%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.629590	9.912620	2.94%	0
2015*	10.000000	9.629590	-3.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	10.804570	11.124060	2.96%	0
2015	11.203349	10.804570	-3.56%	0
2014	10.709874	11.203349	4.61%	0
2013	11.077011	10.709874	-3.31%	0
2012	10.431991	11.077011	6.18%	0
2011	10.176278	10.431991	2.51%	0
2010	9.792381	10.176278	3.92%	0
2009	9.205684	9.792381	6.37%	0
2008	10.571339	9.205684	-12.92%	0
2007	10.332690	10.571339	2.31%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	18.361276	19.747265	7.55%	0
2015	19.105150	18.361276	-3.89%	0
2014	19.093566	19.105150	0.06%	0
2013	21.517855	19.093566	-11.27%	0
2012	18.772015	21.517855	14.63%	0
2011	18.058221	18.772015	3.95%	0
2010	16.920365	18.058221	6.72%	0
2009	13.371901	16.920365	26.54%	0
2008	16.172878	13.371901	-17.32%	0
2007	15.633022	16.172878	3.45%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.144734	9.107046	11.82%	0
2015*	10.000000	8.144734	-18.55%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.276164	15.412546	7.96%	0
2015	15.813350	14.276164	-9.72%	0
2014	16.603336	15.813350	-4.76%	0
2013	12.941569	16.603336	28.29%	0
2012	10.852729	12.941569	19.25%	0
2011	11.261590	10.852729	-3.63%	0
2010*	10.000000	11.261590	12.62%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.274117	22.534549	16.92%	0
2015	20.740514	19.274117	-7.07%	0
2014	18.882122	20.740514	9.84%	0
2013	14.745507	18.882122	28.05%	0
2012	13.249467	14.745507	11.29%	0
2011	13.557430	13.249467	-2.27%	0
2010	12.320211	13.557430	10.04%	0
2009*	10.000000	12.320211	23.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.682177	13.444449	6.01%	0
2015	12.913723	12.682177	-1.79%	0
2014	12.647730	12.913723	2.10%	0
2013	10.548934	12.647730	19.90%	0
2012	9.374542	10.548934	12.53%	0
2011	9.550328	9.374542	-1.84%	4,596
2010	8.766695	9.550328	8.94%	14,256
2009	7.304315	8.766695	20.02%	14,304
2008	10.695939	7.304315	-31.71%	12,266
2007	10.363593	10.695939	3.21%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.055386	10.038815	-0.16%	0
2015	10.363680	10.055386	-2.97%	0
2014	10.151330	10.363680	2.09%	0
2013	10.714166	10.151330	-5.25%	0
2012	10.496556	10.714166	2.07%	0
2011	10.208205	10.496556	2.82%	4,084
2010	9.903550	10.208205	3.08%	12,259
2009	9.080292	9.903550	9.07%	12,241
2008	10.359835	9.080292	-12.35%	10,485
2007	10.345854	10.359835	0.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.152127	13.789795	-2.56%	0
2015	13.658651	14.152127	3.61%	0
2014	13.791764	13.658651	-0.97%	0
2013	11.024107	13.791764	25.11%	0
2012	9.285619	11.024107	18.72%	0
2011	10.527857	9.285619	-11.80%	0
2010	9.726182	10.527857	8.24%	0
2009	7.062787	9.726182	37.71%	0
2008	11.835950	7.062787	-40.33%	0
2007	10.643505	11.835950	11.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.518398	14.339386	6.07%	0
2015	13.061213	13.518398	3.50%	0
2014	12.428017	13.061213	5.09%	0
2013	9.859746	12.428017	26.05%	0
2012	8.636288	9.859746	14.17%	0
2011	9.316805	8.636288	-7.30%	0
2010	8.105384	9.316805	14.95%	0
2009	6.005508	8.105384	34.97%	0
2008	11.070327	6.005508	-45.75%	0
2007	10.174500	11.070327	8.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.831699	12.783105	8.04%	0
2015	12.035531	11.831699	-1.69%	0
2014	11.227558	12.035531	7.20%	0
2013	8.682413	11.227558	29.31%	0
2012	7.627081	8.682413	13.84%	0
2011	8.021648	7.627081	-4.92%	5,787
2010	7.432579	8.021648	7.93%	17,663
2009	5.847975	7.432579	27.10%	17,510
2008	9.709586	5.847975	-39.77%	15,211
2007*	10.000000	9.709586	-2.90%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	17.963288	20.540887	14.35%	0
2015	19.758788	17.963288	-9.09%	0
2014	18.652561	19.758788	5.93%	0
2013	14.175664	18.652561	31.58%	0
2012	12.335873	14.175664	14.91%	0
2011	13.015873	12.335873	-5.22%	0
2010	11.593016	13.015873	12.27%	0
2009	9.293648	11.593016	24.74%	0
2008	15.222928	9.293648	-38.95%	0
2007	16.074868	15.222928	-5.30%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.214698	9.228578	0.15%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	9.517985	10.311120	8.33%	0
2015	10.106448	9.517985	-5.82%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	9.505728	10.055760	5.79%	0
2015	9.949836	9.505728	-4.46%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	15.194153	16.869480	11.03%	0
2015	16.042178	15.194153	-5.29%	0
2014	16.085578	16.042178	-0.27%	0
2013	15.447889	16.085578	4.13%	0
2012	13.867151	15.447889	11.40%	0
2011	13.733989	13.867151	0.97%	0
2010	12.480475	13.733989	10.04%	0
2009	8.789857	12.480475	41.99%	0
2008	12.551826	8.789857	-29.97%	0
2007	12.516349	12.551826	0.28%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.458141	12.653223	10.43%	0
2015	11.924416	11.458141	-3.91%	0
2014	11.506869	11.924416	3.63%	0
2013	8.243425	11.506869	39.59%	0
2012	7.255560	8.243425	13.62%	0
2011	8.444706	7.255560	-14.08%	0
2010	7.525474	8.444706	12.21%	0
2009	5.058892	7.525474	48.76%	0
2008*	10.000000	5.058892	-49.41%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.289846	14.232000	7.09%	0
2015	13.723097	13.289846	-3.16%	0
2014	12.769122	13.723097	7.47%	0
2013	9.476539	12.769122	34.74%	0
2012	8.749196	9.476539	8.31%	0
2011	9.299831	8.749196	-5.92%	0
2010	7.739089	9.299831	20.17%	0
2009	6.062265	7.739089	27.66%	0
2008*	10.000000	6.062265	-39.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.117027	11.716456	5.39%	0
2015	11.635522	11.117027	-4.46%	0
2014	11.449690	11.635522	1.62%	0
2013	9.093078	11.449690	25.92%	0
2012	8.050390	9.093078	12.95%	0
2011	8.841611	8.050390	-8.95%	0
2010	7.908615	8.841611	11.80%	0
2009	6.294509	7.908615	25.64%	0
2008*	10.000000	6.294509	-37.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.063571	11.417420	3.20%	0
2015	11.498276	11.063571	-3.78%	4,085
2014	11.336251	11.498276	1.43%	4,088
2013	10.166593	11.336251	11.50%	4,090
2012	9.413534	10.166593	8.00%	4,093
2011	9.811122	9.413534	-4.05%	0
2010	9.137556	9.811122	7.37%	0
2009	7.841613	9.137556	16.53%	0
2008*	10.000000	7.841613	-21.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.244155	11.736479	4.38%	0
2015	11.717858	11.244155	-4.04%	0
2014	11.508610	11.717858	1.82%	0
2013	9.760294	11.508610	17.91%	0
2012	8.831997	9.760294	10.51%	0
2011	9.405529	8.831997	-6.10%	0
2010	8.605213	9.405529	9.30%	0
2009	7.126480	8.605213	20.75%	0
2008*	10.000000	7.126480	-28.74%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.464718	10.647224	1.74%	0
2015	10.840214	10.464718	-3.46%	0
2014	10.786840	10.840214	0.49%	0
2013	10.570438	10.786840	2.05%	0
2012	10.111823	10.570438	4.54%	0
2011	10.252402	10.111823	-1.37%	0
2010	9.870949	10.252402	3.86%	0
2009	8.980699	9.870949	9.91%	0
2008*	10.000000	8.980699	-10.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.921764	10.185868	2.66%	0
2015	10.660144	9.921764	-6.93%	0
2014	10.719329	10.660144	-0.55%	0
2013*	10.000000	10.719329	7.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.865776	10.191309	3.30%	0
2015	10.664917	9.865776	-7.49%	0
2014	10.856494	10.664917	-1.76%	0
2013*	10.000000	10.856494	8.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.179991	11.606174	3.81%	0
2015	11.620030	11.179991	-3.79%	0
2014	11.426432	11.620030	1.69%	0
2013	9.973680	11.426432	14.57%	0
2012	9.127320	9.973680	9.27%	0
2011	9.609020	9.127320	-5.01%	0
2010	8.871802	9.609020	8.31%	0
2009	7.480804	8.871802	18.59%	0
2008*	10.000000	7.480804	-25.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.162939	11.680979	4.64%	0
2015	11.654370	11.162939	-4.22%	0
2014	11.461122	11.654370	1.69%	0
2013	9.482933	11.461122	20.86%	0
2012	8.510379	9.482933	11.43%	0
2011	9.179402	8.510379	-7.29%	0
2010	8.329977	9.179402	10.20%	0
2009	6.766952	8.329977	23.10%	0
2008*	10.000000	6.766952	-32.33%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	10.905091	11.242152	3.09%	0
2015	11.334227	10.905091	-3.79%	0
2014	11.197628	11.334227	1.22%	0
2013	10.350925	11.197628	8.18%	0
2012	9.672804	10.350925	7.01%	0
2011	9.972680	9.672804	-3.01%	0
2010	9.404951	9.972680	6.04%	0
2009	8.217895	9.404951	14.44%	0
2008*	10.000000	8.217895	-17.82%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.774167	11.003186	2.13%	0
2015	11.177269	10.774167	-3.61%	0
2014	10.979595	11.177269	1.80%	0
2013	11.535663	10.979595	-4.82%	0
2012	11.036794	11.535663	4.52%	0
2011	10.681616	11.036794	3.33%	0
2010	10.286402	10.681616	3.84%	0
2009	9.740403	10.286402	5.61%	0
2008*	10.000000	9.740403	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.718269	11.777095	0.50%	0
2015	12.112302	11.718269	-3.25%	0
2014	11.875091	12.112302	2.00%	0
2013	12.466340	11.875091	-4.74%	0
2012	11.967862	12.466340	4.17%	0
2011	11.603596	11.967862	3.14%	0
2010	11.036152	11.603596	5.14%	0
2009	9.746179	11.036152	13.24%	0
2008*	10.000000	9.746179	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	20.322849	21.243774	4.53%	0
2015	24.947836	20.322849	-18.54%	0
2014	27.212984	24.947836	-8.32%	0
2013	27.863101	27.212984	-2.33%	0
2012	24.491603	27.863101	13.77%	0
2011	32.535513	24.491603	-24.72%	0
2010	28.861814	32.535513	12.73%	0
2009	18.197289	28.861814	58.61%	0
2008	44.481923	18.197289	-59.09%	0
2007	31.507117	44.481923	41.18%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	10.709307	10.492848	-2.02%	0
2015	11.024152	10.709307	-2.86%	0
2014	10.840570	11.024152	1.69%	0
2013	11.618343	10.840570	-6.69%	0
2012	11.593332	11.618343	0.22%	0
2011	11.113871	11.593332	4.31%	0
2010	10.906576	11.113871	1.90%	0
2009	10.921328	10.906576	-0.14%	0
2008	10.425291	10.921328	4.76%	0
2007	10.005415	10.425291	4.20%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.119107	7.897043	-2.74%	0
2015	8.348687	8.119107	-2.75%	0
2014	8.584766	8.348687	-2.75%	0
2013	8.827519	8.584766	-2.75%	0
2012	9.077827	8.827519	-2.76%	0
2011	9.333809	9.077827	-2.74%	0
2010	9.597732	9.333809	-2.75%	0
2009	9.864992	9.597732	-2.71%	0
2008	9.939818	9.864992	-0.75%	0
2007	9.754929	9.939818	1.90%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.621119	7.459072	-2.13%	0
2015	8.097502	7.621119	-5.88%	0
2014	8.386889	8.097502	-3.45%	0
2013	7.335633	8.386889	14.33%	0
2012	6.546696	7.335633	12.05%	0
2011	7.479488	6.546696	-12.47%	0
2010	6.805821	7.479488	9.90%	0
2009	5.406135	6.805821	25.89%	0
2008*	10.000000	5.406135	-45.94%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.301817	8.116364	-2.23%	0
2015	8.656884	8.301817	-4.10%	0
2014	9.488893	8.656884	-8.77%	0
2013	8.062965	9.488893	17.68%	0
2012	7.014049	8.062965	14.95%	0
2011	8.275513	7.014049	-15.24%	0
2010	7.923145	8.275513	4.45%	0
2009	6.334872	7.923145	25.07%	0
2008	11.446937	6.334872	-44.66%	0
2007	10.761991	11.446937	6.36%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	18.596906	19.799383	6.47%	0
2015	19.315645	18.596906	-3.72%	0
2014	18.918703	19.315645	2.10%	0
2013	15.287862	18.918703	23.75%	0
2012	13.564008	15.287862	12.71%	0
2011	14.517603	13.564008	-6.57%	0
2010	13.022695	14.517603	11.48%	0
2009	10.527018	13.022695	23.71%	0
2008	17.140432	10.527018	-38.58%	0
2007	16.636549	17.140432	3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	13.870453	14.340307	3.39%	0
2015	14.287511	13.870453	-2.92%	0
2014	14.047416	14.287511	1.71%	0
2013	12.735008	14.047416	10.31%	0
2012	11.972248	12.735008	6.37%	0
2011	12.202083	11.972248	-1.88%	0
2010	11.425599	12.202083	6.80%	0
2009*	10.000000	11.425599	14.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.787836	16.543257	4.78%	0
2015	16.321122	15.787836	-3.27%	0
2014	15.951276	16.321122	2.32%	0
2013	13.726309	15.951276	16.21%	0
2012	12.574923	13.726309	9.16%	0
2011	13.051895	12.574923	-3.65%	0
2010	11.979523	13.051895	8.95%	0
2009*	10.000000	11.979523	19.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	11.569861	11.732355	1.40%	0
2015	11.865623	11.569861	-2.49%	0
2014	11.744262	11.865623	1.03%	0
2013	11.519747	11.744262	1.95%	0
2012	11.263356	11.519747	2.28%	0
2011	11.251313	11.263356	0.11%	0
2010	10.925592	11.251313	2.98%	0
2009	10.298902	10.925592	6.09%	0
2008	11.268896	10.298902	-8.61%	0
2007	10.997500	11.268896	2.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.896710	10.174695	2.81%	0
2015	10.517499	9.896710	-5.90%	0
2014	10.555689	10.517499	-0.36%	0
2013*	10.000000	10.555689	5.56%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.835408	10.230582	4.02%	0
2015	10.530038	9.835408	-6.60%	0
2014	10.643302	10.530038	-1.06%	0
2013*	10.000000	10.643302	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	15.336179	15.981038	4.20%	0
2015	15.822837	15.336179	-3.08%	0
2014	15.468802	15.822837	2.29%	0
2013	13.638381	15.468802	13.42%	0
2012	12.656520	13.638381	7.76%	0
2011	13.018902	12.656520	-2.78%	0
2010	12.069589	13.018902	7.87%	0
2009	10.417443	12.069589	15.86%	0
2008	13.947586	10.417443	-25.31%	0
2007	13.575830	13.947586	2.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	17.287552	18.239528	5.51%	0
2015	17.907152	17.287552	-3.46%	0
2014	17.543881	17.907152	2.07%	0
2013	14.741084	17.543881	19.01%	0
2012	13.325289	14.741084	10.62%	0
2011	13.999057	13.325289	-4.81%	0
2010	12.757305	13.999057	9.73%	10,218
2009	10.545690	12.757305	20.97%	10,218
2008	15.806111	10.545690	-33.28%	10,218
2007	15.313687	15.806111	3.22%	10,497
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	13.539841	13.919532	2.80%	0
2015	13.926996	13.539841	-2.78%	0
2014	13.672807	13.926996	1.86%	0
2013	12.724004	13.672807	7.46%	0
2012	12.110960	12.724004	5.06%	3,877
2011	12.200977	12.110960	-0.74%	4,045
2010	11.561229	12.200977	5.53%	4,047
2009	10.377072	11.561229	11.41%	4,050
2008	12.560263	10.377072	-17.38%	4,052
2007	12.202378	12.560263	2.93%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.038897	21.142166	0.49%	0
2015	20.638531	21.038897	1.94%	0
2014	19.548352	20.638531	5.58%	0
2013	14.749057	19.548352	32.54%	0
2012	12.807620	14.749057	15.16%	0
2011	13.506022	12.807620	-5.17%	0
2010	12.797734	13.506022	5.53%	0
2009*	10.000000	12.797734	27.98%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.388964	9.912014	5.57%	0
2015	9.876443	9.388964	-4.94%	0
2014*	10.000000	9.876443	-1.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.808184	10.497449	7.03%	0
2015	10.071321	9.808184	-2.61%	0
2014*	10.000000	10.071321	0.71%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	25.321777	29.624293	16.99%	0
2015	26.714894	25.321777	-5.21%	0
2014	25.105343	26.714894	6.41%	0
2013	19.402642	25.105343	29.39%	0
2012	16.984784	19.402642	14.24%	0
2011	17.920119	16.984784	-5.22%	0
2010	14.600684	17.920119	22.73%	0
2009	10.978399	14.600684	32.99%	0
2008	17.768579	10.978399	-38.21%	0
2007	16.989461	17.768579	4.59%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	11.988165	12.667586	5.67%	0
2015	12.694110	11.988165	-5.56%	0
2014	12.565088	12.694110	1.03%	0
2013	13.067368	12.565088	-3.84%	0
2012	11.971291	13.067368	9.16%	0
2011	11.661913	11.971291	2.65%	0
2010	10.843521	11.661913	7.55%	0
2009	8.964450	10.843521	20.96%	0
2008	11.145162	8.964450	-19.57%	0
2007	10.955332	11.145162	1.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.489620	9.001206	-5.15%	0
2015	9.822325	9.489620	-3.39%	0
2014	10.238565	9.822325	-4.07%	0
2013	8.695253	10.238565	17.75%	0
2012	7.740351	8.695253	12.34%	0
2011	8.806401	7.740351	-12.11%	0
2010	7.956734	8.806401	10.68%	0
2009	6.011206	7.956734	32.37%	0
2008*	10.000000	6.011206	-39.89%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.236858	12.494077	2.10%	0
2015	13.293678	12.236858	-7.95%	0
2014	15.134350	13.293678	-12.16%	0
2013	12.855995	15.134350	17.72%	0
2012	11.294806	12.855995	13.82%	0
2011	13.894509	11.294806	-18.71%	0
2010	13.491795	13.894509	2.98%	0
2009	10.712357	13.491795	25.95%	0
2008	20.582710	10.712357	-47.95%	0
2007	20.609862	20.582710	-0.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.151678	13.045552	-0.81%	0
2015	13.113194	13.151678	0.29%	0
2014	12.241666	13.113194	7.12%	0
2013	9.364830	12.241666	30.72%	0
2012	8.291891	9.364830	12.94%	0
2011	8.810683	8.291891	-5.89%	0
2010	7.853443	8.810683	12.19%	0
2009	6.243034	7.853443	25.80%	0
2008*	10.000000	6.243034	-37.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.689099	13.192708	12.86%	0
2015	12.447477	11.689099	-6.09%	0
2014	11.610202	12.447477	7.21%	0
2013	8.841406	11.610202	31.32%	0
2012	7.731842	8.841406	14.35%	0
2011	8.465881	7.731842	-8.67%	0
2010	7.720988	8.465881	9.65%	0
2009	6.231235	7.720988	23.91%	0
2008*	10.000000	6.231235	-37.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.732524	13.133223	3.15%	0
2015	13.138060	12.732524	-3.09%	0
2014	13.025144	13.138060	0.87%	0
2013	9.662818	13.025144	34.80%	0
2012	8.667409	9.662818	11.48%	0
2011	9.327189	8.667409	-7.07%	0
2010	7.583445	9.327189	22.99%	0
2009	6.154236	7.583445	23.22%	0
2008*	10.000000	6.154236	-38.46%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	14.924780	17.069394	14.37%	0
2015	15.802905	14.924780	-5.56%	0
2014	13.886251	15.802905	13.80%	0
2013	10.523977	13.886251	31.95%	0
2012	9.301811	10.523977	13.14%	0
2011	9.791644	9.301811	-5.00%	0
2010	8.416032	9.791644	16.35%	0
2009	6.632979	8.416032	26.88%	0
2008*	10.000000	6.632979	-33.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	17.231687	18.109584	5.09%	0
2015	17.625668	17.231687	-2.24%	0
2014	17.675492	17.625668	-0.28%	0
2013	12.625800	17.675492	40.00%	0
2012	11.480533	12.625800	9.98%	0
2011	11.907092	11.480533	-3.58%	0
2010	9.786576	11.907092	21.67%	0
2009	7.912256	9.786576	23.69%	0
2008	15.218971	7.912256	-48.01%	0
2007	14.293732	15.218971	6.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	23.532875	28.750121	22.17%	0
2015	25.822560	23.532875	-8.87%	0
2014	24.870237	25.822560	3.83%	0
2013	18.263271	24.870237	36.18%	0
2012	15.611021	18.263271	16.99%	0
2011	16.977504	15.611021	-8.05%	0
2010	13.802873	16.977504	23.00%	0
2009	11.276998	13.802873	22.40%	0
2008	17.129432	11.276998	-34.17%	0
2007	18.989489	17.129432	-9.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	22.447184	26.753394	19.18%	0
2015	23.527936	22.447184	-4.59%	0
2014	24.059591	23.527936	-2.21%	0
2013	17.601725	24.059591	36.69%	0
2012	15.708678	17.601725	12.05%	0
2011	17.147144	15.708678	-8.39%	0
2010	14.107536	17.147144	21.55%	0
2009	10.791135	14.107536	30.73%	0
2008	18.001336	10.791135	-40.05%	0
2007	18.169061	18.001336	-0.92%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	17.108164	18.495619	8.11%	0
2015	17.476309	17.108164	-2.11%	0
2014	16.071411	17.476309	8.74%	0
2013	12.635230	16.071411	27.20%	0
2012	11.412964	12.635230	10.71%	0
2011	11.690824	11.412964	-2.38%	0
2010	10.617203	11.690824	10.11%	0
2009	8.695247	10.617203	22.10%	0
2008	15.314144	8.695247	-43.22%	0
2007	14.597345	15.314144	4.91%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.780708	12.280098	4.24%	0
2015	12.840733	11.780708	-8.26%	0
2014	10.266665	12.840733	25.07%	0
2013	10.279442	10.266665	-0.12%	0
2012	9.145707	10.279442	12.40%	0
2011	8.859866	9.145707	3.23%	0
2010	7.017385	8.859866	26.26%	0
2009	5.528902	7.017385	26.92%	0
2008*	10.000000	5.528902	-44.71%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.504928	13.548022	8.34%	0
2015	12.738439	12.504928	-1.83%	0
2014	11.583770	12.738439	9.97%	0
2013*	10.000000	11.583770	15.84%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.260919	9.231349	-0.32%	0
2015	9.555400	9.260919	-3.08%	0
2014	9.777318	9.555400	-2.27%	0
2013	10.043218	9.777318	-2.65%	0
2012	9.976430	10.043218	0.67%	0
2011	10.126320	9.976430	-1.48%	0
2010	10.166641	10.126320	-0.40%	0
2009	9.760177	10.166641	4.16%	0
2008*	10.000000	9.760177	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.705846	13.761008	17.56%	0
2015	12.654727	11.705846	-7.50%	0
2014	12.446117	12.654727	1.68%	0
2013*	10.000000	12.446117	24.46%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.775059	12.563201	-1.66%	0
2015	13.669999	12.775059	-6.55%	0
2014	15.303479	13.669999	-10.67%	0
2013	13.103093	15.303479	16.79%	0
2012	11.269599	13.103093	16.27%	0
2011	13.232220	11.269599	-14.83%	0
2010	12.794187	13.232220	3.42%	0
2009*	10.000000	12.794187	27.94%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	11.749698	11.219935	-4.51%	0
2015	11.900157	11.749698	-1.26%	0
2014	12.650922	11.900157	-5.93%	0
2013	11.039671	12.650922	14.60%	0
2012	9.581825	11.039671	15.21%	0
2011	11.238324	9.581825	-14.74%	0
2010	9.470733	11.238324	18.66%	0
2009	7.239960	9.470733	30.81%	0
2008	13.899971	7.239960	-47.91%	0
2007	13.850199	13.899971	0.36%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	25.173428	25.501925	1.30%	0
2015	25.630406	25.173428	-1.78%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	8.701948	8.566486	-1.56%	0
2015	8.931616	8.701948	-2.57%	0
2014	9.128507	8.931616	-2.16%	0
2013	9.329105	9.128507	-2.15%	0
2012	9.171238	9.329105	1.72%	0
2011	9.402725	9.171238	-2.46%	0
2010	9.183248	9.402725	2.39%	0
2009	8.332400	9.183248	10.21%	0
2008	9.897164	8.332400	-15.81%	0
2007	9.714992	9.897164	1.88%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	20.470086	21.872134	6.85%	0
2015	21.146995	20.470086	-3.20%	0
2014	19.699739	21.146995	7.35%	0
2013	14.720900	19.699739	33.82%	0
2012	13.640512	14.720900	7.92%	0
2011	14.471265	13.640512	-5.74%	0
2010	12.111888	14.471265	19.48%	0
2009	9.476323	12.111888	27.81%	0
2008	16.092134	9.476323	-41.11%	0
2007	15.378820	16.092134	4.64%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	24.215580	23.514411	-2.90%	0
2015	24.018368	24.215580	0.82%	0
2014	24.200060	24.018368	-0.75%	0
2013	19.595089	24.200060	23.50%	0
2012	16.659994	19.595089	17.62%	0
2011	18.727284	16.659994	-11.04%	0
2010	16.642897	18.727284	12.52%	0
2009	12.280595	16.642897	35.52%	0
2008	21.164400	12.280595	-41.98%	0
2007	20.518439	21.164400	3.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.272178	9.582873	3.35%	0
2015	9.778066	9.272178	-5.17%	0
2014	9.810141	9.778066	-0.33%	0
2013	10.124727	9.810141	-3.11%	0
2012*	10.000000	10.124727	1.25%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.969200	8.486342	-5.38%	0
2015	8.945039	8.969200	0.27%	0
2014*	10.000000	8.945039	-10.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	18.724618	20.268727	8.25%	0
2015	18.673950	18.724618	0.27%	0
2014	17.393003	18.673950	7.36%	0
2013	13.606751	17.393003	27.83%	0
2012	11.999343	13.606751	13.40%	0
2011	12.376877	11.999343	-3.05%	0
2010	10.987690	12.376877	12.64%	0
2009	8.827327	10.987690	24.47%	0
2008	14.790405	8.827327	-40.32%	0
2007	14.604644	14.790405	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	25.423990	29.096655	14.45%	0
2015	27.839571	25.423990	-8.68%	0
2014	25.638692	27.839571	8.58%	0
2013	18.747322	25.638692	36.76%	0
2012	16.383631	18.747322	14.43%	0
2011	17.257281	16.383631	-5.06%	0
2010	14.420089	17.257281	19.68%	0
2009	10.832620	14.420089	33.12%	0
2008	17.968356	10.832620	-39.71%	0
2007	18.740234	17.968356	-4.12%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.836401	9.703193	9.81%	0
2015	10.005705	8.836401	-11.69%	0
2014	10.242084	10.005705	-2.31%	0
2013	10.520224	10.242084	-2.64%	0
2012*	10.000000	10.520224	5.20%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	9.119963	10.041823	10.11%	0
2015	9.605032	9.119963	-5.05%	0
2014*	10.000000	9.605032	-3.95%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.883819	9.891845	0.08%	0
2015	10.948941	9.883819	-9.73%	0
2014	11.224773	10.948941	-2.46%	0
2013	12.353434	11.224773	-9.14%	0
2012	12.072054	12.353434	2.33%	0
2011	11.448916	12.072054	5.44%	0
2010	10.763848	11.448916	6.36%	0
2009*	10.000000	10.763848	7.64%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.379984	10.227049	-1.47%	0
2015	10.651267	10.379984	-2.55%	0
2014	10.871110	10.651267	-2.02%	0
2013	11.204537	10.871110	-2.98%	0
2012	10.895714	11.204537	2.83%	0
2011	11.091175	10.895714	-1.76%	0
2010	10.842534	11.091175	2.29%	0
2009*	10.000000	10.842534	8.43%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.015092	0.15%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.931938	9.909097	-0.23%	0
2015	10.178624	9.931938	-2.42%	0
2014	10.047724	10.178624	1.30%	0
2013	10.548416	10.047724	-4.75%	0
2012	9.906344	10.548416	6.48%	0
2011*	10.000000	9.906344	-0.94%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	15.965711	17.859754	11.86%	0
2015	17.753778	15.965711	-10.07%	0
2014	16.486358	17.753778	7.69%	0
2013	12.494530	16.486358	31.95%	0
2012	10.784745	12.494530	15.85%	0
2011	11.628891	10.784745	-7.26%	0
2010	10.454362	11.628891	11.23%	0
2009	8.281208	10.454362	26.24%	0
2008	13.891529	8.281208	-40.39%	0
2007	15.204854	13.891529	-8.64%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.271555	2.72%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	15.094588	14.320389	-5.13%	0
2015	15.499776	15.094588	-2.61%	0
2014	17.097001	15.499776	-9.34%	0
2013	13.726912	17.097001	24.55%	0
2012	11.578377	13.726912	18.56%	0
2011	14.332632	11.578377	-19.22%	0
2010	13.394595	14.332632	7.00%	0
2009	11.051174	13.394595	21.21%	0
2008	20.275968	11.051174	-45.50%	0
2007	19.242493	20.275968	5.37%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.177264	25.336065	-13.17%	0
2015	26.675744	29.177264	9.38%	0
2014	20.902851	26.675744	27.62%	0
2013	14.280110	20.902851	46.38%	0
2012	11.209741	14.280110	27.39%	0
2011	10.441594	11.209741	7.36%	0
2010*	10.000000	10.441594	4.42%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.275845	7.374041	39.77%	0
2015	8.151954	5.275845	-35.28%	0
2014	10.362448	8.151954	-21.33%	0
2013	9.640010	10.362448	7.49%	0
2012*	10.000000	9.640010	-3.60%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.183035	7.229323	39.48%	0
2015	8.030183	5.183035	-35.46%	0
2014	10.238440	8.030183	-21.57%	0
2013	9.545243	10.238440	7.26%	0
2012*	10.000000	9.545243	-4.55%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	16.627796	16.801739	1.05%	0
2015	17.647619	16.627796	-5.78%	0
2014	16.467077	17.647619	7.17%	0
2013	12.642923	16.467077	30.25%	0
2012	11.181075	12.642923	13.07%	0
2011	12.339092	11.181075	-9.38%	0
2010	11.293635	12.339092	9.26%	0
2009	9.139674	11.293635	23.57%	0
2008	15.126672	9.139674	-39.58%	0
2007	14.148631	15.126672	6.91%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	15.160392	15.875666	4.72%	0
2015	15.396799	15.160392	-1.54%	0
2014	13.410419	15.396799	14.81%	0
2013	11.526722	13.410419	16.34%	0
2012	10.486539	11.526722	9.92%	0
2011	10.125694	10.486539	3.56%	0
2010	9.190424	10.125694	10.18%	0
2009	8.185287	9.190424	12.28%	0
2008	11.874173	8.185287	-31.07%	0
2007	11.349671	11.874173	4.62%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.247736	17.839295	-2.24%	0
2015	18.514938	18.247736	-1.44%	0
2014	18.330196	18.514938	1.01%	0
2013	13.474423	18.330196	36.04%	0
2012	11.509418	13.474423	17.07%	0
2011	12.528521	11.509418	-8.13%	0
2010*	10.000000	12.528521	25.29%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.411688	20.341858	4.79%	0
2015	20.553192	19.411688	-5.55%	0
2014	21.539034	20.553192	-4.58%	0
2013	14.742376	21.539034	46.10%	0
2012	14.054110	14.742376	4.90%	0
2011	15.147080	14.054110	-7.22%	0
2010	12.285746	15.147080	23.29%	0
2009	8.276237	12.285746	48.45%	0
2008	14.529437	8.276237	-43.04%	0
2007	13.129310	14.529437	10.66%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.626381	10.677377	0.48%	0
2015	11.076528	10.626381	-4.06%	0
2014	10.935555	11.076528	1.29%	0
2013	10.051103	10.935555	8.80%	0
2012*	10.000000	10.051103	0.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	18.475905	19.948275	7.97%	0
2015	18.740763	18.475905	-1.41%	0
2014	17.641638	18.740763	6.23%	0
2013	13.484765	17.641638	30.83%	0
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
2010	10.467572	11.476933	9.64%	0
2009	8.948276	10.467572	16.98%	0
2008	15.524125	8.948276	-42.36%	0
2007	15.233390	15.524125	1.91%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	25.110173	30.460764	21.31%	0
2015	27.393485	25.110173	-8.34%	0
2014	25.868447	27.393485	5.90%	0
2013	19.336002	25.868447	33.78%	0
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
2010	15.364531	18.905849	23.05%	0
2009	11.080501	15.364531	38.66%	0
2008	17.743184	11.080501	-37.55%	0
2007	17.982482	17.743184	-1.33%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.009467	11.171566	1.47%	0
2015	11.613316	11.009467	-5.20%	0
2014	11.566206	11.613316	0.41%	0
2013	13.001950	11.566206	-11.04%	0
2012	12.457317	13.001950	4.37%	0
2011	11.468142	12.457317	8.63%	0
2010	11.223863	11.468142	2.18%	0
2009	10.476980	11.223863	7.13%	0
2008	10.952792	10.476980	-4.34%	0
2007	10.292835	10.952792	6.41%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	17.566558	19.330112	10.04%	0
2015	19.215807	17.566558	-8.58%	0
2014	17.599057	19.215807	9.19%	0
2013	13.363774	17.599057	31.69%	0
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
2010	10.856018	12.014922	10.68%	0
2009	9.483272	10.856018	14.48%	0
2008	14.948444	9.483272	-36.56%	0
2007	15.448472	14.948444	-3.24%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	19.563573	23.337735	19.29%	0
2015	20.450229	19.563573	-4.34%	0
2014	18.100019	20.450229	12.98%	0
2013	14.334962	18.100019	26.26%	0
2012	12.689651	14.334962	12.97%	0
2011	13.165463	12.689651	-3.61%	0
2010	11.384094	13.165463	15.65%	0
2009	9.022964	11.384094	26.17%	0
2008	12.297233	9.022964	-26.63%	0
2007	12.968040	12.297233	-5.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.667886	10.907199	12.82%	0
2015*	10.000000	9.667886	-3.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.532429	13.655098	0.91%	0
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
2013	12.762899	14.193990	11.21%	0
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
2010	11.949250	12.748603	6.69%	0
2009*	10.000000	11.949250	19.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.126400	10.008784	9.67%	0
2015*	10.000000	9.126400	-8.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.695667	9.656697	-0.40%	0
2015*	10.000000	9.695667	-3.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.303249	14.403341	27.43%	0
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
2013*	10.000000	12.110138	21.10%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.213214	11.437326	11.99%	0
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	25.623449	31.316331	22.22%	0
2015	26.990440	25.623449	-5.06%	0
2014	26.415125	26.990440	2.18%	0
2013	19.312437	26.415125	36.78%	0
2012	17.167519	19.312437	12.49%	6
2011	17.562244	17.167519	-2.25%	7
2010	14.359098	17.562244	22.31%	7
2009	11.815766	14.359098	21.52%	0
2008	17.596683	11.815766	-32.85%	0
2007	18.225887	17.596683	-3.45%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	18.994577	20.576755	8.33%	0
2015	19.373524	18.994577	-1.96%	0
2014	17.622288	19.373524	9.94%	0
2013	13.765298	17.622288	28.02%	0
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0
2010	11.152349	12.416183	11.33%	0
2009	9.102810	11.152349	22.52%	0
2008	14.942060	9.102810	-39.08%	0
2007	14.643919	14.942060	2.04%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	16.736985	17.511645	4.63%	0
2015	17.699491	16.736985	-5.44%	0
2014	16.887578	17.699491	4.81%	0
2013	14.379243	16.887578	17.44%	0
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	0
2010	11.364128	12.708070	11.83%	0
2009	9.565206	11.364128	18.81%	0
2008	14.003180	9.565206	-31.69%	0
2007	13.484814	14.003180	3.84%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	14.984962	17.012206	13.53%	0
2015	15.815606	14.984962	-5.25%	0
2014	16.059062	15.815606	-1.52%	0
2013	11.146508	16.059062	44.07%	0
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
2010	8.978989	11.417468	27.16%	0
2009	7.345287	8.978989	22.24%	0
2008	12.144605	7.345287	-39.52%	0
2007	14.085397	12.144605	-13.78%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.441256	9.998641	5.90%	0
2015	9.810564	9.441256	-3.76%	0
2014*	10.000000	9.810564	-1.89%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	11.668854	10.834750	-7.15%	0
2015	12.830667	11.668854	-9.05%	0
2014	13.378350	12.830667	-4.09%	0
2013	11.853544	13.378350	12.86%	0
2012	11.084423	11.853544	6.94%	0
2011	12.067895	11.084423	-8.15%	0
2010	10.986191	12.067895	9.85%	0
2009	9.978929	10.986191	10.09%	0
2008	14.597570	9.978929	-31.64%	0
2007	13.699522	14.597570	6.56%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	11.271918	11.344142	0.64%	0
2015	11.647826	11.271918	-3.23%	0
2014	11.576676	11.647826	0.61%	0
2013	11.821457	11.576676	-2.07%	0
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0
2010	10.649962	11.209183	5.25%	0
2009	9.118665	10.649962	16.79%	0
2008	10.147811	9.118665	-10.14%	0
2007	9.931232	10.147811	2.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	12.895190	13.190725	2.29%	0
2015	13.337429	12.895190	-3.32%	0
2014	13.167149	13.337429	1.29%	0
2013	11.967139	13.167149	10.03%	0
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
2010	10.421183	11.400419	9.40%	0
2009	8.649372	10.421183	20.48%	0
2008	11.891780	8.649372	-27.27%	0
2007	11.285675	11.891780	5.37%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.379710	13.760823	2.85%	0
2015	13.828646	13.379710	-3.25%	0
2014	13.601967	13.828646	1.67%	0
2013	12.101595	13.601967	12.40%	0
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0
2010	10.321848	11.470668	11.13%	0
2009	8.260845	10.321848	24.95%	0
2008	12.647721	8.260845	-34.69%	0
2007	11.834454	12.647721	6.87%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	13.952216	14.427091	3.40%	0
2015	14.430605	13.952216	-3.32%	0
2014	14.174006	14.430605	1.81%	0
2013	12.010790	14.174006	18.01%	0
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
2010	10.083226	11.358568	12.65%	0
2009	7.908046	10.083226	27.51%	0
2008	13.159594	7.908046	-39.91%	0
2007	12.190040	13.159594	7.95%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.330169	3.30%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.582343	15.031245	29.78%	0
2015	15.036702	11.582343	-22.97%	0
2014	17.734410	15.036702	-15.21%	0
2013	14.696536	17.734410	20.67%	0
2012	14.437414	14.696536	1.79%	0
2011	15.667214	14.437414	-7.85%	0
2010	13.526804	15.667214	15.82%	0
2009	9.430281	13.526804	43.44%	0
2008	21.280421	9.430281	-55.69%	0
2007	15.034572	21.280421	41.54%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	16.888367	19.324148	14.42%	0
2015	18.143970	16.888367	-6.92%	0
2014	17.207514	18.143970	5.44%	0
2013	13.849083	17.207514	24.25%	0
2012	12.172832	13.849083	13.77%	0
2011	12.441335	12.172832	-2.16%	0
2010	11.137940	12.441335	11.70%	0
2009	8.822386	11.137940	26.25%	0
2008	15.872715	8.822386	-44.42%	0
2007	16.127300	15.872715	-1.58%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.148777	11.49%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	19.866938	19.418351	-2.26%	0
2015	19.119173	19.866938	3.91%	0
2014	17.718577	19.119173	7.90%	0
2013	13.403393	17.718577	32.19%	0
2012	12.054200	13.403393	11.19%	0
2011	12.404738	12.054200	-2.83%	0
2010	10.303163	12.404738	20.40%	0
2009	8.283469	10.303163	24.38%	0
2008	16.174823	8.283469	-48.79%	0
2007	13.140040	16.174823	23.10%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.387571	11.565279	1.56%	0
2015	11.816038	11.387571	-3.63%	0
2014	11.509795	11.816038	2.66%	0
2013	12.091408	11.509795	-4.81%	0
2012	11.780440	12.091408	2.64%	48
2011	11.322263	11.780440	4.05%	41
2010	10.830851	11.322263	4.54%	46
2009	9.649981	10.830851	12.24%	46
2008	10.283945	9.649981	-6.16%	41
2007	10.166563	10.283945	1.15%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	29.406670	31.993858	8.80%	0
2015	30.754840	29.406670	-4.38%	0
2014	29.840967	30.754840	3.06%	0
2013	22.595215	29.840967	32.07%	0
2012	20.292506	22.595215	11.35%	0
2011	23.417615	20.292506	-13.35%	0
2010	18.737770	23.417615	24.98%	0
2009	13.793977	18.737770	35.84%	0
2008	23.499597	13.793977	-41.30%	0
2007	20.964602	23.499597	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	18.557280	17.088676	-7.91%	0
2015	18.482697	18.557280	0.40%	0
2014	20.735722	18.482697	-10.87%	0
2013	16.388705	20.735722	26.52%	0
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
2010	15.895775	17.433423	9.67%	0
2009	12.956542	15.895775	22.69%	0
2008	23.787735	12.956542	-45.53%	0
2007	20.910740	23.787735	13.76%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	22.297117	23.684100	6.22%	0
2015	23.695549	22.297117	-5.90%	0
2014	22.887514	23.695549	3.53%	0
2013	18.087037	22.887514	26.54%	0
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0
2010	13.487861	16.563654	22.80%	0
2009	8.829916	13.487861	52.75%	0
2008	18.649918	8.829916	-52.65%	0
2007	18.199841	18.649918	2.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.422914	11.467333	10.02%	0
2015	11.433662	10.422914	-8.84%	0
2014	11.437321	11.433662	-0.03%	0
2013	9.506783	11.437321	20.31%	0
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
2010	8.268604	8.861377	7.17%	0
2009	6.531010	8.268604	26.61%	0
2008*	10.000000	6.531010	-34.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.144873	13.461406	10.84%	0
2015	13.443157	12.144873	-9.66%	0
2014	13.220200	13.443157	1.69%	0
2013	11.936787	13.220200	10.75%	0
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0
2010	10.002045	10.954242	9.52%	0
2009	7.588748	10.002045	31.80%	0
2008	11.099238	7.588748	-31.63%	0
2007	11.007185	11.099238	0.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	18.665767	21.055449	12.80%	0
2015	19.930590	18.665767	-6.35%	0
2014	18.859588	19.930590	5.68%	0
2013	14.960844	18.859588	26.06%	0
2012	13.748292	14.960844	8.82%	0
2011	13.342989	13.748292	3.04%	0
2010	11.378103	13.342989	17.27%	0
2009	9.975712	11.378103	14.06%	0
2008	14.078962	9.975712	-29.14%	0
2007	14.886954	14.078962	-5.43%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	22.943148	29.035427	26.55%	0
2015	25.486989	22.943148	-9.98%	0
2014	26.072543	25.486989	-2.25%	0
2013	19.688406	26.072543	32.43%	0
2012	17.110551	19.688406	15.07%	9
2011	18.290326	17.110551	-6.45%	11
2010	14.675013	18.290326	24.64%	10
2009	11.689655	14.675013	25.54%	13
2008	17.955533	11.689655	-34.90%	0
2007	18.926235	17.955533	-5.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.229138	8.253065	14.16%	0
2015	9.251148	7.229138	-21.86%	0
2014*	10.000000	9.251148	-7.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	16.189921	16.867044	4.18%	0
2015	17.813118	16.189921	-9.11%	0
2014	20.622174	17.813118	-13.62%	0
2013	17.252789	20.622174	19.53%	0
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0
2010	16.402091	17.283520	5.37%	0
2009	12.313348	16.402091	33.21%	0
2008	21.248496	12.313348	-42.05%	0
2007	18.936735	21.248496	12.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.204062	9.209968	0.06%	0
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.331661	10.478819	1.42%	0
2015	11.285884	10.331661	-8.46%	0
2014	11.170283	11.285884	1.03%	0
2013	10.119132	11.170283	10.39%	0
2012*	10.000000	10.119132	1.19%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.877135	9.554884	-3.26%	0
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
2013*	10.000000	9.807613	-1.92%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.886258	13.770753	-0.83%	0
2015	13.638468	13.886258	1.82%	0
2014	12.971739	13.638468	5.14%	0
2013	9.546221	12.971739	35.88%	0
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.595568	12.755461	10.00%	0
2015	12.463181	11.595568	-6.96%	0
2014	12.309019	12.463181	1.25%	0
2013	9.857551	12.309019	24.87%	0
2012*	10.000000	9.857551	-1.42%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.158788	12.864505	-2.24%	0
2015	13.398321	13.158788	-1.79%	0
2014	12.799835	13.398321	4.68%	0
2013	9.639823	12.799835	32.78%	0
2012*	10.000000	9.639823	-3.60%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	12.928999	12.245158	-5.29%	0
2015	14.512924	12.928999	-10.91%	0
2014	15.761022	14.512924	-7.92%	0
2013	12.958181	15.761022	21.63%	0
2012	11.187039	12.958181	15.83%	0
2011	12.402468	11.187039	-9.80%	0
2010	11.740897	12.402468	5.63%	0
2009*	10.000000	11.740897	17.41%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.350119	11.689778	12.94%	0
2015	11.389199	10.350119	-9.12%	0
2014	11.498254	11.389199	-0.95%	0
2013	10.705396	11.498254	7.41%	0
2012*	10.000000	10.705396	7.05%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.086222	12.467211	3.15%	0
2015	13.197304	12.086222	-8.42%	0
2014	12.586962	13.197304	4.85%	0
2013	9.965800	12.586962	26.30%	0
2012*	10.000000	9.965800	-0.34%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	18.637026	18.899897	1.41%	0
2015	19.095541	18.637026	-2.40%	0
2014	18.150293	19.095541	5.21%	0
2013	15.586418	18.150293	16.45%	0
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
2010	13.660768	14.356626	5.09%	0
2009	11.191150	13.660768	22.07%	0
2008	13.716635	11.191150	-18.41%	0
2007	12.797361	13.716635	7.18%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.686401	9.625113	-0.63%	0
2015*	10.000000	9.686401	-3.14%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	25.789535	25.556324	-0.90%	0
2015	23.702893	25.789535	8.80%	0
2014	22.481949	23.702893	5.43%	0
2013	17.671304	22.481949	27.22%	0
2012	14.679135	17.671304	20.38%	0
2011	16.227666	14.679135	-9.54%	0
2010	15.678938	16.227666	3.50%	0
2009	11.047091	15.678938	41.93%	0
2008	20.409701	11.047091	-45.87%	0
2007	15.369835	20.409701	32.79%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.024685	15.521570	10.67%	0
2015	13.788145	14.024685	1.72%	0
2014	12.972649	13.788145	6.29%	0
2013	9.857446	12.972649	31.60%	0
2012*	10.000000	9.857446	-1.43%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	21.071553	19.109080	-9.31%	0
2015	23.772057	21.071553	-11.36%	0
2014	27.824520	23.772057	-14.56%	0
2013	25.048520	27.824520	11.08%	0
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
2010	28.490887	34.622541	21.52%	0
2009	16.368449	28.490887	74.06%	0
2008	35.254755	16.368449	-53.57%	0
2007	28.336008	35.254755	24.42%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.270589	8.536326	17.41%	0
2015	9.356915	7.270589	-22.30%	0
2014*	10.000000	9.356915	-6.43%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.873826	-1.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.884934	12.569598	5.76%	0
2015	12.495492	11.884934	-4.89%	0
2014	13.897130	12.495492	-10.09%	0
2013	10.124137	13.897130	37.27%	0
2012*	10.000000	10.124137	1.24%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	21.360745	23.624819	10.60%	0
2015	22.183308	21.360745	-3.71%	0
2014	20.709429	22.183308	7.12%	0
2013	15.712564	20.709429	31.80%	0
2012	13.950544	15.712564	12.63%	29
2011	14.418845	13.950544	-3.25%	32
2010	13.337878	14.418845	8.10%	31
2009	11.206165	13.337878	19.02%	27
2008	17.142496	11.206165	-34.63%	0
2007	16.394070	17.142496	4.57%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.428295	14.564225	0.94%	0
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
2013	11.448030	14.202803	24.06%	0
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
2010*	10.000000	10.641182	6.41%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.625801	9.903641	2.89%	0
2015*	10.000000	9.625801	-3.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	10.734352	11.046100	2.90%	0
2015	11.136284	10.734352	-3.61%	0
2014	10.651238	11.136284	4.55%	0
2013	11.022034	10.651238	-3.36%	0
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
2010	9.758807	10.136181	3.87%	0
2009	9.178849	9.758807	6.32%	0
2008	10.545947	9.178849	-12.96%	38
2007	10.313209	10.545947	2.26%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	18.238998	19.605698	7.49%	0
2015	18.987684	18.238998	-3.94%	0
2014	18.985940	18.987684	0.01%	0
2013	21.407573	18.985940	-11.31%	0
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
2010	16.859611	17.984149	6.67%	0
2009	13.330739	16.859611	26.47%	0
2008	16.131384	13.330739	-17.36%	0
2007	15.600967	16.131384	3.40%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.141933	9.099253	11.76%	0
2015*	10.000000	8.141933	-18.58%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.238309	15.363797	7.90%	0
2015	15.779533	14.238309	-9.77%	0
2014	16.576352	15.779533	-4.81%	0
2013	12.927189	16.576352	28.23%	0
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
2010*	10.000000	11.260644	12.61%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.208138	22.445897	16.86%	0
2015	20.680155	19.208138	-7.12%	0
2014	18.836864	20.680155	9.79%	0
2013	14.717743	18.836864	27.99%	0
2012	13.231330	14.717743	11.23%	0
2011	13.545816	13.231330	-2.32%	0
2010	12.315993	13.545816	9.99%	0
2009*	10.000000	12.315993	23.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.619269	13.370906	5.96%	0
2015	12.856279	12.619269	-1.84%	0
2014	12.597934	12.856279	2.05%	0
2013	10.512811	12.597934	19.83%	0
2012	9.347262	10.512811	12.47%	0
2011	9.527413	9.347262	-1.89%	0
2010	8.750148	9.527413	8.88%	0
2009	7.294286	8.750148	19.96%	0
2008	10.686759	7.294286	-31.74%	0
2007	10.360055	10.686759	3.15%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.005496	9.983894	-0.22%	0
2015	10.317560	10.005496	-3.02%	0
2014	10.111357	10.317560	2.04%	0
2013	10.677472	10.111357	-5.30%	0
2012	10.466013	10.677472	2.02%	0
2011	10.183718	10.466013	2.77%	0
2010	9.884887	10.183718	3.02%	0
2009	9.067839	9.884887	9.01%	0
2008	10.350952	9.067839	-12.40%	0
2007	10.342338	10.350952	0.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.081903	13.714330	-2.61%	0
2015	13.597858	14.081903	3.56%	0
2014	13.737430	13.597858	-1.02%	0
2013	10.986318	13.737430	25.04%	0
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
2010	9.707814	10.502567	8.19%	0
2009	7.053080	9.707814	37.64%	0
2008	11.825777	7.053080	-40.36%	0
2007	10.639867	11.825777	11.15%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.451292	14.260879	6.02%	0
2015	13.003065	13.451292	3.45%	0
2014	12.379059	13.003065	5.04%	0
2013	9.825956	12.379059	25.98%	0
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
2010	8.090090	9.294451	14.89%	0
2009	5.997264	8.090090	34.90%	0
2008	11.060833	5.997264	-45.78%	0
2007	10.171033	11.060833	8.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.779077	12.719713	7.99%	0
2015	11.988163	11.779077	-1.74%	0
2014	11.189124	11.988163	7.14%	0
2013	8.657138	11.189124	29.25%	0
2012	7.608789	8.657138	13.78%	0
2011	8.006521	7.608789	-4.97%	0
2010	7.422364	8.006521	7.87%	0
2009	5.842946	7.422364	27.03%	0
2008	9.706239	5.842946	-39.80%	0
2007*	10.000000	9.706239	-2.94%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	17.846667	20.397070	14.29%	0
2015	19.640621	17.846667	-9.13%	0
2014	18.550540	19.640621	5.88%	0
2013	14.105376	18.550540	31.51%	0
2012	12.281047	14.105376	14.85%	13
2011	12.964673	12.281047	-5.27%	14
2010	11.553343	12.964673	12.22%	13
2009	9.266588	11.553343	24.68%	0
2008	15.186446	9.266588	-38.98%	0
2007	16.044633	15.186446	-5.35%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.212477	9.221629	0.10%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	9.508368	10.295422	8.28%	0
2015	10.101429	9.508368	-5.87%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	9.496130	10.040458	5.73%	0
2015	9.944909	9.496130	-4.51%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	15.095570	16.751427	10.97%	0
2015	15.946289	15.095570	-5.33%	0
2014	15.997653	15.946289	-0.32%	0
2013	15.371340	15.997653	4.07%	0
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
2010	12.437783	13.679985	9.99%	0
2009	8.764280	12.437783	41.91%	0
2008	12.521742	8.764280	-30.01%	0
2007	12.492809	12.521742	0.23%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.412987	12.596897	10.37%	0
2015	11.883536	11.412987	-3.96%	0
2014	11.473316	11.883536	3.58%	0
2013	8.223614	11.473316	39.52%	0
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	0
2010	7.519001	8.433093	12.16%	0
2009	5.057146	7.519001	48.68%	0
2008*	10.000000	5.057146	-49.43%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.237495	14.168681	7.03%	0
2015	13.676061	13.237495	-3.21%	0
2014	12.731911	13.676061	7.42%	0
2013	9.453792	12.731911	34.68%	0
2012	8.732701	9.453792	8.26%	49
2011	9.287067	8.732701	-5.97%	51
2010	7.732444	9.287067	20.11%	50
2009	6.060178	7.732444	27.59%	53
2008*	10.000000	6.060178	-39.40%	55
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.073299	11.664376	5.34%	0
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
2013	9.071301	11.416396	25.85%	0
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
2010	7.901850	8.829502	11.74%	0
2009	6.292350	7.901850	25.58%	0
2008*	10.000000	6.292350	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.020024	11.366648	3.15%	0
2015	11.458907	11.020024	-3.83%	0
2014	11.303253	11.458907	1.38%	0
2013	10.142217	11.303253	11.45%	0
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
2010	9.129721	9.797666	7.32%	4,160
2009	7.838917	9.129721	16.47%	4,163
2008*	10.000000	7.838917	-21.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.199906	11.684297	4.32%	0
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
2013	9.736897	11.475126	17.85%	0
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
2010	8.597837	9.392628	9.24%	0
2009	7.124031	8.597837	20.69%	0
2008*	10.000000	7.124031	-28.76%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.423517	10.599860	1.69%	0
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
2013	10.545087	10.755430	1.99%	0
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	30,843
2010	9.862495	10.238350	3.81%	30,986
2009	8.977627	9.862495	9.86%	0
2008*	10.000000	8.977627	-10.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.908172	10.166707	2.61%	0
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
2013*	10.000000	10.715650	7.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.852239	10.172106	3.25%	0
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
2013*	10.000000	10.852763	8.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.136019	11.554588	3.76%	0
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
2013	9.949779	11.393201	14.51%	0
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
2010	8.864196	9.595859	8.25%	0
2009	7.478232	8.864196	18.53%	0
2008*	10.000000	7.478232	-25.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.118998	11.629035	4.59%	0
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0
2013	9.460189	11.427758	20.80%	0
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
2010	8.322823	9.166812	10.14%	0
2009	6.764627	8.322823	23.03%	0
2008*	10.000000	6.764627	-32.35%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	10.862204	11.192214	3.04%	0
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
2013	10.326136	11.165064	8.12%	0
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	9,837
2010	9.396894	9.959026	5.98%	9,837
2009	8.215074	9.396894	14.39%	0
2008*	10.000000	8.215074	-17.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.731772	10.954271	2.07%	0
2015	11.139016	10.731772	-3.66%	0
2014	10.947658	11.139016	1.75%	0
2013	11.508013	10.947658	-4.87%	0
2012	11.016021	11.508013	4.47%	30
2011	10.666995	11.016021	3.27%	27
2010	10.277594	10.666995	3.79%	29
2009	9.737065	10.277594	5.55%	29
2008*	10.000000	9.737065	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.672135	11.724704	0.45%	0
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
2013	12.436445	11.840522	-4.79%	0
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
2010	11.026696	11.587684	5.09%	0
2009	9.742839	11.026696	13.18%	0
2008*	10.000000	9.742839	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	20.190887	21.095014	4.48%	0
2015	24.798604	20.190887	-18.58%	0
2014	27.064117	24.798604	-8.37%	0
2013	27.724932	27.064117	-2.38%	0
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0
2010	28.763022	32.407495	12.67%	0
2009	18.144323	28.763022	58.52%	0
2008	44.375378	18.144323	-59.11%	0
2007	31.447881	44.375378	41.11%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	10.639733	10.419336	-2.07%	0
2015	10.958173	10.639733	-2.91%	0
2014	10.781225	10.958173	1.64%	0
2013	11.560693	10.781225	-6.74%	0
2012	11.541747	11.560693	0.16%	35
2011	11.070092	11.541747	4.26%	29
2010	10.869202	11.070092	1.85%	32
2009	10.889515	10.869202	-0.19%	36
2008	10.400265	10.889515	4.70%	38
2007	9.986568	10.400265	4.14%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.065353	7.840732	-2.79%	0
2015	8.297687	8.065353	-2.80%	0
2014	8.536715	8.297687	-2.80%	0
2013	8.782623	8.536715	-2.80%	0
2012	9.036319	8.782623	-2.81%	0
2011	9.295895	9.036319	-2.79%	0
2010	9.563664	9.295895	-2.80%	0
2009	9.835032	9.563664	-2.76%	0
2008	9.914727	9.835032	-0.80%	0
2007	9.735336	9.914727	1.84%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.591160	7.425949	-2.18%	0
2015	8.069825	7.591160	-5.93%	0
2014	8.362511	8.069825	-3.50%	0
2013	7.318072	8.362511	14.27%	0
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
2010	6.799997	7.469257	9.84%	0
2009	5.404283	6.799997	25.83%	0
2008*	10.000000	5.404283	-45.96%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.260578	8.071918	-2.28%	0
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
2013	8.035306	9.451487	17.62%	0
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
2010	7.908176	8.255639	4.39%	0
2009	6.326161	7.908176	25.01%	0
2008	11.437095	6.326161	-44.69%	0
2007	10.758307	11.437095	6.31%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	18.476085	19.660670	6.41%	0
2015	19.200033	18.476085	-3.77%	0
2014	18.815140	19.200033	2.05%	0
2013	15.211995	18.815140	23.69%	0
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
2010	12.978088	14.460437	11.42%	1,783
2009	10.496372	12.978088	23.64%	1,785
2008	17.099349	10.496372	-38.62%	1,788
2007	16.605254	17.099349	2.98%	1,790
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	13.822964	14.283888	3.33%	0
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
2013	12.711006	14.013733	10.25%	0
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
2010	11.421675	12.191626	6.74%	0
2009*	10.000000	11.421675	14.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.733797	16.478180	4.73%	0
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
2013	13.700429	15.913040	16.15%	0
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
2010	11.975410	13.040705	8.90%	0
2009*	10.000000	11.975410	19.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	11.494770	11.650222	1.35%	0
2015	11.794682	11.494770	-2.54%	0
2014	11.680051	11.794682	0.98%	0
2013	11.462657	11.680051	1.90%	0
2012	11.213319	11.462657	2.22%	0
2011	11.207072	11.213319	0.06%	0
2010	10.888225	11.207072	2.93%	0
2009	10.268952	10.888225	6.03%	0
2008	11.241892	10.268952	-8.65%	0
2007	10.976822	11.241892	2.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.883121	10.155527	2.76%	0
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
2013*	10.000000	10.552060	5.52%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.821915	10.211311	3.96%	0
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
2013*	10.000000	10.639645	6.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	15.236554	15.869077	4.15%	0
2015	15.728144	15.236554	-3.13%	0
2014	15.384138	15.728144	2.24%	0
2013	13.570711	15.384138	13.36%	0
2012	12.600222	13.570711	7.70%	0
2011	12.967653	12.600222	-2.83%	0
2010	12.028259	12.967653	7.81%	5,115
2009	10.387115	12.028259	15.80%	9,250
2008	13.914143	10.387115	-25.35%	9,250
2007	13.550279	13.914143	2.69%	9,250
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	17.175295	18.111804	5.45%	0
2015	17.800016	17.175295	-3.51%	0
2014	17.447894	17.800016	2.02%	0
2013	14.667970	17.447894	18.95%	0
2012	13.266031	14.667970	10.57%	0
2011	13.943954	13.266031	-4.86%	0
2010	12.713633	13.943954	9.68%	0
2009	10.515000	12.713633	20.91%	0
2008	15.768234	10.515000	-33.32%	2,415
2007	15.284893	15.768234	3.16%	4,552
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	13.451908	13.822035	2.75%	0
2015	13.843669	13.451908	-2.83%	0
2014	13.597992	13.843669	1.81%	0
2013	12.660893	13.597992	7.40%	0
2012	12.057119	12.660893	5.01%	0
2011	12.152968	12.057119	-0.79%	0
2010	11.521651	12.152968	5.48%	0
2009	10.346869	11.521651	11.35%	0
2008	12.530153	10.346869	-17.42%	1,440
2007	12.179419	12.530153	2.88%	1,443
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	20.966938	21.059052	0.44%	0
2015	20.578521	20.966938	1.89%	0
2014	19.501541	20.578521	5.52%	0
2013	14.721296	19.501541	32.47%	0
2012	12.790097	14.721296	15.10%	0
2011	13.494469	12.790097	-5.22%	0
2010	12.793346	13.494469	5.48%	0
2009*	10.000000	12.793346	27.93%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.381897	9.899476	5.52%	0
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.800798	10.484178	6.97%	0
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	25.157316	29.416796	16.93%	0
2015	26.555049	25.157316	-5.26%	0
2014	24.967964	26.555049	6.36%	0
2013	19.306383	24.967964	29.32%	0
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	0
2010	14.550676	17.849576	22.67%	0
2009	10.946425	14.550676	32.93%	0
2008	17.725964	10.946425	-38.25%	0
2007	16.957482	17.725964	4.53%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	11.910382	12.578949	5.61%	0
2015	12.618235	11.910382	-5.61%	0
2014	12.496407	12.618235	0.97%	0
2013	13.002609	12.496407	-3.89%	0
2012	11.918116	13.002609	9.10%	0
2011	11.616056	11.918116	2.60%	0
2010	10.806435	11.616056	7.49%	0
2009	8.938382	10.806435	20.90%	0
2008	11.118455	8.938382	-19.61%	0
2007	10.934729	11.118455	1.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.452286	8.961208	-5.20%	0
2015	9.788724	9.452286	-3.44%	0
2014	10.208791	9.788724	-4.11%	0
2013	8.674427	10.208791	17.69%	0
2012	7.725792	8.674427	12.28%	62
2011	8.794338	7.725792	-12.15%	62
2010	7.949913	8.794338	10.62%	57
2009	6.009134	7.949913	32.30%	45
2008*	10.000000	6.009134	-39.91%	46

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.157400	12.406597	2.05%	0
2015	13.214157	12.157400	-8.00%	0
2014	15.051552	13.214157	-12.21%	0
2013	12.792227	15.051552	17.66%	0
2012	11.244574	12.792227	13.76%	0
2011	13.839832	11.244574	-18.75%	0
2010	13.445595	13.839832	2.93%	0
2009	10.681161	13.445595	25.88%	0
2008	20.533373	10.681161	-47.98%	0
2007	20.571100	20.533373	-0.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.099864	12.987504	-0.86%	0
2015	13.068250	13.099864	0.24%	0
2014	12.205975	13.068250	7.06%	0
2013	9.342327	12.205975	30.65%	0
2012	8.276240	9.342327	12.88%	18
2011	8.798578	8.276240	-5.94%	20
2010	7.846692	8.798578	12.13%	20
2009	6.240878	7.846692	25.73%	27
2008*	10.000000	6.240878	-37.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.643087	13.134034	12.81%	0
2015	12.404860	11.643087	-6.14%	0
2014	11.576407	12.404860	7.16%	0
2013	8.820197	11.576407	31.25%	0
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
2010	7.714365	8.454273	9.59%	0
2009	6.229093	7.714365	23.84%	0
2008*	10.000000	6.229093	-37.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.682444	13.074863	3.09%	0
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0
2013	9.639645	12.987247	34.73%	0
2012	8.651068	9.639645	11.43%	24
2011	9.314391	8.651068	-7.12%	26
2010	7.576931	9.314391	22.93%	26
2009	6.152116	7.576931	23.16%	20
2008*	10.000000	6.152116	-38.48%	19

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	14.866063	16.993522	14.31%	0
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0
2013	10.498746	13.845848	31.88%	0
2012	9.284300	10.498746	13.08%	34
2011	9.778223	9.284300	-5.05%	36
2010	8.408810	9.778223	16.29%	35
2009	6.630696	8.408810	26.82%	31
2008*	10.000000	6.630696	-33.69%	35
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	17.119811	17.982792	5.04%	0
2015	17.520256	17.119811	-2.29%	0
2014	17.578827	17.520256	-0.33%	0
2013	12.563196	17.578827	39.92%	0
2012	11.429486	12.563196	9.92%	0
2011	11.860237	11.429486	-3.63%	0
2010	9.753071	11.860237	21.61%	0
2009	7.889226	9.753071	23.63%	0
2008	15.182499	7.889226	-48.04%	0
2007	14.266847	15.182499	6.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	23.380077	28.548811	22.11%	0
2015	25.668109	23.380077	-8.91%	0
2014	24.734204	25.668109	3.78%	0
2013	18.172703	24.734204	36.11%	0
2012	15.541609	18.172703	16.93%	0
2011	16.910688	15.541609	-8.10%	0
2010	13.755613	16.910688	22.94%	0
2009	11.244172	13.755613	22.34%	0
2008	17.088383	11.244172	-34.20%	0
2007	18.953800	17.088383	-9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	22.301470	26.566098	19.12%	0
2015	23.387233	22.301470	-4.64%	0
2014	23.928023	23.387233	-2.26%	0
2013	17.514474	23.928023	36.62%	0
2012	15.638863	17.514474	11.99%	0
2011	17.079707	15.638863	-8.44%	0
2010	14.059268	17.079707	21.48%	0
2009	10.759744	14.059268	30.67%	0
2008	17.958220	10.759744	-40.08%	7
2007	18.134915	17.958220	-0.97%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	16.997039	18.366062	8.05%	0
2015	17.371725	16.997039	-2.16%	0
2014	15.983452	17.371725	8.69%	0
2013	12.572539	15.983452	27.13%	0
2012	11.362198	12.572539	10.65%	42
2011	11.644800	11.362198	-2.43%	44
2010	10.580846	11.644800	10.06%	44
2009	8.669930	10.580846	22.04%	48
2008	15.277451	8.669930	-43.25%	52
2007	14.569894	15.277451	4.86%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.734323	12.225488	4.19%	0
2015	12.796743	11.734323	-8.30%	0
2014	10.236747	12.796743	25.01%	0
2013	10.254766	10.236747	-0.18%	0
2012	9.128453	10.254766	12.34%	0
2011	8.847693	9.128453	3.17%	0
2010	7.011351	8.847693	26.19%	0
2009	5.526990	7.011351	26.86%	0
2008*	10.000000	5.526990	-44.73%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.487782	13.522520	8.29%	0
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0
2013*	10.000000	11.579798	15.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.224476	9.190313	-0.37%	0
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0
2013	10.019151	9.748868	-2.70%	0
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0
2010	10.157941	10.112451	-0.45%	0
2009	9.756839	10.157941	4.11%	0
2008*	10.000000	9.756839	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.689805	13.735105	17.50%	0
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
2013*	10.000000	12.441855	24.42%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.731319	12.513765	-1.71%	0
2015	13.630211	12.731319	-6.59%	0
2014	15.266787	13.630211	-10.72%	0
2013	13.078392	15.266787	16.73%	0
2012	11.254156	13.078392	16.21%	43
2011	13.220877	11.254156	-14.88%	42
2010	12.789798	13.220877	3.37%	37
2009*	10.000000	12.789798	27.90%	39
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	11.685470	11.152868	-4.56%	0
2015	11.841188	11.685470	-1.32%	0
2014	12.594699	11.841188	-5.98%	0
2013	10.996255	12.594699	14.54%	0
2012	9.549057	10.996255	15.16%	0
2011	11.205644	9.549057	-14.78%	0
2010	9.448046	11.205644	18.60%	0
2009	7.226324	9.448046	30.74%	0
2008	13.880950	7.226324	-47.94%	0
2007	13.838405	13.880950	0.31%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	25.005713	25.319038	1.25%	0
2015	25.472734	25.005713	-1.83%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	8.645441	8.506483	-1.61%	0
2015	8.878185	8.645441	-2.62%	0
2014	9.078569	8.878185	-2.21%	0
2013	9.282843	9.078569	-2.20%	0
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
2010	9.151815	9.365725	2.34%	0
2009	8.308151	9.151815	10.15%	11
2008	9.873439	8.308151	-15.85%	33
2007	9.696717	9.873439	1.82%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	20.337167	21.718972	6.79%	0
2015	21.020485	20.337167	-3.25%	0
2014	19.591962	21.020485	7.29%	0
2013	14.647886	19.591962	33.75%	0
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
2010	12.070405	14.414301	19.42%	0
2009	9.448739	12.070405	27.75%	0
2008	16.053582	9.448739	-41.14%	0
2007	15.349909	16.053582	4.58%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	24.058317	23.349709	-2.95%	0
2015	23.874655	24.058317	0.77%	0
2014	24.067630	23.874655	-0.80%	0
2013	19.497879	24.067630	23.44%	0
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
2010	16.585920	18.653577	12.47%	0
2009	12.244855	16.585920	35.45%	0
2008	21.113690	12.244855	-42.01%	0
2007	20.479865	21.113690	3.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.257006	9.562280	3.30%	0
2015	9.767096	9.257006	-5.22%	0
2014	9.804185	9.767096	-0.38%	0
2013	10.123789	9.804185	-3.16%	0
2012*	10.000000	10.123789	1.24%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.961504	8.474714	-5.43%	0
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	18.603051	20.126805	8.19%	0
2015	18.562254	18.603051	0.22%	0
2014	17.297860	18.562254	7.31%	0
2013	13.539266	17.297860	27.76%	0
2012	11.945976	13.539266	13.34%	38
2011	12.328168	11.945976	-3.10%	42
2010	10.950074	12.328168	12.59%	42
2009	8.801629	10.950074	24.41%	42
2008	14.754961	8.801629	-40.35%	40
2007	14.577174	14.754961	1.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	25.258884	28.892886	14.39%	0
2015	27.673013	25.258884	-8.72%	0
2014	25.498415	27.673013	8.53%	0
2013	18.654335	25.498415	36.69%	0
2012	16.310770	18.654335	14.37%	0
2011	17.189343	16.310770	-5.11%	0
2010	14.370698	17.189343	19.61%	0
2009	10.801076	14.370698	33.05%	0
2008	17.925282	10.801076	-39.74%	14
2007	18.704995	17.925282	-4.17%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.819760	9.679949	9.75%	0
2015	9.992002	8.819760	-11.73%	0
2014	10.233309	9.992002	-2.36%	0
2013	10.516617	10.233309	-2.69%	0
2012*	10.000000	10.516617	5.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	9.112124	10.028052	10.05%	0
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.849984	9.852929	0.03%	0
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
2013	12.330148	11.197859	-9.18%	0
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
2010	10.760148	11.439096	6.31%	0
2009*	10.000000	10.760148	7.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.344440	10.186790	-1.52%	0
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
2013	11.183414	10.845035	-3.03%	0
2012	10.880780	11.183414	2.78%	21
2011	11.081664	10.880780	-1.81%	18
2010	10.838809	11.081664	2.24%	19
2009*	10.000000	10.838809	8.39%	14
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.011643	0.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.908150	9.880298	-0.28%	0
2015	10.159470	9.908150	-2.47%	0
2014	10.033962	10.159470	1.25%	0
2013	10.539384	10.033962	-4.80%	0
2012	9.902970	10.539384	6.43%	0
2011*	10.000000	9.902970	-0.97%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	15.862001	17.734639	11.81%	0
2015	17.647526	15.862001	-10.12%	0
2014	16.396122	17.647526	7.63%	0
2013	12.432532	16.396122	31.88%	0
2012	10.736764	12.432532	15.79%	0
2011	11.583112	10.736764	-7.31%	0
2010	10.418562	11.583112	11.18%	0
2009	8.257098	10.418562	26.18%	0
2008	13.858218	8.257098	-40.42%	0
2007	15.176246	13.858218	-8.68%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.269137	2.69%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	14.996571	14.220103	-5.18%	0
2015	15.407054	14.996571	-2.66%	0
2014	17.003468	15.407054	-9.39%	0
2013	13.658834	17.003468	24.49%	0
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
2010	13.348752	14.276238	6.95%	0
2009	11.019012	13.348752	21.14%	0
2008	20.227385	11.019012	-45.52%	0
2007	19.206311	20.227385	5.32%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.092509	25.249518	-13.21%	0
2015	26.611947	29.092509	9.32%	0
2014	20.863569	26.611947	27.55%	0
2013	14.260594	20.863569	46.30%	0
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
2010*	10.000000	10.438042	4.38%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.265872	7.356324	39.70%	0
2015	8.140753	5.265872	-35.31%	0
2014	10.353549	8.140753	-21.37%	0
2013	9.636679	10.353549	7.44%	0
2012*	10.000000	9.636679	-3.63%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.173250	7.211989	39.41%	0
2015	8.019157	5.173250	-35.49%	0
2014	10.229646	8.019157	-21.61%	0
2013	9.541964	10.229646	7.21%	0
2012*	10.000000	9.541964	-4.58%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	16.522311	16.686587	0.99%	0
2015	17.544682	16.522311	-5.83%	0
2014	16.379447	17.544682	7.11%	0
2013	12.582098	16.379447	30.18%	0
2012	11.133015	12.582098	13.02%	0
2011	12.292374	11.133015	-9.43%	0
2010	11.256649	12.292374	9.20%	0
2009	9.114440	11.256649	23.50%	0
2008	15.092693	9.114440	-39.61%	0
2007	14.124141	15.092693	6.86%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	15.073910	15.777011	4.66%	0
2015	15.316841	15.073910	-1.59%	0
2014	13.347631	15.316841	14.75%	0
2013	11.478656	13.347631	16.28%	0
2012	10.448196	11.478656	9.86%	0
2011	10.093841	10.448196	3.51%	0
2010	9.166221	10.093841	10.12%	0
2009	8.167931	9.166221	12.22%	0
2008	11.855089	8.167931	-31.10%	0
2007	11.337288	11.855089	4.57%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.196548	17.780140	-2.29%	0
2015	18.472499	18.196548	-1.49%	0
2014	18.297588	18.472499	0.96%	0
2013	13.457366	18.297588	35.97%	0
2012	11.500789	13.457366	17.01%	0
2011	12.525563	11.500789	-8.18%	0
2010*	10.000000	12.525563	25.26%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.300950	20.215442	4.74%	0
2015	20.446471	19.300950	-5.60%	0
2014	21.438217	20.446471	-4.63%	0
2013	14.680910	21.438217	46.03%	0
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0
2010	12.253392	15.099441	23.23%	0
2009	8.258690	12.253392	48.37%	0
2008	14.506107	8.258690	-43.07%	0
2007	13.115012	14.506107	10.61%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.606335	10.651755	0.43%	0
2015	11.061323	10.606335	-4.11%	0
2014	10.926177	11.061323	1.24%	0
2013	10.047648	10.926177	8.74%	0
2012*	10.000000	10.047648	0.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	18.355889	19.808526	7.91%	0
2015	18.628607	18.355889	-1.46%	0
2014	17.545076	18.628607	6.18%	0
2013	13.417858	17.545076	30.76%	0
2012	11.780826	13.417858	13.90%	0
2011	11.431740	11.780826	3.05%	0
2010	10.431715	11.431740	9.59%	0
2009	8.922211	10.431715	16.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	24.947107	30.247427	21.25%	0
2015	27.229607	24.947107	-8.38%	0
2014	25.726932	27.229607	5.84%	0
2013	19.240120	25.726932	33.72%	0
2012	16.718150	19.240120	15.09%	0
2011	18.831477	16.718150	-11.22%	0
2010	15.311951	18.831477	22.99%	0
2009	11.048257	15.311951	38.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.936072	11.091400	1.42%	0
2015	11.541832	10.936072	-5.25%	0
2014	11.500928	11.541832	0.36%	0
2013	12.935243	11.500928	-11.09%	0
2012	12.399799	12.935243	4.32%	0
2011	11.421046	12.399799	8.57%	0
2010	11.183523	11.421046	2.12%	0
2009	10.444696	11.183523	7.07%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	17.452425	19.194685	9.98%	0
2015	19.100791	17.452425	-8.63%	0
2014	17.502713	19.100791	9.13%	0
2013	13.297445	17.502713	31.62%	0
2012	11.959402	13.297445	11.19%	0
2011	11.967587	11.959402	-0.07%	0
2010	10.818814	11.967587	10.62%	0
2009	9.455636	10.818814	14.42%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	19.456527	23.198135	19.23%	0
2015	20.348797	19.456527	-4.38%	0
2014	18.019510	20.348797	12.93%	0
2013	14.278533	18.019510	26.20%	0
2012	12.646237	14.278533	12.91%	0
2011	13.127160	12.646237	-3.66%	0
2010	11.356813	13.127160	15.59%	0
2009	9.005962	11.356813	26.10%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.664562	10.897864	12.76%	0
2015*	10.000000	9.664562	-3.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.486078	13.601351	0.85%	0
2015	14.022151	13.486078	-3.82%	0
2014	14.159939	14.022151	-0.97%	0
2013	12.738832	14.159939	11.16%	0
2012	11.924891	12.738832	6.83%	0
2011	12.737670	11.924891	-6.38%	0
2010	11.945147	12.737670	6.63%	0
2009*	10.000000	11.945147	19.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.123264	10.000207	9.61%	0
2015*	10.000000	9.123264	-8.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.692328	9.648414	-0.45%	0
2015*	10.000000	9.692328	-3.08%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.287750	14.376208	27.36%	0
2015	12.421712	11.287750	-9.13%	0
2014	12.105982	12.421712	2.61%	0
2013*	10.000000	12.105982	21.06%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.204450	11.421645	11.93%	0
2015	10.774972	10.204450	-5.29%	0
2014*	10.000000	10.774972	7.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	25.457008	31.096970	22.15%	0
2015	26.828908	25.457008	-5.11%	0
2014	26.270556	26.828908	2.13%	0
2013	19.216619	26.270556	36.71%	0
2012	17.091152	19.216619	12.44%	0
2011	17.493101	17.091152	-2.30%	0
2010	14.309916	17.493101	22.24%	0
2009	11.781368	14.309916	21.46%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	18.871137	20.432548	8.27%	0
2015	19.257526	18.871137	-2.01%	0
2014	17.525788	19.257526	9.88%	0
2013	13.696965	17.525788	27.95%	0
2012	12.210229	13.696965	12.18%	0
2011	12.367268	12.210229	-1.27%	0
2010	11.114131	12.367268	11.28%	0
2009	9.076281	11.114131	22.45%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	16.628230	17.388929	4.57%	0
2015	17.593527	16.628230	-5.49%	0
2014	16.795122	17.593527	4.75%	0
2013	14.307877	16.795122	17.38%	0
2012	13.372865	14.307877	6.99%	0
2011	12.658021	13.372865	5.65%	0
2010	11.325203	12.658021	11.77%	0
2009	9.537347	11.325203	18.75%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	14.887578	16.892980	13.47%	0
2015	15.720917	14.887578	-5.30%	0
2014	15.971149	15.720917	-1.57%	0
2013	11.091185	15.971149	44.00%	0
2012	9.495479	11.091185	16.80%	0
2011	11.372495	9.495479	-16.50%	0
2010	8.948211	11.372495	27.09%	0
2009	7.323880	8.948211	22.18%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.433136	9.984909	5.85%	0
2015	9.807171	9.433136	-3.81%	0
2014*	10.000000	9.807171	-1.93%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	11.593037	10.758815	-7.20%	0
2015	12.753841	11.593037	-9.10%	0
2014	13.305082	12.753841	-4.14%	0
2013	11.794689	13.305082	12.81%	0
2012	11.035075	11.794689	6.88%	0
2011	12.020349	11.035075	-8.20%	0
2010	10.948534	12.020349	9.79%	0
2009	9.949852	10.948534	10.04%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	11.198670	11.264648	0.59%	0
2015	11.578089	11.198670	-3.28%	0
2014	11.513297	11.578089	0.56%	0
2013	11.762793	11.513297	-2.12%	0
2012	11.063601	11.762793	6.32%	0
2011	11.165039	11.063601	-0.91%	0
2010	10.613478	11.165039	5.20%	0
2009	9.092107	10.613478	16.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	12.824590	13.111783	2.24%	0
2015	13.271241	12.824590	-3.37%	0
2014	13.108541	13.271241	1.24%	0
2013	11.920013	13.108541	9.97%	0
2012	10.996754	11.920013	8.40%	0
2011	11.367225	10.996754	-3.26%	0
2010	10.396182	11.367225	9.34%	0
2009	8.633066	10.396182	20.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.306502	13.678504	2.80%	0
2015	13.760073	13.306502	-3.30%	0
2014	13.541487	13.760073	1.61%	0
2013	12.053994	13.541487	12.34%	0
2012	10.974039	12.053994	9.84%	0
2011	11.437291	10.974039	-4.05%	0
2010	10.297100	11.437291	11.07%	0
2009	8.245276	10.297100	24.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	13.875833	14.340762	3.35%	0
2015	14.359008	13.875833	-3.36%	0
2014	14.110938	14.359008	1.76%	0
2013	11.963496	14.110938	17.95%	0
2012	10.692016	11.963496	11.89%	0
2011	11.325483	10.692016	-5.59%	0
2010	10.059017	11.325483	12.59%	0
2009	7.893123	10.059017	27.44%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.326658	3.27%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.518918	14.941271	29.71%	0
2015	14.962068	11.518918	-23.01%	0
2014	17.655476	14.962068	-15.26%	0
2013	14.638652	17.655476	20.61%	0
2012	14.387979	14.638652	1.74%	0
2011	15.621597	14.387979	-7.90%	0
2010	13.494346	15.621597	15.76%	0
2009	9.412492	13.494346	43.37%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	16.778652	19.188768	14.36%	0
2015	18.035381	16.778652	-6.97%	0
2014	17.113328	18.035381	5.39%	0
2013	13.780359	17.113328	24.19%	0
2012	12.118662	13.780359	13.71%	0
2011	12.392324	12.118662	-2.21%	0
2010	11.099780	12.392324	11.64%	0
2009	8.796682	11.099780	26.18%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.144978	11.45%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	19.737859	19.282300	-2.31%	0
2015	19.004730	19.737859	3.86%	0
2014	17.621578	19.004730	7.85%	0
2013	13.336874	17.621578	32.13%	0
2012	12.000554	13.336874	11.14%	0
2011	12.355870	12.000554	-2.88%	0
2010	10.267845	12.355870	20.34%	0
2009	8.259331	10.267845	24.32%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.313537	11.484189	1.51%	0
2015	11.745278	11.313537	-3.68%	0
2014	11.446764	11.745278	2.61%	0
2013	12.031386	11.446764	-4.86%	0
2012	11.728008	12.031386	2.59%	0
2011	11.277651	11.728008	3.99%	0
2010	10.793726	11.277651	4.48%	0
2009	9.621843	10.793726	12.18%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	29.215641	31.769728	8.74%	0
2015	30.570788	29.215641	-4.43%	0
2014	29.677652	30.570788	3.01%	0
2013	22.483110	29.677652	32.00%	0
2012	20.202239	22.483110	11.29%	0
2011	23.325437	20.202239	-13.39%	0
2010	18.673602	23.325437	24.91%	0
2009	13.753810	18.673602	35.77%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	18.436690	16.968921	-7.96%	0
2015	18.372052	18.436690	0.35%	0
2014	20.622203	18.372052	-10.91%	0
2013	16.307363	20.622203	26.46%	0
2012	13.945006	16.307363	16.94%	0
2011	17.364785	13.945006	-19.69%	0
2010	15.841322	17.364785	9.62%	0
2009	12.918813	15.841322	22.62%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	22.152214	23.518107	6.17%	0
2015	23.553679	22.152214	-5.95%	0
2014	22.762183	23.553679	3.48%	0
2013	17.997234	22.762183	26.48%	0
2012	14.580256	17.997234	23.44%	0
2011	16.498413	14.580256	-11.63%	0
2010	13.441636	16.498413	22.74%	0
2009	8.804187	13.441636	52.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.381873	11.416322	9.96%	0
2015	11.394514	10.381873	-8.89%	0
2014	11.404023	11.394514	-0.08%	0
2013	9.483976	11.404023	20.25%	0
2012	8.464920	9.483976	12.04%	0
2011	8.849217	8.464920	-4.34%	0
2010	8.261511	8.849217	7.11%	0
2009	6.528761	8.261511	26.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.084632	13.387752	10.78%	0
2015	13.383363	12.084632	-9.70%	0
2014	13.168160	13.383363	1.63%	0
2013	11.895920	13.168160	10.69%	0
2012	10.870351	11.895920	9.43%	0
2011	10.927970	10.870351	-0.53%	0
2010	9.983182	10.927970	9.46%	0
2009	7.578340	9.983182	31.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	18.544451	20.907878	12.74%	0
2015	19.811233	18.544451	-6.39%	0
2014	18.756282	19.811233	5.62%	0
2013	14.886544	18.756282	25.99%	0
2012	13.687079	14.886544	8.76%	0
2011	13.290421	13.687079	2.98%	0
2010	11.339104	13.290421	17.21%	0
2009	9.946645	11.339104	14.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	22.794135	28.832064	26.49%	0
2015	25.334492	22.794135	-10.03%	0
2014	25.929887	25.334492	-2.30%	0
2013	19.590759	25.929887	32.36%	0
2012	17.034455	19.590759	15.01%	0
2011	18.218332	17.034455	-6.50%	0
2010	14.624764	18.218332	24.57%	0
2009	11.655627	14.624764	25.47%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.222913	8.241734	14.11%	0
2015	9.247957	7.222913	-21.90%	0
2014*	10.000000	9.247957	-7.52%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	16.084719	16.748849	4.13%	0
2015	17.706473	16.084719	-9.16%	0
2014	20.509280	17.706473	-13.67%	0
2013	17.167175	20.509280	19.47%	0
2012	14.946711	17.167175	14.86%	0
2011	17.215457	14.946711	-13.18%	0
2010	16.345908	17.215457	5.32%	0
2009	12.277487	16.345908	33.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.196152	9.197329	0.01%	0
2015	9.891841	9.196152	-7.03%	0
2014*	10.000000	9.891841	-1.08%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.312188	10.453696	1.37%	0
2015	11.270417	10.312188	-8.50%	0
2014	11.160699	11.270417	0.98%	0
2013	10.115661	11.160699	10.33%	0
2012*	10.000000	10.115661	1.16%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.863589	9.536887	-3.31%	0
2015	9.968642	9.863589	-1.05%	0
2014	9.804241	9.968642	1.68%	0
2013*	10.000000	9.804241	-1.96%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.860009	13.737675	-0.88%	0
2015	13.619691	13.860009	1.76%	0
2014	12.960546	13.619691	5.09%	0
2013	9.542897	12.960546	35.81%	0
2012*	10.000000	9.542897	-4.57%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.573727	12.724891	9.95%	0
2015	12.446106	11.573727	-7.01%	0
2014	12.298480	12.446106	1.20%	0
2013	9.854172	12.298480	24.80%	0
2012*	10.000000	9.854172	-1.46%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.133931	12.833625	-2.29%	0
2015	13.379896	13.133931	-1.84%	0
2014	12.788804	13.379896	4.62%	0
2013	9.636471	12.788804	32.71%	0
2012*	10.000000	9.636471	-3.64%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	12.884716	12.196952	-5.34%	0
2015	14.470666	12.884716	-10.96%	0
2014	15.723221	14.470666	-7.97%	0
2013	12.933754	15.723221	21.57%	0
2012	11.171710	12.933754	15.77%	0
2011	12.391829	11.171710	-9.85%	0
2010	11.736860	12.391829	5.58%	0
2009*	10.000000	11.736860	17.37%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.330624	11.661776	12.89%	0
2015	11.373597	10.330624	-9.17%	0
2014	11.488410	11.373597	-1.00%	0
2013	10.701726	11.488410	7.35%	0
2012*	10.000000	10.701726	7.02%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.063433	12.437322	3.10%	0
2015	13.179193	12.063433	-8.47%	0
2014	12.576162	13.179193	4.80%	0
2013	9.962370	12.576162	26.24%	0
2012*	10.000000	9.962370	-0.38%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	18.515978	18.767521	1.36%	0
2015	18.981274	18.515978	-2.45%	0
2014	18.050970	18.981274	5.15%	0
2013	15.509102	18.050970	16.39%	0
2012	14.081712	15.509102	10.14%	0
2011	14.300124	14.081712	-1.53%	0
2010	13.613999	14.300124	5.04%	0
2009	11.158570	13.613999	22.00%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.683067	9.616868	-0.68%	0
2015*	10.000000	9.683067	-3.17%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	25.621949	25.377233	-0.96%	0
2015	23.560979	25.621949	8.75%	0
2014	22.358839	23.560979	5.38%	0
2013	17.583572	22.358839	27.16%	0
2012	14.613793	17.583572	20.32%	0
2011	16.163735	14.613793	-9.59%	0
2010	15.625200	16.163735	3.45%	0
2009	11.014897	15.625200	41.86%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	13.998188	15.484318	10.62%	0
2015	13.769177	13.998188	1.66%	0
2014	12.961465	13.769177	6.23%	0
2013	9.854009	12.961465	31.53%	0
2012*	10.000000	9.854009	-1.46%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	20.934619	18.975150	-9.36%	0
2015	23.629732	20.934619	-11.41%	0
2014	27.672179	23.629732	-14.61%	0
2013	24.924190	27.672179	11.03%	0
2012	22.669316	24.924190	9.95%	0
2011	34.486224	22.669316	-34.27%	0
2010	28.393303	34.486224	21.46%	0
2009	16.320779	28.393303	73.97%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.264344	8.524629	17.35%	0
2015	9.353698	7.264344	-22.34%	0
2014*	10.000000	9.353698	-6.46%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.870473	-1.30%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.862540	12.539476	5.71%	0
2015	12.478367	11.862540	-4.94%	0
2014	13.885236	12.478367	-10.13%	0
2013	10.120669	13.885236	37.20%	0
2012*	10.000000	10.120669	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	21.221965	23.459287	10.54%	0
2015	22.050521	21.221965	-3.76%	0
2014	20.596062	22.050521	7.06%	0
2013	15.634583	20.596062	31.73%	0
2012	13.888456	15.634583	12.57%	0
2011	14.362053	13.888456	-3.30%	0
2010	13.292178	14.362053	8.05%	0
2009	11.173515	13.292178	18.96%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.386342	14.514435	0.89%	0
2015	13.928054	14.386342	3.29%	0
2014	14.176074	13.928054	-1.75%	0
2013	11.432369	14.176074	24.00%	0
2012	10.151258	11.432369	12.62%	0
2011	10.637566	10.151258	-4.57%	0
2010*	10.000000	10.637566	6.38%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.622014	9.894679	2.83%	0
2015*	10.000000	9.622014	-3.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	10.664626	10.968717	2.85%	0
2015	11.069639	10.664626	-3.66%	0
2014	10.592940	11.069639	4.50%	0
2013	10.967350	10.592940	-3.41%	0
2012	10.339372	10.967350	6.07%	0
2011	10.096278	10.339372	2.41%	0
2010	9.725393	10.096278	3.81%	0
2009	9.152130	9.725393	6.26%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	18.117402	19.465001	7.44%	0
2015	18.870811	18.117402	-3.99%	0
2014	18.878789	18.870811	-0.04%	0
2013	21.297721	18.878789	-11.36%	0
2012	18.599135	21.297721	14.51%	0
2011	17.910290	18.599135	3.85%	0
2010	16.799011	17.910290	6.62%	0
2009	13.289651	16.799011	26.41%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.139126	9.091448	11.70%	0
2015*	10.000000	8.139126	-18.61%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.200506	15.315145	7.85%	0
2015	15.745751	14.200506	-9.81%	0
2014	16.549380	15.745751	-4.86%	0
2013	12.912787	16.549380	28.16%	0
2012	10.839769	12.912787	19.12%	0
2011	11.259688	10.839769	-3.73%	0
2010*	10.000000	11.259688	12.60%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.142396	22.357603	16.80%	0
2015	20.619984	19.142396	-7.17%	0
2014	18.791711	20.619984	9.73%	0
2013	14.689994	18.791711	27.92%	0
2012	13.213193	14.689994	11.18%	0
2011	13.534200	13.213193	-2.37%	0
2010	12.311762	13.534200	9.93%	0
2009*	10.000000	12.311762	23.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.556624	13.297705	5.90%	0
2015	12.799045	12.556624	-1.89%	0
2014	12.548315	12.799045	2.00%	0
2013	10.476793	12.548315	19.77%	0
2012	9.320040	10.476793	12.41%	0
2011	9.504544	9.320040	-1.94%	2,019
2010	8.733638	9.504544	8.83%	2,047
2009	7.284269	8.733638	19.90%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.955862	9.929263	-0.27%	0
2015	10.271667	9.955862	-3.07%	0
2014	10.071563	10.271667	1.99%	0
2013	10.640922	10.071563	-5.35%	0
2012	10.435564	10.640922	1.97%	0
2011	10.159307	10.435564	2.72%	1,794
2010	9.866260	10.159307	2.97%	1,760
2009	9.055406	9.866260	8.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.012016	13.639271	-2.66%	0
2015	13.537350	14.012016	3.51%	0
2014	13.683337	13.537350	-1.07%	0
2013	10.948685	13.683337	24.98%	0
2012	9.231605	10.948685	18.60%	0
2011	10.477371	9.231605	-11.89%	0
2010	9.689505	10.477371	8.13%	0
2009	7.043393	9.689505	37.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.384511	14.182804	5.96%	0
2015	12.945167	13.384511	3.39%	0
2014	12.330279	12.945167	4.99%	0
2013	9.792270	12.330279	25.92%	0
2012	8.586035	9.792270	14.05%	0
2011	9.272117	8.586035	-7.40%	0
2010	8.074814	9.272117	14.83%	0
2009	5.989017	8.074814	34.83%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.726651	12.656625	7.93%	0
2015	11.940937	11.726651	-1.79%	0
2014	11.150775	11.940937	7.09%	0
2013	8.631907	11.150775	29.18%	0
2012	7.590534	8.631907	13.72%	0
2011	7.991427	7.590534	-5.02%	2,539
2010	7.412181	7.991427	7.81%	2,534
2009	5.837930	7.412181	26.97%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	17.730689	20.254130	14.23%	0
2015	19.523032	17.730689	-9.18%	0
2014	18.448978	19.523032	5.82%	0
2013	14.035362	18.448978	31.45%	0
2012	12.226383	14.035362	14.80%	0
2011	12.913599	12.226383	-5.32%	0
2010	11.513747	12.913599	12.16%	0
2009	9.239589	11.513747	24.61%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.210260	9.214677	0.05%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	9.498734	10.279723	8.22%	0
2015	10.096412	9.498734	-5.92%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	9.486531	10.025162	5.68%	0
2015	9.939976	9.486531	-4.56%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	14.997475	16.634052	10.91%	0
2015	15.850825	14.997475	-5.38%	0
2014	15.910070	15.850825	-0.37%	0
2013	15.295067	15.910070	4.02%	0
2012	13.744141	15.295067	11.28%	0
2011	13.626137	13.744141	0.87%	0
2010	12.395195	13.626137	9.93%	0
2009	8.738764	12.395195	41.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.368067	12.540897	10.32%	0
2015	11.842857	11.368067	-4.01%	0
2014	11.439929	11.842857	3.52%	0
2013	8.203888	11.439929	39.45%	0
2012	7.228217	8.203888	13.50%	0
2011	8.421537	7.228217	-14.17%	0
2010	7.512553	8.421537	12.10%	0
2009	5.055404	7.512553	48.60%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.185379	14.105661	6.98%	0
2015	13.629230	13.185379	-3.26%	0
2014	12.694842	13.629230	7.36%	0
2013	9.431110	12.694842	34.61%	0
2012	8.716239	9.431110	8.20%	0
2011	9.274324	8.716239	-6.02%	0
2010	7.725807	9.274324	20.04%	0
2009	6.058092	7.725807	27.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.029693	11.612493	5.28%	0
2015	11.555999	11.029693	-4.55%	0
2014	11.383153	11.555999	1.52%	0
2013	9.049531	11.383153	25.79%	0
2012	8.020096	9.049531	12.84%	0
2011	8.817387	8.020096	-9.04%	0
2010	7.895062	8.817387	11.68%	0
2009	6.290186	7.895062	25.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	10.976680	11.316129	3.09%	0
2015	11.419706	10.976680	-3.88%	0
2014	11.270381	11.419706	1.32%	0
2013	10.117925	11.270381	11.39%	0
2012	9.378138	10.117925	7.89%	0
2011	9.784267	9.378138	-4.15%	3,342
2010	9.121905	9.784267	7.26%	3,345
2009	7.836226	9.121905	16.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.155785	11.632303	4.27%	0
2015	11.637731	11.155785	-4.14%	0
2014	11.441685	11.637731	1.71%	0
2013	9.713521	11.441685	17.79%	0
2012	8.798734	9.713521	10.40%	0
2011	9.379731	8.798734	-6.19%	0
2010	8.590439	9.379731	9.19%	0
2009	7.121572	8.590439	20.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.382498	10.552724	1.64%	0
2015	10.766117	10.382498	-3.56%	0
2014	10.724143	10.766117	0.39%	0
2013	10.519815	10.724143	1.94%	0
2012	10.073777	10.519815	4.43%	0
2011	10.224311	10.073777	-1.47%	0
2010	9.854041	10.224311	3.76%	0
2009	8.974545	9.854041	9.80%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.894577	10.147543	2.56%	0
2015	10.641867	9.894577	-7.02%	0
2014	10.711962	10.641867	-0.65%	0
2013*	10.000000	10.711962	7.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.838725	10.152949	3.19%	0
2015	10.646625	9.838725	-7.59%	0
2014	10.849038	10.646625	-1.87%	0
2013*	10.000000	10.849038	8.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.092181	11.503205	3.71%	0
2015	11.540629	11.092181	-3.89%	0
2014	11.360036	11.540629	1.59%	0
2013	9.925920	11.360036	14.45%	0
2012	9.092978	9.925920	9.16%	0
2011	9.582699	9.092978	-5.11%	0
2010	8.856586	9.582699	8.20%	0
2009	7.475662	8.856586	18.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.075255	11.577342	4.53%	0
2015	11.574734	11.075255	-4.32%	0
2014	11.394513	11.574734	1.58%	0
2013	9.437511	11.394513	20.74%	0
2012	8.478356	9.437511	11.31%	0
2011	9.154258	8.478356	-7.38%	0
2010	8.315694	9.154258	10.08%	0
2009	6.762303	8.315694	22.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	10.819399	11.142382	2.99%	0
2015	11.256742	10.819399	-3.89%	0
2014	11.132523	11.256742	1.12%	0
2013	10.301326	11.132523	8.07%	0
2012	9.636400	10.301326	6.90%	0
2011	9.945350	9.636400	-3.11%	0
2010	9.388825	9.945350	5.93%	0
2009	8.212251	9.388825	14.33%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.689550	10.905574	2.02%	0
2015	11.100905	10.689550	-3.71%	0
2014	10.915807	11.100905	1.70%	0
2013	11.480446	10.915807	-4.92%	0
2012	10.995300	11.480446	4.41%	0
2011	10.652381	10.995300	3.22%	0
2010	10.268796	10.652381	3.74%	0
2009	9.733732	10.268796	5.50%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.626232	11.672606	0.40%	0
2015	12.029540	11.626232	-3.35%	0
2014	11.806084	12.029540	1.89%	0
2013	12.406648	11.806084	-4.84%	0
2012	11.922848	12.406648	4.06%	0
2011	11.571816	11.922848	3.03%	0
2010	11.017256	11.571816	5.03%	0
2009	9.739499	11.017256	13.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	20.059660	20.947168	4.42%	0
2015	24.650136	20.059660	-18.62%	0
2014	26.915950	24.650136	-8.42%	0
2013	27.587348	26.915950	-2.43%	0
2012	24.274228	27.587348	13.65%	0
2011	32.279918	24.274228	-24.80%	0
2010	28.664509	32.279918	12.61%	0
2009	18.091475	28.664509	58.44%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	10.570630	10.346349	-2.12%	0
2015	10.892598	10.570630	-2.96%	0
2014	10.722229	10.892598	1.59%	0
2013	11.503350	10.722229	-6.79%	0
2012	11.490431	11.503350	0.11%	0
2011	11.026530	11.490431	4.21%	0
2010	10.832002	11.026530	1.80%	0
2009	10.857829	10.832002	-0.24%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.011938	7.784809	-2.83%	0
2015	8.246977	8.011938	-2.85%	0
2014	8.488909	8.246977	-2.85%	0
2013	8.737937	8.488909	-2.85%	0
2012	8.994979	8.737937	-2.86%	0
2011	9.258116	8.994979	-2.84%	0
2010	9.529695	9.258116	-2.85%	0
2009	9.805143	9.529695	-2.81%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.561253	7.392898	-2.23%	0
2015	8.042169	7.561253	-5.98%	0
2014	8.338150	8.042169	-3.55%	0
2013	7.300507	8.338150	14.21%	0
2012	6.522062	7.300507	11.94%	0
2011	7.459001	6.522062	-12.56%	0
2010	6.794142	7.459001	9.79%	0
2009	5.402414	6.794142	25.76%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.219598	8.027742	-2.33%	0
2015	8.579975	8.219598	-4.20%	0
2014	9.414283	8.579975	-8.86%	0
2013	8.007794	9.414283	17.56%	0
2012	6.973251	8.007794	14.84%	0
2011	8.235839	6.973251	-15.33%	0
2010	7.893256	8.235839	4.34%	0
2009	6.317471	7.893256	24.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	18.356050	19.522912	6.36%	0
2015	19.085107	18.356050	-3.82%	0
2014	18.712143	19.085107	1.99%	0
2013	15.136506	18.712143	23.62%	0
2012	13.443589	15.136506	12.59%	0
2011	14.403505	13.443589	-6.66%	0
2010	12.933625	14.403505	11.36%	0
2009	10.465793	12.933625	23.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	13.775656	14.227694	3.28%	0
2015	14.204463	13.775656	-3.02%	0
2014	13.980133	14.204463	1.60%	0
2013	12.687062	13.980133	10.19%	0
2012	11.939486	12.687062	6.26%	0
2011	12.181184	11.939486	-1.98%	2,543
2010	11.417761	12.181184	6.69%	26,819
2009*	10.000000	11.417761	14.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.679908	16.413305	4.68%	0
2015	16.226245	15.679908	-3.37%	0
2014	15.874871	16.226245	2.21%	0
2013	13.674611	15.874871	16.09%	0
2012	12.540489	13.674611	9.04%	0
2011	13.029542	12.540489	-3.75%	0
2010	11.971304	13.029542	8.84%	0
2009*	10.000000	11.971304	19.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	11.420056	11.568553	1.30%	0
2015	11.724056	11.420056	-2.59%	0
2014	11.616088	11.724056	0.93%	0
2013	11.405758	11.616088	1.84%	0
2012	11.163416	11.405758	2.17%	0
2011	11.162915	11.163416	0.00%	0
2010	10.850911	11.162915	2.88%	12,608
2009	10.239026	10.850911	5.98%	13,542

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.869558	10.136389	2.70%	0
2015	10.499449	9.869558	-6.00%	0
2014	10.548432	10.499449	-0.46%	0
2013*	10.000000	10.548432	5.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.808420	10.192058	3.91%	0
2015	10.511971	9.808420	-6.69%	0
2014	10.635981	10.511971	-1.17%	0
2013*	10.000000	10.635981	6.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	15.137558	15.757884	4.10%	0
2015	15.633991	15.137558	-3.18%	0
2014	15.299921	15.633991	2.18%	0
2013	13.503367	15.299921	13.30%	0
2012	12.544168	13.503367	7.65%	0
2011	12.916590	12.544168	-2.88%	0
2010	11.987054	12.916590	7.75%	0
2009	10.356855	11.987054	15.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	17.063713	17.984906	5.40%	0
2015	17.693477	17.063713	-3.56%	0
2014	17.352389	17.693477	1.97%	0
2013	14.595190	17.352389	18.89%	0
2012	13.207012	14.595190	10.51%	0
2011	13.889053	13.207012	-4.91%	0
2010	12.670085	13.889053	9.62%	0
2009	10.484369	12.670085	20.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	13.364504	13.725186	2.70%	0
2015	13.760797	13.364504	-2.88%	0
2014	13.523549	13.760797	1.75%	0
2013	12.598066	13.523549	7.35%	0
2012	12.003465	12.598066	4.95%	0
2011	12.105103	12.003465	-0.84%	2,445
2010	11.482184	12.105103	5.43%	2,640
2009	10.316729	11.482184	11.30%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	20.895124	20.976150	0.39%	0
2015	20.518585	20.895124	1.84%	0
2014	19.454741	20.518585	5.47%	0
2013	14.693521	19.454741	32.40%	0
2012	12.772553	14.693521	15.04%	0
2011	13.482882	12.772553	-5.27%	0
2010	12.788943	13.482882	5.43%	0
2009*	10.000000	12.788943	27.89%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.374829	9.886937	5.46%	0
2015	9.871717	9.374829	-5.03%	0
2014*	10.000000	9.871717	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.793405	10.470894	6.92%	0
2015	10.066499	9.793405	-2.71%	0
2014*	10.000000	10.066499	0.66%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	24.993881	29.210711	16.87%	0
2015	26.396106	24.993881	-5.31%	0
2014	24.831290	26.396106	6.30%	0
2013	19.210569	24.831290	29.26%	0
2012	16.834002	19.210569	14.12%	0
2011	17.779287	16.834002	-5.32%	0
2010	14.500834	17.779287	22.61%	0
2009	10.914537	14.500834	32.86%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	11.832977	12.490784	5.56%	0
2015	12.542678	11.832977	-5.66%	0
2014	12.427970	12.542678	0.92%	0
2013	12.938064	12.427970	-3.94%	0
2012	11.865073	12.938064	9.04%	0
2011	11.570290	11.865073	2.55%	0
2010	10.769389	11.570290	7.44%	0
2009	8.912319	10.769389	20.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.415062	8.921328	-5.24%	0
2015	9.755189	9.415062	-3.49%	0
2014	10.179053	9.755189	-4.16%	0
2013	8.653606	10.179053	17.63%	0
2012	7.711226	8.653606	12.22%	0
2011	8.782268	7.711226	-12.20%	0
2010	7.943090	8.782268	10.56%	0
2009	6.007068	7.943090	32.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.078378	12.319618	2.00%	0
2015	13.135030	12.078378	-8.04%	0
2014	14.969125	13.135030	-12.25%	0
2013	12.728730	14.969125	17.60%	0
2012	11.194522	12.728730	13.70%	0
2011	13.785318	11.194522	-18.79%	0
2010	13.399528	13.785318	2.88%	0
2009	10.650052	13.399528	25.82%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.048294	12.929727	-0.91%	0
2015	13.023508	13.048294	0.19%	0
2014	12.170449	13.023508	7.01%	0
2013	9.319931	12.170449	30.59%	0
2012	8.260656	9.319931	12.82%	0
2011	8.786513	8.260656	-5.98%	0
2010	7.839962	8.786513	12.07%	0
2009	6.238730	7.839962	25.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.597261	13.075635	12.75%	0
2015	12.362402	11.597261	-6.19%	0
2014	11.542710	12.362402	7.10%	0
2013	8.799036	11.542710	31.18%	0
2012	7.702727	8.799036	14.23%	0
2011	8.442670	7.702727	-8.76%	0
2010	7.707736	8.442670	9.54%	0
2009	6.226947	7.707736	23.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.632486	13.016681	3.04%	0
2015	13.048257	12.632486	-3.19%	0
2014	12.949418	13.048257	0.76%	0
2013	9.616516	12.949418	34.66%	0
2012	8.634773	9.616516	11.37%	0
2011	9.301624	8.634773	-7.17%	0
2010	7.570432	9.301624	22.87%	0
2009	6.149997	7.570432	23.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	14.807531	16.917932	14.25%	0
2015	15.694895	14.807531	-5.65%	0
2014	13.805540	15.694895	13.69%	0
2013	10.473569	13.805540	31.81%	0
2012	9.266808	10.473569	13.02%	0
2011	9.764817	9.266808	-5.10%	0
2010	8.401596	9.764817	16.23%	0
2009	6.628414	8.401596	26.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	17.008560	17.856765	4.99%	0
2015	17.415366	17.008560	-2.34%	0
2014	17.482579	17.415366	-0.38%	0
2013	12.500841	17.482579	39.85%	0
2012	11.378629	12.500841	9.86%	0
2011	11.813529	11.378629	-3.68%	0
2010	9.719659	11.813529	21.54%	0
2009	7.866243	9.719659	23.56%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	23.228181	28.348782	22.04%	0
2015	25.514479	23.228181	-8.96%	0
2014	24.598809	25.514479	3.72%	0
2013	18.082524	24.598809	36.04%	0
2012	15.472463	18.082524	16.87%	0
2011	16.844115	15.472463	-8.14%	0
2010	13.708498	16.844115	22.87%	0
2009	11.211420	13.708498	22.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	22.156593	26.379979	19.06%	0
2015	23.247258	22.156593	-4.69%	0
2014	23.797052	23.247258	-2.31%	0
2013	17.427564	23.797052	36.55%	0
2012	15.569294	17.427564	11.94%	0
2011	17.012454	15.569294	-8.48%	0
2010	14.011114	17.012454	21.42%	0
2009	10.728404	14.011114	30.60%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	16.886571	18.237343	8.00%	0
2015	17.267705	16.886571	-2.21%	0
2014	15.895927	17.267705	8.63%	0
2013	12.510130	15.895927	27.06%	0
2012	11.311622	12.510130	10.60%	0
2011	11.598921	11.311622	-2.48%	0
2010	10.544580	11.598921	10.00%	0
2009	8.644671	10.544580	21.98%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.688118	12.171111	4.13%	0
2015	12.752922	11.688118	-8.35%	0
2014	10.206939	12.752922	24.94%	0
2013	10.230162	10.206939	-0.23%	0
2012	9.111237	10.230162	12.28%	0
2011	8.835540	9.111237	3.12%	0
2010	7.005311	8.835540	26.13%	0
2009	5.525070	7.005311	26.79%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.470660	13.497055	8.23%	0
2015	12.716613	12.470660	-1.93%	0
2014	11.575821	12.716613	9.85%	0
2013*	10.000000	11.575821	15.76%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.188161	9.149437	-0.42%	0
2015	9.490082	9.188161	-3.18%	0
2014	9.720476	9.490082	-2.37%	0
2013	9.995108	9.720476	-2.75%	0
2012	9.938892	9.995108	0.57%	0
2011	10.098578	9.938892	-1.58%	0
2010	10.149224	10.098578	-0.50%	0
2009	9.753488	10.149224	4.06%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.673749	13.709203	17.44%	0
2015	12.633032	11.673749	-7.59%	0
2014	12.437573	12.633032	1.57%	0
2013*	10.000000	12.437573	24.38%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.687711	12.464500	-1.76%	0
2015	13.590517	12.687711	-6.64%	0
2014	15.230165	13.590517	-10.77%	0
2013	13.053727	15.230165	16.67%	0
2012	11.238732	13.053727	16.15%	0
2011	13.209555	11.238732	-14.92%	0
2010	12.785410	13.209555	3.32%	0
2009*	10.000000	12.785410	27.85%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	11.621463	11.086092	-4.61%	0
2015	11.782401	11.621463	-1.37%	0
2014	12.538631	11.782401	-6.03%	0
2013	10.952932	12.538631	14.48%	0
2012	9.516343	10.952932	15.10%	0
2011	11.172997	9.516343	-14.83%	0
2010	9.425367	11.172997	18.54%	0
2009	7.212692	9.425367	30.68%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	24.839027	25.137361	1.20%	0
2015	25.315966	24.839027	-1.88%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	8.589317	8.446932	-1.66%	0
2015	8.825082	8.589317	-2.67%	0
2014	9.028901	8.825082	-2.26%	0
2013	9.236800	9.028901	-2.25%	0
2012	9.089877	9.236800	1.62%	0
2011	9.328868	9.089877	-2.56%	0
2010	9.120481	9.328868	2.28%	0
2009	8.283961	9.120481	10.10%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	20.204983	21.566729	6.74%	0
2015	20.894608	20.204983	-3.30%	0
2014	19.484658	20.894608	7.24%	0
2013	14.575147	19.484658	33.68%	0
2012	13.519376	14.575147	7.81%	0
2011	14.357483	13.519376	-5.84%	0
2010	12.029013	14.357483	19.36%	0
2009	9.421190	12.029013	27.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	23.901995	23.186096	-3.00%	0
2015	23.731736	23.901995	0.72%	0
2014	23.935879	23.731736	-0.85%	0
2013	19.401111	23.935879	23.37%	0
2012	16.512096	19.401111	17.50%	0
2011	18.580115	16.512096	-11.13%	0
2010	16.529090	18.580115	12.41%	0
2009	12.209181	16.529090	35.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.241879	9.541758	3.24%	0
2015	9.756156	9.241879	-5.27%	0
2014	9.798241	9.756156	-0.43%	0
2013	10.122851	9.798241	-3.21%	0
2012*	10.000000	10.122851	1.23%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.953816	8.463102	-5.48%	0
2015	8.938890	8.953816	0.17%	0
2014*	10.000000	8.938890	-10.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	18.482182	19.985789	8.14%	0
2015	18.451138	18.482182	0.17%	0
2014	17.203163	18.451138	7.25%	0
2013	13.472080	17.203163	27.69%	0
2012	11.892824	13.472080	13.28%	0
2011	12.279621	11.892824	-3.15%	0
2010	10.912562	12.279621	12.53%	0
2009	8.775989	10.912562	24.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	25.094807	28.690481	14.33%	0
2015	27.507402	25.094807	-8.77%	0
2014	25.358854	27.507402	8.47%	0
2013	18.561774	25.358854	36.62%	0
2012	16.238212	18.561774	14.31%	0
2011	17.121673	16.238212	-5.16%	0
2010	14.321482	17.121673	19.55%	0
2009	10.769625	14.321482	32.98%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.803140	9.656765	9.70%	0
2015	9.978300	8.803140	-11.78%	0
2014	10.224540	9.978300	-2.41%	0
2013	10.513011	10.224540	-2.74%	0
2012*	10.000000	10.513011	5.13%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	9.104290	10.014292	10.00%	0
2015	9.598402	9.104290	-5.15%	0
2014*	10.000000	9.598402	-4.02%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.816262	9.814159	-0.02%	0
2015	10.885287	9.816262	-9.82%	0
2014	11.170993	10.885287	-2.56%	0
2013	12.306906	11.170993	-9.23%	0
2012	12.039000	12.306906	2.23%	0
2011	11.429278	12.039000	5.33%	0
2010	10.756447	11.429278	6.26%	0
2009*	10.000000	10.756447	7.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.308990	10.146695	-1.57%	0
2015	10.589308	10.308990	-2.65%	0
2014	10.818999	10.589308	-2.12%	0
2013	11.162314	10.818999	-3.08%	0
2012	10.865860	11.162314	2.73%	0
2011	11.072153	10.865860	-1.86%	0
2010	10.835080	11.072153	2.19%	0
2009*	10.000000	10.835080	8.35%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.008195	0.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.884384	9.851549	-0.33%	0
2015	10.140324	9.884384	-2.52%	0
2014	10.020203	10.140324	1.20%	0
2013	10.530350	10.020203	-4.84%	0
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	15.758967	17.610413	11.75%	0
2015	17.541918	15.758967	-10.16%	0
2014	16.306386	17.541918	7.58%	0
2013	12.370843	16.306386	31.81%	0
2012	10.688998	12.370843	15.73%	0
2011	11.537501	10.688998	-7.35%	0
2010	10.382869	11.537501	11.12%	0
2009	8.233038	10.382869	26.11%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.266713	2.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	14.899111	14.120435	-5.23%	0
2015	15.314807	14.899111	-2.71%	0
2014	16.910368	15.314807	-9.44%	0
2013	13.591033	16.910368	24.42%	0
2012	11.475586	13.591033	18.43%	0
2011	14.220012	11.475586	-19.30%	0
2010	13.303007	14.220012	6.89%	0
2009	10.986909	13.303007	21.08%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.007904	25.163170	-13.25%	0
2015	26.548200	29.007904	9.27%	0
2014	20.824299	26.548200	27.49%	0
2013	14.241065	20.824299	46.23%	0
2012	11.190607	14.241065	27.26%	0
2011	10.434476	11.190607	7.25%	0
2010*	10.000000	10.434476	4.34%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.255927	7.338663	39.63%	0
2015	8.129553	5.255927	-35.35%	0
2014	10.344643	8.129553	-21.41%	0
2013	9.633358	10.344643	7.38%	0
2012*	10.000000	9.633358	-3.67%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.163492	7.194689	39.34%	0
2015	8.008162	5.163492	-35.52%	0
2014	10.220889	8.008162	-21.65%	0
2013	9.538688	10.220889	7.15%	0
2012*	10.000000	9.538688	-4.61%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	16.417376	16.572098	0.94%	0
2015	17.442247	16.417376	-5.88%	0
2014	16.292193	17.442247	7.06%	0
2013	12.521507	16.292193	30.11%	0
2012	11.085121	12.521507	12.96%	0
2011	12.245778	11.085121	-9.48%	0
2010	11.219758	12.245778	9.14%	0
2009	9.089239	11.219758	23.44%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	14.987850	15.678890	4.61%	0
2015	15.237231	14.987850	-1.64%	0
2014	13.285090	15.237231	14.69%	0
2013	11.430761	13.285090	16.22%	0
2012	10.409967	11.430761	9.81%	0
2011	10.062069	10.409967	3.46%	0
2010	9.142071	10.062069	10.06%	0
2009	8.150610	9.142071	12.16%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.145519	17.721187	-2.34%	0
2015	18.430186	18.145519	-1.54%	0
2014	18.265071	18.430186	0.90%	0
2013	13.440356	18.265071	35.90%	0
2012	11.492170	13.440356	16.95%	0
2011	12.522599	11.492170	-8.23%	0
2010*	10.000000	12.522599	25.23%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.190756	20.089717	4.68%	0
2015	20.340202	19.190756	-5.65%	0
2014	21.337778	20.340202	-4.68%	0
2013	14.619644	21.337778	45.95%	0
2012	13.951489	14.619644	4.79%	0
2011	15.051928	13.951489	-7.31%	0
2010	12.221115	15.051928	23.16%	0
2009	8.241170	12.221115	48.29%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.586327	10.626208	0.38%	0
2015	11.046149	10.586327	-4.16%	0
2014	10.916804	11.046149	1.18%	0
2013	10.044197	10.916804	8.69%	0
2012*	10.000000	10.044197	0.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	18.236531	19.669634	7.86%	0
2015	18.517008	18.236531	-1.51%	0
2014	17.448954	18.517008	6.12%	0
2013	13.351209	17.448954	30.69%	0
2012	11.728373	13.351209	13.84%	0
2011	11.386684	11.728373	3.00%	0
2010	10.395946	11.386684	9.53%	0
2009	8.896206	10.395946	16.86%	0
2008	15.449745	8.896206	-42.42%	0
2007	15.176090	15.449745	1.80%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	24.784955	30.035415	21.18%	0
2015	27.066547	24.784955	-8.43%	0
2014	25.586046	27.066547	5.79%	0
2013	19.144599	25.586046	33.65%	0
2012	16.643736	19.144599	15.03%	0
2011	18.757291	16.643736	-11.27%	0
2010	15.259470	18.757291	22.92%	0
2009	11.016063	15.259470	38.52%	0
2008	17.658212	11.016063	-37.62%	0
2007	17.914891	17.658212	-1.43%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.863133	11.011771	1.37%	0
2015	11.470761	10.863133	-5.30%	0
2014	11.435992	11.470761	0.30%	0
2013	12.868816	11.435992	-11.13%	0
2012	12.342501	12.868816	4.26%	0
2011	11.374104	12.342501	8.51%	0
2010	11.143289	11.374104	2.07%	0
2009	10.412481	11.143289	7.02%	0
2008	10.896571	10.412481	-4.44%	0
2007	10.250604	10.896571	6.30%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	17.338979	19.060116	9.93%	0
2015	18.986406	17.338979	-8.68%	0
2014	17.406865	18.986406	9.07%	0
2013	13.231431	17.406865	31.56%	0
2012	11.906175	13.231431	11.13%	0
2011	11.920448	11.906175	-0.12%	0
2010	10.781746	11.920448	10.56%	0
2009	9.428092	10.781746	14.36%	0
2008	14.876804	9.428092	-36.63%	0
2007	15.390378	14.876804	-3.34%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	19.349984	23.059270	19.17%	0
2015	20.247793	19.349984	-4.43%	0
2014	17.939300	20.247793	12.87%	0
2013	14.222297	17.939300	26.14%	0
2012	12.602921	14.222297	12.85%	0
2011	13.088903	12.602921	-3.71%	0
2010	11.329542	13.088903	15.53%	0
2009	8.988963	11.329542	26.04%	0
2008	12.263533	8.988963	-26.70%	0
2007	12.945901	12.263533	-5.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.661235	10.888512	12.70%	0
2015*	10.000000	9.661235	-3.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.439852	13.547771	0.80%	0
2015	13.981281	13.439852	-3.87%	0
2014	14.125939	13.981281	-1.02%	0
2013	12.714791	14.125939	11.10%	0
2012	11.908531	12.714791	6.77%	0
2011	12.726738	11.908531	-6.43%	0
2010	11.941037	12.726738	6.58%	0
2009*	10.000000	11.941037	19.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.120128	9.991647	9.56%	0
2015*	10.000000	9.120128	-8.80%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.689004	9.640147	-0.50%	0
2015*	10.000000	9.689004	-3.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.272246	14.349108	27.30%	0
2015	12.411042	11.272246	-9.18%	0
2014	12.101825	12.411042	2.56%	0
2013*	10.000000	12.101825	21.02%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.195696	11.405999	11.87%	0
2015	10.771275	10.195696	-5.34%	0
2014*	10.000000	10.771275	7.71%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	25.291478	30.878910	22.09%	0
2015	26.668193	25.291478	-5.16%	0
2014	26.126626	26.668193	2.07%	0
2013	19.121166	26.126626	36.64%	0
2012	17.015036	19.121166	12.38%	0
2011	17.424146	17.015036	-2.35%	0
2010	14.260849	17.424146	22.18%	0
2009	11.747014	14.260849	21.40%	0
2008	17.512361	11.747014	-32.92%	0
2007	18.157352	17.512361	-3.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	18.748477	20.289329	8.22%	0
2015	19.142200	18.748477	-2.06%	0
2014	17.429806	19.142200	9.82%	0
2013	13.628958	17.429806	27.89%	0
2012	12.155873	13.628958	12.12%	0
2011	12.318544	12.155873	-1.32%	0
2010	11.076029	12.318544	11.22%	0
2009	9.049825	11.076029	22.39%	0
2008	14.870437	9.049825	-39.14%	0
2007	14.588820	14.870437	1.93%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	16.520152	17.267052	4.52%	0
2015	17.488176	16.520152	-5.54%	0
2014	16.703144	17.488176	4.70%	0
2013	14.236845	16.703144	17.32%	0
2012	13.313342	14.236845	6.94%	0
2011	12.608154	13.313342	5.59%	0
2010	11.286384	12.608154	11.71%	0
2009	9.509555	11.286384	18.68%	0
2008	13.936072	9.509555	-31.76%	0
2007	13.434090	13.936072	3.74%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	14.790835	16.774583	13.41%	0
2015	15.626796	14.790835	-5.35%	0
2014	15.883708	15.626796	-1.62%	0
2013	11.036136	15.883708	43.92%	0
2012	9.453225	11.036136	16.74%	0
2011	11.327720	9.453225	-16.55%	0
2010	8.917564	11.327720	27.03%	0
2009	7.302543	8.917564	22.12%	0
2008	12.086400	7.302543	-39.58%	0
2007	14.032413	12.086400	-13.87%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.425027	9.971194	5.79%	0
2015	9.803787	9.425027	-3.86%	0
2014*	10.000000	9.803787	-1.96%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	11.517688	10.683413	-7.24%	0
2015	12.677489	11.517688	-9.15%	0
2014	13.232249	12.677489	-4.19%	0
2013	11.736166	13.232249	12.75%	0
2012	10.985992	11.736166	6.83%	0
2011	11.973018	10.985992	-8.24%	0
2010	10.911031	11.973018	9.73%	0
2009	9.920870	10.911031	9.98%	0
2008	14.527619	9.920870	-31.71%	0
2007	13.647992	14.527619	6.45%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	11.125890	11.185693	0.54%	0
2015	11.508766	11.125890	-3.33%	0
2014	11.450255	11.508766	0.51%	0
2013	11.704401	11.450255	-2.17%	0
2012	11.014368	11.704401	6.26%	0
2011	11.121056	11.014368	-0.96%	0
2010	10.577112	11.121056	5.14%	0
2009	9.065616	10.577112	16.67%	0
2008	10.099163	9.065616	-10.23%	0
2007	9.893854	10.099163	2.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	12.754364	13.033297	2.19%	0
2015	13.205357	12.754364	-3.42%	0
2014	13.050190	13.205357	1.19%	0
2013	11.873050	13.050190	9.91%	0
2012	10.959078	11.873050	8.34%	0
2011	11.334103	10.959078	-3.31%	0
2010	10.371236	11.334103	9.28%	0
2009	8.616782	10.371236	20.36%	0
2008	11.859198	8.616782	-27.34%	0
2007	11.266401	11.859198	5.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.233627	13.596606	2.74%	0
2015	13.691759	13.233627	-3.35%	0
2014	13.481194	13.691759	1.56%	0
2013	12.006485	13.481194	12.28%	0
2012	10.936430	12.006485	9.78%	0
2011	11.403955	10.936430	-4.10%	0
2010	10.272375	11.403955	11.02%	0
2009	8.229718	10.272375	24.82%	0
2008	12.613068	8.229718	-34.75%	0
2007	11.814257	12.613068	6.76%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	13.799847	14.254902	3.30%	0
2015	14.287732	13.799847	-3.41%	0
2014	14.048125	14.287732	1.71%	0
2013	11.916377	14.048125	17.89%	0
2012	10.655403	11.916377	11.83%	0
2011	11.292507	10.655403	-5.64%	0
2010	10.034897	11.292507	12.53%	0
2009	7.878248	10.034897	27.37%	0
2008	13.123546	7.878248	-39.97%	0
2007	12.169241	13.123546	7.84%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.323149	3.23%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.455795	14.851752	29.64%	0
2015	14.887763	11.455795	-23.05%	0
2014	17.576855	14.887763	-15.30%	0
2013	14.580958	17.576855	20.55%	0
2012	14.338674	14.580958	1.69%	0
2011	15.576066	14.338674	-7.94%	0
2010	13.461950	15.576066	15.70%	0
2009	9.394740	13.461950	43.29%	0
2008	21.222148	9.394740	-55.73%	0
2007	15.008928	21.222148	41.40%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	16.669545	19.054206	14.31%	0
2015	17.927334	16.669545	-7.02%	0
2014	17.019575	17.927334	5.33%	0
2013	13.711921	17.019575	24.12%	0
2012	12.064710	13.711921	13.65%	0
2011	12.343491	12.064710	-2.26%	0
2010	11.061725	12.343491	11.59%	0
2009	8.771043	11.061725	26.12%	0
2008	15.796657	8.771043	-44.48%	0
2007	16.066649	15.796657	-1.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.141190	11.41%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	19.609590	19.147151	-2.36%	0
2015	18.890945	19.609590	3.80%	0
2014	17.525097	18.890945	7.79%	0
2013	13.270668	17.525097	32.06%	0
2012	11.947152	13.270668	11.08%	0
2011	12.307210	11.947152	-2.93%	0
2010	10.232672	12.307210	20.27%	0
2009	8.235273	10.232672	24.25%	0
2008	16.097330	8.235273	-48.84%	0
2007	13.090608	16.097330	22.97%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.240017	11.403705	1.46%	0
2015	11.674952	11.240017	-3.73%	0
2014	11.384083	11.674952	2.56%	0
2013	11.971675	11.384083	-4.91%	0
2012	11.675825	11.971675	2.53%	0
2011	11.233246	11.675825	3.94%	0
2010	10.756766	11.233246	4.43%	0
2009	9.593839	10.756766	12.12%	0
2008	10.234658	9.593839	-6.26%	0
2007	10.128315	10.234658	1.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	29.025699	31.546969	8.69%	0
2015	30.387682	29.025699	-4.48%	0
2014	29.515091	30.387682	2.96%	0
2013	22.371455	29.515091	31.93%	0
2012	20.112296	22.371455	11.23%	0
2011	23.233538	20.112296	-13.43%	0
2010	18.609600	23.233538	24.85%	0
2009	13.713726	18.609600	35.70%	0
2008	23.387002	13.713726	-41.36%	0
2007	20.885751	23.387002	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	18.316856	16.849957	-8.01%	0
2015	18.262029	18.316856	0.30%	0
2014	20.509265	18.262029	-10.96%	0
2013	16.226398	20.509265	26.39%	0
2012	13.882929	16.226398	16.88%	0
2011	17.296388	13.882929	-19.74%	0
2010	15.787038	17.296388	9.56%	0
2009	12.881170	15.787038	22.56%	0
2008	23.673771	12.881170	-45.59%	0
2007	20.832105	23.673771	13.64%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	22.008245	23.353271	6.11%	0
2015	23.412651	22.008245	-6.00%	0
2014	22.637550	23.412651	3.42%	0
2013	17.907904	22.637550	26.41%	0
2012	14.515358	17.907904	23.37%	0
2011	16.433430	14.515358	-11.67%	0
2010	13.395579	16.433430	22.68%	0
2009	8.778535	13.395579	52.59%	0
2008	18.560573	8.778535	-52.70%	0
2007	18.131407	18.560573	2.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.341001	11.365542	9.91%	0
2015	11.355492	10.341001	-8.93%	0
2014	11.370820	11.355492	-0.13%	0
2013	9.461234	11.370820	20.18%	0
2012	8.448986	9.461234	11.98%	0
2011	8.837094	8.448986	-4.39%	0
2010	8.254428	8.837094	7.06%	0
2009	6.526519	8.254428	26.48%	0
2008*	10.000000	6.526519	-34.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.024634	13.314457	10.73%	0
2015	13.323774	12.024634	-9.75%	0
2014	13.116286	13.323774	1.58%	0
2013	11.855154	13.116286	10.64%	0
2012	10.838691	11.855154	9.38%	0
2011	10.901735	10.838691	-0.58%	0
2010	9.964344	10.901735	9.41%	0
2009	7.567928	9.964344	31.67%	0
2008	11.080202	7.567928	-31.70%	0
2007	10.999677	11.080202	0.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	18.423944	20.761362	12.69%	0
2015	19.692633	18.423944	-6.44%	0
2014	18.653597	19.692633	5.57%	0
2013	14.812665	18.653597	25.93%	0
2012	13.626182	14.812665	8.71%	0
2011	13.238069	13.626182	2.93%	0
2010	11.300247	13.238069	17.15%	0
2009	9.917662	11.300247	13.94%	0
2008	14.011474	9.917662	-29.22%	0
2007	14.830946	14.011474	-5.53%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	22.645887	28.629837	26.42%	0
2015	25.182692	22.645887	-10.07%	0
2014	25.787792	25.182692	-2.35%	0
2013	19.493418	25.787792	32.29%	0
2012	16.958567	19.493418	14.95%	0
2011	18.146501	16.958567	-6.55%	0
2010	14.574602	18.146501	24.51%	0
2009	11.621645	14.574602	25.41%	0
2008	17.869494	11.621645	-34.96%	0
2007	18.855057	17.869494	-5.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.216688	8.230411	14.05%	0
2015	9.244750	7.216688	-21.94%	0
2014*	10.000000	9.244750	-7.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	15.980158	16.631423	4.08%	0
2015	17.600451	15.980158	-9.21%	0
2014	20.396982	17.600451	-13.71%	0
2013	17.081961	20.396982	19.41%	0
2012	14.880195	17.081961	14.80%	0
2011	17.147676	14.880195	-13.22%	0
2010	16.289925	17.147676	5.27%	0
2009	12.241734	16.289925	33.07%	0
2008	21.146720	12.241734	-42.11%	0
2007	18.865540	21.146720	12.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.188238	9.184705	-0.04%	0
2015	9.888424	9.188238	-7.08%	0
2014*	10.000000	9.888424	-1.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.292750	10.428639	1.32%	0
2015	11.254954	10.292750	-8.55%	0
2014	11.151133	11.254954	0.93%	0
2013	10.112190	11.151133	10.27%	0
2012*	10.000000	10.112190	1.12%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.850038	9.518896	-3.36%	0
2015	9.960074	9.850038	-1.10%	0
2014	9.800859	9.960074	1.62%	0
2013*	10.000000	9.800859	-1.99%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.833785	13.704652	-0.93%	0
2015	13.600931	13.833785	1.71%	0
2014	12.949366	13.600931	5.03%	0
2013	9.539564	12.949366	35.74%	0
2012*	10.000000	9.539564	-4.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.551886	12.694365	9.89%	0
2015	12.429012	11.551886	-7.06%	0
2014	12.287922	12.429012	1.15%	0
2013	9.850780	12.287922	24.74%	0
2012*	10.000000	9.850780	-1.49%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.109072	12.802754	-2.34%	0
2015	13.361454	13.109072	-1.89%	0
2014	12.777766	13.361454	4.57%	0
2013	9.633106	12.777766	32.64%	0
2012*	10.000000	9.633106	-3.67%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	12.840543	12.148898	-5.39%	0
2015	14.428487	12.840543	-11.01%	0
2014	15.685468	14.428487	-8.01%	0
2013	12.909343	15.685468	21.50%	0
2012	11.156383	12.909343	15.71%	0
2011	12.381207	11.156383	-9.89%	0
2010	11.732834	12.381207	5.53%	0
2009*	10.000000	11.732834	17.33%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.311136	11.633801	12.83%	0
2015	11.357994	10.311136	-9.22%	0
2014	11.478556	11.357994	-1.05%	0
2013	10.698059	11.478556	7.30%	0
2012*	10.000000	10.698059	6.98%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.040699	12.407502	3.05%	0
2015	13.161138	12.040699	-8.51%	0
2014	12.565398	13.161138	4.74%	0
2013	9.958961	12.565398	26.17%	0
2012*	10.000000	9.958961	-0.41%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	18.395582	18.635914	1.31%	0
2015	18.867567	18.395582	-2.50%	0
2014	17.952076	18.867567	5.10%	0
2013	15.432076	17.952076	16.33%	0
2012	14.019004	15.432076	10.08%	0
2011	14.243755	14.019004	-1.58%	0
2010	13.567318	14.243755	4.99%	0
2009	11.126039	13.567318	21.94%	0
2008	13.650885	11.126039	-18.50%	0
2007	12.749207	13.650885	7.07%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.679740	9.608628	-0.73%	0
2015*	10.000000	9.679740	-3.20%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	25.455439	25.199374	-1.01%	0
2015	23.419913	25.455439	8.69%	0
2014	22.236425	23.419913	5.32%	0
2013	17.496299	22.236425	27.09%	0
2012	14.548767	17.496299	20.26%	0
2011	16.100090	14.548767	-9.64%	0
2010	15.571687	16.100090	3.39%	0
2009	10.982818	15.571687	41.78%	0
2008	20.311904	10.982818	-45.93%	0
2007	15.312013	20.311904	32.65%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	13.971707	15.447100	10.56%	0
2015	13.750210	13.971707	1.61%	0
2014	12.950277	13.750210	6.18%	0
2013	9.850573	12.950277	31.47%	0
2012*	10.000000	9.850573	-1.49%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	20.798527	18.842120	-9.41%	0
2015	23.488230	20.798527	-11.45%	0
2014	27.520647	23.488230	-14.65%	0
2013	24.800460	27.520647	10.97%	0
2012	22.568426	24.800460	9.89%	0
2011	34.350421	22.568426	-34.30%	0
2010	28.296028	34.350421	21.40%	0
2009	16.273235	28.296028	73.88%	0
2008	35.085929	16.273235	-53.62%	0
2007	28.229503	35.085929	24.29%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.258100	8.512932	17.29%	0
2015	9.350477	7.258100	-22.38%	0
2014*	10.000000	9.350477	-6.50%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.867112	-1.33%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.840151	12.509386	5.65%	0
2015	12.461238	11.840151	-4.98%	0
2014	13.873327	12.461238	-10.18%	0
2013	10.117195	13.873327	37.13%	0
2012*	10.000000	10.117195	1.17%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	21.084033	23.294859	10.49%	0
2015	21.918476	21.084033	-3.81%	0
2014	20.483269	21.918476	7.01%	0
2013	15.556961	20.483269	31.67%	0
2012	13.826635	15.556961	12.51%	0
2011	14.305464	13.826635	-3.35%	0
2010	13.246626	14.305464	7.99%	0
2009	11.140961	13.246626	18.90%	0
2008	17.060349	11.140961	-34.70%	0
2007	16.332392	17.060349	4.46%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.344457	14.464760	0.84%	0
2015	13.894660	14.344457	3.24%	0
2014	14.149367	13.894660	-1.80%	0
2013	11.416695	14.149367	23.94%	0
2012	10.142571	11.416695	12.56%	0
2011	10.633931	10.142571	-4.62%	0
2010*	10.000000	10.633931	6.34%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.618222	9.885687	2.78%	0
2015*	10.000000	9.618222	-3.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	10.595301	10.891824	2.80%	0
2015	11.003339	10.595301	-3.71%	0
2014	10.534908	11.003339	4.45%	0
2013	10.912885	10.534908	-3.46%	0
2012	10.293348	10.912885	6.02%	0
2011	10.056502	10.293348	2.36%	0
2010	9.692062	10.056502	3.76%	0
2009	9.125449	9.692062	6.21%	0
2008	10.495392	9.125449	-13.05%	0
2007	10.274400	10.495392	2.15%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	17.996567	19.325261	7.38%	0
2015	18.754611	17.996567	-4.04%	0
2014	18.772199	18.754611	-0.09%	0
2013	21.188379	18.772199	-11.40%	0
2012	18.513195	21.188379	14.45%	0
2011	17.836684	18.513195	3.79%	0
2010	16.738575	17.836684	6.56%	0
2009	13.248647	16.738575	26.34%	0
2008	16.048567	13.248647	-17.45%	0
2007	15.536948	16.048567	3.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.136315	9.083649	11.64%	0
2015*	10.000000	8.136315	-18.64%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.162801	15.266645	7.79%	0
2015	15.712031	14.162801	-9.86%	0
2014	16.522449	15.712031	-4.90%	0
2013	12.898411	16.522449	28.10%	0
2012	10.833279	12.898411	19.06%	0
2011	11.258738	10.833279	-3.78%	0
2010*	10.000000	11.258738	12.59%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.076817	22.269579	16.74%	0
2015	20.559926	19.076817	-7.21%	0
2014	18.746633	20.559926	9.67%	0
2013	14.662300	18.746633	27.86%	0
2012	13.195095	14.662300	11.12%	0
2011	13.522605	13.195095	-2.42%	0
2010	12.307543	13.522605	9.87%	0
2009*	10.000000	12.307543	23.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.494364	13.224985	5.85%	0
2015	12.742142	12.494364	-1.94%	0
2014	12.498958	12.742142	1.95%	0
2013	10.440945	12.498958	19.71%	3,452
2012	9.292925	10.440945	12.35%	3,616
2011	9.481762	9.292925	-1.99%	3,709
2010	8.717180	9.481762	8.77%	0
2009	7.274279	8.717180	19.84%	0
2008	10.668436	7.274279	-31.81%	0
2007	10.352988	10.668436	3.05%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.906438	9.874901	-0.32%	0
2015	10.225941	9.906438	-3.12%	0
2014	10.031886	10.225941	1.93%	0
2013	10.604466	10.031886	-5.40%	4,043
2012	10.405173	10.604466	1.92%	3,486
2011	10.134927	10.405173	2.67%	3,295
2010	9.847653	10.134927	2.92%	0
2009	9.042976	9.847653	8.90%	0
2008	10.333205	9.042976	-12.49%	0
2007	10.335279	10.333205	-0.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	13.942462	13.564607	-2.71%	0
2015	13.477080	13.942462	3.45%	0
2014	13.629424	13.477080	-1.12%	0
2013	10.911161	13.629424	24.91%	0
2012	9.204715	10.911161	18.54%	0
2011	10.452221	9.204715	-11.94%	0
2010	9.671213	10.452221	8.08%	0
2009	7.033718	9.671213	37.50%	0
2008	11.805488	7.033718	-40.42%	0
2007	10.632602	11.805488	11.03%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.318083	14.105184	5.91%	0
2015	12.887549	13.318083	3.34%	0
2014	12.281727	12.887549	4.93%	0
2013	9.758731	12.281727	25.85%	0
2012	8.561046	9.758731	13.99%	0
2011	9.249882	8.561046	-7.45%	0
2010	8.059583	9.249882	14.77%	0
2009	5.980793	8.059583	34.76%	0
2008	11.041848	5.980793	-45.84%	0
2007	10.164081	11.041848	8.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.674447	12.593819	7.88%	0
2015	11.893910	11.674447	-1.85%	0
2014	11.112581	11.893910	7.03%	0
2013	8.606762	11.112581	29.11%	4,122
2012	7.572329	8.606762	13.66%	4,529
2011	7.976347	7.572329	-5.07%	4,662
2010	7.401987	7.976347	7.76%	0
2009	5.832904	7.401987	26.90%	0
2008	9.699564	5.832904	-39.86%	0
2007*	10.000000	9.699564	-3.00%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	17.615407	20.112105	14.17%	0
2015	19.406089	17.615407	-9.23%	0
2014	18.347900	19.406089	5.77%	0
2013	13.965651	18.347900	31.38%	0
2012	12.171939	13.965651	14.74%	0
2011	12.862705	12.171939	-5.37%	0
2010	11.474268	12.862705	12.10%	0
2009	9.212651	11.474268	24.55%	0
2008	15.113654	9.212651	-39.04%	0
2007	15.984278	15.113654	-5.45%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.208035	9.207724	0.00%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	9.489166	10.264080	8.17%	0
2015	10.091417	9.489166	-5.97%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	9.476936	10.009879	5.62%	0
2015	9.935032	9.476936	-4.61%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	14.900047	16.517505	10.86%	0
2015	15.755967	14.900047	-5.43%	0
2014	15.823001	15.755967	-0.42%	0
2013	15.219184	15.823001	3.97%	0
2012	13.683000	15.219184	11.23%	0
2011	13.572473	13.683000	0.81%	0
2010	12.352730	13.572473	9.87%	0
2009	8.713305	12.352730	41.77%	0
2008	12.461746	8.713305	-30.08%	0
2007	12.445815	12.461746	0.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.323283	12.485075	10.26%	0
2015	11.802286	11.323283	-4.06%	0
2014	11.406604	11.802286	3.47%	0
2013	8.184199	11.406604	39.37%	0
2012	7.214584	8.184199	13.44%	0
2011	8.409970	7.214584	-14.21%	0
2010	7.506086	8.409970	12.04%	0
2009	5.053659	7.506086	48.53%	0
2008*	10.000000	5.053659	-49.46%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.133459	14.042901	6.92%	0
2015	13.582555	13.133459	-3.31%	0
2014	12.657874	13.582555	7.31%	0
2013	9.408475	12.657874	34.54%	0
2012	8.699807	9.408475	8.15%	0
2011	9.261589	8.699807	-6.07%	0
2010	7.719165	9.261589	19.98%	0
2009	6.056003	7.719165	27.46%	0
2008*	10.000000	6.056003	-39.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	10.986235	11.560801	5.23%	0
2015	11.516396	10.986235	-4.60%	0
2014	11.349973	11.516396	1.47%	0
2013	9.027796	11.349973	25.72%	0
2012	8.004965	9.027796	12.78%	0
2011	8.805257	8.004965	-9.09%	0
2010	7.888258	8.805257	11.62%	0
2009	6.288007	7.888258	25.45%	0
2008*	10.000000	6.288007	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	10.933381	11.265707	3.04%	0
2015	11.380523	10.933381	-3.93%	0
2014	11.237499	11.380523	1.27%	0
2013	10.093594	11.237499	11.33%	0
2012	9.360421	10.093594	7.83%	0
2011	9.770807	9.360421	-4.20%	0
2010	9.114068	9.770807	7.21%	0
2009	7.833528	9.114068	16.35%	0
2008*	10.000000	7.833528	-21.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.111875	11.580574	4.22%	0
2015	11.597896	11.111875	-4.19%	0
2014	11.408379	11.597896	1.66%	0
2013	9.690227	11.408379	17.73%	0
2012	8.782162	9.690227	10.34%	0
2011	9.366872	8.782162	-6.24%	0
2010	8.583077	9.366872	9.13%	0
2009	7.119121	8.583077	20.56%	0
2008*	10.000000	7.119121	-28.81%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.341600	10.505769	1.59%	0
2015	10.729227	10.341600	-3.61%	0
2014	10.692896	10.729227	0.34%	0
2013	10.494561	10.692896	1.89%	0
2012	10.054784	10.494561	4.37%	0
2011	10.210283	10.054784	-1.52%	0
2010	9.845585	10.210283	3.70%	0
2009	8.971456	9.845585	9.74%	0
2008*	10.000000	8.971456	-10.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.880975	10.128395	2.50%	0
2015	10.632723	9.880975	-7.07%	0
2014	10.708277	10.632723	-0.71%	0
2013*	10.000000	10.708277	7.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.825212	10.133802	3.14%	0
2015	10.637489	9.825212	-7.64%	0
2014	10.845305	10.637489	-1.92%	0
2013*	10.000000	10.845305	8.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.048451	11.451970	3.65%	0
2015	11.501056	11.048451	-3.94%	0
2014	11.326913	11.501056	1.54%	0
2013	9.902073	11.326913	14.39%	0
2012	9.075816	9.902073	9.10%	0
2011	9.569532	9.075816	-5.16%	0
2010	8.848983	9.569532	8.14%	1,541
2009	7.473088	8.848983	18.41%	1,541
2008*	10.000000	7.473088	-25.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.031564	11.525753	4.48%	0
2015	11.535018	11.031564	-4.36%	0
2014	11.361262	11.535018	1.53%	0
2013	9.414815	11.361262	20.67%	0
2012	8.462339	9.414815	11.26%	0
2011	9.141654	8.462339	-7.43%	0
2010	8.308527	9.141654	10.03%	0
2009	6.759966	8.308527	22.91%	0
2008*	10.000000	6.759966	-32.40%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	10.776803	11.092818	2.93%	0
2015	11.218199	10.776803	-3.93%	0
2014	11.100119	11.218199	1.06%	0
2013	10.276631	11.100119	8.01%	0
2012	9.618253	10.276631	6.85%	0
2011	9.931725	9.618253	-3.16%	0
2010	9.380781	9.931725	5.87%	0
2009	8.209432	9.380781	14.27%	0
2008*	10.000000	8.209432	-17.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.647436	10.857037	1.97%	0
2015	11.062851	10.647436	-3.76%	0
2014	10.883989	11.062851	1.64%	0
2013	11.452872	10.883989	-4.97%	0
2012	10.974559	11.452872	4.36%	0
2011	10.637758	10.974559	3.17%	0
2010	10.259987	10.637758	3.68%	0
2009	9.730392	10.259987	5.44%	0
2008*	10.000000	9.730392	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.580425	11.620643	0.35%	0
2015	11.988317	11.580425	-3.40%	0
2014	11.771691	11.988317	1.84%	0
2013	12.376886	11.771691	-4.89%	0
2012	11.900381	12.376886	4.00%	0
2011	11.555938	11.900381	2.98%	0
2010	11.007805	11.555938	4.98%	0
2009	9.736156	11.007805	13.06%	0
2008*	10.000000	9.736156	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	19.929276	20.800327	4.37%	0
2015	24.502535	19.929276	-18.66%	0
2014	26.768559	24.502535	-8.47%	0
2013	27.450406	26.768559	-2.48%	0
2012	24.166197	27.450406	13.59%	0
2011	32.152789	24.166197	-24.84%	0
2010	28.566296	32.152789	12.55%	0
2009	18.038780	28.566296	58.36%	0
2008	44.162882	18.038780	-59.15%	0
2007	31.329657	44.162882	40.96%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	10.501943	10.273847	-2.17%	0
2015	10.827398	10.501943	-3.01%	0
2014	10.663541	10.827398	1.54%	0
2013	11.446279	10.663541	-6.84%	0
2012	11.439325	11.446279	0.06%	0
2011	10.983118	11.439325	4.15%	0
2010	10.794908	10.983118	1.74%	3,077
2009	10.826210	10.794908	-0.29%	3,077
2008	10.350451	10.826210	4.60%	0
2007	9.949017	10.350451	4.03%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	7.958840	7.729246	-2.88%	0
2015	8.196538	7.958840	-2.90%	0
2014	8.441332	8.196538	-2.90%	0
2013	8.693441	8.441332	-2.90%	0
2012	8.953798	8.693441	-2.91%	0
2011	9.220462	8.953798	-2.89%	0
2010	9.495826	9.220462	-2.90%	0
2009	9.775327	9.495826	-2.86%	0
2008	9.864687	9.775327	-0.91%	0
2007	9.696233	9.864687	1.74%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.531454	7.359978	-2.28%	0
2015	8.014610	7.531454	-6.03%	0
2014	8.313853	8.014610	-3.60%	0
2013	7.282982	8.313853	14.15%	0
2012	6.509759	7.282982	11.88%	0
2011	7.448760	6.509759	-12.61%	0
2010	6.788311	7.448760	9.73%	0
2009	5.400552	6.788311	25.70%	0
2008*	10.000000	5.400552	-45.99%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.178765	7.983766	-2.38%	0
2015	8.541755	8.178765	-4.25%	0
2014	9.377179	8.541755	-8.91%	0
2013	7.980333	9.377179	17.50%	0
2012	6.952919	7.980333	14.78%	0
2011	8.216055	6.952919	-15.37%	0
2010	7.878353	8.216055	4.29%	0
2009	6.308791	7.878353	24.88%	0
2008	11.417470	6.308791	-44.74%	0
2007	10.750967	11.417470	6.20%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	18.236733	19.386070	6.30%	0
2015	18.970816	18.236733	-3.87%	0
2014	18.609670	18.970816	1.94%	0
2013	15.061351	18.609670	23.56%	0
2012	13.383732	15.061351	12.53%	0
2011	14.346743	13.383732	-6.71%	310
2010	12.889288	14.346743	11.31%	312
2009	10.435286	12.889288	23.52%	314
2008	17.017388	10.435286	-38.68%	317
2007	16.542776	17.017388	2.87%	319
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	13.728417	14.171630	3.23%	0
2015	14.163056	13.728417	-3.07%	0
2014	13.946559	14.163056	1.55%	0
2013	12.663108	13.946559	10.14%	0
2012	11.923100	12.663108	6.21%	0
2011	12.170723	11.923100	-2.03%	0
2010	11.413830	12.170723	6.63%	0
2009*	10.000000	11.413830	14.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.626201	16.348702	4.62%	0
2015	16.178990	15.626201	-3.42%	0
2014	15.836786	16.178990	2.16%	0
2013	13.648824	15.836786	16.03%	0
2012	12.523301	13.648824	8.99%	0
2011	13.018358	12.523301	-3.80%	0
2010	11.967189	13.018358	8.78%	0
2009*	10.000000	11.967189	19.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	11.345826	11.487467	1.25%	0
2015	11.653847	11.345826	-2.64%	0
2014	11.552465	11.653847	0.88%	0
2013	11.349123	11.552465	1.79%	0
2012	11.113717	11.349123	2.12%	0
2011	11.118923	11.113717	-0.05%	0
2010	10.813710	11.118923	2.82%	0
2009	10.209177	10.813710	5.92%	0
2008	11.187982	10.209177	-8.75%	0
2007	10.935500	11.187982	2.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.856024	10.117291	2.65%	0
2015	10.490452	9.856024	-6.05%	0
2014	10.544810	10.490452	-0.52%	0
2013*	10.000000	10.544810	5.45%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.794964	10.172851	3.86%	0
2015	10.502950	9.794964	-6.74%	0
2014	10.632334	10.502950	-1.22%	0
2013*	10.000000	10.632334	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	15.039171	15.647436	4.04%	0
2015	15.540379	15.039171	-3.23%	0
2014	15.216139	15.540379	2.13%	0
2013	13.436334	15.216139	13.25%	0
2012	12.488329	13.436334	7.59%	0
2011	12.865699	12.488329	-2.93%	0
2010	11.945969	12.865699	7.70%	0
2009	10.326667	11.945969	15.68%	0
2008	13.847446	10.326667	-25.43%	0
2007	13.499289	13.847446	2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	16.952816	17.858835	5.34%	0
2015	17.587545	16.952816	-3.61%	0
2014	17.257369	17.587545	1.91%	0
2013	14.522736	17.257369	18.83%	0
2012	13.148235	14.522736	10.45%	0
2011	13.834352	13.148235	-4.96%	0
2010	12.626673	13.834352	9.56%	1,986
2009	10.453828	12.626673	20.79%	1,986
2008	15.692672	10.453828	-33.38%	6,550
2007	15.227391	15.692672	3.06%	6,550
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	13.277656	13.629001	2.65%	0
2015	13.678417	13.277656	-2.93%	0
2014	13.449508	13.678417	1.70%	0
2013	12.535527	13.449508	7.29%	0
2012	11.950049	12.535527	4.90%	0
2011	12.057428	11.950049	-0.89%	0
2010	11.442840	12.057428	5.37%	0
2009	10.286673	11.442840	11.24%	0
2008	12.470094	10.286673	-17.51%	0
2007	12.133582	12.470094	2.77%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	20.823558	20.893587	0.34%	0
2015	20.458838	20.823558	1.78%	0
2014	19.408094	20.458838	5.41%	0
2013	14.665830	19.408094	32.34%	0
2012	12.755052	14.665830	14.98%	0
2011	13.471332	12.755052	-5.32%	0
2010	12.784563	13.471332	5.37%	0
2009*	10.000000	12.784563	27.85%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.367756	9.874425	5.41%	0
2015	9.869352	9.367756	-5.08%	0
2014*	10.000000	9.869352	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.786007	10.457616	6.86%	0
2015	10.064079	9.786007	-2.76%	0
2014*	10.000000	10.064079	0.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	24.831426	29.005957	16.81%	0
2015	26.238050	24.831426	-5.36%	0
2014	24.695321	26.238050	6.25%	0
2013	19.115213	24.695321	29.19%	0
2012	16.759076	19.115213	14.06%	0
2011	17.709243	16.759076	-5.37%	0
2010	14.451126	17.709243	22.55%	0
2009	10.882728	14.451126	32.79%	0
2008	17.641031	10.882728	-38.31%	0
2007	16.893707	17.641031	4.42%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	11.756026	12.403196	5.51%	0
2015	12.467540	11.756026	-5.71%	0
2014	12.359879	12.467540	0.87%	0
2013	12.873812	12.359879	-3.99%	0
2012	11.812243	12.873812	8.99%	0
2011	11.524698	11.812243	2.50%	0
2010	10.732479	11.524698	7.38%	0
2009	8.886341	10.732479	20.78%	0
2008	11.065126	8.886341	-19.69%	0
2007	10.893552	11.065126	1.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.377992	8.881643	-5.29%	0
2015	9.721787	9.377992	-3.54%	0
2014	10.149421	9.721787	-4.21%	0
2013	8.632848	10.149421	17.57%	0
2012	7.696693	8.632848	12.16%	0
2011	8.770226	7.696693	-12.24%	0
2010	7.936278	8.770226	10.51%	0
2009	6.005004	7.936278	32.16%	0
2008*	10.000000	6.005004	-39.95%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	11.999866	12.233257	1.94%	0
2015	13.056372	11.999866	-8.09%	0
2014	14.887159	13.056372	-12.30%	0
2013	12.665540	14.887159	17.54%	0
2012	11.144702	12.665540	13.65%	0
2011	13.731036	11.144702	-18.84%	0
2010	13.353625	13.731036	2.83%	0
2009	10.619030	13.353625	25.75%	0
2008	20.435011	10.619030	-48.04%	0
2007	20.493766	20.435011	-0.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	12.996915	12.872211	-0.96%	0
2015	12.978907	12.996915	0.14%	0
2014	12.135011	12.978907	6.95%	0
2013	9.297566	12.135011	30.52%	0
2012	8.245085	9.297566	12.76%	0
2011	8.774456	8.245085	-6.03%	0
2010	7.833226	8.774456	12.02%	0
2009	6.236584	7.833226	25.60%	0
2008*	10.000000	6.236584	-37.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.551558	13.017423	12.69%	0
2015	12.320023	11.551558	-6.24%	0
2014	11.509066	12.320023	7.05%	0
2013	8.777907	11.509066	31.11%	0
2012	7.688200	8.777907	14.17%	0
2011	8.431081	7.688200	-8.81%	0
2010	7.701118	8.431081	9.48%	0
2009	6.224807	7.701118	23.72%	0
2008*	10.000000	6.224807	-37.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.582713	12.958738	2.99%	0
2015	13.003530	12.582713	-3.24%	0
2014	12.911677	13.003530	0.71%	0
2013	9.593417	12.911677	34.59%	0
2012	8.618481	9.593417	11.31%	0
2011	9.288845	8.618481	-7.22%	0
2010	7.563927	9.288845	22.80%	0
2009	6.147883	7.563927	23.03%	0
2008*	10.000000	6.147883	-38.52%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	14.749195	16.842631	14.19%	0
2015	15.641116	14.749195	-5.70%	0
2014	13.765312	15.641116	13.63%	0
2013	10.448424	13.765312	31.75%	0
2012	9.249337	10.448424	12.96%	0
2011	9.751416	9.249337	-5.15%	0
2010	8.394383	9.751416	16.17%	0
2009	6.626131	8.394383	26.69%	0
2008*	10.000000	6.626131	-33.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	16.897979	17.731569	4.93%	0
2015	17.311050	16.897979	-2.39%	0
2014	17.386808	17.311050	-0.44%	0
2013	12.438758	17.386808	39.78%	0
2012	11.327964	12.438758	9.81%	0
2011	11.766965	11.327964	-3.73%	0
2010	9.686332	11.766965	21.48%	0
2009	7.843310	9.686332	23.50%	0
2008	15.109742	7.843310	-48.09%	0
2007	14.213183	15.109742	6.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	23.077196	28.150067	21.98%	0
2015	25.361690	23.077196	-9.01%	0
2014	24.464109	25.361690	3.67%	0
2013	17.992753	24.464109	35.97%	0
2012	15.403592	17.992753	16.81%	0
2011	16.777758	15.403592	-8.19%	0
2010	13.661520	16.777758	22.81%	0
2009	11.178764	13.661520	22.21%	0
2008	17.006506	11.178764	-34.27%	0
2007	18.882526	17.006506	-9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	22.012556	26.195054	19.00%	0
2015	23.108030	22.012556	-4.74%	0
2014	23.666716	23.108030	-2.36%	0
2013	17.341029	23.666716	36.48%	0
2012	15.499985	17.341029	11.88%	0
2011	16.945440	15.499985	-8.53%	0
2010	13.963095	16.945440	21.36%	0
2009	10.697141	13.963095	30.53%	0
2008	17.872169	10.697141	-40.15%	0
2007	18.066722	17.872169	-1.08%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	16.776845	18.109541	7.94%	0
2015	17.164345	16.776845	-2.26%	0
2014	15.808910	17.164345	8.57%	0
2013	12.448042	15.808910	27.00%	0
2012	11.261292	12.448042	10.54%	0
2011	11.553244	11.261292	-2.53%	0
2010	10.508449	11.553244	9.94%	0
2009	8.619485	10.508449	21.92%	0
2008	15.204239	8.619485	-43.31%	0
2007	14.515092	15.204239	4.75%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.642006	12.116879	4.08%	0
2015	12.709160	11.642006	-8.40%	0
2014	10.177146	12.709160	24.88%	0
2013	10.205554	10.177146	-0.28%	0
2012	9.094012	10.205554	12.22%	0
2011	8.823372	9.094012	3.07%	0
2010	6.999263	8.823372	26.06%	0
2009	5.523160	6.999263	26.73%	0
2008*	10.000000	5.523160	-44.77%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.453545	13.471620	8.17%	0
2015	12.705694	12.453545	-1.98%	0
2014	11.571839	12.705694	9.80%	0
2013*	10.000000	11.571839	15.72%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.151961	9.108717	-0.47%	0
2015	9.457573	9.151961	-3.23%	0
2014	9.692167	9.457573	-2.42%	0
2013	9.971131	9.692167	-2.80%	0
2012	9.920175	9.971131	0.51%	0
2011	10.084728	9.920175	-1.63%	0
2010	10.140526	10.084728	-0.55%	0
2009	9.750146	10.140526	4.00%	0
2008*	10.000000	9.750146	-2.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.657735	13.683374	17.38%	0
2015	12.622190	11.657735	-7.64%	0
2014	12.433297	12.622190	1.52%	0
2013*	10.000000	12.433297	24.33%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.644249	12.415428	-1.81%	0
2015	13.550937	12.644249	-6.69%	0
2014	15.193637	13.550937	-10.81%	0
2013	13.029123	15.193637	16.61%	0
2012	11.223325	13.029123	16.09%	0
2011	13.198232	11.223325	-14.96%	0
2010	12.781023	13.198232	3.26%	0
2009*	10.000000	12.781023	27.81%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	11.557803	11.019710	-4.66%	0
2015	11.723894	11.557803	-1.42%	0
2014	12.482790	11.723894	-6.08%	0
2013	10.909767	12.482790	14.42%	0
2012	9.483737	10.909767	15.04%	0
2011	11.140447	9.483737	-14.87%	0
2010	9.402742	11.140447	18.48%	0
2009	7.199082	9.402742	30.61%	0
2008	13.842900	7.199082	-47.99%	0
2007	13.814772	13.842900	0.20%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	24.673325	24.956855	1.15%	0
2015	25.160035	24.673325	-1.93%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	8.533457	8.387695	-1.71%	0
2015	8.772210	8.533457	-2.72%	0
2014	8.979433	8.772210	-2.31%	0
2013	9.190931	8.979433	-2.30%	0
2012	9.049401	9.190931	1.56%	0
2011	9.292097	9.049401	-2.61%	0
2010	9.089228	9.292097	2.23%	0
2009	8.259826	9.089228	10.04%	0
2008	9.826118	8.259826	-15.94%	0
2007	9.660236	9.826118	1.72%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	20.073685	21.415596	6.68%	0
2015	20.769522	20.073685	-3.35%	0
2014	19.377985	20.769522	7.18%	0
2013	14.502811	19.377985	33.62%	0
2012	13.459233	14.502811	7.75%	0
2011	14.300964	13.459233	-5.89%	0
2010	11.987813	14.300964	19.30%	0
2009	9.393754	11.987813	27.61%	0
2008	15.976650	9.393754	-41.20%	0
2007	15.292170	15.976650	4.48%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	23.746635	23.023571	-3.04%	0
2015	23.589628	23.746635	0.67%	0
2014	23.804799	23.589628	-0.90%	0
2013	19.304791	23.804799	23.31%	0
2012	16.438583	19.304791	17.44%	0
2011	18.506920	16.438583	-11.18%	0
2010	16.472439	18.506920	12.35%	0
2009	12.173602	16.472439	35.31%	0
2008	21.012505	12.173602	-42.06%	0
2007	20.402828	21.012505	2.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.226744	9.521245	3.19%	0
2015	9.745189	9.226744	-5.32%	0
2014	9.792278	9.745189	-0.48%	0
2013	10.121911	9.792278	-3.26%	0
2012*	10.000000	10.121911	1.22%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.946123	8.451484	-5.53%	0
2015	8.935811	8.946123	0.12%	0
2014*	10.000000	8.935811	-10.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	18.362056	19.845695	8.08%	0
2015	18.340665	18.362056	0.12%	0
2014	17.108969	18.340665	7.20%	0
2013	13.405208	17.108969	27.63%	0
2012	11.839902	13.405208	13.22%	0
2011	12.231258	11.839902	-3.20%	0
2010	10.875163	12.231258	12.47%	0
2009	8.750421	10.875163	24.28%	0
2008	14.684251	8.750421	-40.41%	0
2007	14.522344	14.684251	1.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	24.931712	28.489396	14.27%	0
2015	27.342714	24.931712	-8.82%	0
2014	25.220008	27.342714	8.42%	0
2013	18.469647	25.220008	36.55%	0
2012	16.165951	18.469647	14.25%	0
2011	17.054243	16.165951	-5.21%	0
2010	14.272418	17.054243	19.49%	0
2009	10.738257	14.272418	32.91%	0
2008	17.839431	10.738257	-39.81%	0
2007	18.634685	17.839431	-4.27%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.786532	9.633593	9.64%	0
2015	9.964617	8.786532	-11.82%	0
2014	10.215768	9.964617	-2.46%	0
2013	10.509407	10.215768	-2.79%	0
2012*	10.000000	10.509407	5.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	9.096467	10.000549	9.94%	0
2015	9.595086	9.096467	-5.20%	0
2014*	10.000000	9.595086	-4.05%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.782613	9.775500	-0.07%	0
2015	10.853564	9.782613	-9.87%	0
2014	11.144180	10.853564	-2.61%	0
2013	12.283684	11.144180	-9.28%	0
2012	12.022486	12.283684	2.17%	0
2011	11.419466	12.022486	5.28%	0
2010	10.752746	11.419466	6.20%	0
2009*	10.000000	10.752746	7.53%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.273676	10.106734	-1.62%	0
2015	10.558465	10.273676	-2.70%	0
2014	10.793047	10.558465	-2.17%	0
2013	11.141266	10.793047	-3.13%	0
2012	10.850965	11.141266	2.68%	0
2011	11.062643	10.850965	-1.91%	0
2010	10.831352	11.062643	2.14%	0
2009*	10.000000	10.831352	8.31%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.004751	0.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.860673	9.822866	-0.38%	0
2015	10.121201	9.860673	-2.57%	0
2014	10.006464	10.121201	1.15%	0
2013	10.521328	10.006464	-4.89%	0
2012	9.896208	10.521328	6.32%	0
2011*	10.000000	9.896208	-1.04%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	15.656541	17.486964	11.69%	0
2015	17.436892	15.656541	-10.21%	0
2014	16.217101	17.436892	7.52%	0
2013	12.309439	16.217101	31.75%	0
2012	10.641426	12.309439	15.67%	0
2011	11.492056	10.641426	-7.40%	0
2010	10.347283	11.492056	11.06%	0
2009	8.209043	10.347283	26.05%	0
2008	13.791800	8.209043	-40.48%	0
2007	15.119153	13.791800	-8.78%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.264294	2.64%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	14.802249	14.021442	-5.27%	0
2015	15.223080	14.802249	-2.76%	0
2014	16.817740	15.223080	-9.48%	0
2013	13.523539	16.817740	24.36%	0
2012	11.424500	13.523539	18.37%	0
2011	14.163989	11.424500	-19.34%	0
2010	13.257416	14.163989	6.84%	0
2009	10.954894	13.257416	21.02%	0
2008	20.130464	10.954894	-45.58%	0
2007	19.134074	20.130464	5.21%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	28.923502	25.077071	-13.30%	0
2015	26.484581	28.923502	9.21%	0
2014	20.785083	26.484581	27.42%	0
2013	14.221562	20.785083	46.15%	0
2012	11.181048	14.221562	27.19%	0
2011	10.430925	11.181048	7.19%	0
2010*	10.000000	10.430925	4.31%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.245992	7.321046	39.56%	0
2015	8.118390	5.245992	-35.38%	0
2014	10.335762	8.118390	-21.45%	0
2013	9.630041	10.335762	7.33%	0
2012*	10.000000	9.630041	-3.70%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.153727	7.177394	39.27%	0
2015	7.997153	5.153727	-35.56%	0
2014	10.212105	7.997153	-21.69%	0
2013	9.535411	10.212105	7.10%	0
2012*	10.000000	9.535411	-4.65%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	16.313123	16.458425	0.89%	0
2015	17.340408	16.313123	-5.92%	0
2014	16.205403	17.340408	7.00%	0
2013	12.461225	16.205403	30.05%	0
2012	11.037450	12.461225	12.90%	0
2011	12.199388	11.037450	-9.52%	0
2010	11.182997	12.199388	9.09%	0
2009	9.064113	11.182997	23.38%	0
2008	15.024855	9.064113	-39.67%	0
2007	14.075215	15.024855	6.75%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	14.902275	15.581382	4.56%	0
2015	15.158037	14.902275	-1.69%	0
2014	13.222854	15.158037	14.64%	0
2013	11.383062	13.222854	16.16%	0
2012	10.371877	11.383062	9.75%	0
2011	10.030410	10.371877	3.40%	0
2010	9.117987	10.030410	10.01%	0
2009	8.133319	9.117987	12.11%	0
2008	11.817036	8.133319	-31.17%	0
2007	11.312600	11.817036	4.46%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.094605	17.662386	-2.39%	0
2015	18.387934	18.094605	-1.60%	0
2014	18.232589	18.387934	0.85%	0
2013	13.423361	18.232589	35.83%	0
2012	11.483553	13.423361	16.89%	0
2011	12.519640	11.483553	-8.28%	0
2010*	10.000000	12.519640	25.20%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.081089	19.964663	4.63%	0
2015	20.234388	19.081089	-5.70%	0
2014	21.237716	20.234388	-4.72%	0
2013	14.558575	21.237716	45.88%	0
2012	13.900389	14.558575	4.74%	0
2011	15.004507	13.900389	-7.36%	0
2010	12.188880	15.004507	23.10%	0
2009	8.223678	12.188880	48.22%	0
2008	14.459529	8.223678	-43.13%	0
2007	13.086426	14.459529	10.49%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.566363	10.600727	0.33%	0
2015	11.030999	10.566363	-4.21%	0
2014	10.907449	11.030999	1.13%	0
2013	10.040753	10.907449	8.63%	0
2012*	10.000000	10.040753	0.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	18.117961	19.531704	7.80%	0
2015	18.406096	18.117961	-1.57%	0
2014	17.353374	18.406096	6.07%	0
2013	13.284911	17.353374	30.62%	0
2012	11.676148	13.284911	13.78%	0
2011	11.341816	11.676148	2.95%	0
2010	10.360313	11.341816	9.47%	0
2009	8.870277	10.360313	16.80%	0
2008	15.412659	8.870277	-42.45%	0
2007	15.147501	15.412659	1.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	24.623690	29.824665	21.12%	0
2015	26.904295	24.623690	-8.48%	0
2014	25.445763	26.904295	5.73%	0
2013	19.049435	25.445763	33.58%	0
2012	16.569556	19.049435	14.97%	0
2011	18.683316	16.569556	-11.31%	0
2010	15.207120	18.683316	22.86%	0
2009	10.983930	15.207120	38.45%	0
2008	17.615800	10.983930	-37.65%	0
2007	17.881134	17.615800	-1.48%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.790642	10.932674	1.32%	0
2015	11.400089	10.790642	-5.35%	0
2014	11.371387	11.400089	0.25%	0
2013	12.802726	11.371387	-11.18%	0
2012	12.285449	12.802726	4.21%	0
2011	11.327333	12.285449	8.46%	0
2010	11.103185	11.327333	2.02%	0
2009	10.380351	11.103185	6.96%	0
2008	10.868544	10.380351	-4.49%	0
2007	10.229535	10.868544	6.25%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	17.226222	18.926459	9.87%	0
2015	18.872647	17.226222	-8.72%	0
2014	17.311477	18.872647	9.02%	0
2013	13.165700	17.311477	31.49%	0
2012	11.853135	13.165700	11.07%	0
2011	11.873445	11.853135	-0.17%	0
2010	10.744753	11.873445	10.50%	0
2009	9.400587	10.744753	14.30%	0
2008	14.841066	9.400587	-36.66%	0
2007	15.361347	14.841066	-3.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	19.243932	22.921114	19.11%	0
2015	20.147199	19.243932	-4.48%	0
2014	17.859368	20.147199	12.81%	0
2013	14.166219	17.859368	26.07%	0
2012	12.559710	14.166219	12.79%	0
2011	13.050752	12.559710	-3.76%	0
2010	11.302333	13.050752	15.47%	0
2009	8.972003	11.302333	25.97%	0
2008	12.246723	8.972003	-26.74%	0
2007	12.934852	12.246723	-5.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.657906	10.879182	12.65%	0
2015*	10.000000	9.657906	-3.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.393793	13.494409	0.75%	0
2015	13.940552	13.393793	-3.92%	0
2014	14.092055	13.940552	-1.08%	0
2013	12.690819	14.092055	11.04%	0
2012	11.892203	12.690819	6.72%	0
2011	12.715829	11.892203	-6.48%	0
2010	11.936936	12.715829	6.53%	0
2009*	10.000000	11.936936	19.37%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.116984	9.983062	9.50%	0
2015*	10.000000	9.116984	-8.83%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.685664	9.631878	-0.56%	0
2015*	10.000000	9.685664	-3.14%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.256764	14.322034	27.23%	0
2015	12.400387	11.256764	-9.22%	0
2014	12.097654	12.400387	2.50%	0
2013*	10.000000	12.097654	20.98%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.186927	11.390336	11.81%	0
2015	10.767559	10.186927	-5.39%	0
2014*	10.000000	10.767559	7.68%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	25.127037	30.662404	22.03%	0
2015	26.508455	25.127037	-5.21%	0
2014	25.983514	26.508455	2.02%	0
2013	19.026216	25.983514	36.57%	0
2012	16.939286	19.026216	12.32%	0
2011	17.355502	16.939286	-2.40%	0
2010	14.211975	17.355502	22.12%	0
2009	11.712790	14.211975	21.34%	0
2008	17.470354	11.712790	-32.96%	0
2007	18.123187	17.470354	-3.60%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	18.626527	20.147007	8.16%	0
2015	19.027495	18.626527	-2.11%	0
2014	17.334281	19.027495	9.77%	0
2013	13.561242	17.334281	27.82%	0
2012	12.101716	13.561242	12.06%	0
2011	12.269969	12.101716	-1.37%	0
2010	11.038042	12.269969	11.16%	0
2009	9.023432	11.038042	22.33%	0
2008	14.834721	9.023432	-39.17%	0
2007	14.561317	14.834721	1.88%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	16.412709	17.145942	4.47%	0
2015	17.383398	16.412709	-5.58%	0
2014	16.611629	17.383398	4.65%	0
2013	14.166131	16.611629	17.26%	0
2012	13.254061	14.166131	6.88%	0
2011	12.558464	13.254061	5.54%	0
2010	11.247681	12.558464	11.65%	0
2009	9.481823	11.247681	18.62%	0
2008	13.902607	9.481823	-31.80%	0
2007	13.408775	13.902607	3.68%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	14.694584	16.656872	13.35%	0
2015	15.533111	14.694584	-5.40%	0
2014	15.796613	15.533111	-1.67%	0
2013	10.981279	15.796613	43.85%	0
2012	9.411094	10.981279	16.68%	0
2011	11.283039	9.411094	-16.59%	0
2010	8.886957	11.283039	26.96%	0
2009	7.281240	8.886957	22.05%	0
2008	12.057371	7.281240	-39.61%	0
2007	14.005971	12.057371	-13.91%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.416914	9.957492	5.74%	0
2015	9.800396	9.416914	-3.91%	0
2014*	10.000000	9.800396	-2.00%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	11.442805	10.608495	-7.29%	0
2015	12.601546	11.442805	-9.20%	0
2014	13.159762	12.601546	-4.24%	0
2013	11.677881	13.159762	12.69%	0
2012	10.937068	11.677881	6.77%	0
2011	11.925825	10.937068	-8.29%	0
2010	10.873620	11.925825	9.68%	0
2009	9.891948	10.873620	9.92%	0
2008	14.492745	9.891948	-31.75%	0
2007	13.622285	14.492745	6.39%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	11.053552	11.107259	0.49%	0
2015	11.439820	11.053552	-3.38%	0
2014	11.387519	11.439820	0.46%	0
2013	11.646268	11.387519	-2.22%	0
2012	10.965330	11.646268	6.21%	0
2011	11.077235	10.965330	-1.01%	0
2010	10.540861	11.077235	5.09%	0
2009	9.039193	10.540861	16.61%	0
2008	10.074911	9.039193	-10.28%	0
2007	9.875201	10.074911	2.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	12.684488	12.955232	2.13%	0
2015	13.139786	12.684488	-3.47%	0
2014	12.992083	13.139786	1.14%	0
2013	11.826278	12.992083	9.86%	0
2012	10.921544	11.826278	8.28%	0
2011	11.301093	10.921544	-3.36%	0
2010	10.346352	11.301093	9.23%	0
2009	8.600533	10.346352	20.30%	0
2008	11.842950	8.600533	-27.38%	0
2007	11.256789	11.842950	5.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.161165	13.515218	2.69%	0
2015	13.623805	13.161165	-3.40%	0
2014	13.421192	13.623805	1.51%	0
2013	11.959212	13.421192	12.22%	0
2012	10.898991	11.959212	9.73%	0
2011	11.370767	10.898991	-4.15%	0
2010	10.247749	11.370767	10.96%	0
2009	8.214207	10.247749	24.76%	0
2008	12.595796	8.214207	-34.79%	0
2007	11.804171	12.595796	6.71%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	13.724251	14.169524	3.24%	0
2015	14.216779	13.724251	-3.46%	0
2014	13.985570	14.216779	1.65%	0
2013	11.869424	13.985570	17.83%	0
2012	10.618892	11.869424	11.78%	0
2011	11.259598	10.618892	-5.69%	0
2010	10.010798	11.259598	12.47%	0
2009	7.863376	10.010798	27.31%	0
2008	13.105532	7.863376	-40.00%	0
2007	12.158832	13.105532	7.79%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.319630	3.20%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.392964	14.762708	29.58%	0
2015	14.813759	11.392964	-23.09%	0
2014	17.498528	14.813759	-15.34%	0
2013	14.523467	17.498528	20.48%	0
2012	14.289521	14.523467	1.64%	0
2011	15.530660	14.289521	-7.99%	0
2010	13.429619	15.530660	15.64%	0
2009	9.377000	13.429619	43.22%	0
2008	21.193040	9.377000	-55.75%	0
2007	14.996100	21.193040	41.32%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	16.561158	18.920603	14.25%	0
2015	17.819945	16.561158	-7.06%	0
2014	16.926336	17.819945	5.28%	0
2013	13.643821	16.926336	24.06%	0
2012	12.010980	13.643821	13.59%	0
2011	12.294836	12.010980	-2.31%	0
2010	11.023801	12.294836	11.53%	0
2009	8.745475	11.023801	26.05%	0
2008	15.758756	8.745475	-44.50%	0
2007	16.036397	15.758756	-1.73%	398
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.137400	11.37%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	19.482035	19.012831	-2.41%	0
2015	18.777733	19.482035	3.75%	0
2014	17.429043	18.777733	7.74%	0
2013	13.204731	17.429043	31.99%	0
2012	11.893924	13.204731	11.02%	0
2011	12.258690	11.893924	-2.98%	0
2010	10.197575	12.258690	20.21%	0
2009	8.211254	10.197575	24.19%	0
2008	16.058683	8.211254	-48.87%	0
2007	13.065942	16.058683	22.90%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.166930	11.323729	1.40%	0
2015	11.605006	11.166930	-3.77%	0
2014	11.321710	11.605006	2.50%	0
2013	11.912207	11.321710	-4.96%	0
2012	11.623822	11.912207	2.48%	0
2011	11.188955	11.623822	3.89%	0
2010	10.719871	11.188955	4.38%	0
2009	9.565856	10.719871	12.06%	0
2008	10.210067	9.565856	-6.31%	0
2007	10.109218	10.210067	1.00%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	28.836995	31.325781	8.63%	0
2015	30.205675	28.836995	-4.53%	0
2014	29.353423	30.205675	2.90%	0
2013	22.260371	29.353423	31.86%	0
2012	20.022757	22.260371	11.18%	0
2011	23.142005	20.022757	-13.48%	0
2010	18.545822	23.142005	24.78%	0
2009	13.673755	18.545822	35.63%	0
2008	23.330893	13.673755	-41.39%	0
2007	20.846437	23.330893	11.92%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	18.197717	16.731778	-8.06%	0
2015	18.152602	18.197717	0.25%	0
2014	20.396881	18.152602	-11.00%	0
2013	16.145785	20.396881	26.33%	0
2012	13.821076	16.145785	16.82%	0
2011	17.228193	13.821076	-19.78%	0
2010	15.732891	17.228193	9.50%	0
2009	12.843609	15.732891	22.50%	0
2008	23.616929	12.843609	-45.62%	0
2007	20.792856	23.616929	13.58%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	21.865012	23.189362	6.06%	0
2015	23.272266	21.865012	-6.05%	0
2014	22.513418	23.272266	3.37%	0
2013	17.818881	22.513418	26.35%	0
2012	14.450674	17.818881	23.31%	0
2011	16.368620	14.450674	-11.72%	0
2010	13.349617	16.368620	22.61%	0
2009	8.752932	13.349617	52.52%	0
2008	18.516014	8.752932	-52.73%	0
2007	18.097253	18.516014	2.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.300201	11.314889	9.85%	0
2015	11.316524	10.300201	-8.98%	0
2014	11.337638	11.316524	-0.19%	0
2013	9.438486	11.337638	20.12%	0
2012	8.433030	9.438486	11.92%	0
2011	8.824946	8.433030	-4.44%	0
2010	8.247327	8.824946	7.00%	0
2009	6.524265	8.247327	26.41%	0
2008*	10.000000	6.524265	-34.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	11.964871	13.241486	10.67%	0
2015	13.264399	11.964871	-9.80%	0
2014	13.064567	13.264399	1.53%	0
2013	11.814492	13.064567	10.58%	0
2012	10.807092	11.814492	9.32%	0
2011	10.875549	10.807092	-0.63%	0
2010	9.945531	10.875549	9.35%	0
2009	7.557529	9.945531	31.60%	0
2008	11.070676	7.557529	-31.73%	0
2007	10.995917	11.070676	0.68%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	18.304099	20.615719	12.63%	0
2015	19.574626	18.304099	-6.49%	0
2014	18.551380	19.574626	5.52%	0
2013	14.739073	18.551380	25.87%	0
2012	13.565488	14.739073	8.65%	0
2011	13.185883	13.565488	2.88%	0
2010	11.261494	13.185883	17.09%	0
2009	9.888752	11.261494	13.88%	0
2008	13.977841	9.888752	-29.25%	0
2007	14.803007	13.977841	-5.57%	398

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	22.498648	28.429098	26.36%	0
2015	25.031858	22.498648	-10.12%	0
2014	25.646554	25.031858	-2.40%	0
2013	19.396638	25.646554	32.22%	0
2012	16.883082	19.396638	14.89%	0
2011	18.075008	16.883082	-6.59%	0
2010	14.524650	18.075008	24.44%	0
2009	11.587771	14.524650	25.34%	0
2008	17.826620	11.587771	-35.00%	0
2007	18.819567	17.826620	-5.28%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.210475	8.219105	13.99%	0
2015	9.241562	7.210475	-21.98%	0
2014*	10.000000	9.241562	-7.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	15.876238	16.514782	4.02%	0
2015	17.495003	15.876238	-9.25%	0
2014	20.285223	17.495003	-13.75%	0
2013	16.997108	20.285223	19.35%	0
2012	14.813916	16.997108	14.74%	0
2011	17.080075	14.813916	-13.27%	0
2010	16.234058	17.080075	5.21%	0
2009	12.206040	16.234058	33.00%	0
2008	21.095943	12.206040	-42.14%	0
2007	18.830000	21.095943	12.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.180326	9.172084	-0.09%	0
2015	9.885005	9.180326	-7.13%	0
2014*	10.000000	9.885005	-1.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.273322	10.403616	1.27%	0
2015	11.239507	10.273322	-8.60%	0
2014	11.141568	11.239507	0.88%	0
2013	10.108721	11.141568	10.22%	0
2012*	10.000000	10.108721	1.09%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.836512	9.500936	-3.41%	0
2015	9.951523	9.836512	-1.16%	0
2014	9.797483	9.951523	1.57%	0
2013*	10.000000	9.797483	-2.03%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.807630	13.671716	-0.98%	0
2015	13.582211	13.807630	1.66%	0
2014	12.938193	13.582211	4.98%	0
2013	9.536248	12.938193	35.67%	0
2012*	10.000000	9.536248	-4.64%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.530091	12.663910	9.83%	0
2015	12.411962	11.530091	-7.11%	0
2014	12.277384	12.411962	1.10%	0
2013	9.847404	12.277384	24.68%	0
2012*	10.000000	9.847404	-1.53%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.084269	12.771969	-2.39%	0
2015	13.343039	13.084269	-1.94%	0
2014	12.766732	13.343039	4.51%	0
2013	9.629743	12.766732	32.58%	0
2012*	10.000000	9.629743	-3.70%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	12.796542	12.101051	-5.43%	0
2015	14.386445	12.796542	-11.05%	0
2014	15.647826	14.386445	-8.06%	0
2013	12.884994	15.647826	21.44%	0
2012	11.141085	12.884994	15.65%	0
2011	12.370586	11.141085	-9.94%	0
2010	11.728801	12.370586	5.47%	0
2009*	10.000000	11.728801	17.29%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.291688	11.605890	12.77%	0
2015	11.342421	10.291688	-9.26%	0
2014	11.468726	11.342421	-1.10%	0
2013	10.694397	11.468726	7.24%	0
2012*	10.000000	10.694397	6.94%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.017969	12.377724	2.99%	0
2015	13.143070	12.017969	-8.56%	0
2014	12.554622	13.143070	4.69%	0
2013	9.955542	12.554622	26.11%	0
2012*	10.000000	9.955542	-0.44%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	18.276007	18.505269	1.25%	0
2015	18.754576	18.276007	-2.55%	0
2014	17.853759	18.754576	5.05%	0
2013	15.355457	17.853759	16.27%	0
2012	13.956611	15.355457	10.02%	0
2011	14.187641	13.956611	-1.63%	0
2010	13.520837	14.187641	4.93%	0
2009	11.093626	13.520837	21.88%	0
2008	13.618144	11.093626	-18.54%	0
2007	12.725213	13.618144	7.02%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.676404	9.600387	-0.79%	0
2015*	10.000000	9.676404	-3.24%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	25.289841	25.022584	-1.06%	0
2015	23.279545	25.289841	8.64%	0
2014	22.114538	23.279545	5.27%	0
2013	17.409360	22.114538	27.03%	0
2012	14.483944	17.409360	20.20%	0
2011	16.036578	14.483944	-9.68%	0
2010	15.518248	16.036578	3.34%	0
2009	10.950772	15.518248	41.71%	0
2008	20.263125	10.950772	-45.96%	0
2007	15.283153	20.263125	32.58%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	13.945272	15.409956	10.50%	0
2015	13.731261	13.945272	1.56%	0
2014	12.939095	13.731261	6.12%	0
2013	9.847132	12.939095	31.40%	0
2012*	10.000000	9.847132	-1.53%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	20.663215	18.709928	-9.45%	0
2015	23.347460	20.663215	-11.50%	0
2014	27.369824	23.347460	-14.70%	0
2013	24.677254	27.369824	10.91%	0
2012	22.467908	24.677254	9.83%	0
2011	34.215049	22.467908	-34.33%	0
2010	28.199008	34.215049	21.33%	0
2009	16.225789	28.199008	73.79%	0
2008	35.001727	16.225789	-53.64%	0
2007	28.176324	35.001727	24.22%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.251857	8.501242	17.23%	0
2015	9.347254	7.251857	-22.42%	0
2014*	10.000000	9.347254	-6.53%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.863754	-1.36%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.817834	12.479398	5.60%	0
2015	12.444156	11.817834	-5.03%	0
2014	13.861445	12.444156	-10.22%	0
2013	10.113727	13.861445	37.06%	0
2012*	10.000000	10.113727	1.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	20.946927	23.131507	10.43%	0
2015	21.787170	20.946927	-3.86%	0
2014	20.371057	21.787170	6.95%	0
2013	15.479697	20.371057	31.60%	0
2012	13.765075	15.479697	12.46%	0
2011	14.249096	13.765075	-3.40%	0
2010	13.201211	14.249096	7.94%	0
2009	11.108494	13.201211	18.84%	0
2008	17.019407	11.108494	-34.73%	0
2007	16.301638	17.019407	4.40%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.302679	14.415221	0.79%	0
2015	13.861331	14.302679	3.18%	0
2014	14.122709	13.861331	-1.85%	0
2013	11.401044	14.122709	23.87%	0
2012	10.133904	11.401044	12.50%	0
2011	10.630310	10.133904	-4.67%	0
2010*	10.000000	10.630310	6.30%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.614445	9.876736	2.73%	0
2015*	10.000000	9.614445	-3.86%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	10.526423	10.815464	2.75%	0
2015	10.937444	10.526423	-3.76%	0
2014	10.477226	10.937444	4.39%	0
2013	10.858729	10.477226	-3.51%	0
2012	10.247543	10.858729	5.96%	0
2011	10.016889	10.247543	2.30%	0
2010	9.658856	10.016889	3.71%	0
2009	9.098860	9.658856	6.15%	0
2008	10.470210	9.098860	-13.10%	0
2007	10.255045	10.470210	2.10%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	17.876457	19.186419	7.33%	0
2015	18.639044	17.876457	-4.09%	0
2014	18.666144	18.639044	-0.15%	0
2013	21.079532	18.666144	-11.45%	0
2012	18.427601	21.079532	14.39%	0
2011	17.763336	18.427601	3.74%	0
2010	16.678336	17.763336	6.51%	0
2009	13.207776	16.678336	26.28%	0
2008	16.007306	13.207776	-17.49%	0
2007	15.505032	16.007306	3.24%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.133517	9.075862	11.59%	0
2015*	10.000000	8.133517	-18.66%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.125183	15.218283	7.74%	0
2015	15.678374	14.125183	-9.91%	0
2014	16.495563	15.678374	-4.95%	0
2013	12.884051	16.495563	28.03%	0
2012	10.826801	12.884051	19.00%	0
2011	11.257791	10.826801	-3.83%	0
2010*	10.000000	11.257791	12.58%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.011439	22.181857	16.68%	0
2015	20.500020	19.011439	-7.26%	0
2014	18.701629	20.500020	9.62%	0
2013	14.634636	18.701629	27.79%	0
2012	13.177002	14.634636	11.06%	0
2011	13.511004	13.177002	-2.47%	0
2010	12.303317	13.511004	9.82%	0
2009*	10.000000	12.303317	23.03%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.432264	13.152502	5.79%	0
2015	12.685341	12.432264	-2.00%	0
2014	12.449653	12.685341	1.89%	0
2013	10.405108	12.449653	19.65%	0
2012	9.265823	10.405108	12.30%	0
2011	9.458974	9.265823	-2.04%	0
2010	8.700707	9.458974	8.72%	0
2009	7.264272	8.700707	19.77%	0
2008	10.659268	7.264272	-31.85%	0
2007	10.349455	10.659268	2.99%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.857181	9.820757	-0.37%	0
2015	10.180349	9.857181	-3.17%	0
2014	9.992309	10.180349	1.88%	0
2013	10.568072	9.992309	-5.45%	0
2012	10.374831	10.568072	1.86%	0
2011	10.110563	10.374831	2.61%	0
2010	9.829046	10.110563	2.86%	0
2009	9.030547	9.829046	8.84%	0
2008	10.324324	9.030547	-12.53%	0
2007	10.331751	10.324324	-0.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	13.873198	13.490285	-2.76%	0
2015	13.417042	13.873198	3.40%	0
2014	13.575713	13.417042	-1.17%	0
2013	10.873755	13.575713	24.85%	0
2012	9.177887	10.873755	18.48%	0
2011	10.427119	9.177887	-11.98%	0
2010	9.652957	10.427119	8.02%	0
2009	7.024053	9.652957	37.43%	0
2008	11.795350	7.024053	-40.45%	0
2007	10.628974	11.795350	10.97%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.251869	14.027837	5.86%	0
2015	12.830087	13.251869	3.29%	0
2014	12.233264	12.830087	4.88%	0
2013	9.725228	12.233264	25.79%	0
2012	8.536060	9.725228	13.93%	0
2011	9.227632	8.536060	-7.49%	0
2010	8.044331	9.227632	14.71%	0
2009	5.972555	8.044331	34.69%	0
2008	11.032346	5.972555	-45.86%	0
2007	10.160608	11.032346	8.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.622422	12.531243	7.82%	0
2015	11.847007	11.622422	-1.90%	0
2014	11.074460	11.847007	6.98%	0
2013	8.581655	11.074460	29.05%	0
2012	7.554132	8.581655	13.60%	0
2011	7.961278	7.554132	-5.11%	0
2010	7.391819	7.961278	7.70%	0
2009	5.827888	7.391819	26.84%	0
2008	9.696228	5.827888	-39.90%	0
2007*	10.000000	9.696228	-3.04%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	17.500817	19.971011	14.11%	0
2015	19.289789	17.500817	-9.27%	0
2014	18.247352	19.289789	5.71%	0
2013	13.896274	18.247352	31.31%	0
2012	12.117727	13.896274	14.68%	0
2011	12.812008	12.117727	-5.42%	0
2010	11.434918	12.812008	12.04%	0
2009	9.185790	11.434918	24.48%	0
2008	15.077383	9.185790	-39.08%	0
2007	15.954173	15.077383	-5.50%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.205812	9.200779	-0.05%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	9.479547	10.248418	8.11%	0
2015	10.086388	9.479547	-6.02%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	9.467357	9.994621	5.57%	0
2015	9.930103	9.467357	-4.66%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	14.803170	16.401693	10.80%	0
2015	15.661598	14.803170	-5.48%	0
2014	15.736333	15.661598	-0.47%	0
2013	15.143627	15.736333	3.91%	0
2012	13.622108	15.143627	11.17%	0
2011	13.519013	13.622108	0.76%	0
2010	12.310412	13.519013	9.82%	0
2009	8.687912	12.310412	41.70%	0
2008	12.431832	8.687912	-30.12%	0
2007	12.422370	12.431832	0.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.278626	12.429457	10.20%	0
2015	11.761787	11.278626	-4.11%	0
2014	11.373328	11.761787	3.42%	0
2013	8.164521	11.373328	39.30%	0
2012	7.200954	8.164521	13.38%	0
2011	8.398399	7.200954	-14.26%	0
2010	7.499626	8.398399	11.98%	0
2009	5.051912	7.499626	48.45%	0
2008*	10.000000	5.051912	-49.48%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.081692	13.980369	6.87%	0
2015	13.535984	13.081692	-3.36%	0
2014	12.620976	13.535984	7.25%	0
2013	9.385881	12.620976	34.47%	0
2012	8.683396	9.385881	8.09%	0
2011	9.248876	8.683396	-6.11%	0
2010	7.712537	9.248876	19.92%	0
2009	6.053915	7.712537	27.40%	0
2008*	10.000000	6.053915	-39.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	10.942901	11.509293	5.18%	0
2015	11.476885	10.942901	-4.65%	0
2014	11.316874	11.476885	1.41%	0
2013	9.006106	11.316874	25.66%	0
2012	7.989858	9.006106	12.72%	0
2011	8.793176	7.989858	-9.14%	0
2010	7.881493	8.793176	11.57%	0
2009	6.285846	7.881493	25.38%	0
2008*	10.000000	6.285846	-37.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	10.890309	11.215566	2.99%	0
2015	11.341528	10.890309	-3.98%	0
2014	11.204757	11.341528	1.22%	0
2013	10.069378	11.204757	11.28%	0
2012	9.342781	10.069378	7.78%	0
2011	9.757394	9.342781	-4.25%	0
2010	9.106238	9.757394	7.15%	0
2009	7.830834	9.106238	16.29%	0
2008*	10.000000	7.830834	-21.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.068045	11.528970	4.16%	0
2015	11.558103	11.068045	-4.24%	0
2014	11.375106	11.558103	1.61%	0
2013	9.666940	11.375106	17.67%	0
2012	8.765587	9.666940	10.28%	0
2011	9.354005	8.765587	-6.29%	0
2010	8.575706	9.354005	9.08%	0
2009	7.116676	8.575706	20.50%	0
2008*	10.000000	7.116676	-28.83%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.300826	10.458979	1.54%	0
2015	10.692445	10.300826	-3.66%	0
2014	10.661732	10.692445	0.29%	0
2013	10.469367	10.661732	1.84%	0
2012	10.035830	10.469367	4.32%	0
2011	10.196272	10.035830	-1.57%	0
2010	9.837140	10.196272	3.65%	0
2009	8.968382	9.837140	9.69%	0
2008*	10.000000	8.968382	-10.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.867414	10.109309	2.45%	0
2015	10.623599	9.867414	-7.12%	0
2014	10.704594	10.623599	-0.76%	0
2013*	10.000000	10.704594	7.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.811722	10.114688	3.09%	0
2015	10.628351	9.811722	-7.68%	0
2014	10.841578	10.628351	-1.97%	0
2013*	10.000000	10.841578	8.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.004939	11.401017	3.60%	0
2015	11.461671	11.004939	-3.98%	0
2014	11.293930	11.461671	1.49%	0
2013	9.878328	11.293930	14.33%	0
2012	9.058725	9.878328	9.05%	0
2011	9.556419	9.058725	-5.21%	0
2010	8.841397	9.556419	8.09%	0
2009	7.470529	8.841397	18.35%	0
2008*	10.000000	7.470529	-25.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	10.988126	11.474472	4.43%	0
2015	11.495503	10.988126	-4.41%	0
2014	11.328196	11.495503	1.48%	0
2013	9.392250	11.328196	20.61%	0
2012	8.446404	9.392250	11.20%	0
2011	9.129130	8.446404	-7.48%	0
2010	8.301406	9.129130	9.97%	0
2009	6.757645	8.301406	22.84%	0
2008*	10.000000	6.757645	-32.42%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	10.734312	11.043415	2.88%	0
2015	11.179733	10.734312	-3.98%	0
2014	11.067757	11.179733	1.01%	0
2013	10.251953	11.067757	7.96%	0
2012	9.600104	10.251953	6.79%	0
2011	9.918080	9.600104	-3.21%	0
2010	9.372723	9.918080	5.82%	0
2009	8.206613	9.372723	14.21%	0
2008*	10.000000	8.206613	-17.93%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.605481	10.808702	1.92%	0
2015	11.024943	10.605481	-3.80%	0
2014	10.852282	11.024943	1.59%	0
2013	11.425398	10.852282	-5.02%	0
2012	10.953884	11.425398	4.30%	0
2011	10.623168	10.953884	3.11%	0
2010	10.251186	10.623168	3.63%	0
2009	9.727046	10.251186	5.39%	0
2008*	10.000000	9.727046	-2.73%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.534783	11.568907	0.30%	0
2015	11.947222	11.534783	-3.45%	0
2014	11.737388	11.947222	1.79%	0
2013	12.347176	11.737388	-4.94%	0
2012	11.877952	12.347176	3.95%	0
2011	11.540082	11.877952	2.93%	0
2010	10.998366	11.540082	4.93%	0
2009	9.732814	10.998366	13.00%	0
2008*	10.000000	9.732814	-2.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	19.799635	20.654432	4.32%	0
2015	24.355706	19.799635	-18.71%	0
2014	26.621870	24.355706	-8.51%	0
2013	27.314047	26.621870	-2.53%	0
2012	24.058569	27.314047	13.53%	0
2011	32.026073	24.058569	-24.88%	0
2010	28.468353	32.026073	12.50%	0
2009	17.986185	28.468353	58.28%	0
2008	44.056913	17.986185	-59.18%	0
2007	31.270657	44.056913	40.89%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	10.433628	10.201765	-2.22%	0
2015	10.762511	10.433628	-3.06%	0
2014	10.605093	10.762511	1.48%	0
2013	11.389408	10.605093	-6.89%	0
2012	11.388372	11.389408	0.01%	0
2011	10.939817	11.388372	4.10%	0
2010	10.757886	10.939817	1.69%	0
2009	10.794645	10.757886	-0.34%	0
2008	10.325586	10.794645	4.54%	0
2007	9.930258	10.325586	3.98%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	7.906071	7.674058	-2.93%	0
2015	8.146390	7.906071	-2.95%	0
2014	8.394012	8.146390	-2.95%	0
2013	8.649160	8.394012	-2.95%	0
2012	8.912792	8.649160	-2.96%	0
2011	9.182953	8.912792	-2.94%	0
2010	9.462068	9.182953	-2.95%	0
2009	9.745594	9.462068	-2.91%	0
2008	9.839750	9.745594	-0.96%	0
2007	9.676733	9.839750	1.68%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.501789	7.327224	-2.33%	0
2015	7.987147	7.501789	-6.08%	0
2014	8.289640	7.987147	-3.65%	0
2013	7.265506	8.289640	14.10%	0
2012	6.497491	7.265506	11.82%	0
2011	7.438545	6.497491	-12.65%	0
2010	6.782490	7.438545	9.67%	0
2009	5.398697	6.782490	25.63%	0
2008*	10.000000	5.398697	-46.01%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.138116	7.940002	-2.43%	0
2015	8.503677	8.138116	-4.30%	0
2014	9.340190	8.503677	-8.96%	0
2013	7.952945	9.340190	17.44%	0
2012	6.932645	7.952945	14.72%	0
2011	8.196310	6.932645	-15.42%	0
2010	7.863469	8.196310	4.23%	0
2009	6.300121	7.863469	24.81%	0
2008	11.407677	6.300121	-44.77%	0
2007	10.747304	11.407677	6.14%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	18.118136	19.250102	6.25%	0
2015	18.857152	18.118136	-3.92%	0
2014	18.507698	18.857152	1.89%	0
2013	14.986536	18.507698	23.50%	0
2012	13.324128	14.986536	12.48%	0
2011	14.290209	13.324128	-6.76%	0
2010	12.845101	14.290209	11.25%	0
2009	10.404875	12.845101	23.45%	0
2008	16.976565	10.404875	-38.71%	0
2007	16.511643	16.976565	2.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	13.681353	14.115794	3.18%	0
2015	14.121767	13.681353	-3.12%	0
2014	13.913079	14.121767	1.50%	0
2013	12.639219	13.913079	10.08%	0
2012	11.906755	12.639219	6.15%	0
2011	12.160286	11.906755	-2.08%	0
2010	11.409906	12.160286	6.58%	0
2009*	10.000000	11.409906	14.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.572663	16.284337	4.57%	0
2015	16.131868	15.572663	-3.47%	0
2014	15.798801	16.131868	2.11%	0
2013	13.623093	15.798801	15.97%	0
2012	12.506139	13.623093	8.93%	0
2011	13.007207	12.506139	-3.85%	0
2010	11.963087	13.007207	8.73%	0
2009*	10.000000	11.963087	19.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	11.272037	11.406900	1.20%	0
2015	11.584021	11.272037	-2.69%	0
2014	11.489162	11.584021	0.83%	0
2013	11.292751	11.489162	1.74%	0
2012	11.064235	11.292751	2.07%	0
2011	11.075116	11.064235	-0.10%	0
2010	10.776653	11.075116	2.77%	0
2009	10.179431	10.776653	5.87%	0
2008	11.161125	10.179431	-8.80%	0
2007	10.914890	11.161125	2.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.842487	10.098213	2.60%	0
2015	10.481438	9.842487	-6.10%	0
2014	10.541180	10.481438	-0.57%	0
2013*	10.000000	10.541180	5.41%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.781505	10.153658	3.80%	0
2015	10.493935	9.781505	-6.79%	0
2014	10.628667	10.493935	-1.27%	0
2013*	10.000000	10.628667	6.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	14.941403	15.537732	3.99%	0
2015	15.447301	14.941403	-3.27%	0
2014	15.132797	15.447301	2.08%	0
2013	13.369620	15.132797	13.19%	0
2012	12.432744	13.369620	7.54%	0
2011	12.815020	12.432744	-2.98%	0
2010	11.905037	12.815020	7.64%	0
2009	10.296586	11.905037	15.62%	0
2008	13.814220	10.296586	-25.46%	0
2007	13.473882	13.814220	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	16.842570	17.733598	5.29%	0
2015	17.482176	16.842570	-3.66%	0
2014	17.162823	17.482176	1.86%	0
2013	14.450604	17.162823	18.77%	0
2012	13.089677	14.450604	10.40%	0
2011	13.779807	13.089677	-5.01%	0
2010	12.583364	13.779807	9.51%	0
2009	10.423335	12.583364	20.72%	0
2008	15.654976	10.423335	-33.42%	4,933
2007	15.198681	15.654976	3.00%	5,532
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	13.191298	13.533399	2.59%	0
2015	13.596456	13.191298	-2.98%	0
2014	13.375809	13.596456	1.65%	0
2013	12.473268	13.375809	7.24%	0
2012	11.896832	12.473268	4.85%	0
2011	12.009887	11.896832	-0.94%	0
2010	11.403598	12.009887	5.32%	0
2009	10.256676	11.403598	11.18%	0
2008	12.440137	10.256676	-17.55%	0
2007	12.110717	12.440137	2.72%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	20.752175	20.811275	0.28%	0
2015	20.399218	20.752175	1.73%	0
2014	19.361491	20.399218	5.36%	0
2013	14.638154	19.361491	32.27%	0
2012	12.737563	14.638154	14.92%	0
2011	13.459779	12.737563	-5.37%	0
2010	12.780169	13.459779	5.32%	0
2009*	10.000000	12.780169	27.80%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.360678	9.861888	5.35%	0
2015	9.866978	9.360678	-5.13%	0
2014*	10.000000	9.866978	-1.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.778622	10.444350	6.81%	0
2015	10.061663	9.778622	-2.81%	0
2014*	10.000000	10.061663	0.62%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	24.669900	28.802487	16.75%	0
2015	26.080795	24.669900	-5.41%	0
2014	24.559963	26.080795	6.19%	0
2013	19.020236	24.559963	29.13%	0
2012	16.684424	19.020236	14.00%	0
2011	17.639428	16.684424	-5.41%	0
2010	14.401560	17.639428	22.48%	0
2009	10.850989	14.401560	32.72%	0
2008	17.598661	10.850989	-38.34%	0
2007	16.861860	17.598661	4.37%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	11.679581	12.316203	5.45%	0
2015	12.392843	11.679581	-5.76%	0
2014	12.292154	12.392843	0.82%	0
2013	12.809876	12.292154	-4.04%	0
2012	11.759651	12.809876	8.93%	0
2011	11.479278	11.759651	2.44%	0
2010	10.695682	11.479278	7.33%	0
2009	8.860434	10.695682	20.71%	0
2008	11.038560	8.860434	-19.73%	0
2007	10.873019	11.038560	1.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.340998	8.842060	-5.34%	0
2015	9.688426	9.340998	-3.59%	0
2014	10.119803	9.688426	-4.26%	0
2013	8.612093	10.119803	17.51%	0
2012	7.682149	8.612093	12.11%	0
2011	8.758166	7.682149	-12.29%	0
2010	7.929440	8.758166	10.45%	0
2009	6.002927	7.929440	32.09%	0
2008*	10.000000	6.002927	-39.97%	0
1000

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	11.921771	12.147407	1.89%	0
2015	12.978095	11.921771	-8.14%	0
2014	14.805548	12.978095	-12.34%	0
2013	12.602595	14.805548	17.48%	0
2012	11.095046	12.602595	13.59%	0
2011	13.676901	11.095046	-18.88%	0
2010	13.307826	13.676901	2.77%	0
2009	10.588073	13.307826	25.69%	0
2008	20.385962	10.588073	-48.06%	0
2007	20.455168	20.385962	-0.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	12.945650	12.814858	-1.01%	0
2015	12.934375	12.945650	0.09%	0
2014	12.099609	12.934375	6.90%	0
2013	9.275219	12.099609	30.45%	0
2012	8.229519	9.275219	12.71%	0
2011	8.762396	8.229519	-6.08%	0
2010	7.826491	8.762396	11.96%	0
2009	6.234432	7.826491	25.54%	0
2008*	10.000000	6.234432	-37.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.506000	12.959418	12.63%	0
2015	12.277763	11.506000	-6.29%	0
2014	11.475503	12.277763	6.99%	0
2013	8.756815	11.475503	31.05%	0
2012	7.673691	8.756815	14.11%	0
2011	8.419505	7.673691	-8.86%	0
2010	7.694492	8.419505	9.42%	0
2009	6.222654	7.694492	23.65%	0
2008*	10.000000	6.222654	-37.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.533122	12.901034	2.94%	0
2015	12.958962	12.533122	-3.29%	0
2014	12.874062	12.958962	0.66%	0
2013	9.570396	12.874062	34.52%	0
2012	8.602231	9.570396	11.25%	0
2011	9.276101	8.602231	-7.26%	0
2010	7.557429	9.276101	22.74%	0
2009	6.145756	7.557429	22.97%	0
2008*	10.000000	6.145756	-38.54%	0
1001

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	14.691025	16.767596	14.13%	0
2015	15.587461	14.691025	-5.75%	0
2014	13.725158	15.587461	13.57%	0
2013	10.423313	13.725158	31.68%	0
2012	9.231865	10.423313	12.91%	0
2011	9.738001	9.231865	-5.20%	0
2010	8.387155	9.738001	16.11%	0
2009	6.623845	8.387155	26.62%	0
2008*	10.000000	6.623845	-33.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	16.788070	17.607199	4.88%	0
2015	17.207315	16.788070	-2.44%	0
2014	17.291534	17.207315	-0.49%	0
2013	12.376960	17.291534	39.71%	0
2012	11.277508	12.376960	9.75%	0
2011	11.720584	11.277508	-3.78%	0
2010	9.653116	11.720584	21.42%	0
2009	7.820439	9.653116	23.43%	0
2008	15.073468	7.820439	-48.12%	0
2007	14.186413	15.073468	6.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	22.927058	27.952571	21.92%	0
2015	25.209683	22.927058	-9.05%	0
2014	24.330004	25.209683	3.62%	0
2013	17.903334	24.330004	35.90%	0
2012	15.334949	17.903334	16.75%	0
2011	16.711580	15.334949	-8.24%	0
2010	13.614638	16.711580	22.75%	0
2009	11.146145	13.614638	22.15%	0
2008	16.965669	11.146145	-34.30%	0
2007	18.846948	16.965669	-9.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	21.869378	26.011310	18.94%	0
2015	22.969556	21.869378	-4.79%	0
2014	23.537007	22.969556	-2.41%	0
2013	17.254866	23.537007	36.41%	0
2012	15.430929	17.254866	11.82%	0
2011	16.878617	15.430929	-8.58%	0
2010	13.915191	16.878617	21.30%	0
2009	10.665943	13.915191	30.46%	0
2008	17.829253	10.665943	-40.18%	0
2007	18.032670	17.829253	-1.13%	0
1002

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	16.667714	17.982501	7.89%	0
2015	17.061470	16.667714	-2.31%	0
2014	15.722256	17.061470	8.52%	0
2013	12.386188	15.722256	26.93%	0
2012	11.211129	12.386188	10.48%	0
2011	11.507700	11.211129	-2.58%	0
2010	10.472423	11.507700	9.89%	0
2009	8.594355	10.472423	21.85%	0
2008	15.167735	8.594355	-43.34%	0
2007	14.487740	15.167735	4.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.596120	12.062925	4.03%	0
2015	12.665585	11.596120	-8.44%	0
2014	10.147469	12.665585	24.82%	0
2013	10.181046	10.147469	-0.33%	0
2012	9.076856	10.181046	12.16%	0
2011	8.811246	9.076856	3.01%	0
2010	6.993235	8.811246	26.00%	0
2009	5.521244	6.993235	26.66%	0
2008*	10.000000	5.521244	-44.79%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.436454	13.446229	8.12%	0
2015	12.694796	12.436454	-2.04%	0
2014	11.567863	12.694796	9.74%	0
2013*	10.000000	11.567863	15.68%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.115894	9.068167	-0.52%	0
2015	9.425150	9.115894	-3.28%	0
2014	9.663913	9.425150	-2.47%	0
2013	9.947194	9.663913	-2.85%	0
2012	9.901468	9.947194	0.46%	0
2011	10.070888	9.901468	-1.68%	0
2010	10.131824	10.070888	-0.60%	0
2009	9.746788	10.131824	3.95%	0
2008*	10.000000	9.746788	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.641720	13.657569	17.32%	0
2015	12.611356	11.641720	-7.69%	0
2014	12.429025	12.611356	1.47%	0
2013*	10.000000	12.429025	24.29%	0
1003

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.600898	12.366502	-1.86%	0
2015	13.511444	12.600898	-6.74%	0
2014	15.157163	13.511444	-10.86%	0
2013	13.004540	15.157163	16.55%	0
2012	11.207938	13.004540	16.03%	0
2011	13.186917	11.207938	-15.01%	0
2010	12.776639	13.186917	3.21%	0
2009*	10.000000	12.776639	27.77%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	11.494502	10.953721	-4.70%	0
2015	11.665689	11.494502	-1.47%	0
2014	12.427217	11.665689	-6.13%	0
2013	10.866776	12.427217	14.36%	0
2012	9.451239	10.866776	14.98%	0
2011	11.107986	9.451239	-14.91%	0
2010	9.380161	11.107986	18.42%	0
2009	7.185491	9.380161	30.54%	0
2008	13.823919	7.185491	-48.02%	0
2007	13.802968	13.823919	0.15%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	24.508663	24.777554	1.10%	0
2015	25.005005	24.508663	-1.98%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	8.477969	8.328865	-1.76%	0
2015	8.719657	8.477969	-2.77%	0
2014	8.930240	8.719657	-2.36%	0
2013	9.145294	8.930240	-2.35%	0
2012	9.009112	9.145294	1.51%	0
2011	9.255475	9.009112	-2.66%	0
2010	9.058055	9.255475	2.18%	0
2009	8.235737	9.058055	9.98%	0
2008	9.802519	8.235737	-15.98%	0
2007	9.642015	9.802519	1.66%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	19.943157	21.265419	6.63%	0
2015	20.645091	19.943157	-3.40%	0
2014	19.271817	20.645091	7.13%	0
2013	14.430762	19.271817	33.55%	0
2012	13.399279	14.430762	7.70%	0
2011	14.244578	13.399279	-5.93%	0
2010	11.946702	14.244578	19.23%	0
2009	9.366360	11.946702	27.55%	0
2008	15.938300	9.366360	-41.23%	0
2007	15.263359	15.938300	4.42%	0
1004

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	23.592205	22.862094	-3.09%	0
2015	23.448294	23.592205	0.61%	0
2014	23.674364	23.448294	-0.95%	0
2013	19.208899	23.674364	23.25%	0
2012	16.365383	19.208899	17.38%	0
2011	18.433980	16.365383	-11.22%	0
2010	16.415958	18.433980	12.29%	0
2009	12.138109	16.415958	35.24%	0
2008	20.962064	12.138109	-42.09%	0
2007	20.364400	20.962064	2.93%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.211642	9.500784	3.14%	0
2015	9.734259	9.211642	-5.37%	0
2014	9.786328	9.734259	-0.53%	0
2013	10.120970	9.786328	-3.31%	0
2012*	10.000000	10.120970	1.21%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.938427	8.439871	-5.58%	0
2015	8.932727	8.938427	0.06%	0
2014*	10.000000	8.932727	-10.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	18.242661	19.706546	8.02%	0
2015	18.230786	18.242661	0.07%	0
2014	17.015234	18.230786	7.14%	0
2013	13.338624	17.015234	27.56%	0
2012	11.787170	13.338624	13.16%	0
2011	12.183049	11.787170	-3.25%	0
2010	10.837882	12.183049	12.41%	0
2009	8.724917	10.837882	24.22%	0
2008	14.649022	8.724917	-40.44%	0
2007	14.494993	14.649022	1.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	24.769575	28.289602	14.21%	0
2015	27.178888	24.769575	-8.86%	0
2014	25.081816	27.178888	8.36%	0
2013	18.377890	25.081816	36.48%	0
2012	16.093946	18.377890	14.19%	0
2011	16.987013	16.093946	-5.26%	0
2010	14.223470	16.987013	19.43%	0
2009	10.706939	14.223470	32.84%	0
2008	17.796596	10.706939	-39.84%	0
2007	18.599571	17.796596	-4.32%	0
1005

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.769946	9.610482	9.58%	0
2015	9.950938	8.769946	-11.87%	0
2014	10.207013	9.950938	-2.51%	0
2013	10.505798	10.207013	-2.84%	0
2012*	10.000000	10.505798	5.06%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	9.088642	9.986809	9.88%	0
2015	9.591767	9.088642	-5.25%	0
2014*	10.000000	9.591767	-4.08%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.749072	9.736982	-0.12%	0
2015	10.821928	9.749072	-9.91%	0
2014	11.117416	10.821928	-2.66%	0
2013	12.260503	11.117416	-9.32%	0
2012	12.005994	12.260503	2.12%	0
2011	11.409661	12.005994	5.23%	0
2010	10.749044	11.409661	6.15%	0
2009*	10.000000	10.749044	7.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.238454	10.066914	-1.68%	0
2015	10.527685	10.238454	-2.75%	0
2014	10.767126	10.527685	-2.22%	0
2013	11.120229	10.767126	-3.18%	0
2012	10.836072	11.120229	2.62%	0
2011	11.053145	10.836072	-1.96%	0
2010	10.827624	11.053145	2.08%	0
2009*	10.000000	10.827624	8.28%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.001287	0.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.836998	9.794255	-0.43%	0
2015	10.102101	9.836998	-2.62%	0
2014	9.992725	10.102101	1.09%	0
2013	10.512293	9.992725	-4.94%	0
2012	9.892826	10.512293	6.26%	0
2011*	10.000000	9.892826	-1.07%	0
1006

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	15.554681	17.364272	11.63%	0
2015	17.332373	15.554681	-10.26%	0
2014	16.128201	17.332373	7.47%	0
2013	12.248259	16.128201	31.68%	0
2012	10.594005	12.248259	15.62%	0
2011	11.446730	10.594005	-7.45%	0
2010	10.311785	11.446730	11.01%	0
2009	8.185103	10.311785	25.98%	0
2008	13.758686	8.185103	-40.51%	0
2007	15.090676	13.758686	-8.83%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.261869	2.62%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	14.705950	13.923061	-5.32%	0
2015	15.131832	14.705950	-2.81%	0
2014	16.725553	15.131832	-9.53%	0
2013	13.456337	16.725553	24.29%	0
2012	11.373594	13.456337	18.31%	0
2011	14.108140	11.373594	-19.38%	0
2010	13.211934	14.108140	6.78%	0
2009	10.922951	13.211934	20.96%	0
2008	20.082137	10.922951	-45.61%	0
2007	19.098030	20.082137	5.15%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	28.839304	24.991214	-13.34%	0
2015	26.421094	28.839304	9.15%	0
2014	20.745934	26.421094	27.36%	0
2013	14.202079	20.745934	46.08%	0
2012	11.171495	14.202079	27.13%	0
2011	10.427359	11.171495	7.14%	0
2010*	10.000000	10.427359	4.27%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.236070	7.303440	39.48%	0
2015	8.107217	5.236070	-35.41%	0
2014	10.326868	8.107217	-21.49%	0
2013	9.626709	10.326868	7.27%	0
2012*	10.000000	9.626709	-3.73%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.144003	7.160185	39.19%	0
2015	7.986177	5.144003	-35.59%	0
2014	10.203354	7.986177	-21.73%	0
2013	9.532141	10.203354	7.04%	0
2012*	10.000000	9.532141	-4.68%	0
1007

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	16.209445	16.345417	0.84%	0
2015	17.239069	16.209445	-5.97%	0
2014	16.119008	17.239069	6.95%	0
2013	12.401168	16.119008	29.98%	0
2012	10.989915	12.401168	12.84%	0
2011	12.153096	10.989915	-9.57%	0
2010	11.146298	12.153096	9.03%	0
2009	9.039030	11.146298	23.31%	0
2008	14.991027	9.039030	-39.70%	0
2007	14.050799	14.991027	6.69%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	14.817113	15.484381	4.50%	0
2015	15.079176	14.817113	-1.74%	0
2014	13.160835	15.079176	14.58%	0
2013	11.335506	13.160835	16.10%	0
2012	10.333881	11.335506	9.69%	0
2011	9.998802	10.333881	3.35%	0
2010	9.093941	9.998802	9.95%	0
2009	8.116049	9.093941	12.05%	0
2008	11.798030	8.116049	-31.21%	0
2007	11.300254	11.798030	4.40%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	18.043803	17.603761	-2.44%	0
2015	18.345761	18.043803	-1.65%	0
2014	18.200141	18.345761	0.80%	0
2013	13.406350	18.200141	35.76%	0
2012	11.474925	13.406350	16.83%	0
2011	12.516670	11.474925	-8.32%	0
2010*	10.000000	12.516670	25.17%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	18.972055	19.840377	4.58%	0
2015	20.129125	18.972055	-5.75%	0
2014	21.138132	20.129125	-4.77%	0
2013	14.497759	21.138132	45.80%	0
2012	13.849471	14.497759	4.68%	0
2011	14.957237	13.849471	-7.41%	0
2010	12.156733	14.957237	23.04%	0
2009	8.206204	12.156733	48.14%	0
2008	14.436262	8.206204	-43.16%	0
2007	13.072136	14.436262	10.44%	0
1008

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.546420	10.575273	0.27%	0
2015	11.015857	10.546420	-4.26%	0
2014	10.898090	11.015857	1.08%	0
2013	10.037305	10.898090	8.58%	0
2012*	10.000000	10.037305	0.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	18.000019	19.394594	7.75%	0
2015	18.295699	18.000019	-1.62%	0
2014	17.258192	18.295699	6.01%	0
2013	13.218840	17.258192	30.56%	0
2012	11.624079	13.218840	13.72%	0
2011	11.297040	11.624079	2.89%	0
2010	10.324736	11.297040	9.42%	0
2009	8.844375	10.324736	16.74%	0
2008	15.375622	8.844375	-42.48%	0
2007	15.118942	15.375622	1.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	24.463470	29.615395	21.06%	0
2015	26.743023	24.463470	-8.52%	0
2014	25.306276	26.743023	5.68%	0
2013	18.954769	25.306276	33.51%	0
2012	16.495727	18.954769	14.91%	0
2011	18.609632	16.495727	-11.36%	0
2010	15.154942	18.609632	22.80%	0
2009	10.951889	15.154942	38.38%	0
2008	17.573499	10.951889	-37.68%	0
2007	17.847442	17.573499	-1.53%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.718584	10.854078	1.26%	0
2015	11.329801	10.718584	-5.39%	0
2014	11.307104	11.329801	0.20%	0
2013	12.736916	11.307104	-11.23%	0
2012	12.228608	12.736916	4.16%	0
2011	11.280726	12.228608	8.40%	0
2010	11.063202	11.280726	1.97%	0
2009	10.348302	11.063202	6.91%	0
2008	10.840574	10.348302	-4.54%	0
2007	10.208498	10.840574	6.19%	0
1009

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	17.114160	18.793676	9.81%	0
2015	18.759547	17.114160	-8.77%	0
2014	17.216604	18.759547	8.96%	0
2013	13.100284	17.216604	31.42%	0
2012	11.800335	13.100284	11.02%	0
2011	11.826631	11.800335	-0.22%	0
2010	10.707908	11.826631	10.45%	0
2009	9.373178	10.707908	14.24%	0
2008	14.805438	9.373178	-36.69%	0
2007	15.332417	14.805438	-3.44%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	19.138489	22.783822	19.05%	0
2015	20.047135	19.138489	-4.53%	0
2014	17.779821	20.047135	12.75%	0
2013	14.110382	17.779821	26.01%	0
2012	12.516667	14.110382	12.73%	0
2011	13.012718	12.516667	-3.81%	0
2010	11.275194	13.012718	15.41%	0
2009	8.955068	11.275194	25.91%	0
2008	12.229905	8.955068	-26.78%	0
2007	12.923783	12.229905	-5.37%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.654582	10.869859	12.59%	0
2015*	10.000000	9.654582	-3.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.347878	13.441247	0.70%	0
2015	13.899916	13.347878	-3.97%	0
2014	14.058217	13.899916	-1.13%	0
2013	12.666872	14.058217	10.98%	0
2012	11.875898	12.666872	6.66%	0
2011	12.704915	11.875898	-6.53%	0
2010	11.932835	12.704915	6.47%	0
2009*	10.000000	11.932835	19.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.113850	9.974507	9.44%	0
2015*	10.000000	9.113850	-8.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.682327	9.623612	-0.61%	0
2015*	10.000000	9.682327	-3.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.241296	14.295017	27.17%	0
2015	12.389729	11.241296	-9.27%	0
2014	12.093499	12.389729	2.45%	0
2013*	10.000000	12.093499	20.93%	0
1010

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.178177	11.374704	11.76%	0
2015	10.763861	10.178177	-5.44%	0
2014*	10.000000	10.763861	7.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	24.963517	30.447205	21.97%	0
2015	26.349524	24.963517	-5.26%	0
2014	25.841047	26.349524	1.97%	0
2013	18.931646	25.841047	36.50%	0
2012	16.863795	18.931646	12.26%	0
2011	17.287045	16.863795	-2.45%	0
2010	14.163198	17.287045	22.06%	0
2009	11.678616	14.163198	21.27%	0
2008	17.428380	11.678616	-32.99%	0
2007	18.089017	17.428380	-3.65%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	18.505301	20.005610	8.11%	0
2015	18.913405	18.505301	-2.16%	0
2014	17.239232	18.913405	9.71%	0
2013	13.493826	17.239232	27.76%	0
2012	12.047790	13.493826	12.00%	0
2011	12.221573	12.047790	-1.42%	0
2010	11.000160	12.221573	11.10%	0
2009	8.997099	11.000160	22.26%	0
2008	14.799078	8.997099	-39.21%	0
2007	14.533868	14.799078	1.82%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	16.305912	17.025622	4.41%	0
2015	17.279187	16.305912	-5.63%	0
2014	16.520562	17.279187	4.59%	0
2013	14.095727	16.520562	17.20%	0
2012	13.195006	14.095727	6.83%	0
2011	12.508938	13.195006	5.48%	0
2010	11.209100	12.508938	11.60%	0
2009	9.454172	11.209100	18.56%	0
2008	13.869227	9.454172	-31.83%	0
2007	13.383510	13.869227	3.63%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	14.598979	16.540000	13.30%	0
2015	15.439996	14.598979	-5.45%	0
2014	15.710022	15.439996	-1.72%	0
2013	10.926695	15.710022	43.78%	0
2012	9.369151	10.926695	16.62%	0
2011	11.238531	9.369151	-16.63%	0
2010	8.856455	11.238531	26.90%	0
2009	7.259988	8.856455	21.99%	0
2008	12.028400	7.259988	-39.64%	0
2007	13.979570	12.028400	-13.96%	0
1011

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.408806	9.943812	5.69%	0
2015	9.797012	9.408806	-3.96%	0
2014*	10.000000	9.797012	-2.03%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	11.368337	10.534054	-7.34%	0
2015	12.525992	11.368337	-9.24%	0
2014	13.087598	12.525992	-4.29%	0
2013	11.619832	13.087598	12.63%	0
2012	10.888328	11.619832	6.72%	0
2011	11.878799	10.888328	-8.34%	0
2010	10.836319	11.878799	9.62%	0
2009	9.863096	10.836319	9.87%	0
2008	14.457937	9.863096	-31.78%	0
2007	13.596609	14.457937	6.33%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	10.981611	11.029305	0.43%	0
2015	11.371231	10.981611	-3.43%	0
2014	11.325070	11.371231	0.41%	0
2013	11.588379	11.325070	-2.27%	0
2012	10.916466	11.588379	6.16%	0
2011	11.033547	10.916466	-1.06%	0
2010	10.504696	11.033547	5.03%	0
2009	9.012821	10.504696	16.55%	0
2008	10.050698	9.012821	-10.33%	0
2007	9.856585	10.050698	1.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	12.614943	12.877585	2.08%	0
2015	13.074475	12.614943	-3.51%	0
2014	12.934173	13.074475	1.08%	0
2013	11.779629	12.934173	9.80%	0
2012	10.884083	11.779629	8.23%	0
2011	11.268121	10.884083	-3.41%	0
2010	10.321487	11.268121	9.17%	0
2009	8.584292	10.321487	20.24%	0
2008	11.826686	8.584292	-27.42%	0
2007	11.247150	11.826686	5.15%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.089013	13.434229	2.64%	0
2015	13.556107	13.089013	-3.45%	0
2014	13.361387	13.556107	1.46%	0
2013	11.912047	13.361387	12.17%	0
2012	10.861630	11.912047	9.67%	0
2011	11.337599	10.861630	-4.20%	0
2010	10.223115	11.337599	10.90%	0
2009	8.198691	10.223115	24.69%	0
2008	12.578500	8.198691	-34.82%	0
2007	11.794078	12.578500	6.65%	0
1012

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	13.649033	14.084633	3.19%	0
2015	14.146156	13.649033	-3.51%	0
2014	13.923269	14.146156	1.60%	0
2013	11.822631	13.923269	17.77%	0
2012	10.582497	11.822631	11.72%	0
2011	11.226772	10.582497	-5.74%	0
2010	9.986754	11.226772	12.42%	0
2009	7.848539	9.986754	27.24%	0
2008	13.087557	7.848539	-40.03%	0
2007	12.148444	13.087557	7.73%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.316113	3.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.330498	14.674224	29.51%	0
2015	14.740147	11.330498	-23.13%	0
2014	17.420552	14.740147	-15.39%	0
2013	14.466196	17.420552	20.42%	0
2012	14.240523	14.466196	1.58%	0
2011	15.485365	14.240523	-8.04%	0
2010	13.397342	15.485365	15.59%	0
2009	9.359283	13.397342	43.14%	0
2008	21.163955	9.359283	-55.78%	0
2007	14.983295	21.163955	41.25%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	16.453406	18.787838	14.19%	0
2015	17.713127	16.453406	-7.11%	0
2014	16.833538	17.713127	5.23%	0
2013	13.576009	16.833538	23.99%	0
2012	11.957468	13.576009	13.54%	0
2011	12.246364	11.957468	-2.36%	0
2010	10.985978	12.246364	11.47%	0
2009	8.719962	10.985978	25.99%	0
2008	15.720908	8.719962	-44.53%	0
2007	16.006173	15.720908	-1.78%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.133609	11.34%	0
1013

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	19.355306	18.879449	-2.46%	0
2015	18.665200	19.355306	3.70%	0
2014	17.333519	18.665200	7.68%	0
2013	13.139121	17.333519	31.92%	0
2012	11.840944	13.139121	10.96%	0
2011	12.210356	11.840944	-3.03%	0
2010	10.162592	12.210356	20.15%	0
2009	8.187300	10.162592	24.13%	0
2008	16.020120	8.187300	-48.89%	0
2007	13.041325	16.020120	22.84%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.094237	11.244239	1.35%	0
2015	11.535407	11.094237	-3.82%	0
2014	11.259619	11.535407	2.45%	0
2013	11.852990	11.259619	-5.01%	0
2012	11.572018	11.852990	2.43%	0
2011	11.144821	11.572018	3.83%	0
2010	10.683091	11.144821	4.32%	0
2009	9.537945	10.683091	12.01%	0
2008	10.185518	9.537945	-6.36%	0
2007	10.090136	10.185518	0.95%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	28.649336	31.105941	8.57%	0
2015	30.024590	28.649336	-4.58%	0
2014	29.192498	30.024590	2.85%	0
2013	22.149732	29.192498	31.80%	0
2012	19.933533	22.149732	11.12%	0
2011	23.050741	19.933533	-13.52%	0
2010	18.482195	23.050741	24.72%	0
2009	13.633871	18.482195	35.56%	0
2008	23.274860	13.633871	-41.42%	0
2007	20.807151	23.274860	11.86%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	18.079288	16.614340	-8.10%	0
2015	18.043771	18.079288	0.20%	0
2014	20.285045	18.043771	-11.05%	0
2013	16.065525	20.285045	26.26%	0
2012	13.759489	16.065525	16.76%	0
2011	17.160261	13.759489	-19.82%	0
2010	15.678928	17.160261	9.45%	0
2009	12.806158	15.678928	22.43%	0
2008	23.560250	12.806158	-45.65%	0
2007	20.753700	23.560250	13.52%	0
1014

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	21.722777	23.026681	6.00%	0
2015	23.132807	21.722777	-6.10%	0
2014	22.390040	23.132807	3.32%	0
2013	17.730361	22.390040	26.28%	0
2012	14.386311	17.730361	23.24%	0
2011	16.304096	14.386311	-11.76%	0
2010	13.303839	16.304096	22.55%	0
2009	8.727411	13.303839	52.44%	0
2008	18.471579	8.727411	-52.75%	0
2007	18.063175	18.471579	2.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.259580	11.264483	9.79%	0
2015	11.277708	10.259580	-9.03%	0
2014	11.304578	11.277708	-0.24%	0
2013	9.415818	11.304578	20.06%	0
2012	8.417115	9.415818	11.87%	0
2011	8.812826	8.417115	-4.49%	0
2010	8.240249	8.812826	6.95%	0
2009	6.522022	8.240249	26.35%	0
2008*	10.000000	6.522022	-34.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	11.905436	13.168938	10.61%	0
2015	13.205310	11.905436	-9.84%	0
2014	13.013073	13.205310	1.48%	0
2013	11.773984	13.013073	10.52%	0
2012	10.775611	11.773984	9.27%	0
2011	10.849443	10.775611	-0.68%	0
2010	9.926757	10.849443	9.29%	0
2009	7.547142	9.926757	31.53%	0
2008	11.061170	7.547142	-31.77%	0
2007	10.992170	11.061170	0.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	18.185028	20.471090	12.57%	0
2015	19.457307	18.185028	-6.54%	0
2014	18.449684	19.457307	5.46%	0
2013	14.665828	18.449684	25.80%	0
2012	13.505040	14.665828	8.60%	0
2011	13.133889	13.505040	2.83%	0
2010	11.222863	13.133889	17.03%	0
2009	9.859901	11.222863	13.82%	0
2008	13.944266	9.859901	-29.29%	0
2007	14.775106	13.944266	-5.62%	0
1015

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	22.352190	28.229541	26.29%	0
2015	24.881733	22.352190	-10.17%	0
2014	25.505883	24.881733	-2.45%	0
2013	19.300186	25.505883	32.15%	0
2012	16.807809	19.300186	14.83%	0
2011	18.003687	16.807809	-6.64%	0
2010	14.474786	18.003687	24.38%	0
2009	11.553957	14.474786	25.28%	0
2008	17.783788	11.553957	-35.03%	0
2007	18.784090	17.783788	-5.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.204261	8.207812	13.93%	0
2015	9.238363	7.204261	-22.02%	0
2014*	10.000000	9.238363	-7.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	15.772897	16.398846	3.97%	0
2015	17.390097	15.772897	-9.30%	0
2014	20.173998	17.390097	-13.80%	0
2013	16.912625	20.173998	19.28%	0
2012	14.747900	16.912625	14.68%	0
2011	17.012726	14.747900	-13.31%	0
2010	16.178359	17.012726	5.16%	0
2009	12.170418	16.178359	32.93%	0
2008	21.045257	12.170418	-42.17%	0
2007	18.794486	21.045257	11.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.172427	9.159477	-0.14%	0
2015	9.881585	9.172427	-7.18%	0
2014*	10.000000	9.881585	-1.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.253929	10.378651	1.22%	0
2015	11.224072	10.253929	-8.64%	0
2014	11.132002	11.224072	0.83%	0
2013	10.105243	11.132002	10.16%	0
2012*	10.000000	10.105243	1.05%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.823000	9.483018	-3.46%	0
2015	9.942975	9.823000	-1.21%	0
2014	9.794116	9.942975	1.52%	0
2013*	10.000000	9.794116	-2.06%	0
1016

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.781491	13.638818	-1.04%	0
2015	13.563480	13.781491	1.61%	0
2014	12.927020	13.563480	4.92%	0
2013	9.532907	12.927020	35.60%	0
2012*	10.000000	9.532907	-4.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.508327	12.633512	9.78%	0
2015	12.394919	11.508327	-7.15%	0
2014	12.266847	12.394919	1.04%	0
2013	9.844013	12.266847	24.61%	0
2012*	10.000000	9.844013	-1.56%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.059500	12.741234	-2.44%	0
2015	13.324648	13.059500	-1.99%	0
2014	12.755702	13.324648	4.46%	0
2013	9.626380	12.755702	32.51%	0
2012*	10.000000	9.626380	-3.74%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	12.752624	12.053324	-5.48%	0
2015	14.344475	12.752624	-11.10%	0
2014	15.610230	14.344475	-8.11%	0
2013	12.860651	15.610230	21.38%	0
2012	11.125782	12.860651	15.59%	0
2011	12.359962	11.125782	-9.99%	0
2010	11.724766	12.359962	5.42%	0
2009*	10.000000	11.724766	17.25%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.272252	11.578038	12.71%	0
2015	11.326832	10.272252	-9.31%	0
2014	11.458870	11.326832	-1.15%	0
2013	10.690714	11.458870	7.19%	0
2012*	10.000000	10.690714	6.91%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	11.995274	12.348010	2.94%	0
2015	13.125019	11.995274	-8.61%	0
2014	12.543833	13.125019	4.63%	0
2013	9.952114	12.543833	26.04%	0
2012*	10.000000	9.952114	-0.48%	0
1017

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	18.157042	18.375370	1.20%	0
2015	18.642116	18.157042	-2.60%	0
2014	17.755849	18.642116	4.99%	0
2013	15.279115	17.755849	16.21%	0
2012	13.894395	15.279115	9.97%	0
2011	14.131672	13.894395	-1.68%	0
2010	13.474426	14.131672	4.88%	0
2009	11.061239	13.474426	21.82%	0
2008	13.585399	11.061239	-18.58%	0
2007	12.701195	13.585399	6.96%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.673075	9.592149	-0.84%	0
2015*	10.000000	9.673075	-3.27%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	25.125338	24.847044	-1.11%	0
2015	23.140039	25.125338	8.58%	0
2014	21.993343	23.140039	5.21%	0
2013	17.322864	21.993343	26.96%	0
2012	14.419423	17.322864	20.14%	0
2011	15.973370	14.419423	-9.73%	0
2010	15.465044	15.973370	3.29%	0
2009	10.918844	15.465044	41.64%	0
2008	20.214493	10.918844	-45.99%	0
2007	15.254372	20.214493	32.52%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	13.918869	15.372882	10.45%	0
2015	13.712332	13.918869	1.51%	0
2014	12.927913	13.712332	6.07%	0
2013	9.843691	12.927913	31.33%	0
2012*	10.000000	9.843691	-1.56%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	20.528691	18.578557	-9.50%	0
2015	23.207427	20.528691	-11.54%	0
2014	27.219707	23.207427	-14.74%	0
2013	24.554547	27.219707	10.85%	0
2012	22.367761	24.554547	9.78%	0
2011	34.080093	22.367761	-34.37%	0
2010	28.102251	34.080093	21.27%	0
2009	16.178450	28.102251	73.70%	0
2008	34.917682	16.178450	-53.67%	0
2007	28.123230	34.917682	24.16%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.245609	8.489563	17.17%	0
2015	9.344028	7.245609	-22.46%	0
2014*	10.000000	9.344028	-6.56%	0
1018

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.860384	-1.40%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.795518	12.449438	5.54%	0
2015	12.427060	11.795518	-5.08%	0
2014	13.849544	12.427060	-10.27%	0
2013	10.110253	13.849544	36.99%	0
2012*	10.000000	10.110253	1.10%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	20.810563	22.969112	10.37%	0
2015	21.656497	20.810563	-3.91%	0
2014	20.259305	21.656497	6.90%	0
2013	15.402713	20.259305	31.53%	0
2012	13.703693	15.402713	12.40%	0
2011	14.192863	13.703693	-3.45%	0
2010	13.155897	14.192863	7.88%	0
2009	11.076061	13.155897	18.78%	0
2008	16.978496	11.076061	-34.76%	0
2007	16.270888	16.978496	4.35%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.261028	14.365853	0.74%	0
2015	13.828085	14.261028	3.13%	0
2014	14.096094	13.828085	-1.90%	0
2013	11.385418	14.096094	23.81%	0
2012	10.125233	11.385418	12.45%	0
2011	10.626680	10.125233	-4.72%	0
2010*	10.000000	10.626680	6.27%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.610658	9.867777	2.68%	0
2015*	10.000000	9.610658	-3.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	10.457899	10.739534	2.69%	0
2015	10.871845	10.457899	-3.81%	0
2014	10.419751	10.871845	4.34%	0
2013	10.804720	10.419751	-3.56%	0
2012	10.201843	10.804720	5.91%	0
2011	9.977353	10.201843	2.25%	0
2010	9.625695	9.977353	3.65%	0
2009	9.072306	9.625695	6.10%	0
2008	10.445043	9.072306	-13.14%	0
2007	10.235700	10.445043	2.05%	0
1019

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	17.757108	19.048541	7.27%	0
2015	18.524154	17.757108	-4.14%	0
2014	18.560654	18.524154	-0.20%	0
2013	20.971214	18.560654	-11.49%	0
2012	18.342377	20.971214	14.33%	0
2011	17.690276	18.342377	3.69%	0
2010	16.618294	17.690276	6.45%	0
2009	13.166997	16.618294	26.21%	0
2008	15.966124	13.166997	-17.53%	0
2007	15.473146	15.966124	3.19%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.130708	9.068082	11.53%	0
2015*	10.000000	8.130708	-18.69%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.087645	15.170043	7.68%	0
2015	15.644768	14.087645	-9.95%	0
2014	16.468691	15.644768	-5.00%	0
2013	12.869688	16.468691	27.96%	0
2012	10.820323	12.869688	18.94%	0
2011	11.256837	10.820323	-3.88%	0
2010*	10.000000	11.256837	12.57%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	18.946246	22.094436	16.62%	0
2015	20.440262	18.946246	-7.31%	0
2014	18.656728	20.440262	9.56%	0
2013	14.607016	18.656728	27.72%	0
2012	13.158923	14.607016	11.00%	0
2011	13.499407	13.158923	-2.52%	0
2010	12.299084	13.499407	9.76%	0
2009*	10.000000	12.299084	22.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.370416	13.080339	5.74%	0
2015	12.628742	12.370416	-2.05%	0
2014	12.400494	12.628742	1.84%	0
2013	10.369372	12.400494	19.59%	0
2012	9.238780	10.369372	12.24%	0
2011	9.436223	9.238780	-2.09%	0
2010	8.684254	9.436223	8.66%	0
2009	7.254275	8.684254	19.71%	0
2008	10.650098	7.254275	-31.89%	0
2007	10.345915	10.650098	2.94%	0
1020

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.808193	9.766930	-0.42%	0
2015	10.134970	9.808193	-3.22%	0
2014	9.952899	10.134970	1.83%	0
2013	10.531816	9.952899	-5.50%	0
2012	10.344579	10.531816	1.81%	0
2011	10.086265	10.344579	2.56%	0
2010	9.810477	10.086265	2.81%	0
2009	9.018129	9.810477	8.79%	0
2008	10.315448	9.018129	-12.58%	0
2007	10.328221	10.315448	-0.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	13.804244	13.416343	-2.81%	0
2015	13.357236	13.804244	3.35%	0
2014	13.522162	13.357236	-1.22%	0
2013	10.836445	13.522162	24.78%	0
2012	9.151124	10.836445	18.42%	0
2011	10.402077	9.151124	-12.03%	0
2010	9.634722	10.402077	7.96%	0
2009	7.014398	9.634722	37.36%	0
2008	11.785221	7.014398	-40.48%	0
2007	10.625350	11.785221	10.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.186067	13.951028	5.80%	0
2015	12.772956	13.186067	3.23%	0
2014	12.185059	12.772956	4.82%	0
2013	9.691899	12.185059	25.72%	0
2012	8.511195	9.691899	13.87%	0
2011	9.205474	8.511195	-7.54%	0
2010	8.029141	9.205474	14.65%	0
2009	5.964352	8.029141	34.62%	0
2008	11.022878	5.964352	-45.89%	0
2007	10.157143	11.022878	8.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.570593	12.468972	7.76%	0
2015	11.800261	11.570593	-1.95%	0
2014	11.036446	11.800261	6.92%	0
2013	8.556596	11.036446	28.98%	0
2012	7.535974	8.556596	13.54%	0
2011	7.946223	7.535974	-5.16%	0
2010	7.381645	7.946223	7.65%	0
2009	5.822871	7.381645	26.77%	0
2008	9.692891	5.822871	-39.93%	0
2007*	10.000000	9.692891	-3.07%	0
1021

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	17.386950	19.830888	14.06%	0
2015	19.174170	17.386950	-9.32%	0
2014	18.147328	19.174170	5.66%	0
2013	13.827213	18.147328	31.24%	0
2012	12.063735	13.827213	14.62%	0
2011	12.761480	12.063735	-5.47%	0
2010	11.395686	12.761480	11.99%	0
2009	9.158987	11.395686	24.42%	0
2008	15.041143	9.158987	-39.11%	0
2007	15.924078	15.041143	-5.54%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.203593	9.193837	-0.11%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	9.469959	10.232798	8.06%	0
2015	10.081389	9.469959	-6.06%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	9.457791	9.979409	5.52%	0
2015	9.925172	9.457791	-4.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	14.706813	16.286559	10.74%	0
2015	15.567676	14.706813	-5.53%	0
2014	15.650022	15.567676	-0.53%	0
2013	15.068328	15.650022	3.86%	0
2012	13.561371	15.068328	11.11%	0
2011	13.465663	13.561371	0.71%	0
2010	12.268157	13.465663	9.76%	0
2009	8.662562	12.268157	41.62%	0
2008	12.401968	8.662562	-30.15%	0
2007	12.398960	12.401968	0.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.234128	12.374048	10.15%	0
2015	11.721432	11.234128	-4.16%	0
2014	11.340145	11.721432	3.36%	0
2013	8.144895	11.340145	39.23%	0
2012	7.187363	8.144895	13.32%	0
2011	8.386869	7.187363	-14.30%	0
2010	7.493188	8.386869	11.93%	0
2009	5.050167	7.493188	48.38%	0
2008*	10.000000	5.050167	-49.50%	0
1022

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.030052	13.918021	6.81%	0
2015	13.489503	13.030052	-3.41%	0
2014	12.584126	13.489503	7.19%	0
2013	9.363301	12.584126	34.40%	0
2012	8.666985	9.363301	8.03%	0
2011	9.236146	8.666985	-6.16%	0
2010	7.705886	9.236146	19.86%	0
2009	6.051822	7.705886	27.33%	0
2008*	10.000000	6.051822	-39.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	10.899773	11.458032	5.12%	0
2015	11.437545	10.899773	-4.70%	0
2014	11.283888	11.437545	1.36%	0
2013	8.984481	11.283888	25.59%	0
2012	7.974785	8.984481	12.66%	0
2011	8.781108	7.974785	-9.18%	0
2010	7.874718	8.781108	11.51%	0
2009	6.283676	7.874718	25.32%	0
2008*	10.000000	6.283676	-37.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	10.847365	11.165600	2.93%	0
2015	11.302639	10.847365	-4.03%	0
2014	11.172090	11.302639	1.17%	0
2013	10.045184	11.172090	11.22%	0
2012	9.325153	10.045184	7.72%	0
2011	9.743993	9.325153	-4.30%	0
2010	9.098416	9.743993	7.10%	0
2009	7.828138	9.098416	16.23%	0
2008*	10.000000	7.828138	-21.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.024385	11.477596	4.11%	0
2015	11.518452	11.024385	-4.29%	0
2014	11.341922	11.518452	1.56%	0
2013	9.643708	11.341922	17.61%	0
2012	8.749042	9.643708	10.23%	0
2011	9.341152	8.749042	-6.34%	0
2010	8.568333	9.341152	9.02%	0
2009	7.114222	8.568333	20.44%	0
2008*	10.000000	7.114222	-28.86%	0
1023

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.260214	10.412393	1.48%	0
2015	10.655766	10.260214	-3.71%	0
2014	10.630634	10.655766	0.24%	0
2013	10.444219	10.630634	1.78%	0
2012	10.016904	10.444219	4.27%	0
2011	10.182276	10.016904	-1.62%	0
2010	9.828697	10.182276	3.60%	0
2009	8.965295	9.828697	9.63%	0
2008*	10.000000	8.965295	-10.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.853848	10.090214	2.40%	0
2015	10.614463	9.853848	-7.17%	0
2014	10.700906	10.614463	-0.81%	0
2013*	10.000000	10.700906	7.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.798220	10.095587	3.03%	0
2015	10.619213	9.798220	-7.73%	0
2014	10.837841	10.619213	-2.02%	0
2013*	10.000000	10.837841	8.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	10.961519	11.350194	3.55%	0
2015	11.422324	10.961519	-4.03%	0
2014	11.260973	11.422324	1.43%	0
2013	9.854584	11.260973	14.27%	0
2012	9.041621	9.854584	8.99%	0
2011	9.543286	9.041621	-5.26%	0
2010	8.833797	9.543286	8.03%	0
2009	7.467951	8.833797	18.29%	0
2008*	10.000000	7.467951	-25.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	10.944742	11.423298	4.37%	0
2015	11.456032	10.944742	-4.46%	0
2014	11.295107	11.456032	1.42%	0
2013	9.369661	11.295107	20.55%	0
2012	8.430455	9.369661	11.14%	0
2011	9.116593	8.430455	-7.53%	0
2010	8.294271	9.116593	9.91%	0
2009	6.755321	8.294271	22.78%	0
2008*	10.000000	6.755321	-32.45%	0
1024

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	10.692001	10.994220	2.83%	0
2015	11.141411	10.692001	-4.03%	0
2014	11.035497	11.141411	0.96%	0
2013	10.227334	11.035497	7.90%	0
2012	9.582006	10.227334	6.73%	0
2011	9.904468	9.582006	-3.26%	0
2010	9.364667	9.904468	5.76%	0
2009	8.203783	9.364667	14.15%	0
2008*	10.000000	8.203783	-17.96%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.563674	10.760560	1.86%	0
2015	10.987144	10.563674	-3.85%	0
2014	10.820644	10.987144	1.54%	0
2013	11.397967	10.820644	-5.07%	0
2012	10.933226	11.397967	4.25%	0
2011	10.608581	10.933226	3.06%	0
2010	10.242383	10.608581	3.58%	0
2009	9.723705	10.242383	5.33%	0
2008*	10.000000	9.723705	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.489320	11.517390	0.24%	0
2015	11.906262	11.489320	-3.50%	0
2014	11.703180	11.906262	1.74%	0
2013	12.317539	11.703180	-4.99%	0
2012	11.855566	12.317539	3.90%	0
2011	11.524255	11.855566	2.87%	0
2010	10.988936	11.524255	4.87%	0
2009	9.729479	10.988936	12.94%	0
2008*	10.000000	9.729479	-2.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	19.670779	20.509463	4.26%	0
2015	24.209687	19.670779	-18.75%	0
2014	26.475931	24.209687	-8.56%	0
2013	27.178323	26.475931	-2.58%	0
2012	23.951396	27.178323	13.47%	0
2011	31.899833	23.951396	-24.92%	0
2010	28.370736	31.899833	12.44%	0
2009	17.933738	28.370736	58.20%	0
2008	43.951190	17.933738	-59.20%	0
2007	31.211765	43.951190	40.82%	0
1025

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	10.365761	10.130215	-2.27%	0
2015	10.698015	10.365761	-3.11%	0
2014	10.546966	10.698015	1.43%	0
2013	11.332825	10.546966	-6.93%	0
2012	11.337645	11.332825	-0.04%	0
2011	10.896685	11.337645	4.05%	0
2010	10.720995	10.896685	1.64%	0
2009	10.763167	10.720995	-0.39%	0
2008	10.300774	10.763167	4.49%	0
2007	9.911521	10.300774	3.93%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	7.853632	7.619246	-2.98%	0
2015	8.096524	7.853632	-3.00%	0
2014	8.346928	8.096524	-3.00%	0
2013	8.605080	8.346928	-3.00%	0
2012	8.871955	8.605080	-3.01%	0
2011	9.145574	8.871955	-2.99%	0
2010	9.428409	9.145574	-3.00%	0
2009	9.715931	9.428409	-2.96%	0
2008	9.814857	9.715931	-1.01%	0
2007	9.657254	9.814857	1.63%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.472191	7.294563	-2.38%	0
2015	7.959735	7.472191	-6.13%	0
2014	8.265458	7.959735	-3.70%	0
2013	7.248043	8.265458	14.04%	0
2012	6.485227	7.248043	11.76%	0
2011	7.428336	6.485227	-12.70%	0
2010	6.776655	7.428336	9.62%	0
2009	5.396835	6.776655	25.57%	0
2008*	10.000000	5.396835	-46.03%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.097650	7.896468	-2.48%	0
2015	8.465762	8.097650	-4.35%	0
2014	9.303329	8.465762	-9.00%	0
2013	7.925639	9.303329	17.38%	0
2012	6.912407	7.925639	14.66%	0
2011	8.176599	6.912407	-15.46%	0
2010	7.848597	8.176599	4.18%	0
2009	6.291451	7.848597	24.75%	0
2008	11.397857	6.291451	-44.80%	0
2007	10.743629	11.397857	6.09%	0
1026

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	18.000254	19.115038	6.19%	0
2015	18.744126	18.000254	-3.97%	0
2014	18.406248	18.744126	1.84%	0
2013	14.912064	18.406248	23.43%	0
2012	13.264769	14.912064	12.42%	0
2011	14.233857	13.264769	-6.81%	0
2010	12.801040	14.233857	11.19%	0
2009	10.374525	12.801040	23.39%	0
2008	16.935793	10.374525	-38.74%	0
2007	16.480522	16.935793	2.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	13.634458	14.060182	3.12%	0
2015	14.080622	13.634458	-3.17%	0
2014	13.879695	14.080622	1.45%	0
2013	12.615384	13.879695	10.02%	0
2012	11.890428	12.615384	6.10%	0
2011	12.149850	11.890428	-2.14%	0
2010	11.405992	12.149850	6.52%	0
2009*	10.000000	11.405992	14.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.519254	16.220148	4.52%	0
2015	16.084825	15.519254	-3.52%	0
2014	15.760844	16.084825	2.06%	0
2013	13.597372	15.760844	15.91%	0
2012	12.488972	13.597372	8.88%	0
2011	12.996027	12.488972	-3.90%	0
2010	11.958968	12.996027	8.67%	0
2009*	10.000000	11.958968	19.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	11.198730	11.326889	1.14%	0
2015	11.514615	11.198730	-2.74%	0
2014	11.426214	11.514615	0.77%	0
2013	11.236665	11.426214	1.69%	0
2012	11.014966	11.236665	2.01%	0
2011	11.031459	11.014966	-0.15%	0
2010	10.739698	11.031459	2.72%	0
2009	10.149751	10.739698	5.81%	0
2008	11.134318	10.149751	-8.84%	0
2007	10.894316	11.134318	2.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.828945	10.079135	2.55%	0
2015	10.472416	9.828945	-6.14%	0
2014	10.537541	10.472416	-0.62%	0
2013*	10.000000	10.537541	5.38%	0
1027

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.768066	10.134492	3.75%	0
2015	10.484909	9.768066	-6.84%	0
2014	10.625011	10.484909	-1.32%	0
2013*	10.000000	10.625011	6.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	14.844135	15.428657	3.94%	0
2015	15.354651	14.844135	-3.32%	0
2014	15.049793	15.354651	2.03%	0
2013	13.303145	15.049793	13.13%	0
2012	12.377314	13.303145	7.48%	0
2011	12.764449	12.377314	-3.03%	0
2010	11.864171	12.764449	7.59%	0
2009	10.266540	11.864171	15.56%	0
2008	13.781030	10.266540	-25.50%	0
2007	13.448467	13.781030	2.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	16.732960	17.609138	5.24%	0
2015	17.377351	16.732960	-3.71%	0
2014	17.068709	17.377351	1.81%	0
2013	14.378780	17.068709	18.71%	0
2012	13.031349	14.378780	10.34%	0
2011	13.725470	13.031349	-5.06%	0
2010	12.540204	13.725470	9.45%	858
2009	10.392946	12.540204	20.66%	860
2008	15.617391	10.392946	-33.45%	863
2007	15.170057	15.617391	2.95%	865
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	13.105467	13.438440	2.54%	0
2015	13.514950	13.105467	-3.03%	0
2014	13.302470	13.514950	1.60%	0
2013	12.411272	13.302470	7.18%	0
2012	11.843812	12.411272	4.79%	0
2011	11.962522	11.843812	-0.99%	0
2010	11.364468	11.962522	5.26%	0
2009	10.226750	11.364468	11.12%	0
2008	12.410247	10.226750	-17.59%	0
2007	12.087882	12.410247	2.67%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	20.681030	20.729280	0.23%	0
2015	20.339767	20.681030	1.68%	0
2014	19.315021	20.339767	5.31%	0
2013	14.610546	19.315021	32.20%	0
2012	12.720100	14.610546	14.86%	0
2011	13.448232	12.720100	-5.41%	0
2010	12.775785	13.448232	5.26%	0
2009*	10.000000	12.775785	27.76%	0
1028

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.353613	9.849387	5.30%	0
2015	9.864605	9.353613	-5.18%	0
2014*	10.000000	9.864605	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.771234	10.431103	6.75%	0
2015	10.059252	9.771234	-2.86%	0
2014*	10.000000	10.059252	0.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	24.509350	28.600350	16.69%	0
2015	25.924431	24.509350	-5.46%	0
2014	24.425298	25.924431	6.14%	0
2013	18.925689	24.425298	29.06%	0
2012	16.610069	18.925689	13.94%	0
2011	17.569856	16.610069	-5.46%	0
2010	14.352145	17.569856	22.42%	0
2009	10.819333	14.352145	32.65%	0
2008	17.556398	10.819333	-38.37%	0
2007	16.830087	17.556398	4.32%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	11.603617	12.229822	5.40%	0
2015	12.318596	11.603617	-5.80%	0
2014	12.224811	12.318596	0.77%	0
2013	12.746263	12.224811	-4.09%	0
2012	11.707295	12.746263	8.87%	0
2011	11.434048	11.707295	2.39%	0
2010	10.659020	11.434048	7.27%	0
2009	8.834618	10.659020	20.65%	0
2008	11.012066	8.834618	-19.77%	0
2007	10.852545	11.012066	1.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.304155	8.802670	-5.39%	0
2015	9.655193	9.304155	-3.64%	0
2014	10.090308	9.655193	-4.31%	0
2013	8.591409	10.090308	17.45%	0
2012	7.667667	8.591409	12.05%	0
2011	8.746157	7.667667	-12.33%	0
2010	7.922646	8.746157	10.39%	0
2009	6.000868	7.922646	32.03%	0
2008*	10.000000	6.000868	-39.99%	0
1029

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	11.844155	12.062113	1.84%	0
2015	12.900254	11.844155	-8.19%	0
2014	14.724321	12.900254	-12.39%	0
2013	12.539913	14.724321	17.42%	0
2012	11.045561	12.539913	13.53%	0
2011	13.622918	11.045561	-18.92%	0
2010	13.262129	13.622918	2.72%	0
2009	10.557165	13.262129	25.62%	0
2008	20.336975	10.557165	-48.09%	0
2007	20.416599	20.336975	-0.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	12.894628	12.757783	-1.06%	0
2015	12.890036	12.894628	0.04%	0
2014	12.064346	12.890036	6.84%	0
2013	9.252936	12.064346	30.38%	0
2012	8.213980	9.252936	12.65%	0
2011	8.750361	8.213980	-6.13%	0
2010	7.819763	8.750361	11.90%	0
2009	6.232284	7.819763	25.47%	0
2008*	10.000000	6.232284	-37.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.460615	12.901682	12.57%	0
2015	12.235645	11.460615	-6.33%	0
2014	11.442029	12.235645	6.94%	0
2013	8.735768	11.442029	30.98%	0
2012	7.659199	8.735768	14.06%	0
2011	8.407919	7.659199	-8.90%	0
2010	7.687869	8.407919	9.37%	0
2009	6.220503	7.687869	23.59%	0
2008*	10.000000	6.220503	-37.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.483685	12.843543	2.88%	0
2015	12.914506	12.483685	-3.34%	0
2014	12.836513	12.914506	0.61%	0
2013	9.547400	12.836513	34.45%	0
2012	8.586006	9.547400	11.20%	0
2011	9.263366	8.586006	-7.31%	0
2010	7.550935	9.263366	22.68%	0
2009	6.143637	7.550935	22.91%	0
2008*	10.000000	6.143637	-38.56%	0
1030

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	14.633144	16.692961	14.08%	0
2015	15.534055	14.633144	-5.80%	0
2014	13.685181	15.534055	13.51%	0
2013	10.398302	13.685181	31.61%	0
2012	9.214466	10.398302	12.85%	0
2011	9.724644	9.214466	-5.25%	0
2010	8.379953	9.724644	16.05%	0
2009	6.621566	8.379953	26.56%	0
2008*	10.000000	6.621566	-33.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	16.678795	17.483591	4.83%	0
2015	17.104127	16.678795	-2.49%	0
2014	17.196692	17.104127	-0.54%	0
2013	12.315415	17.196692	39.64%	0
2012	11.227225	12.315415	9.69%	0
2011	11.674327	11.227225	-3.83%	0
2010	9.619973	11.674327	21.36%	0
2009	7.797612	9.619973	23.37%	0
2008	15.037255	7.797612	-48.14%	0
2007	14.159664	15.037255	6.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	22.777867	27.756424	21.86%	0
2015	25.058549	22.777867	-9.10%	0
2014	24.196598	25.058549	3.56%	0
2013	17.814319	24.196598	35.83%	0
2012	15.266588	17.814319	16.69%	0
2011	16.645645	15.266588	-8.28%	0
2010	13.567911	16.645645	22.68%	0
2009	11.113623	13.567911	22.08%	0
2008	16.924893	11.113623	-34.34%	0
2007	18.811410	16.924893	-10.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	21.727091	25.828808	18.88%	0
2015	22.831888	21.727091	-4.84%	0
2014	23.408008	22.831888	-2.46%	0
2013	17.169135	23.408008	36.34%	0
2012	15.362191	17.169135	11.76%	0
2011	16.812085	15.362191	-8.62%	0
2010	13.867469	16.812085	21.23%	0
2009	10.634840	13.867469	30.40%	0
2008	17.786451	10.634840	-40.21%	0
2007	17.998708	17.786451	-1.18%	0
1031

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	16.559267	17.856320	7.83%	0
2015	16.959208	16.559267	-2.36%	0
2014	15.636081	16.959208	8.46%	0
2013	12.324642	15.636081	26.87%	0
2012	11.161182	12.324642	10.42%	0
2011	11.462321	11.161182	-2.63%	0
2010	10.436497	11.462321	9.83%	0
2009	8.569281	10.436497	21.79%	0
2008	15.131313	8.569281	-43.37%	0
2007	14.460442	15.131313	4.64%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.550344	12.009131	3.97%	0
2015	12.622094	11.550344	-8.49%	0
2014	10.117831	12.622094	24.75%	0
2013	10.156538	10.117831	-0.38%	0
2012	9.059685	10.156538	12.11%	0
2011	8.799103	9.059685	2.96%	0
2010	6.987203	8.799103	25.93%	0
2009	5.519332	6.987203	26.60%	0
2008*	10.000000	5.519332	-44.81%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.419355	13.420831	8.06%	0
2015	12.683872	12.419355	-2.09%	0
2014	11.563875	12.683872	9.69%	0
2013*	10.000000	11.563875	15.64%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.079943	9.027764	-0.57%	0
2015	9.392823	9.079943	-3.33%	0
2014	9.635733	9.392823	-2.52%	0
2013	9.923297	9.635733	-2.90%	0
2012	9.882782	9.923297	0.41%	0
2011	10.057043	9.882782	-1.73%	0
2010	10.123113	10.057043	-0.65%	0
2009	9.743443	10.123113	3.90%	0
2008*	10.000000	9.743443	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.625738	13.631808	17.26%	0
2015	12.600530	11.625738	-7.74%	0
2014	12.424757	12.600530	1.41%	0
2013*	10.000000	12.424757	24.25%	0
1032

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.557627	12.317704	-1.91%	0
2015	13.471998	12.557627	-6.79%	0
2014	15.120708	13.471998	-10.90%	0
2013	12.979956	15.120708	16.49%	0
2012	11.192538	12.979956	15.97%	0
2011	13.175588	11.192538	-15.05%	0
2010	12.772243	13.175588	3.16%	0
2009*	10.000000	12.772243	27.72%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	11.431521	10.888112	-4.75%	0
2015	11.607742	11.431521	-1.52%	0
2014	12.371856	11.607742	-6.18%	0
2013	10.823949	12.371856	14.30%	0
2012	9.418848	10.823949	14.92%	0
2011	11.075615	9.418848	-14.96%	0
2010	9.357637	11.075615	18.36%	0
2009	7.171945	9.357637	30.48%	0
2008	13.804974	7.171945	-48.05%	0
2007	13.791193	13.804974	0.10%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	24.345031	24.599495	1.05%	0
2015	24.850862	24.345031	-2.04%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	8.422764	8.270384	-1.81%	0
2015	8.667344	8.422764	-2.82%	0
2014	8.881243	8.667344	-2.41%	0
2013	9.099805	8.881243	-2.40%	0
2012	8.968938	9.099805	1.46%	0
2011	9.218946	8.968938	-2.71%	0
2010	9.026966	9.218946	2.13%	0
2009	8.211696	9.026966	9.93%	0
2008	9.778947	8.211696	-16.03%	0
2007	9.623829	9.778947	1.61%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	19.813315	21.116120	6.58%	0
2015	20.521265	19.813315	-3.45%	0
2014	19.166097	20.521265	7.07%	0
2013	14.359005	19.166097	33.48%	0
2012	13.339546	14.359005	7.64%	0
2011	14.188375	13.339546	-5.98%	0
2010	11.905689	14.188375	19.17%	0
2009	9.339023	11.905689	27.48%	0
2008	15.899992	9.339023	-41.26%	0
2007	15.234573	15.899992	4.37%	0
1033

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	23.438674	22.701636	-3.14%	0
2015	23.307716	23.438674	0.56%	0
2014	23.544570	23.307716	-1.01%	0
2013	19.113433	23.544570	23.18%	0
2012	16.292457	19.113433	17.31%	0
2011	18.361296	16.292457	-11.27%	0
2010	16.359662	18.361296	12.24%	0
2009	12.102716	16.359662	35.17%	0
2008	20.911734	12.102716	-42.12%	0
2007	20.326030	20.911734	2.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.196558	9.480346	3.09%	0
2015	9.723338	9.196558	-5.42%	0
2014	9.780383	9.723338	-0.58%	0
2013	10.120033	9.780383	-3.36%	0
2012*	10.000000	10.120033	1.20%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.930750	8.428295	-5.63%	0
2015	8.929655	8.930750	0.01%	0
2014*	10.000000	8.929655	-10.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	18.123964	19.568266	7.97%	0
2015	18.121509	18.123964	0.01%	0
2014	16.921947	18.121509	7.09%	0
2013	13.272330	16.921947	27.50%	0
2012	11.734648	13.272330	13.10%	0
2011	12.134987	11.734648	-3.30%	0
2010	10.800682	12.134987	12.35%	0
2009	8.699454	10.800682	24.15%	0
2008	14.613817	8.699454	-40.47%	0
2007	14.467660	14.613817	1.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	24.608346	28.091023	14.15%	0
2015	27.015914	24.608346	-8.91%	0
2014	24.944267	27.015914	8.31%	0
2013	18.286519	24.944267	36.41%	0
2012	16.022203	18.286519	14.13%	0
2011	16.919993	16.022203	-5.31%	0
2010	14.174640	16.919993	19.37%	0
2009	10.675706	14.174640	32.77%	0
2008	17.753864	10.675706	-39.87%	0
2007	18.564541	17.753864	-4.37%	0
1034

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.753358	9.587365	9.53%	0
2015	9.937255	8.753358	-11.91%	0
2014	10.198235	9.937255	-2.56%	0
2013	10.502179	10.198235	-2.89%	0
2012*	10.000000	10.502179	5.02%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	9.080815	9.973093	9.83%	0
2015	9.588452	9.080815	-5.29%	0
2014*	10.000000	9.588452	-4.12%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.715633	9.698591	-0.18%	0
2015	10.790365	9.715633	-9.96%	0
2014	11.090707	10.790365	-2.71%	0
2013	12.237338	11.090707	-9.37%	0
2012	11.989512	12.237338	2.07%	0
2011	11.399854	11.989512	5.17%	0
2010	10.745343	11.399854	6.09%	0
2009*	10.000000	10.745343	7.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.203309	10.027202	-1.73%	0
2015	10.496959	10.203309	-2.80%	0
2014	10.741237	10.496959	-2.27%	0
2013	11.099224	10.741237	-3.23%	0
2012	10.821193	11.099224	2.57%	0
2011	11.043642	10.821193	-2.01%	0
2010	10.823894	11.043642	2.03%	0
2009*	10.000000	10.823894	8.24%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	9.997851	-0.02%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.813375	9.765709	-0.49%	0
2015	10.083037	9.813375	-2.67%	0
2014	9.979009	10.083037	1.04%	0
2013	10.503282	9.979009	-4.99%	0
2012	9.889448	10.503282	6.21%	0
2011*	10.000000	9.889448	-1.11%	0
1035

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	15.453443	17.242391	11.58%	0
2015	17.228453	15.453443	-10.30%	0
2014	16.039762	17.228453	7.41%	0
2013	12.187364	16.039762	31.61%	0
2012	10.546787	12.187364	15.56%	0
2011	11.401579	10.546787	-7.50%	0
2010	10.276409	11.401579	10.95%	0
2009	8.161224	10.276409	25.92%	0
2008	13.725637	8.161224	-40.54%	0
2007	15.062228	13.725637	-8.87%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.259442	2.59%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	14.610266	13.825364	-5.37%	0
2015	15.041140	14.610266	-2.86%	0
2014	16.633889	15.041140	-9.58%	0
2013	13.389484	16.633889	24.23%	0
2012	11.322939	13.389484	18.25%	0
2011	14.052526	11.322939	-19.42%	0
2010	13.166634	14.052526	6.73%	0
2009	10.891104	13.166634	20.89%	0
2008	20.033926	10.891104	-45.64%	0
2007	19.062055	20.033926	5.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	28.755321	24.905642	-13.39%	0
2015	26.357737	28.755321	9.10%	0
2014	20.706840	26.357737	27.29%	0
2013	14.182607	20.706840	46.00%	0
2012	11.161944	14.182607	27.06%	0
2011	10.423804	11.161944	7.08%	0
2010*	10.000000	10.423804	4.24%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.226165	7.285887	39.41%	0
2015	8.096059	5.226165	-35.45%	0
2014	10.317992	8.096059	-21.53%	0
2013	9.623397	10.317992	7.22%	0
2012*	10.000000	9.623397	-3.77%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.134263	7.142942	39.12%	0
2015	7.975181	5.134263	-35.62%	0
2014	10.194580	7.975181	-21.77%	0
2013	9.528859	10.194580	6.99%	0
2012*	10.000000	9.528859	-4.71%	0
1036

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	16.106372	16.233135	0.79%	0
2015	17.138285	16.106372	-6.02%	0
2014	16.033036	17.138285	6.89%	0
2013	12.341380	16.033036	29.91%	0
2012	10.942585	12.341380	12.78%	0
2011	12.106987	10.942585	-9.62%	0
2010	11.109731	12.106987	8.98%	0
2009	9.014023	11.109731	23.25%	0
2008	14.957277	9.014023	-39.73%	0
2007	14.026423	14.957277	6.64%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	14.732401	15.387928	4.45%	0
2015	15.000702	14.732401	-1.79%	0
2014	13.099088	15.000702	14.52%	0
2013	11.288135	13.099088	16.04%	0
2012	10.296014	11.288135	9.64%	0
2011	9.967280	10.296014	3.30%	0
2010	9.069939	9.967280	9.89%	0
2009	8.098797	9.069939	11.99%	0
2008	11.779040	8.098797	-31.24%	0
2007	11.287910	11.779040	4.35%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	17.993088	17.545252	-2.49%	0
2015	18.303632	17.993088	-1.70%	0
2014	18.167704	18.303632	0.75%	0
2013	13.389369	18.167704	35.69%	0
2012	11.466309	13.389369	16.77%	0
2011	12.513710	11.466309	-8.37%	0
2010*	10.000000	12.513710	25.14%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	18.863579	19.716806	4.52%	0
2015	20.024360	18.863579	-5.80%	0
2014	21.038947	20.024360	-4.82%	0
2013	14.437159	21.038947	45.73%	0
2012	13.798704	14.437159	4.63%	0
2011	14.910083	13.798704	-7.45%	0
2010	12.124644	14.910083	22.97%	0
2009	8.188764	12.124644	48.06%	0
2008	14.413046	8.188764	-43.19%	0
2007	13.057880	14.413046	10.38%	0
1037

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.526508	10.549891	0.22%	0
2015	11.000729	10.526508	-4.31%	0
2014	10.888733	11.000729	1.03%	0
2013	10.033863	10.888733	8.52%	0
2012*	10.000000	10.033863	0.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	17.882843	19.258437	7.69%	0
2015	18.185978	17.882843	-1.67%	0
2014	17.163527	18.185978	5.96%	0
2013	13.153120	17.163527	30.49%	0
2012	11.572259	13.153120	13.66%	0
2011	11.252467	11.572259	2.84%	0
2010	10.289291	11.252467	9.36%	0
2009	8.818562	10.289291	16.68%	0
2008	15.338682	8.818562	-42.51%	0
2007	15.090430	15.338682	1.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	24.304208	29.407470	21.00%	0
2015	26.582638	24.304208	-8.57%	0
2014	25.167484	26.582638	5.62%	0
2013	18.860524	25.167484	33.44%	0
2012	16.422199	18.860524	14.85%	0
2011	18.536235	16.422199	-11.40%	0
2010	15.102940	18.536235	22.73%	0
2009	10.919941	15.102940	38.31%	0
2008	17.531282	10.919941	-37.71%	0
2007	17.813803	17.531282	-1.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.647001	10.776051	1.21%	0
2015	11.259939	10.647001	-5.44%	0
2014	11.243180	11.259939	0.15%	0
2013	12.671435	11.243180	-11.27%	0
2012	12.172033	12.671435	4.10%	0
2011	11.234303	12.172033	8.35%	0
2010	11.023347	11.234303	1.91%	0
2009	10.316341	11.023347	6.85%	0
2008	10.812665	10.316341	-4.59%	0
2007	10.187497	10.812665	6.14%	0
1038

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	17.002757	18.661760	9.76%	0
2015	18.647045	17.002757	-8.82%	0
2014	17.122173	18.647045	8.91%	0
2013	13.035142	17.122173	31.35%	0
2012	11.747728	13.035142	10.96%	0
2011	11.779962	11.747728	-0.27%	0
2010	10.671145	11.779962	10.39%	0
2009	9.345825	10.671145	14.18%	0
2008	14.769865	9.345825	-36.72%	0
2007	15.303510	14.769865	-3.49%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	19.033552	22.647251	18.99%	0
2015	19.947499	19.033552	-4.58%	0
2014	17.700579	19.947499	12.69%	0
2013	14.054728	17.700579	25.94%	0
2012	12.473759	14.054728	12.67%	0
2011	12.974779	12.473759	-3.86%	0
2010	11.248111	12.974779	15.35%	0
2009	8.938152	11.248111	25.84%	0
2008	12.213112	8.938152	-26.82%	0
2007	12.912730	12.213112	-5.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.651253	10.860521	12.53%	0
2015*	10.000000	9.651253	-3.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.302043	13.388203	0.65%	0
2015	13.859339	13.302043	-4.02%	0
2014	14.024408	13.859339	-1.18%	0
2013	12.642927	14.024408	10.93%	0
2012	11.859585	12.642927	6.61%	0
2011	12.693995	11.859585	-6.57%	0
2010	11.928722	12.693995	6.42%	0
2009*	10.000000	11.928722	19.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.110708	9.965951	9.39%	0
2015*	10.000000	9.110708	-8.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.678990	9.615352	-0.66%	0
2015*	10.000000	9.678990	-3.21%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.225839	14.268028	27.10%	0
2015	12.379083	11.225839	-9.32%	0
2014	12.089331	12.379083	2.40%	0
2013*	10.000000	12.089331	20.89%	0
1039

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.169414	11.359085	11.70%	0
2015	10.760147	10.169414	-5.49%	0
2014*	10.000000	10.760147	7.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	24.801007	30.233466	21.90%	0
2015	26.191501	24.801007	-5.31%	0
2014	25.699309	26.191501	1.92%	0
2013	18.837506	25.699309	36.43%	0
2012	16.788611	18.837506	12.20%	0
2011	17.218817	16.788611	-2.50%	0
2010	14.114578	17.218817	21.99%	0
2009	11.644527	14.114578	21.21%	0
2008	17.386493	11.644527	-33.03%	0
2007	18.054903	17.386493	-3.70%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	18.384881	19.865209	8.05%	0
2015	18.800019	18.384881	-2.21%	0
2014	17.144717	18.800019	9.65%	0
2013	13.426758	17.144717	27.69%	0
2012	11.994093	13.426758	11.94%	0
2011	12.173360	11.994093	-1.47%	0
2010	10.962416	12.173360	11.05%	0
2009	8.970855	10.962416	22.20%	0
2008	14.763534	8.970855	-39.24%	0
2007	14.506479	14.763534	1.77%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	16.199800	16.906135	4.36%	0
2015	17.175600	16.199800	-5.68%	0
2014	16.429987	17.175600	4.54%	0
2013	14.025676	16.429987	17.14%	0
2012	13.136208	14.025676	6.77%	0
2011	12.459602	13.136208	5.43%	0
2010	11.170644	12.459602	11.54%	0
2009	9.426593	11.170644	18.50%	0
2008	13.835890	9.426593	-31.87%	0
2007	13.358262	13.835890	3.58%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	14.503879	16.423805	13.24%	0
2015	15.347340	14.503879	-5.50%	0
2014	15.623796	15.347340	-1.77%	0
2013	10.872320	15.623796	43.70%	0
2012	9.327354	10.872320	16.56%	0
2011	11.194175	9.327354	-16.68%	0
2010	8.826041	11.194175	26.83%	0
2009	7.238791	8.826041	21.93%	0
2008	11.999483	7.238791	-39.67%	0
2007	13.953202	11.999483	-14.00%	0
1040

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.400702	9.930150	5.63%	0
2015	9.793617	9.400702	-4.01%	0
2014*	10.000000	9.793617	-2.06%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	11.294308	10.460072	-7.39%	0
2015	12.450848	11.294308	-9.29%	0
2014	13.015810	12.450848	-4.34%	0
2013	11.562052	13.015810	12.57%	0
2012	10.839793	11.562052	6.66%	0
2011	11.831931	10.839793	-8.39%	0
2010	10.799124	11.831931	9.56%	0
2009	9.834307	10.799124	9.81%	0
2008	14.423202	9.834307	-31.82%	0
2007	13.570975	14.423202	6.28%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	10.910118	10.951858	0.38%	0
2015	11.303035	10.910118	-3.48%	0
2014	11.262963	11.303035	0.36%	0
2013	11.530771	11.262963	-2.32%	0
2012	10.867810	11.530771	6.10%	0
2011	10.990007	10.867810	-1.11%	0
2010	10.468634	10.990007	4.98%	0
2009	8.986507	10.468634	16.49%	0
2008	10.026524	8.986507	-10.37%	0
2007	9.837975	10.026524	1.92%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	12.545787	12.800397	2.03%	0
2015	13.009510	12.545787	-3.56%	0
2014	12.876533	13.009510	1.03%	0
2013	11.733185	12.876533	9.74%	0
2012	10.846778	11.733185	8.17%	0
2011	11.235274	10.846778	-3.46%	0
2010	10.296699	11.235274	9.12%	0
2009	8.568086	10.296699	20.18%	0
2008	11.810449	8.568086	-27.45%	0
2007	11.237539	11.810449	5.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.017227	13.353679	2.58%	0
2015	13.488708	13.017227	-3.50%	0
2014	13.301806	13.488708	1.41%	0
2013	11.865053	13.301806	12.11%	0
2012	10.824364	11.865053	9.61%	0
2011	11.304525	10.824364	-4.25%	0
2010	10.198539	11.304525	10.84%	0
2009	8.183193	10.198539	24.63%	0
2008	12.561210	8.183193	-34.85%	0
2007	11.783983	12.561210	6.60%	0
1041

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	13.574136	14.000146	3.14%	0
2015	14.075784	13.574136	-3.56%	0
2014	13.861149	14.075784	1.55%	0
2013	11.775961	13.861149	17.71%	0
2012	10.546180	11.775961	11.66%	0
2011	11.194014	10.546180	-5.79%	0
2010	9.962746	11.194014	12.36%	0
2009	7.833702	9.962746	27.18%	0
2008	13.069574	7.833702	-40.06%	0
2007	12.138037	13.069574	7.67%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.312597	3.13%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.268337	14.586209	29.44%	0
2015	14.666849	11.268337	-23.17%	0
2014	17.342881	14.666849	-15.43%	0
2013	14.409110	17.342881	20.36%	0
2012	14.191666	14.409110	1.53%	0
2011	15.440192	14.191666	-8.09%	0
2010	13.365135	15.440192	15.53%	0
2009	9.341600	13.365135	43.07%	0
2008	21.134907	9.341600	-55.80%	0
2007	14.970489	21.134907	41.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	16.346233	18.655863	14.13%	0
2015	17.606834	16.346233	-7.16%	0
2014	16.741159	17.606834	5.17%	0
2013	13.508471	16.741159	23.93%	0
2012	11.904127	13.508471	13.48%	0
2011	12.198016	11.904127	-2.41%	0
2010	10.948250	12.198016	11.42%	0
2009	8.694500	10.948250	25.92%	0
2008	15.683117	8.694500	-44.56%	0
2007	15.975986	15.683117	-1.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.129821	11.30%	0
1042

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	19.229226	18.746834	-2.51%	0
2015	18.553177	19.229226	3.64%	0
2014	17.238380	18.553177	7.63%	0
2013	13.073741	17.238380	31.85%	0
2012	11.788115	13.073741	10.91%	0
2011	12.162126	11.788115	-3.08%	0
2010	10.127669	12.162126	20.09%	0
2009	8.163388	10.127669	24.06%	0
2008	15.981601	8.163388	-48.92%	0
2007	13.016709	15.981601	22.78%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.022036	11.165322	1.30%	0
2015	11.466249	11.022036	-3.87%	0
2014	11.197875	11.466249	2.40%	0
2013	11.794072	11.197875	-5.06%	0
2012	11.520448	11.794072	2.38%	0
2011	11.100855	11.520448	3.78%	0
2010	10.646436	11.100855	4.27%	0
2009	9.510116	10.646436	11.95%	0
2008	10.161039	9.510116	-6.41%	0
2007	10.071106	10.161039	0.89%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	28.462824	30.887554	8.52%	0
2015	29.844512	28.462824	-4.63%	0
2014	29.032384	29.844512	2.80%	0
2013	22.039585	29.032384	31.73%	0
2012	19.844670	22.039585	11.06%	0
2011	22.959794	19.844670	-13.57%	0
2010	18.418751	22.959794	24.65%	0
2009	13.594078	18.418751	35.49%	0
2008	23.218920	13.594078	-41.45%	0
2007	20.767909	23.218920	11.80%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	17.961543	16.497650	-8.15%	0
2015	17.935499	17.961543	0.15%	0
2014	20.173743	17.935499	-11.09%	0
2013	15.985610	20.173743	26.20%	0
2012	13.698112	15.985610	16.70%	0
2011	17.092526	13.698112	-19.86%	0
2010	15.625088	17.092526	9.39%	0
2009	12.768775	15.625088	22.37%	0
2008	23.503625	12.768775	-45.67%	0
2007	20.714557	23.503625	13.46%	0
1043

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	21.581295	22.864933	5.95%	0
2015	22.993994	21.581295	-6.14%	0
2014	22.267152	22.993994	3.26%	0
2013	17.642135	22.267152	26.22%	0
2012	14.322123	17.642135	23.18%	0
2011	16.239712	14.322123	-11.81%	0
2010	13.258132	16.239712	22.49%	0
2009	8.701920	13.258132	52.36%	0
2008	18.427187	8.701920	-52.78%	0
2007	18.029113	18.427187	2.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.219102	11.214263	9.74%	0
2015	11.239009	10.219102	-9.07%	0
2014	11.271598	11.239009	-0.29%	0
2013	9.393180	11.271598	20.00%	0
2012	8.401215	9.393180	11.81%	0
2011	8.800710	8.401215	-4.54%	0
2010	8.233162	8.800710	6.89%	0
2009	6.519776	8.233162	26.28%	0
2008*	10.000000	6.519776	-34.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	11.846221	13.096708	10.56%	0
2015	13.146406	11.846221	-9.89%	0
2014	12.961709	13.146406	1.42%	0
2013	11.733565	12.961709	10.47%	0
2012	10.744163	11.733565	9.21%	0
2011	10.823342	10.744163	-0.73%	0
2010	9.907990	10.823342	9.24%	0
2009	7.536761	9.907990	31.46%	0
2008	11.051660	7.536761	-31.80%	0
2007	10.988416	11.051660	0.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	18.066633	20.327365	12.51%	0
2015	19.340608	18.066633	-6.59%	0
2014	18.348494	19.340608	5.41%	0
2013	14.592909	18.348494	25.74%	0
2012	13.444840	14.592909	8.54%	0
2011	13.082056	13.444840	2.77%	0
2010	11.184333	13.082056	16.97%	0
2009	9.831136	11.184333	13.76%	0
2008	13.910765	9.831136	-29.33%	0
2007	14.747256	13.910765	-5.67%	0
1044

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	22.206674	28.031346	26.23%	0
2015	24.732501	22.206674	-10.21%	0
2014	25.365995	24.732501	-2.50%	0
2013	19.204228	25.365995	32.09%	0
2012	16.732888	19.204228	14.77%	0
2011	17.932650	16.732888	-6.69%	0
2010	14.425101	17.932650	24.32%	0
2009	11.520238	14.425101	25.22%	0
2008	17.741053	11.520238	-35.06%	0
2007	18.748659	17.741053	-5.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.198050	8.196516	13.87%	0
2015	9.235167	7.198050	-22.06%	0
2014*	10.000000	9.235167	-7.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	15.670226	16.283743	3.92%	0
2015	17.285811	15.670226	-9.35%	0
2014	20.063371	17.285811	-13.84%	0
2013	16.828543	20.063371	19.22%	0
2012	14.682174	16.828543	14.62%	0
2011	16.945637	14.682174	-13.36%	0
2010	16.122863	16.945637	5.10%	0
2009	12.134927	16.122863	32.86%	0
2008	20.994728	12.134927	-42.20%	0
2007	18.759067	20.994728	11.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.164527	9.146896	-0.19%	0
2015	9.878169	9.164527	-7.22%	0
2014*	10.000000	9.878169	-1.22%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.234556	10.353706	1.16%	0
2015	11.208650	10.234556	-8.69%	0
2014	11.122430	11.208650	0.78%	0
2013	10.101766	11.122430	10.10%	0
2012*	10.000000	10.101766	1.02%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.809500	9.465111	-3.51%	0
2015	9.934431	9.809500	-1.26%	0
2014	9.790740	9.934431	1.47%	0
2013*	10.000000	9.790740	-2.09%	0
1045

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.755377	13.605973	-1.09%	0
2015	13.544767	13.755377	1.55%	0
2014	12.915840	13.544767	4.87%	0
2013	9.529571	12.915840	35.53%	0
2012*	10.000000	9.529571	-4.70%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.486580	12.603156	9.72%	0
2015	12.377883	11.486580	-7.20%	0
2014	12.256301	12.377883	0.99%	0
2013	9.840633	12.256301	24.55%	0
2012*	10.000000	9.840633	-1.59%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.034755	12.710563	-2.49%	0
2015	13.306266	13.034755	-2.04%	0
2014	12.744679	13.306266	4.41%	0
2013	9.623018	12.744679	32.44%	0
2012*	10.000000	9.623018	-3.77%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	12.708869	12.005787	-5.53%	0
2015	14.302647	12.708869	-11.14%	0
2014	15.572747	14.302647	-8.16%	0
2013	12.836378	15.572747	21.32%	0
2012	11.110518	12.836378	15.53%	0
2011	12.349342	11.110518	-10.03%	0
2010	11.720724	12.349342	5.36%	0
2009*	10.000000	11.720724	17.21%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.252867	11.550252	12.65%	0
2015	11.311292	10.252867	-9.36%	0
2014	11.449047	11.311292	-1.20%	0
2013	10.687055	11.449047	7.13%	0
2012*	10.000000	10.687055	6.87%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	11.972628	12.318346	2.89%	0
2015	13.106993	11.972628	-8.65%	0
2014	12.533070	13.106993	4.58%	0
2013	9.948703	12.533070	25.98%	0
2012*	10.000000	9.948703	-0.51%	0
1046

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	18.038899	18.246431	1.15%	0
2015	18.530365	18.038899	-2.65%	0
2014	17.658514	18.530365	4.94%	0
2013	15.203191	17.658514	16.15%	0
2012	13.832489	15.203191	9.91%	0
2011	14.075947	13.832489	-1.73%	0
2010	13.428212	14.075947	4.82%	0
2009	11.028986	13.428212	21.75%	0
2008	13.552773	11.028986	-18.62%	0
2007	12.677263	13.552773	6.91%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.669737	9.583912	-0.89%	0
2015*	10.000000	9.669737	-3.30%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	24.961639	24.672459	-1.16%	0
2015	23.001136	24.961639	8.52%	0
2014	21.872594	23.001136	5.16%	0
2013	17.236643	21.872594	26.90%	0
2012	14.355071	17.236643	20.07%	0
2011	15.910275	14.355071	-9.77%	0
2010	15.411900	15.910275	3.23%	0
2009	10.886936	15.411900	41.56%	0
2008	20.165846	10.886936	-46.01%	0
2007	15.225548	20.165846	32.45%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	13.892532	15.335909	10.39%	0
2015	13.693442	13.892532	1.45%	0
2014	12.916761	13.693442	6.01%	0
2013	9.840267	12.916761	31.26%	0
2012*	10.000000	9.840267	-1.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	20.395030	18.448097	-9.55%	0
2015	23.068237	20.395030	-11.59%	0
2014	27.070423	23.068237	-14.78%	0
2013	24.432469	27.070423	10.80%	0
2012	22.268059	24.432469	9.72%	0
2011	33.945693	22.268059	-34.40%	0
2010	28.005827	33.945693	21.21%	0
2009	16.131254	28.005827	73.61%	0
2008	34.833851	16.131254	-53.69%	0
2007	28.070258	34.833851	24.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.239378	8.477909	17.11%	0
2015	9.340812	7.239378	-22.50%	0
2014*	10.000000	9.340812	-6.59%	0
1047

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.857031	-1.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.773223	12.419523	5.49%	0
2015	12.409980	11.773223	-5.13%	0
2014	13.837656	12.409980	-10.32%	0
2013	10.106769	13.837656	36.91%	0
2012*	10.000000	10.106769	1.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	20.675168	22.807935	10.32%	0
2015	21.526686	20.675168	-3.96%	0
2014	20.148253	21.526686	6.84%	0
2013	15.326175	20.148253	31.46%	0
2012	13.642645	15.326175	12.34%	0
2011	14.136907	13.642645	-3.50%	0
2010	13.110772	14.136907	7.83%	0
2009	11.043769	13.110772	18.72%	0
2008	16.937731	11.043769	-34.80%	0
2007	16.240234	16.937731	4.29%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.219455	14.316616	0.68%	0
2015	13.794878	14.219455	3.08%	0
2014	14.069493	13.794878	-1.95%	0
2013	11.369796	14.069493	23.74%	0
2012	10.116572	11.369796	12.39%	0
2011	10.623047	10.116572	-4.77%	0
2010*	10.000000	10.623047	6.23%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.606865	9.858811	2.62%	0
2015*	10.000000	9.606865	-3.93%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	10.389807	10.664130	2.64%	0
2015	10.806634	10.389807	-3.86%	0
2014	10.362594	10.806634	4.29%	0
2013	10.751000	10.362594	-3.61%	0
2012	10.156376	10.751000	5.85%	0
2011	9.937985	10.156376	2.20%	0
2010	9.592657	9.937985	3.60%	0
2009	9.045830	9.592657	6.05%	0
2008	10.419936	9.045830	-13.19%	0
2007	10.216391	10.419936	1.99%	0
1048

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	17.638473	18.911554	7.22%	0
2015	18.409885	17.638473	-4.19%	0
2014	18.455665	18.409885	-0.25%	0
2013	20.863362	18.455665	-11.54%	0
2012	18.257478	20.863362	14.27%	0
2011	17.617459	18.257478	3.63%	0
2010	16.558415	17.617459	6.40%	0
2009	13.126321	16.558415	26.15%	0
2008	15.925008	13.126321	-17.57%	0
2007	15.441312	15.925008	3.13%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.127897	9.060273	11.47%	0
2015*	10.000000	8.127897	-18.72%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.050173	15.121911	7.63%	0
2015	15.611211	14.050173	-10.00%	0
2014	16.441846	15.611211	-5.05%	0
2013	12.855326	16.441846	27.90%	0
2012	10.813839	12.855326	18.88%	0
2011	11.255885	10.813839	-3.93%	0
2010*	10.000000	11.255885	12.56%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	18.881193	22.007261	16.56%	0
2015	20.380599	18.881193	-7.36%	0
2014	18.611870	20.380599	9.50%	0
2013	14.579411	18.611870	27.66%	0
2012	13.140838	14.579411	10.95%	0
2011	13.487804	13.140838	-2.57%	0
2010	12.294855	13.487804	9.70%	0
2009*	10.000000	12.294855	22.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.308928	13.008639	5.68%	0
2015	12.572444	12.308928	-2.10%	0
2014	12.351582	12.572444	1.79%	0
2013	10.333789	12.351582	19.53%	0
2012	9.211825	10.333789	12.18%	0
2011	9.413537	9.211825	-2.14%	0
2010	8.667837	9.413537	8.60%	0
2009	7.244288	8.667837	19.65%	0
2008	10.640935	7.244288	-31.92%	0
2007	10.342374	10.640935	2.89%	0
1049

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.759443	9.713387	-0.47%	0
2015	10.089808	9.759443	-3.27%	0
2014	9.913650	10.089808	1.78%	0
2013	10.495688	9.913650	-5.55%	0
2012	10.314426	10.495688	1.76%	0
2011	10.062028	10.314426	2.51%	0
2010	9.791947	10.062028	2.76%	0
2009	9.005733	9.791947	8.73%	0
2008	10.306582	9.005733	-12.62%	0
2007	10.324698	10.306582	-0.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	13.735591	13.342748	-2.86%	0
2015	13.297663	13.735591	3.29%	0
2014	13.468805	13.297663	-1.27%	0
2013	10.799245	13.468805	24.72%	0
2012	9.124419	10.799245	18.36%	0
2011	10.377056	9.124419	-12.07%	0
2010	9.616508	10.377056	7.91%	0
2009	7.004745	9.616508	37.29%	0
2008	11.775087	7.004745	-40.51%	0
2007	10.621720	11.775087	10.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.120451	13.874468	5.75%	0
2015	12.715952	13.120451	3.18%	0
2014	12.136934	12.715952	4.77%	0
2013	9.658598	12.136934	25.66%	0
2012	8.486335	9.658598	13.81%	0
2011	9.183315	8.486335	-7.59%	0
2010	8.013952	9.183315	14.59%	0
2009	5.956136	8.013952	34.55%	0
2008	11.013395	5.956136	-45.92%	0
2007	10.153665	11.013395	8.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.518995	12.406973	7.71%	0
2015	11.753695	11.518995	-2.00%	0
2014	10.998568	11.753695	6.87%	0
2013	8.531634	10.998568	28.92%	0
2012	7.517865	8.531634	13.48%	0
2011	7.931212	7.517865	-5.21%	0
2010	7.371495	7.931212	7.59%	0
2009	5.817856	7.371495	26.70%	0
2008	9.689551	5.817856	-39.96%	0
2007*	10.000000	9.689551	-3.10%	0
1050

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	17.273745	19.691644	14.00%	0
2015	19.059146	17.273745	-9.37%	0
2014	18.047765	19.059146	5.60%	0
2013	13.758441	18.047765	31.18%	0
2012	12.009938	13.758441	14.56%	0
2011	12.711107	12.009938	-5.52%	0
2010	11.356562	12.711107	11.93%	0
2009	9.132250	11.356562	24.36%	0
2008	15.005003	9.132250	-39.14%	0
2007	15.894059	15.005003	-5.59%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.201366	9.186882	-0.16%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	9.065793	9.791029	8.00%	0
2015*	10.000000	9.065793	-9.34%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	9.262176	9.767982	5.46%	0
2015*	10.000000	9.262176	-7.38%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	14.611067	16.172215	10.68%	0
2015	15.474306	14.611067	-5.58%	0
2014	15.564190	15.474306	-0.58%	0
2013	14.993409	15.564190	3.81%	0
2012	13.500921	14.993409	11.05%	0
2011	13.412542	13.500921	0.66%	0
2010	12.226056	13.412542	9.70%	0
2009	8.637273	12.226056	41.55%	0
2008	12.372142	8.637273	-30.19%	0
2007	12.375547	12.372142	-0.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.189784	12.318881	10.09%	0
2015	11.681180	11.189784	-4.21%	0
2014	11.307031	11.681180	3.31%	0
2013	8.125299	11.307031	39.16%	0
2012	7.173767	8.125299	13.26%	0
2011	8.375305	7.173767	-14.35%	0
2010	7.486720	8.375305	11.87%	0
2009	5.048414	7.486720	48.30%	0
2008*	10.000000	5.048414	-49.52%	0
1051

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	12.978657	13.856005	6.76%	0
2015	13.443235	12.978657	-3.46%	0
2014	12.547424	13.443235	7.14%	0
2013	9.340799	12.547424	34.33%	0
2012	8.650626	9.340799	7.98%	0
2011	9.223459	8.650626	-6.21%	0
2010	7.699265	9.223459	19.80%	0
2009	6.049733	7.699265	27.27%	0
2008*	10.000000	6.049733	-39.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	10.856750	11.406943	5.07%	0
2015	11.398284	10.856750	-4.75%	0
2014	11.250961	11.398284	1.31%	0
2013	8.962878	11.250961	25.53%	0
2012	7.959725	8.962878	12.60%	0
2011	8.769046	7.959725	-9.23%	0
2010	7.867952	8.769046	11.45%	0
2009	6.281508	7.867952	25.26%	0
2008*	10.000000	6.281508	-37.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	10.804563	11.115828	2.88%	0
2015	11.263840	10.804563	-4.08%	0
2014	11.139484	11.263840	1.12%	0
2013	10.021027	11.139484	11.16%	0
2012	9.307529	10.021027	7.67%	0
2011	9.730598	9.307529	-4.35%	0
2010	9.090590	9.730598	7.04%	0
2009	7.825444	9.090590	16.17%	0
2008*	10.000000	7.825444	-21.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	10.980884	11.426433	4.06%	0
2015	11.478924	10.980884	-4.34%	0
2014	11.308823	11.478924	1.50%	0
2013	9.620518	11.308823	17.55%	0
2012	8.732517	9.620518	10.17%	0
2011	9.328311	8.732517	-6.39%	0
2010	8.560960	9.328311	8.96%	0
2009	7.111771	8.560960	20.38%	0
2008*	10.000000	7.111771	-28.88%	0
1052

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.219745	10.365989	1.43%	0
2015	10.619217	10.219745	-3.76%	0
2014	10.599632	10.619217	0.18%	0
2013	10.419126	10.599632	1.73%	0
2012	9.997996	10.419126	4.21%	0
2011	10.168289	9.997996	-1.67%	0
2010	9.820260	10.168289	3.54%	0
2009	8.962214	9.820260	9.57%	0
2008*	10.000000	8.962214	-10.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.840296	10.071169	2.35%	0
2015	10.605328	9.840296	-7.21%	0
2014	10.697221	10.605328	-0.86%	0
2013*	10.000000	10.697221	6.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.784764	10.076535	2.98%	0
2015	10.610092	9.784764	-7.78%	0
2014	10.834111	10.610092	-2.07%	0
2013*	10.000000	10.834111	8.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	10.918289	11.299640	3.49%	0
2015	11.383151	10.918289	-4.08%	0
2014	11.228131	11.383151	1.38%	0
2013	9.830904	11.228131	14.21%	0
2012	9.024550	9.830904	8.94%	0
2011	9.530159	9.024550	-5.31%	0
2010	8.826200	9.530159	7.98%	0
2009	7.465379	8.826200	18.23%	0
2008*	10.000000	7.465379	-25.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	10.901575	11.372395	4.32%	0
2015	11.416740	10.901575	-4.51%	0
2014	11.262180	11.416740	1.37%	0
2013	9.347149	11.262180	20.49%	0
2012	8.414537	9.347149	11.08%	0
2011	9.104057	8.414537	-7.57%	0
2010	8.287132	9.104057	9.86%	0
2009	6.752984	8.287132	22.72%	0
2008*	10.000000	6.752984	-32.47%	0
1053

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	10.649816	10.945221	2.77%	0
2015	11.103166	10.649816	-4.08%	0
2014	11.003297	11.103166	0.91%	0
2013	10.202757	11.003297	7.85%	0
2012	9.563919	10.202757	6.68%	0
2011	9.890854	9.563919	-3.31%	0
2010	9.356628	9.890854	5.71%	0
2009	8.200964	9.356628	14.09%	0
2008*	10.000000	8.200964	-17.99%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.522007	10.712607	1.81%	0
2015	10.949455	10.522007	-3.90%	0
2014	10.789088	10.949455	1.49%	0
2013	11.370583	10.789088	-5.11%	0
2012	10.912604	11.370583	4.20%	0
2011	10.594016	10.912604	3.01%	0
2010	10.233591	10.594016	3.52%	0
2009	9.720365	10.233591	5.28%	0
2008*	10.000000	9.720365	-2.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.443980	11.466042	0.19%	0
2015	11.865400	11.443980	-3.55%	0
2014	11.669032	11.865400	1.68%	0
2013	12.287936	11.669032	-5.04%	0
2012	11.833186	12.287936	3.84%	0
2011	11.508407	11.833186	2.82%	0
2010	10.979485	11.508407	4.82%	0
2009	9.726123	10.979485	12.89%	0
2008*	10.000000	9.726123	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	19.542672	20.365434	4.21%	0
2015	24.064443	19.542672	-18.79%	0
2014	26.330667	24.064443	-8.61%	0
2013	27.043150	26.330667	-2.63%	0
2012	23.844596	27.043150	13.41%	0
2011	31.773961	23.844596	-24.96%	0
2010	28.273349	31.773961	12.38%	0
2009	17.881406	28.273349	58.12%	0
2008	43.845668	17.881406	-59.22%	0
2007	31.152959	43.845668	40.74%	0
1054

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	10.298243	10.059049	-2.32%	0
2015	10.633812	10.298243	-3.16%	0
2014	10.489087	10.633812	1.38%	0
2013	11.276444	10.489087	-6.98%	0
2012	11.287080	11.276444	-0.09%	0
2011	10.853663	11.287080	3.99%	0
2010	10.684176	10.853663	1.59%	0
2009	10.731731	10.684176	-0.44%	0
2008	10.275983	10.731731	4.44%	0
2007	9.892799	10.275983	3.87%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	7.801511	7.564773	-3.03%	0
2015	8.046939	7.801511	-3.05%	0
2014	8.300090	8.046939	-3.05%	0
2013	8.561207	8.300090	-3.05%	0
2012	8.831285	8.561207	-3.06%	0
2011	9.108327	8.831285	-3.04%	0
2010	9.394855	9.108327	-3.05%	0
2009	9.686346	9.394855	-3.01%	0
2008	9.790017	9.686346	-1.06%	0
2007	9.637806	9.790017	1.58%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.442643	7.261983	-2.43%	0
2015	7.932357	7.442643	-6.17%	0
2014	8.241281	7.932357	-3.75%	0
2013	7.230571	8.241281	13.98%	0
2012	6.472936	7.230571	11.70%	0
2011	7.418081	6.472936	-12.74%	0
2010	6.770801	7.418081	9.56%	0
2009	5.394967	6.770801	25.50%	0
2008*	10.000000	5.394967	-46.05%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.057344	7.853117	-2.53%	0
2015	8.427969	8.057344	-4.40%	0
2014	9.266579	8.427969	-9.05%	0
2013	7.898414	9.266579	17.32%	0
2012	6.892224	7.898414	14.60%	0
2011	8.156923	6.892224	-15.50%	0
2010	7.833749	8.156923	4.13%	0
2009	6.282791	7.833749	24.69%	0
2008	11.388059	6.282791	-44.83%	0
2007	10.739954	11.388059	6.03%	0
1055

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	17.883065	18.980829	6.14%	0
2015	18.631703	17.883065	-4.02%	0
2014	18.305287	18.631703	1.78%	0
2013	14.837917	18.305287	23.37%	0
2012	13.205631	14.837917	12.36%	0
2011	14.177701	13.205631	-6.86%	0
2010	12.757103	14.177701	11.14%	0
2009	10.344252	12.757103	23.33%	0
2008	16.895100	10.344252	-38.77%	0
2007	16.449446	16.895100	2.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	13.587697	14.004768	3.07%	0
2015	14.039561	13.587697	-3.22%	0
2014	13.846341	14.039561	1.40%	0
2013	12.591560	13.846341	9.97%	0
2012	11.874114	12.591560	6.04%	0
2011	12.139422	11.874114	-2.19%	0
2010	11.402064	12.139422	6.47%	0
2009*	10.000000	11.402064	14.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.465974	16.156152	4.46%	0
2015	16.037874	15.465974	-3.57%	0
2014	15.722960	16.037874	2.00%	0
2013	13.571678	15.722960	15.85%	0
2012	12.471826	13.571678	8.82%	0
2011	12.984872	12.471826	-3.95%	0
2010	11.954848	12.984872	8.62%	0
2009*	10.000000	11.954848	19.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	11.125817	11.247365	1.09%	0
2015	11.445546	11.125817	-2.79%	0
2014	11.363534	11.445546	0.72%	0
2013	11.180794	11.363534	1.63%	0
2012	10.965866	11.180794	1.96%	0
2011	10.987929	10.965866	-0.20%	0
2010	10.702833	10.987929	2.66%	0
2009	10.120120	10.702833	5.76%	0
2008	11.107544	10.120120	-8.89%	0
2007	10.873756	11.107544	2.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.815428	10.060102	2.49%	0
2015	10.463419	9.815428	-6.19%	0
2014	10.533917	10.463419	-0.67%	0
2013*	10.000000	10.533917	5.34%	0
1056

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.754640	10.115365	3.70%	0
2015	10.475901	9.754640	-6.88%	0
2014	10.621352	10.475901	-1.37%	0
2013*	10.000000	10.621352	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	14.747530	15.320368	3.88%	0
2015	15.262599	14.747530	-3.37%	0
2014	14.967274	15.262599	1.97%	0
2013	13.237023	14.967274	13.07%	0
2012	12.322168	13.237023	7.42%	0
2011	12.714116	12.322168	-3.08%	0
2010	11.823476	12.714116	7.53%	0
2009	10.236591	11.823476	15.50%	2,339
2008	13.747919	10.236591	-25.54%	6,443
2007	13.423110	13.747919	2.42%	6,723
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	16.624001	17.485485	5.18%	0
2015	17.273104	16.624001	-3.76%	0
2014	16.975067	17.273104	1.76%	0
2013	14.307265	16.975067	18.65%	0
2012	12.973246	14.307265	10.28%	0
2011	13.671308	12.973246	-5.11%	0
2010	12.497156	13.671308	9.40%	0
2009	10.362610	12.497156	20.60%	0
2008	15.579862	10.362610	-33.49%	0
2007	15.141442	15.579862	2.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	13.020136	13.344088	2.49%	0
2015	13.433873	13.020136	-3.08%	0
2014	13.229488	13.433873	1.54%	0
2013	12.349536	13.229488	7.13%	0
2012	11.791003	12.349536	4.74%	0
2011	11.915311	11.791003	-1.04%	0
2010	11.325459	11.915311	5.21%	0
2009	10.196911	11.325459	11.07%	0
2008	12.380422	10.196911	-17.64%	0
2007	12.065080	12.380422	2.61%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	20.610086	20.647533	0.18%	0
2015	20.280446	20.610086	1.63%	0
2014	19.268622	20.280446	5.25%	0
2013	14.582959	19.268622	32.13%	0
2012	12.702643	14.582959	14.80%	0
2011	13.436685	12.702643	-5.46%	0
2010	12.771391	13.436685	5.21%	0
2009*	10.000000	12.771391	27.71%	0
1057

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.346545	9.836886	5.25%	0
2015	9.862241	9.346545	-5.23%	0
2014*	10.000000	9.862241	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.763843	10.417856	6.70%	0
2015	10.056828	9.763843	-2.91%	0
2014*	10.000000	10.056828	0.57%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	24.349807	28.399575	16.63%	0
2015	25.768956	24.349807	-5.51%	0
2014	24.291337	25.768956	6.08%	0
2013	18.831589	24.291337	28.99%	0
2012	16.536017	18.831589	13.88%	0
2011	17.500539	16.536017	-5.51%	0
2010	14.302890	17.500539	22.36%	0
2009	10.787765	14.302890	32.58%	0
2008	17.514227	10.787765	-38.41%	0
2007	16.798370	17.514227	4.26%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	11.528081	12.143964	5.34%	0
2015	12.244713	11.528081	-5.85%	0
2014	12.157755	12.244713	0.72%	0
2013	12.682874	12.157755	-4.14%	0
2012	11.655088	12.682874	8.82%	0
2011	11.388913	11.655088	2.34%	0
2010	10.622425	11.388913	7.22%	0
2009	8.808825	10.622425	20.59%	0
2008	10.985576	8.808825	-19.81%	0
2007	10.832059	10.985576	1.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.267441	8.763417	-5.44%	0
2015	9.622059	9.267441	-3.69%	0
2014	10.060856	9.622059	-4.36%	0
2013	8.570752	10.060856	17.39%	0
2012	7.653180	8.570752	11.99%	0
2011	8.734120	7.653180	-12.38%	0
2010	7.915816	8.734120	10.34%	0
2009	5.998793	7.915816	31.96%	0
2008*	10.000000	5.998793	-40.01%	0
1058

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	11.767015	11.977401	1.79%	0
2015	12.822857	11.767015	-8.23%	0
2014	14.643538	12.822857	-12.43%	0
2013	12.477550	14.643538	17.36%	0
2012	10.996315	12.477550	13.47%	0
2011	13.569168	10.996315	-18.96%	0
2010	13.216614	13.569168	2.67%	0
2009	10.526349	13.216614	25.56%	0
2008	20.288096	10.526349	-48.12%	0
2007	20.378104	20.288096	-0.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	12.843726	12.700901	-1.11%	0
2015	12.845773	12.843726	-0.02%	0
2014	12.029119	12.845773	6.79%	0
2013	9.230692	12.029119	30.32%	0
2012	8.198475	9.230692	12.59%	0
2011	8.738329	8.198475	-6.18%	0
2010	7.813029	8.738329	11.84%	0
2009	6.230135	7.813029	25.41%	0
2008*	10.000000	6.230135	-37.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.415373	12.844140	12.52%	0
2015	12.193617	11.415373	-6.38%	0
2014	11.408621	12.193617	6.88%	0
2013	8.714752	11.408621	30.91%	0
2012	7.644729	8.714752	14.00%	0
2011	8.396357	7.644729	-8.95%	0
2010	7.681252	8.396357	9.31%	0
2009	6.218357	7.681252	23.53%	0
2008*	10.000000	6.218357	-37.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.434419	12.786289	2.83%	0
2015	12.870170	12.434419	-3.39%	0
2014	12.799047	12.870170	0.56%	0
2013	9.524438	12.799047	34.38%	0
2012	8.569775	9.524438	11.14%	0
2011	9.250616	8.569775	-7.36%	0
2010	7.544426	9.250616	22.62%	0
2009	6.141516	7.544426	22.84%	0
2008*	10.000000	6.141516	-38.58%	0
1059

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	14.575363	16.618502	14.02%	0
2015	15.480695	14.575363	-5.85%	0
2014	13.645203	15.480695	13.45%	0
2013	10.373270	13.645203	31.54%	0
2012	9.197046	10.373270	12.79%	0
2011	9.711268	9.197046	-5.30%	0
2010	8.372743	9.711268	15.99%	0
2009	6.619275	8.372743	26.49%	0
2008*	10.000000	6.619275	-33.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	16.570251	17.360884	4.77%	0
2015	17.001590	16.570251	-2.54%	0
2014	17.102418	17.001590	-0.59%	0
2013	12.254205	17.102418	39.56%	0
2012	11.177196	12.254205	9.64%	0
2011	11.628297	11.177196	-3.88%	0
2010	9.586974	11.628297	21.29%	0
2009	7.774875	9.586974	23.31%	0
2008	15.001153	7.774875	-48.17%	0
2007	14.132992	15.001153	6.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	22.629573	27.561537	21.79%	0
2015	24.908256	22.629573	-9.15%	0
2014	24.063885	24.908256	3.51%	0
2013	17.725756	24.063885	35.76%	0
2012	15.198541	17.725756	16.63%	0
2011	16.579986	15.198541	-8.33%	0
2010	13.521351	16.579986	22.62%	0
2009	11.081194	13.521351	22.02%	0
2008	16.884236	11.081194	-34.37%	0
2007	18.775958	16.884236	-10.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	21.585638	25.647465	18.82%	0
2015	22.694946	21.585638	-4.89%	0
2014	23.279617	22.694946	-2.51%	0
2013	17.083758	23.279617	36.27%	0
2012	15.293701	17.083758	11.70%	0
2011	16.745736	15.293701	-8.67%	0
2010	13.819862	16.745736	21.17%	0
2009	10.603798	13.819862	30.33%	0
2008	17.743703	10.603798	-40.24%	0
2007	17.964765	17.743703	-1.23%	0
1060

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	16.451439	17.730931	7.78%	0
2015	16.857465	16.451439	-2.41%	0
2014	15.550299	16.857465	8.41%	0
2013	12.263337	15.550299	26.80%	0
2012	11.111402	12.263337	10.37%	0
2011	11.417078	11.111402	-2.68%	0
2010	10.400653	11.417078	9.77%	0
2009	8.544266	10.400653	21.73%	0
2008	15.094942	8.544266	-43.40%	0
2007	14.433162	15.094942	4.59%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.504750	11.955587	3.92%	0
2015	12.578752	11.504750	-8.54%	0
2014	10.088284	12.578752	24.69%	0
2013	10.132104	10.088284	-0.43%	0
2012	9.042564	10.132104	12.05%	0
2011	8.787000	9.042564	2.91%	0
2010	6.981178	8.787000	25.87%	0
2009	5.517417	6.981178	26.53%	0
2008*	10.000000	5.517417	-44.83%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.402296	13.395515	8.01%	0
2015	12.672983	12.402296	-2.14%	0
2014	11.559898	12.672983	9.63%	0
2013*	10.000000	11.559898	15.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.044133	8.987525	-0.63%	0
2015	9.360609	9.044133	-3.38%	0
2014	9.607633	9.360609	-2.57%	0
2013	9.899460	9.607633	-2.95%	0
2012	9.864136	9.899460	0.36%	0
2011	10.043242	9.864136	-1.78%	0
2010	10.114435	10.043242	-0.70%	0
2009	9.740099	10.114435	3.84%	0
2008*	10.000000	9.740099	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.609739	13.606058	17.20%	0
2015	12.589683	11.609739	-7.78%	0
2014	12.420478	12.589683	1.36%	0
2013*	10.000000	12.420478	24.20%	0
1061

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.514512	12.269100	-1.96%	0
2015	13.432675	12.514512	-6.84%	0
2014	15.084360	13.432675	-10.95%	0
2013	12.955429	15.084360	16.43%	0
2012	11.177163	12.955429	15.91%	0
2011	13.164268	11.177163	-15.09%	0
2010	12.767852	13.164268	3.10%	0
2009*	10.000000	12.767852	27.68%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	11.368775	10.822777	-4.80%	0
2015	11.549991	11.368775	-1.57%	0
2014	12.316658	11.549991	-6.22%	0
2013	10.781207	12.316658	14.24%	0
2012	9.386507	10.781207	14.86%	0
2011	11.043269	9.386507	-15.00%	0
2010	9.335117	11.043269	18.30%	0
2009	7.158380	9.335117	30.41%	0
2008	13.785992	7.158380	-48.07%	0
2007	13.779382	13.785992	0.05%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	24.182416	24.422615	0.99%	0
2015	24.697603	24.182416	-2.09%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	8.367936	8.212329	-1.86%	0
2015	8.615361	8.367936	-2.87%	0
2014	8.832529	8.615361	-2.46%	0
2013	9.054568	8.832529	-2.45%	0
2012	8.928979	9.054568	1.41%	0
2011	9.182582	8.928979	-2.76%	0
2010	8.995991	9.182582	2.07%	0
2009	8.187736	8.995991	9.87%	0
2008	9.755445	8.187736	-16.07%	0
2007	9.605668	9.755445	1.56%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	19.684339	20.967873	6.52%	0
2015	20.398187	19.684339	-3.50%	0
2014	19.060973	20.398187	7.02%	0
2013	14.287610	19.060973	33.41%	0
2012	13.280078	14.287610	7.59%	0
2011	14.132386	13.280078	-6.03%	0
2010	11.864818	14.132386	19.11%	0
2009	9.311760	11.864818	27.42%	0
2008	15.861781	9.311760	-41.29%	0
2007	15.205838	15.861781	4.31%	0
1062

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	23.286101	22.542262	-3.19%	0
2015	23.167940	23.286101	0.51%	0
2014	23.415441	23.167940	-1.06%	0
2013	19.018403	23.415441	23.12%	0
2012	16.219825	19.018403	17.25%	0
2011	18.288850	16.219825	-11.31%	0
2010	16.303500	18.288850	12.18%	0
2009	12.067395	16.303500	35.10%	0
2008	20.861501	12.067395	-42.15%	0
2007	20.287724	20.861501	2.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.181504	9.459972	3.03%	0
2015	9.712432	9.181504	-5.47%	0
2014	9.774438	9.712432	-0.63%	0
2013	10.119092	9.774438	-3.41%	0
2012*	10.000000	10.119092	1.19%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.923071	8.416718	-5.67%	0
2015	8.926577	8.923071	-0.04%	0
2014*	10.000000	8.926577	-10.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	18.005939	19.430843	7.91%	0
2015	18.012794	18.005939	-0.04%	0
2014	16.829103	18.012794	7.03%	0
2013	13.206306	16.829103	27.43%	0
2012	11.682310	13.206306	13.05%	0
2011	12.087092	11.682310	-3.35%	0
2010	10.763594	12.087092	12.30%	0
2009	8.674053	10.763594	24.09%	0
2008	14.578687	8.674053	-40.50%	0
2007	14.440366	14.578687	0.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	24.448184	27.893861	14.09%	0
2015	26.853920	24.448184	-8.96%	0
2014	24.807488	26.853920	8.25%	0
2013	18.195616	24.807488	36.34%	0
2012	15.950794	18.195616	14.07%	0
2011	16.853247	15.950794	-5.35%	0
2010	14.126001	16.853247	19.31%	0
2009	10.644550	14.126001	32.71%	0
2008	17.711200	10.644550	-39.90%	0
2007	18.529530	17.711200	-4.42%	0
1063

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.736845	9.564370	9.47%	0
2015	9.923620	8.736845	-11.96%	0
2014	10.189492	9.923620	-2.61%	0
2013	10.498583	10.189492	-2.94%	0
2012*	10.000000	10.498583	4.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	9.072995	9.959379	9.77%	0
2015	9.585139	9.072995	-5.34%	0
2014*	10.000000	9.585139	-4.15%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.682275	9.660329	-0.23%	0
2015	10.758866	9.682275	-10.01%	0
2014	11.064034	10.758866	-2.76%	0
2013	12.214210	11.064034	-9.42%	0
2012	11.973041	12.214210	2.01%	0
2011	11.390053	11.973041	5.12%	0
2010	10.741639	11.390053	6.04%	0
2009*	10.000000	10.741639	7.42%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.168315	9.987673	-1.78%	0
2015	10.466349	10.168315	-2.85%	0
2014	10.715431	10.466349	-2.32%	0
2013	11.078266	10.715431	-3.28%	0
2012	10.806338	11.078266	2.52%	0
2011	11.034145	10.806338	-2.06%	0
2010	10.820165	11.034145	1.98%	0
2009*	10.000000	10.820165	8.20%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	9.994396	-0.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.789800	9.737248	-0.54%	0
2015	10.064005	9.789800	-2.72%	0
2014	9.965312	10.064005	0.99%	0
2013	10.494265	9.965312	-5.04%	0
2012	9.886072	10.494265	6.15%	0
2011*	10.000000	9.886072	-1.14%	0
1064

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	15.352873	17.121376	11.52%	0
2015	17.125155	15.352873	-10.35%	0
2014	15.951812	17.125155	7.36%	0
2013	12.126778	15.951812	31.54%	0
2012	10.499776	12.126778	15.50%	0
2011	11.356594	10.499776	-7.54%	0
2010	10.241135	11.356594	10.89%	0
2009	8.137404	10.241135	25.85%	0
2008	13.692654	8.137404	-40.57%	0
2007	15.033833	13.692654	-8.92%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.257019	2.57%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	14.515090	13.728234	-5.42%	0
2015	14.950864	14.515090	-2.91%	0
2014	16.542582	14.950864	-9.62%	0
2013	13.322836	16.542582	24.17%	0
2012	11.272397	13.322836	18.19%	0
2011	13.997038	11.272397	-19.47%	0
2010	13.121396	13.997038	6.67%	0
2009	10.859289	13.121396	20.83%	0
2008	19.985747	10.859289	-45.66%	0
2007	19.026074	19.985747	5.04%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	28.671500	24.820266	-13.43%	0
2015	26.294452	28.671500	9.04%	0
2014	20.667758	26.294452	27.22%	0
2013	14.163131	20.667758	45.93%	0
2012	11.152372	14.163131	27.00%	0
2011	10.420234	11.152372	7.03%	0
2010*	10.000000	10.420234	4.20%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.216266	7.268338	39.34%	0
2015	8.084913	5.216266	-35.48%	0
2014	10.309111	8.084913	-21.58%	0
2013	9.620077	10.309111	7.16%	0
2012*	10.000000	9.620077	-3.80%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.124559	7.125789	39.05%	0
2015	7.964219	5.124559	-35.66%	0
2014	10.185823	7.964219	-21.81%	0
2013	9.525583	10.185823	6.93%	0
2012*	10.000000	9.525583	-4.74%	0
1065

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	15.827759	15.944128	0.74%	0
2015	16.850509	15.827759	-6.07%	0
2014	15.771940	16.850509	6.84%	0
2013	12.146661	15.771940	29.85%	0
2012	10.775498	12.146661	12.72%	0
2011	11.928252	10.775498	-9.66%	0
2010	10.951363	11.928252	8.92%	0
2009	8.890110	10.951363	23.19%	0
2008	14.759291	8.890110	-39.77%	0
2007	13.847954	14.759291	6.58%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	14.648126	15.292053	4.40%	0
2015	14.922573	14.648126	-1.84%	0
2014	13.037584	14.922573	14.46%	0
2013	11.240922	13.037584	15.98%	0
2012	10.258243	11.240922	9.58%	0
2011	9.935830	10.258243	3.24%	0
2010	9.045968	9.935830	9.84%	0
2009	8.081571	9.045968	11.93%	0
2008	11.760067	8.081571	-31.28%	0
2007	11.275580	11.760067	4.30%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	17.942522	17.486970	-2.54%	0
2015	18.261604	17.942522	-1.75%	0
2014	18.135347	18.261604	0.70%	0
2013	13.372394	18.135347	35.62%	0
2012	11.457691	13.372394	16.71%	0
2011	12.510748	11.457691	-8.42%	0
2010*	10.000000	12.510748	25.11%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	18.755685	19.593962	4.47%	0
2015	19.920093	18.755685	-5.85%	0
2014	20.940198	19.920093	-4.87%	0
2013	14.376800	20.940198	45.65%	0
2012	13.748118	14.376800	4.57%	0
2011	14.863063	13.748118	-7.50%	0
2010	12.092643	14.863063	22.91%	0
2009	8.171364	12.092643	47.99%	0
2008	14.389850	8.171364	-43.21%	0
2007	13.043625	14.389850	10.32%	0
1066

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.506606	10.524531	0.17%	0
2015	10.985600	10.506606	-4.36%	0
2014	10.879370	10.985600	0.98%	0
2013	10.030410	10.879370	8.46%	0
2012*	10.000000	10.030410	0.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	17.766334	19.123127	7.64%	0
2015	18.076816	17.766334	-1.72%	0
2014	17.069308	18.076816	5.90%	0
2013	13.087650	17.069308	30.42%	0
2012	11.520626	13.087650	13.60%	0
2011	11.208033	11.520626	2.79%	0
2010	10.253944	11.208033	9.30%	0
2009	8.792812	10.253944	16.62%	0
2008	15.301802	8.792812	-42.54%	0
2007	15.061957	15.301802	1.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	24.145917	29.200915	20.94%	0
2015	26.423133	24.145917	-8.62%	0
2014	25.029375	26.423133	5.57%	0
2013	18.766693	25.029375	33.37%	0
2012	16.348953	18.766693	14.79%	0
2011	18.463065	16.348953	-11.45%	0
2010	15.051079	18.463065	22.67%	0
2009	10.888056	15.051079	38.23%	0
2008	17.489150	10.888056	-37.74%	0
2007	17.780205	17.489150	-1.64%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.575839	10.698520	1.16%	0
2015	11.190451	10.575839	-5.49%	0
2014	11.179558	11.190451	0.10%	0
2013	12.606234	11.179558	-11.32%	0
2012	12.115666	12.606234	4.05%	0
2011	11.188033	12.115666	8.29%	0
2010	10.983615	11.188033	1.86%	0
2009	10.284462	10.983615	6.80%	0
2008	10.784814	10.284462	-4.64%	0
2007	10.166527	10.784814	6.08%	0
1067

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	16.891981	18.530647	9.70%	0
2015	18.535112	16.891981	-8.86%	0
2014	17.028175	18.535112	8.85%	0
2013	12.970260	17.028175	31.29%	0
2012	11.695303	12.970260	10.90%	0
2011	11.733445	11.695303	-0.33%	0
2010	10.634491	11.733445	10.33%	0
2009	9.318527	10.634491	14.12%	0
2008	14.734347	9.318527	-36.76%	0
2007	15.274633	14.734347	-3.54%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	18.929069	22.511354	18.92%	0
2015	19.848244	18.929069	-4.63%	0
2014	17.621595	19.848244	12.64%	0
2013	13.999232	17.621595	25.88%	0
2012	12.430915	13.999232	12.62%	0
2011	12.936880	12.430915	-3.91%	0
2010	11.221044	12.936880	15.29%	0
2009	8.921263	11.221044	25.78%	0
2008	12.196336	8.921263	-26.85%	0
2007	12.901691	12.196336	-5.47%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.647922	10.851196	12.47%	0
2015*	10.000000	9.647922	-3.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.256385	13.335387	0.60%	0
2015	13.818898	13.256385	-4.07%	0
2014	13.990704	13.818898	-1.23%	0
2013	12.619038	13.990704	10.87%	0
2012	11.843295	12.619038	6.55%	0
2011	12.683088	11.843295	-6.62%	0
2010	11.924613	12.683088	6.36%	0
2009*	10.000000	11.924613	19.25%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.107568	9.957389	9.33%	0
2015*	10.000000	9.107568	-8.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.675655	9.607094	-0.71%	0
2015*	10.000000	9.675655	-3.24%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.210406	14.241083	27.03%	0
2015	12.368443	11.210406	-9.36%	0
2014	12.085177	12.368443	2.34%	0
2013*	10.000000	12.085177	20.85%	0
1068

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.160672	11.343481	11.64%	0
2015	10.756439	10.160672	-5.54%	0
2014*	10.000000	10.756439	7.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	24.639473	30.021110	21.84%	0
2015	26.034347	24.639473	-5.36%	0
2014	25.558304	26.034347	1.86%	0
2013	18.743802	25.558304	36.36%	0
2012	16.713737	18.743802	12.15%	0
2011	17.150860	16.713737	-2.55%	0
2010	14.066118	17.150860	21.93%	0
2009	11.610534	14.066118	21.15%	0
2008	17.344711	11.610534	-33.06%	0
2007	18.020861	17.344711	-3.75%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	18.265160	19.725704	8.00%	0
2015	18.687227	18.265160	-2.26%	0
2014	17.050653	18.687227	9.60%	0
2013	13.359986	17.050653	27.62%	0
2012	11.940615	13.359986	11.89%	0
2011	12.125325	11.940615	-1.52%	0
2010	10.924784	12.125325	10.99%	0
2009	8.944671	10.924784	22.14%	0
2008	14.728065	8.944671	-39.27%	0
2007	14.479129	14.728065	1.72%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	16.094337	16.787437	4.31%	0
2015	17.072576	16.094337	-5.73%	0
2014	16.339865	17.072576	4.48%	0
2013	13.955936	16.339865	17.08%	0
2012	13.077655	13.955936	6.72%	0
2011	12.410446	13.077655	5.38%	0
2010	11.132297	12.410446	11.48%	0
2009	9.399082	11.132297	18.44%	0
2008	13.802657	9.399082	-31.90%	0
2007	13.333094	13.802657	3.52%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	14.409349	16.308385	13.18%	0
2015	15.255183	14.409349	-5.54%	0
2014	15.538009	15.255183	-1.82%	0
2013	10.818195	15.538009	43.63%	0
2012	9.285714	10.818195	16.50%	0
2011	11.149943	9.285714	-16.72%	0
2010	8.795706	11.149943	26.77%	0
2009	7.217638	8.795706	21.86%	0
2008	11.970611	7.217638	-39.71%	0
2007	13.926865	11.970611	-14.05%	0
1069

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.392607	9.916490	5.58%	0
2015	9.790232	9.392607	-4.06%	0
2014*	10.000000	9.790232	-2.10%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	11.220698	10.386551	-7.43%	0
2015	12.376091	11.220698	-9.34%	0
2014	12.944331	12.376091	-4.39%	0
2013	11.504487	12.944331	12.52%	0
2012	10.791401	11.504487	6.61%	0
2011	11.785179	10.791401	-8.43%	0
2010	10.762012	11.785179	9.51%	0
2009	9.805582	10.762012	9.75%	0
2008	14.388496	9.805582	-31.85%	0
2007	13.545346	14.388496	6.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	10.839071	10.874949	0.33%	0
2015	11.235231	10.839071	-3.53%	0
2014	11.201172	11.235231	0.30%	0
2013	11.473435	11.201172	-2.37%	0
2012	10.819359	11.473435	6.05%	0
2011	10.946648	10.819359	-1.16%	0
2010	10.432720	10.946648	4.93%	0
2009	8.960295	10.432720	16.43%	0
2008	10.002438	8.960295	-10.42%	0
2007	9.819422	10.002438	1.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	12.476952	12.723623	1.98%	0
2015	12.944807	12.476952	-3.61%	0
2014	12.819099	12.944807	0.98%	0
2013	11.686873	12.819099	9.69%	0
2012	10.809551	11.686873	8.12%	0
2011	11.202483	10.809551	-3.51%	0
2010	10.271943	11.202483	9.06%	0
2009	8.551895	10.271943	20.11%	0
2008	11.794229	8.551895	-27.49%	0
2007	11.227925	11.794229	5.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	12.945792	13.273561	2.53%	0
2015	13.421611	12.945792	-3.55%	0
2014	13.242475	13.421611	1.35%	0
2013	11.818222	13.242475	12.05%	0
2012	10.787215	11.818222	9.56%	0
2011	11.271537	10.787215	-4.30%	0
2010	10.174021	11.271537	10.79%	0
2009	8.167735	10.174021	24.56%	0
2008	12.543972	8.167735	-34.89%	0
2007	11.773904	12.543972	6.54%	0
1070

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	13.499672	13.916189	3.09%	0
2015	14.005800	13.499672	-3.61%	0
2014	13.799359	14.005800	1.50%	0
2013	11.729511	13.799359	17.65%	0
2012	10.510007	11.729511	11.60%	0
2011	11.161361	10.510007	-5.84%	0
2010	9.938798	11.161361	12.30%	0
2009	7.818906	9.938798	27.11%	0
2008	13.051638	7.818906	-40.09%	0
2007	12.127667	13.051638	7.62%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.309085	3.09%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.206474	14.498673	29.38%	0
2015	14.593874	11.206474	-23.21%	0
2014	17.265507	14.593874	-15.47%	0
2013	14.352236	17.265507	20.30%	0
2012	14.142957	14.352236	1.48%	0
2011	15.395119	14.142957	-8.13%	0
2010	13.332991	15.395119	15.47%	0
2009	9.323947	13.332991	43.00%	0
2008	21.105881	9.323947	-55.82%	0
2007	14.957678	21.105881	41.10%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	16.239760	18.524820	14.07%	0
2015	17.501187	16.239760	-7.21%	0
2014	16.649296	17.501187	5.12%	0
2013	13.441266	16.649296	23.87%	0
2012	11.851022	13.441266	13.42%	0
2011	12.149852	11.851022	-2.46%	0
2010	10.910636	12.149852	11.36%	0
2009	8.669099	10.910636	25.86%	0
2008	15.645403	8.669099	-44.59%	0
2007	15.945844	15.645403	-1.88%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.126017	11.26%	0
1071

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	19.104026	18.615189	-2.56%	0
2015	18.441885	19.104026	3.59%	0
2014	17.143809	18.441885	7.57%	0
2013	13.008718	17.143809	31.79%	0
2012	11.735549	13.008718	10.85%	0
2011	12.114143	11.735549	-3.13%	0
2010	10.092914	12.114143	20.03%	0
2009	8.139562	10.092914	24.00%	0
2008	15.943213	8.139562	-48.95%	0
2007	12.992170	15.943213	22.71%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	10.950235	11.086878	1.25%	0
2015	11.397434	10.950235	-3.92%	0
2014	11.136425	11.397434	2.34%	0
2013	11.735404	11.136425	-5.10%	0
2012	11.469075	11.735404	2.32%	0
2011	11.057037	11.469075	3.73%	0
2010	10.609884	11.057037	4.21%	0
2009	9.482361	10.609884	11.89%	0
2008	10.136610	9.482361	-6.45%	0
2007	10.052096	10.136610	0.84%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	28.277430	30.670580	8.46%	0
2015	29.665429	28.277430	-4.68%	0
2014	28.873057	29.665429	2.74%	0
2013	21.929943	28.873057	31.66%	0
2012	19.756159	21.929943	11.00%	0
2011	22.869179	19.756159	-13.61%	0
2010	18.355509	22.869179	24.59%	2
2009	13.554387	18.355509	35.42%	2
2008	23.163116	13.554387	-41.48%	2
2007	20.728729	23.163116	11.74%	2
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	17.844545	16.381746	-8.20%	0
2015	17.827869	17.844545	0.09%	0
2014	20.063032	17.827869	-11.14%	0
2013	15.906071	20.063032	26.13%	0
2012	13.637011	15.906071	16.64%	0
2011	17.025062	13.637011	-19.90%	0
2010	15.571433	17.025062	9.34%	0
2009	12.731492	15.571433	22.31%	0
2008	23.447130	12.731492	-45.70%	0
2007	20.675483	23.447130	13.41%	0
1072

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	21.440737	22.704337	5.89%	0
2015	22.856030	21.440737	-6.19%	0
2014	22.144979	22.856030	3.21%	0
2013	17.554382	22.144979	26.15%	0
2012	14.258250	17.554382	23.12%	0
2011	16.175617	14.258250	-11.85%	0
2010	13.212601	16.175617	22.43%	2
2009	8.676502	13.212601	52.28%	2
2008	18.382872	8.676502	-52.80%	2
2007	17.995089	18.382872	2.15%	3
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.178791	11.164282	9.68%	0
2015	11.200453	10.178791	-9.12%	0
2014	11.238736	11.200453	-0.34%	0
2013	9.370623	11.238736	19.94%	0
2012	8.385379	9.370623	11.75%	0
2011	8.788635	8.385379	-4.59%	0
2010	8.226101	8.788635	6.84%	0
2009	6.517536	8.226101	26.21%	0
2008*	10.000000	6.517536	-34.82%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	11.787326	13.024900	10.50%	0
2015	13.087803	11.787326	-9.94%	0
2014	12.910581	13.087803	1.37%	0
2013	11.693300	12.910581	10.41%	0
2012	10.712826	11.693300	9.15%	0
2011	10.797327	10.712826	-0.78%	0
2010	9.889262	10.797327	9.18%	0
2009	7.526389	9.889262	31.39%	0
2008	11.042159	7.526389	-31.84%	0
2007	10.984659	11.042159	0.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	17.948985	20.184610	12.46%	0
2015	19.224571	17.948985	-6.64%	0
2014	18.247817	19.224571	5.35%	0
2013	14.520316	18.247817	25.67%	0
2012	13.384871	14.520316	8.48%	0
2011	13.030417	13.384871	2.72%	0
2010	11.145921	13.030417	16.91%	0
2009	9.802418	11.145921	13.71%	0
2008	13.877318	9.802418	-29.36%	0
2007	14.719429	13.877318	-5.72%	0
1073

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	22.062050	27.834484	26.16%	0
2015	24.584113	22.062050	-10.26%	0
2014	25.226823	24.584113	-2.55%	0
2013	19.108711	25.226823	32.02%	0
2012	16.658259	19.108711	14.71%	0
2011	17.861877	16.658259	-6.74%	0
2010	14.375565	17.861877	24.25%	0
2009	11.486602	14.375565	25.15%	0
2008	17.698412	11.486602	-35.10%	0
2007	18.713312	17.698412	-5.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.191835	8.185233	13.81%	0
2015	9.231969	7.191835	-22.10%	0
2014*	10.000000	9.231969	-7.68%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	15.568121	16.169314	3.86%	0
2015	17.182053	15.568121	-9.39%	0
2014	19.953247	17.182053	-13.89%	0
2013	16.744812	19.953247	19.16%	0
2012	14.616670	16.744812	14.56%	0
2011	16.878726	14.616670	-13.40%	0
2010	16.067484	16.878726	5.05%	0
2009	12.099493	16.067484	32.79%	0
2008	20.944254	12.099493	-42.23%	0
2007	18.723686	20.944254	11.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.156612	9.134287	-0.24%	0
2015	9.874746	9.156612	-7.27%	0
2014*	10.000000	9.874746	-1.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.215219	10.328844	1.11%	0
2015	11.193249	10.215219	-8.74%	0
2014	11.112885	11.193249	0.72%	0
2013	10.098302	11.112885	10.05%	0
2012*	10.000000	10.098302	0.98%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.795997	9.447222	-3.56%	0
2015	9.925876	9.795997	-1.31%	0
2014	9.787360	9.925876	1.42%	0
2013*	10.000000	9.787360	-2.13%	0
1074

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.729314	13.573215	-1.14%	0
2015	13.526080	13.729314	1.50%	0
2014	12.904675	13.526080	4.82%	0
2013	9.526245	12.904675	35.46%	0
2012*	10.000000	9.526245	-4.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.464883	12.572887	9.66%	0
2015	12.360884	11.464883	-7.25%	0
2014	12.245790	12.360884	0.94%	0
2013	9.837253	12.245790	24.48%	0
2012*	10.000000	9.837253	-1.63%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	13.010047	12.679932	-2.54%	0
2015	13.287895	13.010047	-2.09%	0
2014	12.733646	13.287895	4.35%	0
2013	9.619647	12.733646	32.37%	0
2012*	10.000000	9.619647	-3.80%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	12.665229	11.958411	-5.58%	0
2015	14.260887	12.665229	-11.19%	0
2014	15.535298	14.260887	-8.20%	0
2013	12.812120	15.535298	21.25%	0
2012	11.095255	12.812120	15.47%	0
2011	12.338736	11.095255	-10.08%	0
2010	11.716690	12.338736	5.31%	0
2009*	10.000000	11.716690	17.17%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.233515	11.522520	12.60%	0
2015	11.295762	10.233515	-9.40%	0
2014	11.439217	11.295762	-1.25%	0
2013	10.683377	11.439217	7.07%	0
2012*	10.000000	10.683377	6.83%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	11.950004	12.288755	2.83%	0
2015	13.088973	11.950004	-8.70%	0
2014	12.522304	13.088973	4.53%	0
2013	9.945274	12.522304	25.91%	0
2012*	10.000000	9.945274	-0.55%	0
1075

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	17.921431	18.118272	1.10%	0
2015	18.419195	17.921431	-2.70%	0
2014	17.561632	18.419195	4.88%	0
2013	15.127584	17.561632	16.09%	0
2012	13.770822	15.127584	9.85%	0
2011	14.020410	13.770822	-1.78%	0
2010	13.382126	14.020410	4.77%	0
2009	10.996797	13.382126	21.69%	0
2008	13.520189	10.996797	-18.66%	0
2007	12.653335	13.520189	6.85%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.666399	9.575670	-0.94%	0
2015*	10.000000	9.666399	-3.34%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	24.799143	24.499251	-1.21%	0
2015	22.863186	24.799143	8.47%	0
2014	21.752633	22.863186	5.11%	0
2013	17.150947	21.752633	26.83%	0
2012	14.291081	17.150947	20.01%	0
2011	15.847510	14.291081	-9.82%	0
2010	15.359012	15.847510	3.18%	0
2009	10.855174	15.359012	41.49%	0
2008	20.117417	10.855174	-46.04%	0
2007	15.196861	20.117417	32.38%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	13.866208	15.298988	10.33%	0
2015	13.674547	13.866208	1.40%	0
2014	12.905589	13.674547	5.96%	0
2013	9.836825	12.905589	31.20%	0
2012*	10.000000	9.836825	-1.63%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	20.262154	18.318477	-9.59%	0
2015	22.929789	20.262154	-11.63%	0
2014	26.921857	22.929789	-14.83%	0
2013	24.310904	26.921857	10.74%	0
2012	22.168724	24.310904	9.66%	0
2011	33.811698	22.168724	-34.43%	0
2010	27.909645	33.811698	21.15%	0
2009	16.084135	27.909645	73.52%	0
2008	34.750086	16.084135	-53.71%	0
2007	28.017285	34.750086	24.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.233139	8.466241	17.05%	0
2015	9.337591	7.233139	-22.54%	0
2014*	10.000000	9.337591	-6.62%	0
1076

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.853669	-1.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.750975	12.389677	5.44%	0
2015	12.392931	11.750975	-5.18%	0
2014	13.825776	12.392931	-10.36%	0
2013	10.103297	13.825776	36.84%	0
2012*	10.000000	10.103297	1.03%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	20.540466	22.647697	10.26%	0
2015	21.397481	20.540466	-4.01%	0
2014	20.037655	21.397481	6.79%	0
2013	15.249899	20.037655	31.40%	0
2012	13.581776	15.249899	12.28%	0
2011	14.081083	13.581776	-3.55%	0
2010	13.065737	14.081083	7.77%	0
2009	11.011503	13.065737	18.66%	0
2008	16.896991	11.011503	-34.83%	0
2007	16.209574	16.896991	4.24%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.177975	14.267518	0.63%	0
2015	13.761727	14.177975	3.02%	0
2014	14.042927	13.761727	-2.00%	0
2013	11.354178	14.042927	23.68%	0
2012	10.107907	11.354178	12.33%	0
2011	10.619427	10.107907	-4.82%	0
2010*	10.000000	10.619427	6.19%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.603076	9.849850	2.57%	0
2015*	10.000000	9.603076	-3.97%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	10.322120	10.589207	2.59%	0
2015	10.741775	10.322120	-3.91%	0
2014	10.305718	10.741775	4.23%	0
2013	10.697506	10.305718	-3.66%	0
2012	10.111060	10.697506	5.80%	0
2011	9.898730	10.111060	2.15%	0
2010	9.559700	9.898730	3.55%	0
2009	9.019403	9.559700	5.99%	0
2008	10.394856	9.019403	-13.23%	0
2007	10.197094	10.394856	1.94%	0
1077

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	17.520654	18.775577	7.16%	0
2015	18.296356	17.520654	-4.24%	0
2014	18.351317	18.296356	-0.30%	0
2013	20.756111	18.351317	-11.59%	0
2012	18.173011	20.756111	14.21%	0
2011	17.544974	18.173011	3.58%	0
2010	16.498789	17.544974	6.34%	0
2009	13.085802	16.498789	26.08%	0
2008	15.884049	13.085802	-17.62%	0
2007	15.409580	15.884049	3.08%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.125092	9.052489	11.41%	0
2015*	10.000000	8.125092	-18.75%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.012783	15.073913	7.57%	0
2015	15.577703	14.012783	-10.05%	0
2014	16.415023	15.577703	-5.10%	0
2013	12.840979	16.415023	27.83%	0
2012	10.807360	12.840979	18.82%	0
2011	11.254934	10.807360	-3.98%	0
2010*	10.000000	11.254934	12.55%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	18.816394	21.920463	16.50%	0
2015	20.321135	18.816394	-7.40%	0
2014	18.567131	20.321135	9.45%	0
2013	14.551862	18.567131	27.59%	0
2012	13.122797	14.551862	10.89%	0
2011	13.476225	13.122797	-2.62%	0
2010	12.290622	13.476225	9.65%	0
2009*	10.000000	12.290622	22.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.247688	12.937262	5.63%	0
2015	12.516347	12.247688	-2.15%	0
2014	12.302817	12.516347	1.74%	0
2013	10.298304	12.302817	19.46%	0
2012	9.184942	10.298304	12.12%	0
2011	9.390893	9.184942	-2.19%	0
2010	8.651441	9.390893	8.55%	0
2009	7.234326	8.651441	19.59%	0
2008	10.631792	7.234326	-31.96%	0
2007	10.338853	10.631792	2.83%	0
1078

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.710915	9.660120	-0.52%	0
2015	10.044812	9.710915	-3.32%	0
2014	9.874539	10.044812	1.72%	0
2013	10.459678	9.874539	-5.59%	0
2012	10.284348	10.459678	1.70%	0
2011	10.037844	10.284348	2.46%	0
2010	9.773451	10.037844	2.71%	0
2009	8.993354	9.773451	8.67%	0
2008	10.297722	8.993354	-12.67%	0
2007	10.321165	10.297722	-0.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	13.667217	13.269511	-2.91%	0
2015	13.238299	13.667217	3.24%	0
2014	13.415595	13.238299	-1.32%	0
2013	10.762136	13.415595	24.66%	0
2012	9.097773	10.762136	18.29%	0
2011	10.352092	9.097773	-12.12%	0
2010	9.598315	10.352092	7.85%	0
2009	6.995106	9.598315	37.21%	0
2008	11.764963	6.995106	-40.54%	0
2007	10.618081	11.764963	10.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.055158	13.798312	5.69%	0
2015	12.659208	13.055158	3.13%	0
2014	12.089012	12.659208	4.72%	0
2013	9.625424	12.089012	25.59%	0
2012	8.461560	9.625424	13.75%	0
2011	9.161226	8.461560	-7.64%	0
2010	7.998790	9.161226	14.53%	0
2009	5.947930	7.998790	34.48%	0
2008	11.003922	5.947930	-45.95%	0
2007	10.150195	11.003922	8.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.467570	12.345245	7.65%	0
2015	11.707265	11.467570	-2.05%	0
2014	10.960771	11.707265	6.81%	0
2013	8.506697	10.960771	28.85%	0
2012	7.499782	8.506697	13.43%	0
2011	7.916207	7.499782	-5.26%	0
2010	7.361340	7.916207	7.54%	0
2009	5.812841	7.361340	26.64%	0
2008	9.686205	5.812841	-39.99%	0
2007*	10.000000	9.686205	-3.14%	0
1079

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	17.161179	19.553253	13.94%	0
2015	18.944735	17.161179	-9.41%	0
2014	17.948687	18.944735	5.55%	0
2013	13.689960	17.948687	31.11%	0
2012	11.956338	13.689960	14.50%	0
2011	12.660907	11.956338	-5.56%	0
2010	11.317542	12.660907	11.87%	0
2009	9.105570	11.317542	24.29%	0
2008	14.968912	9.105570	-39.17%	0
2007	15.864045	14.968912	-5.64%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.199138	9.179935	-0.21%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	9.062658	9.782610	7.94%	0
2015*	10.000000	9.062658	-9.37%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	9.258979	9.759589	5.41%	0
2015*	10.000000	9.258979	-7.41%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	14.515930	16.058650	10.63%	0
2015	15.381488	14.515930	-5.63%	0
2014	15.478809	15.381488	-0.63%	0
2013	14.918860	15.478809	3.75%	0
2012	13.440746	14.918860	11.00%	0
2011	13.359632	13.440746	0.61%	0
2010	12.184103	13.359632	9.65%	0
2009	8.612068	12.184103	41.48%	0
2008	12.342412	8.612068	-30.22%	0
2007	12.352212	12.342412	-0.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.145598	12.263924	10.03%	0
2015	11.641058	11.145598	-4.26%	0
2014	11.274006	11.641058	3.26%	0
2013	8.105746	11.274006	39.09%	0
2012	7.160205	8.105746	13.21%	0
2011	8.363784	7.160205	-14.39%	0
2010	7.480276	8.363784	11.81%	0
2009	5.046677	7.480276	48.22%	0
2008*	10.000000	5.046677	-49.53%	0
1080

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	12.927408	13.794191	6.71%	0
2015	13.397053	12.927408	-3.51%	0
2014	12.510770	13.397053	7.08%	0
2013	9.318314	12.510770	34.26%	0
2012	8.634273	9.318314	7.92%	0
2011	9.210778	8.634273	-6.26%	0
2010	7.692638	9.210778	19.73%	0
2009	6.047648	7.692638	27.20%	0
2008*	10.000000	6.047648	-39.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	10.813877	11.356053	5.01%	0
2015	11.359136	10.813877	-4.80%	0
2014	11.218105	11.359136	1.26%	0
2013	8.941316	11.218105	25.46%	0
2012	7.944684	8.941316	12.54%	0
2011	8.756975	7.944684	-9.28%	0
2010	7.861180	8.756975	11.40%	0
2009	6.279343	7.861180	25.19%	0
2008*	10.000000	6.279343	-37.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	10.761938	11.066276	2.83%	0
2015	11.225193	10.761938	-4.13%	0
2014	11.106989	11.225193	1.06%	0
2013	9.996949	11.106989	11.10%	0
2012	9.289966	9.996949	7.61%	0
2011	9.717226	9.289966	-4.40%	0
2010	9.082783	9.717226	6.99%	0
2009	7.822749	9.082783	16.11%	0
2008*	10.000000	7.822749	-21.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	10.937524	11.375453	4.00%	0
2015	11.439494	10.937524	-4.39%	0
2014	11.275810	11.439494	1.45%	0
2013	9.597387	11.275810	17.49%	0
2012	8.716024	9.597387	10.11%	0
2011	9.315490	8.716024	-6.44%	0
2010	8.553603	9.315490	8.91%	0
2009	7.109326	8.553603	20.32%	0
2008*	10.000000	7.109326	-28.91%	0
1081

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.179405	10.319765	1.38%	0
2015	10.582759	10.179405	-3.81%	0
2014	10.568694	10.582759	0.13%	0
2013	10.394074	10.568694	1.68%	0
2012	9.979119	10.394074	4.16%	0
2011	10.154305	9.979119	-1.73%	0
2010	9.811808	10.154305	3.49%	0
2009	8.959123	9.811808	9.52%	0
2008*	10.000000	8.959123	-10.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.826777	10.052153	2.29%	0
2015	10.596220	9.826777	-7.26%	0
2014	10.693536	10.596220	-0.91%	0
2013*	10.000000	10.693536	6.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.771298	10.057494	2.93%	0
2015	10.600958	9.771298	-7.83%	0
2014	10.830371	10.600958	-2.12%	0
2013*	10.000000	10.830371	8.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	10.875164	11.249212	3.44%	0
2015	11.344049	10.875164	-4.13%	0
2014	11.195346	11.344049	1.33%	0
2013	9.807250	11.195346	14.15%	0
2012	9.007501	9.807250	8.88%	0
2011	9.517062	9.007501	-5.35%	0
2010	8.818601	9.517062	7.92%	0
2009	7.462804	8.818601	18.17%	0
2008*	10.000000	7.462804	-25.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	10.858528	11.321661	4.27%	0
2015	11.377516	10.858528	-4.56%	0
2014	11.229279	11.377516	1.32%	0
2013	9.324647	11.229279	20.43%	0
2012	8.398628	9.324647	11.03%	0
2011	9.091525	8.398628	-7.62%	0
2010	8.280007	9.091525	9.80%	0
2009	6.750662	8.280007	22.65%	0
2008*	10.000000	6.750662	-32.49%	0
1082

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	10.607789	10.896424	2.72%	0
2015	11.065062	10.607789	-4.13%	0
2014	10.971194	11.065062	0.86%	0
2013	10.178233	10.971194	7.79%	0
2012	9.545870	10.178233	6.62%	0
2011	9.877270	9.545870	-3.36%	0
2010	9.348588	9.877270	5.66%	0
2009	8.198147	9.348588	14.03%	0
2008*	10.000000	8.198147	-18.02%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.480475	10.664839	1.76%	0
2015	10.911870	10.480475	-3.95%	0
2014	10.757596	10.911870	1.43%	0
2013	11.343245	10.757596	-5.16%	0
2012	10.891994	11.343245	4.14%	0
2011	10.579445	10.891994	2.95%	0
2010	10.224799	10.579445	3.47%	0
2009	9.717023	10.224799	5.23%	0
2008*	10.000000	9.717023	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.398849	11.414953	0.14%	0
2015	11.824694	11.398849	-3.60%	0
2014	11.634990	11.824694	1.63%	0
2013	12.258409	11.634990	-5.09%	0
2012	11.810856	12.258409	3.79%	0
2011	11.492609	11.810856	2.77%	0
2010	10.970067	11.492609	4.76%	0
2009	9.722786	10.970067	12.83%	0
2008*	10.000000	9.722786	-2.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	19.415372	20.222371	4.16%	0
2015	23.920039	19.415372	-18.83%	0
2014	26.186171	23.920039	-8.65%	0
2013	26.908632	26.186171	-2.68%	0
2012	23.738256	26.908632	13.36%	0
2011	31.648576	23.738256	-24.99%	0
2010	28.176274	31.648576	12.32%	0
2009	17.829196	28.176274	58.03%	0
2008	43.740296	17.829196	-59.24%	0
2007	31.094195	43.740296	40.67%	0
1083

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	10.231174	9.988401	-2.37%	0
2015	10.570019	10.231174	-3.21%	0
2014	10.431540	10.570019	1.33%	0
2013	11.220359	10.431540	-7.03%	0
2012	11.236753	11.220359	-0.15%	0
2011	10.810828	11.236753	3.94%	0
2010	10.647498	10.810828	1.53%	0
2009	10.700397	10.647498	-0.49%	0
2008	10.251268	10.700397	4.38%	0
2007	9.874128	10.251268	3.82%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	7.749705	7.510684	-3.08%	0
2015	7.997630	7.749705	-3.10%	0
2014	8.253489	7.997630	-3.10%	0
2013	8.517530	8.253489	-3.10%	0
2012	8.790775	8.517530	-3.11%	0
2011	9.071213	8.790775	-3.09%	0
2010	9.361404	9.071213	-3.10%	0
2009	9.656837	9.361404	-3.06%	0
2008	9.765229	9.656837	-1.11%	0
2007	9.618391	9.765229	1.53%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.413294	7.229622	-2.48%	0
2015	7.905161	7.413294	-6.22%	0
2014	8.217252	7.905161	-3.80%	0
2013	7.213205	8.217252	13.92%	0
2012	6.460734	7.213205	11.65%	0
2011	7.407899	6.460734	-12.79%	0
2010	6.764988	7.407899	9.50%	0
2009	5.393107	6.764988	25.44%	0
2008*	10.000000	5.393107	-46.07%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.017274	7.810048	-2.58%	0
2015	8.390375	8.017274	-4.45%	0
2014	9.230014	8.390375	-9.10%	0
2013	7.871301	9.230014	17.26%	0
2012	6.872111	7.871301	14.54%	0
2011	8.137306	6.872111	-15.55%	0
2010	7.818940	8.137306	4.07%	0
2009	6.274147	7.818940	24.62%	0
2008	11.378270	6.274147	-44.86%	0
2007	10.736284	11.378270	5.98%	0
1084

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	17.766591	18.847508	6.08%	0
2015	18.519906	17.766591	-4.07%	0
2014	18.204836	18.519906	1.73%	0
2013	14.764100	18.204836	23.30%	0
2012	13.146732	14.764100	12.30%	0
2011	14.121735	13.146732	-6.90%	0
2010	12.713282	14.121735	11.08%	3,259
2009	10.314039	12.713282	23.26%	3,261
2008	16.854466	10.314039	-38.81%	3,264
2007	16.418390	16.854466	2.66%	3,266
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	13.541014	13.949465	3.02%	0
2015	13.998558	13.541014	-3.27%	0
2014	13.813043	13.998558	1.34%	0
2013	12.567744	13.813043	9.91%	0
2012	11.857786	12.567744	5.99%	0
2011	12.128977	11.857786	-2.24%	0
2010	11.398134	12.128977	6.41%	0
2009*	10.000000	11.398134	13.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.412890	16.092414	4.41%	0
2015	15.991072	15.412890	-3.62%	0
2014	15.685157	15.991072	1.95%	0
2013	13.546035	15.685157	15.79%	0
2012	12.454693	13.546035	8.76%	0
2011	12.973714	12.454693	-4.00%	0
2010	11.950737	12.973714	8.56%	0
2009*	10.000000	11.950737	19.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	11.053304	11.168312	1.04%	0
2015	11.376816	11.053304	-2.84%	0
2014	11.301122	11.376816	0.67%	0
2013	11.125123	11.301122	1.58%	0
2012	10.916920	11.125123	1.91%	0
2011	10.944522	10.916920	-0.25%	0
2010	10.666067	10.944522	2.61%	0
2009	10.090576	10.666067	5.70%	0
2008	11.080825	10.090576	-8.94%	0
2007	10.853226	11.080825	2.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.801938	10.041109	2.44%	0
2015	10.454426	9.801938	-6.24%	0
2014	10.530294	10.454426	-0.72%	0
2013*	10.000000	10.530294	5.30%	0
1085

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.741209	10.096247	3.64%	0
2015	10.466883	9.741209	-6.93%	0
2014	10.617696	10.466883	-1.42%	0
2013*	10.000000	10.617696	6.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	14.651488	15.212771	3.83%	0
2015	15.171032	14.651488	-3.42%	0
2014	14.885158	15.171032	1.92%	0
2013	13.171187	14.885158	13.01%	0
2012	12.267221	13.171187	7.37%	0
2011	12.663937	12.267221	-3.13%	0
2010	11.782881	12.663937	7.48%	18,209
2009	10.206702	11.782881	15.44%	19,895
2008	13.714855	10.206702	-25.58%	21,175
2007	13.397773	13.714855	2.37%	24,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	16.515746	17.362685	5.13%	0
2015	17.169479	16.515746	-3.81%	0
2014	16.881927	17.169479	1.70%	0
2013	14.236095	16.881927	18.59%	0
2012	12.915385	14.236095	10.23%	0
2011	13.617346	12.915385	-5.15%	0
2010	12.454242	13.617346	9.34%	8,469
2009	10.332349	12.454242	20.54%	12,919
2008	15.542404	10.332349	-33.52%	13,666
2007	15.112881	15.542404	2.84%	14,359
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	12.935362	13.250380	2.44%	0
2015	13.353294	12.935362	-3.13%	0
2014	13.156926	13.353294	1.49%	0
2013	12.288135	13.156926	7.07%	0
2012	11.738444	12.288135	4.68%	0
2011	11.868304	11.738444	-1.09%	0
2010	11.286601	11.868304	5.15%	0
2009	10.167161	11.286601	11.01%	0
2008	12.350672	10.167161	-17.68%	0
2007	12.042332	12.350672	2.56%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	20.539337	20.566070	0.13%	0
2015	20.221246	20.539337	1.57%	0
2014	19.222282	20.221246	5.20%	0
2013	14.555396	19.222282	32.06%	0
2012	12.685197	14.555396	14.74%	0
2011	13.425143	12.685197	-5.51%	0
2010	12.767002	13.425143	5.16%	1
2009*	10.000000	12.767002	27.67%	0
1086

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.339480	9.824390	5.19%	0
2015	9.859872	9.339480	-5.28%	0
2014*	10.000000	9.859872	-1.40%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.756475	10.404649	6.64%	0
2015	10.054417	9.756475	-2.96%	0
2014*	10.000000	10.054417	0.54%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	24.191193	28.200077	16.57%	0
2015	25.614310	24.191193	-5.56%	0
2014	24.158020	25.614310	6.03%	0
2013	18.737884	24.158020	28.93%	0
2012	16.462243	18.737884	13.82%	0
2011	17.431426	16.462243	-5.56%	0
2010	14.253744	17.431426	22.29%	0
2009	10.756251	14.253744	32.52%	0
2008	17.472103	10.756251	-38.44%	0
2007	16.766665	17.472103	4.21%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	11.453001	12.058665	5.29%	0
2015	12.171243	11.453001	-5.90%	0
2014	12.091042	12.171243	0.66%	0
2013	12.619804	12.091042	-4.19%	0
2012	11.603127	12.619804	8.76%	0
2011	11.343968	11.603127	2.28%	0
2010	10.585964	11.343968	7.16%	0
2009	8.783114	10.585964	20.53%	0
2008	10.959160	8.783114	-19.86%	0
2007	10.811610	10.959160	1.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.230861	8.724345	-5.49%	0
2015	9.589013	9.230861	-3.74%	0
2014	10.031478	9.589013	-4.41%	0
2013	8.550136	10.031478	17.33%	0
2012	7.638719	8.550136	11.93%	0
2011	8.722109	7.638719	-12.42%	0
2010	7.909010	8.722109	10.28%	0
2009	5.996721	7.909010	31.89%	0
2008*	10.000000	5.996721	-40.03%	0
1087

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	11.690333	11.893223	1.74%	0
2015	12.745869	11.690333	-8.28%	0
2014	14.563142	12.745869	-12.48%	0
2013	12.415435	14.563142	17.30%	0
2012	10.947234	12.415435	13.41%	0
2011	13.515587	10.947234	-19.00%	0
2010	13.171196	13.515587	2.61%	0
2009	10.495599	13.171196	25.49%	0
2008	20.239318	10.495599	-48.14%	0
2007	20.339644	20.239318	-0.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	12.793055	12.644282	-1.16%	0
2015	12.801703	12.793055	-0.07%	0
2014	11.994034	12.801703	6.73%	0
2013	9.208504	11.994034	30.25%	0
2012	8.182993	9.208504	12.53%	0
2011	8.726316	8.182993	-6.23%	0
2010	7.806312	8.726316	11.79%	0
2009	6.227982	7.806312	25.34%	0
2008*	10.000000	6.227982	-37.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.370338	12.786882	12.46%	0
2015	12.151793	11.370338	-6.43%	0
2014	11.375347	12.151793	6.83%	0
2013	8.693814	11.375347	30.84%	0
2012	7.630302	8.693814	13.94%	0
2011	8.384833	7.630302	-9.00%	0
2010	7.674657	8.384833	9.25%	0
2009	6.216221	7.674657	23.46%	0
2008*	10.000000	6.216221	-37.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.385343	12.729266	2.78%	0
2015	12.826001	12.385343	-3.44%	0
2014	12.761695	12.826001	0.50%	0
2013	9.501529	12.761695	34.31%	0
2012	8.553589	9.501529	11.08%	0
2011	9.237900	8.553589	-7.41%	0
2010	7.537934	9.237900	22.55%	0
2009	6.139399	7.537934	22.78%	0
2008*	10.000000	6.139399	-38.61%	0
1088

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	14.517822	16.544380	13.96%	0
2015	15.427539	14.517822	-5.90%	0
2014	13.605365	15.427539	13.39%	0
2013	10.348319	13.605365	31.47%	0
2012	9.179667	10.348319	12.73%	0
2011	9.697905	9.179667	-5.34%	0
2010	8.365535	9.697905	15.93%	0
2009	6.616993	8.365535	26.43%	0
2008*	10.000000	6.616993	-33.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	16.462262	17.238866	4.72%	0
2015	16.899502	16.462262	-2.59%	0
2014	17.008510	16.899502	-0.64%	0
2013	12.193203	17.008510	39.49%	0
2012	11.127319	12.193203	9.58%	0
2011	11.582367	11.127319	-3.93%	0
2010	9.554020	11.582367	21.23%	0
2009	7.752146	9.554020	23.24%	0
2008	14.965054	7.752146	-48.20%	0
2007	14.106303	14.965054	6.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	22.482177	27.367957	21.73%	0
2015	24.758795	22.482177	-9.20%	0
2014	23.931835	24.758795	3.46%	0
2013	17.637570	23.931835	35.69%	0
2012	15.130748	17.637570	16.57%	0
2011	16.514540	15.130748	-8.38%	0
2010	13.474912	16.514540	22.56%	0
2009	11.048833	13.474912	21.96%	0
2008	16.843634	11.048833	-34.40%	0
2007	18.740532	16.843634	-10.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	21.445001	25.467256	18.76%	0
2015	22.558703	21.445001	-4.94%	0
2014	23.151808	22.558703	-2.56%	0
2013	16.998726	23.151808	36.20%	0
2012	15.225452	16.998726	11.65%	0
2011	16.679609	15.225452	-8.72%	0
2010	13.772382	16.679609	21.11%	0
2009	10.572824	13.772382	30.26%	0
2008	17.701030	10.572824	-40.27%	0
2007	17.930864	17.701030	-1.28%	0
1089

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	16.344301	17.606413	7.72%	0
2015	16.756321	16.344301	-2.46%	0
2014	15.464978	16.756321	8.35%	0
2013	12.202342	15.464978	26.74%	0
2012	11.061854	12.202342	10.31%	0
2011	11.372011	11.061854	-2.73%	0
2010	10.364947	11.372011	9.72%	0
2009	8.519322	10.364947	21.66%	0
2008	15.058676	8.519322	-43.43%	0
2007	14.405951	15.058676	4.53%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.459324	11.902256	3.87%	0
2015	12.535560	11.459324	-8.59%	0
2014	10.058827	12.535560	24.62%	0
2013	10.107728	10.058827	-0.48%	0
2012	9.025474	10.107728	11.99%	0
2011	8.774897	9.025474	2.86%	0
2010	6.975141	8.774897	25.80%	0
2009	5.515499	6.975141	26.46%	0
2008*	10.000000	5.515499	-44.85%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.385243	13.370217	7.95%	0
2015	12.662083	12.385243	-2.19%	0
2014	11.555913	12.662083	9.57%	0
2013*	10.000000	11.555913	15.56%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.008432	8.947455	-0.68%	0
2015	9.328470	9.008432	-3.43%	0
2014	9.579592	9.328470	-2.62%	0
2013	9.875657	9.579592	-3.00%	0
2012	9.845515	9.875657	0.31%	0
2011	10.029444	9.845515	-1.83%	0
2010	10.105744	10.029444	-0.76%	0
2009	9.736749	10.105744	3.79%	0
2008*	10.000000	9.736749	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.593771	13.580360	17.13%	0
2015	12.578863	11.593771	-7.83%	0
2014	12.416201	12.578863	1.31%	0
2013*	10.000000	12.416201	24.16%	0
1090

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.471570	12.220709	-2.01%	0
2015	13.393495	12.471570	-6.88%	0
2014	15.048127	13.393495	-11.00%	0
2013	12.930969	15.048127	16.37%	0
2012	11.161813	12.930969	15.85%	0
2011	13.152966	11.161813	-15.14%	0
2010	12.763453	13.152966	3.05%	0
2009*	10.000000	12.763453	27.63%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	11.306368	10.757830	-4.85%	0
2015	11.492517	11.306368	-1.62%	0
2014	12.261692	11.492517	-6.27%	0
2013	10.738644	12.261692	14.18%	0
2012	9.354286	10.738644	14.80%	0
2011	11.011050	9.354286	-15.05%	0
2010	9.312675	11.011050	18.24%	0
2009	7.144849	9.312675	30.34%	0
2008	13.767063	7.144849	-48.10%	0
2007	13.767599	13.767063	0.00%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	24.020765	24.246873	0.94%	0
2015	24.545168	24.020765	-2.14%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	8.313411	8.154615	-1.91%	0
2015	8.563647	8.313411	-2.92%	0
2014	8.784047	8.563647	-2.51%	0
2013	9.009510	8.784047	-2.50%	0
2012	8.889133	9.009510	1.35%	0
2011	9.146323	8.889133	-2.81%	0
2010	8.965097	9.146323	2.02%	0
2009	8.163826	8.965097	9.81%	0
2008	9.731969	8.163826	-16.11%	0
2007	9.587526	9.731969	1.51%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	19.556097	20.820552	6.47%	0
2015	20.275758	19.556097	-3.55%	0
2014	18.956347	20.275758	6.96%	0
2013	14.216516	18.956347	33.34%	0
2012	13.220835	14.216516	7.53%	0
2011	14.076597	13.220835	-6.08%	0
2010	11.824071	14.076597	19.05%	0
2009	9.284580	11.824071	27.35%	0
2008	15.823661	9.284580	-41.32%	0
2007	15.177163	15.823661	4.26%	0
1091

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	23.134423	22.383910	-3.24%	0
2015	23.028913	23.134423	0.46%	0
2014	23.286928	23.028913	-1.11%	0
2013	18.923763	23.286928	23.06%	0
2012	16.147465	18.923763	17.19%	0
2011	18.216643	16.147465	-11.36%	0
2010	16.247507	18.216643	12.12%	0
2009	12.032155	16.247507	35.03%	0
2008	20.811338	12.032155	-42.18%	0
2007	20.249435	20.811338	2.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	9.166443	9.439589	2.98%	0
2015	9.701494	9.166443	-5.52%	0
2014	9.768473	9.701494	-0.69%	0
2013	10.118147	9.768473	-3.46%	0
2012*	10.000000	10.118147	1.18%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.915395	8.405152	-5.72%	0
2015	8.923496	8.915395	-0.09%	0
2014*	10.000000	8.923496	-10.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	17.888667	19.294356	7.86%	0
2015	17.904709	17.888667	-0.09%	0
2014	16.736768	17.904709	6.98%	0
2013	13.140624	16.736768	27.37%	0
2012	11.630218	13.140624	12.99%	0
2011	12.039374	11.630218	-3.40%	0
2010	10.726633	12.039374	12.24%	0
2009	8.648730	10.726633	24.03%	0
2008	14.543646	8.648730	-40.53%	0
2007	14.413133	14.543646	0.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	24.288930	27.697905	14.04%	0
2015	26.692768	24.288930	-9.01%	0
2014	24.671338	26.692768	8.19%	0
2013	18.105080	24.671338	36.27%	0
2012	15.879637	18.105080	14.01%	0
2011	16.786718	15.879637	-5.40%	0
2010	14.077483	16.786718	19.25%	0
2009	10.613467	14.077483	32.64%	0
2008	17.668621	10.613467	-39.93%	0
2007	18.494580	17.668621	-4.47%	0
1092

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.720317	9.541360	9.42%	0
2015	9.909965	8.720317	-12.00%	0
2014	10.180731	9.909965	-2.66%	0
2013	10.494973	10.180731	-2.99%	0
2012*	10.000000	10.494973	4.95%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	9.065183	9.945693	9.71%	0
2015	9.581816	9.065183	-5.39%	0
2014*	10.000000	9.581816	-4.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.649035	9.622213	-0.28%	0
2015	10.727454	9.649035	-10.05%	0
2014	11.037423	10.727454	-2.81%	0
2013	12.191120	11.037423	-9.46%	0
2012	11.956588	12.191120	1.96%	0
2011	11.380251	11.956588	5.06%	0
2010	10.737936	11.380251	5.98%	0
2009*	10.000000	10.737936	7.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.133393	9.948254	-1.83%	0
2015	10.435783	10.133393	-2.90%	0
2014	10.689653	10.435783	-2.37%	0
2013	11.057318	10.689653	-3.33%	0
2012	10.791481	11.057318	2.46%	0
2011	11.024649	10.791481	-2.11%	0
2010	10.816432	11.024649	1.93%	0
2009*	10.000000	10.816432	8.16%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	9.990947	-0.09%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.766249	9.708822	-0.59%	0
2015	10.044981	9.766249	-2.77%	0
2014	9.951610	10.044981	0.94%	0
2013	10.485251	9.951610	-5.09%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
1093

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	15.252831	17.001072	11.46%	0
2015	17.022364	15.252831	-10.40%	0
2014	15.864248	17.022364	7.30%	0
2013	12.066426	15.864248	31.47%	0
2012	10.452926	12.066426	15.44%	0
2011	11.311753	10.452926	-7.59%	0
2010	10.205946	11.311753	10.83%	0
2009	8.113633	10.205946	25.79%	0
2008	13.659717	8.113633	-40.60%	0
2007	15.005451	13.659717	-8.97%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.254585	2.55%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	14.420535	13.631787	-5.47%	0
2015	14.861133	14.420535	-2.96%	0
2014	16.451786	14.861133	-9.67%	0
2013	13.256550	16.451786	24.10%	0
2012	11.222110	13.256550	18.13%	0
2011	13.941784	11.222110	-19.51%	0
2010	13.076339	13.941784	6.62%	0
2009	10.827587	13.076339	20.77%	0
2008	19.937709	10.827587	-45.69%	0
2007	18.990187	19.937709	4.99%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	28.587897	24.735153	-13.48%	0
2015	26.231307	28.587897	8.98%	0
2014	20.628766	26.231307	27.16%	0
2013	14.143697	20.628766	45.85%	0
2012	11.142829	14.143697	26.93%	0
2011	10.416671	11.142829	6.97%	0
2010*	10.000000	10.416671	4.17%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.206393	7.250849	39.27%	0
2015	8.073781	5.206393	-35.51%	0
2014	10.300240	8.073781	-21.62%	0
2013	9.616754	10.300240	7.11%	0
2012*	10.000000	9.616754	-3.83%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.114854	7.108628	38.98%	0
2015	7.953259	5.114854	-35.69%	0
2014	10.177072	7.953259	-21.85%	0
2013	9.522313	10.177072	6.88%	0
2012*	10.000000	9.522313	-4.78%	0
1094

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	15.728037	15.835523	0.68%	0
2015	16.752991	15.728037	-6.12%	0
2014	15.688756	16.752991	6.78%	0
2013	12.088820	15.688756	29.78%	0
2012	10.729741	12.088820	12.67%	0
2011	11.883716	10.729741	-9.71%	0
2010	10.916100	11.883716	8.86%	0
2009	8.866066	10.916100	23.12%	0
2008	14.726980	8.866066	-39.80%	0
2007	13.824804	14.726980	6.53%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	14.564297	15.196717	4.34%	0
2015	14.844837	14.564297	-1.89%	0
2014	12.976348	14.844837	14.40%	0
2013	11.193905	12.976348	15.92%	0
2012	10.220614	11.193905	9.52%	0
2011	9.904476	10.220614	3.19%	0
2010	9.022083	9.904476	9.78%	0
2009	8.064386	9.022083	11.88%	0
2008	11.741123	8.064386	-31.32%	0
2007	11.263256	11.741123	4.24%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2016	17.892050	17.428809	-2.59%	0
2015	18.219629	17.892050	-1.80%	0
2014	18.102995	18.219629	0.64%	0
2013	13.355429	18.102995	35.55%	0
2012	11.449078	13.355429	16.65%	0
2011	12.507785	11.449078	-8.46%	0
2010*	10.000000	12.507785	25.08%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	18.648255	19.471703	4.42%	0
2015	19.816221	18.648255	-5.89%	0
2014	20.841763	19.816221	-4.92%	0
2013	14.316590	20.841763	45.58%	0
2012	13.697635	14.316590	4.52%	0
2011	14.816129	13.697635	-7.55%	0
2010	12.060665	14.816129	22.85%	0
2009	8.153961	12.060665	47.91%	0
2008	14.366648	8.153961	-43.24%	0
2007	13.029356	14.366648	10.26%	0
1095

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.114497	10.027490	-0.86%	0
2015	10.685912	10.114497	-5.35%	0
2014	10.692939	10.685912	-0.07%	0
2013	9.961292	10.692939	7.34%	0
2012*	10.000000	9.961292	-0.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2016	12.019859	12.804675	6.53%	0
2015	12.357446	12.019859	-2.73%	0
2014	11.790377	12.357446	4.81%	0
2013	9.134292	11.790377	29.08%	0
2012	8.124647	9.134292	12.43%	0
2011	7.986435	8.124647	1.73%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	14.152872	16.939718	19.69%	0
2015	15.649212	14.152872	-9.56%	0
2014	14.978356	15.649212	4.48%	0
2013	11.347589	14.978356	32.00%	0
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	9.017992	9.028709	0.12%	0
2015	9.641619	9.017992	-6.47%	0
2014	9.732690	9.641619	-0.94%	0
2013	11.089221	9.732690	-12.23%	0
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2016	11.376306	12.351527	8.57%	0
2015	12.613114	11.376306	-9.81%	0
2014	11.708447	12.613114	7.73%	0
2013	9.011167	11.708447	29.93%	0
2012	8.210288	9.011167	9.75%	0
2011	8.322762	8.210288	-1.35%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	16.946395	19.946149	17.70%	0
2015	17.954633	16.946395	-5.62%	0
2014	16.106579	17.954633	11.47%	0
2013	12.928986	16.106579	24.58%	0
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.581212	10.665285	11.31%	0
2015*	10.000000	9.581212	-4.19%	0
1096

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	12.370469	12.316128	-0.44%	0
2015	13.029910	12.370469	-5.06%	0
2014	13.329493	13.029910	-2.25%	0
2013	12.147998	13.329493	9.73%	0
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.044623	9.786803	8.21%	0
2015*	10.000000	9.044623	-9.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.608797	9.442516	-1.73%	0
2015*	10.000000	9.608797	-3.91%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	10.904343	13.709777	25.73%	0
2015	12.156287	10.904343	-10.30%	0
2014	12.001765	12.156287	1.29%	0
2013*	10.000000	12.001765	20.02%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	9.986321	11.034125	10.49%	0
2015	10.682136	9.986321	-6.51%	0
2014*	10.000000	10.682136	6.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	14.179228	17.098496	20.59%	0
2015	15.138203	14.179228	-6.33%	0
2014	15.016379	15.138203	0.81%	0
2013	11.127340	15.016379	34.95%	0
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	12.875559	13.762068	6.89%	0
2015	13.310458	12.875559	-3.27%	0
2014	12.271380	13.310458	8.47%	0
2013	9.715388	12.271380	26.31%	0
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	12.081010	12.471604	3.23%	0
2015	12.948985	12.081010	-6.70%	0
2014	12.522487	12.948985	3.41%	0
2013	10.806976	12.522487	15.87%	0
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
1097

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2016	9.726194	10.894763	12.01%	0
2015	10.404522	9.726194	-6.52%	0
2014	10.707972	10.404522	-2.83%	0
2013	7.532969	10.707972	42.15%	0
2012	6.533452	7.532969	15.30%	0
2011	7.926868	6.533452	-17.58%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.231169	9.645742	4.49%	0
2015	9.722292	9.231169	-5.05%	0
2014*	10.000000	9.722292	-2.78%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2016	8.218114	7.528870	-8.39%	0
2015	9.158893	8.218114	-10.27%	0
2014	9.679333	9.158893	-5.38%	0
2013	8.692336	9.679333	11.35%	0
2012	8.238785	8.692336	5.51%	0
2011	9.091139	8.238785	-9.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2016	9.735534	9.667235	-0.70%	0
2015	10.196591	9.735534	-4.52%	0
2014	10.271683	10.196591	-0.73%	0
2013	10.631079	10.271683	-3.38%	0
2012	10.129826	10.631079	4.95%	0
2011	10.355588	10.129826	-2.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	11.170090	11.273707	0.93%	0
2015	11.709818	11.170090	-4.61%	0
2014	11.717031	11.709818	-0.06%	0
2013	10.793496	11.717031	8.56%	0
2012	10.087585	10.793496	7.00%	0
2011	10.563038	10.087585	-4.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	11.589778	11.760924	1.48%	0
2015	12.141093	11.589778	-4.54%	0
2014	12.103975	12.141093	0.31%	0
2013	10.914762	12.103975	10.90%	0
2012	10.066692	10.914762	8.42%	0
2011	10.628109	10.066692	-5.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	12.085540	12.330200	2.02%	0
2015	12.669441	12.085540	-4.61%	0
2014	12.612878	12.669441	0.45%	0
2013	10.832727	12.612878	16.43%	0
2012	9.807902	10.832727	10.45%	0
2011	10.524159	9.807902	-6.81%	0
1098

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.238631	2.39%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	10.031930	12.845419	28.05%	0
2015	13.200824	10.031930	-24.01%	0
2014	15.780586	13.200824	-16.35%	0
2013	13.254605	15.780586	19.06%	0
2012	13.197880	13.254605	0.43%	0
2011	14.515965	13.197880	-9.08%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	10.883423	12.287070	12.90%	0
2015	11.851132	10.883423	-8.17%	0
2014	11.391837	11.851132	4.03%	0
2013	9.292663	11.391837	22.59%	0
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.050003	10.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	14.211093	13.704930	-3.56%	0
2015	13.861599	14.211093	2.52%	0
2014	13.020293	13.861599	6.46%	0
2013	9.982734	13.020293	30.43%	0
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	9.704962	9.724950	0.21%	0
2015	10.206664	9.704962	-4.92%	0
2014	10.076901	10.206664	1.29%	0
2013	10.729652	10.076901	-6.08%	0
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	14.911177	16.006674	7.35%	0
2015	15.806265	14.911177	-5.66%	0
2014	15.544538	15.806265	1.68%	0
2013	11.929551	15.544538	30.30%	0
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
1099

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	10.177704	9.247213	-9.14%	0
2015	10.274275	10.177704	-0.94%	0
2014	11.683055	10.274275	-12.06%	0
2013	9.358880	11.683055	24.83%	0
2012	8.107636	9.358880	15.43%	0
2011	10.227457	8.107636	-20.73%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2016	12.397493	12.993002	4.80%	0
2015	13.353713	12.397493	-7.16%	0
2014	13.073209	13.353713	2.15%	0
2013	10.471159	13.073209	24.85%	0
2012	8.593905	10.471159	21.84%	0
2011	9.851112	8.593905	-12.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	9.400494	10.204549	8.55%	0
2015	10.451970	9.400494	-10.06%	0
2014	10.597072	10.451970	-1.37%	0
2013	8.927686	10.597072	18.70%	0
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	10.662461	11.660724	9.36%	0
2015	11.962348	10.662461	-10.87%	0
2014	11.923431	11.962348	0.33%	0
2013	10.911805	11.923431	9.27%	0
2012	10.101352	10.911805	8.02%	0
2011	10.286944	10.101352	-1.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2016	12.503056	13.915703	11.30%	0
2015	13.531289	12.503056	-7.60%	0
2014	12.977736	13.531289	4.27%	0
2013	10.434372	12.977736	24.37%	0
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	12.463553	15.562857	24.87%	0
2015	14.033253	12.463553	-11.19%	0
2014	14.550365	14.033253	-3.55%	0
2013	11.136396	14.550365	30.66%	0
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2016	7.068071	7.961648	12.64%	0
2015	9.167879	7.068071	-22.90%	0
2014*	10.000000	9.167879	-8.32%	0
1100

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2016	9.244280	9.502453	2.79%	0
2015	10.309117	9.244280	-10.33%	0
2014	12.096765	10.309117	-14.78%	0
2013	10.257407	12.096765	17.93%	0
2012	9.047344	10.257407	13.37%	0
2011	10.556350	9.047344	-14.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.999175	8.884868	-1.27%	0
2015	9.806207	8.999175	-8.23%	0
2014*	10.000000	9.806207	-1.94%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	9.833972	9.841041	0.07%	0
2015	10.887932	9.833972	-9.68%	0
2014	10.922474	10.887932	-0.32%	0
2013	10.028721	10.922474	8.91%	0
2012*	10.000000	10.028721	0.29%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.528524	9.094700	-4.55%	0
2015	9.755546	9.528524	-2.33%	0
2014	9.719712	9.755546	0.37%	0
2013*	10.000000	9.719712	-2.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2016	13.215457	12.930734	-2.15%	0
2015	13.155620	13.215457	0.45%	0
2014	12.682127	13.155620	3.73%	0
2013	9.459508	12.682127	34.07%	0
2012*	10.000000	9.459508	-5.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.036969	11.979055	8.54%	0
2015	12.023654	11.036969	-8.21%	0
2014	12.035959	12.023654	-0.10%	0
2013	9.769450	12.035959	23.20%	0
2012*	10.000000	9.769450	-2.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2016	12.523046	12.079645	-3.54%	0
2015	12.923900	12.523046	-3.10%	0
2014	12.514040	12.923900	3.28%	0
2013	9.552248	12.514040	31.01%	0
2012*	10.000000	9.552248	-4.48%	0
1101

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	11.818742	11.044301	-6.55%	0
2015	13.446628	11.818742	-12.11%	0
2014	14.801132	13.446628	-9.15%	0
2013	12.333858	14.801132	20.00%	0
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	9.851619	10.978424	11.44%	0
2015	10.987656	9.851619	-10.34%	0
2014	11.243220	10.987656	-2.27%	0
2013	10.609780	11.243220	5.97%	0
2012*	10.000000	10.609780	6.10%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	11.504023	11.708362	1.78%	0
2015	12.731952	11.504023	-9.64%	0
2014	12.307771	12.731952	3.45%	0
2013	9.876747	12.307771	24.61%	0
2012*	10.000000	9.876747	-1.23%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2016	14.299568	14.307854	0.06%	0
2015	14.850000	14.299568	-3.71%	0
2014	14.306239	14.850000	3.80%	0
2013	12.451831	14.306239	14.89%	0
2012	11.453527	12.451831	8.72%	0
2011	11.782433	11.453527	-2.79%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.599586	9.411620	-1.96%	0
2015*	10.000000	9.599586	-4.00%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	17.364057	16.977514	-2.23%	0
2015	16.175427	17.364057	7.35%	0
2014	15.550195	16.175427	4.02%	0
2013	12.388378	15.550195	25.52%	0
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	13.347332	14.575005	9.20%	0
2015	13.300098	13.347332	0.36%	0
2014	12.683068	13.300098	4.86%	0
2013	9.767927	12.683068	29.84%	0
2012*	10.000000	9.767927	-2.32%	0
1102

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	11.506629	10.295715	-10.52%	0
2015	13.157507	11.506629	-12.55%	0
2014	15.609504	13.157507	-15.71%	0
2013	14.242588	15.609504	9.60%	0
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.108852	8.235206	15.84%	0
2015	9.273012	7.108852	-23.34%	0
2014*	10.000000	9.273012	-7.27%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.786313	-2.14%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.312390	11.804506	4.35%	0
2015	12.054839	11.312390	-6.16%	0
2014	13.588943	12.054839	-11.29%	0
2013	10.033671	13.588943	35.43%	0
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	13.552539	14.789120	9.12%	0
2015	14.265219	13.552539	-5.00%	0
2014	13.497946	14.265219	5.68%	0
2013	10.379802	13.497946	30.04%	0
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	13.369233	13.315241	-0.40%	0
2015	13.112024	13.369233	1.96%	0
2014	13.519477	13.112024	-3.01%	0
2013	11.044805	13.519477	22.41%	0
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2016	9.527221	9.671478	1.51%	0
2015*	10.000000	9.527221	-4.73%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2016	9.124770	9.264548	1.53%	0
2015	9.594776	9.124770	-4.90%	0
2014	9.301251	9.594776	3.16%	0
2013	9.755546	9.301251	-4.66%	0
2012	9.317124	9.755546	4.71%	0
2011	9.216310	9.317124	1.09%	0
1103

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2016	11.692409	12.400962	6.06%	0
2015	12.337447	11.692409	-5.23%	0
2014	12.503566	12.337447	-1.33%	0
2013	14.289618	12.503566	-12.50%	0
2012	12.642013	14.289618	13.03%	0
2011	12.332044	12.642013	2.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.068850	8.897364	10.27%	0
2015*	10.000000	8.068850	-19.31%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	13.281759	14.140501	6.47%	0
2015	14.919107	13.281759	-10.97%	0
2014	15.885045	14.919107	-6.08%	0
2013	12.555900	15.885045	26.51%	0
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	17.559192	20.245408	15.30%	0
2015	19.161211	17.559192	-8.36%	0
2014	17.689859	19.161211	8.32%	0
2013	14.008758	17.689859	26.28%	0
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	11.078807	11.582149	4.54%	0
2015	11.439909	11.078807	-3.16%	0
2014	11.362013	11.439909	0.69%	0
2013	9.609912	11.362013	18.23%	0
2012	8.660536	9.609912	10.96%	0
2011	8.946850	8.660536	-3.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	8.784254	8.648367	-1.55%	0
2015	9.181052	8.784254	-4.32%	0
2014	9.119521	9.181052	0.67%	0
2013	9.760671	9.119521	-6.57%	0
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	12.362806	11.879527	-3.91%	0
2015	12.099706	12.362806	2.17%	0
2014	12.389636	12.099706	-2.34%	0
2013	10.042681	12.389636	23.37%	0
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
1104

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	11.808987	12.352798	4.61%	0
2015	11.570249	11.808987	2.06%	0
2014	11.164332	11.570249	3.64%	0
2013	8.981814	11.164332	24.30%	0
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	10.481181	11.167264	6.55%	0
2015	10.811871	10.481181	-3.06%	0
2014	10.228022	10.811871	5.71%	0
2013	8.020719	10.228022	27.52%	0
2012	7.145223	8.020719	12.25%	0
2011	7.620458	7.145223	-6.24%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	11.035280	12.444088	12.77%	0
2015	12.309270	11.035280	-10.35%	0
2014	11.783711	12.309270	4.46%	0
2013	9.081412	11.783711	29.76%	0
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016*	10.000000	9.900753	-0.99%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	8.999975	9.614997	6.83%	0
2015*	10.000000	8.999975	-10.00%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	9.194946	9.592356	4.32%	0
2015*	10.000000	9.194946	-8.05%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	11.104066	12.157802	9.49%	0
2015	11.888922	11.104066	-6.60%	0
2014	12.088915	11.888922	-1.65%	0
2013	11.773079	12.088915	2.68%	0
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	10.293195	11.209456	8.90%	0
2015	10.862897	10.293195	-5.24%	0
2014	10.630105	10.862897	2.19%	0
2013	7.722407	10.630105	37.65%	0
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
1105

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	11.938850	12.608255	5.61%	0
2015	12.501606	11.938850	-4.50%	0
2014	11.796294	12.501606	5.98%	0
2013	8.877700	11.796294	32.88%	0
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	9.986924	10.379721	3.93%	0
2015	10.599910	9.986924	-5.78%	0
2014	10.577484	10.599910	0.21%	0
2013	8.518558	10.577484	24.17%	0
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	9.939102	10.115006	1.77%	0
2015	10.475063	9.939102	-5.12%	0
2014	10.472854	10.475063	0.02%	0
2013	9.524457	10.472854	9.96%	0
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	10.101252	10.397593	2.93%	0
2015	10.675039	10.101252	-5.38%	0
2014	10.632027	10.675039	0.40%	0
2013	9.143751	10.632027	16.28%	0
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	9.401207	9.432758	0.34%	0
2015	9.875655	9.401207	-4.80%	0
2014	9.965371	9.875655	-0.90%	0
2013	9.902913	9.965371	0.63%	0
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.558434	9.677052	1.24%	0
2015	10.414402	9.558434	-8.22%	0
2014	10.619665	10.414402	-1.93%	0
2013*	10.000000	10.619665	6.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.504488	9.682203	1.87%	0
2015	10.419078	9.504488	-8.78%	0
2014	10.755575	10.419078	-3.13%	0
2013*	10.000000	10.755575	7.56%	0
1106

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	10.043683	10.282221	2.38%	0
2015	10.585992	10.043683	-5.12%	0
2014	10.556171	10.585992	0.28%	0
2013	9.343715	10.556171	12.98%	0
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	10.028247	10.348367	3.19%	0
2015	10.617161	10.028247	-5.55%	0
2014	10.588111	10.617161	0.27%	0
2013	8.883859	10.588111	19.18%	0
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	9.796775	9.959784	1.66%	0
2015	10.325676	9.796775	-5.12%	0
2014	10.344849	10.325676	-0.19%	0
2013	9.697221	10.344849	6.68%	0
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	9.679314	9.748227	0.71%	0
2015	10.182828	9.679314	-4.94%	0
2014	10.143541	10.182828	0.39%	0
2013	10.807327	10.143541	-6.14%	0
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	10.527503	10.433872	-0.89%	0
2015	11.034706	10.527503	-4.60%	0
2014	10.970884	11.034706	0.58%	0
2013	11.679281	10.970884	-6.07%	0
2012	11.370511	11.679281	2.72%	0
2011	11.179166	11.370511	1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	9.077849	9.357902	3.09%	0
2015	11.300836	9.077849	-19.67%	0
2014	12.500558	11.300836	-9.60%	0
2013	12.979429	12.500558	-3.69%	0
2012	11.569886	12.979429	12.18%	0
2011	15.586080	11.569886	-25.77%	0
1107

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	9.276716	8.963377	-3.38%	0
2015	9.683898	9.276716	-4.20%	0
2014	9.656681	9.683898	0.28%	0
2013	10.495254	9.656681	-7.99%	0
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	7.259961	6.963631	-4.08%	0
2015	7.570343	7.259961	-4.10%	0
2014	7.893995	7.570343	-4.10%	0
2013	8.231486	7.893995	-4.10%	0
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	6.846322	6.607987	-3.48%	0
2015	7.376743	6.846322	-7.19%	0
2014	7.747953	7.376743	-4.79%	0
2013	6.872128	7.747953	12.74%	0
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	7.251843	6.991694	-3.59%	0
2015	7.668518	7.251843	-5.43%	0
2014	8.523923	7.668518	-10.04%	0
2013	7.344911	8.523923	16.05%	0
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	11.530656	12.106315	4.99%	0
2015	12.144930	11.530656	-5.06%	0
2014	12.062809	12.144930	0.68%	0
2013	9.884871	12.062809	22.03%	0
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	12.636158	12.883369	1.96%	0
2015	13.199355	12.636158	-4.27%	0
2014	13.160239	13.199355	0.30%	0
2013	12.098628	13.160239	8.77%	0
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
1108

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	14.383008	14.862610	3.33%	0
2015	15.078197	14.383008	-4.61%	0
2014	14.943981	15.078197	0.90%	0
2013	13.040451	14.943981	14.60%	0
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	9.393353	9.393419	0.00%	0
2015	9.769107	9.393353	-3.85%	0
2014	9.805299	9.769107	-0.37%	0
2013	9.753248	9.805299	0.53%	0
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.534300	9.666431	1.39%	0
2015	10.275038	9.534300	-7.21%	0
2014	10.457541	10.275038	-1.75%	0
2013*	10.000000	10.457541	4.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.475238	9.719540	2.58%	0
2015	10.287289	9.475238	-7.89%	0
2014	10.544348	10.287289	-2.44%	0
2013*	10.000000	10.544348	5.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	10.827828	11.126945	2.76%	0
2015	11.328719	10.827828	-4.42%	0
2014	11.231160	11.328719	0.87%	0
2013	10.041522	11.231160	11.85%	0
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	11.302410	11.759745	4.05%	0
2015	11.872336	11.302410	-4.80%	0
2014	11.795240	11.872336	0.65%	0
2013	10.050284	11.795240	17.36%	0
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	10.243727	10.385220	1.38%	0
2015	10.684974	10.243727	-4.13%	0
2014	10.637628	10.684974	0.45%	0
2013	10.038783	10.637628	5.97%	0
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
1109

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	19.167124	18.994585	-0.90%	0
2015	19.067063	19.167124	0.52%	0
2014	18.314135	19.067063	4.11%	0
2013	14.012243	18.314135	30.70%	0
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.198494	9.576526	4.11%	0
2015	9.812318	9.198494	-6.26%	0
2014*	10.000000	9.812318	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.609208	10.142159	5.55%	0
2015	10.005946	9.609208	-3.97%	0
2014*	10.000000	10.005946	0.06%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	15.002323	17.308566	15.37%	0
2015	16.050561	15.002323	-6.53%	0
2014	15.295882	16.050561	4.93%	0
2013	11.987698	15.295882	27.60%	0
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	9.532898	9.933746	4.20%	0
2015	10.236398	9.532898	-6.87%	0
2014	10.274987	10.236398	-0.38%	0
2013	10.836176	10.274987	-5.18%	0
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	8.524915	7.974205	-6.46%	0
2015	8.948081	8.524915	-4.73%	0
2014	9.458625	8.948081	-5.40%	0
2013	8.145900	9.458625	16.12%	0
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	6.525086	6.570000	0.69%	0
2015	7.188495	6.525086	-9.23%	0
2014	8.299124	7.188495	-13.38%	0
2013	7.148949	8.299124	16.09%	0
2012	6.369418	7.148949	12.24%	0
2011	7.945732	6.369418	-19.84%	0
1110

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	11.814883	11.557316	-2.18%	0
2015	11.946158	11.814883	-1.10%	0
2014	11.309170	11.946158	5.63%	0
2013	8.773161	11.309170	28.91%	0
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	10.500750	11.687451	11.30%	0
2015	11.339509	10.500750	-7.40%	0
2014	10.725662	11.339509	5.72%	0
2013	8.282693	10.725662	29.49%	0
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	11.438205	11.634857	1.72%	0
2015	11.968717	11.438205	-4.43%	0
2014	12.032943	11.968717	-0.53%	0
2013	9.052291	12.032943	32.93%	0
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	13.407788	15.122214	12.79%	0
2015	14.396575	13.407788	-6.87%	0
2014	12.828519	14.396575	12.22%	0
2013	9.859111	12.828519	30.12%	0
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	11.434051	11.850246	3.64%	0
2015	11.860174	11.434051	-3.59%	0
2014	12.061169	11.860174	-1.67%	0
2013	8.736566	12.061169	38.05%	0
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	12.493635	15.052283	20.48%	0
2015	13.902320	12.493635	-10.13%	0
2014	13.578101	13.902320	2.39%	0
2013	10.111185	13.578101	34.29%	0
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
1111

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	12.635347	14.850904	17.53%	0
2015	13.430195	12.635347	-5.92%	0
2014	13.927070	13.430195	-3.57%	0
2013	10.332175	13.927070	34.79%	0
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	11.582659	12.348697	6.61%	0
2015	11.998495	11.582659	-3.47%	0
2014	11.189291	11.998495	7.23%	0
2013	8.920697	11.189291	25.43%	0
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	10.582705	10.878741	2.80%	0
2015	11.697362	10.582705	-9.53%	0
2014	9.484011	11.697362	23.34%	0
2013	9.629520	9.484011	-1.51%	0
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.047172	12.871453	6.84%	0
2015	12.444914	12.047172	-3.20%	0
2014	11.476120	12.444914	8.44%	0
2013*	10.000000	11.476120	14.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	8.319721	8.178355	-1.70%	0
2015	8.705137	8.319721	-4.43%	0
2014	9.032704	8.705137	-3.63%	0
2013	9.408981	9.032704	-4.00%	0
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.277292	13.073768	15.93%	0
2015	12.363131	11.277292	-8.78%	0
2014	12.330530	12.363131	0.26%	0
2013*	10.000000	12.330530	23.31%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	11.637959	11.286460	-3.02%	0
2015	12.628693	11.637959	-7.85%	0
2014	14.336903	12.628693	-11.91%	0
2013	12.448220	14.336903	15.17%	0
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
1112

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares - Q/NQ
2016	10.122004	9.531789	-5.83%	0
2015	10.395954	10.122004	-2.64%	0
2014	11.207429	10.395954	-7.24%	0
2013	9.917600	11.207429	13.01%	0
2012	8.729335	9.917600	13.61%	0
2011	10.382445	8.729335	-15.92%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2016	15.573607	15.558405	-0.10%	0
2015	16.079589	15.573607	-3.15%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2016	7.728930	7.503271	-2.92%	0
2015	8.044598	7.728930	-3.92%	0
2014	8.337678	8.044598	-3.52%	0
2013	8.640862	8.337678	-3.51%	0
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2016	13.324185	14.039728	5.37%	0
2015	13.958577	13.324185	-4.54%	0
2014	13.186323	13.958577	5.86%	0
2013	9.992252	13.186323	31.97%	0
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	13.178118	12.619359	-4.24%	0
2015	13.254831	13.178118	-0.58%	0
2014	13.543136	13.254831	-2.13%	0
2013	11.120308	13.543136	21.79%	0
2012	9.588004	11.120308	15.98%	0
2011	10.929306	9.588004	-12.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2016	8.868927	9.039223	1.92%	0
2015	9.484525	8.868927	-6.49%	0
2014	9.649596	9.484525	-1.71%	0
2013	10.099245	9.649596	-4.45%	0
2012*	10.000000	10.099245	0.99%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.762363	8.175863	-6.69%	0
2015	8.861806	8.762363	-1.12%	0
2014*	10.000000	8.861806	-11.38%	0
1113

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	12.776205	13.638384	6.75%	0
2015	12.921010	12.776205	-1.12%	0
2014	12.204099	12.921010	5.87%	0
2013	9.681704	12.204099	26.05%	0
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	14.141315	15.960179	12.86%	0
2015	15.702988	14.141315	-9.95%	0
2014	14.665152	15.702988	7.08%	0
2013	10.874129	14.665152	34.86%	0
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.394764	9.090667	8.29%	0
2015	9.639564	8.394764	-12.91%	0
2014	10.006228	9.639564	-3.66%	0
2013	10.422665	10.006228	-4.00%	0
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.909369	9.674133	8.58%	0
2015	9.515329	8.909369	-6.37%	0
2014*	10.000000	9.515329	-4.85%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.004115	8.886672	-1.30%	0
2015	10.114841	9.004115	-10.98%	0
2014	10.515635	10.114841	-3.81%	0
2013	11.735908	10.515635	-10.40%	0
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	9.456090	9.187782	-2.84%	0
2015	9.839829	9.456090	-3.90%	0
2014	10.184301	9.839829	-3.38%	0
2013	10.644426	10.184301	-4.32%	0
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	9.921816	-0.78%	0
1114

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.304833	9.154921	-1.61%	0
2015	9.670180	9.304833	-3.78%	0
2014	9.680185	9.670180	-0.10%	0
2013	10.305615	9.680185	-6.07%	0
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2016	10.425648	11.501022	10.31%	0
2015	11.756565	10.425648	-11.32%	0
2014	11.070967	11.756565	6.19%	0
2013	8.508375	11.070967	30.12%	0
2012	7.447681	8.508375	14.24%	0
2011	8.143510	7.447681	-8.54%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2016*	10.000000	10.205912	2.06%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	9.081860	8.496737	-6.44%	0
2015	9.456966	9.081860	-3.97%	0
2014	10.578424	9.456966	-10.60%	0
2013	8.612717	10.578424	22.82%	0
2012	7.367145	8.612717	16.91%	0
2011	9.247982	7.367145	-20.34%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	26.957677	23.084474	-14.37%	0
2015	24.993402	26.957677	7.86%	0
2014	19.860022	24.993402	25.85%	0
2013	13.758420	19.860022	44.35%	0
2012	10.952514	13.758420	25.62%	0
2011	10.345276	10.952514	5.87%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2016	5.011627	6.907802	37.84%	0
2015	7.853042	5.011627	-36.18%	0
2014	10.123336	7.853042	-22.43%	0
2013	9.550161	10.123336	6.00%	0
2012*	10.000000	9.550161	-4.50%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	4.923659	6.772512	37.55%	0
2015	7.736035	4.923659	-36.35%	0
2014	10.002568	7.736035	-22.66%	0
2013	9.456639	10.002568	5.77%	0
2012*	10.000000	9.456639	-5.43%	0
1115

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2016	11.804501	11.762851	-0.35%	0
2015	12.704938	11.804501	-7.09%	0
2014	12.021911	12.704938	5.68%	0
2013	9.359900	12.021911	28.44%	0
2012	8.394429	9.359900	11.50%	0
2011	9.394044	8.394429	-10.64%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2016	12.817321	13.236273	3.27%	0
2015	13.200441	12.817321	-2.90%	0
2014	11.659218	13.200441	13.22%	0
2013	10.162524	11.659218	14.73%	0
2012	9.375882	10.162524	8.39%	0
2011	9.180375	9.375882	2.13%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	16.526965	17.079159	3.34%	0
2015	17.745292	16.526965	-6.87%	0
2014	18.858407	17.745292	-5.90%	0
2013	13.089101	18.858407	44.08%	0
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
1116

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
VA Situs Fund (HVSIT)
1,566,807 shares (cost $28,197,878)	$21,151,888
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
13,576 shares (cost $240,116)	254,418
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
4,930 shares (cost $57,851)	57,335
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,536,798 shares (cost $18,003,643)	17,765,383
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
1,208 shares (cost $10,298)	11,841
VP Inflation Protection Fund - Class I (ACVIP1)
41,726 shares (cost $424,098)	422,683
Growth Fund - Class 1 (AFGF)
164,864 shares (cost $10,169,159)	11,093,710
High-Income Bond Fund - Class 1 (AFHY)
84,062 shares (cost $860,677)	855,756
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
62,588,254 shares (cost $735,306,417)	751,684,936
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
58,430 shares (cost $714,262)	704,079
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
1,786,777 shares (cost $12,564,379)	12,936,264
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
13,824,438 shares (cost $162,796,959)	161,054,698
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
17,096,547 shares (cost $176,984,486)	190,284,568
Global Allocation V.I. Fund - Class III (MLVGA3)
26,495,922 shares (cost $389,607,561)	354,250,479
Money Market Portfolio(TM) (CHSMM)
5,537,509 shares (cost $5,537,509)	5,537,509
VIP Value Series: Service Class (DWVVLS)
29,223 shares (cost $840,049)	851,864
VIP Small Cap Value Series: Service Class (DWVSVS)
1,435,655 shares (cost $52,942,103)	56,952,435
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,710,224 shares (cost $144,489,162)	216,010,887
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,091,514 shares (cost $110,664,785)	141,962,307
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,000,047 shares (cost $30,219,337)	37,861,779
Floating-Rate Income Fund (ETVFR)
4,858,552 shares (cost $43,708,675)	44,990,195
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
42,394 shares (cost $838,263)	844,498
Franklin Income Securities Fund - Class 2 (FTVIS2)
17,012,894 shares (cost $260,741,572)	261,658,308
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,507,671 shares (cost $31,940,134)	37,525,933
Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,539,554 shares (cost $95,721,660)	107,245,772
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
39,520 shares (cost $840,892)	778,938
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,356,997 shares (cost $12,316,782)	9,987,497

Templeton Foreign Securities Fund - Class 2 (TIF2)
2,881,684 shares (cost $47,961,184)	39,219,716
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,251,646 shares (cost $131,729,365)	117,839,241
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
13,087,937 shares (cost $93,560,353)	92,662,596
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
47,237 shares (cost $529,993)	502,605
Franklin High Income Securities Fund: Class 2 (FTVHI2)
35,001 shares (cost $203,261)	207,209
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
1,172,685 shares (cost $16,421,037)	14,787,553
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,308,674 shares (cost $15,605,494)	15,980,896
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
18,485 shares (cost $224,189)	209,619
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,352,994 shares (cost $13,950,210)	14,855,872
Balanced Portfolio: Service Shares (JABS)
293,904 shares (cost $8,724,765)	9,372,613
Enterprise Portfolio: Service Shares (JAMGS)
3,975 shares (cost $229,327)	223,473
Flexible Bond Portfolio: Service Shares (JAFBS)
3,782,929 shares (cost $48,778,039)	47,778,388
Forty Portfolio: Service Shares (JACAS)
4,060,163 shares (cost $145,498,430)	125,012,409
Global Technology Portfolio: Service Shares (JAGTS)
8,104,416 shares (cost $65,642,194)	68,806,495
Overseas Portfolio: Service Shares (JAIGS)
1,649,799 shares (cost $54,775,180)	39,380,694
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,869,561 shares (cost $34,198,225)	35,091,669
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
687,478 shares (cost $11,806,309)	11,295,264
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
400,990 shares (cost $6,861,221)	6,099,052
New Discovery Series - Service Class (MNDSC)
1,747,478 shares (cost $28,592,639)	26,229,639
Utilities Series - Service Class (MVUSC)
5,643 shares (cost $177,381)	148,816
Value Series - Service Class (MVFSC)
21,322,606 shares (cost $297,065,315)	396,387,249
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
10,084,734 shares (cost $202,562,140)	224,183,639
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
1,196,707 shares (cost $9,218,477)	8,963,337
Core Plus Fixed Income Portfolio - Class I (MSVFI)
204,680 shares (cost $2,176,355)	2,183,933
Core Plus Fixed Income Portfolio - Class II (MSVF2)
997,761 shares (cost $10,373,773)	10,616,179
Emerging Markets Debt Portfolio - Class I (MSEM)
229,726 shares (cost $1,754,499)	1,789,565
Emerging Markets Debt Portfolio - Class II (MSEMB)
77,745 shares (cost $608,356)	601,747
Global Real Estate Portfolio - Class II (VKVGR2)
42,138 shares (cost $436,533)	436,551
U.S. Real Estate Portfolio - Class I (MSVRE)
1,262 shares (cost $18,516)	26,990

U.S. Real Estate Portfolio - Class II (MSVREB)
150 shares (cost $2,341)	3,183
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
15,388,146 shares (cost $148,071,862)	142,032,585
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
97,218,716 shares (cost $953,915,036)	987,742,158
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,916,710 shares (cost $45,036,489)	47,746,547
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
11,406,130 shares (cost $179,621,967)	185,463,681
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
251,103,763 shares (cost $4,623,744,784)	5,946,137,119
American Funds NVIT Bond Fund - Class II (GVABD2)
203,209,848 shares (cost $2,293,475,982)	2,298,303,379
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
9,754,615 shares (cost $248,976,074)	257,521,831
American Funds NVIT Growth Fund - Class II (GVAGR2)
5,931,078 shares (cost $374,888,628)	441,450,161
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
50,449,873 shares (cost $2,234,405,266)	2,606,744,945
Federated NVIT High Income Bond Fund - Class I (HIBF)
11,174,586 shares (cost $70,682,927)	72,970,046
NVIT Emerging Markets Fund - Class I (GEM)
797,762 shares (cost $8,958,923)	7,810,089
NVIT Emerging Markets Fund - Class II (GEM2)
4,708,753 shares (cost $52,468,923)	45,439,468
NVIT International Equity Fund - Class I (GIG)
1,698,198 shares (cost $18,052,767)	15,997,025
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
4,142,153 shares (cost $40,449,905)	38,729,133
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,298,181 shares (cost $64,143,193)	70,865,338
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,651,080 shares (cost $26,043,155)	25,450,373
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
159,934 shares (cost $2,291,956)	2,103,132
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
8,966,631 shares (cost $96,414,869)	117,911,201
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
7,286,497 shares (cost $73,793,326)	67,472,967
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
202,116,250 shares (cost $2,125,465,452)	2,182,855,497
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
254,832,227 shares (cost $2,607,713,143)	2,632,416,909
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
72,596,416 shares (cost $764,736,362)	723,060,306
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
252,576,053 shares (cost $2,625,294,557)	2,652,048,559
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
38,788,197 shares (cost $383,156,499)	354,524,124
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
77,893,822 shares (cost $828,447,513)	819,443,012
NVIT Core Bond Fund - Class I (NVCBD1)
326,741 shares (cost $3,591,192)	3,483,057
NVIT Core Bond Fund - Class II (NVCBD2)
9,047,540 shares (cost $98,751,134)	96,084,876
NVIT Core Plus Bond Fund - Class II (NVLCP2)
6,090,926 shares (cost $69,974,544)	67,609,273

NVIT Nationwide Fund - Class I (TRF)
7,453,895 shares (cost $77,578,665)	119,336,858
NVIT Nationwide Fund - Class II (TRF2)
6,964,573 shares (cost $62,658,033)	111,084,942
NVIT Government Bond Fund - Class I (GBF)
20,382,617 shares (cost $230,396,564)	218,501,651
NVIT International Index Fund - Class II (GVIX2)
69,006 shares (cost $607,005)	589,311
NVIT International Index Fund - Class VIII (GVIX8)
6,396,793 shares (cost $57,660,064)	54,372,741
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
13,982,250 shares (cost $137,739,757)	175,617,057
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
99,186,902 shares (cost $1,389,889,266)	1,499,705,963
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
85,667,478 shares (cost $1,284,054,441)	1,461,487,178
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
69,734,224 shares (cost $718,905,905)	692,460,844
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
189,333,822 shares (cost $2,124,941,113)	2,360,992,756
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
62,465,181 shares (cost $650,438,955)	819,543,174
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
74,250,570 shares (cost $787,095,659)	821,953,806
NVIT Mid Cap Index Fund - Class I (MCIF)
8,007,227 shares (cost $169,925,827)	194,095,180
NVIT Money Market Fund - Class I (SAM)
584,490,472 shares (cost $584,490,472)	584,490,472
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,337,357 shares (cost $27,456,868)	22,625,615
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
10,869,556 shares (cost $100,210,801)	104,891,212
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
312,378 shares (cost $3,435,057)	3,011,320
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,874,284 shares (cost $61,121,197)	56,334,380
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
767,680 shares (cost $9,195,583)	8,398,416
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,730,927 shares (cost $104,490,594)	105,580,562
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
393,838 shares (cost $4,304,204)	4,009,271
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
9,444,808 shares (cost $99,584,943)	95,487,010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,543,114 shares (cost $149,285,657)	157,607,175
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,697,019 shares (cost $120,782,490)	104,616,848
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
50,613 shares (cost $542,818)	537,000
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,007,540 shares (cost $272,768,695)	276,980,297
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
354,025 shares (cost $6,752,233)	5,515,713
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,994,703 shares (cost $35,625,308)	29,162,558
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,243,630 shares (cost $26,164,917)	33,385,217

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,996,157 shares (cost $41,599,717)	43,564,128
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,291,405 shares (cost $58,396,524)	70,666,475
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,175,505 shares (cost $42,070,294)	44,576,092
NVIT Multi-Sector Bond Fund - Class I (MSBF)
23,998,788 shares (cost $218,548,805)	219,108,933
NVIT Short Term Bond Fund - Class II (NVSTB2)
13,298,343 shares (cost $138,766,453)	136,175,027
NVIT Large Cap Growth Fund - Class I (NVOLG1)
21,107,861 shares (cost $356,172,043)	335,826,076
NVIT Large Cap Growth Fund - Class II (NVOLG2)
15,720,041 shares (cost $274,228,186)	248,533,853
Templeton NVIT International Value Fund - Class III (NVTIV3)
18,937,909 shares (cost $222,187,709)	201,120,589
Invesco NVIT Comstock Value Fund - Class I (EIF)
12,275 shares (cost $198,165)	215,663
Invesco NVIT Comstock Value Fund - Class II (EIF2)
9,393,402 shares (cost $111,135,080)	164,102,732
NVIT Real Estate Fund - Class I (NVRE1)
8,028,135 shares (cost $63,421,624)	50,577,253
NVIT Real Estate Fund - Class II (NVRE2)
15,092,432 shares (cost $116,362,958)	94,025,851
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
600,360 shares (cost $6,800,249)	7,018,209
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
328,811 shares (cost $3,712,817)	3,833,931
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
103,268,257 shares (cost $1,090,235,161)	1,047,140,131
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
51,823,841 shares (cost $546,234,463)	524,457,275
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
78,876,189 shares (cost $832,022,046)	832,143,797
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
38,262,147 shares (cost $403,106,754)	400,604,680
NVIT Small Cap Index Fund Class II (NVSIX2)
4,488,439 shares (cost $57,452,857)	55,881,061
NVIT S&P 500 Index Fund Class II (GVEX2)
28,140,600 shares (cost $396,551,976)	421,827,593
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
14,598,350 shares (cost $137,466,132)	138,538,345
Short Duration Bond Portfolio - I Class Shares (AMTB)
8,446,613 shares (cost $91,273,864)	88,858,367
International Portfolio - S Class Shares (AMINS)
8,848 shares (cost $94,841)	95,738
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
460 shares (cost $10,860)	10,395
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
115,177 shares (cost $2,540,035)	2,432,543
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
902 shares (cost $10,322)	13,753
Socially Responsive Portfolio - I Class Shares (AMSRS)
856,156 shares (cost $14,845,980)	19,323,449
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
1,049,022 shares (cost $12,024,818)	11,591,696
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
942,318 shares (cost $11,091,658)	10,224,145

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
738,753 shares (cost $8,844,303)	8,281,421
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
926,415 shares (cost $9,555,315)	9,542,078
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
11,062 shares (cost $120,409)	121,900
Real Return Portfolio - Advisor Class (PMVRA)
12,940 shares (cost $164,475)	158,778
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
51,366 shares (cost $615,142)	535,236
VPS Growth and Income Portfolio - Class B (ALVGIB)
162,953 shares (cost $3,363,405)	5,023,846
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
38,755 shares (cost $756,698)	786,329
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
5,499,325 shares (cost $106,304,277)	110,646,414
VP Balanced Fund - Class I (ACVB)
4,231,047 shares (cost $28,153,601)	29,490,395
VP Capital Appreciation Fund - Class I (ACVCA)
3,921 shares (cost $57,161)	54,817
VP Income & Growth Fund - Class I (ACVIG)
1,502,086 shares (cost $11,413,266)	13,999,441
VP Income & Growth Fund - Class II (ACVIG2)
367,040 shares (cost $2,949,371)	3,420,817
VP Inflation Protection Fund - Class II (ACVIP2)
21,765,496 shares (cost $239,790,755)	220,049,160
VP International Fund - Class I (ACVI)
639 shares (cost $6,724)	5,988
VP Mid Cap Value Fund - Class I (ACVMV1)
620,547 shares (cost $11,616,500)	13,099,753
VP Mid Cap Value Fund - Class II (ACVMV2)
8,530,565 shares (cost $148,432,265)	180,250,836
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
1,517,263 shares (cost $30,284,298)	30,360,434
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,726,070 shares (cost $69,398,780)	89,228,205
Appreciation Portfolio - Initial Shares (DCAP)
575,191 shares (cost $23,444,830)	23,588,600
Appreciation Portfolio - Service Shares (DCAPS)
2,386,082 shares (cost $98,707,941)	97,161,276
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
16,657 shares (cost $728,435)	799,719
Growth and Income Portfolio - Initial Shares (DGI)
449,400 shares (cost $9,957,138)	12,947,224
Managed Tail Risk Fund II: Service Shares (FCA2S)
126,230 shares (cost $740,601)	605,902
Quality Bond Fund II - Primary Shares (FQB)
575,202 shares (cost $6,496,332)	6,315,714
Quality Bond Fund II - Service Shares (FQBS)
1,710,902 shares (cost $19,140,607)	18,717,271
Equity-Income Portfolio - Initial Class (FEIP)
14,140,095 shares (cost $301,832,362)	310,657,896
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
379,153 shares (cost $3,787,063)	6,013,366
High Income Portfolio - Initial Class (FHIP)
8,792,790 shares (cost $47,973,160)	47,305,209
VIP Asset Manager Portfolio - Initial Class (FAMP)
6,694,217 shares (cost $97,932,556)	102,287,639

VIP Balanced Portfolio - Service Class 2 (FB2)
5,980,609 shares (cost $97,563,873)	98,141,792
VIP Energy Portfolio - Service Class 2 (FNRS2)
5,105,798 shares (cost $105,522,231)	105,281,554
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
13,899,204 shares (cost $277,631,542)	298,276,914
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
394,986 shares (cost $4,815,467)	4,854,376
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
19,254,118 shares (cost $217,407,657)	235,670,410
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
764,455 shares (cost $9,154,243)	9,578,621
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
35,417,223 shares (cost $383,813,392)	442,361,110
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
808,027 shares (cost $9,398,109)	10,286,186
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
4,659,164 shares (cost $58,971,773)	59,124,791
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
4,247,177 shares (cost $79,813,455)	83,839,269
VIP Growth Portfolio - Initial Class (FGP)
5,445,212 shares (cost $176,450,216)	322,955,512
VIP Growth Portfolio - Service Class 2 (FG2)
4,517,002 shares (cost $251,221,330)	263,973,611
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,138,992 shares (cost $14,654,546)	14,237,396
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
32,146,208 shares (cost $406,100,334)	396,684,213
VIP Mid Cap Portfolio - Service Class (FMCS)
538,909 shares (cost $17,645,664)	18,161,227
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,129,451 shares (cost $245,194,843)	268,515,782
VIP Overseas Portfolio - Initial Class (FOP)
2,924,465 shares (cost $56,418,597)	52,084,714
VIP Overseas Portfolio - Service Class 2 (FO2)
4,553,150 shares (cost $90,911,545)	80,363,096
VIP Value Strategies Portfolio - Service Class (FVSS)
288,137 shares (cost $3,236,949)	4,535,280
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
14,538 shares (cost $193,506)	199,177
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
772,175 shares (cost $8,843,188)	8,741,021
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
835 shares (cost $7,846)	7,617
International Growth Fund/VA - Service Shares (OVIGS)
16,119,649 shares (cost $38,107,698)	34,818,442
Capital Income Fund/VA - Non-Service Shares (OVMS)
1,984,898 shares (cost $28,438,792)	29,495,577
Core Bond Fund/VA - Non-Service Shares (OVB)
2,674,781 shares (cost $21,642,399)	20,515,573
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,567,122 shares (cost $123,519,113)	124,920,619
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2,836,954 shares (cost $112,300,474)	98,272,087
International Growth Fund/VA - Non-Service Shares (OVIG)
282,299 shares (cost $650,756)	587,181
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
434,930 shares (cost $11,404,401)	12,356,367

Main Street Fund(R)/VA - Service Class (OVGIS)
7,205,737 shares (cost $161,861,266)	202,625,321
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
304,423 shares (cost $7,456,485)	7,330,511
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
4,036,795 shares (cost $94,417,300)	95,873,893
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
123,155 shares (cost $8,380,425)	8,947,220
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
372,851 shares (cost $1,922,228)	1,841,885
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,641,000 shares (cost $8,979,661)	8,319,871
All Asset Portfolio - Advisor Class (PMVAAD)
4,329,672 shares (cost $47,594,803)	43,816,281
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,906,350 shares (cost $20,018,978)	18,644,102
Low Duration Portfolio - Advisor Class (PMVLAD)
40,880,020 shares (cost $430,462,768)	418,611,401
Total Return Portfolio - Advisor Class (PMVTRD)
30,627,365 shares (cost $344,406,969)	325,875,159
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
9,431 shares (cost $98,338)	74,973
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
623,765 shares (cost $7,904,640)	7,846,964
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
43,156 shares (cost $323,441)	334,457
VT Growth & Income Fund: Class IB (PVGIB)
64,053 shares (cost $1,207,830)	1,664,725
VT Growth Opportunities Fund: Class IB (PVGOB)
131,718 shares (cost $1,010,889)	1,018,178
VT International Equity Fund: Class IB (PVTIGB)
130,227 shares (cost $1,589,041)	1,605,694
VI American Franchise Fund - Series II Shares (ACEG2)
75,102 shares (cost $3,921,724)	3,902,321
Diversified Stock Fund Class A Shares (VYDS)
14,386 shares (cost $141,930)	173,063
Small-Cap Portfolio - Investment Class (ROCSC)
40,345 shares (cost $431,982)	339,300
Variable Fund - Multi-Hedge Strategies (RVARS)
668,464 shares (cost $15,766,174)	16,009,707
Blue Chip Growth Portfolio - II (TRBCG2)
10 shares (cost $212)	226
Health Sciences Portfolio - II (TRHS2)
6,390,513 shares (cost $230,718,952)	213,315,309
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
1,848,849 shares (cost $36,567,409)	43,133,651
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
911,532 shares (cost $9,501,054)	7,401,641
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,456,290 shares (cost $18,378,531)	15,145,419
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
887,412 shares (cost $26,584,155)	21,422,129
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2,185,829 shares (cost $11,595,004)	11,054,174
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
376,354 shares (cost $2,009,971)	1,917,749
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
1,264,306 shares (cost $6,758,752)	6,633,689

Variable Insurance Portfolios - Asset Strategy (WRASP)
22,043,580 shares (cost $240,626,589)	177,318,558
Variable Insurance Portfolios - High Income (WRHIP)
26,083,563 shares (cost $97,833,262)	94,106,888
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
6,905,594 shares (cost $69,129,797)	65,172,927
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
10,100 shares (cost $55,390)	47,256
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
592,470 shares (cost $3,166,134)	2,905,059
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,863,818 shares (cost $31,660,879)	29,408,218
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
9,979,713 shares (cost $55,267,546)	51,268,778
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,333,745 shares (cost $7,268,670)	6,656,587
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
1,409 shares (cost $31,292)	36,518
Advantage VT Opportunity Fund - Class 2 (SVOF)
11,015 shares (cost $212,368)	271,729
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
8,230,678 shares (cost $77,694,252)	68,561,549
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
774 shares (cost $19,334)	16,541

Total Investments	$48,380,856,050

Accounts Receivable - VP International Fund - Class I (ACVI)	820
Accounts Receivable - U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	188
Accounts Receivable - High-Income Bond Fund - Class 1 (AFHY)	1,236
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	2,496
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	85
Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	51,444
Accounts Receivable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	243,165
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	6,367
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	1,359
Accounts Receivable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	6,374
Accounts Receivable - NVIT Large Cap Growth Fund - Class I (NVOLG1)	92,739
Accounts Receivable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	172
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(27,087)
Accounts Payable - Appreciation Portfolio - Initial Shares (DCAP)	(12,631)
Accounts Payable - VIP Mid Cap Portfolio - Service Class (FMCS)	(7,120)
Accounts Payable - NVIT Emerging Markets Fund - Class I (GEM)	(2,685)
Accounts Payable - VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	(3)
Accounts Payable - Balanced Portfolio: Service Shares (JABS)	(33,006)
Accounts Payable - U.S. Real Estate Portfolio - Class II (MSVREB)	(1)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(57,917)
Accounts Payable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(2,447)
Accounts Payable - Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	(190)
Accounts Payable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	(24,644)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(14,783)
Accounts Payable - Blue Chip Growth Portfolio – II (TRBCG2)	(226)
Accounts Payable - Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)	(16)
Other Accounts Payable	(263,539)

$48,380,816,200

Contract Owners’ Equity:
Accumulation units	48,370,885,778
Contracts in payout (annuitization) period (note 1f)	9,930,422

Total Contract Owners’ Equity (note 5)	$48,380,816,200

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	HVSIT	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF
Reinvested dividends	$863,577,022	125,467	-	782	109,485	1,068	9,027	108,897
Mortality and expense risk charges (note 2)	(694,821,973)	(315,047)	(2,986)	(457)	(350,318)	(146)	(1,776)	(142,377)

Net investment income (loss)	168,755,049	(189,580)	(2,986)	325	(240,833)	922	7,251	(33,480)

Realized gain (loss) on investments	394,387,386	(855,877)	18,565	(831)	112,064	13,717	(4,745)	645,760
Change in unrealized gain (loss) on investments	(454,599,992)	(2,936,526)	(17,143)	3,683	393,087	2,007	10,550	(668,831)

Net gain (loss) on investments	(60,212,606)	(3,792,403)	1,422	2,852	505,151	15,724	5,805	(23,071)

Reinvested capital gains	2,459,945,835	5,814,485	-	21	4,249	-	3,121	937,493

Net increase (decrease) in contract owners’ equity resulting from operations	$2,568,488,278	1,832,502	(1,564)	3,198	268,567	16,646	16,177	880,942

Investment Activity:	AFHY	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM
Reinvested dividends	$51,086	9,875,817	11,798	451,876	2,072,890	2,247,313	4,347,452	827
Mortality and expense risk charges (note 2)	(10,367)	(11,617,352)	(9,689)	(143,027)	(1,740,034)	(1,865,748)	(6,063,711)	(65,085)

Net investment income (loss)	40,719	(1,741,535)	2,109	308,849	332,856	381,565	(1,716,259)	(64,258)

Realized gain (loss) on investments	(10,424)	4,442,015	3,529	(60,046)	4,261	(177,169)	(2,245,210)	-
Change in unrealized gain (loss) on investments	92,050	14,995,042	(18,946)	634,463	(1,236,130)	15,979,099	11,410,498	-

Net gain (loss) on investments	81,626	19,437,057	(15,417)	574,417	(1,231,869)	15,801,930	9,165,288	-

Reinvested capital gains	-	23,120,705	14,827	-	-	5,350,191	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$122,345	40,816,227	1,519	883,266	(899,013)	21,533,686	7,449,029	(64,258)

Investment Activity:	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	FTVIS2
Reinvested dividends	$10,672	227,794	4,279,489	2,438,499	493,865	1,127,222	10,710	11,602,353
Mortality and expense risk charges (note 2)	(2,868)	(601,104)	(2,833,049)	(2,039,716)	(496,720)	(530,482)	(3,711)	(3,858,274)

Net investment income (loss)	7,804	(373,310)	1,446,440	398,783	(2,855)	596,740	6,999	7,744,079

Realized gain (loss) on investments	11,570	(719,881)	8,904,453	8,200,215	2,249,864	(670,032)	12,132	3,017,875
Change in unrealized gain (loss) on investments	2,172	8,387,950	2,612,648	(547,935)	(2,840,763)	2,219,972	(483)	16,549,422

Net gain (loss) on investments	13,742	7,668,069	11,517,101	7,652,280	(590,899)	1,549,940	11,649	19,567,297

Reinvested capital gains	55,785	2,836,116	7,587,750	4,926,559	3,752,342	-	7,975	-

Net increase (decrease) in contract owners’ equity resulting from operations	$77,331	10,130,875	20,551,291	12,977,622	3,158,588	2,146,680	26,623	27,311,376

Investment Activity:	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2
Reinvested dividends	$537,178	801,529	13,071	79,739	803,507	-	3,459,332	16,255
Mortality and expense risk charges (note 2)	(571,893)	(1,452,935)	(3,197)	(145,181)	(600,585)	(1,867,129)	(1,473,704)	(2,114)

Net investment income (loss)	(34,715)	(651,406)	9,874	(65,442)	202,922	(1,867,129)	1,985,628	14,141

Realized gain (loss) on investments	1,555,875	5,673,558	(17,228)	(1,013,875)	(2,781,888)	(4,010,723)	(3,582,643)	(18,804)
Change in unrealized gain (loss) on investments	(974,910)	4,836,336	31,972	2,486,801	3,957,315	7,131,151	8,205,441	37,453

Net gain (loss) on investments	580,965	10,509,894	14,744	1,472,926	1,175,427	3,120,428	4,622,798	18,649

Reinvested capital gains	4,620,222	14,729,854	61,980	-	719,684	101,315	2,928,311	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,166,472	24,588,342	86,598	1,407,484	2,098,033	1,354,614	9,536,737	32,790

Investment Activity:	FTVHI2	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS
Reinvested dividends	$11,306	-	-	882	121,607	192,341	1,556	1,075,737
Mortality and expense risk charges (note 2)	(880)	(243,477)	(256,155)	(966)	(184,489)	(126,956)	(1,002)	(621,017)

Net investment income (loss)	10,426	(243,477)	(256,155)	(84)	(62,882)	65,385	554	454,720

Realized gain (loss) on investments	(2,995)	(328,293)	797,255	(1,884)	391,366	192,093	(2,997)	46,175
Change in unrealized gain (loss) on investments	17,650	1,160,804	(2,525,240)	22,808	657,946	(76,736)	6,531	(729,327)

Net gain (loss) on investments	14,655	832,511	(1,727,985)	20,924	1,049,312	115,357	3,534	(683,152)

Reinvested capital gains	-	969,162	1,739,001	-	727,954	143,752	16,802	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,081	1,558,196	(245,139)	20,840	1,714,384	324,494	20,890	(228,432)

Investment Activity:	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC
Reinvested dividends	$1,167,639	55,042	2,239,719	359,310	294,958	23,182	-	4,793
Mortality and expense risk charges (note 2)	(1,982,827)	(938,133)	(647,291)	(482,007)	(56,871)	(91,786)	(410,285)	(730)

Net investment income (loss)	(815,188)	(883,091)	1,592,428	(122,697)	238,087	(68,604)	(410,285)	4,063

Realized gain (loss) on investments	(1,094,409)	(211,774)	(8,609,147)	(1,309,702)	(20,538)	(109,363)	(1,074,907)	(5,371)
Change in unrealized gain (loss) on investments	(15,272,527)	5,069,743	1,656,141	5,253,077	(511,046)	(284,743)	2,026,483	12,019

Net gain (loss) on investments	(16,366,936)	4,857,969	(6,953,006)	3,943,375	(531,584)	(394,106)	951,576	6,648

Reinvested capital gains	17,371,993	2,126,440	1,277,125	-	42,909	701,323	1,260,284	3,044

Net increase (decrease) in contract owners’ equity resulting from operations	$189,869	6,101,318	(4,083,453)	3,820,678	(250,588)	238,613	1,801,575	13,755

Investment Activity:	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2
Reinvested dividends	$7,082,009	2,522,461	92,250	44,340	183,570	104,291	33,250	5,373
Mortality and expense risk charges (note 2)	(5,787,247)	(3,424,731)	(70,793)	(29,502)	(164,941)	(25,153)	(6,825)	(7,495)

Net investment income (loss)	1,294,762	(902,270)	21,457	14,838	18,629	79,138	26,425	(2,122)

Realized gain (loss) on investments	16,241,744	5,049,046	(49,992)	1,612	215,171	6,155	4,662	251
Change in unrealized gain (loss) on investments	(5,644,373)	(4,607,125)	(76,485)	79,878	240,125	77,589	24,366	4,677

Net gain (loss) on investments	10,597,371	441,921	(126,477)	81,490	455,296	83,744	29,028	4,928

Reinvested capital gains	31,270,320	5,100,115	267,440	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$43,162,453	4,639,766	162,420	96,328	473,925	162,882	55,453	2,806

Investment Activity:	MSVRE	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$371	38	1,772,410	-	1,051,052	3,680,767	109,772,467	55,731,481
Mortality and expense risk charges (note 2)	(403)	(47)	(1,363,700)	(11,636,179)	(595,215)	(2,391,780)	(84,545,988)	(31,987,961)

Net investment income (loss)	(32)	(9)	408,710	(11,636,179)	455,837	1,288,987	25,226,479	23,743,520

Realized gain (loss) on investments	1,301	157	(530,341)	(195,199)	797,967	2,261,107	14,746,963	8,722,404
Change in unrealized gain (loss) on investments	192	29	1,048,622	66,531,104	2,166,861	8,004,570	16,448,644	(25,182,335)

Net gain (loss) on investments	1,493	186	518,281	66,335,905	2,964,828	10,265,677	31,195,607	(16,459,931)

Reinvested capital gains	-	-	7,639,902	-	4,364,072	15,831,432	347,686,969	7,694,907

Net increase (decrease) in contract owners’ equity resulting from operations	$1,461	177	8,566,893	54,699,726	7,784,737	27,386,096	404,109,055	14,978,496

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6
Reinvested dividends	$3,842,662	929,840	28,604,380	3,984,347	68,469	385,519	356,436	749,308
Mortality and expense risk charges (note 2)	(3,930,238)	(6,486,210)	(35,547,292)	(1,134,987)	(109,972)	(776,234)	(225,090)	(606,851)

Net investment income (loss)	(87,576)	(5,556,370)	(6,942,912)	2,849,360	(41,503)	(390,715)	131,346	142,457

Realized gain (loss) on investments	9,480,510	9,536,982	38,043,268	(3,914,095)	(396,133)	(2,699,223)	(462,773)	143,621
Change in unrealized gain (loss) on investments	(37,020,712)	(61,254,146)	(147,452,882)	9,905,911	926,106	5,735,055	186,332	(602,833)

Net gain (loss) on investments	(27,540,202)	(51,717,164)	(109,409,614)	5,991,816	529,973	3,035,832	(276,441)	(459,212)

Reinvested capital gains	24,533,853	86,756,436	340,271,573	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,093,925)	29,482,902	223,919,047	8,841,176	488,470	2,645,117	(145,095)	(316,755)

Investment Activity:	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2
Reinvested dividends	$538,117	169,104	16,389	821,240	1,516,413	56,846,725	70,560,553	18,122,654
Mortality and expense risk charges (note 2)	(913,644)	(372,191)	(27,917)	(1,777,805)	(1,099,768)	(31,789,362)	(39,353,397)	(11,183,815)

Net investment income (loss)	(375,527)	(203,087)	(11,528)	(956,565)	416,645	25,057,363	31,207,156	6,938,839

Realized gain (loss) on investments	1,635,282	95,215	(51,451)	10,461,002	207,217	28,162,185	38,162,617	(2,367,910)
Change in unrealized gain (loss) on investments	3,271,494	1,582,050	10,537	(12,079,891)	(1,805,131)	(59,493,934)	(128,136,197)	(2,166,263)

Net gain (loss) on investments	4,906,776	1,677,265	(40,914)	(1,618,889)	(1,597,914)	(31,331,749)	(89,973,580)	(4,534,173)

Reinvested capital gains	3,293,419	1,197,666	211,717	11,920,463	5,384,382	102,592,055	203,418,155	19,745,565

Net increase (decrease) in contract owners’ equity resulting from operations	$7,824,668	2,671,844	159,275	9,345,009	4,203,113	96,317,669	144,651,731	22,150,231

Investment Activity:	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2
Reinvested dividends	$70,729,031	9,105,395	21,262,502	108,090	2,738,194	1,928,132	1,647,919	1,256,426
Mortality and expense risk charges (note 2)	(39,673,541)	(5,528,487)	(12,233,252)	(47,066)	(1,458,445)	(1,024,431)	(1,545,090)	(1,676,660)

Net investment income (loss)	31,055,490	3,576,908	9,029,250	61,024	1,279,749	903,701	102,829	(420,234)

Realized gain (loss) on investments	35,750,699	3,486,766	6,102,786	10,735	220,201	(157,108)	3,934,928	12,720,531
Change in unrealized gain (loss) on investments	(115,104,841)	(16,475,654)	(12,282,810)	58,998	1,371,622	109,490	7,058,044	(2,458,379)

Net gain (loss) on investments	(79,354,142)	(12,988,888)	(6,180,024)	69,733	1,591,823	(47,618)	10,992,972	10,262,152

Reinvested capital gains	180,128,157	29,619,034	32,712,462	6,228	168,646	265,927	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$131,829,505	20,207,054	35,561,688	136,985	3,040,218	1,122,010	11,095,801	9,841,918

Investment Activity:	GBF	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$4,497,618	14,692	1,277,197	2,791,082	28,078,572	25,930,600	13,771,073	43,946,008
Mortality and expense risk charges (note 2)	(3,546,858)	(2,129)	(802,493)	(2,888,848)	(20,726,596)	(21,282,601)	(10,481,239)	(35,537,732)

Net investment income (loss)	950,760	12,563	474,704	(97,766)	7,351,976	4,647,999	3,289,834	8,408,276

Realized gain (loss) on investments	(3,800,037)	(11,811)	(284,916)	8,683,793	3,835,554	23,504,863	(659,347)	22,225,706
Change in unrealized gain (loss) on investments	1,598,835	11,004	(639,864)	(8,744,217)	21,735,444	1,058,936	1,660,280	(31,627,249)

Net gain (loss) on investments	(2,201,202)	(807)	(924,780)	(60,424)	25,570,998	24,563,799	1,000,933	(9,401,543)

Reinvested capital gains	-	-	-	13,024,614	33,730,951	56,678,929	14,531,324	128,451,854

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,250,442)	11,756	(450,076)	12,866,424	66,653,925	85,890,727	18,822,091	127,458,587

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2
Reinvested dividends	$14,258,193	15,817,818	2,154,393	33,053	346,849	1,349,714	91,358	1,440,332
Mortality and expense risk charges (note 2)	(12,317,881)	(12,146,409)	(2,506,933)	(8,848,877)	(323,589)	(1,705,817)	(40,386)	(835,269)

Net investment income (loss)	1,940,312	3,671,409	(352,540)	(8,815,824)	23,260	(356,103)	50,972	605,063

Realized gain (loss) on investments	(2,241,852)	(1,421,799)	6,612,039	70	(630,208)	2,775,791	(135,871)	(3,101,459)
Change in unrealized gain (loss) on investments	(5,810,385)	1,148,048	6,452,896	-	(762,957)	(9,431,479)	186,419	4,706,938

Net gain (loss) on investments	(8,052,237)	(273,751)	13,064,935	70	(1,393,165)	(6,655,688)	50,548	1,605,479

Reinvested capital gains	60,773,482	29,793,146	15,673,890	11,933	526,958	2,468,062	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$54,661,557	33,190,804	28,386,285	(8,803,821)	(842,947)	(4,543,729)	101,520	2,210,542

Investment Activity:	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2
Reinvested dividends	$71,611	649,623	67,308	1,371,896	-	-	4,439	3,661,620
Mortality and expense risk charges (note 2)	(116,975)	(1,681,836)	(47,936)	(1,170,627)	(2,066,284)	(1,684,734)	(1,122)	(3,796,782)

Net investment income (loss)	(45,364)	(1,032,213)	19,372	201,269	(2,066,284)	(1,684,734)	3,317	(135,162)

Realized gain (loss) on investments	293,206	3,807,736	(163,306)	1,737,825	5,702,580	3,820,135	(15,247)	9,373,464
Change in unrealized gain (loss) on investments	(1,462,586)	(18,218,947)	244,262	316,330	(14,222,089)	(10,884,635)	24,970	7,027,811

Net gain (loss) on investments	(1,169,380)	(14,411,211)	80,956	2,054,155	(8,519,509)	(7,064,500)	9,723	16,401,275

Reinvested capital gains	1,282,059	15,670,880	376,324	7,811,646	17,985,176	12,826,085	26,166	23,525,402

Net increase (decrease) in contract owners’ equity resulting from operations	$67,315	227,456	476,652	10,067,070	7,399,383	4,076,851	39,206	39,791,515

Investment Activity:	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2
Reinvested dividends	$-	-	189,853	168,423	206,980	41,820	6,943,251	2,276,786
Mortality and expense risk charges (note 2)	(69,130)	(452,457)	(389,670)	(546,951)	(848,629)	(596,351)	(3,274,541)	(2,062,111)

Net investment income (loss)	(69,130)	(452,457)	(199,817)	(378,528)	(641,649)	(554,531)	3,668,710	214,675

Realized gain (loss) on investments	(134,522)	(2,333,898)	1,004,874	1,194,427	(1,146,451)	3,737,240	1,181,948	(119,458)
Change in unrealized gain (loss) on investments	(698,343)	(2,052,996)	2,854,353	3,526,694	4,730,980	(1,749,516)	9,535,654	1,034,238

Net gain (loss) on investments	(832,865)	(4,386,894)	3,859,227	4,721,121	3,584,529	1,987,724	10,717,602	914,780

Reinvested capital gains	1,166,798	6,597,062	2,953,890	3,596,504	9,770,772	6,362,174	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$264,803	1,757,711	6,613,300	7,939,097	12,713,652	7,795,367	14,386,312	1,129,455

Investment Activity:	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2	NVLM2
Reinvested dividends	$2,490,367	1,264,251	4,272,405	6,293	3,350,016	1,031,975	1,706,871	86,447
Mortality and expense risk charges (note 2)	(4,477,956)	(3,634,589)	(3,079,082)	(1,045)	(2,378,807)	(700,179)	(1,479,248)	(111,952)

Net investment income (loss)	(1,987,589)	(2,370,338)	1,193,323	5,248	971,209	331,796	227,623	(25,505)

Realized gain (loss) on investments	7,823,524	7,790,419	(6,410,621)	2,736	11,266,104	(2,102,637)	(6,783,748)	(24,449)
Change in unrealized gain (loss) on investments	(75,795,699)	(58,438,098)	1,441,431	30,165	10,351,430	616,200	3,592,754	439,528

Net gain (loss) on investments	(67,972,175)	(50,647,679)	(4,969,190)	32,901	21,617,534	(1,486,437)	(3,190,994)	415,079

Reinvested capital gains	77,242,966	57,481,396	3,010,072	-	-	4,223,345	7,810,764	86,751

Net increase (decrease) in contract owners’ equity resulting from operations	$7,283,202	4,463,379	(765,795)	38,149	22,588,743	3,068,704	4,847,393	476,325

Investment Activity:	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2
Reinvested dividends	$46,529	23,861,914	11,834,668	13,740,648	6,944,764	525,606	6,554,780	1,133,880
Mortality and expense risk charges (note 2)	(43,531)	(15,033,287)	(7,459,014)	(11,252,822)	(5,561,453)	(701,823)	(5,665,848)	(1,430,274)

Net investment income (loss)	2,998	8,828,627	4,375,654	2,487,826	1,383,311	(176,217)	888,932	(296,394)

Realized gain (loss) on investments	(12,612)	(4,186)	(83,337)	567,662	423,705	(982,152)	2,311,644	(101,549)
Change in unrealized gain (loss) on investments	234,243	37,323,703	14,720,774	37,570,315	13,850,661	3,435,833	23,238,514	1,768,818

Net gain (loss) on investments	221,631	37,319,517	14,637,437	38,137,977	14,274,366	2,453,681	25,550,158	1,667,269

Reinvested capital gains	31,013	-	1,105,900	-	-	5,953,461	6,637,887	1,465,616

Net increase (decrease) in contract owners’ equity resulting from operations	$255,642	46,148,144	20,118,991	40,625,803	15,657,677	8,230,925	33,076,977	2,836,491

Investment Activity:	AMTB	AMINS	AMCG	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4
Reinvested dividends	$1,118,222	615	-	-	98	130,871	109,156	136,643
Mortality and expense risk charges (note 2)	(1,477,395)	(2,122)	(174)	(39,904)	(177)	(272,000)	(205,895)	(168,185)

Net investment income (loss)	(359,173)	(1,507)	(174)	(39,904)	(79)	(141,129)	(96,739)	(31,542)

Realized gain (loss) on investments	(2,100,495)	(2,030)	(222)	(70,144)	202	2,173,810	(52,732)	(92,373)
Change in unrealized gain (loss) on investments	2,238,235	1,839	105	30,139	1,655	(1,205,183)	626,605	442,599

Net gain (loss) on investments	137,740	(191)	(117)	(40,005)	1,857	968,627	573,873	350,226

Reinvested capital gains	-	520	498	130,791	1,077	671,982	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(221,433)	(1,178)	207	50,882	2,855	1,499,480	477,134	318,684

Investment Activity:	NOTMG4	PMVSTA	PMVFHA	PMVRA	ALVBWB	ALVGIB	ALVSVA	ALVSVB
Reinvested dividends	$98,851	46,192	1,820	3,284	9,211	41,087	1,893	345,377
Mortality and expense risk charges (note 2)	(152,384)	(44,824)	(562)	(612)	(2,062)	(72,708)	(1,771)	(1,541,309)

Net investment income (loss)	(53,533)	1,368	1,258	2,672	7,149	(31,621)	122	(1,195,932)

Realized gain (loss) on investments	(83,272)	6,816	1,764	(1,085)	(2,635)	351,813	(9,282)	2,586,967
Change in unrealized gain (loss) on investments	485,890	(13,237)	3,983	4,872	(17,974)	(183,613)	85,016	13,240,775

Net gain (loss) on investments	402,618	(6,421)	5,747	3,787	(20,609)	168,200	75,734	15,827,742

Reinvested capital gains	-	41,994	453	-	34,097	305,098	17,789	5,678,716

Net increase (decrease) in contract owners’ equity resulting from operations	$349,085	36,941	7,458	6,459	20,637	441,677	93,645	20,310,526

Investment Activity:	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1	ACVMV2
Reinvested dividends	$478,594	-	328,109	71,438	4,044,698	74	176,980	2,331,054
Mortality and expense risk charges (note 2)	(403,219)	(712)	(184,013)	(47,068)	(3,346,575)	(99)	(129,959)	(2,373,832)

Net investment income (loss)	75,375	(712)	144,096	24,370	698,123	(25)	47,021	(42,778)

Realized gain (loss) on investments	18,601	269	970,817	330,602	(2,890,727)	(171)	603,951	4,158,883
Change in unrealized gain (loss) on investments	168,467	(4,306)	206,566	(52,138)	6,658,465	(312)	900,493	18,160,704

Net gain (loss) on investments	187,068	(4,037)	1,177,383	278,464	3,767,738	(483)	1,504,444	22,319,587

Reinvested capital gains	1,367,577	5,741	262,169	64,550	1,639,559	-	420,724	6,532,819

Net increase (decrease) in contract owners’ equity resulting from operations	$1,630,020	992	1,583,648	367,384	6,105,420	(508)	1,972,189	28,809,628

Investment Activity:	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S	FQB
Reinvested dividends	$211,826	715,756	406,122	1,378,316	-	154,629	10,914	253,160
Mortality and expense risk charges (note 2)	(422,086)	(1,136,309)	(328,673)	(1,516,703)	(11,446)	(170,436)	(10,565)	(92,399)

Net investment income (loss)	(210,260)	(420,553)	77,449	(138,387)	(11,446)	(15,807)	349	160,761

Realized gain (loss) on investments	(621,993)	3,225,136	768,401	2,144,770	83,721	249,989	(32,737)	(36,280)
Change in unrealized gain (loss) on investments	2,514,192	7,494,776	(3,122,970)	(11,251,935)	(60,440)	(716,575)	(12,777)	57,456

Net gain (loss) on investments	1,892,199	10,719,912	(2,354,569)	(9,107,165)	23,281	(466,586)	(45,514)	21,176

Reinvested capital gains	1,771,461	6,785,156	3,802,682	14,948,478	76,350	1,514,239	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,453,400	17,084,515	1,525,562	5,702,926	88,185	1,031,846	(45,165)	181,937

Investment Activity:	FQBS	FC2	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2
Reinvested dividends	$719,171	-	6,696,130	52,486	2,431,351	1,517,633	1,074,634	450,813
Mortality and expense risk charges (note 2)	(306,584)	-	(3,927,658)	(86,098)	(620,993)	(1,412,478)	(367,994)	(1,356,974)

Net investment income (loss)	412,587	-	2,768,472	(33,612)	1,810,358	105,155	706,640	(906,161)

Realized gain (loss) on investments	95,118	(20)	(9,488,260)	704,996	1,824,027	481,607	10,654	174,154
Change in unrealized gain (loss) on investments	(33,575)	-	32,964,682	(216,013)	2,090,642	(3,534,162)	577,919	24,132,408

Net gain (loss) on investments	61,543	(20)	23,476,422	488,983	3,914,669	(3,052,555)	588,573	24,306,562

Reinvested capital gains	-	-	19,084,179	-	-	4,683,835	38,775	-

Net increase (decrease) in contract owners’ equity resulting from operations	$474,130	(20)	45,329,073	455,371	5,725,027	1,736,435	1,333,988	23,400,401

Investment Activity:	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2
Reinvested dividends	$5,972,147	68,480	2,982,907	137,199	5,623,970	137,912	709,815	1,148,202
Mortality and expense risk charges (note 2)	(4,219,284)	(68,386)	(3,370,058)	(126,622)	(6,516,285)	(128,963)	(970,451)	(307,172)

Net investment income (loss)	1,752,863	94	(387,151)	10,577	(892,315)	8,949	(260,636)	841,030

Realized gain (loss) on investments	(3,076,011)	195,205	3,842,859	249,536	9,182,933	164,461	1,405,391	16,501
Change in unrealized gain (loss) on investments	24,579,660	(112,435)	(482,711)	(130,611)	(4,025,822)	(58,110)	(814,304)	4,025,814

Net gain (loss) on investments	21,503,649	82,770	3,360,148	118,925	5,157,111	106,351	591,087	4,042,315

Reinvested capital gains	17,609,015	126,437	5,110,333	314,764	14,214,693	385,128	2,371,567	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,865,527	209,301	8,083,330	444,266	18,479,489	500,428	2,702,018	4,883,345

Investment Activity:	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2
Reinvested dividends	$125,651	-	330,994	8,757,940	74,947	804,863	779,667	1,034,919
Mortality and expense risk charges (note 2)	(4,398,673)	(4,284,193)	(202,908)	(5,376,570)	(244,977)	(3,950,239)	(746,642)	(1,272,654)

Net investment income (loss)	(4,273,022)	(4,284,193)	128,086	3,381,370	(170,030)	(3,145,376)	33,025	(237,735)

Realized gain (loss) on investments	16,930,710	16,788,235	(63,681)	138,477	(162,950)	6,245,524	(1,768,131)	(1,194,090)
Change in unrealized gain (loss) on investments	(48,255,686)	(42,919,878)	437,157	4,079,123	944,907	5,839,661	(2,201,865)	(4,569,151)

Net gain (loss) on investments	(31,324,976)	(26,131,643)	373,476	4,217,600	781,957	12,085,185	(3,969,996)	(5,763,241)

Reinvested capital gains	32,918,908	26,433,334	7,506	159,486	1,214,252	16,287,717	92,405	143,989

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,679,090)	(3,982,502)	509,068	7,758,456	1,826,179	25,227,526	(3,844,566)	(5,856,987)

Investment Activity:	FVSS	GVSSCS	GVGMNS	GVSIA	OVIGS	OVMS	OVCAFS	OVB
Reinvested dividends	$45,319	1,634	24,254	154	260,397	721,102	-	833,035
Mortality and expense risk charges (note 2)	(59,448)	(502)	(137,824)	(29)	(517,627)	(404,717)	-	(301,774)

Net investment income (loss)	(14,129)	1,132	(113,570)	125	(257,230)	316,385	-	531,261

Realized gain (loss) on investments	329,306	(6,115)	(34,855)	-	(460,440)	(339,097)	(12)	(1,788,116)
Change in unrealized gain (loss) on investments	23,600	26,003	374,107	(98)	(1,341,672)	1,179,055	-	1,727,041

Net gain (loss) on investments	352,906	19,888	339,252	(98)	(1,802,112)	839,958	(12)	(61,075)

Reinvested capital gains	-	5,008	-	-	717,496	-	20	-

Net increase (decrease) in contract owners’ equity resulting from operations	$338,777	26,028	225,682	27	(1,341,846)	1,156,343	8	470,186

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,359,541	761,043	7,204	132,005	1,611,248	33,802	224,213	-
Mortality and expense risk charges (note 2)	(1,696,774)	(1,506,654)	(2,855)	(153,163)	(2,934,398)	(87,852)	(1,399,976)	(125,618)

Net investment income (loss)	(337,233)	(745,611)	4,349	(21,158)	(1,323,150)	(54,050)	(1,175,763)	(125,618)

Realized gain (loss) on investments	637,098	(2,454,535)	(30,169)	1,032,545	13,602,674	(386,061)	2,978,870	597,430
Change in unrealized gain (loss) on investments	(11,450,143)	(5,806,408)	(7,883)	(1,266,205)	(17,663,763)	1,221,333	7,995,475	(1,150,019)

Net gain (loss) on investments	(10,813,045)	(8,260,943)	(38,052)	(233,660)	(4,061,089)	835,272	10,974,345	(552,589)

Reinvested capital gains	8,617,596	6,747,665	15,325	1,403,124	22,474,084	250,595	3,451,561	736,944

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,532,682)	(2,258,889)	(18,378)	1,148,306	17,089,845	1,031,817	13,250,143	58,737

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$87,319	399,197	1,073,616	238,821	5,812,743	6,457,571	728	333,904
Mortality and expense risk charges (note 2)	(23,333)	(128,370)	(697,469)	(355,677)	(6,331,106)	(5,124,562)	(286)	(108,303)

Net investment income (loss)	63,986	270,827	376,147	(116,856)	(518,363)	1,333,009	442	225,601

Realized gain (loss) on investments	(57,186)	(250,735)	(1,253,885)	(1,653,999)	(924,259)	(1,858,001)	(5,958)	(131,516)
Change in unrealized gain (loss) on investments	78,989	388,386	5,262,887	1,614,844	486,725	3,563,617	15,905	445,758

Net gain (loss) on investments	21,803	137,651	4,009,002	(39,155)	(437,534)	1,705,616	9,947	314,242

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$85,789	408,478	4,385,149	(156,011)	(955,897)	3,038,625	10,389	539,843

Investment Activity:	PMVHYD	PVGIB	PVGOB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC
Reinvested dividends	$13,539	32,567	-	6,614	12,030	-	3,336	5,521
Mortality and expense risk charges (note 2)	(1,101)	(26,325)	(1,701)	(12,150)	(13,090)	(65,656)	(4,332)	(1,144)

Net investment income (loss)	12,438	6,242	(1,701)	(5,536)	(1,060)	(65,656)	(996)	4,377

Realized gain (loss) on investments	(149)	282,522	584	(20,924)	(156,782)	428,314	104,384	(37,684)
Change in unrealized gain (loss) on investments	15,888	(131,309)	7,288	20,611	114,687	(801,101)	(112,715)	31,066

Net gain (loss) on investments	15,739	151,213	7,872	(313)	(42,095)	(372,787)	(8,331)	(6,618)

Reinvested capital gains	-	57,514	-	-	41,692	397,799	14,326	54,581

Net increase (decrease) in contract owners’ equity resulting from operations	$28,177	214,969	6,171	(5,849)	(1,463)	(40,644)	4,999	52,340

Investment Activity:	RVARS	TRBCG2	TREI2	TRHS2	VWHAS	VWBF	VWEM	VWHA
Reinvested dividends	$16,272	-	126	-	101,547	-	80,722	81,676
Mortality and expense risk charges (note 2)	(268,283)	-	-	(3,746,067)	(562,138)	(104,286)	(219,717)	(276,819)

Net investment income (loss)	(252,011)	-	126	(3,746,067)	(460,591)	(104,286)	(138,995)	(195,143)

Realized gain (loss) on investments	114,785	206	167	19,930,511	(6,935,915)	(472,116)	(599,416)	(1,546,779)
Change in unrealized gain (loss) on investments	(210,701)	13	(3)	(52,424,848)	18,949,667	966,910	491,709	8,634,000

Net gain (loss) on investments	(95,916)	219	164	(32,494,337)	12,013,752	494,794	(107,707)	7,087,221

Reinvested capital gains	-	-	3	1,633,521	-	-	87,449	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(347,927)	219	293	(34,606,883)	11,553,161	390,508	(159,253)	6,892,078

Investment Activity:	WRPMAV	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPAP	WRPCP
Reinvested dividends	$89,637	12,838	42,715	1,180,241	6,245,064	-	661	37,051
Mortality and expense risk charges (note 2)	(42,976)	(9,730)	(31,440)	(3,402,228)	(1,417,394)	(1,035,384)	(190)	(12,481)

Net investment income (loss)	46,661	3,108	11,275	(2,221,987)	4,827,670	(1,035,384)	471	24,570

Realized gain (loss) on investments	(37,839)	(7,299)	(19,258)	(12,202,647)	(3,043,953)	164,565	(79)	(93,770)
Change in unrealized gain (loss) on investments	(279,474)	(50,661)	(117,244)	4,931,900	9,676,013	186,565	(2,759)	(58,011)

Net gain (loss) on investments	(317,313)	(57,960)	(136,502)	(7,270,747)	6,632,060	351,130	(2,838)	(151,781)

Reinvested capital gains	491,661	73,390	250,048	-	-	3,555,019	4,334	199,303

Net increase (decrease) in contract owners’ equity resulting from operations	$221,009	18,538	124,821	(9,492,734)	11,459,730	2,870,765	1,967	72,092

Investment Activity:	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF	WFVSCG	WFVOG2	WFVTRB
Reinvested dividends	$392,916	803,550	93,151	-	5,501	-	-	814
Mortality and expense risk charges (note 2)	(119,711)	(200,628)	(28,400)	(492)	(3,473)	(1,076,279)	(265)	(706)

Net investment income (loss)	273,205	602,922	64,751	(492)	2,028	(1,076,279)	(265)	108

Realized gain (loss) on investments	(177,850)	(84,947)	(57,194)	1,299	13,178	(5,095,775)	762	3,717
Change in unrealized gain (loss) on investments	(1,550,674)	(2,904,000)	(340,543)	(1,466)	(14,284)	3,353,810	(2,722)	193

Net gain (loss) on investments	(1,728,524)	(2,988,947)	(397,737)	(167)	(1,106)	(1,741,965)	(1,960)	3,910

Reinvested capital gains	2,373,487	4,399,437	522,163	2,696	27,312	6,502,685	916	-

Net increase (decrease) in contract owners’ equity resulting from operations	$918,168	2,013,412	189,177	2,037	28,234	3,684,441	(1,309)	4,018

Investment Activity:	CAF	CAF2
Reinvested dividends	$41,663	90,976
Mortality and expense risk charges (note 2)	(131,955)	(262,019)

Net investment income (loss)	(90,292)	(171,043)

Realized gain (loss) on investments	10,905,268	(8,595,081)
Change in unrealized gain (loss) on investments	(13,969,219)	126,132

Net gain (loss) on investments	(3,063,951)	(8,468,949)

Reinvested capital gains	2,877,890	7,989,427

Net increase (decrease) in contract owners’ equity resulting from operations	$(276,353)	(650,565)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-     II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		HVSIT		ALMCS		ALVDAA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$168,755,049	115,049,473	(189,580)	(257,307)	(2,986)	(5,421)	325	467
Realized gain (loss) on investments	394,387,386	715,046,581	(855,877)	2,529,167	18,565	76,986	(831)	(1,845)
Change in unrealized gain (loss) on investments	(454,599,992)	(3,888,840,243)	(2,936,526)	(7,547,045)	(17,143)	(84,847)	3,683	(2,427)
Reinvested capital gains	2,459,945,835	2,072,504,919	5,814,485	3,208,344	-	-	21	2,024

Net increase (decrease) in contract owners’ equity resulting from operations	2,568,488,278	(986,239,270)	1,832,502	(2,066,841)	(1,564)	(13,282)	3,198	(1,781)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,310,766,547	5,082,070,683	348,032	634,748	858	-	-	-
Transfers between funds	-	-	(798,742)	(9,820,125)	(73,261)	8,309	(38,520)	(2,278)
Redemptions (note 3)	(3,392,343,859)	(3,585,721,629)	(1,013,411)	(1,699,548)	(11,174)	(171,925)	-	(15,424)
Annuity benefits	(1,316,007)	(1,331,027)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(391,165,311)	(347,726,151)	(167,418)	(185,439)	(7)	(7)	-	-
Contingent deferred sales charges (note 2)	(17,157,826)	(17,474,670)	(8,459)	(26,287)	-	-	-	-
Adjustments to maintain reserves	(178,385)	(143,597)	(506)	(461)	8	(12)	1	-

Net equity transactions	508,605,159	1,129,673,609	(1,640,504)	(11,097,112)	(83,576)	(163,635)	(38,519)	(17,702)

Net change in contract owners’ equity	3,077,093,437	143,434,339	191,998	(13,163,953)	(85,140)	(176,917)	(35,321)	(19,483)
Contract owners’ equity beginning of period	45,303,722,763	45,160,288,424	20,959,247	34,123,200	339,556	516,473	92,651	112,134

Contract owners’ equity end of period	$48,380,816,200	45,303,722,763	21,151,245	20,959,247	254,416	339,556	57,330	92,651

CHANGES IN UNITS:
Beginning units	3,188,288,017	3,051,691,530	1,378,482	2,049,869	17,677	26,168	8,584	10,220
Units purchased	618,806,965	711,312,559	92,239	230,580	49	2,869	155	706
Units redeemed	(522,610,774)	(574,716,072)	(198,264)	(901,967)	(4,386)	(11,360)	(3,573)	(2,342)

Ending units	3,284,484,208	3,188,288,017	1,272,457	1,378,482	13,340	17,677	5,166	8,584

	ALVDAB		AAEIP3		ACVIP1		AFGF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(240,833)	(230,514)	922	19	7,251	4,377	(33,480)	(64,850)
Realized gain (loss) on investments	112,064	132,065	13,717	-	(4,745)	(1,098)	645,760	650,422
Change in unrealized gain (loss) on investments	393,087	(1,035,108)	2,007	(463)	10,550	(9,401)	(668,831)	(2,487,967)
Reinvested capital gains	4,249	350,324	-	53	3,121	-	937,493	2,629,053

Net increase (decrease) in contract owners’ equity resulting from operations	268,567	(783,233)	16,646	(391)	16,177	(6,122)	880,942	726,658

Equity transactions:
Purchase payments received from contract owners (note 3)	229,154	5,515,671	8,118	2,444	118,313	128,175	13,226	14,160
Transfers between funds	(1,075,058)	(220,563)	(14,717)	-	7,957	10,742	(39,994)	10,166
Redemptions (note 3)	(1,228,165)	(760,450)	(256)	-	(20,763)	(28,128)	(1,291,571)	(1,816,653)
Annuity benefits	-	-	-	-	-	-	(870)	(878)
Contract maintenance charges (note 2)	(592)	(530)	-	-	(1,692)	(919)	(2,540)	(2,727)
Contingent deferred sales charges (note 2)	(17,684)	(8,756)	-	-	-	-	(150)	(19)
Adjustments to maintain reserves	(301)	(187)	(2)	(3)	(14)	-	750	719

Net equity transactions	(2,092,646)	4,525,185	(6,857)	2,441	103,801	109,870	(1,321,149)	(1,795,232)

Net change in contract owners’ equity	(1,824,079)	3,741,952	9,789	2,050	119,978	103,748	(440,207)	(1,068,574)
Contract owners’ equity beginning of period	19,589,104	15,847,152	2,050	-	302,685	198,937	11,534,835	12,603,409

Contract owners’ equity end of period	$17,765,025	19,589,104	11,839	2,050	422,663	302,685	11,094,628	11,534,835

CHANGES IN UNITS:
Beginning units	1,778,946	1,392,186	330	-	33,187	21,218	92,503	106,861
Units purchased	64,185	539,258	6,096	330	23,144	15,658	193	263
Units redeemed	(252,695)	(152,498)	(5,067)	-	(11,862)	(3,689)	(10,572)	(14,621)

Ending units	1,590,436	1,778,946	1,359	330	44,469	33,187	82,124	92,503

	AFHY		AVPAP2		AFGC		BRVHY3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$40,719	34,884	(1,741,535)	(565,967)	2,109	2,329	308,849	47,524
Realized gain (loss) on investments	(10,424)	(45,635)	4,442,015	7,780,829	3,529	10,994	(60,046)	(48,515)
Change in unrealized gain (loss) on investments	92,050	(48,675)	14,995,042	(43,936,816)	(18,946)	(14,714)	634,463	(262,579)
Reinvested capital gains	-	-	23,120,705	16,575,282	14,827	7,231	-	28,929

Net increase (decrease) in contract owners’ equity resulting from operations	122,345	(59,426)	40,816,227	(20,146,672)	1,519	5,840	883,266	(234,641)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,472	40,614	7,890,247	20,421,857	463	210	3,910,572	2,778,534
Transfers between funds	77,718	(471,760)	(18,598,173)	(19,731,320)	(9,983)	(28,467)	4,811,568	1,992,550
Redemptions (note 3)	(44,930)	(29,500)	(20,175,553)	(17,200,217)	(42,648)	(117,347)	(958,267)	(190,349)
Annuity benefits	(1,331)	(1,398)	-	-	(215)	(219)	-	-
Contract maintenance charges (note 2)	(342)	(327)	(9,841,122)	(9,503,264)	(505)	(472)	(348)	(16)
Contingent deferred sales charges (note 2)	-	-	(418,380)	(280,239)	-	-	(4,400)	(156)
Adjustments to maintain reserves	1,025	742	(365)	(193)	93	199	(622)	17

Net equity transactions	33,612	(461,629)	(41,143,346)	(26,293,376)	(52,795)	(146,096)	7,758,503	4,580,580

Net change in contract owners’ equity	155,957	(521,055)	(327,119)	(46,440,048)	(51,276)	(140,256)	8,641,769	4,345,939
Contract owners’ equity beginning of period	701,035	1,222,090	752,011,702	798,451,750	755,543	895,799	4,345,939	-

Contract owners’ equity end of period	$856,992	701,035	751,684,583	752,011,702	704,267	755,543	12,987,708	4,345,939

CHANGES IN UNITS:
Beginning units	13,269	21,295	63,474,141	65,640,615	21,051	25,113	472,591	-
Units purchased	2,941	11,704	1,686,087	3,691,213	660	436	1,251,185	581,963
Units redeemed	(2,250)	(19,730)	(5,100,864)	(5,857,687)	(2,112)	(4,498)	(452,903)	(109,372)

Ending units	13,960	13,269	60,059,364	63,474,141	19,599	21,051	1,270,873	472,591

	BRVTR3		BRVED3		MLVGA3		CHSMM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$332,856	23,521	381,565	126,042	(1,716,259)	(2,108,048)	(64,258)	(66,987)
Realized gain (loss) on investments	4,261	(3,441)	(177,169)	(65)	(2,245,210)	655,937	-	-
Change in unrealized gain (loss) on investments	(1,236,130)	(506,132)	15,979,099	(2,679,017)	11,410,498	(32,178,937)	-	-
Reinvested capital gains	-	-	5,350,191	2,897,235	-	22,883,409	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(899,013)	(486,052)	21,533,686	344,195	7,449,029	(10,747,639)	(64,258)	(66,987)

Equity transactions:
Purchase payments received from contract owners (note 3)	96,172,479	50,598,529	103,168,418	54,368,736	22,272,574	65,201,116	143,557	15,302
Transfers between funds	8,501,969	10,836,899	7,950,601	6,408,426	(26,027,191)	6,223,813	(1,586,852)	1,773,387
Redemptions (note 3)	(2,176,660)	(389,397)	(2,410,677)	(282,084)	(25,360,239)	(21,327,070)	(2,002,524)	(1,563,248)
Annuity benefits	-	-	-	-	(4,885)	(2,368)	-	-
Contract maintenance charges (note 2)	(786,066)	(40,732)	(743,213)	(17,491)	(15,189)	(14,461)	(434)	(531)
Contingent deferred sales charges (note 2)	(31,017)	(2,840)	(35,981)	(23)	(84,210)	(61,964)	-	-
Adjustments to maintain reserves	(233)	(3)	(1,594)	(86)	(1,351)	(516)	48	37

Net equity transactions	101,680,472	61,002,456	107,927,554	60,477,478	(29,220,491)	50,018,550	(3,446,205)	224,947

Net change in contract owners’ equity	100,781,459	60,516,404	129,461,240	60,821,673	(21,771,462)	39,270,911	(3,510,463)	157,960
Contract owners’ equity beginning of period	60,516,404	-	60,821,673	-	376,020,365	336,749,454	9,048,033	8,890,073

Contract owners’ equity end of period	$161,297,863	60,516,404	190,282,913	60,821,673	354,248,903	376,020,365	5,537,570	9,048,033

CHANGES IN UNITS:
Beginning units	6,186,106	-	6,235,745	-	25,726,229	22,411,842	917,962	884,847
Units purchased	11,333,410	6,600,377	12,104,174	6,381,238	2,657,069	6,231,053	363,333	881,298
Units redeemed	(1,195,551)	(414,271)	(1,287,306)	(145,493)	(4,669,990)	(2,916,666)	(719,388)	(848,183)

Ending units	16,323,965	6,186,106	17,052,613	6,235,745	23,713,308	25,726,229	561,907	917,962

	DWVVLS		DWVSVS		DSIF		DSIFS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,804	7,532	(373,310)	(330,659)	1,446,440	1,086,845	398,783	64,712
Realized gain (loss) on investments	11,570	35,189	(719,881)	(512,105)	8,904,453	10,158,110	8,200,215	15,507,620
Change in unrealized gain (loss) on investments	2,172	(53,733)	8,387,950	(4,593,320)	2,612,648	(18,228,110)	(547,935)	(20,504,146)
Reinvested capital gains	55,785	-	2,836,116	2,936,934	7,587,750	6,578,081	4,926,559	4,349,725

Net increase (decrease) in contract owners’ equity resulting from operations	77,331	(11,012)	10,130,875	(2,499,150)	20,551,291	(405,074)	12,977,622	(582,089)

Equity transactions:
Purchase payments received from contract owners (note 3)	283,833	171,771	6,175,981	7,198,873	2,072,789	2,703,088	1,728,647	2,702,101
Transfers between funds	(72,012)	16,663	13,689,852	2,452,833	(1,943,821)	(1,325,531)	(4,072,800)	(14,067,032)
Redemptions (note 3)	(70,576)	(169,042)	(2,612,353)	(1,066,636)	(24,346,120)	(25,255,275)	(12,319,629)	(12,771,673)
Annuity benefits	-	-	(818)	-	(58,044)	(57,085)	(2,752)	(3,945)
Contract maintenance charges (note 2)	(2,734)	(2,004)	(105,946)	(83,101)	(93,795)	(98,603)	(462,266)	(473,454)
Contingent deferred sales charges (note 2)	-	-	(10,492)	(7,240)	(5,251)	(8,799)	(36,652)	(40,682)
Adjustments to maintain reserves	(35)	5	(1,200)	(442)	2,512	4,032	(7,814)	(1,087)

Net equity transactions	138,476	17,393	17,135,024	8,494,287	(24,371,730)	(24,038,173)	(15,173,266)	(24,655,772)

Net change in contract owners’ equity	215,807	6,381	27,265,899	5,995,137	(3,820,439)	(24,443,247)	(2,195,644)	(25,237,861)
Contract owners’ equity beginning of period	636,020	629,639	29,685,190	23,690,053	219,834,155	244,277,402	144,148,929	169,386,790

Contract owners’ equity end of period	$851,827	636,020	56,951,089	29,685,190	216,013,716	219,834,155	141,953,285	144,148,929

CHANGES IN UNITS:
Beginning units	48,681	47,661	2,546,750	1,869,070	4,605,478	5,106,390	6,053,900	7,085,178
Units purchased	19,884	18,577	2,196,506	1,313,331	111,474	141,754	681,206	828,516
Units redeemed	(11,297)	(17,557)	(954,131)	(635,651)	(611,353)	(642,666)	(1,286,685)	(1,859,794)

Ending units	57,268	48,681	3,789,125	2,546,750	4,105,599	4,605,478	5,448,421	6,053,900

	DSRG		ETVFR		FRESS2		FTVIS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,855)	(112,435)	596,740	377,767	6,999	8,216	7,744,079	8,032,243
Realized gain (loss) on investments	2,249,864	2,721,538	(670,032)	(672,152)	12,132	27,094	3,017,875	(3,996,331)
Change in unrealized gain (loss) on investments	(2,840,763)	(10,242,321)	2,219,972	(608,286)	(483)	(27,809)	16,549,422	(26,859,534)
Reinvested capital gains	3,752,342	5,750,032	-	-	7,975	15,495	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,158,588	(1,883,186)	2,146,680	(902,671)	26,623	22,996	27,311,376	(22,823,622)

Equity transactions:
Purchase payments received from contract owners (note 3)	364,521	488,534	7,619,852	11,278,836	142,878	100,263	18,304,394	41,063,747
Transfers between funds	(909,932)	(385,690)	14,210,382	(2,205,009)	79,061	(47,574)	5,062,039	(23,975,908)
Redemptions (note 3)	(4,168,028)	(4,383,332)	(4,335,009)	(3,714,397)	(127,738)	(19,317)	(23,725,648)	(26,451,751)
Annuity benefits	(3,426)	(3,622)	-	-	-	-	(4,554)	(2,117)
Contract maintenance charges (note 2)	(24,050)	(26,036)	(1,492)	(693)	-	-	(15,144)	(16,340)
Contingent deferred sales charges (note 2)	(4,528)	(2,041)	(5,132)	(2,488)	-	-	(63,714)	(73,343)
Adjustments to maintain reserves	580	220	(233)	(294)	(21)	(4)	(547)	(839)

Net equity transactions	(4,744,863)	(4,311,967)	17,488,368	5,355,955	94,180	33,368	(443,174)	(9,456,551)

Net change in contract owners’ equity	(1,586,275)	(6,195,153)	19,635,048	4,453,284	120,803	56,364	26,868,202	(32,280,173)
Contract owners’ equity beginning of period	39,448,634	45,643,787	25,354,740	20,901,456	723,669	667,305	234,789,274	267,069,447

Contract owners’ equity end of period	$37,862,359	39,448,634	44,989,788	25,354,740	844,472	723,669	261,657,476	234,789,274

CHANGES IN UNITS:
Beginning units	1,041,694	1,151,261	2,619,558	2,099,789	60,710	57,644	17,158,069	17,836,972
Units purchased	12,085	29,633	4,482,578	4,752,421	27,340	25,512	3,406,636	4,066,418
Units redeemed	(136,360)	(139,200)	(2,774,328)	(4,232,652)	(20,492)	(22,446)	(3,445,934)	(4,745,321)

Ending units	917,419	1,041,694	4,327,808	2,619,558	67,558	60,710	17,118,771	17,158,069

	FTVRD2		FTVSV2		FTVMD2		FTVDM2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(34,715)	(28,031)	(651,406)	(958,931)	9,874	17,031	(65,442)	72,324
Realized gain (loss) on investments	1,555,875	2,971,639	5,673,558	13,281,310	(17,228)	(11,655)	(1,013,875)	(560,252)
Change in unrealized gain (loss) on investments	(974,910)	(10,169,658)	4,836,336	(37,857,141)	31,972	(81,647)	2,486,801	(3,736,734)
Reinvested capital gains	4,620,222	4,906,189	14,729,854	16,004,149	61,980	40,517	-	1,602,700

Net increase (decrease) in contract owners’ equity resulting from operations	5,166,472	(2,319,861)	24,588,342	(9,530,613)	86,598	(35,754)	1,407,484	(2,621,962)

Equity transactions:
Purchase payments received from contract owners (note 3)	402,420	206,051	752,242	1,107,123	85,527	202,765	80,362	135,641
Transfers between funds	(1,357,685)	(1,745,172)	(3,784,416)	(5,923,680)	30,223	(45,063)	(18,100)	(70,738)
Redemptions (note 3)	(6,356,081)	(7,605,699)	(10,579,925)	(15,094,445)	(63,949)	(21,486)	(1,163,459)	(1,894,330)
Annuity benefits	(5,964)	(5,973)	(4,359)	(4,626)	-	-	-	-
Contract maintenance charges (note 2)	(3,020)	(3,399)	(467,411)	(476,944)	(1,949)	(1,317)	(1,234)	(1,470)
Contingent deferred sales charges (note 2)	(5,007)	(2,535)	(13,097)	(37,846)	-	-	(1,833)	(1,012)
Adjustments to maintain reserves	(340)	(325)	(1,324)	(721)	(21)	(3)	(277)	(219)

Net equity transactions	(7,325,677)	(9,157,052)	(14,098,290)	(20,431,139)	49,831	134,896	(1,104,541)	(1,832,128)

Net change in contract owners’ equity	(2,159,205)	(11,476,913)	10,490,052	(29,961,752)	136,429	99,142	302,943	(4,454,090)
Contract owners’ equity beginning of period	39,684,634	51,161,547	96,754,259	126,716,011	642,479	543,337	9,684,196	14,138,286

Contract owners’ equity end of period	$37,525,429	39,684,634	107,244,311	96,754,259	778,908	642,479	9,987,139	9,684,196

CHANGES IN UNITS:
Beginning units	1,656,734	2,031,340	3,333,199	3,991,805	55,378	44,952	1,309,203	1,514,448
Units purchased	53,157	88,000	359,476	390,832	12,894	26,550	191,248	129,336
Units redeemed	(341,292)	(462,606)	(801,905)	(1,049,438)	(8,138)	(16,124)	(333,504)	(334,581)

Ending units	1,368,599	1,656,734	2,890,770	3,333,199	60,134	55,378	1,166,947	1,309,203

	TIF2		FTVGI2		FTVFA2		FTVSI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$202,922	901,725	(1,867,129)	8,548,836	1,985,628	1,219,115	14,141	30,746
Realized gain (loss) on investments	(2,781,888)	(2,424,260)	(4,010,723)	(1,723,042)	(3,582,643)	(732,121)	(18,804)	(12,973)
Change in unrealized gain (loss) on investments	3,957,315	(3,848,587)	7,131,151	(15,546,163)	8,205,441	(8,317,144)	37,453	(49,942)
Reinvested capital gains	719,684	1,741,755	101,315	692,286	2,928,311	153,150	-	8,696

Net increase (decrease) in contract owners’ equity resulting from operations	2,098,033	(3,629,367)	1,354,614	(8,028,083)	9,536,737	(7,677,000)	32,790	(23,473)

Equity transactions:
Purchase payments received from contract owners (note 3)	491,499	300,654	7,221,727	16,796,287	5,964,075	20,195,320	117,496	173,855
Transfers between funds	(904,538)	1,773,589	(5,141,298)	(7,541,777)	(4,602,763)	(8,013,588)	(8,448)	71,013
Redemptions (note 3)	(5,732,744)	(9,018,705)	(11,769,147)	(11,900,048)	(7,578,078)	(5,443,324)	(71,545)	(66,286)
Annuity benefits	(2,181)	(2,359)	(14,074)	(15,465)	(599)	(312)	-	-
Contract maintenance charges (note 2)	(159,505)	(176,076)	(8,741)	(8,862)	(3,975)	(3,835)	-	-
Contingent deferred sales charges (note 2)	(3,009)	(12,680)	(45,800)	(24,304)	(34,897)	(23,820)	-	-
Adjustments to maintain reserves	(546)	(455)	(794)	(752)	(677)	(409)	(13)	(9)

Net equity transactions	(6,311,024)	(7,136,032)	(9,758,127)	(2,694,921)	(6,256,914)	6,710,032	37,490	178,573

Net change in contract owners’ equity	(4,212,991)	(10,765,399)	(8,403,513)	(10,723,004)	3,279,823	(966,968)	70,280	155,100
Contract owners’ equity beginning of period	43,432,053	54,197,452	126,241,660	136,964,664	89,381,979	90,348,947	432,302	277,202

Contract owners’ equity end of period	$39,219,062	43,432,053	117,838,147	126,241,660	92,661,802	89,381,979	502,582	432,302

CHANGES IN UNITS:
Beginning units	2,173,064	2,504,890	13,724,392	14,019,187	7,830,285	7,315,810	44,614	27,378
Units purchased	174,690	433,757	2,260,091	2,691,249	824,785	1,945,190	13,422	24,194
Units redeemed	(490,514)	(765,583)	(3,342,146)	(2,986,044)	(1,362,809)	(1,430,715)	(9,787)	(6,958)

Ending units	1,857,240	2,173,064	12,642,337	13,724,392	7,292,261	7,830,285	48,249	44,614

	FTVHI2		IVMCC2		IVKMG2		IVBRA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,426	5,523	(243,477)	(238,698)	(256,155)	(314,142)	(84)	7,328
Realized gain (loss) on investments	(2,995)	(9,374)	(328,293)	(112,118)	797,255	1,832,658	(1,884)	(1,749)
Change in unrealized gain (loss) on investments	17,650	(5,719)	1,160,804	(2,104,904)	(2,525,240)	(2,946,201)	22,808	(31,594)
Reinvested capital gains	-	-	969,162	1,515,376	1,739,001	1,477,223	-	17,239

Net increase (decrease) in contract owners’ equity resulting from operations	25,081	(9,570)	1,558,196	(940,344)	(245,139)	49,538	20,840	(8,776)

Equity transactions:
Purchase payments received from contract owners (note 3)	15,924	37,176	188,221	2,400,024	133,221	90,731	2,199	13,169
Transfers between funds	13,380	(439,126)	(564,689)	1,041,590	(1,346,927)	267,966	(1,098)	1,338
Redemptions (note 3)	(2,749)	(20,088)	(873,947)	(525,771)	(1,699,972)	(2,563,984)	(6,599)	(21,255)
Annuity benefits	-	-	(3,247)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(67,333)	(61,613)	(110,807)	(123,226)	-	(48)
Contingent deferred sales charges (note 2)	-	-	(5,890)	(3,957)	(4,480)	(4,891)	-	-
Adjustments to maintain reserves	(19)	(1)	(101)	(324)	(385)	(369)	(12)	(3)

Net equity transactions	26,536	(422,039)	(1,326,986)	2,849,949	(3,029,350)	(2,333,773)	(5,510)	(6,799)

Net change in contract owners’ equity	51,617	(431,609)	231,210	1,909,605	(3,274,489)	(2,284,235)	15,330	(15,575)
Contract owners’ equity beginning of period	155,574	587,183	14,556,079	12,646,474	19,254,944	21,539,179	194,273	209,848

Contract owners’ equity end of period	$207,191	155,574	14,787,289	14,556,079	15,980,455	19,254,944	209,603	194,273

CHANGES IN UNITS:
Beginning units	16,935	57,693	1,203,449	984,626	1,392,724	1,552,810	19,487	20,089
Units purchased	4,508	50,660	48,740	463,187	87,022	288,716	215	1,483
Units redeemed	(2,046)	(91,418)	(157,004)	(244,364)	(312,133)	(448,802)	(776)	(2,085)

Ending units	19,397	16,935	1,095,185	1,203,449	1,167,613	1,392,724	18,926	19,487

	JPMMV1		JABS		JAMGS		JAFBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(62,882)	(51,037)	65,385	28,908	554	679	454,720	74,369
Realized gain (loss) on investments	391,366	1,604,526	192,093	387,316	(2,997)	1,739	46,175	(14,276)
Change in unrealized gain (loss) on investments	657,946	(3,370,731)	(76,736)	(823,604)	6,531	(21,154)	(729,327)	(270,325)
Reinvested capital gains	727,954	1,247,580	143,752	321,432	16,802	20,676	-	5,357

Net increase (decrease) in contract owners’ equity resulting from operations	1,714,384	(569,662)	324,494	(85,948)	20,890	1,940	(228,432)	(204,875)

Equity transactions:
Purchase payments received from contract owners (note 3)	306,801	356,973	211,314	21,777	49,922	65,571	13,411,000	8,267,208
Transfers between funds	1,219,276	(223,459)	(227,143)	852	(86,645)	51,815	18,294,795	11,109,919
Redemptions (note 3)	(1,756,635)	(2,222,300)	(1,090,530)	(1,052,567)	(10,327)	(1,501)	(2,185,572)	(387,647)
Annuity benefits	-	-	(3,064)	(11,808)	-	-	-	-
Contract maintenance charges (note 2)	(4,194)	(4,278)	(516)	(544)	(171)	(163)	(243,155)	(28,558)
Contingent deferred sales charges (note 2)	(215)	(3,166)	(1)	(66)	-	-	(22,925)	(3,484)
Adjustments to maintain reserves	(156)	(84)	(34,195)	3,415	(9)	(12)	(371)	(105)

Net equity transactions	(235,123)	(2,096,314)	(1,144,135)	(1,038,941)	(47,230)	115,710	29,253,772	18,957,333

Net change in contract owners’ equity	1,479,261	(2,665,976)	(819,641)	(1,124,889)	(26,340)	117,650	29,025,340	18,752,458
Contract owners’ equity beginning of period	13,376,443	16,042,419	10,159,248	11,284,137	249,785	132,135	18,752,458	-

Contract owners’ equity end of period	$14,855,704	13,376,443	9,339,607	10,159,248	223,445	249,785	47,777,798	18,752,458

CHANGES IN UNITS:
Beginning units	546,122	629,150	437,539	481,380	17,758	9,705	1,919,575	-
Units purchased	111,263	154,953	60,053	30,422	3,391	9,140	4,210,570	2,200,965
Units redeemed	(121,439)	(237,981)	(105,222)	(74,263)	(6,921)	(1,087)	(1,271,141)	(281,390)

Ending units	535,946	546,122	392,370	437,539	14,228	17,758	4,859,004	1,919,575

	JACAS		JAGTS		JAIGS		LZREMS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(815,188)	(415,820)	(883,091)	(348,038)	1,592,428	(546,913)	(122,697)	(60,692)
Realized gain (loss) on investments	(1,094,409)	4,981,707	(211,774)	1,959,801	(8,609,147)	(4,817,366)	(1,309,702)	(1,396,345)
Change in unrealized gain (loss) on investments	(15,272,527)	(18,298,004)	5,069,743	(6,872,347)	1,656,141	(2,113,532)	5,253,077	(2,683,319)
Reinvested capital gains	17,371,993	28,173,307	2,126,440	6,037,314	1,277,125	1,715,089	-	46,452

Net increase (decrease) in contract owners’ equity resulting from operations	189,869	14,441,190	6,101,318	776,730	(4,083,453)	(5,762,722)	3,820,678	(4,093,904)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,568,392	1,919,469	8,152,743	10,982,788	1,419,251	5,001,354	6,369,977	7,892,395
Transfers between funds	(10,778,063)	(4,828,833)	3,725,483	12,129,555	(2,816,761)	(4,906,377)	12,272,295	218,487
Redemptions (note 3)	(12,609,433)	(13,087,193)	(6,954,868)	(2,990,022)	(6,349,418)	(6,799,526)	(3,336,804)	(698,512)
Annuity benefits	-	-	(629)	(628)	(8,998)	(11,126)	-	-
Contract maintenance charges (note 2)	(649,700)	(685,614)	(4,952)	(4,324)	(9,214)	(10,785)	(1,233)	(501)
Contingent deferred sales charges (note 2)	(35,687)	(56,286)	(19,766)	(11,954)	(29,854)	(15,139)	(45,990)	(2,715)
Adjustments to maintain reserves	(6,862)	(1,284)	(660)	(367)	(694)	(602)	(416)	(164)

Net equity transactions	(22,511,353)	(16,739,741)	4,897,351	20,105,048	(7,795,688)	(6,742,201)	15,257,829	7,408,990

Net change in contract owners’ equity	(22,321,484)	(2,298,551)	10,998,669	20,881,778	(11,879,141)	(12,504,923)	19,078,507	3,315,086
Contract owners’ equity beginning of period	147,326,695	149,625,246	57,807,055	36,925,277	51,258,995	63,763,918	16,012,703	12,697,617

Contract owners’ equity end of period	$125,005,211	147,326,695	68,805,724	57,807,055	39,379,854	51,258,995	35,091,210	16,012,703

CHANGES IN UNITS:
Beginning units	5,899,324	6,633,166	4,891,607	3,355,733	2,950,471	3,311,550	2,211,426	1,378,884
Units purchased	595,935	980,914	2,487,611	2,998,959	405,572	667,863	3,408,513	1,744,146
Units redeemed	(1,460,141)	(1,714,756)	(2,283,356)	(1,463,085)	(928,622)	(1,028,942)	(1,532,608)	(911,604)

Ending units	5,035,118	5,899,324	5,095,862	4,891,607	2,427,421	2,950,471	4,087,331	2,211,426

	LOVTRC		M2IGSS		MNDSC		MVUSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$238,087	-	(68,604)	(46,083)	(410,285)	(397,079)	4,063	5,005
Realized gain (loss) on investments	(20,538)	-	(109,363)	(41,580)	(1,074,907)	(346,348)	(5,371)	1,200
Change in unrealized gain (loss) on investments	(511,046)	-	(284,743)	(477,426)	2,026,483	(1,114,993)	12,019	(39,513)
Reinvested capital gains	42,909	-	701,323	388,726	1,260,284	803,316	3,044	10,068

Net increase (decrease) in contract owners’ equity resulting from operations	(250,588)	-	238,613	(176,363)	1,801,575	(1,055,104)	13,755	(23,240)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,435,799	-	100,235	5,202	3,033,973	4,989,780	12,030	30,063
Transfers between funds	6,343,978	-	317,553	7,164,231	(1,148,923)	(120,038)	553	27,965
Redemptions (note 3)	(221,207)	-	(713,127)	(835,497)	(1,323,850)	(1,402,985)	(11,549)	(13,325)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11,429)	-	(586)	(497)	(76,678)	(67,599)	-	-
Contingent deferred sales charges (note 2)	(1,290)	-	(78)	(574)	(7,617)	(12,114)	-	-
Adjustments to maintain reserves	(29)	-	(128)	(116)	(511)	(424)	(13)	1

Net equity transactions	11,545,822	-	(296,131)	6,332,749	476,394	3,386,620	1,021	44,704

Net change in contract owners’ equity	11,295,234	-	(57,518)	6,156,386	2,277,969	2,331,516	14,776	21,464
Contract owners’ equity beginning of period	-	-	6,156,386	-	23,951,034	21,619,518	134,024	112,560

Contract owners’ equity end of period	$11,295,234	-	6,098,868	6,156,386	26,229,003	23,951,034	148,800	134,024

CHANGES IN UNITS:
Beginning units	-	-	633,135	-	1,931,535	1,676,490	13,406	9,548
Units purchased	1,404,911	-	88,915	754,465	467,281	703,127	2,131	5,061
Units redeemed	(270,799)	-	(120,431)	(121,330)	(423,025)	(448,082)	(2,085)	(1,203)

Ending units	1,134,112	-	601,619	633,135	1,975,791	1,931,535	13,452	13,406

	MVFSC		MVIVSC		MSGI2		MSVFI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,294,762	1,928,324	(902,270)	504,121	21,457	(142)	14,838	53,723
Realized gain (loss) on investments	16,241,744	21,261,691	5,049,046	4,481,833	(49,992)	(18,215)	1,612	2,991
Change in unrealized gain (loss) on investments	(5,644,373)	(53,561,941)	(4,607,125)	166,288	(76,485)	(178,655)	79,878	(102,658)
Reinvested capital gains	31,270,320	21,634,866	5,100,115	2,075,885	267,440	55,067	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,162,453	(8,737,060)	4,639,766	7,228,127	162,420	(141,945)	96,328	(45,944)

Equity transactions:
Purchase payments received from contract owners (note 3)	19,888,706	24,319,241	21,546,028	26,886,356	2,017,215	1,285,143	15,264	45,962
Transfers between funds	9,002,469	(900,509)	4,768,311	18,641,060	5,893,493	155,482	305,945	(296,847)
Redemptions (note 3)	(32,213,522)	(38,671,451)	(13,828,503)	(11,897,161)	(378,120)	(27,444)	(302,215)	(196,378)
Annuity benefits	(15,653)	(15,395)	(1,453)	(336)	-	-	-	-
Contract maintenance charges (note 2)	(2,026,270)	(1,923,396)	(1,253,142)	(1,144,120)	(270)	(1)	(407)	(442)
Contingent deferred sales charges (note 2)	(86,506)	(89,070)	(60,761)	(97,586)	(2,635)	-	(72)	(3)
Adjustments to maintain reserves	(1,052)	(1,081)	(1,315)	(813)	(136)	(30)	(44)	(43)

Net equity transactions	(5,451,828)	(17,281,661)	11,169,165	32,387,400	7,529,547	1,413,150	18,471	(447,751)

Net change in contract owners’ equity	37,710,625	(26,018,721)	15,808,931	39,615,527	7,691,967	1,271,205	114,799	(493,695)
Contract owners’ equity beginning of period	358,674,982	384,693,703	208,373,123	168,757,596	1,271,205	-	2,069,088	2,562,783

Contract owners’ equity end of period	$396,385,607	358,674,982	224,182,054	208,373,123	8,963,172	1,271,205	2,183,887	2,069,088

CHANGES IN UNITS:
Beginning units	13,646,938	14,263,480	13,447,782	11,397,673	154,932	-	163,055	197,375
Units purchased	2,415,827	2,628,868	3,303,139	4,830,397	1,215,315	164,907	71,161	58,510
Units redeemed	(2,575,091)	(3,245,410)	(2,606,562)	(2,780,288)	(405,518)	(9,975)	(69,860)	(92,830)

Ending units	13,487,674	13,646,938	14,144,359	13,447,782	964,729	154,932	164,356	163,055

	MSVF2		MSEM		MSEMB		VKVGR2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$18,629	220,741	79,138	82,721	26,425	34,160	(2,122)	(20)
Realized gain (loss) on investments	215,171	482,248	6,155	(25,901)	4,662	(9,702)	251	8,790
Change in unrealized gain (loss) on investments	240,125	(997,854)	77,589	(105,836)	24,366	(41,147)	4,677	(19,965)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,925	(294,865)	162,882	(49,016)	55,453	(16,689)	2,806	(11,195)

Equity transactions:
Purchase payments received from contract owners (note 3)	367,966	75,743	-	-	-	28,894	537	19,078
Transfers between funds	(260,489)	(708,963)	(87,113)	(98,343)	542	(11,032)	51,186	168,270
Redemptions (note 3)	(1,496,416)	(2,513,046)	(130,850)	(220,397)	(55,217)	(215,868)	(20,662)	(48,608)
Annuity benefits	(1,096)	(1,576)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20,163)	(21,293)	(1,032)	(1,112)	(86)	(87)	(6)	(5)
Contingent deferred sales charges (note 2)	(817)	(1,611)	(76)	(83)	-	-	-	-
Adjustments to maintain reserves	(208)	(244)	(56)	(126)	(62)	(22)	(5)	(36)

Net equity transactions	(1,411,223)	(3,170,990)	(219,127)	(320,061)	(54,823)	(198,115)	31,050	138,699

Net change in contract owners’ equity	(937,298)	(3,465,855)	(56,245)	(369,077)	630	(214,804)	33,856	127,504
Contract owners’ equity beginning of period	11,553,177	15,019,032	1,845,745	2,214,822	601,037	815,841	402,676	275,172

Contract owners’ equity end of period	$10,615,879	11,553,177	1,789,500	1,845,745	601,667	601,037	436,532	402,676

CHANGES IN UNITS:
Beginning units	908,448	1,156,982	72,640	85,072	37,621	44,687	38,899	25,692
Units purchased	122,940	136,267	-	-	949	4,203	6,267	32,099
Units redeemed	(231,845)	(384,801)	(8,077)	(12,432)	(4,035)	(11,269)	(3,596)	(18,892)

Ending units	799,543	908,448	64,563	72,640	34,535	37,621	41,570	38,899

	MSVRE		MSVREB		NAMGI2		NAMAA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(32)	(22)	(9)	(6)	408,710	513,032	(11,636,179)	3,930,020
Realized gain (loss) on investments	1,301	1,183	157	134	(530,341)	42,596	(195,199)	(16,148)
Change in unrealized gain (loss) on investments	192	(903)	29	(113)	1,048,622	(7,148,929)	66,531,104	(31,990,949)
Reinvested capital gains	-	-	-	-	7,639,902	5,389,473	-	9,981,435

Net increase (decrease) in contract owners’ equity resulting from operations	1,461	258	177	15	8,566,893	(1,203,828)	54,699,726	(18,095,642)

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,109)	-	-	-	79,822,242	38,623,737	335,165,189	403,529,057
Transfers between funds	-	-	-	-	(7,716,137)	6,381,172	28,328,045	30,522,009
Redemptions (note 3)	1,109	-	-	-	(2,279,093)	(982,118)	(16,670,751)	(5,423,160)
Annuity benefits	(3,189)	(3,153)	(553)	(564)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(623,199)	(222,363)	(7,968,034)	(2,467,981)
Contingent deferred sales charges (note 2)	-	-	-	-	(31,665)	(17,887)	(275,491)	(109,268)
Adjustments to maintain reserves	1,057	888	3	23	(310)	(126)	(234)	(328)

Net equity transactions	(2,132)	(2,265)	(550)	(541)	69,171,838	43,782,415	338,578,724	426,050,329

Net change in contract owners’ equity	(671)	(2,007)	(373)	(526)	77,738,731	42,578,587	393,278,450	407,954,687
Contract owners’ equity beginning of period	29,020	31,027	3,555	4,081	64,293,500	21,714,913	594,463,401	186,508,714

Contract owners’ equity end of period	$28,349	29,020	3,182	3,555	142,032,231	64,293,500	987,741,851	594,463,401

CHANGES IN UNITS:
Beginning units	-	-	-	-	6,439,133	2,143,787	62,152,068	18,774,801
Units purchased	-	-	-	-	8,015,208	4,721,067	39,646,036	46,204,710
Units redeemed	-	-	-	-	(1,359,239)	(425,721)	(5,246,299)	(2,827,443)

Ending units	-	-	-	-	13,095,102	6,439,133	96,551,805	62,152,068

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$455,837	491,638	1,288,987	1,138,665	25,226,479	(4,354,741)	23,743,520	(2,100,870)
Realized gain (loss) on investments	797,967	2,028,457	2,261,107	5,596,414	14,746,963	18,470,222	8,722,404	2,330,621
Change in unrealized gain (loss) on investments	2,166,861	(11,555,231)	8,004,570	(37,337,540)	16,448,644	(283,948,301)	(25,182,335)	(35,933,450)
Reinvested capital gains	4,364,072	6,180,911	15,831,432	20,754,318	347,686,969	239,162,576	7,694,907	825,067

Net increase (decrease) in contract owners’ equity resulting from operations	7,784,737	(2,854,225)	27,386,096	(9,848,143)	404,109,055	(30,670,244)	14,978,496	(34,878,632)

Equity transactions:
Purchase payments received from contract owners (note 3)	643,862	506,952	11,302,317	12,560,708	439,925,786	456,899,566	409,489,117	321,528,345
Transfers between funds	624,172	(2,109,868)	8,509,725	(6,301,439)	98,668,652	37,787,074	44,512,087	44,687,395
Redemptions (note 3)	(6,314,537)	(6,684,637)	(15,355,177)	(18,634,809)	(328,189,173)	(295,598,804)	(112,874,001)	(106,974,492)
Annuity benefits	(4,531)	(4,540)	(23,322)	(23,507)	(15,163)	(10,194)	(44,750)	(46,448)
Contract maintenance charges (note 2)	(16,770)	(18,230)	(818,960)	(784,339)	(57,578,466)	(52,452,380)	(22,806,370)	(18,960,382)
Contingent deferred sales charges (note 2)	(1,307)	(4,105)	(37,607)	(68,472)	(1,994,580)	(2,208,153)	(1,059,401)	(1,116,168)
Adjustments to maintain reserves	3,434	(2,431)	(1,267)	(1,149)	(1,718)	(8,641)	8,769	(389)

Net equity transactions	(5,065,677)	(8,316,859)	3,575,709	(13,253,007)	150,815,338	144,408,468	317,225,451	239,117,861

Net change in contract owners’ equity	2,719,060	(11,171,084)	30,961,805	(23,101,150)	554,924,393	113,738,224	332,203,947	204,239,229
Contract owners’ equity beginning of period	45,028,179	56,199,263	154,500,081	177,601,231	5,391,210,945	5,277,472,721	1,966,107,791	1,761,868,562

Contract owners’ equity end of period	$47,747,239	45,028,179	185,461,886	154,500,081	5,946,135,338	5,391,210,945	2,298,311,738	1,966,107,791

CHANGES IN UNITS:
Beginning units	2,093,055	2,467,526	7,354,304	7,970,170	375,976,645	366,259,790	172,807,397	152,420,112
Units purchased	112,845	60,845	1,753,865	1,517,382	49,534,670	48,475,654	47,800,368	40,869,819
Units redeemed	(338,770)	(435,316)	(1,643,885)	(2,133,248)	(39,604,964)	(38,758,799)	(21,242,862)	(20,482,534)

Ending units	1,867,130	2,093,055	7,464,284	7,354,304	385,906,351	375,976,645	199,364,903	172,807,397

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(87,576)	(2,259,956)	(5,556,370)	(3,392,216)	(6,942,912)	(14,159,163)	2,849,360	2,461,920
Realized gain (loss) on investments	9,480,510	6,575,786	9,536,982	4,309,748	38,043,268	48,687,860	(3,914,095)	(1,533,306)
Change in unrealized gain (loss) on investments	(37,020,712)	(16,328,118)	(61,254,146)	5,961,159	(147,452,882)	(190,942,620)	9,905,911	(4,392,847)
Reinvested capital gains	24,533,853	22,947,058	86,756,436	10,724,594	340,271,573	145,358,132	-	628,292

Net increase (decrease) in contract owners’ equity resulting from operations	(3,093,925)	10,934,770	29,482,902	17,603,285	223,919,047	(11,055,791)	8,841,176	(2,835,941)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,522,797	31,398,158	41,298,095	62,916,921	375,324,250	353,056,409	3,900,472	5,661,628
Transfers between funds	(5,591,398)	13,752,835	(17,031,101)	(1,638,902)	(24,673,852)	(47,971,793)	6,062,951	2,343,793
Redemptions (note 3)	(16,239,920)	(16,690,764)	(27,501,235)	(28,646,160)	(125,322,795)	(114,274,572)	(8,479,153)	(9,096,440)
Annuity benefits	(5,254)	(5,728)	(14,179)	(8,889)	(20,441)	(20,440)	(306)	(285)
Contract maintenance charges (note 2)	(1,174,203)	(1,086,835)	(1,343,441)	(1,287,750)	(23,168,825)	(19,185,345)	(4,429)	(4,436)
Contingent deferred sales charges (note 2)	(68,907)	(112,680)	(129,083)	(121,681)	(1,138,077)	(1,176,810)	(16,000)	(24,281)
Adjustments to maintain reserves	(9,632)	(751)	264	14,734	15,451	(1,380)	(902)	(539)

Net equity transactions	433,483	27,254,235	(4,720,680)	31,228,273	201,015,711	170,426,069	1,462,633	(1,120,560)

Net change in contract owners’ equity	(2,660,442)	38,189,005	24,762,222	48,831,558	424,934,758	159,370,278	10,303,809	(3,956,501)
Contract owners’ equity beginning of period	260,172,086	221,983,081	416,685,445	367,853,887	2,181,824,579	2,022,454,301	62,665,194	66,621,695

Contract owners’ equity end of period	$257,511,644	260,172,086	441,447,667	416,685,445	2,606,759,337	2,181,824,579	72,969,003	62,665,194

CHANGES IN UNITS:
Beginning units	16,378,721	14,633,884	27,464,041	25,379,860	165,263,144	152,683,209	3,261,275	3,331,749
Units purchased	2,897,082	4,520,767	4,162,320	6,591,102	35,739,816	34,914,976	3,020,172	2,275,453
Units redeemed	(2,863,813)	(2,775,930)	(4,519,154)	(4,506,921)	(20,822,446)	(22,335,041)	(2,881,986)	(2,345,927)

Ending units	16,411,990	16,378,721	27,107,207	27,464,041	180,180,514	165,263,144	3,399,461	3,261,275

	GEM		GEM2		GIG		NVIE6
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(41,503)	(55,164)	(390,715)	(669,645)	131,346	(181,696)	142,457	(542,441)
Realized gain (loss) on investments	(396,133)	(185,969)	(2,699,223)	(758,940)	(462,773)	(95,637)	143,621	1,222,651
Change in unrealized gain (loss) on investments	926,106	(1,638,784)	5,735,055	(10,023,634)	186,332	(1,282,973)	(602,833)	(4,318,932)
Reinvested capital gains	-	-	-	-	-	760,221	-	1,557,868

Net increase (decrease) in contract owners’ equity resulting from operations	488,470	(1,879,917)	2,645,117	(11,452,219)	(145,095)	(800,085)	(316,755)	(2,080,854)

Equity transactions:
Purchase payments received from contract owners (note 3)	278,740	252,112	2,256,802	5,517,105	308,532	250,609	2,145,876	5,436,503
Transfers between funds	(281,640)	(197,905)	(6,192,850)	3,241,708	(536,080)	(344,394)	(604,164)	1,970,625
Redemptions (note 3)	(1,269,468)	(1,733,797)	(4,200,139)	(6,071,157)	(2,380,928)	(2,749,892)	(2,261,999)	(2,817,483)
Annuity benefits	(703)	(805)	(5,511)	(2,733)	(4,019)	(4,521)	-	-
Contract maintenance charges (note 2)	(4,457)	(5,313)	(3,904)	(4,306)	(7,334)	(8,061)	(208,064)	(220,469)
Contingent deferred sales charges (note 2)	(892)	(2,884)	(18,652)	(89,200)	(1,265)	(2,163)	(6,264)	(24,255)
Adjustments to maintain reserves	(2,606)	(391)	(2,982)	(5,378)	175	150	(565)	(590)

Net equity transactions	(1,281,026)	(1,688,983)	(8,167,236)	2,586,039	(2,620,919)	(2,858,272)	(935,180)	4,344,331

Net change in contract owners’ equity	(792,556)	(3,568,900)	(5,522,119)	(8,866,180)	(2,766,014)	(3,658,357)	(1,251,935)	2,263,477
Contract owners’ equity beginning of period	8,599,960	12,168,860	50,958,390	59,824,570	18,763,244	22,421,601	39,980,311	37,716,834

Contract owners’ equity end of period	$7,807,404	8,599,960	45,436,271	50,958,390	15,997,230	18,763,244	38,728,376	39,980,311

CHANGES IN UNITS:
Beginning units	494,600	578,521	2,110,360	2,054,838	1,434,332	1,638,422	4,786,711	4,306,729
Units purchased	63,310	42,205	346,748	663,729	46,105	55,102	810,273	1,529,420
Units redeemed	(131,906)	(126,126)	(681,742)	(608,207)	(251,323)	(259,192)	(916,220)	(1,049,438)

Ending units	426,004	494,600	1,775,366	2,110,360	1,229,114	1,434,332	4,680,764	4,786,711

	NVNMO1		NVNMO2		NVNSR1		NVNSR2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(375,527)	(452,606)	(203,087)	(247,034)	(11,528)	(13,165)	(956,565)	(1,087,367)
Realized gain (loss) on investments	1,635,282	2,283,635	95,215	1,066,135	(51,451)	95,800	10,461,002	17,337,208
Change in unrealized gain (loss) on investments	3,271,494	(10,180,236)	1,582,050	(3,818,044)	10,537	(563,519)	(12,079,891)	(41,218,544)
Reinvested capital gains	3,293,419	6,577,065	1,197,666	2,323,208	211,717	447,658	11,920,463	22,445,657

Net increase (decrease) in contract owners’ equity resulting from operations	7,824,668	(1,772,142)	2,671,844	(675,735)	159,275	(33,226)	9,345,009	(2,523,046)

Equity transactions:
Purchase payments received from contract owners (note 3)	615,396	791,804	820,551	157,087	131,675	153,712	2,320,904	5,604,798
Transfers between funds	(1,829,395)	(1,127,002)	(915,465)	(2,374,595)	(115,397)	(40,448)	(5,256,394)	(5,830,379)
Redemptions (note 3)	(7,127,561)	(8,340,972)	(2,330,106)	(1,835,324)	(542,045)	(281,599)	(13,267,784)	(20,849,680)
Annuity benefits	(11,893)	(11,813)	-	-	-	-	(6,839)	(7,409)
Contract maintenance charges (note 2)	(27,580)	(29,737)	(196,156)	(203,153)	(889)	(957)	(699,172)	(735,079)
Contingent deferred sales charges (note 2)	(1,271)	(3,238)	(11,652)	(18,670)	(2,221)	(2,422)	(11,685)	(24,171)
Adjustments to maintain reserves	929	71	(361)	(351)	(33)	(77)	(759)	(801)

Net equity transactions	(8,381,375)	(8,720,887)	(2,633,189)	(4,275,006)	(528,910)	(171,791)	(16,921,729)	(21,842,721)

Net change in contract owners’ equity	(556,707)	(10,493,029)	38,655	(4,950,741)	(369,635)	(205,017)	(7,576,720)	(24,365,767)
Contract owners’ equity beginning of period	71,422,885	81,915,914	25,411,230	30,361,971	2,472,698	2,677,715	125,486,859	149,852,626

Contract owners’ equity end of period	$70,866,178	71,422,885	25,449,885	25,411,230	2,103,063	2,472,698	117,910,139	125,486,859

CHANGES IN UNITS:
Beginning units	5,502,381	6,161,181	2,018,042	2,346,283	164,906	175,685	8,567,800	10,053,530
Units purchased	54,953	80,486	151,980	120,793	11,950	27,742	420,253	1,506,467
Units redeemed	(687,013)	(739,286)	(363,084)	(449,034)	(47,784)	(38,521)	(1,571,954)	(2,992,197)

Ending units	4,870,321	5,502,381	1,806,938	2,018,042	129,072	164,906	7,416,099	8,567,800

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$416,645	687,797	25,057,363	24,857,082	31,207,156	41,983,084	6,938,839	4,189,538
Realized gain (loss) on investments	207,217	763,231	28,162,185	19,280,665	38,162,617	67,939,620	(2,367,910)	1,061,098
Change in unrealized gain (loss) on investments	(1,805,131)	(9,073,506)	(59,493,934)	(179,322,385)	(128,136,197)	(379,060,445)	(2,166,263)	(43,809,433)
Reinvested capital gains	5,384,382	5,195,923	102,592,055	78,936,748	203,418,155	191,007,607	19,745,565	22,236,000

Net increase (decrease) in contract owners’ equity resulting from operations	4,203,113	(2,426,555)	96,317,669	(56,247,890)	144,651,731	(78,130,134)	22,150,231	(16,322,797)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,045,850	10,775,466	132,371,513	214,742,004	23,870,566	48,159,256	39,312,245	42,190,867
Transfers between funds	(2,454,370)	2,593,466	(28,905,460)	(30,170,731)	(49,763,657)	(4,927,391)	26,499,072	10,672,237
Redemptions (note 3)	(5,012,865)	(6,028,860)	(117,650,449)	(109,598,253)	(151,074,616)	(169,309,454)	(64,390,277)	(56,272,134)
Annuity benefits	(769)	-	(8,908)	(6,994)	(5,045)	-	(2,420)	(2,511)
Contract maintenance charges (note 2)	(5,129)	(4,727)	(24,976,954)	(22,402,172)	(32,398,552)	(31,789,571)	(8,843,857)	(8,129,422)
Contingent deferred sales charges (note 2)	(18,560)	(12,078)	(1,156,377)	(1,046,517)	(616,200)	(700,911)	(573,547)	(483,680)
Adjustments to maintain reserves	(740)	(333)	(6,701)	(900)	(3,748)	(1,100)	(911)	(737)

Net equity transactions	(1,446,583)	7,322,934	(40,333,336)	51,516,437	(209,991,252)	(158,569,171)	(7,999,695)	(12,025,380)

Net change in contract owners’ equity	2,756,530	4,896,379	55,984,333	(4,731,453)	(65,339,521)	(236,699,305)	14,150,536	(28,348,177)
Contract owners’ equity beginning of period	64,715,621	59,819,242	2,126,863,818	2,131,595,271	2,697,751,014	2,934,450,319	708,908,549	737,256,726

Contract owners’ equity end of period	$67,472,151	64,715,621	2,182,848,151	2,126,863,818	2,632,411,493	2,697,751,014	723,059,085	708,908,549

CHANGES IN UNITS:
Beginning units	5,356,750	4,780,265	174,013,314	170,119,173	217,431,242	230,201,524	61,515,066	62,574,511
Units purchased	614,587	1,190,831	14,270,541	23,071,359	5,916,997	12,886,845	11,846,905	13,330,492
Units redeemed	(731,673)	(614,346)	(17,571,082)	(19,177,218)	(22,750,159)	(25,657,127)	(12,546,948)	(14,389,937)

Ending units	5,239,664	5,356,750	170,712,773	174,013,314	200,598,080	217,431,242	60,815,023	61,515,066

	NVCMD2		NVCMA2		NVCMC2		NVCBD1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$31,055,490	36,786,950	3,576,908	5,622,878	9,029,250	8,108,604	61,024	49,389
Realized gain (loss) on investments	35,750,699	60,530,742	3,486,766	14,946,291	6,102,786	9,387,756	10,735	(37,777)
Change in unrealized gain (loss) on investments	(115,104,841)	(328,119,684)	(16,475,654)	(69,248,020)	(12,282,810)	(71,733,395)	58,998	(82,597)
Reinvested capital gains	180,128,157	160,298,107	29,619,034	37,235,720	32,712,462	32,846,994	6,228	14,151

Net increase (decrease) in contract owners’ equity resulting from operations	131,829,505	(70,503,885)	20,207,054	(11,443,131)	35,561,688	(21,390,041)	136,985	(56,834)

Equity transactions:
Purchase payments received from contract owners (note 3)	44,648,329	85,050,603	10,070,085	22,608,368	44,043,351	54,679,155	134,224	61,397
Transfers between funds	(48,711,686)	(27,274,895)	(8,816,165)	(4,619,821)	(12,530,690)	(16,258,430)	805,439	(294,388)
Redemptions (note 3)	(144,957,349)	(157,303,369)	(31,153,160)	(35,388,541)	(57,867,931)	(47,601,150)	(455,344)	(251,293)
Annuity benefits	(5,150)	(5,421)	-	-	(12,899)	(23,275)	-	-
Contract maintenance charges (note 2)	(29,845,889)	(29,504,129)	(1,991,854)	(2,067,204)	(9,395,409)	(8,823,791)	(941)	(780)
Contingent deferred sales charges (note 2)	(897,851)	(1,124,037)	(54,813)	(84,624)	(416,740)	(482,987)	(313)	(1,079)
Adjustments to maintain reserves	(190)	(484)	(780)	(667)	(2,723)	(833)	(59)	(57)

Net equity transactions	(179,769,786)	(130,161,732)	(31,946,687)	(19,552,489)	(36,183,041)	(18,511,311)	483,006	(486,200)

Net change in contract owners’ equity	(47,940,281)	(200,665,617)	(11,739,633)	(30,995,620)	(621,353)	(39,901,352)	619,991	(543,034)
Contract owners’ equity beginning of period	2,699,988,233	2,900,653,850	366,262,797	397,258,417	820,061,340	859,962,692	2,862,984	3,406,018

Contract owners’ equity end of period	$2,652,047,952	2,699,988,233	354,523,164	366,262,797	819,439,987	820,061,340	3,482,975	2,862,984

CHANGES IN UNITS:
Beginning units	218,892,033	229,287,740	29,878,087	31,438,275	68,111,828	69,676,994	233,064	271,564
Units purchased	7,241,278	14,421,810	2,205,806	3,899,413	6,185,866	7,209,760	131,905	43,037
Units redeemed	(21,699,241)	(24,817,517)	(4,797,712)	(5,459,601)	(9,151,674)	(8,774,926)	(92,259)	(81,537)

Ending units	204,434,070	218,892,033	27,286,181	29,878,087	65,146,020	68,111,828	272,710	233,064

	NVCBD2		NVLCP2		TRF		TRF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,279,749	1,190,614	903,701	6,391	102,829	(180,142)	(420,234)	(788,575)
Realized gain (loss) on investments	220,201	1,059,230	(157,108)	248,536	3,934,928	7,022,013	12,720,531	17,803,758
Change in unrealized gain (loss) on investments	1,371,622	(5,124,417)	109,490	(2,234,319)	7,058,044	(7,140,315)	(2,458,379)	(17,632,236)
Reinvested capital gains	168,646	465,570	265,927	565,433	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,040,218	(2,409,003)	1,122,010	(1,413,959)	11,095,801	(298,444)	9,841,918	(617,053)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,408,011	10,002,161	5,082,393	6,800,196	1,471,776	1,191,788	2,959,287	4,557,036
Transfers between funds	516,167	3,840,674	497,281	(817,117)	(1,825,628)	(1,252,634)	(8,177,591)	(1,785,425)
Redemptions (note 3)	(9,304,867)	(16,445,387)	(4,107,198)	(3,016,020)	(13,138,176)	(13,248,846)	(13,373,752)	(22,110,427)
Annuity benefits	(6,206)	(6,586)	-	-	(42,470)	(40,286)	(5,062)	(5,471)
Contract maintenance charges (note 2)	(556,661)	(519,962)	(545,877)	(513,364)	(66,418)	(71,376)	(575,431)	(594,874)
Contingent deferred sales charges (note 2)	(11,946)	(23,383)	(27,086)	(30,845)	(2,960)	(2,288)	(9,675)	(52,475)
Adjustments to maintain reserves	(737)	(662)	(637)	(619)	5,976	17,485	(890)	(795)

Net equity transactions	(2,956,239)	(3,153,145)	898,876	2,422,231	(13,597,900)	(13,406,157)	(19,183,114)	(19,992,431)

Net change in contract owners’ equity	83,979	(5,562,148)	2,020,886	1,008,272	(2,502,099)	(13,704,601)	(9,341,196)	(20,609,484)
Contract owners’ equity beginning of period	95,999,918	101,562,066	65,587,568	64,579,296	121,853,098	135,557,699	120,424,936	141,034,420

Contract owners’ equity end of period	$96,083,897	95,999,918	67,608,454	65,587,568	119,350,999	121,853,098	111,083,740	120,424,936

CHANGES IN UNITS:
Beginning units	8,086,301	8,368,425	5,081,927	4,904,620	1,468,479	1,636,013	5,584,163	6,491,200
Units purchased	1,843,876	2,713,906	1,501,419	1,539,917	24,251	20,586	282,574	1,244,870
Units redeemed	(2,103,799)	(2,996,030)	(1,438,430)	(1,362,610)	(188,697)	(188,120)	(1,160,662)	(2,151,907)

Ending units	7,826,378	8,086,301	5,144,916	5,081,927	1,304,033	1,468,479	4,706,075	5,584,163

	GBF		GVIX2		GVIX8		GVIDA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$950,760	519,011	12,563	5,261	474,704	273,277	(97,766)	(736,736)
Realized gain (loss) on investments	(3,800,037)	(3,942,185)	(11,811)	(220)	(284,916)	425,018	8,683,793	11,317,399
Change in unrealized gain (loss) on investments	1,598,835	(365,559)	11,004	(23,107)	(639,864)	(2,741,897)	(8,744,217)	(15,640,057)
Reinvested capital gains	-	-	-	-	-	-	13,024,614	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,250,442)	(3,788,733)	11,756	(18,066)	(450,076)	(2,043,602)	12,866,424	(5,059,394)

Equity transactions:
Purchase payments received from contract owners (note 3)	8,119,029	7,721,930	173,938	182,794	6,472,830	12,615,584	8,873,402	12,278,472
Transfers between funds	5,528,118	(78,766)	190,762	77,042	640,630	3,647,726	(6,744,922)	(5,180,668)
Redemptions (note 3)	(29,719,293)	(37,515,659)	(85,504)	-	(2,939,438)	(2,558,051)	(22,831,256)	(30,616,041)
Annuity benefits	(22,485)	(19,823)	-	-	(2,097)	(371)	(14,149)	(13,269)
Contract maintenance charges (note 2)	(1,023,644)	(1,016,096)	(562)	(276)	(189,892)	(168,201)	(25,486)	(28,605)
Contingent deferred sales charges (note 2)	(61,648)	(55,406)	-	-	(16,506)	(12,004)	(15,408)	(39,928)
Adjustments to maintain reserves	4,051	2,293	1	(14)	(2,215)	(2,377)	357	(72)

Net equity transactions	(17,175,872)	(30,961,527)	278,635	259,546	3,963,312	13,522,306	(20,757,462)	(23,600,111)

Net change in contract owners’ equity	(18,426,314)	(34,750,260)	290,391	241,480	3,513,236	11,478,704	(7,891,038)	(28,659,505)
Contract owners’ equity beginning of period	236,933,103	271,683,363	298,906	57,426	50,857,021	39,378,317	183,508,380	212,167,885

Contract owners’ equity end of period	$218,506,789	236,933,103	589,297	298,906	54,370,257	50,857,021	175,617,342	183,508,380

CHANGES IN UNITS:
Beginning units	14,815,954	16,944,271	29,332	5,529	5,462,717	4,101,560	8,101,133	9,151,603
Units purchased	3,700,953	4,265,328	36,982	26,959	1,278,185	2,439,021	1,026,622	1,740,294
Units redeemed	(4,919,548)	(6,393,645)	(8,548)	(3,156)	(840,514)	(1,077,864)	(1,906,928)	(2,790,764)

Ending units	13,597,359	14,815,954	57,766	29,332	5,900,388	5,462,717	7,220,827	8,101,133

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,351,976	3,384,093	4,647,999	818,275	3,289,834	1,350,757	8,408,276	1,475,993
Realized gain (loss) on investments	3,835,554	6,008,052	23,504,863	19,324,185	(659,347)	4,040,154	22,225,706	29,790,149
Change in unrealized gain (loss) on investments	21,735,444	(60,557,142)	1,058,936	(103,880,900)	1,660,280	(35,885,681)	(31,627,249)	(178,957,130)
Reinvested capital gains	33,730,951	28,288,627	56,678,929	54,153,455	14,531,324	22,699,716	128,451,854	103,683,861

Net increase (decrease) in contract owners’ equity resulting from operations	66,653,925	(22,876,370)	85,890,727	(29,584,985)	18,822,091	(7,795,054)	127,458,587	(44,007,127)

Equity transactions:
Purchase payments received from contract owners (note 3)	182,875,045	193,810,800	18,250,545	39,136,920	54,356,554	42,238,401	43,494,557	85,802,986
Transfers between funds	8,975,590	8,432,269	(9,817,480)	29,752,321	60,787,630	22,684,955	(50,579,619)	(20,000,406)
Redemptions (note 3)	(65,478,027)	(58,168,290)	(56,988,225)	(67,045,181)	(80,912,145)	(69,943,718)	(179,297,657)	(239,008,365)
Annuity benefits	-	-	(2,378)	(2,486)	-	-	(17,876)	(18,657)
Contract maintenance charges (note 2)	(15,747,350)	(13,150,879)	(17,843,019)	(17,130,778)	(7,617,115)	(6,678,651)	(20,302,343)	(19,866,146)
Contingent deferred sales charges (note 2)	(794,611)	(554,840)	(312,028)	(613,489)	(674,735)	(602,809)	(531,118)	(691,628)
Adjustments to maintain reserves	(1,139)	(973)	(1,072)	(625)	(1,032)	(896)	(1,591)	(2,310)

Net equity transactions	109,829,508	130,368,087	(66,713,657)	(15,903,318)	25,939,157	(12,302,718)	(207,235,647)	(193,784,526)

Net change in contract owners’ equity	176,483,433	107,491,717	19,177,070	(45,488,303)	44,761,248	(20,097,772)	(79,777,060)	(237,791,653)
Contract owners’ equity beginning of period	1,323,221,002	1,215,729,285	1,442,308,321	1,487,796,624	647,698,253	667,796,025	2,440,767,583	2,678,559,236

Contract owners’ equity end of period	$1,499,704,435	1,323,221,002	1,461,485,391	1,442,308,321	692,459,501	647,698,253	2,360,990,523	2,440,767,583

CHANGES IN UNITS:
Beginning units	87,448,829	79,083,321	83,811,605	84,721,057	46,933,158	47,834,340	133,428,382	143,660,270
Units purchased	15,471,561	16,894,457	3,091,301	6,760,448	14,554,381	10,871,934	5,422,378	12,528,842
Units redeemed	(8,375,689)	(8,528,949)	(6,929,290)	(7,669,900)	(12,638,172)	(11,773,116)	(16,440,064)	(22,760,730)

Ending units	94,544,701	87,448,829	79,973,616	83,811,605	48,849,367	46,933,158	122,410,696	133,428,382

	GVDMA		GVDMC		MCIF		SAM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,940,312	(1,204,019)	3,671,409	1,196,831	(352,540)	(625,257)	(8,815,824)	(8,885,609)
Realized gain (loss) on investments	(2,241,852)	4,874,626	(1,421,799)	1,154,754	6,612,039	4,674,730	70	-
Change in unrealized gain (loss) on investments	(5,810,385)	(40,025,195)	1,148,048	(57,660,234)	6,452,896	(21,463,649)	-	-
Reinvested capital gains	60,773,482	17,642,366	29,793,146	42,834,930	15,673,890	10,786,863	11,933	-

Net increase (decrease) in contract owners’ equity resulting from operations	54,661,557	(18,712,222)	33,190,804	(12,473,719)	28,386,285	(6,627,313)	(8,803,821)	(8,885,609)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,455,322	32,647,062	48,356,711	52,087,056	21,044,825	23,804,456	156,658,564	177,399,904
Transfers between funds	(20,078,190)	(23,636,644)	75,499	(10,310,153)	2,694,315	631,362	193,891,658	173,104,257
Redemptions (note 3)	(96,715,610)	(144,779,882)	(60,513,343)	(71,450,359)	(12,999,514)	(14,155,511)	(346,700,751)	(367,153,430)
Annuity benefits	(16,431)	(16,509)	(9,869)	(5,377)	(14,122)	(14,518)	(108,137)	(79,445)
Contract maintenance charges (note 2)	(3,960,626)	(4,160,681)	(7,544,369)	(7,022,142)	(482,767)	(440,688)	(1,632,243)	(1,659,710)
Contingent deferred sales charges (note 2)	(79,903)	(196,856)	(334,941)	(290,118)	(31,695)	(46,026)	(624,636)	(430,692)
Adjustments to maintain reserves	(330)	(1,214)	(838)	(102)	(516)	(437)	3,194	(8,611)

Net equity transactions	(103,395,768)	(140,144,724)	(19,971,150)	(36,991,195)	10,210,526	9,778,638	1,487,649	(18,827,727)

Net change in contract owners’ equity	(48,734,211)	(158,856,946)	13,219,654	(49,464,914)	38,596,811	3,151,325	(7,316,172)	(27,713,336)
Contract owners’ equity beginning of period	868,276,696	1,027,133,642	808,733,138	858,198,052	155,498,228	152,346,903	591,802,270	619,515,606

Contract owners’ equity end of period	$819,542,485	868,276,696	821,952,792	808,733,138	194,095,039	155,498,228	584,486,098	591,802,270

CHANGES IN UNITS:
Beginning units	40,552,102	46,994,555	50,084,778	52,322,609	5,257,305	4,963,956	50,544,180	52,507,000
Units purchased	2,099,134	5,193,517	5,085,392	5,610,124	1,323,349	1,419,525	61,274,739	76,405,217
Units redeemed	(6,856,739)	(11,635,970)	(6,266,034)	(7,847,955)	(1,033,024)	(1,126,176)	(61,709,443)	(78,368,037)

Ending units	35,794,497	40,552,102	48,904,136	50,084,778	5,547,630	5,257,305	50,109,476	50,544,180

	NVMIG1		NVMIG6		GVDIVI		GVDIV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$23,260	(192,099)	(356,103)	(1,884,416)	50,972	(5,109)	605,063	(322,156)
Realized gain (loss) on investments	(630,208)	(473,765)	2,775,791	7,433,694	(135,871)	(87,550)	(3,101,459)	(821,442)
Change in unrealized gain (loss) on investments	(762,957)	(1,430,916)	(9,431,479)	(15,096,482)	186,419	(137,788)	4,706,938	(2,470,437)
Reinvested capital gains	526,958	1,671,234	2,468,062	7,582,195	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(842,947)	(425,546)	(4,543,729)	(1,965,009)	101,520	(230,447)	2,210,542	(3,614,035)

Equity transactions:
Purchase payments received from contract owners (note 3)	321,036	330,595	2,460,206	4,092,156	91,485	127,896	2,127,738	3,737,852
Transfers between funds	(434,236)	(1,460,454)	(1,290,827)	841,254	32,263	3,649	1,068,162	2,006,677
Redemptions (note 3)	(2,624,422)	(3,814,591)	(12,527,248)	(19,355,382)	(544,542)	(642,971)	(4,335,066)	(5,382,789)
Annuity benefits	(9,806)	(10,228)	(2,374)	(2,728)	-	-	(895)	(1,019)
Contract maintenance charges (note 2)	(9,797)	(11,135)	(729,113)	(768,666)	(1,067)	(1,183)	(455,838)	(451,236)
Contingent deferred sales charges (note 2)	(1,180)	(1,829)	(16,028)	(20,468)	(108)	(2,721)	(13,458)	(16,869)
Adjustments to maintain reserves	579	(1,022)	(829)	(867)	(80)	(68)	(831)	(832)

Net equity transactions	(2,757,826)	(4,968,664)	(12,106,213)	(15,214,701)	(422,049)	(515,398)	(1,610,188)	(108,216)

Net change in contract owners’ equity	(3,600,773)	(5,394,210)	(16,649,942)	(17,179,710)	(320,529)	(745,845)	600,354	(3,722,251)
Contract owners’ equity beginning of period	26,226,174	31,620,384	121,540,044	138,719,754	3,331,749	4,077,594	55,732,874	59,455,125

Contract owners’ equity end of period	$22,625,401	26,226,174	104,890,102	121,540,044	3,011,220	3,331,749	56,333,228	55,732,874

CHANGES IN UNITS:
Beginning units	2,745,069	3,252,855	11,631,797	13,009,367	394,375	451,831	3,936,869	3,915,281
Units purchased	54,880	61,367	827,698	2,179,023	29,465	33,080	1,035,852	981,633
Units redeemed	(347,790)	(569,153)	(2,014,404)	(3,556,593)	(80,537)	(90,536)	(1,118,670)	(960,045)

Ending units	2,452,159	2,745,069	10,445,091	11,631,797	343,303	394,375	3,854,051	3,936,869

	NVMLG1		NVMLG2		NVMLV1		NVMLV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(45,364)	(87,051)	(1,032,213)	(1,635,995)	19,372	(5,254)	201,269	(466,422)
Realized gain (loss) on investments	293,206	665,197	3,807,736	5,629,371	(163,306)	234,531	1,737,825	3,801,663
Change in unrealized gain (loss) on investments	(1,462,586)	(1,179,049)	(18,218,947)	(12,340,964)	244,262	(853,480)	316,330	(15,948,957)
Reinvested capital gains	1,282,059	821,934	15,670,880	10,103,987	376,324	447,303	7,811,646	8,726,395

Net increase (decrease) in contract owners’ equity resulting from operations	67,315	221,031	227,456	1,756,399	476,652	(176,900)	10,067,070	(3,887,321)

Equity transactions:
Purchase payments received from contract owners (note 3)	156,428	279,508	4,132,669	9,665,819	73,658	136,216	3,995,243	8,429,231
Transfers between funds	(37,749)	(417,871)	(4,219,826)	(4,169,310)	74,888	(274,479)	10,745,795	(568,107)
Redemptions (note 3)	(1,200,335)	(1,093,315)	(11,337,571)	(13,701,124)	(538,162)	(627,323)	(6,545,432)	(5,387,857)
Annuity benefits	(1,341)	(3,189)	(15,098)	(15,969)	-	-	-	-
Contract maintenance charges (note 2)	(3,684)	(4,157)	(444,202)	(446,179)	(1,307)	(1,509)	(351,535)	(329,388)
Contingent deferred sales charges (note 2)	(716)	(1,192)	(23,340)	(26,869)	(49)	(1,125)	(18,869)	(22,716)
Adjustments to maintain reserves	(692)	7,265	(909)	(951)	(84)	(54)	(924)	(671)

Net equity transactions	(1,088,089)	(1,232,951)	(11,908,277)	(8,694,583)	(391,056)	(768,274)	7,824,278	2,120,492

Net change in contract owners’ equity	(1,020,774)	(1,011,920)	(11,680,821)	(6,938,184)	85,596	(945,174)	17,891,348	(1,766,829)
Contract owners’ equity beginning of period	9,425,564	10,437,484	117,260,091	124,198,275	3,923,567	4,868,741	77,594,537	79,361,366

Contract owners’ equity end of period	$8,404,790	9,425,564	105,579,270	117,260,091	4,009,163	3,923,567	95,485,885	77,594,537

CHANGES IN UNITS:
Beginning units	621,350	708,684	8,107,986	8,723,839	250,352	296,761	6,048,438	5,883,975
Units purchased	50,699	67,257	644,510	1,637,073	43,921	41,918	1,854,694	1,680,615
Units redeemed	(118,025)	(154,591)	(1,483,014)	(2,252,926)	(71,520)	(88,327)	(1,398,320)	(1,516,152)

Ending units	554,024	621,350	7,269,482	8,107,986	222,753	250,352	6,504,812	6,048,438

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,066,284)	(2,494,312)	(1,684,734)	(1,953,658)	3,317	2,136	(135,162)	(816,350)
Realized gain (loss) on investments	5,702,580	8,901,732	3,820,135	11,269,395	(15,247)	(566)	9,373,464	12,067,462
Change in unrealized gain (loss) on investments	(14,222,089)	(34,582,047)	(10,884,635)	(30,161,027)	24,970	(28,740)	7,027,811	(55,108,309)
Reinvested capital gains	17,985,176	26,430,173	12,826,085	18,501,772	26,166	17,899	23,525,402	31,638,836

Net increase (decrease) in contract owners’ equity resulting from operations	7,399,383	(1,744,454)	4,076,851	(2,343,518)	39,206	(9,271)	39,791,515	(12,218,361)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,354,188	1,429,131	4,565,862	9,793,207	349,271	176,789	6,938,102	11,338,270
Transfers between funds	(3,271,794)	(1,094,255)	(12,273,894)	8,268,496	(41,764)	251	(12,745,246)	(8,011,861)
Redemptions (note 3)	(16,071,373)	(19,162,892)	(12,290,333)	(17,462,844)	(725)	(253)	(27,852,861)	(34,156,402)
Annuity benefits	(20,454)	(23,531)	(3,580)	(4,027)	-	-	(5,132)	(5,561)
Contract maintenance charges (note 2)	(78,095)	(87,801)	(554,033)	(547,936)	(264)	(56)	(585,708)	(604,448)
Contingent deferred sales charges (note 2)	(4,261)	(3,435)	(47,766)	(44,745)	-	-	(21,673)	(48,256)
Adjustments to maintain reserves	(58,941)	4,722	(1,007)	(987)	(26)	15	(1,149)	(1,000)

Net equity transactions	(18,150,730)	(18,938,061)	(20,604,751)	1,164	306,492	176,746	(34,273,667)	(31,489,258)

Net change in contract owners’ equity	(10,751,347)	(20,682,515)	(16,527,900)	(2,342,354)	345,698	167,475	5,517,848	(43,707,619)
Contract owners’ equity beginning of period	168,300,605	188,983,120	121,143,439	123,485,793	191,283	23,808	271,460,963	315,168,582

Contract owners’ equity end of period	$157,549,258	168,300,605	104,615,539	121,143,439	536,981	191,283	276,978,811	271,460,963

CHANGES IN UNITS:
Beginning units	11,576,148	12,805,808	8,659,725	8,653,958	14,266	1,719	16,383,590	18,226,226
Units purchased	136,375	239,437	1,170,439	3,825,414	25,806	13,065	1,358,743	2,077,622
Units redeemed	(1,394,660)	(1,469,097)	(2,682,458)	(3,819,647)	(5,900)	(518)	(3,336,152)	(3,920,258)

Ending units	10,317,863	11,576,148	7,147,706	8,659,725	34,172	14,266	14,406,181	16,383,590

	SCGF		SCGF2		SCVF		SCVF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(69,130)	(91,067)	(452,457)	(467,770)	(199,817)	(213,882)	(378,528)	(392,683)
Realized gain (loss) on investments	(134,522)	439,861	(2,333,898)	1,713,335	1,004,874	1,461,001	1,194,427	2,560,708
Change in unrealized gain (loss) on investments	(698,343)	(1,289,711)	(2,052,996)	(6,053,921)	2,854,353	(6,989,370)	3,526,694	(8,756,046)
Reinvested capital gains	1,166,798	885,231	6,597,062	4,111,796	2,953,890	3,326,681	3,596,504	3,744,791

Net increase (decrease) in contract owners’ equity resulting from operations	264,803	(55,686)	1,757,711	(696,560)	6,613,300	(2,415,570)	7,939,097	(2,843,230)

Equity transactions:
Purchase payments received from contract owners (note 3)	114,344	99,557	2,018,481	5,992,934	445,761	471,107	2,670,708	4,810,876
Transfers between funds	(554,877)	1,038,097	(2,022,910)	1,652,046	(28,925)	(612,783)	2,345,576	(1,756,503)
Redemptions (note 3)	(746,759)	(1,107,998)	(2,396,014)	(2,512,991)	(3,516,459)	(3,602,174)	(3,634,883)	(3,275,297)
Annuity benefits	(2,611)	(2,845)	(1,667)	(1,821)	(16,257)	(17,042)	(382)	(320)
Contract maintenance charges (note 2)	(2,085)	(2,387)	(81,833)	(73,787)	(10,817)	(11,844)	(83,349)	(72,608)
Contingent deferred sales charges (note 2)	(439)	(840)	(3,834)	(13,408)	(1,538)	(4,212)	(6,520)	(11,910)
Adjustments to maintain reserves	(103)	(53)	(609)	(538)	3,188	1,998	(662)	(574)

Net equity transactions	(1,192,530)	23,531	(2,488,386)	5,042,435	(3,125,047)	(3,774,950)	1,290,488	(306,336)

Net change in contract owners’ equity	(927,727)	(32,155)	(730,675)	4,345,875	3,488,253	(6,190,520)	9,229,585	(3,149,566)
Contract owners’ equity beginning of period	6,443,326	6,475,481	29,892,419	25,546,544	29,900,576	36,091,096	34,333,657	37,483,223

Contract owners’ equity end of period	$5,515,599	6,443,326	29,161,744	29,892,419	33,388,829	29,900,576	43,563,242	34,333,657

CHANGES IN UNITS:
Beginning units	608,574	608,105	1,375,061	1,159,126	920,025	1,020,116	1,128,122	1,133,233
Units purchased	91,609	193,573	320,861	786,046	40,333	57,320	277,023	340,802
Units redeemed	(212,549)	(193,104)	(429,943)	(570,111)	(132,665)	(157,411)	(245,888)	(345,913)

Ending units	487,634	608,574	1,265,979	1,375,061	827,693	920,025	1,159,257	1,128,122

	SCF		SCF2		MSBF		NVSTB2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(641,649)	(697,829)	(554,531)	(605,408)	3,668,710	961,163	214,675	131,746
Realized gain (loss) on investments	(1,146,451)	(111,166)	3,737,240	2,589,914	1,181,948	1,392,417	(119,458)	91,825
Change in unrealized gain (loss) on investments	4,730,980	(8,129,629)	(1,749,516)	(7,852,110)	9,535,654	(12,113,690)	1,034,238	(2,686,972)
Reinvested capital gains	9,770,772	7,099,747	6,362,174	4,545,099	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,713,652	(1,838,877)	7,795,367	(1,322,505)	14,386,312	(9,760,110)	1,129,455	(2,463,401)

Equity transactions:
Purchase payments received from contract owners (note 3)	688,804	951,389	1,474,026	2,368,963	12,320,508	20,059,151	16,596,882	21,946,891
Transfers between funds	(703,427)	(1,359,693)	(1,018,265)	(1,684,756)	3,366,899	(1,621,734)	5,622,656	3,515,785
Redemptions (note 3)	(7,365,772)	(8,016,386)	(4,440,955)	(5,396,392)	(14,046,480)	(15,747,731)	(10,473,889)	(13,938,419)
Annuity benefits	(17,603)	(21,839)	(3,846)	(3,839)	(1,691)	(1,678)	(5,432)	(5,631)
Contract maintenance charges (note 2)	(25,452)	(27,783)	(117,796)	(111,092)	(1,808,555)	(1,696,705)	(1,069,424)	(899,185)
Contingent deferred sales charges (note 2)	(814)	(5,290)	(12,709)	(6,714)	(81,621)	(81,660)	(87,823)	(59,687)
Adjustments to maintain reserves	(6,068)	(16,323)	(727)	(607)	(905)	(709)	(815)	(912)

Net equity transactions	(7,430,332)	(8,495,925)	(4,120,272)	(4,834,437)	(251,845)	908,934	10,582,155	10,558,842

Net change in contract owners’ equity	5,283,320	(10,334,802)	3,675,095	(6,156,942)	14,134,467	(8,851,176)	11,711,610	8,095,441
Contract owners’ equity beginning of period	65,358,511	75,693,313	40,900,020	47,056,962	204,973,308	213,824,484	124,462,165	116,366,724

Contract owners’ equity end of period	$70,641,831	65,358,511	44,575,115	40,900,020	219,107,775	204,973,308	136,173,775	124,462,165

CHANGES IN UNITS:
Beginning units	1,264,093	1,418,968	1,435,176	1,594,729	13,639,542	13,686,203	12,236,451	11,240,208
Units purchased	25,171	32,051	231,685	198,594	3,485,536	3,105,071	4,134,466	5,278,821
Units redeemed	(165,317)	(186,926)	(366,367)	(358,147)	(3,509,101)	(3,151,732)	(3,113,288)	(4,282,578)

Ending units	1,123,947	1,264,093	1,300,494	1,435,176	13,615,977	13,639,542	13,257,629	12,236,451

	NVOLG1		NVOLG2		NVTIV3		EIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,987,589)	(2,570,610)	(2,370,338)	(2,514,293)	1,193,323	642,836	5,248	3,040
Realized gain (loss) on investments	7,823,524	15,603,228	7,790,419	11,423,653	(6,410,621)	2,711,967	2,736	29,599
Change in unrealized gain (loss) on investments	(75,795,699)	(52,473,325)	(58,438,098)	(34,484,239)	1,441,431	(23,722,618)	30,165	(48,640)
Reinvested capital gains	77,242,966	52,776,618	57,481,396	33,134,851	3,010,072	9,914,233	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,283,202	13,335,911	4,463,379	7,559,972	(765,795)	(10,453,582)	38,149	(16,001)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,201,995	3,376,159	10,463,575	9,668,240	7,076,788	11,204,719	-	57,373
Transfers between funds	26,088,939	(6,635,132)	41,846,431	1,338,070	3,866,133	12,062,444	(52,724)	(179,174)
Redemptions (note 3)	(38,205,549)	(38,801,598)	(27,408,445)	(31,954,196)	(15,427,501)	(22,817,587)	(41,902)	(32,091)
Annuity benefits	(65,360)	(73,244)	(57,799)	(60,090)	(3,215)	(4,636)	-	-
Contract maintenance charges (note 2)	(135,589)	(133,659)	(527,349)	(292,155)	(1,837,314)	(1,812,943)	(944)	(505)
Contingent deferred sales charges (note 2)	(6,736)	(11,719)	(51,553)	(33,967)	(47,613)	(61,369)	-	-
Adjustments to maintain reserves	127,498	2,174	(670)	(892)	(8,205)	(784)	(19)	(14)

Net equity transactions	(8,994,802)	(42,277,019)	24,264,190	(21,334,990)	(6,380,927)	(1,430,156)	(95,589)	(154,411)

Net change in contract owners’ equity	(1,711,600)	(28,941,108)	28,727,569	(13,775,018)	(7,146,722)	(11,883,738)	(57,440)	(170,412)
Contract owners’ equity beginning of period	337,630,415	366,571,523	219,804,721	233,579,739	208,258,802	220,142,540	273,070	443,482

Contract owners’ equity end of period	$335,918,815	337,630,415	248,532,290	219,804,721	201,112,080	208,258,802	215,630	273,070

CHANGES IN UNITS:
Beginning units	14,295,494	16,100,387	9,578,573	10,506,727	14,993,808	15,012,122	22,472	34,050
Units purchased	1,664,907	271,903	3,951,866	1,543,785	2,000,302	3,511,312	132	5,063
Units redeemed	(2,035,835)	(2,076,796)	(2,879,428)	(2,471,939)	(2,459,670)	(3,529,626)	(7,479)	(16,641)

Ending units	13,924,566	14,295,494	10,651,011	9,578,573	14,534,440	14,993,808	15,125	22,472

	EIF2		NVRE1		NVRE2		NVLM2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$971,209	(32,457)	331,796	714,957	227,623	843,290	(25,505)	37,971
Realized gain (loss) on investments	11,266,104	10,854,539	(2,102,637)	2,846,482	(6,783,748)	(5,246,518)	(24,449)	(4,599)
Change in unrealized gain (loss) on investments	10,351,430	(24,683,589)	616,200	(16,630,408)	3,592,754	(18,792,494)	439,528	(194,921)
Reinvested capital gains	-	-	4,223,345	8,695,049	7,810,764	14,885,766	86,751	44,355

Net increase (decrease) in contract owners’ equity resulting from operations	22,588,743	(13,861,507)	3,068,704	(4,373,920)	4,847,393	(8,309,956)	476,325	(117,194)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,740,448	12,998,236	951,345	884,085	8,217,641	16,347,101	1,610,029	3,439,310
Transfers between funds	(11,013,149)	689,279	(830,529)	(2,551,395)	(4,187,999)	(16,556,802)	(45,576)	458,266
Redemptions (note 3)	(13,342,519)	(16,896,841)	(6,183,024)	(7,996,525)	(8,209,133)	(10,836,244)	(108,210)	(95,577)
Annuity benefits	(4,762)	(4,058)	(3,910)	(1,942)	(5,004)	(5,199)	-	-
Contract maintenance charges (note 2)	(997,529)	(985,405)	(17,130)	(19,193)	(5,733)	(6,599)	(289)	(70)
Contingent deferred sales charges (note 2)	(49,174)	(44,251)	(4,091)	(10,479)	(22,590)	(53,084)	(105)	(148)
Adjustments to maintain reserves	(1,346)	(909)	1,383	(1,425)	(971)	(659)	(28)	(26)

Net equity transactions	(20,668,031)	(4,243,949)	(6,085,956)	(9,696,874)	(4,213,789)	(11,111,486)	1,455,821	3,801,755

Net change in contract owners’ equity	1,920,712	(18,105,456)	(3,017,252)	(14,070,794)	633,604	(19,421,442)	1,932,146	3,684,561
Contract owners’ equity beginning of period	162,180,318	180,285,774	53,594,433	67,665,227	93,391,042	112,812,484	5,086,004	1,401,443

Contract owners’ equity end of period	$164,101,030	162,180,318	50,577,181	53,594,433	94,024,646	93,391,042	7,018,150	5,086,004

CHANGES IN UNITS:
Beginning units	7,132,894	7,305,999	3,980,586	4,693,279	7,214,889	8,086,103	474,175	125,679
Units purchased	587,794	1,726,924	330,869	514,571	1,479,417	2,857,314	169,227	403,233
Units redeemed	(1,490,232)	(1,900,029)	(766,496)	(1,227,264)	(1,802,176)	(3,728,528)	(30,903)	(54,737)

Ending units	6,230,456	7,132,894	3,544,959	3,980,586	6,892,130	7,214,889	612,499	474,175

	NVLCA2		NCPG2		NCPGI2		IDPG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,998	20,971	8,828,627	(2,859,196)	4,375,654	(976,180)	2,487,826	2,045,203
Realized gain (loss) on investments	(12,612)	(7,089)	(4,186)	(63,002)	(83,337)	288,885	567,662	92,274
Change in unrealized gain (loss) on investments	234,243	(107,391)	37,323,703	(58,300,370)	14,720,774	(27,358,747)	37,570,315	(38,171,519)
Reinvested capital gains	31,013	70,091	-	-	1,105,900	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	255,642	(23,418)	46,148,144	(61,222,568)	20,118,991	(28,046,042)	40,625,803	(36,034,042)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,013,558	1,572,531	153,172,862	301,882,717	84,300,757	154,935,734	166,284,382	268,716,073
Transfers between funds	732,518	204,006	(49,573,814)	(34,500,207)	(26,393,748)	(24,365,446)	(21,190,120)	(11,734,890)
Redemptions (note 3)	(28,882)	(43,416)	(24,393,024)	(16,606,691)	(12,187,590)	(9,668,698)	(15,411,532)	(10,813,530)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(41)	(3)	(12,820,075)	(9,579,593)	(6,074,876)	(4,438,958)	(9,422,590)	(6,027,390)
Contingent deferred sales charges (note 2)	-	-	(513,542)	(449,345)	(298,169)	(186,215)	(353,084)	(308,848)
Adjustments to maintain reserves	(70)	4	(368)	(185)	(461)	(353)	(254)	(336)

Net equity transactions	1,717,083	1,733,122	65,872,039	240,746,696	39,345,913	116,276,064	119,906,802	239,831,079

Net change in contract owners’ equity	1,972,725	1,709,704	112,020,183	179,524,128	59,464,904	88,230,022	160,532,605	203,797,037
Contract owners’ equity beginning of period	1,861,135	151,431	935,119,776	755,595,648	464,991,727	376,761,705	671,610,820	467,813,783

Contract owners’ equity end of period	$3,833,860	1,861,135	1,047,139,959	935,119,776	524,456,631	464,991,727	832,143,425	671,610,820

CHANGES IN UNITS:
Beginning units	170,818	13,188	91,651,481	69,392,456	45,300,352	34,616,610	65,985,280	43,498,040
Units purchased	164,080	204,688	16,397,585	30,505,851	8,494,090	14,943,337	17,536,743	26,768,009
Units redeemed	(14,116)	(47,058)	(9,995,080)	(8,246,826)	(4,679,083)	(4,259,595)	(5,972,107)	(4,280,769)

Ending units	320,782	170,818	98,053,986	91,651,481	49,115,359	45,300,352	77,549,916	65,985,280

	IDPGI2		NVSIX2		GVEX2		NVMGA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,383,311	487,722	(176,217)	(121,318)	888,932	897,648	(296,394)	(151,609)
Realized gain (loss) on investments	423,705	210,167	(982,152)	146,633	2,311,644	2,038,236	(101,549)	(451)
Change in unrealized gain (loss) on investments	13,850,661	(17,476,412)	3,435,833	(5,586,528)	23,238,514	(9,369,395)	1,768,818	(696,605)
Reinvested capital gains	-	-	5,953,461	2,877,519	6,637,887	3,841,673	1,465,616	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,657,677	(16,778,523)	8,230,925	(2,683,694)	33,076,977	(2,591,838)	2,836,491	(848,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	68,500,323	118,791,939	11,598,188	15,846,118	91,862,853	121,849,936	85,822,525	46,597,166
Transfers between funds	(13,082,968)	(7,181,410)	303,298	2,985,950	28,914,776	13,722,143	2,049,712	3,996,328
Redemptions (note 3)	(11,564,831)	(7,676,428)	(2,998,314)	(1,207,742)	(21,956,943)	(10,925,377)	(999,887)	(228,294)
Annuity benefits	-	-	(3,567)	(1,542)	(6,027)	(1,439)	-	-
Contract maintenance charges (note 2)	(4,509,874)	(3,121,728)	(94,861)	(68,395)	(345,808)	(243,563)	(649,362)	(12,808)
Contingent deferred sales charges (note 2)	(316,887)	(190,420)	(18,160)	(9,577)	(126,901)	(51,311)	(24,863)	-
Adjustments to maintain reserves	(259)	(234)	(369)	(7,265)	16,319	(6,581)	(174)	(35)

Net equity transactions	39,025,504	100,621,719	8,786,215	17,537,547	98,358,269	124,343,808	86,197,951	50,352,357

Net change in contract owners’ equity	54,683,181	83,843,196	17,017,140	14,853,853	131,435,246	121,751,970	89,034,442	49,503,692
Contract owners’ equity beginning of period	345,921,135	262,077,939	38,864,192	24,010,339	290,407,584	168,655,614	49,503,692	-

Contract owners’ equity end of period	$400,604,316	345,921,135	55,881,332	38,864,192	421,842,830	290,407,584	138,538,134	49,503,692

CHANGES IN UNITS:
Beginning units	33,773,880	24,393,200	3,214,294	1,861,847	22,546,059	12,997,434	5,340,045	-
Units purchased	6,978,582	11,800,194	1,473,688	1,853,256	12,143,050	13,762,066	10,106,675	5,445,212
Units redeemed	(3,214,686)	(2,419,514)	(800,112)	(500,809)	(4,806,677)	(4,213,441)	(725,949)	(105,167)

Ending units	37,537,776	33,773,880	3,887,870	3,214,294	29,882,432	22,546,059	14,720,771	5,340,045

	AMTB		AMINS		AMCG		AMMCGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(359,173)	(164,385)	(1,507)	(751)	(174)	(31)	(39,904)	(7,125)
Realized gain (loss) on investments	(2,100,495)	(1,681,126)	(2,030)	43	(222)	(4)	(70,144)	(3,686)
Change in unrealized gain (loss) on investments	2,238,235	411,858	1,839	(944)	105	(570)	30,139	(137,632)
Reinvested capital gains	-	-	520	269	498	-	130,791	-

Net increase (decrease) in contract owners’ equity resulting from operations	(221,433)	(1,433,653)	(1,178)	(1,383)	207	(605)	50,882	(148,443)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,174,958	1,514,581	32,669	3,229	-	-	26,562	1,728
Transfers between funds	2,361,680	(2,591,094)	3,966	64,788	-	-	(379,743)	3,345,447
Redemptions (note 3)	(13,649,883)	(17,048,876)	(35,277)	(13,255)	-	-	(409,598)	(53,118)
Annuity benefits	(5,443)	(7,419)	-	-	(2,989)	(269)	-	-
Contract maintenance charges (note 2)	(539,689)	(557,431)	(509)	(476)	-	-	(998)	(145)
Contingent deferred sales charges (note 2)	(8,210)	(15,405)	-	-	-	-	(43)	-
Adjustments to maintain reserves	(8,923)	(1,549)	(22)	4	2,039	14,508	(64)	(92)

Net equity transactions	(10,675,510)	(18,707,193)	827	54,290	(950)	14,239	(763,884)	3,293,820

Net change in contract owners’ equity	(10,896,943)	(20,140,846)	(351)	52,907	(743)	13,634	(713,002)	3,145,377
Contract owners’ equity beginning of period	99,745,859	119,886,705	96,067	43,160	13,634	-	3,145,377	-

Contract owners’ equity end of period	$88,848,916	99,745,859	95,716	96,067	12,891	13,634	2,432,375	3,145,377

CHANGES IN UNITS:
Beginning units	8,637,198	10,327,433	7,363	3,270	-	-	108,418	-
Units purchased	2,026,855	2,012,472	6,017	4,917	-	-	6,050	114,616
Units redeemed	(2,962,672)	(3,702,707)	(5,729)	(824)	-	-	(31,518)	(6,198)

Ending units	7,701,381	8,637,198	7,651	7,363	-	-	82,950	108,418

	AMTP		AMRS		AMSRS		NOTB4
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(79)	(85)	-	-	(141,129)	(200,582)	(96,739)	(73,665)
Realized gain (loss) on investments	202	375	-	-	2,173,810	3,372,110	(52,732)	11,647
Change in unrealized gain (loss) on investments	1,655	(3,067)	-	-	(1,205,183)	(5,503,656)	626,605	(1,139,957)
Reinvested capital gains	1,077	1,002	-	-	671,982	1,984,448	-	314,086

Net increase (decrease) in contract owners’ equity resulting from operations	2,855	(1,775)	-	-	1,499,480	(347,680)	477,134	(887,889)

Equity transactions:
Purchase payments received from contract owners (note 3)	208	(2)	1,267	-	102,958	136,999	181,664	2,606,003
Transfers between funds	-	(3)	(1,267)	-	(1,281,538)	(457,591)	(467,736)	(244,429)
Redemptions (note 3)	(208)	-	-	-	(2,444,879)	(3,667,655)	(1,154,760)	(218,788)
Annuity benefits	(789)	(826)	-	-	(20,606)	(21,307)	-	-
Contract maintenance charges (note 2)	-	6	-	-	(4,408)	(4,811)	(393)	(376)
Contingent deferred sales charges (note 2)	-	-	-	-	(4,664)	(1,444)	(13,697)	(1,197)
Adjustments to maintain reserves	89	51	-	-	(188)	(157)	(123)	177

Net equity transactions	(700)	(774)	-	-	(3,653,325)	(4,015,966)	(1,455,045)	2,141,390

Net change in contract owners’ equity	2,155	(2,549)	-	-	(2,153,845)	(4,363,646)	(977,911)	1,253,501
Contract owners’ equity beginning of period	11,683	14,232	-	-	21,476,922	25,840,568	12,569,710	11,316,209

Contract owners’ equity end of period	$13,838	11,683	-	-	19,323,077	21,476,922	11,591,799	12,569,710

CHANGES IN UNITS:
Beginning units	-	-	-	-	879,767	1,041,973	1,241,805	1,045,776
Units purchased	5	-	(432)	-	24,069	91,225	29,582	252,669
Units redeemed	(5)	-	432	-	(172,478)	(253,431)	(170,618)	(56,640)

Ending units	-	-	-	-	731,358	879,767	1,100,769	1,241,805

	NOTG4		NOTMG4		PMVSTA		PMVFHA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(31,542)	(18,752)	(53,533)	(45,946)	1,368	-	1,258	3,449
Realized gain (loss) on investments	(92,373)	33,291	(83,272)	16,673	6,816	-	1,764	623
Change in unrealized gain (loss) on investments	442,599	(1,431,502)	485,890	(1,056,687)	(13,237)	-	3,983	(5,417)
Reinvested capital gains	-	51,584	-	222,994	41,994	-	453	661

Net increase (decrease) in contract owners’ equity resulting from operations	318,684	(1,365,379)	349,085	(862,966)	36,941	-	7,458	(684)

Equity transactions:
Purchase payments received from contract owners (note 3)	240,075	1,828,720	31,390	1,859,566	4,705,591	-	22,611	-
Transfers between funds	(175,164)	3,234,033	(338,397)	(794,364)	7,096,576	-	(35,308)	18,997
Redemptions (note 3)	(990,148)	(371,132)	(755,831)	(715,011)	(2,181,039)	-	(3,490)	(1,458)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(241)	(197)	(168)	(143)	(8,816)	-	-	-
Contingent deferred sales charges (note 2)	(1,596)	(880)	(184)	(1,384)	(107,175)	-	-	-
Adjustments to maintain reserves	(150)	(316)	(152)	(77)	(885)	-	(2)	(8)

Net equity transactions	(927,224)	4,690,228	(1,063,342)	348,587	9,504,252	-	(16,189)	17,531

Net change in contract owners’ equity	(608,540)	3,324,849	(714,257)	(514,379)	9,541,193	-	(8,731)	16,847
Contract owners’ equity beginning of period	10,832,301	7,507,452	8,995,509	9,509,888	-	-	130,620	113,773

Contract owners’ equity end of period	$10,223,761	10,832,301	8,281,252	8,995,509	9,541,193	-	121,889	130,620

CHANGES IN UNITS:
Beginning units	1,049,821	650,405	862,211	835,495	-	-	12,103	10,527
Units purchased	33,845	463,076	7,436	179,228	1,261,786	-	2,390	2,565
Units redeemed	(126,071)	(63,660)	(105,090)	(152,512)	(316,799)	-	(3,858)	(989)

Ending units	957,595	1,049,821	764,557	862,211	944,987	-	10,635	12,103

	PMVRA		ALVBWB		ALVGIB		ALVSVA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,672	5,005	7,149	9,585	(31,621)	(17,129)	122	832
Realized gain (loss) on investments	(1,085)	(33)	(2,635)	(3,864)	351,813	415,294	(9,282)	574
Change in unrealized gain (loss) on investments	4,872	(9,635)	(17,974)	(57,565)	(183,613)	(388,965)	85,016	(57,036)
Reinvested capital gains	-	-	34,097	53,907	305,098	-	17,789	40,135

Net increase (decrease) in contract owners’ equity resulting from operations	6,459	(4,663)	20,637	2,063	441,677	9,200	93,645	(15,495)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,363	76,266	21,539	14,449	194,304	94,912	161,231	15,172
Transfers between funds	22,164	13,846	(11,987)	66,533	(345,482)	(165,537)	262,267	66,741
Redemptions (note 3)	(22,225)	(397)	(10,803)	(83,972)	(621,438)	(864,938)	(31,380)	(12,699)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(216)	(78)	(3,545)	(3,431)	(362)	(401)	(313)	(296)
Contingent deferred sales charges (note 2)	-	-	-	-	(33)	(38)	-	-
Adjustments to maintain reserves	(31)	5	-	(3)	(162)	(143)	(6)	(9)

Net equity transactions	16,055	89,642	(4,796)	(6,424)	(773,173)	(936,145)	391,799	68,909

Net change in contract owners’ equity	22,514	84,979	15,841	(4,361)	(331,496)	(926,945)	485,444	53,414
Contract owners’ equity beginning of period	136,240	51,261	519,385	523,746	5,355,148	6,282,093	300,857	247,443

Contract owners’ equity end of period	$158,754	136,240	535,226	519,385	5,023,652	5,355,148	786,301	300,857

CHANGES IN UNITS:
Beginning units	15,317	5,579	40,380	41,081	223,475	261,769	23,874	18,476
Units purchased	4,488	9,835	1,666	6,369	11,128	8,627	29,639	6,654
Units redeemed	(2,746)	(97)	(2,045)	(7,070)	(43,315)	(46,921)	(3,319)	(1,256)

Ending units	17,059	15,317	40,001	40,380	191,288	223,475	50,194	23,874

	ALVSVB		ACVB		ACVCA		ACVIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,195,932)	(1,041,011)	75,375	132,602	(712)	(949)	144,096	118,455
Realized gain (loss) on investments	2,586,967	1,886,772	18,601	227,112	269	5,647	970,817	773,221
Change in unrealized gain (loss) on investments	13,240,775	(23,138,228)	168,467	(4,968,647)	(4,306)	(8,234)	206,566	(3,381,445)
Reinvested capital gains	5,678,716	15,355,718	1,367,577	3,306,322	5,741	4,666	262,169	1,383,454

Net increase (decrease) in contract owners’ equity resulting from operations	20,310,526	(6,936,749)	1,630,020	(1,302,611)	992	1,130	1,583,648	(1,106,315)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,504,690	10,110,265	344,647	235,236	-	-	217,186	318,008
Transfers between funds	(237,280)	(3,077,924)	(124,347)	(262,969)	-	-	(34,350)	(523,640)
Redemptions (note 3)	(5,854,785)	(6,438,831)	(3,598,972)	(3,933,966)	(130)	-	(1,796,087)	(1,930,588)
Annuity benefits	-	-	(29,102)	(30,358)	(10,263)	(14,120)	(2,093)	(4,088)
Contract maintenance charges (note 2)	(533,069)	(512,378)	(13,115)	(14,149)	2	-	(6,035)	(6,409)
Contingent deferred sales charges (note 2)	(34,776)	(45,892)	(724)	(192)	-	-	(678)	(2,240)
Adjustments to maintain reserves	(954)	(807)	1,347	1,132	(28,123)	3,976	(128)	(80)

Net equity transactions	(156,174)	34,433	(3,420,266)	(4,005,266)	(38,514)	(10,144)	(1,622,185)	(2,149,037)

Net change in contract owners’ equity	20,154,352	(6,902,316)	(1,790,246)	(5,307,877)	(37,522)	(9,014)	(38,537)	(3,255,352)
Contract owners’ equity beginning of period	90,490,876	97,393,192	31,282,199	36,590,076	65,252	74,266	14,037,808	17,293,160

Contract owners’ equity end of period	$110,645,228	90,490,876	29,491,953	31,282,199	27,730	65,252	13,999,271	14,037,808

CHANGES IN UNITS:
Beginning units	2,884,800	2,879,983	952,327	1,071,298	-	-	774,518	888,260
Units purchased	722,704	547,102	36,285	38,835	-	-	47,566	61,732
Units redeemed	(728,305)	(542,285)	(138,706)	(157,806)	-	-	(132,083)	(175,474)

Ending units	2,879,199	2,884,800	849,906	952,327	-	-	690,001	774,518

	ACVIG2		ACVIP2		ACVI		ACVMV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$24,370	18,397	698,123	1,064,515	(25)	(87)	47,021	33,532
Realized gain (loss) on investments	330,602	614,583	(2,890,727)	(3,287,058)	(171)	(55)	603,951	779,195
Change in unrealized gain (loss) on investments	(52,138)	(1,315,875)	6,658,465	(7,372,147)	(312)	183	900,493	(1,508,195)
Reinvested capital gains	64,550	376,611	1,639,559	-	-	-	420,724	456,627

Net increase (decrease) in contract owners’ equity resulting from operations	367,384	(306,284)	6,105,420	(9,594,690)	(508)	41	1,972,189	(238,841)

Equity transactions:
Purchase payments received from contract owners (note 3)	56,728	31,703	10,398,384	15,324,657	1	-	528,485	333,245
Transfers between funds	(83,117)	(702,437)	4,505,855	(12,542,983)	-	-	4,281,001	(800,359)
Redemptions (note 3)	(536,196)	(711,523)	(17,826,827)	(19,538,206)	(1)	-	(1,752,010)	(1,411,880)
Annuity benefits	-	-	(1,471)	(2,578)	(1,282)	(1,439)	(1,288)	(1,277)
Contract maintenance charges (note 2)	(439)	(477)	(1,829,177)	(1,733,109)	-	-	(3,308)	(3,142)
Contingent deferred sales charges (note 2)	(1)	(50)	(80,848)	(120,359)	-	-	(1,253)	(3,559)
Adjustments to maintain reserves	(139)	(25)	(3,350)	(1,216)	647	653	(63)	319

Net equity transactions	(563,164)	(1,382,809)	(4,837,434)	(18,613,794)	(635)	(786)	3,051,564	(1,886,653)

Net change in contract owners’ equity	(195,780)	(1,689,093)	1,267,986	(28,208,484)	(1,143)	(745)	5,023,753	(2,125,494)
Contract owners’ equity beginning of period	3,616,427	5,305,520	218,776,734	246,985,218	7,951	8,696	8,075,891	10,201,385

Contract owners’ equity end of period	$3,420,647	3,616,427	220,044,720	218,776,734	6,808	7,951	13,099,644	8,075,891

CHANGES IN UNITS:
Beginning units	161,772	223,567	16,784,497	18,201,387	-	-	424,721	517,561
Units purchased	5,825	7,692	3,219,043	3,282,579	-	-	314,259	60,410
Units redeemed	(31,329)	(69,487)	(3,572,893)	(4,699,469)	-	-	(162,663)	(153,250)

Ending units	136,268	161,772	16,430,647	16,784,497	-	-	576,317	424,721

	ACVMV2		DVMCSS		DVSCS		DCAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(42,778)	(65,005)	(210,260)	(247,159)	(420,553)	(613,460)	77,449	106,394
Realized gain (loss) on investments	4,158,883	7,817,920	(621,993)	(581,243)	3,225,136	8,590,448	768,401	2,028,925
Change in unrealized gain (loss) on investments	18,160,704	(17,395,005)	2,514,192	(2,747,265)	7,494,776	(16,426,226)	(3,122,970)	(4,702,409)
Reinvested capital gains	6,532,819	5,838,760	1,771,461	2,295,710	6,785,156	5,677,887	3,802,682	1,457,344

Net increase (decrease) in contract owners’ equity resulting from operations	28,809,628	(3,803,330)	3,453,400	(1,279,957)	17,084,515	(2,771,351)	1,525,562	(1,109,746)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,282,486	15,639,402	4,101,390	10,963,217	1,434,704	1,123,490	199,319	504,927
Transfers between funds	23,634,393	(8,323,966)	1,218,348	5,080,346	2,063,472	(5,473,365)	(2,037,875)	(1,485,513)
Redemptions (note 3)	(11,465,291)	(8,512,330)	(1,863,082)	(786,945)	(7,336,348)	(9,143,618)	(2,905,015)	(3,291,939)
Annuity benefits	-	-	(789)	-	(764)	(821)	(1,538)	(5,101)
Contract maintenance charges (note 2)	(713,257)	(638,228)	(62,724)	(40,660)	(280,187)	(285,207)	(9,219)	(10,316)
Contingent deferred sales charges (note 2)	(52,485)	(42,051)	(7,350)	(4,624)	(10,065)	(17,181)	(1,341)	(2,802)
Adjustments to maintain reserves	(2,192)	(622)	1,773	(294)	(1,130)	(242)	(982)	(18,940)

Net equity transactions	25,683,654	(1,877,795)	3,387,566	15,211,040	(4,130,318)	(13,796,944)	(4,756,651)	(4,309,684)

Net change in contract owners’ equity	54,493,282	(5,681,125)	6,840,966	13,931,083	12,954,197	(16,568,295)	(3,231,089)	(5,419,430)
Contract owners’ equity beginning of period	125,755,186	131,436,311	23,521,160	9,590,077	76,272,784	92,841,079	26,807,058	32,226,488

Contract owners’ equity end of period	$180,248,468	125,755,186	30,362,126	23,521,160	89,226,981	76,272,784	23,575,969	26,807,058

CHANGES IN UNITS:
Beginning units	5,648,494	5,721,471	2,257,127	882,717	2,597,922	3,031,376	1,207,976	1,396,574
Units purchased	2,753,791	1,775,884	810,910	2,192,457	399,901	335,272	20,176	39,616
Units redeemed	(1,680,153)	(1,848,861)	(498,080)	(818,047)	(533,438)	(768,726)	(230,594)	(228,214)

Ending units	6,722,132	5,648,494	2,569,957	2,257,127	2,464,385	2,597,922	997,558	1,207,976

	DCAPS		DVDLS		DGI		FCA2S
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(138,387)	(104,181)	(11,446)	(14,838)	(15,807)	(71,154)	349	784
Realized gain (loss) on investments	2,144,770	3,854,441	83,721	66,902	249,989	435,469	(32,737)	(10,924)
Change in unrealized gain (loss) on investments	(11,251,935)	(13,578,279)	(60,440)	(107,644)	(716,575)	(1,672,433)	(12,777)	(57,447)
Reinvested capital gains	14,948,478	5,269,749	76,350	16,483	1,514,239	1,357,611	-	1,257

Net increase (decrease) in contract owners’ equity resulting from operations	5,702,926	(4,558,270)	88,185	(39,097)	1,031,846	49,493	(45,165)	(66,330)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,102,209	5,212,348	4,663	9,740	144,356	236,352	1,401	4,284
Transfers between funds	(6,773,540)	(7,178,957)	(177,010)	(48,371)	(282,507)	(159,091)	(35,355)	3,566
Redemptions (note 3)	(7,336,810)	(7,848,136)	(82,092)	(112,419)	(1,626,360)	(1,660,171)	(95,137)	(118,944)
Annuity benefits	-	-	(165)	(150)	(633)	(666)	-	-
Contract maintenance charges (note 2)	(689,093)	(693,250)	(150)	(157)	(6,517)	(7,035)	(81)	(93)
Contingent deferred sales charges (note 2)	(28,593)	(41,406)	(216)	(22)	(202)	(2,390)	-	-
Adjustments to maintain reserves	(785)	(726)	(26)	(63)	2,210	(2,332)	(42)	(85)

Net equity transactions	(12,726,612)	(10,550,127)	(254,996)	(151,442)	(1,769,653)	(1,595,333)	(129,214)	(111,272)

Net change in contract owners’ equity	(7,023,686)	(15,108,397)	(166,811)	(190,539)	(737,807)	(1,545,840)	(174,379)	(177,602)
Contract owners’ equity beginning of period	104,183,974	119,292,371	966,461	1,157,000	13,684,912	15,230,752	780,232	957,834

Contract owners’ equity end of period	$97,160,288	104,183,974	799,650	966,461	12,947,105	13,684,912	605,853	780,232

CHANGES IN UNITS:
Beginning units	5,048,905	5,545,660	50,639	58,484	615,539	686,816	52,107	58,869
Units purchased	292,532	635,637	28,848	3,791	10,129	15,982	708	1,479
Units redeemed	(887,675)	(1,132,392)	(43,652)	(11,636)	(89,468)	(87,259)	(9,764)	(8,241)

Ending units	4,453,762	5,048,905	35,835	50,639	536,200	615,539	43,051	52,107

	FQB		FQBS		FC2		FEIP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$160,761	209,132	412,587	548,048	-	-	2,768,472	5,651,155
Realized gain (loss) on investments	(36,280)	5,687	95,118	760,295	(20)	27	(9,488,260)	(3,947,043)
Change in unrealized gain (loss) on investments	57,456	(328,065)	(33,575)	(1,739,104)	-	-	32,964,682	(49,696,663)
Reinvested capital gains	-	-	-	-	-	-	19,084,179	31,090,684

Net increase (decrease) in contract owners’ equity resulting from operations	181,937	(113,246)	474,130	(430,761)	(20)	27	45,329,073	(16,901,867)

Equity transactions:
Purchase payments received from contract owners (note 3)	133,194	99,295	256,312	233,016	-	113	3,364,951	3,726,292
Transfers between funds	64,285	(211,166)	(632,575)	(761,097)	1	(113)	(3,594,792)	(6,356,694)
Redemptions (note 3)	(1,319,905)	(1,073,769)	(3,525,195)	(3,902,676)	-	-	(30,462,284)	(32,932,280)
Annuity benefits	-	-	-	-	-	-	(60,382)	(65,350)
Contract maintenance charges (note 2)	(2,062)	(2,501)	(10,926)	(11,815)	(1)	-	(121,078)	(130,787)
Contingent deferred sales charges (note 2)	(231)	(343)	(964)	(1,886)	-	-	(5,567)	(16,864)
Adjustments to maintain reserves	(48)	(106)	(328)	(273)	20	(27)	(27,185)	92

Net equity transactions	(1,124,767)	(1,188,590)	(3,913,676)	(4,444,731)	20	(27)	(30,906,337)	(35,775,591)

Net change in contract owners’ equity	(942,830)	(1,301,836)	(3,439,546)	(4,875,492)	-	-	14,422,736	(52,677,458)
Contract owners’ equity beginning of period	7,258,448	8,560,284	22,156,400	27,031,892	-	-	296,210,455	348,887,913

Contract owners’ equity end of period	$6,315,618	7,258,448	18,716,854	22,156,400	-	-	310,633,191	296,210,455

CHANGES IN UNITS:
Beginning units	471,546	547,230	1,625,167	1,947,824	-	-	4,910,640	5,488,782
Units purchased	29,155	38,348	90,014	143,965	-	-	88,198	76,295
Units redeemed	(100,388)	(114,032)	(370,635)	(466,622)	-	-	(573,568)	(654,437)

Ending units	400,313	471,546	1,344,546	1,625,167	-	-	4,425,270	4,910,640

	FVSS2		FHIP		FAMP		FB2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(33,612)	(44,932)	1,810,358	2,580,342	105,155	238,409	706,640	-
Realized gain (loss) on investments	704,996	966,796	1,824,027	(866,316)	481,607	1,919,565	10,654	-
Change in unrealized gain (loss) on investments	(216,013)	(1,225,221)	2,090,642	(4,702,587)	(3,534,162)	(11,940,405)	577,919	-
Reinvested capital gains	-	5,949	-	-	4,683,835	8,661,223	38,775	-

Net increase (decrease) in contract owners’ equity resulting from operations	455,371	(297,408)	5,725,027	(2,988,561)	1,736,435	(1,121,208)	1,333,988	-

Equity transactions:
Purchase payments received from contract owners (note 3)	73,783	36,225	582,156	375,186	1,087,275	805,276	78,303,972	-
Transfers between funds	(294,957)	(195,050)	118,100	14,019,917	(1,327,465)	(1,847,603)	19,487,133	-
Redemptions (note 3)	(685,534)	(853,133)	(4,920,548)	(5,834,559)	(12,316,382)	(12,615,100)	(947,970)	-
Annuity benefits	(3,648)	(4,003)	(6,048)	(6,989)	(11,933)	(12,464)	-	-
Contract maintenance charges (note 2)	(685)	(802)	(19,126)	(19,497)	(55,775)	(60,775)	(31,542)	-
Contingent deferred sales charges (note 2)	(42)	(107)	(918)	(4,214)	(1,177)	(1,470)	(3,790)	-
Adjustments to maintain reserves	(54)	(131)	(3,989)	1,180	4,714	(22,689)	(84)	-

Net equity transactions	(911,137)	(1,017,001)	(4,250,373)	8,531,024	(12,620,743)	(13,754,825)	96,807,719	-

Net change in contract owners’ equity	(455,766)	(1,314,409)	1,474,654	5,542,463	(10,884,308)	(14,876,033)	98,141,707	-
Contract owners’ equity beginning of period	6,468,985	7,783,394	45,826,828	40,284,365	113,178,747	128,054,780	-	-

Contract owners’ equity end of period	$6,013,219	6,468,985	47,301,482	45,826,828	102,294,439	113,178,747	98,141,707	-

CHANGES IN UNITS:
Beginning units	214,890	247,059	1,461,345	1,237,260	2,678,898	2,990,233	-	-
Units purchased	9,586	12,584	95,319	554,531	28,476	32,237	9,607,762	-
Units redeemed	(39,365)	(44,753)	(221,794)	(330,446)	(326,937)	(343,572)	(194,412)	-

Ending units	185,111	214,890	1,334,870	1,461,345	2,380,437	2,678,898	9,413,350	-

	FNRS2		FEI2		FF10S		FF10S2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(906,161)	(489,770)	1,752,863	4,169,062	94	23,589	(387,151)	311,885
Realized gain (loss) on investments	174,154	1,835,028	(3,076,011)	(6,037,745)	195,205	176,483	3,842,859	880,545
Change in unrealized gain (loss) on investments	24,132,408	(23,194,101)	24,579,660	(39,418,884)	(112,435)	(310,677)	(482,711)	(6,500,594)
Reinvested capital gains	-	2,446,612	17,609,015	25,218,440	126,437	16,073	5,110,333	634,854

Net increase (decrease) in contract owners’ equity resulting from operations	23,400,401	(19,402,231)	40,865,527	(16,069,127)	209,301	(94,532)	8,083,330	(4,673,310)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,360,587	14,834,023	18,382,858	33,132,435	205,605	128,825	24,358,359	29,776,544
Transfers between funds	13,482,593	(674,585)	(7,131,472)	(1,155,442)	(258,862)	436,229	415,987	3,752,523
Redemptions (note 3)	(8,962,116)	(7,416,302)	(18,342,151)	(20,818,988)	(810,928)	(788,351)	(13,348,686)	(11,469,257)
Annuity benefits	(6,411)	(6,317)	(2,787)	(2,039)	(9,563)	(9,973)	(7,335)	(7,682)
Contract maintenance charges (note 2)	(8,610)	(8,655)	(1,181,233)	(1,124,334)	(1,628)	(1,777)	(2,479,086)	(2,130,772)
Contingent deferred sales charges (note 2)	(58,408)	(33,317)	(65,801)	(81,091)	(117)	(811)	(89,522)	(119,975)
Adjustments to maintain reserves	(8,446)	(1,113)	(1,123)	6,330	5,166	3,723	1,015	(6,435)

Net equity transactions	13,799,189	6,693,734	(8,341,709)	9,956,871	(870,327)	(232,135)	8,850,732	19,794,946

Net change in contract owners’ equity	37,199,590	(12,708,497)	32,523,818	(6,112,256)	(661,026)	(326,667)	16,934,062	15,121,636
Contract owners’ equity beginning of period	68,073,209	80,781,706	265,751,690	271,863,946	5,521,769	5,848,436	218,737,693	203,616,057

Contract owners’ equity end of period	$105,272,799	68,073,209	298,275,508	265,751,690	4,860,743	5,521,769	235,671,755	218,737,693

CHANGES IN UNITS:
Beginning units	5,226,773	4,822,302	12,561,654	12,097,661	392,304	408,253	14,703,373	13,432,500
Units purchased	2,417,999	1,917,396	1,617,323	2,996,765	75,762	72,486	2,726,203	3,068,138
Units redeemed	(1,488,191)	(1,512,925)	(2,003,323)	(2,532,772)	(135,751)	(88,435)	(2,160,150)	(1,797,265)

Ending units	6,156,581	5,226,773	12,175,654	12,561,654	332,315	392,304	15,269,426	14,703,373

	FF20S		FF20S2		FF30S		FF30S2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,577	35,126	(892,315)	442,989	8,949	29,819	(260,636)	(132,886)
Realized gain (loss) on investments	249,536	728,536	9,182,933	13,875,562	164,461	627,467	1,405,391	3,767,229
Change in unrealized gain (loss) on investments	(130,611)	(955,615)	(4,025,822)	(25,352,137)	(58,110)	(851,335)	(814,304)	(6,016,610)
Reinvested capital gains	314,764	45,043	14,214,693	2,027,403	385,128	54,751	2,371,567	317,579

Net increase (decrease) in contract owners’ equity resulting from operations	444,266	(146,910)	18,479,489	(9,006,183)	500,428	(139,298)	2,702,018	(2,064,688)

Equity transactions:
Purchase payments received from contract owners (note 3)	244,221	388,444	7,475,721	14,245,325	429,595	431,225	4,230,507	13,704,311
Transfers between funds	750,653	152,245	(5,558,095)	(3,967,334)	114,701	384,823	(4,007,441)	3,518,755
Redemptions (note 3)	(1,823,481)	(2,445,593)	(26,393,793)	(25,418,208)	(656,747)	(1,482,821)	(4,158,169)	(3,236,351)
Annuity benefits	-	-	(4,641)	-	-	-	(1,545)	-
Contract maintenance charges (note 2)	(3,697)	(4,151)	(4,762,238)	(4,670,494)	(4,761)	(4,599)	(5,575)	(5,966)
Contingent deferred sales charges (note 2)	(2,280)	(2,668)	(152,658)	(223,520)	(5,693)	(4,180)	(18,643)	(39,588)
Adjustments to maintain reserves	(54)	(66)	(3,128)	(611)	(77)	(67)	(1,022)	(394)

Net equity transactions	(834,638)	(1,911,789)	(29,398,832)	(20,034,842)	(122,982)	(675,619)	(3,961,888)	13,940,767

Net change in contract owners’ equity	(390,372)	(2,058,699)	(10,919,343)	(29,041,025)	377,446	(814,917)	(1,259,870)	11,876,079
Contract owners’ equity beginning of period	9,968,924	12,027,623	453,277,086	482,318,111	9,908,634	10,723,551	60,383,526	48,507,447

Contract owners’ equity end of period	$9,578,552	9,968,924	442,357,743	453,277,086	10,286,080	9,908,634	59,123,656	60,383,526

CHANGES IN UNITS:
Beginning units	720,167	854,239	29,292,814	30,591,200	705,477	751,039	3,821,754	2,999,411
Units purchased	101,596	87,930	1,303,923	2,442,325	67,955	100,684	432,485	1,809,128
Units redeemed	(160,681)	(222,002)	(3,198,244)	(3,740,711)	(76,929)	(146,246)	(680,608)	(986,785)

Ending units	661,082	720,167	27,398,493	29,292,814	696,503	705,477	3,573,631	3,821,754

	FGI2		FGP		FG2		FIGBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$841,030	-	(4,273,022)	(3,996,168)	(4,284,193)	(4,048,666)	128,086	187,567
Realized gain (loss) on investments	16,501	-	16,930,710	21,114,481	16,788,235	6,430,543	(63,681)	(59,460)
Change in unrealized gain (loss) on investments	4,025,814	-	(48,255,686)	(7,633,022)	(42,919,878)	2,598,101	437,157	(466,804)
Reinvested capital gains	-	-	32,918,908	11,640,815	26,433,334	7,318,156	7,506	13,716

Net increase (decrease) in contract owners’ equity resulting from operations	4,883,345	-	(2,679,090)	21,126,106	(3,982,502)	12,298,134	509,068	(324,981)

Equity transactions:
Purchase payments received from contract owners (note 3)	64,968,489	-	4,002,527	4,284,007	26,861,184	48,107,476	386,658	411,480
Transfers between funds	14,468,231	-	(6,479,308)	(2,942,011)	(30,759,229)	22,244,606	(167,435)	469,652
Redemptions (note 3)	(449,532)	-	(32,270,584)	(39,569,070)	(16,769,787)	(15,985,134)	(1,996,248)	(2,411,642)
Annuity benefits	-	-	(71,932)	(94,421)	(1,899)	(1,982)	(8,000)	(9,685)
Contract maintenance charges (note 2)	(27,869)	-	(166,996)	(180,989)	(1,019,577)	(912,750)	(5,447)	(4,710)
Contingent deferred sales charges (note 2)	(3,397)	-	(4,158)	(15,392)	(86,818)	(87,531)	(830)	(4,257)
Adjustments to maintain reserves	(38)	-	(42,902)	11,701	(1,039)	(940)	(100)	(180)

Net equity transactions	78,955,884	-	(35,033,353)	(38,506,175)	(21,777,165)	53,363,745	(1,791,402)	(1,549,342)

Net change in contract owners’ equity	83,839,229	-	(37,712,443)	(17,380,069)	(25,759,667)	65,661,879	(1,282,334)	(1,874,323)
Contract owners’ equity beginning of period	-	-	360,627,911	378,007,980	289,731,799	224,069,920	15,519,515	17,393,838

Contract owners’ equity end of period	$83,839,229	-	322,915,468	360,627,911	263,972,132	289,731,799	14,237,181	15,519,515

CHANGES IN UNITS:
Beginning units	-	-	4,110,706	4,557,714	11,626,758	9,433,261	1,099,872	1,212,588
Units purchased	7,748,794	-	71,466	82,693	2,469,689	4,486,449	117,608	165,205
Units redeemed	(297,585)	-	(474,939)	(529,701)	(3,398,043)	(2,292,952)	(240,492)	(277,921)

Ending units	7,451,209	-	3,707,233	4,110,706	10,698,404	11,626,758	976,988	1,099,872

	FIGBP2		FMCS		FMC2		FOP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,381,370	2,736,793	(170,030)	(211,307)	(3,145,376)	(3,628,860)	33,025	84,202
Realized gain (loss) on investments	138,477	1,307,909	(162,950)	458,641	6,245,524	6,522,433	(1,768,131)	1,142,012
Change in unrealized gain (loss) on investments	4,079,123	(12,319,154)	944,907	(3,523,896)	5,839,661	(44,817,934)	(2,201,865)	(1,638,546)
Reinvested capital gains	159,486	285,492	1,214,252	2,762,087	16,287,717	33,995,342	92,405	65,677

Net increase (decrease) in contract owners’ equity resulting from operations	7,758,456	(7,988,960)	1,826,179	(514,475)	25,227,526	(7,929,019)	(3,844,566)	(346,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	85,629,053	22,512,708	369,489	470,462	14,692,465	21,611,565	565,878	450,981
Transfers between funds	17,225,001	(7,582,529)	(1,567,500)	(1,170,720)	(10,591,060)	(11,600,430)	(1,132,421)	24,148,680
Redemptions (note 3)	(32,753,144)	(40,938,563)	(2,628,303)	(2,510,708)	(21,917,297)	(25,331,591)	(6,646,012)	(6,783,835)
Annuity benefits	(16,888)	(17,523)	(2,122)	(2,267)	(21,104)	(22,466)	(5,362)	(5,183)
Contract maintenance charges (note 2)	(2,401,100)	(2,274,390)	(5,795)	(6,668)	(1,334,216)	(1,297,677)	(26,690)	(27,539)
Contingent deferred sales charges (note 2)	(73,606)	(104,218)	(1,844)	(5,827)	(65,968)	(79,161)	(1,631)	(1,274)
Adjustments to maintain reserves	(1,045)	(1,043)	(6,944)	(535)	(1,144)	(1,094)	(4,681)	1,755

Net equity transactions	67,608,271	(28,405,558)	(3,843,019)	(3,226,263)	(19,238,324)	(16,720,854)	(7,250,919)	17,783,585

Net change in contract owners’ equity	75,366,727	(36,394,518)	(2,016,840)	(3,740,738)	5,989,202	(24,649,873)	(11,095,485)	17,436,930
Contract owners’ equity beginning of period	321,315,939	357,710,457	20,170,947	23,911,685	262,524,630	287,174,503	63,175,806	45,738,876

Contract owners’ equity end of period	$396,682,666	321,315,939	18,154,107	20,170,947	268,513,832	262,524,630	52,080,321	63,175,806

CHANGES IN UNITS:
Beginning units	23,352,303	25,450,183	1,253,696	1,445,012	7,545,203	7,982,432	2,102,387	1,559,134
Units purchased	11,128,987	4,899,981	55,144	79,012	721,904	1,221,497	33,894	805,932
Units redeemed	(6,654,928)	(6,997,861)	(289,123)	(270,328)	(1,271,139)	(1,658,726)	(284,132)	(262,679)

Ending units	27,826,362	23,352,303	1,019,717	1,253,696	6,995,968	7,545,203	1,852,149	2,102,387

	FO2		FVSS		GVSSCS		GVGMNS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(237,735)	99,714	(14,129)	(18,809)	1,132	(360)	(113,570)	(122,355)
Realized gain (loss) on investments	(1,194,090)	48,313	329,306	431,931	(6,115)	(266)	(34,855)	18,038
Change in unrealized gain (loss) on investments	(4,569,151)	(5,978,602)	23,600	(623,085)	26,003	(18,627)	374,107	(699,350)
Reinvested capital gains	143,989	91,566	-	4,356	5,008	15,372	-	175,562

Net increase (decrease) in contract owners’ equity resulting from operations	(5,856,987)	(5,739,009)	338,777	(205,607)	26,028	(3,881)	225,682	(628,105)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,864,492	6,935,733	93,526	69,328	46,924	92,333	1,516,530	2,007,746
Transfers between funds	(657,360)	89,883,316	(168,095)	(203,626)	19,739	10,834	(525,736)	336,474
Redemptions (note 3)	(6,123,376)	(4,714,696)	(501,261)	(592,479)	(13,017)	(105)	(494,328)	(342,582)
Annuity benefits	(1,097)	(646)	-	-	-	-	(1,576)	(837)
Contract maintenance charges (note 2)	(504,795)	(333,645)	(1,644)	(1,907)	(97)	(91)	(450)	(371)
Contingent deferred sales charges (note 2)	(23,733)	(15,028)	(162)	(466)	-	-	(1,635)	(830)
Adjustments to maintain reserves	(942)	6,117	(61)	(51)	(10)	(10)	(201)	(54)

Net equity transactions	(1,446,811)	91,761,151	(577,697)	(729,201)	53,539	102,961	492,604	1,999,546

Net change in contract owners’ equity	(7,303,798)	86,022,142	(238,920)	(934,808)	79,567	99,080	718,286	1,371,441
Contract owners’ equity beginning of period	87,668,028	1,645,886	4,774,145	5,708,953	119,599	20,519	8,022,467	6,651,026

Contract owners’ equity end of period	$80,364,230	87,668,028	4,535,225	4,774,145	199,166	119,599	8,740,753	8,022,467

CHANGES IN UNITS:
Beginning units	4,070,933	73,649	221,601	253,492	9,328	1,553	742,713	571,852
Units purchased	683,422	4,573,906	13,743	9,529	5,911	8,059	177,225	262,790
Units redeemed	(759,928)	(576,622)	(40,470)	(41,420)	(2,565)	(284)	(131,038)	(91,929)

Ending units	3,994,427	4,070,933	194,874	221,601	12,674	9,328	788,900	742,713

	GVSIA		OVIGS		OVMS		OVCAFS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$125	63	(257,230)	(155,704)	316,385	300,591	-	-
Realized gain (loss) on investments	-	-	(460,440)	(145,110)	(339,097)	(317,385)	(12)	51
Change in unrealized gain (loss) on investments	(98)	(130)	(1,341,672)	(1,400,694)	1,179,055	(116,217)	-	-
Reinvested capital gains	-	-	717,496	1,333,620	-	-	20	-

Net increase (decrease) in contract owners’ equity resulting from operations	27	(67)	(1,341,846)	(367,888)	1,156,343	(133,011)	8	51

Equity transactions:
Purchase payments received from contract owners (note 3)	-	7,658	7,629,718	10,697,381	199,941	298,668	5	-
Transfers between funds	-	-	3,101,814	7,715,994	(63,939)	(426,673)	24	-
Redemptions (note 3)	-	-	(1,450,775)	(916,257)	(2,948,286)	(2,653,154)	-	-
Annuity benefits	-	-	-	-	(8,613)	(10,561)	-	-
Contract maintenance charges (note 2)	-	-	(141,180)	(73,491)	(14,012)	(15,123)	(29)	-
Contingent deferred sales charges (note 2)	-	-	(13,767)	(3,398)	(508)	(297)	-	-
Adjustments to maintain reserves	(1)	(3)	(445)	(322)	414	113	(8)	(51)

Net equity transactions	(1)	7,655	9,125,365	17,419,907	(2,835,003)	(2,807,027)	(8)	(51)

Net change in contract owners’ equity	26	7,588	7,783,519	17,052,019	(1,678,660)	(2,940,038)	-	-
Contract owners’ equity beginning of period	7,588	-	27,034,360	9,982,341	31,174,625	34,114,663	-	-

Contract owners’ equity end of period	$7,614	7,588	34,817,879	27,034,360	29,495,965	31,174,625	-	-

CHANGES IN UNITS:
Beginning units	770	-	2,958,757	1,107,744	1,007,502	1,097,053	-	-
Units purchased	-	770	1,625,532	2,181,378	16,728	20,148	-	-
Units redeemed	-	-	(606,389)	(330,365)	(107,419)	(109,699)	-	-

Ending units	770	770	3,977,900	2,958,757	916,811	1,007,502	-	-

	OVB		OVGS		OVGSS		OVIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$531,261	690,573	(337,233)	(51,004)	(745,611)	(520,018)	4,349	7,017
Realized gain (loss) on investments	(1,788,116)	(1,915,639)	637,098	3,677,194	(2,454,535)	484,619	(30,169)	(40,396)
Change in unrealized gain (loss) on investments	1,727,041	1,154,055	(11,450,143)	(9,309,711)	(5,806,408)	(5,502,881)	(7,883)	(12,510)
Reinvested capital gains	-	-	8,617,596	10,174,784	6,747,665	7,276,058	15,325	69,557

Net increase (decrease) in contract owners’ equity resulting from operations	470,186	(71,011)	(2,532,682)	4,491,263	(2,258,889)	1,737,778	(18,378)	23,668

Equity transactions:
Purchase payments received from contract owners (note 3)	362,329	290,616	1,452,450	1,531,548	5,597,293	15,191,820	42,098	215,270
Transfers between funds	(631,946)	(395,865)	(3,821,703)	(807,596)	(6,010,098)	1,829,534	22,758	(348,686)
Redemptions (note 3)	(3,054,434)	(2,854,259)	(14,382,079)	(16,513,222)	(8,559,499)	(10,235,829)	(55,424)	(103,162)
Annuity benefits	(8,553)	(6,870)	(20,933)	(30,336)	(20,457)	(20,648)	-	-
Contract maintenance charges (note 2)	(9,375)	(10,404)	(44,589)	(50,824)	(5,641)	(6,216)	(1,570)	(918)
Contingent deferred sales charges (note 2)	(150)	(282)	(2,398)	(6,344)	(19,024)	(8,746)	-	-
Adjustments to maintain reserves	3,850	3,611	(19,654)	13,222	10,667	(11,168)	(14)	(8)

Net equity transactions	(3,338,279)	(2,973,453)	(16,838,906)	(15,863,552)	(9,006,759)	6,738,747	7,848	(237,504)

Net change in contract owners’ equity	(2,868,093)	(3,044,464)	(19,371,588)	(11,372,289)	(11,265,648)	8,476,525	(10,530)	(213,836)
Contract owners’ equity beginning of period	23,388,687	26,433,151	144,281,826	155,654,115	109,536,726	101,060,201	597,685	811,521

Contract owners’ equity end of period	$20,520,594	23,388,687	124,910,238	144,281,826	98,271,078	109,536,726	587,155	597,685

CHANGES IN UNITS:
Beginning units	1,172,022	1,314,492	2,550,963	2,845,391	3,696,242	3,464,478	54,413	76,193
Units purchased	74,598	126,806	46,822	78,121	359,461	923,339	13,105	24,717
Units redeemed	(240,818)	(269,276)	(352,473)	(372,549)	(675,097)	(691,575)	(12,623)	(46,497)

Ending units	1,005,802	1,172,022	2,245,312	2,550,963	3,380,606	3,696,242	54,895	54,413

	OVGI		OVGIS		OVSC		OVSCS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(21,158)	(49,151)	(1,323,150)	(1,839,758)	(54,050)	(31,558)	(1,175,763)	(898,129)
Realized gain (loss) on investments	1,032,545	1,125,457	13,602,674	19,660,940	(386,061)	162,137	2,978,870	5,284,357
Change in unrealized gain (loss) on investments	(1,266,205)	(2,718,565)	(17,663,763)	(45,806,517)	1,221,333	(1,807,300)	7,995,475	(25,476,705)
Reinvested capital gains	1,403,124	1,935,780	22,474,084	31,120,729	250,595	1,148,716	3,451,561	13,881,347

Net increase (decrease) in contract owners’ equity resulting from operations	1,148,306	293,521	17,089,845	3,135,394	1,031,817	(528,005)	13,250,143	(7,209,130)

Equity transactions:
Purchase payments received from contract owners (note 3)	348,375	442,594	11,755,142	9,461,948	372,285	200,425	6,195,949	11,366,342
Transfers between funds	981,229	(1,011,278)	(1,573,903)	(1,540,982)	460,915	(25,536)	(6,874,029)	933,541
Redemptions (note 3)	(1,900,864)	(1,771,374)	(19,640,177)	(28,190,021)	(1,277,779)	(1,163,662)	(6,999,693)	(6,724,574)
Annuity benefits	(3,116)	(3,125)	(6,333)	(5,177)	(642)	(692)	(12,086)	(9,525)
Contract maintenance charges (note 2)	(6,686)	(6,911)	(1,062,670)	(1,038,665)	(1,824)	(2,005)	(384,613)	(357,780)
Contingent deferred sales charges (note 2)	(2,095)	(4,960)	(46,768)	(82,848)	(302)	(2,793)	(20,947)	(40,007)
Adjustments to maintain reserves	(116)	(93)	(2,868)	(973)	(81)	(37)	(6,183)	(676)

Net equity transactions	(583,273)	(2,355,147)	(10,577,577)	(21,396,718)	(447,428)	(994,300)	(8,101,602)	5,167,321

Net change in contract owners’ equity	565,033	(2,061,626)	6,512,268	(18,261,324)	584,389	(1,522,305)	5,148,541	(2,041,809)
Contract owners’ equity beginning of period	11,791,184	13,852,810	196,109,846	214,371,170	6,746,016	8,268,321	90,718,860	92,760,669

Contract owners’ equity end of period	$12,356,217	11,791,184	202,622,114	196,109,846	7,330,405	6,746,016	95,867,401	90,718,860

CHANGES IN UNITS:
Beginning units	774,547	925,786	8,384,656	9,304,134	425,587	484,310	2,845,336	2,686,320
Units purchased	123,386	87,750	1,462,689	1,661,080	90,493	104,262	416,667	975,630
Units redeemed	(161,939)	(238,989)	(1,923,566)	(2,580,558)	(118,939)	(162,985)	(669,068)	(816,614)

Ending units	735,994	774,547	7,923,779	8,384,656	397,141	425,587	2,592,935	2,845,336

	OVAG		OVSB		OVSBS		PMVAAD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(125,618)	(139,530)	63,986	108,918	270,827	371,265	376,147	706,395
Realized gain (loss) on investments	597,430	634,539	(57,186)	(104,762)	(250,735)	(104,041)	(1,253,885)	(1,090,486)
Change in unrealized gain (loss) on investments	(1,150,019)	(1,013,132)	78,989	(109,521)	388,386	(669,600)	5,262,887	(4,686,578)
Reinvested capital gains	736,944	959,115	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	58,737	440,992	85,789	(105,365)	408,478	(402,376)	4,385,149	(5,070,669)

Equity transactions:
Purchase payments received from contract owners (note 3)	299,820	269,190	151,659	120,735	89,829	231,386	1,976,694	4,877,158
Transfers between funds	(846,715)	2,026,212	207,045	1,399,379	(307,963)	1,270,306	(1,235,949)	(4,908,429)
Redemptions (note 3)	(1,171,228)	(1,573,557)	(470,130)	(874,865)	(1,194,350)	(940,469)	(2,833,014)	(3,440,268)
Annuity benefits	(118)	(123)	-	-	(118)	(134)	(3,238)	(1,632)
Contract maintenance charges (note 2)	(4,985)	(5,332)	(314)	(312)	(617)	(724)	(1,489)	(1,585)
Contingent deferred sales charges (note 2)	(1,788)	(3,715)	(417)	(2,840)	(217)	(944)	(9,883)	(6,097)
Adjustments to maintain reserves	672	(858)	(45)	(58)	(254)	(220)	(426)	(320)

Net equity transactions	(1,724,342)	711,817	(112,202)	642,039	(1,413,690)	559,201	(2,107,305)	(3,481,173)

Net change in contract owners’ equity	(1,665,605)	1,152,809	(26,413)	536,674	(1,005,212)	156,825	2,277,844	(8,551,842)
Contract owners’ equity beginning of period	10,612,710	9,459,901	1,868,234	1,331,560	9,324,759	9,167,934	41,537,836	50,089,678

Contract owners’ equity end of period	$8,947,105	10,612,710	1,841,821	1,868,234	8,319,547	9,324,759	43,815,680	41,537,836

CHANGES IN UNITS:
Beginning units	1,168,293	1,096,038	190,671	131,093	964,234	911,480	4,507,663	4,859,868
Units purchased	72,946	331,793	43,474	167,424	77,490	241,713	669,749	762,621
Units redeemed	(265,443)	(259,538)	(55,298)	(107,846)	(219,910)	(188,959)	(895,464)	(1,114,826)

Ending units	975,796	1,168,293	178,847	190,671	821,814	964,234	4,281,948	4,507,663

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(116,856)	(32,894)	(518,363)	7,680,320	1,333,009	10,519,321	442	3,048
Realized gain (loss) on investments	(1,653,999)	(708,690)	(924,259)	1,213,506	(1,858,001)	210,970	(5,958)	(9,777)
Change in unrealized gain (loss) on investments	1,614,844	(1,156,584)	486,725	(14,521,666)	3,563,617	(18,087,780)	15,905	(15,353)
Reinvested capital gains	-	55,761	-	-	-	3,336,855	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(156,011)	(1,842,407)	(955,897)	(5,627,840)	3,038,625	(4,020,634)	10,389	(22,082)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,806,717	1,159,017	27,579,776	47,025,228	31,475,433	38,352,522	-	13,965
Transfers between funds	(589,469)	549,962	7,845,912	7,268,679	2,043,108	(1,298,611)	8,542	9,836
Redemptions (note 3)	(2,456,028)	(1,903,574)	(29,472,633)	(32,216,157)	(19,698,856)	(17,981,937)	(7,417)	(18,121)
Annuity benefits	-	-	(1,789)	(1,884)	(1,132)	(189)	-	-
Contract maintenance charges (note 2)	(1,155)	(931)	(3,607,455)	(3,282,990)	(2,106,113)	(1,901,104)	-	-
Contingent deferred sales charges (note 2)	(13,729)	(7,824)	(180,937)	(171,545)	(151,118)	(146,024)	-	-
Adjustments to maintain reserves	119	(1,855)	2,238	(20,399)	24,501	(41,332)	(6)	(3)

Net equity transactions	(1,253,545)	(205,205)	2,165,112	18,600,932	11,585,823	16,983,325	1,119	5,677

Net change in contract owners’ equity	(1,409,556)	(2,047,612)	1,209,215	12,973,092	14,624,448	12,962,691	11,508	(16,405)
Contract owners’ equity beginning of period	20,050,860	22,098,472	417,366,077	404,392,985	311,213,634	298,250,943	63,449	79,854

Contract owners’ equity end of period	$18,641,304	20,050,860	418,575,292	417,366,077	325,838,082	311,213,634	74,957	63,449

CHANGES IN UNITS:
Beginning units	1,869,995	1,884,511	36,964,975	35,370,950	29,606,252	28,020,955	11,828	11,020
Units purchased	1,141,771	381,146	9,117,309	10,009,185	7,850,470	8,165,078	1,920	4,314
Units redeemed	(1,288,547)	(395,662)	(8,946,344)	(8,415,160)	(6,773,131)	(6,579,781)	(1,535)	(3,506)

Ending units	1,723,219	1,869,995	37,135,940	36,964,975	30,683,591	29,606,252	12,213	11,828

	PMVEBD		PMVHYD		PVGIB		PVGOB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$225,601	159,478	12,438	4,913	6,242	7,724	(1,701)	-
Realized gain (loss) on investments	(131,516)	(259,638)	(149)	(8,567)	282,522	117,392	584	-
Change in unrealized gain (loss) on investments	445,758	(69,158)	15,888	(3,864)	(131,309)	(325,487)	7,288	-
Reinvested capital gains	-	24,197	-	1,364	57,514	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	539,843	(145,121)	28,177	(6,154)	214,969	(200,371)	6,171	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,688,150	1,965,116	142,600	46,998	224	16,377	-	-
Transfers between funds	1,438,486	(1,518,989)	78,796	(26,452)	(336,974)	(141,897)	1,050,468	-
Redemptions (note 3)	(441,049)	(458,755)	(881)	(1,200)	(178,615)	(192,198)	(38,506)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(324)	(175)	-	-	(305)	(321)	(25)	-
Contingent deferred sales charges (note 2)	(4,245)	(7,352)	-	-	-	(110)	-	-
Adjustments to maintain reserves	(459)	(1,317)	(81)	(86)	(49)	(106)	(7)	-

Net equity transactions	2,680,559	(21,472)	220,434	19,260	(515,719)	(318,255)	1,011,930	-

Net change in contract owners’ equity	3,220,402	(166,593)	248,611	13,106	(300,750)	(518,626)	1,018,101	-
Contract owners’ equity beginning of period	4,624,115	4,790,708	85,656	72,550	1,965,355	2,483,981	-	-

Contract owners’ equity end of period	$7,844,517	4,624,115	334,267	85,656	1,664,605	1,965,355	1,018,101	-

CHANGES IN UNITS:
Beginning units	529,314	525,844	8,419	6,985	104,940	120,962	-	-
Units purchased	466,504	310,693	24,350	46,110	1,723	2,110	102,352	-
Units redeemed	(191,018)	(307,223)	(3,417)	(44,676)	(28,695)	(18,132)	(3,847)	-

Ending units	804,800	529,314	29,352	8,419	77,968	104,940	98,505	-

	PVTIGB		PVTVB		ACEG2		AVBV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(5,536)	(658)	(1,060)	(3,073)	(65,656)	(82,981)	-	-
Realized gain (loss) on investments	(20,924)	(368)	(156,782)	279,336	428,314	714,644	-	-
Change in unrealized gain (loss) on investments	20,611	2,120	114,687	(645,950)	(801,101)	(505,095)	-	-
Reinvested capital gains	-	-	41,692	285,355	397,799	29,018	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,849)	1,094	(1,463)	(84,332)	(40,644)	155,586	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	729,797	-	692	13,335	38,610	42,442	1,558	-
Transfers between funds	704,654	(20,941)	(1,075,185)	(660,027)	(983,344)	20,816	(1,558)	-
Redemptions (note 3)	(34,361)	(31,525)	(84,845)	(301,800)	(549,667)	(933,729)	-	-
Annuity benefits	-	-	-	-	(193)	(199)	-	-
Contract maintenance charges (note 2)	(96)	(24)	(164)	(241)	(1,393)	(1,488)	-	-
Contingent deferred sales charges (note 2)	-	(48)	-	(30)	(100)	(256)	-	-
Adjustments to maintain reserves	(36)	(4)	(6)	(114)	(138)	(251)	-	-

Net equity transactions	1,399,958	(52,542)	(1,159,508)	(948,877)	(1,496,225)	(872,665)	-	-

Net change in contract owners’ equity	1,394,109	(51,448)	(1,160,971)	(1,033,209)	(1,536,869)	(717,079)	-	-
Contract owners’ equity beginning of period	211,545	262,993	1,160,971	2,194,180	5,438,964	6,156,043	-	-

Contract owners’ equity end of period	$1,605,654	211,545	-	1,160,971	3,902,095	5,438,964	-	-

CHANGES IN UNITS:
Beginning units	11,987	14,651	55,063	96,479	372,457	435,498	-	-
Units purchased	95,584	-	792	3,305	37,343	138,048	(314)	-
Units redeemed	(10,883)	(2,664)	(55,855)	(44,721)	(143,991)	(201,089)	314	-

Ending units	96,688	11,987	-	55,063	265,809	372,457	-	-

	VYDS		ROCSC		RVARS		TRBCG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(996)	(3,045)	4,377	1,039	(252,011)	(145,427)	-	-
Realized gain (loss) on investments	104,384	54,505	(37,684)	(8,755)	114,785	285,134	206	5
Change in unrealized gain (loss) on investments	(112,715)	(117,441)	31,066	(101,092)	(210,701)	(135,026)	13	-
Reinvested capital gains	14,326	48,566	54,581	68,603	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,999	(17,415)	52,340	(40,205)	(347,927)	4,681	219	5

Equity transactions:
Purchase payments received from contract owners (note 3)	6,988	20	40,376	5,000	1,959,513	4,180,702	(3,873)	2,665
Transfers between funds	(41,723)	(73,395)	(34,086)	24,692	(310,024)	(1,618,847)	(6,937)	(3,051)
Redemptions (note 3)	(176,028)	(27,873)	(6,945)	(54,510)	(827,782)	(1,236,323)	10,925	388
Annuity benefits	-	-	-	-	(1,691)	(881)	-	-
Contract maintenance charges (note 2)	(63)	(72)	(174)	(161)	(687)	(1,141)	(109)	(1)
Contingent deferred sales charges (note 2)	-	-	-	-	(4,300)	(23,627)	-	-
Adjustments to maintain reserves	7	8	(7)	(1)	(282)	(163)	(225)	(6)

Net equity transactions	(210,819)	(101,312)	(836)	(24,980)	814,747	1,299,720	(219)	(5)

Net change in contract owners’ equity	(205,820)	(118,727)	51,504	(65,185)	466,820	1,304,401	-	-
Contract owners’ equity beginning of period	378,872	497,599	287,775	352,960	15,542,526	14,238,125	-	-

Contract owners’ equity end of period	$173,052	378,872	339,279	287,775	16,009,346	15,542,526	-	-

CHANGES IN UNITS:
Beginning units	18,880	23,756	25,239	27,191	1,522,175	1,396,728	-	-
Units purchased	348	1	4,580	3,647	423,775	737,272	(917)	-
Units redeemed	(10,804)	(4,877)	(5,117)	(5,599)	(342,996)	(611,825)	917	-

Ending units	8,424	18,880	24,702	25,239	1,602,954	1,522,175	-	-

	TREI2		TRHS2		VWHAS		VWBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$126	-	(3,746,067)	(4,356,891)	(460,591)	(454,359)	(104,286)	494,380
Realized gain (loss) on investments	167	-	19,930,511	23,408,737	(6,935,915)	(5,767,765)	(472,116)	(381,735)
Change in unrealized gain (loss) on investments	(3)	-	(52,424,848)	(18,326,044)	18,949,667	(5,868,582)	966,910	(1,517,915)
Reinvested capital gains	3	-	1,633,521	21,738,017	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	293	-	(34,606,883)	22,463,819	11,553,161	(12,090,706)	390,508	(1,405,270)

Equity transactions:
Purchase payments received from contract owners (note 3)	7	-	21,592,404	54,103,497	4,928,184	4,614,167	48,885	48,722
Transfers between funds	35	-	(40,919,629)	14,145,514	10,951,547	796,674	(238,844)	(91,496)
Redemptions (note 3)	-	-	(22,137,100)	(25,068,663)	(4,377,717)	(2,680,616)	(792,647)	(930,019)
Annuity benefits	-	-	(2,352)	(973)	(1,361)	(699)	(3,563)	(3,749)
Contract maintenance charges (note 2)	(42)	-	(20,338)	(21,347)	(2,920)	(1,823)	(3,353)	(3,766)
Contingent deferred sales charges (note 2)	-	-	(97,708)	(90,672)	(37,088)	(34,393)	(69)	(15)
Adjustments to maintain reserves	(293)	-	(1,261)	(720)	(638)	(713)	668	516

Net equity transactions	(293)	-	(41,585,984)	43,066,636	11,460,007	2,692,597	(988,923)	(979,807)

Net change in contract owners’ equity	-	-	(76,192,867)	65,530,455	23,013,168	(9,398,109)	(598,415)	(2,385,077)
Contract owners’ equity beginning of period	-	-	289,506,798	223,976,343	20,119,766	29,517,875	8,000,846	10,385,923

Contract owners’ equity end of period	$-	-	213,313,931	289,506,798	43,132,934	20,119,766	7,402,431	8,000,846

CHANGES IN UNITS:
Beginning units	-	-	9,260,603	7,927,446	3,711,701	3,558,339	391,393	435,528
Units purchased	-	-	2,305,302	5,073,149	6,556,049	2,798,729	3,521	8,198
Units redeemed	-	-	(3,786,944)	(3,739,992)	(4,620,844)	(2,645,367)	(50,026)	(52,333)

Ending units	-	-	7,778,961	9,260,603	5,646,906	3,711,701	344,888	391,393

	VWEM		VWHA		WRPMAV		WRPMCV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(138,995)	(167,960)	(195,143)	(394,546)	46,661	(37,291)	3,108	(7,905)
Realized gain (loss) on investments	(599,416)	1,063,071	(1,546,779)	(2,558,732)	(37,839)	7,893	(7,299)	9,652
Change in unrealized gain (loss) on investments	491,709	(5,447,022)	8,634,000	(7,295,214)	(279,474)	(132,356)	(50,661)	(49,844)
Reinvested capital gains	87,449	1,233,628	-	-	491,661	-	73,390	4,728

Net increase (decrease) in contract owners’ equity resulting from operations	(159,253)	(3,318,283)	6,892,078	(10,248,492)	221,009	(161,754)	18,538	(43,369)

Equity transactions:
Purchase payments received from contract owners (note 3)	255,977	304,119	(147)	-	1,471,357	3,303,356	19,699	1,377,447
Transfers between funds	(596,352)	(1,074,947)	(1,006,469)	(3,232,804)	(85,263)	(52,076)	(443,609)	1,741
Redemptions (note 3)	(2,108,035)	(2,358,057)	(2,097,063)	(3,748,156)	(427,787)	(218,728)	(21,784)	(165,861)
Annuity benefits	(1,872)	(2,931)	(1,253)	(1,487)	-	-	-	-
Contract maintenance charges (note 2)	(6,469)	(8,036)	(8,695)	(10,402)	(84,169)	(56,604)	(20,970)	(9,476)
Contingent deferred sales charges (note 2)	(256)	(2,261)	(1,537)	(3,373)	-	-	-	-
Adjustments to maintain reserves	195	13	(25)	(192)	(5)	2	8	(18)

Net equity transactions	(2,456,812)	(3,142,100)	(3,115,189)	(6,996,414)	874,133	2,975,950	(466,656)	1,203,833

Net change in contract owners’ equity	(2,616,065)	(6,460,383)	3,776,889	(17,244,906)	1,095,142	2,814,196	(448,118)	1,160,464
Contract owners’ equity beginning of period	17,761,703	24,222,086	17,645,061	34,889,967	9,959,012	7,144,816	2,365,851	1,205,387

Contract owners’ equity end of period	$15,145,638	17,761,703	21,421,950	17,645,061	11,054,154	9,959,012	1,917,733	2,365,851

CHANGES IN UNITS:
Beginning units	809,875	937,328	1,147,129	1,659,729	898,769	637,519	219,006	110,570
Units purchased	37,585	130,104	4,662	49,759	135,351	290,467	2,906	131,124
Units redeemed	(148,242)	(257,557)	(183,440)	(562,359)	(55,460)	(29,217)	(45,794)	(22,688)

Ending units	699,218	809,875	968,351	1,147,129	978,660	898,769	176,118	219,006

	WRPMMV		WRASP		WRHIP		WRMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$11,275	(24,719)	(2,221,987)	(3,357,534)	4,827,670	4,611,395	(1,035,384)	(1,005,980)
Realized gain (loss) on investments	(19,258)	8,602	(12,202,647)	1,006,936	(3,043,953)	(2,029,241)	164,565	752,172
Change in unrealized gain (loss) on investments	(117,244)	(56,479)	4,931,900	(67,578,255)	9,676,013	(10,865,936)	186,565	(9,500,860)
Reinvested capital gains	250,048	-	-	43,675,279	-	1,049,199	3,555,019	4,853,274

Net increase (decrease) in contract owners’ equity resulting from operations	124,821	(72,596)	(9,492,734)	(26,253,574)	11,459,730	(7,234,583)	2,870,765	(4,901,394)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,518,214	1,621,690	8,124,280	38,379,376	9,415,788	17,287,872	6,866,241	12,759,973
Transfers between funds	(315,474)	(955)	(35,776,874)	(20,241,717)	1,415,157	(15,057,872)	(3,622,335)	1,693,381
Redemptions (note 3)	(1,044,295)	(89,762)	(17,392,385)	(21,375,120)	(8,455,209)	(7,372,222)	(3,834,856)	(3,257,627)
Annuity benefits	-	-	(10,074)	(5,936)	(819)	-	-	-
Contract maintenance charges (note 2)	(56,404)	(43,903)	(9,395)	(9,980)	(3,266)	(3,893)	(225,202)	(182,453)
Contingent deferred sales charges (note 2)	-	-	(44,136)	(106,941)	(23,696)	(32,221)	(22,901)	(15,201)
Adjustments to maintain reserves	(8)	(9)	(1,171)	(67)	(967)	(591)	(739)	(556)

Net equity transactions	102,033	1,487,061	(45,109,755)	(3,360,385)	2,346,988	(5,178,927)	(839,792)	10,997,517

Net change in contract owners’ equity	226,854	1,414,465	(54,602,489)	(29,613,959)	13,806,718	(12,413,510)	2,030,973	6,096,123
Contract owners’ equity beginning of period	6,406,819	4,992,354	231,919,428	261,533,387	80,299,007	92,712,517	63,141,063	57,044,940

Contract owners’ equity end of period	$6,633,673	6,406,819	177,316,939	231,919,428	94,105,725	80,299,007	65,172,036	63,141,063

CHANGES IN UNITS:
Beginning units	581,842	449,506	16,605,015	16,864,654	7,441,642	7,890,294	5,000,233	4,185,462
Units purchased	142,780	151,133	1,264,976	3,223,565	2,427,230	3,786,932	1,015,251	1,599,854
Units redeemed	(129,880)	(18,797)	(4,615,971)	(3,483,204)	(2,225,208)	(4,235,584)	(1,075,763)	(785,083)

Ending units	594,742	581,842	13,254,020	16,605,015	7,643,664	7,441,642	4,939,721	5,000,233

	WRPAP		WRPCP		WRPMP		WRPMAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$471	1,056	24,570	25,008	273,205	405,749	602,922	951,111
Realized gain (loss) on investments	(79)	(113)	(93,770)	32,351	(177,850)	293,778	(84,947)	318,395
Change in unrealized gain (loss) on investments	(2,759)	(5,700)	(58,011)	(277,790)	(1,550,674)	(3,250,176)	(2,904,000)	(5,684,191)
Reinvested capital gains	4,334	4,592	199,303	214,625	2,373,487	2,547,182	4,399,437	4,265,020

Net increase (decrease) in contract owners’ equity resulting from operations	1,967	(165)	72,092	(5,806)	918,168	(3,467)	2,013,412	(149,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	10,166	658,538	861,682	896,699	2,185,210	3,320,859
Transfers between funds	627	3,666	(15,724)	302,282	(965,033)	(623,500)	(1,643,726)	(451,619)
Redemptions (note 3)	-	-	(540,810)	(741,112)	(2,222,962)	(1,079,252)	(2,076,605)	(2,645,228)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(24,920)	(21,103)	(205,958)	(209,063)	(344,222)	(329,227)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	(13)	(15)	6	(9)	(32)	(1)	(18)

Net equity transactions	629	3,653	(571,303)	198,611	(2,532,280)	(1,015,148)	(1,879,344)	(105,233)

Net change in contract owners’ equity	2,596	3,488	(499,211)	192,805	(1,614,112)	(1,018,615)	134,068	(254,898)
Contract owners’ equity beginning of period	44,650	41,162	3,404,241	3,211,436	31,022,321	32,040,936	51,134,710	51,389,608

Contract owners’ equity end of period	$47,246	44,650	2,905,030	3,404,241	29,408,209	31,022,321	51,268,778	51,134,710

CHANGES IN UNITS:
Beginning units	3,648	3,358	248,999	234,969	2,066,616	2,132,566	3,272,222	3,277,315
Units purchased	59	357	25,090	69,411	87,285	60,829	174,743	231,456
Units redeemed	(9)	(67)	(66,643)	(55,381)	(256,155)	(126,779)	(295,368)	(236,549)

Ending units	3,698	3,648	207,446	248,999	1,897,746	2,066,616	3,151,597	3,272,222

	WRPMCP		SVDF		SVOF		WFVSCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$64,751	82,599	(492)	(548)	2,028	(3,527)	(1,076,279)	(1,207,719)
Realized gain (loss) on investments	(57,194)	17,406	1,299	1,185	13,178	15,355	(5,095,775)	5,174,714
Change in unrealized gain (loss) on investments	(340,543)	(693,263)	(1,466)	(7,406)	(14,284)	(55,323)	3,353,810	(17,756,198)
Reinvested capital gains	522,163	592,957	2,696	5,707	27,312	31,081	6,502,685	9,358,055

Net increase (decrease) in contract owners’ equity resulting from operations	189,177	(301)	2,037	(1,062)	28,234	(12,414)	3,684,441	(4,431,148)

Equity transactions:
Purchase payments received from contract owners (note 3)	175,263	352,684	-	-	-	(8)	5,687,235	14,891,343
Transfers between funds	(767,603)	(63,225)	-	-	-	(7)	(9,688,872)	2,632,330
Redemptions (note 3)	(390,298)	(321,809)	(162)	-	-	8	(4,707,869)	(6,143,161)
Annuity benefits	-	-	(1,847)	(2,130)	(24,404)	(24,683)	-	-
Contract maintenance charges (note 2)	(50,273)	(49,158)	3	-	-	-	(258,928)	(249,930)
Contingent deferred sales charges (note 2)	-	-	-	-	-	7	(27,583)	(48,357)
Adjustments to maintain reserves	(21)	26	191	76	(14,380)	(806)	(861)	(670)

Net equity transactions	(1,032,932)	(81,482)	(1,815)	(2,054)	(38,784)	(25,489)	(8,996,878)	11,081,555

Net change in contract owners’ equity	(843,755)	(81,783)	222	(3,116)	(10,550)	(37,903)	(5,312,437)	6,650,407
Contract owners’ equity beginning of period	7,500,314	7,582,097	36,468	39,584	267,496	305,399	73,872,903	67,222,496

Contract owners’ equity end of period	$6,656,559	7,500,314	36,690	36,468	256,946	267,496	68,560,466	73,872,903

CHANGES IN UNITS:
Beginning units	521,289	526,562	-	-	-	-	3,360,935	2,922,620
Units purchased	12,298	24,267	-	-	-	-	818,311	2,078,290
Units redeemed	(83,104)	(29,540)	-	-	-	-	(1,239,994)	(1,639,975)

Ending units	450,483	521,289	-	-	-	-	2,939,252	3,360,935

	WFVOG2		HVIE		WFVTRB		FHIPR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(265)	(549)	-	241,398	108	114	-	(31,823)
Realized gain (loss) on investments	762	3,838	-	(2,010,252)	3,717	272	-	(381,077)
Change in unrealized gain (loss) on investments	(2,722)	(8,680)	-	(937,336)	193	(3,805)	-	1,113,929
Reinvested capital gains	916	5,803	-	3,144,189	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,309)	412	-	437,999	4,018	(3,419)	-	701,029

Equity transactions:
Purchase payments received from contract owners (note 3)	1,548	-	-	52,065	-	-	-	177,404
Transfers between funds	-	-	-	(15,189,041)	(309,669)	-	-	(16,865,441)
Redemptions (note 3)	(16,705)	(11,258)	-	(78,992)	-	-	-	(917,293)
Annuity benefits	-	-	-	-	-	-	-	(31)
Contract maintenance charges (note 2)	(3)	(3)	-	(17,624)	-	-	-	(1,488)
Contingent deferred sales charges (note 2)	-	-	-	(1,168)	-	-	-	(479)
Adjustments to maintain reserves	(15)	2	-	(48)	(2)	(1)	-	(103)

Net equity transactions	(15,175)	(11,259)	-	(15,234,808)	(309,671)	(1)	-	(17,607,431)

Net change in contract owners’ equity	(16,484)	(10,847)	-	(14,796,809)	(305,653)	(3,420)	-	(16,906,402)
Contract owners’ equity beginning of period	33,009	43,856	-	14,796,809	305,653	309,073	-	16,906,402

Contract owners’ equity end of period	$16,525	33,009	-	-	-	305,653	-	-

CHANGES IN UNITS:
Beginning units	1,680	2,235	-	1,319,092	21,348	21,348	-	1,207,106
Units purchased	88	-	-	86,903	-	-	-	86,979
Units redeemed	(918)	(555)	-	(1,405,995)	(21,348)	-	-	(1,294,085)

Ending units	850	1,680	-	-	-	21,348	-	-

	FOPR		FO2R		CAF		CAF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(102,020)	-	(432,836)	(90,292)	(356,619)	(171,043)	(595,671)
Realized gain (loss) on investments	-	1,869,206	-	19,532,138	10,905,268	2,934,948	(8,595,081)	2,678,690
Change in unrealized gain (loss) on investments	-	278,657	-	(11,898,863)	(13,969,219)	(5,756,721)	126,132	(11,043,400)
Reinvested capital gains	-	-	-	-	2,877,890	4,400,333	7,989,427	10,363,172

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,045,843	-	7,200,439	(276,353)	1,221,941	(650,565)	1,402,791

Equity transactions:
Purchase payments received from contract owners (note 3)	-	148,169	-	2,825,384	140,526	845,116	937,971	9,901,241
Transfers between funds	-	(24,578,018)	-	(87,542,558)	(33,439,070)	(566,845)	(58,587,981)	(1,452,139)
Redemptions (note 3)	-	(864,098)	-	(2,245,462)	(1,078,307)	(3,692,562)	(540,934)	(3,086,087)
Annuity benefits	-	(125)	-	(585)	(2,811)	(5,733)	-	-
Contract maintenance charges (note 2)	-	(2,561)	-	(145,317)	(8,834)	(22,989)	(76,537)	(305,275)
Contingent deferred sales charges (note 2)	-	(1,278)	-	(6,303)	(404)	(1,071)	(6,144)	(54,027)
Adjustments to maintain reserves	-	(2,907)	-	(2,959)	(30,304)	790	(167)	(393)

Net equity transactions	-	(25,300,818)	-	(87,117,800)	(34,419,204)	(3,443,294)	(58,273,792)	5,003,320

Net change in contract owners’ equity	-	(23,254,975)	-	(79,917,361)	(34,695,557)	(2,221,353)	(58,924,357)	6,406,111
Contract owners’ equity beginning of period	-	23,254,975	-	79,917,361	34,695,557	36,916,910	58,924,357	52,518,246

Contract owners’ equity end of period	$-	-	-	-	-	34,695,557	-	58,924,357

CHANGES IN UNITS:
Beginning units	-	1,359,984	-	5,519,852	1,160,643	1,270,746	4,058,798	3,719,227
Units purchased	-	20,367	-	578,458	8,089	51,392	125,585	1,291,641
Units redeemed	-	(1,380,351)	-	(6,098,310)	(1,168,732)	(161,495)	(4,184,383)	(952,070)

Ending units	-	-	-	-	-	1,160,643	-	4,058,798

	AMTG		WFVSMV		MIGSC		AMFAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(171)	-	(49)	-	12,546	-	(46,147)
Realized gain (loss) on investments	-	4,396	-	1,830	-	1,818,159	-	(258,195)
Change in unrealized gain (loss) on investments	-	(3,500)	-	(2,371)	-	(2,402,104)	-	(251,931)
Reinvested capital gains	-	-	-	-	-	642,774	-	514,444

Net increase (decrease) in contract owners’ equity resulting from operations	-	725	-	(590)	-	71,375	-	(41,829)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(2)	-	-	-	909	-	31,136
Transfers between funds	-	2	-	294	-	(7,243,071)	-	(3,248,930)
Redemptions (note 3)	-	-	-	(6,988)	-	(399,884)	-	(433,386)
Annuity benefits	-	(3,062)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(142)	-	(949)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(4)	-	(32)
Adjustments to maintain reserves	-	(12,612)	-	6	-	(66)	-	(121)

Net equity transactions	-	(15,674)	-	(6,688)	-	(7,642,258)	-	(3,652,282)

Net change in contract owners’ equity	-	(14,949)	-	(7,278)	-	(7,570,883)	-	(3,694,111)
Contract owners’ equity beginning of period	-	14,949	-	7,278	-	7,570,883	-	3,694,111

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	631	-	315,243	-	186,362
Units purchased	-	-	-	55	-	1,132	-	64,722
Units redeemed	-	-	-	(686)	-	(316,375)	-	(251,084)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

RATIONAL FUNDS

VA Situs Fund (HVSIT)

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund -Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DELAWARE GROUP

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)

Franklin High Income Securities Fund: Class 2 (FTVHI2)

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

VI American Franchise Fund - Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)*

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)*

U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

NW BlkRkNVITMgdGlblAllocII (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PIMCO FUNDS

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

AMERICAN CENTURY INVESTORS INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

FEDERATED INVESTORS

Managed Tail Risk Fund II: Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Structured Small Cap Equity Fund: Service Shares (GVSSCS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PUTNAM INVESTMENTS

VT Growth & Income Fund: Class IB (PVGIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)*

Advantage VT Opportunity Fund - Class 2 (SVOF)*

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments made within eight years of the withdrawal date or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect, Destination Architect 2.0 or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account-II Options	BOA IV	BOA Vision	Schwab Income Choice	Schwab Custom Solutions	NEBA
Variable Account Charges - Recurring	1.30%	1.40%	0.65%	0.95%	0.80%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit	-	-	-	-	-
One-Year Enhanced	-	-	0.20%	0.10%	-
Combination Enhanced	-	-	-	0.40%(10)	-
Return of Premium	-	-	0.10%	-	-
Beneficiary Protector II Option	-	-	-	0.35%(11)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount	-	-	-	-	-
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)	-	-
Capital Preservation and Income Options:	-	-	-	-	-
Capital Preservation Plus Option	-	-	-	0.50%(30)	-
Nationwide Lifetime Income Rider	-	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)	-	-

Maximum Variable Account Charges*	1.30%	1.40%	2.15%	2.20%	0.80%

Nationwide Variable Account-II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges-Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:	-	-	-	-	-	-	-
Four Year CDSC	0.30%(3)	0.50%(3)	-	-	0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)	-	-	0.25%(7)	-	-
Reduced CDSC Option (“Liquidity Option”) Charge	-	-	0.50%(54)	0.50%(54)	-	-	-
Death Benefit Options-Allows enhanced provisions in place of the standard death benefit	-	-	-	-	-	-	-
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced III	-	-	0.65% (70)(71)	-	-	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(72)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)	-	0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount	-	-	-	-	-	-	-
Capital Preservation and Income Options:	-	-	-	-	-	-	-
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	-	0.50%	-	-
Nationwide Lifetime Income Rider	-	-	-	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00% (18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%	-	1.50% (49)(51) (53)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	1.00%	1.50% (49)(51) (53)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Capture Charge	-	-	1.50%(62)	1.50%(62)	-	-	-
Nationwide Lifetime Income Track Charge	-	-	1.50%(61)	1.50%(61)	-	-	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40% (50)(51) (53)(60)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	0.30%(32)	0.40% (50)(51) (53)(60)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Capture Charge	-	-	0.40%(63)	0.40%(63)	-	-	-
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	0.40%(64)	0.40%(64)	-	-	0.40%(2)
Spousal Continuation Option Fee	-	-	-	-	-	0.10%	-
Extra Value Options (EV):	-	-	-	-	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force	-	-	-	-	-	-	-
3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.55%(52)	3.75%(52)	4.50%(22)	1.10%	2.50%

Nationwide Variable Account-II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges-Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit	-	-	-	-	-	-	-
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%(65)	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%(66)	0.20%(68)	0.35%	0.35%	-	0.20%(68)	0.20%
Combination Enhanced III	-	0.65% (70)(71)	-	0.65% (70)(71)	-	-	-
Combination Enhanced II	0.45%(25)	0.65%(69)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40% (10)(67)	0.30% (10)(42)	0.65%	0.65%(72)	-	0.30% (10)(73)	0.30%(10)
Return of Premium	-	-	-	-	-	-	-
Spousal Protection Annuity Option - Allows a surviving	-	-	-	-	-	-	-
spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse	-	-	-	-	-	-	-
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount	-	-	-	-	-	-	-
Capital Preservation and Income Options:	-	-	-	-	-	-	-
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider ....	-	-	-	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00% (18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	-	1.50%(49)(51)(53)	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.00%	1.50% (49)(51)(53)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Nationwide Lifetime Income Capture Option	-	-	-	1.50%(62)	1.50%(62)	-	-
Nationwide Lifetime Income Track Option	-	-	-	1.50%(61)	1.50%(61)	-	-
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	-	0.15%(42)	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40% (50)(51)(53)(60)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.30%(32)	0.40% (50)(51) (53)(60)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Joint Option for the Nationwide Lifetime income Capture Option	-	-	-	0.40%(63)	0.40%(63)	-	-
Joint Option for the Nationwide Lifetime Income Track Option	-	-	-	0.40%(64)	0.40%(64)	-	-
Extra Value Options (EV):	-	-	-	-	-	-	-
Fee assessed to assets of the variable account and to	-	-	-	-	-	-	-
allocations made to the fixed account or guaranteed term	-	-	-	-	-	-	-
options in exchange for application of Extra Value Credit	-	-	-	-	-	-	-
of purchase payments made during the first 12 months	-	-	-	-	-	-	-

contract is in force	-	-	-	-	-	-	-
3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.65%(52)	3.85%(52)	4.15%(23)	3.90%(27)

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destination EV	Destination EV 2.0	Destination EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place	-	-	-	-	-	-
of the standard death benefit	-	-	-	-	-	-
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%(47)	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%(9)	-
Combination Enhanced III	-	0.65%(70)(71)	-	-	0.65%(70)(71)	-
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	0.45%	0.65%(72)	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit	-	-	-	-	-	-
payable, the contract will be credited an additional amount	-	-	-	-	-	-
Nationwide Lifetime Income Rider	-	-	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	1.00% (18)(42)	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00% (18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	1.00%	-	1.50%(49) (51)(53)	1.00%	-	1.50%(49) (51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49) (51)(53)	-	-	1.50%(49) (51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	1..20%	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Nationwide Lifetime Income Capture Option	-	1.50%(62)	1.50%(62)	-	1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option	-	1.5%(61)	1.50%(61)	-	1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(42)	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)	-	0.40%(50) (51)(53)(60)	0.30%(36)	-	0.40%(50) (51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(36)	0.40%(50) (51)(53)(60)	-	-	0.40%(50) (51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Joint Option for the Nationwide Lifetime Income Capture Option	-	0.40%(63)	0.40%(63)	-	0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option	-	0.40%(64)	0.40%(64)	-	0.40%(64)	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	-	-	-	-	-	-

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.75%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator-NY	Destination Navigator- NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place	-	-	-	-
of the standard death benefit	-	-	-	-
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced III	-	0.65%(70) (71)	-	-
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit	-	-	-	-
payable, the contract will be credited an additional amount	-	-	-	-
Nationwide Lifetime Income Rider	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	-	-	1.00%(40)	1.00%(51) (53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(40)	1.00%(51) (53)(55)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	1.50%(51) (53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-	1.50%(49) (51)(53)	-	-
10% Nationwide Lifetime Income Rider (New York)	-	-	1.20%	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	-
Nationwide Liftetime Income Capture Option	-	1.50%(62)	-	1.50%(62)
Nationwide Lifetime Income Track Option	-	1.50%(61)	-	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.15%(45)	0.15%(51) (53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(41)	0.15%(51) (53)(56)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(36)	0.40%(50) (51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50) (51)(53)(60)	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(33)	-	-	-
Joint Option for the Nationwide Lifetime Income Capture Option	-	0.40%(63)	-	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option	-	0.40%(64)	-	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.70%(52)	3.30%(43)	3.90%(52)

(1)	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
(2)	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.
(3)	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4)	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.
(5)	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.
(6)	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.
(7)	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
(8)	The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.
(9)	The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.
(10)	The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.
(11)	The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.
(12)	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.
(13)	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.
(14)	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.
(15)	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.
(16)	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.
(17)	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
(18)	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
(19)	No longer available for purchase
(20)	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
(21)	Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
(22)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(23)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(24)	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
(25)	The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
(26)	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.
(27)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(29)	For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.
(30)	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
(31)	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.
(32)	The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
(33)	The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
(34)	For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.
(35)	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
(36)	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
(37)	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
(38)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(39)	Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.
(40)	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.
(41)	The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
(42)	No longer available.
(43)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(44)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(45)	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
(46)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(47)	The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
(48)	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
(49)	Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.
(50)	The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.
(51)	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(52)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(53)	For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”
(54)	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:

Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55)	Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.
(56)	The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.
(57)	The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.
(58)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”
(59)	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 70 or younger at the time of application.
(60)	For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.
(61)	Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
(62)	Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.
(63)	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.
(64)	The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifteime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base
(65)	Available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option
(66)	Available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option
(67)	Available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option
(68)	Only available until state approval is received for the One-Month Enhanced Death Benefit II Option
(69)	The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is alter), the charge associated with teh Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
(70)	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
(71)	Available beginning January 12, 2015, or the date of state approval (whichever is later).
(72)	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.
(73)	Available until state approval is received for the Combination Enhanced Death Benefit II Option.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2016.

	Total	HVSIT	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF

0.40%	$681,096	$177	$-	$187	$-	$146	$1,160	$-
0.60%	126,431	297	-	270	-	-	616	-
0.65%	264,986	625	-	-	-	-	-	-
0.75%	725,125	569	-	-	-	-	-	-
0.80%	195,277	-	-	-	-	-	-	-
0.85%	995,508	117	-	-	-	-	-	-

0.95%	272,930	-	1,302	-	-	-	-	-
1.05%	237,689	-	1,684	-	-	-	-	-
1.10%	10,829,282	3,961	-	-	8	-	-	-
1.15%	54,232,548	14,315	-	-	3,029	-	-	-
1.20%	312,396	-	-	-	-	-	-	-
1.25%	4,188,010	423	-	-	81	-	-	-
1.30%	205,977,571	87,279	-	-	24,157	-	-	142,377
1.35%	13,717,619	4,667	-	-	1,788	-	-	-
1.40%	13,690,283	429	-	-	179	-	-	-
1.45%	4,580,058	553	-	-	-	-	-	-
1.50%	55,879,709	31,186	-	-	43,167	-	-	-
1.55%	35,274,575	8,859	-	-	673	-	-	-
1.60%	12,470,456	12,337	-	-	20,646	-	-	-
1.65%	10,120,686	7,463	-	-	2,311	-	-	-
1.70%	1,477,514	37	-	-	-	-	-	-
1.75%	131,572,924	51,956	-	-	49,790	-	-	-
1.80%	7,920,857	3,629	-	-	14,288	-	-	-
1.85%	25,211,206	16,029	-	-	12,256	-	-	-
1.90%	2,263,635	11	-	-	-	-	-	-
1.95%	44,408,718	37,418	-	-	57,361	-	-	-
2.00%	5,934,602	1,010	-	-	1,741	-	-	-
2.05%	6,960,124	4,384	-	-	9,600	-	-	-
2.10%	6,096,929	4,313	-	-	5,234	-	-	-
2.15%	2,814,745	1,108	-	-	101	-	-	-
2.20%	11,431,245	8,143	-	-	24,960	-	-	-
2.25%	1,157,191	-	-	-	3,345	-	-	-
2.30%	5,999,194	5,328	-	-	8,495	-	-	-
2.35%	2,715,323	1,289	-	-	-	-	-	-
2.40%	6,008,622	1,995	-	-	25,229	-	-	-
2.45%	1,058,632	-	-	-	778	-	-	-
2.50%	4,349,040	928	-	-	979	-	-	-
2.55%	981,012	4,212	-	-	2,901	-	-	-
2.60%	149,246	-	-	-	263	-	-	-
2.65%	449,674	-	-	-	192	-	-	-
2.70%	241,217	-	-	-	-	-	-	-
2.75%	422,019	-	-	-	36,766	-	-	-
2.80%	80,658	-	-	-	-	-	-	-
2.85%	207,718	-	-	-	-	-	-	-
2.90%	21,411	-	-	-	-	-	-	-
2.95%	41,966	-	-	-	-	-	-	-
3.00%	56,435	-	-	-	-	-	-	-
3.05%	10,765	-	-	-	-	-	-	-
3.10%	5,425	-	-	-	-	-	-	-
3.40%	1,691	-	-	-	-	-	-	-

Totals	$694,821,973	$315,047	$2,986	$457	$350,318	$146	$1,776	$142,377

	AFHY	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM

0.40%	$-	$2,111	$-	$-	$340	$940	$4,884	$-
0.60%	-	-	-	-	294	-	3,293	-
0.65%	-	-	-	-	-	-	92	-
0.75%	-	-	-	-	-	-	2,013	16,009
0.80%	-	-	-	-	-	-	558	-
0.85%	-	-	-	-	-	-	3,538	17,232
0.95%	-	-	-	-	-	-	7,042	9,653
1.05%	-	-	-	-	-	-	1,801	19,277
1.10%	-	-	-	-	1,381	668	25,235	-
1.15%	-	229,732	-	1,534	17,022	12,984	100,229	-
1.20%	-	-	-	-	-	-	608	-
1.25%	-	-	-	623	613	430	28,883	-
1.30%	10,367	4,268,540	9,689	22,215	925,707	943,265	584,308	-

1.35%	-	82,348	-	1,194	6,839	3,108	108,089	2,914
1.40%	-	-	-	1,383	5,813	3,500	47,456	-
1.45%	-	-	-	1,813	4,673	2,032	33,072	-
1.50%	-	1,210,050	-	26,309	199,959	240,438	1,212,934	-
1.55%	-	-	-	5,560	8,863	4,762	185,128	-
1.60%	-	169,014	-	11,866	14,195	33,655	394,590	-
1.65%	-	108,265	-	8,452	33,948	32,742	109,189	-
1.70%	-	584	-	67	41	132	14,391	-
1.75%	-	2,980,350	-	9,358	221,859	202,604	1,006,257	-
1.80%	-	94,753	-	887	16,456	33,402	166,519	-
1.85%	-	702,799	-	11,877	76,459	82,117	105,291	-
1.90%	-	-	-	-	133	1,369	4,929	-
1.95%	-	727,052	-	24,533	106,504	151,457	969,740	-
2.00%	-	39,204	-	-	3,132	3,312	43,025	-
2.05%	-	145,000	-	688	13,010	16,899	73,022	-
2.10%	-	77,642	-	1,458	14,142	7,205	97,299	-
2.15%	-	1,252	-	702	671	1,775	53,162	-
2.20%	-	378,171	-	1,803	5,852	8,109	250,460	-
2.25%	-	26,593	-	31	82	1,646	22,587	-
2.30%	-	90,546	-	4,419	5,828	7,098	108,269	-
2.35%	-	-	-	-	165	145	2,192	-
2.40%	-	190,347	-	5,185	13,103	23,557	220,523	-
2.45%	-	5,880	-	685	805	609	18,082	-
2.50%	-	78,907	-	385	41,113	45,299	14,522	-
2.55%	-	611	-	-	755	85	20,182	-
2.60%	-	-	-	-	-	-	2,264	-
2.65%	-	-	-	-	-	46	2,030	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	7,401	-	-	-	-	15,141	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	200	-	-	277	358	882	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$10,367	$11,617,352	$9,689	$143,027	$1,740,034	$1,865,748	$6,063,711	$65,085

	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	FTVIS2

0.40%	$1,689	$838	$-	$391	$-	$2,214	$1,182	$417
0.60%	1,179	1,071	-	-	-	307	2,529	1,274
0.65%	-	-	-	1,318	-	-	-	158
0.75%	-	-	-	10,624	-	-	-	4,823
0.80%	-	-	12,488	-	2,552	-	-	821
0.85%	-	-	-	24,081	-	-	-	4,382
0.95%	-	-	-	20,372	-	-	-	1,877
1.05%	-	-	-	17,998	-	-	-	2,185
1.10%	-	115	-	41,578	-	-	-	17,245
1.15%	-	18,640	-	275,189	-	16,660	-	210,262
1.20%	-	-	-	9,645	-	-	-	103
1.25%	-	996	-	26,648	-	659	-	30,508
1.30%	-	99,341	1,931,775	228,778	390,706	61,373	-	501,356
1.35%	-	12,094	-	72,574	-	29,806	-	129,722
1.40%	-	3,834	888,786	15,430	103,462	959	-	104,495
1.45%	-	1,525	-	66,468	-	3,331	-	29,186
1.50%	-	67,489	-	194,047	-	88,257	-	510,162
1.55%	-	9,547	-	223,289	-	10,149	-	167,420
1.60%	-	35,066	-	63,309	-	44,025	-	314,611
1.65%	-	11,994	-	40,693	-	26,942	-	82,099

1.70%	-	205	-	9,158	-	147	-	14,909
1.75%	-	80,175	-	383,448	-	45,824	-	510,476
1.80%	-	7,877	-	30,485	-	18,910	-	126,616
1.85%	-	26,089	-	76,192	-	13,688	-	83,971
1.90%	-	2,349	-	8,990	-	412	-	1,214
1.95%	-	95,422	-	65,993	-	86,723	-	474,433
2.00%	-	3,740	-	16,087	-	3,160	-	24,987
2.05%	-	20,290	-	15,057	-	18,711	-	27,532
2.10%	-	7,119	-	21,058	-	6,503	-	48,713
2.15%	-	2,979	-	2,780	-	31	-	18,620
2.20%	-	33,294	-	40,328	-	5,232	-	72,354
2.25%	-	1,357	-	4,174	-	2,356	-	28,758
2.30%	-	13,111	-	22,484	-	2,293	-	47,449
2.35%	-	984	-	2,220	-	2,133	-	-
2.40%	-	30,412	-	1,489	-	31,769	-	138,530
2.45%	-	1,784	-	2,146	-	3,379	-	19,773
2.50%	-	6,940	-	-	-	1,466	-	6,389
2.55%	-	3,038	-	5,086	-	-	-	42,630
2.60%	-	-	-	-	-	-	-	600
2.65%	-	126	-	109	-	2,325	-	2,275
2.70%	-	-	-	-	-	-	-	-
2.75%	-	216	-	-	-	335	-	53,319
2.80%	-	-	-	-	-	403	-	1,224
2.85%	-	1,047	-	-	-	-	-	396
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,868	$601,104	$2,833,049	$2,039,716	$496,720	$530,482	$3,711	$3,858,274

	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2

0.40%	$-	$300	$2,124	$-	$-	$967	$2,663	$1,294
0.60%	-	-	1,073	-	-	1,867	294	820
0.65%	-	683	-	-	-	133	64	-
0.75%	-	1,919	-	100	576	1,911	447	-
0.80%	-	938	-	344	285	984	21	-
0.85%	-	6,015	-	101	-	2,229	-	-
0.95%	2,268	3,561	-	52	1,687	1,540	115	-
1.05%	2,864	1,186	-	508	661	2,345	432	-
1.10%	963	23,950	-	2,815	19,119	6,349	2,758	-
1.15%	113,667	215,519	-	21,381	117,188	107,486	24,517	-
1.20%	1,096	12,190	-	25	625	404	-	-
1.25%	30,599	22,306	-	1,856	13,900	11,115	4,564	-
1.30%	2,403	161,864	-	15,444	21,762	290,585	163,919	-
1.35%	26,064	61,301	-	5,744	24,076	47,239	23,819	-
1.40%	14,037	35,209	-	9,278	10,807	50,995	4,732	-
1.45%	21,023	30,225	-	2,356	20,498	27,624	3,126	-
1.50%	25,616	63,353	-	6,585	26,763	235,518	256,650	-
1.55%	143,828	233,256	-	34,036	95,216	88,893	31,446	-
1.60%	12,955	38,712	-	1,882	12,722	188,799	137,900	-
1.65%	3,750	33,056	-	1,326	9,303	32,062	29,390	-
1.70%	10,195	7,721	-	688	8,214	5,379	1,305	-
1.75%	51,516	298,294	-	22,941	126,981	246,643	232,038	-
1.80%	47,540	16,439	-	4,522	13,231	80,138	47,093	-
1.85%	9,814	26,581	-	728	7,017	49,289	29,611	-
1.90%	13,575	4,406	-	1,464	2,771	182	-	-
1.95%	14,885	47,455	-	5,618	17,656	215,997	223,512	-
2.00%	197	15,345	-	26	13,606	9,906	22,773	-

2.05%	6,937	7,092	-	453	1,928	18,777	36,741	-
2.10%	5,881	17,228	-	920	9,082	11,065	15,638	-
2.15%	1,197	13,731	-	1,934	4,238	14,523	3,922	-
2.20%	6,621	20,419	-	188	6,815	50,956	61,025	-
2.25%	524	935	-	89	1,541	5,791	6,003	-
2.30%	700	9,226	-	1,267	3,176	15,964	37,848	-
2.35%	-	11,480	-	146	6,948	378	2,467	-
2.40%	79	68	-	20	52	28,503	42,079	-
2.45%	312	2,314	-	-	289	3,092	5,693	-
2.50%	214	1,815	-	131	1,027	5,352	11,039	-
2.55%	-	5,157	-	-	520	4,126	5,020	-
2.60%	-	41	-	-	12	718	-	-
2.65%	573	345	-	213	118	978	2,861	-
2.70%	-	615	-	-	-	-	-	-
2.75%	-	-	-	-	175	51	-	-
2.80%	-	426	-	-	-	-	179	-
2.85%	-	-	-	-	-	276	-	-
2.90%	-	91	-	-	-	-	-	-
2.95%	-	168	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$571,893	$1,452,935	$3,197	$145,181	$600,585	$1,867,129	$1,473,704	$2,114

	FTVHI2	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS

0.40%	$212	$104	$-	$475	$-	$-	$541	$161
0.60%	668	-	-	491	-	-	461	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	78	1,315	-	-	-	-	-
0.80%	-	-	481	-	589	-	-	-
0.85%	-	75	4,149	-	-	-	-	-
0.95%	-	-	899	-	-	14,176	-	-
1.05%	-	-	-	-	-	30,353	-	-
1.10%	-	145	3,457	-	-	170	-	1,581
1.15%	-	3,741	28,790	-	-	14,895	-	20,396
1.20%	-	-	560	-	-	17	-	-
1.25%	-	62	7,051	-	-	7,143	-	1,410
1.30%	-	47,456	41,658	-	140,304	133	-	195,618
1.35%	-	2,570	11,167	-	-	-	-	7,129
1.40%	-	308	2,499	-	43,596	1,531	-	5,548
1.45%	-	159	3,462	-	-	4,282	-	5,790
1.50%	-	35,016	13,237	-	-	10,163	-	46,464
1.55%	-	661	26,453	-	-	13,593	-	11,878
1.60%	-	8,548	3,151	-	-	3,495	-	37,713
1.65%	-	4,733	2,214	-	-	-	-	7,196
1.70%	-	182	773	-	-	4,660	-	64
1.75%	-	41,454	44,988	-	-	13,258	-	119,753
1.80%	-	3,223	3,143	-	-	1,858	-	22,816
1.85%	-	6,470	6,125	-	-	723	-	21,455
1.90%	-	-	1,957	-	-	-	-	3,170
1.95%	-	41,343	15,888	-	-	36	-	71,280
2.00%	-	429	2,643	-	-	-	-	2,030
2.05%	-	3,315	968	-	-	1,625	-	4,500
2.10%	-	8,287	17,060	-	-	762	-	8,822
2.15%	-	2,720	1,971	-	-	2,794	-	1,541
2.20%	-	4,805	3,529	-	-	1,289	-	3,596
2.25%	-	782	373	-	-	-	-	166
2.30%	-	13,546	2,146	-	-	-	-	3,826
2.35%	-	403	2,198	-	-	-	-	4,787

2.40%	-	5,833	-	-	-	-	-	5,168
2.45%	-	444	17	-	-	-	-	778
2.50%	-	1,463	354	-	-	-	-	5,946
2.55%	-	4,847	1,339	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	62	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	213	140	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	435
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$880	$243,477	$256,155	$966	$184,489	$126,956	$1,002	$621,017

	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC

0.40%	$1,459	$1,772	$-	$1,615	$39	$-	$710	$189
0.60%	517	1,836	-	607	-	-	-	541
0.65%	912	-	-	-	-	-	25	-
0.75%	4,108	441	479	-	-	-	333	-
0.80%	4,910	803	1,482	-	-	-	-	-
0.85%	8,168	2,980	1,751	-	-	-	30	-
0.95%	8,884	841	5,389	-	-	592	-	-
1.05%	10,820	474	3,502	-	-	-	-	-
1.10%	22,304	2,161	2,687	821	-	51	67	-
1.15%	204,390	29,513	66,148	9,225	1,219	15,275	8,986	-
1.20%	275	-	-	-	-	87	-	-
1.25%	17,443	1,840	9,033	540	126	7,849	610	-
1.30%	420,451	203,105	175,517	58,592	16,533	511	74,965	-
1.35%	68,700	18,217	19,136	3,370	882	2,708	6,443	-
1.40%	58,504	22,983	31,525	759	340	1,234	2,754	-
1.45%	16,294	7,150	7,294	2,343	277	1,987	781	-
1.50%	144,697	136,278	53,024	66,624	7,195	7,697	61,307	-
1.55%	160,827	31,747	62,986	9,527	4,629	15,692	4,977	-
1.60%	57,197	60,806	26,274	17,785	1,964	2,724	21,090	-
1.65%	37,769	17,976	8,848	7,105	3,194	77	5,543	-
1.70%	13,563	200	5,285	121	-	621	125	-
1.75%	379,666	79,159	63,137	32,474	9,042	14,743	64,200	-
1.80%	24,208	34,316	11,868	10,519	1,667	4,317	9,914	-
1.85%	53,708	35,828	4,327	66,243	1,260	4,144	12,730	-
1.90%	7,078	2,129	1,777	236	-	2,408	709	-
1.95%	88,290	124,794	34,875	91,335	5,966	1,383	51,819	-
2.00%	24,998	3,138	12,118	2,818	-	-	2,195	-
2.05%	13,153	21,790	3,305	25,988	535	4,652	9,830	-
2.10%	41,061	18,478	6,151	2,219	853	1,181	13,721	-
2.15%	7,374	2,854	2,892	2,986	-	420	4,708	-
2.20%	46,670	21,847	10,597	3,781	378	1,186	10,197	-
2.25%	3,528	2,034	1,315	2,075	-	-	57	-
2.30%	13,664	12,494	3,265	11,464	23	247	8,529	-
2.35%	3,218	-	588	606	-	-	825	-
2.40%	1,613	18,756	5,634	33,657	223	-	14,951	-
2.45%	4,007	1,573	1,019	2,633	-	-	569	-
2.50%	2,637	2,403	742	973	146	-	2,839	-
2.55%	3,632	7,128	2,440	68	-	-	7,057	-
2.60%	-	150	98	-	-	-	-	-
2.65%	2,000	1,737	696	551	-	-	1,358	-
2.70%	-	-	-	-	-	-	-	-

2.75%	130	3,462	87	2,235	-	-	4,874	-
2.80%	-	-	-	72	-	-	457	-
2.85%	-	2,940	-	10,040	380	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,982,827	$938,133	$647,291	$482,007	$56,871	$91,786	$410,285	$730

	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2

0.40%	$5,463	$6,157	$127	$-	$-	$-	$613	$155
0.60%	104	2,927	552	-	-	-	88	280
0.65%	1,923	1,322	-	-	-	-	-	-
0.75%	9,450	8,319	-	-	-	-	-	-
0.80%	951	-	-	4	-	19	-	-
0.85%	18,857	8,576	-	-	-	-	-	-
0.95%	3,569	3,670	-	-	4,496	-	-	-
1.05%	1,231	2,472	-	-	973	-	-	-
1.10%	73,407	6,966	-	-	4,381	-	158	-
1.15%	577,373	183,804	1,238	-	25,117	-	1,109	-
1.20%	5,177	-	-	-	68	-	-	-
1.25%	48,464	9,790	90	-	2,409	-	1,453	-
1.30%	790,262	749,160	11,339	23,937	-	16,828	-	-
1.35%	181,184	68,652	1,224	-	5,890	-	-	-
1.40%	93,271	32,559	1,514	5,561	2,936	8,306	438	-
1.45%	61,058	21,205	37	-	10,776	-	569	-
1.50%	455,781	403,779	11,492	-	7,502	-	198	-
1.55%	551,830	109,264	1,664	-	29,050	-	1,399	-
1.60%	163,890	162,519	5,417	-	3,248	-	-	-
1.65%	127,935	67,317	4,096	-	1,278	-	-	-
1.70%	19,611	1,721	31	-	5,273	-	407	-
1.75%	1,275,539	587,496	6,087	-	40,276	-	289	1,079
1.80%	99,586	62,463	3,037	-	2,678	-	-	-
1.85%	202,186	157,841	2,191	-	2,012	-	29	-
1.90%	36,506	16,608	-	-	966	-	-	-
1.95%	392,743	306,021	11,666	-	6,093	-	-	1,017
2.00%	59,867	33,402	1,487	-	1,329	-	-	-
2.05%	64,722	68,708	2,106	-	1,510	-	75	-
2.10%	88,184	38,676	570	-	1,870	-	-	-
2.15%	43,960	12,882	2	-	521	-	-	-
2.20%	107,196	99,580	101	-	1,676	-	-	3,956
2.25%	7,079	6,282	517	-	437	-	-	-
2.30%	54,735	52,399	2,019	-	1,603	-	-	-
2.35%	30,648	5,842	-	-	316	-	-	-
2.40%	82,582	77,896	1,583	-	-	-	-	765
2.45%	10,237	5,609	174	-	141	-	-	-
2.50%	13,260	15,065	-	-	54	-	-	-
2.55%	13,086	11,209	-	-	62	-	-	243
2.60%	8,208	1,046	-	-	-	-	-	-
2.65%	4,016	1,923	-	-	-	-	-	-
2.70%	1,060	-	-	-	-	-	-	-
2.75%	72	9,792	-	-	-	-	-	-
2.80%	334	396	-	-	-	-	-	-
2.85%	-	3,416	432	-	-	-	-	-
2.90%	204	-	-	-	-	-	-	-
2.95%	446	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-

3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$5,787,247	$3,424,731	$70,793	$29,502	$164,941	$25,153	$6,825	$7,495

	MSVRE	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.40%	$-	$-	$12	$747	$-	$1,875	$35,005	$2,819
0.60%	-	-	-	2,514	-	819	6,911	830
0.65%	-	-	-	-	-	929	27,125	5,391
0.75%	-	-	-	-	-	2,892	30,498	8,879
0.80%	-	-	-	-	1,929	-	1,308	518
0.85%	-	-	-	-	-	3,488	50,976	6,909
0.95%	-	-	-	-	-	4,173	1,070	5,323
1.05%	-	-	-	-	-	4,517	2,545	1,059
1.10%	-	-	-	296	-	39,779	1,906,710	421,292
1.15%	-	22	12,754	91,903	-	327,297	7,619,225	2,422,276
1.20%	-	-	-	-	-	700	11,556	6,452
1.25%	-	-	432	59	-	40,904	575,337	110,954
1.30%	79	-	663,660	5,738,882	442,218	320,963	23,529,977	11,988,244
1.35%	-	-	1,063	10,579	-	116,384	1,801,464	500,589
1.40%	324	-	-	-	151,068	15,779	311,415	53,230
1.45%	-	-	1,531	-	-	50,292	520,866	164,119
1.50%	-	25	160,904	1,009,718	-	197,795	6,554,107	2,250,512
1.55%	-	-	2,004	1,610	-	254,484	4,323,983	1,313,359
1.60%	-	-	4,776	46,326	-	58,654	896,316	112,039
1.65%	-	-	20,246	129,040	-	48,490	1,426,479	439,593
1.70%	-	-	489	-	-	12,968	214,990	39,095
1.75%	-	-	180,169	1,973,178	-	427,481	18,383,416	5,881,563
1.80%	-	-	15,033	57,179	-	29,940	803,442	270,317
1.85%	-	-	66,107	451,565	-	73,547	3,293,293	1,787,071
1.90%	-	-	-	12,345	-	8,895	203,784	86,278
1.95%	-	-	116,242	1,457,859	-	160,372	5,177,476	1,436,323
2.00%	-	-	6,753	30,192	-	19,077	884,398	263,741
2.05%	-	-	49,606	123,275	-	31,189	754,739	450,363
2.10%	-	-	11,343	35,500	-	24,790	780,536	232,642
2.15%	-	-	-	1,429	-	7,023	224,247	114,964
2.20%	-	-	3,121	51,572	-	36,718	1,490,730	388,672
2.25%	-	-	532	3,032	-	1,780	101,666	44,776
2.30%	-	-	7,490	20,149	-	29,954	637,760	244,349
2.35%	-	-	3,010	262	-	4,583	305,919	233,208
2.40%	-	-	30,702	229,245	-	18,996	692,816	224,285
2.45%	-	-	249	21,921	-	2,973	130,072	37,371
2.50%	-	-	3,648	125,013	-	2,601	496,486	301,693
2.55%	-	-	-	3,068	-	3,702	141,689	23,515
2.60%	-	-	-	-	-	-	14,484	12,864
2.65%	-	-	683	-	-	513	65,731	52,871
2.70%	-	-	-	-	-	-	18,541	14,045
2.75%	-	-	693	575	-	3,730	38,417	3,889
2.80%	-	-	448	221	-	-	32,366	6,200
2.85%	-	-	-	6,925	-	734	18,724	17,477
2.90%	-	-	-	-	-	-	4,702	3,352
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	1,901	1,870
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	790	780
3.40%	-	-	-	-	-	-	-	-

Totals	$403	$47	$1,363,700	$11,636,179	$595,215	$2,391,780	$84,545,988	$31,987,961

	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6

0.40%	$5,270	$4,018	$5,882	$172	$290	$-	$629	$127
0.60%	4,312	2,340	4,445	21	142	-	318	-

0.65%	646	312	6,414	-	-	-	-	55
0.75%	2,843	1,279	10,509	424	-	776	-	961
0.80%	1,811	2,208	435	216	777	-	844	-
0.85%	4,803	9,989	9,158	994	-	1,453	-	1,201
0.95%	1,826	2,327	2,339	5,251	-	617	-	450
1.05%	2,806	2,421	790	1,280	-	620	-	173
1.10%	33,081	64,190	416,275	3,583	-	1,734	-	8,416
1.15%	245,027	381,051	2,535,834	99,467	-	66,441	-	50,148
1.20%	1,022	1,624	5,948	773	-	436	-	-
1.25%	27,468	34,531	110,379	14,852	-	7,756	-	2,055
1.30%	809,854	1,088,825	12,282,855	154,358	88,417	55,308	140,651	77,920
1.35%	123,581	199,769	584,845	31,303	-	20,943	-	16,914
1.40%	31,901	56,053	55,734	33,109	20,346	2,999	82,648	4,432
1.45%	25,472	52,674	169,258	31,272	-	11,712	-	19,401
1.50%	444,415	847,112	2,913,457	98,502	-	104,859	-	74,736
1.55%	193,177	329,395	1,389,268	105,862	-	49,422	-	36,059
1.60%	215,130	352,104	424,798	83,273	-	52,064	-	21,985
1.65%	64,401	128,804	529,568	29,191	-	21,100	-	12,679
1.70%	7,440	12,384	46,780	6,606	-	2,677	-	218
1.75%	660,819	1,060,555	6,482,559	111,486	-	104,269	-	109,851
1.80%	82,225	131,292	348,173	50,216	-	12,982	-	9,047
1.85%	105,053	173,536	1,917,160	61,787	-	35,319	-	16,205
1.90%	10,996	5,717	91,526	2,097	-	1,032	-	1,394
1.95%	460,522	858,417	2,062,536	59,571	-	82,237	-	69,987
2.00%	30,375	60,748	306,579	10,889	-	4,762	-	8,064
2.05%	38,362	101,453	475,572	39,448	-	23,522	-	7,506
2.10%	48,296	61,439	250,790	10,810	-	17,766	-	6,402
2.15%	11,322	25,378	121,179	3,591	-	4,137	-	1,625
2.20%	76,907	143,310	509,358	41,704	-	42,710	-	13,564
2.25%	5,656	10,514	53,505	3,067	-	2,077	-	1,274
2.30%	43,041	65,858	307,212	18,612	-	10,172	-	12,831
2.35%	5,452	7,149	247,967	2,637	-	3,742	-	1,195
2.40%	46,369	120,549	307,341	14,125	-	9,221	-	12,089
2.45%	6,946	21,732	56,836	1,059	-	1,465	-	1,979
2.50%	20,115	34,511	347,899	769	-	2,330	-	556
2.55%	15,497	13,308	30,596	2,068	-	9,414	-	876
2.60%	-	525	13,689	-	-	2,289	-	-
2.65%	1,173	11,996	56,997	542	-	5,147	-	3,133
2.70%	136	173	14,340	-	-	-	-	-
2.75%	10,336	2,314	5,989	-	-	608	-	1,272
2.80%	2,278	1,950	7,972	-	-	116	-	71
2.85%	2,076	376	20,229	-	-	-	-	-
2.90%	-	-	3,531	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	1,969	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	817	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,930,238	$6,486,210	$35,547,292	$1,134,987	$109,972	$776,234	$225,090	$606,851

	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

0.40%	$-	$270	$-	$619	$10	$1,531	$13,146	$299
0.60%	-	-	-	1,095	-	-	2,065	-
0.65%	-	37	-	1,519	-	7,861	35,247	3,966
0.75%	-	569	-	5,427	1,177	21,258	33,598	12,783
0.80%	3,263	-	176	-	268	37	17	-
0.85%	-	784	-	8,437	878	54,152	87,192	11,514
0.95%	-	118	-	-	-	-	-	-
1.05%	-	-	-	393	-	-	-	-
1.10%	-	6,948	-	33,679	1,730	1,002,640	1,109,639	299,853

1.15%	-	31,029	-	276,476	60,945	1,969,385	4,199,981	842,611
1.20%	-	191	-	3,777	-	10,221	18,769	8,720
1.25%	-	9,200	-	14,727	4,135	196,965	304,651	93,860
1.30%	595,680	70,274	23,945	134,136	83,562	11,771,102	9,297,754	3,006,790
1.35%	-	9,324	-	53,185	9,735	429,459	1,090,599	173,165
1.40%	314,701	738	3,796	30,408	3,577	35,848	17,083	35,959
1.45%	-	1,155	-	25,024	2,155	131,190	278,503	68,068
1.50%	-	23,471	-	71,716	131,047	2,655,734	2,847,703	777,049
1.55%	-	35,446	-	319,260	60,873	1,036,428	1,962,518	619,443
1.60%	-	12,785	-	28,937	35,167	217,290	138,497	140,416
1.65%	-	4,290	-	31,824	22,515	386,315	507,215	176,516
1.70%	-	103	-	4,207	769	32,436	62,355	13,095
1.75%	-	76,120	-	453,526	222,360	6,446,457	10,683,445	2,524,794
1.80%	-	10,324	-	19,953	56,584	230,452	234,588	135,063
1.85%	-	8,032	-	22,518	5,410	1,264,622	1,036,832	585,686
1.90%	-	82	-	4,476	3,835	69,718	123,487	37,290
1.95%	-	25,991	-	88,301	175,959	1,578,990	2,501,676	581,594
2.00%	-	4,991	-	13,789	15,142	266,059	425,576	220,659
2.05%	-	4,151	-	7,103	19,971	319,809	308,641	92,848
2.10%	-	3,377	-	35,544	5,013	215,978	432,567	88,366
2.15%	-	3,702	-	20,457	6,621	113,836	69,270	35,998
2.20%	-	14,483	-	17,688	52,387	411,780	664,742	213,439
2.25%	-	266	-	1,953	4,319	32,994	4,736	10,147
2.30%	-	7,764	-	9,478	30,170	212,698	472,489	139,397
2.35%	-	2,523	-	20,703	1,389	164,846	16,297	57,992
2.40%	-	-	-	7,083	17,314	123,121	135,117	30,606
2.45%	-	1,444	-	673	4,208	18,643	94,795	34,395
2.50%	-	292	-	2,536	27,360	284,092	90,525	86,561
2.55%	-	1,851	-	5,103	-	17,153	33,395	13,606
2.60%	-	-	-	67	-	1,354	-	-
2.65%	-	66	-	387	1,410	14,978	9,294	6,405
2.70%	-	-	-	998	31,773	36,063	-	990
2.75%	-	-	-	-	-	1,030	3,917	-
2.80%	-	-	-	-	-	93	-	-
2.85%	-	-	-	-	-	3,922	-	3,872
2.90%	-	-	-	180	-	-	-	-
2.95%	-	-	-	443	-	-	4,034	-
3.00%	-	-	-	-	-	-	1,442	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	822	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$913,644	$372,191	$27,917	$1,777,805	$1,099,768	$31,789,362	$39,353,397	$11,183,815

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2

0.40%	$10,076	$779	$2,676	$-	$203	$2,767	$-	$1
0.60%	266	46	-	-	-	268	-	-
0.65%	15,866	-	3,066	-	1,379	814	-	1,235
0.75%	58,252	18,221	13,768	-	6,919	1,646	-	3,154
0.80%	751	79	-	71	-	202	25,184	-
0.85%	59,441	5,158	26,427	-	8,877	957	-	6,805
0.95%	-	-	-	-	897	-	-	2,383
1.05%	-	-	-	-	1,504	184	-	2,749
1.10%	1,388,172	110,909	323,542	-	37,443	10,820	-	31,178
1.15%	3,536,949	872,363	1,052,414	-	167,676	71,283	-	280,981
1.20%	44,659	-	1,946	-	2,819	-	-	3,966
1.25%	262,703	40,293	86,816	-	15,527	8,074	-	16,451
1.30%	10,118,689	239,154	3,589,110	33,682	152,612	256,909	1,148,914	96,813
1.35%	986,260	224,949	267,870	-	38,552	19,027	-	61,118
1.40%	81,784	35,415	57,681	13,313	20,423	9,895	370,992	31,173
1.45%	244,590	52,732	76,421	-	24,767	4,765	-	32,898

1.50%	3,100,217	358,172	915,796	-	95,229	108,654	-	63,616
1.55%	1,940,542	768,738	744,950	-	183,947	58,698	-	339,546
1.60%	501,725	108,178	128,456	-	43,691	29,779	-	15,057
1.65%	594,714	115,787	168,198	-	34,007	17,952	-	29,767
1.70%	76,161	24,293	27,879	-	2,474	2,005	-	5,702
1.75%	9,628,588	1,160,409	2,532,640	-	334,696	212,364	-	432,745
1.80%	348,409	42,073	129,097	-	21,243	10,687	-	15,111
1.85%	1,172,591	94,350	564,997	-	31,807	45,727	-	22,895
1.90%	156,903	80,908	43,811	-	1,279	2,883	-	6,126
1.95%	2,181,192	424,909	659,536	-	108,864	74,499	-	59,197
2.00%	472,750	103,161	113,111	-	7,860	7,022	-	10,175
2.05%	301,013	35,662	80,720	-	14,422	14,029	-	6,572
2.10%	377,344	47,656	94,540	-	27,384	6,150	-	18,653
2.15%	186,053	57,107	32,056	-	9,162	1,484	-	19,571
2.20%	863,016	150,989	167,376	-	21,411	16,042	-	11,125
2.25%	56,700	12,807	42,409	-	3,563	63	-	2,590
2.30%	309,848	129,758	107,697	-	7,841	14,438	-	10,296
2.35%	223,525	26,913	40,148	-	17,415	913	-	22,591
2.40%	82,024	94,287	35,132	-	1,523	3,810	-	6,974
2.45%	45,614	10,092	24,768	-	911	2,151	-	613
2.50%	127,224	70,252	56,288	-	6,214	5,919	-	2,619
2.55%	46,065	1,863	5,090	-	1,310	829	-	2,079
2.60%	11,931	429	-	-	-	138	-	81
2.65%	21,360	2,280	5,213	-	1,750	444	-	430
2.70%	11,258	1,270	286	-	362	-	-	989
2.75%	2,505	792	2,842	-	-	-	-	-
2.80%	660	2,196	-	-	96	-	-	-
2.85%	14,420	-	6,970	-	121	140	-	-
2.90%	-	-	-	-	179	-	-	179
2.95%	1,734	-	1,509	-	86	-	-	456
3.00%	-	-	-	-	-	-	-	-
3.05%	5,090	3,058	-	-	-	-	-	-
3.10%	2,216	-	-	-	-	-	-	-
3.40%	1,691	-	-	-	-	-	-	-

Totals	$39,673,541	$5,528,487	$12,233,252	$47,066	$1,458,445	$1,024,431	$1,545,090	$1,676,660

	GBF	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM

0.40%	$81	$735	$71	$1,575	$4,315	$14,719	$-	$9,584
0.60%	224	1,394	-	85	232	1,699	543	706
0.65%	2,122	-	439	-	3,792	47,042	5,677	35,088
0.75%	8,226	-	530	3,202	31,826	90,441	11,495	54,742
0.80%	2,758	-	104	4,608	58	327	1,713	4,217
0.85%	10,919	-	5,137	143	43,149	115,916	15,240	58,605
0.95%	9,050	-	911	942	-	130	-	8,878
1.05%	9,969	-	866	2,201	-	1,402	587	4,668
1.10%	45,295	-	35,794	9,114	252,907	381,509	217,859	789,421
1.15%	459,677	-	48,640	277,277	1,044,920	1,929,462	872,771	4,670,011
1.20%	4,046	-	97	7,124	5,454	1,590	15,014	18,729
1.25%	34,398	-	2,049	55,352	66,361	84,597	48,827	337,789
1.30%	724,979	-	149,790	120,200	9,363,187	6,215,744	3,086,343	7,442,927
1.35%	93,456	-	14,365	88,742	212,506	450,398	130,378	798,709
1.40%	272,610	-	8,813	71,491	45,177	13,173	85,959	543,252
1.45%	51,288	-	8,044	25,804	34,418	203,869	86,893	286,772
1.50%	127,714	-	121,159	260,230	1,838,820	1,465,440	713,674	2,357,978
1.55%	450,320	-	22,794	167,321	351,145	814,784	589,702	2,889,180
1.60%	74,177	-	22,097	115,230	195,584	159,313	267,642	489,328
1.65%	60,293	-	7,468	67,992	160,085	322,468	122,102	529,828
1.70%	12,614	-	554	27,191	19,388	28,725	24,572	118,357
1.75%	623,439	-	119,711	509,459	3,585,301	5,495,491	2,198,535	7,729,142
1.80%	42,102	-	13,016	42,863	128,417	106,241	162,336	363,829

1.85%	73,497	-	16,193	37,059	784,804	657,526	494,292	923,225
1.90%	6,970	-	542	68,264	71,295	87,044	15,140	258,044
1.95%	147,421	-	122,784	314,584	1,017,838	1,245,629	353,876	1,618,335
2.00%	18,331	-	4,063	21,906	94,667	155,936	168,940	408,466
2.05%	18,624	-	7,601	43,222	182,758	130,544	155,270	222,309
2.10%	24,596	-	4,377	41,820	128,258	228,168	55,056	296,229
2.15%	25,131	-	771	112,653	79,841	54,995	52,111	364,047
2.20%	26,570	-	21,363	35,292	313,659	342,778	193,996	470,748
2.25%	4,430	-	3,597	30,633	56,679	4,566	13,533	77,345
2.30%	28,939	-	4,198	72,991	102,001	189,432	126,176	262,566
2.35%	27,739	-	436	95,244	127,846	18,418	49,137	455,097
2.40%	5,608	-	24,274	13,770	64,287	86,239	34,912	190,351
2.45%	4,177	-	1,569	1,282	29,031	33,092	20,223	34,065
2.50%	7,059	-	5,311	67,449	249,102	81,229	67,009	207,306
2.55%	2,210	-	2,465	14,184	12,675	21,238	12,398	61,741
2.60%	617	-	85	6,988	-	-	-	6,691
2.65%	3,035	-	415	2,153	2,856	1,287	8,242	39,564
2.70%	1,337	-	-	28,780	7,127	-	1,260	47,401
2.75%	206	-	-	1,534	374	-	1,422	5,849
2.80%	-	-	-	-	1,933	-	384	782
2.85%	-	-	-	-	6,008	-	-	-
2.90%	179	-	-	-	-	-	-	6,565
2.95%	425	-	-	20,894	6,515	-	-	1,767
3.00%	-	-	-	-	-	-	-	37,499
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,546,858	$2,129	$802,493	$2,888,848	$20,726,596	$21,282,601	$10,481,239	$35,537,732

	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2

0.40%	$299	$2,871	$2,166	$4,748	$-	$407	$-	$224
0.60%	-	562	910	491	-	-	-	-
0.65%	3,251	9,422	1,517	2,871	-	1,283	-	460
0.75%	10,143	32,250	3,018	24,672	-	4,084	-	2,868
0.80%	7,526	1,604	2,014	6,737	1,043	-	142	-
0.85%	10,456	25,591	9,804	15,206	-	7,389	-	4,292
0.95%	8,070	3,571	2,652	9,654	-	312	-	942
1.05%	11,143	2,123	561	4,361	-	1,029	-	860
1.10%	210,470	198,227	6,741	97,227	-	29,845	-	19,800
1.15%	2,872,886	1,323,332	164,673	858,150	-	264,775	-	107,473
1.20%	21,715	5,275	980	5,786	-	4,227	-	843
1.25%	199,262	111,440	19,816	78,239	-	15,074	-	6,851
1.30%	409,218	3,207,339	601,643	2,135,033	227,900	96,526	24,211	117,409
1.35%	581,620	280,973	63,648	218,390	-	60,574	-	21,065
1.40%	314,083	156,627	100,469	580,965	94,646	26,068	16,033	4,012
1.45%	183,015	103,962	40,084	96,422	-	21,269	-	8,542
1.50%	580,151	710,566	287,311	521,823	-	80,113	-	69,516
1.55%	2,068,859	896,328	133,190	851,906	-	321,393	-	81,619
1.60%	229,539	215,309	79,110	351,965	-	27,881	-	16,276
1.65%	201,305	182,216	31,681	123,592	-	25,181	-	15,418
1.70%	81,687	31,834	8,885	27,605	-	7,003	-	3,521
1.75%	2,185,110	2,684,248	328,973	1,297,906	-	447,375	-	176,047
1.80%	180,743	107,038	39,964	151,321	-	12,422	-	8,582
1.85%	117,668	356,765	50,177	483,112	-	31,456	-	20,048
1.90%	215,128	84,438	4,935	17,413	-	6,168	-	3,536
1.95%	518,147	471,262	276,907	325,629	-	88,628	-	65,816
2.00%	91,213	144,624	12,468	49,449	-	12,379	-	11,043
2.05%	45,847	82,484	26,144	97,514	-	7,740	-	12,044
2.10%	182,184	101,865	32,516	63,731	-	16,467	-	9,974
2.15%	98,869	81,198	17,157	34,771	-	22,038	-	1,553

2.20%	91,215	148,562	56,171	118,960	-	15,149	-	18,813
2.25%	39,910	59,973	3,799	24,713	-	1,592	-	1,987
2.30%	135,995	71,783	16,237	62,036	-	9,955	-	11,970
2.35%	27,529	103,182	2,606	8,285	-	20,934	-	2,435
2.40%	159,221	22,214	43,254	49,973	-	5,088	-	1,630
2.45%	10,218	4,408	5,924	10,512	-	2,144	-	1,315
2.50%	158,367	64,508	21,937	30,948	-	3,552	-	2,597
2.55%	21,711	31,885	4,169	2,177	-	3,401	-	658
2.60%	1,432	4,474	87	127	-	53	-	-
2.65%	4,481	2,641	1,776	2,968	-	2,439	-	1,189
2.70%	3,902	2,417	-	161	-	1,149	-	109
2.75%	13,015	1,986	859	1,034	-	245	-	291
2.80%	120	-	-	217	-	-	-	-
2.85%	7,518	1,278	-	77	-	307	-	1,641
2.90%	1,023	-	-	-	-	132	-	-
2.95%	-	-	-	-	-	571	-	-
3.00%	-	11,754	-	-	-	-	-	-
3.05%	2,617	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$12,317,881	$12,146,409	$2,506,933	$8,848,877	$323,589	$1,705,817	$40,386	$835,269

	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2

0.40%	$-	$1,383	$-	$1,772	$-	$618	$879	$79
0.60%	-	314	-	384	-	373	243	-
0.65%	-	863	-	648	-	636	-	1,115
0.75%	-	5,483	-	5,337	-	2,609	-	5,449
0.80%	1,780	-	32	20	5,676	-	-	2,426
0.85%	-	2,484	-	545	-	4,707	-	5,800
0.95%	-	2,759	-	1,336	-	3,083	-	175
1.05%	-	2,270	-	215	-	1,572	-	220
1.10%	-	17,030	-	9,042	-	26,492	-	25,022
1.15%	-	200,015	-	71,201	-	217,723	-	216,179
1.20%	-	2,522	-	1,600	-	2,803	-	2,458
1.25%	-	22,588	-	10,320	-	17,584	-	17,219
1.30%	87,016	130,924	33,187	185,611	1,732,251	132,992	-	1,753,328
1.35%	-	49,783	-	30,987	-	61,923	-	60,841
1.40%	28,179	15,267	14,717	7,901	328,357	19,234	-	508,312
1.45%	-	27,467	-	9,334	-	18,120	-	17,588
1.50%	-	151,524	-	174,784	-	121,780	-	131,184
1.55%	-	249,397	-	83,899	-	251,392	-	245,513
1.60%	-	47,222	-	41,021	-	46,581	-	36,711
1.65%	-	26,646	-	21,217	-	43,325	-	37,089
1.70%	-	8,388	-	11,250	-	7,165	-	4,764
1.75%	-	328,294	-	197,102	-	344,190	-	373,200
1.80%	-	56,536	-	35,944	-	24,195	-	14,398
1.85%	-	43,023	-	37,560	-	64,305	-	61,630
1.90%	-	8,034	-	1,843	-	15,401	-	7,306
1.95%	-	108,973	-	109,812	-	97,831	-	104,027
2.00%	-	15,914	-	10,298	-	21,702	-	14,199
2.05%	-	12,927	-	14,042	-	11,876	-	22,482
2.10%	-	23,383	-	14,795	-	20,254	-	22,680
2.15%	-	16,569	-	6,272	-	18,335	-	19,877
2.20%	-	40,697	-	24,908	-	22,376	-	22,299
2.25%	-	3,473	-	1,771	-	2,019	-	2,551
2.30%	-	22,043	-	17,129	-	14,507	-	14,352
2.35%	-	10,378	-	946	-	16,207	-	14,324
2.40%	-	15,550	-	17,050	-	17,438	-	16,472
2.45%	-	4,008	-	4,406	-	1,649	-	2,432
2.50%	-	3,103	-	2,923	-	7,599	-	2,038

2.55%	-	1,195	-	78	-	2,174	-	6,593
2.60%	-	237	-	146	-	66	-	68
2.65%	-	1,218	-	3,527	-	201	-	2,324
2.70%	-	450	-	-	-	563	-	712
2.75%	-	790	-	1,012	-	721	-	430
2.80%	-	-	-	112	-	-	-	-
2.85%	-	443	-	527	-	66	-	474
2.90%	-	66	-	-	-	88	-	67
2.95%	-	203	-	-	-	259	-	375
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$116,975	$1,681,836	$47,936	$1,170,627	$2,066,284	$1,684,734	$1,122	$3,796,782

	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

0.40%	$-	$11	$665	$174	$917	$69	$3,547	$1,274
0.60%	-	-	392	-	1,450	-	311	637
0.65%	-	-	-	120	-	8	1,933	202
0.75%	-	138	-	1,698	-	330	5,251	4,609
0.80%	1,134	-	1,787	-	5,893	-	124	42
0.85%	-	860	-	177	-	1,313	5,449	1,392
0.95%	-	746	-	1,676	-	4,513	4,375	269
1.05%	-	155	-	655	-	1,062	567	220
1.10%	-	3,063	-	2,623	-	6,965	30,882	25,963
1.15%	-	34,224	-	55,984	-	93,835	234,164	128,239
1.20%	-	36	-	85	-	47	217	407
1.25%	-	4,420	-	15,367	-	19,080	17,595	7,676
1.30%	53,897	61,121	284,359	63,133	575,173	57,426	787,278	480,593
1.35%	-	13,995	-	17,822	-	37,073	84,019	30,145
1.40%	14,099	2,096	102,467	3,894	265,196	4,619	38,644	25,548
1.45%	-	5,166	-	8,299	-	15,488	46,959	17,772
1.50%	-	59,710	-	64,046	-	51,296	289,058	203,003
1.55%	-	25,187	-	41,889	-	67,695	191,166	93,704
1.60%	-	25,883	-	26,027	-	21,446	82,427	65,272
1.65%	-	11,456	-	11,476	-	7,077	46,216	29,941
1.70%	-	3,352	-	3,154	-	11,144	5,664	2,864
1.75%	-	69,013	-	81,459	-	84,954	619,108	406,361
1.80%	-	8,397	-	9,274	-	8,639	33,991	24,356
1.85%	-	19,046	-	18,601	-	12,858	178,168	135,088
1.90%	-	1,627	-	1,016	-	5,090	14,032	2,989
1.95%	-	50,841	-	61,546	-	36,831	250,929	144,215
2.00%	-	3,578	-	6,886	-	2,978	26,774	16,389
2.05%	-	3,330	-	3,706	-	10,669	67,094	18,627
2.10%	-	4,003	-	6,694	-	7,601	23,663	32,196
2.15%	-	1,764	-	1,913	-	3,842	6,151	6,122
2.20%	-	21,241	-	13,203	-	9,919	67,613	46,643
2.25%	-	306	-	2,174	-	471	7,942	4,995
2.30%	-	5,950	-	4,530	-	5,243	42,895	38,189
2.35%	-	708	-	918	-	36	9,383	3,309
2.40%	-	6,320	-	10,876	-	2,771	24,427	14,081
2.45%	-	1,225	-	1,094	-	218	5,587	9,776
2.50%	-	1,260	-	693	-	532	10,862	34,437
2.55%	-	210	-	2,221	-	2,898	6,374	1,153
2.60%	-	-	-	-	-	-	-	123
2.65%	-	1,427	-	1,430	-	247	714	1,727
2.70%	-	-	-	-	-	-	276	89
2.75%	-	212	-	351	-	-	1,828	989
2.80%	-	313	-	-	-	-	96	-
2.85%	-	67	-	67	-	68	788	485

2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$69,130	$452,457	$389,670	$546,951	$848,629	$596,351	$3,274,541	$2,062,111

	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2	NVLM2

0.40%	$311	$952	$1,468	$792	$483	$-	$305	$29
0.60%	347	-	160	253	-	-	183	-
0.65%	-	1,361	2,404	-	613	-	-	-
0.75%	-	2,274	4,635	-	2,090	-	1,993	-
0.80%	15,776	-	4	-	367	4,940	-	-
0.85%	-	3,251	7,331	-	2,040	-	2,216	-
0.95%	-	4,201	-	-	277	-	9,971	-
1.05%	-	5,106	946	-	423	-	1,041	-
1.10%	-	25,908	53,157	-	32,930	-	4,493	-
1.15%	-	544,376	357,563	-	217,982	-	161,473	-
1.20%	-	2,567	3,793	-	1,623	-	723	-
1.25%	-	107,020	17,699	-	21,934	-	17,916	-
1.30%	3,150,578	298,628	540,007	-	390,489	473,466	117,715	4,766
1.35%	-	208,992	78,494	-	59,334	-	56,002	-
1.40%	1,310,944	46,633	30,017	-	25,998	221,773	9,555	449
1.45%	-	86,372	25,576	-	21,740	-	28,900	-
1.50%	-	317,755	186,072	-	248,417	-	209,778	1,656
1.55%	-	510,469	382,811	-	234,700	-	114,979	990
1.60%	-	119,916	29,527	-	64,652	-	107,783	36,592
1.65%	-	57,012	45,585	-	33,069	-	32,246	-
1.70%	-	36,738	6,203	-	17,528	-	7,040	-
1.75%	-	520,861	713,866	-	445,544	-	166,646	7,060
1.80%	-	57,046	17,294	-	37,763	-	38,048	2,454
1.85%	-	134,774	87,329	-	75,670	-	51,733	2,640
1.90%	-	23,096	6,699	-	10,341	-	5,920	-
1.95%	-	222,322	186,346	-	193,671	-	149,507	30,082
2.00%	-	27,600	33,501	-	22,507	-	9,766	-
2.05%	-	55,514	23,257	-	27,478	-	11,682	177
2.10%	-	31,177	54,678	-	29,494	-	25,700	22,098
2.15%	-	23,689	26,366	-	11,250	-	8,324	-
2.20%	-	70,987	44,485	-	53,721	-	56,376	-
2.25%	-	7,875	2,163	-	3,687	-	5,451	-
2.30%	-	32,842	39,315	-	30,053	-	19,781	-
2.35%	-	5,993	22,742	-	9,943	-	2,467	-
2.40%	-	22,083	13,702	-	28,844	-	31,430	2,843
2.45%	-	1,136	7,144	-	2,585	-	1,825	116
2.50%	-	11,049	16,572	-	10,508	-	4,218	-
2.55%	-	2,166	5,046	-	3,470	-	3,346	-
2.60%	-	10	80	-	21	-	71	-
2.65%	-	2,383	1,313	-	2,418	-	916	-
2.70%	-	-	1,724	-	1,691	-	-	-
2.75%	-	1,219	158	-	1,187	-	669	-
2.80%	-	-	547	-	-	-	207	-
2.85%	-	1,236	570	-	21	-	853	-
2.90%	-	-	156	-	44	-	-	-
2.95%	-	-	577	-	207	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$4,477,956	$3,634,589	$3,079,082	$1,045	$2,378,807	$700,179	$1,479,248	$111,952

	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2

0.40%	$-	$545	$1,591	$376	$324	$404	$6,118	$74
0.60%	-	666	-	83	-	717	3,460	34
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	1,386	6,028	1,362	42	231	899	-
1.15%	831	204,686	74,605	166,187	79,739	11,548	88,702	8,315
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	237	3,758	-
1.30%	2,450	7,031,835	3,682,467	5,865,237	2,863,280	133,229	889,414	798,047
1.35%	20	90,527	16,788	13,230	4,963	9,757	71,323	3,404
1.40%	38	443	-	924	253	2,112	31,023	-
1.45%	-	6,350	811	990	-	913	8,785	-
1.50%	10,625	1,487,626	790,360	836,279	497,396	151,442	1,172,171	165,393
1.55%	-	27,386	1,251	5,030	1,755	5,165	62,409	-
1.60%	2,687	78,482	46,887	40,546	44,736	30,844	268,005	5,115
1.65%	6	177,153	123,951	130,064	63,927	15,249	119,842	21,381
1.70%	-	1,640	-	-	-	331	1,609	-
1.75%	2,248	2,592,356	1,111,437	1,990,361	988,958	78,821	557,242	174,950
1.80%	592	242,980	101,947	114,354	68,383	12,056	114,554	11,186
1.85%	2,153	878,862	382,277	669,867	333,528	17,288	159,187	61,974
1.90%	-	-	667	899	-	1,021	9,126	-
1.95%	16,670	1,100,728	616,980	800,084	375,827	142,666	1,205,276	100,684
2.00%	-	42,227	15,043	10,886	22,543	3,740	23,137	1,078
2.05%	2,223	119,655	99,753	95,199	38,603	3,621	79,576	11,836
2.10%	-	58,886	14,350	39,589	8,541	8,851	64,053	11,394
2.15%	-	46,243	8,610	11,802	2,989	484	10,783	685
2.20%	108	183,574	110,592	127,300	38,043	22,890	105,246	5,303
2.25%	-	23,746	18,856	13,607	873	4,173	50,030	182
2.30%	-	156,331	27,704	53,383	10,930	8,353	61,150	4,810
2.35%	-	-	-	1,125	-	44	1,938	-
2.40%	2,880	211,142	96,282	159,663	32,602	24,752	256,248	9,670
2.45%	-	47,973	12,028	15,469	2,330	1,963	23,466	400
2.50%	-	210,155	71,446	79,500	71,117	6,497	80,159	34,136
2.55%	-	-	597	683	690	366	55,006	-
2.60%	-	-	-	-	-	223	570	-
2.65%	-	-	15,630	354	-	594	2,101	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	610	25	-	39	800	76,074	-
2.80%	-	-	-	-	-	441	3,024	-
2.85%	-	9,094	10,051	8,389	9,042	-	384	223
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$43,531	$15,033,287	$7,459,014	$11,252,822	$5,561,453	$701,823	$5,665,848	$1,430,274

	AMTB	AMINS	AMCG	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4

0.40%	$20	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	1,090	-	-	-	-	-	-	-
0.75%	5,202	-	-	-	-	-	-	-

0.80%	318	-	-	244	-	136	-	-
0.85%	4,221	-	-	-	-	-	-	-
0.95%	3,555	-	-	359	-	10,030	-	-
1.05%	688	-	-	1,046	-	738	-	-
1.10%	29,739	-	-	330	-	3,724	-	-
1.15%	203,389	-	-	5,683	-	50,846	-	-
1.20%	2,424	-	-	70	-	-	-	-
1.25%	12,148	-	-	2,688	-	5,185	-	-
1.30%	210,087	-	93	3,640	-	48,730	21,727	48,055
1.35%	63,656	-	-	951	-	25,455	255	1,253
1.40%	94,163	-	81	3,906	177	12,765	-	-
1.45%	30,584	-	-	782	-	6,567	-	-
1.50%	43,683	438	-	1,128	-	9,098	27,958	21,235
1.55%	193,063	-	-	6,453	-	33,222	-	-
1.60%	14,456	440	-	679	-	5,280	38,806	2,622
1.65%	59,734	-	-	52	-	238	774	414
1.70%	6,535	-	-	139	-	9,694	-	-
1.75%	295,384	98	-	4,076	-	27,848	37,054	34,034
1.80%	27,306	237	-	470	-	2,876	7,759	3,815
1.85%	26,539	59	-	169	-	1,481	3,480	656
1.90%	6,878	-	-	-	-	7,149	-	-
1.95%	45,942	-	-	501	-	2,016	47,236	28,867
2.00%	12,812	-	-	215	-	771	-	-
2.05%	5,001	-	-	-	-	2,427	413	9
2.10%	11,032	161	-	251	-	859	1,240	2,612
2.15%	13,724	430	-	159	-	1,715	1,024	148
2.20%	16,411	-	-	2,386	-	1,049	4,965	1,581
2.25%	3,104	259	-	-	-	-	-	-
2.30%	12,636	-	-	2,467	-	1,893	3,818	9,265
2.35%	16,350	-	-	-	-	6	-	-
2.40%	1,050	-	-	945	-	-	4,603	12,146
2.45%	274	-	-	-	-	-	1,727	159
2.50%	2,169	-	-	115	-	-	2,371	1,314
2.55%	447	-	-	-	-	-	320	-
2.60%	26	-	-	-	-	-	-	-
2.65%	420	-	-	-	-	202	-	-
2.70%	612	-	-	-	-	-	-	-
2.75%	366	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	365	-
2.85%	-	-	-	-	-	-	-	-
2.90%	157	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,477,395	$2,122	$174	$39,904	$177	$272,000	$205,895	$168,185

	NOTMG4	PMVSTA	PMVFHA	PMVRA	ALVBWB	ALVGIB	ALVSVA	ALVSVB

0.40%	$-	$14	$434	$572	$2,062	$-	$1,051	$342
0.60%	-	-	128	40	-	-	720	-
0.65%	-	-	-	-	-	-	-	181
0.75%	-	-	-	-	-	-	-	347
0.80%	-	-	-	-	-	-	-	342
0.85%	-	-	-	-	-	-	-	738
0.95%	-	-	-	-	-	1,343	-	1,814
1.05%	-	-	-	-	-	2,454	-	1,529
1.10%	-	43	-	-	-	-	-	15,070
1.15%	6,689	919	-	-	-	12,776	-	77,862
1.20%	-	-	-	-	-	85	-	76

1.25%	-	178	-	-	-	7,597	-	8,925
1.30%	19,679	13,524	-	-	-	3,025	-	288,903
1.35%	592	183	-	-	-	-	-	26,926
1.40%	-	104	-	-	-	100	-	12,679
1.45%	-	-	-	-	-	2,208	-	7,370
1.50%	26,018	6,806	-	-	-	4,958	-	174,121
1.55%	-	1,578	-	-	-	9,404	-	68,005
1.60%	9,899	1,285	-	-	-	2,347	-	58,859
1.65%	2,438	394	-	-	-	-	-	32,930
1.70%	-	-	-	-	-	862	-	6,923
1.75%	11,097	4,118	-	-	-	5,995	-	234,201
1.80%	4,365	77	-	-	-	12,613	-	24,538
1.85%	949	9,428	-	-	-	723	-	79,382
1.90%	-	-	-	-	-	606	-	1,764
1.95%	44,795	3,468	-	-	-	688	-	143,572
2.00%	-	1,644	-	-	-	-	-	17,423
2.05%	20	40	-	-	-	2,993	-	55,400
2.10%	623	52	-	-	-	110	-	20,411
2.15%	3,056	-	-	-	-	1,529	-	5,902
2.20%	3,393	708	-	-	-	245	-	53,346
2.25%	3,156	-	-	-	-	47	-	2,331
2.30%	2,910	-	-	-	-	-	-	27,311
2.35%	-	-	-	-	-	-	-	3,365
2.40%	2,534	213	-	-	-	-	-	35,438
2.45%	1,136	-	-	-	-	-	-	4,986
2.50%	945	48	-	-	-	-	-	15,687
2.55%	-	-	-	-	-	-	-	10,818
2.60%	-	-	-	-	-	-	-	94
2.65%	-	-	-	-	-	-	-	1,351
2.70%	-	-	-	-	-	-	-	139
2.75%	-	-	-	-	-	-	-	18,511
2.80%	-	-	-	-	-	-	-	1,192
2.85%	8,090	-	-	-	-	-	-	205
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$152,384	$44,824	$562	$612	$2,062	$72,708	$1,771	$1,541,309

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1	ACVMV2

0.40%	$-	$-	$-	$-	$998	$-	$2,242	$1,210
0.60%	-	-	-	-	-	-	83	-
0.65%	-	-	-	-	1,067	-	-	316
0.75%	-	-	-	-	9,473	-	-	4,479
0.80%	1,119	-	212	-	358	-	1,369	-
0.85%	-	-	-	-	7,433	-	-	6,787
0.95%	-	-	-	1,392	7,592	-	-	2,511
1.05%	-	-	-	2,865	2,946	-	-	1,330
1.10%	-	-	-	-	33,578	-	-	26,857
1.15%	-	-	-	9,657	287,726	-	-	167,421
1.20%	-	-	-	-	771	-	-	544
1.25%	-	-	-	5,041	28,501	-	-	18,436
1.30%	295,581	628	138,363	-	815,727	36	95,377	348,022
1.35%	-	-	-	561	69,951	-	-	59,091
1.40%	106,519	84	45,438	2,222	52,339	63	30,888	9,741
1.45%	-	-	-	606	26,224	-	-	23,017
1.50%	-	-	-	3,307	219,764	-	-	246,022
1.55%	-	-	-	12,563	240,649	-	-	127,240

1.60%	-	-	-	493	74,230	-	-	110,262
1.65%	-	-	-	-	70,069	-	-	48,070
1.70%	-	-	-	87	7,274	-	-	4,657
1.75%	-	-	-	1,906	679,631	-	-	410,878
1.80%	-	-	-	1,399	72,491	-	-	57,072
1.85%	-	-	-	1,679	127,144	-	-	85,710
1.90%	-	-	-	1,594	4,277	-	-	9,093
1.95%	-	-	-	-	224,055	-	-	250,925
2.00%	-	-	-	-	40,730	-	-	17,850
2.05%	-	-	-	1,100	21,792	-	-	119,154
2.10%	-	-	-	-	34,250	-	-	29,183
2.15%	-	-	-	-	10,266	-	-	5,490
2.20%	-	-	-	446	86,823	-	-	65,744
2.25%	-	-	-	-	4,749	-	-	3,954
2.30%	-	-	-	-	41,092	-	-	27,023
2.35%	-	-	-	-	4,752	-	-	10,319
2.40%	-	-	-	150	17,298	-	-	46,226
2.45%	-	-	-	-	7,823	-	-	4,526
2.50%	-	-	-	-	7,104	-	-	9,077
2.55%	-	-	-	-	4,413	-	-	4,128
2.60%	-	-	-	-	460	-	-	339
2.65%	-	-	-	-	313	-	-	2,615
2.70%	-	-	-	-	431	-	-	-
2.75%	-	-	-	-	-	-	-	7,799
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	11	-	-	714
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$403,219	$712	$184,013	$47,068	$3,346,575	$99	$129,959	$2,373,832

	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S	FQB

0.40%	$477	$862	$-	$2,719	$-	$-	$-	$-
0.60%	199	-	-	506	-	-	-	-
0.65%	-	709	-	811	-	-	-	-
0.75%	-	4,135	-	3,849	-	-	-	-
0.80%	-	1,134	1,924	-	-	454	-	68
0.85%	-	11,481	-	7,232	-	-	-	-
0.95%	-	2,694	-	898	362	-	142	-
1.05%	-	4,692	-	5,456	-	-	-	-
1.10%	391	9,109	-	8,135	-	-	115	-
1.15%	13,679	140,747	-	125,851	3,484	-	2,184	-
1.20%	-	1,132	-	-	-	-	-	-
1.25%	744	12,252	-	13,786	1,479	-	1,090	-
1.30%	80,741	207,877	246,297	319,745	-	125,345	-	61,635
1.35%	8,488	34,179	-	37,891	-	-	-	-
1.40%	391	39,727	80,452	6,381	233	44,637	38	30,696
1.45%	2,076	29,926	-	14,612	362	-	491	-
1.50%	80,717	85,493	-	139,564	54	-	41	-
1.55%	9,355	122,091	-	82,246	1,908	-	2,624	-
1.60%	12,155	24,329	-	71,145	-	-	273	-
1.65%	8,669	12,318	-	21,343	-	-	-	-
1.70%	-	3,399	-	9,456	634	-	201	-
1.75%	34,237	220,300	-	249,670	1,554	-	230	-
1.80%	9,549	25,961	-	24,480	477	-	451	-
1.85%	7,932	22,799	-	78,494	158	-	952	-
1.90%	301	2,446	-	4,003	-	-	606	-

1.95%	93,738	48,242	-	139,607	471	-	-	-
2.00%	5,061	7,377	-	15,097	-	-	-	-
2.05%	7,726	6,147	-	14,554	-	-	941	-
2.10%	9,469	15,794	-	20,747	171	-	-	-
2.15%	392	8,696	-	7,128	-	-	-	-
2.20%	10,295	16,796	-	33,292	-	-	-	-
2.25%	1,628	599	-	1,771	99	-	186	-
2.30%	4,603	4,589	-	23,164	-	-	-	-
2.35%	-	4,023	-	1,252	-	-	-	-
2.40%	15,029	999	-	8,434	-	-	-	-
2.45%	586	1,357	-	1,275	-	-	-	-
2.50%	1,772	222	-	11,243	-	-	-	-
2.55%	-	1,402	-	2,614	-	-	-	-
2.60%	-	-	-	6,932	-	-	-	-
2.65%	-	-	-	322	-	-	-	-
2.70%	-	163	-	293	-	-	-	-
2.75%	479	-	-	705	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,207	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	111	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$422,086	$1,136,309	$328,673	$1,516,703	$11,446	$170,436	$10,565	$92,399

	FQBS	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2	FEI2

0.40%	$-	$-	$-	$-	$-	$101	$696	$1,236
0.60%	-	-	-	-	-	-	1,143	-
0.65%	-	-	-	-	-	-	-	1,674
0.75%	-	-	-	-	-	-	1,185	2,755
0.80%	-	5,165	-	1,711	971	-	1,667	-
0.85%	-	-	-	-	-	-	5,040	8,047
0.95%	2,201	-	-	-	-	-	1,700	691
1.05%	613	-	-	-	-	-	1,916	766
1.10%	1,031	-	386	-	-	-	3,702	38,630
1.15%	56,052	-	17,964	-	-	2,652	84,572	374,323
1.20%	6,143	-	6,707	-	-	-	416	1,515
1.25%	19,218	-	8,120	-	-	1,394	7,555	41,750
1.30%	106	2,813,570	-	401,862	1,167,461	223,032	191,200	751,812
1.35%	10,714	-	4,181	-	-	606	29,727	106,436
1.40%	16,670	1,108,923	3,226	217,420	244,046	166	27,552	16,829
1.45%	13,059	-	1,310	-	-	546	10,684	49,343
1.50%	7,793	-	2,515	-	-	46,554	166,359	491,317
1.55%	64,879	-	22,490	-	-	1,024	73,219	256,351
1.60%	5,466	-	605	-	-	10,037	46,905	211,429
1.65%	12,201	-	849	-	-	7,882	31,019	72,830
1.70%	11,495	-	386	-	-	-	4,100	10,382
1.75%	48,755	-	4,948	-	-	24,624	186,119	624,473
1.80%	9,145	-	5,297	-	-	4,050	25,202	83,893
1.85%	2,360	-	1,543	-	-	16,894	106,135	152,006
1.90%	1,932	-	2,306	-	-	-	4,001	7,736
1.95%	1,403	-	2,429	-	-	19,957	154,627	455,885
2.00%	245	-	-	-	-	510	10,634	66,561
2.05%	3,768	-	246	-	-	1,755	19,683	95,997
2.10%	1,730	-	59	-	-	1,628	21,338	52,724
2.15%	1,870	-	354	-	-	95	11,797	25,226
2.20%	6,613	-	-	-	-	1,536	47,011	82,107
2.25%	657	-	-	-	-	-	2,801	8,809

2.30%	396	-	177	-	-	-	17,914	27,758
2.35%	57	-	-	-	-	-	3,365	4,320
2.40%	12	-	-	-	-	-	30,212	47,261
2.45%	-	-	-	-	-	153	2,349	14,999
2.50%	-	-	-	-	-	2,715	13,533	17,347
2.55%	-	-	-	-	-	83	5,947	3,815
2.60%	-	-	-	-	-	-	50	-
2.65%	-	-	-	-	-	-	292	450
2.70%	-	-	-	-	-	-	-	231
2.75%	-	-	-	-	-	-	1,663	9,546
2.80%	-	-	-	-	-	-	243	-
2.85%	-	-	-	-	-	-	1,701	24
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$306,584	$3,927,658	$86,098	$620,993	$1,412,478	$367,994	$1,356,974	$4,219,284

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGP

0.40%	$-	$-	$-	$-	$-	$-	$167	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	594	-	313	-	1,230	-	-	11,147
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	58,893	-	200,631	-	885	36	-
1.15%	-	265,092	-	959,720	-	55,365	2,452	-
1.20%	-	1,143	-	3,234	-	101	-	-
1.25%	-	8,215	-	45,244	-	23,236	-	-
1.30%	49,672	1,147,950	116,949	1,673,033	115,709	80,737	190,948	3,553,027
1.35%	-	69,366	-	200,842	-	42,541	701	-
1.40%	18,120	19,060	9,360	22,054	12,024	635	271	834,499
1.45%	-	22,355	-	45,315	-	3,121	604	-
1.50%	-	274,684	-	451,048	-	142,607	41,438	-
1.55%	-	141,458	-	408,509	-	63,400	358	-
1.60%	-	35,245	-	74,143	-	32,590	5,182	-
1.65%	-	63,597	-	79,041	-	14,790	4,716	-
1.70%	-	10,871	-	11,451	-	1,386	2	-
1.75%	-	609,369	-	1,312,551	-	131,326	20,620	-
1.80%	-	28,038	-	59,117	-	8,604	1,752	-
1.85%	-	187,649	-	175,134	-	32,425	13,374	-
1.90%	-	6,768	-	35,434	-	9,692	55	-
1.95%	-	158,757	-	306,520	-	172,974	16,659	-
2.00%	-	59,013	-	94,162	-	6,162	450	-
2.05%	-	41,825	-	35,430	-	25,454	2,522	-
2.10%	-	15,346	-	52,683	-	17,171	1,041	-
2.15%	-	4,157	-	20,038	-	14,275	-	-
2.20%	-	59,978	-	124,777	-	7,570	668	-
2.25%	-	5,565	-	4,884	-	2,943	-	-
2.30%	-	16,769	-	41,784	-	13,781	375	-
2.35%	-	268	-	15,391	-	658	-	-
2.40%	-	10,503	-	32,161	-	20,993	24	-
2.45%	-	2,011	-	8,193	-	1,561	216	-
2.50%	-	38,069	-	14,650	-	11,685	2,455	-
2.55%	-	3,976	-	6,927	-	354	86	-
2.60%	-	-	-	-	-	31,429	-	-

2.65%	-	656	-	-	-	-	-	-
2.70%	-	-	-	2,184	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	3,412	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$68,386	$3,370,058	$126,622	$6,516,285	$128,963	$970,451	$307,172	$4,398,673

	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS

0.40%	$4,247	$-	$2,985	$-	$3,246	$-	$654	$-
0.60%	2,896	-	1,389	-	1,634	-	-	-
0.65%	860	-	2,241	-	1,186	-	809	-
0.75%	7,090	-	13,557	-	2,671	-	1,621	-
0.80%	-	1,547	-	3,950	-	1,373	-	210
0.85%	7,934	-	18,143	-	9,880	-	2,726	-
0.95%	640	-	2,182	-	2,136	-	782	-
1.05%	1,940	-	3,373	-	3,744	-	1,184	-
1.10%	21,000	-	88,115	-	41,495	-	13,772	-
1.15%	246,896	-	663,199	-	483,386	-	115,691	-
1.20%	7,094	-	5,652	-	1,736	-	786	-
1.25%	20,975	-	39,395	-	39,254	-	13,065	-
1.30%	713,018	146,718	1,071,656	188,535	540,535	615,245	225,679	47,421
1.35%	85,946	-	133,241	-	154,583	-	32,046	-
1.40%	8,749	54,643	51,719	52,492	18,676	130,024	4,213	11,817
1.45%	28,503	-	78,601	-	52,043	-	20,637	-
1.50%	556,386	-	395,117	-	340,142	-	122,933	-
1.55%	155,325	-	600,455	-	357,526	-	82,239	-
1.60%	213,030	-	112,883	-	147,965	-	29,658	-
1.65%	82,785	-	95,900	-	74,242	-	18,725	-
1.70%	11,180	-	18,949	-	21,336	-	10,122	-
1.75%	587,861	-	1,113,700	-	669,101	-	242,518	-
1.80%	65,346	-	53,641	-	80,023	-	20,605	-
1.85%	235,430	-	154,561	-	162,382	-	48,129	-
1.90%	24,025	-	12,497	-	14,841	-	4,313	-
1.95%	563,838	-	253,843	-	331,756	-	129,092	-
2.00%	58,168	-	58,703	-	40,349	-	11,111	-
2.05%	168,004	-	24,535	-	43,048	-	14,857	-
2.10%	70,016	-	54,910	-	54,876	-	18,527	-
2.15%	11,871	-	34,261	-	26,117	-	3,080	-
2.20%	96,579	-	69,959	-	97,542	-	28,207	-
2.25%	6,960	-	4,876	-	7,177	-	2,251	-
2.30%	51,166	-	39,150	-	46,635	-	20,277	-
2.35%	12,272	-	31,254	-	6,767	-	4,496	-
2.40%	98,794	-	19,789	-	41,226	-	14,398	-
2.45%	9,060	-	10,141	-	4,451	-	2,074	-
2.50%	22,580	-	30,458	-	15,790	-	5,959	-
2.55%	7,030	-	4,827	-	3,291	-	1,236	-
2.60%	164	-	138	-	322	-	8	-
2.65%	6,067	-	3,684	-	2,952	-	3,292	-
2.70%	526	-	1,200	-	638	-	261	-
2.75%	8,413	-	28	-	902	-	156	-
2.80%	978	-	865	-	901	-	263	-
2.85%	2,551	-	58	-	1,736	-	202	-
2.90%	-	-	270	-	-	-	-	-
2.95%	-	-	470	-	-	-	-	-

3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$4,284,193	$202,908	$5,376,570	$244,977	$3,950,239	$746,642	$1,272,654	$59,448

	GVSSCS	GVGMNS	GVSIA	OVIGS	OVMS	OVB	OVGS	OVGSS

0.40%	$499	$39	$29	$-	$-	$-	$567	$-
0.60%	3	3	-	-	-	-	1,124	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	1,276
0.80%	-	-	-	-	472	1,417	2,852	-
0.85%	-	-	-	-	-	-	-	1,358
0.95%	-	-	-	-	-	-	-	9,721
1.05%	-	-	-	-	-	-	-	4,654
1.10%	-	-	-	298	-	-	-	3,719
1.15%	-	282	-	11,743	-	-	-	170,716
1.20%	-	-	-	-	-	-	-	1,263
1.25%	-	-	-	497	-	-	-	48,250
1.30%	-	16,371	-	113,129	278,407	189,555	1,187,086	175,174
1.35%	-	469	-	3,640	-	-	-	76,160
1.40%	-	55	-	1,446	125,838	110,802	505,145	10,688
1.45%	-	29	-	3,568	-	-	-	35,165
1.50%	-	32,057	-	84,305	-	-	-	214,202
1.55%	-	417	-	8,919	-	-	-	120,736
1.60%	-	10,963	-	15,474	-	-	-	68,768
1.65%	-	1,182	-	9,876	-	-	-	16,113
1.70%	-	-	-	438	-	-	-	6,977
1.75%	-	29,030	-	56,800	-	-	-	170,088
1.80%	-	2,009	-	6,312	-	-	-	39,647
1.85%	-	5,385	-	22,675	-	-	-	26,740
1.90%	-	-	-	263	-	-	-	3,165
1.95%	-	24,353	-	111,777	-	-	-	126,081
2.00%	-	1,131	-	1,110	-	-	-	2,807
2.05%	-	3,748	-	11,953	-	-	-	17,195
2.10%	-	2,545	-	4,367	-	-	-	18,423
2.15%	-	137	-	3,119	-	-	-	3,443
2.20%	-	4,175	-	8,418	-	-	-	53,634
2.25%	-	1,132	-	618	-	-	-	956
2.30%	-	342	-	12,577	-	-	-	19,764
2.35%	-	-	-	374	-	-	-	1,020
2.40%	-	1,430	-	16,617	-	-	-	40,429
2.45%	-	144	-	338	-	-	-	2,686
2.50%	-	49	-	6,411	-	-	-	6,669
2.55%	-	9	-	565	-	-	-	5,017
2.60%	-	-	-	-	-	-	-	3,411
2.65%	-	-	-	-	-	-	-	282
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	151
2.80%	-	-	-	-	-	-	-	106
2.85%	-	338	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$502	$137,824	$29	$517,627	$404,717	$301,774	$1,696,774	$1,506,654

	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS

0.40%	$1,938	$1,404	$879	$-	$335	$-	$-	$-
0.60%	917	696	-	-	-	-	-	-
0.65%	-	-	2,204	-	499	-	-	-
0.75%	-	-	5,178	-	1,408	-	-	59
0.80%	-	359	-	560	-	646	428	-
0.85%	-	-	7,616	-	1,747	-	-	583
0.95%	-	-	1,467	-	1,947	-	-	597
1.05%	-	-	652	-	2,943	-	-	1,019
1.10%	-	-	44,584	-	9,538	-	-	285
1.15%	-	-	370,196	-	117,390	-	-	24,111
1.20%	-	-	4,242	-	94	-	-	217
1.25%	-	-	29,656	-	9,039	-	-	2,322
1.30%	-	119,382	256,300	67,238	203,714	106,145	14,891	-
1.35%	-	-	96,537	-	50,316	-	-	7,368
1.40%	-	31,322	34,792	20,054	6,637	18,827	8,014	2,909
1.45%	-	-	34,380	-	15,252	-	-	8,694
1.50%	-	-	190,320	-	167,462	-	-	6,714
1.55%	-	-	430,175	-	112,272	-	-	19,649
1.60%	-	-	90,382	-	44,121	-	-	23,243
1.65%	-	-	47,381	-	20,371	-	-	2,795
1.70%	-	-	13,678	-	2,100	-	-	622
1.75%	-	-	698,711	-	220,029	-	-	10,835
1.80%	-	-	30,448	-	26,377	-	-	9,108
1.85%	-	-	106,625	-	58,931	-	-	489
1.90%	-	-	7,499	-	7,473	-	-	936
1.95%	-	-	174,625	-	141,568	-	-	2,695
2.00%	-	-	28,355	-	11,141	-	-	698
2.05%	-	-	22,317	-	24,598	-	-	196
2.10%	-	-	32,508	-	35,106	-	-	167
2.15%	-	-	22,103	-	4,289	-	-	475
2.20%	-	-	39,805	-	31,769	-	-	177
2.25%	-	-	3,594	-	2,464	-	-	1,166
2.30%	-	-	31,838	-	19,402	-	-	30
2.35%	-	-	24,854	-	1,284	-	-	-
2.40%	-	-	23,256	-	26,299	-	-	2
2.45%	-	-	4,350	-	2,902	-	-	209
2.50%	-	-	10,831	-	3,948	-	-	-
2.55%	-	-	7,590	-	5,004	-	-	-
2.60%	-	-	12	-	5,223	-	-	-
2.65%	-	-	377	-	4,663	-	-	-
2.70%	-	-	1,076	-	-	-	-	-
2.75%	-	-	1,567	-	87	-	-	-
2.80%	-	-	633	-	-	-	-	-
2.85%	-	-	127	-	234	-	-	-
2.90%	-	-	180	-	-	-	-	-
2.95%	-	-	498	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,855	$153,163	$2,934,398	$87,852	$1,399,976	$125,618	$23,333	$128,370

	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PVGIB

0.40%	$1,147	$341	$6,604	$9,660	$272	$71	$947	$-
0.60%	834	38	3,304	2,368	14	929	154	-
0.65%	-	-	3,992	4,563	-	-	-	-
0.75%	3,296	591	14,675	10,525	-	-	-	-
0.80%	-	2	335	-	-	-	-	-
0.85%	1,077	1,402	26,409	14,940	-	-	-	-
0.95%	-	5	4,871	2,494	-	-	-	-

1.05%	-	186	5,776	1,790	-	-	-	164
1.10%	886	2,369	54,953	4,482	-	5	-	11
1.15%	31,602	16,130	419,581	207,792	-	2,843	-	5,363
1.20%	-	-	1,749	97	-	-	-	-
1.25%	330	3,521	25,887	4,623	-	162	-	1,015
1.30%	63,771	45,650	1,754,056	1,297,914	-	15,342	-	-
1.35%	13,649	13,330	117,493	87,263	-	324	-	573
1.40%	3,630	4,806	56,651	29,247	-	160	-	368
1.45%	1,748	4,987	46,738	34,093	-	701	-	1,031
1.50%	103,225	41,258	533,681	520,083	-	16,961	-	593
1.55%	9,507	18,068	337,208	81,237	-	1,360	-	8,027
1.60%	81,322	25,989	194,384	317,597	-	8,674	-	-
1.65%	20,034	6,742	96,933	75,031	-	1,560	-	24
1.70%	1,616	345	8,064	783	-	-	-	386
1.75%	131,898	50,976	1,218,353	987,511	-	7,853	-	5,632
1.80%	33,286	7,091	77,504	105,140	-	4,590	-	788
1.85%	6,164	9,077	320,762	262,798	-	2,044	-	405
1.90%	-	-	13,322	4,589	-	-	-	558
1.95%	83,100	21,493	461,334	408,530	-	23,870	-	422
2.00%	9,151	2,064	46,299	21,987	-	344	-	-
2.05%	12,831	32,699	68,822	97,460	-	104	-	-
2.10%	14,868	4,350	69,303	72,083	-	330	-	778
2.15%	2,670	3,872	23,314	25,546	-	868	-	-
2.20%	31,752	13,159	118,788	152,476	-	2,050	-	-
2.25%	2,515	1,600	10,957	6,173	-	285	-	-
2.30%	9,179	8,304	87,188	94,722	-	414	-	-
2.35%	-	1,619	19,224	4,859	-	-	-	-
2.40%	11,619	8,048	19,957	73,586	-	16,352	-	-
2.45%	1,262	1,096	14,268	9,742	-	103	-	187
2.50%	4,779	1,817	21,820	29,648	-	4	-	-
2.55%	2,549	1,799	19,379	25,955	-	-	-	-
2.60%	350	-	41	2,079	-	-	-	-
2.65%	-	511	2,980	1,555	-	-	-	-
2.70%	-	-	811	496	-	-	-	-
2.75%	1,822	342	1,212	22,961	-	-	-	-
2.80%	-	-	349	6,474	-	-	-	-
2.85%	-	-	1,491	1,610	-	-	-	-
2.90%	-	-	66	-	-	-	-	-
2.95%	-	-	218	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$697,469	$355,677	$6,331,106	$5,124,562	$286	$108,303	$1,101	$26,325

	PVGOB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS	TRHS2

0.40%	$-	$-	$-	$-	$-	$1,045	$692	$1,996
0.60%	-	-	-	-	-	99	714	2,238
0.65%	-	-	-	-	-	-	-	367
0.75%	-	-	-	-	-	-	-	6,478
0.80%	-	-	-	558	-	-	-	3,337
0.85%	-	-	-	-	-	-	-	22,562
0.95%	12	-	86	776	-	-	-	9,724
1.05%	2	-	13	44	-	-	-	4,703
1.10%	-	-	-	225	-	-	8	6,768
1.15%	390	448	2,773	12,666	70	-	11,581	200,183
1.20%	-	-	-	11	-	-	-	798
1.25%	128	164	1,094	1,349	3,576	-	224	15,627
1.30%	-	961	-	4,314	-	-	39,878	702,674
1.35%	6	-	45	1,878	686	-	4,818	77,162

1.40%	68	223	493	3,580	-	-	404	125,973
1.45%	107	301	775	805	-	-	120	16,634
1.50%	13	1,930	93	2,588	-	-	43,122	471,759
1.55%	243	416	2,258	12,214	-	-	2,054	160,846
1.60%	556	35	4,035	930	-	-	19,436	209,465
1.65%	-	124	12	-	-	-	3,764	103,028
1.70%	27	-	297	4,313	-	-	-	28,525
1.75%	41	4,125	295	5,688	-	-	29,470	385,646
1.80%	46	322	354	1,195	-	-	7,235	102,081
1.85%	24	400	184	1,544	-	-	4,385	166,305
1.90%	37	-	272	2,532	-	-	-	14,926
1.95%	-	1,260	-	2,442	-	-	53,859	409,302
2.00%	-	53	-	129	-	-	1,790	25,223
2.05%	-	600	-	1,144	-	-	4,533	89,706
2.10%	-	417	-	928	-	-	3,793	81,318
2.15%	-	-	-	1,235	-	-	1,130	10,566
2.20%	1	62	11	1,937	-	-	15,329	76,321
2.25%	-	-	-	36	-	-	2,013	6,445
2.30%	-	-	-	95	-	-	2,229	35,943
2.35%	-	-	-	137	-	-	-	5,470
2.40%	-	-	-	334	-	-	13,465	99,112
2.45%	-	-	-	-	-	-	957	3,912
2.50%	-	245	-	29	-	-	912	18,834
2.55%	-	-	-	-	-	-	368	22,172
2.60%	-	-	-	-	-	-	-	231
2.65%	-	-	-	-	-	-	-	5,698
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	11,351
2.80%	-	-	-	-	-	-	-	1,215
2.85%	-	64	-	-	-	-	-	3,443
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,701	$12,150	$13,090	$65,656	$4,332	$1,144	$268,283	$3,746,067

	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP

0.40%	$128	$-	$-	$-	$34,154	$8,277	$20,717	$1,602
0.60%	1,048	-	-	-	8,822	1,453	10,723	2,725
0.65%	-	-	-	-	-	-	-	29
0.75%	1,811	-	-	65	-	-	-	1,691
0.80%	72	43	1,385	998	-	-	-	980
0.85%	807	-	-	89	-	-	-	274
0.95%	323	-	-	-	-	-	-	289
1.05%	41	-	-	6	-	-	-	577
1.10%	514	-	-	1,872	-	-	-	5,494
1.15%	23,800	-	-	4,307	-	-	-	76,431
1.20%	-	-	-	-	-	-	-	13
1.25%	804	-	-	985	-	-	-	16,966
1.30%	100,455	66,823	154,792	168,701	-	-	-	312,445
1.35%	8,981	-	-	2,267	-	-	-	56,960
1.40%	10,524	37,420	63,540	44,816	-	-	-	21,199
1.45%	2,305	-	-	382	-	-	-	8,471
1.50%	62,227	-	-	8,772	-	-	-	578,725
1.55%	28,750	-	-	6,884	-	-	-	92,272
1.60%	34,404	-	-	3,248	-	-	-	343,556
1.65%	15,431	-	-	1,846	-	-	-	62,273
1.70%	513	-	-	24	-	-	-	3,182

1.75%	68,344	-	-	5,622	-	-	-	505,997
1.80%	14,185	-	-	2,591	-	-	-	132,124
1.85%	25,125	-	-	2,260	-	-	-	47,054
1.90%	-	-	-	-	-	-	-	1,134
1.95%	76,223	-	-	2,140	-	-	-	557,331
2.00%	4,508	-	-	3	-	-	-	58,464
2.05%	20,317	-	-	109	-	-	-	38,449
2.10%	7,424	-	-	392	-	-	-	52,320
2.15%	1,997	-	-	724	-	-	-	29,000
2.20%	21,060	-	-	14,231	-	-	-	169,402
2.25%	880	-	-	-	-	-	-	23,936
2.30%	8,823	-	-	1,825	-	-	-	41,619
2.35%	146	-	-	912	-	-	-	144
2.40%	13,366	-	-	221	-	-	-	116,818
2.45%	583	-	-	393	-	-	-	9,465
2.50%	2,151	-	-	-	-	-	-	10,947
2.55%	3,169	-	-	-	-	-	-	11,728
2.60%	-	-	-	-	-	-	-	356
2.65%	-	-	-	-	-	-	-	5,034
2.70%	-	-	-	-	-	-	-	-
2.75%	213	-	-	134	-	-	-	3,247
2.80%	297	-	-	-	-	-	-	165
2.85%	389	-	-	-	-	-	-	1,340
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$562,138	$104,286	$219,717	$276,819	$42,976	$9,730	$31,440	$3,402,228

	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF

0.40%	$1,302	$3,771	$149	$12,116	$116,011	$199,021	$28,083	$-
0.60%	2,952	1,927	41	365	3,700	1,607	317	-
0.65%	-	82	-	-	-	-	-	-
0.75%	1,285	450	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	735	1,545	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	1,310	530	-	-	-	-	-	-
1.15%	38,386	24,972	-	-	-	-	-	-
1.20%	63	-	-	-	-	-	-	-
1.25%	2,139	1,199	-	-	-	-	-	-
1.30%	168,226	157,765	-	-	-	-	-	2
1.35%	22,063	25,398	-	-	-	-	-	-
1.40%	13,049	6,527	-	-	-	-	-	490
1.45%	6,549	2,729	-	-	-	-	-	-
1.50%	183,678	155,817	-	-	-	-	-	-
1.55%	28,321	10,012	-	-	-	-	-	-
1.60%	184,104	100,018	-	-	-	-	-	-
1.65%	27,039	17,038	-	-	-	-	-	-
1.70%	527	893	-	-	-	-	-	-
1.75%	156,130	162,079	-	-	-	-	-	-
1.80%	57,689	36,673	-	-	-	-	-	-
1.85%	109,712	30,145	-	-	-	-	-	-
1.90%	15,202	3,103	-	-	-	-	-	-
1.95%	164,010	139,589	-	-	-	-	-	-
2.00%	14,665	7,457	-	-	-	-	-	-
2.05%	44,994	25,081	-	-	-	-	-	-

2.10%	16,031	8,825	-	-	-	-	-	-
2.15%	4,201	2,232	-	-	-	-	-	-
2.20%	47,860	30,552	-	-	-	-	-	-
2.25%	4,956	3,698	-	-	-	-	-	-
2.30%	20,527	27,957	-	-	-	-	-	-
2.35%	1,557	2,093	-	-	-	-	-	-
2.40%	55,780	30,434	-	-	-	-	-	-
2.45%	4,480	2,006	-	-	-	-	-	-
2.50%	4,540	6,821	-	-	-	-	-	-
2.55%	5,463	3,010	-	-	-	-	-	-
2.60%	467	-	-	-	-	-	-	-
2.65%	5,108	1,509	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	1,261	1,027	-	-	-	-	-	-
2.80%	278	-	-	-	-	-	-	-
2.85%	755	420	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,417,394	$1,035,384	$190	$12,481	$119,711	$200,628	$28,400	$492

	SVOF	WFVSCG	WFVOG2	WFVTRB	CAF	CAF2

0.40%	$-	$458	$-	$-	$134	$379
0.60%	-	931	-	-	146	-
0.65%	-	136	-	-	-	186
0.75%	-	744	-	-	-	489
0.80%	-	193	-	-	1,908	-
0.85%	-	3,237	-	-	-	179
0.95%	-	268	-	-	-	74
1.05%	-	1,810	-	-	-	-
1.10%	-	11,079	-	-	-	548
1.15%	-	43,885	24	66	-	12,811
1.20%	-	-	-	-	-	-
1.25%	-	3,706	-	640	-	522
1.30%	3,381	183,516	-	-	100,035	53,504
1.35%	-	19,198	-	-	-	5,092
1.40%	92	9,054	195	-	29,732	3,657
1.45%	-	5,640	-	-	-	1,062
1.50%	-	136,481	-	-	-	35,012
1.55%	-	48,413	-	-	-	5,241
1.60%	-	59,236	10	-	-	16,447
1.65%	-	58,729	-	-	-	6,826
1.70%	-	603	-	-	-	374
1.75%	-	171,641	36	-	-	50,410
1.80%	-	27,319	-	-	-	1,005
1.85%	-	34,619	-	-	-	15,025
1.90%	-	1,960	-	-	-	112
1.95%	-	120,399	-	-	-	19,190
2.00%	-	12,834	-	-	-	1,532
2.05%	-	18,936	-	-	-	1,184
2.10%	-	17,649	-	-	-	3,388
2.15%	-	1,226	-	-	-	2,030
2.20%	-	26,861	-	-	-	12,630
2.25%	-	3,266	-	-	-	1,710
2.30%	-	19,184	-	-	-	3,747
2.35%	-	2,919	-	-	-	90
2.40%	-	14,429	-	-	-	4,353

2.45%	-	1,894	-	-	-	76
2.50%	-	5,693	-	-	-	2,515
2.55%	-	2,521	-	-	-	311
2.60%	-	3,694	-	-	-	-
2.65%	-	332	-	-	-	102
2.70%	-	109	-	-	-	-
2.75%	-	623	-	-	-	206
2.80%	-	-	-	-	-	-
2.85%	-	854	-	-	-	-
2.90%	-	-	-	-	-	-
2.95%	-	-	-	-	-	-
3.00%	-	-	-	-	-	-
3.05%	-	-	-	-	-	-
3.10%	-	-	-	-	-	-
3.40%	-	-	-	-	-	-

Totals	$3,473	$1,076,279	$265	$706	$131,955	$262,019

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $829,353,142 and $863,623,573, respectively, and total transfers from the Account to the fixed account were $214,512,282 and $174,110,991, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $7,689,003 and $11,029,980 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $21,255,695 and $10,475,963 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $4,940,210 and $6,535,371 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$48,380,856,050	$-	$-	$48,380,856,050

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
VA Situs Fund (HVSIT)	$6,960,958	$2,976,055
Mid Cap Growth Portfolio - Class S Shares (ALMCS)	849	87,420
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	2,501	40,674
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	531,775	2,860,705
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	37,681	43,616
VP Inflation Protection Fund - Class I (ACVIP1)	225,150	110,963
Growth Fund - Class 1 (AFGF)	1,063,826	1,481,712
High-Income Bond Fund - Class 1 (AFHY)	213,486	140,182
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)	38,589,292	58,353,103
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	50,373	86,326
BlackRock High Yield V.I. Fund - Class III (BRVHY3)	11,380,695	3,346,792
BlackRock Total Return V.I. Fund -Class III (BRVTR3)	103,372,818	1,522,452
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	117,533,412	3,872,508
Global Allocation V.I. Fund - Class III (MLVGA3)	14,697,283	45,632,677
Money Market Portfolio(TM) (CHSMM)	3,550,780	7,061,292
VIP Value Series: Service Class (DWVVLS)	362,984	160,885
VIP Small Cap Value Series: Service Class (DWVSVS)	24,109,114	4,510,078
Stock Index Fund, Inc. - Initial Shares (DSIF)	11,992,737	27,332,773
Stock Index Fund, Inc. - Service Shares (DSIFS)	16,635,030	26,475,141
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	4,296,295	5,292,252
Floating-Rate Income Fund (ETVFR)	39,907,324	21,821,982
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	360,814	251,639
Franklin Income Securities Fund - Class 2 (FTVIS2)	36,014,390	28,712,906
Rising Dividends Securities Fund - Class 2 (FTVRD2)	5,976,951	8,716,785
Small Cap Value Securities Fund - Class 2 (FTVSV2)	21,318,306	21,336,821
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	223,227	101,522
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	1,124,228	2,293,933
Templeton Foreign Securities Fund - Class 2 (TIF2)	2,505,490	7,893,360
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	7,878,717	19,401,877
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	11,556,342	12,898,640
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)	150,169	98,525
Franklin High Income Securities Fund: Class 2 (FTVHI2)	58,608	21,628
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	1,396,305	1,997,454
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	2,292,514	3,838,633
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	2,841	8,423
Mid Cap Value Portfolio: Class 1 (JPMMV1)	3,065,801	2,635,696
Balanced Portfolio: Service Shares (JABS)	1,617,546	2,518,402
Enterprise Portfolio: Service Shares (JAMGS)	68,945	98,811
Flexible Bond Portfolio: Service Shares (JAFBS)	36,464,782	6,755,920
Forty Portfolio: Service Shares (JACAS)	23,436,047	29,383,738
Global Technology Portfolio: Service Shares (JAGTS)	22,776,070	16,634,709
Overseas Portfolio: Service Shares (JAIGS)	6,525,478	11,450,932
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	22,230,303	7,094,757
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	13,761,687	1,934,839
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	1,345,009	1,008,294
New Discovery Series - Service Class (MNDSC)	5,312,509	3,985,605
Utilities Series - Service Class (MVUSC)	31,340	23,198
Value Series - Service Class (MVFSC)	60,673,220	33,558,911

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	31,362,646	15,994,316
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	10,562,955	2,744,375
Core Plus Fixed Income Portfolio - Class I (MSVFI)	920,534	887,182
Core Plus Fixed Income Portfolio - Class II (MSVF2)	1,303,992	2,696,378
Emerging Markets Debt Portfolio - Class I (MSEM)	104,291	244,224
Emerging Markets Debt Portfolio - Class II (MSEMB)	42,162	70,498
Global Real Estate Portfolio - Class II (VKVGR2)	72,851	43,918
U.S. Real Estate Portfolio - Class I (MSVRE)	371	3,594
U.S. Real Estate Portfolio - Class II (MSVREB)	38	599
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	82,111,609	4,890,849
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	332,481,696	5,538,917
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	6,409,484	6,658,683
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	40,643,382	19,945,991
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	623,645,879	99,915,307
American Funds NVIT Bond Fund - Class II (GVABD2)	405,643,454	56,988,390
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	46,656,967	21,767,588
American Funds NVIT Growth Fund - Class II (GVAGR2)	109,576,952	33,097,773
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	603,178,759	68,849,817
Federated NVIT High Income Bond Fund - Class I (HIBF)	56,369,328	52,056,431
NVIT Emerging Markets Fund - Class I (GEM)	799,715	2,119,640
NVIT Emerging Markets Fund - Class II (GEM2)	5,075,227	13,630,134
NVIT International Equity Fund - Class I (GIG)	533,054	3,022,807
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	4,938,714	5,730,872
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	4,016,371	9,480,778
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	2,718,367	4,356,617
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	366,483	695,169
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	13,739,185	19,696,261
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	11,431,289	7,076,099
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	186,755,322	99,432,548
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	276,463,237	251,825,346
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	95,177,789	76,492,173
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	259,279,635	227,865,586
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	44,830,096	43,580,061
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	75,598,621	70,037,391
NVIT Core Bond Fund - Class I (NVCBD1)	1,589,219	1,038,903
NVIT Core Bond Fund - Class II (NVCBD2)	15,674,662	17,181,772
NVIT Core Plus Bond Fund - Class II (NVLCP2)	15,764,933	13,695,793
NVIT Nationwide Fund - Class I (TRF)	2,047,486	15,548,443
NVIT Nationwide Fund - Class II (TRF2)	2,246,980	21,849,442
NVIT Government Bond Fund - Class I (GBF)	39,522,458	55,751,575
NVIT International Index Fund - Class II (GVIX2)	379,510	88,314
NVIT International Index Fund - Class VIII (GVIX8)	9,095,071	4,654,800
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	22,891,079	30,722,059
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	169,986,502	19,072,927
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	89,982,039	95,367,697
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	122,984,247	79,222,901
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	176,960,791	247,334,734
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	77,359,566	118,041,218
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	68,663,854	55,169,531
NVIT Mid Cap Index Fund - Class I (MCIF)	40,425,894	14,893,493
NVIT Money Market Fund - Class I (SAM)	220,132,926	227,452,131
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	961,142	3,169,341
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	6,965,846	16,959,274
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	231,897	602,894
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	12,031,761	13,036,053
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,834,786	1,685,582
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	18,560,785	15,829,502
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,065,735	1,061,010
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	29,609,191	13,771,073
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	18,242,961	20,415,901

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	18,880,596	28,342,991
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	421,229	85,227
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	33,870,234	44,752,508
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	1,945,438	2,040,199
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	11,036,150	7,379,324
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	3,877,318	4,251,466
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	9,787,359	5,278,232
NVIT Multi-Manager Small Company Fund - Class I (SCF)	10,222,133	8,517,251
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	10,642,131	8,954,029
NVIT Multi-Sector Bond Fund - Class I (MSBF)	40,652,416	37,234,647
NVIT Short Term Bond Fund - Class II (NVSTB2)	27,416,971	16,619,328
NVIT Large Cap Growth Fund - Class I (NVOLG1)	113,191,482	47,028,562
NVIT Large Cap Growth Fund - Class II (NVOLG2)	125,817,697	46,441,559
Templeton NVIT International Value Fund - Class III (NVTIV3)	22,186,454	24,355,798
Invesco NVIT Comstock Value Fund - Class I (EIF)	7,800	98,122
Invesco NVIT Comstock Value Fund - Class II (EIF2)	7,787,175	27,482,646
NVIT Real Estate Fund - Class I (NVRE1)	7,878,627	9,410,809
NVIT Real Estate Fund - Class II (NVRE2)	17,337,830	13,512,266
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	1,909,684	392,589
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	1,883,478	132,315
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	104,839,073	30,138,041
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	62,362,547	17,534,620
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	133,226,992	10,832,110
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	49,412,205	9,003,131
NVIT Small Cap Index Fund Class II (NVSIX2)	20,266,701	5,702,864
NVIT S&P 500 Index Fund Class II (GVEX2)	125,773,077	19,904,281
NW BlkRkNVITMgdGlblAllocII (NVMGA2)	88,843,581	1,476,233
Short Duration Bond Portfolio - I Class Shares (AMTB)	16,613,710	27,639,486
International Portfolio - S Class Shares (AMINS)	74,237	74,377
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	498	3,164
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	269,202	942,135
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	1,175	963
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,107,646	4,229,942
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)	296,565	1,848,226
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)	323,487	1,282,102
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)	196,204	1,312,927
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	12,075,689	2,527,191
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)	27,578	42,054
Real Return Portfolio - Advisor Class (PMVRA)	43,081	24,324
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	65,256	28,806
VPS Growth and Income Portfolio - Class B (ALVGIB)	545,169	1,044,703
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	451,504	41,789
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	20,992,054	16,664,490
VP Balanced Fund - Class I (ACVB)	2,510,233	4,488,917
VP Capital Appreciation Fund - Class I (ACVCA)	14,108	19,488
VP Income & Growth Fund - Class I (ACVIG)	1,146,594	2,362,386
VP Income & Growth Fund - Class II (ACVIG2)	252,355	726,460
VP Inflation Protection Fund - Class II (ACVIP2)	28,467,411	30,963,812
VP International Fund - Class I (ACVI)	74	1,383
VP Mid Cap Value Fund - Class I (ACVMV1)	6,072,693	2,553,319
VP Mid Cap Value Fund - Class II (ACVMV2)	48,283,215	16,107,327
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	7,703,289	2,756,289
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	13,311,521	11,076,102
Appreciation Portfolio - Initial Shares (DCAP)	4,355,000	5,230,537
Appreciation Portfolio - Service Shares (DCAPS)	18,184,347	16,100,084
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	550,865	740,932
Growth and Income Portfolio - Initial Shares (DGI)	1,734,987	2,008,415
Managed Tail Risk Fund II: Service Shares (FCA2S)	17,929	146,752
Quality Bond Fund II - Primary Shares (FQB)	527,649	1,491,606
Quality Bond Fund II - Service Shares (FQBS)	1,464,717	4,965,478

Contrafund(R)Portfolio - Service Class 2 (FC2)	24,859	24,839
Equity-Income Portfolio - Initial Class (FEIP)	25,940,683	34,967,204
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	205,457	1,150,155
High Income Portfolio - Initial Class (FHIP)	4,156,172	6,592,199
VIP Asset Manager Portfolio - Initial Class (FAMP)	6,326,470	14,162,939
VIP Balanced Portfolio - Service Class 2 (FB2)	97,788,834	235,615
VIP Contrafund(R) Portfolio - Initial Class (FCP)	4,208	4,278
VIP Energy Portfolio - Service Class 2 (FNRS2)	21,378,694	8,477,214
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	36,443,250	25,421,957
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,229,887	1,978,851
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	27,450,815	13,877,921
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,535,505	2,044,746
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	22,772,161	38,845,403
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,214,286	943,112
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	6,729,193	8,579,116
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	80,020,927	223,974
VIP Growth Portfolio - Initial Class (FGP)	33,309,842	39,654,494
VIP Growth Portfolio - Service Class 2 (FG2)	50,696,332	50,323,321
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,304,293	2,960,011
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	118,347,708	47,197,554
VIP Mid Cap Portfolio - Service Class (FMCS)	1,557,993	4,349,851
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	22,322,834	28,417,683
VIP Overseas Portfolio - Initial Class (FOP)	931,301	8,052,115
VIP Overseas Portfolio - Service Class 2 (FO2)	7,759,880	9,299,496
VIP Value Strategies Portfolio - Service Class (FVSS)	229,663	821,427
Structured Small Cap Equity Fund: Service Shares (GVSSCS)	93,828	34,139
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	1,555,213	1,175,980
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	154	29
International Growth Fund/VA- Service Shares (OVIGS)	12,002,223	2,416,146
Capital Income Fund/VA - Non-Service Shares (OVMS)	1,124,550	3,643,588
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)	46,296	46,284
Core Bond Fund/VA - Non-Service Shares (OVB)	1,889,194	4,700,051
Global Securities Fund/VA - Non-Service Shares (OVGS)	10,133,870	18,672,780
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	10,180,752	13,196,149
International Growth Fund/VA - Non-Service Shares (OVIG)	163,051	135,516
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	2,936,011	2,137,203
Main Street Fund(R)/VA - Service Class (OVGIS)	38,819,430	28,243,163
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,319,779	1,570,582
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	7,258,123	13,077,638
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,076,661	2,190,350
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	498,520	546,690
Global Strategic Income Fund/VA: Service Shares (OVSBS)	834,354	1,976,961
All Asset Portfolio - Advisor Class (PMVAAD)	4,668,398	6,399,130
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	10,469,418	11,839,940
Low Duration Portfolio - Advisor Class (PMVLAD)	59,926,411	58,281,903
Total Return Portfolio - Advisor Class (PMVTRD)	53,653,357	40,759,027
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	10,357	8,790
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	4,169,532	1,262,914
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	270,960	38,008
VT Growth & Income Fund: Class IB (PVGIB)	118,476	570,389
VT Growth Opportunities Fund: Class IB (PVGOB)	1,051,844	41,539
VT International Equity Fund: Class IB (PVTIGB)	1,546,399	151,943
VT Voyager Fund: Class IB (PVTVB)	65,680	1,184,617
VI American Franchise Fund - Series II Shares (ACEG2)	720,149	1,884,093
Diversified Stock Fund Class A Shares (VYDS)	17,662	215,158
Small-Cap Portfolio - Investment Class (ROCSC)	116,001	57,871
Variable Fund - Multi-Hedge Strategies (RVARS)	3,102,707	2,539,692
Blue Chip Growth Portfolio - II (TRBCG2)	9,920	9,915
Equity Income Portfolio - II (TREI2)	54,681	54,808

Health Sciences Portfolio - II (TRHS2)	21,757,873	65,455,143
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	33,107,521	22,107,460
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	15,768	1,109,647
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	689,447	3,198,002
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	120,752	3,431,056
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	2,108,306	695,846
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)	114,397	504,563
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	2,277,347	1,913,983
Variable Insurance Portfolios - Asset Strategy (WRASP)	2,408,411	49,738,993
Variable Insurance Portfolios - High Income (WRHIP)	22,647,735	15,472,104
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	9,359,275	7,678,693
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	5,728	295
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	581,339	928,754
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	4,615,053	4,500,634
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	7,494,192	4,371,177
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	820,296	1,266,292
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	4,522	4,324
Advantage VT Opportunity Fund - Class 2 (SVOF)	32,813	27,870
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	16,553,179	20,122,790
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)	916	15,425
Advantage VT Total Return Bond Fund - Class 2 (Obsolete) (WFVTRB)	814	310,379
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	2,984,792	34,616,147
American Century NVIT Growth Fund -Class II (Obsolete) (CAF2)	8,855,388	59,310,903

	$7,357,001,270	$4,219,714,276

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Situs Fund (HVSIT)
2016	0.40%	to	2.55%	1,272,457	$17.86	to	$15.61	$21,151,245	0.61%	10.56%	to	8.18%
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
2013	0.40%	to	2.60%	2,149,202	17.91	to	16.68	37,089,198	0.35%	31.39%	to	28.49%
2012	0.40%	to	2.65%	1,678,205	13.63	to	12.97	22,301,050	0.00%	22.13%	to	19.37%
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
2015	0.95%	to	1.05%	17,677	19.33	to	19.09	339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
2013	0.95%	to	1.05%	29,458	18.67	to	18.47	545,847	0.00%	34.12%	to	33.98%
2012	0.95%	to	1.05%	29,102	13.92	to	13.79	402,340	0.00%	14.59%	to	14.47%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
2013			0.40%	1,477	10.56			15,595	0.36%			5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
2013	1.15%	to	2.60%	742,493	11.25	to	10.97	8,266,416	0.30%	10.65%	to	9.02%
2012	1.15%	to	2.55%	196,701	10.16	to	10.07	1,991,149	0.09%	1.64%	to	0.68%	****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
2015			0.40%	330			6.21	2,050	0.94%			-37.88%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
2013	0.40%	to	0.60%	5,112	9.09	to	9.08	46,489	0.76%	-9.06%	to	-9.18%	****
Growth Fund - Class 1 (AFGF)
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%
2015			1.30%	92,503			124.67	11,532,578	0.80%			5.73%
2014			1.30%	106,861			117.92	12,601,077	1.44%			7.37%
2013			1.30%	112,638			109.82	12,370,410	1.18%			28.74%
2012			1.30%	125,616			85.31	10,715,793	1.06%			16.65%
High-Income Bond Fund - Class 1 (AFHY)
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
2015			1.30%	13,269			52.44	695,779	5.38%			-8.15%
2014			1.30%	21,295			57.09	1,215,827	4.36%			-0.51%
2013			1.30%	24,207			57.38	1,389,069	7.34%			5.51%
2012			1.30%	35,854			54.39	1,950,049	7.73%			12.42%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
2013	0.40%	to	2.55%	32,981,115	11.10	to	11.87	395,954,374	2.15%	11.03%	to	17.51%	****
2012	1.15%	to	2.30%	1,300,941	10.12	to	10.10	13,160,237	1.27%	1.22%	to	1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
2015			1.30%	21,051			35.86	754,989	1.59%			0.61%
2014			1.30%	25,113			35.65	895,197	1.33%			3.87%
2013			1.30%	26,433			34.32	907,146	0.87%			-4.14%
2012			1.30%	30,588			35.80	1,095,025	1.20%			0.88%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
2013	0.40%	to	2.65%	16,742,221	15.91	to	14.30	251,321,137	1.27%	13.96%	to	11.38%
2012	0.65%	to	2.65%	11,530,622	13.83	to	12.84	154,015,464	1.60%	9.25%	to	7.05%
Money Market Portfolio(TM) (CHSMM)
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
2013	0.65%	to	1.55%	949,742	9.88	to	9.91	9,707,822	0.01%	-0.64%	to	-1.54%
2012	0.65%	to	1.55%	1,047,948	9.94	to	10.06	10,825,869	0.01%	-0.64%	to	-1.54%
VIP Value Series: Service Class (DWVVLS)
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
2013	0.40%	to	0.60%	19,338	11.68	to	11.66	225,706	0.00%	16.78%	to	16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
2013	0.40%	to	2.65%	466,331	12.31	to	12.12	5,692,293	0.00%	23.09%	to	21.23%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
2015	0.80%	to	1.40%	4,605,478	41.30	to	46.86	219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
2013	0.80%	to	1.40%	5,646,503	36.59	to	42.03	241,002,392	1.84%	30.97%	to	30.18%
2012	0.80%	to	1.40%	6,373,721	27.94	to	32.29	208,787,008	2.02%	14.81%	to	14.11%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
2013	0.40%	to	2.70%	8,091,350	14.20	to	19.50	174,125,566	1.62%	31.18%	to	28.15%
2012	0.40%	to	2.85%	7,884,652	10.82	to	13.70	131,104,877	1.82%	15.01%	to	12.18%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
2013	0.80%	to	1.40%	1,265,074	28.60	to	33.42	44,786,596	1.26%	33.27%	to	32.46%
2012	0.80%	to	1.40%	1,435,555	21.46	to	25.23	38,303,631	0.82%	11.08%	to	10.40%
Floating-Rate Income Fund (ETVFR)
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%	****
2013	0.40%	to	0.60%	16,659	10.13	to	10.12	168,751	1.47%	1.34%	to	1.20%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
2013	0.40%	to	0.60%	14,671	8.97	to	8.96	131,494	2.12%	-10.27%	to	-10.39%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Income Securities Fund - Class 2 (FTVIS2)
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
2013	0.40%	to	2.80%	13,882,728	18.86	to	13.22	202,498,769	6.27%	13.49%	to	10.75%
2012	0.65%	to	2.80%	11,580,755	12.21	to	11.94	150,710,957	6.36%	11.92%	to	9.49%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
2013	0.95%	to	2.65%	2,397,373			20.72	56,329,577	1.57%			26.25%
2012	0.95%	to	2.80%	2,898,040	16.13	to	14.96	53,163,767	1.62%	10.90%	to	8.82%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%
2013	0.40%	to	3.05%	4,717,626	17.92	to	25.37	150,768,164	1.32%	35.69%	to	32.09%
2012	0.40%	to	3.20%	5,909,169	13.21	to	18.92	140,705,161	0.76%	17.91%	to	14.59%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
2013	0.40%	to	0.60%	26,408	11.50	to	11.48	303,453	1.18%	14.97%	to	14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
2013	0.95%	to	2.25%	142,773	21.80	to	22.95	3,570,304	2.39%	21.80%	to	20.21%
2012	0.95%	to	2.25%	165,137	17.90	to	19.09	3,401,372	2.97%	17.11%	to	15.57%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
2015	0.40%	to	2.85%	13,724,392	9.49	to	9.20	126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
2013	0.40%	to	0.60%	39,602	9.81	to	9.80	388,126	0.28%	-1.87%	to	-2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
2013	0.40%	to	2.65%	5,051,846	19.67	to	11.54	61,795,172	11.10%	23.28%	to	20.49%
2012	0.75%	to	2.65%	2,790,624	10.48	to	9.58	28,120,573	2.64%	14.47%	to	12.27%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
2013			0.40%	1,291			9.99	12,900	0.00%			-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2016	0.40%	to	0.60%	19,397	10.74	to	10.66	207,191	6.75%	16.48%	to	16.25%
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
2013	0.40%	to	0.60%	9,757	10.23	to	10.22	99,686	0.00%	2.29%	to	2.15%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
2013	0.40%	to	2.65%	571,438	12.82	to	12.34	7,167,431	0.61%	27.95%	to	25.06%
2012	0.40%	to	2.65%	153,532	10.02	to	9.87	1,525,895	0.00%	0.19%	to	-1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2016	0.75%	to	2.55%	1,167,613	14.18	to	13.02	15,980,455	0.00%	-0.18%	to	-1.99%
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
2013	0.75%	to	2.75%	1,802,302	13.26	to	12.81	23,558,853	0.22%	35.58%	to	32.85%
2012	0.75%	to	2.85%	2,201,353	9.78	to	9.64	21,398,232	0.00%	-2.23%	to	-3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
2013			0.40%	5,179			9.92	51,350	1.57%			-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
2013	0.80%	to	1.40%	706,041	23.61	to	22.27	15,844,686	0.92%	31.24%	to	30.45%
2012	0.80%	to	1.40%	597,636	17.99	to	17.07	10,278,714	0.98%	19.41%	to	18.69%
Balanced Portfolio: Service Shares (JABS)
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
2013	0.95%	to	2.20%	528,268	21.53	to	20.44	11,547,602	1.97%	18.66%	to	17.17%
2012	0.95%	to	2.20%	637,267	18.14	to	17.44	11,759,269	2.54%	12.30%	to	10.88%
Enterprise Portfolio: Service Shares (JAMGS)
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
2013	0.40%	to	0.60%	836	12.20	to	12.18	10,189	0.04%	21.97%	to	21.80%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
2015	0.40%	to	2.50%	1,919,575	9.85	to	9.71	18,752,458	1.71%	-1.54%	to	-2.94%	****
Forty Portfolio: Service Shares (JACAS)
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
2013	0.40%	to	2.80%	7,528,794	13.26	to	22.48	160,065,223	0.58%	30.36%	to	27.22%
2012	0.40%	to	2.95%	8,531,781	10.17	to	17.41	141,263,768	0.59%	23.36%	to	20.20%
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
2013	0.40%	to	2.65%	2,738,469	12.66	to	13.01	27,240,388	0.00%	26.60%	to	31.81%	****
2012	0.75%	to	2.55%	2,402,225	10.00	to	9.87	17,312,385	0.00%	-0.02%	to	-1.25%	****
Overseas Portfolio: Service Shares (JAIGS)
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
2013	0.75%	to	2.65%	3,552,741	11.30	to	29.98	76,740,060	3.02%	13.42%	to	11.25%
2012	0.75%	to	2.65%	4,239,187	9.96	to	26.94	80,356,795	0.91%	-0.39%	to	10.17%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
2013	0.40%	to	0.60%	4,129	9.90	to	9.89	40,843	2.84%	-0.97%	to	-1.11%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
New Discovery Series - Service Class (MNDSC)
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
2013	0.40%	to	2.65%	1,688,392	14.47	to	13.93	23,938,810	0.00%	40.65%	to	37.48%
2012	0.40%	to	2.55%	250,099	10.29	to	10.14	2,551,639	0.00%	2.90%	to	1.41%	****
Utilities Series - Service Class (MVUSC)
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
2013			0.40%	1,989			10.55	20,979	1.31%			5.48%	****
Value Series - Service Class (MVFSC)
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%
2013	0.40%	to	3.05%	15,568,092	14.46	to	20.15	386,356,234	0.99%	35.05%	to	31.46%
2012	0.40%	to	3.20%	16,598,824	10.71	to	15.10	308,624,081	1.41%	15.42%	to	12.17%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
2013	0.40%	to	2.80%	9,380,271	15.53	to	14.20	139,601,593	1.42%	27.12%	to	24.06%
2012	0.40%	to	2.65%	6,568,051	12.22	to	11.50	77,870,623	1.47%	15.47%	to	12.85%
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
2013	0.80%	to	1.40%	94,101	12.66	to	12.08	1,143,334	3.69%	-1.11%	to	-1.71%
2012	0.80%	to	1.40%	114,987	12.80	to	12.29	1,420,643	4.60%	8.56%	to	7.90%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
2013	0.95%	to	2.55%	1,277,247	13.12	to	10.95	15,607,321	3.45%	-1.52%	to	-3.12%
2012	0.95%	to	2.70%	1,488,971	13.32	to	11.13	18,531,355	4.40%	8.15%	to	6.24%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
2013	0.80%	to	1.40%	98,656	28.02	to	25.35	2,529,866	4.00%	-9.48%	to	-10.03%
2012	0.80%	to	1.40%	119,137	30.95	to	28.18	3,393,878	2.84%	17.02%	to	16.31%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
2015	0.40%	to	2.05%	37,621	9.16	to	20.16	601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
2013	0.60%	to	2.05%	35,082	9.07	to	20.66	766,339	4.05%	-9.31%	to	-10.63%	***
2012	1.10%	to	2.05%	40,884	25.46	to	23.12	1,006,127	2.77%	16.58%	to	15.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Real Estate Portfolio - Class II (VKVGR2)
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
2013	0.40%	to	2.55%	8,643	9.20	to	9.39	82,016	3.95%	-8.04%	to	0.02%	****
2012	1.75%	to	2.55%	6,184	9.81	to	9.38	59,694	0.53%	27.67%	to	26.62%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013			1.35%	27			27.39	739	0.86%			0.38%
2012			1.35%	27			27.28	737	0.55%			14.06%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
2013	0.80%	to	1.40%	2,696,763	20.90	to	20.32	54,995,928	1.81%	30.84%	to	30.05%
2012	0.80%	to	1.40%	3,121,609	15.97	to	15.62	48,909,691	0.95%	13.74%	to	13.05%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
2013	0.40%	to	2.95%	8,531,980	21.11	to	18.70	170,779,673	1.70%	31.15%	to	27.79%
2012	0.40%	to	3.30%	9,244,748	16.09	to	14.44	142,658,402	0.80%	13.99%	to	10.66%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
2013	0.40%	to	3.10%	352,795,401	19.17	to	12.30	4,915,430,706	1.30%	22.79%	to	19.46%
2012	0.40%	to	3.25%	331,857,633	15.61	to	10.19	3,804,061,084	1.32%	15.25%	to	11.95%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
2013	0.40%	to	3.10%	135,018,265	11.27	to	9.87	1,507,737,411	1.87%	-2.96%	to	-5.59%
2012	0.40%	to	3.30%	106,649,138	11.61	to	10.32	1,236,279,493	2.29%	4.55%	to	1.49%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
2013	0.40%	to	2.95%	13,261,501	13.74	to	13.58	200,905,979	0.40%	28.13%	to	24.85%
2012	0.40%	to	3.30%	11,903,007	10.73	to	10.61	142,527,413	0.88%	21.60%	to	18.05%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
2013	0.40%	to	2.95%	23,231,955	13.37	to	12.23	316,995,054	0.33%	29.09%	to	25.79%
2012	0.40%	to	3.30%	21,178,621	10.35	to	9.49	226,732,776	0.22%	16.93%	to	13.52%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
2013	0.40%	to	3.10%	141,379,875	13.84	to	10.96	1,724,502,696	1.03%	32.44%	to	28.85%
2012	0.40%	to	3.30%	135,436,985	10.45	to	8.41	1,257,381,268	1.07%	16.59%	to	13.19%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
2013	0.95%	to	2.15%	255,684	18.96	to	18.59	5,137,094	6.06%	6.06%	to	4.77%
2012	0.95%	to	2.15%	317,408	17.88	to	17.75	6,043,995	7.51%	13.47%	to	12.09%
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
2015	0.40%	to	1.40%	494,600	7.82	to	17.35	8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%
2013	0.40%	to	1.40%	14,366	9.93	to	22.48	236,988	1.18%	-0.70%	to	-0.66%	****
2012	0.80%	to	1.40%	8,617	24.38	to	22.63	196,533	0.46%	16.28%	to	15.57%
NVIT Emerging Markets Fund - Class II (GEM2)
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
2013	1.15%	to	2.25%	28,105	34.04	to	30.14	924,616	0.92%	-0.73%	to	-1.83%
2012	1.15%	to	2.25%	32,659	34.28	to	30.70	1,087,434	0.21%	15.64%	to	14.35%
NVIT International Equity Fund - Class I (GIG)
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
2013	0.40%	to	1.40%	8,336	11.23	to	13.81	101,582	0.68%	12.25%	to	16.18%	****
2012	0.80%	to	1.40%	3,168	12.80	to	11.88	38,015	0.84%	14.68%	to	13.99%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
2013	0.40%	to	2.75%	3,288,584	9.97	to	8.39	29,543,767	0.54%	17.09%	to	14.33%
2012	0.40%	to	2.75%	3,157,577	8.51	to	7.34	24,533,603	0.60%	14.76%	to	12.05%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
2013	0.80%	to	1.40%	7,038,080	13.02	to	12.58	88,865,814	1.01%	42.67%	to	41.81%
2012	0.80%	to	1.40%	7,916,101	9.12	to	8.87	70,427,668	1.41%	16.00%	to	15.30%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
2013	0.40%	to	2.80%	2,987,351	13.05	to	11.47	36,797,573	0.94%	42.96%	to	39.52%
2012	0.40%	to	2.75%	2,768,451	9.13	to	8.24	24,154,968	1.40%	16.37%	to	13.62%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
2013	0.80%	to	1.40%	271,583	14.38	to	13.89	3,790,960	0.91%	37.66%	to	36.82%
2012	0.80%	to	1.40%	234,137	10.44	to	10.15	2,387,237	1.29%	10.60%	to	9.93%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
2013	0.40%	to	3.05%	13,130,785	15.35	to	12.55	178,916,238	0.69%	38.00%	to	34.33%
2012	0.40%	to	3.20%	15,266,456	11.12	to	9.27	152,375,245	1.04%	10.94%	to	7.81%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
2013	0.75%	to	2.70%	3,708,333	20.22	to	11.48	45,281,166	1.36%	28.50%	to	25.98%
2012	0.75%	to	2.60%	2,931,734	15.73	to	9.16	28,162,711	1.04%	15.28%	to	13.13%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%
2013	0.40%	to	3.10%	159,209,883	13.66	to	11.11	1,940,345,195	1.72%	14.20%	to	11.10%
2012	0.40%	to	3.10%	145,128,586	11.96	to	10.00	1,561,559,296	1.57%	10.62%	to	7.61%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
2013	0.40%	to	3.00%	237,108,265	14.17	to	11.34	2,929,764,084	1.59%	20.76%	to	17.61%
2012	0.40%	to	3.00%	233,768,591	11.74	to	9.64	2,418,598,441	1.37%	13.19%	to	10.23%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
2015	0.40%	to	2.85%	61,515,066	13.47	to	10.38	708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
2013	0.65%	to	3.05%	63,620,813	13.09	to	10.60	736,273,959	1.73%	4.25%	to	1.73%
2012	0.65%	to	3.05%	67,968,499	12.55	to	10.42	761,069,541	1.92%	6.80%	to	4.21%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
2013	0.40%	to	3.40%	234,566,759	13.91	to	11.00	2,881,167,187	1.67%	17.33%	to	13.80%
2012	0.40%	to	3.40%	212,166,284	11.85	to	9.67	2,246,273,889	1.45%	11.92%	to	8.54%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
2013	0.75%	to	3.05%	33,028,201	14.02	to	11.26	405,457,133	1.46%	23.34%	to	20.49%
2012	0.75%	to	3.05%	36,890,388	11.37	to	9.35	369,237,595	1.20%	13.72%	to	11.08%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
2013	0.40%	to	2.95%	68,643,015	13.35	to	11.07	826,294,932	1.77%	10.79%	to	7.96%
2012	0.40%	to	2.95%	65,866,801	12.05	to	10.25	723,179,275	1.73%	9.60%	to	6.79%
NVIT Core Bond Fund - Class I (NVCBD1)
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
2013	0.80%	to	1.40%	190,072	12.47	to	12.05	2,298,921	2.07%	-2.70%	to	-3.28%
2012	0.80%	to	1.40%	263,240	12.81	to	12.46	3,289,537	3.36%	6.89%	to	6.24%
NVIT Core Bond Fund - Class II (NVCBD2)
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
2013	0.40%	to	3.05%	9,372,371	12.77	to	10.79	109,949,098	2.34%	-2.52%	to	-5.11%
2012	0.40%	to	3.05%	9,816,211	13.10	to	11.37	119,381,480	2.62%	7.05%	to	4.20%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
2013	0.40%	to	2.70%	3,944,916	13.88	to	11.91	50,288,214	1.66%	-2.44%	to	-4.69%
2012	0.40%	to	2.70%	3,683,753	14.23	to	12.50	48,657,773	2.17%	6.69%	to	4.22%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Nationwide Fund - Class I (TRF)
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
2013	0.80%	to	1.40%	1,835,389	30.02	to	32.82	135,786,101	1.30%	30.05%	to	29.27%
2012	0.80%	to	1.40%	2,096,623	23.09	to	25.39	119,341,085	1.37%	13.30%	to	12.61%
NVIT Nationwide Fund - Class II (TRF2)
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%
2013	0.40%	to	3.05%	8,102,028	12.61	to	15.55	158,792,423	1.02%	30.27%	to	26.80%
2012	0.65%	to	3.20%	9,811,244	9.45	to	12.08	148,902,932	1.11%	13.11%	to	10.20%
NVIT Government Bond Fund - Class I (GBF)
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
2013	0.40%	to	3.05%	20,054,696	11.92	to	10.49	305,167,631	1.88%	-4.44%	to	-6.98%
2012	0.40%	to	3.20%	22,621,715	12.47	to	11.11	368,323,060	2.12%	2.64%	to	-0.25%
NVIT International Index Fund - Class II (GVIX2)
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014			0.40%	5,529			10.39	57,426	3.50%			-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
2013	0.65%	to	2.60%	3,121,010	9.57	to	9.60	32,543,493	3.00%	20.22%	to	17.87%
2012	0.65%	to	2.75%	2,316,939	7.96	to	8.06	20,283,307	2.53%	17.44%	to	14.95%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
2013	0.40%	to	3.05%	10,396,960	20.61	to	18.31	232,623,098	1.52%	26.74%	to	23.37%
2012	0.75%	to	3.05%	12,793,695	10.08	to	14.84	229,284,249	1.39%	15.03%	to	12.36%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
2013	0.40%	to	3.05%	69,467,461	15.70	to	13.85	1,036,338,855	1.87%	12.97%	to	9.97%
2012	0.40%	to	3.05%	54,359,537	13.90	to	12.59	725,544,444	1.98%	8.95%	to	6.04%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
2013	0.40%	to	3.00%	85,633,495	17.83	to	15.76	1,450,611,221	1.78%	19.02%	to	15.91%
2012	0.40%	to	3.00%	82,215,483	14.98	to	13.60	1,182,944,342	1.83%	11.80%	to	8.88%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
2013	0.65%	to	2.80%	50,261,670	11.96	to	11.68	685,620,454	1.75%	4.15%	to	1.90%
2012	0.65%	to	2.80%	50,903,848	11.48	to	11.46	672,166,296	1.95%	4.49%	to	2.22%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
2013	0.40%	to	3.00%	155,762,593	13.00	to	15.05	2,804,955,904	1.71%	16.16%	to	13.13%
2012	0.40%	to	3.05%	155,508,138	11.19	to	13.24	2,443,754,059	1.64%	10.37%	to	7.42%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%
2013	0.40%	to	3.05%	55,228,742	13.06	to	16.98	1,164,979,300	1.58%	21.89%	to	18.65%
2012	0.65%	to	3.00%	67,732,226	10.57	to	14.38	1,179,694,762	1.55%	13.02%	to	10.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
2013	0.40%	to	3.00%	52,936,074	12.73	to	13.30	841,943,865	1.73%	10.05%	to	7.18%
2012	0.40%	to	3.05%	54,508,202	11.56	to	12.35	794,778,742	1.72%	7.61%	to	4.74%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
2013	0.40%	to	2.65%	4,806,703	17.12	to	27.77	136,319,618	1.14%	32.52%	to	29.52%
2012	0.40%	to	2.75%	4,886,268	12.92	to	19.40	105,624,395	1.09%	17.00%	to	14.24%
NVIT Money Market Fund - Class I (SAM)
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
2013	0.40%	to	2.95%	51,823,152	9.97	to	8.39	618,554,973	0.00%	-0.40%	to	-2.95%
2012	0.40%	to	3.30%	55,839,551	10.01	to	8.34	669,400,136	0.00%	-0.40%	to	-3.31%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
2015	0.80%	to	1.40%	2,745,069	9.62	to	9.52	26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
2013	0.40%	to	3.05%	15,025,508	12.47	to	10.06	164,321,828	0.99%	20.59%	to	17.39%
2012	0.40%	to	3.20%	17,611,397	10.34	to	8.51	161,275,138	0.33%	15.06%	to	11.82%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016	0.80%	to	1.40%	343,303	8.90	to	8.76	3,011,220	3.00%	4.39%	to	3.76%
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2016	0.40%	to	2.85%	3,854,051	8.94	to	12.32	56,323,559	2.61%	4.56%	to	2.00%
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
2013	0.95%	to	2.10%	30,305	15.62	to	16.25	519,923	2.15%	19.90%	to	18.51%
2012	0.95%	to	2.10%	35,976	13.03	to	13.71	517,528	0.12%	15.93%	to	14.58%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
2013	0.80%	to	1.40%	831,103	13.88	to	13.41	11,200,675	0.76%	33.66%	to	32.86%
2012	0.80%	to	1.40%	904,873	10.38	to	10.09	9,170,528	0.45%	15.42%	to	14.72%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
2013	0.40%	to	3.05%	9,742,636	14.13	to	12.03	127,555,037	0.50%	33.88%	to	30.32%
2012	0.40%	to	3.20%	10,753,793	10.55	to	9.16	106,290,589	0.22%	15.67%	to	12.42%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	0.80%	to	1.40%	222,753	18.65	to	17.91	4,009,163	1.85%	15.42%	to	14.73%
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%
2013	0.80%	to	1.40%	320,482	15.34	to	15.00	4,820,743	1.43%	34.36%	to	33.54%
2012	0.80%	to	1.40%	284,923	11.42	to	11.24	3,208,201	1.25%	16.87%	to	16.16%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2016	0.40%	to	2.85%	6,504,812	17.24	to	13.08	95,485,885	1.79%	15.58%	to	12.75%
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
2013	0.40%	to	2.65%	5,423,937	14.12	to	11.68	67,465,993	1.25%	34.49%	to	31.45%
2012	0.40%	to	2.80%	5,175,853	10.50	to	8.82	48,453,793	1.19%	17.12%	to	14.29%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
2013	0.80%	to	1.40%	14,421,413	14.79	to	14.29	207,116,635	0.00%	37.83%	to	37.00%
2012	0.80%	to	1.40%	16,471,475	10.73	to	10.43	172,515,313	0.00%	13.98%	to	13.29%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
2013	0.40%	to	3.05%	9,737,422	14.61	to	12.80	135,678,865	0.00%	38.05%	to	34.38%
2012	0.40%	to	3.20%	11,668,408	10.59	to	9.46	118,934,528	0.00%	14.18%	to	10.97%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014			0.40%	1,719			13.85	23,808	1.99%			16.68%
2013			0.40%	329			11.87	3,905	1.33%			18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
2013	0.65%	to	3.05%	20,097,001	15.67	to	13.65	301,002,162	1.16%	34.80%	to	31.54%
2012	0.40%	to	3.20%	22,970,709	12.07	to	10.30	257,001,207	1.09%	15.88%	to	12.61%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
2013	0.80%	to	1.40%	729,385	11.24	to	10.35	7,636,699	0.00%	43.14%	to	42.27%
2012	0.80%	to	1.40%	896,886	7.85	to	7.27	6,598,263	0.00%	12.53%	to	11.85%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
2015	0.40%	to	2.80%	1,375,061	14.43	to	17.12	29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
2013	0.40%	to	2.65%	1,124,666	14.11	to	19.65	24,462,929	0.00%	43.37%	to	40.14%
2012	0.40%	to	2.80%	1,133,372	9.84	to	12.56	17,482,428	0.00%	12.64%	to	9.92%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
2013	0.80%	to	1.40%	1,227,066	36.32	to	33.03	41,046,063	0.82%	39.28%	to	38.44%
2012	0.80%	to	1.40%	1,335,920	26.08	to	23.86	32,239,790	0.82%	19.48%	to	18.76%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%
2013	0.40%	to	2.70%	1,171,234	17.80	to	28.23	36,924,190	0.67%	39.46%	to	36.25%
2012	0.40%	to	2.90%	1,031,471	12.76	to	17.99	23,534,009	0.53%	19.82%	to	16.81%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
2013	0.60%	to	1.40%	1,570,642	12.91	to	53.92	85,139,423	0.13%	29.06%	to	38.94%	****
2012	0.80%	to	1.40%	1,793,384	43.04	to	38.81	70,518,786	0.15%	14.58%	to	13.88%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
2013	0.40%	to	2.95%	1,735,362	16.21	to	23.54	51,611,031	0.13%	39.99%	to	36.41%
2012	0.40%	to	2.95%	2,003,112	11.58	to	17.25	43,191,550	0.00%	14.76%	to	11.82%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
2013	0.40%	to	2.95%	12,261,303	12.91	to	12.29	187,266,465	3.53%	-1.52%	to	-4.04%
2012	0.40%	to	2.95%	10,834,509	13.11	to	12.81	169,630,801	2.63%	11.80%	to	8.93%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
2013	0.40%	to	2.95%	9,506,940	11.22	to	9.66	99,464,599	1.20%	-0.29%	to	-2.85%
2012	0.40%	to	3.30%	7,363,429	11.26	to	9.78	78,140,497	1.40%	3.11%	to	0.10%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
2013	0.80%	to	1.40%	18,014,768	21.71	to	21.10	381,522,398	0.77%	35.61%	to	34.79%
2012	0.80%	to	1.40%	20,923,729	16.01	to	15.66	328,501,051	0.69%	17.73%	to	17.02%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
2013	0.40%	to	2.95%	12,147,466	21.85	to	19.36	251,927,500	0.51%	35.74%	to	32.27%
2012	0.40%	to	2.95%	14,521,525	16.10	to	14.64	224,173,932	0.43%	17.95%	to	14.92%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
2013	0.40%	to	3.05%	15,771,695	17.11	to	15.08	255,205,998	1.81%	19.61%	to	16.43%
2012	0.40%	to	3.20%	17,866,204	14.30	to	12.88	244,192,723	2.44%	19.08%	to	15.73%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
2013	0.40%	to	0.60%	16,278	11.98	to	11.97	195,038	0.00%	19.85%	to	19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
2013	0.40%	to	3.05%	7,694,919	14.71	to	18.05	176,761,059	0.00%	34.76%	to	31.18%
2012	0.65%	to	3.20%	7,739,216	10.32	to	13.55	133,169,084	1.01%	17.40%	to	14.38%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Real Estate Fund - Class I (NVRE1)
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
2015	0.80%	to	1.40%	3,980,586	14.02	to	13.38	53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%
2013	0.80%	to	1.40%	4,873,879	11.68	to	11.28	55,228,629	1.41%	2.22%	to	1.60%
2012	0.80%	to	1.40%	5,802,593	11.42	to	11.10	64,663,437	1.03%	14.86%	to	14.16%
NVIT Real Estate Fund - Class II (NVRE2)
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
2013	0.40%	to	2.80%	6,586,101	23.76	to	10.24	72,709,206	1.27%	2.29%	to	-0.18%
2012	0.65%	to	2.80%	6,374,471	11.36	to	10.25	69,601,956	0.81%	14.83%	to	12.34%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2016	0.40%	to	2.45%	612,499	12.06	to	11.18	7,018,150	1.38%	8.33%	to	6.11%
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
2013	0.60%			2,099			11.20	23,510	0.71%			12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2016	1.15%	to	2.40%	320,782	12.20	to	11.64	3,833,860	1.84%	10.11%	to	8.72%
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
2013	0.40%	to	2.30%	20,316,134	11.03	to	10.89	222,426,695	3.28%	10.31%	to	8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
2013	0.40%	to	2.65%	9,283,008	10.89	to	10.73	100,339,679	3.34%	8.92%	to	7.27%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
2013	0.40%	to	2.30%	11,584,365	10.81	to	10.68	124,342,023	3.40%	8.14%	to	6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
2013	0.40%	to	2.30%	6,817,671	10.73	to	10.59	72,583,126	3.12%	7.25%	to	5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
2013	0.40%	to	2.80%	723,265	12.65	to	12.44	9,071,715	2.35%	26.46%	to	24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%
2013	0.40%	to	2.65%	3,743,803	11.77	to	11.59	43,701,775	3.41%	17.70%	to	15.92%	****
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
2013	0.40%	to	2.95%	13,156,674	10.61	to	8.93	150,853,109	2.17%	0.21%	to	-2.35%
2012	0.40%	to	3.05%	13,542,864	10.59	to	9.05	157,169,937	2.89%	4.19%	to	1.41%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
International Portfolio - S Class Shares (AMINS)
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
2013	0.80%	to	2.65%	1,294,218	19.93	to	19.92	29,316,744	0.68%	36.50%	to	33.96%
2012	0.80%	to	2.65%	1,432,779	14.60	to	14.87	23,889,201	0.22%	10.09%	to	8.03%
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
2013	1.30%	to	2.65%	496,927	10.77	to	10.60	5,328,079	0.96%	6.07%	to	4.62%
2012	1.50%	to	1.75%	28,003	10.15	to	10.14	284,049	0.00%	1.47%	to	1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
2013	1.30%	to	2.30%	402,119	11.72	to	11.58	4,688,876	1.59%	14.14%	to	12.98%
2012	1.50%	to	1.75%	14,748	10.27	to	10.26	151,391	0.00%	2.65%	to	2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
2013	1.15%	to	2.30%	189,573	11.39	to	11.23	2,144,830	1.25%	10.68%	to	9.39%
2012	1.50%	to	1.75%	7,494			10.28	77,059	0.00%			2.79%	****
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2016			0.40%	10,635			11.46	121,889	1.40%			6.06%
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
2013			0.40%	3,432			8.96	30,740	3.61%			-10.43%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
2015			0.40%	40,380			12.86	519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%
2013			0.40%	36,960			11.95	441,698	2.53%			15.81%
2012			0.40%	18,205			10.32	187,865	2.15%			12.92%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
2013	0.95%	to	2.30%	317,866	19.32	to	20.69	7,094,461	1.13%	33.31%	to	31.50%
2012	0.95%	to	2.30%	367,311	14.49	to	15.73	6,194,505	1.34%	16.13%	to	14.54%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
2013	0.40%	to	0.60%	14,380	12.32	to	12.30	177,100	0.23%	23.19%	to	23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
2013	0.40%	to	2.80%	2,947,714	17.28	to	25.87	92,748,360	0.41%	37.08%	to	33.78%
2012	0.40%	to	2.80%	2,682,273	12.61	to	19.34	62,525,958	0.29%	17.99%	to	15.14%
VP Balanced Fund - Class I (ACVB)
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
2013	0.80%	to	1.40%	1,136,387	27.95	to	29.22	35,660,596	1.58%	16.49%	to	15.78%
2012	0.80%	to	1.40%	1,270,811	23.99	to	25.24	34,413,231	2.06%	10.90%	to	10.23%
VP Income & Growth Fund - Class I (ACVIG)
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%
2013	0.80%	to	1.40%	970,158	19.03	to	17.31	17,004,656	2.23%	34.73%	to	33.92%
2012	0.80%	to	1.40%	1,072,863	14.13	to	12.92	14,026,017	2.08%	13.82%	to	13.13%
VP Income & Growth Fund - Class II (ACVIG2)
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
2013	0.95%	to	2.40%	242,506	19.51	to	20.00	5,200,052	1.95%	34.20%	to	32.23%
2012	0.95%	to	2.40%	266,974	14.54	to	15.12	4,322,744	1.82%	13.37%	to	11.70%
VP Inflation Protection Fund - Class II (ACVIP2)
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
2013	0.40%	to	2.95%	18,608,330	12.22	to	11.37	247,747,141	1.63%	-8.85%	to	-11.18%
2012	0.40%	to	3.30%	18,958,776	13.41	to	12.35	280,132,988	2.45%	6.96%	to	3.83%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
2013	0.40%	to	1.40%	559,245	11.62	to	17.23	9,698,315	1.22%	16.17%	to	28.29%	****
2012	0.80%	to	1.40%	537,946	13.99	to	13.43	7,269,434	2.03%	15.40%	to	14.70%
VP Mid Cap Value Fund - Class II (ACVMV2)
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
2013	0.40%	to	2.95%	5,082,599	17.78	to	17.86	102,297,713	1.07%	29.38%	to	26.07%
2012	0.40%	to	3.30%	5,121,977	13.74	to	13.78	80,532,667	1.88%	15.76%	to	12.38%
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
2013	0.40%	to	3.05%	3,719,928	18.38	to	25.70	110,561,514	1.08%	40.15%	to	36.43%
2012	0.40%	to	3.20%	3,907,331	13.11	to	18.56	83,997,413	0.46%	15.28%	to	12.03%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%
2015	0.80%	to	1.40%	1,207,976	24.43	to	21.84	26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
2013	0.80%	to	1.40%	1,661,858	23.55	to	21.31	35,885,502	1.94%	20.13%	to	19.41%
2012	0.80%	to	1.40%	1,973,392	19.60	to	17.84	35,662,378	3.67%	9.54%	to	8.88%
Appreciation Portfolio - Service Shares (DCAPS)
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
2013	0.40%	to	2.75%	5,967,733	14.41	to	16.98	121,280,253	1.72%	20.34%	to	17.50%
2012	0.40%	to	2.75%	6,144,933	11.97	to	14.45	105,436,097	3.22%	9.70%	to	7.10%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
2013	0.95%	to	2.25%	66,935	16.47	to	18.40	1,328,347	0.00%	46.81%	to	44.89%
2012	0.95%	to	2.25%	86,233	11.22	to	12.70	1,187,684	0.00%	19.09%	to	17.53%
Growth and Income Portfolio - Initial Shares (DGI)
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
2013	0.80%	to	1.40%	758,596	22.33	to	20.14	15,480,153	0.90%	35.69%	to	34.87%
2012	0.80%	to	1.40%	861,337	16.46	to	14.93	13,022,469	1.43%	17.13%	to	16.42%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2016	0.95%	to	2.25%	43,051	12.82	to	12.69	605,853	1.53%	-5.39%	to	-6.62%
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
2013	0.95%	to	2.30%	77,503	14.96	to	15.32	1,294,213	0.75%	15.01%	to	13.44%
2012	0.95%	to	2.40%	90,443	13.01	to	13.37	1,322,091	0.27%	8.98%	to	7.38%
Quality Bond Fund II - Primary Shares (FQB)
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
2013	0.80%	to	1.40%	613,836	16.26	to	15.15	9,376,584	4.42%	0.23%	to	-0.38%
2012	0.80%	to	1.40%	741,288	16.22	to	15.21	11,356,698	4.05%	8.84%	to	8.18%
Quality Bond Fund II - Service Shares (FQBS)
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
2013	0.95%	to	2.45%	2,269,504	14.39	to	12.22	30,823,735	4.10%	-0.21%	to	-1.72%
2012	0.95%	to	2.60%	2,755,559	14.42	to	12.25	37,620,602	3.95%	8.40%	to	6.59%
Equity-Income Portfolio - Initial Class (FEIP)
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
2013	0.80%	to	1.40%	6,152,207	33.84	to	40.53	363,993,754	2.44%	27.12%	to	26.35%
2012	0.80%	to	1.40%	7,055,782	26.62	to	32.08	329,203,117	3.02%	16.37%	to	15.66%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
2013	1.10%	to	2.65%	297,744	31.03	to	26.13	8,897,390	0.63%	28.75%	to	26.74%
2012	1.10%	to	2.65%	387,864	24.10	to	20.62	9,012,217	0.34%	25.66%	to	23.69%
High Income Portfolio - Initial Class (FHIP)
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
2013	0.80%	to	1.40%	1,392,887	21.89	to	22.62	45,516,358	5.54%	5.10%	to	4.46%
2012	0.80%	to	1.40%	1,611,234	20.83	to	21.66	50,388,870	5.46%	13.31%	to	12.63%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
2013	0.80%	to	1.40%	3,367,004	28.99	to	27.24	138,009,620	1.53%	14.78%	to	14.09%
2012	0.80%	to	1.40%	3,849,011	25.26	to	23.88	137,525,874	1.47%	11.58%	to	10.90%
VIP Balanced Portfolio - Service Class 2 (FB2)
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
2015	0.40%	to	2.85%	5,226,773	12.84	to	11.52	68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
2013	0.40%	to	2.80%	4,493,171	18.73	to	17.73	87,774,213	0.73%	23.65%	to	20.67%
2012	0.65%	to	2.80%	4,666,971	8.66	to	14.70	74,165,800	0.73%	4.05%	to	1.79%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
2013	0.40%	to	2.95%	11,637,287	13.10	to	16.93	245,481,919	2.46%	27.32%	to	24.06%
2012	0.40%	to	3.30%	10,692,821	10.29	to	13.18	179,943,768	2.97%	16.59%	to	13.18%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%
2013	0.80%	to	1.40%	425,084	14.35	to	13.69	5,859,696	1.53%	12.49%	to	11.81%
2012	0.80%	to	1.40%	468,537	12.75	to	12.25	5,769,429	1.84%	10.79%	to	10.12%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
2013	1.10%	to	2.65%	12,573,844	15.30	to	13.34	185,634,738	1.60%	11.95%	to	10.20%
2012	1.10%	to	2.65%	10,721,864	13.67	to	12.11	141,890,971	1.85%	10.35%	to	8.62%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
2013	0.80%	to	1.40%	826,009	14.17	to	13.53	11,258,198	1.72%	15.03%	to	14.33%
2012	0.80%	to	1.40%	847,317	12.32	to	11.83	10,089,918	1.93%	12.28%	to	11.60%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
2013	1.10%	to	2.95%	31,237,389	15.81	to	13.42	477,920,517	1.56%	14.36%	to	12.22%
2012	1.10%	to	2.95%	31,873,679	13.82	to	11.96	427,562,784	1.90%	11.82%	to	9.73%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
2013	0.80%	to	1.40%	781,125	14.34	to	13.69	10,777,551	1.71%	20.52%	to	19.80%
2012	0.80%	to	1.40%	716,045	11.90	to	11.43	8,239,150	2.06%	14.56%	to	13.86%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
2013	1.10%	to	2.60%	2,483,236	16.47	to	14.43	39,129,430	1.61%	20.07%	to	18.25%
2012	1.10%	to	2.60%	2,196,243	13.72	to	12.20	28,863,603	1.99%	13.91%	to	12.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****
VIP Growth Portfolio - Initial Class (FGP)
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
2013	0.80%	to	1.40%	5,049,679	30.18	to	37.76	380,764,588	0.28%	35.25%	to	34.43%
2012	0.80%	to	1.40%	5,741,037	22.31	to	28.09	320,126,389	0.57%	13.77%	to	13.08%
VIP Growth Portfolio - Service Class 2 (FG2)
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
2013	0.40%	to	2.95%	7,005,335	13.19	to	17.43	152,740,309	0.05%	35.46%	to	31.99%
2012	0.40%	to	2.95%	5,923,542	9.74	to	13.20	96,753,422	0.36%	13.94%	to	11.02%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
2013	0.80%	to	1.40%	1,326,705	14.54	to	13.63	18,227,034	1.98%	-2.67%	to	-3.26%
2012	0.80%	to	1.40%	1,867,877	14.94	to	14.09	26,515,130	2.20%	4.92%	to	4.28%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
2015	0.40%	to	2.95%	23,352,303	13.34	to	11.17	321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%
2013	0.40%	to	3.05%	27,684,133	12.84	to	11.20	372,132,171	2.16%	-2.46%	to	-5.06%
2012	0.40%	to	3.20%	28,617,794	13.17	to	11.62	397,465,850	2.07%	5.18%	to	2.22%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
2013	0.80%	to	1.40%	1,706,222	16.41	to	15.66	26,905,580	0.41%	34.97%	to	34.16%
2012	0.80%	to	1.40%	1,935,622	12.15	to	11.67	22,729,870	0.49%	13.83%	to	13.14%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
2013	0.40%	to	2.95%	8,495,980	15.14	to	29.35	293,067,910	0.27%	35.33%	to	31.86%
2012	0.40%	to	3.30%	9,324,722	11.19	to	21.50	241,187,085	0.38%	14.10%	to	10.77%
VIP Overseas Portfolio - Initial Class (FOP)
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
2013	0.80%	to	1.40%	1,772,900	26.41	to	25.73	57,237,455	1.35%	29.39%	to	28.61%
2012	0.80%	to	1.40%	2,036,328	20.41	to	20.01	50,881,408	1.89%	19.77%	to	19.05%
VIP Overseas Portfolio - Service Class 2 (FO2)
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
2013	1.15%	to	2.25%	93,749	25.35	to	22.45	2,314,397	0.96%	28.67%	to	27.24%
2012	1.15%	to	2.25%	124,307	19.70	to	17.64	2,396,554	1.64%	18.99%	to	17.66%
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
2013	0.80%	to	1.40%	334,669	22.73	to	21.17	7,155,947	0.79%	29.40%	to	28.62%
2012	0.80%	to	1.40%	396,128	17.56	to	16.46	6,579,269	0.50%	26.08%	to	25.32%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%
2013			0.40%	804			12.43	9,995	0.79%			24.31%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
2013	0.40%	to	2.30%	406,175	10.47	to	11.27	4,622,209	0.09%	4.67%	to	10.96%	****
2012	1.15%	to	2.20%	55,968	10.23	to	10.16	570,936	0.00%	2.33%	to	1.61%	****
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2016			0.40%	770			9.89	7,614	2.04%			0.34%
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
International Growth Fund/VA- Service Shares (OVIGS)
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
2013	0.80%	to	1.40%	1,239,133	23.05	to	23.59	36,088,027	2.35%	12.26%	to	11.59%
2012	0.80%	to	1.40%	1,434,115	20.53	to	21.14	37,466,189	1.35%	11.44%	to	10.76%
Core Bond Fund/VA - Non-Service Shares (OVB)
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
2013	0.80%	to	1.40%	1,470,230	15.08	to	14.76	27,812,794	5.07%	-0.90%	to	-1.50%
2012	0.80%	to	1.40%	1,736,330	15.22	to	14.98	33,119,981	4.89%	9.41%	to	8.74%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
2013	0.60%	to	1.40%	2,148,688	11.51	to	51.06	115,712,883	1.38%	15.06%	to	25.53%	****
2012	0.80%	to	1.40%	2,405,799	43.41	to	40.68	104,525,558	2.16%	20.29%	to	19.56%
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****
2013	0.95%	to	2.25%	244,473	24.50	to	27.33	7,307,348	1.15%	25.78%	to	24.14%
2012	0.95%	to	2.25%	310,391	19.48	to	22.02	7,406,259	1.91%	19.80%	to	18.22%
International Growth Fund/VA - Non-Service Shares (OVIG)
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
2015	0.40%	to	0.60%	54,413	10.99	to	10.94	597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
2013	0.40%	to	0.60%	43,039	11.55	to	11.53	496,525	0.06%	15.49%	to	15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
2013	0.40%	to	1.40%	921,054	12.09	to	13.57	12,629,553	1.10%	20.88%	to	29.93%	****
2012	0.80%	to	1.40%	1,074,623	11.28	to	10.45	11,345,866	1.01%	15.93%	to	15.23%
Main Street Fund(R)/VA - Service Class (OVGIS)
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
2013	0.40%	to	3.05%	11,093,728	14.18	to	16.83	234,121,775	0.86%	30.91%	to	27.43%
2012	0.40%	to	3.20%	12,583,850	10.83	to	13.01	204,894,940	0.65%	16.14%	to	12.87%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
2013	0.80%	to	1.40%	510,359	16.06	to	15.33	7,872,940	0.89%	39.89%	to	39.04%
2012	0.80%	to	1.40%	397,625	11.48	to	11.02	4,409,595	0.57%	17.04%	to	16.33%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
2013	0.40%	to	2.80%	2,350,049	17.54	to	25.50	74,014,689	0.69%	40.06%	to	36.69%
2012	0.40%	to	3.30%	2,334,765	12.52	to	17.75	53,269,053	0.33%	17.20%	to	13.78%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
2013	0.80%	to	1.40%	1,372,859	8.87	to	8.16	11,347,669	0.01%	34.90%	to	34.08%
2012	0.80%	to	1.40%	1,559,411	6.58	to	6.09	9,602,969	0.00%	15.51%	to	14.81%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
2013	0.80%	to	1.40%	125,275	10.07	to	10.00	1,253,971	4.88%	-0.93%	to	-1.53%
2012	0.80%	to	1.40%	67,987	10.16	to	10.15	690,480	0.00%	1.65%	to	1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
2013	0.85%	to	2.75%	963,727	10.04	to	9.81	9,601,690	4.50%	-1.21%	to	-3.11%
2012	0.95%	to	2.75%	874,911	10.16	to	10.12	8,879,113	0.00%	1.58%	to	1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%
2013	0.65%	to	2.65%	4,567,870	10.61	to	10.26	47,681,453	5.16%	-0.54%	to	-2.54%
2012	0.65%	to	2.55%	1,874,670	10.67	to	10.53	19,881,541	6.23%	6.71%	to	5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
2013	0.40%	to	2.55%	2,492,506	12.55	to	11.33	29,755,599	1.72%	-6.94%	to	-8.95%
2012	0.75%	to	2.55%	1,763,524	13.31	to	12.45	22,842,574	5.09%	4.44%	to	2.54%
Low Duration Portfolio - Advisor Class (PMVLAD)
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
2013	0.40%	to	3.05%	33,423,782	12.15	to	10.72	384,925,917	1.35%	-0.63%	to	-3.28%
2012	0.40%	to	3.20%	28,772,761	12.23	to	11.02	337,025,026	1.81%	5.33%	to	2.36%
Total Return Portfolio - Advisor Class (PMVTRD)
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
2013	0.40%	to	2.80%	25,952,951	10.71	to	10.03	269,467,393	2.14%	-2.44%	to	-4.80%
2012	0.40%	to	2.80%	17,987,204	10.98	to	10.54	193,716,161	2.44%	9.06%	to	6.43%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
2015	0.40%	to	0.60%	11,828	5.37	to	5.34	63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
2013			0.40%	2,094			8.94	18,722	0.00%			-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
2013			0.40%	807			9.21	7,433	2.35%			-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
VT Growth & Income Fund: Class IB (PVGIB)
2016	1.05%	to	2.10%	77,968	20.58	to	19.56	1,664,605	1.84%	13.81%	to	12.61%
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
2013	1.05%	to	2.30%	149,244	18.03	to	17.32	2,814,117	1.76%	34.25%	to	32.56%
2012	1.05%	to	2.30%	187,620	13.43	to	13.06	2,644,472	1.81%	17.88%	to	16.39%
VT Growth Opportunities Fund: Class IB (PVGOB)
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
VT International Equity Fund: Class IB (PVTIGB)
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
2013	1.15%	to	2.05%	17,177	20.35	to	18.46	336,690	1.50%	26.60%	to	25.45%
2012	1.15%	to	2.05%	21,475	16.07	to	14.71	332,677	2.25%	20.51%	to	19.41%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
2013	0.95%	to	2.30%	100,705	20.27	to	19.21	2,129,944	0.84%	42.36%	to	40.42%
2012	0.95%	to	2.35%	127,985	14.24	to	13.61	1,899,798	0.38%	13.14%	to	11.54%
VI American Franchise Fund - Series II Shares (ACEG2)
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%
2013	0.80%	to	2.50%	544,932	13.42	to	13.04	7,224,266	0.25%	38.68%	to	36.30%
2012	0.80%	to	2.55%	548,055	9.68	to	9.56	5,277,298	0.00%	-3.21%	to	-4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
2013	1.15%	to	1.55%	25,251	19.51	to	18.70	486,302	0.63%	32.39%	to	31.85%
2012	1.15%	to	1.55%	26,781	14.73	to	14.18	390,226	0.99%	14.94%	to	14.47%
Small-Cap Portfolio - Investment Class (ROCSC)
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
2013	0.40%	to	0.60%	5,442	12.63	to	12.61	68,683	1.76%	26.27%	to	26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
2013	0.40%	to	2.45%	333,972	9.97	to	9.83	3,301,465	0.00%	-0.31%	to	-1.69%	****
Health Sciences Portfolio - II (TRHS2)
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
2013	0.40%	to	2.80%	6,412,668	22.81	to	20.86	140,496,406	0.00%	49.91%	to	46.30%
2012	0.65%	to	2.80%	3,798,987	15.12	to	14.26	56,146,556	0.00%	30.15%	to	27.32%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
2013	0.40%	to	2.55%	2,913,519	11.40	to	10.27	30,449,440	0.34%	14.03%	to	7.48%	****
2012	0.75%	to	2.55%	1,388,083	9.68	to	9.56	13,363,085	0.78%	-3.24%	to	-4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%
2013	0.80%	to	1.40%	489,626	19.84	to	20.17	11,575,326	2.39%	-9.90%	to	-10.44%
2012	0.80%	to	1.40%	576,088	22.02	to	22.53	15,204,351	1.74%	4.70%	to	4.07%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
2015	0.80%	to	1.40%	809,875	24.23	to	21.59	17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
2013	0.80%	to	1.40%	1,077,764	28.74	to	25.92	28,316,991	1.62%	11.12%	to	10.45%
2012	0.80%	to	1.40%	1,277,864	25.87	to	23.47	30,377,030	0.00%	28.77%	to	27.99%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
2013	0.75%	to	2.80%	2,044,581	10.72	to	10.35	52,324,603	0.75%	9.70%	to	7.44%
2012	0.75%	to	2.80%	2,974,012	9.77	to	9.64	65,033,799	0.76%	-2.28%	to	-3.63%	****
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
2013	0.40%	to	0.60%	165,259			10.83	1,790,170	0.00%			8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
2013	0.40%	to	0.60%	75,534	10.63	to	10.62	802,504	0.00%	6.27%	to	6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
2013	0.40%	to	0.60%	222,311	10.75	to	10.74	2,389,889	0.00%	7.53%	to	7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
2013	0.40%	to	2.80%	13,405,643	17.66	to	15.76	223,555,413	1.21%	24.63%	to	21.63%
2012	0.65%	to	2.80%	9,003,602	14.04	to	12.96	122,124,768	1.13%	18.40%	to	15.83%
Variable Insurance Portfolios - High Income (WRHIP)
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
2013	0.60%	to	2.80%	7,007,963	10.38	to	11.50	82,246,215	4.30%	3.77%	to	7.41%	****
2012	0.75%	to	2.80%	2,344,079	10.86	to	10.71	25,294,682	0.05%	8.55%	to	7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
2013	0.40%	to	2.65%	2,767,879	13.11	to	12.62	35,566,853	0.00%	29.42%	to	26.50%
2012	0.40%	to	2.80%	741,676	10.13	to	9.97	7,454,095	0.00%	1.29%	to	-0.34%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	4.18%
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
2013	0.40%	to	0.60%	216,208	13.27	to	13.16	2,869,630	1.53%	14.29%	to	14.06%
2012			0.40%	199,019			11.61	2,311,373	0.81%	6.52%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
2013	0.40%	to	0.60%	2,057,057	14.48	to	14.36	29,770,493	1.12%	20.35%	to	20.11%
2012			0.40%	1,406,121			12.03	16,912,148	0.74%			9.09%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
2013	0.40%	to	0.60%	3,153,289	15.05	to	14.93	47,456,503	1.25%	23.32%	to	23.07%
2012			0.40%	2,235,029			12.20	27,276,311	0.71%			10.37%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
2013	0.40%	to	0.60%	540,241	13.92	to	13.80	7,518,782	1.36%	17.24%	to	17.00%
2012			0.40%	449,607			11.87	5,337,953	0.69%			7.98%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2013			1.30%	74			68.31	5,055	0.01%			41.93%
2012			1.30%	74			48.13	3,562	0.00%			16.20%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
2013	0.40%	to	2.70%	2,411,352	25.40	to	21.64	57,488,287	0.00%	49.63%	to	46.18%
2012	0.40%	to	2.70%	2,006,569	16.97	to	14.80	32,340,952	0.00%	7.44%	to	4.95%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
2013	1.15%	to	1.75%	2,784	19.39	to	18.99	53,355	0.13%	38.27%	to	37.43%
2012	1.15%	to	1.75%	3,493	14.03	to	13.82	48,543	0.00%	19.00%	to	18.28%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.80%	to	1.40%	1,979,986	30.83	to	28.90	57,749,512	1.38%	26.32%	to	25.56%
2012	0.80%	to	1.40%	2,245,911	24.41	to	23.02	52,131,298	2.12%	20.25%	to	19.53%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75%	to	2.65%	4,545,894	13.11	to	17.24	87,818,648	1.15%	26.05%	to	23.64%
2012	0.75%	to	2.80%	4,390,476	10.40	to	13.76	67,830,605	1.92%	20.05%	to	17.56%
VA International Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
2013	0.40%	to	2.65%	1,179,976	12.65	to	11.77	14,418,065	1.70%	22.41%	to	19.65%
2012	0.40%	to	2.50%	917,015	10.33	to	9.87	9,259,820	1.50%	13.58%	to	11.18%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80%	to	2.65%	1,142,861	11.79	to	15.15	19,109,102	1.93%	-1.76%	to	-3.60%
2012	0.80%	to	2.65%	1,605,393	12.00	to	15.71	27,445,545	1.42%	12.25%	to	10.15%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80%	to	2.95%	3,996,862	13.70	to	15.49	70,947,400	2.40%	22.00%	to	19.35%
2012	0.80%	to	3.30%	4,857,387	11.23	to	12.58	71,028,710	2.99%	17.35%	to	14.39%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	2.65%	7,038,230	16.04	to	16.40	127,456,544	4.76%	0.98%	to	-1.06%
2012	0.65%	to	2.65%	6,702,502	15.88	to	16.58	121,596,625	6.32%	14.31%	to	12.01%
Advantage VT Small Cap Value Fund - Class 2 (obsolete) (WFVSMV)
2014			1.10%	631			11.53	7,278	0.35%			3.31%
2013			1.10%	684			11.17	7,637	0.72%			13.49%
2012			1.10%	753			9.84	7,408	0.87%			12.74%
Advantage VT Total Return Bond Fund - Class 2 (obsolete) (WFVTRB)
2015	1.15%	to	1.25%	21,348	14.46	to	14.30	305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
2013	1.15%	to	1.25%	21,348	14.00	to	13.87	296,394	1.25%	-3.55%	to	-3.65%
2012	1.15%	to	1.25%	21,348	14.52	to	14.40	307,599	1.44%	4.87%	to	4.77%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
2013	0.95%	to	2.55%	379,071	19.19	to	19.57	8,313,066	0.41%	28.82%	to	26.74%
2012	0.95%	to	2.80%	480,417	14.89	to	13.71	8,220,030	0.22%	15.57%	to	13.41%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%
2013	0.80%	to	1.40%	1,373,290	14.53	to	13.96	19,261,214	5.26%	5.12%	to	4.48%
2012	0.80%	to	1.40%	1,901,222	13.83	to	13.36	25,500,923	6.07%	13.38%	to	12.70%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75%	to	2.75%	5,499,724	14.54	to	14.30	87,655,891	6.26%	6.14%	to	4.00%
2012	0.75%	to	2.80%	6,661,716	13.70	to	13.69	101,010,556	8.06%	13.85%	to	11.49%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80%	to	1.40%	656,098	26.65	to	24.83	16,463,567	1.06%	-0.05%	to	-0.66%
2012	0.80%	to	1.40%	878,960	26.67	to	25.00	22,181,145	0.46%	16.30%	to	15.59%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75%	to	2.80%	2,953,153	7.07	to	17.17	56,177,769	0.97%	-0.31%	to	-2.37%
2012	0.75%	to	2.80%	2,705,132	7.09	to	17.58	52,295,751	0.26%	16.04%	to	13.64%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80%	to	1.40%	1,095,402	23.66	to	22.04	24,342,382	0.52%	16.87%	to	16.16%
2012	0.80%	to	1.40%	1,277,738	20.24	to	18.98	24,424,151	0.82%	14.65%	to	13.96%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
2013	0.80%	to	1.40%	1,465,832	20.03	to	18.66	27,631,594	1.37%	29.41%	to	28.63%
2012	0.80%	to	1.40%	1,648,948	15.48	to	14.51	24,145,786	1.92%	19.75%	to	19.02%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
2013	0.40%	to	2.80%	5,200,723	10.41	to	14.32	83,385,210	1.27%	29.63%	to	26.51%
2012	0.40%	to	2.95%	4,917,966	8.03	to	11.17	61,701,939	1.76%	19.97%	to	16.89%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80%	to	1.40%	3,088,532	11.63	to	11.23	34,837,398	1.22%	20.37%	to	19.64%
2012	0.80%	to	1.40%	3,566,046	9.66	to	9.39	33,593,312	0.58%	14.85%	to	14.15%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80%	to	1.40%	284,346	19.20	to	17.99	5,155,407	2.21%	20.45%	to	19.72%
2012	0.80%	to	1.40%	334,802	15.94	to	15.03	5,067,035	0.37%	16.30%	to	15.59%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40%	to	2.80%	5,533,991	8.79	to	10.76	66,931,305	2.32%	20.61%	to	17.71%
2012	0.40%	to	3.30%	5,926,599	7.29	to	8.74	60,197,485	0.16%	16.48%	to	13.08%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
2013	0.40%	to	1.40%	1,371,740	11.90	to	23.92	36,296,848	0.66%	19.02%	to	27.92%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2016

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2012	0.80%	to	1.40%	1,556,489	17.41	to	18.70	32,162,891	0.54%	13.11%	to	12.42%
American Century NVIT Growth Fund - Class II (obsolete) (CAF2)
2015	0.40%	to	2.75%	4,058,798	15.34	to	13.72	58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
2013	0.40%	to	2.65%	2,980,072	13.34	to	12.55	38,538,816	1.01%	28.89%	to	25.98%
2012	0.40%	to	2.80%	2,300,514	10.35	to	9.94	23,350,674	0.98%	13.32%	to	10.59%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2012			1.30%	5			60.41	302	0.00%			11.13%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	13.29	to	17.89	3,694,111	0.00%	2.64%	to	0.88%
2013	0.80%	to	2.80%	223,324	12.95	to	15.83	4,331,082	0.00%	44.67%	to	41.75%
2012	0.80%	to	2.80%	252,460	8.95	to	11.16	3,401,665	0.00%	7.95%	to	5.77%

2016	Reserves for annuity contracts in payout phase:								$9,930,422
2016	Contract owners equity:								$48,380,816,200
2015	Reserves for annuity contracts in payout phase:								$9,994,873
2015	Contract owners equity:								$45,303,722,763
2014	Reserves for annuity contracts in payout phase:								$9,682,634
2014	Contract owners equity:								$45,160,288,424
2013	Reserves for annuity contracts in payout phase:								$10,085,658
2013	Contract owners equity:								$41,548,378,750
2012	Reserves for annuity contracts in payout phase:								$8,281,156
2012	Contract owners equity:								$33,972,994,748
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2016. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2017

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2016	2015	2014
Revenues
Policy charges	$2,361	$2,216	$2,065
Premiums	642	786	831
Net investment income	2,139	1,982	1,900
Net realized investment (losses) gains, including other-than-temporary impairment losses	(111)	82	(1,078)
Other revenues	8	14	11

Total revenues	$5,039	$5,080	$3,729

Benefits and expenses
Interest credited to policyholder account values	$1,406	$1,078	$1,096
Benefits and claims	1,298	1,662	1,502
Amortization of deferred policy acquisition costs	433	68	207
Other expenses, net of deferrals	998	1,044	1,055

Total benefits and expenses	$4,135	$3,852	$3,860

Income (loss) before federal income taxes and noncontrolling interests	$904	$1,228	$(131)
Federal income tax expense (benefit)	126	293	(147)

Net income	$778	$935	$16
Loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Net income attributable to Nationwide Life Insurance Company	$869	$1,031	$110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2016	2015	2014
Net income	$778	$935	$16

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$237	$(720)	$435
Other	22	43	27

Total other comprehensive income (loss), net of tax	$259	$(677)	$462

Total comprehensive income	$1,037	$258	$478
Comprehensive loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,128	$354	$572

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2016	2015
Assets
Investments:
Fixed maturity securities, available-for-sale	$43,690	$37,570
Mortgage loans, net of allowance	9,760	8,396
Policy loans	989	993
Short-term investments	1,944	766
Other investments	1,111	943

Total investments	$57,494	$48,668
Cash and cash equivalents	92	67
Accrued investment income	514	477
Deferred policy acquisition costs	5,432	5,200
Goodwill	200	200
Other assets	2,835	2,328
Separate account assets	89,071	87,238

Total assets	$155,638	$144,178

Liabilities and equity
Liabilities
Future policy benefits and claims	$52,911	$45,397
Short-term debt	300	400
Long-term debt	707	707
Other liabilities	3,104	2,042
Separate account liabilities	89,071	87,238

Total liabilities	$146,093	$135,784

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	6,530	5,661
Accumulated other comprehensive income	626	367

Total shareholder’s equity	$8,878	$7,750
Noncontrolling interests	667	644

Total equity	$9,545	$8,394

Total liabilities and equity	$155,638	$144,178

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504
Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2016	2015	2014
Cash flows from operating activities
Net income	$778	$935	$16
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	111	(82)	1,078
Interest credited to policyholder account values	1,406	1,078	1,096
Capitalization of deferred policy acquisition costs	(823)	(870)	(685)
Amortization of deferred policy acquisition costs	433	68	207
Amortization and depreciation	81	107	128
Deferred tax expense (benefit)	65	217	(152)
Changes in:
Policy liabilities	(680)	(249)	(421)
Derivatives, net	(247)	(141)	(181)
Other, net	(142)	(280)	(59)

Net cash provided by operating activities	$982	$783	$1,027

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$3,007	$2,828	$2,798
Proceeds from sales of available-for-sale securities	852	466	647
Purchases of available-for-sale securities	(8,938)	(7,106)	(5,640)
Proceeds from repayments and sales of mortgage loans	792	1,027	920
Issuances of mortgage loans	(2,163)	(2,155)	(1,837)
Net (purchases) sales of short-term investments	(1,174)	169	(524)
Collateral received, net	217	48	399
Other, net	(231)	(136)	(94)

Net cash used in investing activities	$(7,638)	$(4,859)	$(3,331)

Cash flows from financing activities
Net change in short-term debt	$(100)	$(260)	$382
Repayments of long-term debt	—	(2)	—
Investment and universal life insurance product deposits	10,894	8,224	6,037
Investment and universal life insurance product withdrawals	(4,132)	(3,884)	(4,095)
Other, net	19	(12)	(4)

Net cash provided by financing activities	$6,681	$4,066	$2,320

Net increase (decrease) in cash and cash equivalents	$25	$(10)	$16
Cash and cash equivalents at beginning of year	67	77	61

Cash and cash equivalents at end of year	$92	$67	$77

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2016 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2016 and 2015, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.6% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2016 and 2015 was $2.3 billion. In connection with an FHLB requirement for funding agreements, the Company held $47 million and $46 million of FHLB stock as of December 31, 2016 and 2015, respectively.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $72 million and $78 million as of December 31, 2016 and 2015, respectively.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2016 and 2015, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% as of December 31, 2016 and 2015) to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2016 and December 31, 2015, the fair value of the securities received as collateral and recorded off balance sheet is $331 million and $167 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2016 and 2015, the fair value of loaned securities was $541 million and $389 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds and real estate partnerships and funds accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $495 million and $315 million as of December 31, 2016 and 2015, respectively. The carrying value of these investments was $362 million and $199 million as of December 31, 2016 and 2015, respectively.

The Company has sold $1.5 billion and $1.4 billion in tax credit funds to unrelated third parties as of December 31, 2016 and 2015, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2032. These guarantees are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $836 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the tax credit funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $667 million and $644 million as of December 31, 2016 and 2015, respectively, and are included within the consolidated balance sheet primarily as other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016, and other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2016 annual impairment test and determined that no impairment was required. As of December 31, 2016 and 2015, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2016 and 2015 (4% in 2014) and 33% of the number of life insurance policies in force in 2016 (35% in 2015 and 37% in 2014). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2017, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2016, the Company adopted ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as a practical expedient for fair value within the fair value hierarchy. The adoption of this guidance resulted in changes to disclosures only. Refer to Note 8 for the disclosure in accordance with the adopted guidance.

On January 1, 2016, the Company adopted ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The adoption of this guidance had no material impact on the Company’s consolidated financial statements. Refer to Note 2 for discussion on short duration insurance contracts.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. The Company will adopt ASU 2014-09 for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The Company is currently in the process of determining the impact of adoption.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not, in and of itself, trigger de-designation of a hedging relationship provided that all other hedge accounting criteria continue to be met. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for equity method, the cost of acquiring the additional interest in the investee would be added to the current basis of the investor’s previously held interest, and the equity method would be applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in accumulated other comprehensive income related to an available-for-sale security that becomes eligible for the equity method are to be recognized in earnings as of the date on which the investment qualifies for the equity method. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $359 million and $496 million for the years ended December 31, 2016 and December 31, 2015, respectively. The separate account value subject to GMIB was $347 million and $380 million for the years ended December 31, 2016 and December 31, 2015, respectively. The net amount at risk, general account value, reserve balances and paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2016				December 31, 2015
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$922	$27,459	$76	66	$885	$24,452	$208	66
Minimum return or anniversary contract value	1,813	31,380	555	71	1,817	31,511	1,133	70

Total contracts with GMDB	$2,735	$58,839	$631	69	$2,702	$55,963	$1,341	68

Contracts with GLWB:
GLWB minimum return or anniversary contract value	$149	$34,974	$166	67	$141	$32,187	$142	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
GMDB	$170	$148
GLWB	$297	$180

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $36 million and $20 million for the years ended December 31, 2016 and 2015, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Mutual funds:
Bond	$5,986	$5,371
Domestic equity	48,824	46,469
International equity	3,010	3,001

Total mutual funds	$57,820	$54,841
Money market funds	1,019	1,122

Total[1]	$58,839	$55,963

1	Excludes $30.2 billion and $31.3 billion as of December 31, 2016 and 2015, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed indexed annuity products with GMDB and GLWB. As of December 31, 2016 and 2015, the general account value for contracts with GMDB was $5.2 billion and $2.7 billion, respectively, which includes $2.5 billion and $1.4 billion, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk, reserve balance and paid claims for these guarantees were immaterial as of December 31, 2016 and 2015.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $710 million and $548 million as of December 31, 2016 and 2015, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2016	$2,991	$2,117	$55,053	51
December 31, 2015	$2,473	$2,053	$48,140	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2016	2015	2014
Balance at beginning of year	$5,200	$4,063	$3,778
Capitalization of DAC	823	870	685
Amortization of DAC, excluding unlocks	(412)	(326)	(397)
Amortization of DAC related to unlocks	(21)	258	190
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(158)	335	(193)

Balance at end of year	$5,432	$5,200	$4,063

During 2016, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in amortization for DAC of $190 million and decrease in amortization for other related balances of $15 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate public securities	27,355	1,049	350	28,054
Corporate private securities	5,731	227	147	5,811
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until anticipated recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2016. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,122	$1,135
Due after one year through five years	11,637	12,127
Due after five years through ten years	11,677	11,727
Due after ten years	11,700	12,217

Subtotal	$36,136	$37,206
Residential mortgage-backed securities	3,161	3,248
Commercial mortgage-backed securities	1,260	1,279
Asset-backed securities	1,967	1,957

Total fixed maturity securities	$42,524	$43,690

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,174	$588
Adjustment to DAC	(191)	(33)
Adjustment to future policy benefits and claims	(68)	(16)
Adjustment to policyholder dividend obligation	(74)	(67)
Deferred federal income tax expense	(288)	(156)

Net unrealized gains on available-for-sale securities	$553	$316

1	Includes net unrealized gains (losses) of $1 million and ($20) million as of December 31, 2016 and 2015, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2016	2015
Balance at beginning of year	$316	$1,036
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	499	(1,662)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	21	(11)
Net adjustment to DAC and other expense	(158)	339
Net adjustment to future policy benefits and claims	(52)	143
Net adjustment to policyholder dividend obligations	(7)	53
Related federal income tax (expense) benefit	(109)	401

Unrealized gains (losses) on available-for-sale securities	$194	$(737)
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($23 and $9 as of December 31, 2016 and 2015, respectively)	(43)	(17)

Net unrealized gains (losses) on available-for-sale securities	$237	$(720)

Balance at end of year	$553	$316

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2016
Fixed maturity securities:
Corporate public securities	$7,315	$255	$990	$95	$350
Corporate private securities	1,447	65	508	82	147
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total [2]	$10,108	$348	$2,354	$255	$603

December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Residential mortgage-backed securities	427	3	423	39	42
Asset-backed securities	654	7	756	67	74
Other	844	20	81	2	22

Total[2]	$11,737	$541	$2,653	$464	$1,005

1	As of December 31, 2016 and 2015, there were $118 million and $448 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 946 and 1,059 available-for-sale securities in an unrealized loss position as of December 31, 2016 and 2015, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Amortized cost:
Loans with non-specific reserves	$9,775	$8,403
Loans with specific reserves[1]	17	19

Total amortized cost	$9,792	$8,422

Valuation allowance:
Non-specific reserves	$28	$23
Specific reserves	4	3

Total valuation allowance[2]	$32	$26

Mortgage loans, net of allowance	$9,760	$8,396

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2016, 2015 and 2014. The average recorded investment was $18 million, $14 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes in the valuation allowance for the years ended December 31, 2016, 2015 and 2014 were immaterial.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

As of December 31, 2016 and 2015, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total[2]	$9,734	$58	$9,792	$9,710	$82	$9,792

December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[3]	$8,392	$30	$8,422	$8,323	$99	$8,422

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2016, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.05 and 1.26, with a total weighted average DSC ratio of 2.04. As of December 31, 2016, the weighted average LTV ratios for the respective DSC ratio ranges above were 58% and 74%, with a total weighted average LTV ratio of 59%.
3	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2016 and 2015, respectively. Additionally, available-for-sale securities with a carrying value of $260 million and $538 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2016 and 2015, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Fixed maturity securities, available-for-sale	$1,781	$1,646	$1,575
Mortgage loans	407	390	362
Alternative Investments	(60)	(56)	(32)
Policy loans	52	51	51
Other	21	12	3

Gross investment income	$2,201	$2,043	$1,959
Investment expenses	62	61	59

Net investment income	$2,139	$1,982	$1,900

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Realized gains on sales[1]	$50	$15	$31
Realized losses on sales[1]	(90)	(41)	(19)
Net realized derivative (losses) gains	(42)	120	(1,087)
Valuation losses and other	(3)	(11)	2
OTTI losses[2]	(26)	(1)	(5)

Net realized investment (losses) gains	$(111)	$82	$(1,078)

1	Proceeds from the sale of available-for-sale securities were $852 million, $466 million and $647 million during the years ended December 31, 2016, 2015 and 2014, respectively. Gross gains of $49 million, $11 million and $17 million and gross losses of $89 million, $36 million and $10 million were realized on sales of available-for-sale securities during the years ended December 31, 2016, 2015 and 2014, respectively.
2	OTTI on fixed maturity securities excludes $6 million, $2 million and $1 million of non-credit losses included in other comprehensive income for the years ended December 31, 2016, 2015 and 2014, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Cumulative credit losses at beginning of year[1]	$(224)	$(254)	$(272)
New credit losses	(22)	(1)	(2)
Incremental credit losses	—	—	(4)
Losses related to securities included in the beginning balance sold or paid down during the period	51	31	24

Cumulative credit losses at end of year[1]	$(195)	$(224)	$(254)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance and annuity products that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2016 and 2015, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2016
Derivatives designated and qualifying as hedging instruments	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$75	$2,078	$110	$1,681
Equity contracts	633	9,562	—	—
Total return swaps and other derivative contracts	—	—	2	2

Total derivatives[1]	$836	$12,582	$123	$1,971

December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[1]	$570	$9,006	$106	$1,150

1	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 million and $11 million, respectively, as of December 31, 2016 and 2015.

Of the $836 million and $570 million of fair value of total derivative assets at December 31, 2016 and 2015, $71 million and $48 million, respectively, are subject to master netting agreements. The Company received $660 million and $374 million of cash collateral and held $89 million and $99 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015. Of the $123 million and $106 million of fair value of total derivative liabilities at December 31, 2016 and 2015, $71 million and $48 million are subject to master netting agreements, respectively. The Company posted $151 million and $92 million of cash collateral and pledged securities with a fair value of $54 million and $64 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Derivatives not designated as hedging instruments:
Interest rate contracts	$13	$(141)	$142
Equity contracts	(81)	(257)	(79)
Total return swaps	—	(44)	(195)
Other derivative contracts	8	(6)	4
Net interest settlements	(2)	32	20

Total derivative losses[1]	$(62)	$(416)	$(108)
Change in embedded derivative liabilities and related fees[2]	20	536	(979)

Net realized derivative (losses) gains	$(42)	$120	$(1,087)

1	Included in total derivative losses are economic hedging (losses) gains of $(2) million, $(402) million and $941 million related to the guaranteed benefit annuity programs for the years ended December 31, 2016, 2015 and 2014, respectively. Included in total derivative (losses) gains for the year ended December 31, 2015 and 2014 are economic hedging gains (losses) of $52 million and $(1.0) billion related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the year ended December 31, 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. The annual review produced a favorable impact for the year ended December 31, 2014, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate public securities	—	27,845	209	28,054
Corporate private securities	—	4,747	1,064	5,811
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million as of December 31, 2016 of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net gains (losses)
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $157 million for future policy benefits and claims, $145 million for derivative assets, $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of the total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value has changed to conform with current period presentation as a result of new guidance.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in observability of pricing inputs used for certain corporate public and private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.
3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets[1]	83,466	1,323	361	85,150

Assets at fair value	$85,044	$37,028	$2,071	$124,143

Liabilities
Future policy benefits and claims	$—	$—	$65	$65
Derivative instruments - liabilities	—	100	6	106

Liabilities at fair value	$—	$100	$71	$171

1	Excludes $2.1 billion of separate account assets that use NAV as a practical expedient to estimate fair value, which presentation has changed to conform with the current period presentation as a result of new guidance. This included an investment in a mutual fund that was not redeemed until the guarantee period expired in 2016 with a net asset value of $1.7 billion. The investment strategy of this fund was to build a portfolio where the assets were sufficient to achieve a target portfolio value by the end of the guarantee period.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$354	$2,068	$264
Net (losses) gains
In operations[1]	(6)	—	(46)	7	(45)	(313)
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	—	247	144
Sales	(162)	—	(24)	—	(186)	(24)
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as practical expedient to estimate fair value has changed to conform with the current period presentation as a result of new guidance.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to the change in observability of pricing inputs used for certain corporate private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2016				December 31, 2015
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$9,760	$9,589	$—	$9,589	$8,396	$8,462	$—	$8,462
Policy loans	$989	$989	$—	$989	$993	$993	$—	$993
Other investments	$72	$72	$—	$72	$71	$71	$—	$71

Liabilities
Investment contracts	$31,431	$29,736	$—	$29,736	$27,301	$25,822	$—	$25,822
Short-term debt	$300	$300	$—	$300	$400	$400	$—	$400
Long-term debt	$707	$927	$920	$7	$707	$941	$934	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Liabilities:
Future policyholder benefits	$1,602	$1,637
Policyholder funds and accumulated dividends	138	138
Policyholder dividends payable	20	21
Policyholder dividend obligation	100	99
Other policy obligations and liabilities	38	35

Total liabilities	$1,898	$1,930

Assets:
Available-for-sale securities	$1,286	$1,316
Mortgage loans, net of allowance	223	235
Policy loans	138	146
Other assets	98	71

Total assets	$1,745	$1,768

Excess of reported liabilities over assets	$153	$162

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$7	$(53)
Adjustment to policyholder dividend obligation	(7)	53

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$153	$162

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,286	$1,316
Amortized cost	1,212	1,249
Shadow policyholder dividend obligation	(74)	(67)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2016	2015	2014
Revenues:
Premiums	$56	$58	$61
Net investment income	84	87	93
Realized investment (losses) gains	(3)	1	1
Realized losses credited to policyholder benefit obligation	(1)	(5)	(5)

Total revenues	$136	$141	$150

Benefits and expenses:
Policy and contract benefits	$125	$122	$124
Change in future policyholder benefits and interest credited to policyholder accounts	(36)	(33)	(34)
Policyholder dividends	40	40	43
Change in policyholder dividend obligation	(8)	(4)	(1)
Other expenses	1	1	2

Total benefits and expenses	$122	$126	$134

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$15	$16
Federal income tax expense	5	5	6

Revenues, net of benefits and expenses and federal income tax expense	$9	$10	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$162	$172	$182
Change during period	(9)	(10)	(10)

End of period	$153	$162	$172

Cumulative closed block earnings from inception through December 31, 2016, 2015 and 2014 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $26 million, $32 million and $32 million as of December 31, 2016, 2015 and 2014, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $300 million and $400 million outstanding under the agreement as of December 31, 2016 and 2015, respectively, with a weighted average interest rate of 0.72% and 0.45%, respectively.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

In March 2016, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 24, 2017, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.1 billion and $6.7 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2016 and 2015, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The amount of interest paid on short-term debt was immaterial in 2016, 2015 and 2014.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2016	2015
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	7

Total long-term debt	$707	$707

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2016, 2015 and 2014. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2016	2015	2014
Current tax expense	$61	$76	$5
Deferred tax expense (benefit)	65	217	(152)

Total tax expense (benefit)	$126	$293	$(147)

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2016		2015		2014
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$316	35%	$430	35%	$(46)	35%
Dividends received deduction	(144)	(16)%	(118)	(10)%	(87)	66%
Tax credits	(81)	(9)%	(63)	(5)%	(53)	41%
Noncontrolling interest	32	4%	33	3%	33	(25)%
Other, net	3	—%	11	1%	6	(5)%

Total	$126	14%	$293	24%	$(147)	112%

The Company’s current federal income tax liability was $52 million and $61 million as of December 31, 2016 and 2015, respectively.

The Company made $7 million, $33 million and immaterial payments for the years ended December 31, 2016, 2015 and 2014, respectively.

During 2016 and 2015, the Company recorded a tax benefit of $6 million and $1 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2016, the Company had $254 million in low-income-housing credit carryforwards, which expire between 2024 and 2036, $268 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $77 million in foreign tax credit carryforwards, which expire between 2017 and 2025. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Deferred tax assets
Future policy benefits and claims	$953	$825
Tax credit carryforwards	599	483
Derivatives, including embedded derivatives	21	120
Other	383	411

Gross deferred tax assets	$1,956	$1,839
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,939	$1,822

Deferred tax liabilities
Deferred policy acquisition costs	$1,577	$1,502
Available-for-sale securities	536	315
Other	278	249

Gross deferred tax liabilities	$2,391	$2,066

Net deferred tax liability	$452	$244

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2016	2015	2014
Balance at beginning of period	$36	$38	$36
Additions for current year tax positions	1	1	3
Additions for prior year tax positions	1	—	—
Reductions for prior years tax positions	(2)	(3)	(1)

Balance at end of period	$36	$36	$38

The Company believes it is reasonably possible that the liability for unrecognized tax benefits could decrease $15 million within the next 12 months as a result of IRS exam settlement.

The Company files consolidated income tax returns in the U.S. federal jurisdiction and various state jurisdictions. NMIC and its eligible subsidiaries are no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. NLIC and its eligible subsidiaries are no longer subject to examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 and 2012. Any adjustments that may result from either IRS examination of tax returns or appeals settlement are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million as of December 31, 2016 and 2015, which also allowed NLIC to admit additional deferred tax assets of $8 million as of December 31, 2016 and 2015.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million and $64 million as of December 31, 2016 and 2015, respectively, which also reduced NLIC’s admitted deferred tax assets by $15 million and $10 million as of December 31, 2016 and 2015, respectively.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2016	2015	2014
Statutory net income (loss)
NLIC	$751	$167	$341
NLAIC	$(227)	$(99)	$(122)

Statutory capital and surplus
NLIC	$5,208	$4,567	$4,408
NLAIC	$968	$735	$691

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2016, 2015 and 2014 NLIC did not pay any dividends to NFS. As of January 1, 2017, NLIC has the ability to pay dividends to NFS totaling $751 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2016, 2015 and 2014, the Company was allocated costs from NMIC and NSC totaling $277 million, $289 million and $275 million, respectively.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $19 million, $18 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.3 billion as of December 31, 2016 and 2015, respectively. Total revenues from these contracts were $127 million, $129 million and $131 million for the years ended December 31, 2016, 2015 and 2014, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111 million, $106 million and $109 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $209 million for the years ended December 31, 2016 and 2015 and $208 million for the years ended 2014, while benefits, claims and expenses ceded during these years were $185 million, $207 million and $217 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2016 and 2015, customer allocations to NFG funds totaled $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2016, 2015 and 2014, NFG paid the Company $199 million, $196 million and $185 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $899 million and $501 million as of December 31, 2016 and 2015, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2016, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $65 million, $63 million and $57 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $332 million, $238 million and $142 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $11 million, $14 million and $18 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory matters. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor (“DOL”), the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2016	2015	2014
Premiums
Direct	$1,011	$1,144	$1,178
Assumed from other companies	—	—	—
Ceded to other companies	(369)	(358)	(347)

Net	$642	$786	$831

Life, accident and health insurance in force
Direct	$275,404	$260,465	$241,936
Assumed from other companies	2	5	5
Ceded to other companies	(61,674)	(60,976)	(59,588)

Net	$213,732	$199,494	$182,353

Amounts recoverable under reinsurance contracts totaled $683 million, $647 million and $704 million as of December 31, 2016, 2015 and 2014, respectively, and are included in other assets in the consolidated balance sheets.

(18) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods while deferred fixed indexed annuity contracts generate a return for the customer based o market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable and fixed annuities.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$1,313	107	941	—	$2,361
Premiums	309	—	296	37	642
Net investment income	713	791	624	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(299)	(299)
Other revenues[2]	—	—	—	14	14

Total revenues	$2,335	$898	$1,861	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder accounts[3]	$424	531	260	30	$1,245
Benefits and claims[4]	487	—	758	32	1,277
Amortization of DAC	235	4	197	(3)	433
Other expenses, net of deferrals	333	181	321	163	998

Total benefits and expenses	$1,479	$716	$1,536	$222	$3,953

Income before federal income taxes and noncontrolling interests	$856	182	325	(459)	$904

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	—	(91)

Pre-tax operating earnings (loss)	$856	$182	$325	$(75)

Assets as of year end	$79,199	$32,239	$33,863	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	$111	$846	$—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	$494	$236	$20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	$199	$306	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	—	(96)

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	11
Less: net loss attributable to noncontrolling interest	—	—	—	(94)

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2016 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$596	$645	$645
Obligations of states, political subdivisions and foreign governments	2,454	2,696	2,696
Public utilities	4,396	4,508	4,508
All other corporate, mortgage-backed and asset-backed securities	35,078	35,841	35,841

Total fixed maturity securities, available-for-sale	$42,524	$43,690	$43,690
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$2	$2	$2
Nonredeemable preferred stocks	—	8	8

Total equity securities, available-for-sale	$2	$10	$10
Trading assets	54	54	54
Mortgage loans, net of allowance	9,793		9,760	[1]
Policy loans	989		989
Other investments	1,047		1,047
Short-term investments	1,944		1,944

Total investments	$56,353		$57,494

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III         Supplementary Insurance Information

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2016
IPS - Annuity	$3,309	$18,007			$309
Retirement Plans	229	17,443			—
IPS - Life and NBSG	2,081	14,614			296
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2016
IPS - Annuity	$713	$1,074	$235	333
Retirement Plans	791	531	4	181
IPS - Life and NBSG	624	1,037	197	321
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS - Annuity	$591	$1,257	$13	$334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V         Valuation and Qualifying Accounts

Years ended December 31, 2016, 2015 and 2014 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

1	Amounts generally represent payoffs, sales and recoveries.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2016.
Statement of Operations for the year ended December 31, 2016.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2016 and 2015.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2016, 2015 and 2014.
Consolidated Balance Sheets as of December 31, 2016 and 2015.
Consolidated Statements of Equity as of December 31, 2016, 2015 and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.
(6)	Depositor’s Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(3)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
(4)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidiifpa99h6.htm".
(6)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated November 22, 1994, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidiiifpa99h7.htm".
(7)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(8)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(9)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm".
(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(11)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".
(12)	Fund Participation Agreement with Neuberger Berman Management Inc., dated January 1, 2006, under document "neuberfpa99h13.htm".
(13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(14)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
(15)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co, Incorporated, and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(16)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(17)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".

(18)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".
(19)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated, dated December 31, 2002, as amended, as document "lordabbettfpa.htm"
(20)	Fund Participation Agreement with BlackRock (formerly,.FAM Distributors and FAM Variable Series Funds, Inc.), Inc. dated April 13, 2004, as amended, as document "blackrockfpa.htm".
(21)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated March 28, 2002, as amended, as document "pimcfpa.htm".
(22)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation and Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".
(23)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document "wadellreedfpa.htm".
The following Fund Participation Agreement was previously filed on April 16, 2008 with post-effective amendment number 20 of registration statement (333-103094) under Exhibit 24(b), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with Vision Group of Funds, M&T Asset Management (Division of Manufacturers and Traders Trust Company) and Federated Securities Corp. dated June 1, 2002, under document "mtbfpa.htm".
The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement (333-164886) under Exhibit 26(h), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm".
The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit (26)(h), and is hereby incorporated by reference.
(26)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010, as document "huntingtonfpa.htm".
The following fund participation agreements were filed previously on April 12, 2011, with Post-Effective Amendment No. 43 (File No. 333-43671) as exhibit 26(h) and are hereby incorporated by reference:
(27)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsasa.htm".
(28)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document " delawarefpa.htm."
(29)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(30)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following fund participation agreement was filed previously on April 20, 2011, with Post-Effective Amendment No. 30 (File No. 333-103094) as exhibit 26(h) and is hereby incorporated by reference:
(31)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999, as document "victoryfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(32)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."

The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(33)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
The following Fund Participation Agreement was previously filed on April 13, 2017 with pre-effective amendment number 39 of registration statement (333-103095) under Exhibit 26(h), and is hereby incorporated by reference.
(34)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015, under document "columbiafpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Underlying Mutual Fund Service Fee Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Distribution and Sales	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Digital Marketing	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2017, was 19,770 and 10,890 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Assistant Secretary	Keith W. Hinze
Director	John L. Carter
Director	Eric S. Henderson
Director	Tina Ambrozy
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 13, 2017.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 13, 2017.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact